UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2020

Date of reporting period: October 31, 2020

Item 1.	Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca

•	iShares TIPS Bond ETF | TIP | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.29%	9.71%
U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)
International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)
Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S. bond market advanced for the 12 months ended October 31, 2020 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. fixed-income performance, returned 6.19%.

U.S. economic growth was unusually volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis. The latter figure represented the largest quarterly economic contraction on record, as efforts to contain the virus through restrictions on travel and business led to widespread disruption of the U.S. economy.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. The U.S. economy rapidly rebalanced toward remote economic activity; working and shopping from home flourished, while traditional, in-person economic activity at malls, hotels, and restaurants remained subdued. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.1% in the third quarter of 2020.

In response to the pandemic and subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting them near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

The pandemic-related volatility in the U.S. economy was reflected in bond yields (which are inversely related to prices). U.S. Treasury yields declined significantly beginning late February 2020, as uncertainty drove investors toward the most highly rated segment of the bond market, driving the yields on the two-, 10-, and 30-year U.S. Treasuries to record lows. Short-term U.S. Treasury yields declined more than long-term U.S. Treasuries, as the Fed committed to keeping interest rates near zero until at least 2023. However, returns for long-term U.S. Treasuries, which are more sensitive to interest rate changes, significantly exceeded returns from short-term U.S. Treasuries.

Corporate bond prices were also significantly impacted by the economic disruption. In February and March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated, high-yield bonds, which are considered to have a greater probability of default. However, Fed actions to support the corporate bond market and signs that defaults could be lower than anticipated drove a recovery in corporate bond prices, beginning in late March 2020.

Securitized bonds also advanced, particularly commercial mortgage backed securities (“CMBS”). Despite significant disruption to the commercial property market, CMBS showed resiliency later in the reporting period, and delinquencies declined after reaching an all-time high in June 2020.

4	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® 0-5 Year TIPS Bond ETF

Investment Objective

The iShares 0-5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years, as represented by the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.49%	2.42%	1.62%	4.49%	12.71%	17.32%
Fund Market	4.58	2.43	1.63	4.58	12.75	17.41
Index	4.34	2.43	1.71	4.34	12.76	18.25

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/1/10. The first day of secondary market trading was 12/3/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,029.20	$0.31		$1,000.00	$1,024.80	$0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® 0-5 Year TIPS Bond ETF

Portfolio Management Commentary

The Index posted a solid return for the reporting period, as declining interest rates led to rising bond prices. Despite continued low inflation, U.S. Treasury inflation-protected securities (“TIPS”) advanced due to their relatively high sensitivity to interest rates, which helped the Index’s performance in the declining interest rate environment.

U.S. consumer prices (as measured by the Consumer Price Index) rose 1.2% in October 2020, well below the increases during the reporting period’s first five months. Core consumer prices, which exclude the economically sensitive food and energy categories, also increased more slowly, rising 1.6% at the end of the reporting period.

The five-year, five-year forward inflation breakeven rate, which measures the market’s five-year (annualized) expectation for inflation five years from the present, declined in early 2020 but increased toward the end of the reporting period, finishing slightly higher at 1.82%. While the significant government stimulus spending, together with supply disruptions, led to expectations of price increases, inflation remained below the Fed’s 2% target due to subdued demand amid slowing economic activity. Prices for used vehicles and food rose while apparel and transportation costs declined.

In terms of performance by bond maturity, declining interest rates drove solid performance for the Index’s intermediate-term TIPS, although the Index’s substantial allocation to short-term TIPS was also a notable contributor to the Index’s performance for the reporting period.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	8.8%
1-2 Years	22.6
2-3 Years	24.1
3-4 Years	31.1
4-5 Years	7.8
5-6 Years	5.6

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 04/15/23	16.6%
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/24	10.5
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/24	8.4
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/22	8.0
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/22	7.8

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® TIPS Bond ETF

Investment Objective

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, as represented by the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.02%	4.30%	3.11%	9.02%	23.46%	35.86%
Fund Market	9.04	4.27	3.10	9.04	23.24	35.67
Index	9.09	4.42	3.24	9.09	24.16	37.52

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,037.40	$0.97		$1,000.00	$1,024.20	$0.97		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020 (continued)	iShares® TIPS Bond ETF

Portfolio Management Commentary

The Index posted a robust return for the reporting period, as declining interest rates led to rising bond prices. Despite continued low inflation, U.S. Treasury inflation-protected securities (“TIPS”) advanced due to their relatively high sensitivity to interest rates, which helped the Index’s performance in the declining interest rate environment.

U.S. consumer prices (as measured by the Consumer Price Index) rose 1.2% in October 2020, well below the increases during the reporting period’s first five months. Core consumer prices, which exclude the economically sensitive food and energy categories, also increased more slowly, rising 1.6% at the end of the reporting period.

The five-year, five-year forward inflation breakeven rate, which measures the market’s five-year (annualized) expectation for inflation five years from the present, declined in early 2020 but increased toward the end of the reporting period, finishing slightly higher at 1.82%. While the significant government stimulus spending, together with supply disruptions, led to expectations of price increases, inflation remained below the Fed’s 2% target due to subdued demand amid slowing economic activity. Prices for used vehicles and food rose while apparel and transportation costs declined.

In terms of performance by bond maturity, declining long-term interest rates drove strong performance for the Index’s intermediate- and long-term TIPS, while the Index’s allocation to short-term TIPS was a modest contributor to the Index’s performance for the reporting period.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	3.6%
1-5 Years	36.6
5-10 Years	41.7
15-20 Years	0.9
More than 20 Years	17.2

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/26	7.8%
U.S. Treasury Inflation-Indexed Bonds, 0.50%, 04/15/24	7.1
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/30	5.8
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/25	5.6
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/23	4.6

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments October 31, 2020	iShares® 0-5 Year TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.9%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 01/15/22	$223,825	$226,296,509
0.13%, 04/15/22	218,908	221,585,652
0.13%, 07/15/22	188,369	192,226,026
0.13%, 01/15/23	207,300	212,598,851
0.13%, 07/15/24	225,553	237,197,409
0.13%, 10/15/24	177,443	187,115,845
0.13%, 04/15/25	190,695	201,531,203
0.13%, 10/15/25	17,672	18,873,878
0.13%, 07/15/26	1,559	1,677,509
0.50%, 04/15/24	152,062	160,527,664
0.63%, 07/15/21	97,303	98,192,262
0.63%, 04/15/23	454,137	472,242,459
0.63%, 01/15/24	282,686	298,730,441
0.63%, 01/15/26	143,088	156,509,357
1.13%, 01/15/21	151,348	151,552,904
U.S. Treasury Note/Bond, 0.25%, 10/31/25	1,000	993,564

		2,837,851,533

Total U.S. Government Obligations — 99.9% (Cost: $2,783,962,891)		2,837,851,533

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	2,220	$2,220,000

Total Short-Term Investments — 0.1% (Cost: $2,220,000)		2,220,000

Total Investments in Securities — 100.0% (Cost: $2,786,182,891)		2,840,071,533

Other Assets, Less Liabilities — 0.0%		1,157,132

Net Assets — 100.0%		$2,841,228,665

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$2,773,000	$—	$(553,000	)(a)	$—	$—	$2,220,000	2,220	$96,764	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$2,837,851,533	$—	$2,837,851,533
Money Market Funds	2,220,000	—	—	2,220,000

	$2,220,000	$2,837,851,533	$—	$2,840,071,533

See notes to financial statements.

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/21	$102,927	$102,830,961
0.13%, 01/15/22	708,674	716,499,295
0.13%, 04/15/22	866,946	877,552,458
0.13%, 07/15/22	335,666	342,539,087
0.13%, 01/15/23	1,054,956	1,081,920,930
0.13%, 07/15/24	362,546	381,262,308
0.13%, 10/15/24	456,291	481,163,761
0.13%, 04/15/25	1,256,316	1,327,705,239
0.13%, 10/15/25	1,001	1,069,645
0.13%, 07/15/26	805,380	866,621,313
0.13%, 01/15/30	1,256,411	1,371,787,936
0.13%, 07/15/30	122,682	134,670,486
0.25%, 01/15/25	107	113,335
0.25%, 07/15/29	65,638	72,619,505
0.25%, 02/15/50	59,533	68,336,607
0.38%, 07/15/23	401,844	419,270,433
0.38%, 07/15/25	142,334	153,280,354
0.38%, 01/15/27	818,048	893,371,364
0.38%, 07/15/27	702,890	774,342,421
0.50%, 04/15/24	1,605,231	1,694,603,083
0.50%, 01/15/28	309,507	343,870,011
0.63%, 07/15/21	649,972	655,910,828
0.63%, 04/15/23	887,350	922,725,987
0.63%, 01/15/24	251,691	265,976,531
0.63%, 01/15/26	1,691,846	1,850,538,863
0.63%, 02/15/43	106,025	128,034,898
0.75%, 07/15/28	584,455	666,444,399
0.75%, 02/15/42	702,062	866,684,226
0.75%, 02/15/45	806,107	1,004,258,381
0.88%, 01/15/29	587,849	677,482,513
0.88%, 02/15/47	144,177	187,561,358
1.00%, 02/15/46	299,247	395,400,293
1.00%, 02/15/48	174,226	234,664,773

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.00%, 02/15/49	$131,738	$179,328,199
1.13%, 01/15/21	84,239	84,352,862
1.38%, 02/15/44	593,118	829,076,253
1.75%, 01/15/28	531,638	640,727,768
2.00%, 01/15/26	231,214	269,964,493
2.13%, 02/15/40	136,105	205,448,531
2.13%, 02/15/41	114,974	175,590,485
2.50%, 01/15/29	271,532	350,580,329
3.63%, 04/15/28	248,112	336,142,546
3.88%, 04/15/29	458,773	651,525,757
U.S. Treasury Note/Bond
0.13%, 10/15/23	1,900	1,896,141
0.25%, 08/31/25	5	4,972
0.50%, 10/31/27	13,000	12,884,219
1.38%, 08/15/50	10,106	9,491,745

		23,708,127,882

Total U.S. Government Obligations — 99.0% (Cost: $22,474,086,287)		23,708,127,882

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	237,610	237,610,000

Total Short-Term Investments — 1.0% (Cost: $237,610,000)		237,610,000

Total Investments in Securities — 100.0% (Cost: $22,711,696,287)		23,945,737,882

Other Assets, Less Liabilities — 0.0%		10,599,113

Net Assets — 100.0%		$23,956,336,995

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$29,669,000	$207,941,000	(a)	$—	$—	$—	$237,610,000	237,610	$1,982,813	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2020	iShares® TIPS Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$23,708,127,882	$—	$23,708,127,882
Money Market Funds	237,610,000	—	—	237,610,000

	$ 237,610,000	$23,708,127,882	$ —	$23,945,737,882

See notes to financial statements.

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities October 31, 2020

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$2,837,851,533	$23,708,127,882
Affiliated(b)	2,220,000	237,610,000
Cash	1,795	6,706
Receivables:
Investments sold	50,151,875	31,917,617
Capital shares sold	—	140,199
Dividends	803	11,171
Interest	1,988,588	27,611,709

Total assets	2,892,214,594	24,005,425,284

LIABILITIES
Payables:
Investments purchased	50,842,646	45,148,177
Capital shares redeemed	—	140,199
Investment advisory fees	143,283	3,799,913

Total liabilities	50,985,929	49,088,289

NET ASSETS	$2,841,228,665	$23,956,336,995

NET ASSETS CONSIST OF:
Paid-in capital	$2,784,928,373	$22,767,025,331
Accumulated earnings	56,300,292	1,189,311,664

NET ASSETS	$2,841,228,665	$23,956,336,995

Shares outstanding	27,500,000	191,200,000

Net asset value	$103.32	$125.29

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$2,783,962,891	$22,474,086,287
(b) Investments, at cost — Affiliated	$2,220,000	$237,610,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Statements of Operations Year Ended October 31, 2020

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$89,967	$1,794,951
Interest — Unaffiliated(a)	39,218,316	309,316,557
Securities lending income — Affiliated — net	6,797	187,862
Other income — Unaffiliated	9,016	2,189,772

Total investment income	39,324,096	313,489,142

EXPENSES
Investment advisory fees	1,431,764	40,449,923
Miscellaneous	264	264

Total expenses	1,432,028	40,450,187

Net investment income	37,892,068	273,038,955

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	8,969,209	157,244,357
In-kind redemptions — Unaffiliated	6,713,099	426,958,374

Net realized gain	15,682,308	584,202,731

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	45,424,971	844,489,405

Net change in unrealized appreciation (depreciation)	45,424,971	844,489,405

Net realized and unrealized gain	61,107,279	1,428,692,136

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$98,999,347	$1,701,731,091

(a)	Includes net inflationary and deflationary adjustments to income. See Note 4 of the Notes to Financial Statements.

See notes to financial statements.

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-5 Year TIPS Bond ETF		iShares TIPS Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$37,892,068	$47,660,220	$273,038,955	$390,301,874
Net realized gain (loss)	15,682,308	(766,551)	584,202,731	11,516,651
Net change in unrealized appreciation (depreciation)	45,424,971	46,862,077	844,489,405	1,354,215,690

Net increase in net assets resulting from operations	98,999,347	93,755,746	1,701,731,091	1,756,034,215

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(31,164,818)	(48,480,866)	(217,015,937)	(403,860,049)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	429,533,086	98,699,029	2,035,559,335	(3,139,301,741)

NET ASSETS
Total increase (decrease) in net assets	497,367,615	143,973,909	3,520,274,489	(1,787,127,575)
Beginning of year	2,343,861,050	2,199,887,141	20,436,062,506	22,223,190,081

End of year	$2,841,228,665	$2,343,861,050	$23,956,336,995	$20,436,062,506

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year TIPS Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$100.17	$98.21	$100.52	$101.05	$99.23

Net investment income(a)	1.62	2.05	2.61	1.50	0.60
Net realized and unrealized gain (loss)(b)	2.85	2.02	(2.22)	(0.92)	1.93

Net increase from investment operations	4.47	4.07	0.39	0.58	2.53

Distributions(c)
From net investment income	(1.32)	(2.11)	(2.70)	(1.11)	(0.56)
Return of capital	—	—	—	—	(0.15)

Total distributions	(1.32)	(2.11)	(2.70)	(1.11)	(0.71)

Net asset value, end of year	$103.32	$100.17	$98.21	$100.52	$101.05

Total Return
Based on net asset value	4.49%	4.17%	0.39%	0.58%	2.56%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.06%	0.09%	0.17%

Total expenses after fees waived	0.06%	0.06%	0.06%	0.09%	0.10%

Net investment income	1.59%	2.07%	2.62%	1.49%	0.60%

Supplemental Data
Net assets, end of year (000)	$2,841,229	$2,343,861	$2,199,887	$1,326,873	$788,179

Portfolio turnover rate(d)	72%	58%	40%	27%	42%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares TIPS Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$116.11	$108.83	$113.73	$115.74	$110.80

Net investment income(a)	1.56	2.11	3.14	2.14	1.38
Net realized and unrealized gain (loss)(b)	8.87	7.41	(4.63)	(2.41)	4.99

Net increase (decrease) from investment operations	10.43	9.52	(1.49)	(0.27)	6.37

Distributions(c)
From net investment income	(1.25)	(2.24)	(3.41)	(1.74)	(1.43)

Total distributions	(1.25)	(2.24)	(3.41)	(1.74)	(1.43)

Net asset value, end of year	$125.29	$116.11	$108.83	$113.73	$115.74

Total Return
Based on net asset value	9.02%	8.80%	(1.36)%	(0.23)%	5.75%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.19%	0.20%	0.20%

Net investment income	1.29%	1.87%	2.80%	1.88%	1.21%

Supplemental Data
Net assets, end of year (000)	$23,956,337	$20,436,063	$22,223,190	$23,633,497	$19,722,002

Portfolio turnover rate(d)	53%	17%	21%	32%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year TIPS Bond	Diversified
TIPS Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the statement of operations, even though investors do not receive their principal until maturity.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares 0-5 Year TIPS Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
0-5 Year TIPS Bond	$2,370
TIPS Bond	51,384

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
0-5 Year TIPS Bond	$1,085,765,173	$755,868,234	$3,237,373
TIPS Bond	628,970,397	1,014,027,766	3,116,912

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
0-5 Year TIPS Bond	$1,645,682,099	$1,632,009,390
TIPS Bond	11,020,281,526	11,443,754,549

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year TIPS Bond	$1,020,281,579	$649,013,572
TIPS Bond	9,582,448,491	7,662,479,737

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
0-5 Year TIPS Bond	$6,247,148	$(6,247,148)
TIPS Bond	415,472,142	(415,472,142)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19

0-5 Year TIPS Bond
Ordinary income	$31,164,818	$48,480,866

TIPS Bond
Ordinary income	$217,015,937	$403,860,049

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (continued)

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
0-5 Year TIPS Bond	$8,506,199	$(5,855,465)	$53,649,558		$56,300,292
TIPS Bond	65,245,691	(100,559,932)	1,224,625,905		1,189,311,664

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

For the year ended October 31, 2020, the Funds utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized
0-5 Year TIPS Bond	$7,757,807
TIPS Bond	130,500,444

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year TIPS Bond	$2,786,421,975	$53,798,086	$(148,528)	$53,649,558
TIPS Bond	22,721,111,977	1,233,547,747	(8,921,842)	1,224,625,905

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

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Notes to Financial Statements  (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount

0-5 Year TIPS Bond
Shares sold	10,750,000	$1,098,627,053	7,800,000	$771,964,635
Shares redeemed	(6,650,000)	(669,093,967)	(6,800,000)	(673,265,606)

Net increase	4,100,000	429,533,086	1,000,000	98,699,029

TIPS Bond
Shares sold	81,000,000	9,911,228,592	29,000,000	3,303,189,457
Shares redeemed	(65,800,000)	(7,875,669,257)	(57,200,000)	(6,442,491,198)

Net increase (decrease)	15,200,000	2,035,559,335	(28,200,000)	(3,139,301,741)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares 0-5 Year TIPS Bond ETF and iShares TIPS Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares 0-5 Year TIPS Bond ETF and iShares TIPS Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information  (unaudited)

For the fiscal year ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
0-5 Year TIPS Bond	$37,892,068
TIPS Bond	273,038,955

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest
0-5 Year TIPS Bond	$37,795,879
TIPS Bond	270,094,121

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I M P O R T A N T T A X I N F O R M A T I O N	25

Board Review and Approval of Investment Advisory Contract

iShares 0-5 Year TIPS Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares TIPS Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	27

Board Review and Approval of Investment Advisory Contract  (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	29

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-5 Year TIPS Bond(a)	$1.305576	$—	$0.011080	$1.316656	99%	—%	1%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	31

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	33

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1001-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
•	iShares International Treasury Bond ETF | IGOV | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

Global Bond Market Overview

Global investment-grade bonds advanced for the 12 months ended October 31, 2020 (“reporting period”). The Bloomberg Barclays Global Aggregate Index, a broad measure of global bond market performance, returned 5.63% in U.S. dollar terms for the reporting period.

Market disruption due to the coronavirus pandemic drove sharp volatility in bond prices, followed by a steady recovery after governments worldwide intervened to support fixed-income markets and economic activity. As the extent of the outbreak became evident in late February and early March 2020, uncertainty led investors to move out of stocks and into bonds, and global bond yields (which are inversely related to prices) declined. But the continued spread of the virus and related restrictions on economic activity led to a significant increase in yields, as investors became concerned that the pandemic-related downturn would restrict liquidity and limit the ability of sovereign and corporate borrowers to issue new bonds. However, the swift action of central banks helped stabilize credit markets and improve liquidity, and a gradual, but significant, recovery in bond prices followed.

U.S. bond prices followed the global pattern: an advance in the immediate aftermath of the pandemic, followed by a sharp decline and subsequent recovery, leading to a positive performance for the reporting period overall. In response to the economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020. It further stabilized bond markets by implementing bond buying programs for U.S. Treasuries, mortgage-backed securities, and corporate bonds. Bond prices rose thereafter, driving Treasury yields to historic lows despite record issuance to fund government fiscal stimulus programs. Fed action, along with signs that defaults would be lower than anticipated, drove corporate bond prices higher beginning in late March 2020. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

European bonds also advanced, benefiting from efforts by the European Central Bank (“ECB”) to stabilize and provide liquidity for markets. In March 2020, the ECB instituted a €750 billion bond purchasing program that authorized purchases of government and corporate bonds. The ECB augmented this program with an additional €600 billion in June 2020, further bolstering the European bond market. To finance its recovery efforts, in October 2020 the E.U. issued its own large-scale bonds for the first time (previously most European debt was issued only by individual member states). Demand for the issuance was high, indicating significant investor appetite for E.U.-backed bonds.

Bonds in the Asia/Pacific region posted a modest return after a sharp decline in bond prices in March 2020 was followed by a relatively modest rebound. Japanese bond prices in particular declined amid a significant increase in issuance of government bonds to finance stimulus efforts. To support this influx of bond supply and improve market liquidity, the Bank of Japan increased its bond-buying program for both government and corporate bonds. Bonds in other parts of the Asia/Pacific region posted gains, however, as foreign investors in search of yield buoyed bond prices in South Korea, Malaysia, and Thailand. Emerging market bonds also advanced amid a strong economic recovery in China, which helped reassure yield-hungry investors that economic conditions were improving in the latter part of the reporting period.

4	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® 1-3 Year International Treasury Bond ETF

Investment Objective

The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.05%	1.05%	(1.82)%	3.05%	5.39%	(16.75)%
Fund Market	3.09	1.13	(1.81)	3.09	5.79	(16.72)
Index(a)	3.23	1.17	(1.55)	3.23	5.99	(14.46)
S&P International Sovereign Ex-U.S. 1-3 Year Bond Index	3.81	1.28	(1.50)	3.81	6.58	(13.99)
FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index(b)	N/A	N/A	N/A	N/A	N/A	N/A

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

Index performance through August 31, 2020 reflects the performance of the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index. Index performance beginning on September 1, 2020 reflects the performance of the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index, which, effective as of September 1, 2020, replaced the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index as the underlying index of the fund.

(b)	The inception date of the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index was February 28, 2020.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,047.80	$1.39		$1,000.00	$1,023.80	$1.37		0.27%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® 1-3 Year International Treasury Bond ETF

Portfolio Management Commentary

International short-term government bonds advanced for the reporting period as prices rose amid declining yields following pandemic-related economic disruptions. The rising U.S. deficit, elevated by sizable pandemic-related stimulus, along with ultra-low interest rates, led the U.S. dollar to weaken notably relative to many other foreign currencies, bolstering returns of U.S.-based investors.

Japanese short-term bonds contributed the most to the Index’s return, gaining on appreciation of the Japanese yen after the prime minister’s resignation raised the possibility of an end to expansionary economic policy under a new administration. Although government bond yields remained negative in Japan, they were even lower in some European countries, making Japanese government bonds comparatively appealing.

Short-term government bonds of Eurozone countries contributed notably to the Index’s performance. In Italy, despite near-zero interest rates and concerns about the country’s credit, demand for newly issued short-term Italian government bonds was high, bolstering the Index’s return. Investor expectations that the ECB would expand its stimulus program in response to rising coronavirus cases helped raise the price of Italian bonds.

Short-term bonds from France and Germany also contributed modestly to the Index’s return. The weakening of the U.S. dollar relative to the euro added to returns of bonds denominated in euros. The EU’s large stimulus spending plan coupled with concerns about renewed lockdowns in areas with high infection rates further bolstered demand for bonds.

On the downside, short-term government bonds in Norway detracted modestly from the Index’s return. The price of oil, central to Norway’s economy, dropped sharply due to reduced demand during the global economic slowdown, leading the Norwegian krone to weaken to historic lows relative to the U.S. dollar.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	29.2%
Aa	25.1
A	25.4
Baa	14.1
Not Rated	6.2

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	17.3%
Italy	9.5
France	8.7
Germany	7.7
Finland	4.6
United Kingdom	4.6
Belgium	4.6
Austria	4.6
Spain	4.6
Netherlands	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® International Treasury Bond ETF

Investment Objective

The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the FTSE World Government Bond Index - Developed Markets Capped Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.57%	3.38%	0.96%	4.57%	18.07%	10.00%
Fund Market	4.49	3.45	0.96	4.49	18.46	10.05
Index(a)	4.85	3.76	1.32	4.85	20.28	14.04
S&P International Sovereign Ex-U.S. Bond Index	5.52	3.90	1.39	5.52	21.06	14.78
FTSE World Government Bond Index – Developed Markets Capped Select Index(b)	N/A	N/A	N/A	N/A	N/A	N/A

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

Index performance through August 31, 2020 reflects the performance of the S&P International Sovereign Ex-U.S. Bond Index. Index performance beginning on September 1, 2020 reflects the performance of the FTSE World Government Bond Index – Developed Markets Capped Select Index, which, effective as of September 1, 2020, replaced the S&P International Sovereign Ex-U.S Bond Index as the underlying index of the fund.

(b)	The inception date of the FTSE World Government Bond Index – Developed Markets Capped Select Index was February 28, 2020.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,059.80	$1.81		$1,000.00	$1,023.40	$1.78		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020 (continued)	iShares® International Treasury Bond ETF

Portfolio Management Commentary

International short-term government bonds advanced for the reporting period as bond prices rose amid declining yields following pandemic-related economic disruptions. The rising U.S. deficit, elevated by massive stimulus and ultra-low interest rates, led the U.S. dollar to weaken notably relative to many other foreign currencies, benefiting U.S.-based investors.

Italian government bonds were the largest contributor to the Index’s return. Investor expectations that the ECB would further bolster its asset-purchasing program rose, leading to increased demand for newly issued Italian government bonds, despite yields near zero. French sovereign debt also contributed significantly to the Index’s performance. France announced aggressive stimulus plans, leading to strong investor demand for French bonds.

Government bonds from other European countries, particularly Austria, Belgium, Portugal, Ireland, and Spain, contributed modestly to the Index’s return. The weakening of the U.S. dollar relative to the euro supported bonds denominated in euros. The EU’s large stimulus spending plan coupled with concerns about renewed lockdowns in areas with high infection rates further bolstered demand for European bonds.

On the downside, government bonds in Norway detracted modestly from the Index’s return. The price of oil, central to Norway’s economy, dropped sharply due to reduced demand during the global recession, leading the Norwegian krone to weaken relative to the U.S. dollar. Israeli bonds also detracted from the Index’s performance, as the Israeli central bank kept short-term interest rates unchanged despite investor expectations that interest rates would decrease.

From a maturity perspective, bonds of all durations contributed to the Index’s performance. Long- and intermediate-term bonds, which are highly sensitive to changes in interest rates, contributed the most.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	31.0%
Aa	24.6
A	26.8
Baa	11.6
Not Rated	6.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	16.6%
France	8.0
Italy	7.2
Germany	5.9
United Kingdom	5.0
Spain	4.7
Finland	4.6
Singapore	4.6
Austria	4.6
Belgium	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments October 31, 2020	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.4%
Australia Government Bond 2.00%, 12/21/21(a)	AUD	220	$157,857
2.25%, 11/21/22	AUD	1,175	861,062
5.50%, 04/21/23(a)	AUD	1,129	897,686
5.75%, 07/15/22(a)	AUD	800	615,694

			2,532,299

Austria — 4.5%
Republic of Austria Government Bond 0.00%, 09/20/22(b)(c)	EUR	420	496,037
0.00%, 04/20/23(b)(c)	EUR	350	415,199
0.00%, 07/15/23(b)(c)	EUR	470	558,648
1.75%, 10/20/23(b)	EUR	210	262,989
3.40%, 11/22/22(b)	EUR	550	695,637
3.65%, 04/20/22(b)	EUR	125	154,954

			2,583,464

Belgium — 4.5%
Kingdom of Belgium Government Bond 0.20%, 10/22/23(b)	EUR	170	203,549
2.25%, 06/22/23(a)	EUR	690	867,965
4.00%, 03/28/22	EUR	475	590,176
4.25%, 09/28/22(b)	EUR	725	925,542

			2,587,232

Canada — 4.5%
Canadian Government Bond 0.25%, 11/01/22	CAD	100	74,957
0.50%, 03/01/22	CAD	600	451,709
1.00%, 09/01/22	CAD	755	572,100
1.50%, 06/01/23	CAD	440	340,691
1.75%, 03/01/23	CAD	680	527,522
2.00%, 09/01/23	CAD	350	274,784
2.75%, 06/01/22	CAD	415	323,634

			2,565,397

Denmark — 3.6%
Denmark Government Bond 0.25%, 11/15/22(b)	DKK	6,205	988,274
3.00%, 11/15/21	DKK	6,700	1,087,166

			2,075,440

Finland — 4.6%
Finland Government Bond 0.00%, 04/15/22(b)(c)	EUR	533	627,434
0.00%, 09/15/23(b)(c)	EUR	540	642,467
1.50%, 04/15/23(b)	EUR	560	688,715
1.63%, 09/15/22(b)	EUR	527	641,359

			2,599,975

France — 8.6%
French Republic Government Bond OAT 0.00%, 02/25/22(a)(c)	EUR	120	141,082
0.00%, 05/25/22(a)(c)	EUR	1,035	1,219,002
0.00%, 02/25/23(a)(c)	EUR	475	562,654
0.00%, 03/25/23(a)(c)	EUR	300	355,640
1.75%, 05/25/23(a)	EUR	600	744,059
3.00%, 04/25/22(a)	EUR	600	737,420
4.25%, 10/25/23(a)	EUR	650	871,179
8.50%, 04/25/23(a)	EUR	185	265,234

			4,896,270

Security		Par (000)	Value

Germany — 7.6%
Bundesobligation 0.00%, 04/08/22(a)(c)	EUR	230	$270,905
0.00%, 10/07/22(a)(c)	EUR	220	260,272
0.00%, 04/14/23(a)(c)	EUR	300	356,647
0.00%, 10/13/23(a)(c)	EUR	130	155,234
Bundesrepublik Deutschland Bundesanleihe 1.50%, 09/04/22(a)	EUR	600	728,844
1.50%, 02/15/23(a)	EUR	350	429,587
1.50%, 05/15/23(a)	EUR	200	246,895
1.75%, 07/04/22(a)	EUR	300	364,405
2.00%, 01/04/22(a)	EUR	260	312,846
2.00%, 08/15/23(a)	EUR	310	390,010
Bundesschatzanweisungen 0.00%, 12/10/21(a)(c)	EUR	220	258,478
0.00%, 06/10/22(a)(c)	EUR	220	259,498
0.00%, 09/16/22(c)	EUR	250	295,575

			4,329,196

Ireland — 4.3%
Ireland Government Bond 0.00%, 10/18/22(a)(c)	EUR	564	665,437
0.80%, 03/15/22(a)	EUR	640	759,668
3.90%, 03/20/23(a)	EUR	784	1,012,877

			2,437,982

Israel — 4.1%
Israel Government Bond - Fixed 0.15%, 07/31/23	ILS	700	205,302
0.75%, 07/31/22	ILS	1,635	485,465
1.25%, 11/30/22	ILS	1,325	397,997
4.25%, 03/31/23	ILS	2,125	684,650
5.50%, 01/31/22	ILS	1,725	540,682

			2,314,096

Italy — 9.4%
Italy Buoni Poliennali Del Tesoro 0.05%, 01/15/23(b)	EUR	200	234,722
0.30%, 08/15/23(b)	EUR	170	200,829
0.60%, 06/15/23(a)	EUR	250	297,806
0.65%, 10/15/23	EUR	400	477,673
0.95%, 03/15/23	EUR	100	119,811
1.00%, 07/15/22(a)	EUR	475	566,031
1.20%, 04/01/22	EUR	300	357,165
1.35%, 04/15/22	EUR	300	358,172
1.45%, 09/15/22	EUR	475	571,766
2.15%, 12/15/21	EUR	180	215,705
4.50%, 05/01/23	EUR	550	717,170
4.75%, 08/01/23(b)	EUR	320	424,210
5.00%, 03/01/22	EUR	455	568,117
5.50%, 11/01/22(a)	EUR	175	227,548

			5,336,725

Japan — 17.0%
Japan Government Five Year Bond 0.10%, 12/20/21	JPY	89,000	853,460
0.10%, 03/20/22	JPY	71,000	681,285
0.10%, 06/20/22	JPY	85,000	816,184
0.10%, 09/20/22	JPY	195,000	1,873,765
0.10%, 12/20/22	JPY	90,000	865,322
0.10%, 03/20/23	JPY	130,000	1,250,370
0.10%, 06/20/23	JPY	55,000	529,187
0.10%, 09/20/23	JPY	20,000	192,600

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
Japan Government Ten Year Bond 0.60%, 03/20/23	JPY	10,000	$97,300
0.80%, 06/20/23	JPY	10,000	97,983
0.80%, 09/20/23	JPY	30,000	294,628
1.00%, 12/20/21	JPY	20,000	193,740
1.00%, 03/20/22	JPY	147,000	1,428,012
Japan Government Twenty Year Bond 1.80%, 06/20/23	JPY	11,600	116,588
1.90%, 09/20/23	JPY	12,000	121,503
Japan Government Two Year Bond, 0.10%, 01/01/22	JPY	30,000	287,769

			9,699,696

Netherlands — 4.5%
Netherlands Government Bond 0.00%, 01/15/22(b)(c)	EUR	470	552,297
1.75%, 07/15/23(b)	EUR	600	746,925
2.25%, 07/15/22(b)	EUR	485	594,047
3.75%, 01/15/23(b)	EUR	150	192,253
7.50%, 01/15/23(b)	EUR	350	482,754

			2,568,276

Norway — 1.6%
Norway Government Bond, 2.00%, 05/24/23(b)	NOK	8,300	907,640

Singapore — 4.0%
Singapore Government Bond 1.75%, 04/01/22	SGD	530	396,403
1.75%, 02/01/23	SGD	690	521,919
2.00%, 02/01/24	SGD	1	772
2.75%, 07/01/23	SGD	1,000	779,758
3.13%, 09/01/22	SGD	720	554,962

			2,253,814

Spain — 4.5%
Spain Government Bond 0.00%, 04/30/23(c)	EUR	620	731,747
0.05%, 10/31/21	EUR	220	257,766
0.35%, 07/30/23	EUR	300	357,886
0.40%, 04/30/22	EUR	500	590,922
5.40%, 01/31/23(b)	EUR	200	264,299
5.85%, 01/31/22(b)	EUR	300	377,356

			2,579,976

Security		Par/ Shares (000)	Value

Sweden — 2.4%
Sweden Government Bond, 3.50%, 06/01/22	SEK	11,275	$1,345,250

United Kingdom — 4.6%
United Kingdom Gilt 0.13%, 01/31/23(a)	GBP	350	453,953
0.50%, 07/22/22(a)	GBP	475	619,641
0.75%, 07/22/23(a)	GBP	300	396,589
1.75%, 09/07/22(a)	GBP	525	701,091
2.25%, 09/07/23(a)	GBP	240	330,863
4.00%, 03/07/22(a)	GBP	65	88,584

			2,590,721

Total Foreign Government Obligations — 98.7% (Cost: $54,660,225)			56,203,449

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)		10	10,000

Total Short-Term Investments — 0.0% (Cost: $10,000)			10,000

Total Investments in Securities — 98.7% (Cost: $54,670,225)			56,213,449

Other Assets, Less Liabilities — 1.3%			723,134

Net Assets — 100.0%			$56,936,583

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$3,056,000	$—	$(3,046,000	)(a)	$—	$—	$10,000	10	$19,065	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2020	iShares® 1-3 Year International Treasury Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$9,644	$9,644
Forward foreign currency exchange contracts	(31,018)	—	(31,018)

	$(31,018)	$9,644	$(21,374)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$9,087	$9,087
Forward foreign currency exchange contracts	(23,170)	—	(23,170)

	$(23,170)	$9,087	$(14,083)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,120,368
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,748,457
Average amounts sold — in USD	$3,575,152

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$56,203,449	$—	$56,203,449
Money Market Funds	10,000	—	—	10,000

	$10,000	$56,203,449	$—	$56,213,449

See notes to financial statements.

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond 0.25%, 11/21/24(a)	AUD	1,950	$1,372,770
1.00%, 12/21/30(a)	AUD	1,800	1,284,275
1.25%, 05/21/32	AUD	1,900	1,378,520
1.50%, 06/21/31(a)	AUD	2,206	1,648,031
2.00%, 12/21/21(a)	AUD	950	681,655
2.25%, 11/21/22	AUD	2,434	1,783,682
2.25%, 05/21/28(a)	AUD	2,968	2,340,124
2.50%, 05/21/30(a)	AUD	4,289	3,482,809
2.75%, 04/21/24(a)	AUD	3,450	2,640,545
2.75%, 11/21/27(a)	AUD	2,809	2,276,069
2.75%, 11/21/28(a)	AUD	2,920	2,388,587
2.75%, 11/21/29(a)	AUD	3,001	2,475,435
2.75%, 06/21/35(a)	AUD	781	666,952
2.75%, 05/21/41(a)	AUD	955	810,318
3.00%, 03/21/47(a)	AUD	2,856	2,544,959
3.25%, 04/21/25(a)	AUD	4,528	3,606,294
3.25%, 04/21/29(a)	AUD	3,057	2,597,924
3.25%, 06/21/39(a)	AUD	924	838,222
3.75%, 04/21/37(a)	AUD	1,171	1,120,086
4.25%, 04/21/26(a)	AUD	4,214	3,587,153
4.50%, 04/21/33(a)	AUD	2,055	2,041,616
4.75%, 04/21/27(a)	AUD	2,918	2,610,166
5.50%, 04/21/23(a)	AUD	3,385	2,691,467
5.75%, 07/15/22(a)	AUD	2,266	1,743,952

			48,611,611

Austria — 4.6%
Republic of Austria Government Bond 0.00%, 09/20/22(b)(c)	EUR	1,407	1,661,725
0.00%, 04/20/23(b)(c)	EUR	950	1,126,969
0.00%, 07/15/23(b)(c)	EUR	1,510	1,794,805
0.00%, 07/15/24(b)(c)	EUR	1,350	1,615,194
0.00%, 02/20/30(b)(c)	EUR	1,497	1,814,403
0.50%, 04/20/27(b)	EUR	1,450	1,813,176
0.50%, 02/20/29(b)	EUR	1,741	2,199,775
0.75%, 10/20/26(b)	EUR	2,174	2,749,104
0.75%, 02/20/28(b)	EUR	1,552	1,983,750
0.75%, 03/20/51(b)	EUR	580	809,384
1.20%, 10/20/25(b)	EUR	1,771	2,262,436
1.50%, 02/20/47(b)	EUR	1,242	2,007,342
1.50%, 11/02/86(b)	EUR	413	813,222
1.65%, 10/21/24(b)	EUR	1,585	2,024,268
1.75%, 10/20/23(b)	EUR	1,944	2,434,529
2.10%, 09/20/2117(b)	EUR	970	2,536,295
2.40%, 05/23/34(b)	EUR	1,300	2,068,237
3.15%, 06/20/44(b)	EUR	1,222	2,506,119
3.40%, 11/22/22(b)	EUR	1,771	2,239,949
3.65%, 04/20/22(b)	EUR	1,490	1,847,053
3.80%, 01/26/62(b)	EUR	621	1,768,065
4.15%, 03/15/37(b)	EUR	2,321	4,648,002
4.85%, 03/15/26(b)	EUR	1,440	2,188,314
6.25%, 07/15/27	EUR	1,436	2,461,112

			49,373,228

Belgium — 4.5%
Kingdom of Belgium Government Bond 0.00%, 10/22/27(b)(c)	EUR	1,085	1,312,773
0.10%, 06/22/30(a)	EUR	1,200	1,465,055
0.20%, 10/22/23(b)	EUR	851	1,018,944

Security		Par (000)	Value

Belgium (continued)
0.40%, 06/22/40(b)	EUR	445	$546,609
0.50%, 10/22/24(b)	EUR	1,325	1,619,362
0.80%, 06/22/25(b)	EUR	2,017	2,515,846
0.80%, 06/22/27(b)	EUR	1,382	1,759,535
0.80%, 06/22/28(b)	EUR	1,404	1,803,818
0.90%, 06/22/29(b)	EUR	1,664	2,167,999
1.00%, 06/22/26(b)	EUR	1,410	1,796,827
1.00%, 06/22/31(b)	EUR	1,534	2,042,224
1.45%, 06/22/37(b)	EUR	437	633,499
1.60%, 06/22/47(b)	EUR	1,018	1,587,677
1.70%, 06/22/50(b)	EUR	735	1,189,735
1.90%, 06/22/38(b)	EUR	850	1,317,555
2.15%, 06/22/66(b)	EUR	644	1,283,355
2.25%, 06/22/23(a)	EUR	1,180	1,484,347
2.25%, 06/22/57(b)	EUR	584	1,115,442
2.60%, 06/22/24(b)	EUR	1,380	1,805,375
3.00%, 06/22/34(b)	EUR	675	1,130,583
3.75%, 06/22/45(a)	EUR	984	2,112,927
4.00%, 03/28/22	EUR	1,022	1,269,851
4.00%, 03/28/32(a)	EUR	819	1,428,537
4.25%, 09/28/22(b)	EUR	1,599	2,040,813
4.25%, 03/28/41(b)	EUR	1,575	3,355,220
4.50%, 03/28/26(b)	EUR	1,030	1,540,177
5.00%, 03/28/35(b)	EUR	1,988	4,053,408
5.50%, 03/28/28	EUR	1,734	2,941,843
Series 86, 1.25%, 04/22/33(a)	EUR	684	946,786

			49,286,122

Canada — 4.5%
Canadian Government Bond 0.25%, 08/01/22	CAD	1,620	1,214,390
0.50%, 03/01/22	CAD	3,088	2,324,795
0.50%, 09/01/25	CAD	1,800	1,355,653
1.00%, 09/01/22	CAD	3,780	2,872,244
1.00%, 06/01/27	CAD	1,738	1,349,132
1.25%, 03/01/25	CAD	300	233,608
1.25%, 06/01/30	CAD	5,840	4,616,419
1.50%, 02/01/22	CAD	1,000	761,368
1.50%, 05/01/22	CAD	1,100	840,013
1.50%, 06/01/23	CAD	1,921	1,487,426
1.50%, 09/01/24	CAD	1,100	861,520
1.50%, 06/01/26	CAD	1,825	1,451,747
1.75%, 03/01/23	CAD	3,672	2,848,619
2.00%, 09/01/23	CAD	3,260	2,559,418
2.00%, 06/01/28	CAD	1,895	1,576,900
2.00%, 12/01/51	CAD	2,181	1,950,362
2.25%, 03/01/24	CAD	1,600	1,276,376
2.25%, 06/01/25	CAD	2,200	1,792,785
2.25%, 06/01/29	CAD	1,880	1,605,956
2.50%, 06/01/24	CAD	1,975	1,596,945
2.75%, 06/01/22	CAD	2,088	1,628,306
2.75%, 12/01/48	CAD	1,972	2,012,140
2.75%, 12/01/64	CAD	150	170,494
3.50%, 12/01/45	CAD	2,122	2,396,005
4.00%, 06/01/41	CAD	1,830	2,114,461
5.00%, 06/01/37	CAD	1,192	1,451,909
5.75%, 06/01/29	CAD	1,230	1,318,494
5.75%, 06/01/33	CAD	1,762	2,102,308
8.00%, 06/01/27	CAD	300	334,425

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
9.00%, 06/01/25	CAD	200	$208,751

			48,312,969

Denmark — 4.5%
Denmark Government Bond 0.25%, 11/15/22(b)	DKK	22,537	3,589,481
0.50%, 11/15/27	DKK	36,370	6,129,146
0.50%, 11/15/29(b)	DKK	44,182	7,546,910
1.50%, 11/15/23	DKK	26,411	4,405,363
1.75%, 11/15/25	DKK	29,595	5,199,482
3.00%, 11/15/21	DKK	10,511	1,705,503
4.50%, 11/15/39	DKK	66,216	19,935,870

			48,511,755

Finland — 4.6%
Finland Government Bond 0.00%, 04/15/22(b)(c)	EUR	1,613	1,898,781
0.00%, 09/15/23(b)(c)	EUR	2,445	2,908,949
0.00%, 09/15/24(b)(c)	EUR	1,507	1,805,317
0.00%, 09/15/30(b)(c)	EUR	500	607,731
0.13%, 04/15/36(b)	EUR	1,305	1,594,204
0.25%, 09/15/40(b)	EUR	1,050	1,305,638
0.50%, 04/15/26(b)	EUR	2,452	3,043,179
0.50%, 09/15/27(b)	EUR	2,466	3,093,732
0.50%, 09/15/28(b)	EUR	1,714	2,165,161
0.50%, 09/15/29(b)	EUR	2,400	3,047,973
0.75%, 04/15/31(b)	EUR	1,743	2,284,124
0.88%, 09/15/25(b)	EUR	1,863	2,339,644
1.13%, 04/15/34(b)	EUR	1,692	2,346,919
1.38%, 04/15/47(b)	EUR	1,473	2,364,473
1.50%, 04/15/23(b)	EUR	2,111	2,596,209
1.63%, 09/15/22(b)	EUR	2,230	2,713,910
2.00%, 04/15/24(b)	EUR	2,237	2,855,531
2.63%, 07/04/42(b)	EUR	2,151	4,013,807
2.75%, 07/04/28(b)	EUR	1,986	2,917,071
4.00%, 07/04/25(b)	EUR	2,488	3,549,562

			49,451,915

France — 7.9%
French Republic Government Bond OAT 0.00%, 02/25/22(a)(c)	EUR	1,680	1,975,147
0.00%, 05/25/22(a)(c)	EUR	1,450	1,707,780
0.00%, 02/25/23(a)(c)	EUR	500	592,268
0.00%, 03/25/23(a)(c)	EUR	1,860	2,204,969
0.00%, 03/25/24(a)(c)	EUR	1,565	1,868,747
0.00%, 03/25/25(a)(c)	EUR	1,719	2,064,850
0.00%, 02/25/26(a)(c)	EUR	659	793,735
0.00%, 11/25/29(a)(c)	EUR	1,607	1,941,923
0.25%, 11/25/26(a)	EUR	1,314	1,611,735
0.50%, 05/25/25(a)	EUR	1,403	1,724,823
0.50%, 05/25/26(a)	EUR	1,546	1,917,013
0.50%, 05/25/29(a)	EUR	1,295	1,634,589
0.75%, 05/25/28(a)	EUR	1,731	2,212,949
0.75%, 11/25/28(a)	EUR	1,475	1,892,546
0.75%, 05/25/52(b)	EUR	700	910,633
1.00%, 11/25/25(a)	EUR	1,250	1,580,992
1.00%, 05/25/27(a)	EUR	1,380	1,777,565
1.25%, 05/25/34(a)	EUR	1,476	2,054,241
1.25%, 05/25/36(b)	EUR	1,323	1,862,568
1.50%, 05/25/31(a)	EUR	2,387	3,327,697
1.50%, 05/25/50(b)	EUR	1,177	1,833,338
1.75%, 05/25/23(a)	EUR	1,595	1,977,958

Security		Par (000)	Value

France (continued)
1.75%, 11/25/24(a)	EUR	1,670	$2,142,999
1.75%, 06/25/39(b)	EUR	1,260	1,944,863
1.75%, 05/25/66(b)	EUR	507	912,444
2.00%, 05/25/48(b)	EUR	1,069	1,824,253
2.25%, 10/25/22(a)	EUR	1,713	2,114,231
2.25%, 05/25/24(a)	EUR	1,446	1,865,442
2.50%, 05/25/30(a)	EUR	2,544	3,801,420
2.75%, 10/25/27(a)	EUR	1,689	2,433,711
3.00%, 04/25/22(a)	EUR	2,030	2,494,726
3.25%, 05/25/45(a)	EUR	1,027	2,075,462
3.50%, 04/25/26(a)	EUR	1,624	2,330,539
4.00%, 10/25/38(a)	EUR	1,077	2,169,328
4.00%, 04/25/55(b)	EUR	783	1,986,336
4.00%, 04/25/60(a)	EUR	737	1,986,369
4.25%, 10/25/23(a)	EUR	1,515	2,030,518
4.50%, 04/25/41(a)	EUR	1,654	3,668,170
4.75%, 04/25/35(a)	EUR	1,157	2,321,601
5.50%, 04/25/29(a)	EUR	1,570	2,777,785
5.75%, 10/25/32(a)	EUR	1,268	2,566,409
6.00%, 10/25/25(a)	EUR	1,423	2,219,501
8.50%, 04/25/23(a)	EUR	435	623,168

			85,757,341

Germany — 5.8%
Bundesobligation 0.00%, 04/08/22(a)(c)	EUR	1,761	2,074,192
0.00%, 10/07/22(a)(c)	EUR	655	774,902
0.00%, 04/14/23(a)(c)	EUR	1,150	1,367,145
0.00%, 10/13/23(a)(c)	EUR	600	716,466
0.00%, 04/05/24(a)(c)	EUR	800	959,081
0.00%, 10/18/24(a)(c)	EUR	750	903,315
0.00%, 04/11/25(a)(c)	EUR	1,250	1,510,620
Bundesrepublik Deutschland Bundesanleihe 0.00%, 08/15/26(a)(c)	EUR	1,304	1,592,694
0.00%, 11/15/27(a)(c)	EUR	870	1,068,711
0.00%, 08/15/29(a)(c)	EUR	1,050	1,299,609
0.00%, 02/15/30(a)(c)	EUR	2,225	2,753,907
0.00%, 08/15/50(a)(c)	EUR	911	1,132,065
0.25%, 02/15/27(a)	EUR	1,450	1,803,937
0.25%, 08/15/28(a)	EUR	800	1,005,889
0.25%, 02/15/29(a)	EUR	1,086	1,369,201
0.50%, 02/15/25(a)	EUR	1,054	1,300,103
0.50%, 02/15/26(a)	EUR	1,426	1,780,573
0.50%, 08/15/27(a)	EUR	1,225	1,554,809
0.50%, 02/15/28(a)	EUR	1,025	1,307,314
1.00%, 08/15/24(a)	EUR	1,273	1,588,180
1.00%, 08/15/25(a)	EUR	910	1,155,223
1.25%, 08/15/48(a)	EUR	936	1,558,190
1.50%, 09/04/22(a)	EUR	1,155	1,403,025
1.50%, 02/15/23(a)	EUR	750	920,543
1.50%, 05/15/23(a)	EUR	641	791,297
1.50%, 05/15/24(a)	EUR	755	953,556
1.75%, 07/04/22(a)	EUR	1,028	1,248,693
1.75%, 02/15/24(a)	EUR	739	935,406
2.00%, 01/04/22(a)	EUR	1,255	1,510,084
2.00%, 08/15/23(a)	EUR	702	883,183
2.50%, 07/04/44(a)	EUR	1,055	2,084,482
2.50%, 08/15/46(a)	EUR	1,092	2,219,006
3.25%, 07/04/42(a)	EUR	730	1,546,564
4.00%, 01/04/37(a)	EUR	1,483	3,026,864
4.25%, 07/04/39(a)	EUR	754	1,677,204

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
4.75%, 07/04/28(a)	EUR	464	$775,903
4.75%, 07/04/34(a)	EUR	1,212	2,476,613
4.75%, 07/04/40(a)	EUR	918	2,201,753
5.50%, 01/04/31(a)	EUR	1,467	2,818,469
5.63%, 01/04/28(a)	EUR	546	936,407
6.25%, 01/04/24(a)	EUR	785	1,123,257
6.25%, 01/04/30(a)	EUR	475	918,860
6.50%, 07/04/27(a)	EUR	450	786,588
Bundesschatzanweisungen, 0.00% 12/10/21(a)(c)	EUR	743	872,952

			62,686,835

Ireland — 4.5%
Ireland Government Bond 0.00%, 10/18/22(a)(c)	EUR	1,550	1,828,772
0.20%, 05/15/27(a)	EUR	1,890	2,300,416
0.40%, 05/15/35(a)	EUR	1,200	1,485,183
0.80%, 03/15/22(a)	EUR	1,078	1,279,566
0.90%, 05/15/28(a)	EUR	2,400	3,075,482
1.00%, 05/15/26(a)	EUR	3,474	4,400,772
1.10%, 05/15/29(a)	EUR	2,808	3,679,760
1.30%, 05/15/33(a)	EUR	1,415	1,947,092
1.35%, 03/18/31(a)	EUR	2,070	2,815,603
1.50%, 05/15/50(a)	EUR	1,560	2,402,656
1.70%, 05/15/37(a)	EUR	1,690	2,508,779
2.00%, 02/18/45(a)	EUR	2,456	4,066,155
2.40%, 05/15/30(a)	EUR	4,252	6,241,695
3.40%, 03/18/24(a)	EUR	2,410	3,194,693
3.90%, 03/20/23(a)	EUR	2,133	2,755,385
5.40%, 03/13/25	EUR	3,368	4,969,717

			48,951,726

Israel — 4.4%
Israel Government Bond, 1.00%, 03/31/30	ILS	7,450	2,224,349
Israel Government Bond - Fixed 0.50%, 04/30/25	ILS	6,500	1,922,688
0.75%, 07/31/22	ILS	9,200	2,731,668
1.25%, 11/30/22	ILS	8,000	2,403,003
1.50%, 11/30/23	ILS	10,000	3,051,578
1.75%, 08/31/25	ILS	11,800	3,693,960
2.00%, 03/31/27	ILS	11,300	3,609,721
2.25%, 09/28/28	ILS	10,200	3,356,566
3.75%, 03/31/24	ILS	11,625	3,817,935
3.75%, 03/31/47	ILS	11,600	4,777,129
4.25%, 03/31/23	ILS	10,875	3,503,795
5.50%, 01/31/22	ILS	6,500	2,037,354
5.50%, 01/31/42	ILS	11,575	5,815,911
6.25%, 10/30/26	ILS	10,000	3,944,193
Israel Government Bond-Fixed, 1.50%, 05/31/37	ILS	4,400	1,304,748

			48,194,598

Italy — 7.1%
Italy Buoni Poliennali Del Tesoro 0.05%, 01/15/23(b)	EUR	589	691,257
0.30%, 08/15/23(b)	EUR	200	236,269
0.35%, 11/01/21	EUR	415	487,207
0.35%, 02/01/25(a)	EUR	741	876,078
0.60%, 06/15/23(a)	EUR	700	833,857
0.65%, 10/15/23	EUR	766	914,743
0.85%, 01/15/27(b)	EUR	700	842,595
0.90%, 08/01/22(a)	EUR	700	833,274
0.95%, 03/01/23	EUR	635	760,601
0.95%, 03/15/23	EUR	655	784,762

Security		Par (000)	Value

Italy (continued)
0.95%, 09/15/27(b)	EUR	200	$241,604
0.95%, 08/01/30(a)	EUR	1,560	1,866,667
1.00%, 07/15/22(a)	EUR	687	818,660
1.20%, 04/01/22	EUR	700	833,385
1.25%, 12/01/26(a)	EUR	757	934,460
1.35%, 04/15/22	EUR	743	887,073
1.35%, 04/01/30(a)	EUR	947	1,175,090
1.45%, 09/15/22	EUR	690	830,566
1.45%, 11/15/24(a)	EUR	650	802,761
1.45%, 05/15/25(a)	EUR	600	742,806
1.45%, 03/01/36(b)	EUR	545	668,011
1.50%, 06/01/25	EUR	735	912,737
1.60%, 06/01/26	EUR	728	913,881
1.65%, 12/01/30(b)	EUR	1,100	1,398,269
1.65%, 03/01/32(b)	EUR	830	1,056,015
1.75%, 07/01/24(a)	EUR	697	866,416
1.85%, 05/15/24	EUR	760	946,839
1.85%, 07/01/25(b)	EUR	700	882,363
2.00%, 12/01/25	EUR	814	1,038,217
2.00%, 02/01/28(a)	EUR	846	1,095,722
2.05%, 08/01/27	EUR	766	991,977
2.10%, 07/15/26(a)	EUR	675	869,418
2.15%, 12/15/21	EUR	746	893,976
2.20%, 06/01/27	EUR	840	1,096,394
2.25%, 09/01/36(b)	EUR	625	849,410
2.45%, 10/01/23(a)	EUR	679	852,186
2.45%, 09/01/33(b)	EUR	670	922,151
2.45%, 09/01/50(b)	EUR	900	1,264,637
2.50%, 12/01/24	EUR	735	944,724
2.50%, 11/15/25(a)	EUR	750	977,688
2.70%, 03/01/47(b)	EUR	636	932,667
2.80%, 12/01/28(a)	EUR	825	1,134,511
2.80%, 03/01/67(b)	EUR	362	546,173
2.95%, 09/01/38(b)	EUR	613	911,413
3.00%, 08/01/29(a)	EUR	832	1,169,451
3.10%, 03/01/40(b)	EUR	556	844,858
3.25%, 09/01/46(b)	EUR	705	1,129,615
3.35%, 03/01/35(b)	EUR	528	804,073
3.45%, 03/01/48(b)	EUR	712	1,184,709
3.50%, 03/01/30(b)	EUR	1,014	1,488,815
3.75%, 09/01/24	EUR	736	982,080
3.85%, 09/01/49(b)	EUR	502	895,610
4.00%, 02/01/37(b)	EUR	1,138	1,878,807
4.50%, 05/01/23	EUR	797	1,039,245
4.50%, 03/01/24	EUR	1,097	1,475,095
4.50%, 03/01/26(b)	EUR	840	1,201,608
4.75%, 08/01/23(b)	EUR	1,370	1,816,149
4.75%, 09/01/28(b)	EUR	952	1,469,988
4.75%, 09/01/44(b)	EUR	711	1,376,784
5.00%, 03/01/22	EUR	239	298,417
5.00%, 03/01/25(b)	EUR	931	1,318,784
5.00%, 08/01/34(b)	EUR	1,046	1,841,826
5.00%, 08/01/39(b)	EUR	931	1,762,490
5.00%, 09/01/40(b)	EUR	1,197	2,285,468
5.25%, 11/01/29	EUR	1,219	1,999,594
5.50%, 09/01/22	EUR	938	1,209,576
5.50%, 11/01/22(a)	EUR	857	1,114,336
5.75%, 02/01/33	EUR	822	1,496,506
6.00%, 05/01/31(a)	EUR	1,185	2,110,811
6.50%, 11/01/27	EUR	1,059	1,749,107

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
7.25%, 11/01/26	EUR	533	$878,164
9.00%, 11/01/23	EUR	522	776,248

			76,957,724

Japan — 16.4%
Japan Government Five Year Bond 0.10%, 12/20/21	JPY	69,300	664,548
0.10%, 03/20/22	JPY	69,400	665,932
0.10%, 06/20/22	JPY	80,000	768,173
0.10%, 09/20/22	JPY	83,200	799,473
0.10%, 12/20/22	JPY	68,000	653,799
0.10%, 03/20/23	JPY	114,000	1,096,478
0.10%, 06/20/23	JPY	9,000	86,594
0.10%, 09/20/23	JPY	84,000	808,920
0.10%, 12/20/23	JPY	73,550	708,476
0.10%, 03/20/24	JPY	77,350	745,472
0.10%, 06/20/24	JPY	23,700	228,535
0.10%, 09/20/24	JPY	22,950	221,419
0.10%, 12/20/24	JPY	30,000	289,669
0.10%, 03/20/25	JPY	70,000	676,075
0.10%, 06/20/25	JPY	204,950	1,979,001
0.10%, 09/20/25	JPY	30,000	289,732
Japan Government Forty Year Bond 0.40%, 03/20/56	JPY	88,750	780,294
0.50%, 03/20/59	JPY	111,050	1,005,601
0.50%, 03/20/60	JPY	38,400	346,922
0.80%, 03/20/58	JPY	137,000	1,369,070
0.90%, 03/20/57	JPY	111,850	1,152,823
1.40%, 03/20/55	JPY	54,400	638,974
1.70%, 03/20/54	JPY	57,950	727,634
1.90%, 03/20/53	JPY	69,050	901,171
2.00%, 03/20/52	JPY	75,000	992,053
2.20%, 03/20/49	JPY	59,100	800,728
2.20%, 03/20/50	JPY	56,150	763,187
2.20%, 03/20/51	JPY	93,450	1,276,039
2.40%, 03/20/48	JPY	36,900	513,900
Japan Government Ten Year Bond 0.10%, 03/20/26	JPY	42,600	411,929
0.10%, 06/20/26	JPY	45,000	435,326
0.10%, 03/20/27	JPY	40,000	387,366
0.10%, 06/20/27	JPY	70,050	678,106
0.10%, 09/20/27	JPY	66,250	641,467
0.10%, 12/20/27	JPY	56,000	542,199
0.10%, 03/20/28	JPY	55,150	534,202
0.10%, 06/20/28	JPY	72,900	705,911
0.10%, 03/20/29	JPY	93,100	900,231
0.10%, 06/20/29	JPY	8,350	80,689
0.10%, 09/20/29	JPY	178,600	1,723,198
0.10%, 12/20/29	JPY	142,000	1,369,185
0.10%, 03/20/30	JPY	57,850	557,488
0.10%, 06/20/30	JPY	165,050	1,589,605
0.10%, 09/20/30	JPY	60,000	577,501
0.30%, 12/20/24	JPY	48,550	472,441
0.30%, 12/20/25	JPY	41,550	405,703
0.40%, 03/20/25	JPY	48,200	471,612
0.40%, 06/20/25	JPY	112,650	1,102,782
0.40%, 09/20/25	JPY	47,950	469,836
0.50%, 09/20/24	JPY	81,900	802,383
0.50%, 12/20/24	JPY	43,850	430,191
0.60%, 03/20/23	JPY	199,750	1,943,579
0.60%, 09/20/23	JPY	30,250	295,408

Security		Par (000)	Value

Japan (continued)
0.60%, 12/20/23	JPY	147,000	$1,438,094
0.60%, 03/20/24	JPY	79,700	780,784
0.60%, 06/20/24	JPY	83,050	815,318
0.70%, 12/20/22	JPY	94,050	915,607
0.80%, 06/20/22	JPY	115,700	1,123,620
0.80%, 09/20/22	JPY	255,450	2,485,982
0.80%, 12/20/22	JPY	121,850	1,188,731
0.80%, 06/20/23	JPY	50,100	490,893
0.80%, 09/20/23	JPY	101,800	999,771
0.90%, 03/20/22	JPY	71,650	695,089
0.90%, 06/20/22	JPY	101,100	983,418
1.00%, 12/20/21	JPY	24,650	238,785
1.00%, 03/20/22	JPY	98,800	959,780
1.10%, 12/20/21	JPY	102,550	994,511
Japan Government Thirty Year Bond 0.30%, 06/20/46	JPY	68,450	615,945
0.40%, 09/20/49	JPY	104,500	943,759
0.40%, 12/20/49	JPY	106,500	960,059
0.40%, 03/20/50	JPY	20,000	179,958
0.50%, 09/20/46	JPY	20,000	189,128
0.50%, 03/20/49	JPY	105,050	978,772
0.60%, 12/20/46	JPY	62,350	602,381
0.60%, 06/20/50	JPY	104,100	986,938
0.70%, 12/20/48	JPY	101,450	995,800
0.80%, 03/20/46	JPY	69,700	707,134
0.80%, 03/20/47	JPY	58,650	593,092
0.80%, 06/20/47	JPY	70,900	716,338
0.80%, 09/20/47	JPY	109,550	1,105,874
0.80%, 03/20/48	JPY	109,000	1,098,237
0.90%, 09/20/48	JPY	92,350	954,436
1.10%, 03/20/33	JPY	29,000	309,621
1.40%, 09/20/45	JPY	37,500	431,325
1.40%, 12/20/45	JPY	47,650	548,189
1.50%, 12/20/44	JPY	55,050	644,033
1.50%, 03/20/45	JPY	45,000	526,686
1.60%, 06/20/45	JPY	28,400	339,271
1.70%, 06/20/33	JPY	32,550	370,922
1.70%, 12/20/43	JPY	72,400	876,100
1.70%, 03/20/44	JPY	86,600	1,048,793
1.70%, 06/20/44	JPY	30,000	363,630
1.70%, 09/20/44	JPY	64,150	778,207
1.80%, 11/22/32	JPY	26,000	297,983
1.80%, 03/20/43	JPY	112,500	1,379,637
1.80%, 09/20/43	JPY	65,650	806,803
1.90%, 09/20/42	JPY	20,000	248,070
1.90%, 06/20/43	JPY	90,150	1,124,504
2.00%, 12/20/33	JPY	39,750	469,764
2.00%, 09/20/40	JPY	121,600	1,513,440
2.00%, 09/20/41	JPY	153,850	1,926,628
2.00%, 03/20/42	JPY	154,550	1,941,026
2.10%, 09/20/33	JPY	25,550	304,000
2.20%, 09/20/39	JPY	108,400	1,376,309
2.20%, 03/20/41	JPY	90,000	1,156,027
2.30%, 05/20/32	JPY	24,800	296,506
2.30%, 03/20/35	JPY	47,600	587,168
2.30%, 06/20/35	JPY	45,550	563,937
2.30%, 12/20/35	JPY	45,650	567,756
2.30%, 12/20/36	JPY	43,100	541,244
2.30%, 03/20/39	JPY	131,050	1,679,769
2.30%, 03/20/40	JPY	141,950	1,835,872

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.40%, 11/20/31	JPY	22,600	$270,917
2.40%, 03/20/34	JPY	43,200	533,190
2.40%, 12/20/34	JPY	42,600	529,892
2.40%, 03/20/37	JPY	92,150	1,173,603
2.40%, 09/20/38	JPY	111,200	1,437,920
2.50%, 06/20/34	JPY	54,500	681,391
2.50%, 09/20/34	JPY	39,700	497,731
2.50%, 09/20/35	JPY	36,550	463,584
2.50%, 03/20/36	JPY	52,000	663,052
2.50%, 06/20/36	JPY	53,500	684,052
2.50%, 09/20/36	JPY	36,900	473,064
2.50%, 09/20/37	JPY	85,800	1,111,099
Japan Government Twenty Year Bond 0.20%, 06/20/36	JPY	55,000	519,112
0.30%, 06/20/39	JPY	80,000	752,799
0.30%, 09/20/39	JPY	142,850	1,342,099
0.30%, 12/20/39	JPY	148,350	1,391,487
0.40%, 03/20/36	JPY	82,000	798,139
0.40%, 03/20/39	JPY	130,100	1,247,499
0.40%, 03/20/40	JPY	118,600	1,132,974
0.40%, 06/20/40	JPY	121,600	1,159,946
0.40%, 09/20/40	JPY	60,000	571,504
0.50%, 09/20/36	JPY	68,650	676,899
0.50%, 03/20/38	JPY	116,550	1,143,336
0.50%, 06/20/38	JPY	20,000	196,005
0.50%, 12/20/38	JPY	140,200	1,368,874
0.60%, 12/20/36	JPY	30,000	300,451
0.60%, 06/20/37	JPY	90,550	904,365
0.60%, 12/20/37	JPY	89,350	891,184
0.70%, 03/20/37	JPY	48,500	491,922
0.70%, 09/20/38	JPY	128,850	1,302,933
0.80%, 06/20/23	JPY	51,950	509,020
1.00%, 03/20/23	JPY	64,500	633,475
1.00%, 12/20/35	JPY	90,000	954,608
1.20%, 12/20/34	JPY	120,250	1,304,564
1.20%, 03/20/35	JPY	125,250	1,359,491
1.20%, 09/20/35	JPY	78,850	857,846
1.30%, 06/20/35	JPY	57,300	630,859
1.40%, 12/20/22	JPY	27,000	266,717
1.40%, 09/20/34	JPY	20,000	222,020
1.50%, 06/20/32	JPY	50,900	564,462
1.50%, 03/20/33	JPY	59,400	661,826
1.50%, 03/20/34	JPY	98,350	1,101,804
1.50%, 06/20/34	JPY	96,000	1,076,800
1.60%, 06/20/30	JPY	73,200	805,858
1.60%, 03/20/32	JPY	46,700	521,437
1.60%, 06/20/32	JPY	50,100	561,092
1.60%, 03/20/33	JPY	89,100	1,003,104
1.60%, 12/20/33	JPY	107,850	1,219,972
1.70%, 12/20/22	JPY	36,000	357,830
1.70%, 09/20/31	JPY	50,400	565,787
1.70%, 12/20/31	JPY	66,600	749,240
1.70%, 03/20/32	JPY	38,300	431,760
1.70%, 06/20/32	JPY	40,750	460,852
1.70%, 12/20/32	JPY	102,050	1,158,669
1.70%, 06/20/33	JPY	28,100	320,212
1.70%, 09/20/33	JPY	92,600	1,057,096
1.80%, 06/20/23	JPY	43,000	432,180
1.80%, 06/20/30	JPY	18,100	202,589
1.80%, 09/20/30	JPY	48,850	548,401

Security		Par (000)	Value

Japan (continued)
1.80%, 06/20/31	JPY	45,800	$518,161
1.80%, 09/20/31	JPY	88,950	1,007,720
1.80%, 12/20/31	JPY	80,100	909,550
1.80%, 03/20/32	JPY	78,850	897,362
1.80%, 12/20/32	JPY	55,950	641,643
1.90%, 06/20/22	JPY	31,000	306,385
1.90%, 09/20/22	JPY	25,900	257,243
1.90%, 09/20/23	JPY	33,000	334,132
1.90%, 12/20/23	JPY	35,000	355,973
1.90%, 03/20/24	JPY	24,250	247,791
1.90%, 03/20/25	JPY	31,500	327,960
1.90%, 06/20/25	JPY	40,200	420,373
1.90%, 12/20/28	JPY	63,050	698,013
1.90%, 03/20/29	JPY	60,350	670,829
1.90%, 09/20/30	JPY	66,200	749,408
1.90%, 03/20/31	JPY	50,950	580,013
1.90%, 06/20/31	JPY	50,000	570,724
2.00%, 03/21/22	JPY	36,100	355,478
2.00%, 06/20/22	JPY	78,750	779,553
2.00%, 12/20/24	JPY	53,100	552,567
2.00%, 03/20/25	JPY	50	523
2.00%, 09/20/25	JPY	32,650	344,433
2.00%, 12/20/25	JPY	56,050	594,299
2.00%, 03/20/27	JPY	38,350	416,105
2.00%, 06/20/30	JPY	51,700	588,160
2.00%, 12/20/30	JPY	55,450	634,890
2.00%, 03/20/31	JPY	57,550	660,829
2.10%, 12/20/21	JPY	32,850	322,134
2.10%, 03/20/24	JPY	7,300	75,067
2.10%, 09/20/24	JPY	70,600	733,534
2.10%, 03/20/25	JPY	29,900	313,818
2.10%, 09/20/25	JPY	28,850	305,699
2.10%, 12/20/25	JPY	30,000	319,571
2.10%, 03/20/26	JPY	44,600	477,409
2.10%, 12/20/26	JPY	83,350	904,747
2.10%, 03/20/27	JPY	58,400	637,238
2.10%, 06/20/27	JPY	37,500	410,828
2.10%, 09/20/27	JPY	31,300	344,492
2.10%, 12/20/27	JPY	60,000	663,197
2.10%, 06/20/28	JPY	35,450	395,260
2.10%, 09/20/28	JPY	66,750	746,599
2.10%, 12/20/28	JPY	35,000	392,935
2.10%, 03/20/29	JPY	70,500	794,976
2.10%, 06/20/29	JPY	75,700	856,705
2.10%, 09/20/29	JPY	78,500	890,758
2.10%, 12/20/29	JPY	87,950	1,001,506
2.10%, 03/20/30	JPY	100,200	1,145,035
2.10%, 12/20/30	JPY	80,000	923,696
2.20%, 12/20/21	JPY	28,800	282,730
2.20%, 03/20/24	JPY	38,950	401,792
2.20%, 03/20/26	JPY	36,700	394,741
2.20%, 06/20/26	JPY	17,050	184,332
2.20%, 09/20/26	JPY	66,000	717,193
2.20%, 09/20/27	JPY	49,750	550,848
2.20%, 03/20/28	JPY	81,400	909,065
2.20%, 09/20/28	JPY	37,600	423,397
2.20%, 06/20/29	JPY	39,450	449,720
2.20%, 12/20/29	JPY	82,800	950,085
2.20%, 03/20/30	JPY	64,000	737,090
2.20%, 03/20/31	JPY	70,600	824,610

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.30%, 03/20/26	JPY	36,000	$389,075
2.30%, 06/20/26	JPY	49,300	535,665
2.30%, 09/20/26	JPY	26,900	293,834
2.30%, 06/20/27	JPY	20,000	221,659
2.30%, 06/20/28	JPY	37,950	428,700
2.40%, 06/20/24	JPY	55,800	582,831
2.40%, 03/20/28	JPY	36,500	412,805
2.40%, 06/20/28	JPY	53,000	602,595
Japan Government Two Year Bond 0.10%, 11/01/21	JPY	100,000	958,772
0.10%, 12/01/21	JPY	69,000	661,671
0.10%, 01/01/22	JPY	20,000	191,846
0.10%, 02/01/22	JPY	35,000	335,794
0.10%, 03/01/22	JPY	100,000	959,958
0.10%, 05/01/22	JPY	10,000	96,036
0.10%, 06/01/22	JPY	60,000	576,244
0.10%, 07/01/22	JPY	61,650	592,109
0.10%, 08/01/22	JPY	65,000	624,402

			177,685,998

Netherlands — 4.5%
Netherlands Government Bond 0.00%, 01/15/22(b)(c)	EUR	1,199	1,408,945
0.00%, 01/15/24(b)(c)	EUR	1,931	2,304,658
0.00%, 01/15/27(b)(c)	EUR	1,174	1,426,337
0.00%, 07/15/30(b)(c)	EUR	1,740	2,130,815
0.25%, 07/15/25(b)	EUR	1,982	2,418,532
0.25%, 07/15/29(b)	EUR	1,504	1,879,650
0.50%, 07/15/26(b)	EUR	2,172	2,708,422
0.50%, 01/15/40(b)	EUR	1,135	1,517,643
0.75%, 07/15/27(b)	EUR	1,971	2,519,082
0.75%, 07/15/28(b)	EUR	1,550	2,001,596
1.75%, 07/15/23(b)	EUR	2,235	2,782,295
2.00%, 07/15/24(b)	EUR	1,903	2,445,441
2.25%, 07/15/22(b)	EUR	1,753	2,147,143
2.50%, 01/15/33(b)	EUR	1,726	2,750,606
2.75%, 01/15/47(b)	EUR	2,639	5,525,276
3.75%, 01/15/23(b)	EUR	477	610,631
3.75%, 01/15/42(b)	EUR	2,016	4,411,986
4.00%, 01/15/37(b)	EUR	1,970	3,954,854
5.50%, 01/15/28	EUR	1,640	2,775,361
7.50%, 01/15/23(b)	EUR	979	1,350,333

			49,069,606

Norway — 2.6%
Norway Government Bond 1.38%, 08/19/30(b)	NOK	30,150	3,357,651
1.50%, 02/19/26(b)	NOK	25,044	2,765,468
1.75%, 03/13/25(b)	NOK	30,025	3,327,962
1.75%, 02/17/27(b)	NOK	26,725	3,010,838
1.75%, 09/06/29(b)	NOK	28,663	3,279,850
2.00%, 05/24/23(b)	NOK	49,155	5,375,304
2.00%, 04/26/28(b)	NOK	26,254	3,030,559
3.00%, 03/14/24(b)	NOK	38,994	4,448,135

			28,595,767

Singapore — 4.6%
Singapore Government Bond 1.75%, 04/01/22	SGD	1,800	1,346,276
1.75%, 02/01/23	SGD	5,680	4,296,376
1.88%, 03/01/50	SGD	2,440	2,153,401
2.00%, 02/01/24	SGD	1,316	1,015,869

Security		Par (000)	Value

Singapore (continued)
2.13%, 06/01/26	SGD	3,000	$2,387,279
2.25%, 08/01/36	SGD	3,300	2,817,071
2.38%, 06/01/25	SGD	3,350	2,668,837
2.38%, 07/01/39	SGD	2,106	1,860,220
2.63%, 05/01/28	SGD	2,590	2,160,218
2.75%, 07/01/23	SGD	4,400	3,430,937
2.75%, 04/01/42	SGD	2,514	2,388,843
2.75%, 03/01/46	SGD	3,675	3,647,683
2.88%, 07/01/29	SGD	3,760	3,235,280
2.88%, 09/01/30	SGD	3,500	3,063,211
3.00%, 09/01/24	SGD	4,060	3,271,102
3.13%, 09/01/22	SGD	4,000	3,083,120
3.38%, 09/01/33	SGD	3,400	3,207,180
3.50%, 03/01/27	SGD	3,950	3,406,141

			49,439,044

Spain — 4.6%
Spain Government Bond 0.00%, 04/30/23(c)	EUR	727	858,032
0.00%, 01/31/25(c)	EUR	743	880,586
0.05%, 10/31/21	EUR	641	751,037
0.25%, 07/30/24(b)	EUR	750	897,297
0.35%, 07/30/23	EUR	871	1,039,063
0.40%, 04/30/22	EUR	950	1,122,753
0.45%, 10/31/22	EUR	650	772,579
0.50%, 04/30/30(b)	EUR	810	980,892
0.60%, 10/31/29(b)	EUR	864	1,057,879
0.80%, 07/30/27(b)	EUR	640	794,148
1.00%, 10/31/50(b)	EUR	490	579,566
1.20%, 10/31/40(b)	EUR	479	610,713
1.25%, 10/31/30(b)	EUR	950	1,229,617
1.30%, 10/31/26(b)	EUR	1,005	1,282,614
1.40%, 04/30/28(b)	EUR	933	1,209,970
1.40%, 07/30/28(b)	EUR	941	1,222,751
1.45%, 10/31/27(b)	EUR	1,042	1,349,320
1.45%, 04/30/29(b)	EUR	920	1,203,622
1.50%, 04/30/27(b)	EUR	814	1,055,091
1.60%, 04/30/25(b)	EUR	874	1,110,268
1.85%, 07/30/35(b)	EUR	794	1,109,249
1.95%, 04/30/26(b)	EUR	865	1,134,464
1.95%, 07/30/30(b)	EUR	965	1,326,853
2.15%, 10/31/25(b)	EUR	935	1,227,209
2.35%, 07/30/33(b)	EUR	844	1,231,994
2.70%, 10/31/48(b)	EUR	572	964,504
2.75%, 10/31/24(b)	EUR	879	1,155,906
2.90%, 10/31/46(b)	EUR	676	1,165,202
3.45%, 07/30/66(b)	EUR	590	1,231,574
3.80%, 04/30/24(b)	EUR	978	1,311,303
4.20%, 01/31/37(b)	EUR	905	1,667,358
4.40%, 10/31/23(b)	EUR	933	1,248,441
4.65%, 07/30/25(b)	EUR	963	1,392,081
4.70%, 07/30/41(b)	EUR	812	1,680,990
4.80%, 01/31/24(b)	EUR	697	952,414
4.90%, 07/30/40(b)	EUR	716	1,497,078
5.15%, 10/31/28(b)	EUR	780	1,287,025
5.15%, 10/31/44(b)	EUR	556	1,267,668
5.40%, 01/31/23(b)	EUR	859	1,135,163
5.75%, 07/30/32	EUR	941	1,798,773
5.85%, 01/31/22(b)	EUR	756	950,937
5.90%, 07/30/26(b)	EUR	885	1,401,165

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
6.00%, 01/31/29	EUR	1,051	$1,833,798

			49,978,947

Sweden — 4.1%
Sweden Government Bond 0.13%, 05/12/31(b)	SEK	19,500	2,233,294
0.75%, 05/12/28	SEK	35,300	4,254,528
0.75%, 11/12/29(b)	SEK	41,920	5,094,930
1.00%, 11/12/26(a)	SEK	47,530	5,759,732
1.50%, 11/13/23(b)	SEK	61,600	7,318,934
2.50%, 05/12/25	SEK	48,305	6,139,749
3.50%, 06/01/22	SEK	67,175	8,014,828
3.50%, 03/30/39	SEK	32,675	5,766,392

			44,582,387

United Kingdom — 4.9%
United Kingdom Gilt 0.13%, 01/31/23(a)	GBP	400	518,803
0.50%, 07/22/22(a)	GBP	1,150	1,500,184
0.50%, 10/22/61(a)	GBP	100	118,051
0.63%, 06/07/25(a)	GBP	1,200	1,598,769
0.88%, 10/22/29(a)	GBP	547	748,647
1.00%, 04/22/24(a)	GBP	925	1,240,278
1.25%, 07/22/27(a)	GBP	1,248	1,742,435
1.25%, 10/22/41(a)	GBP	500	704,879
1.50%, 07/22/26(a)	GBP	614	862,416
1.50%, 07/22/47(a)	GBP	805	1,209,902
1.63%, 10/22/28(a)	GBP	811	1,173,829
1.63%, 10/22/54(a)	GBP	500	802,630
1.63%, 10/22/71(a)	GBP	467	854,421
1.75%, 09/07/22(a)	GBP	1,000	1,335,411
1.75%, 09/07/37(a)	GBP	1,008	1,526,868
1.75%, 01/22/49(a)	GBP	465	742,177
1.75%, 07/22/57(a)	GBP	716	1,212,042
2.00%, 09/07/25(a)	GBP	688	977,742
2.25%, 09/07/23(a)	GBP	938	1,293,124
2.50%, 07/22/65(a)	GBP	681	1,464,001
2.75%, 09/07/24(a)	GBP	510	730,978
3.25%, 01/22/44(a)	GBP	873	1,714,042
3.50%, 01/22/45(a)	GBP	868	1,786,404
3.50%, 07/22/68(a)	GBP	627	1,709,060
3.75%, 07/22/52(a)	GBP	754	1,781,102
4.00%, 03/07/22(a)	GBP	800	1,090,258

Security		Par/ Shares (000)	Value

United Kingdom (continued)
4.00%, 01/22/60(a)	GBP	537	$1,455,521
4.25%, 12/07/27(a)	GBP	524	878,497
4.25%, 06/07/32(a)	GBP	890	1,654,909
4.25%, 03/07/36(a)	GBP	775	1,541,593
4.25%, 09/07/39(a)	GBP	625	1,315,951
4.25%, 12/07/40(a)	GBP	649	1,389,980
4.25%, 12/07/46(a)	GBP	693	1,618,534
4.25%, 12/07/49(a)	GBP	751	1,835,369
4.25%, 12/07/55(a)	GBP	698	1,857,823
4.50%, 09/07/34(a)	GBP	582	1,153,889
4.50%, 12/07/42(a)	GBP	748	1,700,610
4.75%, 12/07/30(a)	GBP	1,376	2,574,342
4.75%, 12/07/38(a)	GBP	600	1,318,162
5.00%, 03/07/25(a)	GBP	733	1,155,845
6.00%, 12/07/28(a)	GBP	505	959,402

			52,848,880

Total Foreign Government Obligations — 98.6% (Cost: $1,028,656,890)			1,068,296,453

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)		540	540,000

Total Short-Term Investments — 0.1% (Cost: $540,000)			540,000

Total Investments in Securities — 98.7% (Cost: $1,029,196,890)			1,068,836,453

Other Assets, Less Liabilities — 1.3%			14,092,576

Net Assets — 100.0%			$1,082,929,029

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$37,577,000	$—	$(37,037,000	)(a)	$—	$—	$540,000	540	$213,671	$(1)

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2020	iShares® International Treasury Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$(99,714)	$(99,714)
Forward foreign currency exchange contracts	(443,661)	—	(443,661)

	$(443,661)	$(99,714)	$(543,375)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$875,201	$875,201
Forward foreign currency exchange contracts	(248,272)	—	(248,272)

	$(248,272)	$875,201	$626,929

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$31,491,066
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$63,279,388
Average amounts sold — in USD	$39,110,879

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$1,068,296,453	$—	$1,068,296,453
Money Market Funds	540,000	—	—	540,000

	$540,000	$1,068,296,453	$—	$1,068,836,453

See notes to financial statements.

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2020

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$56,203,449	$1,068,296,453
Affiliated(b)	10,000	540,000
Cash	732	820
Foreign currency, at value(c)	476,564	7,759,247
Receivables:
Investments sold	2,998,976	8,020,841
Dividends	—	85
Interest	407,082	7,973,886

Total assets	60,096,803	1,092,591,332

LIABILITIES
Payables:
Investments purchased	3,143,223	9,341,056
Investment advisory fees	16,997	321,247

Total liabilities	3,160,220	9,662,303

NET ASSETS	$56,936,583	$1,082,929,029

NET ASSETS CONSIST OF:
Paid-in capital	$63,705,073	$1,050,502,480
Accumulated earnings (loss)	(6,768,490)	32,426,549

NET ASSETS	$56,936,583	$1,082,929,029

Shares outstanding	700,000	20,450,000

Net asset value	$81.34	$52.95

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$54,660,225	$1,028,656,890
(b) Investments, at cost — Affiliated	$10,000	$540,000
(c) Foreign currency, at cost	$478,699	$7,814,402

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations

Year Ended October 31, 2020

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$19,065	$213,671
Interest — Unaffiliated	(27,379)	6,661,398
Foreign taxes withheld	(59)	(10,236)

Total investment income	(8,373)	6,864,833

EXPENSES
Investment advisory fees	206,521	3,177,070
Miscellaneous	264	264

Total expenses	206,785	3,177,334

Less:
Investment advisory fees waived	(108,799)	—

Total expenses after fees waived	97,986	3,177,334

Net investment income (loss)	(106,359)	3,687,499

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(393,949)	(120,855)
In-kind redemptions — Unaffiliated	(411,951)	8,096,548
Capital gain distributions from underlying funds — Affiliated	—	(1)
Futures contracts	9,644	(99,714)
Forward foreign currency exchange contracts	(31,018)	(443,661)
Foreign currency transactions	13,591	442,841

Net realized gain (loss)	(813,683)	7,875,158

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,308,560	25,550,155
Futures contracts	9,087	875,201
Forward foreign currency exchange contracts	(23,170)	(248,272)
Foreign currency translations	(6,013)	(135,801)

Net change in unrealized appreciation (depreciation)	2,288,464	26,041,283

Net realized and unrealized gain	1,474,781	33,916,441

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,368,422	$37,603,940

See notes to financial statements.

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(106,359)	$(3,648)	$3,687,499	$5,674,193
Net realized gain (loss)	(813,683)	(1,328,401)	7,875,158	8,757,051
Net change in unrealized appreciation (depreciation)	2,288,464	1,532,695	26,041,283	49,702,596

Net increase in net assets resulting from operations	1,368,422	200,646	37,603,940	64,133,840

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(1,360,805)	(2,097,161)	(2,800,772)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(11,521,633)	(7,906,349)	143,965,013	(9,559,875)

NET ASSETS
Total increase (decrease) in net assets	(10,153,211)	(9,066,508)	179,471,792	51,773,193
Beginning of year	67,089,794	76,156,302	903,457,237	851,684,044

End of year	$56,936,583	$67,089,794	$1,082,929,029	$903,457,237

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF

	Year Ended 10/31/20	Year Ended 10/31/19		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$78.93	$80.16		$82.78	$80.72	$78.95

Net investment income (loss)(a)	(0.14)	(0.00	)(b)	(0.06)	(0.04)	0.00 (b)
Net realized and unrealized gain (loss)(c)	2.55	0.20		(2.17)	2.10	1.77

Net increase (decrease) from investment operations	2.41	0.20		(2.23)	2.06	1.77

Distributions(d)
From net investment income	—	(1.43)		(0.39)	—	—

Total distributions	—	(1.43)		(0.39)	—	—

Net asset value, end of year	$81.34	$78.93		$80.16	$82.78	$80.72

Total Return
Based on net asset value	3.05%	0.25%		(2.71)%	2.55%	2.24%

Ratios to Average Net Assets
Total expenses	0.35%	0.35%		0.35%	0.35%	0.35%

Total expenses after fees waived	0.17%	0.09%		0.01%	0.01%	0.20%

Net investment income (loss)	(0.18)%	(0.01)%		(0.07)%	(0.04)%	0.01%

Supplemental Data
Net assets, end of year (000)	$56,937	$67,090		$76,156	$78,641	$84,758

Portfolio turnover rate(e)	71%	56%		47%	48%	53%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	10/31/20	10/31/19	10/31/18	10/31/17 (a)	10/31/16 (a)

Net asset value, beginning of year	$50.76	$47.45	$48.72	$48.06	$45.51

Net investment income(b)	0.21	0.30	0.33	0.37	0.45
Net realized and unrealized gain (loss)(c)	2.10	3.16	(1.58)	0.62	2.17

Net increase (decrease) from investment operations	2.31	3.46	(1.25)	0.99	2.62

Distributions(d)
From net investment income	(0.12)	(0.15)	(0.02)	(0.33)	(0.07)

Total distributions	(0.12)	(0.15)	(0.02)	(0.33)	(0.07)

Net asset value, end of year	$52.95	$50.76	$47.45	$48.72	$48.06

Total Return
Based on net asset value	4.57%	7.31%	(2.57)%	2.13%	5.73%

Ratios to Average Net Assets
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	0.41%	0.62%	0.66%	0.78%	0.93%

Supplemental Data
Net assets, end of year (000)	$1,082,929	$903,457	$851,684	$811,247	$773,704

Portfolio turnover rate(e)	41%	9%	10%	9%	9%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 30, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in futures contracts in order to gain exposure to the bond markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the statement of assets and liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the statement of assets and liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

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Notes to Financial Statements  (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
1-3 Year International Treasury Bond	0.35%
International Treasury Bond	0.35

Expense Waivers: For the year ended October 31, 2020, BFA has voluntarily waived a portion of its investment advisory fees for the iShares 1-3 Year International Treasury Bond ETF in the amount of $108,799.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$43,957,518	$40,056,942
International Treasury Bond	604,611,294	360,487,071

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year International Treasury Bond	$—	$10,794,935
International Treasury Bond	186,901,282	230,351,508

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to net investment loss, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
1-3 Year International Treasury Bond	$(981,214)	$981,214
International Treasury Bond	7,611,522	(7,611,522)

The tax character of distributions paid was as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (continued)

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19
1-3 Year International Treasury Bond
Ordinary income	$—	$1,360,805

International Treasury Bond
Ordinary income	$2,097,161	$2,800,772

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Qualified Late-Year Losses	(c)	Total
1-3 Year International Treasury Bond	$(8,085,801)	$1,419,246		$(101,935)		$(6,768,490)
International Treasury Bond	(6,161,140)	38,587,689		—		32,426,549

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended October 31, 2020, the Funds utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized
1-3 Year International Treasury Bond	$52,499
International Treasury Bond	2,884,930

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$54,796,740	$1,553,972	$(137,263)	$1,416,709
International Treasury Bond	1,030,237,833	48,061,591	(9,462,971)	38,598,620

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount

1-3 Year International Treasury Bond
Shares redeemed	(150,000)	$(11,521,633)	(100,000)	$(7,906,349)

International Treasury Bond
Shares sold	10,450,000	535,540,996	8,350,000	$415,125,105
Shares redeemed	(7,800,000)	(391,575,983)	(8,500,000)	(424,684,980)

Net increase (decrease)	2,650,000	143,965,013	(150,000)	(9,559,875)

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares 1-3 Year International Treasury Bond ETF and

iShares International Treasury Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares 1-3 Year International Treasury Bond ETF and iShares International Treasury Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	33

Important Tax Information  (unaudited)

For the fiscal year ended October 31, 2020, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
International Treasury Bond	$6,655,901	$13,256

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest
International Treasury Bond	$52,742

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares 1-3 Year International Treasury Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-AdvisoryAgreement between BFA and BlackRock International Limited (BIL), (together the Advisory Agreements”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BIL; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds. BFA pays BIL for sub-advisory services, and there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA(and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of BIL, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BIL, which were provided at the June 8-10, 2020 meeting and throughout the year and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	35

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

iShares International Treasury Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-AdvisoryAgreement between BFA and BlackRock International Limited (BIL), (together the Advisory Agreements”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BIL; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds. BFA pays BIL for sub-advisory services, and that are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of BIL, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BIL, which were provided at the June 8-10, 2020 meeting and throughout the year and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	37

Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Treasury Bond	$0.121928	$—	$—	$0.121928	100%	—%	—%	100%

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	39

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	41

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	43

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1003-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.29%	9.71%
U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)
International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)
Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

Global Bond Market Overview

Global investment-grade bonds advanced for the 12 months ended October 31, 2020 (“reporting period”). The Bloomberg Barclays Global Aggregate Index, a broad measure of global bond market performance, returned 5.63% in U.S. dollar terms for the reporting period.

Market disruption due to the coronavirus pandemic drove sharp volatility in bond prices, followed by a steady recovery after governments worldwide intervened to support fixed-income markets and economic activity. As the extent of the outbreak became evident in late February and early March 2020, uncertainty led investors to move out of stocks and into bonds, and global bond yields (which are inversely related to prices) declined. But the continued spread of the virus and related restrictions on economic activity led to a significant increase in yields, as investors became concerned that the pandemic-related downturn would restrict liquidity and limit the ability of sovereign and corporate borrowers to issue new bonds. However, the swift action of central banks helped stabilize credit markets and improve liquidity, and a gradual, but significant, recovery in bond prices followed.

U.S. bond prices followed the global pattern: an advance in the immediate aftermath of the pandemic, followed by a sharp decline and subsequent recovery, leading to a positive performance for the reporting period overall. In response to the economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020. It further stabilized bond markets by implementing bond buying programs for U.S. Treasuries, mortgage-backed securities, and corporate bonds. Bond prices rose thereafter, driving Treasury yields to historic lows despite record issuance to fund government fiscal stimulus programs. Fed action, along with signs that defaults would be lower than anticipated, drove corporate bond prices higher beginning in late March 2020. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

European bonds also advanced, benefiting from efforts by the European Central Bank (“ECB”) to stabilize and provide liquidity for markets. In March 2020, the ECB instituted a €750 billion bond purchasing program that authorized purchases of government and corporate bonds. The ECB augmented this program with an additional €600 billion in June 2020, further bolstering the European bond market. To finance its recovery efforts, in October 2020 the E.U. issued its own large-scale bonds for the first time (previously most European debt was issued only by individual member states). Demand for the issuance was high, indicating significant investor appetite for E.U.-backed bonds.

Bonds in the Asia/Pacific region posted a modest return after a sharp decline in bond prices in March 2020 was followed by a relatively modest rebound. Japanese bond prices in particular declined amid a significant increase in issuance of government bonds to finance stimulus efforts. To support this influx of bond supply and improve market liquidity, the Bank of Japan increased its bond-buying program for both government and corporate bonds. Bonds in other parts of the Asia/Pacific region posted gains, however, as foreign investors in search of yield buoyed bond prices in South Korea, Malaysia, and Thailand. Emerging market bonds also advanced amid a strong economic recovery in China, which helped reassure yield-hungry investors that economic conditions were improving in the latter part of the reporting period.

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Fund Summary as of October 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Investment Objective

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBI® Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.20%	5.17%	4.59%	1.20%	28.66%	56.57%
Fund Market	0.97	5.17	4.50	0.97	28.67	55.35
Index	1.40	5.64	5.25	1.40	31.54	66.76

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,126.00	$ 2.03		$ 1,000.00	$ 1,023.20	$ 1.93		0.38%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Portfolio Management Commentary

U.S. dollar-denominated emerging market bonds recovered from pandemic-related setbacks to advance for the reporting period. In addition to benefiting from investors seeking higher-yield investments as the Fed reduced its key lending rate to near 0%, many emerging market countries with debt denominated in U.S. dollars benefited from U.S. dollar weakness, which reduced borrowing costs. Additionally, the global economic slowdown offered emerging market central banks the latitude to reduce interest rates.

Middle Eastern bonds were the largest contributors to the Index’s return. Despite a decline in oil prices that diminished the region’s economic outlook, Saudi Arabian government bonds advanced, largely on the strength of ample cash reserves and low debt levels. Government bonds from Qatar also gained as plans to repay $20 billion in debt in 2021 solidified the country’s financial prospects. These gains offset declines in Lebanon, where the government defaulted on bonds amid political upheaval.

European bonds also contributed to the Index’s return, led by bonds from Russia. The Russian central bank reduced its key lending rate from 6.50% to 4.25% during the reporting period, boosting bond prices. In Asia, gains in Indonesian bonds helped offset declines in bonds issued by Sri Lanka. Indonesian bonds benefited from the country’s strong financial condition, including a modest budget deficit and healthy foreign reserves, while government bonds from Sri Lanka were subject to multiple downgrades.

Latin American bonds detracted from the Index’s return, driven primarily by bonds from Ecuador, where a delayed International Monetary Fund relief package led to a default. From a bond maturity perspective, long-term bonds contributed the majority of the Index’s return, offsetting declines in short-term bonds.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aa	6.2%
A	16.8
Baa	31.8
Ba	17.3
B	17.6
Caa	4.3
Ca	1.6
Not Rated	4.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Mexico	5.4%
Indonesia	5.1
Saudi Arabia	4.7
Qatar	4.4
United Arab Emirates	4.3
Russia	4.0
Philippines	3.8
China	3.7
Turkey	3.6
Brazil	3.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments October 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	$55,500	$63,217,969

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	28,450	29,956,962

Chile — 1.7%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29 (Call 06/30/29)(b)	28,371	29,949,137
3.15%, 01/14/30 (Call 10/14/29)(b)	30,540	32,477,381
3.63%, 08/01/27 (Call 05/01/27)(b)	34,977	38,190,512
3.70%, 01/30/50 (Call 07/30/49)(b)	50,500	52,630,469
4.38%, 02/05/49 (Call 08/05/48)(b)	33,333	38,707,946
4.50%, 09/16/25(b)	27,537	31,142,626
4.50%, 08/01/47 (Call 02/01/47)(b)	33,918	39,927,846
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(b)	28,625	34,487,400

		297,513,317

China — 2.6%
Amber Circle Funding Ltd., 3.25%, 12/04/22(b)	8,835	9,152,508
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(c)(d)	15,212	15,459,195
CNAC HK Finbridge Co. Ltd. 3.00%, 09/22/30(b)	6,000	5,885,964
3.38%, 06/19/24(b)	17,150	17,771,688
4.13%, 07/19/27(b)	14,122	15,154,671
4.63%, 03/14/23(b)	18,024	19,060,380
5.13%, 03/14/28(b)	25,660	28,994,517
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	20,540	22,536,231
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(b)(c)(d)	12,893	13,094,453
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	14,302	18,485,335
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	21,357	23,340,425
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	20,913	22,952,018
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	22,712	24,500,570
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(b)	12,174	13,385,678
Sinopec Group Overseas Development 2018 Ltd. 2.15%, 05/13/25 (Call 04/13/25)(b)	15,647	16,140,165
2.70%, 05/13/30 (Call 02/13/30)(b)	23,108	23,988,993
2.95%, 11/12/29 (Call 08/12/29)(b)	16,773	17,721,723
SPIC MTN Co. Ltd., 1.63%, 07/27/25(b)	16,741	16,709,852
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	11,247	11,851,526
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	25,907	28,524,117
State Grid Overseas Investment 2016 Ltd. 1.63%, 08/05/30 (Call 05/05/30)(b)	20,779	19,999,788
3.50%, 05/04/27(b)	31,985	35,423,387
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	16,439	17,870,179

		438,003,363

Security	Par (000)	Value

Indonesia — 1.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/25 (Call 04/15/25)(b)	$11,900	$12,926,375
5.45%, 05/15/30 (Call 02/15/30)(e)	1,000	1,135,000
5.45%, 05/15/30 (Call 02/15/30)(b)	11,000	12,485,000
6.53%, 11/15/28(b)	8,784	10,617,660
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	9,743	10,528,529
Pertamina Persero PT 4.18%, 01/21/50 (Call 07/21/49)(b)	11,486	11,414,212
4.30%, 05/20/23(b)	17,594	18,853,071
5.63%, 05/20/43(b)	14,059	16,484,177
6.00%, 05/03/42(b)	12,236	14,882,035
6.45%, 05/30/44(b)	15,395	20,051,988
Perusahaan Listrik Negara PT 4.13%, 05/15/27(b)	15,080	16,371,225
5.25%, 10/24/42(b)	9,747	11,178,591
5.45%, 05/21/28(b)	8,465	9,930,503
6.15%, 05/21/48(b)	10,419	13,248,410
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 06/30/50 (Call 12/30/49)(b)	11,200	11,077,500

		191,184,276

Kazakhstan — 1.1%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(b)	26,048	27,260,860
KazMunayGas National Co. JSC 4.75%, 04/19/27(b)	28,576	32,165,860
5.38%, 04/24/30(b)	34,522	41,167,485
5.75%, 04/19/47(b)	32,535	40,441,005
6.38%, 10/24/48(b)	41,524	54,866,699

		195,901,909

Malaysia — 1.7%
Petronas Capital Ltd. 3.50%, 03/18/25(b)	42,934	47,160,316
3.50%, 04/21/30 (Call 01/21/30)(b)	63,414	70,614,026
4.50%, 03/18/45(b)	37,477	48,017,406
4.55%, 04/21/50 (Call 10/21/49)(b)	74,312	92,716,481
4.80%, 04/21/60 (Call 10/21/59)(b)	27,672	37,313,962

		295,822,191

Mexico — 2.5%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(b)	6,140	6,606,256
Comision Federal de Electricidad 4.75%, 02/23/27(b)	6,698	7,309,192
4.88%, 01/15/24(b)	10,655	11,600,631
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	17,880	15,297,794
Petroleos Mexicanos 3.50%, 01/30/23	9,660	9,418,500
4.50%, 01/23/26	11,591	10,220,944
4.88%, 01/18/24	9,383	9,166,429
5.35%, 02/12/28	20,665	17,651,836
5.95%, 01/28/31 (Call 10/28/30)	28,181	23,552,271
6.35%, 02/12/48	24,140	18,274,736
6.38%, 01/23/45	13,656	10,213,049
6.49%, 01/23/27 (Call 11/23/26)	19,395	18,042,199
6.50%, 03/13/27	47,356	43,715,507
6.50%, 01/23/29	16,665	14,866,846
6.50%, 06/02/41	12,914	9,976,065
6.63%, 06/15/35	22,967	18,914,703
6.75%, 09/21/47	50,652	39,229,974

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.84%, 01/23/30 (Call 10/23/29)	$36,822	$32,922,322
6.88%, 10/16/25 (Call 09/16/25)(e)	5,500	5,395,500
6.88%, 08/04/26	24,329	23,353,407
6.95%, 01/28/60 (Call 07/28/59)	34,266	26,796,012
7.69%, 01/23/50 (Call 07/23/49)	69,106	57,354,525

		429,878,698

Panama — 0.2%
Banco Nacional de Panama 2.50%, 08/11/30 (Call 05/11/30)(e)	24,814	24,653,727
2.50%, 08/11/30 (Call 05/11/30)(b)	1,100	1,092,894

		25,746,621

Peru — 0.4%
Petroleos del Peru SA 4.75%, 06/19/32(b)	26,767	29,261,684
5.63%, 06/19/47(b)	27,657	31,698,034

		60,959,718

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(b)	25,853	32,364,724

Russia — 0.2%
Vnesheconombank Via VEB Finance PLC 5.94%, 11/21/23(b)	17,772	19,593,630
6.80%, 11/22/25(b)	16,745	19,842,825

		39,436,455

South Africa — 0.4%
Eskom Holdings SOC Ltd. 6.35%, 08/10/28(b)	22,029	22,710,522
6.75%, 08/06/23(b)	23,915	22,614,622
7.13%, 02/11/25(b)	28,605	26,781,431

		72,106,575

United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	25,487	30,385,283
DP World Crescent Ltd. 3.88%, 07/18/29(b)	10,600	11,037,250
3.91%, 05/31/23(b)	13,749	14,522,381
4.85%, 09/26/28(b)	10,700	11,877,000
DP World PLC 5.63%, 09/25/48(b)	16,844	19,181,105
6.85%, 07/02/37(b)	19,030	23,841,022
DP World Salaam, 6.00%, (Call 01/01/26)(b)(c)(d)	17,209	17,983,405
MDGH - GMTN BV 2.50%, 11/07/24 (Call 10/07/24)(b)	12,128	12,677,550
2.50%, 05/21/26 (Call 04/21/26)(b)	10,773	11,257,785
2.88%, 05/21/30 (Call 02/21/30)(b)	11,746	12,472,784
3.95%, 05/21/50 (Call 11/21/49)(b)	16,960	19,419,200
MDGH-GMTN BV 2.88%, 11/07/29 (Call 08/07/29)(b)	14,153	15,055,254
3.70%, 11/07/49 (Call 05/07/49)(b)	20,750	22,779,609

		222,489,628

Venezuela — 0.0%
Petroleos de Venezuela SA 5.38%, 04/12/27(b)(f)	24,185	689,273
5.50%, 04/12/37(b)(f)	22,444	628,438
6.00%, 05/16/24(b)(f)	32,388	906,847
6.00%, 11/15/26(b)(f)	30,450	867,835
9.00%, 11/17/21(b)(f)	28,268	791,505
9.75%, 05/17/35(b)(f)	31,912	1,037,120

Security	Par (000)	Value

Venezuela (continued)
12.75%, 02/17/22(b)(f)	$14,002	$392,064

		5,313,082

Total Corporate Bonds & Notes — 14.0% (Cost: $2,440,597,173)		2,399,895,488

Foreign Government Obligations(a)

Angola — 1.0%
Angolan Government International Bond 8.00%, 11/26/29(b)	43,525	33,459,844
8.25%, 05/09/28(b)	45,640	35,770,350
9.13%, 11/26/49(b)	37,165	28,198,944
9.38%, 05/08/48(b)	48,340	36,919,675
9.50%, 11/12/25(b)	38,930	33,236,487

		167,585,300

Argentina — 1.4%
Argentine Republic Government International Bond 0.13%, 07/09/30 (Call 11/30/20)(g)	178,193	64,594,927
0.13%, 07/09/35 (Call 11/30/20)(g)	227,062	74,362,737
0.13%, 01/09/38 (Call 11/30/20)(g)	124,869	46,279,349
0.13%, 07/09/41 (Call 11/30/20)(g)	106,515	36,088,622
0.13%, 07/09/46 (Call 11/30/20)(g)	25,272	8,238,770
1.00%, 07/09/29 (Call 11/30/20)	31,208	12,795,347

		242,359,752

Azerbaijan — 0.5%
Republic of Azerbaijan International Bond 3.50%, 09/01/32(b)	29,300	28,329,438
4.75%, 03/18/24(b)	34,500	36,397,500
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	23,350	24,262,109

		88,989,047

Bahrain — 2.2%
Bahrain Government International Bond 5.45%, 09/16/32(e)	18,200	17,796,187
5.45%, 09/16/32(b)	7,500	7,333,594
5.63%, 09/30/31(b)	26,945	26,641,869
6.00%, 09/19/44(b)	34,430	32,095,216
6.13%, 08/01/23(b)	40,480	43,098,550
6.75%, 09/20/29(b)	34,865	37,730,467
7.00%, 01/26/26(b)	30,240	34,142,850
7.00%, 10/12/28(b)	43,317	47,743,456
7.38%, 05/14/30(b)	27,290	30,215,147
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(b)	25,980	27,368,306
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	24,643	27,792,683
CBB International Sukuk Programme Co. SPC 3.95%, 09/16/27(e)	20,050	19,899,625
3.95%, 09/16/27(b)	6,000	5,955,000
4.50%, 03/30/27(b)	25,860	26,466,094

		384,279,044

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	23,630	20,491,641

Brazil — 3.5%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	20,756	22,896,463
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)	13,042	13,731,202

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) October 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
Brazilian Government International Bond 2.63%, 01/05/23	$29,267	$30,263,907
2.88%, 06/06/25	22,923	23,182,316
3.88%, 06/12/30	39,063	39,551,288
4.25%, 01/07/25	67,416	72,998,887
4.50%, 05/30/29 (Call 02/28/29)	33,908	36,376,926
4.63%, 01/13/28 (Call 10/13/27)	51,247	55,474,877
4.75%, 01/14/50 (Call 07/14/49)	42,200	41,408,750
5.00%, 01/27/45	51,245	52,702,280
5.63%, 01/07/41	36,000	39,442,500
5.63%, 02/21/47	44,637	48,933,311
6.00%, 04/07/26	37,386	43,391,126
7.13%, 01/20/37	25,274	31,687,278
8.25%, 01/20/34	17,165	23,237,119
8.88%, 04/15/24	16,474	20,355,686

		595,633,916

Chile — 1.2%
Chile Government International Bond 2.45%, 01/31/31 (Call 10/31/30)	43,190	44,836,619
3.24%, 02/06/28 (Call 11/06/27)	54,221	60,134,478
3.50%, 01/25/50 (Call 07/25/49)	62,820	69,200,156
3.86%, 06/21/47	33,563	38,933,080

		213,104,333

China — 1.1%
China Development Bank, 1.00%, 10/27/25(b)	5,000	4,967,450
China Government International Bond 0.40%, 10/21/23(e)	9,200	9,211,243
0.55%, 10/21/25(e)	8,400	8,360,268
1.20%, 10/21/30(e)	6,400	6,346,387
1.88%, 12/03/22(b)	17,500	18,046,875
1.95%, 12/03/24(b)	25,795	27,108,933
2.13%, 12/03/29(b)	24,970	26,686,687
2.63%, 11/02/27(b)	13,156	14,331,818
3.25%, 10/19/23(b)	23,563	25,529,038
3.50%, 10/19/28(b)	15,479	17,989,500
Export-Import Bank of China (The) 2.88%, 04/26/26(b)	15,523	16,900,511
3.63%, 07/31/24(b)	16,964	18,464,254

		193,942,964

Colombia — 3.4%
Colombia Government International Bond 2.63%, 03/15/23 (Call 12/15/22)	18,273	18,712,694
3.00%, 01/30/30 (Call 10/30/29)	30,062	30,691,423
3.13%, 04/15/31 (Call 01/15/31)	21,084	21,632,184
3.88%, 04/25/27 (Call 01/25/27)	47,208	50,913,828
4.00%, 02/26/24 (Call 11/26/23)	40,933	43,593,645
4.13%, 05/15/51 (Call 11/15/50)	30,619	32,073,403
4.50%, 01/28/26 (Call 10/28/25)	28,131	31,163,873
4.50%, 03/15/29 (Call 12/15/28)	38,130	42,753,263
5.00%, 06/15/45 (Call 12/15/44)	84,834	98,460,461
5.20%, 05/15/49 (Call 11/15/48)	34,773	41,890,598
5.63%, 02/26/44 (Call 08/26/43)	44,824	55,371,648
6.13%, 01/18/41	45,130	58,118,978
7.38%, 09/18/37	32,622	45,864,493
8.13%, 05/21/24	19,153	23,098,518

		594,339,009

Costa Rica — 0.6%
Costa Rica Government International Bond 4.25%, 01/26/23(b)	23,998	21,868,177

Security	Par (000)	Value

Costa Rica (continued)
6.13%, 02/19/31(b)	$33,050	$27,297,234
7.00%, 04/04/44(b)	27,092	21,080,963
7.16%, 03/12/45(b)	36,040	28,449,075

		98,695,449

Croatia — 0.6%
Croatia Government International Bond 5.50%, 04/04/23(b)	37,880	41,821,887
6.00%, 01/26/24(b)	48,261	55,650,966

		97,472,853

Dominican Republic — 2.9%
Dominican Republic International Bond 4.50%, 01/30/30(b)	25,773	26,006,568
4.88%, 09/23/32(e)	28,400	28,941,375
4.88%, 09/23/32(b)	3,507	3,573,852
5.50%, 01/27/25(b)	38,071	40,676,484
5.88%, 04/18/24(b)	26,895	28,441,463
5.88%, 01/30/60(e)	2,500	2,399,219
5.88%, 01/30/60(b)	78,123	74,973,667
5.95%, 01/25/27(b)	43,680	47,652,150
6.00%, 07/19/28(b)	32,677	36,036,604
6.40%, 06/05/49(b)	39,748	40,443,590
6.50%, 02/15/48(b)	25,861	26,612,585
6.85%, 01/27/45(b)	51,668	55,446,222
6.88%, 01/29/26(b)	37,402	42,205,819
7.45%, 04/30/44(b)	36,988	42,258,790

		495,668,388

Ecuador — 1.5%
Ecuador Government International Bond 0.00%, 07/31/30(e)(h)	26,894	12,110,670
0.00%, 07/31/30(b)(h)	1,257	565,905
0.05%, 07/31/40(b)(g)	1,568	776,712
0.50%, 07/31/30(e)(g)	98,965	65,316,605
0.50%, 07/31/30(b)(g)	3,259	2,151,205
0.50%, 07/31/35(e)(g)	221,528	121,840,400
0.50%, 07/31/35(b)(g)	6,807	3,744,142
0.50%, 07/31/40(e)(g)	89,838	44,497,836

		251,003,475

Egypt — 2.8%
Egypt Government International Bond 5.58%, 02/21/23(b)	28,483	29,275,183
5.75%, 05/29/24(b)	34,138	34,927,441
5.88%, 06/11/25(b)	37,697	38,674,766
6.59%, 02/21/28(b)	29,629	29,823,440
7.05%, 01/15/32(b)	26,702	26,101,205
7.50%, 01/31/27(b)	46,530	49,220,016
7.60%, 03/01/29(b)	41,343	42,996,720
7.63%, 05/29/32(b)	37,850	38,311,297
7.90%, 02/21/48(b)	37,307	35,383,358
8.50%, 01/31/47(b)	62,139	61,672,958
8.70%, 03/01/49(b)	39,052	39,235,056
8.88%, 05/29/50(b)	49,569	50,049,200

		475,670,640

El Salvador — 0.4%
El Salvador Government International Bond 7.12%, 01/20/50 (Call 07/06/49)(b)	28,940	21,822,569
7.65%, 06/15/35(b)	25,600	20,304,000
9.50%, 07/15/52 (Call 01/15/52)(e)	16,760	14,555,012

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

El Salvador (continued)
9.50%, 07/15/52 (Call 01/15/52)(b)	$11,892	$10,327,459

		67,009,040

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(b)	25,200	25,326,000

Gabon — 0.3%
CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(b)	26,800	28,893,750
Gabon Government International Bond, 6.63%, 02/06/31(b)	25,900	23,107,656

		52,001,406

Ghana — 1.3%
Ghana Government International Bond 6.38%, 02/11/27(b)	31,783	29,458,868
7.63%, 05/16/29(b)	25,949	24,002,825
7.88%, 02/11/35(b)	25,170	22,330,509
8.13%, 01/18/26(b)	27,039	27,148,730
8.13%, 03/26/32(b)	33,082	30,363,073
8.63%, 06/16/49(b)	29,182	25,534,250
8.95%, 03/26/51(b)	28,536	25,566,473
10.75%, 10/14/30(b)	27,000	33,024,375

		217,429,103

Guatemala — 0.3%
Guatemala Government Bond, 6.13%, 06/01/50 (Call 12/01/49)(b)	36,300	44,796,469

Hungary — 1.3%
Hungary Government International Bond 5.38%, 02/21/23	42,682	47,110,257
5.38%, 03/25/24	52,200	59,866,875
5.75%, 11/22/23	48,932	56,195,344
7.63%, 03/29/41	32,764	58,319,920

		221,492,396

India — 0.5%
Export-Import Bank of India 3.25%, 01/15/30(b)	26,030	26,477,391
3.38%, 08/05/26(b)	26,520	27,962,025
3.88%, 02/01/28(b)	27,200	28,740,064

		83,179,480

Indonesia — 3.9%
Indonesia Government International Bond 2.85%, 02/14/30	13,992	14,722,208
2.95%, 01/11/23	7,462	7,766,226
3.38%, 04/15/23(b)	14,743	15,576,901
3.50%, 01/11/28	14,363	15,682,601
3.70%, 10/30/49	12,830	13,643,903
3.85%, 07/18/27(b)	9,719	10,864,020
3.85%, 10/15/30	19,266	21,963,240
4.10%, 04/24/28	11,480	13,008,275
4.13%, 01/15/25(b)	22,701	25,254,862
4.20%, 10/15/50	19,354	22,353,870
4.35%, 01/08/27(b)	12,558	14,343,591
4.35%, 01/11/48	19,405	22,406,711
4.45%, 04/15/70	12,303	14,525,229
4.63%, 04/15/43(b)	14,119	16,492,757
4.75%, 01/08/26(b)	23,512	27,222,487
4.75%, 02/11/29	15,228	18,083,250
4.75%, 07/18/47(b)	10,517	12,857,033
5.13%, 01/15/45(b)	18,563	23,279,162

Security	Par (000)	Value

Indonesia (continued)
5.25%, 01/17/42(b)	$21,891	$27,486,887
5.25%, 01/08/47(b)	16,903	22,000,311
5.35%, 02/11/49	10,899	14,546,759
5.38%, 10/17/23(b)	8,977	10,107,541
5.88%, 01/15/24(b)	21,268	24,365,152
5.95%, 01/08/46(b)	9,861	13,885,521
6.63%, 02/17/37(b)	15,209	21,226,061
6.75%, 01/15/44(b)	17,029	25,543,500
7.75%, 01/17/38(b)	20,313	31,307,411
8.50%, 10/12/35(b)	17,257	27,600,414
Perusahaan Penerbit SBSN Indonesia III 2.80%, 06/23/30(b)	14,170	14,595,100
3.75%, 03/01/23(b)	11,631	12,379,746
4.15%, 03/29/27(b)	19,124	21,466,690
4.33%, 05/28/25(b)	21,323	23,975,048
4.35%, 09/10/24(b)	16,252	18,100,665
4.40%, 03/01/28(b)	17,892	20,419,245
4.45%, 02/20/29(b)	12,098	13,939,164
4.55%, 03/29/26(b)	17,343	19,814,377

		672,805,918

Iraq — 0.5%
Iraq International Bond 5.80%, 01/15/28 (Call 12/14/20)(b)	66,366	57,219,612
6.75%, 03/09/23(b)	25,440	23,667,150

		80,886,762

Ivory Coast — 0.5%
Ivory Coast Government International Bond 5.75%, 12/31/32 (Call 12/30/20)(b)(g)	27,370	26,668,722
6.13%, 06/15/33(b)	34,878	35,139,585
6.38%, 03/03/28(b)	26,189	27,441,161

		89,249,468

Jamaica — 0.9%
Jamaica Government International Bond 6.75%, 04/28/28	38,558	44,353,749
7.88%, 07/28/45	48,872	63,365,603
8.00%, 03/15/39	32,587	43,228,692

		150,948,044

Jordan — 0.7%
Jordan Government International Bond 5.75%, 01/31/27(b)	26,230	27,000,506
5.85%, 07/07/30(b)	34,225	34,396,125
6.13%, 01/29/26(b)	29,162	30,647,439
7.38%, 10/10/47(b)	26,649	27,473,454

		119,517,524

Kazakhstan — 1.3%
Kazakhstan Government International Bond 3.88%, 10/14/24(b)	38,779	42,378,176
4.88%, 10/14/44(b)	29,003	38,338,341
5.13%, 07/21/25(b)	68,486	79,465,162
6.50%, 07/21/45(b)	39,922	62,902,101

		223,083,780

Kenya — 0.8%
Kenya Government International Bond 6.88%, 06/24/24(b)	51,570	54,438,581
7.25%, 02/28/28(b)	25,880	27,044,600
8.00%, 05/22/32(b)	30,320	31,807,575
8.25%, 02/28/48(b)	30,180	30,745,875

		144,036,631

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kuwait — 0.8%
Kuwait International Government Bond, 3.50%, 03/20/27(b)	$121,700	$137,521,000

Lebanon — 0.2%
Lebanon Government International Bond 6.00%, 01/27/23(b)(f)	25,692	3,540,679
6.10%, 10/04/22(b)(f)	33,071	4,535,896
6.60%, 11/27/26(b)(f)	40,307	5,554,808
6.65%, 02/26/30(b)(f)	31,945	4,322,558
6.75%, 11/29/27(b)(f)	26,540	3,657,544
6.85%, 03/23/27(b)(f)	29,931	4,124,866
7.00%, 03/23/32(b)(f)	25,509	3,371,494

		29,107,845

Malaysia — 0.8%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	78,000	77,610,000
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(b)	25,334	27,503,224
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(b)	26,811	29,776,967

		134,890,191

Mexico — 2.8%
Mexico Government International Bond 3.25%, 04/16/30 (Call 01/16/30)	26,704	27,638,640
3.60%, 01/30/25	20,961	22,592,028
3.75%, 01/11/28	18,348	19,861,710
3.90%, 04/27/25 (Call 03/27/25)	8,621	9,416,826
4.00%, 10/02/23	24,964	27,132,747
4.13%, 01/21/26	18,283	20,345,551
4.15%, 03/28/27	21,836	24,303,468
4.35%, 01/15/47	17,193	18,090,260
4.50%, 04/22/29	28,248	31,937,895
4.50%, 01/31/50 (Call 07/31/49)	22,862	24,633,805
4.60%, 01/23/46	24,540	26,587,556
4.60%, 02/10/48	20,449	22,116,872
4.75%, 04/27/32 (Call 01/27/32)	19,126	21,863,409
4.75%, 03/08/44	34,796	38,493,075
5.00%, 04/27/51 (Call 10/27/50)	21,791	24,907,113
5.55%, 01/21/45	23,505	28,654,064
5.75%, 10/12/2110	24,192	28,138,320
6.05%, 01/11/40	25,758	32,422,882
6.75%, 09/27/34	14,532	19,432,009
8.30%, 08/15/31	8,188	11,816,307

		480,384,537

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 12/05/22(b)	7,345	7,530,920

Morocco — 0.2%
Morocco Government International Bond, 4.25%, 12/11/22(b)	35,875	37,523,008

Nigeria — 1.4%
Nigeria Government International Bond 6.50%, 11/28/27(b)	37,627	36,404,122
7.14%, 02/23/30(b)	33,086	31,959,008
7.63%, 11/21/25(b)	29,376	30,835,620
7.63%, 11/28/47(b)	41,472	37,765,440
7.70%, 02/23/38(b)	33,723	31,046,237
7.88%, 02/16/32(b)	41,899	40,602,750
8.75%, 01/21/31(b)	27,156	28,148,891

		236,762,068

Security	Par (000)	Value

Oman — 2.6%
Oman Government International Bond 4.13%, 01/17/23(b)	$29,669	$29,140,521
4.75%, 06/15/26(b)	61,785	56,398,120
5.38%, 03/08/27(b)	49,395	45,165,553
5.63%, 01/17/28(b)	64,680	59,202,412
6.00%, 08/01/29(b)	56,048	51,178,830
6.50%, 03/08/47(b)	49,305	39,875,419
6.75%, 10/28/27(e)	16,150	15,665,500
6.75%, 01/17/48(b)	70,847	57,873,143
Oman Sovereign Sukuk Co. 4.40%, 06/01/24(b)	48,072	47,996,888
5.93%, 10/31/25(b)	35,591	37,459,528

		439,955,914

Pakistan — 0.5%
Pakistan Government International Bond 6.88%, 12/05/27(b)	42,655	41,441,998
8.25%, 04/15/24(b)	27,904	29,159,680
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/22(b)	21,896	21,772,835

		92,374,513

Panama — 3.1%
Panama Government International Bond 2.25%, 09/29/32 (Call 06/29/32)	29,250	29,747,250
3.16%, 01/23/30 (Call 10/23/29)	40,059	43,676,828
3.75%, 03/16/25 (Call 12/16/24)	32,337	35,378,699
3.87%, 07/23/60 (Call 01/23/60)	44,382	49,943,619
3.88%, 03/17/28 (Call 12/17/27)	31,886	36,100,931
4.00%, 09/22/24 (Call 06/24/24)	32,258	35,322,510
4.30%, 04/29/53	45,181	54,527,819
4.50%, 05/15/47 (Call 11/15/46)	29,230	36,025,975
4.50%, 04/16/50 (Call 10/16/49)	43,091	53,109,658
4.50%, 04/01/56 (Call 10/01/55)	64,135	79,078,455
6.70%, 01/26/36	52,049	75,031,887

		527,943,631

Paraguay — 0.4%
Paraguay Government International Bond 4.95%, 04/28/31 (Call 01/28/31)(b)	26,652	31,084,561
6.10%, 08/11/44(b)	27,298	35,231,481

		66,316,042

Peru — 2.5%
Peruvian Government International Bond 2.39%, 01/23/26 (Call 12/23/25)	27,386	28,755,300
2.78%, 01/23/31 (Call 10/23/30)	55,924	60,565,692
4.13%, 08/25/27	30,023	34,854,826
5.63%, 11/18/50	69,593	110,979,087
6.55%, 03/14/37	28,317	42,785,217
7.35%, 07/21/25	42,567	54,392,645
8.75%, 11/21/33	55,546	93,542,936

		425,875,703

Philippines — 3.5%
Philippine Government International Bond 2.46%, 05/05/30	22,036	23,550,975
2.95%, 05/05/45	28,761	30,217,026
3.00%, 02/01/28	37,159	40,774,199
3.70%, 03/01/41	40,107	45,909,981
3.70%, 02/02/42	40,710	46,854,666
3.75%, 01/14/29	32,965	38,167,289
3.95%, 01/20/40	38,794	45,643,566
4.20%, 01/21/24	32,373	35,893,564

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
5.00%, 01/13/37	$28,381	$36,913,038
5.50%, 03/30/26	20,264	25,026,040
6.38%, 01/15/32	18,373	25,865,739
6.38%, 10/23/34	38,584	55,693,592
7.75%, 01/14/31	32,464	49,132,235
9.50%, 02/02/30	42,199	69,061,301
10.63%, 03/16/25	24,056	34,114,415

		602,817,626

Poland — 1.0%
Republic of Poland Government International Bond 3.00%, 03/17/23	50,300	53,207,969
3.25%, 04/06/26	48,816	55,085,805
4.00%, 01/22/24	53,725	59,646,032

		167,939,806

Qatar — 4.3%
Qatar Government International Bond 3.25%, 06/02/26(b)	46,220	50,957,550
3.38%, 03/14/24(b)	29,823	32,087,684
3.40%, 04/16/25(b)	30,767	33,795,627
3.75%, 04/16/30(b)	42,157	48,981,164
3.88%, 04/23/23(b)	42,635	45,739,361
4.00%, 03/14/29(b)	53,252	62,304,840
4.40%, 04/16/50(b)	67,578	85,824,060
4.50%, 04/23/28(b)	42,660	51,085,350
4.63%, 06/02/46(b)	26,465	34,627,798
4.82%, 03/14/49(b)	80,522	107,421,381
5.10%, 04/23/48(b)	81,103	111,896,795
5.75%, 01/20/42(b)	12,621	18,525,262
6.40%, 01/20/40(b)	11,532	17,730,450
9.75%, 06/15/30(b)	14,774	24,797,236
SoQ Sukuk A QSC, 3.24%, 01/18/23(b)	22,702	23,900,949

		749,675,507

Romania — 1.4%
Romanian Government International Bond 3.00%, 02/14/31(b)	36,920	38,154,512
4.00%, 02/14/51(b)	57,870	58,774,219
4.38%, 08/22/23(b)	37,952	41,308,380
4.88%, 01/22/24(b)	24,970	27,701,094
5.13%, 06/15/48(b)	32,206	38,858,552
6.13%, 01/22/44(b)	24,392	32,852,975

		237,649,732

Russia — 3.7%
Russian Foreign Bond-Eurobond 1.00%, 03/31/30(b)(g)	29,460	33,805,567
4.25%, 06/23/27(b)	40,200	45,237,562
4.38%, 03/21/29(b)	48,800	55,891,250
4.75%, 05/27/26(b)	51,600	58,840,125
4.88%, 09/16/23(b)	50,800	55,657,750
5.10%, 03/28/35(b)	63,200	76,669,500
5.25%, 06/23/47(b)	112,000	147,000,000
5.63%, 04/04/42(b)	48,400	63,555,250
5.88%, 09/16/43(b)	26,000	35,433,125
12.75%, 06/24/28(b)	41,284	70,750,455

		642,840,584

Saudi Arabia — 4.6%
KSA Sukuk Ltd. 2.97%, 10/29/29(b)	25,699	27,401,559
3.63%, 04/20/27(b)	45,459	50,459,490
4.30%, 01/19/29(b)	22,532	26,277,945

Security	Par (000)	Value

Saudi Arabia (continued)
Saudi Government International Bond 2.50%, 02/03/27(b)	$15,795	$16,545,263
2.75%, 02/03/32(b)	11,642	12,151,338
2.88%, 03/04/23(b)	27,242	28,433,837
2.90%, 10/22/25(b)	29,252	31,226,510
3.25%, 10/26/26(b)	55,880	60,856,812
3.25%, 10/22/30(b)	17,966	19,560,483
3.63%, 03/04/28(b)	51,454	56,937,067
3.75%, 01/21/55(b)	31,907	33,990,926
4.00%, 04/17/25(b)	52,188	57,879,754
4.38%, 04/16/29(b)	45,380	53,349,862
4.50%, 04/17/30(b)	35,114	42,059,988
4.50%, 10/26/46(b)	69,522	82,035,960
4.50%, 04/22/60(b)	33,511	40,768,226
4.63%, 10/04/47(b)	48,821	58,890,331
5.00%, 04/17/49(b)	36,816	46,986,420
5.25%, 01/16/50(b)	39,019	51,627,014

		797,438,785

Senegal — 0.3%
Senegal Government International Bond 6.25%, 05/23/33(b)	27,923	28,394,201
6.75%, 03/13/48(b)	29,260	28,528,500

		56,922,701

South Africa — 2.3%
Republic of South Africa Government International Bond 4.30%, 10/12/28	44,353	43,022,410
4.67%, 01/17/24	32,585	33,868,034
4.85%, 09/27/27	22,443	22,779,645
4.85%, 09/30/29	43,661	43,251,678
4.88%, 04/14/26	32,029	33,220,079
5.00%, 10/12/46	22,621	19,036,985
5.38%, 07/24/44	23,984	21,248,325
5.65%, 09/27/47	35,412	31,926,131
5.75%, 09/30/49	69,199	62,365,599
5.88%, 09/16/25	47,018	51,293,699
5.88%, 06/22/30	33,255	35,125,594

		397,138,179

Sri Lanka — 0.9%
Sri Lanka Government International Bond 5.75%, 04/18/23(b)	33,326	19,162,450
6.20%, 05/11/27(b)	41,392	22,248,200
6.75%, 04/18/28(b)	31,259	16,752,870
6.83%, 07/18/26(b)	24,478	13,286,965
6.85%, 03/14/24(b)	27,338	15,531,401
6.85%, 11/03/25(b)	42,469	23,596,838
7.55%, 03/28/30(b)	40,878	22,099,669
7.85%, 03/14/29(b)	37,015	19,999,667

		152,678,060

Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	22,932	23,963,940

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	26,828	22,577,439

Turkey — 3.6%
Hazine Mustesarligi Varlik Kiralama AS 4.49%, 11/25/24(b)	8,132	7,682,199
5.00%, 04/06/23(b)	13,433	13,113,966

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
Turkey Government International Bond 3.25%, 03/23/23	$17,502	$16,522,982
4.25%, 03/13/25	20,092	18,327,671
4.25%, 04/14/26	14,634	13,010,541
4.88%, 10/09/26	34,641	31,241,852
4.88%, 04/16/43	37,008	27,062,100
5.13%, 02/17/28	27,325	24,293,633
5.25%, 03/13/30	22,756	19,854,610
5.60%, 11/14/24	29,194	28,044,486
5.75%, 03/22/24	29,893	29,005,552
5.75%, 05/11/47	42,415	32,977,662
6.00%, 03/25/27	33,768	31,836,892
6.00%, 01/14/41	31,906	25,843,860
6.13%, 10/24/28	26,333	24,613,126
6.35%, 08/10/24	28,545	28,143,586
6.38%, 10/14/25	24,500	23,887,500
6.63%, 02/17/45	37,149	32,052,621
6.75%, 05/30/40	19,031	16,860,277
6.88%, 03/17/36	34,917	32,167,286
7.25%, 12/23/23	21,207	21,664,276
7.25%, 03/05/38	11,667	11,028,961
7.38%, 02/05/25	40,413	41,360,180
7.63%, 04/26/29	30,452	30,708,939
8.00%, 02/14/34	13,668	14,026,785
11.88%, 01/15/30	16,840	21,744,650

		617,076,193

Ukraine — 2.1%
Ukraine Government International Bond 7.25%, 03/15/33(e)	50,000	47,000,000
7.25%, 03/15/33(b)	4,800	4,512,000
7.38%, 09/25/32(b)	78,912	75,558,240
7.75%, 09/01/23(b)	37,271	38,705,933
7.75%, 09/01/24(b)	34,713	35,852,020
7.75%, 09/01/25(b)	36,473	37,293,642
7.75%, 09/01/26(b)	35,833	36,213,726
7.75%, 09/01/27(b)	35,993	36,240,452
9.75%, 11/01/28(b)	43,753	47,567,715

		358,943,728

United Arab Emirates — 2.9%
Abu Dhabi Government International Bond 0.75%, 09/02/23(e)	14,125	14,107,344
0.75%, 09/02/23(b)	2,700	2,696,625
1.70%, 03/02/31(e)	17,000	16,702,500
1.70%, 03/02/31(b)	1,600	1,572,000
2.13%, 09/30/24(b)	32,303	33,675,877
2.50%, 10/11/22(b)	3,100	3,209,469
2.50%, 04/16/25(b)	33,645	35,630,055
2.50%, 09/30/29(b)	35,795	37,942,700
2.70%, 09/02/70(e)	19,400	17,654,000
2.70%, 09/02/70(b)	1,200	1,092,000
3.13%, 05/03/26(b)	31,890	35,029,172
3.13%, 10/11/27(b)	42,336	46,992,960
3.13%, 04/16/30(b)	35,025	38,965,312
3.13%, 09/30/49(b)	43,414	45,733,936
3.88%, 04/16/50(b)	46,024	54,624,735
4.13%, 10/11/47(b)	35,392	43,443,680
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(b)	8,275	7,775,914

Security	Par/ Shares (000)	Value

United Arab Emirates (continued)
Finance Department Government of Sharjah
4.00%, 07/28/50(e)	$9,096	$9,050,520
4.00%, 07/28/50(b)	3,604	3,585,980
RAK Capital, 3.09%, 03/31/25(b)	12,232	12,950,630
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(b)	8,800	9,042,000
3.85%, 04/03/26(b)	13,963	15,119,311
4.23%, 03/14/28(b)	13,889	15,412,450
Series NOV, 3.23%, 10/23/29(b)	4,375	4,541,731

		506,550,901

Uruguay — 2.4%
Uruguay Government International Bond
4.38%, 10/27/27	42,133	49,190,783
4.38%, 01/23/31 (Call 10/23/30)	51,919	62,708,038
4.50%, 08/14/24	26,712	29,174,012
4.98%, 04/20/55	70,724	93,576,824
5.10%, 06/18/50	104,859	139,855,298
7.63%, 03/21/36	27,086	42,195,032

		416,699,987

Venezuela — 0.0%
Venezuela Government International Bond
9.25%, 09/15/27(f)	2,528	221,200
12.75%, 08/23/22(b)(f)	4,840	423,500

		644,700

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	24,400	27,229,505

Zambia — 0.1%
Zambia Government International Bond
8.50%, 04/14/24(b)	25,000	10,781,250
8.97%, 07/30/27(b)	32,170	13,511,400

		24,292,650

Total Foreign Government Obligations — 84.4% (Cost: $14,800,663,089)		14,530,263,227

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(i)(j)	98,130	98,130,000

Total Short-Term Investments — 0.6% (Cost: $98,130,000)		98,130,000

Total Investments in Securities — 99.0% (Cost: $17,339,390,262)		17,028,288,715

Other Assets, Less Liabilities — 1.0%		179,968,411

Net Assets — 100.0%		$17,208,257,126

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Perpetual security with no stated maturity date.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Zero-coupon bond.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$98,438,000	$—	$(308,000	)(a)	$—	$—	$98,130,000	98,130	$462,142	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,399,895,488	$—	$2,399,895,488
Foreign Government Obligations	—	14,530,263,227	—	14,530,263,227
Money Market Funds	98,130,000	—	—	98,130,000

	$98,130,000	$16,930,158,715	$—	$17,028,288,715

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Statement of Assets and Liabilities

October 31, 2020

iShares J.P. Morgan USD Emerging Markets Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$16,930,158,715
Affiliated(b)	98,130,000
Cash	47,825
Receivables:
Investments sold	26,683,366
Capital shares sold	61,252,958
Dividends	5,976
Interest	186,517,459

Total assets	17,302,796,299

LIABILITIES
Payables:
Investments purchased	88,350,906
Capital shares redeemed	587,248
Investment advisory fees	5,601,019

Total liabilities	94,539,173

NET ASSETS	$17,208,257,126

NET ASSETS CONSIST OF:
Paid-in capital	$18,344,601,614
Accumulated loss	(1,136,344,488)

NET ASSETS	$17,208,257,126

Shares outstanding	156,700,000

Net asset value	$109.82

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$17,241,260,262
(b) Investments, at cost — Affiliated	$98,130,000

See notes to financial statements.

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended October 31, 2020

iShares J.P. Morgan USD Emerging Markets Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$462,142
Interest — Unaffiliated	664,356,364
Payment-in-kind interest — Unaffiliated	24,347,042
Other income — Unaffiliated	178,968

Total investment income	689,344,516

EXPENSES
Investment advisory fees	58,033,230
Miscellaneous	264

Total expenses	58,033,494

Net investment income	631,311,022

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(448,337,489)
In-kind redemptions — Unaffiliated	122,240,841

Net realized loss	(326,096,648)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(306,762,768)

Net change in unrealized appreciation (depreciation)	(306,762,768)

Net realized and unrealized loss	(632,859,416)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,548,394)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Changes in Net Assets

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$631,311,022	$743,588,755
Net realized gain (loss)	(326,096,648)	160,512,638
Net change in unrealized appreciation (depreciation)	(306,762,768)	1,198,822,979

Net increase (decrease) in net assets resulting from operations	(1,548,394)	2,102,924,372

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(611,804,451)	(872,461,442)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,339,303,532	(1,492,886,987)

NET ASSETS
Total increase (decrease) in net assets	2,725,950,687	(262,424,057)
Beginning of year	14,482,306,439	14,744,730,496

End of year	$17,208,257,126	$14,482,306,439

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$113.14	$104.57	$115.92	$114.74	$108.36

Net investment income(a)	4.63	5.25	5.07	5.33	5.39
Net realized and unrealized gain (loss)(b)	(3.39)	9.44	(11.50)	1.02	6.57

Net increase (decrease) from investment operations	1.24	14.69	(6.43)	6.35	11.96

Distributions(c)
From net investment income	(4.56)	(6.12)	(4.92)	(5.17)	(5.58)

Total distributions	(4.56)	(6.12)	(4.92)	(5.17)	(5.58)

Net asset value, end of year	$109.82	$113.14	$104.57	$115.92	$114.74

Total Return
Based on net asset value	1.20%	14.50%	(5.68)%	5.74%	11.35%

Ratios to Average Net Assets
Total expenses	0.39%	0.39%	0.39%	0.54%	0.59%

Total expenses after fees waived	0.39%	0.39%	0.39%	0.40%	0.40%

Net investment income	4.22%	4.81%	4.60%	4.69%	4.81%

Supplemental Data
Net assets, end of year (000)	$17,208,257	$14,482,306	$14,744,730	$11,928,210	$9,649,296

Portfolio turnover rate(d)	10%	11%	15%	26%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. The adjusted cost basis of securities at October 31, 2019 is $14,378,585,622.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.3800
Over $33 billion, up to and including $47 billion	0.3610
Over $47 billion	0.3430

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Sub-Adviser: Effective February 28, 2020, BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2020, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
J.P. Morgan USD Emerging Markets Bond	$79,012,489	$47,956,070	$ (366,854)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
J.P. Morgan USD Emerging Markets Bond	$1,884,481,935	$1,454,757,015

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$9,279,958,725	$6,380,364,150

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
J.P. Morgan USD Emerging Markets Bond	$118,191,349	$(118,191,349)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19
J.P. Morgan USD Emerging Markets Bond Ordinary income	$611,804,451	$872,461,442

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
J.P. Morgan USD Emerging Markets Bond	$74,396,766	$(874,175,731)		$(336,565,523)		$(1,136,344,488)

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default and the classification of investments.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets Bond	$17,364,854,238	$551,698,111	$(888,263,634)	$(336,565,523)

7.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
J.P. Morgan USD Emerging Markets Bond
Shares sold	90,100,000	$9,855,486,299	72,300,000	$7,852,920,951
Shares redeemed	(61,400,000)	(6,516,182,767)	(85,300,000)	(9,345,807,938)

Net increase (decrease)	28,700,000	3,339,303,532	(13,000,000)	(1,492,886,987)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares J.P. Morgan USD Emerging Markets Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares J.P. Morgan USD Emerging Markets Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	25

Important Tax Information (unaudited)

For the fiscal year ended October 31, 2020, the Fund intends to pass through to its shareholders foreign source income earned and foreign taxes paid by the underlying funds:

iShares ETF	Foreign Source Income Earned
J.P. Morgan USD Emerging Markets Bond	$688,893,862

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest
J.P. Morgan USD Emerging Markets Bond	$194,778

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (BIL), (together the Advisory Agreements”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BIL; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds. BFA pays BIL for sub-advisory services, and that are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of BIL, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BIL, which were provided at the June 8-10, 2020 meeting and throughout the year and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	27

Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
J.P. Morgan USD Emerging Markets Bond	$4.563701	$—	$—	$4.563701	100%	—%	—%	100%

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

S U P P L E M E N T A L I N F O R M A T I O N	29

Supplemental Information (unaudited) (continued)

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending December 31, 2019 was USD 1.3 million. This figure is comprised of fixed remuneration of USD 600.76 thousand and variable remuneration of USD 698.68 thousand. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending December 31, 2019, to its senior management was USD 165.69 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 19.47 thousand.

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	31

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	33

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1014-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca

•	iShares BB Rated Corporate Bond ETF | HYBB | NYSE Arca

•	iShares Convertible Bond ETF | ICVT | Cboe BZX

•	iShares Floating Rate Bond ETF | FLOT | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S. bond market advanced for the 12 months ended October 31, 2020 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. fixed-income performance, returned 6.19%.

U.S. economic growth was unusually volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis. The latter figure represented the largest quarterly economic contraction on record, as efforts to contain the virus through restrictions on travel and business led to widespread disruption of the U.S. economy.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. The U.S. economy rapidly rebalanced toward remote economic activity; working and shopping from home flourished, while traditional, in-person economic activity at malls, hotels, and restaurants remained subdued. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.1% in the third quarter of 2020.

In response to the pandemic and subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting them near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

The pandemic-related volatility in the U.S. economy was reflected in bond yields (which are inversely related to prices). U.S. Treasury yields declined significantly beginning late February 2020, as uncertainty drove investors toward the most highly rated segment of the bond market, driving the yields on the two-, 10-, and 30-year U.S. Treasuries to record lows. Short-term U.S. Treasury yields declined more than long-term U.S. Treasuries, as the Fed committed to keeping interest rates near zero until at least 2023. However, returns for long-term U.S. Treasuries, which are more sensitive to interest rate changes, significantly exceeded returns from short-term U.S. Treasuries.

Corporate bond prices were also significantly impacted by the economic disruption. In February and March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated, high-yield bonds, which are considered to have a greater probability of default. However, Fed actions to support the corporate bond market and signs that defaults could be lower than anticipated drove a recovery in corporate bond prices, beginning in late March 2020.

Securitized bonds also advanced, particularly commercial mortgage backed securities (“CMBS”). Despite significant disruption to the commercial property market, CMBS showed resiliency later in the reporting period, and delinquencies declined after reaching an all-time high in June 2020.

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Fund Summary as of October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF

Investment Objective

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Bloomberg Barclays U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.44%	5.24%	4.26%	7.44%	29.07%	43.79%
Fund Market	7.22	5.18	4.22	7.22	28.70	43.41
Index	7.57	5.36	4.44	7.57	29.85	46.00

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,031.40	$ 0.77		$ 1,000.00	$ 1,024.40	$ 0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® Aaa - A Rated Corporate Bond ETF

Portfolio Management Commentary

Corporate bonds rated Aaa to A rose notably during the reporting period. Bond purchases by the Fed, including debt bought directly from companies, reduced yields on investment-grade debt to historic lows amid the coronavirus pandemic.

Highly rated bonds issued by financials companies, which constituted approximately 41% of the Index on average for the reporting period, contributed the most to performance. Expectations that banks would benefit as the economy recovered drove strong investor demand for bonds issued by banks. Yield spreads, the difference in yield between bank bonds and Treasuries, returned to pre-pandemic levels despite substantial declines in bank stocks, indicating confidence in the bond market. Even with significant increases in bond issuance by banks, investor demand remained robust amid lower yield spreads with U.S. Treasuries compared to most other industries. Highly rated large banks issued a majority of these new bonds, highlighting the demand for quality in the bond market.

Bonds of consumer non-cyclical companies also contributed meaningfully to the Index’s performance, as their yields declined relative to consumer cyclical bonds during the coronavirus recession. In the pharmaceuticals industry, continued high credit ratings led to low yields, even as companies issued additional bonds. Technology industry bonds also contributed to the Index’s return, as low yields induced companies with large cash reserves to issue new bonds, partly to fund stock buybacks. Technology companies further benefited from significant bond purchases by the Fed. Bonds issued by consumer cyclical companies also posted gains, as low interest rates helped highly rated retailers raise more funds.

Turning to credit quality, all credit rating categories held by the Index contributed to performance. Bonds rated A, which represented approximately 77% of the Index on average for the reporting period, posted the most significant contribution to return.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	34.3%
5-10 Years	26.8
10-15 Years	5.7
15-20 Years	8.0
More than 20 Years	25.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Microsoft Corp., 2.53%, 06/01/50	0.4%
Abbott Laboratories, 4.90%, 11/30/46	0.2
Amazon.com Inc., 1.50%, 06/03/30	0.2
Alibaba Group Holding Ltd., 3.40%, 12/06/27	0.2
Wells Fargo & Co., 4.30%, 07/22/27	0.2
HSBC Holdings PLC, 4.04%, 03/13/28	0.2
Home Depot Inc. (The), 5.88%, 12/16/36	0.2
Microsoft Corp., 3.70%, 08/08/46	0.2
Alphabet Inc., 2.00%, 08/15/26	0.2
Morgan Stanley, 6.38%, 07/24/42	0.2

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® BB Rated Corporate Bond ETF

Investment Objective

The iShares BB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BB, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the ICE BofA BB US High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(0.48)%
Fund Market	0.06
Index	(0.39)

For the fiscal period ended 10/31/20, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was 10/6/20. The first day of secondary market trading was 10/8/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (10/06/20)	(a)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00		$ 995.20	$ 0.10		$ 1,000.00	$ 1,024.40	$ 0.76		0.15%

(a)	The beginning of the period (commencement of operations) is October 6, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (25 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	36.3%
5-10 Years	50.3
10-15 Years	6.3
15-20 Years	2.8
More than 20 Years	4.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

CSC Holdings LLC, 6.50%, 02/01/29	0.6%
Intesa Sanpaolo SpA, 5.02%, 06/26/24	0.6
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 04/30/25	0.6
Deutsche Bank AG, 4.50%, 04/01/25	0.6
Carnival Corp., 11.50%, 04/01/23	0.6
Virgin Media Secured Finance PLC, 5.50%, 05/15/29	0.6
International Game Technology PLC, 6.50%, 02/15/25	0.5
Centene Corp., 4.63%, 12/15/29	0.5
Ford Motor Co., 8.50%, 04/21/23	0.5
HCA Inc., 3.50%, 09/01/30	0.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020	iShares® Convertible Bond ETF

Investment Objective

The iShares Convertible Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million, as represented by the Bloomberg Barclays U.S. Convertible Cash Pay Bond >$250MM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	39.02%	14.76%	12.49%	39.02%	99.05%	89.14%
Fund Market	39.15	14.82	12.54	39.15	99.57	89.63
Index	40.16	15.34	13.06	40.16	104.11	94.31

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/2/15. The first day of secondary market trading was 6/4/15.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,331.30	$ 1.17		$ 1,000.00	$ 1,024.10	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

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Fund Summary as of October 31, 2020 (continued)	iShares® Convertible Bond ETF

Portfolio Management Commentary

U.S. dollar-denominated convertible bonds advanced strongly for the reporting period. Convertible bonds are hybrid securities that have features of both debt and equity. The bonds represented in the Index pay interest on a periodic basis, similar to standard corporate bonds, but they also have an equity conversion feature and can be redeemed for shares of the issuer’s stock. Due to their convertibility feature, these securities advance or decline with stocks, but with less volatility given their fixed-income component. Issuance of convertible bonds rose sharply during the reporting period as companies sought new capital amid pandemic-related economic disruptions. Both the equity and debt features of convertible bonds benefited the Index: Declining interest rates supported bond prices, and the stock market’s performance as the economy recovered helped the equity-like features of convertible bonds.

From an industry perspective, convertible bonds issued by consumer cyclical companies contributed the most to the Index’s return, led by automotive companies. Profits rose sharply in the area of electric vehicles (“EVs”) and investors were optimistic about continued growth due to the anticipated release of new EV models as well as continued technological improvements. Retailers were another source of strength, benefiting from sales growth in online shopping, especially for purchases for the home, and sharply higher use of e-commerce for retail transactions.

Technology companies also contributed to the Index’s performance. Following the imposition of pandemic-related restrictions, areas fueled by digital technologies showed robust growth, especially e-commerce, video gaming, and online payments. Similarly, increased telecommuting led to higher personal computer sales and strong demand growth for chips used in 5G wireless technology and cloud data centers. The need for social distancing also drove higher revenues for digital document signature software.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	4.0%
1-5 Years	69.9
5-10 Years	22.2
10-15 Years	0.5
15-20 Years	1.0
More than 20 Years	2.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Tesla Inc., 2.00%, 05/15/24	5.0%
Tesla Inc., 2.38%, 03/15/22	2.0
Sea Ltd., 1.00%, 12/01/24	1.6
Tesla Inc., 1.25%, 03/01/21	1.4
Southwest Airlines Co., 1.25%, 05/01/25	1.4
DISH Network Corp., 3.38%, 08/15/26	1.2
MercadoLibre Inc., 2.00%, 08/15/28	1.1
Atlassian Inc., 0.63%, 05/01/23	1.1
NIO Inc., 4.50%, 02/01/24	1.0
Snap Inc., 0.75%, 08/01/26	1.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2020	iShares® Floating Rate Bond ETF

Investment Objective

The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Bloomberg Barclays US Floating Rate Note <5 Years Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.19%	1.90%	1.39%	1.19%	9.89%	13.81%
Fund Market	1.11	1.90	1.39	1.11	9.86	13.78
Index	1.63	2.19	1.63	1.63	11.46	16.41

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/14/11. The first day of secondary market trading was 6/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,020.10	$ 1.02		$ 1,000.00	$ 1,024.10	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020 (continued)	iShares® Floating Rate Bond ETF

Portfolio Management Commentary

Investment-grade, floating-rate bonds posted a positive return for the reporting period. Despite the positive performance overall, floating-rate bonds were negatively affected by declining interest rates, which diminished gains. The Index is composed of U.S. dollar-denominated bonds with interest rates that reset periodically. As a consequence of this reset, floating-rate bonds typically face headwinds in a declining interest rate environment, as their yields reset at lower levels.

The Fed lowered short-term interest rates twice in 2020. The Fed’s actions led to a decrease in the interest rates issuers use to reset floating-rate bonds, resulting in lower yields on those bonds. The Fed also announced that interest rates were likely to remain near zero through 2023, solidifying investors’ expectations that interest rates were unlikely to rise in the near future.

Government and corporate bonds both contributed to the Index’s performance, with corporate bonds driving the majority of the gains. Among corporate bonds, banks, which represented approximately 53% of the Index on average for the reporting period, were the leading contributors to the Index’s return. Banks benefited as balance sheets in the industry were resilient during the recession despite increasing loan loss provisions. Banks are typically the largest issuers of floating-rate corporate bonds. Borrowing and lending at variable interest rates helps banks manage their interest rate exposure and reduce volatility related to changing interest rates.

Prices of communications company bonds also rose, as large companies took advantage of lower interest rates to refinance debt on favorable terms. Foreign agency debt also gained, helped by significant demand from overseas investors. From a credit quality perspective, all but the lowest rating categories held by the Index contributed to the Index’s return. Highly rated floating-rate bonds were the largest contributors.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	10.2%
Aa	16.4
A	53.8
Baa	17.3
Ba	0.6
Not Rated	1.7

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	30.9%
1-5 Years	69.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.9%
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	$476	$493,779
2.13%, 08/15/26 (Call 05/15/26)	635	677,081
2.25%, 11/15/22 (Call 08/15/22)	790	816,947
2.38%, 11/15/24 (Call 09/15/24)	110	117,294
2.63%, 11/15/27 (Call 08/15/27)	465	504,460
3.25%, 04/01/25 (Call 03/01/25)	310	341,564
3.38%, 05/15/23 (Call 04/15/23)	742	795,476
3.50%, 05/15/25 (Call 03/15/25)	242	269,564
3.50%, 04/01/27 (Call 02/01/27)	65	74,278
3.60%, 11/15/42 (Call 05/14/42)(a)	243	284,915
3.63%, 04/01/30 (Call 01/01/30)	520	617,001
3.75%, 05/15/28 (Call 02/15/28)	744	866,038
4.25%, 04/01/40 (Call 10/01/39)	532	672,464
4.25%, 04/01/50 (Call 10/01/49)(a)	290	378,807
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	1,081	1,119,073
2.90%, 03/01/25 (Call 12/01/24)	290	315,442
3.10%, 01/15/23 (Call 11/15/22)	216	227,878
3.55%, 01/15/26 (Call 10/15/25)	1,324	1,497,007
3.60%, 03/01/35 (Call 09/01/34)	98	116,768
3.80%, 03/01/45 (Call 09/01/44)	269	320,782
4.07%, 12/15/42	737	916,305
4.09%, 09/15/52 (Call 03/15/52)(a)	242	309,242
4.50%, 05/15/36 (Call 11/15/35)	50	63,749
4.70%, 05/15/46 (Call 11/15/45)	1,113	1,502,895
Series B, 6.15%, 09/01/36	35	51,341

		13,350,150

Agriculture — 1.0%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	763	827,855
2.75%, 03/27/25 (Call 02/27/25)	182	197,497
3.25%, 03/27/30 (Call 12/27/29)	470	538,427
3.75%, 09/15/47 (Call 03/15/47)(a)	245	299,294
4.02%, 04/16/43	110	136,110
4.50%, 03/15/49 (Call 09/15/48)(a)	473	652,418
4.54%, 03/26/42	132	173,472
Philip Morris International Inc.
1.13%, 05/01/23	335	340,668
1.50%, 05/01/25 (Call 04/01/25)	450	463,559
2.10%, 05/01/30 (Call 02/01/30)	205	209,235
2.13%, 05/10/23 (Call 03/10/23)	443	459,958
2.38%, 08/17/22 (Call 07/17/22)(a)	946	978,476
2.50%, 08/22/22	763	791,979
2.50%, 11/02/22 (Call 10/02/22)	320	332,941
2.63%, 02/18/22 (Call 01/18/22)	492	505,279
2.63%, 03/06/23	245	257,101
2.75%, 02/25/26 (Call 11/25/25)	244	265,333
2.88%, 05/01/24 (Call 04/01/24)	165	177,134
2.90%, 11/15/21	100	102,575
3.13%, 08/17/27 (Call 05/17/27)	570	631,155
3.13%, 03/02/28 (Call 12/02/27)	360	396,882
3.25%, 11/10/24	388	426,032
3.38%, 08/11/25 (Call 05/11/25)	200	222,462
3.38%, 08/15/29 (Call 05/15/29)	304	341,577
3.60%, 11/15/23	580	633,708
3.88%, 08/21/42	490	551,789
4.13%, 03/04/43	589	686,715

Security	Par (000)	Value

Agriculture (continued)
4.25%, 11/10/44	$795	$950,272
4.38%, 11/15/41	376	452,651
4.50%, 03/20/42	516	631,744
4.88%, 11/15/43	357	460,684
6.38%, 05/16/38	635	936,390

		15,031,372

Airlines — 0.2%
JetBlue Pass Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	291	285,164
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	181	174,027
Series 2014-2, Class A, 3.75%, 03/03/28	374	358,309
Series 2016-1, Class AA, 3.10%, 01/07/30	253	242,481
Series 2016-2, Class AA, 2.88%, 04/07/30	59	55,619
Series 2019-2, Class AA, 2.70%, 11/01/33	137	126,958
Series 2020-1, Class A, 5.88%, 04/15/29	1,080	1,078,672

		2,321,230

Apparel — 0.5%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	277	288,711
2.38%, 11/01/26 (Call 08/01/26)	842	914,555
2.40%, 03/27/25 (Call 02/27/25)(a)	558	599,309
2.75%, 03/27/27 (Call 01/27/27)	224	246,725
2.85%, 03/27/30 (Call 12/27/29)	1,027	1,146,584
3.25%, 03/27/40 (Call 09/27/39)	707	799,023
3.38%, 11/01/46 (Call 05/01/46)	445	507,295
3.38%, 03/27/50 (Call 09/27/49)	615	708,695
3.63%, 05/01/43 (Call 11/01/42)	552	645,200
3.88%, 11/01/45 (Call 05/01/45)	555	681,124
Ralph Lauren Corp.
1.70%, 06/15/22	60	61,136
2.95%, 06/15/30 (Call 03/15/30)	255	264,453
VF Corp.
2.05%, 04/23/22	172	175,954
2.40%, 04/23/25 (Call 03/23/25)	140	148,705
2.80%, 04/23/27 (Call 02/23/27)	385	415,708
2.95%, 04/23/30 (Call 01/23/30)	405	439,271

		8,042,448

Auto Manufacturers — 1.3%
American Honda Finance Corp.
0.88%, 07/07/23	55	55,461
1.20%, 07/08/25	55	55,570
1.95%, 05/20/22	377	386,033
1.95%, 05/10/23	388	401,588
2.05%, 01/10/23	337	348,364
2.15%, 09/10/24	70	73,628
2.20%, 06/27/22	530	545,757
2.30%, 09/09/26	516	550,737
2.35%, 01/08/27	527	560,391
2.40%, 06/27/24	21	22,206
2.60%, 11/16/22	428	446,627
2.90%, 02/16/24	1,074	1,147,902
3.38%, 12/10/21	10	10,328
3.45%, 07/14/23	100	107,750
3.50%, 02/15/28	391	441,388
3.55%, 01/12/24	58	63,087
3.63%, 10/10/23	465	506,241
Cummins Inc. 2.60%, 09/01/50 (Call 03/01/50)	55	52,589

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.65%, 10/01/23 (Call 07/01/23)	$912	$991,882
4.88%, 10/01/43 (Call 04/01/43)	540	722,380
PACCAR Financial Corp., 2.65%, 05/10/22	370	382,928
Toyota Motor Corp.
2.16%, 07/02/22	151	155,574
2.36%, 07/02/24(a)	185	196,061
2.76%, 07/02/29	100	110,166
3.42%, 07/20/23(a)	35	37,842
3.67%, 07/20/28	56	65,015
Toyota Motor Credit Corp.
0.45%, 07/22/22	25	25,051
1.15%, 05/26/22	84	85,030
1.35%, 08/25/23	67	68,664
1.80%, 02/13/25	303	315,987
2.00%, 10/07/24	90	94,428
2.15%, 09/08/22	714	737,626
2.15%, 02/13/30	190	199,304
2.25%, 10/18/23	1,345	1,414,657
2.60%, 01/11/22	1,133	1,163,240
2.63%, 01/10/23	557	583,931
2.65%, 04/12/22	494	510,391
2.70%, 01/11/23	459	481,955
2.80%, 07/13/22	503	523,774
2.90%, 03/30/23	390	413,322
2.90%, 04/17/24	803	862,872
3.00%, 04/01/25	58	63,597
3.05%, 01/11/28	10	11,121
3.20%, 01/11/27	402	448,310
3.30%, 01/12/22	904	935,450
3.35%, 01/08/24	316	342,692
3.38%, 04/01/30	675	776,878
3.40%, 04/14/25	25	27,838
3.45%, 09/20/23	605	656,322
3.65%, 01/08/29	75	87,583

		19,267,518

Auto Parts & Equipment — 0.1%
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	967	1,059,126
4.15%, 10/01/25 (Call 07/01/25)	663	756,105

		1,815,231

Banks — 30.9%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	150	155,097
2.63%, 05/19/22	720	745,769
2.63%, 11/09/22	830	867,989
3.70%, 11/16/25	220	250,732
Banco Santander SA
2.71%, 06/27/24	915	967,878
2.75%, 05/28/25	835	880,182
3.13%, 02/23/23	25	26,219
3.31%, 06/27/29	830	903,804
3.49%, 05/28/30	788	852,080
3.50%, 04/11/22	130	135,066
3.80%, 02/23/28	648	714,368
3.85%, 04/12/23	200	213,892
4.25%, 04/11/27	45	51,027
4.38%, 04/12/28	748	851,276
Bank of America Corp. 0.81%, 10/24/24 (Call 10/24/23)(b)	200	200,182

Security	Par (000)	Value

Banks (continued)
0.98%, 09/25/25 (Call 09/25/24)(b)	$1,000	$1,000,360
1.20%, 10/24/26 (Call 10/24/25)(b)	200	200,190
1.32%, 06/19/26 (Call 06/19/25)(b)	1,000	1,006,100
1.49%, 05/19/24 (Call 05/19/23)(b)	20	20,398
1.90%, 07/23/31 (Call 07/23/30)(b)	1,010	1,001,233
1.92%, 10/24/31 (Call 10/24/30)(b)	500	495,705
2.02%, 02/13/26 (Call 02/13/25)(b)	480	497,035
2.46%, 10/22/25 (Call 10/22/24)(b)	1,112	1,174,205
2.50%, 10/21/22 (Call 10/21/21)	515	525,341
2.50%, 02/13/31 (Call 02/13/30)(b)	1,475	1,529,649
2.59%, 04/29/31 (Call 04/29/30)(b)	1,629	1,705,058
2.68%, 06/19/41 (Call 06/19/40)(b)	1,605	1,619,349
2.82%, 07/21/23 (Call 07/21/22)(b)	865	897,412
2.83%, 10/24/51 (Call 10/24/50)(b)	260	259,693
2.88%, 04/24/23 (Call 04/24/22)(b)	732	756,178
2.88%, 10/22/30 (Call 10/22/29)(b)	865	928,733
3.00%, 12/20/23 (Call 12/20/22)(b)	875	917,787
3.09%, 10/01/25 (Call 10/01/24)(b)	678	731,162
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(b)	727	749,159
3.19%, 07/23/30 (Call 07/23/29)(b)	921	1,010,346
3.25%, 10/21/27 (Call 10/21/26)	849	936,422
3.30%, 01/11/23	867	919,315
3.37%, 01/23/26 (Call 01/23/25)(b)	775	845,378
3.42%, 12/20/28 (Call 12/20/27)(b)	2,017	2,244,719
3.46%, 03/15/25 (Call 03/15/24)(b)	935	1,011,651
3.50%, 04/19/26	1,495	1,676,897
3.55%, 03/05/24 (Call 03/05/23)(b)	470	500,578
3.56%, 04/23/27 (Call 04/23/26)(b)	2,307	2,570,413
3.59%, 07/21/28 (Call 07/21/27)(b)	2,229	2,492,958
3.71%, 04/24/28 (Call 04/24/27)(b)	405	455,009
3.82%, 01/20/28 (Call 01/20/27)(b)	485	548,666
3.86%, 07/23/24 (Call 07/23/23)(b)	365	395,430
3.88%, 08/01/25	722	817,795
3.95%, 01/23/49 (Call 01/23/48)(b)	279	334,387
3.97%, 03/05/29 (Call 03/05/28)(b)	520	597,147
3.97%, 02/07/30 (Call 02/07/29)(b)	715	824,953
4.00%, 04/01/24	1,145	1,266,049
4.08%, 04/23/40 (Call 04/23/39)(b)	388	464,351
4.08%, 03/20/51 (Call 03/20/50)(b)	1,658	2,022,030
4.10%, 07/24/23(a)	1,004	1,099,480
4.13%, 01/22/24	1,040	1,149,574
4.24%, 04/24/38 (Call 04/24/37)(b)	813	982,055
4.27%, 07/23/29 (Call 07/23/28)(b)	1,245	1,461,792
4.33%, 03/15/50 (Call 03/15/49)(b)	534	676,909
4.44%, 01/20/48 (Call 01/20/47)(b)	710	904,796
4.88%, 04/01/44	310	413,267
5.00%, 01/21/44	782	1,064,771
5.70%, 01/24/22	295	314,249
5.88%, 02/07/42	508	750,829
Bank of America N.A., 6.00%, 10/15/36	296	423,644
Bank of Montreal
1.85%, 05/01/25	190	198,161
2.05%, 11/01/22	80	82,658
2.35%, 09/11/22	1,779	1,847,438
2.50%, 06/28/24	170	180,317
2.55%, 11/06/22 (Call 10/06/22)	1,295	1,348,768
2.90%, 03/26/22	1,567	1,622,676
Series E, 3.30%, 02/05/24	466	503,196

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	$623	$645,397
1.85%, 01/27/23 (Call 12/27/22)	94	96,845
1.95%, 08/23/22	305	314,080
2.10%, 10/24/24	635	668,680
2.20%, 08/16/23 (Call 06/16/23)	803	840,894
2.45%, 08/17/26 (Call 05/17/26)	328	356,188
2.60%, 02/07/22 (Call 01/07/22)	754	774,418
2.66%, 05/16/23 (Call 05/16/22)(b)	800	827,040
2.80%, 05/04/26 (Call 02/04/26)	617	679,724
2.95%, 01/29/23 (Call 12/29/22)	160	168,880
3.00%, 10/30/28 (Call 07/30/28)	699	771,948
3.25%, 09/11/24 (Call 08/11/24)	402	440,061
3.25%, 05/16/27 (Call 02/16/27)	658	740,750
3.30%, 08/23/29 (Call 05/23/29)	815	925,131
3.40%, 05/15/24 (Call 04/15/24)	481	525,733
3.40%, 01/29/28 (Call 10/29/27)	598	683,622
3.44%, 02/07/28 (Call 02/07/27)(a)(b)	576	653,576
3.45%, 08/11/23	55	59,556
3.50%, 04/28/23	554	596,038
3.85%, 04/28/28	640	760,006
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	399	436,777
Series G, 3.00%, 02/24/25 (Call 01/24/25)	328	358,189
Bank of Nova Scotia (The)
1.30%, 06/11/25	55	56,019
1.63%, 05/01/23	380	390,347
1.95%, 02/01/23	414	427,662
2.00%, 11/15/22	359	370,696
2.20%, 02/03/25	542	572,645
2.38%, 01/18/23	276	287,454
2.45%, 09/19/22	1,286	1,336,566
2.70%, 03/07/22	1,879	1,938,846
2.70%, 08/03/26	699	768,404
3.40%, 02/11/24	596	646,606
Barclays Bank PLC
1.70%, 05/12/22 (Call 04/12/22)	240	244,361
3.75%, 05/15/24(a)	90	98,496
BNP Paribas SA, 3.25%, 03/03/23	1,234	1,314,716
BPCE SA
2.75%, 12/02/21	75	76,945
3.38%, 12/02/26(a)	495	555,583
4.00%, 04/15/24	110	121,691
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	94	95,073
2.25%, 01/28/25	373	393,616
2.55%, 06/16/22(a)	1,846	1,913,416
2.61%, 07/22/23 (Call 07/22/22)(b)	193	199,753
3.10%, 04/02/24	515	555,247
3.50%, 09/13/23	1,092	1,188,030
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	540	591,754
Citigroup Inc.
1.68%, 05/15/24 (Call 05/15/23)(b)	153	156,701
2.31%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.867%)(b)	730	743,198
2.57%, 06/03/31 (Call 06/03/30)(b)	2,373	2,473,497
2.67%, 01/29/31 (Call 01/29/30)(b)	1,131	1,188,455
2.70%, 10/27/22 (Call 09/27/22)	478	498,487
2.75%, 04/25/22 (Call 03/25/22)	625	644,969
2.88%, 07/24/23 (Call 07/24/22)(b)	1,416	1,469,567
2.90%, 12/08/21 (Call 11/08/21)	723	741,321

Security	Par (000)	Value

Banks (continued)
2.98%, 11/05/30 (Call 11/05/29)(b)	$1,223	$1,313,796
3.11%, 04/08/26 (Call 04/08/25)(b)	1,728	1,865,722
3.14%, 01/24/23 (Call 01/24/22)(b)	340	350,353
3.20%, 10/21/26 (Call 07/21/26)	1,034	1,137,617
3.30%, 04/27/25	1,004	1,108,115
3.35%, 04/24/25 (Call 04/24/24)(b)	1,533	1,656,345
3.40%, 05/01/26(a)	940	1,045,280
3.52%, 10/27/28 (Call 10/27/27)(b)	1,189	1,319,766
3.67%, 07/24/28 (Call 07/24/27)(b)	1,384	1,549,803
3.70%, 01/12/26	771	864,784
3.75%, 06/16/24	64	70,537
3.88%, 10/25/23(a)	730	799,824
3.88%, 01/24/39 (Call 01/22/38)(b)	551	635,601
3.89%, 01/10/28 (Call 01/10/27)(b)	760	856,946
3.98%, 03/20/30 (Call 03/20/29)(b)	2,045	2,345,758
4.04%, 06/01/24 (Call 06/01/23)(b)	954	1,033,936
4.08%, 04/23/29 (Call 04/23/28)(b)	899	1,033,778
4.28%, 04/24/48 (Call 04/24/47)(b)	331	410,430
4.41%, 03/31/31 (Call 03/31/30)(b)	2,014	2,390,981
4.50%, 01/14/22(a)	770	807,499
4.65%, 07/30/45	654	839,004
4.65%, 07/23/48 (Call 06/23/48)	1,516	1,966,601
5.32%, 03/26/41 (Call 03/26/40)(b)	445	605,467
5.88%, 01/30/42	555	809,640
8.13%, 07/15/39	908	1,571,921
Comerica Bank, 2.50%, 07/23/24(a)	20	21,222
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	471	508,751
4.00%, 02/01/29 (Call 10/31/28)(a)	265	302,993
Cooperatieve Rabobank UA
3.88%, 02/08/22	1,818	1,899,828
5.25%, 05/24/41	915	1,315,267
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	760	782,200
2.75%, 01/10/23	825	865,846
3.38%, 05/21/25	460	514,749
Credit Suisse AG/New York NY
1.00%, 05/05/23	315	318,893
2.10%, 11/12/21	300	305,385
2.80%, 04/08/22	385	398,475
2.95%, 04/09/25	1,410	1,538,860
3.63%, 09/09/24	970	1,074,159
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)(a)	10	10,288
2.25%, 02/01/27 (Call 01/01/27)	110	116,762
3.95%, 07/28/25 (Call 06/28/25)	275	314,218
First Republic Bank/CA
1.91%, 02/12/24 (Call 02/12/23)(b)	250	256,490
2.50%, 06/06/22 (Call 05/06/22)	525	540,277
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	300	305,817
2.60%, 02/07/30 (Call 11/07/29)	703	742,663
2.91%, 06/05/23 (Call 06/05/22)(b)	1,110	1,150,082
2.91%, 07/24/23 (Call 07/24/22)(b)	1,873	1,945,129
3.00%, 04/26/22 (Call 04/26/21)	620	627,632
3.20%, 02/23/23 (Call 01/23/23)	470	497,227
3.27%, 09/29/25 (Call 09/29/24)(b)	1,450	1,573,641
3.50%, 01/23/25 (Call 10/23/24)	1,502	1,642,812
3.50%, 04/01/25 (Call 03/01/25)	1,818	2,004,836
3.50%, 11/16/26 (Call 11/16/25)	1,585	1,754,864

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 01/22/23	$1,129	$1,204,666
3.63%, 02/20/24 (Call 01/20/24)	576	626,100
3.69%, 06/05/28 (Call 06/05/27)(b)	1,570	1,769,359
3.75%, 05/22/25 (Call 02/22/25)	1,239	1,378,177
3.75%, 02/25/26 (Call 11/25/25)	1,110	1,247,152
3.80%, 03/15/30 (Call 12/15/29)(a)	1,286	1,483,247
3.81%, 04/23/29 (Call 04/23/28)(b)	485	552,677
3.85%, 07/08/24 (Call 04/08/24)	1,482	1,622,390
3.85%, 01/26/27 (Call 01/26/26)	1,654	1,859,873
4.00%, 03/03/24	1,153	1,271,298
4.02%, 10/31/38 (Call 10/31/37)(b)	1,478	1,728,107
4.22%, 05/01/29 (Call 05/01/28)(b)	1,920	2,239,411
4.41%, 04/23/39 (Call 04/23/38)(b)	960	1,166,170
4.75%, 10/21/45 (Call 04/21/45)	880	1,154,349
4.80%, 07/08/44 (Call 01/08/44)	886	1,160,456
6.13%, 02/15/33	363	515,816
6.25%, 02/01/41	1,472	2,212,180
HSBC Bank USA N.A., 7.00%, 01/15/39	70	103,383
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(b)	1,953	1,958,800
2.36%, 08/18/31 (Call 08/18/30)(b)	500	497,335
2.63%, 11/07/25 (Call 11/07/24)(b)	400	418,752
2.85%, 06/04/31 (Call 06/04/30)(b)	85	88,019
3.03%, 11/22/23 (Call 11/22/22)(b)	945	988,952
3.26%, 03/13/23 (Call 03/13/22)(b)	1,365	1,411,970
3.60%, 05/25/23(a)	650	698,282
3.80%, 03/11/25 (Call 03/11/24)(b)	1,050	1,136,688
3.90%, 05/25/26	1,165	1,302,319
3.95%, 05/18/24 (Call 05/18/23)(b)	635	682,879
3.97%, 05/22/30 (Call 05/22/29)(b)	943	1,055,717
4.00%, 03/30/22	975	1,023,399
4.04%, 03/13/28 (Call 03/13/27)(a)(b)	2,528	2,818,720
4.25%, 03/14/24	535	579,507
4.25%, 08/18/25	745	823,314
4.29%, 09/12/26 (Call 09/15/25)(b)	855	958,635
4.30%, 03/08/26	1,607	1,827,416
4.38%, 11/23/26	1,210	1,357,463
4.58%, 06/19/29 (Call 06/19/28)(b)	873	1,008,708
4.95%, 03/31/30	1,133	1,373,819
5.25%, 03/14/44(a)	1,048	1,328,916
6.10%, 01/14/42	455	655,960
6.50%, 05/02/36	820	1,103,818
6.50%, 09/15/37	1,040	1,411,311
6.80%, 06/01/38	810	1,141,881
HSBC USA Inc., 3.50%, 06/23/24	495	537,120
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	40	41,080
2.50%, 08/07/22 (Call 07/07/22)	830	859,598
3.13%, 04/01/22 (Call 03/01/22)	25	25,914
3.55%, 10/06/23 (Call 09/06/23)	190	206,258
ING Groep NV
3.15%, 03/29/22	1,075	1,115,291
3.55%, 04/09/24	260	282,942
3.95%, 03/29/27(a)	945	1,077,045
4.05%, 04/09/29	560	656,382
4.10%, 10/02/23	567	622,271
4.55%, 10/02/28	885	1,062,699
JPMorgan Chase & Co.
1.51%, 06/01/24 (Call 06/01/23)(b)	30	30,655
2.01%, 03/13/26 (Call 03/13/25)(b)	285	296,352

Security	Par (000)	Value

Banks (continued)
2.08%, 04/22/26 (Call 04/22/25)(b)	$1,260	$1,317,091
2.18%, 06/01/28 (Call 06/01/27)(b)	190	198,066
2.30%, 10/15/25 (Call 10/15/24)(b)	1,100	1,156,199
2.52%, 04/22/31 (Call 04/22/30)(b)	1,815	1,908,926
2.70%, 05/18/23 (Call 03/18/23)	602	634,291
2.74%, 10/15/30 (Call 10/15/29)(b)	1,045	1,117,795
2.78%, 04/25/23 (Call 04/25/22)(b)	695	718,859
2.95%, 10/01/26 (Call 07/01/26)	1,087	1,195,733
2.96%, 05/13/31 (Call 05/13/30)(b)	1,471	1,573,323
2.97%, 01/15/23 (Call 01/15/22)	760	783,651
3.11%, 04/22/41 (Call 04/22/40)(b)	655	705,212
3.11%, 04/22/51 (Call 04/22/50)(b)	813	857,918
3.13%, 01/23/25 (Call 10/23/24)	656	715,263
3.20%, 01/25/23	844	896,581
3.20%, 06/15/26 (Call 03/15/26)	525	582,739
3.21%, 04/01/23 (Call 04/01/22), (3 mo. LIBOR US + 0.695%)(a)(b)	105	109,107
3.22%, 03/01/25 (Call 03/01/24)(b)	770	829,090
3.25%, 09/23/22	1,020	1,075,886
3.30%, 04/01/26 (Call 01/01/26)	635	705,815
3.38%, 05/01/23	137	146,332
3.51%, 01/23/29 (Call 01/23/28)(b)	200	224,414
3.54%, 05/01/28 (Call 05/01/27)(b)	1,018	1,143,509
3.56%, 04/23/24 (Call 04/23/23)(b)	792	848,501
3.63%, 05/13/24(a)	998	1,099,537
3.63%, 12/01/27 (Call 12/01/26)	270	301,010
3.70%, 05/06/30 (Call 05/06/29)(b)	716	818,066
3.78%, 02/01/28 (Call 02/01/27)(b)	1,119	1,270,490
3.80%, 07/23/24 (Call 07/23/23)(b)	386	418,486
3.88%, 02/01/24	439	484,401
3.88%, 09/10/24	250	277,140
3.88%, 07/24/38 (Call 07/24/37)(b)	991	1,163,642
3.90%, 07/15/25 (Call 04/15/25)	1,580	1,787,043
3.90%, 01/23/49 (Call 01/23/48)(b)	525	630,913
3.96%, 01/29/27 (Call 01/29/26)(b)	80	91,121
3.96%, 11/15/48 (Call 11/15/47)(b)	1,047	1,257,321
4.01%, 04/23/29 (Call 04/23/28)(b)	695	804,615
4.02%, 12/05/24 (Call 12/05/23)(b)	210	231,237
4.03%, 07/24/48 (Call 07/24/47)(b)	503	606,497
4.13%, 12/15/26	70	81,111
4.20%, 07/23/29 (Call 07/23/28)(b)	585	686,907
4.25%, 10/01/27	685	796,717
4.26%, 02/22/48 (Call 02/22/47)(b)	543	685,358
4.45%, 12/05/29 (Call 12/05/28)(b)	160	191,450
4.49%, 03/24/31 (Call 03/24/30)(b)	1,460	1,769,578
4.50%, 01/24/22(a)	550	578,083
4.85%, 02/01/44	403	550,325
4.95%, 06/01/45	550	736,252
5.40%, 01/06/42	659	950,884
5.50%, 10/15/40	1,083	1,549,502
5.60%, 07/15/41	523	763,617
5.63%, 08/16/43	135	194,586
6.40%, 05/15/38	862	1,309,749
7.63%, 10/15/26	255	340,966
8.00%, 04/29/27	10	13,670
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	923	955,988
2.40%, 06/09/22	520	536,572
3.30%, 02/01/22	285	295,326
3.30%, 06/01/25	427	474,790

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 03/07/23	$450	$480,420
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(b)	900	938,367
2.86%, 03/17/23 (Call 03/17/22)(b)	25	25,705
2.91%, 11/07/23 (Call 11/07/22)(b)	1,270	1,321,054
3.00%, 01/11/22	285	292,966
3.57%, 11/07/28 (Call 11/07/27)(b)	1,000	1,099,560
3.75%, 01/11/27	645	715,763
3.87%, 07/09/25 (Call 07/09/24)(b)	1,434	1,564,379
3.90%, 03/12/24	710	773,382
4.05%, 08/16/23	713	774,432
4.38%, 03/22/28	315	365,350
4.45%, 05/08/25(a)	770	873,665
4.55%, 08/16/28	640	755,430
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	472	511,252
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)(a)	890	918,275
2.90%, 02/06/25 (Call 01/06/25)	275	299,101
3.40%, 08/17/27	370	412,387
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	800	812,584
2.05%, 07/17/30	660	667,161
2.19%, 02/25/25	1,280	1,341,491
2.53%, 09/13/23	30	31,608
2.56%, 02/25/30	674	709,500
2.62%, 07/18/22	500	518,410
2.67%, 07/25/22	1,661	1,723,603
2.76%, 09/13/26	310	336,189
2.80%, 07/18/24	300	319,938
3.00%, 02/22/22	1,520	1,570,814
3.20%, 07/18/29	695	765,369
3.22%, 03/07/22	305	316,316
3.29%, 07/25/27	610	674,873
3.41%, 03/07/24	953	1,031,499
3.46%, 03/02/23	173	184,397
3.68%, 02/22/27	652	735,332
3.74%, 03/07/29	770	882,497
3.75%, 07/18/39	645	740,905
3.76%, 07/26/23	563	609,774
3.78%, 03/02/25	270	301,223
3.85%, 03/01/26	475	541,823
3.96%, 03/02/28	425	489,179
4.05%, 09/11/28	636	743,827
4.15%, 03/07/39	321	385,893
4.29%, 07/26/38	623	754,771
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(b)	500	499,330
2.20%, 07/10/31 (Call 07/10/30)(b)	160	161,595
2.23%, 05/25/26 (Call 05/25/25)(b)	200	207,948
2.56%, 09/13/25 (Call 09/13/24)(b)	25	26,224
2.59%, 05/25/31 (Call 05/25/30)(b)	1,000	1,043,120
2.60%, 09/11/22	481	499,600
2.84%, 09/13/26(a)	210	227,772
2.87%, 09/13/30 (Call 09/13/29)(b)	325	345,121
2.95%, 02/28/22(a)	650	670,891
3.15%, 07/16/30 (Call 07/16/29)(b)	265	288,243
3.17%, 09/11/27	1,316	1,439,270
3.55%, 03/05/23	280	298,435
3.66%, 02/28/27	847	943,253
3.92%, 09/11/24 (Call 09/11/23)(b)	200	216,784

Security	Par (000)	Value

Banks (continued)
4.02%, 03/05/28	$460	$529,281
4.25%, 09/11/29 (Call 09/11/28)(b)	300	349,818
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(b)	460	482,324
2.63%, 11/17/21	812	831,269
2.70%, 01/22/31 (Call 01/22/30)(b)	1,606	1,714,453
2.72%, 07/22/25 (Call 07/22/24)(b)	1,643	1,751,126
2.75%, 05/19/22	1,873	1,939,791
3.13%, 01/23/23	848	896,438
3.13%, 07/27/26	1,268	1,402,180
3.59%, 07/22/28 (Call 07/22/27)(b)	1,655	1,864,225
3.62%, 04/01/31 (Call 04/01/30)(b)	939	1,075,963
3.63%, 01/20/27	1,656	1,878,417
3.70%, 10/23/24	1,518	1,687,196
3.74%, 04/24/24 (Call 04/24/23)(b)	1,157	1,244,261
3.75%, 02/25/23	1,261	1,353,419
3.77%, 01/24/29 (Call 01/24/28)(b)	435	495,800
3.88%, 01/27/26	1,764	2,003,287
3.97%, 07/22/38 (Call 07/22/37)(b)	904	1,076,673
4.00%, 07/23/25	1,472	1,673,443
4.30%, 01/27/45(a)	1,620	2,086,447
4.38%, 01/22/47	1,208	1,585,923
4.43%, 01/23/30 (Call 01/23/29)(b)	1,023	1,225,605
4.46%, 04/22/39 (Call 04/22/38)(b)	405	509,328
5.60%, 03/24/51 (Call 03/24/50)(b)	934	1,414,281
6.25%, 08/09/26	828	1,049,250
6.38%, 07/24/42	1,675	2,614,876
7.25%, 04/01/32	1,110	1,676,278
Series F, 3.88%, 04/29/24	1,666	1,840,913
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	50	51,658
3.15%, 04/01/22 (Call 03/01/22)	35	36,260
National Australia Bank Ltd./New York
1.88%, 12/13/22	605	623,924
2.50%, 05/22/22	1,445	1,493,827
2.50%, 07/12/26	565	611,093
2.80%, 01/10/22	305	313,998
2.88%, 04/12/23	300	317,661
3.00%, 01/20/23	370	390,898
3.38%, 01/14/26	80	89,818
3.63%, 06/20/23	10	10,827
National Bank of Canada, 2.10%, 02/01/23	80	82,736
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	495	509,439
2.38%, 08/02/22	573	593,370
3.15%, 05/03/29 (Call 02/03/29)	190	213,887
3.65%, 08/03/28 (Call 05/03/28)(a)	80	93,321
3.95%, 10/30/25	755	867,321
PNC Bank N.A.
2.03%, 12/09/22 (Call 12/09/21)(b)	40	40,680
2.45%, 07/28/22 (Call 06/28/22)	330	341,471
2.63%, 02/17/22 (Call 01/17/22)	630	647,438
2.70%, 11/01/22 (Call 10/01/22)	730	761,828
2.70%, 10/22/29	75	80,316
2.95%, 01/30/23 (Call 12/30/22)	420	442,071
2.95%, 02/23/25 (Call 01/23/25)	520	566,925
3.10%, 10/25/27 (Call 09/25/27)	250	277,718
3.25%, 06/01/25 (Call 05/02/25)	150	165,843
3.25%, 01/22/28 (Call 12/23/27)	75	83,903
3.30%, 10/30/24 (Call 09/30/24)	740	813,985

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 06/08/23 (Call 05/08/23)	$35	$37,647
3.80%, 07/25/23 (Call 06/25/23)	275	298,837
4.05%, 07/26/28	535	623,275
4.20%, 11/01/25 (Call 10/01/25)	265	305,166
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	136	143,923
2.55%, 01/22/30 (Call 10/24/29)	1,175	1,264,946
2.60%, 07/23/26 (Call 05/24/26)	755	821,387
2.85%, 11/09/22(c)	433	453,996
3.15%, 05/19/27 (Call 04/19/27)	507	566,065
3.30%, 03/08/22 (Call 02/06/22)(a)	1,039	1,077,630
3.45%, 04/23/29 (Call 01/23/29)	928	1,061,641
3.50%, 01/23/24 (Call 12/24/23)	540	587,682
3.90%, 04/29/24 (Call 03/29/24)	1,357	1,494,233
Royal Bank of Canada
1.15%, 06/10/25	47	47,757
1.60%, 04/17/23	370	380,471
1.95%, 01/17/23	954	985,596
2.25%, 11/01/24	696	736,173
2.55%, 07/16/24	1,039	1,108,821
2.75%, 02/01/22	1,252	1,289,710
2.80%, 04/29/22	506	524,656
3.70%, 10/05/23	1,369	1,495,153
4.65%, 01/27/26	390	458,995
Santander UK PLC
2.10%, 01/13/23	35	36,118
2.88%, 06/18/24	45	48,159
4.00%, 03/13/24	1,305	1,440,798
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22	680	702,216
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(b)	218	230,816
2.40%, 01/24/30(a)	385	418,510
2.65%, 05/15/23 (Call 05/15/22)(b)	519	536,729
2.65%, 05/19/26	605	660,091
2.83%, 03/30/23	107	110,445
2.90%, 03/30/26	591	642,033
3.03%, 11/01/34 (Call 11/01/29)(b)	130	141,432
3.10%, 05/15/23	736	784,502
3.15%, 03/30/31(b)	88	99,244
3.30%, 12/16/24	833	919,615
3.55%, 08/18/25	981	1,109,276
3.70%, 11/20/23	985	1,081,274
3.78%, 12/03/24 (Call 12/03/23)(b)	95	104,167
4.14%, 12/03/29 (Call 12/03/28)(b)	180	216,313
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	10	10,532
3.20%, 07/18/22	620	649,035
3.40%, 07/11/24(a)	125	136,163
3.95%, 07/19/23	460	501,372
3.95%, 01/10/24	535	585,472
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	850	861,985
2.35%, 01/15/25(a)	1,350	1,422,846
2.45%, 09/27/24	20	21,151
2.63%, 07/14/26	539	579,684
2.70%, 07/16/24	400	425,416
2.72%, 09/27/29	10	10,625
2.75%, 01/15/30	1,305	1,391,900
2.78%, 07/12/22	1,072	1,112,929
2.78%, 10/18/22	780	814,304

Security	Par (000)	Value

Banks (continued)
2.85%, 01/11/22	$315	$323,908
3.01%, 10/19/26	1,045	1,147,347
3.04%, 07/16/29	1,559	1,695,584
3.10%, 01/17/23	281	296,655
3.35%, 10/18/27	325	360,480
3.36%, 07/12/27	1,235	1,369,714
3.45%, 01/11/27	777	863,286
3.54%, 01/17/28	435	486,008
3.75%, 07/19/23	405	438,570
3.78%, 03/09/26	440	499,118
3.94%, 10/16/23	365	399,434
3.94%, 07/19/28	166	190,497
4.31%, 10/16/28	150	176,874
Svenska Handelsbanken AB, 3.90%, 11/20/23	150	165,513
Toronto-Dominion Bank (The)
1.15%, 06/12/25	5	5,081
1.90%, 12/01/22	317	327,081
2.65%, 06/12/24	545	581,678
3.25%, 03/11/24	656	711,078
3.50%, 07/19/23(a)	963	1,043,719
3.63%, 09/15/31 (Call 09/15/26)(b)	2,007	2,248,623
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	25	25,441
1.50%, 03/10/25 (Call 02/10/25)	90	92,534
2.15%, 12/06/24 (Call 11/06/24)	35	36,997
2.25%, 03/11/30 (Call 12/11/29)	665	683,154
2.45%, 08/01/22 (Call 07/01/22)	1,465	1,514,649
2.63%, 01/15/22 (Call 12/15/21)	50	51,287
2.64%, 09/17/29 (Call 09/17/24)(b)	165	171,229
2.75%, 05/01/23 (Call 04/01/23)	256	269,727
2.80%, 05/17/22 (Call 04/17/22)	1,081	1,120,219
2.85%, 04/01/21 (Call 03/01/21)	242	244,064
3.00%, 02/02/23 (Call 01/02/23)	204	215,014
3.20%, 04/01/24 (Call 03/01/24)	348	376,237
3.30%, 05/15/26 (Call 04/15/26)	10	11,146
3.63%, 09/16/25 (Call 08/16/25)	685	768,830
3.69%, 08/02/24 (Call 08/02/23)(b)	270	292,769
4.05%, 11/03/25 (Call 09/03/25)	449	515,528
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	550	543,218
1.20%, 08/05/25 (Call 07/03/25)	15	15,230
1.95%, 06/05/30 (Call 03/05/30)(a)	548	564,900
2.20%, 03/16/23 (Call 02/13/23)	358	371,522
2.50%, 08/01/24 (Call 07/01/24)	250	266,150
2.70%, 01/27/22 (Call 12/27/21)	430	441,718
2.75%, 04/01/22 (Call 03/01/22)	1,806	1,864,063
2.85%, 10/26/24 (Call 09/26/24)	1,491	1,612,800
3.05%, 06/20/22 (Call 05/20/22)	698	726,765
3.70%, 06/05/25 (Call 05/05/25)	175	197,005
3.75%, 12/06/23 (Call 11/06/23)	140	153,209
3.88%, 03/19/29 (Call 02/19/29)(a)	383	441,829
4.00%, 05/01/25 (Call 03/01/25)	120	135,998
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	585	576,629
1.45%, 05/12/25 (Call 04/12/25)	736	759,162
2.40%, 07/30/24 (Call 06/30/24)	313	332,262
2.95%, 07/15/22 (Call 06/15/22)	1,371	1,428,596
3.00%, 03/15/22 (Call 02/15/22)	1,182	1,221,999
3.00%, 07/30/29 (Call 04/30/29)	247	272,651
3.10%, 04/27/26 (Call 03/27/26)	785	872,441

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 02/05/24 (Call 01/05/24)	$480	$521,280
3.60%, 09/11/24 (Call 08/11/24)	567	626,439
3.70%, 01/30/24 (Call 12/29/23)	1,387	1,520,249
3.90%, 04/26/28 (Call 03/26/28)	680	803,080
3.95%, 11/17/25 (Call 10/17/25)	410	471,250
Series V, 2.38%, 07/22/26 (Call 06/22/26)	664	717,392
Series V, 2.63%, 01/24/22 (Call 12/23/21)	991	1,017,073
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,188	1,332,912
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	25	25,434
1.95%, 01/09/23 (Call 12/09/22)	25	25,841
2.05%, 01/21/25 (Call 12/21/24)	75	79,175
2.65%, 05/23/22 (Call 04/22/22)	25	25,870
2.80%, 01/27/25 (Call 12/27/24)	464	503,584
3.40%, 07/24/23 (Call 06/23/23)	335	361,589
Wachovia Corp., 5.50%, 08/01/35	835	1,075,246
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(b)	2,170	2,217,805
2.16%, 02/11/26 (Call 02/11/25)(b)	915	950,831
2.19%, 04/30/26 (Call 04/29/25)(b)	145	150,907
2.39%, 06/02/28 (Call 06/02/27)(b)	1,110	1,152,624
2.41%, 10/30/25 (Call 10/30/24)(b)	240	252,370
2.57%, 02/11/31 (Call 02/11/30)(b)	1,620	1,687,781
2.63%, 07/22/22	1,670	1,731,189
2.88%, 10/30/30 (Call 10/30/29)(b)	1,160	1,234,159
3.00%, 02/19/25	1,334	1,440,133
3.00%, 04/22/26	1,186	1,291,815
3.00%, 10/23/26	1,525	1,669,463
3.07%, 01/24/23 (Call 01/24/22)	1,884	1,940,482
3.07%, 04/30/41 (Call 04/29/40)(b)	528	547,615
3.20%, 06/17/27 (Call 06/17/26)(b)	1,221	1,328,741
3.30%, 09/09/24	865	939,944
3.50%, 03/08/22	1,379	1,435,801
3.55%, 09/29/25	1,223	1,361,162
3.58%, 05/22/28 (Call 05/22/27)(b)	1,549	1,720,087
3.75%, 01/24/24 (Call 12/24/23)	1,024	1,112,248
3.90%, 05/01/45(a)	500	582,520
4.10%, 06/03/26	884	999,742
4.13%, 08/15/23	276	301,329
4.15%, 01/24/29 (Call 10/24/28)	1,115	1,298,986
4.30%, 07/22/27	2,459	2,821,112
4.40%, 06/14/46	740	868,804
4.48%, 01/16/24	611	675,998
4.48%, 04/04/31 (Call 04/04/30)(b)	1,051	1,262,020
4.65%, 11/04/44	1,208	1,451,678
4.75%, 12/07/46	796	979,884
4.90%, 11/17/45	763	959,846
5.01%, 04/04/51 (Call 04/04/50)(b)	942	1,274,743
5.38%, 02/07/35	190	255,288
5.38%, 11/02/43	770	1,016,970
5.61%, 01/15/44	970	1,304,252
Series M, 3.45%, 02/13/23	801	849,669
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	481	520,389
5.85%, 02/01/37	275	369,270
5.95%, 08/26/36	635	849,008
6.60%, 01/15/38	348	502,310
Westpac Banking Corp.
2.00%, 01/13/23	250	258,618
2.35%, 02/19/25	35	37,309

Security	Par (000)	Value

Banks (continued)
2.50%, 06/28/22	$1,830	$1,894,215
2.65%, 01/16/30(a)	365	400,606
2.70%, 08/19/26	180	197,224
2.75%, 01/11/23(a)	1,095	1,151,557
2.80%, 01/11/22	677	697,148
2.85%, 05/13/26	851	936,755
3.30%, 02/26/24	665	721,319
3.35%, 03/08/27	600	678,540
3.40%, 01/25/28	85	96,989
3.65%, 05/15/23	388	419,494

		459,743,981

Beverages — 2.6%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	555	722,954
Coca-Cola Co. (The)
1.38%, 03/15/31 (Call 12/15/30)	750	743,213
1.45%, 06/01/27	185	189,777
1.65%, 06/01/30	560	571,693
1.75%, 09/06/24	70	73,267
2.13%, 09/06/29	563	596,853
2.25%, 09/01/26	752	814,333
2.50%, 04/01/23	634	667,101
2.50%, 06/01/40	254	266,804
2.55%, 06/01/26	509	559,508
2.60%, 06/01/50	474	476,659
2.75%, 06/01/60	1,137	1,149,268
2.88%, 10/27/25(a)	1,277	1,413,677
2.90%, 05/25/27	1,054	1,169,740
2.95%, 03/25/25	742	814,427
3.20%, 11/01/23	1,440	1,558,685
3.38%, 03/25/27	356	406,281
3.45%, 03/25/30(a)	125	146,716
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	325	439,618
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	205	210,184
2.00%, 04/29/30 (Call 01/29/30)	230	236,314
2.13%, 10/24/24 (Call 09/24/24)	10	10,533
2.13%, 04/29/32 (Call 01/29/32)	40	41,534
2.38%, 10/24/29 (Call 07/24/29)	280	298,007
2.63%, 04/29/23 (Call 01/29/23)	1,105	1,159,222
3.50%, 09/18/23 (Call 08/18/23)	30	32,438
3.88%, 05/18/28 (Call 02/18/28)	25	29,017
3.88%, 04/29/43 (Call 10/29/42)	381	456,495
5.88%, 09/30/36	579	815,603
Diageo Investment Corp.
2.88%, 05/11/22	1,149	1,192,248
4.25%, 05/11/42	448	545,691
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,075	1,115,409
4.38%, 05/10/43	20	23,702
PepsiCo Inc.
0.40%, 10/07/23	50	50,106
0.75%, 05/01/23	410	414,030
1.40%, 02/25/31 (Call 11/25/30)	500	496,835
1.63%, 05/01/30 (Call 02/01/30)	572	582,393
2.25%, 05/02/22 (Call 04/02/22)	720	739,577
2.25%, 03/19/25 (Call 02/19/25)	539	575,129
2.38%, 10/06/26 (Call 07/06/26)	638	691,311
2.63%, 03/19/27 (Call 01/19/27)	165	180,366
2.63%, 07/29/29 (Call 04/29/29)	521	571,308
2.75%, 03/05/22	1,425	1,471,541

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.75%, 03/01/23	$790	$833,450
2.75%, 04/30/25 (Call 01/30/25)	737	801,812
2.75%, 03/19/30 (Call 12/19/29)	1,132	1,257,460
2.85%, 02/24/26 (Call 11/24/25)	412	454,856
2.88%, 10/15/49 (Call 04/15/49)	445	475,095
3.00%, 10/15/27 (Call 07/15/27)(a)	348	388,991
3.10%, 07/17/22 (Call 05/17/22)	845	881,310
3.38%, 07/29/49 (Call 01/29/49)	500	574,705
3.45%, 10/06/46 (Call 04/06/46)	991	1,141,444
3.50%, 07/17/25 (Call 04/17/25)	316	354,906
3.50%, 03/19/40 (Call 09/19/39)	250	296,758
3.60%, 03/01/24 (Call 12/01/23)(a)	1,052	1,149,100
3.60%, 08/13/42	238	281,099
3.63%, 03/19/50 (Call 09/19/49)	681	822,553
3.88%, 03/19/60 (Call 09/19/59)	252	316,600
4.00%, 03/05/42(a)	447	555,491
4.00%, 05/02/47 (Call 11/02/46)	358	446,519
4.25%, 10/22/44 (Call 04/22/44)	578	733,505
4.45%, 04/14/46 (Call 10/14/45)(a)	783	1,033,701
4.60%, 07/17/45 (Call 01/17/45)(a)	410	554,611
5.50%, 01/15/40	50	73,679
7.00%, 03/01/29	35	49,979

		38,197,191

Biotechnology — 1.0%
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	500	492,825
1.95%, 03/01/22 (Call 02/01/22)	195	198,496
2.50%, 09/01/23 (Call 07/01/23)	889	935,184
2.60%, 10/01/40 (Call 04/01/40)	500	484,165
2.80%, 10/01/50 (Call 04/01/50)	750	716,167
2.95%, 03/01/27 (Call 12/01/26)	725	791,330
3.25%, 09/01/22 (Call 07/01/22)	976	1,021,228
3.50%, 02/01/25 (Call 11/01/24)	1,254	1,379,726
3.65%, 03/01/26 (Call 12/01/25)	1,070	1,207,698
3.70%, 04/01/24 (Call 01/01/24)	968	1,053,184
4.00%, 09/01/36 (Call 03/01/36)	406	483,834
4.15%, 03/01/47 (Call 09/01/46)	874	1,022,965
4.40%, 12/01/21 (Call 09/01/21)	159	164,365
4.50%, 02/01/45 (Call 08/01/44)	983	1,205,885
4.60%, 09/01/35 (Call 03/01/35)	627	795,475
4.75%, 03/01/46 (Call 09/01/45)	1,136	1,444,856
4.80%, 04/01/44 (Call 10/01/43)(a)	902	1,147,434
5.65%, 12/01/41 (Call 06/01/41)(a)	454	635,487

		15,180,304

Chemicals — 0.5%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	355	367,876
1.85%, 05/15/27 (Call 03/15/27)	349	364,157
2.05%, 05/15/30 (Call 02/15/30)	579	604,754
2.70%, 05/15/40 (Call 11/15/39)	322	338,064
2.80%, 05/15/50 (Call 11/15/49)	436	452,594
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	260	253,601
2.13%, 08/15/50 (Call 02/15/50)	250	224,375
2.38%, 08/10/22 (Call 07/10/22)(a)	436	450,772
2.70%, 11/01/26 (Call 08/01/26)	40	44,412
3.25%, 12/01/27 (Call 09/01/27)	174	195,473
3.95%, 12/01/47 (Call 06/01/47)	285	350,997
4.80%, 03/24/30 (Call 12/24/29)	372	471,878

Security	Par (000)	Value

Chemicals (continued)
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	$218	$225,883
2.30%, 07/15/30 (Call 04/15/30)	197	206,005
Linde Inc.
2.45%, 02/15/22 (Call 11/15/21)	458	467,655
3.20%, 01/30/26 (Call 10/30/25)	291	324,340
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	200	193,148
2.20%, 08/15/22 (Call 05/15/22)(a)	432	443,889
2.70%, 02/21/23 (Call 11/21/22)	265	276,708
3.55%, 11/07/42 (Call 05/07/42)(a)	747	869,075
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	273	328,160

		7,453,816

Commercial Services — 0.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	200	195,314
3.38%, 09/15/25 (Call 06/15/25)	566	637,316
California Institute of Technology, 3.65%, 09/01/2119 (Call 03/01/2119)	90	92,053
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	109	112,767
3.70%, 04/01/27 (Call 01/01/27)	241	275,010
Duke University, Series 2020, 2.83%, 10/01/55	85	87,299
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	35	34,475
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)(a)	126	147,937
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	530	647,019
Massachusetts Institute of Technology
3.89%, 07/01/2116	463	538,751
4.68%, 12/31/99	240	334,603
5.60%, 12/31/99	312	522,419
Northwestern University, 4.64%, 12/01/44	480	624,158
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	196	198,932
3.15%, 07/15/46 (Call 01/15/46)	608	690,481
3.30%, 07/15/56 (Call 01/15/56)	315	371,757
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	55	53,613
2.30%, 08/15/60 (Call 02/15/60)	275	245,121
2.50%, 12/01/29 (Call 09/01/29)	170	182,912
2.95%, 01/22/27 (Call 10/22/26)	173	190,876
3.25%, 12/01/49 (Call 06/01/49)	579	646,801
4.00%, 06/15/25 (Call 03/15/25)	212	241,182
Trustees of Princeton University (The), 5.70%, 03/01/39	743	1,102,724
University of Southern California, 3.03%, 10/01/39	1,143	1,220,941
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	20	19,777

		9,414,238

Computers — 3.7%
Apple Inc.
0.75%, 05/11/23	73	73,707
1.13%, 05/11/25 (Call 04/11/25)	1,012	1,031,036
1.65%, 05/11/30 (Call 02/11/30)	1,203	1,230,549
1.70%, 09/11/22	177	181,602
1.80%, 09/11/24 (Call 08/11/24)	376	392,879
2.05%, 09/11/26 (Call 07/11/26)	575	612,456
2.10%, 09/12/22 (Call 08/12/22)	208	214,616

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.15%, 02/09/22	$339	$347,061
2.20%, 09/11/29 (Call 06/11/29)	497	530,890
2.30%, 05/11/22 (Call 04/11/22)(a)	624	641,784
2.40%, 01/13/23 (Call 12/13/22)	255	266,001
2.40%, 05/03/23	1,857	1,950,314
2.40%, 08/20/50 (Call 06/20/50)	1,000	974,450
2.45%, 08/04/26 (Call 05/04/26)	1,022	1,107,143
2.50%, 02/09/22 (Call 01/09/22)	445	456,592
2.50%, 02/09/25	691	743,461
2.55%, 08/20/60 (Call 02/20/60)	750	727,372
2.65%, 05/11/50 (Call 11/11/49)	1,196	1,214,945
2.70%, 05/13/22	394	408,436
2.75%, 01/13/25 (Call 11/13/24)	623	674,385
2.85%, 02/23/23 (Call 12/23/22)	586	616,865
2.85%, 05/11/24 (Call 03/11/24)	713	765,605
2.90%, 09/12/27 (Call 06/12/27)	980	1,091,024
2.95%, 09/11/49 (Call 03/11/49)	530	568,399
3.00%, 02/09/24 (Call 12/09/23)	1,623	1,742,729
3.00%, 06/20/27 (Call 03/20/27)	366	408,881
3.00%, 11/13/27 (Call 08/13/27)	1,204	1,349,010
3.20%, 05/13/25	773	858,154
3.20%, 05/11/27 (Call 02/11/27)	870	979,655
3.25%, 02/23/26 (Call 11/23/25)	1,526	1,706,022
3.35%, 02/09/27 (Call 11/09/26)	1,019	1,153,793
3.45%, 05/06/24	981	1,078,237
3.45%, 02/09/45	999	1,168,221
3.75%, 09/12/47 (Call 03/12/47)	945	1,147,343
3.75%, 11/13/47 (Call 05/13/47)	592	718,712
3.85%, 05/04/43	1,297	1,592,145
3.85%, 08/04/46 (Call 02/04/46)(a)	1,000	1,228,280
4.25%, 02/09/47 (Call 08/09/46)	703	921,513
4.38%, 05/13/45	810	1,070,010
4.45%, 05/06/44	369	491,659
4.50%, 02/23/36 (Call 08/23/35)	933	1,234,798
4.65%, 02/23/46 (Call 08/23/45)	1,794	2,447,554
IBM Credit LLC
2.20%, 09/08/22	255	263,629
3.00%, 02/06/23	724	765,601
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	205	209,922
1.88%, 08/01/22	375	384,731
1.95%, 05/15/30 (Call 02/15/30)	345	351,065
2.50%, 01/27/22	440	451,726
2.85%, 05/13/22	710	736,987
2.85%, 05/15/40 (Call 11/15/39)	103	106,488
2.88%, 11/09/22	634	665,541
2.95%, 05/15/50 (Call 11/15/49)	140	141,232
3.00%, 05/15/24	1,105	1,194,461
3.30%, 05/15/26	1,140	1,280,391
3.30%, 01/27/27	440	491,696
3.38%, 08/01/23(a)	560	604,520
3.45%, 02/19/26(a)	678	763,231
3.50%, 05/15/29	600	685,944
3.63%, 02/12/24	835	913,832
4.00%, 06/20/42	370	438,472
4.15%, 05/15/39	1,058	1,287,597
4.25%, 05/15/49	1,075	1,327,775
4.70%, 02/19/46(a)	620	820,179
5.60%, 11/30/39(a)	814	1,142,758
5.88%, 11/29/32	492	698,660

Security	Par (000)	Value

Computers (continued)
7.00%, 10/30/25	$499	$644,533

		54,489,259

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	283	292,933
2.30%, 05/03/22	588	605,699
3.25%, 03/15/24	602	654,543
3.70%, 08/01/47 (Call 02/01/47)	458	596,898
4.00%, 08/15/45	320	421,674
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)(a)	242	254,787
2.38%, 12/01/29 (Call 09/01/29)	439	471,622
2.60%, 04/15/30 (Call 01/15/30)	20	21,744
3.13%, 12/01/49 (Call 06/01/49)(a)	399	441,198
3.15%, 03/15/27 (Call 12/15/26)	808	903,635
4.15%, 03/15/47 (Call 09/15/46)	495	618,097
Procter & Gamble Co. (The)
0.55%, 10/29/25	160	159,477
1.20%, 10/29/30	200	198,214
1.70%, 11/03/21	425	431,001
2.15%, 08/11/22	993	1,026,047
2.30%, 02/06/22	603	618,316
2.45%, 11/03/26	526	576,927
2.70%, 02/02/26	364	401,281
2.80%, 03/25/27	87	96,714
2.85%, 08/11/27	558	622,326
3.00%, 03/25/30	795	913,654
3.10%, 08/15/23	405	436,383
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	110	109,368
2.00%, 07/28/26	225	239,134
2.13%, 09/06/29 (Call 06/06/29)	120	126,816
2.20%, 05/05/22 (Call 04/05/22)	1,304	1,338,973
2.60%, 05/05/24 (Call 03/05/24)	570	606,982
2.90%, 05/05/27 (Call 02/05/27)	135	149,548
3.00%, 03/07/22	200	207,218
3.10%, 07/30/25	275	305,357
3.25%, 03/07/24 (Call 02/07/24)	405	439,834
3.50%, 03/22/28 (Call 12/22/27)	535	617,898
5.90%, 11/15/32	713	1,039,461

		15,943,759

Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	335	349,636
4.60%, 06/15/45 (Call 12/15/44)	620	795,144

		1,144,780

Diversified Financial Services — 3.5%
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,377	1,424,451
2.50%, 07/30/24 (Call 06/29/24)	1,070	1,137,207
2.65%, 12/02/22	1,210	1,265,878
2.75%, 05/20/22 (Call 04/19/22)	620	641,489
3.00%, 10/30/24 (Call 09/29/24)(a)	1,189	1,287,307
3.13%, 05/20/26 (Call 04/20/26)	600	668,832
3.40%, 02/27/23 (Call 01/27/23)	996	1,060,780
3.40%, 02/22/24 (Call 01/22/24)	705	764,354
3.63%, 12/05/24 (Call 11/04/24)	651	718,424
3.70%, 11/05/21 (Call 10/05/21)	265	273,276
3.70%, 08/03/23 (Call 07/03/23)	1,220	1,324,115

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.05%, 12/03/42	$679	$837,954
4.20%, 11/06/25 (Call 10/06/25)	125	144,682
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	856	881,038
3.30%, 05/03/27 (Call 04/03/27)	584	658,267
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	745	817,667
3.00%, 03/22/22	100	103,666
3.00%, 04/02/25 (Call 03/02/25)	140	151,844
3.70%, 10/15/24(a)	570	633,070
4.00%, 10/15/23	824	908,122
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	446	497,094
4.00%, 04/01/24 (Call 02/01/24)	20	21,915
4.25%, 06/02/26 (Call 03/02/26)	100	114,973
4.35%, 04/15/30 (Call 01/15/30)	409	479,287
4.70%, 09/20/47 (Call 03/20/47)	165	191,712
4.85%, 03/29/29 (Call 12/29/28)	40	47,734
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	974	953,595
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26) .	300	339,441
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	1,413	1,478,874
3.20%, 03/02/27 (Call 12/02/26)	600	667,266
3.20%, 01/25/28 (Call 10/25/27)	982	1,097,385
3.25%, 05/22/29 (Call 02/22/29)	251	283,266
3.55%, 02/01/24 (Call 01/01/24)	181	197,237
3.85%, 05/21/25 (Call 03/21/25)	501	564,877
4.00%, 02/01/29 (Call 11/01/28)	247	292,031
4.20%, 03/24/25 (Call 02/22/25)	38	43,392
4.63%, 03/22/30 (Call 12/22/29)	106	132,656
CME Group Inc.
3.00%, 09/15/22	1,134	1,189,294
3.00%, 03/15/25 (Call 12/15/24)	810	886,893
3.75%, 06/15/28 (Call 03/15/28)	157	183,776
4.15%, 06/15/48 (Call 12/15/47)	345	451,077
5.30%, 09/15/43 (Call 03/15/43)	412	599,847
Credit Suisse USA Inc., 7.13%, 07/15/32	1,399	2,114,519
Invesco Finance PLC
3.13%, 11/30/22	515	541,842
3.75%, 01/15/26	532	597,915
4.00%, 01/30/24	622	680,337
Legg Mason Inc., 5.63%, 01/15/44	72	98,391
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	150	152,607
2.00%, 03/03/25 (Call 02/03/25)	875	927,237
2.95%, 11/21/26 (Call 08/21/26)	703	788,147
2.95%, 06/01/29 (Call 03/01/29)	696	778,622
3.30%, 03/26/27 (Call 01/26/27)	428	485,296
3.35%, 03/26/30 (Call 12/26/29)	767	890,955
3.38%, 04/01/24	434	476,332
3.50%, 02/26/28 (Call 11/26/27)	35	40,270
3.65%, 06/01/49 (Call 12/01/48)	412	495,039
3.80%, 11/21/46 (Call 05/21/46)	671	826,189
3.85%, 03/26/50 (Call 09/26/49)	1,116	1,393,717
3.95%, 02/26/48 (Call 08/26/47)	225	282,085
ORIX Corp.
2.90%, 07/18/22(a)	847	877,755
3.25%, 12/04/24	626	679,510
3.70%, 07/18/27	360	402,912
4.05%, 01/16/24	14	15,272

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	$200	$193,472
1.90%, 04/15/27 (Call 02/15/27)	584	616,523
2.00%, 08/15/50 (Call 02/15/50)(a)	200	182,698
2.05%, 04/15/30 (Call 01/15/30)	415	437,655
2.15%, 09/15/22 (Call 08/15/22)	1,345	1,389,331
2.70%, 04/15/40 (Call 10/15/39)	399	426,128
2.75%, 09/15/27 (Call 06/15/27)	205	226,564
2.80%, 12/14/22 (Call 10/14/22)(a)	886	928,732
3.15%, 12/14/25 (Call 09/14/25)	1,944	2,162,875
3.65%, 09/15/47 (Call 03/15/47)	560	689,506
4.15%, 12/14/35 (Call 06/14/35)	1,295	1,662,158
4.30%, 12/14/45 (Call 06/14/45)	1,936	2,538,774

		51,415,410

Electric — 5.4%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	60	61,682
AEP Transmission Co. LLC 3.75%, 12/01/47 (Call 06/01/47)	365	429,871
Series M, 3.65%, 04/01/50 (Call 10/01/49)	315	367,120
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	290	328,121
3.75%, 03/01/45 (Call 09/01/44)	485	561,300
6.00%, 03/01/39	422	607,431
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	138	141,727
Series A, 4.30%, 07/15/48 (Call 01/15/48)	387	491,033
Series B, 3.70%, 12/01/47 (Call 06/01/47)	409	477,348
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	666	781,764
4.50%, 03/15/49 (Call 09/15/48)	110	145,043
Appalachian Power Co.
7.00%, 04/01/38	185	278,447
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	35	39,810
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	55	61,014
4.35%, 11/15/45 (Call 05/15/45)	402	497,801
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	60	60,955
3.50%, 08/15/46 (Call 02/15/46)	425	475,443
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(d)	280	277,077
2.85%, 05/15/51 (Call 11/15/50)(d)	500	492,385
3.25%, 04/15/28 (Call 01/15/28)	211	236,955
3.70%, 07/15/30 (Call 04/15/30)(d)	680	792,424
3.75%, 11/15/23 (Call 08/15/23)(a)	511	556,055
3.80%, 07/15/48 (Call 01/15/48)	320	368,477
4.05%, 04/15/25 (Call 03/15/25)(d)	266	302,333
4.25%, 10/15/50 (Call 04/15/50)(d)	505	624,761
4.45%, 01/15/49 (Call 07/15/48)	422	537,881
4.50%, 02/01/45 (Call 08/01/44)	472	589,245
5.15%, 11/15/43 (Call 05/15/43)	340	455,355
5.95%, 05/15/37	575	814,240
6.13%, 04/01/36	907	1,300,284
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	170	193,523
4.50%, 04/01/44 (Call 10/01/43)	409	525,467
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	173	220,945
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	50	52,123
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	304	330,253
3.00%, 03/01/50 (Call 09/01/49)	330	348,401

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.65%, 06/15/46 (Call 12/15/45)	$432	$499,366
3.70%, 08/15/28 (Call 05/15/28)	193	224,521
4.00%, 03/01/48 (Call 09/01/47)	390	474,794
5.90%, 03/15/36	190	269,183
Series 123, 3.75%, 08/15/47 (Call 02/15/47)(a)	465	546,919
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	565	709,335
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	5	5,680
3.85%, 06/15/46 (Call 12/15/45)	339	390,735
3.95%, 03/01/43 (Call 09/01/42)	467	537,433
4.45%, 03/15/44 (Call 09/15/43)	568	697,311
4.50%, 12/01/45 (Call 06/01/45)	393	488,059
4.50%, 05/15/58 (Call 11/15/57)	90	116,276
4.63%, 12/01/54 (Call 06/01/54)	518	679,611
Series 07-A, 6.30%, 08/15/37	137	195,955
Series 08-B, 6.75%, 04/01/38	336	503,042
Series 09-C, 5.50%, 12/01/39	407	554,965
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	355	410,881
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	138	157,658
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	467	554,567
Series A, 4.13%, 05/15/49 (Call 11/15/48)	233	280,217
Series C, 4.30%, 12/01/56 (Call 06/01/56)	350	434,364
Series D, 4.00%, 12/01/28 (Call 09/01/28)	275	323,964
Series E, 4.65%, 12/01/48 (Call 06/01/48)	67	86,512
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	297	277,642
3.10%, 08/15/50 (Call 02/15/50)	405	441,276
3.50%, 08/01/51 (Call 02/01/51)	242	283,067
4.05%, 05/15/48 (Call 11/15/47)	325	404,580
4.35%, 04/15/49 (Call 10/15/48)	368	480,556
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	305	330,330
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)(a)	414	617,783
6.05%, 01/15/38(a)	255	368,592
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	310	327,825
2.95%, 03/01/50 (Call 09/01/49)	420	439,690
3.70%, 03/15/45 (Call 09/15/44)	665	770,675
3.95%, 03/01/49 (Call 09/01/48)	255	314,221
Series A, 4.05%, 05/15/48 (Call 11/15/47)	125	155,985
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	415	454,259
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	335	358,889
2.50%, 03/15/23 (Call 01/15/23)	299	312,775
2.95%, 12/01/26 (Call 09/01/26)	555	618,686
3.05%, 03/15/23 (Call 02/15/23)	240	254,347
3.20%, 08/15/49 (Call 02/15/49)	350	383,891
3.70%, 12/01/47 (Call 06/01/47)	285	332,795
3.75%, 06/01/45 (Call 12/01/44)	222	259,505
3.88%, 03/15/46 (Call 09/15/45)	275	328,081
3.95%, 11/15/28 (Call 08/15/28)	280	332,987
3.95%, 03/15/48 (Call 09/15/47)	242	292,789
4.00%, 09/30/42 (Call 03/30/42)	260	312,460
4.25%, 12/15/41 (Call 06/15/41)	246	302,447
5.30%, 02/15/40(a)	338	470,716
6.00%, 01/15/38	97	141,858
6.05%, 04/15/38	280	411,480
6.10%, 06/01/37	362	526,261

Security	Par (000)	Value

Electric (continued)
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	$40	$40,549
2.50%, 12/01/29 (Call 09/01/29)	175	188,881
3.20%, 01/15/27 (Call 10/15/26)	197	219,954
3.40%, 10/01/46 (Call 04/01/46)(a)	270	302,773
3.80%, 07/15/28 (Call 04/15/28)	215	251,221
6.35%, 09/15/37	284	424,515
6.40%, 06/15/38	405	617,661
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	810	813,775
3.75%, 05/15/46 (Call 11/15/45)	265	305,852
6.35%, 08/15/38	251	374,610
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	335	364,745
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	80	83,206
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	291	299,980
3.25%, 08/15/25 (Call 05/15/25)	460	511,129
3.45%, 03/15/29 (Call 12/15/28)	70	80,276
3.60%, 09/15/47 (Call 03/15/47)	305	348,612
3.70%, 09/01/28 (Call 06/01/28)	149	172,907
4.10%, 05/15/42 (Call 11/15/41)	210	255,896
4.10%, 03/15/43 (Call 09/15/42)	226	271,975
4.15%, 12/01/44 (Call 06/01/44)	115	141,104
4.20%, 08/15/45 (Call 02/15/45)	525	650,149
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	413	465,393
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	837	1,035,369
4.20%, 09/01/48 (Call 03/01/48)	640	806,214
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	210	237,388
4.13%, 03/01/42 (Call 09/01/41)	581	691,617
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	273	286,276
2.85%, 04/01/25 (Call 03/01/25)	480	522,542
3.13%, 12/01/25 (Call 06/01/25)	256	283,730
3.15%, 10/01/49 (Call 04/01/49)(a)	395	442,890
3.25%, 06/01/24 (Call 12/01/23)	180	194,290
3.70%, 12/01/47 (Call 06/01/47)	359	433,873
3.95%, 03/01/48 (Call 09/01/47)	280	352,257
3.99%, 03/01/49 (Call 09/01/48)	368	466,370
4.05%, 06/01/42 (Call 12/01/41)	318	390,682
4.05%, 10/01/44 (Call 04/01/44)	410	512,225
4.13%, 02/01/42 (Call 08/01/41)	327	406,101
4.13%, 06/01/48 (Call 12/01/47)	185	238,548
5.69%, 03/01/40	410	598,243
5.95%, 02/01/38	480	704,832
5.96%, 04/01/39	225	335,027
Georgia Power Co.
4.30%, 03/15/42	528	632,449
Series 10-C, 4.75%, 09/01/40	226	281,103
Series A, 2.10%, 07/30/23	172	179,556
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	60	64,769
Series B, 3.70%, 01/30/50 (Call 07/30/49)(a)	15	16,967
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	253	314,107
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	95	102,246
4.38%, 10/01/45 (Call 04/01/45)	52	64,353
5.13%, 11/01/40 (Call 05/01/40)	534	709,403

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)(a)	$95	$104,893
3.50%, 10/15/24 (Call 07/15/24)	251	276,396
3.65%, 04/15/29 (Call 01/15/29)	228	267,818
3.65%, 08/01/48 (Call 02/01/48)	220	256,311
4.25%, 07/15/49 (Call 01/15/49)	302	387,324
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	105	106,875
2.40%, 03/15/30 (Call 12/15/29)	110	118,766
2.85%, 01/27/25 (Call 10/27/24)	30	32,414
3.40%, 02/07/28 (Call 11/07/27)	263	301,387
4.02%, 11/01/32 (Call 05/01/32)	478	582,080
4.30%, 03/15/49 (Call 09/15/48)	127	162,512
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	126	146,785
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	30	30,221
2.90%, 03/01/50 (Call 09/01/49)	608	646,614
3.40%, 08/15/42 (Call 02/15/42)	180	203,465
3.60%, 09/15/47 (Call 03/15/47)	530	628,394
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	605	673,407
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(d)	75	74,506
3.10%, 09/15/49 (Call 03/15/49)	469	513,968
3.70%, 11/15/28 (Call 08/15/28)	68	79,163
3.75%, 04/01/45 (Call 10/01/44)(a)	448	528,927
5.30%, 06/01/42 (Call 12/01/41)	300	415,176
7.00%, 05/01/32	430	651,188
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	220	240,610
4.13%, 01/15/49 (Call 07/15/48)	385	471,159
4.15%, 02/15/50 (Call 08/15/49)	204	251,946
5.75%, 04/01/37	472	649,061
6.00%, 01/15/39(a)	265	379,840
6.25%, 10/15/37	465	673,678
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	292	357,087
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	168	170,376
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	310	370,841
6.50%, 11/15/37	245	366,074
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	214	246,477
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	195	215,647
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	200	206,792
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	100	100,932
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	179	186,760
3.80%, 03/01/46 (Call 09/01/45)	123	147,584
Puget Sound Energy Inc., 4.22%, 06/15/48 (Call 12/15/47)	17	21,039
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	407	439,796
4.50%, 08/15/40	450	550,768
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	200	198,500
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	497	522,014
3.65%, 02/01/50 (Call 08/01/49)(a)	492	513,348
4.00%, 04/01/47 (Call 10/01/46)	886	954,293
4.50%, 09/01/40 (Call 03/01/40)	165	186,092
4.65%, 10/01/43 (Call 04/01/43)	479	550,994

Security	Par (000)	Value

Electric (continued)
5.50%, 03/15/40	$399	$497,433
6.00%, 01/15/34	405	540,477
6.05%, 03/15/39	386	501,233
Series 08-A, 5.95%, 02/01/38	245	312,404
Series A, 4.20%, 03/01/29 (Call 12/01/28)	505	577,558
Series B, 4.88%, 03/01/49 (Call 09/01/48)	209	248,060
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	137	147,375
Series C, 4.13%, 03/01/48 (Call 09/01/47)	514	564,757
Series E, 3.70%, 08/01/25 (Call 06/01/25)	336	371,720
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50 (Call 11/01/49)	100	106,303
Virginia Electric & Power Co.
3.30%, 12/01/49 (Call 06/01/49)	282	322,608
4.00%, 01/15/43 (Call 07/15/42)	325	393,097
4.45%, 02/15/44 (Call 08/15/43)(a)	441	568,572
4.60%, 12/01/48 (Call 06/01/48)	354	478,282
8.88%, 11/15/38	370	660,176
Series A, 2.88%, 07/15/29 (Call 04/15/29)	115	127,591
Series A, 3.15%, 01/15/26 (Call 10/15/25)	490	543,939
Series A, 3.50%, 03/15/27 (Call 12/15/26)	305	346,141
Series A, 3.80%, 04/01/28 (Call 01/01/28)	240	281,729
Series A, 6.00%, 05/15/37	322	459,652
Series B, 3.80%, 09/15/47 (Call 03/15/47)	320	385,469
Series B, 6.00%, 01/15/36	140	198,783
Series C, 2.75%, 03/15/23 (Call 12/15/22)	168	175,814
Series C, 4.00%, 11/15/46 (Call 05/15/46)	310	379,071
Series D, 4.65%, 08/15/43 (Call 02/15/43)	355	465,654

		79,574,676

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
1.80%, 10/15/27 (Call 08/15/27)	155	160,861
1.95%, 10/15/30 (Call 07/15/30)	615	634,502
2.63%, 12/01/21 (Call 11/01/21)	334	341,408
2.63%, 02/15/23 (Call 11/15/22)	267	278,729
2.75%, 10/15/50 (Call 04/15/50)	462	467,373
3.15%, 06/01/25 (Call 03/01/25)(a)	115	127,021

		2,009,894

Electronics — 0.2%
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	203	208,485
1.85%, 11/01/21 (Call 10/01/21)	420	425,926
1.95%, 06/01/30 (Call 03/01/30)	60	62,670
2.15%, 08/08/22 (Call 07/08/22)	266	274,028
2.30%, 08/15/24 (Call 07/15/24)	354	376,415
2.50%, 11/01/26 (Call 08/01/26)	1,379	1,509,012
2.70%, 08/15/29 (Call 05/15/29)	265	291,882
2.80%, 06/01/50 (Call 12/01/49)	268	283,684
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	95	97,843

		3,529,945

Food — 0.1%
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)(a)	1,380	1,482,037
3.38%, 05/15/23 (Call 04/15/23)	200	214,426
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	10	10,240

		1,706,703

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.1%
Georgia-Pacific LLC
7.75%, 11/15/29	$401	$589,739
8.00%, 01/15/24	962	1,174,871

		1,764,610

Gas — 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)(a)	472	523,406
3.38%, 09/15/49 (Call 03/15/49)	285	321,580
4.13%, 10/15/44 (Call 04/15/44)	509	624,207
4.15%, 01/15/43 (Call 07/15/42)	240	291,197
4.30%, 10/01/48 (Call 04/01/48)	140	180,095
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	325	419,653
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	100	107,223
3.50%, 06/01/29 (Call 03/01/29)	104	117,684
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	70	75,720
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	239	257,864
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	314	396,673
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	211	225,958

		3,541,260

Hand & Machine Tools — 0.2%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	283	299,892
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	762	812,041
2.90%, 11/01/22	855	896,373
3.40%, 03/01/26 (Call 01/01/26)(a)	25	28,033
4.25%, 11/15/28 (Call 08/15/28)	155	185,619
4.85%, 11/15/48 (Call 05/15/48)	65	89,595

		2,311,553

Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	495	495,515
1.40%, 06/30/30 (Call 03/30/30)	738	736,753
2.55%, 03/15/22	288	296,721
2.95%, 03/15/25 (Call 12/15/24)(a)	325	355,875
3.40%, 11/30/23 (Call 09/30/23)	415	450,076
3.75%, 11/30/26 (Call 08/30/26)	965	1,120,500
4.75%, 11/30/36 (Call 05/30/36)	1,102	1,470,211
4.75%, 04/15/43 (Call 10/15/42)	152	205,977
4.90%, 11/30/46 (Call 05/30/46)	2,369	3,339,082
5.30%, 05/27/40	289	418,417
6.00%, 04/01/39	15	22,937
6.15%, 11/30/37	10	15,263
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	258	280,172
3.75%, 10/01/25 (Call 09/01/25)(d)	630	711,635
3.95%, 04/01/30 (Call 01/10/30)(d)	365	432,102
Medtronic Inc.
3.50%, 03/15/25	871	979,082
4.38%, 03/15/35	1,831	2,444,220
4.63%, 03/15/45	797	1,083,561

		14,858,099

Health Care - Services — 2.3%
Ascension Health
3.95%, 11/15/46(a)	872	1,060,300
Series B, 2.53%, 11/15/29 (Call 08/15/29)	217	229,493
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	159	190,455

Security	Par (000)	Value

Health Care - Services (continued)
CommonSpirit Health, 3.82%, 10/01/49 (Call 04/01/49)	$49	$51,863
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)(a)	110	116,201
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	545	653,798
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	433	510,754
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	692	764,093
4.15%, 05/01/47 (Call 11/01/46)	711	865,515
4.88%, 04/01/42	270	360,210
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	345	373,963
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	505	643,133
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	205	212,273
New York and Presbyterian Hospital (The) 4.02%, 08/01/45	881	1,079,348
Series 2019, 3.95%, 12/31/99 (Call 02/01/2119)	30	32,788
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	270	288,357
4.26%, 11/01/47 (Call 11/01/46)(a)	583	648,290
Partners Healthcare System Inc., Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	124	132,898
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	140	147,357
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	233	250,074
Series A, 3.82%, 06/01/27 (Call 03/01/27)	10	11,035
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	69	81,262
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	256	294,884
UnitedHealth Group Inc.
1.25%, 01/15/26 (Call 12/15/25)	40	40,744
2.00%, 05/15/30 (Call 02/15/30)	1,090	1,133,197
2.38%, 10/15/22	518	539,010
2.38%, 08/15/24	209	222,485
2.75%, 02/15/23 (Call 11/15/22)	560	586,746
2.75%, 05/15/40 (Call 11/15/39)	590	618,397
2.88%, 12/15/21	311	319,808
2.88%, 03/15/22 (Call 12/15/21)(a)	625	642,631
2.88%, 03/15/23	464	490,652
2.88%, 08/15/29	540	599,033
2.90%, 05/15/50 (Call 11/15/49)	1,175	1,228,733
2.95%, 10/15/27	606	673,739
3.10%, 03/15/26	636	709,140
3.13%, 05/15/60 (Call 11/15/59)	468	505,225
3.35%, 07/15/22	515	541,383
3.38%, 11/15/21 (Call 08/15/21)	150	153,478
3.38%, 04/15/27	700	790,496
3.45%, 01/15/27	496	562,900
3.50%, 06/15/23	426	460,843
3.50%, 02/15/24	755	825,978
3.50%, 08/15/39 (Call 02/15/39)	405	463,012
3.70%, 08/15/49 (Call 02/15/49)	835	999,654
3.75%, 07/15/25	1,240	1,410,339
3.75%, 10/15/47 (Call 04/15/47)	384	455,220
3.85%, 06/15/28	569	666,458
3.88%, 12/15/28	557	658,875
3.88%, 08/15/59 (Call 02/15/59)	350	426,737

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.95%, 10/15/42 (Call 04/15/42)	$225	$272,864
4.20%, 01/15/47 (Call 07/15/46)	440	554,136
4.25%, 03/15/43 (Call 09/15/42)	315	396,043
4.25%, 04/15/47 (Call 10/15/46)	583	745,581
4.25%, 06/15/48 (Call 12/15/47)	615	786,751
4.38%, 03/15/42 (Call 09/15/41)	175	221,676
4.45%, 12/15/48 (Call 06/15/48)	478	632,432
4.63%, 07/15/35	728	955,769
4.63%, 11/15/41 (Call 05/15/41)	202	263,297
4.75%, 07/15/45	685	929,785
5.80%, 03/15/36	330	474,563
6.50%, 06/15/37	617	958,917
6.63%, 11/15/37(a)	559	882,549
6.88%, 02/15/38	495	794,505

		34,592,125

Household Products & Wares — 0.2%
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	126	136,287
3.10%, 03/26/30 (Call 12/26/29)	735	837,452
3.20%, 04/25/29 (Call 01/25/29)	80	91,063
3.20%, 07/30/46 (Call 01/30/46)(a)	322	363,709
3.95%, 11/01/28 (Call 08/01/28)	60	71,675
6.63%, 08/01/37	721	1,143,628

		2,643,814

Insurance — 2.9%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	353	410,165
3.63%, 06/15/23	290	314,360
3.63%, 11/15/24	478	531,947
4.75%, 01/15/49 (Call 07/15/48)	658	848,603
Allstate Corp. (The)
3.15%, 06/15/23	177	190,312
3.28%, 12/15/26 (Call 09/15/26)(a)	405	459,825
3.85%, 08/10/49 (Call 02/10/49)	296	358,385
4.20%, 12/15/46 (Call 06/15/46)(a)	386	485,623
4.50%, 06/15/43	418	544,014
5.55%, 05/09/35	375	551,557
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	200	197,504
1.85%, 03/12/30 (Call 12/12/29)	175	180,329
2.85%, 10/15/50 (Call 04/15/50)	85	86,817
3.00%, 05/15/22	55	57,251
4.20%, 08/15/48 (Call 02/15/48)	948	1,189,057
4.25%, 01/15/49 (Call 07/15/48)	825	1,049,235
4.30%, 05/15/43	626	794,325
4.40%, 05/15/42	766	982,755
5.75%, 01/15/40	517	779,388
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	748	786,567
3.00%, 02/11/23	315	333,969
3.13%, 03/15/26 (Call 12/15/25)	969	1,081,452
3.40%, 01/31/22	50	51,946
4.50%, 02/11/43	380	497,314
Chubb Corp. (The), 6.00%, 05/11/37(a)	153	226,027
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	420	439,005
3.15%, 03/15/25	532	584,934
3.35%, 05/15/24	205	223,831
3.35%, 05/03/26 (Call 02/03/26)	155	174,851

Security	Par (000)	Value

Insurance (continued)
4.35%, 11/03/45 (Call 05/03/45)	$210	$273,727
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	138	153,317
3.75%, 04/01/26 (Call 01/01/26)(a)	231	262,665
4.13%, 05/15/43 (Call 11/15/42)(a)	531	607,108
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	119	126,706
4.15%, 03/04/26	414	482,256
5.38%, 03/04/46	445	625,221
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	180	187,776
2.75%, 01/30/22 (Call 12/30/21)	493	506,686
3.50%, 06/03/24 (Call 03/03/24)	901	983,613
3.50%, 03/10/25 (Call 12/10/24)	775	856,274
3.75%, 03/14/26 (Call 12/14/25)	864	982,636
3.88%, 03/15/24 (Call 02/15/24)	971	1,072,567
4.20%, 03/01/48 (Call 09/01/47)	385	482,944
4.35%, 01/30/47 (Call 07/30/46)	335	429,078
4.38%, 03/15/29 (Call 12/15/28)	691	830,914
4.75%, 03/15/39 (Call 09/15/38)	75	98,246
4.90%, 03/15/49 (Call 09/15/48)	498	691,543
MetLife Inc.
3.00%, 03/01/25	370	406,726
3.05%, 12/15/22	40	42,196
3.60%, 04/10/24	548	602,422
3.60%, 11/13/25 (Call 08/13/25)	180	203,422
4.05%, 03/01/45	619	748,817
4.13%, 08/13/42	421	506,812
4.55%, 03/23/30 (Call 12/23/29)(a)	160	198,675
4.60%, 05/13/46 (Call 11/13/45)(a)	530	685,656
4.88%, 11/13/43(a)	550	730,334
5.70%, 06/15/35	721	1,041,138
5.88%, 02/06/41	190	275,234
6.38%, 06/15/34	432	649,344
6.50%, 12/15/32	251	371,342
Series D, 4.37%, 09/15/23	289	320,498
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)(a)	340	378,423
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	86	88,643
3.70%, 05/15/29 (Call 02/15/29)	125	145,480
6.05%, 10/15/36	80	111,671
Progressive Corp. (The)
2.45%, 01/15/27	561	605,347
3.20%, 03/26/30 (Call 12/26/29)	114	129,969
3.95%, 03/26/50 (Call 09/26/49)	348	437,119
4.00%, 03/01/29 (Call 12/01/28)	10	11,948
4.13%, 04/15/47 (Call 10/15/46)	541	691,117
4.20%, 03/15/48 (Call 09/15/47)	200	257,856
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	110	112,937
2.10%, 03/10/30 (Call 12/10/29)(a)	75	78,277
3.00%, 03/10/40 (Call 09/10/39)	40	41,656
3.50%, 05/15/24	518	569,831
3.70%, 03/13/51 (Call 09/13/50)	435	482,567
3.88%, 03/27/28 (Call 12/27/27)(a)	356	415,356
3.91%, 12/07/47 (Call 06/07/47)	473	532,319
3.94%, 12/07/49 (Call 06/07/49)	598	677,887
4.35%, 02/25/50 (Call 08/25/49)	430	517,608
4.60%, 05/15/44	693	857,421

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.70%, 12/14/36	$614	$865,310
Prudential PLC, 3.13%, 04/14/30	225	250,529
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	210	207,071
3.75%, 05/15/46 (Call 11/15/45)	643	757,518
4.00%, 05/30/47 (Call 11/30/46)	490	601,103
4.05%, 03/07/48 (Call 09/07/47)	139	172,963
4.10%, 03/04/49 (Call 09/04/48)	235	295,113
4.60%, 08/01/43	370	481,988
5.35%, 11/01/40	365	515,271
6.25%, 06/15/37	500	749,320
Travelers Property Casualty Corp., 6.38%, 03/15/33	421	626,507

		43,513,366

Internet — 2.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)(a)	2,580	2,871,721
3.60%, 11/28/24 (Call 08/28/24)	1,005	1,100,113
4.00%, 12/06/37 (Call 06/06/37)	285	333,744
4.20%, 12/06/47 (Call 06/06/47)	595	735,075
4.40%, 12/06/57 (Call 06/06/57)	500	651,505
4.50%, 11/28/34 (Call 05/28/34)	455	561,543
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	50	49,697
0.80%, 08/15/27 (Call 06/15/27)	95	93,970
1.10%, 08/15/30 (Call 05/15/30)	85	83,133
1.90%, 08/15/40 (Call 02/15/40)	605	570,321
2.00%, 08/15/26 (Call 05/15/26)	2,473	2,639,210
2.05%, 08/15/50 (Call 02/15/50)(a)	1,100	998,316
3.38%, 02/25/24	759	831,947
Amazon.com Inc.
0.40%, 06/03/23	5	5,012
0.80%, 06/03/25 (Call 05/03/25)	8	8,069
1.20%, 06/03/27 (Call 04/03/27)	140	141,441
1.50%, 06/03/30 (Call 03/03/30)	2,990	3,023,099
2.40%, 02/22/23 (Call 01/22/23)	766	800,669
2.50%, 11/29/22 (Call 08/29/22)	1,260	1,309,770
2.50%, 06/03/50 (Call 12/03/49)	2,045	2,039,765
2.70%, 06/03/60 (Call 12/03/59)	915	929,567
2.80%, 08/22/24 (Call 06/22/24)	1,143	1,233,880
3.15%, 08/22/27 (Call 05/22/27)	1,592	1,802,271
3.30%, 12/05/21 (Call 10/05/21)	20	20,557
3.80%, 12/05/24 (Call 09/05/24)	359	402,504
3.88%, 08/22/37 (Call 02/22/37)	1,275	1,563,405
4.05%, 08/22/47 (Call 02/22/47)	1,581	2,025,261
4.25%, 08/22/57 (Call 02/22/57)	1,045	1,380,769
4.80%, 12/05/34 (Call 06/05/34)	699	951,087
4.95%, 12/05/44 (Call 06/05/44)	737	1,042,722
5.20%, 12/03/25 (Call 09/03/25)	451	545,182
Baidu Inc.
3.50%, 11/28/22	654	685,327
3.63%, 07/06/27	655	714,677
3.88%, 09/29/23 (Call 08/29/23)	550	590,112
4.13%, 06/30/25	525	583,438
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	120	125,580
3.55%, 03/15/28 (Call 12/15/27)	335	369,157
3.60%, 06/01/26 (Call 03/01/26)	777	861,615
3.65%, 03/15/25 (Call 12/15/24)	67	73,510
4.10%, 04/13/25 (Call 03/13/25)	322	360,872
4.50%, 04/13/27 (Call 02/13/27)	450	523,490

Security	Par (000)	Value

Internet (continued)
4.63%, 04/13/30 (Call 01/13/30)	$268	$317,417
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	35	38,300
2.95%, 04/01/22 (Call 02/01/22)	1,362	1,405,788
3.30%, 04/01/27 (Call 01/01/27)(a)	973	1,081,908
3.63%, 04/01/25 (Call 01/01/25)	643	717,215

		39,193,731

Machinery — 1.6%
ABB Finance USA Inc.
2.88%, 05/08/22	1,268	1,317,084
3.80%, 04/03/28 (Call 01/03/28)	59	69,823
4.38%, 05/08/42	549	703,018
Caterpillar Financial Services Corp.
0.65%, 07/07/23	60	60,361
0.95%, 05/13/22	137	138,260
1.45%, 05/15/25	65	66,976
1.90%, 09/06/22	172	176,818
1.95%, 11/18/22	259	267,187
2.15%, 11/08/24	250	264,235
2.40%, 06/06/22(a)	800	825,936
2.55%, 11/29/22	357	372,808
2.85%, 06/01/22	444	461,156
2.85%, 05/17/24	284	305,337
2.95%, 02/26/22	105	108,625
3.25%, 12/01/24	10	11,002
3.45%, 05/15/23	242	260,310
3.65%, 12/07/23	420	460,690
3.75%, 11/24/23	568	624,016
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	502	517,738
2.60%, 09/19/29 (Call 06/19/29)(a)	100	109,277
2.60%, 04/09/30 (Call 01/09/30)	67	72,702
3.25%, 09/19/49 (Call 03/19/49)	494	551,185
3.25%, 04/09/50 (Call 10/09/49)	507	565,868
3.40%, 05/15/24 (Call 02/15/24)	770	840,178
3.80%, 08/15/42	677	826,272
4.30%, 05/15/44 (Call 11/15/43)	329	420,222
4.75%, 05/15/64 (Call 11/15/63)	562	799,372
5.20%, 05/27/41	205	291,436
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	796	820,143
2.75%, 04/15/25 (Call 03/15/25)	260	282,383
2.88%, 09/07/49 (Call 03/07/49)(a)	205	219,127
3.10%, 04/15/30 (Call 01/15/30)	393	445,929
3.75%, 04/15/50 (Call 10/15/49)	215	265,727
3.90%, 06/09/42 (Call 12/09/41)	364	456,372
5.38%, 10/16/29(a)	566	738,811
John Deere Capital Corp.
1.20%, 04/06/23	485	494,448
1.75%, 03/09/27	85	88,327
2.15%, 09/08/22	351	363,148
2.45%, 01/09/30	160	173,349
2.60%, 03/07/24(a)	446	475,833
2.65%, 01/06/22	510	523,964
2.65%, 06/24/24	425	455,375
2.65%, 06/10/26	1,005	1,096,937
2.70%, 01/06/23	185	194,244
2.75%, 03/15/22	307	316,809
2.80%, 01/27/23	300	316,119
2.80%, 03/06/23	620	654,602

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.80%, 09/08/27	$1,067	$1,175,503
2.80%, 07/18/29	185	205,065
2.95%, 04/01/22	155	160,701
3.20%, 01/10/22	230	238,041
3.35%, 06/12/24	815	892,189
3.45%, 03/13/25	47	52,456
3.45%, 03/07/29(a)	111	128,460
3.65%, 10/12/23	535	586,306
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	320	413,552

		23,721,812

Manufacturing — 0.7%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	125	128,834
2.00%, 06/26/22	625	642,037
2.00%, 02/14/25 (Call 01/14/25)	142	149,760
2.25%, 03/15/23 (Call 02/15/23)	896	934,842
2.25%, 09/19/26 (Call 06/19/26)	732	787,969
2.38%, 08/26/29 (Call 05/26/29)	183	196,141
2.65%, 04/15/25 (Call 03/15/25)	80	86,602
2.88%, 10/15/27 (Call 07/15/27)	525	581,280
3.00%, 08/07/25	280	309,338
3.05%, 04/15/30 (Call 01/15/30)	190	214,124
3.13%, 09/19/46 (Call 03/19/46)	577	622,693
3.25%, 02/14/24 (Call 01/14/24)(a)	121	131,345
3.25%, 08/26/49 (Call 02/26/49)	217	240,968
3.38%, 03/01/29 (Call 12/01/28)	278	318,766
3.63%, 09/14/28 (Call 06/14/28)	539	622,911
3.63%, 10/15/47 (Call 04/15/47)	697	811,845
3.70%, 04/15/50 (Call 10/15/49)	230	272,663
4.00%, 09/14/48 (Call 03/14/48)	472	585,431
5.70%, 03/15/37	236	339,118
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	602	664,168
3.50%, 03/01/24 (Call 12/01/23)	586	637,527
3.90%, 09/01/42 (Call 03/01/42)	405	491,480
4.88%, 09/15/41 (Call 03/15/41)	545	734,017

		10,503,859

Media — 4.4%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	265	313,813
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,045	1,022,167
1.95%, 01/15/31 (Call 10/15/30)	1,255	1,280,338
2.35%, 01/15/27 (Call 10/15/26)	814	867,097
2.45%, 08/15/52 (Call 02/15/52)	700	644,413
2.65%, 02/01/30 (Call 11/01/29)	475	510,706
2.65%, 08/15/62 (Call 02/15/62)	525	496,949
2.80%, 01/15/51 (Call 07/15/50)	1,521	1,504,619
3.00%, 02/01/24 (Call 01/01/24)	475	510,558
3.10%, 04/01/25 (Call 03/01/25)	185	203,311
3.15%, 03/01/26 (Call 12/01/25)	1,329	1,476,772
3.15%, 02/15/28 (Call 11/15/27)	822	915,889
3.20%, 07/15/36 (Call 01/15/36)	458	506,250
3.25%, 11/01/39 (Call 05/01/39)	268	296,062
3.30%, 02/01/27 (Call 11/01/26)	597	667,989
3.30%, 04/01/27 (Call 02/01/27)	256	287,386
3.38%, 02/15/25 (Call 11/15/24)	585	645,401
3.38%, 08/15/25 (Call 05/15/25)	795	885,543
3.40%, 04/01/30 (Call 01/01/30)	1,015	1,159,272

Security	Par (000)	Value

Media (continued)
3.40%, 07/15/46 (Call 01/15/46)	$843	$926,255
3.45%, 02/01/50 (Call 08/01/49)	1,178	1,313,741
3.55%, 05/01/28 (Call 02/01/28)	220	252,041
3.60%, 03/01/24	753	827,637
3.70%, 04/15/24 (Call 03/15/24)(a)	699	770,039
3.75%, 04/01/40 (Call 10/01/39)	814	949,914
3.90%, 03/01/38 (Call 09/01/37)	546	645,410
3.95%, 10/15/25 (Call 08/15/25)	868	994,216
3.97%, 11/01/47 (Call 05/01/47)	1,014	1,216,638
4.00%, 08/15/47 (Call 02/15/47)	344	411,974
4.00%, 03/01/48 (Call 09/01/47)	534	640,757
4.00%, 11/01/49 (Call 05/01/49)	950	1,145,367
4.05%, 11/01/52 (Call 05/01/52)	716	877,795
4.15%, 10/15/28 (Call 07/15/28)	1,156	1,375,178
4.20%, 08/15/34 (Call 02/15/34)	431	529,656
4.25%, 10/15/30 (Call 07/15/30)	1,136	1,386,886
4.25%, 01/15/33	1,010	1,237,361
4.40%, 08/15/35 (Call 02/25/35)	578	725,072
4.50%, 01/15/43	755	956,011
4.60%, 10/15/38 (Call 04/15/38)	978	1,243,478
4.60%, 08/15/45 (Call 02/15/45)	637	823,214
4.65%, 07/15/42	488	629,383
4.70%, 10/15/48 (Call 04/15/48)	1,937	2,586,302
4.75%, 03/01/44	624	819,412
4.95%, 10/15/58 (Call 04/15/58)	836	1,204,408
5.65%, 06/15/35	271	379,698
6.40%, 05/15/38	189	286,248
6.45%, 03/15/37	270	401,420
6.50%, 11/15/35	250	377,372
6.95%, 08/15/37	444	693,226
7.05%, 03/15/33	410	619,793
NBCUniversal Media LLC
4.45%, 01/15/43	319	404,017
5.95%, 04/01/41	520	767,380
6.40%, 04/30/40	209	317,732
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	854	893,993
2.35%, 12/01/22	683	710,498
2.45%, 03/04/22	439	451,156
2.95%, 06/15/27(a)	467	513,037
3.00%, 02/13/26	605	667,859
3.00%, 07/30/46(a)	404	409,850
3.15%, 09/17/25	763	846,289
3.70%, 12/01/42	1,855	2,067,676
4.13%, 06/01/44	675	807,813
Series B, 7.00%, 03/01/32	785	1,160,552
Series E, 4.13%, 12/01/41	668	787,953
Walt Disney Co. (The)
1.65%, 09/01/22	336	344,007
1.75%, 08/30/24 (Call 07/30/24)	685	710,893
1.75%, 01/13/26	246	255,601
2.00%, 09/01/29 (Call 06/01/29)	1,185	1,213,416
2.20%, 01/13/28	185	193,812
2.65%, 01/13/31	1,660	1,783,404
2.75%, 09/01/49 (Call 03/01/49)	622	601,095
3.00%, 09/15/22	224	234,815
3.35%, 03/24/25(a)	256	283,602
3.50%, 05/13/40 (Call 11/13/39)	494	550,662
3.60%, 01/13/51 (Call 07/13/50)	1,806	2,009,536
3.70%, 09/15/24 (Call 06/15/24)	799	883,526

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.70%, 10/15/25 (Call 07/15/25)	$309	$349,062
3.70%, 03/23/27	155	177,103
3.80%, 03/22/30(a)	189	221,769
3.80%, 05/13/60 (Call 11/13/59)	343	394,306
4.63%, 03/23/40 (Call 09/23/39)	175	221,475
4.70%, 03/23/50 (Call 09/23/49)(a)	507	665,275
4.75%, 09/15/44 (Call 03/15/44)	490	619,365
5.40%, 10/01/43	86	119,050
6.15%, 02/15/41	30	43,996
6.20%, 12/15/34	236	346,144
6.40%, 12/15/35	305	453,492
6.65%, 11/15/37	223	334,513

		65,256,161

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	687	715,195
3.25%, 06/15/25 (Call 03/15/25)	659	728,656
3.90%, 01/15/43 (Call 07/15/42)	240	273,391

		1,717,242

Mining — 0.5%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	632	651,447
3.25%, 11/21/21(a)	387	398,459
3.85%, 09/30/23	317	346,697
4.13%, 02/24/42	639	787,766
5.00%, 09/30/43	1,270	1,759,140
Rio Tinto Alcan Inc., 6.13%, 12/15/33	380	549,765
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	610	686,457
5.20%, 11/02/40	712	997,868
7.13%, 07/15/28	471	660,238
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	455	570,970
4.75%, 03/22/42 (Call 09/22/41)	230	306,857

		7,715,664

Oil & Gas — 5.8%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	70	68,277
2.52%, 09/19/22 (Call 08/19/22)	161	166,757
2.75%, 05/10/23	591	623,600
2.77%, 11/10/50 (Call 05/10/50)	710	642,692
2.94%, 04/06/23	370	391,064
3.00%, 02/24/50 (Call 08/24/49)	1,531	1,445,187
3.02%, 01/16/27 (Call 10/16/26)	524	565,810
3.12%, 05/04/26 (Call 02/04/26)	757	830,512
3.19%, 04/06/25 (Call 03/06/25)	143	156,232
3.22%, 11/28/23 (Call 09/28/23)	435	466,498
3.22%, 04/14/24 (Call 02/14/24)	431	463,558
3.25%, 05/06/22	428	446,109
3.41%, 02/11/26 (Call 12/11/25)	140	155,282
3.54%, 04/06/27 (Call 02/06/27)	380	423,350
3.59%, 04/14/27 (Call 01/14/27)	326	362,150
3.63%, 04/06/30 (Call 01/06/30)	588	665,040
3.79%, 02/06/24 (Call 01/06/24)	681	742,760
3.80%, 09/21/25 (Call 07/21/25)	435	489,840
3.94%, 09/21/28 (Call 06/21/28)	355	408,530
4.23%, 11/06/28 (Call 08/06/28)	341	398,431
BP Capital Markets PLC 2.50%, 11/06/22	555	577,677

Security	Par (000)	Value

Oil & Gas (continued)
3.06%, 03/17/22(a)	$665	$689,658
3.28%, 09/19/27 (Call 06/19/27)	1,454	1,598,964
3.51%, 03/17/25	230	255,024
3.54%, 11/04/24	865	951,898
3.56%, 11/01/21	449	462,829
3.72%, 11/28/28 (Call 08/28/28)	909	1,028,897
3.81%, 02/10/24	926	1,013,896
3.99%, 09/26/23	466	510,512
Burlington Resources LLC
5.95%, 10/15/36	273	361,722
7.20%, 08/15/31	440	633,323
7.40%, 12/01/31	55	79,744
Chevron Corp.
1.14%, 05/11/23	136	138,464
1.55%, 05/11/25 (Call 04/11/25)	1,275	1,315,838
2.00%, 05/11/27 (Call 03/11/27)	120	125,933
2.24%, 05/11/30 (Call 02/11/30)	392	411,047
2.36%, 12/05/22 (Call 09/05/22)	652	676,020
2.41%, 03/03/22 (Call 01/03/22)	350	358,369
2.50%, 03/03/22 (Call 02/03/22)	683	701,496
2.57%, 05/16/23 (Call 03/16/23)	750	788,408
2.90%, 03/03/24 (Call 01/03/24)	519	555,034
2.95%, 05/16/26 (Call 02/16/26)	1,031	1,138,585
2.98%, 05/11/40 (Call 11/11/39)(a)	514	545,040
3.08%, 05/11/50 (Call 11/11/49)	810	842,125
3.19%, 06/24/23 (Call 03/24/23)	1,265	1,348,566
3.33%, 11/17/25 (Call 08/17/25)	566	632,222
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	140	139,352
1.02%, 08/12/27 (Call 06/12/27)	120	118,756
2.34%, 08/12/50 (Call 02/12/50)	300	273,921
Conoco Funding Co., 7.25%, 10/15/31	378	546,168
ConocoPhillips
5.90%, 10/15/32	461	612,360
5.90%, 05/15/38	408	547,042
6.50%, 02/01/39	1,190	1,704,068
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	520	605,868
4.95%, 03/15/26 (Call 12/15/25)	493	586,902
5.95%, 03/15/46 (Call 09/15/45)	318	456,861
6.95%, 04/15/29	1,119	1,530,725
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	210	219,419
3.15%, 04/01/25 (Call 01/01/25)	255	277,279
3.90%, 04/01/35 (Call 10/01/34)	529	590,639
4.15%, 01/15/26 (Call 10/15/25)	220	252,424
4.38%, 04/15/30 (Call 01/15/30)(a)	462	544,961
4.95%, 04/15/50 (Call 10/15/49)	710	883,361
Exxon Mobil Corp.
1.57%, 04/15/23	640	657,984
1.90%, 08/16/22	470	482,967
2.02%, 08/16/24 (Call 07/16/24)	374	391,776
2.28%, 08/16/26 (Call 06/16/26)	802	856,624
2.40%, 03/06/22 (Call 01/06/22)	625	640,006
2.44%, 08/16/29 (Call 05/16/29)	480	508,507
2.61%, 10/15/30 (Call 07/15/30)	1,047	1,107,778
2.71%, 03/06/25 (Call 12/06/24)	1,169	1,256,278
2.73%, 03/01/23 (Call 01/01/23)	1,549	1,626,094
2.99%, 03/19/25 (Call 02/19/25)	890	969,326
3.00%, 08/16/39 (Call 02/16/39)	387	397,240

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.04%, 03/01/26 (Call 12/01/25)	$1,065	$1,173,481
3.10%, 08/16/49 (Call 02/16/49)	672	672,262
3.18%, 03/15/24 (Call 12/15/23)	805	866,558
3.29%, 03/19/27 (Call 01/19/27)	1,099	1,225,044
3.45%, 04/15/51 (Call 10/15/50)	957	1,003,271
3.48%, 03/19/30 (Call 12/19/29)	1,578	1,784,087
3.57%, 03/06/45 (Call 09/06/44)	515	548,434
4.11%, 03/01/46 (Call 09/01/45)	1,174	1,354,913
4.23%, 03/19/40 (Call 09/19/39)	1,018	1,213,629
4.33%, 03/19/50 (Call 09/19/49)	1,444	1,742,922
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	188	197,332
2.25%, 01/06/23	710	737,016
2.38%, 08/21/22	588	609,203
2.38%, 04/06/25 (Call 03/06/25)	252	268,970
2.38%, 11/07/29 (Call 08/07/29)	817	858,422
2.50%, 09/12/26	875	950,093
2.75%, 04/06/30 (Call 01/06/30)	135	145,595
2.88%, 05/10/26	1,090	1,203,458
3.13%, 11/07/49 (Call 05/07/49)	692	699,474
3.25%, 05/11/25	867	958,729
3.25%, 04/06/50 (Call 10/06/49)(a)	763	787,416
3.40%, 08/12/23	517	559,234
3.50%, 11/13/23 (Call 10/13/23)	413	449,125
3.63%, 08/21/42	833	901,814
3.75%, 09/12/46	701	772,810
3.88%, 11/13/28 (Call 08/23/28)	672	778,969
4.00%, 05/10/46	1,069	1,221,536
4.13%, 05/11/35	1,033	1,233,154
4.38%, 05/11/45	1,439	1,733,578
4.55%, 08/12/43	671	817,687
5.50%, 03/25/40	325	447,707
6.38%, 12/15/38	969	1,430,961
Total Capital Canada Ltd., 2.75%, 07/15/23	781	828,001
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	155	164,450
2.70%, 01/25/23	813	853,935
2.83%, 01/10/30 (Call 10/10/29)	690	752,997
2.88%, 02/17/22	789	814,469
2.99%, 06/29/41 (Call 12/29/40)	130	133,393
3.13%, 05/29/50 (Call 11/29/49)	1,274	1,280,052
3.39%, 06/29/60 (Call 12/29/59)	63	64,575
3.45%, 02/19/29 (Call 11/19/28)	125	142,060
3.46%, 07/12/49 (Call 01/12/49)	596	640,539
3.70%, 01/15/24	1,201	1,314,254
3.75%, 04/10/24	1,044	1,153,338
Total Capital SA
3.88%, 10/11/28	1,037	1,212,253
4.25%, 12/15/21	322	336,210

		85,475,066

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	529	552,377
3.14%, 11/07/29 (Call 08/07/29)	238	247,660
3.34%, 12/15/27 (Call 09/15/27)	819	875,192
4.08%, 12/15/47 (Call 06/15/47)	1,054	1,049,015
4.49%, 05/01/30 (Call 02/01/30)	163	184,994
Baker Hughes Holdings LLC, 5.13%, 09/15/40	609	717,542

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	$50	$50,184
3.65%, 12/01/23 (Call 09/01/23)	1,658	1,786,959

		5,463,923

Pharmaceuticals — 6.3%
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)(a)	157	167,035
3.25%, 03/01/25 (Call 12/01/24)(a)	738	808,376
3.40%, 05/15/24 (Call 02/15/24)	541	586,509
3.45%, 12/15/27 (Call 09/15/27)	614	694,747
4.25%, 03/01/45 (Call 09/01/44)	355	402,055
4.30%, 12/15/47 (Call 06/15/47)	400	462,000
Bristol-Myers Squibb Co.
2.00%, 08/01/22	420	431,987
2.60%, 05/16/22	510	527,626
2.75%, 02/15/23 (Call 01/15/23)	109	114,594
2.90%, 07/26/24 (Call 06/26/24)	1,555	1,681,437
3.20%, 06/15/26 (Call 04/15/26)	681	762,420
3.25%, 08/15/22	304	319,586
3.25%, 02/20/23 (Call 01/20/23)	343	364,245
3.25%, 11/01/23	259	280,365
3.25%, 02/27/27(a)	467	526,748
3.25%, 08/01/42(a)	470	526,038
3.40%, 07/26/29 (Call 04/26/29)	2,020	2,334,373
3.45%, 11/15/27 (Call 08/15/27)	305	347,816
3.55%, 08/15/22	642	677,971
3.63%, 05/15/24 (Call 02/15/24)	250	274,065
3.88%, 08/15/25 (Call 05/15/25)	450	512,163
3.90%, 02/20/28 (Call 11/20/27)	860	1,009,305
4.00%, 08/15/23	31	34,034
4.13%, 06/15/39 (Call 12/15/38)	1,075	1,333,753
4.25%, 10/26/49 (Call 04/26/49)	2,042	2,611,555
4.35%, 11/15/47 (Call 05/15/47)	1,070	1,371,248
4.50%, 03/01/44 (Call 09/01/43)	144	195,905
4.55%, 02/20/48 (Call 08/20/47)	221	292,429
4.63%, 05/15/44 (Call 11/15/43)	75	97,580
5.00%, 08/15/45 (Call 02/15/45)	345	474,127
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	782	728,793
2.35%, 05/15/22	782	806,539
2.50%, 09/15/60 (Call 03/15/60)	35	32,824
2.75%, 06/01/25 (Call 03/01/25)	1,059	1,154,617
3.38%, 03/15/29 (Call 12/15/28)	491	565,691
3.95%, 03/15/49 (Call 09/15/48)	813	1,009,835
4.15%, 03/15/59 (Call 09/15/58)	588	762,901
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	865	913,336
3.38%, 05/15/23	735	789,912
3.63%, 05/15/25	502	564,850
3.88%, 05/15/28	644	758,780
4.20%, 03/18/43	474	597,908
5.38%, 04/15/34	426	595,710
6.38%, 05/15/38	1,517	2,317,142
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,208	1,253,614
2.88%, 06/01/22 (Call 05/01/22)	779	808,290
3.00%, 06/01/24 (Call 05/01/24)	417	450,114
3.38%, 06/01/29 (Call 03/01/29)	315	359,645
Johnson & Johnson 1.30%, 09/01/30 (Call 06/01/30)	1,000	997,140

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.05%, 03/01/23 (Call 01/01/23)	$147	$152,413
2.10%, 09/01/40 (Call 03/01/40)	720	707,911
2.25%, 03/03/22 (Call 02/03/22)	441	451,915
2.25%, 09/01/50 (Call 03/01/50)	500	485,165
2.45%, 03/01/26 (Call 12/01/25)	620	671,968
2.63%, 01/15/25 (Call 11/15/24)	616	667,645
2.90%, 01/15/28 (Call 10/15/27)	890	998,972
2.95%, 03/03/27 (Call 12/03/26)(a)	608	678,716
3.38%, 12/05/23	304	332,053
3.40%, 01/15/38 (Call 07/15/37)	647	760,885
3.50%, 01/15/48 (Call 07/15/47)(a)	434	526,568
3.55%, 03/01/36 (Call 09/01/35)(a)	685	820,308
3.63%, 03/03/37 (Call 09/03/36)	898	1,081,605
3.70%, 03/01/46 (Call 09/01/45)(a)	943	1,167,613
3.75%, 03/03/47 (Call 09/03/46)	642	805,389
4.38%, 12/05/33 (Call 06/05/33)	622	813,495
4.50%, 09/01/40	417	556,424
4.50%, 12/05/43 (Call 06/05/43)	305	414,291
4.95%, 05/15/33	328	450,488
5.85%, 07/15/38	251	381,884
5.95%, 08/15/37	426	649,105
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	1,114	1,280,844
4.60%, 06/01/44 (Call 12/01/43)	250	328,518
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	75	75,218
2.35%, 02/10/22	466	477,925
2.35%, 06/24/40 (Call 12/24/39)	89	89,951
2.40%, 09/15/22 (Call 06/15/22)	875	904,995
2.45%, 06/24/50 (Call 12/24/49)	140	138,741
2.75%, 02/10/25 (Call 11/10/24)	993	1,075,250
2.80%, 05/18/23(a)	1,432	1,522,030
2.90%, 03/07/24 (Call 02/07/24)	543	584,621
3.40%, 03/07/29 (Call 12/07/28)	1,088	1,258,403
3.60%, 09/15/42 (Call 03/15/42)	354	420,439
3.70%, 02/10/45 (Call 08/10/44)	1,170	1,403,017
3.90%, 03/07/39 (Call 09/07/38)	480	590,155
4.00%, 03/07/49 (Call 09/07/48)	723	911,826
4.15%, 05/18/43	668	845,949
6.50%, 12/01/33(a)	703	1,079,562
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	92	96,255
2.00%, 02/14/27 (Call 12/14/26)	623	657,302
2.20%, 08/14/30 (Call 05/14/30)(a)	935	995,953
2.40%, 05/17/22 (Call 04/17/22)	637	656,874
2.40%, 09/21/22	898	933,552
2.75%, 08/14/50 (Call 02/14/50)	330	350,698
3.00%, 11/20/25 (Call 08/20/25)	1,226	1,356,042
3.10%, 05/17/27 (Call 02/17/27)	590	659,655
3.40%, 05/06/24	1,133	1,244,748
3.70%, 09/21/42	703	851,129
4.00%, 11/20/45 (Call 05/20/45)	630	802,053
4.40%, 05/06/44	1,075	1,436,092
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	286	287,184
1.70%, 05/28/30 (Call 02/28/30)	765	784,094
2.20%, 12/15/21	270	275,789
2.55%, 05/28/40 (Call 11/28/39)	404	415,651
2.63%, 04/01/30 (Call 01/01/30)	960	1,056,960
2.70%, 05/28/50 (Call 11/28/49)	331	338,600

Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 06/03/26	$386	$425,847
2.80%, 03/11/22	395	408,276
2.95%, 03/15/24 (Call 02/15/24)	368	396,031
3.00%, 06/15/23	1,148	1,224,652
3.00%, 12/15/26	697	784,662
3.20%, 09/15/23 (Call 08/15/23)	785	845,759
3.40%, 05/15/24	473	518,862
3.45%, 03/15/29 (Call 12/15/28)(a)	596	693,047
3.60%, 09/15/28 (Call 06/15/28)	265	310,315
3.90%, 03/15/39 (Call 09/15/38)	425	513,145
4.00%, 12/15/36	635	782,352
4.00%, 03/15/49 (Call 09/15/48)	1,173	1,475,786
4.10%, 09/15/38 (Call 03/15/38)	352	434,100
4.13%, 12/15/46	439	557,987
4.20%, 09/15/48 (Call 03/15/48)	477	614,953
4.30%, 06/15/43	584	744,933
4.40%, 05/15/44	547	713,293
7.20%, 03/15/39	952	1,582,557
Pharmacia LLC, 6.60%, 12/01/28	739	1,018,578
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	1,118	1,200,922
3.63%, 06/19/28 (Call 03/19/28)	393	456,120
Wyeth LLC
5.95%, 04/01/37	811	1,187,612
6.00%, 02/15/36	521	755,612
6.45%, 02/01/24	462	547,641
6.50%, 02/01/34	412	638,324

		94,281,987

Pipelines — 0.1%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	308	354,872
5.80%, 06/01/45 (Call 12/01/44)	345	448,610

		803,482

Real Estate Investment Trusts — 1.5%
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	185	193,710
2.45%, 01/15/31 (Call 10/15/30)	716	757,779
3.45%, 06/01/25 (Call 03/03/25)	625	694,444
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	240	258,936
3.15%, 07/01/29 (Call 04/01/29)	105	116,130
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	25	26,333
2.85%, 11/01/26 (Call 08/01/26)	835	916,688
3.00%, 04/15/23 (Call 01/15/23)	505	531,583
3.00%, 07/01/29 (Call 04/01/29)(a)	305	333,514
3.50%, 03/01/28 (Call 12/01/27)	325	364,913
4.50%, 07/01/44 (Call 01/01/44)	467	585,296
4.63%, 12/15/21 (Call 09/15/21)	317	328,263
Federal Realty Investment Trust
3.95%, 01/15/24 (Call 10/15/23)	180	195,107
4.50%, 12/01/44 (Call 06/01/44)	614	691,235
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	585	568,550
2.13%, 04/15/27 (Call 02/15/27)	240	253,728
2.13%, 10/15/50 (Call 04/15/50)	205	183,741
2.25%, 04/15/30 (Call 01/15/30)	857	906,389
3.00%, 04/15/50 (Call 10/15/49)	123	131,160
3.75%, 11/01/25 (Call 08/01/25)	896	1,016,817

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Public Storage
2.37%, 09/15/22 (Call 08/15/22)(a)	$570	$590,617
3.09%, 09/15/27 (Call 06/15/27)	665	740,817
3.39%, 05/01/29 (Call 02/01/29)	199	228,056
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	663	716,047
3.25%, 10/15/22 (Call 07/15/22)	861	900,959
3.25%, 01/15/31 (Call 10/15/30)	803	881,541
3.65%, 01/15/28 (Call 10/15/27)	335	374,801
4.65%, 08/01/23 (Call 05/01/23)	562	619,021
4.65%, 03/15/47 (Call 09/15/46)	236	301,490
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	304	313,436
2.35%, 01/30/22 (Call 10/30/21)	235	239,023
2.45%, 09/13/29 (Call 06/13/29)	300	296,892
2.63%, 06/15/22 (Call 03/15/22)(a)	330	338,785
2.65%, 07/15/30 (Call 04/15/30)	20	19,976
2.75%, 02/01/23 (Call 11/01/22)	454	472,446
2.75%, 06/01/23 (Call 03/01/23)	500	522,975
3.25%, 11/30/26 (Call 08/30/26)(a)	214	231,661
3.25%, 09/13/49 (Call 03/13/49)	570	518,233
3.30%, 01/15/26 (Call 10/15/25)	485	525,294
3.38%, 10/01/24 (Call 07/01/24)(a)	620	669,240
3.38%, 06/15/27 (Call 03/15/27)(a)	405	436,355
3.38%, 12/01/27 (Call 09/01/27)(a)	370	395,685
3.50%, 09/01/25 (Call 06/01/25)	402	440,029
3.75%, 02/01/24 (Call 11/01/23)	335	360,648
3.80%, 07/15/50 (Call 01/15/50)	14	13,793
4.25%, 11/30/46 (Call 05/30/46)	70	74,298
4.75%, 03/15/42 (Call 09/15/41)	386	434,462
6.75%, 02/01/40 (Call 11/01/39)	634	873,994

		21,584,890

Retail — 3.4%
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	280	285,522
1.60%, 04/20/30 (Call 01/20/30)	297	300,317
1.75%, 04/20/32 (Call 01/20/32)	1,400	1,422,876
2.30%, 05/18/22 (Call 04/18/22)	607	624,803
2.75%, 05/18/24 (Call 03/18/24)	868	935,530
3.00%, 05/18/27 (Call 02/18/27)	1,129	1,258,237
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	728	779,921
2.50%, 04/15/27 (Call 02/15/27)	393	426,350
2.63%, 06/01/22 (Call 05/01/22)	1,001	1,036,596
2.70%, 04/01/23 (Call 01/01/23)	640	672,186
2.70%, 04/15/30 (Call 01/15/30)	425	469,464
2.80%, 09/14/27 (Call 06/14/27)	660	726,119
2.95%, 06/15/29 (Call 03/15/29)	562	630,255
3.00%, 04/01/26 (Call 01/01/26)	347	386,246
3.13%, 12/15/49 (Call 06/15/49)	580	632,531
3.25%, 03/01/22	465	483,158
3.30%, 04/15/40 (Call 10/15/39)	520	590,808
3.35%, 09/15/25 (Call 06/15/25)	486	545,987
3.35%, 04/15/50 (Call 10/15/49)	731	829,166
3.50%, 09/15/56 (Call 03/15/56)	428	495,449
3.75%, 02/15/24 (Call 11/15/23)	473	518,715
3.90%, 12/06/28 (Call 09/06/28)	1,125	1,338,559
3.90%, 06/15/47 (Call 12/15/46)	443	535,986
4.20%, 04/01/43 (Call 10/01/42)	506	631,387
4.25%, 04/01/46 (Call 10/01/45)	757	963,124

Security	Par (000)	Value

Retail (continued)
4.40%, 03/15/45 (Call 09/15/44)	$470	$604,166
4.50%, 12/06/48 (Call 06/06/48)	547	726,367
4.88%, 02/15/44 (Call 08/15/43)	357	484,763
5.40%, 09/15/40 (Call 03/15/40)	940	1,331,162
5.88%, 12/16/36	1,832	2,712,990
5.95%, 04/01/41 (Call 10/01/40)	445	671,015
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	158	168,757
2.35%, 02/15/30 (Call 11/15/29)	175	189,231
2.50%, 04/15/26	753	824,671
2.65%, 09/15/30 (Call 06/15/30)(a)	494	546,166
2.90%, 01/15/22	667	687,844
3.38%, 04/15/29 (Call 01/15/29)	762	886,648
3.50%, 07/01/24	488	540,016
3.63%, 04/15/46	701	857,225
3.90%, 11/15/47 (Call 05/15/47)	573	732,689
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	758	807,960
2.50%, 05/15/23 (Call 02/15/23)	754	788,073
3.50%, 04/15/25 (Call 03/15/25)	488	542,446
3.75%, 04/15/27 (Call 02/15/27)	315	362,732
3.88%, 04/15/30 (Call 01/15/30)	570	674,920
4.50%, 04/15/50 (Call 10/15/49)	495	657,865
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	205	213,544
2.38%, 09/24/29 (Call 06/24/29)	490	533,688
2.55%, 04/11/23 (Call 01/11/23)(a)	919	963,645
2.65%, 12/15/24 (Call 10/15/24)	673	726,429
2.85%, 07/08/24 (Call 06/08/24)	205	221,679
2.95%, 09/24/49 (Call 03/24/49)	613	680,933
3.05%, 07/08/26 (Call 05/08/26)(a)	213	238,443
3.25%, 07/08/29 (Call 04/08/29)	213	246,183
3.30%, 04/22/24 (Call 01/22/24)	793	862,974
3.40%, 06/26/23 (Call 05/26/23)	920	991,990
3.55%, 06/26/25 (Call 04/26/25)	706	797,010
3.63%, 12/15/47 (Call 06/15/47)	595	725,829
3.70%, 06/26/28 (Call 03/26/28)	809	946,926
3.95%, 06/28/38 (Call 12/28/37)	819	1,023,087
4.00%, 04/11/43 (Call 10/11/42)	755	943,501
4.05%, 06/29/48 (Call 12/29/47)	1,490	1,936,493
4.30%, 04/22/44 (Call 10/22/43)	427	557,555
5.00%, 10/25/40	371	517,100
5.25%, 09/01/35	966	1,390,615
5.63%, 04/01/40	485	718,673
5.63%, 04/15/41	254	382,961
6.20%, 04/15/38(a)	200	317,054
6.50%, 08/15/37	130	207,467
7.55%, 02/15/30	547	832,200

		50,292,977

Semiconductors — 3.2%
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	430	439,215
2.75%, 06/01/50 (Call 12/01/49)	612	627,269
3.30%, 04/01/27 (Call 01/01/27)	590	665,550
3.90%, 10/01/25 (Call 07/01/25)	322	368,210
4.35%, 04/01/47 (Call 10/01/46)(a)	254	333,065
5.10%, 10/01/35 (Call 04/01/35)(a)	695	946,034
5.85%, 06/15/41	555	830,846
Intel Corp. 2.35%, 05/11/22 (Call 04/11/22)	752	773,906

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.45%, 11/15/29 (Call 08/15/29)	$598	$644,578
2.60%, 05/19/26 (Call 02/19/26)	529	577,234
2.70%, 12/15/22	785	823,504
2.70%, 06/17/24 (Call 04/17/24)	175	186,342
2.88%, 05/11/24 (Call 03/11/24)	1,058	1,137,350
3.10%, 07/29/22	635	664,928
3.10%, 02/15/60 (Call 08/15/59)	224	238,155
3.15%, 05/11/27 (Call 02/11/27)	385	430,649
3.25%, 11/15/49 (Call 05/15/49)	623	686,914
3.40%, 03/25/25 (Call 02/25/25)	1,233	1,369,826
3.70%, 07/29/25 (Call 04/29/25)	1,453	1,641,541
3.73%, 12/08/47 (Call 06/08/47)	1,159	1,364,734
3.75%, 03/25/27 (Call 01/25/27)	315	364,175
3.90%, 03/25/30 (Call 12/25/29)	833	996,918
4.00%, 12/15/32	679	841,987
4.10%, 05/19/46 (Call 11/19/45)	625	775,206
4.10%, 05/11/47 (Call 11/11/46)	872	1,081,821
4.25%, 12/15/42(a)	115	143,797
4.60%, 03/25/40 (Call 09/25/39)	336	441,386
4.75%, 03/25/50 (Call 09/25/49)	1,455	1,984,736
4.80%, 10/01/41	165	220,648
4.90%, 07/29/45 (Call 01/29/45)	252	345,988
4.95%, 03/25/60 (Call 09/25/59)	585	849,555
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	765	787,483
2.88%, 06/15/50 (Call 12/15/49)(a)	709	734,446
3.13%, 06/15/60 (Call 12/15/59)	332	350,569
3.75%, 03/15/26 (Call 01/15/26)	325	373,081
3.80%, 03/15/25 (Call 12/15/24)	85	95,351
4.00%, 03/15/29 (Call 12/15/28)	225	268,333
4.88%, 03/15/49 (Call 09/15/48)	397	551,242
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	731	811,388
3.20%, 09/16/26 (Call 06/16/26)	669	751,722
3.50%, 04/01/40 (Call 10/01/39)	878	1,017,751
3.50%, 04/01/50 (Call 10/01/49)	1,232	1,423,588
3.70%, 04/01/60 (Call 10/01/59)	280	328,706
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(d)	2,097	2,075,590
1.65%, 05/20/32 (Call 02/20/32)(d)	2,545	2,489,417
2.15%, 05/20/30 (Call 02/20/30)	265	275,134
2.60%, 01/30/23 (Call 12/30/22)	10	10,476
2.90%, 05/20/24 (Call 03/20/24)	10	10,751
3.00%, 05/20/22	10	10,410
3.25%, 05/20/27 (Call 02/20/27)	715	796,517
3.25%, 05/20/50 (Call 11/20/49)	220	242,623
3.45%, 05/20/25 (Call 02/20/25)	100	111,289
4.30%, 05/20/47 (Call 11/20/46)	794	1,009,928
4.65%, 05/20/35 (Call 11/20/34)	936	1,238,571
4.80%, 05/20/45 (Call 11/20/44)	902	1,205,415
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	535	551,906
1.75%, 05/04/30 (Call 02/04/30)	474	483,537
1.85%, 05/15/22 (Call 04/15/22)(a)	680	695,354
2.25%, 05/01/23 (Call 02/01/23)	465	484,293
2.25%, 09/04/29 (Call 06/04/29)	225	239,938
2.90%, 11/03/27 (Call 08/03/27)	1,570	1,744,898
3.88%, 03/15/39 (Call 09/15/38)	378	463,621
4.15%, 05/15/48 (Call 11/15/47)	751	978,628

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	$593	$605,032
2.95%, 06/01/24 (Call 04/01/24)	1,134	1,210,398

		47,223,453

Software — 4.8%
Adobe Inc.
1.70%, 02/01/23	644	663,693
1.90%, 02/01/25 (Call 01/01/25)	490	516,568
2.15%, 02/01/27 (Call 12/01/26)	729	776,276
2.30%, 02/01/30 (Call 11/01/29)	875	937,160
3.25%, 02/01/25 (Call 11/01/24)	1,005	1,109,610
Intuit Inc.
0.65%, 07/15/23	159	160,089
0.95%, 07/15/25 (Call 06/15/25)	113	113,905
1.35%, 07/15/27 (Call 05/15/27)	65	65,471
1.65%, 07/15/30 (Call 04/15/30)	107	107,238
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,159	1,209,498
2.13%, 11/15/22	270	280,090
2.38%, 02/12/22 (Call 01/12/22)	760	779,114
2.38%, 05/01/23 (Call 02/01/23)(a)	710	742,738
2.40%, 02/06/22 (Call 01/06/22)	341	349,607
2.40%, 08/08/26 (Call 05/08/26)	866	940,026
2.53%, 06/01/50 (Call 12/01/49)	5,142	5,245,097
2.65%, 11/03/22 (Call 09/03/22)	488	509,218
2.68%, 06/01/60 (Call 12/01/59)	1,689	1,721,750
2.70%, 02/12/25 (Call 11/12/24)	583	632,858
2.88%, 02/06/24 (Call 12/06/23)	1,242	1,332,033
3.13%, 11/03/25 (Call 08/03/25)	827	919,748
3.30%, 02/06/27 (Call 11/06/26)	1,676	1,905,042
3.45%, 08/08/36 (Call 02/08/36)	960	1,155,581
3.50%, 02/12/35 (Call 08/12/34)	788	956,065
3.50%, 11/15/42	599	719,327
3.63%, 12/15/23 (Call 09/15/23)	1,044	1,142,480
3.70%, 08/08/46 (Call 02/08/46)	2,156	2,658,111
3.75%, 02/12/45 (Call 08/12/44)(a)	92	113,676
3.95%, 08/08/56 (Call 02/08/56)	764	991,130
4.00%, 02/12/55 (Call 08/12/54)	585	776,582
4.10%, 02/06/37 (Call 08/06/36)	803	1,027,679
4.20%, 11/03/35 (Call 05/03/35)(a)	672	876,953
4.25%, 02/06/47 (Call 08/06/46)(a)	793	1,068,996
4.45%, 11/03/45 (Call 05/03/45)	214	292,829
4.50%, 10/01/40	203	271,927
4.50%, 02/06/57 (Call 08/06/56)	275	392,628
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	1,016	1,068,273
2.50%, 05/15/22 (Call 03/15/22)	1,169	1,203,579
2.50%, 10/15/22	437	455,044
2.50%, 04/01/25 (Call 03/01/25)	1,708	1,829,644
2.63%, 02/15/23 (Call 01/15/23)(a)	694	727,596
2.65%, 07/15/26 (Call 04/15/26)	1,008	1,097,228
2.80%, 04/01/27 (Call 02/01/27)	1,176	1,284,239
2.95%, 11/15/24 (Call 09/15/24)	1,040	1,126,684
2.95%, 05/15/25 (Call 02/15/25)	533	580,282
2.95%, 04/01/30 (Call 01/01/30)	1,777	1,959,871
3.25%, 11/15/27 (Call 08/15/27)	1,532	1,721,202
3.25%, 05/15/30 (Call 02/15/30)(a)	1,585	1,805,569
3.40%, 07/08/24 (Call 04/08/24)	967	1,056,534
3.60%, 04/01/40 (Call 10/01/39)	1,600	1,790,544
3.60%, 04/01/50 (Call 10/01/49)	2,155	2,364,746

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.63%, 07/15/23	$721	$782,581
3.80%, 11/15/37 (Call 05/15/37)	1,007	1,164,857
3.85%, 07/15/36 (Call 01/15/36)	588	686,655
3.85%, 04/01/60 (Call 10/01/59)	1,515	1,719,328
3.90%, 05/15/35 (Call 11/15/34)	1,017	1,218,173
4.00%, 07/15/46 (Call 01/15/46)(a)	1,350	1,569,024
4.00%, 11/15/47 (Call 05/15/47)	1,078	1,251,730
4.13%, 05/15/45 (Call 11/15/44)	698	823,354
4.30%, 07/08/34 (Call 01/08/34)	1,488	1,846,519
4.38%, 05/15/55 (Call 11/15/54)	918	1,137,631
4.50%, 07/08/44 (Call 01/08/44)	600	742,320
5.38%, 07/15/40	1,145	1,586,833
6.13%, 07/08/39	668	991,953
6.50%, 04/15/38(a)	277	426,624
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	599	639,630
3.70%, 04/11/28 (Call 01/11/28)	983	1,154,278

		71,273,318

Telecommunications — 0.9%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	400	430,172
3.13%, 07/16/22	440	457,767
4.38%, 07/16/42	779	945,807
4.38%, 04/22/49 (Call 10/22/48)	585	716,900
6.13%, 03/30/40	952	1,357,933
6.38%, 03/01/35(a)	435	632,151
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	1,086	1,140,843
2.50%, 09/20/26 (Call 06/20/26)	809	884,981
2.60%, 02/28/23	180	189,205
2.95%, 02/28/26	1,062	1,181,518
3.00%, 06/15/22	1,091	1,139,331
3.50%, 06/15/25(a)	403	455,849
3.63%, 03/04/24	774	853,885
5.50%, 01/15/40	1,096	1,593,135
5.90%, 02/15/39	832	1,241,327

		13,220,804

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	393	413,813
3.00%, 04/01/25 (Call 01/01/25)	505	552,404
3.05%, 03/15/22 (Call 12/15/21)	165	169,633
3.05%, 09/01/22 (Call 06/01/22)	569	592,813
3.05%, 02/15/51 (Call 08/15/50)	465	498,931
3.25%, 06/15/27 (Call 03/15/27)(a)	409	460,583
3.40%, 09/01/24 (Call 12/01/23)	603	661,340
3.55%, 02/15/50 (Call 08/15/49)	341	393,118
3.75%, 04/01/24 (Call 01/01/24)	355	389,258
3.85%, 09/01/23 (Call 06/01/23)(a)	692	751,747
3.90%, 08/01/46 (Call 02/01/46)	303	361,543
4.05%, 06/15/48 (Call 12/15/47)	308	382,234
4.13%, 06/15/47 (Call 12/15/46)	275	337,810
4.15%, 04/01/45 (Call 10/01/44)	442	543,130
4.15%, 12/15/48 (Call 06/15/48)	300	373,257
4.38%, 09/01/42 (Call 03/01/42)	410	513,837
4.40%, 03/15/42 (Call 09/15/41)	404	501,518
4.45%, 03/15/43 (Call 09/15/42)	377	475,288
4.55%, 09/01/44 (Call 03/01/44)	355	456,818
4.70%, 09/01/45 (Call 03/01/45)(a)	448	589,353

Security	Par/ Shares (000)	Value

Transportation (continued)
4.90%, 04/01/44 (Call 10/01/43)	$447	$602,391
5.05%, 03/01/41 (Call 09/01/40)	332	441,826
5.15%, 09/01/43 (Call 03/01/43)	331	450,968
5.40%, 06/01/41 (Call 12/01/40)(a)	245	338,396
5.75%, 05/01/40 (Call 11/01/39)	341	483,453
6.15%, 05/01/37(a)	415	609,842
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	255	247,656
2.75%, 03/01/26 (Call 12/01/25)(a)	476	518,174
3.20%, 08/02/46 (Call 02/02/46)	436	483,380
3.65%, 02/03/48 (Call 08/03/47)	291	345,571
4.45%, 01/20/49 (Call 07/20/48)	251	337,793
6.25%, 08/01/34	422	634,308
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	475	489,050
2.40%, 11/15/26 (Call 08/15/26)	304	329,904
2.45%, 10/01/22	917	954,175
2.50%, 04/01/23 (Call 03/01/23)	971	1,019,064
2.80%, 11/15/24 (Call 09/15/24)	142	153,672
3.05%, 11/15/27 (Call 08/15/27)	593	662,286
3.40%, 03/15/29 (Call 12/15/28)	518	594,566
3.40%, 11/15/46 (Call 05/15/46)	450	499,851
3.40%, 09/01/49 (Call 03/01/49)	245	281,211
3.75%, 11/15/47 (Call 05/15/47)	613	738,610
3.90%, 04/01/25 (Call 03/01/25)	612	695,116
4.25%, 03/15/49 (Call 09/15/48)	73	93,801
4.45%, 04/01/30 (Call 01/01/30)	297	369,317
4.88%, 11/15/40 (Call 05/15/40)	1,081	1,425,093
5.20%, 04/01/40 (Call 10/01/39)	28	38,227
5.30%, 04/01/50 (Call 10/01/49)	167	243,033
6.20%, 01/15/38	587	881,897

		24,381,059

Total Corporate Bonds & Notes — 98.6% (Cost: $1,404,045,685)		1,464,966,160

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(e)(f)(g)	57,069	57,109,372
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	10,417	10,417,000

		67,526,372

Total Short-Term Investments — 4.6% (Cost: $67,510,329)		67,526,372

Total Investments in Securities — 103.2% (Cost: $1,471,556,014)		1,532,492,532

Other Assets, Less Liabilities — (3.2)%		(47,069,241)

Net Assets — 100.0%		$1,485,423,291

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$25,614,542	$31,508,260	(a)	$—	$(20,139)	$6,709	$57,109,372	57,069	$184,920	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,677,000	8,740,000	(a)	—	—	—	10,417,000	10,417	19,200		—

					$(20,139)	$6,709	$67,526,372		$204,120		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments Assets
Corporate Bonds & Notes	$—	$1,464,966,160	$—	$1,464,966,160
Money Market Funds	67,526,372	—	—	67,526,372

	$67,526,372	$1,464,966,160	$—	$1,532,492,532

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments October 31, 2020	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Lamar Media Corp.
4.00%, 02/15/30 (Call 02/15/25)	$50	$50,438
4.88%, 01/15/29 (Call 01/15/24)	100	104,000

		154,438

Aerospace & Defense — 1.3%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	105,230
5.90%, 02/01/27	45	49,275
5.95%, 02/01/37	75	81,750
6.88%, 05/01/25 (Call 04/01/25)	200	222,500
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	50	51,313
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	200	202,500
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	75	72,529
5.38%, 05/01/26 (Call 05/01/21)(a)	50	50,500
Spirit AeroSystems Inc., 5.50%, 01/15/25 (Call 10/15/22)(a)	75	76,312

		911,909

Agriculture — 0.1%
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/21)(a)	100	99,750

Airlines — 0.7%
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	100	87,052
3.63%, 03/15/22 (Call 02/15/22)	100	97,999
3.75%, 10/28/29 (Call 07/28/29)	70	58,492
3.80%, 04/19/23 (Call 03/19/23)	75	70,935
7.38%, 01/15/26 (Call 12/15/25)	125	129,375
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	85	90,100

		533,953

Apparel — 1.0%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	150	156,232
4.88%, 05/15/26 (Call 02/15/26)(a)	75	80,625
5.38%, 05/15/25 (Call 05/15/22)(a)	100	105,250
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)	120	123,000
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	30	29,288
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	50	48,307
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	50	52,500
5.63%, 03/15/27 (Call 03/15/22)(a)	25	26,234
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(a)	75	79,875

		701,311

Auto Manufacturers — 2.6%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/21)(a)	125	126,119
5.88%, 06/01/29 (Call 06/01/24)(a)	75	82,031
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	200	213,250
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	150	151,097
5.29%, 12/08/46 (Call 06/08/46)	50	47,267
7.45%, 07/16/31	100	119,125
8.50%, 04/21/23	300	331,125
9.00%, 04/22/25 (Call 03/22/25)	150	176,759
Ford Motor Credit Co. LLC
3.35%, 11/01/22	200	199,250
3.66%, 09/08/24	250	247,862

Security	Par (000)	Value

Auto Manufacturers (continued)
5.11%, 05/03/29 (Call 02/03/29)	$200	$207,750

		1,901,635

Auto Parts & Equipment — 1.0%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(a)	75	77,625
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	50	51,625
5.63%, 06/15/28 (Call 06/15/23)	50	52,485
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27
(Call 05/15/22)(a)(b)	200	208,500
Meritor Inc., 6.25%, 06/01/25 (Call 06/01/22)(a)	25	26,125
ZF North America Capital Inc.
4.50%, 04/29/22(a)	150	154,236
4.75%, 04/29/25(a)	150	155,250

		725,846

Banks — 3.6%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(c)	50	52,063
5.00%, 08/15/22	125	132,031
5.00%, 08/01/23	125	134,687
6.13%, 03/09/28	75	91,125
Commerzbank AG, 8.13%, 09/19/23(a)	200	229,582
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(c)	200	194,009
4.50%, 04/01/25	400	407,856
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	146,000
Goldman Sachs Capital I, 6.35%, 02/15/34	100	135,333
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	400	422,139
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(c)(d)	100	121,667
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(c)	300	303,853
7.30%, 04/02/34 (Call 04/02/29)(a)(c)	200	229,144

		2,599,489

Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	50	50,250

Building Materials — 1.3%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	35	37,412
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	100	107,250
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(a)	200	205,000
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	25	26,688
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/21)	50	51,300
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	50	53,000
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	50	52,500
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	75	73,000
4.38%, 07/15/30 (Call 07/15/25)(a)	125	128,750
4.75%, 01/15/28 (Call 01/15/23)(a)	50	52,250
5.00%, 02/15/27 (Call 02/15/22)(a)	175	180,469

		967,619

Chemicals — 2.5%
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	32,035
CF Industries Inc.
3.45%, 06/01/23	75	76,688
4.95%, 06/01/43	50	59,935
5.15%, 03/15/34	70	81,988
5.38%, 03/15/44	100	122,750
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	50	50,688

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	$65	$65,988
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	120	122,196
5.25%, 12/15/29 (Call 09/15/29)	50	50,661
5.65%, 12/01/44 (Call 06/01/44)	25	24,031
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	75	77,250
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	125	123,650
5.00%, 05/01/25 (Call 01/31/25)(a)	50	49,406
5.25%, 06/01/27 (Call 03/03/27)(a)	100	97,650
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)	200	204,500
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	50	50,375
5.63%, 08/01/29 (Call 08/01/24)	100	103,374
9.50%, 06/01/25 (Call 03/01/25)(a)	75	88,697
Valvoline Inc.
4.25%, 02/15/30 (Call 02/15/25)(a)	75	76,500
4.38%, 08/15/25 (Call 08/15/21)	150	154,312
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/12/23)(a)	75	78,132

		1,790,806

Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/21)(a)	25	16,500

Commercial Services — 3.1%
ADT Security Corp. (The)
3.50%, 07/15/22	75	76,311
4.13%, 06/15/23	175	181,934
4.88%, 07/15/32(a)	100	102,970
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	50	49,812
4.63%, 10/01/27 (Call 10/01/22)(a)	25	25,563
5.13%, 10/01/24 (Call 10/01/21)(a)	100	102,560
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	50	51,414
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	23	19,453
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 10.50%, 05/15/25 (Call 05/15/22)(a)	35	40,119
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)	75	76,525
5.50%, 07/15/25 (Call 06/18/22)(a)	25	26,005
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(a)	50	48,750
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)	75	76,695
4.50%, 07/01/28 (Call 07/01/23)(a)	85	88,737
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	50	52,422
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	45	45,788
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	50	48,250
5.75%, 04/15/26(a)	150	159,750
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	100	101,375
5.13%, 06/01/29 (Call 06/01/24)	75	81,962
United Rentals North America Inc.
3.88%, 02/15/31 (Call 08/15/25)	145	146,450
4.88%, 01/15/28 (Call 01/15/23)	200	210,000
5.25%, 01/15/30 (Call 01/15/25)	100	108,375
5.50%, 05/15/27 (Call 05/15/22)	150	159,469
5.88%, 09/15/26 (Call 09/15/21)	125	131,547

		2,212,236

Security	Par (000)	Value

Computers — 1.0%
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	$75	$76,125
Dell Inc., 6.50%, 04/15/38	75	89,742
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/21)(a)	150	155,442
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	120	122,346
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	225	242,336

		685,991

Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/23)(a)	295	310,039

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(a)	50	50,750
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	100	105,250
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	50	50,625
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/21)(a)	95	99,374
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	75	77,724

		383,723

Diversified Financial Services — 3.5%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	100	113,649
Credit Acceptance Corp., 5.13%, 12/31/24 (Call 12/31/21)(a)	75	74,438
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	75	78,187
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	75	75,750
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	50	51,250
5.75%, 09/15/25 (Call 03/15/21)(a)	100	103,535
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	75	70,038
5.50%, 01/25/23	125	124,687
5.63%, 08/01/33	75	64,293
6.13%, 03/25/24	100	101,250
6.50%, 06/15/22	100	102,000
6.75%, 06/25/25	50	50,750
6.75%, 06/15/26	50	50,375
7.25%, 01/25/22	100	103,250
7.25%, 09/25/23	50	52,438
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	100	102,754
5.63%, 03/15/23	150	156,187
6.13%, 05/15/22	100	104,125
6.13%, 03/15/24 (Call 09/15/23)	125	131,400
6.63%, 01/15/28 (Call 07/15/27)	100	109,361
6.88%, 03/15/25	150	165,000
7.13%, 03/15/26	100	110,886
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	45	47,205
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)	100	104,526
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(a)	75	73,875
3.88%, 03/01/31 (Call 03/01/26)(a)	125	122,969
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	15	15,188
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	25	26,375
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	50	50,610

		2,536,351

Electric — 3.9%
AES Corp. (The), 5.50%, 04/15/25 (Call 04/15/21)	100	102,721
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	125	127,187

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2020	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.25%, 06/01/26 (Call 06/01/21)(a)	$115	$118,119
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 03/15/23)(a)	135	141,919
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(a)	50	52,250
4.35%, 04/15/29 (Call 01/15/29)	100	108,467
Electricite de France SA
5.25%, (Call 01/29/23)(a)(c)(d)	200	207,320
5.63%, (Call 01/22/24)(a)(c)(d)	200	210,000
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(c)	75	83,062
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	75	77,651
4.25%, 09/15/24 (Call 07/15/24)(a)	75	78,563
4.50%, 09/15/27 (Call 06/15/27)(a)	75	81,938
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)	75	81,281
5.75%, 01/15/28 (Call 01/15/23)	100	107,845
6.63%, 01/15/27 (Call 07/15/21)	125	131,562
7.25%, 05/15/26 (Call 05/15/21)	100	105,699
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	75	78,197
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	100	100,252
5.25%, 07/01/30 (Call 06/15/25)	100	100,000
Talen Energy Supply LLC
6.63%, 01/15/28 (Call 01/15/23)(a)	25	23,875
7.25%, 05/15/27 (Call 05/15/22)(a)	75	75,155
7.63%, 06/01/28 (Call 06/01/23)(a)	60	58,725
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(a)	50	50,500
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	75	77,625
6.50%, 03/15/40	25	26,000
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	130	135,850
5.50%, 09/01/26 (Call 09/01/21)(a)	100	103,500
5.63%, 02/15/27 (Call 02/15/22)(a)	130	135,525

		2,780,788

Electrical Components & Equipment — 0.0%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)	26	26,715

Electronics — 0.5%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	75	80,202
Sensata Technologies BV
5.00%, 10/01/25(a)	50	54,582
5.63%, 11/01/24(a)	50	54,860
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	100	99,000
4.38%, 02/15/30 (Call 11/15/29)(a)	50	52,250

		340,894

Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	75	80,474
5.00%, 01/31/28 (Call 07/31/27)(a)	95	104,294

		184,768

Engineering & Construction — 0.7%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	100	109,370
5.88%, 10/15/24 (Call 07/15/24)	100	110,000

Security	Par (000)	Value

Engineering & Construction (continued)
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	$50	$45,375
4.25%, 09/15/28 (Call 06/15/28)	75	67,072
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	50	51,375
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)	100	102,500

		485,692

Entertainment — 1.2%
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(a)	25	25,813
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)	200	204,751
6.50%, 02/15/25 (Call 08/15/24)(a)	350	374,500
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	100	105,712
WMG Acquisition Corp., 3.00%, 02/15/31 (Call 02/15/26)(a)	125	118,750

		829,526

Environmental Control — 0.5%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/22)(a)	100	104,500
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)	75	75,000
4.25%, 06/01/25 (Call 06/01/22)(a)	100	102,000
5.13%, 12/15/26 (Call 12/15/22)(a)	50	52,510
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)	50	51,125

		385,135

Food — 2.7%
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	220	223,558
4.00%, 06/15/23 (Call 05/15/23)	100	105,849
4.25%, 03/01/31 (Call 12/01/30)(a)	100	108,515
4.38%, 06/01/46 (Call 12/01/45)	125	128,311
4.88%, 10/01/49 (Call 04/01/49)(a)	150	158,586
5.00%, 06/04/42	145	159,350
5.20%, 07/15/45 (Call 01/15/45)	150	166,174
6.50%, 02/09/40	50	63,500
6.75%, 03/15/32	100	131,613
6.88%, 01/26/39	95	127,090
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	100	103,250
4.88%, 11/01/26 (Call 11/01/21)(a)	150	155,792
4.88%, 05/15/28 (Call 11/15/27)(a)	50	54,175
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/21)(a)	100	102,375
5.88%, 09/30/27 (Call 09/30/22)(a)	150	158,457

		1,946,595

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(a)	50	50,250

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	95	101,650
5.63%, 05/20/24 (Call 03/20/24)	50	53,125
5.75%, 05/20/27 (Call 02/20/27)	95	104,098
5.88%, 08/20/26 (Call 05/20/26)	50	54,769

		313,642

Hand & Machine Tools — 0.1%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)	50	52,625

Health Care - Products — 0.7%
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/21)(a)	100	104,490
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)	50	51,687

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	$145	$145,725
4.63%, 02/01/28 (Call 02/01/23)(a)	100	104,500
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	100	104,500

		510,902

Health Care - Services — 4.7%
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	107	111,114
3.38%, 02/15/30 (Call 02/15/25)	225	233,719
4.25%, 12/15/27 (Call 12/15/22)	250	263,175
4.63%, 12/15/29 (Call 12/15/24)	320	348,395
4.75%, 01/15/25 (Call 01/15/21)	250	256,875
5.38%, 06/01/26 (Call 06/01/21)(a)	175	184,137
5.38%, 08/15/26 (Call 08/15/21)(a)	50	52,875
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	50	52,250
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	320	327,229
5.38%, 02/01/25	275	304,516
5.38%, 09/01/26 (Call 03/01/26)	100	112,375
5.63%, 09/01/28 (Call 03/01/28)	200	232,790
5.88%, 05/01/23	150	163,125
5.88%, 02/15/26 (Call 08/15/25)	220	248,600
IQVIA Inc., 5.00%, 10/15/26 (Call 10/15/21)(a)	200	207,279
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	50	52,568
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/21)(a)	100	102,000
5.38%, 11/15/22 (Call 08/15/22)	100	103,914

		3,356,936

Holding Companies - Diversified — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	175	178,062
5.25%, 05/15/27 (Call 11/15/26)	100	103,481
6.25%, 02/01/22 (Call 02/01/21)	150	150,375
6.25%, 05/15/26 (Call 05/15/22)	120	124,500
6.75%, 02/01/24 (Call 02/01/21)	50	51,015

		607,433

Home Builders — 2.4%
KB Home
4.80%, 11/15/29 (Call 05/15/29)	50	54,000
6.88%, 06/15/27 (Call 12/15/26)	25	29,500
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	225	242,466
4.75%, 11/29/27 (Call 05/29/27)	175	200,375
5.25%, 06/01/26 (Call 12/01/25)	25	28,380
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	50	51,750
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	45	45,675
5.25%, 12/15/27 (Call 12/15/22)(a)	50	52,875
MDC Holdings Inc.
3.85%, 01/15/30 (Call 07/15/29)	25	26,425
5.50%, 01/15/24 (Call 10/15/23)	50	53,500
6.00%, 01/15/43 (Call 10/15/42)	50	62,522
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	75	84,231
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	100	114,500
5.50%, 03/01/26 (Call 12/01/25)	25	28,875
6.00%, 02/15/35	35	43,400
6.38%, 05/15/33	25	31,875

Security	Par (000)	Value

Home Builders (continued)
7.88%, 06/15/32	$25	$35,375
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	75	81,426
5.75%, 01/15/28 (Call 10/15/27)(a)	50	55,500
5.88%, 06/15/27 (Call 03/15/27)(a)	25	27,625
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.88%, 04/15/23 (Call 01/15/23)(a)	25	26,440
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	25	27,296
4.88%, 11/15/25 (Call 08/15/25)	25	27,687
4.88%, 03/15/27 (Call 12/15/26)	125	141,562
5.63%, 01/15/24 (Call 10/15/23)	50	54,625
TRI Pointe Group Inc., 5.70%, 06/15/28 (Call 12/15/27)	75	83,250
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	50	54,094

		1,765,229

Home Furnishings — 0.1%
Tempur Sealy International Inc., 5.50%, 06/15/26 (Call 06/15/21)	50	51,999

Household Products & Wares — 0.1%
Central Garden & Pet Co., 4.13%, 10/15/30 (Call 10/15/25)	50	50,625

Housewares — 0.7%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	150	156,558
4.70%, 04/01/26 (Call 01/01/26)	220	234,300
5.88%, 04/01/36 (Call 10/01/35)	50	58,500
6.00%, 04/01/46 (Call 10/01/45)	50	59,078

		508,436

Insurance — 0.6%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(c)	25	27,216
Enstar Finance LLC, 5.75%, 09/01/40 (Call 09/01/25)(c)	50	50,860
Liberty Mutual Group Inc., 7.80%, 03/15/37(a)	25	30,670
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	100	102,750
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	50	54,500
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	25	25,562
6.63%, 03/15/25 (Call 09/15/24)	100	108,250

		399,808

Internet — 2.4%
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)	100	98,875
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	50	51,063
5.00%, 12/15/27 (Call 12/15/22)(a)	50	52,007
Netflix Inc.
4.38%, 11/15/26	100	108,548
4.88%, 04/15/28	195	219,316
4.88%, 06/15/30 (Call 03/15/30)(a)	150	171,187
5.38%, 11/15/29(a)	100	117,125
5.50%, 02/15/22	100	105,063
5.88%, 02/15/25	100	113,125
5.88%, 11/15/28	200	238,959
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/21)(a)	150	152,769
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)	70	73,416
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/21)	75	75,778
4.75%, 07/15/27 (Call 07/15/22)	75	79,500
5.25%, 04/01/25 (Call 01/01/25)	50	56,021

		1,712,752

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2020	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 1.1%
ArcelorMittal SA
4.25%, 07/16/29	$100	$105,416
4.55%, 03/11/26	50	53,829
7.25%, 10/15/39	110	134,451
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	70	73,428
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (Call 03/04/23)(a)	110	115,500
9.88%, 10/17/25 (Call 10/17/22)(a)	75	85,781
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	90	93,825
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)	25	24,750
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	70	76,300

		763,280

Leisure Time — 1.4%
Carnival Corp.
9.88%, 08/01/27 (Call 02/01/24)(a)	100	103,938
10.50%, 02/01/26 (Call 08/01/23)(a)	50	54,125
11.50%, 04/01/23 (Call 01/01/23)(a)	370	406,386
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (Call 03/01/23)(a)	95	103,598
11.50%, 06/01/25 (Call 06/01/22)(a)	275	314,531

		982,578

Lodging — 2.2%
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/21)	75	74,588
4.88%, 01/15/30 (Call 01/15/25)	150	154,312
5.13%, 05/01/26 (Call 05/01/21)	175	177,187
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/21)	150	151,389
4.88%, 04/01/27 (Call 04/01/22)	40	40,465
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	50	52,125
MGM Resorts International
4.75%, 10/15/28 (Call 07/15/28)	75	73,313
5.50%, 04/15/27 (Call 01/15/27)	100	100,961
5.75%, 06/15/25 (Call 03/15/25)	75	77,931
6.00%, 03/15/23	75	77,812
6.75%, 05/01/25 (Call 05/01/22)	100	105,190
7.75%, 03/15/22	100	105,032
Wyndham Destinations Inc.
4.63%, 03/01/30 (Call 12/01/29)(a)	50	47,875
5.65%, 04/01/24 (Call 02/01/24)	50	51,100
6.00%, 04/01/27 (Call 01/01/27)	50	51,500
6.60%, 10/01/25 (Call 07/01/25)	25	26,625
6.63%, 07/31/26 (Call 04/30/26)(a)	70	74,477
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)	100	99,392
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(a)	75	71,531

		1,612,805

Machinery — 0.1%
BWX Technologies Inc., 4.13%, 06/30/28 (Call 06/30/23)(a)	50	50,500

Manufacturing — 0.3%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	25	25,688
5.63%, 07/01/27 (Call 07/01/22)(a)	100	105,000
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	50	53,375
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	50	51,575

		235,638

Security	Par (000)	Value

Media — 6.8%
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/21)	$100	$99,750
5.00%, 04/01/24 (Call 04/01/21)	95	95,446
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	175	179,338
4.50%, 08/15/30 (Call 02/15/25)(a)	175	181,870
4.50%, 05/01/32 (Call 05/01/26)(a)	175	180,906
4.75%, 03/01/30 (Call 09/01/24)(a)	125	131,481
5.00%, 02/01/28 (Call 08/01/22)(a)	150	157,575
5.13%, 05/01/27 (Call 05/01/22)(a)	200	210,000
5.38%, 06/01/29 (Call 06/01/24)(a)	100	108,250
5.50%, 05/01/26 (Call 05/01/21)(a)	100	104,000
5.75%, 02/15/26 (Call 02/15/21)(a)	150	155,499
CSC Holdings LLC
5.38%, 02/01/28 (Call 02/01/23)(a)	250	265,625
5.50%, 05/15/26 (Call 05/15/21)(a)	200	208,100
6.50%, 02/01/29 (Call 02/01/24)(a)	400	443,808
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26 (Call 08/15/22)(a)	175	102,266
Meredith Corp., 6.50%, 07/01/25 (Call 07/01/22)(a)	50	51,375
Quebecor Media Inc., 5.75%, 01/15/23	125	134,187
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)	125	125,937
4.13%, 07/01/30 (Call 07/01/25)(a)	100	102,801
4.63%, 07/15/24 (Call 07/15/21)(a)	125	128,900
5.00%, 08/01/27 (Call 08/01/22)(a)	175	183,312
5.38%, 07/15/26 (Call 07/15/21)(a)	125	130,182
5.50%, 07/01/29 (Call 07/01/24)(a)	175	190,479
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	100	98,608
4.75%, 03/15/26 (Call 03/15/23)(a)	75	77,063
5.00%, 09/15/29 (Call 09/15/24)	100	101,250
ViacomCBS Inc., 6.25%, 02/28/57 (Call 02/28/27)(c)	75	81,563
Videotron Ltd.
5.00%, 07/15/22	125	130,950
5.13%, 04/15/27 (Call 04/15/22)(a)	75	79,313
Virgin Media Secured Finance PLC, 5.50%, 05/15/29 (Call 05/15/24)(a)	366	391,038
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)	300	311,250

		4,942,122

Mining — 2.5%
Alcoa Nederland Holding BV, 5.50%, 12/15/27 (Call 06/15/23)(a)	200	210,500
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	50	52,938
6.13%, 02/15/28 (Call 02/15/23)(a)	65	68,486
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	50	53,547
4.75%, 05/15/22 (Call 02/15/22)(a)	100	102,330
5.13%, 05/15/24 (Call 02/15/24)(a)	75	80,241
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	103,300
4.13%, 03/01/28 (Call 03/01/23)	100	102,063
4.25%, 03/01/30 (Call 03/01/25)	100	105,062
4.38%, 08/01/28 (Call 08/01/23)	100	104,375
4.55%, 11/14/24 (Call 08/14/24)	100	107,500
5.25%, 09/01/29 (Call 09/01/24)	100	108,000
5.40%, 11/14/34 (Call 05/14/34)	100	114,500
5.45%, 03/15/43 (Call 09/15/42)	165	187,687
Kaiser Aluminum Corp. 4.63%, 03/01/28 (Call 03/01/23)(a)	25	24,625

40	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
6.50%, 05/01/25 (Call 05/01/22)(a)	$75	$79,500
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)	200	208,006

		1,812,660

Office & Business Equipment — 0.9%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	75	74,906
4.25%, 04/01/28 (Call 10/01/22)	125	129,104
5.50%, 12/01/24 (Call 06/01/24)	100	110,500
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	50	48,625
Xerox Corp.
4.38%, 03/15/23 (Call 02/15/23)	150	156,109
6.75%, 12/15/39	50	52,575
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(a)	100	98,720

		670,539

Oil & Gas — 8.7%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	100	88,375
4.25%, 01/15/44 (Call 07/15/43)	25	21,188
4.38%, 10/15/28 (Call 07/15/28)	100	91,450
4.75%, 04/15/43 (Call 10/15/42)	100	88,500
4.88%, 11/15/27 (Call 05/15/27)	150	140,775
5.10%, 09/01/40 (Call 03/01/40)	170	156,063
5.35%, 07/01/49 (Call 01/01/49)	75	65,250
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	130	132,049
4.25%, 04/15/27 (Call 01/15/27)	100	101,806
5.25%, 06/15/37 (Call 12/15/36)	75	73,385
5.38%, 07/15/25 (Call 04/15/25)	100	105,437
5.40%, 06/15/47 (Call 12/15/46)	50	49,331
6.75%, 11/15/39	150	166,787
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	100	93,125
4.38%, 01/15/28 (Call 10/15/27)	100	90,000
4.50%, 04/15/23 (Call 01/15/23)	145	137,850
4.90%, 06/01/44 (Call 12/01/43)	75	61,991
5.00%, 09/15/22 (Call 11/30/20)	100	98,500
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	100	72,750
Endeavor Energy Resources LP/EER Finance Inc.
5.75%, 01/30/28 (Call 01/30/23)(a)	125	129,687
6.63%, 07/15/25 (Call 07/15/22)(a)	75	77,812
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	100	99,842
3.90%, 10/01/27 (Call 07/01/27)	100	96,032
5.00%, 01/15/29	20	20,000
7.88%, 02/01/25 (Call 01/01/25)	50	55,625
8.75%, 02/01/30 (Call 11/01/29)	50	62,125
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/21)(a)	50	46,250
5.75%, 10/01/25 (Call 04/01/21)(a)	25	23,110
6.25%, 11/01/28 (Call 11/01/23)(a)	75	68,704
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	25	25,750
MEG Energy Corp., 6.50%, 01/15/25 (Call 01/15/21)(a)	50	48,625
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/22)	100	78,908
6.38%, 12/01/42 (Call 06/01/42)	50	37,250
6.88%, 08/15/24 (Call 08/15/21)	70	62,650
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	100	93,987
5.63%, 07/01/24	70	67,725

Security	Par (000)	Value

Oil & Gas (continued)
5.75%, 01/30/22	$100	$100,700
Occidental Petroleum Corp.
2.70%, 08/15/22	150	138,712
2.70%, 02/15/23 (Call 08/15/22)	100	89,500
2.90%, 08/15/24 (Call 06/15/24)	200	166,460
3.20%, 08/15/26 (Call 06/15/26)	100	77,250
3.40%, 04/15/26 (Call 01/15/26)	75	58,664
3.50%, 06/15/25 (Call 03/15/25)	75	60,489
3.50%, 08/15/29 (Call 05/15/29)	100	72,146
4.20%, 03/15/48 (Call 09/15/47)	50	32,500
4.40%, 04/15/46 (Call 10/15/45)	75	50,417
4.40%, 08/15/49 (Call 02/15/49)	50	33,500
4.63%, 06/15/45 (Call 12/15/44)	75	50,625
5.88%, 09/01/25 (Call 06/01/25)	50	44,000
6.20%, 03/15/40	75	60,885
6.38%, 09/01/28 (Call 03/01/28)	25	21,875
6.45%, 09/15/36	125	101,250
6.60%, 03/15/46 (Call 09/15/45)	65	53,814
6.63%, 09/01/30 (Call 03/01/30)	150	131,445
7.50%, 05/01/31	75	68,437
8.00%, 07/15/25 (Call 04/15/25)	50	48,750
8.50%, 07/15/27 (Call 01/15/27)	50	47,750
Ovintiv Inc.
6.50%, 08/15/34	75	70,427
6.50%, 02/01/38	100	91,407
7.20%, 11/01/31	50	49,588
7.38%, 11/01/31	50	50,317
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/22)(a)	50	51,604
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/21)(a)	175	180,250
5.63%, 10/15/27 (Call 10/15/22)(a)	75	79,781
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)	50	19,248
7.25%, 06/15/25 (Call 06/15/21)	75	31,125
9.25%, 05/15/25 (Call 05/15/22)(a)	75	66,563
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	75	70,687
6.13%, 09/15/24 (Call 09/15/21)	50	48,625
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/21)(a)	75	71,418
6.88%, 06/30/23 (Call 06/30/21)(a)	100	100,000
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)	50	50,094
7.50%, 04/01/26 (Call 04/01/21)	75	76,335
7.75%, 10/01/27 (Call 10/01/22)	50	51,688
8.38%, 09/15/28 (Call 09/15/23)	50	52,250
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/21)	125	125,937
5.50%, 02/15/26 (Call 02/15/21)	75	75,141
5.88%, 03/15/28 (Call 03/15/23)	25	25,938
6.00%, 04/15/27 (Call 04/15/22)	75	77,528
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	50	51,035
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	100	96,000
5.75%, 06/01/26 (Call 06/01/21)	100	102,700
5.88%, 06/15/28 (Call 06/15/23)	50	51,125

		6,254,674

Packaging & Containers — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 04/30/25 (Call 04/30/22)(a)	400	418,532

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2020	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	$100	$98,875
4.00%, 11/15/23	100	105,614
4.88%, 03/15/26 (Call 12/15/25)	100	111,250
5.00%, 03/15/22	100	104,155
5.25%, 07/01/25	125	141,378
Berry Global Inc., 4.88%, 07/15/26 (Call 07/15/22)(a)	150	156,893
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	75	78,188
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	125	130,000
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	125	129,687
Graphic Packaging International LLC
3.50%, 03/15/28(a)	50	50,020
3.50%, 03/01/29 (Call 09/01/28)(a)	75	75,000
4.75%, 07/15/27 (Call 04/15/27)(a)	25	27,125
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	50	52,375
5.50%, 09/15/25 (Call 06/15/25)(a)	100	111,875
6.88%, 07/15/33(a)	25	32,250
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	75	77,910

		1,901,127

Pharmaceuticals — 0.9%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(a)	200	205,460
7.00%, 03/15/24 (Call 03/15/21)(a)	250	259,062
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	125	135,130
5.90%, 08/28/28 (Call 05/28/28)	50	58,198

		657,850

Pipelines — 6.0%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	95	88,112
4.13%, 03/01/25 (Call 02/01/25)(a)	25	23,688
4.13%, 12/01/27 (Call 09/01/27)	50	47,000
4.35%, 10/15/24 (Call 07/15/24)	50	48,500
4.50%, 03/01/28 (Call 12/01/27)(a)	25	23,750
5.60%, 10/15/44 (Call 04/15/44)	25	21,563
5.85%, 11/15/43 (Call 05/15/43)	50	44,250
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	200	206,500
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/21)	145	147,494
5.63%, 10/01/26 (Call 10/01/21)	125	128,325
Series WI, 4.50%, 10/01/29 (Call 10/01/24)	150	152,928
DCP Midstream Operating LP
5.13%, 05/15/29 (Call 02/15/29)	100	99,470
5.38%, 07/15/25 (Call 04/15/25)	100	105,000
5.60%, 04/01/44 (Call 10/01/43)	50	43,500
5.63%, 07/15/27 (Call 04/15/27)	50	51,820
5.85%, 05/21/43 (Call 05/21/23)(a)(c)	50	37,171
6.75%, 09/15/37(a)	50	47,500
8.13%, 08/16/30	25	28,500
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	75	64,209
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	50	43,011
4.85%, 07/15/26 (Call 04/15/26)	75	64,009
5.05%, 04/01/45 (Call 10/01/44)	75	47,250
5.45%, 06/01/47 (Call 12/01/46)	50	32,115

Security	Par (000)	Value

Pipelines (continued)
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	$50	$47,157
4.75%, 07/15/23 (Call 06/15/23)	120	119,365
6.00%, 07/01/25 (Call 04/01/25)(a)	75	76,875
6.50%, 07/01/27 (Call 01/01/27)(a)	100	104,879
Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)	100	101,275
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	50	47,500
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	50	49,625
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	50	49,750
5.63%, 02/15/26 (Call 02/15/21)(a)	100	100,000
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)	50	47,375
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	50	49,525
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	25	24,500
5.75%, 10/01/25 (Call 07/01/25)	125	125,854
6.38%, 10/01/30 (Call 04/01/30)	75	75,469
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	50	51,375
Rockies Express Pipeline LLC
4.80%, 05/15/30 (Call 02/15/30)(a)	25	23,506
4.95%, 07/15/29 (Call 04/15/29)(a)	75	73,050
6.88%, 04/15/40(a)	50	51,250
7.50%, 07/15/38(a)	25	26,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(a)	75	72,073
5.50%, 01/15/28 (Call 01/15/23)(a)	50	45,949
6.00%, 03/01/27 (Call 03/01/23)(a)	75	70,875
7.50%, 10/01/25 (Call 10/01/22)(a)	65	65,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)(a)	100	97,591
5.00%, 01/15/28 (Call 01/15/23)	45	44,438
5.13%, 02/01/25 (Call 02/01/21)	75	75,187
5.50%, 03/01/30 (Call 03/01/25)(a)	100	100,520
5.88%, 04/15/26 (Call 04/15/21)	100	102,000
6.50%, 07/15/27 (Call 07/15/22)	150	157,125
6.88%, 01/15/29 (Call 01/15/24)	50	53,625
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	55	51,425
4.10%, 02/01/25 (Call 01/01/25)	120	113,054
4.75%, 08/15/28 (Call 05/15/28)	100	93,500
5.05%, 02/01/30 (Call 11/01/29)	100	94,866
5.30%, 03/01/48 (Call 09/01/47)	75	60,375
5.45%, 04/01/44 (Call 10/01/43)	75	63,750
5.50%, 08/15/48 (Call 02/15/48)	50	40,250
6.25%, 02/01/50 (Call 08/01/49)	75	68,891

		4,311,389

Real Estate — 0.6%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)	75	79,781
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/21)(a)	100	100,125
5.38%, 08/01/28 (Call 08/01/23)(a)	75	75,750
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)	125	120,625
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	50	52,864

		429,145

42	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 4.6%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	$75	$62,250
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	50	47,625
4.75%, 02/15/28 (Call 08/15/27)	25	22,188
9.75%, 06/15/25 (Call 06/15/22)	120	132,000
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	50	42,673
4.50%, 04/01/25 (Call 01/01/25)	50	45,875
4.50%, 06/01/27 (Call 03/01/27)	50	44,737
4.95%, 04/15/28 (Call 01/15/28)	50	44,954
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	50	49,000
5.25%, 05/01/25 (Call 05/01/21)(a)	170	170,000
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(a)	50	49,938
5.25%, 07/15/24 (Call 07/15/21)(a)	50	51,500
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	145	144,358
4.88%, 09/15/27 (Call 09/15/22)(a)	125	127,306
4.88%, 09/15/29 (Call 09/15/24)(a)	100	101,050
5.25%, 07/15/30 (Call 07/15/25)(a)	150	153,937
5.63%, 07/15/32 (Call 07/15/26)(a)	100	103,364
iStar Inc.
4.75%, 10/01/24 (Call 07/01/24)	70	66,850
5.50%, 02/15/26 (Call 08/15/22)	75	71,008
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	75	64,781
5.25%, 10/01/25 (Call 10/01/21)(a)	25	22,813
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 02/15/23)	25	22,917
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.63%, 06/15/25 (Call 03/15/25)(a)	125	127,307
5.63%, 05/01/24 (Call 02/01/24)	75	78,953
5.75%, 02/01/27 (Call 11/01/26)	100	107,913
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	75	78,525
5.00%, 10/15/27 (Call 09/07/22)	125	130,806
5.25%, 08/01/26 (Call 08/01/21)	130	134,875
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	50	39,250
4.35%, 10/01/24 (Call 09/01/24)	150	132,750
4.50%, 06/15/23 (Call 12/15/22)	50	48,125
4.65%, 03/15/24 (Call 09/15/23)	25	22,469
4.95%, 02/15/27 (Call 08/15/26)	50	42,000
4.95%, 10/01/29 (Call 07/01/29)	75	61,500
5.25%, 02/15/26 (Call 08/15/25)	50	43,500
7.50%, 09/15/25 (Call 06/15/25)	100	104,813
Starwood Property Trust Inc., 5.50%, 11/01/23 (Call 08/01/23)(a)	10	9,910
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)	75	75,188
4.13%, 08/15/30 (Call 02/15/25)(a)	70	70,875
4.25%, 12/01/26 (Call 12/01/22)(a)	200	203,370
4.63%, 12/01/29 (Call 12/01/24)(a)	125	129,876

		3,283,129

Retail — 2.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	20	19,850

Security	Par (000)	Value

Retail (continued)
3.88%, 01/15/28 (Call 09/15/22)(a)	$100	$100,750
4.25%, 05/15/24 (Call 05/15/21)(a)	100	102,050
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	50	53,438
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(a)	50	50,875
4.75%, 03/01/30 (Call 03/01/25)(a)	50	51,625
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	50	50,750
Gap Inc. (The)
8.38%, 05/15/23(a)	75	83,726
8.63%, 05/15/25 (Call 05/15/22)(a)	100	109,750
8.88%, 05/15/27 (Call 05/15/23)(a)	75	85,759
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	50	50,063
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	75	77,615
5.25%, 06/01/26 (Call 06/01/21)(a)	150	154,999
L Brands Inc., 6.88%, 07/01/25 (Call 07/01/22)(a)	75	80,398
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)	50	51,625
4.63%, 12/15/27 (Call 12/15/22)(a)	50	52,630
5.25%, 08/01/25 (Call 08/01/21)(a)	25	25,875
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	125	130,512
Murphy Oil USA Inc.
4.75%, 09/15/29 (Call 09/15/24)	25	26,188
5.63%, 05/01/27 (Call 05/01/22)	50	52,500
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	25	20,954
4.38%, 04/01/30 (Call 01/01/30)	75	57,909
5.00%, 01/15/44 (Call 07/15/43)	95	67,288
QVC Inc.
4.38%, 03/15/23	95	98,444
4.45%, 02/15/25 (Call 11/15/24)	40	40,900
4.75%, 02/15/27 (Call 11/15/26)	125	127,539
5.45%, 08/15/34 (Call 02/15/34)	100	98,750
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	50	53,517

		1,976,279

Semiconductors — 1.0%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	75	80,250
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)	200	211,500
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(a)	100	102,750
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	125	129,771
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	75	76,313
Qorvo Inc., 3.38%, 04/01/31 (Call 04/01/26)(a)	120	121,500

		722,084

Software — 1.8%
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	100	109,000
5.25%, 05/15/29 (Call 05/15/24)(a)	75	80,452
5.88%, 06/15/26 (Call 06/15/21)	100	104,125
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(a)	50	53,500
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	100	111,000
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	75	75,776
MSCI Inc.
3.88%, 02/15/31 (Call 06/01/25)(a)	125	130,625
4.00%, 11/15/29 (Call 11/15/24)(a)	100	104,366
5.38%, 05/15/27 (Call 05/15/22)(a)	100	106,750
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	50	52,500

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2020	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	$75	$76,184
5.88%, 06/01/26 (Call 06/01/21)(a)	100	104,000
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	100	103,750
PTC Inc., 4.00%, 02/15/28 (Call 02/15/23)(a)	100	103,375

		1,315,403

Telecommunications — 6.8%
CenturyLink Inc., 4.00%, 02/15/27 (Call 02/15/23)(a)	125	127,798
Embarq Corp., 8.00%, 06/01/36	135	158,287
Hughes Satellite Systems Corp., 5.25%, 08/01/26	85	91,101
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(c)	200	209,420
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	100	96,750
4.25%, 07/01/28 (Call 07/01/23)(a)	125	125,625
4.63%, 09/15/27 (Call 09/15/22)(a)	100	102,000
5.25%, 03/15/26 (Call 03/15/21)	75	77,430
Millicom International Cellular SA, 5.13%, 01/15/28 (Call 09/15/22)(a)	200	210,000
Nokia OYJ
4.38%, 06/12/27	95	102,126
6.63%, 05/15/39	25	31,375
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(a)	50	50,102
Qwest Corp., 6.75%, 12/01/21	100	105,081
Sprint Capital Corp.
6.88%, 11/15/28	175	221,375
8.75%, 03/15/32	145	216,956
Sprint Communications Inc.
6.00%, 11/15/22	150	160,555
11.50%, 11/15/21	100	109,112
Sprint Corp.
7.13%, 06/15/24	150	172,530
7.63%, 02/15/25 (Call 11/15/24)	150	177,000
7.63%, 03/01/26 (Call 11/01/25)	100	121,697
7.88%, 09/15/23	275	313,500
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(a)	75	75,094
Telecom Italia Capital SA
6.00%, 09/30/34	75	87,263
6.38%, 11/15/33	125	147,857
7.20%, 07/18/36	125	157,706
7.72%, 06/04/38	100	135,467
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	100	103,250
T-Mobile USA Inc.
4.50%, 02/01/26 (Call 02/01/21)	100	102,500
4.75%, 02/01/28 (Call 02/01/23)	175	187,494

Security	Par/ Shares (000)	Value

Telecommunications (continued)
6.00%, 04/15/24 (Call 04/15/21)	$100	$101,770
6.50%, 01/15/26 (Call 01/15/21)	195	203,190
United States Cellular Corp., 6.70%, 12/15/33	75	98,782
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/22)(a)	65	68,088
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	250	250,000
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(c)	200	237,364

		4,935,645

Transportation — 0.6%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(a)	100	101,250
6.25%, 05/01/25 (Call 05/01/22)(a)	125	132,852
6.50%, 06/15/22 (Call 11/30/20)(a)	120	120,443
6.75%, 08/15/24 (Call 08/15/21)(a)	100	105,820

		460,365

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(c)	100	88,500

Total Corporate Bonds & Notes — 97.5% (Cost: $70,852,648)		70,348,308

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	640	640,000

Total Short-Term Investments — 0.9% (Cost: $640,000)		640,000

Total Investments in Securities — 98.4% (Cost: $71,492,648)		70,988,308

Other Assets, Less Liabilities — 1.6%		1,162,513

Net Assets — 100.0%		$72,150,821

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/06/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$640,000	(b)	$—	$—	$—	$640,000	640	$30	$—

(a)	The Fund commenced operations on October 06, 2020.
(b)	Represents net amount purchased (sold).

44	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® BB Rated Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$70,348,308	$—	$70,348,308
Money Market Funds	640,000	—	—	640,000

	$640,000	$70,348,308	$—	$70,988,308

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments October 31, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Aerospace & Defense — 0.1%
Aerojet Rocketdyne Holdings Inc., 2.25%, 12/15/23	$900	$1,207,116

Airlines — 2.0%
American Airlines Group Inc., 6.50%, 07/01/25	3,700	3,168,162
Copa Holdings SA, 4.50%, 04/15/25(a)	1,300	1,513,174
GOL Equity Finance SA, 3.75%, 07/15/24(a)	1,250	819,350
Southwest Airlines Co., 1.25%, 05/01/25	8,600	11,441,010

		16,941,696

Apparel — 0.3%
Under Armour Inc., 1.50%, 06/01/24(a)	1,935	2,783,749

Auto Manufacturers — 9.4%
NIO Inc., 4.50%, 02/01/24	2,650	8,802,770
Tesla Inc.
1.25%, 03/01/21	2,225	11,980,334
2.00%, 05/15/24	6,740	42,122,776
2.38%, 03/15/22	2,850	16,842,246

		79,748,126

Auto Parts & Equipment — 0.1%
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	1,000	1,083,680

Banks — 0.8%
Barclays Bank PLC, Series VUN, 0.00% 02/18/25(b)	900	933,570
BofA Finance LLC
0.13%, 09/01/22	1,000	1,114,720
0.25%, 05/01/23	1,010	997,234
Deutsche Bank AG/London, 1.00%, 05/01/23	875	877,756
JPMorgan Chase Bank N.A., 0.13%, 01/01/23(a)	2,250	2,944,800

		6,868,080

Biotechnology — 5.1%
AMAG Pharmaceuticals Inc., 3.25%, 06/01/22	650	646,562
Apellis Pharmaceuticals Inc., 3.50%, 09/15/26(a)	800	898,728
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	1,475	1,524,029
1.25%, 05/15/27(a)	2,663	2,577,145
Bridgebio Pharma Inc., 2.50%, 03/15/27(a)	2,250	2,593,462
Emergent BioSolutions Inc., 2.88%, 01/15/21	420	421,050
Exact Sciences Corp.
0.38%, 03/15/27	2,925	3,864,393
0.38%, 03/01/28	4,314	5,298,239
1.00%, 01/15/25	1,125	2,002,781
Halozyme Therapeutics Inc., 1.25%, 12/01/24(a)	1,721	2,297,225
Illumina Inc.
0.00%, 08/15/23(b)	2,935	3,088,706
0.50%, 06/15/21	1,875	2,315,156
Insmed Inc., 1.75%, 01/15/25	1,805	1,976,475
Intercept Pharmaceuticals Inc., 3.25%, 07/01/23	1,370	964,302
Ionis Pharmaceuticals Inc.
0.13%, 12/15/24(a)	1,850	1,715,856
1.00%, 11/15/21	1,225	1,263,539
Ligand Pharmaceuticals Inc., 0.75%, 05/15/23	1,800	1,641,870
Livongo Health Inc., 0.88%, 06/01/25(a)	2,100	4,103,274
Novavax Inc., 3.75%, 02/01/23	1,125	1,203,548
PTC Therapeutics Inc., 1.50%, 09/15/26(a)	1,075	1,314,908
Radius Health Inc., 3.00%, 09/01/24	1,215	1,016,979
Retrophin Inc., 2.50%, 09/15/25	850	741,829

		43,470,056

Security	Par (000)	Value

Commercial Services — 3.5%
2U Inc., 2.25%, 05/01/25(a)	$1,434	$2,186,721
Chegg Inc.
0.00%, 09/01/26(a)(b)	3,400	3,436,142
0.13%, 03/15/25	3,125	4,834,344
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	1,889	1,815,555
FTI Consulting Inc., 2.00%, 08/15/23	850	1,002,728
K12 Inc., 1.13%, 09/01/27(a)	1,400	1,187,326
Macquarie Infrastructure Corp., 2.00%, 10/01/23	1,430	1,310,709
Sabre GLBL Inc., 4.00%, 04/15/25(a)	1,238	1,466,436
Square Inc.
0.13%, 03/01/25(a)	3,856	5,685,672
0.50%, 05/15/23	3,190	6,577,876

		29,503,509

Computers — 2.8%
CyberArk Software Ltd., 0.00% 11/15/24(a)(b)	2,175	2,092,676
Insight Enterprises Inc., 0.75%, 02/15/25	1,236	1,267,048
Lumentum Holdings Inc.
0.25%, 03/15/24	1,645	2,463,585
Series QIB, 0.50%, 12/15/26(a)	4,189	4,719,369
Parsons Corp., 0.25%, 08/15/25(a)	1,750	1,712,848
Pure Storage Inc., 0.13%, 04/15/23	1,675	1,639,926
Varonis Systems Inc., 1.25%, 08/15/25(a)	1,000	1,434,310
Western Digital Corp., 1.50%, 02/01/24	3,957	3,783,802
Zscaler Inc., 0.13%, 07/01/25(a)	4,197	4,891,981

		24,005,545

Diversified Financial Services — 0.6%
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	2,150	2,160,105
LendingTree Inc., 0.50%, 07/15/25(a)	2,141	2,135,712
PRA Group Inc., 3.50%, 06/01/23	850	848,113

		5,143,930

Electric — 0.3%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	2,032	2,126,874

Electronics — 1.2%
Fortive Corp., 0.88%, 02/15/22	5,363	5,338,974
II VI Inc., 0.25%, 09/01/22	1,182	1,415,492
OSI Systems Inc., 1.25%, 09/01/22	800	809,640
SMART Global Holdings Inc., 2.25%, 02/15/26(a)	800	729,192
Vishay Intertechnology Inc., 2.25%, 06/15/25	1,673	1,628,665

		9,921,963

Energy - Alternate Sources — 0.9%
Enphase Energy Inc., 0.25%, 03/01/25(a)	1,229	1,756,044
SolarEdge Technologies Inc., 0.00% 09/15/25(a)(b)	2,500	3,069,425
SunPower Corp.
0.88%, 06/01/21	865	839,699
4.00%, 01/15/23	1,450	1,539,001

		7,204,169

Engineering & Construction — 0.2%
KBR Inc., 2.50%, 11/01/23	1,200	1,334,604

Entertainment — 0.9%
Cinemark Holdings Inc., 4.50%, 08/15/25(a)	1,500	1,305,705
Live Nation Entertainment Inc.
2.00%, 02/15/25(a)	1,700	1,475,022
2.50%, 03/15/23	2,015	2,152,806
Penn National Gaming Inc., 2.75%, 05/15/26	1,144	2,819,525

		7,753,058

Health Care - Products — 3.8%
CONMED Corp., 2.63%, 02/01/24	1,250	1,429,437

46	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Envista Holdings Corp., 2.38%, 06/01/25(a)	$1,876	$2,721,682
Glaukos Corp., 2.75%, 06/15/27(a)	1,000	1,246,310
Insulet Corp.
0.38%, 09/01/26	2,450	3,004,239
1.38%, 11/15/24	1,833	4,402,261
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25(a)	2,201	2,016,996
LivaNova USA Inc., 3.00%, 12/15/25(a)	1,200	1,329,000
Luminex Corp., 3.00%, 05/15/25(a)	1,000	907,690
Natera Inc., 2.25%, 05/01/27(a)	1,000	1,926,730
NuVasive Inc.
0.38%, 03/15/25(a)	1,386	1,186,749
1.00%, 06/01/23(a)	1,786	1,688,895
2.25%, 03/15/21	2,340	2,354,368
Repligen Corp., 0.38%, 07/15/24	1,037	1,617,523
Tandem Diabetes Care Inc., 1.50%, 05/01/25(a)	1,250	1,571,350
Wright Medical Group Inc., 1.63%, 06/15/23	2,725	2,858,716
Wright Medical Group NV, 2.25%, 11/15/21	1,625	2,345,541

		32,607,487

Health Care - Services — 1.1%
Invitae Corp., 2.00%, 09/01/24	1,275	1,944,503
Teladoc Health Inc.
1.25%, 06/01/27(a)	3,700	4,323,561
1.38%, 05/15/25	821	3,007,807

		9,275,871

Holding Companies - Diversified — 0.3%
Ares Capital Corp.
3.75%, 02/01/22	1,390	1,410,378
4.63%, 03/01/24	1,405	1,454,793

		2,865,171

Home Builders — 0.2%
Winnebago Industries Inc., 1.50%, 04/01/25(a)	1,375	1,420,554

Insurance — 0.5%
AXA SA, 7.25%, 05/15/21(a)	3,125	3,094,969
MGIC Investment Corp., 9.00%, 04/01/63(a)	1,075	1,390,609

		4,485,578

Internet — 20.5%
Baozun Inc., 1.63%, 05/01/24	800	788,888
Booking Holdings Inc.
0.75%, 05/01/25(a)	3,395	4,269,382
0.90%, 09/15/21	3,562	3,721,471
Etsy Inc.
0.13%, 10/01/26	2,475	3,874,835
0.13%, 09/01/27(a)	2,500	2,599,075
Farfetch Ltd., 3.75%, 05/01/27(a)	1,427	2,842,941
FireEye Inc.
0.88%, 06/01/24	2,346	2,259,691
Series B, 1.63%, 06/01/35 (Call 06/01/22)	1,550	1,518,070
Fiverr International Ltd., 0.00% 11/01/25(a)(b)	2,000	2,060,940
iQIYI Inc.
2.00%, 04/01/25	4,555	4,553,770
3.75%, 12/01/23	2,775	3,084,218
JOYY Inc.
0.75%, 06/15/25	2,030	2,376,704
1.38%, 06/15/26	1,700	1,965,234
Lyft Inc., 1.50%, 05/15/25(a)	2,000	1,919,320
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	2,100	3,143,490
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	2,200	3,497,538
Match Group Financeco Inc., 0.88%, 10/01/22(a)	1,850	4,943,607

Security	Par (000)	Value

Internet (continued)
MercadoLibre Inc., 2.00%, 08/15/28	$3,325	$9,376,699
Momo Inc., 1.25%, 07/01/25	2,778	2,230,928
NortonLifeLock Inc., 2.00%, 08/15/22(a)	2,500	2,958,325
Okta Inc.
0.13%, 09/01/25	3,825	5,012,701
0.38%, 06/15/26(a)	4,499	5,115,318
Palo Alto Networks Inc.
0.38%, 06/01/25(a)	7,340	7,450,467
0.75%, 07/01/23	6,345	6,828,045
Pinduoduo Inc., 0.00% 10/01/24(b)	3,650	7,837,207
Proofpoint Inc., 0.25%, 08/15/24	3,010	2,912,446
Q2 Holdings Inc., 0.75%, 06/01/26	1,025	1,261,160
Shopify Inc., 0.13%, 11/01/25	3,600	3,900,240
Snap Inc.
0.25%, 05/01/25(a)	3,900	7,466,862
0.75%, 08/01/26	4,625	8,598,569
Twitter Inc.
0.25%, 06/15/24	4,270	4,677,614
1.00%, 09/15/21	3,335	3,351,575
Wayfair Inc.
0.63%, 10/01/25(a)	5,650	5,401,400
1.00%, 08/15/26	3,400	6,138,054
1.13%, 11/01/24	2,200	4,874,364
Weibo Corp., 1.25%, 11/15/22	3,400	3,286,168
Wix.com Ltd.
0.00%, 07/01/23(b)	1,686	3,071,690
0.00%, 08/15/25(a)(b)	2,000	1,969,160
Zendesk Inc., 0.63%, 06/15/25(a)	4,250	5,317,302
Zillow Group Inc.
0.75%, 09/01/24	2,625	5,490,319
1.38%, 09/01/26	1,675	3,581,066
1.50%, 07/01/23	1,350	1,762,196
2.00%, 12/01/21	1,040	1,741,844
2.75%, 05/15/25	2,000	3,161,840

		174,192,733

Iron & Steel — 0.4%
Allegheny Technologies Inc., 3.50%, 06/15/25(a)	1,115	1,095,454
Cleveland-Cliffs Inc., 1.50%, 01/15/25	1,010	1,235,301
United States Steel Corp., 5.00%, 11/01/26(a)	1,050	1,021,303

		3,352,058

Leisure Time — 2.4%
Callaway Golf Co., 2.75%, 05/01/26(a)	900	1,074,087
Carnival Corp., 5.75%, 04/01/23(a)	4,300	6,698,841
NCL Corp. Ltd.
5.38%, 08/01/25(a)	1,650	1,893,523
6.00%, 05/15/24(a)	3,000	4,271,580
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23(a)	2,000	1,889,820
4.25%, 06/15/23(a)	4,600	4,780,228

		20,608,079

Lodging — 0.7%
Caesars Holdings Inc., 5.00%, 10/01/24	1,000	1,908,390
Huazhu Group Ltd.
0.38%, 11/01/22	1,265	1,339,066
3.00%, 05/01/26(a)	2,350	2,723,697

		5,971,153

Machinery — 0.5%
Chart Industries Inc., 1.00%, 11/15/24(a)	925	1,470,759

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Middleby Corp. (The), 1.00%, 09/01/25(a)	$2,800	$2,884,476

		4,355,235

Media — 3.6%
DISH Network Corp.
2.38%, 03/15/24	3,805	3,432,909
3.38%, 08/15/26	11,094	9,902,615
Liberty Broadband Corp., 2.75%, 09/30/50 (Call 10/05/23)(a)	2,253	2,415,937
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	1,200	2,139,504
Liberty Latin America Ltd., 2.00%, 07/15/24	1,731	1,501,625
Liberty Media Corp.
1.38%, 10/15/23	3,200	3,576,896
2.13%, 03/31/48 (Call 04/07/23)(a)	1,452	1,471,152
2.25%, 12/01/48 (Call 12/02/21)(a)	1,150	1,199,140
2.75%, 12/01/49 (Call 12/01/24)(a)	2,632	2,631,105
Liberty Media Corp.-Liberty Formula One, 1.00%, 01/30/23	1,718	2,025,711

		30,296,594

Oil & Gas — 1.2%
Antero Resources Corp., 4.25%, 09/01/26(a)	1,000	981,540
CNX Resources Corp., 2.25%, 05/01/26(a)	1,166	1,236,613
EQT Corp., 1.75%, 05/01/26(a)	1,881	2,416,145
Nabors Industries Inc., 0.75%, 01/15/24	1,775	425,006
Pioneer Natural Resources Co., 0.25%, 05/15/25(a)	4,728	5,036,880

		10,096,184

Pharmaceuticals — 4.2%
Aerie Pharmaceuticals Inc., 1.50%, 10/01/24	1,325	1,106,282
Aphria Inc., 5.25%, 06/01/24(a)	1,725	1,395,680
Aurora Cannabis Inc., 5.50%, 02/28/24	800	360,320
Clovis Oncology Inc., 1.25%, 05/01/25	1,175	815,039
DexCom Inc.
0.25%, 11/15/25(a)	5,355	5,173,091
0.75%, 12/01/23	2,725	5,421,660
GSK Finance No. 3 PLC, 0.00% 06/22/23(a)(b)	1,000	1,057,040
Herbalife Nutrition Ltd., 2.63%, 03/15/24	1,600	1,597,808
Jazz Investments I Ltd.
1.50%, 08/15/24	2,397	2,447,313
2.00%, 06/15/26(a)	3,500	4,193,455
Neurocrine Biosciences Inc., 2.25%, 05/15/24	1,775	2,479,426
Pacira BioSciences Inc., 0.75%, 08/01/25(a)	1,500	1,543,050
Revance Therapeutics Inc., 1.75%, 02/15/27(a)	1,050	1,121,096
Sarepta Therapeutics Inc., 1.50%, 11/15/24	2,050	4,114,965
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	1,275	1,181,683
Teva Pharmaceutical Finance Co. LLC, Series C, 0.25%, 02/01/26	1,710	1,685,872
Tilray Inc., 5.00%, 10/01/23	1,000	400,450

		36,094,230

Pipelines — 0.2%
Cheniere Energy Inc., 4.25%, 03/15/45 (Call 03/15/21)	2,275	1,693,100

Private Equity — 0.2%
Colony Capital Operating Co. LLC, 5.75%, 07/15/25(a)	1,100	1,910,249

Real Estate — 0.3%
Redfin Corp., 0.00% 10/15/25(a)(b)	2,400	2,268,624

Real Estate Investment Trusts — 1.4%
Apollo Commercial Real Estate Finance Inc., 4.75%, 08/23/22	915	863,165
Arbor Realty Trust Inc., 4.75%, 11/01/22(a)	875	832,090
Blackstone Mortgage Trust Inc., 4.38%, 05/05/22	1,525	1,485,137
Extra Space Storage LP, 3.13%, 10/01/35(a)	2,174	2,770,741

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
IH Merger Sub LLC, 3.50%, 01/15/22	$1,025	$1,303,329
iStar Inc., 3.13%, 09/15/22	940	1,000,047
Starwood Property Trust Inc., 4.38%, 04/01/23 (Call 01/01/23)	800	771,176
Two Harbors Investment Corp., 6.25%, 01/15/22	835	832,787
Uniti Fiber Holdings Inc., 4.00%, 06/15/24(a)	1,204	1,261,250
VEREIT Inc., 3.75%, 12/15/20	925	925,213

		12,044,935

Retail — 2.0%
American Eagle Outfitters Inc., 3.75%, 04/15/25(a)	1,522	2,668,796
Burlington Stores Inc., 2.25%, 04/15/25(a)	3,122	3,569,102
Dick’s Sporting Goods Inc., 3.25%, 04/15/25(a)	2,257	4,042,084
Guess? Inc., 2.00%, 04/15/24	725	600,039
National Vision Holdings Inc., 2.50%, 05/15/25(a)	1,427	2,109,063
RH
0.00%, 06/15/23(b)	1,169	2,121,712
0.00%, 09/15/24(a)(b)	1,316	2,248,610

		17,359,406

Semiconductors — 4.3%
Cree Inc.
0.88%, 09/01/23	1,497	1,878,241
1.75%, 05/01/26(a)	2,163	3,312,180
Inphi Corp., 0.75%, 04/15/25(a)	1,850	2,369,055
Microchip Technology Inc.
1.63%, 02/15/25	1,135	2,579,197
1.63%, 02/15/27	4,055	6,374,136
2.25%, 02/15/37	2,515	3,853,357
ON Semiconductor Corp.
1.00%, 12/01/20	2,385	3,221,467
1.63%, 10/15/23	2,350	3,360,335
Silicon Laboratories Inc., 0.63%, 06/15/25(a)	1,868	2,063,225
Synaptics Inc., 0.50%, 06/15/22	1,850	2,240,535
Teradyne Inc., 1.25%, 12/15/23	1,665	4,679,199
Veeco Instruments Inc., 2.70%, 01/15/23	725	671,365

		36,602,292

Software — 20.6%
1Life Healthcare Inc., 3.00%, 06/15/25(a)	1,370	1,370,425
8x8 Inc., 0.50%, 02/01/24	1,150	1,121,215
Akamai Technologies Inc.
0.13%, 05/01/25	4,297	5,029,123
0.38%, 09/01/27	4,225	4,505,878
Alteryx Inc.
0.50%, 08/01/24	1,325	1,388,706
1.00%, 08/01/26	1,650	1,743,192
Atlassian Inc., 0.63%, 05/01/23	3,780	8,963,174
Avaya Holdings Corp., 2.25%, 06/15/23	946	931,034
Bandwidth Inc., 0.25%, 03/01/26(a)	1,525	2,821,235
Bilibili Inc.
1.25%, 06/15/27(a)	2,881	3,673,477
1.38%, 04/01/26	1,745	3,278,890
Blackline Inc., 0.13%, 08/01/24	1,850	2,722,164
Cloudflare Inc., 0.75%, 05/15/25(a)	2,134	3,379,253
Coupa Software Inc.
0.13%, 06/15/25	3,080	5,495,490
0.38%, 06/15/26(a)	5,030	5,877,957
Datadog Inc., 0.13%, 06/15/25(a)	2,650	3,345,360
DocuSign Inc., 0.50%, 09/15/23	2,122	6,019,605
Envestnet Inc. 0.75%, 08/15/25(a)	1,800	1,807,812

48	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
1.75%, 06/01/23	$1,475	$1,881,657
Everbridge Inc., 0.13%, 12/15/24(a)	1,600	1,876,672
Five9 Inc., 0.50%, 06/01/25(a)	2,750	3,638,470
Guidewire Software Inc., 1.25%, 03/15/25	1,393	1,525,641
HubSpot Inc., 0.38%, 06/01/25(a)	1,500	1,885,575
j2 Global Inc.
1.75%, 11/01/26(a)	2,150	1,922,659
3.25%, 06/15/29 (Call 06/20/21)	1,543	1,746,275
Medallia Inc., 0.13%, 09/15/25(a)	2,100	2,157,918
MongoDB Inc., 0.25%, 01/15/26(a)	4,245	5,571,605
New Relic Inc., 0.50%, 05/01/23	1,625	1,573,715
Nice Systems Inc., 1.25%, 01/15/24	1,055	2,877,681
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	2,541	3,592,263
1.25%, 04/01/25	900	1,549,602
Nutanix Inc., 0.00% 01/15/23(b)	1,934	1,863,951
Omnicell Inc., 0.25%, 09/15/25(a)	2,000	2,201,400
PagerDuty Inc., 1.25%, 07/01/25(a)	1,000	1,013,390
Pegasystems Inc., 0.75%, 03/01/25(a)	2,432	2,687,652
Pluralsight Inc., 0.38%, 03/01/24	2,197	1,931,053
RealPage Inc.
1.50%, 11/15/22	1,323	1,883,436
1.50%, 05/15/25	1,164	1,203,308
RingCentral Inc.
0.00%, 03/01/25(a)(b)	3,808	4,031,149
0.00%, 03/15/26(a)(b)	2,000	1,949,760
Sailpoint Technologies Holdings Inc., 0.13%, 09/15/24(a)	1,500	2,386,725
Sea Ltd.
1.00%, 12/01/24(a)	4,349	13,683,302
2.38%, 12/01/25(a)	4,175	7,884,195
Slack Technologies Inc., 0.50%, 04/15/25(a)	3,150	3,594,843
Splunk Inc.
0.50%, 09/15/23	3,673	5,299,074
1.13%, 09/15/25	3,547	5,273,502
1.13%, 06/15/27(a)	2,700	2,987,388
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26(a)	1,314	1,151,156
Twilio Inc., 0.25%, 06/01/23	1,891	7,414,233
Verint Systems Inc., 1.50%, 06/01/21	1,465	1,477,335
Workday Inc., 0.25%, 10/01/22	4,322	6,533,308
Workiva Inc., 1.13%, 08/15/26	725	720,179
Zynga Inc., 0.25%, 06/01/24	2,586	3,279,720

		175,723,782

Security	Par/ Shares (000)	Value

Telecommunications — 1.5%
GCI Liberty Inc., 1.75%, 09/30/46 (Call 10/05/23)(a)	$1,775	$2,958,783
GDS Holdings Ltd., 2.00%, 06/01/25	1,125	1,941,277
Infinera Corp., 2.13%, 09/01/24	1,400	1,311,604
InterDigital Inc., 2.00%, 06/01/24	1,560	1,598,501
Nice Ltd., 0.00% 09/15/25(a)(b)	1,700	1,735,819
Viavi Solutions Inc., 1.00%, 03/01/24	1,900	2,209,529
Vonage Holdings Corp., 1.75%, 06/01/24	1,370	1,348,149

		13,103,662

Transportation — 0.4%
Air Transport Services Group Inc., 1.13%, 10/15/24	869	960,827
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	900	1,067,292
Golar LNG Ltd., 2.75%, 02/15/22	1,715	1,370,337

		3,398,456

Trucking & Leasing — 0.1%
Greenbrier Companies Inc. (The), 2.88%, 02/01/24	901	816,090

Total Convertible Bonds — 98.6% (Cost: $706,582,499)		839,637,678

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	3,980	3,980,000

Total Short-Term Investments — 0.5% (Cost: $3,980,000)		3,980,000

Total Investments in Securities — 99.1% (Cost: $710,562,499)		843,617,678

Other Assets, Less Liabilities — 0.9%		7,889,080

Net Assets — 100.0%		$851,506,758

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(49	)(b)	$49	$—	$—	—	$268	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,309,000	671,000	(b)	—		—	—	3,980,000	3,980	27,341		—

						$49	$—	$3,980,000		$27,609		$—

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2020	iShares® Convertible Bond ETF

Affiliates (continued)

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Convertible Bonds	$—	$839,637,678	$—	$839,637,678
Money Market Funds	3,980,000	—	—	3,980,000

	$3,980,000	$839,637,678	$—	$843,617,678

See notes to financial statements

50	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.2%
General Dynamics Corp., 0.63%, 05/11/21, (3 mo. LIBOR US + 0.380%)(a)	$8,610	$8,624,207

Agriculture — 0.3%
BAT Capital Corp., 1.16%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(a)	16,665	16,754,824

Auto Manufacturers — 7.0%
American Honda Finance Corp.
0.47%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)(b)	9,736	9,739,408
0.54%, 12/10/21, (3 mo. LIBOR US + 0.290%)(a)	15,985	16,004,022
0.60%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)(b)	14,720	14,743,846
0.60%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)(b)	16,455	16,485,606
0.61%, 05/10/23, (3 mo. LIBOR US + 0.370%)(a)	11,320	11,320,340
0.67%, 09/08/23, (3 mo. LIBOR US + 0.420%)(a)	10,000	10,014,200
0.70%, 01/08/21, (3 mo. LIBOR US + 0.470%)(a)(b)	3,000	3,002,310
0.73%, 02/15/22, (3 mo. LIBOR US + 0.450%)(a)	500	501,465
0.75%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)(b)	4,255	4,268,403
0.77%, 06/27/22, (3 mo. LIBOR US + 0.540%)(a)	1,810	1,819,521
BMW Finance NV, 1.05%, 08/12/22, (3 mo. LIBOR US + 0.790%)(a)(b)(c)	13,600	13,681,464
BMW U.S. Capital LLC
0.63%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(c)	4,417	4,422,521
0.75%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	3,952	3,959,430
0.76%, 04/14/22, (3 mo. LIBOR US + 0.530%)(a)(b)(c)	670	671,420
Daimler Finance North America LLC
0.69%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(c)	8,468	8,471,641
0.71%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(c)	17,307	17,319,461
0.80%, 05/04/21, (3 mo. LIBOR US + 0.550%)(a)(b)(c)	18,495	18,513,495
0.92%, 11/05/21, (3 mo. LIBOR US + 0.670%)(a)(b)(c)	3,230	3,237,106
1.09%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	3,689	3,688,889
1.14%, 02/22/22, (3 mo. LIBOR US + 0.880%)(a)(b)(c)	13,635	13,705,220
1.18%, 02/15/22, (3 mo. LIBOR US + 0.900%)(a)(c)	32,791	32,959,218
Ford Motor Credit Co. LLC, 0.68%, 11/02/20, (3 mo. LIBOR US + 0.430%)(a)	1,520	1,520,000
General Motors Co., 1.15%, 09/10/21, (3 mo. LIBOR US + 0.900%)(a)	3,575	3,577,002
General Motors Financial Co. Inc.
0.79%, 11/06/20, (3 mo. LIBOR US + 0.540%)(a)	1,890	1,889,981
1.08%, 04/09/21, (3 mo. LIBOR US + 0.850%)(a)(b)	2,375	2,374,905
1.22%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)	6,482	6,409,466
1.35%, 11/06/21, (3 mo. LIBOR US + 1.100%)(a)(b)	1,902	1,900,117
1.53%, 06/30/22, (3 mo. LIBOR US + 1.310%)(a)(b)	10,004	10,014,304
1.78%, 01/14/22, (3 mo. LIBOR US + 1.550%)(a)	7,814	7,837,833
Harley-Davidson Financial Services Inc., 1.18%, 03/02/21, (3 mo. LIBOR US + 0.940%)(a)(c)	2,970	2,969,347
Hyundai Capital America
1.17%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(b)(c)	5,730	5,730,859
1.17%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(b)(d)	545	545,082
Nissan Motor Acceptance Corp.
0.86%, 09/21/21, (3 mo. LIBOR US + 0.630%)(a)(b)(c)	6,295	6,257,230
0.87%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(c)	3,405	3,340,203
0.92%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(b)(c)	6,763	6,603,190
1.11%, 01/13/22, (3 mo. LIBOR US + 0.890%)(a)(b)(c)	7,632	7,554,764
Toyota Motor Credit Corp.
0.38%, 08/13/21, (3 mo. LIBOR US + 0.125%)(a)	32,620	32,632,396
0.42%, 02/14/22, (3 mo. LIBOR US + 0.150%)(a)	5,000	5,001,000
0.50%, 04/13/21, (3 mo. LIBOR US + 0.280%)(a)	13,203	13,216,599
0.51%, 10/07/21, (3 mo. LIBOR US + 0.290%)(a)	4,520	4,528,995

Security	Par (000)	Value

Auto Manufacturers (continued)
0.61%, 01/11/23, (3 mo. LIBOR US + 0.390%)(a)(b)	$2,680	$2,685,655
0.68%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)(b)	9,290	9,321,493
0.73%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	8,701	8,747,724
0.77%, 01/08/21, (3 mo. LIBOR US + 0.540%)(a)	2,845	2,847,760
0.91%, 01/11/22, (3 mo. LIBOR US + 0.690%)(a)(b)	7,473	7,521,799
Volkswagen Group of America Finance LLC
1.02%, 11/13/20, (3 mo. LIBOR US + 0.770%)(a)(b)(c)	9,123	9,124,825
1.08%, 09/24/21, (3 mo. LIBOR US + 0.860%)(a)(b)(c)	10,140	10,180,966
1.20%, 11/12/21, (3 mo. LIBOR US + 0.940%)(a)(b)(c)	8,885	8,938,843

		391,801,324

Banks — 52.5%
ABN AMRO Bank NV
0.63%, 01/19/21, (3 mo. LIBOR US + 0.410%)(a)(c)	11,755	11,764,051
0.82%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(c)	16,658	16,724,299
ANZ New Zealand Int’l Ltd./London, 1.22%, 01/25/22, (3 mo. LIBOR US + 1.000%)(a)(b)(c)	1,460	1,474,731
ASB Bank Ltd., 1.22%, 06/14/23, (3 mo. LIBOR US + 0.970%)(a)(c)	4,720	4,790,611
Australia & New Zealand Banking Group Ltd.
0.56%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(c)	4,215	4,215,253
0.74%, 05/17/21, (3 mo. LIBOR US + 0.460%)(a)(b)(c)	5,635	5,647,059
0.74%, 11/21/22, (3 mo. LIBOR US + 0.490%)(a)(b)(c)	13,935	14,010,110
0.82%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(c)	1,490	1,501,145
0.98%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	6,495	6,547,090
1.13%, 11/23/21, (3 mo. LIBOR US + 0.870%)(a)(b)(c)	2,715	2,737,100
1.24%, 06/01/21, (3 mo. LIBOR US + 0.990%)(a)(c)	265	266,402
Banco Santander SA
1.34%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)	8,980	9,017,267
1.35%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)	8,310	8,336,343
1.78%, 04/11/22, (3 mo. LIBOR US + 1.560%)(a)	10,139	10,235,389
Bank of America Corp.
0.59%, 01/23/22 (Call 01/23/21), (3 mo. LIBOR US + 0.380%)(a)	16,825	16,834,085
0.88%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(a)	12,739	12,782,058
1.04%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(a)	21,805	21,932,995
1.17%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.960%)(a)	9,595	9,703,615
1.21%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(a)	31,284	31,589,645
1.38%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)(b)	11,142	11,262,556
1.39%, 10/21/22 (Call 10/21/21), (3 mo. LIBOR US + 1.180%)(a)	16,612	16,771,641
1.64%, 04/19/21, (3 mo. LIBOR US + 1.420%)(a)	14,595	14,685,635
Bank of Montreal
0.62%, 01/22/21, (3 mo. LIBOR US + 0.400%)(a)	7,245	7,251,376
0.65%, 09/10/21, (3 mo. LIBOR US + 0.400%)(a)(b)	6,330	6,348,800
0.80%, 03/26/22, (3 mo. LIBOR US + 0.570%)(a)(b)	2,010	2,020,874
0.88%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)	3,363	3,390,442
1.04%, 08/27/21, (3 mo. LIBOR US + 0.790%)(a)	4,804	4,834,409
Series D, 0.68%, 04/13/21, (3 mo. LIBOR US + 0.460%)(a)	12,830	12,855,788
Bank of New York Mellon Corp. (The), 1.26%, 10/30/23 (Call 10/30/22), (3 mo. LIBOR US + 1.050%)(a)	12,220	12,406,233
Bank of Nova Scotia (The)
0.52%, 01/08/21, (3 mo. LIBOR US + 0.290%)(a)	9,883	9,887,645
0.63%, 01/25/21, (3 mo. LIBOR US + 0.420%)(a)	5,230	5,234,550
0.66%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	9,090	9,106,362

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.85%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)(b)	$12,686	$12,786,727
0.89%, 03/07/22, (3 mo. LIBOR US + 0.640%)(a)(b)	1,379	1,388,019
Banque Federative du Credit Mutuel SA
0.95%, 07/20/22, (3 mo. LIBOR US + 0.730%)(a)(c)	6,450	6,500,697
1.18%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(c)	6,555	6,645,918
Barclays Bank PLC, 0.68%, 01/11/21 (Call 12/11/20), (3 mo. LIBOR US + 0.460%)(a)	9,703	9,707,172
Barclays PLC
1.66%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(a)	29,835	30,024,154
1.71%, 02/15/23 (Call 02/15/22), (3 mo. LIBOR US + 1.430%)(a)	16,140	16,225,542
1.85%, 01/10/23 (Call 01/10/22), (3 mo. LIBOR US + 1.625%)(a)	7,405	7,459,723
BBVA USA, 0.98%, 06/11/21 (Call 05/11/21), (3 mo. LIBOR US + 0.730%)(a)(b)	2,685	2,689,726
BNG Bank NV, 0.32%, 03/11/22, (3 mo. LIBOR US + 0.070%)(a)(c)	9,280	9,281,021
BNP Paribas SA, 0.63%, 08/07/21, (3 mo. LIBOR US + 0.390%)(a)(c)	2,000	2,004,400
BPCE SA
1.14%, 05/31/22, (3 mo. LIBOR US + 0.880%)(a)(b)	12,090	12,214,648
1.48%, 05/22/22, (3 mo. LIBOR US + 1.220%)(a)(b)(c)	8,377	8,471,911
1.49%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)(c)	9,625	9,780,540
Canadian Imperial Bank of Commerce
0.57%, 02/02/21, (3 mo. LIBOR US + 0.315%)(a)	3,520	3,522,288
0.89%, 03/17/23, (SOFRRATE + 0.800%)(a)	1,980	1,992,811
0.91%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)(b)	8,795	8,887,172
0.96%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)(b)	9,867	9,958,664
Capital One N.A., 1.36%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(a)(b)	7,960	8,015,640
Citibank N.A.
0.61%, 02/12/21 (Call 01/12/21), (3 mo. LIBOR US + 0.350%)(a)	13,925	13,933,773
0.78%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	14,930	14,980,911
0.80%, 02/19/22 (Call 01/19/22), (3 mo. LIBOR US + 0.530%)(a)(b)	8,200	8,208,856
0.85%, 05/20/22 (Call 04/20/22), (3 mo. LIBOR US + 0.600%)(a)(b)	24,030	24,090,556
Citigroup Inc.
0.91%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(a)	6,114	6,149,645
0.96%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.870%)(a)(b)	13,320	13,374,745
1.16%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(a)	11,035	11,114,121
1.17%, 04/25/22 (Call 03/25/22), (3 mo. LIBOR US + 0.960%)(a)(b)	31,413	31,726,502
1.27%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	19,750	19,897,532
1.32%, 12/08/21 (Call 11/08/21), (3 mo. LIBOR US + 1.070%)(a)	11,464	11,569,583
1.38%, 05/17/24 (Call 05/17/23), (3 mo. LIBOR US + 1.100%)(a)(b)	27,430	27,736,393
1.40%, 08/02/21, (3 mo. LIBOR US + 1.190%)(a)(b)	10,627	10,712,016
1.60%, 03/30/21, (3 mo. LIBOR US + 1.380%)(a)(b)	9,147	9,195,388
1.68%, 09/01/23 (Call 09/01/22), (3 mo. LIBOR US + 1.430%)(a)(b)	36,440	36,979,676

Security	Par (000)	Value

Banks (continued)
Citizens Bank N.A./Providence RI
0.98%, 02/14/22 (Call 01/14/22), (3 mo. LIBOR US + 0.720%)(a)	$5,500	$5,523,705
1.04%, 05/26/22, (3 mo. LIBOR US + 0.810%)(a)	520	523,968
Commonwealth Bank of Australia
0.91%, 09/18/22, (3 mo. LIBOR US + 0.680%)(a)(c)	4,315	4,352,886
0.94%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(c)	12,985	13,116,149
0.95%, 03/10/22, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	7,920	7,977,895
1.07%, 06/04/24, (3 mo. LIBOR US + 0.820%)(a)(b)(c)	10,570	10,734,892
1.08%, 09/06/21, (3 mo. LIBOR US + 0.830%)(a)(b)(c)	6,973	7,017,557
Cooperatieve Rabobank UA, 1.09%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(c)	1,750	1,772,243
Cooperatieve Rabobank UA/NY
0.65%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)	4,225	4,232,478
0.70%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)	2,490	2,502,475
1.05%, 01/10/22, (3 mo. LIBOR US + 0.830%)(a)(b)	6,800	6,856,780
Credit Agricole Corporate & Investment Bank SA, 0.62%, 05/03/21, (3 mo. LIBOR US + 0.400%)(a)(c)	850	851,088
Credit Agricole SA/London
1.23%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(b)(c)	3,910	3,945,346
1.41%, 07/01/21, (3 mo. LIBOR US + 1.180%)(a)(c)	2,000	2,014,780
1.65%, 01/10/22, (3 mo. LIBOR US + 1.430%)(a)(c)	8,260	8,357,468
Credit Suisse AG/New York NY, 0.54%, 02/04/22, (SOFRRATE + 0.450%)(a)	3,720	3,720,595
Credit Suisse Group AG
1.45%, 12/14/23 (Call 12/14/22), (3 mo. LIBOR US + 1.200%)(a)(b)(c)	16,015	16,141,358
1.49%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(b)(c)	10,140	10,218,382
Credit Suisse Group Funding Guernsey Ltd., 2.51%, 04/16/21, (3 mo. LIBOR US + 2.290%)(a)(b)	3,025	3,054,887
Danske Bank A/S, 1.31%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(b)(c)	5,730	5,702,324
DBS Group Holdings Ltd., 0.83%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	3,220	3,226,762
Deutsche Bank AG/New York NY
1.03%, 01/22/21, (3 mo. LIBOR US + 0.815%)(a)(b)	8,535	8,529,538
1.47%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)(b)	6,383	6,321,979
1.48%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)(b)	5,755	5,703,550
1.54%, 02/04/21, (3 mo. LIBOR US + 1.290%)(a)	7,870	7,870,079
DNB Bank ASA, 0.86%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	2,000	2,015,680
Fifth Third Bank NA
0.65%, 07/26/21 (Call 06/26/21), (3 mo. LIBOR US + 0.440%)(a)(b)	8,510	8,530,850
0.85%, 02/01/22, (3 mo. LIBOR US + 0.640%)(a)	4,450	4,475,009
Goldman Sachs Group Inc. (The)
0.99%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(a)(b)	14,180	14,229,063
1.01%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)(b)	49,674	49,906,474
1.21%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(a)	14,860	14,988,539
1.30%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(a)	15,675	15,800,243
1.32%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US + 1.110%)(a)	42,245	42,405,531
1.45%, 11/15/21 (Call 11/15/20), (3 mo. LIBOR US + 1.170%)(a)	21,760	21,782,195
1.57%, 04/23/21 (Call 03/23/21), (3 mo. LIBOR US + 1.360%)(a)	9,800	9,846,354

52	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.86%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)(b)	$40,375	$41,564,447
2.02%, 02/25/21, (3 mo. LIBOR US + 1.770%)(a)(b)	8,250	8,293,890
HSBC Holdings PLC
1.27%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)	40,204	40,195,557
1.48%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(a)(b)	6,740	6,754,154
1.73%, 01/05/22, (3 mo. LIBOR US + 1.500%)(a)	21,380	21,654,947
Huntington National Bank (The), 0.80%, 02/05/21 (Call 01/05/21), (3 mo. LIBOR US + 0.550%)(a)(b)	5,000	5,004,050
Industrial & Commercial Bank of China Ltd./New York NY, 0.99%, 11/08/20, (3 mo. LIBOR US + 0.750%)(a)	2,895	2,895,087
Industrial Bank of Korea, 0.81%, 08/02/21, (3 mo. LIBOR US + 0.600%)(a)(d)	1,430	1,431,902
ING Groep NV
1.23%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)(b)	3,581	3,625,082
1.37%, 03/29/22, (3 mo. LIBOR US + 1.150%)(a)(b)	17,895	18,083,076
JPMorgan Chase & Co.
0.84%, 06/18/22 (Call 05/18/22), (3 mo. LIBOR US + 0.610%)(a)	6,611	6,628,585
0.94%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)(b)	18,431	18,527,947
1.07%, 01/10/25 (Call 01/10/24), (3 mo. LIBOR US + 0.850%)(a)	400	403,544
1.10%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	11,018	11,143,054
1.11%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(a)	26,947	27,171,738
1.24%, 01/15/23 (Call 01/15/22), (3 mo. LIBOR US + 1.000%)(a)(b)	15,900	15,969,960
1.35%, 06/07/21 (Call 05/07/21), (3 mo. LIBOR US + 1.100%)(a)	11	11,058
1.44%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.230%)(a)	52,559	53,417,288
1.73%, 03/01/21 (Call 02/01/21), (3 mo. LIBOR US + 1.480%)(a)(b)	16,122	16,180,039
KEB Hana Bank, 0.93%, 10/02/22, (3 mo. LIBOR US + 0.700%)(a)(d)	5,000	5,012,700
KeyBank NA/Cleveland OH, 0.87%, 02/01/22, (3 mo. LIBOR US + 0.660%)(a)	10,750	10,806,653
Korea Development Bank (The)
0.96%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)	12,125	12,184,170
0.96%, 07/06/22, (3 mo. LIBOR US + 0.725%)(a)	7,895	7,940,396
Landwirtschaftliche Rentenbank
0.50%, 06/03/21, (3 mo. LIBOR US + 0.250%)(a)(c)	20,775	20,804,708
0.62%, 02/19/21, (3 mo. LIBOR US + 0.350%)(a)(b)(c)	15,355	15,370,969
Lloyds Banking Group PLC, 1.03%, 06/21/21, (3 mo. LIBOR US + 0.800%)(a)(b)	4,620	4,639,543
M&T Bank Corp., 0.89%, 07/26/23 (Call 06/26/23), (3 mo. LIBOR US + 0.680%)(a)	1,470	1,482,142
Macquarie Bank Ltd.
0.70%, 08/06/21, (3 mo. LIBOR US + 0.450%)(a)(b)(c)	250	250,625
0.71%, 11/24/21, (3 mo. LIBOR US + 0.450%)(a)(c)	7,000	7,023,590
Macquarie Group Ltd.
1.28%, 11/28/23 (Call 11/28/22), (3 mo. LIBOR US + 1.020%)(a)(b)(c)	13,040	13,082,119
1.58%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(a)(b)(c)	9,610	9,694,088
Manufacturers & Traders Trust Co., 0.48%, 01/25/21, (3 mo. LIBOR US + 0.270%)(a)	5,760	5,762,822

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
0.86%, 07/26/21, (3 mo. LIBOR US + 0.650%)(a)(b)	$19,466	$19,538,608
0.95%, 03/07/22, (3 mo. LIBOR US + 0.700%)(a)	7,585	7,624,594
0.98%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	11,130	11,182,756
1.00%, 07/25/22, (3 mo. LIBOR US + 0.790%)(a)	24,551	24,739,552
1.07%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)	25,698	25,937,505
1.18%, 02/22/22, (3 mo. LIBOR US + 0.920%)(a)(b)	9,169	9,251,521
1.31%, 09/13/21, (3 mo. LIBOR US + 1.060%)(a)(b)	10,272	10,355,717
2.13%, 03/01/21, (3 mo. LIBOR US + 1.880%)(a)	7,317	7,361,048
Mizuho Financial Group Inc.
0.88%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(a)(b)	7,220	7,217,040
1.04%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)(b)	15,260	15,361,479
1.07%, 07/16/23 (Call 07/16/22), (3 mo. LIBOR US + 0.840%)(a)	9,080	9,110,600
1.10%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(a)	12,455	12,510,923
1.13%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)	27,915	28,170,981
1.20%, 02/28/22, (3 mo. LIBOR US + 0.940%)(a)	25,388	25,630,709
1.21%, 07/10/24 (Call 07/10/23), (3 mo. LIBOR US + 0.990%)(a)	15,000	15,140,850
1.25%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(b)	12,500	12,624,125
1.39%, 09/13/21, (3 mo. LIBOR US + 1.140%)(a)(b)	15,669	15,804,223
1.70%, 04/12/21, (3 mo. LIBOR US + 1.480%)(a)(b)(c)	13,790	13,879,083
Morgan Stanley
0.79%, 01/20/23 (Call 01/20/22), (SOFRRATE + 0.700%)(a)(b)	11,610	11,641,115
1.15%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.930%)(a)(b)	45,020	45,223,040
1.40%, 01/20/22 (Call 01/20/21), (3 mo. LIBOR US + 1.180%)(a)	41,363	41,451,930
1.46%, 05/08/24 (Call 05/08/23), (3 mo. LIBOR US + 1.220%)(a)	27,515	27,941,207
1.61%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)(b)	11,858	11,928,437
1.61%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(a)	45,808	46,602,769
MUFG Union Bank N.A., 0.85%, 03/07/22 (Call 02/07/22), (3 mo. LIBOR US + 0.600%)(a)(b)	6,885	6,925,002
National Australia Bank Ltd.
0.57%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(c)	11,515	11,521,909
0.66%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(b)(c)	11,342	11,388,275
0.81%, 09/20/21, (3 mo. LIBOR US + 0.580%)(a)(b)(c)	1,830	1,837,961
0.82%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	9,335	9,405,853
0.96%, 11/04/21, (3 mo. LIBOR US + 0.710%)(a)(c)	7,365	7,408,454
0.98%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(b)(c)	9,010	9,084,333
1.11%, 01/10/22, (3 mo. LIBOR US + 0.890%)(a)(c)	8,885	8,962,655
1.22%, 07/12/21, (3 mo. LIBOR US + 1.000%)(a)(c)	8,295	8,348,586
Natwest Group PLC
1.75%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(a)	20,187	20,333,154
1.78%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	11,995	12,088,201
NatWest Markets PLC, 1.62%, 09/29/22, (3 mo. LIBOR US + 1.400%)(a)(b)(c)	5,925	5,977,555
PNC Bank N.A.
0.47%, 01/22/21, (3 mo. LIBOR US + 0.250%)(a)	3,630	3,631,815
0.58%, 02/24/23 (Call 02/24/22), (3 mo. LIBOR US + 0.325%)(a)	16,000	16,021,600

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.67%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.450%)(a)(b)	$31,410	$31,486,326
0.67%, 12/09/22 (Call 12/09/21), (3 mo. LIBOR US + 0.430%)(a)	7,040	7,061,261
0.72%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)(b)	2,430	2,443,997
Royal Bank of Canada
0.54%, 10/26/23, (SOFRRATE + 0.450%)(a)	15,000	14,996,100
0.58%, 01/17/23, (3 mo. LIBOR US + 0.360%)(a)	17,850	17,883,022
0.60%, 04/30/21, (3 mo. LIBOR US + 0.390%)(a)(b)	20,712	20,745,968
0.61%, 01/25/21, (3 mo. LIBOR US + 0.400%)(a)	585	585,480
0.68%, 04/29/22, (3 mo. LIBOR US + 0.470%)(a)(b)	7,570	7,604,898
0.89%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)	9,317	9,402,530
0.94%, 02/01/22, (3 mo. LIBOR US + 0.730%)(a)(b)	2,442	2,459,875
Santander UK PLC
0.55%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)	1,452	1,452,000
0.87%, 06/01/21, (3 mo. LIBOR US + 0.620%)(a)(b)	11,260	11,291,978
0.94%, 11/15/21, (3 mo. LIBOR US + 0.660%)(a)(b)	11,314	11,354,617
Skandinaviska Enskilda Banken AB
0.57%, 09/01/23, (3 mo. LIBOR US + 0.320%)(a)(c)	13,000	12,999,870
0.71%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(b)(c)	20,030	20,038,012
0.89%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)(c)	2,720	2,743,827
Societe Generale SA, 1.56%, 04/08/21, (3 mo. LIBOR US + 1.330%)(a)(c)	1,240	1,246,870
Standard Chartered PLC
1.37%, 01/20/23 (Call 01/04/22), (3 mo. LIBOR US + 1.150%)(a)(b)(c)	1,630	1,635,395
1.45%, 09/10/22 (Call 09/10/21), (3 mo. LIBOR US + 1.200%)(a)(c)	41,950	42,105,634
Sumitomo Mitsui Financial Group Inc.
0.96%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)	6,669	6,712,549
0.96%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)(b)	6,145	6,174,865
1.00%, 07/12/22, (3 mo. LIBOR US + 0.780%)(a)(b)	7,200	7,252,560
1.03%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)	11,340	11,417,566
1.08%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)	11,499	11,595,247
1.34%, 07/14/21, (3 mo. LIBOR US + 1.110%)(a)	12,879	12,967,994
1.36%, 10/19/21, (3 mo. LIBOR US + 1.140%)(a)(b)	4,405	4,447,112
1.92%, 03/09/21, (3 mo. LIBOR US + 1.680%)(a)	15,460	15,548,740
Svenska Handelsbanken AB, 0.73%, 05/24/21, (3 mo. LIBOR US + 0.470%)(a)(b)	34,220	34,299,733
Swedbank AB, 0.95%, 03/14/22, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	7,010	7,058,229
Toronto-Dominion Bank (The)
0.45%, 01/25/21, (3 mo. LIBOR US + 0.240%)(a)(b)	3,025	3,026,392
0.52%, 03/17/21, (3 mo. LIBOR US + 0.270%)(a)	37,946	37,980,151
0.57%, 01/27/23, (SOFRRATE + 0.480%)(a)(b)	8,710	8,735,085
0.68%, 06/11/21, (3 mo. LIBOR US + 0.430%)(a)	4,365	4,375,127
0.78%, 12/01/22, (3 mo. LIBOR US + 0.530%)(a)	2,050	2,063,776
0.86%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)	1,975	1,996,054
1.18%, 12/14/20, (3 mo. LIBOR US + 0.930%)(a)	190	190,201
1.22%, 04/07/21, (3 mo. LIBOR US + 1.000%)(a)	7,113	7,142,519
Truist Bank
0.80%, 08/02/22 (Call 08/02/21), (3 mo. LIBOR US + 0.590%)(a)(b)	4,999	5,013,597
0.82%, 03/09/23 (Call 02/09/23), (SOFRRATE + 0.730%)(a)	1,920	1,933,459
0.87%, 05/17/22 (Call 04/17/22), (3 mo. LIBOR US + 0.590%)(a)(b)	4,280	4,307,135
Truist Financial Corp.,
0.88%, 04/01/22 (Call 03/01/22), (3 mo. LIBOR US + 0.650%)(a)(b)	4,815	4,844,083

Security	Par (000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH
0.53%, 04/26/21 (Call 03/26/21), (3 mo. LIBOR US + 0.320%)(a)(b)	$35,745	$35,782,175
0.56%, 02/04/21 (Call 01/04/21), (3 mo. LIBOR US + 0.310%)(a)(b)	6,550	6,553,079
0.66%, 11/16/21 (Call 10/15/21), (3 mo. LIBOR US + 0.380%)(a)	8,695	8,720,824
U.S. Bank NA/Cincinnati OH
0.39%, 01/21/22 (Call 12/21/21), (3 mo. LIBOR US + 0.180%)(a)	8,000	8,009,040
0.64%, 12/09/22 (Call 11/09/22), (3 mo. LIBOR US + 0.400%)(a)	5,165	5,187,210
0.70%, 05/23/22 (Call 04/23/22), (3 mo. LIBOR US + 0.440%)(a)	19,000	19,097,470
UBS AG/London, 0.73%, 12/01/20 (Call 11/01/20), (3 mo. LIBOR US + 0.480%)(a)(c)	21,299	21,299,000
UBS Group AG
1.23%, 08/15/23 (Call 08/15/22), (3 mo. LIBOR US + 0.950%)(a)(b)(c)	18,940	19,074,474
1.48%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(c)	12,995	13,137,685
1.74%, 02/01/22, (3 mo. LIBOR US + 1.530%)(a)(b)(c)	7,965	8,097,378
2.00%, 04/14/21, (3 mo. LIBOR US + 1.780%)(a)(c)	19,405	19,549,373
UniCredit SpA, 4.13%, 01/14/22, (3 mo. LIBOR US + 3.900%)(a)(c)	6,905	7,104,140
United Overseas Bank Ltd., 0.69%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(b)(c)	480	479,957
Wells Fargo & Co.
1.18%, 02/11/22 (Call 02/11/21), (3 mo. LIBOR US + 0.930%)(a)(b)	46,716	46,811,768
1.24%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)	28,535	28,719,621
1.26%, 12/07/20, (3 mo. LIBOR US + 1.010%)(a)	5,754	5,759,754
1.32%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US + 1.110%)(a)(b)	19,885	20,037,916
1.44%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(a)	30,992	31,403,264
1.59%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)(b)	27,127	27,244,731
Wells Fargo Bank N.A.
0.55%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)	12,475	12,482,485
0.73%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(a)	17,345	17,412,819
0.87%, 05/27/22 (Call 05/27/21), (3 mo. LIBOR US + 0.620%)(a)(b)	19,452	19,504,715
0.90%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)(a)(b)	12,740	12,799,241
Westpac Banking Corp.
0.55%, 01/25/21, (3 mo. LIBOR US + 0.340%)(a)	6,758	6,762,460
0.61%, 01/13/23, (3 mo. LIBOR US + 0.390%)(a)	12,032	12,074,112
0.79%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	2,482	2,500,019
0.94%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)(b)	8,875	8,952,301
1.00%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	20,415	20,645,281
1.00%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)(b)	9,725	9,854,537
1.07%, 01/11/22, (3 mo. LIBOR US + 0.850%)(a)	7,581	7,642,785
1.12%, 08/19/21, (3 mo. LIBOR US + 0.850%)(a)(b)	4,689	4,717,978

		2,935,853,652

Beverages — 0.2%
Constellation Brands Inc., 0.98%, 11/15/21 (Call 11/30/20), (3 mo. LIBOR US + 0.700%)(a)(b)	4,645	4,643,932

54	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc., 0.58%, 05/02/22, (3 mo. LIBOR US + 0.365%)(a)(b)	$6,227	$6,249,915

		10,893,847

Biotechnology — 0.5%
Gilead Sciences Inc.
0.37%, 09/17/21, (3 mo. LIBOR US + 0.150%)(a)	6,270	6,272,947
0.74%, 09/29/23 (Call 09/29/21), (3 mo. LIBOR US + 0.520%)(a)	20,000	20,027,200

		26,300,147

Building Materials — 0.2%
Vulcan Materials Co., 0.90%, 03/01/21, (3 mo. LIBOR US + 0.650%)(a)	8,629	8,628,482

Chemicals — 0.5%
DuPont de Nemours Inc.
0.99%, 11/15/20, (3 mo. LIBOR US + 0.710%)(a)	1,555	1,555,373
1.39%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)	5,795	5,859,383
LYB International Finance III LLC, 1.23%, 10/01/23 (Call 10/01/21), (3 mo. LIBOR US + 1.000%)(a)	20,000	20,010,200

		27,424,956

Commercial Services — 0.0%
Equifax Inc., 1.15%, 08/15/21, (3 mo. LIBOR US + 0.870%)(a)	2,535	2,543,695

Computers — 1.7%
Apple Inc.
0.60%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	21,434	21,527,238
0.74%, 02/09/22, (3 mo. LIBOR US + 0.500%)(a)(b)	1,511	1,519,235
1.39%, 02/23/21, (3 mo. LIBOR US + 1.130%)(a)	1,925	1,931,680
Hewlett Packard Enterprise Co., 0.95%, 10/05/21 (Call 11/16/20), (3 mo. LIBOR US + 0.720%)(a)(b)	13,398	13,399,876
IBM Credit LLC
0.41%, 02/05/21, (3 mo. LIBOR US + 0.160%)(a)	4,155	4,156,205
0.48%, 01/20/21, (3 mo. LIBOR US + 0.260%)(a)(b)	16,910	16,918,962
0.73%, 11/30/20, (3 mo. LIBOR US + 0.470%)(a)	7,365	7,368,535
International Business Machines Corp.
0.65%, 05/13/21, (3 mo. LIBOR US + 0.400%)(a)	24,031	24,076,659
0.83%, 11/06/21, (3 mo. LIBOR US + 0.580%)(a)(b)	7,000	7,037,730

		97,936,120

Diversified Financial Services — 2.2%
Air Lease Corp., 0.92%, 06/03/21, (3 mo. LIBOR US + 0.670%)(a)(b)	3,000	2,989,350
American Express Co.
0.81%, 05/17/21 (Call 04/17/21), (3 mo. LIBOR US + 0.525%)(a)	13,695	13,722,938
0.82%, 08/01/22 (Call 07/01/22), (3 mo. LIBOR US + 0.610%)(a)(b)	3,170	3,188,545
0.85%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(a)	12,653	12,710,824
0.87%, 05/20/22 (Call 04/19/22), (3 mo. LIBOR US + 0.620%)(a)(b)	14,135	14,223,061
0.90%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(a)	8,375	8,434,965
0.97%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)(b)	9,350	9,458,647
American Express Credit Corp., 0.95%, 03/03/22 (Call 02/03/22), (3 mo. LIBOR US + 0.700%)(a)	7,421	7,469,608

Security	Par (000)	Value

Diversified Financial Services (continued)
BOC Aviation Ltd.
1.26%, 05/02/21, (3 mo. LIBOR US + 1.050%)(a)(d)	$8,095	$8,077,029
1.36%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(a)(d)	10,800	10,623,204
Capital One Financial Corp.
0.93%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)	5,215	5,224,856
1.19%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(a)	5,258	5,302,009
Charles Schwab Corp. (The), 0.57%, 05/21/21 (Call 04/21/21), (3 mo. LIBOR US + 0.320%)(a)	6,067	6,073,188
Intercontinental Exchange Inc., 0.90%, 06/15/23 (Call 06/15/21), (3 mo. LIBOR US + 0.650%)(a)	13,000	13,047,190

		120,545,414

Electric — 2.3%
Consolidated Edison Co. of New York Inc., Series C, 0.63%, 06/25/21, (3 mo. LIBOR US + 0.400%)(a)(b)	8,192	8,209,777
Dominion Energy Inc.
0.65%, 12/01/20, (3 mo. LIBOR US + 0.400%)(a)(c)	990	990,218
Series D, 0.78%, 09/15/23 (Call 09/15/21), (3 mo. LIBOR US + 0.530%)(a)	16,945	16,991,260
Duke Energy Corp.
0.76%, 05/14/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	7,925	7,940,929
0.90%, 03/11/22, (3 mo. LIBOR US + 0.650%)(a)(b)	750	754,207
Duke Energy Progress LLC, Series A, 0.43%, 02/18/22 (Call 02/18/21), (3 mo. LIBOR US + 0.180%)(a)	500	499,900
Florida Power & Light Co., 0.60%, 07/28/23 (Call 01/28/21), (3 mo. LIBOR US + 0.380%)(a)	12,735	12,742,768
National Rural Utilities Cooperative Finance Corp., 0.60%, 06/30/21, (3 mo. LIBOR US + 0.375%)(a)(b)	2,655	2,660,390
NextEra Energy Capital Holdings Inc.
0.73%, 05/04/21, (3 mo. LIBOR US + 0.480%)(a)	7,120	7,133,172
0.81%, 08/28/21 (Call 11/30/20), (3 mo. LIBOR US + 0.550%)(a)	4,870	4,869,318
0.97%, 02/25/22, (3 mo. LIBOR US + 0.720%)(a)(b)	7,830	7,889,664
Pacific Gas and Electric Co., 1.72%, 06/16/22 (Call 06/16/21), (3 mo. LIBOR US + 1.480%)(a)	46,250	46,339,725
Sempra Energy, 0.70%, 03/15/21, (3 mo. LIBOR US + 0.450%)(a)	9,808	9,819,868
Southern Power Co., 0.78%, 12/20/20 (Call 11/30/20), (3 mo. LIBOR US + 0.550%)(a)(c)	4,215	4,216,054

		131,057,250

Electronics — 0.1%
Honeywell International Inc.
0.50%, 08/19/22 (Call 08/19/21), (3 mo. LIBOR US + 0.230%)(a)	1,570	1,570,911
0.61%, 08/08/22, (3 mo. LIBOR US + 0.370%)(a)(b)	5,343	5,363,624

		6,934,535

Food — 0.3%
Campbell Soup Co., 0.88%, 03/15/21, (3 mo. LIBOR US + 0.630%)(a)	4,885	4,891,839
General Mills Inc.
0.77%, 04/16/21, (3 mo. LIBOR US + 0.540%)(a)	8,035	8,047,052
1.23%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)	6,376	6,447,475

		19,386,366

Gas — 0.3%
Dominion Energy Gas Holdings LLC, Series A, 0.85%, 06/15/21, (3 mo. LIBOR US + 0.600%)(a)	3,928	3,940,138

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Southern California Gas Co., 0.57%, 09/14/23 (Call 03/14/21), (3 mo. LIBOR US + 0.350%)(a)	$15,000	$15,001,950

		18,942,088

Health Care - Products — 0.1%
Zimmer Biomet Holdings Inc., 0.98%, 03/19/21 (Call 11/16/20), (3 mo. LIBOR US + 0.750%)(a)	6,235	6,232,755

Health Care - Services — 0.1%
UnitedHealth Group Inc., 0.51%, 06/15/21, (3 mo. LIBOR US + 0.260%)(a)	4,425	4,430,133

Household Products & Wares — 0.2%
Reckitt Benckiser Treasury Services PLC, 0.78%, 06/24/22, (3 mo. LIBOR US + 0.560%)(a)(b)(c)	10,795	10,830,192

Insurance — 1.5%
AIA Group Ltd., 0.75%, 09/20/21 (Call 08/20/21), (3 mo. LIBOR US + 0.520%)(a)(c)	3,760	3,759,662
Athene Global Funding, 1.46%, 07/01/22, (3 mo. LIBOR US + 1.230%)(a)(b)(c)	7,081	7,129,292
Jackson National Life Global Funding
0.55%, 03/16/21, (3 mo. LIBOR US + 0.310%)(a)(c)	750	750,682
0.73%, 06/11/21, (3 mo. LIBOR US + 0.480%)(a)(c)	5,900	5,912,685
0.96%, 06/27/22, (3 mo. LIBOR US + 0.730%)(a)(c)	11,195	11,280,082
Marsh & McLennan Companies Inc., 1.42%, 12/29/21 (Call 11/30/20), (3 mo. LIBOR US + 1.200%)(a)	2,685	2,686,020
Metropolitan Life Global Funding I, 0.46%, 01/08/21, (3 mo. LIBOR US + 0.230%)(a)(b)(c)	14,095	14,101,907
New York Life Global Funding
0.49%, 01/21/22, (3 mo. LIBOR US + 0.280%)(a)(b)(c)	5,500	5,511,825
0.50%, 01/28/21, (3 mo. LIBOR US + 0.280%)(a)(c)	2,130	2,131,214
0.50%, 01/10/23, (3 mo. LIBOR US + 0.280%)(a)(c)	5,000	5,011,800
0.57%, 08/06/21, (3 mo. LIBOR US + 0.320%)(a)(c)	5,490	5,500,980
0.66%, 07/12/22, (3 mo. LIBOR US + 0.440%)(a)(c)	11,260	11,314,949
0.77%, 06/10/22, (3 mo. LIBOR US + 0.520%)(a)(c)	10,110	10,180,568
Principal Life Global Funding II, 0.57%, 03/02/21, (3 mo. LIBOR US + 0.330%)(a)(c)	409	409,307
Protective Life Global Funding, 0.75%, 06/28/21, (3 mo. LIBOR US + 0.520%)(a)(c)	690	692,311

		86,373,284

Internet — 0.5%
eBay Inc., 1.08%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)	10,279	10,375,828
TD Ameritrade Holding Corp., 0.64%, 11/01/21 (Call 10/01/21), (3 mo. LIBOR US + 0.430%)(a)(b)	2,765	2,772,797
Tencent Holdings Ltd.
0.82%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(d)	1,580	1,571,089
1.13%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	11,880	11,864,437

		26,584,151

Lodging — 0.1%
Marriott International Inc./MD
0.90%, 03/08/21, (3 mo. LIBOR US + 0.650%)(a)	745	742,661
Series Y, 0.85%, 12/01/20, (3 mo. LIBOR US + 0.600%)(a)	7,250	7,244,200

		7,986,861

Machinery — 2.2%
Caterpillar Financial Services Corp.
0.46%, 11/12/21, (3 mo. LIBOR US + 0.200%)(a)	15,461	15,481,099
0.48%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	22,174	22,193,070
0.53%, 09/07/21, (3 mo. LIBOR US + 0.280%)(a)	7,020	7,031,583

Security	Par (000)	Value

Machinery (continued)
0.55%, 03/08/21, (3 mo. LIBOR US + 0.300%)(a)(b)	$11,005	$11,015,675
0.60%, 12/07/20, (3 mo. LIBOR US + 0.350%)(a)	3,675	3,675,735
0.99%, 05/13/22, (3 mo. LIBOR US + 0.735%)(a)	12,930	13,045,594
Series I, 0.67%, 05/17/21, (3 mo. LIBOR US + 0.390%)(a)	9,770	9,789,345
John Deere Capital Corp.
0.39%, 01/08/21, (3 mo. LIBOR US + 0.160%)(a)	30	30,008
0.49%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)	10,715	10,712,428
0.51%, 09/10/21, (3 mo. LIBOR US + 0.260%)(a)(b)	1,773	1,776,528
0.65%, 06/07/21, (3 mo. LIBOR US + 0.400%)(a)(b)	3,875	3,883,138
0.73%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	5,180	5,206,625
0.74%, 06/13/22, (3 mo. LIBOR US + 0.490%)(a)	500	503,135
0.80%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)	10,320	10,404,934
Otis Worldwide Corp., 0.68%, 04/05/23 (Call 04/05/21), (3 mo. LIBOR US + 0.450%)(a)(b)	8,660	8,658,701

		123,407,598

Manufacturing — 0.6%
3M Co., 0.56%, 02/14/24, (3 mo. LIBOR US + 0.300%)(a)	3,871	3,868,097
General Electric Co., 1.25%, 03/15/23, (3 mo. LIBOR US + 1.000%)(a)	13,978	14,004,698
Siemens Financieringsmaatschappij NV, 0.85%, 03/16/22, (3 mo. LIBOR US + 0.610%)(a)(b)(c)	10,955	11,017,881
Textron Inc., 0.79%, 11/10/20, (3 mo. LIBOR US + 0.550%)(a)	2,948	2,943,578

		31,834,254

Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 1.86%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(a)	17,135	17,546,069
Comcast Corp., 0.87%, 04/15/24, (3 mo. LIBOR US + 0.630%)(a)	10,705	10,809,695
NBCUniversal Enterprise Inc., 0.63%, 04/01/21, (3 mo. LIBOR US + 0.400%)(a)(c)	5,100	5,107,395
TWDC Enterprises 18 Corp., 0.64%, 03/04/22, (3 mo. LIBOR US + 0.390%)(a)(b)	20,625	20,685,844
Walt Disney Co. (The)
0.50%, 09/01/21, (3 mo. LIBOR US + 0.250%)(a)(b)	165	165,216
0.64%, 09/01/22, (3 mo. LIBOR US + 0.390%)(a)	5,820	5,846,364

		60,160,583

Oil & Gas — 2.0%
BP Capital Markets PLC, 0.51%, 11/24/20, (3 mo. LIBOR US + 0.250%)(a)	4,322	4,322,908
Chevron Corp.
0.73%, 03/03/22, (3 mo. LIBOR US + 0.480%)(a)(b)	8,128	8,170,266
0.78%, 03/03/22, (3 mo. LIBOR US + 0.530%)(a)(b)	11,610	11,679,428
0.81%, 11/15/21, (3 mo. LIBOR US + 0.530%)(a)	756	759,659
1.15%, 05/11/23, (3 mo. LIBOR US + 0.900%)(a)(b)	21,590	21,993,949
Chevron USA Inc., 0.46%, 08/11/23, (3 mo. LIBOR US + 0.200%)(a)	17,930	17,945,958
ConocoPhillips Co., 1.18%, 05/15/22, (3 mo. LIBOR US + 0.900%)(a)	6,646	6,691,592
Exxon Mobil Corp.
0.61%, 08/16/22, (3 mo. LIBOR US + 0.330%)(a)	11,955	12,003,537
0.62%, 03/06/22, (3 mo. LIBOR US + 0.370%)(a)(b)	9,685	9,724,030
Phillips 66, 0.83%, 02/26/21 (Call 11/16/20), (3 mo. LIBOR US + 0.600%)(a)	1,311	1,310,108
Shell International Finance BV, 0.65%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)(b)	5,364	5,374,889

56	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp., 1.40%, 09/15/23 (Call 09/10/21), (3 mo. LIBOR US + 1.150%)(a)	$13,000	$12,992,590

		112,968,914

Pharmaceuticals — 3.6%
AbbVie Inc.
0.60%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)(c)	20,000	20,023,201
0.73%, 11/19/21, (3 mo. LIBOR US + 0.460%)(a)(c)	14,430	14,462,179
0.90%, 11/21/22, (3 mo. LIBOR US + 0.650%)(a)(c)	13,893	13,957,741
AstraZeneca PLC
0.87%, 06/10/22, (3 mo. LIBOR US + 0.620%)(a)	1,295	1,303,651
0.95%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)	5,340	5,373,856
Bayer U.S. Finance II LLC
0.86%, 06/25/21 (Call 05/25/21), (3 mo. LIBOR US + 0.630%)(a)(c)	17,570	17,608,830
1.26%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(c)	22,435	22,580,379
Becton Dickinson and Co., 1.28%, 06/06/22, (3 mo. LIBOR US + 1.030%)(a)(b)	10,535	10,612,537
Bristol-Myers Squibb Co.
0.48%, 11/16/20, (3 mo. LIBOR US + 0.200%)(a)(b)	4,480	4,480,448
0.66%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)	7,815	7,837,195
Cardinal Health Inc., 1.02%, 06/15/22, (3 mo. LIBOR US + 0.770%)(a)	7,044	7,089,363
Cigna Corp.
1.13%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(a)(b)	14,110	14,251,805
Series WI, 0.90%, 09/17/21 (Call 11/16/20), (3 mo. LIBOR US + 0.650%)(a)	4,615	4,615,831
CVS Health Corp., 0.96%, 03/09/21, (3 mo. LIBOR US + 0.720%)(a)(b)	28,338	28,399,777
Evernorth Health Inc., 1.01%, 11/30/20 (Call 11/16/20), (3 mo. LIBOR US + 0.750%)(a)	10,617	10,618,486
GlaxoSmithKline Capital PLC, 0.61%, 05/14/21, (3 mo. LIBOR US + 0.350%)(a)	8,940	8,952,873
Pfizer Inc., 0.58%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)	3,874	3,875,085
Zoetis Inc., 0.69%, 08/20/21, (3 mo. LIBOR US + 0.440%)(a)	3,635	3,646,123

		199,689,360

Pipelines — 0.3%
MPLX LP, 1.34%, 09/09/22 (Call 11/30/20), (3 mo. LIBOR US + 1.100%)(a)	15,278	15,277,542

Real Estate Investment Trusts — 0.0%
SL Green Operating Partnership LP, 1.26%, 08/16/21 (Call 11/16/20), (3 mo. LIBOR US + 0.980%)(a)	1,215	1,207,346

Retail — 0.2%
Home Depot Inc. (The), 0.56%, 03/01/22, (3 mo. LIBOR US + 0.310%)(a)(b)	2,220	2,223,596
McDonald’s Corp., 0.65%, 10/28/21, (3 mo. LIBOR US + 0.430%)(a)(b)	3,649	3,660,750
Walmart Inc., 0.45%, 06/23/21, (3 mo. LIBOR US + 0.230%)(a)(b)	6,210	6,218,259

		12,102,605

Semiconductors — 0.5%
Intel Corp., 0.60%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	12,273	12,320,006

Security	Par (000)	Value

Semiconductors (continued)
QUALCOMM Inc., 0.94%, 01/30/23, (3 mo. LIBOR US + 0.730%)(a)	$13,899	$14,044,661

		26,364,667

Telecommunications — 2.2%
AT&T Inc., 1.43%, 06/12/24, (3 mo. LIBOR US + 1.180%)(a)	43,432	44,373,171
Rogers Communications Inc., 0.83%, 03/22/22, (3 mo. LIBOR US + 0.600%)(a)	2,562	2,575,630
Verizon Communications Inc.
1.24%, 03/16/22, (3 mo. LIBOR US + 1.000%)(a)(b)	33,751	34,162,425
1.38%, 05/15/25 (Call 03/15/25), (3 mo. LIBOR US + 1.100%)(a)	22,600	23,138,332
Vodafone Group PLC, 1.22%, 01/16/24, (3 mo. LIBOR US + 0.990%)(a)(b)	16,872	17,007,313

		121,256,871

Transportation — 0.5%
United Parcel Service Inc.
0.38%, 04/01/21, (3 mo. LIBOR US + 0.150%)(a)	2,220	2,220,866
0.66%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)(b)	16,042	16,112,104
0.68%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)	10,702	10,767,282

		29,100,252

Trucking & Leasing — 0.2%
Aviation Capital Group LLC
0.88%, 07/30/21, (3 mo. LIBOR US + 0.670%)(a)(c)	2,920	2,844,723
1.20%, 06/01/21, (3 mo. LIBOR US + 0.950%)(a)(c)	4,600	4,510,668
GATX Corp., 0.97%, 11/05/21, (3 mo. LIBOR US + 0.720%)(a)	1,545	1,530,106

		8,885,497

Total Corporate Bonds & Notes — 84.2% (Cost: $4,693,535,768)		4,708,319,772

Foreign Government Obligations

Canada — 0.0%
Export Development Canada, 0.39%, 11/23/20, (3 mo. LIBOR US + 0.130%)(a)(c)	3,690	3,690,258

Finland — 0.2%
Kuntarahoitus Oyj, 0.33%, 02/17/21, (3 mo. LIBOR US + 0.050%)(a)(c)	10,070	10,071,410

Netherlands — 0.2%
Nederlandse Waterschapsbank NV
0.25%, 11/10/20, (3 mo. LIBOR US + 0.010%)(a)(c)	5,000	5,000,100
0.32%, 12/15/21, (3 mo. LIBOR US + 0.070%)(a)(c)	8,400	8,405,208

		13,405,308

Norway — 0.9%
Kommunalbanken AS
0.28%, 04/15/21, (3 mo. LIBOR US + 0.040%)(a)(b)(c)	5,116	5,115,233
0.29%, 03/12/21, (3 mo. LIBOR US + 0.040%)(a)(b)(c)	27,350	27,354,923
0.38%, 09/08/21, (3 mo. LIBOR US + 0.130%)(a)(c)	16,600	16,615,604

		49,085,760

South Korea — 0.9%
Export-Import Bank of Korea
0.75%, 06/25/22, (3 mo. LIBOR US + 0.525%)(a)	1,920	1,924,071
0.82%, 06/01/21, (3 mo. LIBOR US + 0.575%)(a)	3,530	3,535,119
1.02%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	13,870	13,993,027
1.14%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	12,915	13,051,899

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

South Korea (continued)
Series 5, 1.09%, 01/25/22, (3 mo. LIBOR US + 0.875%)(a)	$2,975	$2,993,653
Industrial Bank of Korea, 0.66%, 10/23/22, (3 mo. LIBOR US + 0.450%)(a)(d)	5,360	5,361,715
Korea Development Bank (The)
0.71%, 10/01/22, (3 mo. LIBOR US + 0.475%)(a)	8,015	8,031,190
0.80%, 03/12/21, (3 mo. LIBOR US + 0.550%)(a)	1,120	1,121,019

		50,011,693

Supranational — 7.8%
African Development Bank, 0.26%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)	5,200	5,196,204
Asian Development Bank
0.26%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)(b)	70,539	70,541,822
0.29%, 03/16/21, (3 mo. LIBOR US + 0.050%)(a)(b)	14,015	14,017,943
0.43%, 06/16/21, (3 mo. LIBOR US + 0.190%)(a)	25,305	25,333,848
European Bank for Reconstruction & Development
0.26%, 05/11/22, (3 mo. LIBOR US + 0.010%)(a)	40,642	40,618,021
0.28%, 11/19/20, (3 mo. LIBOR US + 0.010%)(a)	6,190	6,190,433
European Investment Bank
0.32%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(c)	16,233	16,265,628
0.33%, 03/24/21, (3 mo. LIBOR US + 0.110%)(a)(c)	21,180	21,190,590
Inter-American Development Bank
0.19%, 10/25/21, (3 mo. LIBOR US - 0.020%)(a)	22,705	22,697,280
0.24%, 01/15/22, (3 mo. LIBOR US)(a)(b)	13,291	13,288,342
0.28%, 03/15/22, (3 mo. LIBOR US + 0.030%)(a)	21,650	21,648,918
0.31%, 07/15/22, (3 mo. LIBOR US + 0.070%)(a)	23,405	23,423,256
0.44%, 07/15/21, (3 mo. LIBOR US + 0.200%)(a)	62,086	62,169,195
International Bank for Reconstruction & Development
0.53%, 02/11/21, (3 mo. LIBOR US + 0.280%)(a)	2,900	2,902,291
Series GDIF, 0.39%, 08/06/24, (SOFRRATE + 0.300%)(a)	20,020	20,038,218
International Finance Corp.
0.26%, 12/15/20, (3 mo. LIBOR US + 0.010%)(a)	2,450	2,450,294
0.32%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)	43,870	43,912,115
0.43%, 12/15/21, (3 mo. LIBOR US + 0.180%)(a)	23,817	23,860,109

		435,744,507

Sweden — 0.1%
Svensk Exportkredit AB, 0.30%, 12/14/20, (3 mo. LIBOR US + 0.050%)(a)	5,115	5,115,665

Total Foreign Government Obligations — 10.1% (Cost: $567,011,589)		567,124,601

Short-Term Investments

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(e)(f)(g)	147,397	147,500,634
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	280,692	280,692,000

		428,192,634

Total Short-Term Investments — 7.7% (Cost: $428,108,196)		428,192,634

Total Investments in Securities — 102.0% (Cost: $5,688,655,553)		5,703,637,007

Other Assets, Less Liabilities — (2.0)%		(111,413,298)

Net Assets — 100.0%		$5,592,223,709

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

58	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Floating Rate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$216,631,440	$—		$(69,149,364	)(a)	$20,005	$(1,447)	$147,500,634	147,397	$872,469	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	242,647,000	38,045,000	(a)	—		—	—	280,692,000	280,692	1,551,186		—

						$20,005	$(1,447)	$428,192,634		$2,423,655		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$4,708,319,772	$—	$4,708,319,772
Foreign Government Obligations	—	567,124,601	—	567,124,601
Money Market Funds	428,192,634	—	—	428,192,634

	$428,192,634	$5,275,444,373	$—	$5,703,637,007

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Statements of Assets and Liabilities

October 31, 2020

	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,464,966,160	$70,348,308	$839,637,678	$5,275,444,373
Affiliated(c)	67,526,372	640,000	3,980,000	428,192,634
Cash	6,954	18,671	919	9,654,186
Receivables:
Investments sold	5,402,499	—	17,075,721	27,054,979
Securities lending income — Affiliated	12,997	—	—	38,302
Capital shares sold	242,894	796,959	—	—
Dividends	412	30	261	24,097
Interest	11,455,560	915,690	2,659,099	6,570,149

Total assets	1,549,613,848	72,719,658	863,353,678	5,746,978,720

LIABILITIES
Collateral on securities loaned, at value	57,112,065	—	—	147,303,296
Payables:
Investments purchased	6,891,144	564,603	7,511,013	5,017,745
Capital shares redeemed	—	—	4,170,636	1,470,415
Investment advisory fees	187,348	4,234	165,271	963,555

Total liabilities	64,190,557	568,837	11,846,920	154,755,011

NET ASSETS	$1,485,423,291	$72,150,821	$851,506,758	$5,592,223,709

NET ASSETS CONSIST OF:
Paid-in capital	$1,421,291,581	$72,560,424	$682,924,091	$5,644,625,451
Accumulated earnings (loss)	64,131,710	(409,603)	168,582,667	(52,401,742)

NET ASSETS	$1,485,423,291	$72,150,821	$851,506,758	$5,592,223,709

Shares outstanding	25,850,000	1,450,000	10,550,000	110,300,000

Net asset value	$57.46	$49.76	$80.71	$50.70

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$55,351,908	$—	$—	$143,572,693
(b) Investments, at cost — Unaffiliated	$1,404,045,685	$70,852,648	$706,582,499	$5,260,547,357
(c) Investments, at cost — Affiliated	$67,510,329	$640,000	$3,980,000	$428,108,196

See notes to financial statements.

60	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended October 31, 2020

	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF (a)	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$—	$1,600	$—
Dividends — Affiliated	19,200	30	27,341	1,551,186
Interest — Unaffiliated	22,729,648	98,941	8,823,763	137,127,920
Securities lending income — Affiliated — net	184,920	—	268	872,469
Other income — Unaffiliated	100	—	78,274	100

Total investment income	22,933,868	98,971	8,931,246	139,551,675

EXPENSES
Investment advisory fees	1,364,157	7,057	1,242,706	15,148,880
Miscellaneous	264	—	264	264

Total expenses	1,364,421	7,057	1,242,970	15,149,144

Less:
Investment advisory fees waived	—	(2,823)	—	—

Total expenses after fees waived	1,364,421	4,234	1,242,970	15,149,144

Net investment income	21,569,447	94,737	7,688,276	124,402,531

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	4,751,933	—	40,817,200	(54,309,883)
Investments — Affiliated	(20,139)	—	49	20,005
In-kind redemptions — Unaffiliated	6,748,472	—	44,536,706	(45,927,164)

Net realized gain (loss)	11,480,266	—	85,353,955	(100,217,042)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	37,377,227	(504,340)	120,688,311	(4,904,903)
Investments — Affiliated	6,709	—	—	(1,447)

Net change in unrealized appreciation (depreciation)	37,383,936	(504,340)	120,688,311	(4,906,350)

Net realized and unrealized gain (loss)	48,864,202	(504,340)	206,042,266	(105,123,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,433,649	$(409,603)	$213,730,542	$19,279,139

(a)	For the period from October 06, 2020 (commencement of operations) to October 31, 2020.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets

	iShares Aaa - A Rated Corporate Bond ETF		iShares BB Rated Corporate Bond ETF
			Period From
	Year Ended	Year Ended	10/06/20 (a)
	10/31/20	10/31/19	to 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,569,447	$9,741,870	$94,737
Net realized gain	11,480,266	268,961	—
Net change in unrealized appreciation (depreciation)	37,383,936	30,512,162	(504,340)

Net increase (decrease) in net assets resulting from operations	70,433,649	40,522,993	(409,603)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(20,251,698)	(9,083,591)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,015,631,385	229,549,349	72,560,424

NET ASSETS
Total increase in net assets	1,065,813,336	260,988,751	72,150,821
Beginning of year	419,609,955	158,621,204	—

End of year	$1,485,423,291	$419,609,955	$72,150,821

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Convertible Bond ETF		iShares Floating Rate Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,688,276	$5,583,844	$124,402,531	$297,750,171
Net realized gain (loss)	85,353,955	4,286,379	(100,217,042)	(8,032,094)
Net change in unrealized appreciation (depreciation)	120,688,311	20,175,085	(4,906,350)	10,532,848

Net increase in net assets resulting from operations	213,730,542	30,045,308	19,279,139	300,250,925

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(9,218,410)	(13,859,970)	(142,625,200)	(305,308,879)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	242,367,608	128,711,189	(4,224,940,685)	(1,886,520,589)

NET ASSETS
Total increase (decrease) in net assets	446,879,740	144,896,527	(4,348,286,746)	(1,891,578,543)
Beginning of year	404,627,018	259,730,491	9,940,510,455	11,832,088,998

End of year	$851,506,758	$404,627,018	$5,592,223,709	$9,940,510,455

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Financial Highlights

(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$54.85	$49.57	$52.76	$52.80	$51.32

Net investment income(a)	1.35	1.68	1.53	1.40	1.34
Net realized and unrealized gain (loss)(b)	2.68	5.25	(3.23)	(0.08)	1.70

Net increase (decrease) from investment operations	4.03	6.93	(1.70)	1.32	3.04

Distributions(c)
From net investment income	(1.42)	(1.65)	(1.49)	(1.36)	(1.56)

Total distributions	(1.42)	(1.65)	(1.49)	(1.36)	(1.56)

Net asset value, end of year	$57.46	$54.85	$49.57	$52.76	$52.80

Total Return
Based on net asset value	7.44%	14.22%	(3.27)%	2.57%	6.02%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.37%	3.19%	3.00%	2.69%	2.56%

Supplemental Data
Net assets, end of year (000)	$1,485,423	$419,610	$158,621	$121,345	$105,609

Portfolio turnover rate(d)	16%	16%	15%	16%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares BB Rated Corporate Bond ETF
	Period From 10/06/20 to 10/31/20	(a)

Net asset value, beginning of period	$50.00

Net investment income(b)	0.12
Net realized and unrealized loss(c)	(0.36)

Net decrease from investment operations	(0.24)

Net asset value, end of period	$49.76

Total Return
Based on net asset value	(0.48	)%(d)

Ratios to Average Net Assets
Total expenses	0.25	%(e)

Total expenses after fees waived	0.15	%(e)

Net investment income	3.36	%(e)

Supplemental Data
Net assets, end of period (000)	$72,151

Portfolio turnover rate(f)	0	%(d)(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Convertible Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$59.07	$55.86	$55.38		$47.01	$46.80

Net investment income(a)	0.86	0.96	0.93		1.00	0.79
Net realized and unrealized gain(b)	21.90	4.74	0.87		8.57	1.02

Net increase from investment operations	22.76	5.70	1.80		9.57	1.81

Distributions(c)
From net investment income	(1.12)	(2.02)	(1.13)		(1.20)	(1.60)
From net realized gain	—	(0.47)	(0.19)		—	—

Total distributions	(1.12)	(2.49)	(1.32)		(1.20)	(1.60)

Net asset value, end of year	$80.71	$59.07	$55.86		$55.38	$47.01

Total Return
Based on net asset value	39.02%	10.55%	3.26	%(d)	20.63%	3.98%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%		0.20%	0.30%

Net investment income	1.24%	1.66%	1.64%		1.88%	1.75%

Supplemental Data
Net assets, end of year (000)	$851,507	$404,627	$259,730		$354,410	$14,103

Portfolio turnover rate(e)	33%	24%	29%		14%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -1.94%.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$50.98	$50.93	$50.93	$50.72	$50.43

Net investment income(a)	0.83	1.44	1.19	0.73	0.45
Net realized and unrealized gain (loss)(b)	(0.24)	0.08	(0.13)	0.19	0.24

Net increase from investment operations	0.59	1.52	1.06	0.92	0.69

Distributions(c)
From net investment income	(0.87)	(1.47)	(1.06)	(0.71)	(0.40)

Total distributions	(0.87)	(1.47)	(1.06)	(0.71)	(0.40)

Net asset value, end of year	$50.70	$50.98	$50.93	$50.93	$50.72

Total Return
Based on net asset value	1.19%	3.02%	2.11%	1.82%	1.39%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.64%	2.84%	2.33%	1.43%	0.89%

Supplemental Data
Net assets, end of year (000)	$5,592,224	$9,940,510	$11,832,089	$6,544,454	$3,185,003

Portfolio turnover rate(d)	29%	23%	17%	21%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Aaa - A Rated Corporate Bond	Diversified
BB Rated Corporate Bond(a)	Diversified
Convertible Bond	Diversified
Floating Rate Bond	Diversified

(a)	The Fund commenced operations on October 6, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
Aaa - A Rated Corporate Bond	$418,879,762
Floating Rate Bond	10,190,285,001

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available

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Notes to Financial Statements  (continued)

or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash

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Notes to Financial Statements  (continued)

collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Aaa - A Rated Corporate Bond
Barclays Bank PLC	$3,920,741	$3,920,741		$—	$—
Barclays Capital Inc.	414,527	414,527		—	—
BNP Paribas Prime Brokerage International Ltd.	703,425	703,425		—	—
BofA Securities, Inc.	1,017,399	1,017,399		—	—
Citigroup Global Markets Inc.	1,005,894	1,005,894		—	—
Credit Suisse Securities (USA) LLC	1,461,078	1,461,078		—	—
HSBC Securities (USA) Inc.	5,695,499	5,695,499		—	—
Jefferies LLC	16,887	16,887		—	—
JPMorgan Securities LLC	8,640,977	8,640,977		—	—
Morgan Stanley & Co. LLC	9,712,223	9,712,223		—	—
Pershing LLC	5,030	5,030		—	—
RBC Capital Markets LLC	7,216,055	7,216,055		—	—
Scotia Capital (USA) Inc.	1,608,167	1,608,167		—	—
TD Prime Services LLC	1,848,105	1,848,105		—	—
UBS Securities LLC	756,556	756,556		—	—
Wells Fargo Bank, National Association	1,516,996	1,516,996		—	—
Wells Fargo Securities LLC	9,812,349	9,812,349		—	—

	55,351,908	55,351,908		—	—

Floating Rate Bond
Barclays Bank PLC	$3,405,438	$3,405,438		$—	$—
Barclays Capital Inc.	199,290	199,290		—	—
BMO Capital Markets	307,465	307,465		—	—
BofA Securities, Inc.	3,973,376	3,973,376		—	—
Citigroup Global Markets Inc.	43,337,440	43,337,440		—	—
Credit Suisse Securities (USA) LLC	8,395,552	8,395,552		—	—
Goldman Sachs & Co.	15,185,408	15,185,408		—	—
JPMorgan Securities LLC	30,593,282	30,593,282		—	—
Morgan Stanley & Co. LLC	16,485,239	16,485,239		—	—
MUFG Securities Americas Inc.	3,069,481	3,069,481		—	—
Nomura Securities International Inc.	2,007,075	2,007,075		—	—
Pershing LLC	533,043	533,043		—	—
Wells Fargo Securities LLC	16,080,604	16,080,604		—	—

	143,572,693	143,572,693		—	—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Aaa - A Rated Corporate Bond	0.15%
BB Rated Corporate Bond	0.25
Convertible Bond	0.20
Floating Rate Bond	0.20

For the period ended October 31, 2020, BFA has voluntarily waived a portion of its investment advisory fees for the iShares BB Rated Corporate Bond ETF in the amount of $2,823.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Aaa - A Rated Corporate Bond	$55,605
Convertible Bond	69
Floating Rate Bond	262,102

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements  (continued)

iShares ETF	Purchases	Sales
Floating Rate Bond	$22,548,821	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities	Other Securities
iShares ETF	Sales	Purchases	Sales
Aaa - A Rated Corporate Bond	$—	$187,313,788	$147,889,510
BB Rated Corporate Bond	—	15,200,118	—
Convertible Bond	—	278,976,491	201,331,300
Floating Rate Bond	272,003,974	2,059,702,611	3,048,500,324

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Aaa - A Rated Corporate Bond	$1,032,933,094	$63,867,494
BB Rated Corporate Bond	55,682,903	—
Convertible Bond	357,706,527	179,078,841
Floating Rate Bond	204,053,423	3,387,998,080

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions and certain deemed distributions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Aaa - A Rated Corporate Bond	$6,760,198	$(6,760,198)
Convertible Bond	48,110,139	(48,110,139)
Floating Rate Bond	(47,289,198)	47,289,198

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19
Aaa - A Rated Corporate Bond
Ordinary income	$20,251,698	$9,083,591

Convertible Bond
Ordinary income	$9,218,410	$13,058,269
Long-term capital gains	—	801,701

	$9,218,410	$13,859,970

Floating Rate Bond
Ordinary income	$142,625,200	$305,308,879

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Notes to Financial Statements  (continued)

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
Aaa - A Rated Corporate Bond	$3,388,449	$—	$—		$60,743,261		$64,131,710
BB Rated Corporate Bond	103,446	—	—		(513,049)		(409,603)
Convertible Bond	15,938,810	21,371,639	—		131,272,218		168,582,667
Floating Rate Bond	2,005,311	—	(67,052,163)		12,645,110		(52,401,742)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and dividends deemed recognized for tax purposes.

For the year ended October 31, 2020, the Funds utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized
Aaa - A Rated Corporate Bond	$3,844,505
Convertible Bond	345,189

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aaa - A Rated Corporate Bond	$1,471,749,271	$62,347,435	$(1,604,174)	$60,743,261
BB Rated Corporate Bond	71,501,357	105,892	(618,941)	(513,049)
Convertible Bond	712,345,460	150,902,416	(19,630,198)	131,272,218
Floating Rate Bond	5,690,991,897	13,818,357	(1,173,247)	12,645,110

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements  (continued)

instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount

Aaa - A Rated Corporate Bond
Shares sold	19,350,000	$1,081,341,076	5,950,000	$306,231,217
Shares redeemed	(1,150,000)	(65,709,691)	(1,500,000)	(76,681,868)

Net increase	18,200,000	1,015,631,385	4,450,000	229,549,349

			Period Ended 10/31/20
iShares ETF			Shares	Amount

BB Rated Corporate Bond
Shares sold			1,450,000	$72,560,424

	Year Ended 10/31/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount

Convertible Bond
Shares sold	6,300,000	$433,092,277	3,000,000	$173,309,984
Shares redeemed	(2,600,000)	(190,724,669)	(800,000)	(44,598,795)

Net increase	3,700,000	242,367,608	2,200,000	128,711,189

Floating Rate Bond
Shares sold	4,100,000	217,504,452	36,700,000	1,866,089,851
Shares redeemed	(88,800,000)	(4,442,445,137)	(74,000,000)	(3,752,610,440)

Net decrease	(84,700,000)	(4,224,940,685)	(37,300,000)	(1,886,520,589)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

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Notes to Financial Statements  (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Aaa - A Rated Corporate Bond ETF,

iShares BB Rated Corporate Bond ETF, iShares Convertible Bond ETF and

iShares Floating Rate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Aaa - A Rated Corporate Bond ETF, iShares BB Rated Corporate Bond ETF, iShares Convertible Bond ETF and iShares Floating Rate Bond ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares Aaa - A Rated Corporate Bond ETF, iShares Convertible Bond ETF and iShares Floating Rate Bond ETF: statements of operations for the year ended October 31, 2020 and statements of changes in net assets for each of the two years in the period ended October 31, 2020.

iShares BB Rated Corporate Bond ETF: statements of operations and changes in net assets for the period October 6, 2020 (commencement of operations) to October 31, 2020.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended October 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Convertible Bond	2.04%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2020:

iShares ETF	Qualified Dividend Income
Convertible Bond	$486,666

For the fiscal year ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Aaa - A Rated Corporate Bond	$17,490,097
BB Rated Corporate Bond	89,236
Convertible Bond	6,268,928
Floating Rate Bond	79,705,934

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest
Aaa - A Rated Corporate Bond	$8,315
BB Rated Corporate Bond	13
Convertible Bond	10,831
Floating Rate Bond	1,974,592

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended October 31, 2020:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
Convertible Bond	$2,680,647

I M P O R T A N T T A X I N F O R M A T I O N	77

Board Review and Approval of Investment Advisory Contract

iShares Aaa - A Rated Corporate Bond ETF, iShares Convertible Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares BB Rated Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	79

Board Review and Approval of Investment Advisory Contract  (continued)

meeting held on June 8-10, 2020, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the Fund had not yet offered its shares. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other

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Board Review and Approval of Investment Advisory Contract  (continued)

Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the Fund had not yet offered its shares. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares Floating Rate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	81

Board Review and Approval of Investment Advisory Contract  (continued)

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile

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Board Review and Approval of Investment Advisory Contract  (continued)

in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	83

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Aaa - A Rated Corporate Bond(a)	$1.413829	$—	$0.001316	$1.415145	100%	—%	0	%(b)	100%
Convertible Bond(a)	1.118266	—	0.000417	1.118683	100	—	0	(b)	100
Floating Rate Bond(a)	0.858117	—	0.007389	0.865506	99	—	1		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	85

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	87

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1004-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ

•	iShares Global Green Bond ETF | BGRN | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

Global Bond Market Overview

Global investment-grade bonds advanced for the 12 months ended October 31, 2020 (“reporting period”). The Bloomberg Barclays Global Aggregate Index, a broad measure of global bond market performance, returned 5.63% in U.S. dollar terms for the reporting period.

Market disruption due to the coronavirus pandemic drove sharp volatility in bond prices, followed by a steady recovery after governments worldwide intervened to support fixed-income markets and economic activity. As the extent of the outbreak became evident in late February and early March 2020, uncertainty led investors to move out of stocks and into bonds, and global bond yields (which are inversely related to prices) declined. But the continued spread of the virus and related restrictions on economic activity led to a significant increase in yields, as investors became concerned that the pandemic-related downturn would restrict liquidity and limit the ability of sovereign and corporate borrowers to issue new bonds. However, the swift action of central banks helped stabilize credit markets and improve liquidity, and a gradual, but significant, recovery in bond prices followed.

U.S. bond prices followed the global pattern: an advance in the immediate aftermath of the pandemic, followed by a sharp decline and subsequent recovery, leading to a positive performance for the reporting period overall. In response to the economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020. It further stabilized bond markets by implementing bond buying programs for U.S. Treasuries, mortgage-backed securities, and corporate bonds. Bond prices rose thereafter, driving Treasury yields to historic lows despite record issuance to fund government fiscal stimulus programs. Fed action, along with signs that defaults would be lower than anticipated, drove corporate bond prices higher beginning in late March 2020. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

European bonds also advanced, benefiting from efforts by the European Central Bank (“ECB”) to stabilize and provide liquidity for markets. In March 2020, the ECB instituted a €750 billion bond purchasing program that authorized purchases of government and corporate bonds. The ECB augmented this program with an additional €600 billion in June 2020, further bolstering the European bond market. To finance its recovery efforts, in October 2020 the E.U. issued its own large-scale bonds for the first time (previously most European debt was issued only by individual member states). Demand for the issuance was high, indicating significant investor appetite for E.U.-backed bonds.

Bonds in the Asia/Pacific region posted a modest return after a sharp decline in bond prices in March 2020 was followed by a relatively modest rebound. Japanese bond prices in particular declined amid a significant increase in issuance of government bonds to finance stimulus efforts. To support this influx of bond supply and improve market liquidity, the Bank of Japan increased its bond-buying program for both government and corporate bonds. Bonds in other parts of the Asia/Pacific region posted gains, however, as foreign investors in search of yield buoyed bond prices in South Korea, Malaysia, and Thailand. Emerging market bonds also advanced amid a strong economic recovery in China, which helped reassure yield-hungry investors that economic conditions were improving in the latter part of the reporting period.

4	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	4.31%	3.01%	2.60%	4.31%	15.96%	19.82%
Fund Market	4.30	2.98	2.61	4.30	15.80	19.91
Index	4.40	3.09	2.71	4.40	16.42	20.72

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,029.30	$0.31		$1,000.00	$1,024.80	$0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Portfolio Management Commentary

Investment-grade corporate bonds with remaining maturities of less than five years advanced during the reporting period. Bond purchases by the Fed, including buying debt directly from companies, reduced yields on investment-grade debt to historic lows amid the coronavirus pandemic.

Bonds issued by financial companies, which represented approximately 44% of the Index on average for the reporting period, contributed the most to the Index’s return. Expectations that banks would benefit as the economy recovered drove strong investor demand for bonds issued by banks. Yield spreads, the difference in yield between bank bonds and U.S. Treasuries, returned to pre-pandemic levels despite substantial declines in bank stocks, indicating confidence in the bond market. Limited prospects of bank credit rating downgrades, partly due to stronger balance sheets over the last decade, also supported bank bond returns. Despite significant increases in bond issuance by banks, investor demand remained robust amid lower yield spreads with U.S. Treasuries compared to most other industries. Large highly rated banks issued a majority of these new bonds, highlighting the demand for quality in the bond market.

Bonds of consumer non-cyclical companies also contributed meaningfully to the Index’s performance, as their yields declined relative to consumer cyclical bonds during the pandemic-related recession. In the pharmaceuticals industry, continued high credit ratings led to low yields, even as companies issued additional bonds. Technology industry bonds also contributed to the Index’s return, as low yields induced companies with large cash reserves to issue new bonds, partly to fund stock buybacks. Technology companies also benefited from significant bond purchases by the Fed.

From a credit quality perspective, all credit rating categories in the Index contributed to the Index’s return. Bonds with A ratings contributed the most to the Index’s performance, although lower-rated Baa bonds also contributed significantly.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	1.1%
Aa	12.0
A	47.1
Baa	37.2
Ba	1.5
Not Rated	1.1

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	15.0%
1-2 Years	19.3
2-3 Years	22.2
3-4 Years	21.6
4-5 Years	21.1
5-6 Years	0.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® Global Green Bond ETF

Investment Objective

The iShares Global Green Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global investment-grade green bonds that are issued to fund environmental projects, while mitigating exposure to currency fluctuations versus the U.S. dollar, as represented by Bloomberg Barclays MSCI Global Green Bond Select (USD Hedged) Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	4.89%	8.53%	4.89%	17.46%
Fund Market	5.06	8.79	5.06	18.04
Index	4.99	8.60	4.99	17.59

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,038.60	$1.02		$1,000.00	$1,024.10	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020 (continued)	iShares® Global Green Bond ETF

Portfolio Management Commentary

Green bonds seek to raise funds for projects that aim to positively affect the environment, typically by promoting energy efficiency or reducing carbon emissions. Projects using green bonds included investments in renewable energy generation and improving energy efficiency in buildings and transmission lines. Despite a slowdown at the onset of the coronavirus pandemic, investor interest in green bonds remained high, and issuance in the first eight months of 2020 exceeded that of the same time frame in 2019. Green bonds also attracted the interest of government organizations, particularly in the E.U., which continued to develop a set of standards for green bonds.

Green bonds advanced during the reporting period, driven by a significant recovery that followed sharp declines in the wake of the pandemic’s outbreak. Foreign agency bonds were the largest contributors to the Index’s return. This category included agencies such as the Société du Grand Paris, which uses green bonds to finance the extension of Parisian railway networks. Corporate bonds also advanced, particularly among utilities and financial companies. Utility company green bonds included projects to create wind turbines and storage batteries, while financial companies issued green bonds to fund loan programs earmarked for sustainable energy projects. On the downside, the depreciation of the U.S. dollar relative to many foreign currencies meant that hedging activity, which seeks to offset the effect of currency fluctuations, detracted from the Index’s return.

In terms of relative performance, the Index outperformed the broader market, as represented by the Bloomberg Barclays MSCI Global Aggregate Index (USD Hedged). The Index invests only in bonds that meet Green Bond Principles as verified by MSCI ESG Research, resulting in a mix of bonds that can differ substantially from the broader market. The Index held an overweight position in government-related bonds, particularly agency and supranational bonds, while being underweight in U.S. government bonds and securitized bonds. Security selection in corporate bonds contributed to relative performance, particularly bonds issued by utilities companies. Security selection in government-related bonds also benefited the Index’s relative return.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	22.9%
Aa	31.8
A	20.7
Baa	18.6
Not Rated	6.0

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	2.4%
1-5 Years	30.5
5-10 Years	36.6
10-15 Years	10.4
15-20 Years	12.7
More than 20 Years	7.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The) 3.75%, 10/01/21(a)	$659	$679,139
3.75%, 02/15/23	527	561,465
4.20%, 04/15/24	271	299,374
Omnicom Group Inc./Omnicom Capital Inc. 3.63%, 05/01/22	1,713	1,791,098
3.65%, 11/01/24 (Call 08/01/24)	245	268,506
WPP Finance 2010 3.63%, 09/07/22	60	62,967
3.75%, 09/19/24	631	689,498

		4,352,047

Aerospace & Defense — 1.6%
Boeing Co. (The) 2.70%, 05/01/22	877	891,066
4.51%, 05/01/23 (Call 04/01/23)	2,772	2,941,087
4.88%, 05/01/25 (Call 04/01/25)	3,395	3,691,148
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	520	540,740
2.25%, 11/15/22 (Call 08/15/22)	1,363	1,409,234
2.38%, 11/15/24 (Call 09/15/24)	902	961,778
3.00%, 05/11/21	2,111	2,140,301
3.25%, 04/01/25 (Call 03/01/25)	178	196,086
3.38%, 05/15/23 (Call 04/15/23)	1,887	2,020,395
3.50%, 05/15/25 (Call 03/15/25)	800	890,158
3.88%, 07/15/21 (Call 04/15/21)(a)	202	205,219
L3Harris Technologies Inc. 3.83%, 04/27/25 (Call 01/27/25)	334	372,040
3.85%, 06/15/23 (Call 05/15/23)	914	986,837
4.95%, 02/15/21 (Call 11/30/20)(a)	900	902,790
Lockheed Martin Corp. 2.90%, 03/01/25 (Call 12/01/24)	1,323	1,436,698
3.10%, 01/15/23 (Call 11/15/22)(a)	52	54,826
3.35%, 09/15/21(a)	466	478,327
Northrop Grumman Corp. 2.55%, 10/15/22 (Call 09/15/22)	1,827	1,897,647
2.93%, 01/15/25 (Call 11/15/24)	1,790	1,935,649
3.25%, 08/01/23	1,541	1,657,519
3.50%, 03/15/21	656	663,603
Raytheon Technologies Corp. 2.50%, 12/15/22 (Call 09/15/22)(b)	1,180	1,222,120
2.80%, 03/15/22 (Call 02/15/22)(b)	1,539	1,583,795
3.20%, 03/15/24 (Call 01/15/24)(b)	1,430	1,533,103
3.95%, 08/16/25 (Call 06/16/25)	2,192	2,485,999

		33,098,165

Agriculture — 1.3%
Altria Group Inc. 2.35%, 05/06/25 (Call 04/06/25)	1,194	1,258,996
2.85%, 08/09/22	1,631	1,697,051
3.49%, 02/14/22	313	324,923
3.80%, 02/14/24 (Call 01/14/24)(a)	1,156	1,257,367
4.00%, 01/31/24	1,563	1,714,554
4.75%, 05/05/21	1,709	1,747,670
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)	159	172,535
BAT Capital Corp. 2.79%, 09/06/24 (Call 08/06/24)	1,331	1,406,481
3.22%, 08/15/24 (Call 06/15/24)	2,870	3,078,712

Security	Par (000)	Value

Agriculture (continued)
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	$995	$998,554
Bunge Ltd. Finance Corp. 1.63%, 08/17/25 (Call 07/17/25)	105	105,549
3.50%, 11/24/20(a)	362	362,611
4.35%, 03/15/24 (Call 02/15/24)	292	321,043
Philip Morris International Inc. 1.13%, 05/01/23	64	65,071
1.50%, 05/01/25 (Call 04/01/25)	103	105,994
1.88%, 02/25/21 (Call 01/25/21)	1,326	1,330,604
2.13%, 05/10/23 (Call 03/10/23)	304	315,391
2.38%, 08/17/22 (Call 07/17/22)	911	942,185
2.50%, 08/22/22	666	690,953
2.50%, 11/02/22 (Call 10/02/22)	1,385	1,438,665
2.63%, 02/18/22 (Call 01/18/22)	1,068	1,096,142
2.63%, 03/06/23	534	559,931
2.88%, 05/01/24 (Call 04/01/24)	822	882,005
2.90%, 11/15/21	507	520,486
3.25%, 11/10/24	1,209	1,324,843
3.38%, 08/11/25 (Call 05/11/25)	85	94,245
3.60%, 11/15/23	170	185,567
Reynolds American Inc. 4.45%, 06/12/25 (Call 03/12/25)	2,542	2,870,638
4.85%, 09/15/23	236	263,833

		27,132,599

Airlines — 0.1%
Southwest Airlines Co. 4.75%, 05/04/23	1,042	1,116,284
5.25%, 05/04/25 (Call 04/04/25)	1,252	1,389,795

		2,506,079

Apparel — 0.1%
NIKE Inc. 2.25%, 05/01/23 (Call 02/01/23)	225	234,390
2.40%, 03/27/25 (Call 02/27/25)	1,710	1,833,239
Ralph Lauren Corp., 1.70%, 06/15/22(a)	193	196,787
VF Corp. 2.05%, 04/23/22	159	162,611
2.40%, 04/23/25 (Call 03/23/25)	241	255,952

		2,682,979

Auto Manufacturers — 3.5%
American Honda Finance Corp. 0.65%, 09/08/23	30	30,060
0.88%, 07/07/23	10	10,077
1.00%, 09/10/25	50	50,057
1.20%, 07/08/25	1,000	1,010,094
1.65%, 07/12/21	889	896,543
1.70%, 09/09/21	1,266	1,280,649
1.95%, 05/20/22	227	232,339
1.95%, 05/10/23	954	985,199
2.05%, 01/10/23	760	785,287
2.15%, 09/10/24	1,125	1,179,934
2.20%, 06/27/22	1,247	1,283,624
2.40%, 06/27/24	933	985,524
2.60%, 11/16/22	731	762,332
2.65%, 02/12/21	692	696,446
2.90%, 02/16/24(a)	385	410,689
3.15%, 01/08/21(a)	306	307,573
3.38%, 12/10/21	100	103,212
3.45%, 07/14/23(a)	598	643,746

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.55%, 01/12/24	$718	$780,248
3.63%, 10/10/23	976	1,061,072
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	150	162,969
Ford Motor Credit Co. LLC, 2.34%, 11/02/20	777	777,000
General Motors Co. 4.00%, 04/01/25	23	24,786
4.88%, 10/02/23	1,457	1,589,247
5.40%, 10/02/23	1,271	1,404,878
6.13%, 10/01/25 (Call 09/01/25)	160	187,241
General Motors Financial Co. Inc. 1.70%, 08/18/23	1,035	1,042,222
2.75%, 06/20/25 (Call 05/20/25)	1,468	1,514,944
2.90%, 02/26/25 (Call 01/26/25)	1,305	1,353,455
3.15%, 06/30/22 (Call 05/30/22)	1,705	1,754,296
3.20%, 07/06/21 (Call 06/06/21)	1,894	1,923,950
3.25%, 01/05/23 (Call 12/05/22)	1,291	1,337,133
3.45%, 01/14/22 (Call 12/14/21)	1,487	1,525,342
3.45%, 04/10/22 (Call 02/10/22)	747	767,324
3.50%, 11/07/24 (Call 09/07/24)	560	592,557
3.55%, 04/09/21	210	212,358
3.55%, 07/08/22	1,229	1,273,599
3.70%, 05/09/23 (Call 03/09/23)	1,563	1,642,342
3.95%, 04/13/24 (Call 02/13/24)	1,298	1,381,733
4.00%, 01/15/25 (Call 10/15/24)	1,025	1,097,918
4.15%, 06/19/23 (Call 05/19/23)	1,323	1,412,079
4.20%, 03/01/21 (Call 02/01/21)	1,679	1,692,254
4.20%, 11/06/21	583	600,671
4.25%, 05/15/23	1,408	1,498,405
4.30%, 07/13/25 (Call 04/13/25)	2,000	2,180,850
4.35%, 04/09/25 (Call 02/09/25)	1,112	1,214,626
4.38%, 09/25/21	663	682,521
5.10%, 01/17/24 (Call 12/17/23)	1,889	2,074,463
5.20%, 03/20/23	1,270	1,378,350
Toyota Motor Corp. 2.16%, 07/02/22	956	983,841
2.36%, 07/02/24(a)	1,010	1,072,216
3.18%, 07/20/21(a)	1,090	1,112,725
3.42%, 07/20/23	1,107	1,197,354
Toyota Motor Credit Corp. 0.45%, 07/22/22	47	47,058
0.50%, 08/14/23	1,070	1,075,602
1.15%, 05/26/22	303	306,661
1.35%, 08/25/23	286	292,962
1.80%, 02/13/25	1,816	1,890,871
1.90%, 04/08/21	1,558	1,568,895
2.00%, 10/07/24	247	258,598
2.15%, 09/08/22	866	893,665
2.25%, 10/18/23	194	204,112
2.60%, 01/11/22	1,158	1,188,478
2.63%, 01/10/23	511	534,927
2.65%, 04/12/22	852	880,372
2.70%, 01/11/23	1,342	1,405,852
2.75%, 05/17/21	489	495,566
2.80%, 07/13/22(a)	182	189,358
2.90%, 03/30/23	434	460,007
2.90%, 04/17/24	92	98,785
2.95%, 04/13/21	1,270	1,285,058
3.00%, 04/01/25	1,539	1,682,675
3.05%, 01/08/21	185	185,948
3.30%, 01/12/22	1,142	1,181,685

Security	Par (000)	Value

Auto Manufacturers (continued)
3.35%, 01/08/24	$958	$1,038,276
3.40%, 09/15/21	670	687,681
3.45%, 09/20/23	1,423	1,543,109
4.25%, 01/11/21	332	334,507

		71,891,062

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	649	713,741
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	420	457,818
Magna International Inc. 3.63%, 06/15/24 (Call 03/15/24)	550	599,337
4.15%, 10/01/25 (Call 07/01/25)	750	854,101

		2,624,997

Banks — 34.8%
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21(a)	1,480	1,504,213
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	1,070	1,106,178
2.25%, 11/09/20	660	660,218
2.30%, 06/01/21	121	122,414
2.55%, 11/23/21	955	977,501
2.63%, 05/19/22	416	430,806
2.63%, 11/09/22	850	888,489
Banco Bilbao Vizcaya Argentaria SA 0.88%, 09/18/23	900	898,653
1.13%, 09/18/25	915	909,727
Banco Santander SA 2.71%, 06/27/24	1,705	1,803,611
2.75%, 05/28/25	1,735	1,828,894
3.13%, 02/23/23	1,310	1,373,481
3.50%, 04/11/22	910	945,543
3.85%, 04/12/23	1,145	1,225,266
Bank of America Corp. 0.81%, 10/24/24 (Call 10/24/23)(c)	2,500	2,497,795
0.98%, 09/25/25 (Call 09/25/24)(c)	2,050	2,046,800
1.20%, 10/24/26 (Call 10/24/25)(c)	1,600	1,601,447
1.32%, 06/19/26 (Call 06/19/25)(c)	1,850	1,860,347
1.49%, 05/19/24 (Call 05/19/23)(c)	10	10,195
2.02%, 02/13/26 (Call 02/13/25)(c)	2,750	2,847,162
2.50%, 10/21/22 (Call 10/21/21)	1,547	1,578,019
2.63%, 04/19/21	1,853	1,872,867
2.74%, 01/23/22 (Call 01/23/21), (3 mo. LIBOR US + 0.370%)(a)(c)	1,503	1,510,831
2.82%, 07/21/23 (Call 07/21/22)(c)	1,754	1,819,676
2.88%, 04/24/23 (Call 04/24/22)(c)	2,008	2,071,643
3.00%, 12/20/23 (Call 12/20/22)(c)	3,924	4,113,874
3.09%, 10/01/25 (Call 10/01/24)(c)	3,000	3,235,104
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(c)	1,472	1,516,144
3.30%, 01/11/23	4,252	4,506,256
3.50%, 05/17/22 (Call 05/17/21)(c)	1,027	1,043,696
3.55%, 03/05/24 (Call 03/05/23)(a)(c)	2,840	3,025,768
3.86%, 07/23/24 (Call 07/23/23)(c)	2,963	3,207,369
3.88%, 08/01/25	1,150	1,301,053
4.00%, 04/01/24	2,438	2,693,952
4.00%, 01/22/25	399	443,276
4.10%, 07/24/23	1,575	1,721,867
4.13%, 01/22/24	2,742	3,030,901
4.20%, 08/26/24	3,937	4,386,401
5.00%, 05/13/21	655	671,273

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.70%, 01/24/22(a)	$1,200	$1,278,249
5.88%, 01/05/21	545	550,257
Series L, 3.95%, 04/21/25	2,149	2,394,149
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(c)	605	626,791
Bank of Montreal
1.85%, 05/01/25	53	55,274
1.90%, 08/27/21	1,600	1,621,420
2.05%, 11/01/22	420	433,578
2.35%, 09/11/22	1,015	1,053,541
2.50%, 06/28/24	1,650	1,748,896
2.55%, 11/06/22 (Call 10/06/22)	304	316,303
2.90%, 03/26/22	1,859	1,924,761
Series D, 3.10%, 04/13/21(a)	1,128	1,142,366
Series E, 3.30%, 02/05/24	2,700	2,914,029
Bank of New York Mellon Corp. (The) 1.60%, 04/24/25 (Call 03/24/25)	1,393	1,441,424
1.85%, 01/27/23 (Call 01/02/23)	103	106,193
1.95%, 08/23/22	250	257,422
2.05%, 05/03/21 (Call 04/03/21)(a)	1,672	1,684,616
2.10%, 10/24/24	1,330	1,398,664
2.20%, 08/16/23 (Call 06/16/23)	1,561	1,630,310
2.50%, 04/15/21 (Call 03/15/21)	228	229,896
2.60%, 02/07/22 (Call 01/07/22)	1,622	1,665,920
2.95%, 01/29/23 (Call 12/29/22)	1,537	1,623,449
3.25%, 09/11/24 (Call 08/11/24)(a)	1,109	1,211,450
3.40%, 05/15/24 (Call 04/15/24)(a)	837	913,349
3.45%, 08/11/23	743	804,230
3.50%, 04/28/23	928	997,876
3.55%, 09/23/21 (Call 08/23/21)	728	747,172
4.15%, 02/01/21	271	273,570
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	1,159	1,266,969
Bank of Nova Scotia (The) 0.55%, 09/15/23	65	64,971
1.30%, 06/11/25	215	218,849
1.63%, 05/01/23	177	181,760
1.95%, 02/01/23	226	233,375
2.00%, 11/15/22	479	494,794
2.20%, 02/03/25	1,425	1,502,580
2.38%, 01/18/23	380	395,290
2.45%, 03/22/21	2,389	2,409,316
2.45%, 09/19/22(a)	2,197	2,282,599
2.50%, 01/08/21	677	679,774
2.70%, 03/07/22	1,871	1,932,537
2.80%, 07/21/21(a)	1,471	1,497,831
3.13%, 04/20/21	1,203	1,219,218
3.40%, 02/11/24	1,735	1,880,609
4.38%, 01/13/21	35	35,281
Barclays Bank PLC 1.70%, 05/12/22 (Call 04/12/22)	1,596	1,624,608
2.65%, 01/11/21 (Call 12/11/20)(a)	792	793,917
Barclays PLC 3.20%, 08/10/21(a)	1,735	1,771,088
3.25%, 01/12/21	1,968	1,978,672
3.65%, 03/16/25	2,051	2,219,865
3.68%, 01/10/23 (Call 01/10/22)	1,645	1,699,450
3.93%, 05/07/25 (Call 05/07/24)(c)	2,237	2,409,714
4.34%, 05/16/24 (Call 05/16/23)(c)	1,360	1,462,562
4.38%, 09/11/24	1,351	1,454,228
4.61%, 02/15/23 (Call 02/15/22)(c)	2,326	2,435,326

Security	Par (000)	Value

Banks (continued)
BBVA USA 2.88%, 06/29/22 (Call 05/29/22)	$340	$351,753
3.50%, 06/11/21 (Call 05/11/21)	514	522,249
3.88%, 04/10/25 (Call 03/10/25)	440	472,401
Series 2018-M12, Class A2, 2.50%, 08/27/24 (Call 07/27/24)	588	612,455
BNP Paribas SA 3.25%, 03/03/23	1,173	1,248,803
4.25%, 10/15/24	1,290	1,427,391
5.00%, 01/15/21	2,822	2,848,894
BPCE SA 2.65%, 02/03/21	475	477,807
2.75%, 12/02/21	386	395,928
4.00%, 04/15/24	1,030	1,136,631
Canadian Imperial Bank of Commerce 0.95%, 06/23/23	231	233,433
2.25%, 01/28/25	1,044	1,100,965
2.55%, 06/16/22	1,725	1,786,954
2.61%, 07/22/23 (Call 07/22/22)(c)	632	653,940
2.70%, 02/02/21(a)	358	360,141
3.10%, 04/02/24	1,486	1,601,469
3.50%, 09/13/23	782	851,236
Capital One N.A., 2.95%, 07/23/21 (Call 06/23/21)	68	69,147
Citibank N.A. 2.84%, 05/20/22 (Call 05/20/21)(c)	1,065	1,079,561
2.85%, 02/12/21 (Call 01/12/21)	440	442,127
3.17%, 02/19/22 (Call 02/19/21), (3 mo. LIBOR US + 0.530%)(c)	1,330	1,340,919
3.40%, 07/23/21 (Call 06/23/21)	1,966	2,005,628
3.65%, 01/23/24 (Call 12/23/23)	2,501	2,725,318
Citigroup Inc. 1.68%, 05/15/24 (Call 05/15/23)(c)	1,610	1,647,730
2.31%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.867%)(c)	1,826	1,858,498
2.35%, 08/02/21(a)	1,428	1,449,593
2.70%, 03/30/21(a)	2,692	2,718,444
2.70%, 10/27/22 (Call 09/27/22)	2,094	2,183,645
2.75%, 04/25/22 (Call 03/25/22)	2,195	2,264,875
2.88%, 07/24/23 (Call 07/24/22)(c)	2,667	2,767,667
2.90%, 12/08/21 (Call 11/08/21)	2,636	2,701,901
3.11%, 04/08/26 (Call 04/08/25)(c)	2,250	2,424,129
3.14%, 01/24/23 (Call 01/24/22)(c)	2,128	2,191,783
3.30%, 04/27/25	20	22,044
3.35%, 04/24/25 (Call 04/24/24)(c)	3,275	3,538,768
3.50%, 05/15/23	1,085	1,162,089
3.75%, 06/16/24	1,210	1,330,107
3.88%, 10/25/23	1,332	1,457,560
3.88%, 03/26/25	790	872,201
4.00%, 08/05/24	1,104	1,219,086
4.04%, 06/01/24 (Call 06/01/23)(c)	1,770	1,916,607
4.05%, 07/30/22	802	846,514
4.40%, 06/10/25	433	490,235
4.50%, 01/14/22	2,125	2,227,177
5.50%, 09/13/25	2,200	2,607,103
Citizens Bank N.A./Providence RI 2.25%, 04/28/25 (Call 03/28/25)	360	380,468
2.55%, 05/13/21 (Call 04/13/21)	877	885,769
2.65%, 05/26/22 (Call 04/26/22)	535	552,163
3.25%, 02/14/22 (Call 01/14/22)(a)	125	129,202
3.70%, 03/29/23 (Call 02/28/23)	325	347,916

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Comerica Bank, 2.50%, 07/23/24(a)	$357	$379,201
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	407	439,426
Commonwealth Bank of Australia/New York NY 2.40%, 11/02/20	907	907,000
2.55%, 03/15/21	640	645,307
Cooperatieve Rabobank UA 3.88%, 02/08/22(a)	3,977	4,155,580
3.95%, 11/09/22(a)	1,355	1,444,694
4.50%, 01/11/21(a)	1,182	1,191,496
4.63%, 12/01/23	1,149	1,277,768
Cooperatieve Rabobank UA/NY 2.50%, 01/19/21	1,710	1,718,229
2.75%, 01/10/22	1,399	1,439,683
2.75%, 01/10/23	1,468	1,540,104
3.13%, 04/26/21	1,544	1,564,972
3.38%, 05/21/25	1,000	1,120,662
Credit Suisse AG/New York NY 1.00%, 05/05/23	2,131	2,157,041
2.10%, 11/12/21	2,100	2,136,402
2.80%, 04/08/22	1,791	1,853,561
2.95%, 04/09/25	2,161	2,358,965
3.00%, 10/29/21	2,075	2,130,545
3.63%, 09/09/24(a)	3,815	4,216,621
Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/20	1,448	1,451,987
3.45%, 04/16/21(a)	518	525,086
3.75%, 03/26/25	2,314	2,560,361
3.80%, 09/15/22	2,045	2,161,685
3.80%, 06/09/23	1,432	1,539,176
Deutsche Bank AG, 3.38%, 05/12/21(a)	1,160	1,172,694
Deutsche Bank AG/London, 3.70%, 05/30/24	605	642,987
Deutsche Bank AG/New York NY 2.22%, 09/18/24 (Call 09/18/23)(c)	1,785	1,806,470
3.13%, 01/13/21(a)	115	115,486
3.15%, 01/22/21	2,085	2,095,154
3.30%, 11/16/22	1,455	1,511,291
3.38%, 05/12/21(a)	241	243,788
3.70%, 05/30/24	543	575,560
3.95%, 02/27/23	850	894,677
4.25%, 02/04/21	485	488,578
4.25%, 10/14/21	1,851	1,903,553
Series D, 5.00%, 02/14/22(a)	1,809	1,894,288
Discover Bank 2.45%, 09/12/24 (Call 08/12/24)	915	962,256
3.20%, 08/09/21 (Call 07/09/21)	11	11,212
3.35%, 02/06/23 (Call 01/06/23)	1,571	1,659,023
4.20%, 08/08/23	1,070	1,170,687
Fifth Third Bancorp. 1.63%, 05/05/23 (Call 04/05/23)	90	92,303
2.38%, 01/28/25 (Call 12/28/24)	169	178,535
2.60%, 06/15/22 (Call 05/15/22)	522	539,173
3.50%, 03/15/22 (Call 02/15/22)	685	711,342
3.65%, 01/25/24 (Call 12/25/23)	2,613	2,839,128
4.30%, 01/16/24 (Call 12/16/23)	951	1,045,663
Fifth Third Bank NA 1.80%, 01/30/23 (Call 12/30/22)	540	554,802
2.25%, 06/14/21 (Call 05/14/21)(a)	602	608,454
2.88%, 10/01/21 (Call 09/01/21)(a)	890	909,194
3.35%, 07/26/21 (Call 06/26/21)	423	431,527
3.95%, 07/28/25 (Call 06/28/25)	29	33,092

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The) 2.35%, 11/15/21 (Call 11/15/20)	$320	$320,205
2.60%, 12/27/20(a)	2,098	2,104,094
2.63%, 04/25/21 (Call 03/25/21)	1,571	1,585,276
2.88%, 02/25/21 (Call 01/25/21)	2,197	2,209,749
2.88%, 10/31/22 (Call 10/31/21)(c)	2,501	2,559,803
2.91%, 06/05/23 (Call 06/05/22)(c)	2,058	2,131,368
2.91%, 07/24/23 (Call 07/24/22)(a)(c)	2,573	2,668,389
3.00%, 04/26/22 (Call 04/26/21)	3,197	3,236,235
3.20%, 02/23/23 (Call 01/23/23)	2,433	2,572,152
3.27%, 09/29/25 (Call 09/29/24)(c)	2,800	3,040,372
3.50%, 01/23/25 (Call 10/23/24)	1,210	1,322,703
3.50%, 04/01/25 (Call 03/01/25)	4,724	5,209,706
3.63%, 01/22/23	2,091	2,230,478
3.63%, 02/20/24 (Call 01/20/24)	2,009	2,180,541
3.75%, 05/22/25 (Call 02/22/25)	2,000	2,220,724
3.85%, 07/08/24 (Call 04/08/24)	2,928	3,205,938
4.00%, 03/03/24	3,280	3,611,031
4.25%, 10/21/25	2,000	2,272,935
5.25%, 07/27/21	3,592	3,720,176
5.75%, 01/24/22	4,738	5,044,917
HSBC Holdings PLC 1.65%, 04/18/26 (Call 04/18/25)(c)	775	776,876
2.65%, 01/05/22	105	107,605
2.95%, 05/25/21	88	89,228
3.03%, 11/22/23 (Call 11/22/22)(c)	924	966,995
3.26%, 03/13/23 (Call 03/13/22)(a)(c)	2,581	2,671,478
3.60%, 05/25/23	2,075	2,229,421
3.80%, 03/11/25 (Call 03/11/24)(c)	2,429	2,629,657
3.95%, 05/18/24 (Call 05/18/23)(c)	2,250	2,419,420
4.00%, 03/30/22(a)	2,143	2,249,210
4.25%, 03/14/24	1,888	2,046,230
4.25%, 08/18/25	1,000	1,104,638
HSBC USA Inc., 3.50%, 06/23/24	75	81,322
Huntington Bancshares Inc./OH 2.30%, 01/14/22 (Call 12/14/21)	1,581	1,613,277
2.63%, 08/06/24 (Call 07/06/24)	888	942,739
3.15%, 03/14/21 (Call 02/14/21)	1,048	1,056,429
Huntington National Bank (The) 1.80%, 02/03/23 (Call 01/03/23)	377	387,057
2.50%, 08/07/22 (Call 07/07/22)	50	51,726
3.13%, 04/01/22 (Call 03/01/22)	954	988,768
3.25%, 05/14/21 (Call 04/14/21)	100	101,358
3.55%, 10/06/23 (Call 09/06/23)(a)	495	537,157
ING Groep NV 3.15%, 03/29/22	790	817,978
3.55%, 04/09/24	1,020	1,110,239
4.10%, 10/02/23	1,557	1,709,337
JPMorgan Chase & Co. 0.65%, 09/16/24 (Call 09/16/23)(a)(c)	200	200,240
1.51%, 06/01/24 (Call 06/01/23)(c)	605	617,711
2.01%, 03/13/26 (Call 03/13/25)(c)	940	975,437
2.08%, 04/22/26 (Call 04/22/25)(c)	1,000	1,045,374
2.55%, 03/01/21 (Call 02/01/21)	2,978	2,994,618
2.70%, 05/18/23 (Call 03/18/23)(a)	1,842	1,940,200
2.78%, 04/25/23 (Call 04/25/22)(c)	1,572	1,625,466
2.97%, 01/15/23 (Call 01/15/22)	1,797	1,851,501
3.13%, 01/23/25 (Call 10/23/24)	3,058	3,332,032
3.20%, 01/25/23	3,441	3,653,525

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.21%, 04/01/23 (Call 04/01/22), (3 mo. LIBOR US + 0.695%)(a)(c)	$2,454	$2,549,422
3.22%, 03/01/25 (Call 03/01/24)(c)	2,010	2,164,039
3.25%, 09/23/22	2,823	2,977,927
3.38%, 05/01/23	2,030	2,166,816
3.51%, 06/18/22 (Call 06/18/21), (3 mo. LIBOR US + 0.610%)(a)(c)	1,632	1,664,299
3.56%, 04/23/24 (Call 04/23/23)(c)	2,004	2,146,205
3.63%, 05/13/24	1,345	1,481,381
3.80%, 07/23/24 (Call 07/23/23)(c)	2,586	2,801,929
3.88%, 02/01/24	1,017	1,122,641
3.88%, 09/10/24	3,640	4,030,626
3.90%, 07/15/25 (Call 04/15/25)	3,000	3,390,716
4.02%, 12/05/24 (Call 12/05/23)(c)	3,055	3,363,539
4.35%, 08/15/21(a)	2,960	3,053,608
4.50%, 01/24/22	3,445	3,620,696
4.63%, 05/10/21	789	806,943
KeyBank N.A./Cleveland OH 1.25%, 03/10/23	325	331,428
2.30%, 09/14/22(a)	1,183	1,225,238
2.40%, 06/09/22	50	51,580
2.50%, 11/22/21	210	214,759
3.30%, 02/01/22	1,072	1,110,937
3.35%, 06/15/21	151	153,861
3.38%, 03/07/23	25	26,688
KeyCorp, 5.10%, 03/24/21	992	1,010,723
Lloyds Bank PLC 3.30%, 05/07/21	108	109,701
6.38%, 01/21/21	237	240,115
Lloyds Banking Group PLC 1.33%, 06/15/23 (Call 06/15/22)(c)	100	100,782
2.44%, 02/05/26 (Call 02/05/25)(a)(c)	200	208,485
2.91%, 11/07/23 (Call 11/07/22)(c)	2,027	2,108,546
3.00%, 01/11/22(a)	1,809	1,859,055
3.10%, 07/06/21	879	895,386
3.87%, 07/09/25 (Call 07/09/24)(c)	2,022	2,205,220
3.90%, 03/12/24	1,515	1,648,876
4.05%, 08/16/23(a)	2,085	2,263,169
4.45%, 05/08/25	1,590	1,801,667
4.50%, 11/04/24	942	1,031,607
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	582	629,090
Manufacturers & Traders Trust Co. 2.50%, 05/18/22 (Call 04/18/22)	511	527,301
2.63%, 01/25/21 (Call 12/25/20)	537	538,803
Mitsubishi UFJ Financial Group Inc. 0.85%, 09/15/24 (Call 09/15/23)(c)	125	125,033
1.41%, 07/17/25	1,075	1,091,194
2.19%, 09/13/21	1,454	1,476,217
2.19%, 02/25/25(a)	3,122	3,268,927
2.53%, 09/13/23	624	656,773
2.62%, 07/18/22	1,610	1,669,181
2.67%, 07/25/22	2,090	2,167,530
2.80%, 07/18/24	2,115	2,256,258
2.95%, 03/01/21(a)	1,775	1,790,573
3.00%, 02/22/22	545	562,740
3.22%, 03/07/22	1,725	1,789,060
3.41%, 03/07/24	1,544	1,667,848
3.46%, 03/02/23	1,163	1,238,031
3.54%, 07/26/21(a)	557	570,352
3.76%, 07/26/23	1,662	1,799,251

Security	Par (000)	Value

Banks (continued)
3.78%, 03/02/25	$1,000	$1,113,762
Mizuho Financial Group Inc. 0.85%, 09/08/24 (Call 09/08/23)(c)	1,025	1,023,423
1.24%, 07/10/24 (Call 07/10/23)(c)	1,185	1,195,669
2.60%, 09/11/22	2,240	2,325,179
2.72%, 07/16/23 (Call 07/16/22)(a)(c)	681	702,846
2.95%, 02/28/22	1,467	1,514,830
3.55%, 03/05/23	832	886,335
3.92%, 09/11/24 (Call 09/11/23)(c)	1,250	1,352,973
Morgan Stanley 2.19%, 04/28/26 (Call 04/28/25)(c)	900	943,207
2.50%, 04/21/21	2,198	2,220,091
2.63%, 11/17/21	1,572	1,609,183
2.72%, 07/22/25 (Call 07/22/24)(c)	2,985	3,176,465
2.75%, 05/19/22	2,887	2,989,793
3.13%, 01/23/23	3,195	3,375,277
3.70%, 10/23/24	3,950	4,388,820
3.74%, 04/24/24 (Call 04/24/23)(c)	3,057	3,287,563
3.75%, 02/25/23	2,217	2,377,374
4.00%, 07/23/25	2,402	2,729,475
4.10%, 05/22/23	2,124	2,299,398
4.88%, 11/01/22	2,372	2,565,579
5.50%, 07/28/21	2,434	2,525,667
5.75%, 01/25/21	1,464	1,482,222
Series F, 3.88%, 04/29/24	3,564	3,935,062
MUFG Union Bank N.A. 2.10%, 12/09/22 (Call 11/09/22)	25	25,810
3.15%, 04/01/22 (Call 03/01/22)(a)	495	512,916
National Australia Bank Ltd./New York 1.88%, 07/12/21	1,180	1,193,671
1.88%, 12/13/22	927	955,272
2.50%, 01/12/21	395	396,674
2.50%, 05/22/22	1,125	1,162,528
2.63%, 01/14/21(a)	1,130	1,133,674
2.80%, 01/10/22	1,440	1,481,837
2.88%, 04/12/23	50	52,930
3.00%, 01/20/23	731	772,533
3.63%, 06/20/23	180	194,976
3.70%, 11/04/21	805	832,777
Natwest Group PLC 2.36%, 05/22/24 (Call 05/22/23)(c)	1,203	1,239,193
3.50%, 05/15/23 (Call 05/15/22)(c)	2,430	2,523,588
3.88%, 09/12/23	1,717	1,853,416
4.27%, 03/22/25 (Call 03/22/24)(a)(c)	2,549	2,783,794
4.52%, 06/25/24 (Call 06/25/23)(c)	1,491	1,617,884
5.13%, 05/28/24	2,341	2,577,914
6.00%, 12/19/23	1,970	2,212,672
6.10%, 06/10/23	50	55,269
6.13%, 12/15/22	2	2,185
Northern Trust Corp. 2.38%, 08/02/22	70	72,515
3.38%, 08/23/21(a)	95	97,389
3.45%, 11/04/20	297	297,021
PNC Bank N.A. 1.74%, 02/24/23 (Call 02/24/22)(c)	25	25,429
2.03%, 12/09/22 (Call 12/09/21)(c)	315	320,218
2.15%, 04/29/21 (Call 03/30/21)	784	790,073
2.23%, 07/22/22 (Call 07/22/21)(c)	804	814,562
2.45%, 07/28/22 (Call 06/28/22)	748	773,691
2.50%, 01/22/21 (Call 12/23/20)	680	682,142

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 12/09/21 (Call 11/09/21)	$1,030	$1,053,220
2.63%, 02/17/22 (Call 01/18/22)	1,173	1,205,346
2.70%, 11/01/22 (Call 10/01/22)	1,357	1,416,043
2.95%, 01/30/23 (Call 12/30/22)	1,016	1,068,743
3.50%, 06/08/23 (Call 05/09/23)	1,653	1,776,859
3.80%, 07/25/23 (Call 06/25/23)	944	1,027,204
PNC Financial Services Group Inc. (The) 2.20%, 11/01/24 (Call 10/02/24)	1,908	2,012,219
2.85%, 11/09/22(d)	110	115,311
3.30%, 03/08/22 (Call 02/06/22)	589	610,916
3.50%, 01/23/24 (Call 12/23/23)	1,857	2,019,861
3.90%, 04/29/24 (Call 03/29/24)	680	748,202
Regions Financial Corp. 2.25%, 05/18/25 (Call 04/18/25)	73	77,193
2.75%, 08/14/22 (Call 07/14/22)	1,496	1,553,064
3.80%, 08/14/23 (Call 07/14/23)	1,135	1,234,250
Royal Bank of Canada 1.15%, 06/10/25	38	38,611
1.60%, 04/17/23	261	268,351
1.95%, 01/17/23(a)	1,055	1,089,713
2.25%, 11/01/24	1,833	1,936,920
2.50%, 01/19/21(a)	1,871	1,879,929
2.55%, 07/16/24	1,731	1,845,575
2.75%, 02/01/22	1,616	1,665,065
2.80%, 04/29/22	1,352	1,401,957
3.20%, 04/30/21	1,853	1,880,558
3.70%, 10/05/23	2,182	2,381,340
Santander Holdings USA Inc. 3.40%, 01/18/23 (Call 12/18/22)	1,069	1,120,928
3.45%, 06/02/25 (Call 05/02/25)	125	134,797
3.50%, 06/07/24 (Call 05/07/24)	746	801,803
3.70%, 03/28/22 (Call 02/28/22)	1,020	1,054,643
4.45%, 12/03/21 (Call 11/03/21)	249	258,250
4.50%, 07/17/25 (Call 04/17/25)	100	110,877
Santander UK Group Holdings PLC 1.53%, 08/21/26 (Call 08/21/25)(c)	500	496,828
2.88%, 08/05/21	1,929	1,964,248
3.13%, 01/08/21	1,411	1,417,910
3.37%, 01/05/24 (Call 01/05/23)(c)	799	836,229
3.57%, 01/10/23 (Call 01/10/22)	1,093	1,126,703
4.80%, 11/15/24 (Call 11/15/23)(c)	938	1,034,511
Santander UK PLC 2.10%, 01/13/23	1,076	1,109,703
2.13%, 11/03/20(a)	814	814,000
2.88%, 06/18/24	25	26,745
3.40%, 06/01/21	1,173	1,193,348
3.75%, 11/15/21	505	521,717
4.00%, 03/13/24	1,208	1,330,918
Skandinaviska Enskilda Banken AB 1.88%, 09/13/21	731	740,762
2.63%, 03/15/21	62	62,551
2.80%, 03/11/22	740	763,508
State Street Corp. 1.95%, 05/19/21	522	526,811
3.10%, 05/15/23(a)	633	675,065
3.30%, 12/16/24	821	905,480
3.55%, 08/18/25	1,143	1,291,358
3.70%, 11/20/23	1,108	1,215,627
4.38%, 03/07/21(a)	212	214,949

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Banking Corp. 3.40%, 07/11/24	$1,000	$1,087,759
3.95%, 01/10/24	1,025	1,121,076
Sumitomo Mitsui Financial Group Inc. 1.47%, 07/08/25	2,315	2,361,190
2.06%, 07/14/21	1,538	1,556,931
2.35%, 01/15/25	1,514	1,593,960
2.44%, 10/19/21	1,054	1,075,264
2.45%, 09/27/24	1,200	1,267,728
2.70%, 07/16/24	1,943	2,066,804
2.78%, 07/12/22	1,682	1,747,036
2.78%, 10/18/22	1,564	1,632,712
2.85%, 01/11/22	1,685	1,731,979
2.93%, 03/09/21	1,628	1,642,737
3.10%, 01/17/23	2,289	2,415,214
3.75%, 07/19/23	413	447,086
3.94%, 10/16/23(a)	1,075	1,175,980
Svenska Handelsbanken AB 1.88%, 09/07/21	870	881,514
2.45%, 03/30/21	1,113	1,122,904
3.35%, 05/24/21	1,181	1,201,428
3.90%, 11/20/23	627	691,853
Synchrony Bank 3.00%, 06/15/22 (Call 05/15/22)	620	639,916
3.65%, 05/24/21 (Call 04/24/21)	175	177,442
Toronto-Dominion Bank (The) 0.45%, 09/11/23	40	39,907
0.75%, 06/12/23	114	114,753
0.75%, 09/11/25(a)	25	24,851
1.80%, 07/13/21(a)	1,787	1,807,019
1.90%, 12/01/22	1,075	1,108,050
2.13%, 04/07/21(a)	2,154	2,171,369
2.50%, 12/14/20	1,092	1,094,528
2.55%, 01/25/21(a)	1,820	1,829,594
2.65%, 06/12/24	1,809	1,929,221
3.25%, 06/11/21	1,507	1,534,402
3.25%, 03/11/24	1,425	1,544,763
3.50%, 07/19/23(a)	1,562	1,692,880
Truist Bank 1.25%, 03/09/23 (Call 02/09/23)	795	809,279
1.50%, 03/10/25 (Call 02/10/25)	770	791,707
2.15%, 12/06/24 (Call 11/05/24)	1,981	2,093,550
2.45%, 08/01/22 (Call 07/01/22)	719	743,105
2.63%, 01/15/22 (Call 12/15/21)	885	907,086
2.75%, 05/01/23 (Call 04/01/23)	205	215,707
2.80%, 05/17/22 (Call 04/17/22)	798	826,309
2.85%, 04/01/21 (Call 03/01/21)	368	371,099
3.00%, 02/02/23 (Call 01/02/23)	599	631,219
3.20%, 04/01/24 (Call 03/01/24)	1,176	1,269,559
3.50%, 08/02/22 (Call 08/02/21)(c)	778	795,890
3.69%, 08/02/24 (Call 08/02/23)(c)	492	533,986
Truist Financial Corp. 1.20%, 08/05/25 (Call 07/06/25)	22	22,395
2.05%, 05/10/21 (Call 04/09/21)(a)	708	713,549
2.15%, 02/01/21 (Call 01/01/21)	753	755,341
2.20%, 03/16/23 (Call 02/13/23)	1,007	1,044,441
2.50%, 08/01/24 (Call 07/01/24)	1,465	1,558,585
2.70%, 01/27/22 (Call 12/27/21)	1,736	1,783,162
2.75%, 04/01/22 (Call 03/01/22)	1,453	1,498,285
2.85%, 10/26/24 (Call 09/26/24)	175	189,182

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.90%, 03/03/21 (Call 02/03/21)	$1,779	$1,791,008
3.05%, 06/20/22 (Call 05/20/22)	908	944,836
3.20%, 09/03/21 (Call 08/03/21)	219	223,800
3.70%, 06/05/25 (Call 05/05/25)	262	294,598
3.75%, 12/06/23 (Call 11/06/23)	1,382	1,511,540
4.00%, 05/01/25 (Call 03/01/25)	1,257	1,421,319
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	2,131	2,196,182
2.35%, 01/29/21 (Call 12/29/20)(a)	1,388	1,392,560
2.40%, 07/30/24 (Call 06/28/24)(a)	1,683	1,785,400
2.95%, 07/15/22 (Call 06/15/22)	1,542	1,606,270
3.00%, 03/15/22 (Call 02/15/22)	1,413	1,461,648
3.38%, 02/05/24 (Call 01/05/24)	1,716	1,860,951
3.70%, 01/30/24 (Call 12/29/23)	192	210,206
4.13%, 05/24/21 (Call 04/23/21)(a)	258	262,750
Series V, 2.63%, 01/24/22 (Call 12/23/21)	1,621	1,663,294
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	465	473,134
1.95%, 01/09/23 (Call 12/09/22)	1,010	1,044,373
2.05%, 01/21/25 (Call 12/20/24)	866	912,253
2.65%, 05/23/22 (Call 04/22/22)	306	316,615
2.80%, 01/27/25 (Call 12/27/24)	1,393	1,509,956
2.85%, 01/23/23 (Call 12/23/22)(a)	305	321,048
3.00%, 02/04/21 (Call 01/04/21)	160	160,752
3.15%, 04/26/21 (Call 03/26/21)	425	429,828
3.40%, 07/24/23 (Call 06/23/23)	1,401	1,511,405
3.45%, 11/16/21 (Call 10/15/21)	579	596,863
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(c)	2,253	2,299,303
2.10%, 07/26/21	2,987	3,028,339
2.16%, 02/11/26 (Call 02/11/25)(c)	600	623,239
2.50%, 03/04/21	2,896	2,917,145
2.55%, 12/07/20	1,719	1,722,851
2.63%, 07/22/22	4,016	4,162,457
3.00%, 01/22/21(a)	2,107	2,119,451
3.00%, 02/19/25(a)	1,522	1,642,404
3.07%, 01/24/23 (Call 01/24/22)	4,030	4,149,466
3.30%, 09/09/24	2,631	2,854,700
3.50%, 03/08/22	2,717	2,828,796
3.75%, 01/24/24 (Call 12/24/23)	3,413	3,706,153
4.13%, 08/15/23	1,728	1,886,186
4.48%, 01/16/24	198	219,079
4.60%, 04/01/21(a)	1,982	2,016,711
Series M, 3.45%, 02/13/23	1,544	1,636,978
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(c)	1,043	1,057,326
2.60%, 01/15/21	1,756	1,764,129
2.90%, 05/27/22 (Call 05/27/21)(a)(c)	605	613,524
3.55%, 08/14/23 (Call 07/14/23)	2,837	3,069,067
3.63%, 10/22/21 (Call 09/21/21)	1,085	1,116,834
Westpac Banking Corp.
2.00%, 08/19/21	1,017	1,030,874
2.00%, 01/13/23	310	320,776
2.10%, 05/13/21	1,102	1,112,993
2.35%, 02/19/25	1,025	1,091,809
2.50%, 06/28/22	1,486	1,538,293
2.60%, 11/23/20	1,012	1,013,352
2.65%, 01/25/21	1,003	1,008,487
2.75%, 01/11/23	25	26,273
2.80%, 01/11/22	1,308	1,347,698

Security	Par (000)	Value

Banks (continued)
3.30%, 02/26/24	$1,036	$1,123,806
3.65%, 05/15/23	1,327	1,433,973

		716,557,566

Beverages — 1.8%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	1,767	1,870,257
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)(a)	2,731	3,093,255
Coca-Cola Co. (The) 1.75%, 09/06/24	1,735	1,812,771
2.45%, 11/01/20(a)	829	829,000
2.50%, 04/01/23	214	224,942
2.95%, 03/25/25	1,223	1,341,204
3.15%, 11/15/20(a)	659	659,641
3.20%, 11/01/23	2,080	2,252,229
Constellation Brands Inc. 2.65%, 11/07/22 (Call 10/07/22)	926	962,713
2.70%, 05/09/22 (Call 04/09/22)	903	930,389
3.20%, 02/15/23 (Call 01/15/23)	736	776,225
3.75%, 05/01/21	260	264,221
4.25%, 05/01/23	1,050	1,140,664
Diageo Capital PLC 2.13%, 10/24/24 (Call 09/24/24)(a)	592	622,709
2.63%, 04/29/23 (Call 01/29/23)	1,052	1,101,515
3.50%, 09/18/23 (Call 08/18/23)	509	550,929
Diageo Investment Corp., 2.88%, 05/11/22(a)	807	837,592
Keurig Dr Pepper Inc. 3.13%, 12/15/23 (Call 10/15/23)	157	168,056
3.55%, 05/25/21	1,376	1,400,527
4.06%, 05/25/23 (Call 04/25/23)	2,625	2,846,941
4.42%, 05/25/25 (Call 03/25/25)	334	383,465
Molson Coors Beverage Co., 2.10%, 07/15/21
(Call 06/15/21)(a)	1,235	1,247,473
PepsiCo Inc. 0.75%, 05/01/23	819	825,971
1.70%, 10/06/21 (Call 09/06/21)	752	761,178
2.00%, 04/15/21 (Call 03/15/21)	942	948,094
2.25%, 05/02/22 (Call 04/02/22)	361	370,863
2.25%, 03/19/25 (Call 02/19/25)	1,937	2,065,943
2.75%, 03/05/22	873	901,132
2.75%, 03/01/23	1,193	1,258,763
2.75%, 04/30/25 (Call 01/30/25)	33	35,755
3.00%, 08/25/21(a)	803	821,122
3.10%, 07/17/22 (Call 05/17/22)	720	750,311
3.13%, 11/01/20	223	223,000
3.50%, 07/17/25 (Call 04/17/25)	1,050	1,174,810
3.60%, 03/01/24 (Call 12/01/23)	1,945	2,123,061

		37,576,721

Biotechnology — 1.2%
Amgen Inc. 1.90%, 02/21/25 (Call 01/21/25)	501	521,393
2.25%, 08/19/23 (Call 06/19/23)(a)	749	782,591
2.65%, 05/11/22 (Call 04/11/22)(a)	1,873	1,932,350
2.70%, 05/01/22 (Call 03/01/22)	471	485,156
3.13%, 05/01/25 (Call 02/01/25)	1,146	1,251,766
3.63%, 05/15/22 (Call 02/15/22)	961	1,000,127
3.63%, 05/22/24 (Call 02/22/24)	477	521,932
3.88%, 11/15/21 (Call 08/15/21)	1,737	1,784,419
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,013	1,144,132

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc. 3.63%, 09/15/22	$1,204	$1,273,188
4.05%, 09/15/25 (Call 06/15/25)	1,622	1,840,599
Gilead Sciences Inc. 0.75%, 09/29/23 (Call 09/30/21)	887	889,095
1.95%, 03/01/22 (Call 02/01/22)	95	96,754
2.50%, 09/01/23 (Call 07/01/23)(a)	927	974,273
3.25%, 09/01/22 (Call 07/01/22)(a)	1,163	1,216,668
3.50%, 02/01/25 (Call 11/01/24)	2,033	2,236,364
3.70%, 04/01/24 (Call 01/01/24)	2,162	2,353,391
4.40%, 12/01/21 (Call 09/01/21)	1,788	1,847,796
4.50%, 04/01/21 (Call 01/01/21)	920	926,347
Royalty Pharma PLC 0.75%, 09/02/23(b)	923	922,433
1.20%, 09/02/25 (Call 08/02/25)(b)	880	875,196

		24,875,970

Building Materials — 0.1%
Carrier Global Corp. 1.92%, 02/15/23 (Call 01/15/23)(b)	379	389,955
2.24%, 02/15/25 (Call 01/15/25)(b)	2,017	2,106,636
Fortune Brands Home & Security Inc. 4.00%, 09/21/23 (Call 08/21/23)	98	106,908
4.00%, 06/15/25 (Call 03/15/25)	100	112,824
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)(a)	111	126,844

		2,843,167

Chemicals — 0.9%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	500	517,634
Celanese U.S. Holdings LLC 3.50%, 05/08/24 (Call 04/08/24)	677	727,688
4.63%, 11/15/22	27	29,094
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	654	713,592
DuPont de Nemours Inc. 2.17%, 05/01/23	1,961	1,979,374
3.77%, 11/15/20	363	363,410
4.21%, 11/15/23 (Call 10/15/23)	2,765	3,038,180
Eastman Chemical Co. 3.60%, 08/15/22 (Call 05/15/22)	339	354,144
3.80%, 03/15/25 (Call 12/15/24)	165	181,023
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)(a)	681	703,347
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	667	690,391
Linde Inc. 2.45%, 02/15/22 (Call 11/15/21)	420	428,748
3.00%, 09/01/21	569	581,595
4.05%, 03/15/21	232	235,153
Linde Inc./CT 2.20%, 08/15/22 (Call 05/15/22)	668	685,788
2.70%, 02/21/23 (Call 11/21/22)	150	156,442
LYB International Finance BV, 4.00%, 07/15/23	777	841,528
LYB International Finance III LLC 1.25%, 10/01/25 (Call 09/01/25)(a)	310	310,718
2.88%, 05/01/25 (Call 04/01/25)	1,045	1,120,200
LyondellBasell Industries NV 5.75%, 04/15/24 (Call 01/15/24)	921	1,054,255
6.00%, 11/15/21 (Call 11/05/20)	1,175	1,224,607
Mosaic Co. (The) 3.25%, 11/15/22 (Call 10/15/22)	450	469,368
4.25%, 11/15/23 (Call 08/15/23)	326	353,824

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd. 1.90%, 05/13/23	$70	$72,199
3.38%, 03/15/25 (Call 12/15/24)	91	99,900
3.63%, 03/15/24 (Call 12/15/23)(a)	190	206,049
Sherwin-Williams Co. (The) 2.75%, 06/01/22 (Call 05/01/22)	235	242,673
3.13%, 06/01/24 (Call 04/01/24)(a)	1,200	1,295,763
Syngenta Finance NV, 3.13%, 03/28/22	249	253,295

		18,929,982

Commercial Services — 0.6%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	230	245,251
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	157	162,155
Equifax Inc. 2.30%, 06/01/21 (Call 05/01/21)	17	17,154
2.60%, 12/01/24 (Call 11/01/24)	510	543,345
3.30%, 12/15/22 (Call 09/15/22)	318	333,562
Global Payments Inc. 2.65%, 02/15/25 (Call 01/15/25)	935	988,650
3.75%, 06/01/23 (Call 03/01/23)	521	556,701
3.80%, 04/01/21 (Call 03/01/21)	912	922,028
4.00%, 06/01/23 (Call 05/01/23)	552	595,880
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	867	939,175
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)	201	210,112
3.75%, 03/24/25 (Call 02/24/25)	191	214,227
4.50%, 09/01/22 (Call 06/01/22)	503	535,201
4.88%, 02/15/24 (Call 11/15/23)(a)	213	239,131
PayPal Holdings Inc. 1.35%, 06/01/23	385	393,217
1.65%, 06/01/25 (Call 05/01/25)	1,170	1,208,350
2.20%, 09/26/22	175	180,875
2.40%, 10/01/24 (Call 09/01/24)	1,698	1,800,254
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,035	1,101,882
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	629	714,714
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	92	103,605
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	97	98,061

		12,103,530

Computers — 3.5%
Apple Inc. 0.55%, 08/20/25 (Call 07/20/25)	1,017	1,012,127
0.75%, 05/11/23	1,036	1,045,921
1.13%, 05/11/25 (Call 04/11/25)	2,879	2,931,790
1.55%, 08/04/21 (Call 07/04/21)	1,334	1,345,132
1.70%, 09/11/22	491	503,340
1.80%, 09/11/24 (Call 08/11/24)	726	757,670
2.00%, 11/13/20	299	299,137
2.10%, 09/12/22 (Call 08/12/22)(a)	1,432	1,477,085
2.15%, 02/09/22	587	600,805
2.25%, 02/23/21 (Call 01/23/21)	3,138	3,151,565
2.30%, 05/11/22 (Call 04/11/22)	1,463	1,504,002
2.40%, 01/13/23 (Call 12/13/22)	553	576,747
2.40%, 05/03/23	4,245	4,457,059
2.50%, 02/09/22 (Call 01/09/22)	1,796	1,842,605
2.50%, 02/09/25	1,928	2,073,476
2.70%, 05/13/22(a)	920	951,941
2.75%, 01/13/25 (Call 11/13/24)	1,253	1,355,663
2.85%, 05/06/21	2,780	2,816,083
2.85%, 02/23/23 (Call 12/23/22)	1,269	1,335,508

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.85%, 05/11/24 (Call 03/11/24)	$1,794	$1,925,836
3.00%, 02/09/24 (Call 12/09/23)	2,206	2,370,274
3.20%, 05/13/25	1,995	2,212,951
3.45%, 05/06/24	2,820	3,099,110
Dell International LLC/EMC Corp. 4.00%, 07/15/24 (Call 06/15/24)(b)	1,456	1,581,926
5.45%, 06/15/23 (Call 04/15/23)(b)	3,288	3,611,760
5.85%, 07/15/25 (Call 06/15/25)(b)	1,292	1,513,865
DXC Technology Co. 4.00%, 04/15/23	236	249,885
4.13%, 04/15/25 (Call 03/15/25)	231	248,786
4.25%, 04/15/24 (Call 02/15/24)(a)	460	496,679
Hewlett Packard Enterprise Co. 1.45%, 04/01/24 (Call 03/01/24)	732	744,734
2.25%, 04/01/23 (Call 03/01/23)	1,100	1,138,075
3.50%, 10/05/21 (Call 09/05/21)(a)	688	706,086
4.40%, 10/15/22 (Call 08/15/22)	1,409	1,501,037
4.45%, 10/02/23 (Call 09/02/23)	820	905,141
4.65%, 10/01/24 (Call 09/01/24)	765	861,822
4.90%, 10/15/25 (Call 07/15/25)	1,500	1,721,564
HP Inc. 2.20%, 06/17/25 (Call 05/17/25)	192	200,938
4.05%, 09/15/22	270	287,230
4.65%, 12/09/21	104	108,783
IBM Credit LLC 2.20%, 09/08/22(a)	985	1,017,914
2.65%, 02/05/21	540	543,315
3.00%, 02/06/23	968	1,022,703
3.60%, 11/30/21	1,052	1,088,793
International Business Machines Corp. 1.88%, 08/01/22	648	664,763
2.50%, 01/27/22	666	683,812
2.85%, 05/13/22	1,695	1,758,806
3.00%, 05/15/24	3,134	3,384,401
3.38%, 08/01/23	1,548	1,670,092
3.63%, 02/12/24	2,305	2,522,979
Leidos Inc. 2.95%, 05/15/23 (Call 04/15/23)(b)	65	68,280
3.63%, 05/15/25 (Call 04/15/25)(a)(b)	164	181,491
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	701	723,819
Seagate HDD Cayman 4.75%, 06/01/23	936	1,007,136
4.88%, 03/01/24 (Call 01/01/24)	540	587,201

		72,449,643

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co. 1.95%, 02/01/23(a)	51	52,793
2.30%, 05/03/22	280	288,036
3.25%, 03/15/24	364	396,096
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	900	945,875
Procter & Gamble Co. (The) 0.55%, 10/29/25	710	707,678
1.70%, 11/03/21	819	830,298
2.15%, 08/11/22	1,711	1,767,106
2.30%, 02/06/22	734	752,372
3.10%, 08/15/23	221	238,054
Unilever Capital Corp. 2.20%, 05/05/22 (Call 04/05/22)	963	988,564
2.60%, 05/05/24 (Call 03/05/24)	410	436,316

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.00%, 03/07/22	$790	$818,250
3.13%, 03/22/23 (Call 02/22/23)	628	667,133
3.25%, 03/07/24 (Call 02/07/24)	625	678,005
4.25%, 02/10/21(a)	727	734,810

		10,301,386

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	297	309,985

Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.88%, 08/14/24 (Call 07/14/24)	639	625,568
3.15%, 02/15/24 (Call 01/15/24)(a)	40	39,657
3.30%, 01/23/23 (Call 12/23/22)	783	788,913
3.50%, 05/26/22 (Call 04/26/22)	555	564,213
3.50%, 01/15/25 (Call 11/15/24)	175	172,744
3.95%, 02/01/22 (Call 01/01/22)(a)	1,644	1,672,063
4.13%, 07/03/23 (Call 06/03/23)	307	314,813
4.50%, 09/15/23 (Call 08/15/23)(a)	1,065	1,106,258
4.63%, 07/01/22	335	346,526
4.88%, 01/16/24 (Call 12/16/23)	1,150	1,202,624
6.50%, 07/15/25 (Call 06/15/25)(a)	210	231,262
Air Lease Corp. 2.25%, 01/15/23	1,356	1,364,465
2.30%, 02/01/25 (Call 01/01/25)	369	363,479
2.50%, 03/01/21(a)	377	376,990
2.63%, 07/01/22 (Call 06/01/22)	807	816,058
2.75%, 01/15/23 (Call 12/15/22)	1,015	1,027,589
3.00%, 09/15/23 (Call 07/15/23)	332	337,970
3.25%, 03/01/25 (Call 01/01/25)	550	558,416
3.38%, 06/01/21(a)	585	591,240
3.38%, 07/01/25 (Call 06/01/25)	50	50,876
3.50%, 01/15/22	390	398,219
3.75%, 02/01/22 (Call 12/01/21)	165	168,516
3.88%, 04/01/21 (Call 03/01/21)	399	402,233
3.88%, 07/03/23 (Call 06/03/23)	715	745,459
4.25%, 02/01/24 (Call 01/01/24)	965	1,004,087
4.25%, 09/15/24 (Call 06/15/24)	819	858,543
Aircastle Ltd. 4.13%, 05/01/24 (Call 02/01/24)(a)	15	14,769
4.40%, 09/25/23 (Call 08/25/23)	615	617,211
5.00%, 04/01/23	581	591,082
5.13%, 03/15/21	81	81,959
5.50%, 02/15/22	220	225,923
Ally Financial Inc. 1.45%, 10/02/23 (Call 09/02/23)(a)	665	671,923
3.05%, 06/05/23 (Call 05/05/23)	25	26,116
3.88%, 05/21/24 (Call 04/21/24)	844	907,074
4.13%, 02/13/22	572	595,624
4.25%, 04/15/21(a)	395	400,787
4.63%, 03/30/25(a)	235	262,855
5.13%, 09/30/24	938	1,053,893
5.80%, 05/01/25 (Call 04/01/25)	765	890,452
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	2,369	2,450,686
2.50%, 07/30/24 (Call 06/30/24)	2,612	2,769,084
2.65%, 12/02/22	1,352	1,415,367
2.75%, 05/20/22 (Call 04/20/22)	1,098	1,135,448
3.00%, 02/22/21 (Call 01/22/21)	522	525,132
3.00%, 10/30/24 (Call 09/29/24)	1,406	1,520,780
3.38%, 05/17/21 (Call 04/17/21)	1,199	1,215,725

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.40%, 02/27/23 (Call 01/27/23)	$2,136	$2,273,143
3.40%, 02/22/24 (Call 01/22/24)	1,189	1,289,663
3.70%, 11/05/21 (Call 10/05/21)	693	714,401
3.70%, 08/03/23 (Call 07/03/23)	2,020	2,192,181
American Express Credit Corp. 2.25%, 05/05/21 (Call 04/04/21)	1,781	1,795,544
2.70%, 03/03/22 (Call 01/31/22)	2,315	2,383,042
Ameriprise Financial Inc. 3.00%, 03/22/22	321	332,501
3.00%, 04/02/25 (Call 03/02/25)	419	453,594
3.70%, 10/15/24(a)	61	67,661
4.00%, 10/15/23	860	946,821
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	781	854,838
Capital One Bank USA N.A., 3.38%, 02/15/23	677	716,859
Capital One Financial Corp. 2.60%, 05/11/23 (Call 04/11/23)	295	308,969
3.05%, 03/09/22 (Call 02/09/22)	2,172	2,242,000
3.20%, 01/30/23 (Call 12/30/22)	2,309	2,434,169
3.20%, 02/05/25 (Call 01/05/25)	659	709,792
3.30%, 10/30/24 (Call 09/30/24)(a)	1,303	1,409,876
3.45%, 04/30/21 (Call 03/30/21)	1,338	1,355,033
3.50%, 06/15/23	1,537	1,644,737
3.75%, 04/24/24 (Call 03/24/24)	644	700,812
3.90%, 01/29/24 (Call 12/29/23)(a)	919	1,001,780
4.25%, 04/30/25 (Call 03/31/25)	520	588,371
4.75%, 07/15/21	1,167	1,202,897
Charles Schwab Corp. (The) 2.65%, 01/25/23 (Call 12/25/22)	1,192	1,247,919
3.25%, 05/21/21 (Call 04/21/21)	1,073	1,087,931
3.55%, 02/01/24 (Call 01/01/24)	311	338,131
3.85%, 05/21/25 (Call 03/21/25)	1,353	1,525,004
4.20%, 03/24/25 (Call 02/24/25)	862	983,839
CME Group Inc. 3.00%, 09/15/22	1,031	1,081,964
3.00%, 03/15/25 (Call 12/15/24)	1,052	1,152,574
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	50	54,428
3.85%, 11/21/22(a)	743	793,127
3.95%, 11/06/24 (Call 08/06/24)	423	465,577
GE Capital Funding LLC, 3.45%, 05/15/25
(Call 04/15/25)(b)	1,684	1,799,156
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	4,800	4,803,067
Intercontinental Exchange Inc. 0.70%, 06/15/23	284	285,264
2.35%, 09/15/22 (Call 08/15/22)	1,087	1,124,502
4.00%, 10/15/23	497	546,046
International Lease Finance Corp., 5.88%, 08/15/22	678	721,175
Invesco Finance PLC, 3.13%, 11/30/22	130	136,792
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	533	585,807
Jefferies Group LLC 5.13%, 01/20/23	717	780,902
6.88%, 04/15/21	468	480,293
Mastercard Inc. 2.00%, 11/21/21 (Call 10/21/21)	136	138,330
2.00%, 03/03/25 (Call 02/03/25)	1,506	1,593,457
3.38%, 04/01/24	1,016	1,115,850
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	228	253,646

Security	Par (000)	Value

Diversified Financial Services (continued)
Nomura Holdings Inc. 1.85%, 07/16/25	$1,325	$1,347,359
2.65%, 01/16/25	1,128	1,186,861
ORIX Corp. 2.90%, 07/18/22(a)	183	189,513
3.25%, 12/04/24	80	86,315
4.05%, 01/16/24(a)	300	326,729
Synchrony Financial 2.85%, 07/25/22 (Call 06/25/22)	572	589,681
3.75%, 08/15/21 (Call 06/15/21)	925	941,938
4.25%, 08/15/24 (Call 05/15/24)	1,229	1,341,594
4.38%, 03/19/24 (Call 02/19/24)	417	455,359
4.50%, 07/23/25 (Call 04/23/25)	25	27,780
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)	1,245	1,285,949
2.20%, 12/14/20 (Call 11/30/20)	2,674	2,674,722
2.80%, 12/14/22 (Call 10/14/22)(a)	2,474	2,591,884
Western Union Co. (The) 2.85%, 01/10/25 (Call 12/10/24)	1,221	1,286,595
3.60%, 03/15/22 (Call 02/15/22)	102	105,442

		98,651,857

Electric — 3.0%
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	210	215,633
American Electric Power Co. Inc., 2.15%, 11/13/20	339	339,159
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)(a)	118	128,173
3.20%, 04/15/25 (Call 03/15/25)	427	467,838
Berkshire Hathaway Energy Co. 3.75%, 11/15/23 (Call 08/15/23)	694	755,878
4.05%, 04/15/25 (Call 03/15/25)(b)	1,422	1,614,462
CenterPoint Energy Inc. 2.50%, 09/01/22 (Call 08/01/22)	531	548,899
2.50%, 09/01/24 (Call 08/01/24)	619	655,182
3.60%, 11/01/21	573	590,856
3.85%, 02/01/24 (Call 01/01/24)	698	764,539
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	453	456,445
Dominion Energy Inc. 2.72%, 08/15/21(d)	998	1,014,649
3.07%, 08/15/24(d)	983	1,060,454
4.10%, 04/01/21(d)	567	575,404
DTE Energy Co. 2.25%, 11/01/22	767	792,765
Series C, 2.53%, 10/01/24(a)	596	632,717
Series D, 3.70%, 08/01/23 (Call 07/01/23)	629	680,910
Series F, 1.05%, 06/01/25 (Call 05/01/25)	830	832,604
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	324	339,134
3.05%, 03/15/23 (Call 02/15/23)(a)	523	553,698
3.90%, 06/15/21 (Call 03/15/21)	688	697,204
Duke Energy Corp. 0.90%, 09/15/25 (Call 08/15/25)	680	677,097
1.80%, 09/01/21 (Call 08/01/21)	1,082	1,093,338
2.40%, 08/15/22 (Call 07/15/22)(a)	787	811,405
3.05%, 08/15/22 (Call 05/15/22)(a)	515	535,040
3.55%, 09/15/21 (Call 06/15/21)(a)	566	577,147
3.75%, 04/15/24 (Call 01/15/24)	1,211	1,327,343
Duke Energy Progress LLC 2.80%, 05/15/22 (Call 02/15/22)	859	884,904
3.00%, 09/15/21 (Call 06/15/21)	156	158,523

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 08/15/25 (Call 05/15/25)(a)	$90	$99,980
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	1,019	1,075,724
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	1,030	1,041,988
Entergy Corp. 0.90%, 09/15/25 (Call 08/15/25)	65	65,003
4.00%, 07/15/22 (Call 05/15/22)	595	626,104
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	946	1,000,587
Eversource Energy
Series K, 2.75%, 03/15/22 (Call 02/15/22)	103	105,931
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	300	297,717
Exelon Corp. 3.50%, 06/01/22 (Call 05/01/22)	1,220	1,271,725
3.95%, 06/15/25 (Call 03/15/25)	826	928,990
Exelon Generation Co. LLC 3.25%, 06/01/25 (Call 05/01/25)	984	1,070,206
3.40%, 03/15/22 (Call 02/15/22)	610	631,324
4.25%, 06/15/22 (Call 03/15/22)	915	962,573
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	510	519,622
Series B, 4.25%, 03/15/23 (Call 12/15/22)	815	857,728
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)	35	36,652
2.85%, 04/01/25 (Call 03/01/25)	1,733	1,886,545
Georgia Power Co., Series A, 2.10%, 07/30/23	123	128,148
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)(a)	497	541,414
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)(a)	241	251,213
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	745	818,758
NextEra Energy Capital Holdings Inc. 2.40%, 09/01/21	761	774,118
2.75%, 05/01/25 (Call 04/01/25)	1,208	1,302,470
2.80%, 01/15/23 (Call 12/15/22)	175	183,127
2.90%, 04/01/22	686	709,506
3.15%, 04/01/24 (Call 03/01/24)	1,328	1,432,187
Ohio Power Co., Series M, 5.38%, 10/01/21(a)	100	104,485
Oncor Electric Delivery Co. LLC 0.55%, 10/01/25 (Call 09/01/25)(b)	435	432,133
2.75%, 06/01/24 (Call 05/01/24)	510	545,353
Pacific Gas & Electric Co. 1.75%, 06/16/22 (Call 06/16/21)	6,531	6,531,611
3.45%, 07/01/25	1,045	1,090,623
3.50%, 06/15/25 (Call 03/15/25)(a)	500	521,341
4.25%, 08/01/23 (Call 07/01/23)	25	26,482
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	89	90,153
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	119	126,266
PSEG Power LLC 3.00%, 06/15/21 (Call 05/15/21)	825	836,626
3.85%, 06/01/23 (Call 05/01/23)(a)	933	1,003,615
Public Service Enterprise Group Inc. 0.80%, 08/15/25 (Call 07/15/25)	90	89,443
2.65%, 11/15/22 (Call 10/15/22)	440	458,624
2.88%, 06/15/24 (Call 05/15/24)	80	85,792
Puget Energy Inc., 6.00%, 09/01/21	85	88,611
Sempra Energy 2.88%, 10/01/22 (Call 07/01/22)	426	441,215
2.90%, 02/01/23 (Call 01/01/23)	695	728,509
3.55%, 06/15/24 (Call 03/15/24)	400	434,784
4.05%, 12/01/23 (Call 09/01/23)	223	242,640

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co. 3.88%, 06/01/21 (Call 03/01/21)	$920	$930,847
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	411	442,906
Series E, 3.70%, 08/01/25 (Call 06/01/25)	830	917,844
Southern Co. (The) 2.35%, 07/01/21 (Call 06/01/21)(a)	1,967	1,989,408
2.95%, 07/01/23 (Call 05/01/23)	1,689	1,789,633
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	914	957,657
WEC Energy Group Inc. 0.55%, 09/15/23	45	45,087
3.55%, 06/15/25 (Call 03/15/25)	545	606,160
Xcel Energy Inc. 0.50%, 10/15/23 (Call 09/15/23)	115	114,901
3.30%, 06/01/25 (Call 12/01/24)	1,087	1,194,514

		61,268,003

Electrical Components & Equipment — 0.0%
Emerson Electric Co. 2.63%, 12/01/21 (Call 11/01/21)	385	393,456
2.63%, 02/15/23 (Call 11/15/22)	169	176,402
3.15%, 06/01/25 (Call 03/01/25)(a)	49	53,998

		623,856

Electronics — 0.5%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	139	149,824
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)(a)	432	463,249
Flex Ltd. 4.75%, 06/15/25 (Call 03/15/25)	525	590,091
5.00%, 02/15/23	332	361,134
Fortive Corp., 2.35%, 06/15/21 (Call 11/13/20)(a)	307	310,173
Honeywell International Inc. 0.48%, 08/19/22 (Call 08/19/21)	532	532,625
1.35%, 06/01/25 (Call 05/01/25)	1,602	1,644,493
1.85%, 11/01/21 (Call 10/01/21)	1,595	1,617,254
2.15%, 08/08/22 (Call 07/08/22)	316	325,576
2.30%, 08/15/24 (Call 07/15/24)	725	769,783
4.25%, 03/01/21	179	181,354
Jabil Inc., 4.70%, 09/15/22	195	207,916
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	263	297,134
Roper Technologies Inc. 1.00%, 09/15/25 (Call 08/15/25)	620	623,811
2.35%, 09/15/24 (Call 08/15/24)	761	802,953
2.80%, 12/15/21 (Call 11/15/21)	570	583,830
3.00%, 12/15/20 (Call 11/15/20)	158	157,977
3.13%, 11/15/22 (Call 08/15/22)	597	623,867
3.65%, 09/15/23 (Call 08/15/23)	728	788,438

		11,031,482

Environmental Control — 0.3%
Republic Services Inc. 2.50%, 08/15/24 (Call 07/15/24)	1,259	1,335,911
3.20%, 03/15/25 (Call 12/15/24)	478	522,533
3.55%, 06/01/22 (Call 03/01/22)	741	770,781
4.75%, 05/15/23 (Call 02/15/23)(a)	267	292,531
Waste Management Inc. 2.40%, 05/15/23 (Call 03/15/23)	677	706,165
2.90%, 09/15/22 (Call 06/15/22)	608	631,236
3.13%, 03/01/25 (Call 12/01/24)(a)	866	944,075

		5,203,232

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 1.0%
Campbell Soup Co. 3.65%, 03/15/23 (Call 02/15/23)	$652	$695,513
3.95%, 03/15/25 (Call 01/15/25)	135	150,620
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)(a)	824	866,261
4.30%, 05/01/24 (Call 04/01/24)	1,267	1,408,497
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	481	500,025
3.15%, 12/15/21 (Call 09/15/21)	1,631	1,669,492
3.20%, 04/16/21(a)	293	296,737
3.70%, 10/17/23 (Call 09/17/23)	1,051	1,144,670
4.00%, 04/17/25 (Call 02/17/25)	708	799,411
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	613	657,194
JM Smucker Co. (The) 3.50%, 10/15/21	475	489,221
3.50%, 03/15/25	55	61,505
Kellogg Co. 2.65%, 12/01/23	232	244,917
4.00%, 12/15/20	83	83,363
Kroger Co. (The) 2.95%, 11/01/21 (Call 10/01/21)	341	348,952
3.30%, 01/15/21 (Call 12/15/20)(a)	914	917,143
3.40%, 04/15/22 (Call 01/15/22)(a)	414	428,460
3.85%, 08/01/23 (Call 05/01/23)	394	426,119
4.00%, 02/01/24 (Call 11/01/23)	409	449,617
McCormick & Co. Inc./MD 2.70%, 08/15/22 (Call 07/15/22)	62	64,302
3.15%, 08/15/24 (Call 06/15/24)	839	908,518
Mondelez International Inc. 0.63%, 07/01/22(a)	311	312,106
1.50%, 05/04/25 (Call 04/04/25)	1,035	1,060,990
2.13%, 04/13/23 (Call 03/13/23)	163	168,853
3.63%, 05/07/23 (Call 04/07/23)(a)	943	1,010,673
Sysco Corp. 2.50%, 07/15/21 (Call 06/15/21)	607	612,363
3.55%, 03/15/25 (Call 01/15/25)	325	354,400
3.75%, 10/01/25 (Call 07/01/25)	750	830,337
5.65%, 04/01/25 (Call 03/01/25)	1,025	1,208,871
Tyson Foods Inc. 2.25%, 08/23/21 (Call 07/23/21)(a)	443	449,003
3.95%, 08/15/24 (Call 05/15/24)	909	1,010,708
4.50%, 06/15/22 (Call 03/15/22)	768	809,584

		20,438,425

Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24	163	199,233

Gas — 0.1%
Dominion Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	874	927,566
National Fuel Gas Co. 3.75%, 03/01/23 (Call 12/01/22)(a)	239	247,837
4.90%, 12/01/21 (Call 09/01/21)	59	60,905
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	1,263	1,258,592

		2,494,900

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 2.90%, 11/01/22	135	141,501

Health Care - Products — 0.8%
Abbott Laboratories 2.55%, 03/15/22	70	72,105

Security	Par (000)	Value

Health Care - Products (continued)
2.95%, 03/15/25 (Call 12/15/24)(a)	$1,396	$1,528,127
3.40%, 11/30/23 (Call 09/30/23)	1,522	1,648,661
Baxter International Inc., 3.75%, 10/01/25 (Call 09/01/25)(b)	750	846,278
Boston Scientific Corp. 1.90%, 06/01/25 (Call 05/01/25)	1,376	1,430,553
3.38%, 05/15/22	255	266,116
3.45%, 03/01/24 (Call 02/01/24)	1,064	1,149,904
3.85%, 05/15/25	37	41,765
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	750	831,464
DH Europe Finance II Sarl 2.05%, 11/15/22	322	332,054
2.20%, 11/15/24 (Call 10/15/24)	994	1,047,941
Medtronic Inc., 3.50%, 03/15/25	1,789	2,007,675
Stryker Corp. 1.15%, 06/15/25 (Call 05/15/25)	59	59,601
2.63%, 03/15/21 (Call 02/15/21)	1,058	1,064,743
3.38%, 05/15/24 (Call 02/15/24)	20	21,684
Thermo Fisher Scientific Inc. 3.00%, 04/15/23 (Call 02/15/23)	1,754	1,854,271
4.13%, 03/25/25 (Call 02/25/25)	485	550,538
4.15%, 02/01/24 (Call 11/01/23)	229	252,222
Zimmer Biomet Holdings Inc. 3.15%, 04/01/22 (Call 02/01/22)	62	63,966
3.55%, 04/01/25 (Call 01/01/25)	1,880	2,067,825

		17,137,493

Health Care - Services — 1.7%
Aetna Inc. 2.75%, 11/15/22 (Call 08/15/22)	1,292	1,341,966
2.80%, 06/15/23 (Call 04/15/23)	814	854,945
3.50%, 11/15/24 (Call 08/15/24)	649	709,017
Anthem Inc. 2.38%, 01/15/25 (Call 12/15/24)	2,345	2,487,674
2.50%, 11/21/20	504	504,570
2.95%, 12/01/22 (Call 11/01/22)	1,133	1,187,804
3.13%, 05/15/22	406	422,648
3.30%, 01/15/23	1,014	1,074,501
3.35%, 12/01/24 (Call 10/01/24)	1,220	1,337,221
3.50%, 08/15/24 (Call 05/15/24)	1,226	1,339,875
3.70%, 08/15/21 (Call 05/15/21)	765	778,733
CommonSpirit Health 2.76%, 10/01/24 (Call 07/01/24)	273	286,305
2.95%, 11/01/22	53	55,007
HCA Inc. 4.75%, 05/01/23	1,254	1,366,959
5.00%, 03/15/24	1,766	1,974,368
5.25%, 04/15/25	1,446	1,671,749
Humana Inc. 3.15%, 12/01/22 (Call 09/01/22)	643	673,102
3.85%, 10/01/24 (Call 07/01/24)	164	180,893
4.50%, 04/01/25 (Call 03/01/25)	583	666,925
Laboratory Corp. of America Holdings 3.20%, 02/01/22	559	577,795
3.25%, 09/01/24 (Call 07/01/24)	257	279,163
3.60%, 02/01/25 (Call 11/01/24)	207	228,621
3.75%, 08/23/22 (Call 05/23/22)	723	758,096
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	254	281,388
UnitedHealth Group Inc. 2.13%, 03/15/21(a)	147	147,998
2.38%, 10/15/22	1,256	1,305,679
2.38%, 08/15/24	1,698	1,806,856

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.75%, 02/15/23 (Call 11/15/22)	$430	$450,575
2.88%, 12/15/21	545	560,121
2.88%, 03/15/22 (Call 12/15/21)	1,524	1,566,139
2.88%, 03/15/23	1,092	1,154,700
3.35%, 07/15/22	550	577,913
3.38%, 11/15/21 (Call 08/15/21)	294	301,097
3.50%, 06/15/23	945	1,022,185
3.50%, 02/15/24	1,723	1,884,555
3.75%, 07/15/25	2,059	2,339,086

		34,156,229

Holding Companies - Diversified — 0.2%
Ares Capital Corp. 3.25%, 07/15/25 (Call 06/15/25)	40	40,095
3.50%, 02/10/23 (Call 01/10/23)	875	901,251
3.63%, 01/19/22 (Call 12/19/21)	1,204	1,234,235
4.20%, 06/10/24 (Call 05/10/24)	930	969,534
Owl Rock Capital Corp., 3.75%, 07/22/25 (Call 06/22/25)	71	70,558

		3,215,673

Home Builders — 0.1%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	1,065	1,125,292
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	50	52,646

		1,177,938

Household Products & Wares — 0.0%
Clorox Co. (The) 3.05%, 09/15/22 (Call 06/15/22)(a)	233	242,733
3.50%, 12/15/24 (Call 09/15/24)	45	49,719

		292,452

Insurance — 1.7%
Aflac Inc. 3.63%, 06/15/23	638	689,311
3.63%, 11/15/24	386	429,354
Allstate Corp. (The), 3.15%, 06/15/23	110	118,224
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)	70	74,979
3.30%, 03/01/21 (Call 02/01/21)	2,485	2,503,304
3.75%, 07/10/25 (Call 04/10/25)	235	263,307
4.13%, 02/15/24	1,279	1,413,821
4.88%, 06/01/22	1,582	1,691,354
6.40%, 12/15/20	829	834,887
Aon Corp., 2.20%, 11/15/22	764	790,794
Aon PLC, 3.50%, 06/14/24 (Call 03/14/24)	695	755,359
Berkshire Hathaway Finance Corp. 3.00%, 05/15/22	691	719,487
4.25%, 01/15/21(a)	739	745,150
Berkshire Hathaway Inc. 2.20%, 03/15/21 (Call 02/15/21)(a)	1,123	1,129,139
2.75%, 03/15/23 (Call 01/15/23)	2,809	2,953,672
3.00%, 02/11/23	209	221,393
3.40%, 01/31/22	893	927,817
3.75%, 08/15/21(a)	285	292,934
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	40	44,204
Chubb INA Holdings Inc. 2.30%, 11/03/20	1,591	1,591,000
2.88%, 11/03/22 (Call 09/03/22)	1,037	1,083,103
3.35%, 05/15/24	121	132,076
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	182	200,271
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	1,145	1,230,587
Lincoln National Corp., 4.00%, 09/01/23(a)	398	434,262
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	562	588,673

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc. 2.75%, 01/30/22 (Call 12/30/21)	$265	$272,419
3.50%, 12/29/20	506	508,568
3.50%, 06/03/24 (Call 03/03/24)	1,119	1,218,303
3.50%, 03/10/25 (Call 12/10/24)	850	936,839
3.88%, 03/15/24 (Call 02/15/24)	1,527	1,685,104
4.80%, 07/15/21 (Call 04/15/21)(a)	336	342,787
MetLife Inc. 3.00%, 03/01/25	316	345,307
3.05%, 12/15/22	755	798,461
3.60%, 04/10/24(a)	647	710,775
Series D, 4.37%, 09/15/23	982	1,089,206
Progressive Corp. (The), 3.75%, 08/23/21	300	308,327
Prudential Financial Inc. 3.50%, 05/15/24(a)	1,181	1,299,024
4.50%, 11/15/20(a)	626	626,848
Travelers Companies Inc. (The), 3.90%, 11/01/20	865	865,000
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	1,026	1,119,244
Willis Towers Watson PLC, 5.75%, 03/15/21	105	107,014

		34,091,688

Internet — 1.0%
Alphabet Inc. 0.45%, 08/15/25 (Call 07/15/25)	734	728,709
3.38%, 02/25/24(a)	1,261	1,376,109
3.63%, 05/19/21(a)	525	534,711
Amazon.com Inc. 0.40%, 06/03/23	1,061	1,062,162
0.80%, 06/03/25 (Call 05/03/25)	1,677	1,689,182
2.40%, 02/22/23 (Call 01/22/23)	1,468	1,534,441
2.50%, 11/29/22 (Call 08/29/22)	940	976,713
2.80%, 08/22/24 (Call 06/22/24)	2,351	2,535,646
3.30%, 12/05/21 (Call 10/05/21)	321	329,909
3.80%, 12/05/24 (Call 09/05/24)	1,363	1,526,379
Booking Holdings Inc. 2.75%, 03/15/23 (Call 02/15/23)	590	617,412
3.65%, 03/15/25 (Call 12/15/24)	132	144,758
4.10%, 04/13/25 (Call 03/13/25)	886	992,633
eBay Inc. 1.90%, 03/11/25 (Call 02/11/25)	948	982,197
2.60%, 07/15/22 (Call 04/15/22)	1,789	1,841,779
2.75%, 01/30/23 (Call 12/30/22)	1,032	1,080,012
3.45%, 08/01/24 (Call 05/01/24)	668	726,441
3.80%, 03/09/22 (Call 02/09/22)	427	444,705
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	63	67,094
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	1,042	1,074,053
3.63%, 04/01/25 (Call 01/01/25)	595	663,573

		20,928,618

Iron & Steel — 0.1%
Nucor Corp. 2.00%, 06/01/25 (Call 05/01/25)(a)	270	282,220
4.00%, 08/01/23 (Call 05/01/23)	488	528,435
4.13%, 09/15/22 (Call 06/15/22)	475	502,849
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	40	43,219
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	30	31,512

		1,388,235

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/25 (Call 05/25/25)	$400	$396,998
3.20%, 08/08/24 (Call 07/08/24)	1,578	1,595,738
Marriott International Inc./MD 3.60%, 04/15/24 (Call 03/15/24)	575	592,647
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,445	1,608,097
Sands China Ltd. 4.60%, 08/08/23 (Call 07/08/23)	75	79,788
5.13%, 08/08/25 (Call 06/08/25)	140	150,612

		4,423,880

Machinery — 1.8%
ABB Finance USA Inc., 2.88%, 05/08/22	1,051	1,091,257
Caterpillar Financial Services Corp. 0.45%, 09/14/23	5	4,994
0.65%, 07/07/23	30	30,146
0.95%, 05/13/22	109	109,943
1.45%, 05/15/25	859	884,546
1.70%, 08/09/21	1,137	1,149,727
1.90%, 09/06/22	617	634,169
1.95%, 11/18/22	224	230,931
2.15%, 11/08/24	1,300	1,371,812
2.40%, 06/06/22(a)	1,020	1,053,292
2.55%, 11/29/22	824	860,467
2.85%, 06/01/22	408	423,588
2.85%, 05/17/24	925	993,467
2.95%, 02/26/22	1,016	1,050,757
3.15%, 09/07/21	738	755,196
3.25%, 12/01/24	162	177,981
3.45%, 05/15/23	729	783,751
3.65%, 12/07/23	944	1,035,203
3.75%, 11/24/23	125	137,192
Series I, 2.65%, 05/17/21	347	351,501
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/26/22)(a)	340	350,446
3.40%, 05/15/24 (Call 02/15/24)(a)	1,278	1,393,103
3.90%, 05/27/21	1,629	1,662,372
CNH Industrial Capital LLC 1.95%, 07/02/23(a)	457	464,752
4.20%, 01/15/24	362	391,471
4.38%, 11/06/20(a)	56	56,020
4.38%, 04/05/22	86	90,234
4.88%, 04/01/21(a)	930	944,298
CNH Industrial NV, 4.50%, 08/15/23	294	319,004
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)	1,334	1,374,367
2.75%, 04/15/25 (Call 03/15/25)	884	959,685
John Deere Capital Corp. 1.20%, 04/06/23	130	132,609
2.05%, 01/09/25	619	654,162
2.15%, 09/08/22	808	834,086
2.30%, 06/07/21(a)	155	156,958
2.35%, 01/08/21	693	695,626
2.55%, 01/08/21	871	874,595
2.60%, 03/07/24	979	1,044,060
2.65%, 01/06/22	819	840,958
2.65%, 06/24/24	790	845,758
2.70%, 01/06/23	326	342,195
2.75%, 03/15/22	536	553,272
2.80%, 03/04/21	455	458,944
2.80%, 01/27/23	191	201,009

Security	Par (000)	Value

Machinery (continued)
2.80%, 03/06/23	$1,140	$1,204,404
3.13%, 09/10/21	945	967,998
3.15%, 10/15/21	594	610,472
3.20%, 01/10/22	988	1,022,541
3.35%, 06/12/24	615	673,003
3.45%, 03/13/25	965	1,075,501
3.65%, 10/12/23	386	423,129
3.90%, 07/12/21	56	57,436
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	1,538	1,613,296
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/25 (Call 05/15/25)	123	130,976
4.40%, 03/15/24 (Call 02/15/24)(a)	827	901,645
Xylem Inc., 4.88%, 10/01/21(a)	272	282,617

		37,732,922

Manufacturing — 0.6%
3M Co. 1.63%, 09/19/21 (Call 08/19/21)(a)	535	540,770
1.75%, 02/14/23 (Call 01/14/23)	116	119,427
2.00%, 06/26/22	1,070	1,098,608
2.00%, 02/14/25 (Call 01/14/25)	210	221,486
2.25%, 03/15/23 (Call 02/15/23)	815	850,966
2.65%, 04/15/25 (Call 03/15/25)	423	457,972
3.25%, 02/14/24 (Call 01/14/24)	1,148	1,244,740
Eaton Corp., 2.75%, 11/02/22	1,897	1,983,319
General Electric Co. 2.70%, 10/09/22	1,536	1,592,541
3.10%, 01/09/23	1,691	1,773,276
3.15%, 09/07/22	885	922,256
3.38%, 03/11/24	52	55,887
3.45%, 05/15/24 (Call 02/13/24)	435	467,451
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	159	172,522
Parker-Hannifin Corp. 2.70%, 06/14/24 (Call 05/14/24)	652	695,816
3.30%, 11/21/24 (Call 08/21/24)	412	449,770
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	216	236,633

		12,883,440

Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	2,991	3,169,707
4.50%, 02/01/24 (Call 01/01/24)	1,900	2,100,720
4.91%, 07/23/25 (Call 04/23/25)	4,826	5,552,482
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	1,206	1,427,871
Comcast Corp. 3.00%, 02/01/24 (Call 01/01/24)	1,572	1,688,550
3.10%, 04/01/25 (Call 03/01/25)	320	351,339
3.38%, 02/15/25 (Call 11/15/24)	1,170	1,291,880
3.38%, 08/15/25 (Call 05/15/25)	1,639	1,826,118
3.60%, 03/01/24	1,512	1,660,603
3.70%, 04/15/24 (Call 03/15/24)	2,359	2,597,612
3.95%, 10/15/25 (Call 08/15/25)	2,500	2,861,011
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	898	944,510
Fox Corp. 3.05%, 04/07/25 (Call 03/07/25)(a)	895	973,671
3.67%, 01/25/22	619	643,519
4.03%, 01/25/24 (Call 12/25/23)	1,592	1,745,686

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	$218	$239,238
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	1,623	1,654,744
4.13%, 02/15/21 (Call 11/30/20)	1,429	1,442,927
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	214	250,115
TWDC Enterprises 18 Corp. 2.30%, 02/12/21(a)	1,120	1,126,168
2.35%, 12/01/22	1,236	1,285,525
2.45%, 03/04/22	1,102	1,131,730
2.75%, 08/16/21	616	628,145
3.75%, 06/01/21	362	369,302
ViacomCBS Inc. 3.50%, 01/15/25 (Call 10/15/24)	480	522,021
3.70%, 08/15/24 (Call 05/15/24)	702	765,014
4.75%, 05/15/25 (Call 04/15/25)	436	499,679
Walt Disney Co. (The) 1.65%, 09/01/22	578	592,051
1.75%, 08/30/24 (Call 07/30/24)	1,771	1,837,120
3.00%, 09/15/22(a)	1,022	1,070,885
3.35%, 03/24/25	1,766	1,954,724
3.70%, 09/15/24 (Call 06/15/24)	985	1,088,997
4.50%, 02/15/21(a)	700	708,320

		46,001,984

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp. 2.50%, 01/15/23 (Call 10/15/22)	436	453,615
3.25%, 06/15/25 (Call 03/15/25)	190	209,869

		663,484

Mining — 0.2%
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	830	856,055
3.25%, 11/21/21	130	133,884
Kinross Gold Corp. 5.13%, 09/01/21 (Call 06/01/21)(a)	100	102,409
5.95%, 03/15/24 (Call 12/15/23)	585	663,783
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	105	110,902
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	1,190	1,337,137

		3,204,170

Oil & Gas — 4.7%
BP Capital Markets America Inc. 2.11%, 09/16/21 (Call 08/16/21)	846	857,578
2.52%, 09/19/22 (Call 08/19/22)	665	688,398
2.75%, 05/10/23	991	1,045,063
2.94%, 04/06/23	120	126,798
3.19%, 04/06/25 (Call 03/06/25)	968	1,056,712
3.22%, 11/28/23 (Call 09/28/23)	1,006	1,077,699
3.22%, 04/14/24 (Call 02/14/24)	1,073	1,152,984
3.25%, 05/06/22	1,682	1,753,093
3.79%, 02/06/24 (Call 01/06/24)	1,452	1,581,768
4.74%, 03/11/21	786	798,322
BP Capital Markets PLC 2.50%, 11/06/22(a)	841	874,968
3.06%, 03/17/22	438	453,986
3.51%, 03/17/25	975	1,078,948
3.54%, 11/04/24	772	848,918
3.56%, 11/01/21	552	569,527
3.81%, 02/10/24	1,680	1,836,817
3.99%, 09/26/23	553	605,202

Security	Par (000)	Value

Oil & Gas (continued)
Canadian Natural Resources Ltd. 2.05%, 07/15/25 (Call 06/15/25)	$118	$119,528
2.95%, 01/15/23 (Call 12/15/22)	1,953	2,022,812
3.45%, 11/15/21 (Call 08/15/21)	547	557,902
3.80%, 04/15/24 (Call 01/15/24)	153	163,388
3.90%, 02/01/25 (Call 11/01/24)	175	188,731
Chevron Corp. 1.14%, 05/11/23	453	460,860
1.55%, 05/11/25 (Call 04/11/25)	2,645	2,729,636
2.10%, 05/16/21 (Call 04/15/21)	1,923	1,938,734
2.36%, 12/05/22 (Call 09/05/22)	1,998	2,070,997
2.41%, 03/03/22 (Call 01/03/22)	751	768,818
2.50%, 03/03/22 (Call 02/03/22)	373	383,102
2.57%, 05/16/23 (Call 03/16/23)	1,103	1,157,998
2.90%, 03/03/24 (Call 01/03/24)	537	574,145
3.19%, 06/24/23 (Call 03/24/23)	2,790	2,971,704
Chevron USA Inc. 0.43%, 08/11/23	635	634,355
0.69%, 08/12/25 (Call 07/12/25)	881	875,919
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	571	610,353
Diamondback Energy Inc. 2.88%, 12/01/24 (Call 11/01/24)	923	934,630
4.75%, 05/31/25 (Call 04/30/25)(a)	860	934,261
5.38%, 05/31/25 (Call 11/30/20)	100	103,470
EOG Resources Inc. 2.63%, 03/15/23 (Call 12/15/22)	1,573	1,644,864
3.15%, 04/01/25 (Call 01/01/25)	975	1,060,120
4.10%, 02/01/21	811	818,263
Equinor ASA 2.45%, 01/17/23(a)	1,012	1,056,589
2.65%, 01/15/24	1,658	1,757,737
2.75%, 11/10/21	195	199,581
2.88%, 04/06/25 (Call 03/06/25)	1,493	1,612,453
2.90%, 11/08/20	91	91,032
3.15%, 01/23/22	278	287,100
3.70%, 03/01/24	1,189	1,304,593
Exxon Mobil Corp. 1.57%, 04/15/23	499	512,475
1.90%, 08/16/22	564	579,781
2.02%, 08/16/24 (Call 07/16/24)	1,795	1,877,102
2.22%, 03/01/21 (Call 02/01/21)	1,457	1,464,047
2.40%, 03/06/22 (Call 01/06/22)	712	729,616
2.71%, 03/06/25 (Call 12/06/24)	1,337	1,435,520
2.73%, 03/01/23 (Call 01/01/23)	990	1,038,799
2.99%, 03/19/25 (Call 02/19/25)	3,116	3,391,366
3.18%, 03/15/24 (Call 12/15/23)	604	649,676
Husky Energy Inc. 3.95%, 04/15/22 (Call 01/15/22)	90	91,769
4.00%, 04/15/24 (Call 01/15/24)	170	175,211
Marathon Oil Corp. 2.80%, 11/01/22 (Call 08/01/22)	136	138,493
3.85%, 06/01/25 (Call 03/01/25)	1,040	1,069,207
Marathon Petroleum Corp. 3.40%, 12/15/20 (Call 11/15/20)	1,033	1,035,484
3.63%, 09/15/24 (Call 06/15/24)	994	1,052,651
4.50%, 05/01/23 (Call 04/01/23)	1,140	1,221,605
4.70%, 05/01/25 (Call 04/01/25)	1,318	1,460,755
4.75%, 12/15/23 (Call 10/15/23)	723	792,552
5.13%, 03/01/21	1,057	1,073,110
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	621	686,656

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66 3.70%, 04/06/23	$256	$273,827
3.85%, 04/09/25 (Call 03/09/25)	971	1,066,961
4.30%, 04/01/22	1,445	1,519,005
Shell International Finance BV 0.38%, 09/15/23	30	29,911
1.75%, 09/12/21	788	798,018
1.88%, 05/10/21	2,264	2,281,857
2.00%, 11/07/24 (Call 10/07/24)	1,248	1,307,362
2.25%, 11/10/20	237	237,086
2.25%, 01/06/23	957	992,882
2.38%, 08/21/22	1,219	1,261,999
2.38%, 04/06/25 (Call 03/06/25)	1,711	1,821,714
3.25%, 05/11/25	513	566,467
3.40%, 08/12/23(a)	1,172	1,263,707
3.50%, 11/13/23 (Call 10/13/23)	1,395	1,515,581
Suncor Energy Inc. 3.10%, 05/15/25 (Call 04/15/25)	84	89,660
3.60%, 12/01/24 (Call 09/01/24)	884	958,530
Total Capital Canada Ltd., 2.75%, 07/15/23	1,243	1,316,581
Total Capital International SA 2.22%, 07/12/21 (Call 06/12/21)	664	671,733
2.43%, 01/10/25 (Call 10/10/24)	1,179	1,250,415
2.70%, 01/25/23	868	910,621
2.75%, 06/19/21(a)	1,388	1,409,125
2.88%, 02/17/22	1,385	1,429,267
3.70%, 01/15/24(a)	964	1,053,493
3.75%, 04/10/24	1,303	1,439,499
Total Capital SA, 4.13%, 01/28/21	493	497,417
Valero Energy Corp. 1.20%, 03/15/24	1,095	1,072,829
2.70%, 04/15/23	445	457,877
2.85%, 04/15/25 (Call 03/15/25)(a)	1,296	1,330,242
3.65%, 03/15/25	153	162,074

		95,902,071

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,580	1,648,423
Halliburton Co. 3.25%, 11/15/21 (Call 08/15/21)	917	935,025
3.50%, 08/01/23 (Call 05/01/23)	953	1,005,515
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	10	10,087
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	1,537	1,653,088

		5,252,138

Packaging & Containers — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	57	62,797
WRKCo Inc. 3.00%, 09/15/24 (Call 07/15/24)	30	32,207
3.75%, 03/15/25 (Call 01/15/25)(a)	425	473,567

		568,571

Pharmaceuticals — 6.7%
AbbVie Inc. 2.15%, 11/19/21(b)	1,387	1,412,098
2.30%, 05/14/21 (Call 04/14/21)(a)	681	686,776
2.30%, 11/21/22(a)(b)	1,324	1,371,513
2.60%, 11/21/24 (Call 10/21/24)(b)	3,905	4,152,754

Security	Par (000)	Value

Pharmaceuticals (continued)
2.85%, 05/14/23 (Call 03/14/23)	$1,240	$1,303,715
2.90%, 11/06/22	3,037	3,178,707
3.20%, 11/06/22 (Call 09/06/22)	1,272	1,332,435
3.25%, 10/01/22 (Call 07/01/22)(b)	1,719	1,794,889
3.38%, 11/14/21	1,199	1,234,918
3.45%, 03/15/22 (Call 01/15/22)(b)	2,679	2,772,355
3.60%, 05/14/25 (Call 02/14/25)	3,915	4,332,949
3.75%, 11/14/23 (Call 10/14/23)	1,776	1,934,082
3.80%, 03/15/25 (Call 12/15/24)(b)	3,120	3,460,079
3.85%, 06/15/24 (Call 03/15/24)(b)	1,274	1,394,848
5.00%, 12/15/21 (Call 09/16/21)(b)	196	203,452
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)	120	131,279
3.40%, 05/15/24 (Call 02/15/24)	127	138,471
AstraZeneca PLC 2.38%, 11/16/20	1,119	1,119,835
2.38%, 06/12/22 (Call 05/12/22)	1,426	1,468,794
3.50%, 08/17/23 (Call 07/17/23)(a)	1,001	1,080,820
Becton Dickinson and Co. 2.89%, 06/06/22 (Call 05/06/22)	2,103	2,174,545
3.13%, 11/08/21	389	399,240
3.36%, 06/06/24 (Call 04/06/24)	2,081	2,243,690
3.73%, 12/15/24 (Call 09/15/24)	1,524	1,679,548
Bristol-Myers Squibb Co. 2.00%, 08/01/22	880	905,194
2.55%, 05/14/21	135	136,635
2.60%, 05/16/22	1,604	1,658,687
2.75%, 02/15/23 (Call 01/15/23)	788	828,009
2.90%, 07/26/24 (Call 06/26/24)	3,286	3,552,947
3.25%, 08/15/22	737	774,492
3.25%, 02/20/23 (Call 01/20/23)	943	1,002,854
3.25%, 11/01/23(a)	323	349,424
3.55%, 08/15/22	1,147	1,209,940
3.63%, 05/15/24 (Call 02/15/24)	1,400	1,533,804
3.88%, 08/15/25 (Call 05/15/25)	638	725,674
4.00%, 08/15/23	40	44,026
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	1,519	1,564,748
3.08%, 06/15/24 (Call 04/15/24)	296	318,152
3.20%, 03/15/23(a)	620	654,611
3.75%, 09/15/25 (Call 06/15/25)	424	475,268
Cigna Corp. 3.00%, 07/15/23 (Call 05/16/23)	875	928,132
3.25%, 04/15/25 (Call 01/15/25)	1,060	1,159,977
3.40%, 09/17/21	1,745	1,791,140
3.50%, 06/15/24 (Call 03/17/24)	284	309,053
3.75%, 07/15/23 (Call 06/15/23)	2,037	2,203,702
3.90%, 02/15/22	768	800,993
CVS Health Corp. 2.13%, 06/01/21 (Call 05/01/21)	1,225	1,235,534
2.63%, 08/15/24 (Call 07/15/24)	2,806	2,992,610
2.75%, 12/01/22 (Call 09/01/22)	1,645	1,712,632
3.35%, 03/09/21	1,670	1,687,351
3.38%, 08/12/24 (Call 05/12/24)	594	645,501
3.50%, 07/20/22 (Call 05/20/22)	1,705	1,783,132
3.70%, 03/09/23 (Call 02/09/23)	2,602	2,783,956
3.88%, 07/20/25 (Call 04/20/25)	2,512	2,817,529
4.10%, 03/25/25 (Call 01/25/25)	2,389	2,690,781
Eli Lilly & Co. 2.35%, 05/15/22	424	436,905

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 06/01/25 (Call 03/01/25)(a)	$50	$54,426
Evernorth Health Inc., 2.60%, 11/30/20	470	470,812
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,495	1,578,581
3.38%, 05/15/23	1,624	1,743,606
3.63%, 05/15/25	68	76,702
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,650	1,711,888
2.88%, 06/01/22 (Call 05/01/22)	813	843,324
3.00%, 06/01/24 (Call 05/01/24)	1,875	2,023,188
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	1,272	1,276,299
1.95%, 11/10/20	196	196,066
2.05%, 03/01/23 (Call 01/01/23)	252	261,075
2.25%, 03/03/22 (Call 02/03/22)	1,328	1,359,974
2.63%, 01/15/25 (Call 11/15/24)	501	542,048
3.38%, 12/05/23	298	325,711
McKesson Corp.
3.65%, 11/30/20	250	250,628
3.80%, 03/15/24 (Call 12/15/23)	1,278	1,396,328
Mead Johnson Nutrition Co., 3.00%, 11/15/20	357	357,310
Merck & Co. Inc.
2.35%, 02/10/22	1,960	2,010,192
2.40%, 09/15/22 (Call 06/15/22)	372	384,542
2.75%, 02/10/25 (Call 11/10/24)	2,623	2,843,992
2.80%, 05/18/23	1,978	2,100,610
2.90%, 03/07/24 (Call 02/07/24)	1,162	1,255,656
3.88%, 01/15/21 (Call 11/30/20)(a)	228	229,693
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	443	484,449
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	2,681	2,718,975
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	1,093	1,142,773
2.40%, 05/17/22 (Call 04/17/22)	1,099	1,132,206
2.40%, 09/21/22	1,331	1,382,228
3.40%, 05/06/24	2,550	2,797,582
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	465	501,504
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	1,237	1,240,048
1.95%, 06/03/21	1,032	1,042,349
2.20%, 12/15/21	1,424	1,454,119
2.80%, 03/11/22	824	851,456
2.95%, 03/15/24 (Call 02/15/24)	1,002	1,077,804
3.00%, 09/15/21	701	717,612
3.00%, 06/15/23	1,047	1,117,584
3.20%, 09/15/23 (Call 08/15/23)(a)	1,458	1,570,843
3.40%, 05/15/24	1,030	1,129,747
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	1,297	1,392,415
4.00%, 03/29/21	1,381	1,402,058
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	1,257	1,277,082
2.88%, 09/23/23 (Call 07/23/23)	2,459	2,606,289
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (Call 10/26/21)	760	785,919
4.40%, 11/26/23 (Call 10/26/23)	1,899	2,106,900
Upjohn Inc.
1.13%, 06/22/22(b)	159	160,402
1.65%, 06/22/25 (Call 05/22/25)(b)	1,289	1,315,770
Wyeth LLC, 6.45%, 02/01/24	113	133,833

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	$1,091	$1,149,648

		138,699,431

Pipelines — 3.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	353	383,689
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	927	1,049,040
7.00%, 06/30/24 (Call 01/01/24)	1,284	1,469,512
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	49	56,386
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	410	402,932
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	195	199,159
5.88%, 10/15/25 (Call 07/15/25)	1,000	1,188,962
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	972	1,014,226
2.90%, 07/15/22 (Call 06/15/22)	304	314,789
3.50%, 06/10/24 (Call 03/10/24)	523	562,192
4.00%, 10/01/23 (Call 07/01/23)	674	728,072
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	408	410,563
3.60%, 02/01/23 (Call 11/01/22)	1,194	1,230,202
4.05%, 03/15/25 (Call 12/15/24)	1,415	1,486,896
4.25%, 03/15/23 (Call 12/15/22)	433	450,974
4.50%, 04/15/24 (Call 03/15/24)	908	963,894
4.65%, 06/01/21 (Call 03/01/21)	770	780,033
5.20%, 02/01/22 (Call 11/01/21)	1,445	1,495,492
5.88%, 01/15/24 (Call 10/15/23)	1,138	1,237,241
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	697	733,262
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,181	1,243,427
5.00%, 10/01/22 (Call 07/01/22)	293	308,821
5.88%, 03/01/22 (Call 12/01/21)	475	495,339
Enterprise Products Operating LLC
2.80%, 02/15/21	949	955,950
2.85%, 04/15/21 (Call 03/15/21)	580	585,314
3.35%, 03/15/23 (Call 12/15/22)	1,517	1,606,368
3.50%, 02/01/22	1,067	1,106,789
3.75%, 02/15/25 (Call 11/15/24)	1,473	1,633,437
3.90%, 02/15/24 (Call 11/15/23)	1,332	1,453,245
4.05%, 02/15/22	592	618,396
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	267	280,288
3.50%, 03/01/21 (Call 01/01/21)	1,650	1,658,030
3.50%, 09/01/23 (Call 06/01/23)	168	178,959
3.95%, 09/01/22 (Call 06/01/22)	1,373	1,446,203
4.15%, 02/01/24 (Call 11/01/23)	813	881,908
4.25%, 09/01/24 (Call 06/01/24)	1,160	1,280,234
4.30%, 05/01/24 (Call 02/01/24)	912	999,794
5.00%, 10/01/21 (Call 07/01/21)	216	222,230
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	1,439	1,505,473
4.30%, 06/01/25 (Call 03/01/25)	312	350,199
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	625	620,866
3.38%, 03/15/23 (Call 02/15/23)	945	991,605
4.00%, 02/15/25 (Call 11/15/24)	86	93,440
4.50%, 07/15/23 (Call 04/15/23)	803	866,988
4.88%, 12/01/24 (Call 09/01/24)	1,728	1,935,035

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.88%, 06/01/25 (Call 03/01/25)	$168	$189,614
5.25%, 01/15/25 (Call 01/15/21)	589	607,797
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	453	460,653
4.25%, 02/01/22 (Call 11/01/21)	457	470,877
7.50%, 09/01/23 (Call 06/01/23)	736	838,556
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,402	1,455,268
4.90%, 03/15/25 (Call 12/15/24)	63	68,653
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	41	43,311
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	891	916,172
3.65%, 06/01/22 (Call 03/01/22)	515	527,236
3.85%, 10/15/23 (Call 07/15/23)	616	643,381
4.65%, 10/15/25 (Call 07/15/25)	750	799,538
5.00%, 02/01/21 (Call 11/03/20)	150	149,856
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	1,406	1,535,980
5.63%, 03/01/25 (Call 12/01/24)	1,266	1,444,144
5.75%, 05/15/24 (Call 02/15/24)	2,228	2,508,282
6.25%, 03/15/22 (Call 12/15/21)	1,085	1,146,802
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	30	32,476
4.75%, 03/15/24 (Call 12/15/23)	1,256	1,394,575
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	195	204,688
4.40%, 04/01/21 (Call 03/01/21)	436	441,237
TransCanada PipeLines Ltd.
2.50%, 08/01/22	875	902,483
3.75%, 10/16/23 (Call 07/16/23)	427	460,368
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	981	1,016,509
3.60%, 03/15/22 (Call 01/15/22)	1,741	1,796,675
3.70%, 01/15/23 (Call 10/15/22)	927	975,158
3.90%, 01/15/25 (Call 10/15/24)	1,155	1,256,123
4.00%, 11/15/21 (Call 08/15/21)	315	322,864
4.00%, 09/15/25 (Call 06/15/25)	25	27,603
4.30%, 03/04/24 (Call 12/04/23)	1,184	1,289,487
4.50%, 11/15/23 (Call 08/15/23)	219	239,324
4.55%, 06/24/24 (Call 03/24/24)	1,591	1,755,314

		65,396,858

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	330	366,701

Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	830	917,542
4.00%, 01/15/24 (Call 12/15/23)	1,414	1,550,978
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	500	503,809
2.25%, 01/15/22	590	602,172
2.40%, 03/15/25 (Call 02/15/25)	1,411	1,490,362
2.95%, 01/15/25 (Call 12/15/24)	414	445,097
3.00%, 06/15/23(a)	755	799,414
3.38%, 05/15/24 (Call 04/15/24)(a)	969	1,046,565
3.50%, 01/31/23	1,210	1,284,781
4.00%, 06/01/25 (Call 03/01/25)	1,053	1,179,803
4.70%, 03/15/22	585	617,320
5.00%, 02/15/24	1,161	1,311,526

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)(a)	$1,092	$1,212,409
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	869	917,717
3.20%, 01/15/25 (Call 10/15/24)	697	756,094
3.80%, 02/01/24 (Call 11/01/23)	505	544,792
3.85%, 02/01/23 (Call 11/01/22)	1,262	1,341,902
4.13%, 05/15/21 (Call 02/15/21)(a)	800	808,416
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	91	94,464
3.65%, 06/15/24 (Call 04/15/24)	340	359,308
3.85%, 02/01/25 (Call 11/01/24)	40	42,713
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,554	1,668,415
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	1,097	1,107,845
3.15%, 07/15/23 (Call 06/15/23)	366	388,355
3.20%, 09/01/24 (Call 07/01/24)	96	103,459
5.25%, 01/15/23(a)	2,409	2,646,267
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	964	1,020,202
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,000	994,447
1.25%, 07/15/25 (Call 06/15/25)	85	85,518
2.63%, 11/18/24 (Call 10/18/24)	882	936,949
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	373	391,762
4.63%, 12/15/21 (Call 09/15/21)	634	656,365
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	79	86,672
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)(a)	25	27,039
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	40	43,652
5.38%, 11/01/23 (Call 08/01/23)(a)	204	218,353
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	531	578,959
3.88%, 08/15/24 (Call 05/17/24)	1,229	1,351,909
4.00%, 06/01/25 (Call 03/01/25)	1,000	1,121,421
4.25%, 11/15/23 (Call 08/15/23)	26	28,504
Kimco Realty Corp.
3.30%, 02/01/25 (Call 12/01/24)	613	662,567
3.40%, 11/01/22 (Call 09/01/22)(a)	318	334,272
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)(a)	327	349,907
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	632	654,127
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	1,237	1,293,799
3.88%, 04/15/25 (Call 02/15/25)(a)	255	286,346
4.65%, 08/01/23 (Call 05/01/23)	1,261	1,387,647
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	1,128	1,161,305
2.35%, 01/30/22 (Call 10/30/21)	824	836,732
2.50%, 07/15/21 (Call 04/15/21)(a)	159	160,537
2.63%, 06/15/22 (Call 03/15/22)(a)	715	733,203
2.75%, 02/01/23 (Call 11/01/22)(a)	105	109,252
2.75%, 06/01/23 (Call 03/01/23)(a)	1,215	1,267,602
3.38%, 10/01/24 (Call 07/01/24)(a)	864	931,496
3.50%, 09/01/25 (Call 06/01/25)	31	33,895
3.75%, 02/01/24 (Call 11/01/23)	307	331,122
Ventas Realty LP, 3.50%, 02/01/25 (Call 11/01/24)	555	600,673

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	$126	$135,745
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24) .	631	683,103
4.00%, 06/01/25 (Call 03/01/25)	901	1,012,865
Weyerhaeuser Co., 4.63%, 09/15/23	40	44,220

		44,293,692

Retail — 3.0%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	308	325,783
3.63%, 04/15/25 (Call 03/15/25)	818	908,283
3.70%, 04/15/22 (Call 01/15/22)	75	77,831
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	234	235,232
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)	936	963,198
2.75%, 05/18/24 (Call 03/18/24)(a)	997	1,073,141
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	1,014	1,073,635
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	1,564	1,677,285
4.00%, 05/15/25 (Call 03/15/25)	785	883,747
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	2,134	2,146,736
2.63%, 06/01/22 (Call 05/01/22)	1,559	1,614,732
2.70%, 04/01/23 (Call 01/01/23)	998	1,048,548
3.25%, 03/01/22	740	768,798
3.35%, 09/15/25 (Call 06/15/25)	1,510	1,694,415
3.75%, 02/15/24 (Call 11/15/23)	1,191	1,305,227
4.40%, 04/01/21 (Call 01/01/21)	220	221,460
Kohl’s Corp., 9.50%, 05/15/25 (Call 04/15/25)	725	867,379
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	840	867,778
3.38%, 09/15/25 (Call 06/15/25)(a)	625	694,224
3.75%, 04/15/21 (Call 01/15/21)(a)	205	206,410
3.80%, 11/15/21 (Call 08/15/21)(a)	325	333,550
3.88%, 09/15/23 (Call 06/15/23)(a)	506	549,629
4.00%, 04/15/25 (Call 03/15/25)	1,338	1,514,679
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	35	36,050
2.63%, 01/15/22	1,081	1,110,377
2.75%, 12/09/20 (Call 11/30/20)(a)	1,027	1,029,452
3.30%, 07/01/25 (Call 06/01/25)	1,598	1,768,289
3.35%, 04/01/23 (Call 03/01/23)	1,505	1,602,814
3.38%, 05/26/25 (Call 02/26/25)	1,025	1,132,755
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	429	495,124
Starbucks Corp.
1.30%, 05/07/22	909	922,086
2.10%, 02/04/21 (Call 01/04/21)(a)	1,040	1,043,051
2.20%, 11/22/20	781	781,787
2.70%, 06/15/22 (Call 04/15/22)(a)	740	764,171
3.10%, 03/01/23 (Call 02/01/23)	1,054	1,116,155
3.80%, 08/15/25 (Call 06/15/25)	1,035	1,172,054
3.85%, 10/01/23 (Call 07/01/23)	470	511,275
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	1,650	1,760,917
2.90%, 01/15/22	652	672,211
3.50%, 07/01/24	1,190	1,314,684
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	737	769,903
2.75%, 06/15/21 (Call 04/15/21)	296	299,289
3.50%, 04/15/25 (Call 03/15/25)	1,468	1,628,909

Security	Par (000)	Value

Retail (continued)
Walgreen Co., 3.10%, 09/15/22	$918	$962,756
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	978	1,002,431
3.80%, 11/18/24 (Call 08/18/24)	1,841	2,028,870
Walmart Inc.
1.90%, 12/15/20(a)	822	823,622
2.35%, 12/15/22 (Call 11/15/22)	1,329	1,383,125
2.55%, 04/11/23 (Call 01/11/23)(a)	1,974	2,068,344
2.65%, 12/15/24 (Call 10/15/24)	2,594	2,799,639
2.85%, 07/08/24 (Call 06/08/24)	1,525	1,648,867
3.13%, 06/23/21	2,288	2,330,374
3.30%, 04/22/24 (Call 01/22/24)	1,696	1,845,413
3.40%, 06/26/23 (Call 05/26/23)	3,385	3,648,890
3.55%, 06/26/25 (Call 04/26/25)	128	144,511
4.25%, 04/15/21	45	45,824

		61,715,719

Semiconductors — 2.1%
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	45	47,310
3.13%, 12/05/23 (Call 10/05/23)(a)	137	146,843
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	1,227	1,269,176
3.13%, 01/15/25 (Call 11/15/24)	931	994,113
3.63%, 01/15/24 (Call 11/15/23)	2,302	2,471,651
Broadcom Inc.
2.25%, 11/15/23	1,740	1,809,652
3.13%, 04/15/21	60	60,675
3.13%, 10/15/22	1,718	1,798,826
3.15%, 11/15/25 (Call 10/15/25)	355	381,641
3.63%, 10/15/24 (Call 09/15/24)	1,548	1,693,295
4.70%, 04/15/25 (Call 03/15/25)	1,729	1,964,789
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	477	480,191
2.35%, 05/11/22 (Call 04/11/22)	1,525	1,567,082
2.70%, 12/15/22	2,339	2,452,861
2.88%, 05/11/24 (Call 03/11/24)	1,393	1,497,267
3.10%, 07/29/22	223	233,449
3.30%, 10/01/21	1,094	1,123,747
3.40%, 03/25/25 (Call 02/25/25)	1,623	1,801,806
3.70%, 07/29/25 (Call 04/29/25)	2,034	2,297,638
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	1,406	1,597,925
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)(a)	1,351	1,368,200
3.80%, 03/15/25 (Call 12/15/24)	1,080	1,209,849
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	181	195,804
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	100	105,485
Microchip Technology Inc.
3.92%, 06/01/21(a)	195	198,365
4.33%, 06/01/23 (Call 05/01/23)	778	836,341
Micron Technology Inc.
2.50%, 04/24/23	194	201,928
4.64%, 02/06/24 (Call 01/06/24)	846	938,876
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	860	872,681
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(b)	1,042	1,166,422
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(a)(b)	434	460,389

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
QUALCOMM Inc. 2.60%, 01/30/23 (Call 12/30/22)(a)	$2,405	$2,517,895
2.90%, 05/20/24 (Call 03/20/24)(a)	1,632	1,753,311
3.00%, 05/20/22(a)	1,135	1,181,586
3.45%, 05/20/25 (Call 02/20/25)(a)	657	729,978
Texas Instruments Inc. 1.38%, 03/12/25 (Call 02/12/25)	857	883,295
1.85%, 05/15/22 (Call 04/15/22)(a)	233	238,195
2.25%, 05/01/23 (Call 02/01/23)	150	156,220
2.75%, 03/12/21 (Call 02/12/21)(a)	627	631,368
Xilinx Inc. 2.95%, 06/01/24 (Call 04/01/24)	855	910,866
3.00%, 03/15/21(a)	166	167,563

		42,414,554

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)(b)	60	65,990

Software — 2.7%
Adobe Inc. 1.70%, 02/01/23	385	396,630
1.90%, 02/01/25 (Call 01/01/25)	331	349,387
3.25%, 02/01/25 (Call 11/01/24)	16	17,665
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	449	477,521
Fiserv Inc. 2.75%, 07/01/24 (Call 06/01/24)	2,224	2,372,615
3.50%, 10/01/22 (Call 07/01/22)	35	36,730
3.80%, 10/01/23 (Call 09/01/23)	1,327	1,443,611
3.85%, 06/01/25 (Call 03/01/25)	97	108,745
Intuit Inc. 0.65%, 07/15/23	554	557,097
0.95%, 07/15/25 (Call 06/15/25)	849	854,483
Microsoft Corp. 1.55%, 08/08/21 (Call 07/08/21)	2,718	2,741,275
2.00%, 08/08/23 (Call 06/08/23)	1,566	1,631,114
2.13%, 11/15/22	357	370,140
2.38%, 02/12/22 (Call 01/12/22)	931	954,862
2.38%, 05/01/23 (Call 02/01/23)(a)	1,215	1,270,523
2.40%, 02/06/22 (Call 01/06/22)	2,039	2,089,363
2.65%, 11/03/22 (Call 09/03/22)	1,190	1,240,855
2.70%, 02/12/25 (Call 11/12/24)	2,445	2,640,058
2.88%, 02/06/24 (Call 12/06/23)	2,690	2,882,637
3.63%, 12/15/23 (Call 09/15/23)	1,860	2,032,550
4.00%, 02/08/21	20	20,196
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)	4,108	4,158,191
2.40%, 09/15/23 (Call 07/15/23)	2,740	2,879,045
2.50%, 05/15/22 (Call 03/15/22)	2,855	2,939,137
2.50%, 10/15/22	2,508	2,611,138
2.50%, 04/01/25 (Call 03/01/25)	3,409	3,653,932
2.63%, 02/15/23 (Call 01/15/23)	1,316	1,378,680
2.80%, 07/08/21(a)	709	721,412
2.95%, 11/15/24 (Call 09/15/24)	2,047	2,215,237
2.95%, 05/15/25 (Call 02/15/25)	2,098	2,284,006
3.40%, 07/08/24 (Call 04/08/24)	2,343	2,557,867
3.63%, 07/15/23	1,101	1,193,658
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	1,456	1,555,124

Security	Par (000)	Value

Software (continued)
VMware Inc. 2.95%, 08/21/22 (Call 07/21/22)	$1,395	$1,447,833
4.50%, 05/15/25 (Call 04/15/25)	777	877,040

		54,960,357

Telecommunications — 1.8%
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)	882	917,327
3.00%, 06/30/22 (Call 04/30/22)	1,196	1,241,091
3.40%, 05/15/25 (Call 02/15/25)	2,045	2,251,376
3.90%, 03/11/24 (Call 12/11/23)(a)	349	381,762
3.95%, 01/15/25 (Call 10/15/24)(a)	1,206	1,345,376
4.45%, 04/01/24 (Call 01/01/24)	1,877	2,092,148
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	423	466,317
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)	752	761,532
2.20%, 02/28/21(a)	700	704,349
2.20%, 09/20/23 (Call 07/20/23)	800	840,283
2.60%, 02/28/23	35	36,764
3.00%, 06/15/22	685	715,094
3.50%, 06/15/25	500	565,394
3.63%, 03/04/24	827	912,278
Juniper Networks Inc., 4.50%, 03/15/24	306	340,292
Motorola Solutions Inc., 4.00%, 09/01/24(a)	698	775,435
Orange SA, 4.13%, 09/14/21(a)	164	169,233
Rogers Communications Inc. 3.00%, 03/15/23 (Call 12/15/22)	327	344,421
4.10%, 10/01/23 (Call 07/01/23)	608	664,400
Telefonica Emisiones SA 4.57%, 04/27/23	453	495,954
5.46%, 02/16/21	1,037	1,051,774
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(b)	3,512	3,847,349
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)	968	1,002,651
2.95%, 03/15/22(a)	467	483,222
3.38%, 02/15/25	2,553	2,834,105
3.45%, 03/15/21	241	243,728
3.50%, 11/01/24 (Call 08/01/24)(a)	1,792	1,975,849
4.15%, 03/15/24 (Call 12/15/23)	277	306,549
5.15%, 09/15/23(a)	4,154	4,692,634
Vodafone Group PLC 2.50%, 09/26/22	213	220,557
2.95%, 02/19/23	543	571,912
3.75%, 01/16/24	2,401	2,617,191
4.13%, 05/30/25	249	282,991

		36,151,338

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	320	339,722

Transportation — 1.2%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	1,370	1,441,687
3.00%, 04/01/25 (Call 01/01/25)	500	545,157
3.05%, 03/15/22 (Call 12/15/21)	399	410,455
3.05%, 09/01/22 (Call 06/01/22)	620	645,358
3.40%, 09/01/24 (Call 06/01/24)	213	233,487
3.75%, 04/01/24 (Call 01/01/24)	142	155,360
3.85%, 09/01/23 (Call 06/01/23)	440	477,299
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	580	627,628

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)(a)	$334	$364,010
3.70%, 11/01/23 (Call 08/01/23)	26	28,207
FedEx Corp.
2.63%, 08/01/22	353	365,899
3.20%, 02/01/25	795	872,373
3.40%, 01/14/22	623	644,743
3.80%, 05/15/25 (Call 04/15/25)(a)	949	1,068,722
4.00%, 01/15/24	900	992,096
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	587	615,917
3.00%, 04/01/22 (Call 01/01/22)	1,163	1,198,658
3.25%, 12/01/21 (Call 09/01/21)	403	412,338
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	629	663,362
2.88%, 06/01/22 (Call 05/01/22)	250	258,499
3.65%, 03/18/24 (Call 02/18/24)	658	713,349
Union Pacific Corp.
2.95%, 03/01/22(a)	701	724,963
3.15%, 03/01/24 (Call 02/01/24)	1,257	1,356,582
3.20%, 06/08/21	1,072	1,090,689
3.25%, 08/15/25 (Call 05/15/25)	110	121,536
3.50%, 06/08/23 (Call 05/08/23)	923	991,890
3.75%, 07/15/25 (Call 05/15/25)	520	588,994
4.00%, 02/01/21 (Call 11/01/20)	268	268,003
4.16%, 07/15/22 (Call 04/15/22)	988	1,040,845
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	598	615,214
2.45%, 10/01/22(a)	1,250	1,300,802
2.50%, 04/01/23 (Call 03/01/23)	1,402	1,470,511
2.80%, 11/15/24 (Call 09/15/24)(a)	80	86,489
3.13%, 01/15/21	927	932,300
3.90%, 04/01/25 (Call 03/01/25)	1,055	1,196,712

		24,520,134

Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	560	617,444

Total Corporate Bonds & Notes — 98.4% (Cost: $1,978,691,537)		2,028,851,293

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(e)(f)(g)	62,656	$62,699,669
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	41,368	41,368,000

		104,067,669

Total Short-Term Investments — 5.0% (Cost: $104,022,594)		104,067,669

Total Investments in Securities — 103.4% (Cost: $2,082,714,131)		2,132,918,962

Other Assets, Less Liabilities — (3.4)%		(70,780,857)

Net Assets — 100.0%		$2,062,138,105

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$88,657,772	$—		$(25,991,074	)(a)	$12,916	$20,055	$62,699,669	62,656	$330,022	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,905,000	15,463,000	(a)	—		—	—	41,368,000	41,368	171,395		—

						$12,916	$20,055	$104,067,669		$501,417		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,028,851,293	$—	$2,028,851,293
Money Market Funds	104,067,669	—	—	104,067,669

	$104,067,669	$2,028,851,293	$—	$2,132,918,962

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments October 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.8%
National Australia Bank Ltd.
0.35%, 09/07/22(a)	EUR	100	$117,776
0.63%, 08/30/23(a)	EUR	300	357,667
4.00%, 12/16/21	AUD	50	36,605
National Australia Bank Ltd./New York, 3.63%, 06/20/23	USD	250	270,665
Westpac Banking Corp.
0.63%, 11/22/24(a)	EUR	100	119,933
3.10%, 06/03/21(a)	AUD	100	71,429
Woolworths Group Ltd., 2.85%, 04/23/24	AUD	50	37,519

			1,011,594

Austria — 0.4%
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, 0.38%, 06/25/24(a)	EUR	200	236,560
Raiffeisen Bank International AG, 0.38%, 09/25/26(a)	EUR	200	237,299
Verbund AG, 1.50%, 11/20/24(a)	EUR	100	124,268

			598,127

Belgium — 0.2%
KBC Group NV
0.38%, 06/16/27 (Call 06/16/26)(a)(b)	EUR	100	117,721
0.88%, 06/27/23(a)	EUR	100	119,502

			237,223

Brazil — 0.4%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	USD	225	255,406
Suzano Austria GmbH, 5.75%, 07/14/26(a)	USD	200	229,154

			484,560

Canada — 1.6%
Bank of Nova Scotia (The), 2.38%, 01/18/23	USD	555	578,032
BCI QuadReal Realty, 1.75%, 07/24/30 (Call 04/24/30)	CAD	100	74,718
Brookfield Renewable Partners ULC, 4.25%, 01/15/29 (Call 10/15/28)	CAD	150	130,739
Comber Wind Financial Corp., 5.13%, 11/15/30	CAD	34	29,891
Globalworth Real Estate Investments Ltd., 2.95%, 07/29/26 (Call 04/29/26)(a)	EUR	150	173,728
Granite REIT Holdings LP, 3.06%, 06/04/27 (Call 04/04/27)	CAD	200	160,207
Manulife Financial Corp., 3.32%, 05/09/28 (Call 05/09/23)(b)	CAD	100	78,854
NE Property BV, 3.38%, 07/14/27 (Call 04/14/27)(a)	EUR	100	115,636
Ontario Power Generation Inc.
2.89%, 04/08/25 (Call 03/08/25)	CAD	50	40,382
3.22%, 04/08/30 (Call 01/08/30)	CAD	250	206,703
4.25%, 01/18/49 (Call 07/18/48)	CAD	185	168,621
RioCan Real Estate Investment Trust, 2.36%, 03/10/27 (Call 01/10/27)	CAD	175	128,797
Royal Bank of Canada, 0.25%, 05/02/24(a)	EUR	200	235,442

			2,121,750

China — 1.7%
Bank of China Ltd./Luxembourg
0.75%, 07/12/21(a)	EUR	200	234,051
2.25%, 07/12/21(a)	USD	400	403,428
CGNPC International Ltd.
1.63%, 12/11/24(a)	EUR	200	244,215
2.00%, 09/11/25(a)	EUR	100	124,965
2.75%, 07/02/24(a)	USD	200	208,532
China Construction Bank Corp., 1.25%, 08/04/25(a)	USD	200	198,364
China Construction Bank Corp./Luxembourg, 0.05%, 10/22/22(a)	EUR	100	116,038

Security		Par (000)	Value

China (continued)
Industrial & Commercial Bank of China Ltd./Hong Kong, 2.20%, 09/16/21(a)	HKD	1,000	$130,309
Industrial & Commercial Bank of China Ltd./Luxembourg, 2.88%, 10/12/22(a)	USD	200	206,956
Industrial & Commercial Bank of China Ltd./Singapore, 0.25%, 04/25/22(a)	EUR	200	233,476
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	100	119,735

			2,220,069

Czech Republic — 0.5%
CPI Property Group SA 1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	100	113,472
2.75%, 05/12/26 (Call 02/12/26)(a)	EUR	350	423,532
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	127,310

			664,314

Denmark — 0.8%
Danske Bank AS, 1.63%, 03/15/24(a)	EUR	100	121,348
Orsted A/S 1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	200	261,895
1.75%, 12/09/99 (Call 09/09/27)(a)(b)	EUR	100	116,194
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	100	139,515
2.25%, 12/31/99 (Call 08/24/24)(a)(b)	EUR	200	239,959
2.50%, 05/16/33 (Call 02/16/33)(a)	GBP	100	147,634

			1,026,545

Finland — 0.5%
Nordea Bank Abp 0.30%, 06/30/22(a)	EUR	200	235,437
0.38%, 05/28/26(a)	EUR	200	239,749
OP Corporate Bank PLC, 0.38%, 02/26/24(a)	EUR	100	118,821
SATO Oyj, 1.38%, 02/24/28 (Call 11/24/27)(a)	EUR	100	117,583

			711,590

France — 9.0%
ALD SA, 1.25%, 10/11/22(a)	EUR	100	119,228
BNP Paribas SA 0.50%, 06/01/22(a)	EUR	100	118,019
0.50%, 06/04/26 (Call 06/04/25)(a)(b)	EUR	200	234,498
1.00%, 04/17/24(a)	EUR	100	120,106
1.00%, 10/14/27 (Call 10/14/26)(a)(b)	EUR	100	116,116
1.13%, 08/28/24(a)	EUR	200	241,201
BPCE SA, 0.13%, 12/04/24(a)	EUR	200	235,074
BPCE SFH SA, 0.00%, 05/27/30(a)(c)	EUR	300	358,411
Ceetrus SA, Series ., 2.75%, 11/26/26 (Call 08/26/26)(a)	EUR	100	118,641
CNP Assurances, 2.00%, 07/27/50 (Call 07/27/30)(a)(b)	EUR	200	233,590
Covivio 1.13%, 09/17/31 (Call 06/17/31)(a)	EUR	100	114,415
1.88%, 05/20/26 (Call 02/20/26)(a)	EUR	200	247,218
Credit Agricole Home Loan SFH SA, 0.05%, 12/06/29(a)	EUR	300	360,491
Credit Agricole SA, 0.38%, 10/21/25(a)	EUR	200	234,456
Credit Agricole SA/London, 0.75%, 12/05/23(a)	EUR	300	359,739
Electricite de France SA 1.00%, 10/13/26 (Call 07/13/26)(a)	EUR	500	617,469
2.25%, 04/27/21(a)	EUR	300	353,816
3.63%, 10/13/25 (Call 07/13/25)(d)	USD	680	759,023
Engie SA 0.38%, 02/28/23 (Call 11/28/22)(a)	EUR	100	118,052
0.38%, 06/21/27 (Call 03/20/27)(a)	EUR	100	119,420
0.50%, 10/24/30 (Call 07/24/30)(a)	EUR	200	240,141
0.88%, 03/27/24 (Call 12/27/23)(a)	EUR	200	241,327
1.38%, (Call 01/16/23)(a)(b)(e)	EUR	300	348,169

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	200	$257,155
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	200	261,283
1.50%, 03/27/28 (Call 12/27/27)(a)	EUR	200	257,888
1.75%, 03/27/28 (Call 12/27/27)(a)	EUR	200	261,243
2.13%, 03/30/32 (Call 12/30/31)(a)	EUR	200	278,662
3.25%, (Call 11/28/24)(a)(b)(e)	EUR	200	249,278
ICADE, 1.50%, 09/13/27 (Call 06/13/27)(a)	EUR	100	125,229
La Banque Postale SA, 1.38%, 04/24/29(a)	EUR	200	250,638
La Poste SA, 1.45%, 11/30/28(a)	EUR	100	129,534
Regie Autonome des Transports Parisiens 0.35%, 06/20/29(a)	EUR	200	242,694
0.88%, 05/25/27(a)	EUR	100	125,246
SNCF Reseau 0.75%, 05/25/36(a)	EUR	600	759,617
0.88%, 01/22/29(a)	EUR	200	253,322
1.00%, 11/09/31(a)	EUR	300	388,877
1.88%, 03/30/34(a)	EUR	200	287,289
2.25%, 12/20/47(a)	EUR	200	328,136
Societe Generale SA 0.13%, 10/05/21(a)	EUR	100	117,063
0.75%, 11/25/20(a)	EUR	100	116,572
0.88%, 09/22/28 (Call 09/22/27)(a)(b)	EUR	200	233,263
Societe Generale SFH SA 0.00%, 02/11/30(a)(c)	EUR	300	358,890
0.13%, 07/18/29(a)	EUR	200	241,909
Unibail-Rodamco-Westfield SE, 2.50%, 02/26/24(a)	EUR	350	436,787

			11,969,195

Germany — 10.8%
Berlin Hyp AG 0.00%, 07/19/27(a)(c)	EUR	100	119,862
0.00%, 07/07/28(a)(c)	EUR	100	119,904
0.00%, 09/02/30(a)(c)	EUR	200	239,929
0.50%, 09/26/23(a)	EUR	100	118,451
0.50%, 11/05/29(a)	EUR	100	120,706
1.13%, 10/25/27(a)	EUR	200	244,837
1.50%, 04/18/28(a)	EUR	100	125,949
Series 201, 0.13%, 10/23/23	EUR	200	237,748
Series 211, 0.63%, 10/22/25(a)	EUR	100	123,069
Commerzbank AG 0.75%, 03/24/26 (Call 03/24/25)(a)(b)	EUR	100	116,806
1.25%, 10/23/23(a)	EUR	200	239,502
Deutsche Bank AG, 1.38%, 06/10/26 (Call 06/10/25)(a)(b)	EUR	100	122,150
Deutsche Hypothekenbank AG 0.13%, 11/23/23(a)	EUR	200	237,708
0.25%, 12/10/24(a)	EUR	100	120,151
Deutsche Kreditbank AG 0.75%, 09/26/24(a)	EUR	100	117,663
Series 100, 0.63%, 06/08/21	EUR	200	233,904
E.ON SE 0.00%, 08/28/24 (Call 05/28/24)(a)(c)	EUR	150	175,596
0.00%, 08/28/24 (Call 05/28/24)(a)(c)	EUR	100	117,064
0.35%, 02/28/30 (Call 11/28/29)(a)	EUR	150	176,669
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	225	268,719
0.88%, 08/20/31 (Call 05/20/31)(a)	EUR	100	123,094
1.00%, 10/07/25 (Call 07/07/25)(a)	EUR	250	306,469
EnBW Energie Baden-Wuerttemberg AG 1.13%, 11/05/79 (Call 08/05/24)(a)(b)	EUR	100	114,155
1.63%, 08/05/79 (Call 05/05/27)(a)(b)	EUR	200	228,893
1.88%, 06/29/80 (Call 03/30/26)(a)(b)	EUR	100	116,931

Security		Par (000)	Value

Germany (continued)
EnBW International Finance BV, 1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	125	$175,981
Eurogrid GmbH, 1.11%, 05/15/32 (Call 02/15/32)(a)	EUR	200	252,309
Innogy Finance BV, 1.25%, 10/19/27 (Call 07/19/27)(a)	EUR	150	189,378
KfW 0.00%, 05/05/27 (a)(c)	EUR	950	1,148,548
0.00%, 09/15/28(a)(c)	EUR	1,100	1,332,024
0.05%, 05/30/24	EUR	250	298,796
0.13%, 06/03/22	SEK	3,000	337,642
0.25%, 06/30/25	EUR	400	485,868
0.50%, 09/28/26(a)	EUR	200	248,406
0.75%, 09/30/30	USD	350	342,149
0.88%, 09/15/26(a)	GBP	200	268,445
1.25%, 08/28/23	NOK	1,500	160,460
1.38%, 02/02/28(a)	SEK	1,100	133,094
1.50%, 07/24/24	AUD	100	73,250
1.75%, 09/14/29	USD	750	801,870
1.88%, 11/30/20	USD	50	50,063
2.00%, 09/29/22	USD	500	516,885
Landesbank Baden-Wuerttemberg 0.13%, 06/27/23(a)	EUR	100	118,670
0.20%, 12/13/21(a)	EUR	100	116,750
1.50%, 02/03/25(a)	GBP	200	262,037
Series 806, 0.38%, 05/24/24(a)	EUR	200	236,509
Series 809, 0.38%, 07/29/26(a)	EUR	200	235,705
Landwirtschaftliche Rentenbank, 0.00%, 09/22/27(a)(c)	EUR	500	603,858
Muenchener Hypothekenbank eG, Series 1803, 0.25%, 12/13/23(a)	EUR	50	59,708
NRW Bank 0.00%, 10/15/29(c)	EUR	225	269,757
0.00%, 02/18/30(c)	EUR	130	155,548
0.38%, 11/17/26(a)	EUR	50	61,208
0.50%, 09/13/27(a)	EUR	75	92,910
0.63%, 02/02/29(a)	EUR	175	220,101
0.75%, 06/30/28(a)	EUR	75	94,999
0.88%, 11/10/25(a)	EUR	125	155,799
Volkswagen International Finance NV 0.88%, 09/22/28(a)	EUR	400	474,462
1.25%, 09/23/32(a)	EUR	200	238,862

			14,477,980

Hong Kong — 0.5%
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	USD	200	213,242
MTR Corp. Ltd., 1.63%, 08/19/30(a)	USD	400	390,560
Rail Transit International Development Co. Ltd., 1.63%, 06/22/22(a)	EUR	100	117,075

			720,877

India — 0.2%
State Bank of India/London, 4.50%, 09/28/23(a)	USD	200	215,094

Ireland — 0.2%
ESB Finance DAC, 1.13%, 06/11/30 (Call 03/11/30)(a)	EUR	200	253,268

Italy — 2.8%
A2A SpA, 1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	100	124,467
Assicurazioni Generali SpA 2.12%, 10/01/30(a)	EUR	200	232,781
2.43%, 07/14/31 (Call 01/14/31)(a)	EUR	200	234,752
Enel Finance International NV 1.00%, 09/16/24(a)	EUR	425	516,685
1.13%, 09/16/26 (Call 06/16/26)(a)	EUR	250	310,840

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
1.50%, 07/21/25 (Call 04/21/25)(a)	EUR	300	$374,280
ERG SpA 0.50%, 09/11/27 (Call 06/11/27)(a)	EUR	100	117,506
1.88%, 04/11/25 (Call 01/11/25)(a)	EUR	100	125,432
Ferrovie dello Stato Italiane SpA, 0.88%, 12/07/23(a)	EUR	200	238,561
Hera SpA 0.88%, 07/05/27 (Call 04/05/27)(a)	EUR	100	121,829
2.38%, 07/04/24(a)	EUR	100	126,257
Intesa Sanpaolo SpA, 0.88%, 06/27/22(a)	EUR	200	236,315
Iren SpA 0.88%, 10/14/29 (Call 07/14/29)(a)	EUR	100	122,351
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	200	252,747
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	126,417
Mediobanca Banca di Credito Finanziario SpA, 1.00%, 09/08/27(a)	EUR	200	235,183
Unione di Banche Italiane SpA, 1.50%, 04/10/24(a)	EUR	200	242,268

			3,738,671

Japan — 1.1%
Mitsubishi UFJ Financial Group Inc. 0.68%, 01/26/23(a)	EUR	200	236,798
0.98%, 10/09/23(a)	EUR	300	359,862
2.53%, 09/13/23	USD	200	210,718
Mizuho Financial Group Inc. 0.21%, 10/07/25(a)	EUR	150	175,276
0.96%, 10/16/24(a)	EUR	100	120,409
Sumitomo Mitsui Financial Group Inc. 0.47%, 05/30/24(a)	EUR	200	235,959
0.93%, 10/11/24(a)	EUR	100	120,133

			1,459,155

Lithuania — 0.1%
AB Ignitis Grupe, 2.00%, 07/14/27(a)	EUR	100	127,076

Luxembourg — 0.4%
NORD/LB Luxembourg SA Covered Bond Bank, 0.05%, 01/28/25(a)	EUR	100	118,074
Prologis International Funding II SA 0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	250	303,880
2.38%, 11/14/30 (Call 08/14/30)(a)	EUR	125	172,368

			594,322

Netherlands — 5.6%
ABN AMRO Bank NV 0.50%, 04/15/26(a)	EUR	200	240,481
0.63%, 05/31/22(a)	EUR	100	118,215
0.88%, 04/22/25(a)	EUR	200	243,640
Alliander NV 0.38%, 06/10/30 (Call 03/10/30)(a)	EUR	200	240,847
0.88%, 06/24/32 (Call 03/24/32)(a)	EUR	100	126,836
Cooperatieve Rabobank UA 0.13%, 10/11/21(a)	EUR	100	117,106
0.25%, 10/30/26(a)	EUR	200	234,992
CTP BV, 2.13%, 10/01/25 (Call 07/01/25)(a)	EUR	160	189,878
de Volksbank NV 0.00%, 09/16/24(a)(c)	EUR	200	233,874
1.75%, 10/22/30 (Call 10/22/25)(a)(b)	EUR	100	120,413
Enexis Holding NV, 0.63%, 06/17/32 (Call 03/17/32)(a)	EUR	100	122,167
ING Bank NV, 0.75%, 11/24/20(a)	EUR	100	116,569
ING Groep NV 1.40%, 07/01/26 (Call 07/01/25)(b)(d)	USD	280	282,273
2.50%, 11/15/30(a)	EUR	400	569,472

Security		Par (000)	Value

Netherlands (continued)
4.63%, 01/06/26(d)	USD	400	$466,796
LeasePlan Corp. NV 1.38%, 03/07/24(a)	EUR	100	119,303
3.50%, 04/09/25(a)	EUR	208	270,896
Nederlandse Waterschapsbank NV 0.00%, 10/02/34(a)(c)	EUR	100	117,348
0.70%, 01/25/23(a)	SEK	550	62,662
1.00%, 09/03/25(a)	EUR	200	250,049
2.38%, 03/24/26(d)	USD	400	435,860
PostNL NV, 0.63%, 09/23/26 (Call 06/23/26)	EUR	100	119,985
Royal Schiphol Group NV 1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	200	253,068
2.00%, 04/06/29 (Call 01/06/29)(a)	EUR	200	263,745
TenneT Holding BV 0.75%, 06/26/25 (Call 03/26/25)(a)	EUR	250	303,452
0.88%, 06/03/30 (Call 03/03/30)(a)	EUR	100	125,333
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	200	247,456
1.25%, 10/24/33 (Call 07/24/33)(a)	EUR	150	197,858
1.38%, 06/05/28 (Call 03/05/28)(a)	EUR	150	192,875
1.38%, 06/26/29 (Call 03/26/29)(a)	EUR	200	259,684
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	200	274,555
1.75%, 06/04/27 (Call 03/04/27)(a)	EUR	100	130,216
1.88%, 06/13/36 (Call 03/13/36)(a)	EUR	100	142,370
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	100	143,385
Vesteda Finance BV, 1.50%, 05/24/27 (Call 02/24/27)(a)	EUR	100	124,614

			7,458,273

Norway — 1.5%
DNB Boligkreditt AS 0.63%, 06/19/25(a)	EUR	475	581,776
0.75%, 01/31/24(a)	SEK	2,000	229,222
SpareBank 1 Boligkreditt AS 0.00%, 09/22/27(a)(c)	EUR	300	358,583
0.50%, 01/30/25(a)	EUR	300	364,160
Sparebanken Soer Boligkreditt AS, 0.00%, 10/26/26(a)(c)	EUR	100	119,064
Sparebanken Vest Boligkreditt AS, 0.00%, 06/28/27(a)(c)	EUR	100	119,307
SR-Boligkreditt AS, 0.00%, 10/08/26(c)	EUR	200	238,496

			2,010,608

Portugal — 0.5%
EDP - Energias de Portugal SA, 1.63%, 04/15/27 (Call 01/15/27)(a)	EUR	200	254,216
EDP Finance BV 0.38%, 09/16/26 (Call 06/16/26)(a)	EUR	200	237,040
1.88%, 10/13/25(a)	EUR	100	127,571

			618,827

Russia — 0.1%
Russian Railways Via RZD Capital PLC, 2.20%, 05/23/27 (Call 02/23/27)(a)	EUR	100	120,044

South Korea — 1.3%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(a)	USD	200	205,258
Hyundai Capital Services Inc. 0.75%, 07/06/23(a)	CHF	100	110,179
2.88%, 03/16/21(a)	USD	200	201,340
Korea Electric Power Corp., 2.50%, 06/24/24(a)	USD	200	210,824
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)	USD	200	216,386
Korea Midland Power Co. Ltd., 3.38%, 01/22/22(a)	USD	200	206,688

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Korea (continued)
LG Chem Ltd. 0.50%, 04/15/23(a)	EUR	100	$117,377
3.25%, 10/15/24(a)	USD	400	428,668

			1,696,720

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA 1.00%, 06/21/26(a)	EUR	200	238,470
1.38%, 05/14/25(a)	EUR	300	366,026
Banco Santander SA 0.30%, 10/04/26(a)	EUR	300	353,806
1.13%, 06/23/27(a)	EUR	200	240,924
Bankinter SA, 0.63%, 10/06/27(a)	EUR	200	230,321
Iberdrola Finanzas SA 0.88%, 06/16/25 (Call 03/16/25)(a)	EUR	200	243,221
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	200	241,799
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	300	366,414
1.25%, 10/28/26 (Call 07/28/26)(a)	EUR	200	250,890
1.25%, 09/13/27(a)	EUR	100	127,183
Iberdrola International BV 0.38%, 09/15/25(a)	EUR	200	238,869
1.13%, 04/21/26(a)	EUR	300	372,798
1.88%, (Call 02/22/23)(a)(b)(e)	EUR	200	235,008
2.63%, (Call 03/26/24)(a)(b)(e)	EUR	200	241,706
3.25%, (Call 11/12/24)(a)(b)(e)	EUR	200	248,982
Naturgy Finance BV, 0.88%, 05/15/25 (Call 02/15/25)(a)	EUR	200	242,547
Red Electrica Financiaciones SAU, 0.38%, 07/24/28 (Call 04/24/28)(a)	EUR	200	239,798

			4,478,762

Sweden — 1.0%
SBAB Bank AB, 0.50%, 05/13/25(a)	EUR	200	239,624
Skandinaviska Enskilda Banken AB, 0.30%, 02/17/22(a)	EUR	200	234,831
Svenska Handelsbanken AB, 0.38%, 07/03/23(a)	EUR	200	237,133
Swedbank AB, 0.25%, 11/07/22(a)	EUR	200	235,078
Vattenfall AB 0.05%, 10/15/25 (Call 07/15/25)(a)	EUR	200	234,510
0.50%, 06/24/26 (Call 03/24/26)(a)	EUR	100	119,784

			1,300,960

Switzerland — 0.1%
Credit Suisse AG/London, 0.45%, 05/19/25(a)	EUR	100	119,306

United Arab Emirates — 0.1%
MAF Sukuk Ltd., 3.93%, 02/28/30(a)	USD	200	207,908

United Kingdom — 1.5%
Barclays PLC, 0.63%, 11/14/23 (Call 11/14/22)(a)(b)	EUR	100	117,245
Clarion Funding PLC, 1.88%, 01/22/35(a)	GBP	100	133,735
Global Switch Finance BV, 1.38%, 10/07/30 (Call 07/07/30)(a)	EUR	170	199,389
Greater Gabbard OFTO PLC, 4.14%, 11/29/32(a)	GBP	79	121,466
Gwynt y Mor OFTO PLC, 2.78%, 02/17/34(a)	GBP	80	114,795
HSBC Holdings PLC, 1.50%, 12/04/24 (Call 12/04/23)(a)(b)	EUR	300	363,304
National Grid Electricity Transmission PLC, 0.19%, 01/20/25 (Call 10/20/24)(a)	EUR	100	117,943
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23)(b)	USD	200	206,298
SSE PLC 0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	250	302,858
1.38%, 09/04/27 (Call 06/04/27)(a)	EUR	300	376,856

			2,053,889

Security		Par (000)	Value

United States — 10.9%
Alexandria Real Estate Equities Inc. 3.80%, 04/15/26 (Call 02/15/26)	USD	100	$114,140
4.00%, 01/15/24 (Call 12/15/23)	USD	380	417,194
Apple Inc. 2.85%, 02/23/23 (Call 12/23/22)	USD	505	531,598
3.00%, 06/20/27 (Call 03/20/27)	USD	250	279,290
Arizona Public Service Co., 2.65%, 09/15/50 (Call 03/15/50)(f)	USD	150	146,660
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)	USD	100	108,948
3.20%, 04/15/25 (Call 03/15/25)	USD	250	274,325
3.80%, 06/01/29 (Call 03/01/29)	USD	350	401,058
Bank of America Corp. 2.46%, 10/22/25 (Call 10/22/24)(b)	USD	550	580,767
3.50%, 05/17/22 (Call 05/17/21)(b)	USD	475	482,809
Beijing Capital Land Ltd., 3.10%, 09/14/23	CNY	1,500	223,825
Boston Properties LP 3.40%, 06/21/29 (Call 03/21/29)	USD	235	254,893
4.50%, 12/01/28 (Call 09/01/28)	USD	295	345,973
Citigroup Inc. 0.50%, 01/29/22 (Call 12/29/21)(a)	EUR	200	235,153
1.68%, 05/15/24 (Call 05/15/23)(b)	USD	250	256,047
Consolidated Edison Co. of New York Inc.
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	USD	100	114,245
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	USD	225	267,190
Digital Dutch Finco BV 0.63%, 07/15/25 (Call 06/15/25)(a)	EUR	100	118,663
1.00%, 01/15/32 (Call 10/15/31)(a)	EUR	200	233,194
1.50%, 03/15/30 (Call 12/15/29)(a)	EUR	300	369,419
Digital Euro Finco LLC, 2.50%, 01/16/26 (Call 10/16/25)(a)	EUR	200	258,021
DTE Electric Co. 3.95%, 03/01/49 (Call 09/01/48)	USD	145	178,675
Series A, 4.05%, 05/15/48 (Call 11/15/47)	USD	160	199,661
Duke Energy Carolinas LLC 3.35%, 05/15/22	USD	218	228,067
3.95%, 11/15/28 (Call 08/15/28)	USD	125	148,655
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	USD	190	205,071
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	USD	150	172,020
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	USD	190	206,842
ERP Operating LP, 4.15%, 12/01/28 (Call 09/01/28)	USD	160	188,470
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	USD	50	54,041
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	USD	25	27,671
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	USD	75	82,656
3.60%, 04/01/29 (Call 01/01/29)	USD	50	57,309
4.10%, 09/26/28 (Call 06/26/28)	USD	100	118,291
JPMorgan Chase & Co., 0.65%, 09/16/24 (Call 09/16/23)(b)	USD	500	500,620
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	USD	205	226,357
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	USD	100	115,996
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	USD	50	50,572
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(d)	USD	270	265,445
Massachusetts Institute of Technology, 3.96%, 07/01/38	USD	75	92,006
MidAmerican Energy Co. 3.10%, 05/01/27 (Call 02/01/27)	USD	50	55,841
3.15%, 04/15/50 (Call 10/15/49)(f)	USD	125	138,018
3.65%, 04/15/29 (Call 01/15/29)	USD	155	182,069

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
3.65%, 08/01/48 (Call 02/01/48)	USD	435	$506,797
3.95%, 08/01/47 (Call 02/01/47)	USD	150	182,637
4.25%, 07/15/49 (Call 01/15/49)	USD	225	288,569
Niagara Mohawk Power Corp., 1.96%, 06/27/30 (Call 03/27/30)(d)	USD	50	51,011
Northern States Power Co./MN 2.60%, 06/01/51 (Call 12/01/50)	USD	250	251,842
2.90%, 03/01/50 (Call 09/01/49)	USD	110	116,986
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)(f)	USD	125	142,071
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	USD	110	108,996
Prologis Euro Finance LLC, 0.38%, 02/06/28 (Call 11/06/27)	EUR	200	236,485
Prologis LP, 1.25%, 10/15/30 (Call 07/15/30)	USD	205	199,235
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	USD	50	51,335
Public Service Co. of Colorado 3.70%, 06/15/28 (Call 12/15/27)	USD	165	191,344
4.10%, 06/15/48 (Call 12/15/47)	USD	105	132,208
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	USD	85	94,000
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	USD	125	126,165
Southern Power Co. 1.85%, 06/20/26	EUR	100	127,348
1.85%, 06/20/26	EUR	100	127,348
4.15%, 12/01/25 (Call 09/01/25)	USD	260	297,115
Series 2016, 1.00%, 06/20/22	EUR	100	118,570
Southwestern Public Service Co. 3.75%, 06/15/49 (Call 12/15/48)	USD	50	57,928
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	USD	50	53,152
Toyota Motor Credit Corp. 0.00%, 07/21/21(a)(c)	EUR	300	350,381
2.15%, 02/13/30	USD	145	152,101
Tucson Electric Power Co., 1.50%, 08/01/30
(Call 05/01/30)	USD	245	240,472
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	USD	100	98,258
Verizon Communications Inc. 1.50%, 09/18/30 (Call 06/18/30)	USD	180	176,854
3.88%, 02/08/29 (Call 11/08/28)	USD	280	327,860
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)	USD	220	231,321

			14,546,154

Total Corporate Bonds & Notes — 57.9% (Cost: $74,028,931)			77,242,861

Foreign Government Obligations

Australia — 0.7%
New South Wales Treasury Corp. 1.25%, 11/20/30	AUD	320	226,970
3.00%, 11/15/28(a)	AUD	400	329,459
Queensland Treasury Corp. 2.50%, 03/06/29(a)	AUD	375	297,144
3.00%, 03/22/24(d)	AUD	125	95,922

			949,495

Belgium — 2.1%
Kingdom of Belgium Government Bond, Series 86 1.25%, 04/22/33(a)	EUR	2,030	2,811,208

Canada — 2.2%
City of Ottawa Ontario, 2.50%, 05/11/51	CAD	200	153,388

Security		Par (000)	Value

Canada (continued)
City of Toronto Canada 2.60%, 09/24/39	CAD	50	$39,772
3.20%, 08/01/48	CAD	100	86,919
CPPIB Capital Inc. 0.25%, 04/06/27(a)	EUR	250	300,782
0.88%, 02/06/29(a)	EUR	250	316,417
3.00%, 06/15/28(a)	CAD	250	213,078
Export Development Canada 1.65%, 07/31/24	CAD	100	78,139
1.80%, 09/01/22	CAD	150	115,552
Province of Ontario Canada 1.85%, 02/01/27	CAD	375	296,771
1.95%, 01/27/23	CAD	350	271,582
2.65%, 02/05/25	CAD	520	422,107
Province of Quebec Canada 1.65%, 03/03/22	CAD	75	57,292
2.25%, 02/22/24	CAD	270	214,007
2.45%, 03/01/23	CAD	225	176,903
2.60%, 07/06/25	CAD	50	40,784
South Coast British Columbia Transportation Authority 2.65%, 10/29/50	CAD	50	39,392
3.25%, 11/23/28	CAD	50	43,249

			2,866,134

Chile — 1.5%
Chile Government International Bond 0.83%, 07/02/31 (Call 04/02/31)	EUR	400	470,599
1.25%, 01/29/40 (Call 10/31/39)	EUR	300	356,102
2.55%, 01/27/32 (Call 10/27/31)	USD	560	582,876
3.50%, 01/25/50 (Call 07/25/49)	USD	480	530,059

			1,939,636

China — 0.3%
China Development Bank 0.38%, 11/16/21(a)	EUR	200	233,895
3.10%, 11/21/22	CNY	1,500	223,793

			457,688

Denmark — 0.5%
Kommunekredit 0.13%, 09/26/40(a)	EUR	100	116,136
0.63%, 11/21/39(a)	EUR	200	255,640
0.75%, 05/18/27(a)	EUR	130	163,060
0.75%, 07/05/28(a)	EUR	150	189,689

			724,525

Finland — 0.3%
Kuntarahoitus OYJ 0.00%, 10/14/30(a)(c)	EUR	120	143,735
0.05%, 09/06/29(a)	EUR	100	120,454
0.75%, 09/07/27(a)	EUR	100	125,935

			390,124

France — 14.1%
Agence Francaise de Developpement EPIC 0.00%, 03/25/25(a)(c)	EUR	400	474,779
0.50%, 10/31/25(a)	EUR	100	121,773
1.38%, 09/17/24(a)	EUR	200	249,557
Caisse des Depots et Consignations 0.00%, 06/19/24(a)(c)	EUR	100	118,936
0.00%, 09/15/25(a)(c)	EUR	200	239,150
0.20%, 03/01/22(a)	EUR	100	117,646
Caisse Francaise de Financement Local, 0.10%, 11/13/29(a)	EUR	200	241,462

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
French Republic Government Bond OAT, 1.75%, 06/25/39(d)	EUR	6,795	$10,493,988
Region of Ile de France 0.10%, 07/02/30(a)	EUR	200	239,081
0.50%, 06/14/25(a)	EUR	300	365,040
0.63%, 04/23/27(a)	EUR	200	247,742
1.38%, 03/14/29(a)	EUR	100	132,418
1.38%, 06/20/33(a)	EUR	100	136,474
2.38%, 04/24/26(a)	EUR	100	134,453
Societe Du Grand Paris EPIC 0.00%, 11/25/30(a)(c)	EUR	700	825,139
0.70%, 10/15/60(a)	EUR	700	832,518
1.00%, 02/18/70(a)	EUR	800	1,065,567
1.13%, 10/22/28(a)	EUR	500	649,497
1.13%, 05/25/34(a)	EUR	500	668,787
1.70%, 05/25/50(a)	EUR	700	1,081,654
Societe Nationale SNCF SA, 0.63%, 04/17/30(a)	EUR	300	368,696

			18,804,357

Hong Kong — 0.2%
Hong Kong Government International Bond, 2.50%, 05/28/24(d)	USD	200	210,462

Hungary — 0.4%
Hungary Government International Bond, 1.75%, 06/05/35(a)	EUR	380	477,452

Indonesia — 0.6%
Perusahaan Penerbit SBSN Indonesia III 3.75%, 03/01/23(a)	USD	480	510,629
3.90%, 08/20/24(a)	USD	280	306,944

			817,573

Ireland — 1.5%
Ireland Government Bond, 1.35%, 03/18/31(a)	EUR	1,515	2,062,213

Netherlands — 2.2%
Netherlands Government Bond, 0.50%, 01/15/40(d)	EUR	2,237	2,994,966

Norway — 0.2%
Kommunalbanken AS 2.13%, 02/11/25(d)	USD	200	213,552
2.70%, 09/05/23	AUD	100	74,884

			288,436

Poland — 0.9%
Republic of Poland Government International Bond 0.50%, 12/20/21(a)	EUR	100	117,298
1.00%, 03/07/29(a)	EUR	425	540,458
1.13%, 08/07/26(a)	EUR	300	376,447
2.00%, 03/08/49(a)	EUR	100	153,222

			1,187,425

South Korea — 0.2%
Korea Development Bank (The), 0.00%, 07/10/24(a)(c)	EUR	100	116,694
Korea International Bond, 2.00%, 06/19/24	USD	200	208,846

			325,540

Spain — 0.7%
Adif Alta Velocidad 0.55%, 04/30/30(a)	EUR	100	119,500
0.80%, 07/05/23(a)	EUR	100	119,991
0.95%, 04/30/27(a)	EUR	200	247,908
1.25%, 05/04/26(a)	EUR	100	125,392

Security		Par (000)	Value

Spain (continued)
Autonomous Community of Madrid Spain, 0.83%, 07/30/27(a)	EUR	180	$221,549
Instituto de Credito Oficial, 0.20%, 01/31/24(a)	EUR	100	118,876

			953,216

Supranational — 11.1%
African Development Bank, 3.00%, 12/06/21	USD	150	154,550
Asian Development Bank
0.00%, 10/24/29(a)(c)	EUR	200	238,722
0.35%, 07/16/25	EUR	175	212,345
0.63%, 09/15/26	GBP	50	65,969
1.88%, 08/10/22	USD	275	283,008
2.13%, 03/19/25	USD	150	160,692
2.38%, 08/10/27	USD	125	138,164
2.45%, 01/17/24	AUD	300	225,041
3.13%, 09/26/28	USD	200	234,590
EUROFIMA 0.00%, 07/28/26(a)(c)	EUR	100	118,563
0.10%, 05/20/30(a)	EUR	150	178,009
0.15%, 10/10/34(a)	EUR	400	468,744
0.25%, 02/09/24(a)	EUR	100	119,193
European Bank for Reconstruction & Development 0.00%, 01/10/24(c)	EUR	200	237,305
1.50%, 02/13/25	USD	175	182,541
1.88%, 07/15/21	USD	275	278,151
European Investment Bank 0.00%, 11/15/35(a)(c)	EUR	500	593,153
0.38%, 05/15/26(a)	EUR	300	369,056
0.38%, 09/17/30(a)	SEK	940	104,423
0.50%, 07/19/22(a)	SEK	400	45,332
0.50%, 11/15/23(a)	EUR	850	1,027,559
0.50%, 11/13/37	EUR	250	321,597
0.75%, 11/15/24(a)	GBP	395	522,931
0.88%, 01/30/25(a)	SEK	1,000	116,066
1.00%, 11/14/42(a)	EUR	550	790,724
1.13%, 09/16/21(a)	CAD	200	151,114
1.13%, 11/15/32	EUR	250	341,132
1.25%, 11/13/26(a)	EUR	375	487,035
1.50%, 03/02/27	SEK	1,900	230,139
1.50%, 11/15/47	EUR	250	401,154
1.63%, 02/04/25(a)	CHF	50	59,715
1.63%, 10/09/29	USD	410	433,661
1.70%, 11/15/24	AUD	100	73,924
1.90%, 01/22/25(a)	CAD	100	78,990
2.13%, 04/13/26	USD	325	352,531
2.38%, 01/18/23(a)	CAD	50	39,138
2.38%, 05/24/27	USD	400	442,400
2.50%, 10/15/24	USD	125	135,550
2.70%, 01/12/23(a)	AUD	150	110,977
2.88%, 06/13/25(d)	USD	200	221,892
3.30%, 02/03/28	AUD	350	288,894
IDB Trust Services Ltd., 0.04%, 12/04/24(a)	EUR	250	292,942
International Bank for Reconstruction & Development 0.63%, 11/22/27	EUR	400	499,529
2.13%, 03/03/25	USD	150	160,622
2.90%, 11/26/25	AUD	100	78,777
3.13%, 11/20/25	USD	455	513,513
International Finance Corp. 1.25%, 12/15/23	GBP	100	133,886
1.38%, 09/13/24	CAD	150	115,961
2.00%, 10/24/22	USD	475	491,625

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

Supranational (continued)
2.13%, 04/07/26	USD	600	$649,812
Nordic Investment Bank
0.00%, 04/30/27(a)(c)	EUR	100	120,035
0.13%, 06/10/24(a)	EUR	250	298,854
0.38%, 09/19/22(a)	EUR	100	118,673
0.50%, 11/03/25(a)	EUR	200	245,103

			14,754,006

Sweden — 0.6%
Kommuninvest I Sverige AB
0.38%, 03/27/24(a)	SEK	2,000	227,027
0.63%, 06/01/23(a)	SEK	2,000	228,098
1.88%, 06/01/21(d)(f)	USD	200	201,892
Sweden Government International Bond, 0.13%, 09/09/30(a)	SEK	1,200	137,950

			794,967

United Kingdom — 0.1%
Transport for London, 2.13%, 04/24/25(a)	GBP	100	138,449

Total Foreign Government Obligations — 40.4% (Cost: $50,355,695)			53,947,872

Municipal Debt Obligations

United States — 0.1%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/2114		$75	105,427

Total Municipal Debt Obligations — 0.1% (Cost: $88,596)			105,427

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(g)(h)(i)		478	478,527

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(g)(h)	2,081	$2,081,000

		2,559,527

Total Short-Term Investments — 1.9% (Cost: $2,559,099)		2,559,527

Total Investments in Securities — 100.3% (Cost: $127,032,321)		133,855,687

Other Assets, Less Liabilities — (0.3)%		(384,452)

Net Assets — 100.0%		$133,471,235

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Perpetual security with no stated maturity date.
(f)	All or a portion of this security is on loan.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$631,714	$—		$(153,016	)(a)	$(552)	$381	$478,527	478	$7,468	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	610,000	1,471,000	(a)	—		—	—	2,081,000	2,081	9,941		—

						$(552)	$381	$2,559,527		$17,409		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,824,754	AUD	2,558,000	BNP	11/03/20	$28,399

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Global Green Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	236,139	CAD	310,000	JPM	11/03/20	$3,641

USD	67,545	CAD	90,000	UBS	11/03/20	45

USD	43,220,308	EUR	36,852,500	BNP	11/03/20	292,691

USD	35,484,440	EUR	30,305,000	BOA	11/03/20	183,675

USD	12,169,926	EUR	10,330,000	CITI	11/03/20	137,030

USD	528,038	EUR	450,000	UBS	11/03/20	3,856

USD	110,493	GBP	85,000	CITI	11/03/20	588

USD	141,916	HKD	1,100,000	BNP	11/03/20	69

USD	169,268	NOK	1,600,000	BOA	11/03/20	1,884

USD	1,800,840	AUD	2,558,000	SSB	12/02/20	4,211

USD	224,756	AUD	320,000	UBS	12/02/20	2

USD	3,517,161	CAD	4,681,000	MS	12/02/20	6,112

USD	174,776	CHF	160,000	SSB	12/02/20	61

USD	477,474	CNY	3,200,000	SSB	12/02/20	851

USD	45,452,277	EUR	38,900,000	BNP	12/02/20	110,677

USD	45,461,531	EUR	38,897,500	UBS	12/02/20	122,845

USD	2,338,187	GBP	1,800,000	CITI	12/02/20	10,369

USD	141,862	HKD	1,100,000	GS	12/02/20	18

USD	168,132	NOK	1,600,000	BOA	12/02/20	775

USD	1,990,300	SEK	17,675,000	JPM	12/02/20	3,976

						911,775

AUD	2,558,000	USD	1,800,576	SSB	11/03/20	(4,220)

CAD	4,681,000	USD	3,516,864	MS	11/03/20	(6,139)

CHF	160,000	USD	174,631	SSB	11/03/20	(63)

CNY	3,200,000	USD	478,684	SSB	11/03/20	(1,086)

EUR	39,040,000	USD	45,588,094	BNP	11/03/20	(112,370)

EUR	38,897,500	USD	45,432,669	UBS	11/03/20	(122,936)

GBP	1,800,000	USD	2,337,786	CITI	11/03/20	(10,385)

HKD	1,100,000	USD	141,866	GS	11/03/20	(19)

NOK	1,600,000	USD	168,165	BOA	11/03/20	(781)

SEK	17,675,000	USD	1,989,691	JPM	11/03/20	(3,992)

USD	3,199,225	CAD	4,281,000	MS	11/03/20	(11,502)

USD	173,674	CHF	160,000	UBS	11/03/20	(893)

USD	469,284	CNY	3,200,000	SSB	11/03/20	(8,314)

USD	2,202,568	GBP	1,715,000	CITI	11/03/20	(14,928)

USD	1,963,936	SEK	17,675,000	BOA	11/03/20	(21,763)

USD	28,094	AUD	40,000	MS	12/02/20	—

USD	442,770	EUR	380,000	BOA	12/02/20	(156)

USD	757,628	EUR	650,000	MS	12/02/20	(8)

USD	582,796	EUR	500,000	SSB	12/02/20	(1)

						(319,556)

	Net unrealized appreciation					$592,219

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2020	iShares® Global Green Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$911,775

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$319,556

For the year ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$10,973	$10,973
Forward foreign currency exchange contracts	(3,177,912)	—	(3,177,912)

	$(3,177,912)	$10,973	$(3,166,939)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$1,083,326	$—	$1,083,326

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$95,685
Average notional value of contracts — short	$(111,250)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$60,329,233
Average amounts sold — in USD	$119,858,070

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Year End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$911,775	$319,556

Total derivative assets and liabilities in the Statement of Assets and Liabilities	911,775	319,556
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	911,775	319,556

40	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Global Green Bond ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Assets	(b)

Bank of America N.A.	$186,334	$(22,700)	$163,634
BNP Paribas SA	431,836	(112,370)	319,466
Citibank N.A.	147,987	(25,313)	122,674
Goldman Sachs & Co.	18	(18)	—
JPMorgan Chase Bank N.A.	7,617	(3,992)	3,625
Morgan Stanley & Co. International PLC	6,112	(6,112)	—
State Street Bank and Trust Co.	5,123	(5,123)	—
UBS AG	126,748	(123,829)	2,919

	$911,775	$(299,457)	$612,318

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Liabilities	(c)

Bank of America N.A.	$22,700	$(22,700)	$—
BNP Paribas SA	112,370	(112,370)	—
Citibank N.A.	25,313	(25,313)	—
Goldman Sachs & Co.	19	(18)	1
JPMorgan Chase Bank N.A.	3,992	(3,992)	—
Morgan Stanley & Co. International PLC	17,649	(6,112)	11,537
State Street Bank and Trust Co.	13,684	(5,123)	8,561
UBS AG	123,829	(123,829)	—

	$319,556	$(299,457)	$20,099

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$77,242,861	$—	$77,242,861
Foreign Government Obligations	—	53,947,872	—	53,947,872
Municipal Debt Obligations	—	105,427	—	105,427
Money Market Funds	2,559,527	—	—	2,559,527

	$2,559,527	$131,296,160	$—	$133,855,687

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$911,775	$—	$911,775
Liabilities
Forward Foreign Currency Exchange Contracts	—	(319,556)	—	(319,556)

	$—	$592,219	$—	$592,219

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2020	iShares® Global Green Bond ETF

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2020

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Global Green Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,028,851,293	$131,296,160
Affiliated(c)	104,067,669	2,559,527
Cash	15,635	4,924
Foreign currency, at value(d)	—	96,016
Receivables:
Investments sold	25,514,429	1,974,946
Securities lending income — Affiliated	13,159	162
Capital shares sold	165,392	214,757
Dividends	1,997	174
Interest	15,981,434	647,670
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	911,775

Total assets	2,174,611,008	137,706,111

LIABILITIES
Collateral on securities loaned, at value	62,631,883	478,583
Payables:
Investments purchased	49,738,005	3,416,649
Investment advisory fees	103,015	20,088
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	319,556

Total liabilities	112,472,903	4,234,876

NET ASSETS	$2,062,138,105	$133,471,235

NET ASSETS CONSIST OF:
Paid-in capital	$2,008,361,007	$128,916,127
Accumulated earnings	53,777,098	4,555,108

NET ASSETS	$2,062,138,105	$133,471,235

Shares outstanding	39,650,000	2,400,000

Net asset value	$52.01	$55.61

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$60,178,089	$465,405
(b) Investments, at cost — Unaffiliated	$1,978,691,537	$124,473,222
(c) Investments, at cost — Affiliated	$104,022,594	$2,559,099
(d) Foreign currency, at cost	$—	$96,763

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Operations

Year Ended October 31, 2020

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Global Green Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$171,395	$9,941
Interest — Unaffiliated	50,409,501	792,548
Securities lending income — Affiliated — net	330,022	7,468
Other income — Unaffiliated	11,771	—

Total investment income	50,922,689	809,957

EXPENSES
Investment advisory fees	1,205,059	184,164
Miscellaneous	264	—

Total expenses	1,205,323	184,164

Less:
Investment advisory fees waived	—	(36,833)

Total expenses after fees waived	1,205,323	147,331

Net investment income	49,717,366	662,626

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	1,142,673	192,535
Investments — Affiliated	12,916	(552)
In-kind redemptions — Unaffiliated	20,200,959	—
Futures contracts	—	10,973
Forward foreign currency exchange contracts	—	(3,177,912)
Foreign currency transactions	—	18,150
Payment by affiliate	—	1,818

Net realized gain (loss)	21,356,548	(2,954,988)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	12,151,167	5,263,162
Investments — Affiliated	20,055	381
Forward foreign currency exchange contracts	—	1,083,326
Foreign currency translations	—	1,784

Net change in unrealized appreciation (depreciation)	12,171,222	6,348,653

Net realized and unrealized gain	33,527,770	3,393,665

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,245,136	$4,056,291

See notes to financial statements.

44	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares Global Green Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Period From 11/13/18 to 10/31/19	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$49,717,366	$49,593,645	$662,626	$391,335
Net realized gain (loss)	21,356,548	1,133,063	(2,954,988)	1,444,408
Net change in unrealized appreciation (depreciation)	12,171,222	55,261,809	6,348,653	1,069,519

Net increase in net assets resulting from operations	83,245,136	105,988,517	4,056,291	2,905,262

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(51,586,993)	(47,918,700)	(1,921,609)	(484,836)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	96,194,734	457,454,581	98,335,825	30,580,302

NET ASSETS
Total increase in net assets	127,852,877	515,524,398	100,470,507	33,000,728
Beginning of period	1,934,285,228	1,418,760,830	33,000,728	—

End of period	$2,062,138,105	$1,934,285,228	$133,471,235	$33,000,728

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$51.17	$49.43	$50.49	$50.63	$50.30

Net investment income(a)	1.27	1.48	1.27	1.02	0.92
Net realized and unrealized gain (loss)(b)	0.90	1.71	(1.18)	(0.18)	0.30

Net increase from investment operations	2.17	3.19	0.09	0.84	1.22

Distributions(c)
From net investment income	(1.32)	(1.45)	(1.15)	(0.98)	(0.89)
From net realized gain	(0.01)	—	—	—	—

Total distributions	(1.33)	(1.45)	(1.15)	(0.98)	(0.89)

Net asset value, end of year	$52.01	$51.17	$49.43	$50.49	$50.63

Total Return
Based on net asset value	4.31%	6.55%	0.18%	1.68%	2.43%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.06%	0.07%	0.12%

Net investment income	2.48%	2.95%	2.56%	2.02%	1.83%

Supplemental Data
Net assets, end of year (000)	$2,062,138	$1,934,285	$1,418,761	$610,937	$200,004

Portfolio turnover rate(d)	29%	20%	15%	20%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Green Bond ETF
	Year Ended 10/31/20		Period From 11/13/18 to 10/31/19	(a)

Net asset value, beginning of period	$55.00		$50.00

Net investment income(b)	0.49		0.77
Net realized and unrealized gain(c)	2.10		5.19

Net increase from investment operations	2.59		5.96

Distributions(d)
From net investment income	(1.64)		(0.96)
From net realized gain	(0.34)		—

Total distributions	(1.98)		(0.96)

Net asset value, end of period	$55.61		$55.00

Total Return
Based on net asset value	4.89	%(e)	11.99	%(f)

Ratios to Average Net Assets
Total expenses	0.25%		0.25	%(g)

Total expenses after fees waived	0.20%		0.20	%(g)

Net investment income	0.90%		1.51	%(g)

Supplemental Data
Net assets, end of period (000)	$133,471		$33,001

Portfolio turnover rate(h)	16%		21	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Notes to Financial Statements

1.  ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year Investment Grade Corporate Bond	Diversified
Global Green Bond	Non-diversified

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
0-5 Year Investment Grade Corporate Bond	$1,991,382,883
Global Green Bond	32,470,024

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Notes to Financial Statements  (continued)

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements  (continued)

4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
0-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$3,062,838	$3,062,838		$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,281,351	1,281,351		—	—
BofA Securities, Inc.	4,283,652	4,283,652		—	—
Citigroup Global Markets Inc.	1,883,020	1,883,020		—	—
Credit Suisse Securities (USA) LLC	9,502,652	9,502,652		—	—
Deutsche Bank Securities Inc.	347,396	347,396		—	—
Goldman Sachs & Co.	8,327,214	8,327,214		—	—
HSBC Securities (USA) Inc.	1,408,130	1,408,130		—	—
JPMorgan Securities LLC	15,337,023	15,337,023		—	—
Morgan Stanley & Co. LLC	14,368,303	14,368,303		—	—
Pershing LLC	376,510	376,510		—	—

	$60,178,089	$60,178,089		$—	$—

Global Green Bond
Credit Suisse Securities (USA) LLC	$96,111	$96,111		$—	$—
JPMorgan Securities LLC	139,798	139,798		—	—
Morgan Stanley & Co. LLC	201,892	201,892		—	—
RBC Capital Markets LLC	27,604	27,604		—	—

	$465,405	$465,405		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements  (continued)

5.  DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in futures contracts in order to gain exposure to the bond markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the statement of assets and liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the statement of assets and liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

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Notes to Financial Statements  (continued)

6.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

0-5 Year Investment Grade Corporate Bond	0.06%
Global Green Bond	0.25

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Global Green Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through March 1, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and, effective February 28, 2020, BlackRock (Singapore) Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Global Green Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

0-5 Year Investment Grade Corporate Bond	$98,739
Global Green Bond	2,171

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

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Notes to Financial Statements  (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

0-5 Year Investment Grade Corporate Bond	$—	$44,220,868	$(1,760,635)
Global Green Bond	—	228,803	9,182

During the year ended October 31, 2020, iShares Global Green Bond ETF received a reimbursement of $1,818 from an affiliate, which is included in payment by affiliate in the statements of operations, related to an operating event.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.  PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

0-5 Year Investment Grade Corporate Bond	$624,138,009	$562,902,878
Global Green Bond	51,984,607	11,939,875

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-5 Year Investment Grade Corporate Bond	$810,605,974	$707,052,031
Global Green Bond	53,258,823	—

8.  INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions and certain deemed distributions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings

0-5 Year Investment Grade Corporate Bond	$20,894,377	$(20,894,377)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19

0-5 Year Investment Grade Corporate Bond
Ordinary income	$51,586,993	$47,918,700

iShares ETF	Year Ended 10/31/20	Period Ended 10/31/19

Global Green Bond
Ordinary income	$1,921,609	$484,836

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

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Notes to Financial Statements  (continued)

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	(a)	Total

0-5 Year Investment Grade Corporate Bond	$3,790,096	$308,438	$49,678,564		$53,777,098
Global Green Bond	147,513	69,504	4,338,091		4,555,108

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and the classification of investments.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-5 Year Investment Grade Corporate Bond	$2,083,240,398	$50,386,554	$(707,990)	$49,678,564
Global Green Bond	129,520,248	4,476,988	(141,657)	4,335,331

9.  PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

54	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.  CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19

iShares ETF	Shares	Amount	Shares	Amount
0-5 Year Investment Grade Corporate Bond
Shares sold	16,200,000	$834,217,666	10,400,000	$522,321,611
Shares redeemed	(14,350,000)	(738,022,932)	(1,300,000)	(64,867,030)

Net increase	1,850,000	$96,194,734	9,100,000	$457,454,581

	Year Ended 10/31/20		Period Ended 10/31/19

iShares ETF	Shares	Amount	Shares	Amount
Global Green Bond
Shares sold	1,800,000	$98,335,825	600,000	$30,580,302

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (continued)

may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.  LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

12.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

56	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares 0-5 Year Investment Grade Corporate Bond ETF

and iShares Global Green Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares 0-5 Year Investment Grade Corporate Bond ETF and iShares Global Green Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares 0-5 Year Investment Grade Corporate Bond ETF: statements of changes in net assets for each of the two years in the period ended October 31, 2020.

iShares Global Green Bond ETF: statements of changes in net assets for the year ended October 31, 2020 and the period November 13, 2018 (commencement of operations) to October 31, 2019.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	57

Important Tax Information (unaudited)

For the fiscal year ended October 31, 2020, the Funds earned foreign source income which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned

Global Green Bond	$591,506

For the fiscal year ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends

0-5 Year Investment Grade Corporate Bond	$39,087,724
Global Green Bond	197,065

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest

0-5 Year Investment Grade Corporate Bond	$77,028
Global Green Bond	3,751

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended October 31, 2020:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends

0-5 Year Investment Grade Corporate Bond	$433,912	$693,425
Global Green Bond	236,300	—

58	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	59

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Global Green Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (BIL) and BlackRock (Singapore) Limited (BRS), (the “Sub-Advisory Agreements”), (together the Advisory Agreements”) on behalf of the Fund. The Board’s consideration entails a

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Board Review and Approval of Investment Advisory Contract  (continued)

year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BIL and BRS; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BIL and BRS for sub-advisory services, and there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreements.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of BIL and BRS, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BIL and BRS, which were provided at the June 8-10, 2020 meeting and throughout the year and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	61

Board Review and Approval of Investment Advisory Contract  (continued)

that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

0-5 Year Investment Grade Corporate Bond	$1.317701	$0.011330	$—	$1.329031	99%	1%	—%	100%
Global Green Bond(a)	1.322736	0.337572	0.318804	1.979112	67	17	16	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	63

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	65

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

RB	Revenue Bond

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Counterparty Abbreviations (continued)

CITI	Citibank N.A.

GS	Goldman Sachs & Co.

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	67

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1021-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares CMBS ETF | CMBS | NYSE Arca
•	iShares GNMA Bond ETF | GNMA | NASDAQ
•	iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca
•	iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S. bond market advanced for the 12 months ended October 31, 2020 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. fixed-income performance, returned 6.19%.

U.S. economic growth was unusually volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis. The latter figure represented the largest quarterly economic contraction on record, as efforts to contain the virus through restrictions on travel and business led to widespread disruption of the U.S. economy.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. The U.S. economy rapidly rebalanced toward remote economic activity; working and shopping from home flourished, while traditional, in-person economic activity at malls, hotels, and restaurants remained subdued. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.1% in the third quarter of 2020.

In response to the pandemic and subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting them near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

The pandemic-related volatility in the U.S. economy was reflected in bond yields (which are inversely related to prices). U.S. Treasury yields declined significantly beginning late February 2020, as uncertainty drove investors toward the most highly rated segment of the bond market, driving the yields on the two-, 10-, and 30-year U.S. Treasuries to record lows. Short-term U.S. Treasury yields declined more than long-term U.S. Treasuries, as the Fed committed to keeping interest rates near zero until at least 2023. However, returns for long-term U.S. Treasuries, which are more sensitive to interest rate changes, significantly exceeded returns from short-term U.S. Treasuries.

Corporate bond prices were also significantly impacted by the economic disruption. In February and March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated, high-yield bonds, which are considered to have a greater probability of default. However, Fed actions to support the corporate bond market and signs that defaults could be lower than anticipated drove a recovery in corporate bond prices, beginning in late March 2020.

Securitized bonds also advanced, particularly commercial mortgage backed securities (“CMBS”). Despite significant disruption to the commercial property market, CMBS showed resiliency later in the reporting period, and delinquencies declined after reaching an all-time high in June 2020.

4	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® CMBS ETF

Investment Objective

The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Bloomberg Barclays U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.42%	3.91%	3.57%	5.42%	21.15%	35.70%
Fund Market	6.04	4.00	3.59	6.04	21.67	36.00
Index	5.79	4.19	3.92	5.79	22.76	39.79

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,037.60	$1.28		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® CMBS ETF

Portfolio Management Commentary

Commercial mortgage-backed securities (“CMBS”) posted a notable advance for the reporting period despite significant disruption in the commercial property market. The coronavirus pandemic adversely affected many businesses, particularly in the retail and hospitality areas. Nonetheless, the Fed’s decision to purchase CMBS to stabilize credit markets and the creation of emergency lending facilities by Congress helped offset the negative impact of the downturn, as did declining interest rates. Lower interest rates typically have a greater positive impact on CMBS than on residential mortgage-backed securities, since most CMBS are fixed-term with penalties for early payment, meaning that CMBS are less exposed to prepayment risk.

From a supply and demand perspective, new issuance of CMBS dropped significantly following the coronavirus outbreak. After halting entirely in April 2020, CMBS issuance resumed in May 2020, albeit at a slower pace than before the pandemic. Although overall demand for CMBS offerings remained low for the rest of the reporting period, investors focused their interest on highly-rated securities. Consequently, some issuance was oversubscribed, providing support for higher-end CMBS.

From a credit quality perspective, delinquency rates, which measure late payments on CMBS loans, rose substantially as the recession disrupted many mortgage-paying businesses. Delinquency rates hovered near 2% until May 2020, when they increased sharply, peaking at a high of over 10% in June 2020. Delinquency rates declined somewhat thereafter, although they remained elevated relative to the first half of the reporting period. However, some mortgages that were not in delinquency had been granted forbearances, where lenders grant borrowers more favorable terms to avoid non-payment. Hotels in particular were more likely to receive forbearance adjustments.

CMBS backed by government-sponsored entities such as Fannie Mae contributed the most to the Index’s return. AAA-rated CMBS, which represented approximately 41% of the Index on average during the reporting period, also contributed meaningfully.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	79.2%
Aa	4.4
A	0.6
Baa	0.1
Not Rated	15.7

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
1-5 Years	11.5%
5-10 Years	28.4
10-15 Years	2.3
20-25 Years	1.9
25-30 Years	33.8
30-35 Years	17.5
35-40 Years	3.4
More than 40 Years	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® GNMA Bond ETF

Investment Objective

The iShares GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Bloomberg Barclays U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.18%	2.49%	2.02%	3.18%	13.07%	19.09%
Fund Market	3.16	2.48	2.03	3.16	13.01	19.18
Index	3.43	2.70	2.34	3.43	14.27	22.35

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$998.30	$0.60		$1,000.00	$1,024.50	$0.61		0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020 (continued)	iShares® GNMA Bond ETF

Portfolio Management Commentary

Mortgage-backed securities (“MBS”) guaranteed by the Government National Mortgage Association (“GNMA”) advanced for the reporting period. In addition to lowering interest rates twice, the Fed supported the MBS market by including MBS in its bond-buying program. However, the onset of recession raised mortgage delinquency concerns among investors, and a large decline in interest rates increased mortgage prepayments.

During the reporting period, the 10-year U.S. Treasury bond yield, an important benchmark for mortgage lending rates, declined from 1.69% to 0.88%. Reflecting that decrease, the average interest rate for a 30-year, fixed-rate conforming mortgage declined by nearly 100 basis points, from 3.78% at the beginning of the reporting period to 2.81% at the end of the reporting period. All else being equal, falling interest rates lead to higher prices on fixed-rate bonds, including GNMA MBS, and this inverse relationship contributed to the Index’s overall advance.

While a decline in interest rates helps boost the value of existing MBS, it also increases prepayment risk, which can negatively affect the value of the Index. When homeowners prepay their remaining mortgage balance in order to refinance at a lower rate, it reduces the quantity of higher-yielding mortgages available to investors. With mortgage rates at all-time lows, many homeowners took advantage of refinancing, sending prepayment rates to a 16-year high. Late-stage mortgage delinquencies also rose as unemployment increased sharply, hitting a 20-year high in July 2020. Supply of new MBS was elevated as the pandemic shifted consumer housing preferences and led to a rise in home purchases.

From a maturity perspective, all maturity categories contributed to the Index’s performance. Reflecting the increased refinancing activity, the approximate weighted average life of the mortgages represented by the Index declined from 5.4 years to 3.9 years.

Portfolio Information

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
5-10 Years	0.4%
10-15 Years	1.0
15-20 Years	0.2
20-25 Years	6.1
25-30 Years	73.3
30-35 Years	19.0

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Government National Mortgage Association, 3.50%, 04/20/50	6.7%
Government National Mortgage Association, 3.00%, 07/20/50	6.6
Government National Mortgage Association, 3.00%, 04/20/50	6.3
Government National Mortgage Association, 2.50%, 11/01/50	6.1
Government National Mortgage Association, 2.50%, 08/20/50	4.7

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® Treasury Floating Rate Bond ETF

Investment Objective

The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Bloomberg Barclays U.S. Treasury Floating Rate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.78%	1.15%	0.87%	0.78%	5.90%	6.04%
Fund Market	0.80	1.15	0.87	0.80	5.87	6.04
Index	0.92	1.28	0.97	0.92	6.57	6.73

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/3/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,000.20	$0.75		$1,000.00	$1,024.40	$0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2020 (continued)	iShares® Treasury Floating Rate Bond ETF

Portfolio Management Commentary

U.S. Treasury floating-rate bonds posted a modestly positive advance for the reporting period. Despite the positive performance overall, floating-rate bonds were negatively affected by declining interest rates, which diminished gains. The Index is composed of short-term U.S. Treasury securities that reset their interest rates on a weekly basis. Due to this periodic reset, U.S. Treasury floating-rate notes typically face headwinds in a declining interest rate environment.

The Fed lowered short-term interest rates twice in 2020. The Fed’s actions led to a notable decrease in the yield of the 13-week Treasury bill, which is the benchmark used to reset the interest rates of U.S. Treasury floating-rate bonds. This resulted in lower yields on U.S. Treasury floating-rate bonds.

Investor expectations for persistently low future interest rates also weighed on the performance of floating-rate U.S. Treasuries during the latter part of the reporting period, as the Fed forecasted a zero-interest rate policy through 2023. Inflation was low, declining during the reporting period from 1.8% to 1.4%, below the Fed’s target of 2%. Expected inflation, measured by examining the spread between inflation-protected and fixed-rate securities, indicated that inflation could remain low for the near future while the economy recovers from recession.

As short-term interest rates declined, the yield on U.S. Treasury floating-rate bonds also decreased, from 1.75% to 0.26%. Despite an increase in issuance, trading volumes in floating-rate U.S. Treasuries declined slightly, to an approximate monthly average of $3.4 billion, down from $3.6 billion. As part of its efforts to improve its financing process, the U.S. Treasury Department began considering use of the secured overnight financing rate, a measure of borrowing costs, to determine the reset value of future floating-rate bonds.

Portfolio Information

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
0-1 Year	77.5%
1-2 Years	22.5

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
U.S. Treasury Floating Rate Note, 0.22%, 01/31/21	39.7%
U.S. Treasury Floating Rate Note, 0.40%, 10/31/21	18.8
U.S. Treasury Floating Rate Note, 0.32%, 07/31/21	9.9
U.S. Treasury Floating Rate Note, 0.24%, 04/30/21	9.1
U.S. Treasury Floating Rate Note, 0.16%, 10/31/22	8.8

(a)	Excludes money market funds.

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® U.S. Treasury Bond ETF

Investment Objective

The iShares U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the ICE U.S. Treasury Core Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.84%	3.52%	2.63%	6.84%	18.86%	25.36%
Fund Market	6.64	3.47	2.61	6.64	18.59	25.17
Index	6.97	3.62	2.73	6.97	19.48	26.43

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Core Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$990.30	$0.75		$1,000.00	$1,024.40	$0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2020 (continued)	iShares® U.S. Treasury Bond ETF

Portfolio Management Commentary

U.S. Treasury prices rose for all bond maturities during the reporting period, driven by interest rate reductions and quantitative easing intended to reduce the economic impact of the coronavirus pandemic. The Fed’s promise to purchase U.S. Treasuries as needed also helped stabilize the bond market.

Intermediate-term U.S. Treasuries contributed the most to the Index’s return, partly due to their higher weight in the Index on average for the reporting period. The appeal of U.S. Treasuries increased significantly amid the uncertainty surrounding the pandemic’s financial implications and substantial stock market volatility. Consequently, greater demand for intermediate-term U.S. Treasuries drove prices higher. Furthermore, the Fed indicated that interest rates would likely remain low for some time amid predictions of a slow recovery from the recession and relatively high levels of unemployment. The prospect of deflation driven by declining oil prices and reduced demand for some goods also lowered intermediate-term U.S. Treasury yields, which raised bond prices and benefited the Index’s performance.

Long-term U.S. Treasuries also posted strong gains due to their greater sensitivity to interest rates. Despite low yields, the demand for long-term U.S. Treasury bonds at auction remained strong, as investors turned to long-term U.S. Treasuries as a way to profit from potential deflation and hedge against stock market declines. Active fund managers also contributed to demand for long-term U.S. Treasuries as they shifted client assets amid declines in equity markets. Investor expectations that the Fed would purchase long-term U.S. Treasuries to keep their yields relatively low was another positive factor in this market.

Short-term U.S. Treasuries also contributed modestly to the Index’s performance amid high demand from U.S. and international investors. These gains came despite substantially increased issuance of short-term U.S. Treasuries to fund the budget deficit.

Portfolio Information

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
1-5 Years	53.9%
5-10 Years	23.9
15-20 Years	3.2
More than 20 Years	19.0

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 2.38%, 08/15/24	4.8%
U.S. Treasury Note/Bond, 2.25%, 08/15/27	3.6
U.S. Treasury Note/Bond, 3.75%, 11/15/43	2.8
U.S. Treasury Note/Bond, 2.25%, 11/15/24	2.7
U.S. Treasury Note/Bond, 0.63%, 08/15/30	2.7

(a)	Excludes money market funds.

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	13

Schedule of Investments October 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 62.0%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49 (Call 04/15/26)	$800	$870,172
Series 2017-BNK3, Class A3, 3.31%, 02/15/50	1,365	1,510,652
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	1,122,225
Bank
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50	300	326,012
Series 2017-BNK8, Class A3, 3.23%, 11/15/50 (Call 10/15/27)	1,000	1,109,637
Series 2018-BN14, Class A3, 3.97%, 09/15/60	600	692,282
Series 2019-BN18, Class A2, 3.47%, 05/15/62	830	883,625
Series 2019-BN19, Class A3, 2.93%, 08/15/61 (Call 05/15/29)	1,000	1,092,382
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/15/29)	497	554,145
Series 2019-BN21, Class B, 3.21%, 10/17/52(a)	1,000	1,032,679
Series 2019-BNK16, Class A4, 4.01%, 02/15/52 (Call 01/15/29)	1,750	2,038,591
Bank 2017-BNK7, Series 2017-BNK7, Class B, 3.95%, 09/15/60 (Call 09/15/27)	500	550,482
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	1,746	1,988,888
Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 07/15/29)	1,000	1,088,403
Series 2019-C5, Class A4, 3.06%, 11/15/52	2,000	2,209,627
BBCMS Mortgage Trust
BBCMS 2020-C7 AS, Class AS, 2.44%, 04/15/53	300	308,755
Series 2017-C1, Class A2, 3.19%, 02/15/50 (Call 02/15/22)	1,215	1,241,517
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,250	1,478,553
Series 2018-C2, Class C, 4.97%, 12/15/51(a)	250	259,444
Series 2020-C6, Class A4, 2.64%, 02/15/53	2,500	2,664,834
Benchmark Mortgage Trust
BMARK 2020-B17 A2, Class A2, 2.21%, 03/15/53 (Call 03/15/25)	1,000	1,024,638
BMARK 2020-B18 AM, Class AM, 2.34%, 07/15/53 (Call 07/11/30)	430	437,241
BMARK 2020-B19 B, Class B, 2.35%, 09/15/53	450	451,989
Series 2018-B1, Class A2, 3.57%, 01/15/51	750	782,766
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	2,162	2,448,595
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	500	560,343
Series 2018-B2, Class A2, 3.66%, 02/15/51	600	628,122
Series 2018-B2, Class A4, 3.61%, 02/15/51	1,000	1,128,724
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	1,750	2,008,991
Series 2018-B2, Class AS, 4.08%, 02/15/51(a)	1,000	1,134,069
Series 2018-B2, Class C, 4.20%, 02/15/51(a)	500	493,089
Series 2018-B3, Class A5, 4.03%, 04/10/51	1,000	1,158,637
Series 2018-B4, Class A2, 3.98%, 07/15/51	499	528,084
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	750	876,982
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	530,768
Series 2018-B4, Class C, 4.56%, 07/15/51(a)	400	371,961
Series 2018-B5, Class A4, 4.21%, 07/15/51	500	588,181
Series 2018-B5, Class AS, 4.42%, 07/15/51	1,000	1,167,364
Series 2018-B5, Class B, 4.57%, 07/15/51	500	567,773
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	1,000	1,202,280
Series 2018-B7, Class B, 4.86%, 05/15/53(a)	400	462,648
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	672,296
Series 2019-B11, Class AS, 3.78%, 05/15/52 (Call 05/15/29)	500	567,635

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-B11, Class B, 3.96%, 05/15/52 (Call 05/15/29)(a)	$500	$556,522
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	503,232
Series 2019-B9, Class C, 4.97%, 03/15/52(a)	250	256,026
Series 2020-B16, Class A5, 2.73%, 02/15/53	1,990	2,147,013
Series 2020-B16, Class AM, 2.94%, 02/15/53(a)	1,000	1,071,426
Series 2020-IG1, Class A3, 2.69%, 09/15/43	1,750	1,885,110
CCUBS Commercial Mortgage Trust, Series 2017-C1,
Class A4, 3.54%, 11/15/50 (Call 11/15/27)(a)	1,000	1,122,767
CD Mortgage Trust
Series 2016-CD2, Class A2, 3.04%, 11/10/49	400	405,405
Series 2017-CD3, Class A4, 3.63%, 02/10/50	230	257,303
Series 2017-CD3, Class AS, 3.83%, 02/10/50	750	829,005
Series 2017-CD3, Class C, 4.56%, 02/10/50(a)	300	290,123
Series 2017-CD4, Class A4, 3.51%, 05/10/50(a)	1,000	1,117,131
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/11/27)	750	835,322
Series 2017-CD6, Class C, 4.27%, 11/13/50(a)	500	485,279
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 (Call 12/10/25)	500	556,781
Series 2016-C4, Class A4, 3.28%, 05/10/58	1,650	1,801,070
Series 2017-C8, Class B, 4.20%, 06/15/50 (Call 05/15/27)(a)	750	788,158
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4, 3.02%, 09/10/45	284	292,616
Series 2013-GC11, Class A3, 2.82%, 04/10/46 (Call 01/10/23)	811	837,783
Series 2013-GC11, Class AS, 3.42%, 04/10/46 (Call 04/10/23)	100	105,025
Series 2013-GC15, Class A4, 4.37%, 09/10/46 (Call 09/10/23)(a)	750	814,570
Series 2014-GC19, Class A4, 4.02%, 03/10/47 (Call 01/10/24)	500	543,100
Series 2014-GC21, Class A5, 3.86%, 05/10/47	500	543,555
Series 2014-GC23, Class A4, 3.62%, 07/10/47 (Call 07/10/24)	750	813,373
Series 2014-GC23, Class AS, 3.86%, 07/10/47 (Call 07/10/24)	250	270,664
Series 2014-GC23, Class C, 4.43%, 07/10/47 (Call 07/10/24)(a)	250	254,643
Series 2014-GC25, Class AS, 4.02%,10/10/47 (Call 09/10/24)	953	1,036,110
Series 2014-GC25, Class B, 4.35%, 10/10/47 (Call 10/10/24)(a)	100	106,185
Series 2015-GC27, Class AS, 3.57%, 02/10/48	930	987,162
Series 2015-GC29, Class C, 4.16%, 04/10/48(a)	250	250,176
Series 2015-GC31, Class A4, 3.76%, 06/10/48 (Call 06/10/25)	750	830,726
Series 2015-GC33, Class A4, 3.78%, 09/10/58 (Call 09/10/25)	1,500	1,667,670
Series 2015-GC35, Class AAB, 3.61%, 11/10/48 (Call 04/10/25)	500	531,793
Series 2016-C1, Class A4, 3.21%, 05/10/49 (Call 05/10/26)	650	709,875
Series 2016-C2, Class A4, 2.83%, 08/10/49	1,000	1,072,395
Series 2016-P3, Class A3, 3.06%, 04/15/49	1,500	1,609,629
Series 2016-P6, Class A2, 3.04%, 12/10/49 (Call 12/10/21)	250	254,064
Series 2016-P6, Class AS, 4.03%,12/10/49 (Call 11/10/26)(a)	1,000	1,089,497
Series 2017-P8, Class AS, 3.79%, 09/15/50(a)	750	829,092
Series 2018-B2, Class A2, 3.79%, 03/10/51	1,000	1,047,449

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-B2, Class A4, 4.01%, 03/10/51	$600	$693,993
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	1,000	1,195,923
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	1,107,867
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,000	1,087,038
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	802,539
Series 2019-GC43, Class A2, 2.98%, 11/10/52	863	908,526
Series 2019-GC43, Class A4, 3.04%, 11/10/52	750	826,522
Series 2020-GC46, Class A5, 2.72%, 02/15/53	1,000	1,075,921
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45 (Call 05/15/22)	234	241,176
Series 2012-CR3, Class A3, 2.82%, 10/15/45 (Call 08/15/22)	147	150,092
Series 2012-CR5, Class A4, 2.77%, 12/10/45 (Call 12/10/22)	1,680	1,734,481
Series 2012-LC4, Class AM, 4.06%, 12/10/44	150	152,211
Series 2013-CR11, Class AM, 4.72%, 08/10/50(a)	250	273,168
Series 2013-CR6, Class ASB, 2.62%, 03/10/46	246	251,270
Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	500	531,239
Series 2013-CR9, Class A4, 4.22%, 07/10/45(a)	700	747,786
Series 2013-LC6, Class AM, 3.28%, 01/10/46	100	103,881
Series 2013-LC6, Class ASB, 2.48%, 01/10/46	129	131,545
Series 2013-LC6, Class B, 3.74%, 01/10/46	430	441,919
Series 2014-CR14, Class C, 4.62%, 02/10/47(a)	200	202,960
Series 2014-CR15, Class A4, 4.07%, 02/10/47 (Call 01/10/24)(a)	400	436,165
Series 2014-CR16, Class A4, 4.05%, 04/10/47 (Call 03/10/24)	500	547,000
Series 2014-CR16, Class ASB, 3.65%, 04/10/47 (Call 01/10/24)	155	161,637
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 04/10/24)	500	546,777
Series 2014-CR17, Class B, 4.38%, 05/10/47 (Call 05/10/24)	292	302,730
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 06/15/24)	300	325,973
Series 2014-CR19, Class A5, 3.80%, 08/10/47 (Call 08/10/24)	438	478,979
Series 2014-CR19, Class B, 4.70%, 08/10/47 (Call 08/10/24)(a)	850	913,697
Series 2014-CR20, Class AM, 3.94%, 11/10/47	250	269,618
Series 2014-LC15, Class A4, 4.01%, 04/10/47	945	1,024,627
Series 2014-LC17, Class A5, 3.92%, 10/10/47	675	742,059
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 02/10/24)	250	270,560
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 05/10/24)	750	816,082
Series 2014-UBS3, Class C, 4.74%, 06/10/47 (Call 05/10/24)(a)	150	142,819
Series 2014-UBS4, Class A4, 3.42%, 08/10/47 (Call 06/10/24)	250	268,510
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/24)	500	543,110
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/24)	500	538,067
Series 2014-UBS4, Class B, 4.35%, 08/10/47 (Call 07/10/24)	250	262,145
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/10/24)	730	797,937
Series 2014-UBS6, Class A5, 3.64%, 12/10/47	500	545,944

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-CR22, Class A5, 3.31%, 03/10/48	$500	$543,267
Series 2015-CR22, Class AM, 3.60%, 03/10/48(a)	200	216,875
Series 2015-CR22, Class C, 4.11%, 03/10/48(a)	300	306,110
Series 2015-CR23, Class A4, 3.50%, 05/10/48	500	546,615
Series 2015-CR24, Class B, 4.38%, 08/10/48(a)	250	270,586
Series 2015-CR24, Class D, 3.46%, 08/10/48(a)	200	159,493
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	750	829,748
Series 2015-CR25, Class ASB, 3.54%, 08/10/48 (Call 04/10/25)	960	1,024,033
Series 2015-CR25, Class B, 4.54%, 08/10/48 (Call 08/10/25)(a)	300	318,723
Series 2015-CR26, Class A4, 3.63%, 10/10/48 (Call 08/10/25)	1,398	1,547,140
Series 2015-DC1, Class A5, 3.35%, 02/10/48	750	810,329
Series 2015-DC1, Class B, 4.04%, 02/10/48(a)	500	497,992
Series 2015-DC1, Class C, 4.31%, 02/10/48(a)	250	211,430
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	500	551,968
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 06/10/25)	1,533	1,698,405
Series 2015-PC1, Class ASB, 3.61%, 07/10/50 (Call 11/10/24)	181	191,591
Series 2016-CR28, Class A4, 3.76%, 02/10/49	1,000	1,116,412
Series 2016-DC2, Class A4, 3.50%, 02/10/49 (Call 12/10/25)	603	664,184
Series 2016-DC2, Class AM, 4.24%, 02/10/49 (Call 02/10/26)	750	791,384
Series 2016-DC2, Class ASB, 3.55%, 02/10/49 (Call 07/10/25)	1,000	1,066,207
Series 2016-DC2, Class C, 4.64%, 02/10/49 (Call 02/10/26)(a)	250	237,645
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,000	1,116,589
Series 2017-COR2, Class C, 4.56%, 09/10/50(a)	750	733,177
Series 2018-COR3, Class A3, 4.23%, 05/10/51	750	879,607
Series 2018-COR3, Class B, 4.51%, 05/10/51(a)	500	561,654
Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	1,095,046
CSAIL Commercial Mortgage Trust
CSAIL 2019-C18 ASB, Class ASB, 2.87%, 12/15/52	500	547,502
Series 2015-C1, Class A4, 3.51%, 04/15/50	500	543,710
Series 2015-C2, Class A4, 3.50%, 06/15/57	500	547,588
Series 2015-C2, Class AS, 3.85%, 06/15/57(a)	700	735,662
Series 2015-C3, Class A4, 3.72%, 08/15/48	650	712,209
Series 2015-C4, Class A3, 3.54%, 11/15/48	993	1,088,996
Series 2015-C4, Class D, 3.56%, 11/15/48(a)	250	188,943
Series 2016-C5, Class C, 4.57%, 11/15/48(a)	750	730,308
Series 2016-C6, Class C, 4.92%, 01/15/49 (Call 04/15/26)(a)	350	360,889
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	1,109,058
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	1,155,480
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	1,097,375
Series 2019-C17, Class A5, 3.02%, 09/15/52	2,000	2,182,564
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,662,924
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49	2,065	2,251,672
Series 2016-C1, Class ASB, 3.04%, 05/10/49	500	529,908
Series 2016-C1, Class B, 4.20%, 05/10/49(a)	500	515,807
Series 2016-C1, Class C, 3.35%, 05/10/49(a)	468	417,898
Series 2017-C6, Class A3, 3.27%, 06/10/50	750	792,934

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association
FNA 2015-M15 A2, Class A2, 2.92%, 10/25/25(a)	$1,000	$1,097,404
Series 2019-M1, Class A1, 3.36%, 09/25/28	862	960,827
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,996	2,140,894
FHLMC Multifamily Structured Pass Through Certificates
Series K057, Class A2, 2.57%, 07/25/26	725	790,321
Series K106, Class A1, 1.78%, 05/25/29	1,989	2,083,586
Series K107, Class A2, 1.64%, 01/25/30	2,000	2,072,921
Series K109, Class A2, 1.56%, 04/25/30 (Call 04/25/30)	2,000	2,059,043
Series K-1516, Class A2, 1.72%, 05/25/35	1,500	1,491,930
Series K156, Class A3, 3.70%, 06/25/33 (Call 06/11/33)(a)	500	597,831
Series K727, Class A2, 2.95%, 07/25/24 (Call 07/25/24)	1,000	1,074,041
Series K737, Class AM, 2.10%, 10/25/26	300	320,801
Freddie Mac Multifamily Structured Pass Through Certificates
Series K104, Class A2, 2.25%, 01/25/30	2,000	2,166,340
Series K116, 1.38%, 07/25/30	2,000	2,028,294
Series K117, Class A2, 1.41%, 08/25/30	1,500	1,521,605
Series K118, Class A2, 1.49%, 10/25/53	1,500	1,532,955
Series K152, Class A1, 2.83%, 05/25/30 (Call 05/25/30)	1,284	1,420,864
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/11/27)	900	924,019
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5, 2.94%, 02/10/46 (Call 01/10/23)	400	414,841
GS Mortgage Securities Trust
Series 2011-GC5, Class A3, 3.82%, 08/10/44	17	17,377
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45 (Call 05/10/22)	100	103,511
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45 (Call 11/10/22)	200	206,573
Series 2013-GC12, Class AS, 3.38%, 06/10/46 (Call 05/10/23)	300	313,658
Series 2013-GC12, Class B, 3.78%, 06/10/46 (Call 05/10/23)(a)	115	119,552
Series 2013-GC14, Class A5, 4.24%, 08/10/46 (Call 08/10/23)	550	593,694
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 10/10/23)	1,500	1,630,759
Series 2013-GC16, Class AS, 4.65%, 11/10/46 (Call 11/10/23)	150	163,621
Series 2013-GC16, Class C, 5.31%, 11/10/46 (Call 11/10/23)(a)	100	97,866
Series 2014-GC20, Class A5, 4.00%, 04/10/47	400	434,400
Series 2014-GC20, Class B, 4.53%, 04/10/47(a)	250	257,975
Series 2014-GC20, Class C, 4.96%, 04/10/47(a)	500	442,322
Series 2014-GC22, Class AS, 4.11%, 06/10/47 (Call 05/10/24)	250	270,502
Series 2014-GC24, Class AAB, 3.65%, 09/10/47 (Call 06/10/24)	464	488,112
Series 2014-GC26, Class A5, 3.63%, 11/10/47 (Call 11/10/24)	750	818,296
Series 2015-GC30, Class AAB, 3.12%, 05/10/50 (Call 10/10/24)	422	441,586
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/10/25)(a)	500	538,283
Series 2015-GC32, Class A3, 3.50%, 07/10/48 (Call 06/10/25)	600	654,748
Series 2015-GC34, Class A4, 3.51%, 10/10/48 (Call 09/10/25)	1,500	1,642,597
Series 2016-GS2, Class A4, 3.05%, 05/10/49	1,170	1,261,047
Series 2016-GS3, Class A4, 2.85%, 10/10/49	500	535,921
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	1,910	2,077,956

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-GS7, Class B, 3.88%, 08/10/50	$500	$524,359
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	1,000	1,153,948
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 01/10/29)	750	867,198
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	1,252,202
Series 2019-GSA1, Class C, 3.81%, 11/10/52(a)	500	458,791
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS, 4.04%, 07/15/45 (Call 05/15/23)(a)	500	530,698
Series 2013-C12, Class D, 4.10%, 07/15/45 (Call 06/15/23)(a)	50	42,403
Series 2013-C14, Class B, 4.70%, 08/15/46 (Call 08/15/23)(a)	500	518,906
Series 2013-C14, Class A4, 4.13%, 08/15/46 (Call 07/15/23)(a)	680	730,593
Series 2013-C14, Class AS, 4.41%, 08/15/46 (Call 07/15/23)(a)	150	159,943
Series 2013-C15, Class B, 4.93%, 11/15/45 (Call 10/15/23)(a)	200	213,272
Series 2013-C15, Class C, 5.20%, 11/15/45 (Call 10/15/23)(a)	110	112,792
Series 2013-C17, Class A4, 4.20%, 01/15/47 (Call 12/15/23)	490	533,403
Series 2013-C17, Class C, 4.89%, 01/15/47 (Call 12/15/23)(a)	100	102,287
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	1,400	1,523,649
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 02/11/24)(a)	200	218,768
Series 2014-C18, Class ASB, 3.57%, 02/15/47	953	990,815
Series 2014-C18, Class B, 4.81%, 02/15/47 (Call 02/11/24)(a)	225	234,397
Series 2014-C19, Class C, 4.68%, 04/15/47(a)	200	193,159
Series 2014-C21, Class A4, 3.49%, 08/15/47 (Call 05/15/24)	818	869,301
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 06/15/24)	500	545,047
Series 2014-C21, Class ASB, 3.43%, 08/15/47 (Call 02/15/24)	293	307,161
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	750	816,698
Series 2014-C22, Class C, 4.55%, 09/15/47 (Call 08/15/24)(a)	200	173,339
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	900	988,830
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 07/15/24)	273	288,707
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/11/24)(a)	185	193,760
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 01/15/25)	500	527,633
Series 2015-C28, Class A3, 2.91%, 10/15/48 (Call 01/15/25)	978	1,026,342
Series 2015-C28, Class ASB, 3.04%, 10/15/48 (Call 11/15/24)	436	456,360
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 05/15/25)	1,500	1,645,851
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 11/15/24)	464	488,870

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 05/15/25)(a)	$250	$257,775
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,090	1,209,455
Series 2015-C33, Class A4, 3.77%, 12/15/48 (Call 11/15/25)	2,175	2,431,848
Series 2016-C1, Class A5, 3.58%, 03/15/49 (Call 01/15/26)	750	829,350
Series 2016-C1, Class B, 4.74%, 03/15/49 (Call 02/15/26)(a)	450	488,312
JPMCC Commercial Mortgage Securities Trust
JPMCC 2017-JP5 ASB, Class ASB, 3.55%, 03/15/50	130	141,838
Series 2017-JP5, Class A3, 3.34%, 03/15/50	250	262,636
Series 2017-JP5, Class A5, 3.72%, 03/15/50	1,300	1,465,397
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	650	723,928
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	336,237
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	435,775
Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	1,116,016
Series 2019-COR5, Class A2, 3.15%, 06/13/52	360	377,008
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,200	1,348,134
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49	1,000	1,086,138
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/11/26)(a)	750	768,486
Series 2017-C5, Class A5, 3.69%, 03/15/50 (Call 01/15/27)	3,100	3,488,044
Series 2017-C7, Class A5, 3.41%, 10/15/50	1,050	1,171,008
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.17%, 08/15/46 (Call 07/15/21)	77	78,601
Series 2012-C6, Class A3, 3.51%, 05/15/45 (Call 04/15/22)	206	212,791
Series 2012-C8, Class A3, 2.83%, 10/15/45 (Call 08/15/22)	907	933,352
Series 2012-C8, Class ASB, 2.38%, 10/15/45 (Call 05/15/22)	107	109,055
Series 2012-LC9, Class A5, 2.84%, 12/15/47 (Call 11/15/22)	1,276	1,311,872
Series 2013-C10, Class A5, 3.14%, 12/15/47	591	615,339
Series 2013-C10, Class AS, 3.37%, 12/15/47	100	104,664
Series 2013-C10, Class ASB, 2.70%, 12/15/47	49	49,980
Series 2013-C10, Class B, 3.67%, 12/15/47(a)	100	103,416
Series 2013-C10, Class C, 4.11%, 12/15/47(a)	200	201,697
Series 2013-C13, Class A4, 3.99%, 01/15/46 (Call 06/15/23)(a)	205	219,788
Series 2013-C13, Class ASB, 3.41%, 01/15/46 (Call 03/15/23)	26	26,859
Series 2013-C16, Class ASB, 3.67%, 12/15/46	238	248,169
Series 2013-LC11, Class A5, 2.96%, 04/15/46	500	521,055
Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	500	542,821
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/15/24)(a)	100	105,100
Series 2015-JP1, Class A5, 3.91%, 01/15/49 (Call 12/15/25)	800	901,220
Series 2016-JP2, Class A4, 2.82%, 08/15/49 (Call 07/15/26)	1,023	1,096,920
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/15/26)	700	736,768
Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 11/15/26)(a)	1,090	1,224,073
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.86%, 11/15/45 (Call 09/15/22)	1,291	1,329,442
Series 2012-C6, Class AS, 3.48%, 11/15/45 (Call 09/15/22)	500	517,839
Series 2013-C09, Class A4, 3.10%, 05/15/46	1,500	1,568,832
Series 2013-C10, Class A4, 4.08%, 07/15/46(a)	1,000	1,068,177
Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	126	130,341

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C11, Class A3, 3.96%, 08/15/46 (Call 05/15/23)	$479	$511,632
Series 2013-C11, Class A4, 4.15%, 08/15/46 (Call 07/15/23)(a)	800	862,548
Series 2013-C13, Class A3, 3.77%, 11/15/46 (Call 10/15/23)	1,089	1,154,323
Series 2013-C13, Class A4, 4.04%, 11/15/46 (Call 11/15/23)	600	648,804
Series 2013-C13, Class C, 4.90%, 11/15/46 (Call 11/15/23)(a)	230	221,644
Series 2013-C7, Class AAB, 2.47%, 02/15/46	69	69,865
Series 2013-C7, Class AS, 3.21%, 02/15/46 (Call 01/11/23)	1,621	1,663,320
Series 2013-C7, Class B, 3.77%, 02/15/46 (Call 01/11/23)	200	201,878
Series 2013-C8, Class B, 3.56%, 12/15/48 (Call 02/15/23)(a)	200	205,648
Series 2014-C14, Class AS, 4.38%, 02/15/47 (Call 01/15/24)(a)	200	217,392
Series 2014-C14, Class B, 4.75%, 02/15/47 (Call 01/15/24)(a)	200	211,450
Series 2014-C15, Class ASB, 3.65%, 04/15/47 (Call 12/15/23)	183	193,171
Series 2014-C16, Class A5, 3.89%, 06/15/47 (Call 05/15/24)	500	543,055
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	1,750	1,898,362
Series 2014-C18, Class A3, 3.65%, 10/15/47	492	527,432
Series 2014-C18, Class A4, 3.92%, 10/15/47	150	164,544
Series 2014-C19, Class A4, 3.53%, 12/15/47	1,275	1,390,591
Series 2015-C20, Class AS, 3.61%, 02/15/48	500	530,608
Series 2015-C21, Class A4, 3.34%, 03/15/48	901	972,591
Series 2015-C22, Class C, 4.23%, 04/15/48(a)	250	226,510
Series 2015-C23, Class A3, 3.45%, 07/15/50 (Call 05/15/25)	730	793,882
Series 2015-C24, Class A3, 3.48%, 05/15/48 (Call 05/15/25)	375	406,030
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 07/15/25)	950	1,047,568
Series 2015-C25, Class ASB, 3.38%, 10/15/48	619	656,205
Series 2016-C30, Class A5, 2.86%, 09/15/49 (Call 08/15/26)	500	537,416
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	1,000	1,085,760
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,000	1,125,776
Series 2017-C33, Class A5, 3.60%, 05/15/50	1,100	1,233,669
Series 2017-C34, Class A4, 3.54%, 11/15/52 (Call 09/15/27)	1,000	1,120,977
Series 2017-C34, Class AS, 3.86%, 11/15/52 (Call 10/15/27)	500	559,072
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)	500	551,897
Series 2015-UBS8, Class AS, 4.11%, 12/15/48	250	270,427
Series 2016-BNK2, Class A4, 3.05%, 11/15/49 (Call 10/15/26)	1,250	1,359,754
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	1,117,585
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,000	1,111,936
Series 2019-L2, Class A4, 4.07%, 03/15/52	1,000	1,173,740
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	1,500	1,604,857
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48 (Call 06/10/26)	1,000	1,073,493

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust
Series 2012-C1, Class B, 4.82%, 05/10/45 (Call 04/10/22)	$150	$151,707
Series 2017-C1, Class A2, 2.98%, 06/15/50 (Call 04/15/22)	666	679,460
Series 2017-C2, Class A4, 3.49%, 08/15/50	1,000	1,118,823
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	549,497
Series 2017-C7, Class A4, 3.68%, 12/15/50 (Call 12/15/27)	1,000	1,129,743
Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/ 28)	750	861,282
Series 2018-C12, Class ASB, 4.19%, 08/15/51 (Call 01/15/28)	1,000	1,149,314
Series 2019-C16, Class AS, 3.89%, 04/15/52	1,334	1,476,360
Series 2019-C16, Class ASB, 3.46%, 04/15/52	1,395	1,560,150
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	1,079,267
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4, 3.09%, 08/10/49 (Call 09/10/22)	2,036	2,104,234
Series 2012-C4, Class A5, 2.85%, 12/10/45 (Call 11/10/22)	250	256,699
Series 2012-C4, Class AAB, 2.46%, 12/10/45 (Call 05/10/22)	124	126,091
Series 2013-C6, Class A4, 3.24%, 04/10/46	677	707,867
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/45 (Call 09/15/22)	1,112	1,144,793
Series 2012-LC5, Class AS, 3.54%, 10/15/45 (Call 09/15/22)	200	207,775
Series 2012-LC5, Class B, 4.14%, 10/15/45 (Call 09/15/22)	300	312,159
Series 2013-LC12, Class A4, 4.22%, 07/15/46 (Call 06/15/23)(a)	650	698,395
Series 2013-LC12, Class AS, 4.28%, 07/15/46 (Call 07/15/23)(a)	473	490,920
Series 2013-LC12, Class C, 4.28%, 07/15/46 (Call 07/15/23)(a)	100	87,726
Series 2015-C26, Class AS, 3.58%, 02/15/48 (Call 01/15/25)	420	446,843
Series 2015-C27, Class B, 4.14%, 02/15/48(a)	330	335,167
Series 2015-C28, Class A4, 3.54%, 05/15/48	500	547,692
Series 2015-C28, Class AS, 3.87%, 05/15/48(a)	250	272,435
Series 2015-C30, Class A4, 3.66%, 09/15/58 (Call 07/15/25)	817	904,128
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 10/15/25)	500	555,374
Series 2015-C31, Class C, 4.60%, 11/15/48 (Call 11/15/25)(a)	450	454,598
Series 2015-LC20, Class A3, 3.09%, 04/15/50	600	613,401
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	1,113,586
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(a)	750	829,404
Series 2015-SG1, Class A4, 3.79%, 09/15/48 (Call 08/15/25)	997	1,086,559
Series 2015-SG1, Class D, 4.46%, 09/15/48 (Call 08/15/25)(a)	200	119,491
Series 2016-C32, Class ASB, 3.32%, 01/15/59	1,100	1,168,503
Series 2016-C34, Class A4, 3.10%, 06/15/49	1,000	1,070,336
Series 2016-C35, Class A4, 2.93%, 07/15/48	1,000	1,077,027
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/11/26)	500	528,182
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	510,484
Series 2017-C38, Class A2, 3.04%, 07/15/50 (Call 06/15/22)	500	513,261
Series 2017-C38, Class A4, 3.19%, 07/15/50 (Call 05/15/27)	500	550,833

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-C38, Class A5, 3.45%, 07/15/50 (Call 06/15/27)	$1,000	$1,118,922
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,250	1,408,875
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	510,333
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 04/15/28)	1,000	1,166,124
Series 2018-C45, Class AS, 4.41%, 06/15/51 (Call 06/15/28)(a)	350	394,398
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	575,860
Series 2018-C47, Class A4, 4.44%, 09/15/61	1,250	1,491,589
Series 2018-C48, Class A5, 4.30%, 01/15/52 (Call 12/15/28)	1,000	1,182,420
Series 2019-C49, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	1,150	1,337,829
Series 2019-C50, Class A5, 3.73%, 05/15/52 (Call 04/15/29)	750	855,819
Series 2019-C51, Class AS, 3.58%, 06/15/52 (Call 06/15/29)	492	525,348
Series 2019-C53, Class A4, 3.04%, 10/15/52 (Call 10/15/29)	1,400	1,544,049
Series 2019-C54, Class A4, 3.15%, 12/15/52 (Call 11/15/29)	1,000	1,106,065
Series 2020-C55, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	1,000	1,078,342
WFCM 2018-C45 ASB, Class ASB, 4.15%, 06/15/51 (Call 12/15/27)	800	914,459
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2, 3.43%, 06/15/45	500	516,004
Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	200	206,223
Series 2012-C10, Class AS, 3.24%, 12/15/45 (Call 12/15/22)	250	248,230
Series 2012-C6, Class AS, 3.84%, 04/15/45 (Call 02/15/22)	145	148,706
Series 2012-C8, Class A3, 3.00%, 08/15/45	360	370,856
Series 2012-C8, Class ASB, 2.56%, 08/15/45	103	103,769
Series 2012-C9, Class A3, 2.87%, 11/15/45 (Call 10/15/22)	175	178,091
Series 2012-C9, Class C, 4.54%, 11/15/45 (Call 10/15/22)(a)	150	145,688
Series 2013-C13, Class C, 3.91%, 05/15/45 (Call 05/15/23)(a)	110	106,206
Series 2013-C14, Class B, 3.84%, 06/15/46(a)	500	517,233
Series 2013-C15, Class A4, 4.15%, 08/15/46(a)	750	808,060
Series 2013-C17, Class A3, 3.75%, 12/15/46 (Call 10/15/23)	756	808,426
Series 2013-C17, Class ASB, 3.56%, 12/15/46 (Call 08/15/23)	477	496,049
Series 2013-C18, Class A4, 3.90%, 12/15/46 (Call 12/15/23)	600	639,171
Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 11/15/23)(a)	800	866,940
Series 2014-C19, Class A4, 3.83%, 03/15/47 (Call 02/15/24)	300	321,610
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/15/24)(a)	300	323,400
Series 2014-C20, Class A5, 4.00%, 05/15/47	200	217,907
Series 2014-C20, Class ASB, 3.64%, 05/15/47	267	279,372
Series 2014-C22, Class A4, 3.49%, 09/15/57	1,500	1,612,246
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	437,218
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	518,291
Series 2014-C24, Class A5, 3.61%, 11/15/47	100	108,374
Series 2014-C24, Class C, 4.29%, 11/15/47(a)	100	79,764

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-LC14, Class A5, 4.05%, 03/15/47	$950	$1,033,649
Series 2014-LC14, Class ASB, 3.52%, 03/15/47	100	103,755
		304,607,595

Total Collaterized Mortgage Obligations — 62.0% (Cost: $291,424,391)		304,607,595

U.S. Government Agency Obligations

Mortgage-Backed Securities — 37.5%
Federal National Mortgage Association
Series 2012-M17, Class A2, 2.18%, 11/25/22	904	922,628
Series 2012-M5, Class A2, 2.72%, 02/25/22	192	195,000
Series 2012-M8, Class A2, 2.35%, 05/25/22	302	306,458
Series 2012-M9, Class A2, 2.48%, 04/25/22	446	451,657
Series 2013-M12, Class APT, 2.41%, 03/25/23(a)	537	557,516
Series 2013-M14, Class A2, 3.33%, 10/25/23(a)	1,052	1,129,077
Series 2013-M4, Class ATS2, 2.61%, 03/25/22(a)	10	10,470
Series 2013-M6, Class 1A2, 3.45%, 02/25/43(a)	506	564,888
Series 2013-M7, Class A2, 2.28%, 12/27/22	472	488,079
Series 2014-M11, Class 1A, 3.12%, 08/25/24(a)	837	906,886
Series 2014-M11, Class 2A, 3.30%, 08/25/26(a)	650	728,329
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	186	200,969
Series 2014-M3, Class A2, 3.49%, 01/25/24(a)	897	974,916
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	674	729,469
Series 2014-M9, Class A2, 3.10%, 07/25/24(a)	475	512,444
Series 2015-M1, Class A2, 2.53%, 09/25/24	712	755,551
Series 2015-M10, Class A1, 2.63%, 04/25/27	16	16,204
Series 2015-M11, Class A2, 2.82%, 04/25/25(a)	800	869,940
Series 2015-M13, Class A2, 2.71%, 06/25/25(a)	1,000	1,084,576
Series 2015-M2, Class A, 2.62%, 12/25/24	372	397,477
Series 2015-M4, Class AV2, 2.51%, 07/25/22(a)	770	779,237
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,250	1,354,951
Series 2016-M10, Class A1, 2.10%, 07/25/28	147	149,050
Series 2016-M3, Class A2, 2.70%, 02/25/26	940	1,027,370
Series 2016-M9, Class A2, 2.29%, 06/25/26	2,000	2,156,880
Series 2017-M15, Class AV2, 2.63%, 11/25/24(a)	993	1,059,853
Series 2017-M2, Class A2, 2.80%, 02/25/27(a)	1,000	1,103,621
Series 2017-M3, Class A2, 2.48%, 12/25/26(a)	850	928,945
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	1,038	1,152,284
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	2,400	2,681,633
Series 2018-M1, Class A2, 2.98%, 12/25/27(a)	1,000	1,132,418
Series 2018-M10, Class A2, 3.37%, 07/25/28(a)	1,040	1,199,571
Series 2018-M13, Class A2, 3.70%, 09/25/30(a)	100	121,034
Series 2018-M7, Class A2, 3.05%, 03/25/28(a)	800	907,841
Series 2019-M1, Class A2, 3.55%, 09/25/28(a)	2,000	2,338,597
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	1,000	1,175,906
Series 2019-M5, Class A2, 3.27%, 02/25/29	700	800,797
Series 2019-M6, Class A1, 3.30%, 08/01/28	2,905	3,237,167
Series 2019-M7, Class A2, 3.14%, 04/25/29	1,300	1,488,363
Series 2019-M9, Class A2, 2.94%, 04/25/29	970	1,089,587
Series 2020-M5, Class A2, 2.21%, 01/25/30	1,000	1,060,666
FHLMC Multifamily Structured Pass Through Certificates
FHMS K111 A2, Class A2, 1.35%, 05/25/30	1,500	1,519,294
Series K020, Class A2, 2.37%, 05/25/22 (Call 05/25/22)	1,430	1,456,069
Series K022, Class A2, 2.36%, 07/25/22	1,600	1,635,657
Series K023, Class A2, 2.31%, 08/25/22 (Call 08/25/22)	1,000	1,023,566
Series K025, Class A2, 2.68%, 10/25/22	1,175	1,211,310
Series K026, Class A2, 2.51%, 11/25/22	1,000	1,030,965
Series K027, Class A2, 2.64%, 01/25/23 (Call 01/25/23)	1,000	1,040,471

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K028, Class A2, 3.11%, 02/25/23 (Call 02/25/23)	$1,710	$1,798,222
Series K029, Class A2, 3.32%, 02/25/23	1,000	1,057,394
Series K031, Class A2, 3.30%, 04/25/23 (Call 04/25/23)(a)	1,000	1,062,500
Series K032, Class A1, 3.02%, 02/25/23	236	241,379
Series K032, Class A2, 3.31%, 05/25/23(a)	180	191,733
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	1,750	1,856,160
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	1,771	1,901,404
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	650	701,301
Series K038, Class A1, 2.60%, 10/25/23	293	299,531
Series K040, Class A2, 3.24%, 09/25/24 (Call 09/25/24)	2,250	2,455,997
Series K041, Class A2, 3.17%, 10/25/24	1,250	1,364,521
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	1,000	1,090,899
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	1,250	1,352,976
Series K046, Class A2, 3.21%, 03/25/25 (Call 03/25/25)	1,285	1,414,867
Series K048, Class A1, 2.69%, 12/25/24 (Call 10/25/24)	336	349,002
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	1,000	1,107,262
Series K049, Class A2, 3.01%, 07/25/25 (Call 07/25/25)	1,200	1,317,334
Series K050, Class A2, 3.33%, 08/25/25 (Call 08/25/25)(a)	1,450	1,614,181
Series K051, Class A2, 3.31%, 09/25/25	1,130	1,258,868
Series K052, Class A2, 3.15%, 11/25/25 (Call 11/25/25)	800	886,223
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	500	550,719
Series K054, Class A2, 2.75%, 01/25/26 (Call 01/25/26)	700	763,169
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	1,560	1,687,742
Series K057, Class A1, 2.21%, 06/25/25	714	741,068
Series K058, Class A1, 2.34%, 07/25/26 (Call 06/25/26)	1,280	1,340,074
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	1,527	1,671,699
Series K059, Class A2, 3.12%, 09/25/26 (Call 09/25/26)(a)	1,200	1,336,951
Series K060, Class A2, 3.30%, 10/25/26 (Call 10/25/26)	2,341	2,640,743
Series K061, Class A1, 3.01%, 08/25/26	868	928,071
Series K061, Class A2, 3.35%, 11/25/26(a)	1,300	1,467,826
Series K062, Class A2, 3.41%, 12/25/26 (Call 12/25/26)	1,000	1,139,577
Series K063, Class A2, 3.43%, 01/25/27 (Call 01/25/27)(a)	700	795,563
Series K064, Class A1, 2.89%, 10/25/26 (Call 10/25/26)	1,125	1,212,683
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	325	366,504
Series K065, Class A1, 2.86%, 10/25/26 (Call 10/25/26)	1,077	1,151,710
Series K065, Class A2, 3.24%, 04/25/27 (Call 04/25/27)	2,570	2,903,662
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	610	684,937
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	920	990,738
Series K067, Class A2, 3.19%, 07/25/27 (Call 07/25/27)	1,600	1,806,565
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	1,179	1,336,998
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	3,300	3,762,999
Series K071, Class A2, 3.29%, 11/25/27 (Call 11/25/27)	1,000	1,137,290
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	1,450	1,668,580
Series K073, Class A2, 3.35%, 01/25/28	1,297	1,486,757
Series K074, Class A1, 3.60%, 09/25/27	959	1,069,712
Series K074, Class A2, 3.60%, 01/25/28	1,000	1,161,838
Series K075, Class A2, 3.65%, 02/25/28 (Call 02/25/28)(a)	1,000	1,167,956
Series K076, Class A1, 3.73%, 12/25/27	1,059	1,164,558
Series K076, Class A2, 3.90%, 04/25/28	1,000	1,188,616
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	1,450	1,711,709
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	1,000	1,182,898
Series K079, Class A2, 3.93%, 06/25/28 (Call 06/25/28)	1,000	1,188,425
Series K080, Class A2, 3.93%, 07/25/28 (Call 07/25/28)(a)	700	831,787
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(a)	1,500	1,776,397
Series K082, Class A2, 3.92%, 09/25/28 (Call 09/25/28)(a)	1,000	1,191,893
Series K083, Class A2, 4.05%, 09/25/28 (Call 09/25/28)(a)	1,185	1,419,280
Series K084, Class A2, 3.78%, 10/25/28 (Call 10/25/28)(a)	1,000	1,179,465
Series K085, Class A2, 4.06%, 10/25/28 (Call 10/25/28)(a)	2,000	2,396,177
Series K087, Class A2, 3.77%, 12/25/28	2,800	3,305,368
Series K088, Class A1, 3.48%, 09/25/28	346	389,226

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K088, Class A2, 3.69%, 01/25/29	$2,000	$2,354,754
Series K089, Class A2, 3.56%, 01/25/29	2,400	2,813,242
Series K090, Class A2, 3.42%, 02/25/29	500	581,568
Series K091, Class A2, 3.51%, 03/25/29	1,500	1,746,123
Series K092, Class A2, 3.30%, 04/25/29	2,000	2,302,964
Series K094, Class A2, 2.90%, 06/25/29	1,420	1,603,179
Series K096, Class A2, 2.52%, 07/25/29 (Call 07/25/29)	1,215	1,336,590
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	1,000	1,107,586
Series K101, Class A2, 2.52%, 10/25/29	250	274,305
Series K102, Class A1, 2.18%, 05/25/29 (Call 04/25/29)	991	1,067,967
Series K102, Class A2, 2.54%, 10/25/29 (Call 10/25/29)	1,000	1,098,162
Series K103, Class A2, 2.65%, 11/25/29	5,720	6,360,561
Series K105, Class A2, 1.87%, 01/25/30	835	880,583
Series K106, Class A2, 2.07%, 01/25/30	2,500	2,677,045
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	3,500	3,592,634
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	4,640	4,745,143
Series K1510, Class A2, 3.72%, 01/25/31	250	301,445
Series K1510, Class A3, 3.79%, 01/25/34	500	602,591
Series K-1512, Class A2, 2.99%, 05/25/31	230	262,891
Series K-1512, Class A3, 3.06%, 04/25/34	450	513,060
Series K-1513, Class A3, 2.80%, 08/25/34	1,000	1,114,352
Series K-1514, Class A2, 2.86%, 10/25/34	1,000	1,118,966
Series K152, Class A2, 3.08%, 01/25/31 (Call 01/25/31)	250	287,150
Series K153, Class A3, 3.12%, 10/25/31 (Call 10/25/31)(a)	500	575,451
Series K154, Class A2, 3.42%, 04/25/32 (Call 12/25/31)	500	581,874
Series K154, Class A3, 3.46%, 11/25/32 (Call 11/25/32)	345	403,923
Series K157, Class A2, 3.99%, 05/25/33 (Call 05/25/33)(a)	1,076	1,319,058
Series K159, Class A1, 3.95%, 12/25/29 (Call 12/25/29)	799	915,683
Series K159, Class A2, 3.95%, 11/25/30 (Call 11/25/30)(a)	833	1,014,553
Series K159, Class A3, 3.95%, 11/25/33 (Call 11/25/33)(a)	1,000	1,224,567
Series K720, Class A2, 2.72%, 06/25/22	800	817,139
Series K721, Class A2, 3.09%, 08/25/22(a)	1,000	1,029,487

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series K723, Class A2, 2.45%, 08/25/23	$455	$474,952
Series K724, Class A2, 3.06%, 11/25/23 (Call 11/25/23)(a)	1,400	1,488,763
Series K729, Class A1, 2.95%, 02/25/24	827	848,302
Series K729, Class A2, 3.14%, 10/25/24	1,500	1,630,719
Series K731, Class A2, 3.60%, 02/25/25 (Call 02/25/25)(a)	1,000	1,109,591
Series K733, Class A2, 3.75%, 08/25/25 (Call 08/25/25)	1,000	1,123,788
Series K734, Class A2, 3.21%, 02/25/26	2,445	2,718,791
Series KS03, Class A4, 3.16%, 05/25/25(a)	1,000	1,094,980
		183,999,803

Total U.S. Government Agency Obligations — 37.5% (Cost: $171,813,763)		183,999,803

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	3,540	3,540,000

Total Short-Term Investments — 0.7% (Cost: $3,540,000)		3,540,000

Total Investments in Securities — 100.2% (Cost: $466,778,154)		492,147,398

Other Assets, Less Liabilities — (0.2)%		(951,957)

Net Assets — 100.0%		$491,195,441

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,061,000	$479,000	(a)	$—	$—	$—	$3,540,000	3,540	$8,779	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® CMBS ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Collaterized Mortgage Obligations	$—	$304,607,595	$—	$304,607,595
U.S. Government Agency Obligations	—	183,999,803	—	183,999,803
Money Market Funds	3,540,000	—	—	3,540,000

	$3,540,000	$488,607,398	$—	$492,147,398

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments October 31, 2020	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 99.7%
Government National Mortgage Association
2.00%, 11/01/50(a)	$7,850	$8,154,494
2.50%, 01/15/28	6	6,415
2.50%, 02/20/28	12	12,197
2.50%, 01/20/31	191	199,179
2.50%, 07/20/35	3,105	3,248,802
2.50%, 04/20/43	24	25,593
2.50%, 12/20/46	2,779	2,933,761
2.50%, 01/20/47	276	291,252
2.50%, 08/20/50	24,879	26,079,060
2.50%, 09/20/50	7,016	7,354,911
2.50%, 11/01/50(a)	28,010	29,338,287
3.00%, 07/15/27	8	8,329
3.00%, 09/15/27	12	12,488
3.00%, 01/20/31	244	255,821
3.00%, 07/20/31	399	419,926
3.00%, 02/20/32	322	338,278
3.00%, 09/15/42	7	7,226
3.00%, 10/15/42	52	55,730
3.00%, 01/20/43	619	659,653
3.00%, 07/15/43	105	109,014
3.00%, 09/20/43	1,300	1,382,999
3.00%, 01/15/44	2,495	2,601,280
3.00%, 08/20/44	703	745,748
3.00%, 05/20/45	655	695,381
3.00%, 07/20/45	177	187,494
3.00%, 10/20/45	283	300,280
3.00%, 11/20/45	4,378	4,643,814
3.00%, 02/20/46	997	1,057,664
3.00%, 04/20/46	3,246	3,438,408
3.00%, 05/20/46	2,547	2,697,750
3.00%, 06/20/46	1,425	1,509,596
3.00%, 07/20/46	1,451	1,536,728
3.00%, 08/20/46	9,311	9,861,723
3.00%, 09/20/46	1,201	1,271,730
3.00%, 12/15/46	279	290,522
3.00%, 12/20/46	1,029	1,090,320
3.00%, 02/15/47	252	262,783
3.00%, 02/20/47	1,096	1,161,320
3.00%, 06/20/47	140	147,499
3.00%, 07/20/47	2,500	2,637,320
3.00%, 12/20/47	1,592	1,679,523
3.00%, 01/20/48	2,265	2,389,388
3.00%, 02/20/48	120	126,621
3.00%, 04/20/49	5,084	5,364,164
3.00%, 07/20/49	1,269	1,324,947
3.00%, 09/20/49	100	104,391
3.00%, 11/20/49	3,777	3,942,606
3.00%, 01/20/50	2,530	2,640,666
3.00%, 02/20/50	4,713	4,958,627
3.00%, 04/20/50	28,620	30,111,020
3.00%, 06/20/50	11,284	11,872,264
3.00%, 07/20/50	30,060	31,625,644
3.00%, 08/20/50	2,960	3,114,311
3.00%, 09/20/50	1,644	1,729,440
3.00%, 11/19/50(a)	11,844	12,362,255
3.50%, 02/15/26	5	4,906
3.50%, 11/15/26	4	3,738

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/20/27	$10	$10,793
3.50%, 01/20/31	75	79,503
3.50%, 07/20/32	228	241,590
3.50%, 09/15/41	8	8,797
3.50%, 06/20/42	6,295	6,851,209
3.50%, 09/15/42	25	26,957
3.50%, 09/20/42	220	239,480
3.50%, 10/15/42	11	11,954
3.50%, 10/20/42	521	567,182
3.50%, 11/15/42	45	48,433
3.50%, 11/20/42	1,695	1,844,534
3.50%, 12/20/42	176	191,228
3.50%, 03/15/43	647	703,024
3.50%, 05/15/43	53	57,682
3.50%, 06/15/43	149	162,211
3.50%, 04/20/45	640	690,047
3.50%, 11/20/45	25	27,161
3.50%, 12/20/45	174	187,153
3.50%, 03/20/46	916	980,952
3.50%, 04/20/46	145	155,324
3.50%, 06/20/46	1,455	1,558,068
3.50%, 07/20/46	8,648	9,258,184
3.50%, 11/20/46	25	26,892
3.50%, 12/20/46	328	350,675
3.50%, 01/20/47	127	135,989
3.50%, 02/20/47	319	341,908
3.50%, 03/20/47	683	729,048
3.50%, 04/20/47	205	224,599
3.50%, 08/20/47	874	958,607
3.50%, 10/20/47	4,225	4,515,793
3.50%, 11/20/47	2,699	2,879,764
3.50%, 12/15/47	591	635,849
3.50%, 12/20/47	678	736,947
3.50%, 01/20/48	909	969,573
3.50%, 02/20/48	3,846	4,103,544
3.50%, 04/20/48	184	202,299
3.50%, 01/20/50	11,470	12,075,891
3.50%, 03/20/50	9,960	10,486,568
3.50%, 04/20/50	30,414	32,021,294
3.50%, 05/20/50	18,384	19,355,525
3.50%, 06/20/50	4,057	4,327,292
3.50%, 08/20/50	6,463	6,893,183
3.50%, 11/01/50(a)	9,799	10,329,213
4.00%, 03/20/26	4	3,764
4.00%, 07/20/26	3	2,943
4.00%, 02/15/41	12	12,736
4.00%, 03/15/41	15	16,576
4.00%, 04/15/41	48	53,220
4.00%, 05/15/41	8	9,072
4.00%, 12/15/41	13	14,386
4.00%, 01/15/42	9	9,817
4.00%, 02/15/42	25	28,224
4.00%, 03/15/42	62	68,369
4.00%, 05/15/42	11	12,141
4.00%, 08/15/42	17	19,225
4.00%, 09/20/42	297	328,206
4.00%, 04/15/44	71	76,606
4.00%, 05/15/44	71	77,428
4.00%, 08/20/44	49	53,899
4.00%, 10/20/44	538	592,107

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/20/45	$2,025	$2,227,068
4.00%, 08/15/45	4,491	4,890,762
4.00%, 08/20/45	990	1,078,869
4.00%, 09/20/45	1,393	1,518,913
4.00%, 10/20/45	12	13,290
4.00%, 01/20/46	21	22,448
4.00%, 03/20/46	232	253,018
4.00%, 07/20/46	24	25,431
4.00%, 09/20/46	686	741,630
4.00%, 11/20/46	274	295,760
4.00%, 12/15/46	43	46,933
4.00%, 06/20/47	4,772	5,123,263
4.00%, 07/20/47	1,019	1,094,328
4.00%, 08/20/47	18	19,482
4.00%, 11/20/47	299	321,126
4.00%, 03/20/48	3,159	3,391,821
4.00%, 04/20/48	1,247	1,358,825
4.00%, 05/20/48	6,068	6,586,263
4.00%, 07/20/48	1,206	1,288,191
4.00%, 09/20/48	1,594	1,702,037
4.00%, 11/20/48	21,734	23,264,998
4.00%, 09/15/49	692	738,601
4.00%, 01/20/50	1,906	2,028,909
4.00%, 02/20/50	44	47,311
4.00%, 09/20/50	871	927,464
4.00%, 11/01/50(a)	6,750	7,180,576
4.50%, 04/15/24	6	5,964
4.50%, 07/20/24	2	2,621
4.50%, 08/15/39	153	170,994
4.50%, 07/15/40	41	46,304
4.50%, 08/15/40	65	72,896
4.50%, 11/20/45	403	449,336
4.50%, 08/20/46	713	794,755
4.50%, 09/20/46	104	116,616
4.50%, 10/20/46	114	127,731
4.50%, 11/20/46	124	137,889
4.50%, 04/20/47	15	16,039
4.50%, 06/20/47	17	18,994
4.50%, 02/20/48	1,036	1,129,195
4.50%, 06/20/48	75	81,346
4.50%, 07/20/48	472	510,051
4.50%, 08/20/48	389	420,755
4.50%, 10/20/48	387	418,188
4.50%, 12/20/48	3,940	4,261,837
4.50%, 03/20/49	58	63,086
4.50%, 06/20/49	2,130	2,286,782
4.50%, 08/20/49	687	737,854
4.50%, 10/20/49	539	582,627
4.50%, 01/20/50	3,301	3,544,551
4.50%, 11/01/50(a)	14,584	15,641,625

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 07/15/39	$35	$39,155
5.00%, 07/20/42	184	208,325
5.00%, 07/20/46	84	96,784
5.00%, 04/20/48	135	148,255
5.00%, 05/20/48	800	876,658
5.00%, 11/20/48	215	234,611
5.00%, 12/20/48	205	223,889
5.00%, 01/20/49	632	690,232
5.00%, 04/20/49	39	42,137
5.00%, 09/20/50	622	682,768
5.00%, 11/01/50(a)	8,019	8,699,362
5.00%, 11/19/50(a)	143	156,737
5.50%, 10/15/38	23	25,662
5.50%, 07/20/40	309	352,761
5.50%, 11/19/50 (a)	905	995,013
6.00%, 09/20/38	31	35,851
6.00%, 11/19/50(a)	200	222,531

		479,522,008

Total U.S. Government & Agency Obligations — 99.7% (Cost: $476,362,767)		479,522,008

Short-Term Investments

Money Market Funds — 20.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	97,794	97,794,000

Total Short-Term Investments — 20.3% (Cost: $97,794,000)		97,794,000

Total Investments Before TBA Sales Commitments — 120.0% (Cost: $574,156,767)		577,316,008

TBA Sales Commitments

Mortgage-Backed Securities — (0.4)%
Government National Mortgage Association, 3.00%, 11/19/50(a)	$(1,925)	(2,009,232)

Total TBA Sales Commitments — (0.4)% (Proceeds: $(2,012,227))		(2,009,232)

Total Investments, Net of TBA Sales Commitments — 119.6% (Cost: $572,144,540)		575,306,776

Other Assets, Less Liabilities — (19.6)%		(94,023,490)

Net Assets — 100.0%		$481,283,286

(a)	TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2020	iShares® GNMA Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$66,232,000	$31,562,000	(a)	$—	$—	$—	$97,794,000	97,794	$486,196	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Agency Obligations	$—	$479,522,008	$—	$479,522,008
Money Market Funds	97,794,000	—	—	97,794,000

	97,794,000	479,522,008	—	577,316,008

Liabilities
TBA Sales Commitments	—	(2,009,232)	—	(2,009,232)

	$97,794,000	$477,512,776	$—	$575,306,776

See notes to financial statements.

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® Treasury Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.4%
U.S. Treasury Floating Rate Note
0.16%, 07/31/22(a)	$19,518	$19,518,816
0.16%, 10/31/22, (3 mo.Treasury money market yield + 0.055%)(a)	35,000	34,999,993
0.21%, 04/30/22, (3 mo.Treasury money market yield + 0.114%)(a)	20,020	20,041,293
0.22%, 01/31/21, (3 mo.Treasury money market yield + 0.115%)(a)(b)	157,436	157,478,034
0.24%, 04/30/21, (3 mo.Treasury money market yield + 0.139%)(a)	36,150	36,173,412
0.25%, 01/31/22, (3 mo.Treasury money market yield + 0.154%)(a)	14,758	14,779,465
0.32%, 07/31/21, (3 mo.Treasury money market yield + 0.220%)(a)	39,258	39,318,715
0.40%, 10/31/21, (3 mo.Treasury money market yield + 0.300%)(a)	74,148	74,358,398

		396,668,126

Total U.S. Government Obligations — 97.4% (Cost: $396,424,537)		396,668,126

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 9.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)(e)	40,490	$40,490,250

Total Short-Term Investments — 9.9% (Cost: $40,490,250)		40,490,250

Total Investments in Securities — 107.3% (Cost: $436,914,787)		437,158,376

Other Assets, Less Liabilities — (7.3)%		(29,807,278)

Net Assets — 100.0%		$407,351,098

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,581,000	$36,909,250	(a)	$—	$—	$—	$40,490,250	40,490	$67,279	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$396,668,126	$—	$396,668,126
Money Market Funds	40,490,250	—	—	40,490,250

	$40,490,250	$396,668,126	$—	$437,158,376

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments October 31, 2020	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.0%
U.S. Treasury Note/Bond
0.13%, 04/30/22	$1,940	$1,939,470
0.13%, 05/31/22	357	356,861
0.13%, 07/31/22	2,660	2,658,441
0.13%, 08/31/22	53,086	53,054,895
0.13%, 09/30/22	153,171	153,075,268
0.13%, 10/31/22	200,072	199,954,770
0.13%, 05/15/23	35,937	35,890,675
0.13%, 07/15/23	279,340	278,881,709
0.13%, 08/15/23	24,706	24,661,606
0.13%, 09/15/23	61,338	61,213,407
0.13%, 10/15/23	100,936	100,730,974
0.25%, 04/15/23	144,049	144,324,718
0.25%, 05/31/25	27	26,889
0.25%, 07/31/25	10,189	10,136,463
0.25%, 08/31/25	6,426	6,390,356
0.25%, 10/31/25	100,018	99,377,260
0.38%, 03/31/22	48,967	49,123,446
0.38%, 09/30/27	5,080	4,994,275
0.50%, 03/31/25	360	362,714
0.50%, 04/30/27	33,374	33,207,130
0.50%, 05/31/27	36	35,796
0.50%, 06/30/27	5,480	5,445,536
0.50%, 08/31/27	1,475	1,463,873
0.50%, 10/31/27	49,910	49,465,489
0.63%, 03/31/27	60	60,209
0.63%, 05/15/30	1,737	1,703,466
0.63%, 08/15/30	400,293	391,536,591
1.13%, 08/31/21	186	187,526
1.13%, 02/28/22	261	264,395
1.13%, 02/28/25	67,172	69,509,901
1.13%, 02/28/27	1,779	1,841,682
1.13%, 05/15/40	265,276	253,089,884
1.13%, 08/15/40	1,005	956,387
1.25%, 08/31/24	225,984	234,361,297
1.25%, 05/15/50(a)	83,103	75,493,882
1.38%, 01/31/22	106,441	108,070,878
1.38%, 10/15/22	45,368	46,443,718
1.38%, 02/15/23	10,874	11,173,035
1.38%, 06/30/23	126,414	130,423,694
1.38%, 08/31/23	1,296	1,339,335
1.38%, 08/15/50	67,622	63,459,208
1.50%, 02/28/23	87,072	89,762,389
1.50%, 09/30/24	225	235,661
1.50%, 10/31/24	74,342	77,913,901
1.50%, 08/15/26	5,461	5,774,790
1.50%, 02/15/30	1,666	1,768,032
1.63%, 08/15/22	2,000	2,052,500
1.63%, 08/31/22	4,000	4,107,188
1.63%, 11/15/22	89,308	91,962,820
1.63%, 04/30/23	1,067	1,105,554
1.63%, 05/31/23	57,412	59,549,251
1.63%, 02/15/26	100,362	106,650,307
1.63%, 05/15/26	327,700	348,373,263
1.63%, 11/30/26	2,990	3,185,985
1.63%, 08/15/29	2,240	2,401,426
1.75%, 11/30/21	291,598	296,632,620
1.75%, 02/28/22	272,994	278,805,786

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 05/31/22	$1,000	$1,025,195
1.75%, 06/30/22	1,272	1,305,688
1.75%, 07/15/22	60,836	62,487,603
1.75%, 09/30/22	28,190	29,048,019
1.75%, 01/31/23	97,916	101,388,958
1.75%, 05/15/23	28,569	29,702,832
1.75%, 07/31/24	313	329,736
1.75%, 12/31/26	225	241,594
1.75%, 11/15/29(a)	2	1,626
1.88%, 01/31/22	158,226	161,637,748
1.88%, 02/28/22	55,290	56,559,942
1.88%, 03/31/22	49,298	50,497,713
1.88%, 04/30/22	196,947	202,024,540
1.88%, 05/31/22	3,000	3,081,563
1.88%, 07/31/22	73,821	76,032,747
1.88%, 08/31/22	308,225	317,856,619
1.88%, 09/30/22	330,334	341,160,182
1.88%, 10/31/22	27,209	28,140,058
1.88%, 08/31/24	1	1,061
1.88%, 06/30/26	288	310,017
1.88%, 07/31/26	5,531	5,966,134
2.00%, 08/31/21	116	117,785
2.00%, 12/31/21	55,290	56,475,711
2.00%, 07/31/22	1,000	1,032,070
2.00%, 10/31/22	43,619	45,220,635
2.00%, 11/30/22	5,718	5,935,999
2.00%, 04/30/24	18,417	19,543,414
2.00%, 05/31/24	23,003	24,435,296
2.00%, 02/15/25	292,092	312,994,834
2.00%, 08/15/25	294,003	316,707,733
2.00%, 11/15/26	181,984	197,978,687
2.00%, 02/15/50	11,258	12,254,953
2.13%, 08/15/21	4	4,063
2.13%, 09/30/21	99	100,270
2.13%, 12/31/21	6,428	6,575,541
2.13%, 05/15/22	22,684	23,370,723
2.13%, 06/30/22	174,154	179,848,019
2.13%, 12/31/22	114,346	119,188,360
2.13%, 11/30/23	18,355	19,439,092
2.13%, 02/29/24	39,538	42,026,114
2.13%, 09/30/24	21,748	23,305,191
2.13%, 05/15/25	196,779	212,567,873
2.25%, 04/15/22	194,272	200,213,992
2.25%, 12/31/23	74,020	78,779,255
2.25%, 01/31/24	4,009	4,272,091
2.25%, 04/30/24	150	160,500
2.25%, 10/31/24	76,444	82,392,299
2.25%, 11/15/24	369,996	399,003,001
2.25%, 11/15/25	105,766	115,565,990
2.25%, 03/31/26	40	43,877
2.25%, 02/15/27	293,942	324,897,877
2.25%, 08/15/27	472,149	523,919,401
2.25%, 11/15/27	175,733	195,345,633
2.25%, 08/15/49	51,091	58,617,288
2.38%, 01/31/23	170	178,414
2.38%, 08/15/24	649,078	700,573,429
2.38%, 04/30/26	235	259,583
2.38%, 05/15/27	244,729	272,997,669
2.38%, 05/15/29	16,383	18,569,033
2.38%, 11/15/49	760	894,959

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 02/15/22	$22,902	$23,596,217
2.50%, 03/31/23	45,968	48,544,722
2.50%, 08/15/23	1,219	1,297,033
2.50%, 01/31/24	12,221	13,122,299
2.50%, 02/15/45	6,173	7,383,844
2.50%, 02/15/46	86,428	103,568,907
2.50%, 05/15/46	166,218	199,234,348
2.63%, 12/15/21	46	47,272
2.63%, 02/28/23	22,134	23,395,465
2.63%, 06/30/23	43,594	46,413,987
2.63%, 12/31/23	76,988	82,837,283
2.63%, 03/31/25	238	261,361
2.63%, 02/15/29	13,848	15,943,822
2.75%, 09/15/21	682	697,425
2.75%, 05/31/23	225	239,845
2.75%, 07/31/23	150	160,500
2.75%, 08/31/23	19,843	21,272,316
2.75%, 02/15/24	1,463	1,583,556
2.75%, 06/30/25	89,398	99,294,638
2.75%, 02/15/28	289,380	332,538,313
2.75%, 08/15/42	14	17,059
2.75%, 11/15/42	76,618	95,318,078
2.75%, 08/15/47	221,530	278,721,713
2.75%, 11/15/47	73,209	92,146,110
2.88%, 10/15/21	1,601	1,641,888
2.88%, 11/15/21	105,974	108,954,519
2.88%, 10/31/23	13,797	14,899,144
2.88%, 11/30/23	63,728	68,943,241
2.88%, 04/30/25	59,925	66,716,276
2.88%, 05/31/25	178,252	198,723,128
2.88%, 07/31/25	200	223,633
2.88%, 11/30/25	21,805	24,518,700
2.88%, 05/15/28	103,383	120,077,507
2.88%, 08/15/28	80,089	93,279,240
2.88%, 05/15/43	26,748	33,977,401
2.88%, 08/15/45	134,382	171,563,025
2.88%, 11/15/46	224,948	288,469,448
2.88%, 05/15/49	19,990	25,873,775
3.00%, 09/30/25	213	239,594
3.00%, 10/31/25	17,614	19,887,995
3.00%, 11/15/44	6,253	8,125,725
3.00%, 11/15/45(a)	14	18,795
3.00%, 02/15/47	7,897	10,359,168
3.00%, 05/15/47	8	10,510
3.00%, 02/15/48	212,464	279,688,937
3.00%, 08/15/48	106,333	140,313,870
3.00%, 02/15/49	13,269	17,550,326
3.13%, 11/15/28	63,944	75,960,976
3.13%, 11/15/41	120,777	158,750,855
3.13%, 02/15/42	15	19,894
3.13%, 02/15/43	58,041	76,523,035
3.13%, 08/15/44	1,412	1,870,051
3.13%, 05/15/48	87,208	117,427,616
3.38%, 05/15/44	36,245	49,776,681
3.38%, 11/15/48	972	1,370,140
3.63%, 08/15/43	2,345	3,327,610
3.63%, 02/15/44	400	569,047

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.75%, 08/15/41	$15,542	$22,209,882
3.75%, 11/15/43	281,379	406,910,825
3.88%, 08/15/40	1,116	1,609,045
4.25%, 05/15/39	97,072	145,206,062
4.25%, 11/15/40	1,089	1,647,325
4.38%, 02/15/38	66	99,196
4.38%, 11/15/39	5	6,854
4.38%, 05/15/40	9,600	14,679,375
4.38%, 05/15/41	810	1,248,401
4.50%, 02/15/36	22,319	32,997,394
4.50%, 05/15/38	5,530	8,426,795
4.63%, 02/15/40	500	784,785
4.75%, 02/15/37	4	6,151
5.00%, 05/15/37	331	522,919
5.25%, 11/15/28	13	16,962
5.25%, 02/15/29	752	1,027,126
5.38%, 02/15/31	163	236,127
5.50%, 08/15/28	11,293	15,435,237
6.25%, 05/15/30	4	6,012
6.38%, 08/15/27	63	86,646
6.63%, 02/15/27	13	17,221
7.13%, 02/15/23	142,625	165,289,120
7.25%, 08/15/22	10	11,379
7.50%, 11/15/24	63	80,686
7.63%, 02/15/25	755	990,554
8.00%, 11/15/21	150	161,329
U.S. Treasury STRIPS Coupon 0.00%, 08/15/25(b)	46	44,986
0.00%, 05/15/26(b)	31,410	30,462,902
0.00%, 11/15/26(b)	645	621,145
0.00%, 02/15/27(b)	71,843	68,981,423
0.00%, 08/15/36(b)	14,479	11,615,766

		14,740,302,304

Total U.S. Government Obligations — 98.0% (Cost: $14,291,247,857)		14,740,302,304

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)(e)	516,572	516,571,506

Total Short-Term Investments — 3.5% (Cost: $516,571,506)		516,571,506

Total Investments in Securities — 101.5% (Cost: $14,807,819,363)		15,256,873,810

Other Assets, Less Liabilities — (1.5)%		(219,235,955)

Net Assets — 100.0%		$15,037,637,855

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$427,744,000	$88,827,506	(a)	$—	$—	$—	$516,571,506	516,572	$3,702,541	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(109,663)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$14,740,302,304	$—	$14,740,302,304
Money Market Funds	516,571,506	—	—	516,571,506

	$516,571,506	$14,740,302,304	$—	$15,256,873,810

See notes to financial statements.

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2020

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$488,607,398	$479,522,008	$396,668,126	$14,740,302,304
Affiliated(c)	3,540,000	97,794,000	40,490,250	516,571,506
Cash	1,787	—	4,683	1,051
Receivables:
Investments sold	3,884,197	—	25,529,300	166,434,221
Securities lending income — Affiliated	—	—	1,722	6
TBA sales commitments	—	2,012,227	—	—
Capital shares sold	—	—	—	908,160
Dividends	142	7,158	1,453	37,748
Interest	1,239,202	1,156,247	260,199	85,848,105

Total assets	497,272,726	580,491,640	462,955,733	15,510,103,101

LIABILITIES
Bank overdraft	—	284,483	—	—
Collateral on securities loaned, at value	—	—	20,552,250	116,506
TBA sales commitments, at value(d)	—	2,009,232	—	—
Payables:
Investments purchased	5,974,371	96,862,704	35,000,301	469,142,794
Capital shares redeemed	—	—	—	1,298,171
Investment advisory fees	102,914	51,935	52,084	1,907,775

Total liabilities	6,077,285	99,208,354	55,604,635	472,465,246

NET ASSETS	$491,195,441	$481,283,286	$407,351,098	$15,037,637,855

NET ASSETS CONSIST OF:
Paid-in capital	$463,044,637	$480,561,507	$407,103,734	$14,456,139,022
Accumulated earnings	28,150,804	721,779	247,364	581,498,833

NET ASSETS	$491,195,441	$481,283,286	$407,351,098	$15,037,637,855

Shares outstanding	8,950,000	9,450,000	8,100,000	543,700,000

Net asset value	$54.88	$50.93	$50.29	$27.66

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$20,105,341	$112,850

(b) Investments, at cost — Unaffiliated	$463,238,154	$476,362,767	$396,424,537	$14,291,247,857

(c) Investments, at cost — Affiliated	$3,540,000	$97,794,000	$40,490,250	$516,571,506

(d) Proceeds from TBA sales commitments	$—	$2,012,227	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations

Year Ended October 31, 2020

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$8,779	$486,196	$48,595	$3,633,499
Interest — Unaffiliated	12,537,900	4,524,726	3,560,845	237,354,558
Securities lending income — Affiliated — net	—	—	18,684	69,042
Other income — Unaffiliated	—	—	—	250,333

Total investment income	12,546,679	5,010,922	3,628,124	241,307,432

EXPENSES
Investment advisory fees	1,108,066	460,212	704,942	22,882,172
Miscellaneous	264	264	264	264

Total expenses	1,108,330	460,476	705,206	22,882,436

Less:
Investment advisory fees waived	—	(87,285)	—	—

Total expenses after fees waived	1,108,330	373,191	705,206	22,882,436

Net investment income	11,438,349	4,637,731	2,922,918	218,424,996

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	3,283,936	1,401,127	12,028	176,025,509
In-kind redemptions — Unaffiliated	—	—	267,162	738,603,892
Futures contracts	—	—	—	(109,663)

Net realized gain	3,283,936	1,401,127	279,190	914,519,738

Net change in unrealized appreciation (depreciation) on:

Investments — Unaffiliated	9,268,077	(16,364)	621,247	5,624,404

Net change in unrealized appreciation (depreciation)	9,268,077	(16,364)	621,247	5,624,404

Net realized and unrealized gain	12,552,013	1,384,763	900,437	920,144,142

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,990,362	$6,022,494	$3,823,355	$1,138,569,138

See notes to financial statements.

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares CMBS ETF		iShares GNMA Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,438,349	$9,946,639	$4,637,731	$3,541,147
Net realized gain (loss)	3,283,936	(201,219)	1,401,127	1,151,409
Net change in unrealized appreciation (depreciation)	9,268,077	27,067,625	(16,364)	5,466,143

Net increase in net assets resulting from operations	23,990,362	36,813,045	6,022,494	10,158,699

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(11,396,821)	(9,716,210)	(4,719,036)	(3,459,842)
Return of capital	—	—	(1,059,609)	—

Decrease in net assets resulting from distributions to shareholders	(11,396,821)	(9,716,210)	(5,778,645)	(3,459,842)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	56,577,750	83,937,402	302,286,876	69,570,572

NET ASSETS
Total increase in net assets	69,171,291	111,034,237	302,530,725	76,269,429
Beginning of year	422,024,150	310,989,913	178,752,561	102,483,132

End of year	$491,195,441	$422,024,150	$481,283,286	$178,752,561

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

	iShares Treasury Floating Rate Bond ETF		iShares U.S. Treasury Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,922,918	$12,033,736	$218,424,996	$212,098,725
Net realized gain (loss)	279,190	(109,191)	914,519,738	75,404,171
Net change in unrealized appreciation (depreciation)	621,247	(403,634)	5,624,404	699,270,325

Net increase in net assets resulting from operations	3,823,355	11,520,911	1,138,569,138	986,773,221

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,673,140)	(11,667,888)	(229,963,044)	(199,715,190)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(100,629,285)	201,064,332	(1,090,179,532)	7,684,957,730

NET ASSETS
Total increase (decrease) in net assets	(100,479,070)	200,917,355	(181,573,438)	8,472,015,761
Beginning of year	507,830,168	306,912,813	15,219,211,293	6,747,195,532

End of year	$407,351,098	$507,830,168	$15,037,637,855	$15,219,211,293

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2020 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares CMBS ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$53.42	$49.36	$51.60	$52.43	$51.45

Net investment income(a)	1.39	1.45	1.37	1.28	1.20
Net realized and unrealized gain (loss)(b)	1.47	4.04	(2.26)	(0.88)	0.97

Net increase (decrease) from investment operations	2.86	5.49	(0.89)	0.40	2.17

Distributions(c)
From net investment income	(1.40)	(1.43)	(1.35)	(1.23)	(1.19)

Total distributions	(1.40)	(1.43)	(1.35)	(1.23)	(1.19)

Net asset value, end of year	$54.88	$53.42	$49.36	$51.60	$52.43

Total Return
Based on net asset value	5.42%	11.27%	(1.74)%	0.80%	4.27%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.58%	2.81%	2.72%	2.49%	2.29%

Supplemental Data
Net assets, end of year (000)	$491,195	$422,024	$310,990	$250,247	$246,412

Portfolio turnover rate(d)	26%	21%	13%	19%	61%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$50.35	$47.67	$49.74		$50.83	$50.26

Net investment income(a)	0.77	1.34	1.12		0.80	0.53
Net realized and unrealized gain (loss)(b)	0.82	2.69	(2.05)		(0.72)	0.83

Net increase (decrease) from investment operations	1.59	4.03	(0.93)		0.08	1.36

Distributions(c)
From net investment income	(0.82)	(1.35)	(1.14)		(0.79)	(0.54)
From net realized gain	—	—	—		(0.26)	(0.25)
Return of capital	(0.19)	—	(0.00	)(d)	(0.12)	—

Total distributions	(1.01)	(1.35)	(1.14)		(1.17)	(0.79)

Net asset value, end of year	$50.93	$50.35	$47.67		$49.74	$50.83

Total Return
Based on net asset value	3.18%	8.55%	(1.90)%		0.18%	2.71%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%		0.15%	0.15%

Total expenses after fees waived	0.12%	0.13%	0.12%		0.12%	0.10%

Net investment income	1.51%	2.71%	2.31%		1.60%	1.05%

Supplemental Data
Net assets, end of year (000)	$481,283	$178,753	$102,483		$126,827	$175,375

Portfolio turnover rate(e)(f)	699%	529%	834%		917%	1,233%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$50.28	$50.31	$50.24	$50.14	$50.08

Net investment income(a)	0.31	1.08	0.92	0.39	0.14
Net realized and unrealized gain (loss)(b)	0.08	(0.04)	(0.07)	0.01	0.06

Net increase from investment operations	0.39	1.04	0.85	0.40	0.20

Distributions(c)
From net investment income	(0.38)	(1.07)	(0.78)	(0.30)	(0.14)

Total distributions	(0.38)	(1.07)	(0.78)	(0.30)	(0.14)

Net asset value, end of year	$50.29	$50.28	$50.31	$50.24	$50.14

Total Return
Based on net asset value	0.78%	2.09%	1.70%	0.80%	0.40%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.15%	0.15%	0.15%	0.15%	0.11%

Net investment income	0.62%	2.15%	1.83%	0.77%	0.29%

Supplemental Data
Net assets, end of year (000)	$407,351	$507,830	$306,913	$25,122	$20,056

Portfolio turnover rate(d)	44%	20%	17%	68%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Treasury Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$26.28	$24.17	$25.16	$25.74	$25.28

Net investment income(a)	0.39	0.53	0.48	0.40	0.36
Net realized and unrealized gain (loss)(b)	1.40	2.10	(1.00)	(0.61)	0.45

Net increase (decrease) from investment operations	1.79	2.63	(0.52)	(0.21)	0.81

Distributions(c)
From net investment income	(0.41)	(0.52)	(0.47)	(0.37)	(0.35)

Total distributions	(0.41)	(0.52)	(0.47)	(0.37)	(0.35)

Net asset value, end of year	$27.66	$26.28	$24.17	$25.16	$25.74

Total Return
Based on net asset value	6.84%	10.99%	(2.10)%	(0.82)%	3.23%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.43%	2.09%	1.95%	1.58%	1.39%

Supplemental Data
Net assets, end of year (000)	$15,037,638	$15,219,211	$6,747,196	$5,211,634	$2,635,596

Portfolio turnover rate(d)	91%	22%	27%	47%	48%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
CMBS	Diversified
GNMA Bond	Diversified
Treasury Floating Rate Bond	Diversified
U.S. Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., TBA sales commitments and futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (continued)

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Treasury Floating Rate Bond
BMO Capital Markets	$20,105,341	$20,105,341		$—	$—

U.S. Treasury Bond
Barclays Capital Inc.	$18,607	$18,607		$—	$—
Deutsche Bank Securities Inc.	94,243	94,243		—	—

	112,850	112,850		—	—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
CMBS	0.25%
GNMA Bond	0.15
Treasury Floating Rate Bond	0.15
U.S. Treasury Bond	0.15

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares GNMA Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Treasury Floating Rate Bond	$7,503
U.S. Treasury Bond	23,159

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

40	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
U.S. Treasury Bond	$4,859,801,659	$6,412,838,573	$23,326,045

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, including TBA rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$85,582,335	$52,461,311	$80,794,088	$61,622,238
GNMA Bond	2,446,224,942	2,145,514,407	—	—
Treasury Floating Rate Bond	190,158,819	190,056,952	—	—
U.S. Treasury Bond	14,084,427,363	13,534,732,074	—	—

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
CMBS	$5,418,014	$—
Treasury Floating Rate Bond	174,110,401	276,798,990
U.S. Treasury Bond	7,209,808,505	8,283,160,806

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to certain deemed distributions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
CMBS	$98,970	$(98,970)
Treasury Floating Rate Bond	267,162	(267,162)
U.S. Treasury Bond	758,378,832	(758,378,832)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19
CMBS
Ordinary income	$11,396,821	$9,716,210

GNMA Bond
Ordinary income	$4,719,036	$3,459,842
Return of capital	1,059,609	—

	$5,778,645	$3,459,842

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (continued)

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19
Treasury Floating Rate Bond
Ordinary income	$3,673,140	$11,667,888

U.S. Treasury Bond
Ordinary income	$229,963,044	$199,715,190

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryfowards (a)	Net Unrealized Gains (Losses)	(b)	Total
CMBS	$1,015,050	$1,775,193	$—	$25,360,561		$28,150,804
GNMA Bond	—	—	(2,436,184)	3,157,963		721,779
Treasury Floating Rate Bond	24,478	—	(20,703)	243,589		247,364
U.S. Treasury Bond	114,841,779	22,644,287	—	444,012,767		581,498,833

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

For the year ended October 31, 2020, the Funds utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized
CMBS	$1,335,672
GNMA Bond	1,405,400
Treasury Floating Rate Bond	7,579
U.S. Treasury Bond	32,785,575

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$466,786,837	$26,494,652	$(1,134,091)	$25,360,561
GNMA Bond	574,161,040	4,591,879	(1,436,911)	3,154,968
Treasury Floating Rate Bond	436,914,787	243,595	(6)	243,589
U.S. Treasury Bond	14,812,861,043	455,526,949	(11,514,182)	444,012,767

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,

42	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
CMBS
Shares sold	2,150,000	$116,484,415	2,350,000	$122,068,084
Shares redeemed	(1,100,000)	(59,906,665)	(750,000)	(38,130,682)

Net increase	1,050,000	56,577,750	1,600,000	83,937,402

GNMA Bond
Shares sold	6,700,000	342,951,025	2,200,000	108,684,802
Shares redeemed	(800,000)	(40,664,149)	(800,000)	(39,114,230)

Net increase	5,900,000	302,286,876	1,400,000	69,570,572

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (continued)

	Year Ended 10/31/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
Treasury Floating Rate Bond
Shares sold	3,600,000	$180,980,299	8,500,000	$427,257,234
Shares redeemed	(5,600,000)	(281,609,584)	(4,500,000)	(226,192,902)

Net increase (decrease)	(2,000,000)	(100,629,285)	4,000,000	201,064,332

U.S. Treasury Bond
Shares sold	279,100,000	7,601,212,924	402,200,000	10,264,642,441
Shares redeemed	(314,600,000)	(8,691,392,456)	(102,100,000)	(2,579,684,711)

Net increase (decrease)	(35,500,000)	(1,090,179,532)	300,100,000	7,684,957,730

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares CMBS ETF, iShares GNMA Bond ETF,

iShares Treasury Floating Rate Bond ETF and iShares U.S. Treasury Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares CMBS ETF, iShares GNMA Bond ETF, iShares Treasury Floating Rate Bond ETF and iShares U.S. Treasury Bond ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	45

Important Tax Information  (unaudited)

For the fiscal year ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
CMBS	$11,438,349
GNMA Bond	4,638,368
Treasury Floating Rate Bond	2,803,518
U.S. Treasury Bond	218,424,996

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest
CMBS	$4,089
GNMA Bond	211,855
Treasury Floating Rate Bond	2,782,628
U.S. Treasury Bond	214,737,040

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended October 31, 2020:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
CMBS	$94,847
U.S. Treasury Bond	3,665,243

46	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares CMBS ETF, iShares GNMA Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	47

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Treasury Floating Rate Bond ETF, iShares U.S. Treasury Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

48	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	49

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
CMBS	$1.395565	$—	$—	$1.395565	100%	—%	—%		100%
Treasury Floating Rate Bond	0.382267	—	—	0.382267	100	—	—		100
U.S. Treasury Bond(a)	0.404887	—	0.001155	0.406042	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	51

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	53

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

54	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	55

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Interactive Data Pricing and Reference Data LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1005-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ

•	iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

Global Bond Market Overview

Global investment-grade bonds advanced for the 12 months ended October 31, 2020 (“reporting period”). The Bloomberg Barclays Global Aggregate Index, a broad measure of global bond market performance, returned 5.63% in U.S. dollar terms for the reporting period.

Market disruption due to the coronavirus pandemic drove sharp volatility in bond prices, followed by a steady recovery after governments worldwide intervened to support fixed-income markets and economic activity. As the extent of the outbreak became evident in late February and early March 2020, uncertainty led investors to move out of stocks and into bonds, and global bond yields (which are inversely related to prices) declined. But the continued spread of the virus and related restrictions on economic activity led to a significant increase in yields, as investors became concerned that the pandemic-related downturn would restrict liquidity and limit the ability of sovereign and corporate borrowers to issue new bonds. However, the swift action of central banks helped stabilize credit markets and improve liquidity, and a gradual, but significant, recovery in bond prices followed.

U.S. bond prices followed the global pattern: an advance in the immediate aftermath of the pandemic, followed by a sharp decline and subsequent recovery, leading to a positive performance for the reporting period overall. In response to the economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020. It further stabilized bond markets by implementing bond buying programs for U.S. Treasuries, mortgage-backed securities, and corporate bonds. Bond prices rose thereafter, driving Treasury yields to historic lows despite record issuance to fund government fiscal stimulus programs. Fed action, along with signs that defaults would be lower than anticipated, drove corporate bond prices higher beginning in late March 2020. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

European bonds also advanced, benefiting from efforts by the European Central Bank (“ECB”) to stabilize and provide liquidity for markets. In March 2020, the ECB instituted a €750 billion bond purchasing program that authorized purchases of government and corporate bonds. The ECB augmented this program with an additional €600 billion in June 2020, further bolstering the European bond market. To finance its recovery efforts, in October 2020 the E.U. issued its own large-scale bonds for the first time (previously most European debt was issued only by individual member states). Demand for the issuance was high, indicating significant investor appetite for E.U.-backed bonds.

Bonds in the Asia/Pacific region posted a modest return after a sharp decline in bond prices in March 2020 was followed by a relatively modest rebound. Japanese bond prices in particular declined amid a significant increase in issuance of government bonds to finance stimulus efforts. To support this influx of bond supply and improve market liquidity, the Bank of Japan increased its bond-buying program for both government and corporate bonds. Bonds in other parts of the Asia/Pacific region posted gains, however, as foreign investors in search of yield buoyed bond prices in South Korea, Malaysia, and Thailand. Emerging market bonds also advanced amid a strong economic recovery in China, which helped reassure yield-hungry investors that economic conditions were improving in the latter part of the reporting period.

4	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® Core 1-5 Year USD Bond ETF

Investment Objective

The iShares Core 1-5 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining maturities between one and five years, as represented by the Bloomberg Barclays U.S. Universal 1-5 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.22%	2.87%	2.15%	4.22%	15.20%	18.62%
Fund Market	4.25	2.85	2.16	4.25	15.10	18.73
Index	4.33	2.95	2.25	4.33	15.63	19.55

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Index Performance through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Government/Credit 1-5 Year Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 1-5 Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,021.80	$0.30		$1,000.00	$1,024.80	$0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® Core 1-5 Year USD Bond ETF

Portfolio Management Commentary

U.S. dollar-denominated short- and intermediate-term bonds advanced for the reporting period. The Fed responded to the economic impact of the coronavirus pandemic by cutting interest rates, which led to higher bond prices.

U. S. Treasury bonds contributed the most to the Index’s return. Uncertainty surrounding the pandemic and volatility in equities markets increased investor demand for U. S. Treasuries. The Fed signaled that interest rates would remain low and that it would purchase unlimited amounts of U.S. Treasuries amid the recession, benefiting U.S. government bonds. Inflation was low by historic standards, and the Fed’s announcement that it would allow inflation to exceed its long-time target of 2% bolstered expectations of continued low interest rates. Negative sovereign bond yields in Europe boosted investor demand for U.S. Treasuries given their relatively higher yield.

Corporate bonds also contributed significantly to the Index’s return. The Fed’s announcement that it would for the first time directly purchase corporate debt led to sharply reduced corporate bond yields. From a sector perspective, investor demand for bonds issued by banks rose, driven by expectations that banks would benefit as the economy recovered. Bonds in the consumer non-cyclicals area also showed strength, especially pharmaceuticals companies amid robust demand for new bonds linked to the pandemic.

From a credit quality perspective, government-equivalent-rated bonds were the largest contributor to the Index’s return, reflecting both increased investor demand for higher-rated debt following the onset of the pandemic and the substantial weight of these bonds in the Index on average for the reporting period. Bonds with investment-grade ratings also contributed robustly to the Index’s return, as investor demand rose significantly due to the Fed’s support of the corporate bond market.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	59.5%
Aa	4.1
A	12.9
Baa	13.0
Ba	4.0
B	3.0
Caa	0.9
Ca	0.1
Not Rated	2.5

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments (a)
U.S. Government & Agency Obligations	54.3%
Corporate Bonds & Notes	37.4
Foreign Government Obligations	6.7
Collaterized Mortgage Obligations	1.3
Asset-Backed Securities	0.6
Municipal Debt Obligations	0.1
Floating Rate Loan Interests	0.0
TBA Sales Commitments	(0.4)
Common Stocks	0.0
Warrants	0.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® Core International Aggregate Bond ETF

Investment Objective

The iShares Core International Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global non-U.S. dollar-denominated investment-grade bonds that mitigates exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Bloomberg Barclays Global Aggregate ex USD 10% Issuer Capped (Hedged) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.16%	4.59%	3.16%	25.03%
Fund Market	3.16	4.63	3.16	25.28
Index	3.35	4.70	3.35	25.63

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/10/15. The first day of secondary market trading was 11/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,016.70	$ 0.46		$ 1,000.00	$ 1,024.70	$ 0.46		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020 (continued)	iShares® Core International Aggregate Bond ETF

Portfolio Management Commentary

As represented by the Index, international investment-grade bonds advanced on a currency-hedged basis for the reporting period. While local currency bonds gained on a U.S. dollar basis, hedging detracted somewhat from the Index’s performance.

In U.S. dollar terms, government debt contributed the most to the Index’s return. French government bonds were the leading contributors, as yields on the French 10-year treasury bond declined amid a migration toward higher-quality European bonds. Similarly, German bonds advanced as yields declined despite beginning the reporting period at historically low levels. Yields on the German 30-year bond entered negative territory for only the second time amid strong investor demand.

Government bonds from Italy and the U.K. also contributed to the Index’s performance. Italian bonds benefited from relatively higher yields compared with other European bonds and from the ECB’s bond-buying program, which assuaged investors’ concerns about creditworthiness. In the U.K., continued uncertainty over trade negotiations related to the U.K.’s departure from the E.U. led investors to shift toward bonds despite increased issuance to fund fiscal stimulus.

Among the local currencies represented in the Index, euro appreciation relative to the U.S. dollar benefited the Index’s return the most. A pan-European stimulus package in July 2020 boosted investors’ optimism surrounding the Eurozone, and falling U.S. interest rates narrowed the difference in yield between U.S. and European bonds.

The positive performance of some foreign currencies meant hedging activity detracted from the Index’s return. A fully hedged investor seeks to bypass the currency fluctuations — both on the upside and on the downside — related to holding foreign-currency-denominated securities. The Index’s hedging activity offset the positive impact of foreign currency performance relative to the U.S. dollar, resulting in an Index return that was relatively close to the Index’s return measured in local currencies.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
Foreign Government Obligations	79.3%
Corporate Bonds & Notes	20.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
China	12.7%
Japan	11.5
France	11.1
Germany	9.4
United Kingdom	9.1
Canada	6.8
Italy	6.7
Spain	4.9
Australia	3.0
Supranational	2.7

(a)	Excludes money market funds.

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2018-2, Class A, 3.01%, 10/15/25	$3,000	$3,189,260
Drive Auto Receivables Trust Series 2018-2, Class D, 4.14%, 08/15/24 (Call 08/15/22)	3,000	3,103,682
GM Financial Automobile Leasing Trust Series 2020-2, Class A3, 0.80%, 07/20/23 (Call 02/20/23)	2,790	2,806,866
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class A4, 2.65%, 02/16/24 (Call 10/16/22)	1,634	1,663,452
Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 11/16/23)	1,861	1,895,632
Honda Auto Receivables Owner Trust
Series 2019-2, Class A4, 2.54%, 03/21/25 (Call 10/21/22)	2,375	2,474,756
Series 2020-2, Class A4, 1.09%, 10/15/26 (Call 08/15/23)	2,750	2,792,968
Nissan Auto Lease Trust
Series 2020-A, Class A3, 1.84%, 01/17/23 (Call 11/15/22)	2,000	2,034,391
Series 2020-A, Class A4, 1.88%, 04/15/25 (Call 11/15/22)	1,870	1,908,552
Santander Drive Auto Receivables Trust
Series 2018-4, Class C, 3.56%, 07/15/24 (Call 08/15/22)	1,918	1,947,276
Series 2020-1, Class C, 4.11%, 12/15/25 (Call 07/15/24)	1,018	1,089,827
USAA Auto Owner Trust Series 2019-1, Class A4, 2.14%, 11/15/24 (Call 06/15/22)	4,070	4,171,638
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 05/15/24)	430	430,004

Total Asset-Backed Securities — 0.6% (Cost: $28,931,280)		29,508,304

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Benchmark Mortgage Trust, Series 2018-B4, Class A2, 3.98%, 07/15/51	3,490	3,696,588
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45 (Call 05/15/22)	750	771,762
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	2,000	2,160,741
Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	5,366	5,701,255
Series 2013-CR9, Class A4, 4.22%, 07/10/45(a)	2,000	2,136,532
Series 2014-CR20, Class A3, 3.33%, 11/10/47	4,000	4,290,173
Series 2014-CR20, Class A4, 3.59%, 11/10/47	4,200	4,553,346
GS Mortgage Securities Trust
Series 2014-GC20, Class AAB, 3.66%, 04/10/47	1,574	1,651,913
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	2,000	2,131,807
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	4,000	4,361,185
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	2,831	3,064,251

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	$225	$244,872
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	3,000	3,266,792
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 11/15/24)	1,695	1,777,520
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	150	162,846
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.08%, 07/15/46(a)	3,000	3,204,530
Series 2013-C10, Class AS, 4.08%, 07/15/46(a)	1,000	1,066,897
Series 2013-C11, Class A4, 4.15%, 08/15/46 (Call 07/15/23)(a)	1,000	1,078,186
Series 2013-C7, Class A3, 2.66%, 02/15/46	2,020	2,056,023
Series 2014-C17, Class A4, 3.44%, 08/15/47 (Call 03/15/24)	3,000	3,149,083
Series 2014-C18, Class ASB, 3.62%, 10/15/47	1,404	1,473,243
Series 2015-C22, Class A4, 3.31%, 04/15/48	250	270,322
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	970	1,067,844
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	800	834,612
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	1,252	1,313,463
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	3,000	3,093,349

		58,579,135

Total Collaterized Mortgage Obligations — 1.2% (Cost: $57,500,810)		58,579,135

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(b)	200	203,820
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	323	332,868
3.75%, 02/15/23	320	341,350
4.20%, 04/15/24	290	320,363
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/01/21)(b)	375	361,845
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	1,027	1,074,314
3.65%, 11/01/24 (Call 08/01/24)	148	162,419
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%, 02/15/24 (Call 02/15/21)	170	173,043
6.25%, 06/15/25 (Call 06/15/22)(b)	175	178,899
WPP Finance 2010
3.63%, 09/07/22	161	169,074
3.75%, 09/19/24	268	293,136

		3,611,131

Aerospace & Defense — 0.4%
Airbus Finance BV, 2.70%, 04/17/23(b)	539	562,387

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
BAE Systems Holdings Inc., 3.80%, 10/07/24(b)	$60	$66,573
BAE Systems PLC, 4.75%, 10/11/21(b)	81	84,179
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	365	364,861
2.13%, 03/01/22 (Call 02/01/22)	280	282,234
2.35%, 10/30/21	225	228,141
2.70%, 05/01/22	354	359,986
2.80%, 03/01/23 (Call 02/01/23)	170	173,459
2.80%, 03/01/24 (Call 02/01/24)	323	328,869
2.85%, 10/30/24 (Call 07/30/24)	61	62,158
4.51%, 05/01/23 (Call 04/01/23)	983	1,042,737
4.88%, 05/01/25 (Call 04/01/25)	1,468	1,596,743
Embraer Netherlands Finance BV, 5.05%, 06/15/25	600	577,392
Embraer Overseas Ltd., 5.70%, 09/16/23(b)	25	25,429
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	211	218,881
2.25%, 11/15/22 (Call 08/15/22)	487	503,611
2.38%, 11/15/24 (Call 09/15/24)	112	119,427
3.25%, 04/01/25 (Call 03/01/25)	980	1,079,784
3.38%, 05/15/23 (Call 04/15/23)	683	732,224
3.50%, 05/15/25 (Call 03/15/25)	54	60,151
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	505	531,189
5.87%, 02/23/22	200	210,996
6.88%, 05/01/25 (Call 04/01/25)	515	572,567
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	24	26,753
3.85%, 06/15/23 (Call 05/15/23)	651	703,041
3.95%, 05/28/24 (Call 02/28/24)	335	367,130
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	422	459,022
3.10%, 01/15/23 (Call 11/15/22)	228	240,538
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	1,408	1,464,911
2.93%, 01/15/25 (Call 11/15/24)	838	907,453
3.25%, 08/01/23	141	151,798
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)(b)	667	690,979
2.80%, 03/15/22 (Call 02/15/22)(b)	681	701,096
3.20%, 03/15/24 (Call 01/15/24)(b)	250	268,312
3.70%, 12/15/23 (Call 09/15/23)(b)	80	86,741
3.95%, 08/16/25 (Call 06/16/25)	695	789,854
Spirit AeroSystems Inc.
3.95%, 06/15/23 (Call 05/15/23)	155	139,133
5.50%, 01/15/25 (Call 10/15/22)(b)	195	198,323
7.50%, 04/15/25 (Call 04/15/22)(b)	490	494,361
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	405	450,566
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(c)	600	610,632
TransDigm Inc.
6.50%, 07/15/24 (Call 07/15/21)	493	494,489
6.50%, 05/15/25 (Call 05/15/21)	325	324,883
Triumph Group Inc.
5.25%, 06/01/22 (Call 11/30/20)	140	121,296
6.25%, 09/15/24 (Call 09/15/21)(b)	200	172,868
7.75%, 08/15/25 (Call 08/15/21)	175	113,755
8.88%, 06/01/24 (Call 02/01/23)(b)	335	356,628

		20,118,540

Security	Par (000)	Value

Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	$963	$1,016,004
2.85%, 08/09/22	1,437	1,495,860
2.95%, 05/02/23	108	113,784
3.49%, 02/14/22	384	398,753
3.80%, 02/14/24 (Call 01/14/24)	705	767,752
4.00%, 01/31/24	213	233,725
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)	86	93,323
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	501	530,013
3.22%, 08/15/24 (Call 06/15/24)	1,270	1,362,456
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	2,485	2,494,194
3.95%, 06/15/25(b)	49	54,467
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	87	87,501
3.00%, 09/25/22 (Call 08/25/22)	324	336,289
4.35%, 03/15/24 (Call 02/15/24)	431	473,497
Cargill Inc.
1.38%, 07/23/23(b)	1,161	1,187,343
3.25%, 03/01/23(b)	95	100,954
3.30%, 03/01/22 (Call 12/01/21)(b)	20	20,598
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/21)(b)	100	103,161
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	475	503,058
3.50%, 02/11/23 (Call 11/11/22)(b)	300	314,133
3.75%, 07/21/22 (Call 05/21/22)(b)	560	583,856
4.25%, 07/21/25 (Call 04/21/25)(b)	15	16,681
MHP SE, 7.75%, 05/10/24(c)	200	209,080
Philip Morris International Inc.
1.13%, 05/01/23	244	248,128
1.50%, 05/01/25 (Call 04/01/25)	717	738,603
2.13%, 05/10/23 (Call 03/10/23)	291	302,139
2.38%, 08/17/22 (Call 07/17/22)	608	628,873
2.50%, 08/22/22	474	492,003
2.50%, 11/02/22 (Call 10/02/22)	593	616,981
2.63%, 02/18/22 (Call 01/18/22)	495	508,360
2.63%, 03/06/23	60	62,963
2.88%, 05/01/24 (Call 04/01/24)	322	345,680
2.90%, 11/15/21	325	333,369
3.25%, 11/10/24	327	359,053
3.38%, 08/11/25 (Call 05/11/25)	12	13,348
3.60%, 11/15/23	230	251,298
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,515	1,710,920
4.85%, 09/15/23	148	165,483
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/21)(b)	300	299,463

		19,573,146

Airlines — 0.2%
American Airlines Group Inc.
3.75%, 03/01/25(b)(d)	195	96,652
5.00%, 06/01/22(b)	250	162,385
American Airlines Inc., 11.75%, 07/15/25(b)	1,025	997,223
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	212	183,480
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	378	328,686

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
3.63%, 03/15/22 (Call 02/15/22)	$402	$393,795
3.80%, 04/19/23 (Call 03/19/23)	344	328,021
7.00%, 05/01/25(b)	1,484	1,619,296
Delta Air Lines Inc. Pass Through Trust
Series 2007-1, Class A, 6.82%, 02/10/24	53	53,353
Series 2019-1, Class AA, 3.20%, 10/25/25	20	19,870
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	1,170	1,187,269
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/22)(c)	250	183,118
Korean Air Lines Co. Ltd., 2.00%, 09/04/22(c)	400	406,848
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	124	128,212
4.75%, 05/04/23	2,280	2,443,522
5.25%, 05/04/25 (Call 04/04/25)	867	961,963
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	355	376,360
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	36	33,027
United Airlines Holdings Inc.
4.25%, 10/01/22	194	176,410
4.88%, 01/15/25	175	146,909
5.00%, 02/01/24(d)	125	109,369
Unity 1 Sukuk Ltd., 3.86%, 11/30/21(c)	421	428,582

		10,764,350

Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	375	390,694
5.38%, 05/15/25 (Call 05/15/22)(b)	275	289,399
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)	425	435,693
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	175	171,741
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	448	481,165
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	235	247,854
Ralph Lauren Corp.
1.70%, 06/15/22	85	86,609
3.75%, 09/15/25 (Call 07/15/25)	28	31,390
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	325	330,444
4.25%, 04/01/25 (Call 01/01/25)	72	75,476
VF Corp.
2.05%, 04/23/22	269	275,184
2.40%, 04/23/25 (Call 03/23/25)	348	369,639
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(b)	200	210,048
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(b)	160	170,226

		3,565,562

Auto Manufacturers — 1.4%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/21)(b)	450	453,942
American Honda Finance Corp.
0.65%, 09/08/23	50	50,122
0.88%, 07/07/23	165	166,384
1.20%, 07/08/25	51	51,529
1.95%, 05/20/22	132	135,163
1.95%, 05/10/23	615	636,537
2.05%, 01/10/23	224	231,553
2.15%, 09/10/24	375	394,436
2.20%, 06/27/22	242	249,195

Security	Par (000)	Value

Auto Manufacturers (continued)
2.40%, 06/27/24	$327	$345,773
2.60%, 11/16/22	224	233,748
2.90%, 02/16/24	117	125,051
3.38%, 12/10/21	294	303,643
3.45%, 07/14/23	405	436,387
3.55%, 01/12/24	457	497,083
3.63%, 10/10/23	244	265,640
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 04/15/21)(b)(d)	200	201,478
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/21)(b)	220	222,200
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	500	524,485
2.50%, 12/06/21(c)	10	10,200
BMW U.S. Capital LLC
2.25%, 09/15/23 (Call 07/15/23)(b)	70	72,927
2.70%, 04/06/22 (Call 03/06/22)(b)	220	226,593
2.95%, 04/14/22(b)	261	270,226
3.15%, 04/18/24 (Call 03/18/24)(b)	530	568,828
3.45%, 04/12/23 (Call 03/12/23)(b)	452	480,268
3.80%, 04/06/23(b)	124	133,191
3.90%, 04/09/25 (Call 03/09/25)(b)	1,029	1,146,985
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	135	134,860
3.65%, 10/01/23 (Call 07/01/23)	281	305,613
Daimler Finance North America LLC
2.00%, 07/06/21(b)	55	55,551
2.13%, 03/10/25(b)	405	421,135
2.55%, 08/15/22(b)	165	170,209
2.70%, 06/14/24(b)	304	321,863
2.85%, 01/06/22(b)	405	415,230
3.30%, 05/19/25(b)	210	228,938
3.40%, 02/22/22(b)	710	734,715
3.65%, 02/22/24(b)	480	521,021
3.70%, 05/04/23(b)	405	433,492
3.75%, 11/05/21(b)	175	180,359
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	450	478,467
Ford Motor Co.
8.50%, 04/21/23	1,585	1,749,222
9.00%, 04/22/25 (Call 03/22/25)	1,405	1,655,245
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	200	198,096
3.09%, 01/09/23	525	519,876
3.10%, 05/04/23	515	507,795
3.22%, 01/09/22	200	199,252
3.34%, 03/28/22 (Call 02/28/22)	410	408,991
3.35%, 11/01/22	490	487,957
3.37%, 11/17/23	420	416,220
3.55%, 10/07/22	228	227,877
3.66%, 09/08/24	500	495,450
3.81%, 01/09/24 (Call 11/09/23)	500	499,435
4.06%, 11/01/24 (Call 10/01/24)	530	532,915
4.13%, 08/04/25	500	499,530
4.14%, 02/15/23 (Call 01/15/23)	465	469,669
4.25%, 09/20/22	200	202,798
4.38%, 08/06/23	400	408,020
4.69%, 06/09/25 (Call 04/09/25)	250	255,870
5.13%, 06/16/25 (Call 05/16/25)	660	687,892
5.58%, 03/18/24 (Call 02/18/24)	565	593,459
5.60%, 01/07/22	470	481,242

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.88%, 08/02/21	$718	$732,137
Geely Automobile Holdings Ltd.
3.63%, 01/25/23(c)	200	204,768
4.00%, (Call 12/04/24)(a)(c)(e)	200	201,546
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(c)	200	196,740
General Motors Co.
4.88%, 10/02/23	179	195,395
5.40%, 10/02/23	442	488,909
6.13%, 10/01/25 (Call 09/01/25)	315	368,856
General Motors Financial Co. Inc.
1.70%, 08/18/23	57	57,506
2.75%, 06/20/25 (Call 05/20/25)	2,200	2,272,886
2.90%, 02/26/25 (Call 01/26/25)	623	646,637
3.15%, 06/30/22 (Call 05/30/22)	880	905,388
3.25%, 01/05/23 (Call 12/05/22)	104	107,839
3.45%, 01/14/22 (Call 12/14/21)	498	510,943
3.45%, 04/10/22 (Call 02/10/22)	1,047	1,077,206
3.50%, 11/07/24 (Call 09/07/24)	317	335,529
3.55%, 07/08/22	252	261,407
3.70%, 05/09/23 (Call 03/09/23)	682	716,707
3.95%, 04/13/24 (Call 02/13/24)	320	341,024
4.00%, 01/15/25 (Call 10/15/24)	40	42,871
4.15%, 06/19/23 (Call 05/19/23)	731	778,669
4.20%, 11/06/21	178	183,518
4.25%, 05/15/23	115	122,549
4.30%, 07/13/25 (Call 04/13/25)	60	65,456
4.35%, 04/09/25 (Call 02/09/25)	26	28,415
5.10%, 01/17/24 (Call 12/17/23)	754	828,156
5.20%, 03/20/23	1,950	2,117,329
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	257	261,341
3.35%, 02/15/23 (Call 01/15/23)(b)	185	192,073
3.35%, 06/08/25 (Call 05/08/25)(b)	542	571,452
4.05%, 02/04/22(b)	258	266,573
Hyundai Capital America
1.25%, 09/18/23(b)	2,000	2,004,780
1.80%, 10/15/25 (Call 09/15/25)(b)	780	778,939
2.38%, 02/10/23(b)	189	194,258
2.65%, 02/10/25 (Call 01/10/25)(b)	375	387,893
2.85%, 11/01/22(b)	160	165,613
3.10%, 04/05/22(c)	100	102,938
3.40%, 06/20/24(c)	200	212,196
3.95%, 02/01/22(c)	305	315,995
4.13%, 06/08/23(c)(d)	300	322,425
4.30%, 02/01/24(c)	225	243,572
5.88%, 04/07/25 (Call 03/07/25)(b)	1,000	1,166,330
Hyundai Capital Services Inc.
3.00%, 03/06/22(c)	800	821,240
3.00%, 08/29/22(c)	400	414,176
3.75%, 03/05/23(c)	250	265,008
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 02/01/21)(b)(d)	150	146,364
7.75%, 10/15/25 (Call 10/15/22)(b)	200	202,022
Navistar International Corp., 9.50%, 05/01/25 (Call 04/21/22)(b)	290	321,221
Nissan Motor Acceptance Corp.
2.60%, 09/28/22(b)	390	394,306
2.80%, 01/13/22(b)	180	182,477
3.45%, 03/15/23(b)	110	113,034
3.88%, 09/21/23(b)	361	376,725

Security	Par (000)	Value

Auto Manufacturers (continued)
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	$755	$766,038
3.52%, 09/17/25 (Call 08/17/25)(b)	975	982,225
PACCAR Financial Corp.
0.35%, 08/11/23	17	16,983
0.80%, 06/08/23	18	18,184
1.80%, 02/06/25	86	89,787
1.90%, 02/07/23	83	85,776
2.00%, 09/26/22	152	156,748
2.15%, 08/15/24	310	327,394
2.30%, 08/10/22	170	175,833
2.65%, 05/10/22	279	288,748
2.65%, 04/06/23	29	30,605
2.85%, 03/01/22	114	117,795
3.40%, 08/09/23	111	119,810
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(b)	800	827,752
Toyota Motor Corp.
2.16%, 07/02/22	289	297,754
2.36%, 07/02/24	321	340,193
3.42%, 07/20/23	233	251,920
Toyota Motor Credit Corp.
0.45%, 07/22/22	127	127,260
0.50%, 08/14/23	41	41,148
1.15%, 05/26/22	351	355,303
1.35%, 08/25/23	1,325	1,357,913
1.80%, 10/07/21	161	163,285
1.80%, 02/13/25	348	362,915
2.00%, 10/07/24	435	456,402
2.15%, 09/08/22	455	470,056
2.25%, 10/18/23	163	171,442
2.60%, 01/11/22	433	444,557
2.63%, 01/10/23	131	137,334
2.65%, 04/12/22	379	391,575
2.70%, 01/11/23	221	232,052
2.80%, 07/13/22	468	487,328
2.90%, 03/30/23	2,035	2,156,693
2.90%, 04/17/24	173	185,899
3.00%, 04/01/25	55	60,308
3.30%, 01/12/22	365	377,698
3.35%, 01/08/24	176	190,867
3.40%, 04/14/25	18	20,043
3.45%, 09/20/23	504	546,754
Volkswagen Group of America Finance LLC
2.85%, 09/26/24(b)	215	228,235
3.35%, 05/13/25(b)	1,010	1,099,536
4.00%, 11/12/21(b)	200	207,066
4.25%, 11/13/23(b)	700	769,111
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/21)(b)	150	150,750

		64,628,243

Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(b)	270	296,846
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 04/01/21)(d)	275	278,465
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	185	203,411
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(d)	149	162,462
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(b)	235	248,560
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(b)	100	108,752

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(b)	$200	$206,996
Dana Inc., 5.50%, 12/15/24 (Call 12/15/20)	175	178,593
GC EOS Buyer Inc., 9.25%, 08/01/25 (Call 08/01/22)(b)	50	48,995
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/20)	365	362,781
9.50%, 05/31/25 (Call 05/31/22)	360	395,651
Hankook Tire & Technology Co. Ltd., 3.50%, 01/30/23(c)	200	210,146
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	126	138,004
Meritor Inc.
6.25%, 02/15/24 (Call 02/15/21)	160	162,885
6.25%, 06/01/25 (Call 06/01/22)(b)	185	189,335
Tenneco Inc., 5.38%, 12/15/24 (Call 12/15/20)	40	33,030
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/20)	150	115,677
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	250	262,522
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(b)	154	162,510
Weichai International Hong Kong Energy Group Co. Ltd., 3.75%, (Call 09/14/22)(a)(c)(e)	400	403,560
ZF North America Capital Inc.
4.50%, 04/29/22(b)	235	241,954
4.75%, 04/29/25(b)	450	464,773

		4,875,908

Banks — 10.6%
ABN AMRO Bank NV, 4.40%, 03/27/28 (Call 03/27/23)(a)(c)	400	422,464
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(c)	200	212,560
ADCB Finance Cayman Ltd.
4.00%, 03/29/23(c)	200	212,730
4.50%, 03/06/23(c)	640	680,525
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(c)(e)	400	431,552
Agricultural Bank of China Ltd./Hong Kong, 0.89%, 07/30/22, (3 mo. LIBOR US + 0.680%)(a)(c)	600	599,262
Agricultural Bank of China Ltd./Singapore, 0.88%, 09/23/22, (3 mo. LIBOR US + 0.660%)(a)(c)	600	598,836
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(c)	200	216,954
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(a)(b)	575	618,769
Akbank T.A.S.
5.00%, 10/24/22(c)	300	293,400
5.13%, 03/31/25(c)	200	184,716
AKCB Finance Ltd., 4.75%, 10/09/23(c)	400	435,952
Al Ahli Bank of Kuwait KSCP, 3.50%, 04/05/22(c)	200	206,296
Amber Circle Funding Ltd., 3.25%, 12/04/22(c)	1,040	1,079,010
ANZ New Zealand Int’l Ltd./London
2.88%, 01/25/22(b)	250	257,605
3.40%, 03/19/24(b)	360	389,963
ASB Bank Ltd.
3.13%, 05/23/24(b)	200	214,678
3.75%, 06/14/23(b)	450	485,289
Australia & New Zealand Banking Group Ltd., 2.95%, 07/22/30 (Call 07/22/25)(a)(b)	1,000	1,037,010

Security	Par (000)	Value

Banks (continued)
Australia & New Zealand Banking Group Ltd./New York NY
2.55%, 11/23/21	$600	$614,100
2.63%, 05/19/22	255	264,126
2.63%, 11/09/22	775	810,472
Banco BBVA Peru SA
5.00%, 08/26/22(b)	350	373,363
5.25%, 09/22/29 (Call 09/22/24)(a)(c)	200	217,538
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	2,100	2,097,564
1.13%, 09/18/25	2,100	2,088,177
Banco Bradesco SA/Cayman Islands
2.85%, 01/27/23(c)	800	808,600
3.20%, 01/27/25(c)	200	202,082
5.75%, 03/01/22(c)	200	209,484
Banco Davivienda SA, 5.88%, 07/09/22(c)	200	211,688
Banco de Bogota SA, 5.38%, 02/19/23(c)	200	210,748
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(c)(d)	400	415,336
3.13%, 07/01/30 (Call 07/01/25)(a)(b)	600	610,410
3.13%, 07/01/30 (Call 07/01/25)(a)(c)	600	610,410
4.25%, 04/01/23(c)	400	427,576
Banco del Estado de Chile
2.70%, 01/09/25 (Call 12/09/24)(c)	400	420,164
3.88%, 02/08/22(b)	600	621,066
Banco do Brasil SA/Cayman
3.88%, 10/10/22	600	617,292
4.63%, 01/15/25(c)	400	425,088
4.75%, 03/20/24(c)	600	637,776
4.88%, 04/19/23(c)	400	422,876
5.88%, 01/26/22(c)	600	624,492
5.88%, 01/19/23(c)	400	426,976
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(c)	650	685,379
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(c)	200	206,428
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(c)	500	524,960
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(c)(d)	300	315,468
5.38%, 04/17/25(c)	1,000	1,122,780
Banco Santander SA
2.71%, 06/27/24	755	798,631
2.75%, 05/28/25	940	990,863
3.13%, 02/23/23	240	251,698
3.50%, 04/11/22	445	462,342
3.85%, 04/12/23	445	475,910
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	700	708,869
5.13%, 09/11/22	500	527,730
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(c)	400	433,244
Banistmo SA, 3.65%, 09/19/22(c)	400	407,804
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(c)	200	210,610
Bank Muscat SAOG, 4.88%, 03/14/23(c)	200	201,390
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23)(a)	5,700	5,705,187
1.20%, 10/24/26 (Call 10/24/25)(a)	3,000	3,002,850
1.32%, 06/19/26 (Call 06/19/25)(a)	3,577	3,598,820
1.49%, 05/19/24 (Call 05/19/23)(a)	25	25,497
2.02%, 02/13/26 (Call 02/13/25)(a)	4,485	4,644,173

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.46%, 10/22/25 (Call 10/22/24)(a)	$1,010	$1,066,499
2.50%, 10/21/22 (Call 10/21/21)	1,441	1,469,935
2.82%, 07/21/23 (Call 07/21/22)(a)	428	444,037
2.88%, 04/24/23 (Call 04/24/22)(a)	822	849,151
3.00%, 12/20/23 (Call 12/20/22)(a)	2,235	2,344,291
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)	1,064	1,096,431
3.30%, 01/11/23	1,328	1,408,132
3.37%, 01/23/26 (Call 01/23/25)(a)	969	1,056,995
3.46%, 03/15/25 (Call 03/15/24)(a)	917	992,176
3.55%, 03/05/24 (Call 03/05/23)(a)	1,255	1,336,650
3.86%, 07/23/24 (Call 07/23/23)(a)	1,133	1,227,458
3.88%, 08/01/25	170	192,556
4.00%, 04/01/24	761	841,453
4.00%, 01/22/25	122	135,651
4.10%, 07/24/23	1,142	1,250,604
4.13%, 01/22/24	951	1,051,197
4.20%, 08/26/24	938	1,046,255
5.70%, 01/24/22	951	1,013,053
Series L, 3.95%, 04/21/25	240	267,526
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(e)	1,200	1,284,024
Bank of China Ltd.
2.38%, 01/16/25(c)	600	622,926
5.00%, 11/13/24(c)	1,200	1,332,204
Bank of China Ltd./Hong Kong
1.10%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(c)	200	200,236
3.13%, 04/17/24(c)	200	211,682
Bank of China Ltd./Macau, 2.88%, 04/20/22(c)	800	821,096
Bank of China Ltd./Paris, 1.14%, 11/22/22, (3 mo. LIBOR US + 0.88%)(a)(c)	1,000	1,002,170
Bank of China Ltd./Singapore, 1.07%, 04/17/23, (3 mo. LIBOR US + 0.85%)(a)(c)	900	901,161
Bank of Communications Co. Ltd./Hong Kong
0.80%, 01/22/23, (3 mo. LIBOR US + 0.580%)(a)(c)	700	695,660
1.01%, 03/21/22, (3 mo. LIBOR US + 0.780%)(a)(c)	400	399,752
1.02%, 07/20/23, (3 mo. LIBOR US + 0.800%)(a)(c)	1,000	998,270
1.13%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(c)	200	199,988
1.15%, 12/04/22, (3 mo. LIBOR US + 0.900%)(a)(c)	400	400,424
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(c)	500	513,555
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	280	303,234
Bank of Montreal
1.85%, 05/01/25	282	294,112
2.05%, 11/01/22	599	618,905
2.35%, 09/11/22	765	794,430
2.50%, 06/28/24	510	540,952
2.55%, 11/06/22 (Call 10/06/22)	369	384,321
2.90%, 03/26/22	854	884,343
4.34%, 10/05/28 (Call 10/05/23)(a)	344	371,747
Series E, 3.30%, 02/05/24	1,093	1,180,243
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,348	1,396,461
1.85%, 01/27/23 (Call 12/27/22)	440	453,319
1.95%, 08/23/22	357	367,628

Security	Par (000)	Value

Banks (continued)
2.10%, 10/24/24	$431	$453,860
2.20%, 08/16/23 (Call 06/16/23)	618	647,163
2.60%, 02/07/22 (Call 01/07/22)	703	722,037
2.66%, 05/16/23 (Call 05/16/22)(a)	466	481,751
2.95%, 01/29/23 (Call 12/29/22)	552	582,636
3.25%, 09/11/24 (Call 08/11/24)	250	273,670
3.40%, 05/15/24 (Call 04/15/24)	102	111,486
3.45%, 08/11/23	352	381,160
3.50%, 04/28/23	339	364,723
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	37	40,503
Series G, 3.00%, 02/24/25 (Call 01/24/25)	116	126,677
Bank of New Zealand, 3.50%, 02/20/24(b)	360	390,586
Bank of Nova Scotia (The)
0.80%, 06/15/23	15	15,102
1.30%, 06/11/25	161	163,983
1.63%, 05/01/23	501	514,642
1.88%, 04/26/21	30	30,234
1.95%, 02/01/23	259	267,547
2.00%, 11/15/22	250	258,145
2.20%, 02/03/25	504	532,496
2.38%, 01/18/23	227	236,421
2.45%, 09/19/22	560	582,019
2.70%, 03/07/22	947	977,162
3.40%, 02/11/24	1,091	1,183,637
Bank of the Philippine Islands
2.50%, 09/10/24(c)	400	412,804
4.25%, 09/04/23(c)	400	431,320
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(c)	200	212,564
Banque Federative du Credit Mutuel SA
2.13%, 11/21/22(b)	500	516,435
2.70%, 07/20/22(b)	250	259,380
3.75%, 07/20/23(b)	460	497,426
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	895	911,262
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(a)	1,010	1,059,025
3.68%, 01/10/23 (Call 01/10/22)	360	371,567
3.93%, 05/07/25 (Call 05/07/24)(a)	1,610	1,734,389
4.34%, 05/16/24 (Call 05/16/23)(a)	685	737,012
4.38%, 09/11/24	400	431,168
4.61%, 02/15/23 (Call 02/15/22)(a)	655	685,864
BBK BSC, 5.50%, 07/09/24(c)	800	809,792
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(c)	800	861,544
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	300	310,146
Series 2018-M12, Class A2, 2.50%, 08/27/24 (Call 07/27/24)	80	83,346
BDO Unibank Inc., 2.95%, 03/06/23(c)	150	155,627
BNG Bank NV
1.50%, 09/06/22(b)(d)	500	511,130
1.50%, 10/16/24(b)	1,000	1,041,110
2.38%, 02/01/22(b)	700	718,263
2.50%, 01/23/23(b)	500	524,200
2.63%, 02/27/24(b)	1,000	1,073,740
3.00%, 09/20/23(b)	500	537,880
BNP Paribas SA
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	1,600	1,656,800
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	850	899,665
2.95%, 05/23/22(b)	200	207,572
3.25%, 03/03/23	810	862,982

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 01/09/25(b)	$860	$932,833
3.50%, 03/01/23(b)	525	558,253
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	850	939,573
BNZ International Funding Ltd./London
2.65%, 11/03/22(b)	250	260,848
3.38%, 03/01/23(b)	500	532,660
BOS Funding Ltd.
4.00%, 09/18/24(c)	200	206,114
4.23%, 03/07/22(c)	400	411,024
Boubyan Sukuk Ltd., 2.59%, 02/18/25(c)	400	411,188
BPCE SA
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	1,300	1,305,850
2.38%, 01/14/25(b)	940	982,112
2.75%, 12/02/21	275	282,131
2.75%, 01/11/23(b)	715	749,863
3.00%, 05/22/22(b)	355	367,638
4.00%, 09/12/23(b)	250	271,875
4.00%, 04/15/24	815	901,618
4.50%, 03/15/25(b)	600	665,982
5.15%, 07/21/24(b)	200	224,090
5.70%, 10/22/23(b)	510	572,755
Caixa Economica Federal, 3.50%, 11/07/22(c)(d)	350	359,132
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	119	120,359
2.25%, 01/28/25	78	82,311
2.55%, 06/16/22	823	853,056
2.61%, 07/22/23 (Call 07/22/22)(a)	816	844,552
3.10%, 04/02/24	688	741,767
3.50%, 09/13/23	804	874,704
Canara Bank/London, 3.25%, 08/10/22(c)	800	815,272
CBQ Finance Ltd., 5.00%, 05/24/23(c)	400	432,368
China CITIC Bank Corp. Ltd., 1.25%, 12/14/22, (3 mo. LIBOR US + 1.000%)(a)(c)	800	800,280
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(c)	250	262,148
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(c)	600	602,580
4.25%, 02/27/29 (Call 02/27/24)(a)(c)	1,510	1,610,989
China Development Bank, 2.63%, 01/24/22(c)	1,200	1,226,736
China Development Bank Corp./Hong Kong, 1.88%, 11/03/21(c)	200	202,070
China Everbright Bank Co. Ltd., 1.06%, 08/03/23(a)(c)	1,000	998,740
China Merchants Bank Co. Ltd./London, 0.97%, 06/19/22, (3 mo. LIBOR US + 0.740%)(a)(c)	400	399,140
China Minsheng Banking Corp. Ltd./Hong Kong, 1.29%, 03/09/23, (3 mo. LIBOR US + 1.050%)(a)(c)	400	398,788
CIMB Bank Bhd, 3.26%, 03/15/22(c)	400	411,984
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(a)	210	218,734
4.75%, 02/16/24 (Call 11/16/23)	203	218,217
5.00%, 08/15/22	475	500,645
5.00%, 08/01/23	300	323,169
5.25%, 03/07/25 (Call 12/07/24)	215	240,290
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,045	1,145,153
CITIC Ltd.
2.80%, 12/14/21(c)	200	202,854
6.80%, 01/17/23(c)	500	556,700

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
1.68%, 05/15/24 (Call 05/15/23)(a)	$270	$276,531
2.31%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.867%)(a)	784	798,175
2.70%, 10/27/22 (Call 09/27/22)	347	361,872
2.75%, 04/25/22 (Call 03/25/22)	1,361	1,404,484
2.88%, 07/24/23 (Call 07/24/22)(a)	1,404	1,457,113
2.90%, 12/08/21 (Call 11/08/21)	984	1,008,935
3.11%, 04/08/26 (Call 04/08/25)(a)	2,642	2,852,567
3.14%, 01/24/23 (Call 01/24/22)(a)	1,512	1,558,040
3.30%, 04/27/25	35	38,630
3.35%, 04/24/25 (Call 04/24/24)(a)	1,483	1,602,322
3.38%, 03/01/23	10	10,635
3.50%, 05/15/23	603	645,632
3.75%, 06/16/24	319	351,583
3.88%, 10/25/23	479	524,816
3.88%, 03/26/25	116	128,179
4.00%, 08/05/24	96	105,966
4.04%, 06/01/24 (Call 06/01/23)(a)	781	846,440
4.05%, 07/30/22	1,035	1,096,324
4.40%, 06/10/25	847	958,296
4.50%, 01/14/22	954	1,000,460
5.50%, 09/13/25	581	688,787
Comerica Bank, 2.50%, 07/23/24	250	265,273
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	908	980,776
Commerzbank AG, 8.13%, 09/19/23(b)	375	430,946
Commonwealth Bank of Australia
2.50%, 09/18/22(b)	490	509,776
2.75%, 03/10/22(b)	653	674,634
3.35%, 06/04/24(b)	384	418,737
3.45%, 03/16/23(b)	478	511,876
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	600	595,848
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	870	878,030
2.63%, 07/22/24(b)	725	772,408
3.88%, 02/08/22	921	962,454
3.88%, 09/26/23(b)	600	655,506
3.95%, 11/09/22	525	559,561
4.38%, 08/04/25	400	452,284
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	983	1,011,713
2.75%, 01/10/23	650	682,181
Corp. Group Banking SA, 6.75%, 03/15/23 (Call 03/15/21)(b)	250	70,658
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(c)	1,000	1,026,550
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	1,000	1,024,330
3.25%, 10/04/24(b)	535	577,896
3.38%, 01/10/22(b)	540	557,599
3.75%, 04/24/23(b)	530	569,082
Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, 01/29/25(c)	200	201,050
Credit Suisse AG/New York NY
1.00%, 05/05/23	1,150	1,164,214
2.80%, 04/08/22	1,010	1,045,350
2.95%, 04/09/25	1,025	1,118,675
3.00%, 10/29/21	585	600,684
Credit Suisse Group AG
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	2,015	2,082,785
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	950	996,008

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 12/14/23 (Call 12/14/22)(a)(b)	$275	$286,737
3.57%, 01/09/23 (Call 01/09/22)(b)	650	671,274
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	525	567,294
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	600	663,960
3.80%, 09/15/22	775	819,539
3.80%, 06/09/23	975	1,048,856
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	500	505,035
2.70%, 03/02/22(b)	250	257,073
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	1,000	1,060,380
3.88%, 09/12/23(b)	250	269,033
5.00%, 01/12/23 (Call 01/12/22)(a)(b)	920	960,489
5.38%, 01/12/24(b)	635	712,768
DBS Group Holdings Ltd.
3.30%, (Call 02/27/25)(a)(c)(e)	400	399,228
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	210	228,856
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(a)	600	584,070
4.50%, 04/01/25	700	712,719
Deutsche Bank AG/London, 3.70%, 05/30/24	637	676,488
Deutsche Bank AG/New York NY
2.22%, 09/18/24 (Call 09/18/23)(a)	960	970,723
3.30%, 11/16/22	525	545,260
3.95%, 02/27/23	505	531,114
3.96%, 11/26/25 (Call 11/26/24)(a)	800	854,928
4.25%, 10/14/21	410	421,652
Series D, 5.00%, 02/14/22	740	774,787
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(c)	200	209,348
Dexia Credit Local SA
1.63%, 10/16/24(b)	1,500	1,559,325
2.38%, 09/20/22(b)	1,500	1,554,420
DIB Sukuk Ltd.
2.95%, 02/20/25(c)	500	519,430
3.63%, 02/06/23(c)	1,200	1,251,048
3.66%, 02/14/22(c)	600	617,964
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	690	725,625
3.35%, 02/06/23 (Call 01/06/23)	275	290,796
4.20%, 08/08/23	10	10,946
4.68%, 08/09/28 (Call 08/09/23)(a)	440	461,432
Ecobank Transnational Inc., 9.50%, 04/18/24(c)	200	208,172
Emirates Development Bank PJSC, 3.52%, 03/06/24(c)	400	426,388
Emirates NBD Bank , 2.63%, 02/18/25(c)	800	835,296
Emirates NBD Bank PJSC, 6.13%, (Call 03/20/25)(a)(c)(e)	200	206,426
Fab Sukuk Co. Ltd.
3.63%, 03/05/23(c)	200	211,286
3.88%, 01/22/24(c)	800	862,184
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(b)	200	208,938
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	451	462,816
2.38%, 01/28/25 (Call 12/29/24)	160	169,102
2.60%, 06/15/22 (Call 05/15/22)	723	746,722
3.50%, 03/15/22 (Call 02/15/22)	397	412,273
3.65%, 01/25/24 (Call 12/25/23)	888	967,183
4.30%, 01/16/24 (Call 12/16/23)	192	211,363

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	$470	$483,527
2.88%, 10/01/21 (Call 09/01/21)	465	475,170
First Abu Dhabi Bank
1.18%, 04/16/22, (3 mo. LIBOR US + 0.950%)(a)(c)	400	400,656
3.00%, 03/30/22(c)	200	206,488
First Horizon National Corp.
3.55%, 05/26/23 (Call 04/26/23)	14	14,718
4.00%, 05/26/25 (Call 04/26/25)	65	71,214
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	315	324,167
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(c)	400	412,000
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	101	101,688
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(b)	175	176,428
8.25%, 04/15/25 (Call 04/15/21)(b)	300	303,474
10.75%, 04/01/24 (Call 04/01/21)(b)	125	136,701
Global Bank Corp., 4.50%, 10/20/21(c)	200	204,618
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	1,436	1,463,844
2.88%, 10/31/22 (Call 10/31/21)(a)	1,602	1,640,176
2.91%, 06/05/23 (Call 06/05/22)(a)	1,113	1,153,190
2.91%, 07/24/23 (Call 07/24/22)(a)	1,282	1,331,370
3.00%, 04/26/22 (Call 04/26/21)	3,031	3,068,312
3.20%, 02/23/23 (Call 01/23/23)	964	1,019,845
3.27%, 09/29/25 (Call 09/29/24)(a)	777	843,255
3.50%, 01/23/25 (Call 10/23/24)	915	1,000,781
3.50%, 04/01/25 (Call 03/01/25)	2,268	2,501,082
3.63%, 01/22/23	833	888,828
3.63%, 02/20/24 (Call 01/20/24)	960	1,043,501
3.75%, 05/22/25 (Call 02/22/25)	342	380,417
3.85%, 07/08/24 (Call 04/08/24)	806	882,352
4.00%, 03/03/24	1,611	1,776,289
5.75%, 01/24/22	1,709	1,819,641
Grupo Aval Ltd., 4.75%, 09/26/22(c)	420	436,359
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 11/30/20)(c)	147	146,642
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(a)	1,675	1,679,975
2.10%, 06/04/26 (Call 06/04/25)(a)	1,000	1,020,480
2.63%, 11/07/25 (Call 11/07/24)(a)	855	895,082
3.03%, 11/22/23 (Call 11/22/22)(a)	450	470,929
3.26%, 03/13/23 (Call 03/13/22)(a)	1,205	1,246,464
3.60%, 05/25/23	350	375,998
3.80%, 03/11/25 (Call 03/11/24)(a)	880	952,653
3.95%, 05/18/24 (Call 05/18/23)(a)	415	446,291
4.00%, 03/30/22	960	1,007,654
4.25%, 03/14/24	810	877,384
4.25%, 08/18/25	1,000	1,105,120
HSBC USA Inc., 3.50%, 06/23/24	10	10,851
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	821	838,192
2.63%, 08/06/24 (Call 07/06/24)	783	833,073
4.00%, 05/15/25 (Call 04/15/25)	86	97,348
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	405	415,935
2.50%, 08/07/22 (Call 07/07/22)	525	543,721
3.13%, 04/01/22 (Call 03/01/22)	25	25,914

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ICICI Bank Ltd./Dubai, 3.25%, 09/09/22(c)	$400	$409,156
Industrial & Commercial Bank of China Ltd.
1.00%, 07/20/23(c)	1,000	995,250
1.20%, 07/20/25(c)	1,000	988,320
4.88%, 09/21/25(c)	600	676,290
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 0.99%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(c)	600	596,988
Industrial & Commercial Bank of China Ltd./Hong Kong
0.91%, 09/16/22, (3 mo. LIBOR US + 0.670%)(a)(c)	400	398,720
1.02%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(c)	400	397,536
1.21%, 02/21/22, (3 mo. LIBOR US + 0.965%)(a)(c)	200	200,526
2.25%, 09/16/22(c)	600	612,864
2.88%, 02/21/22(c)	400	409,416
Industrial & Commercial Bank of China Ltd./London, 1.06%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(c)	400	400,028
Industrial & Commercial Bank of China Ltd./Luxembourg, 0.97%, 06/11/22, (3 mo. LIBOR US + 0.720%)(a)(c)	400	399,248
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	250	259,328
Industrial & Commercial Bank of China Ltd./Singapore
0.93%, 04/25/22, (3 mo. LIBOR US + 0.720%)(a)(c)	400	399,624
1.08%, 04/16/23, (3 mo. LIBOR US + 0.85%)(a)(c)	300	299,940
1.16%, 04/24/22, (3 mo. LIBOR US + 0.950%)(a)(c)	797	798,873
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(c)	300	306,570
Industrial Bank Co. Ltd./Hong Kong, 1.10%, 11/20/21, (3 mo. LIBOR US + 0.85%)(a)(c)	200	200,112
Industrial Senior Trust, 5.50%, 11/01/22(c)	300	312,747
ING Groep NV
3.15%, 03/29/22	525	544,677
3.55%, 04/09/24	560	609,414
4.10%, 10/02/23	995	1,091,993
4.70%, 03/22/28 (Call 03/22/23)(a)(c)	400	424,964
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(c)	330	303,346
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	250	257,650
3.38%, 01/12/23(b)	205	213,124
5.02%, 06/26/24(b)	800	844,288
5.25%, 01/12/24	255	282,469
Series XR, 3.25%, 09/23/24(b)	465	489,984
Itau Unibanco Holding SA/Cayman Island
2.90%, 01/24/23(c)	800	808,232
3.25%, 01/24/25(c)	400	406,360
5.13%, 05/13/23(c)	400	423,860
5.50%, 08/06/22(c)(d)	400	420,568
5.65%, 03/19/22(c)(d)	400	417,272
6.20%, 12/21/21(c)(d)	500	522,350
JPMorgan Chase & Co.
1.51%, 06/01/24 (Call 06/01/23)(a)	227	231,958

Security	Par (000)	Value

Banks (continued)
2.01%, 03/13/26 (Call 03/13/25)(a)	$3,215	$3,343,053
2.08%, 04/22/26 (Call 04/22/25)(a)	3,179	3,323,040
2.30%, 10/15/25 (Call 10/15/24)(a)	955	1,003,791
2.70%, 05/18/23 (Call 03/18/23)	1,140	1,201,150
2.78%, 04/25/23 (Call 04/25/22)(a)	839	867,803
2.97%, 01/15/23 (Call 01/15/22)	378	389,763
3.13%, 01/23/25 (Call 10/23/24)	122	133,021
3.20%, 01/25/23	1,547	1,643,378
3.21%, 04/01/23 (Call 04/01/22), (3 mo. LIBOR US + 0.695%)(a)	294	305,498
3.22%, 03/01/25 (Call 03/01/24)(a)	270	290,720
3.25%, 09/23/22	1,446	1,525,226
3.38%, 05/01/23	918	980,534
3.56%, 04/23/24 (Call 04/23/23)(a)	1,482	1,587,726
3.63%, 05/13/24	675	743,674
3.80%, 07/23/24 (Call 07/23/23)(a)	1,266	1,372,547
3.88%, 02/01/24	275	303,441
3.88%, 09/10/24	1,223	1,355,769
3.90%, 07/15/25 (Call 04/15/25)	78	88,221
4.02%, 12/05/24 (Call 12/05/23)(a)	889	978,905
4.50%, 01/24/22	1,855	1,949,716
Kasikornbank PCL/Hong Kong, 2.38%, 04/06/22(c)	200	203,230
KEB Hana Bank, 3.50%, 01/30/24(c)	200	215,672
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	2,050	2,089,503
2.30%, 09/14/22	5	5,179
2.40%, 06/09/22	260	268,286
3.38%, 03/07/23	260	277,576
KfW
0.25%, 10/19/23	230	229,763
0.38%, 07/18/25	1,445	1,437,602
1.38%, 08/05/24	2,173	2,256,682
1.63%, 02/15/23	149	153,637
1.75%, 08/22/22	1,251	1,285,365
2.00%, 11/30/21	1,285	1,309,415
2.00%, 09/29/22	180	186,079
2.00%, 10/04/22	1,470	1,519,906
2.00%, 05/02/25	2,061	2,201,787
2.13%, 03/07/22	2,153	2,208,138
2.13%, 06/15/22	1,184	1,220,349
2.13%, 01/17/23	2,026	2,109,188
2.38%, 12/29/22	2,597	2,716,878
2.50%, 02/15/22	555	571,256
2.50%, 11/20/24	1,444	1,567,953
2.63%, 01/25/22	1,063	1,094,412
2.63%, 02/28/24	2,053	2,209,623
2.88%, 05/05/22(c)	2,255	2,345,020
Kookmin Bank
1.75%, 05/04/25(c)	600	617,820
2.25%, 02/03/21(c)	300	301,164
3.63%, 10/23/21(c)	200	205,678
4.35%, (Call 07/02/24)(a)(c)(e)	200	209,678
Korea Development Bank (The)
0.62%, 02/18/23, (3 mo. LIBOR US + 0.350%)(a)	200	199,694
0.96%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)	300	301,464
2.13%, 10/01/24	400	419,496
3.00%, 09/14/22	820	857,244
3.25%, 02/19/24	200	215,566
3.75%, 01/22/24	200	218,450
4.63%, 11/16/21	450	469,174

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.00%, 07/23/24(c)	$500	$529,010
Landwirtschaftliche Rentenbank
1.88%, 04/17/23(c)	1,125	1,168,571
2.00%, 01/13/25	1,295	1,377,012
2.25%, 10/01/21	345	351,376
2.38%, 01/23/24(c)	829	882,943
3.13%, 11/14/23	733	794,968
Series 36, 2.00%, 12/06/21	765	779,688
Series 40, 0.50%, 05/27/25	536	535,909
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	1,290	1,344,993
2.86%, 03/17/23 (Call 03/17/22)(a)	400	411,280
2.91%, 11/07/23 (Call 11/07/22)(a)	1,005	1,045,401
3.00%, 01/11/22	375	385,481
3.87%, 07/09/25 (Call 07/09/24)(a)	300	327,276
3.90%, 03/12/24	465	506,511
4.05%, 08/16/23	475	515,926
4.45%, 05/08/25	500	567,315
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	415	449,511
Macquarie Bank Ltd.
2.10%, 10/17/22(b)	209	215,462
2.30%, 01/22/25(b)	555	586,574
4.00%, 07/29/25(b)	500	567,270
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)	855	893,236
4.15%, 03/27/24 (Call 03/27/23)(a)(b)	258	276,764
Malayan Banking Bhd
1.08%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(c)	400	397,852
3.91%, 10/29/26 (Call 10/29/21)(a)(c)	200	203,994
Mashreqbank PSC, 4.25%, 02/26/24(c)	200	214,042
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	1,500	1,523,595
2.19%, 02/25/25	1,005	1,053,280
2.62%, 07/18/22	360	373,255
2.67%, 07/25/22	1,772	1,838,787
2.80%, 07/18/24	200	213,292
3.00%, 02/22/22	406	419,573
3.22%, 03/07/22	246	255,127
3.41%, 03/07/24	1,174	1,270,702
3.46%, 03/02/23	713	759,972
3.76%, 07/26/23	1,108	1,200,053
3.78%, 03/02/25	65	72,517
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(a)	1,545	1,560,141
2.56%, 09/13/25 (Call 09/13/24)(a)	1,400	1,468,530
2.60%, 09/11/22	267	277,325
2.72%, 07/16/23 (Call 07/16/22)(a)	210	217,106
2.84%, 07/16/25 (Call 07/16/24)(a)	200	211,434
2.95%, 02/28/22	600	619,284
3.55%, 03/05/23	850	905,964
3.92%, 09/11/24 (Call 09/11/23)(a)	850	921,332
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(a)	3,121	3,272,462
2.63%, 11/17/21	1,095	1,120,984
2.72%, 07/22/25 (Call 07/22/24)(a)	1,100	1,172,391
2.75%, 05/19/22	1,348	1,396,070
3.13%, 01/23/23	1,224	1,293,915
3.70%, 10/23/24	955	1,061,444

Security	Par (000)	Value

Banks (continued)
3.74%, 04/24/24 (Call 04/24/23)(a)	$822	$883,995
3.75%, 02/25/23	986	1,058,264
4.00%, 07/23/25	82	93,222
4.10%, 05/22/23	876	949,242
4.88%, 11/01/22	1,273	1,378,188
Series F, 3.88%, 04/29/24	1,043	1,152,505
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	60	64,732
3.50%, 06/18/22	53	55,599
MUFG Bank Ltd., 3.25%, 09/08/24(b)	500	543,470
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	400	413,264
3.15%, 04/01/22 (Call 03/01/22)	250	259,000
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(c)	250	252,278
National Australia Bank Ltd., 3.45%, 12/04/23(b)	250	272,665
National Australia Bank Ltd./New York
1.88%, 12/13/22	500	515,640
2.50%, 05/22/22	725	749,498
2.80%, 01/10/22	250	257,375
3.63%, 06/20/23	525	568,396
National Bank of Canada
2.10%, 02/01/23	990	1,023,858
2.15%, 10/07/22(b)	415	428,363
National Bank of Oman SAOG, 5.63%, 09/25/23(c)	200	199,650
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(a)	410	422,911
3.50%, 05/15/23 (Call 05/15/22)(a)	905	940,367
3.75%, 11/01/29 (Call 11/01/24)(a)	665	690,456
3.88%, 09/12/23	1,575	1,700,086
4.27%, 03/22/25 (Call 03/22/24)(a)	300	327,375
4.52%, 06/25/24 (Call 06/25/23)(a)	505	547,763
5.13%, 05/28/24	875	963,445
6.00%, 12/19/23	943	1,058,253
NBK SPC Ltd., 2.75%, 05/30/22(c)	200	205,002
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)	1,000	1,050,390
2.13%, 11/15/21(b)	200	203,756
NongHyup Bank, 1.25%, 07/20/25(c)	400	403,364
Nordea Bank Abp
0.75%, 08/28/25(b)	15	14,965
3.75%, 08/30/23(b)	545	587,172
Northern Trust Corp., 2.38%, 08/02/22	105	108,733
NRW Bank
0.63%, 05/19/25(c)	23	23,063
1.88%, 07/31/24(c)	1,000	1,053,880
2.25%, 05/31/23(c)	200	209,794
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	280	277,656
1.50%, 02/12/25	2,087	2,174,946
1.63%, 09/17/22	84	86,138
2.38%, 10/01/21(d)	215	219,193
2.88%, 03/13/23	1,160	1,229,472
3.13%, 11/07/23	61	66,080
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(b)	200	218,400
Philippine National Bank, 3.28%, 09/27/24(c)	700	735,091
PNC Bank N.A.
2.63%, 02/17/22 (Call 01/17/22)	992	1,019,459
2.70%, 11/01/22 (Call 10/01/22)	650	678,340

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 06/08/23 (Call 05/08/23)	$715	$769,083
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	319	337,585
2.85%, 11/09/22(f)	150	157,274
3.30%, 03/08/22 (Call 02/06/22)	226	234,403
3.50%, 01/23/24 (Call 12/24/23)	720	783,576
3.90%, 04/29/24 (Call 03/29/24)	694	764,184
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/24/21)(b)	125	122,691
QIB Sukuk Ltd.
1.59%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(c)	400	392,908
3.98%, 03/26/24(c)	600	641,472
QNB Finance Ltd.
1.21%, 05/02/22, (3 mo. LIBOR US + 1.000%)(a)(c)	400	400,812
2.63%, 05/12/25(c)	600	623,868
3.50%, 03/28/24(c)	400	425,940
QNB Finansbank AS
4.88%, 05/19/22(c)	400	397,120
6.88%, 09/07/24(c)	200	203,228
Rakfunding Cayman Ltd., 4.13%, 04/09/24(c)	200	213,280
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	70	74,025
2.75%, 08/14/22 (Call 07/14/22)	527	547,384
3.80%, 08/14/23 (Call 07/14/23)	847	921,121
RHB Bank Bhd, 3.77%, 02/19/24(c)	600	645,012
Riyad Bank, 3.17%, 02/25/30 (Call 02/25/25)(a)(c)	600	601,932
Rizal Commercial Banking Corp.
3.00%, 09/11/24(c)	400	412,988
4.13%, 03/16/23(c)	200	209,998
Royal Bank of Canada
1.15%, 06/10/25	39	39,628
1.60%, 04/17/23	229	235,481
1.95%, 01/17/23	616	636,402
2.25%, 11/01/24	443	468,570
2.30%, 03/22/21	90	90,711
2.55%, 07/16/24	660	704,352
2.75%, 02/01/22	420	432,650
2.80%, 04/29/22	856	887,561
3.35%, 10/22/21(b)	200	205,888
3.70%, 10/05/23	1,322	1,443,822
Samba Funding Ltd., 2.75%, 10/02/24(c)	400	413,216
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	521	546,816
3.45%, 06/02/25 (Call 05/02/25)	486	523,733
3.50%, 06/07/24 (Call 05/07/24)	157	168,758
3.70%, 03/28/22 (Call 02/28/22)	797	825,198
4.45%, 12/03/21 (Call 11/03/21)	376	389,965
4.50%, 07/17/25 (Call 04/17/25)	505	560,717
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	505	502,142
3.37%, 01/05/24 (Call 01/05/23)(a)	675	707,305
3.57%, 01/10/23 (Call 01/10/22)	435	448,441
4.80%, 11/15/24 (Call 11/15/23)(a)	550	607,007
Santander UK PLC
2.10%, 01/13/23	350	361,179
2.88%, 06/18/24	300	321,057
3.75%, 11/15/21	235	242,811
4.00%, 03/13/24	755	833,565

Security	Par (000)	Value

Banks (continued)
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22(c)	$1,000	$1,049,950
6.13%, 02/07/22(c)	800	841,552
Shinhan Bank Co. Ltd.
1.91%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(c)	600	627,216
3.88%, 12/07/26 (Call 12/07/21)(a)(c)	400	409,756
Shinhan Financial Group Co. Ltd.
3.34%, 02/05/30 (Call 02/05/25)(a)(c)	200	209,462
5.88%, (Call 08/13/23)(a)(c)(e)	200	215,566
Siam Commercial Bank PCL/Cayman Islands, 3.90%, 02/11/24(c)	400	430,392
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(c)	400	413,976
Skysea International Capital Management Ltd., 4.88%, 12/07/21(c)	400	416,628
Societe Generale SA
1.38%, 07/08/25(b)	500	507,545
2.63%, 10/16/24(b)	550	571,763
2.63%, 01/22/25(b)	1,500	1,559,730
3.88%, 03/28/24(b)	425	458,728
4.25%, 09/14/23(b)	675	733,077
Standard Chartered PLC
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	1,500	1,558,245
3.52%, 02/12/30 (Call 02/12/25)(a)(c)	500	512,205
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	665	713,046
3.89%, 03/15/24 (Call 03/15/23)(a)(b)	460	486,754
3.95%, 01/11/23(b)	510	532,027
4.25%, 01/20/23 (Call 01/20/22)(a)(b)	520	539,396
5.20%, 01/26/24(b)	250	272,065
5.70%, 01/25/22(c)	250	262,550
State Bank of India/London
3.25%, 01/24/22(c)	240	244,682
4.38%, 01/24/24(c)	800	857,576
4.50%, 09/28/23(c)	200	215,094
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	650	688,213
2.65%, 05/15/23 (Call 05/15/22)(a)	735	760,108
2.83%, 03/30/23(a)	196	202,311
3.10%, 05/15/23	331	352,813
3.30%, 12/16/24	131	144,621
3.70%, 11/20/23	591	648,764
3.78%, 12/03/24 (Call 12/03/23)(a)	65	71,272
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	500	523,415
3.40%, 07/11/24	510	555,543
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	1,000	1,019,600
2.35%, 01/15/25	495	521,710
2.44%, 10/19/21	300	306,177
2.45%, 09/27/24	300	317,271
2.70%, 07/16/24	625	664,712
2.78%, 07/12/22	948	984,195
2.78%, 10/18/22	715	746,446
2.85%, 01/11/22	354	364,011
3.10%, 01/17/23	886	935,359
3.75%, 07/19/23	540	584,761
3.94%, 10/16/23	234	256,076
4.44%, 04/02/24(b)	500	546,725
Suncorp-Metway Ltd.
2.80%, 05/04/22(b)	30	31,044

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 04/15/24(b)	$300	$325,077
SVB Financial Group, 3.50%, 01/29/25	25	26,932
Svenska Handelsbanken AB, 3.90%, 11/20/23	250	275,855
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	375	387,338
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	576	594,950
5.90%, 02/07/29 (Call 02/07/24)(a)	100	104,166
TC Ziraat Bankasi AS
5.13%, 05/03/22(c)	400	388,900
5.13%, 09/29/23(c)	200	187,842
Toronto-Dominion Bank (The)
0.45%, 09/11/23	50	49,932
0.75%, 06/12/23	140	140,970
0.75%, 09/11/25	200	199,172
1.15%, 06/12/25	184	186,975
1.90%, 12/01/22	1,031	1,063,786
2.65%, 06/12/24	751	801,542
3.25%, 03/11/24	583	631,949
3.50%, 07/19/23	904	979,773
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	820	843,091
2.15%, 12/06/24 (Call 11/06/24)	250	264,265
2.45%, 08/01/22 (Call 07/01/22)	737	761,977
2.64%, 09/17/29 (Call 09/17/24)(a)	300	311,325
2.80%, 05/17/22 (Call 04/17/22)	648	671,509
3.00%, 02/02/23 (Call 01/02/23)	91	95,913
3.20%, 04/01/24 (Call 03/01/24)	296	320,017
3.63%, 09/16/25 (Call 08/16/25)	300	336,714
3.69%, 08/02/24 (Call 08/02/23)(a)	116	125,782
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	17	17,260
2.20%, 03/16/23 (Call 02/13/23)	682	707,759
2.50%, 08/01/24 (Call 07/01/24)	747	795,256
2.70%, 01/27/22 (Call 12/27/21)	744	764,274
2.75%, 04/01/22 (Call 03/01/22)	635	655,415
2.85%, 10/26/24 (Call 09/26/24)	321	347,222
3.05%, 06/20/22 (Call 05/20/22)	1,273	1,325,460
3.70%, 06/05/25 (Call 05/05/25)	45	50,658
3.75%, 12/06/23 (Call 11/06/23)	925	1,012,274
3.95%, 03/22/22 (Call 02/22/22)	117	122,253
4.00%, 05/01/25 (Call 03/01/25)	209	236,864
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(c)	200	197,218
6.13%, 05/24/27 (Call 05/24/22)(a)(c)	600	539,646
Turkiye Is Bankasi AS
5.38%, 10/06/21(c)	400	399,148
5.50%, 04/21/22(c)	400	395,716
6.13%, 04/25/24(c)	400	378,924
7.00%, 06/29/28 (Call 06/29/23)(a)(c)	200	179,534
7.75%, 01/22/30 (Call 01/22/25)(a)(c)	400	364,892
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(c)	400	360,960
5.63%, 05/30/22(c)	400	392,184
5.75%, 01/30/23(c)	200	192,350
6.00%, 11/01/22(c)	200	193,148
8.13%, 03/28/24(c)	400	403,816
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	132	136,154
2.40%, 07/30/24 (Call 06/30/24)	878	932,032
2.95%, 07/15/22 (Call 06/15/22)	654	681,475

Security	Par (000)	Value

Banks (continued)
3.00%, 03/15/22 (Call 02/15/22)	$401	$414,570
3.38%, 02/05/24 (Call 01/05/24)	892	968,712
3.60%, 09/11/24 (Call 08/11/24)	264	291,675
3.70%, 01/30/24 (Call 12/29/23)	30	32,882
Series V, 2.63%, 01/24/22 (Call 12/23/21)	995	1,021,178
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)	600	633,402
2.80%, 01/27/25 (Call 12/27/24)	600	651,186
2.85%, 01/23/23 (Call 12/23/22)	250	263,280
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)	3,480	3,491,762
2.65%, 02/01/22(b)	255	262,046
2.86%, 08/15/23 (Call 08/15/22)(a)(b)	1,775	1,839,876
3.49%, 05/23/23 (Call 05/23/22)(b)	595	620,329
UniCredit SpA
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	755	749,994
3.75%, 04/12/22(b)	315	325,861
6.57%, 01/14/22(b)	725	766,658
United Bank for Africa PLC, 7.75%, 06/08/22(c)	200	198,354
United Overseas Bank Ltd., 2.88%, 03/08/27 (Call 03/08/22)(a)(c)	400	407,376
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(c)	600	663,168
6.03%, 07/05/22(c)	200	212,628
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(c)	800	846,560
Warba Sukuk Ltd., 2.98%, 09/24/24(c)	200	208,268
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(a)	3,735	3,817,282
2.16%, 02/11/26 (Call 02/11/25)(a)	2,160	2,244,586
2.41%, 10/30/25 (Call 10/30/24)(a)	1,296	1,362,796
2.63%, 07/22/22	1,878	1,946,810
3.00%, 02/19/25	1,105	1,192,914
3.07%, 01/24/23 (Call 01/24/22)	2,271	2,339,085
3.30%, 09/09/24	474	515,067
3.50%, 03/08/22	1,276	1,328,558
3.75%, 01/24/24 (Call 12/24/23)	2,118	2,300,529
4.13%, 08/15/23	186	203,069
4.48%, 01/16/24	432	477,956
Series M, 3.45%, 02/13/23	810	859,216
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	875	946,654
3.63%, 10/22/21 (Call 09/21/21)	300	308,853
Westpac Banking Corp.
2.00%, 01/13/23	473	489,304
2.35%, 02/19/25	10	10,660
2.50%, 06/28/22	537	555,843
2.75%, 01/11/23	955	1,004,326
2.80%, 01/11/22	385	396,458
2.89%, 02/04/30 (Call 02/04/25)(a)	502	517,492
3.30%, 02/26/24	1,356	1,470,840
3.65%, 05/15/23	725	783,848
Woori Bank
4.25%, (Call 10/04/24)(a)(c)(e)	400	411,440
4.75%, 04/30/24(c)	200	220,210
5.25%, (Call 05/16/22)(a)(c)(e)	200	207,750
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(c)	400	388,836
5.75%, 02/24/22(c)	200	198,428
5.85%, 06/21/24(c)	200	189,036

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.10%, 03/16/23(c)	$200	$195,476
8.25%, 10/15/24(c)	200	204,620

		497,429,453

Beverages — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 11/01/22(c)	200	200,118
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	50	52,323
3.30%, 02/01/23 (Call 12/01/22)	16	16,923
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	375	425,006
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	281	290,276
Beverages & More Inc., 11.50%, 06/15/22 (Call 06/15/21)(b)	50	43,373
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	36	39,956
Coca-Cola Co. (The)
1.75%, 09/06/24	731	765,116
2.50%, 04/01/23	40	42,088
2.95%, 03/25/25	355	389,652
3.20%, 11/01/23	427	462,193
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	424	441,015
2.70%, 05/09/22 (Call 04/09/22)	412	424,632
3.20%, 02/15/23 (Call 01/15/23)	520	548,631
4.25%, 05/01/23	356	386,577
4.75%, 11/15/24	146	167,882
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	370	389,714
2.63%, 04/29/23 (Call 01/29/23)	856	898,004
Diageo Investment Corp., 2.88%, 05/11/22	749	777,192
Heineken NV
2.75%, 04/01/23(b)	54	56,496
3.40%, 04/01/22(b)	308	319,495
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	249	266,833
4.06%, 05/25/23 (Call 04/25/23)	1,142	1,238,293
4.42%, 05/25/25 (Call 03/25/25)	68	78,064
Molson Coors Beverage Co., 3.50%, 05/01/22	138	143,759
PepsiCo Inc.
0.75%, 05/01/23	964	973,476
1.70%, 10/06/21 (Call 09/06/21)	180	182,245
2.25%, 05/02/22 (Call 04/02/22)	606	622,477
2.25%, 03/19/25 (Call 02/19/25)	791	844,021
2.75%, 03/05/22	324	334,582
2.75%, 03/01/23	80	84,400
2.75%, 04/30/25 (Call 01/30/25)	150	163,191
3.10%, 07/17/22 (Call 05/17/22)	550	573,634
3.50%, 07/17/25 (Call 04/17/25)	75	84,234
3.60%, 03/01/24 (Call 12/01/23)	845	922,993
Pernod Ricard SA, 4.45%, 01/15/22(b)	400	418,924
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 04/01/21)(b)	350	361,403
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	215	223,628

		14,652,819

Biotechnology — 0.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	272	283,870

Security	Par (000)	Value

Biotechnology (continued)
2.25%, 08/19/23 (Call 06/19/23)(d)	$697	$728,720
2.65%, 05/11/22 (Call 04/11/22)	995	1,026,989
2.70%, 05/01/22 (Call 03/01/22)	463	477,038
3.13%, 05/01/25 (Call 02/01/25)	108	117,945
3.63%, 05/15/22 (Call 02/15/22)	383	398,546
3.63%, 05/22/24 (Call 02/22/24)	187	204,735
3.88%, 11/15/21 (Call 08/15/21)	490	503,729
Biogen Inc., 3.63%, 09/15/22	1,115	1,178,711
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	2,015	2,019,796
1.95%, 03/01/22 (Call 02/01/22)	219	222,927
2.50%, 09/01/23 (Call 07/01/23)	412	433,403
3.25%, 09/01/22 (Call 07/01/22)	1,246	1,303,740
3.50%, 02/01/25 (Call 11/01/24)	287	315,775
3.70%, 04/01/24 (Call 01/01/24)	1,082	1,177,216
4.40%, 12/01/21 (Call 09/01/21)	490	506,532
Royalty Pharma PLC, 0.75%, 09/02/23(b)	51	50,988

		10,950,660

Building Materials — 0.1%
BMC East LLC, 5.50%, 10/01/24 (Call 10/01/21)(b)	120	123,246
Boral Finance Pty Ltd., 3.00%, 11/01/22 (Call 10/01/22)(b)	24	24,430
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	273	280,991
2.24%, 02/15/25 (Call 01/15/25)(b)	710	742,419
Cemex SAB de CV, 5.70%, 01/11/25 (Call 01/11/21)(c)	500	512,120
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(b)	220	232,826
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	340	370,974
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 07/17/21)(b)	200	137,608
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(b)	200	205,000
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	115	123,709
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	50	50,548
3.00%, 11/15/23 (Call 09/15/23)	67	70,471
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/21)	59	60,393
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	5	5,548
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	77	88,086
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(b)	175	187,687
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/25 (Call 06/01/21)(b)	150	151,791
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/21)	71	73,061
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	11	12,574

		3,453,482

Chemicals — 0.7%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	205	212,435
2.75%, 02/03/23	73	76,623
3.00%, 11/03/21	325	333,603
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	67	73,565
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	69	75,387
Alpek SAB de CV, 5.38%, 08/08/23(c)	400	429,188

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Aruba Investments Inc., 8.75%, 02/15/23 (Call 02/15/21)(b)	$50	$50,740
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	174	182,902
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 02/01/21)(b)	200	201,630
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 08/15/21)(b)	300	306,336
BASF SE, 2.50%, 01/18/22(c)	12	12,276
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/21)	47	48,341
Bluestar Finance Holdings Ltd.
3.38%, 07/16/24(c)	400	415,224
3.88%, (Call 06/24/23)(a)(c)(e)	1,000	1,001,190
Braskem Finance Ltd., 6.45%, 02/03/24	280	299,690
Cabot Corp., 3.70%, 07/15/22	26	26,983
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	162	174,250
4.63%, 11/15/22	241	259,841
CF Industries Inc., 3.45%, 06/01/23	337	344,529
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/21)	425	423,410
7.00%, 05/15/25 (Call 05/15/21)(d)	325	327,668
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	189	199,860
5.13%, 04/01/25 (Call 03/01/25)(b)	25	29,232
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(c)	900	922,986
4.63%, 03/14/23(c)	1,604	1,698,716
4.88%, 03/14/25(c)	200	220,370
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/21)(b)	175	162,202
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/21)(b)	200	188,012
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/21)(b)	260	239,749
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	380	414,876
DuPont de Nemours Inc.
2.17%, 05/01/23	547	552,262
4.21%, 11/15/23 (Call 10/15/23)	1,335	1,467,686
Eastman Chemical Co.
3.50%, 12/01/21	511	526,335
3.60%, 08/15/22 (Call 05/15/22)	518	542,149
3.80%, 03/15/25 (Call 12/15/24)	150	164,756
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	709	733,021
3.25%, 01/14/23 (Call 11/19/22)	458	483,524
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	725	751,216
Equate Petrochemical BV, 3.00%, 03/03/22(c)	800	811,912
Eurochem Finance DAC, 5.50%, 03/13/24(c)	400	437,032
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	65	66,865
4.10%, 02/01/24 (Call 11/01/23)	27	29,209
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(c)	200	209,554
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(c)	200	214,104
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	140	150,009

Security	Par (000)	Value

Chemicals (continued)
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/21)(b)	$200	$202,836
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	150	156,287
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/21)(b)	150	154,737
LG Chem Ltd., 3.25%, 10/15/24(c)	200	214,334
Linde Inc.
2.45%, 02/15/22 (Call 11/15/21)	273	278,755
2.65%, 02/05/25 (Call 11/05/24)	68	73,123
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	234	240,440
2.70%, 02/21/23 (Call 11/21/22)	259	270,443
LYB International Finance BV, 4.00%, 07/15/23	840	910,014
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	345	345,900
2.88%, 05/01/25 (Call 04/01/25)	187	200,771
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	250	286,347
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	150	151,068
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	576	601,615
4.25%, 11/15/23 (Call 08/15/23)	442	480,458
NewMarket Corp., 4.10%, 12/15/22	64	68,213
Nutrien Ltd.
1.90%, 05/13/23	58	59,894
3.00%, 04/01/25 (Call 01/01/25)	76	82,065
3.15%, 10/01/22 (Call 07/01/22)	941	980,833
3.38%, 03/15/25 (Call 12/15/24)	99	108,773
3.50%, 06/01/23 (Call 03/01/23)	75	79,870
3.63%, 03/15/24 (Call 12/15/23)	22	23,949
Nutrition & Biosciences Inc.
0.70%, 09/15/22(b)	270	270,548
1.23%, 10/01/25 (Call 09/01/25)(b)	920	920,074
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(b)	200	202,556
5.25%, 11/01/24 (Call 11/01/21)(b)	200	204,604
OCP SA, 5.63%, 04/25/24(c)	609	662,184
Olin Corp.
5.50%, 08/15/22	75	77,028
9.50%, 06/01/25 (Call 03/01/25)(b)	245	289,764
Orbia Advance Corp. SAB de CV, 4.88%, 09/19/22(c)	600	637,524
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/21)(c)	200	196,670
Phosagro OAO via Phosagro Bond Funding DAC, 3.95%, 11/03/21(c)	200	204,506
Phosagro OAO Via Phosagro Bond Funding DAC
3.05%, 01/23/25 (Call 10/23/24)(c)	200	205,158
3.95%, 04/24/23 (Call 01/24/23)(c)	200	207,754
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	555	588,145
3.20%, 03/15/23 (Call 02/15/23)	87	92,286
PTT Global Chemical PCL, 4.25%, 09/19/22(c)	285	298,198
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/21)(b)	200	197,688
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/21)(b)	200	145,980
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	190	196,120
SABIC Capital II BV, 4.00%, 10/10/23(c)	200	214,980

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sasol Financing International Ltd., 4.50%, 11/14/22	$210	$203,935
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	960	922,646
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	248	268,033
4.20%, 01/15/22 (Call 10/15/21)	94	97,271
Sibur Securities DAC, 3.45%, 09/23/24(c)	300	311,565
SPCM SA, 4.88%, 09/15/25 (Call 09/15/21)(b)	200	206,354
Syngenta Finance NV
3.13%, 03/28/22	728	741,628
4.44%, 04/24/23 (Call 03/24/23)(b)	360	380,444
4.89%, 04/24/25 (Call 02/24/25)(b)	240	259,745
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(b)	360	306,058
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/21)(b)	200	203,028
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/21)(b)	175	174,743
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(b)	260	274,225
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(c)	400	414,988
Valvoline Inc., 4.38%, 08/15/25 (Call 08/15/21)	305	313,726
WR Grace & Co.-Conn, 5.63%, 10/01/24(b)	150	161,643
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/21)(c)	200	206,590

		33,720,562

Coal — 0.1%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(c)	800	793,936
Chongqing Energy Investment Group Co. Ltd., 5.63%, 03/18/22(c)	200	190,038
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(c)(d)	400	376,940
Korea Resources Corp., 3.00%, 04/24/22(c)	200	205,756
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/31/21)(b)	150	68,582
SunCoke Energy Partners LP/SunCoke Energy
Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/21)(b)	250	223,750
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(b)	100	99,948
Yankuang Group Cayman Ltd., 6.00%, 01/30/22(c)	400	413,288

		2,372,238

Commercial Services — 0.4%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/20)(b)	107	77,195
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(c)	200	202,796
3.95%, 01/19/22(c)	200	204,282
ADT Security Corp. (The)
3.50%, 07/15/22	400	406,884
4.13%, 06/15/23	275	285,846
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/21)(b)	150	96,531
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/21)(b)	200	200,406
AMN Healthcare Inc., 5.13%, 10/01/24 (Call 10/01/21)(b)	135	138,460
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/21)(d)	155	156,254

Security	Par (000)	Value

Commercial Services (continued)
7.88%, 12/01/22 (Call 12/01/20)	$257	$256,658
8.50%, 11/01/24 (Call 05/01/21)	125	131,998
Atento Luxco 1 SA, 6.13%, 08/10/22 (Call 08/10/21)(b)	100	91,982
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/21)(b)	100	95,294
6.38%, 04/01/24 (Call 04/01/21)(b)	225	219,364
10.50%, 05/15/25 (Call 05/15/22)(b)	190	218,920
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	178	189,953
Brink’s Co. (The), 5.50%, 07/15/25 (Call 06/18/22)(b)	155	161,034
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(b)	150	160,579
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/21)(b)	150	151,317
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	679	702,466
3.25%, 06/01/22 (Call 03/01/22)	52	53,889
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(c)	400	430,384
DP World Crescent Ltd., 3.91%, 05/31/23(c)	400	423,048
DP World Salaam, 6.00%, (Call 01/01/26)(a)(c)(e)	200	209,656
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	556	592,952
3.30%, 12/15/22 (Call 09/15/22)	83	87,045
3.95%, 06/15/23 (Call 05/15/23)	102	110,191
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	116	121,817
3.30%, 10/15/22(b)	101	105,923
3.85%, 11/15/24 (Call 08/15/24)(b)	250	274,827
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/24)	393	415,892
3.75%, 06/01/23 (Call 03/01/23)	345	368,626
4.00%, 06/01/23 (Call 05/01/23)	460	496,828
HPHT Finance 17 Ltd., 2.75%, 09/11/22(c)	400	409,852
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	681	734,091
4.13%, 08/01/23 (Call 07/01/23)	607	659,451
4.75%, 02/15/25 (Call 11/15/24)(b)	212	239,111
5.00%, 11/01/22 (Call 08/01/22)(b)	265	283,677
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/05/22)(b)	230	237,767
Laureate Education Inc., 8.25%, 05/01/25 (Call 04/26/21)(b)	300	319,533
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(c)	400	406,936
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 11/16/20)(b)(d)	145	120,847
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	250	261,220
3.75%, 03/24/25 (Call 02/24/25)	121	135,710
4.50%, 09/01/22 (Call 06/01/22)	554	589,694
4.88%, 02/15/24 (Call 11/15/23)	81	90,940
Nielsen Co Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/21)(b)(d)	255	261,561
5.50%, 10/01/21 (Call 11/30/20)(b)	59	59,125
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(b)	287	287,344

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(b)(d)	$200	$187,572
PayPal Holdings Inc.
1.35%, 06/01/23	636	650,011
1.65%, 06/01/25 (Call 05/01/25)	455	470,270
2.20%, 09/26/22	228	235,795
2.40%, 10/01/24 (Call 09/01/24)	1,107	1,174,272
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(b)	365	381,677
Quad/Graphics Inc., 7.00%, 05/01/22	95	81,382
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	975	1,038,453
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/21)(b)	275	282,502
RR Donnelley & Sons Co., 8.25%, 07/01/27 (Call 07/01/23)	191	195,246
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	71	80,773
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(b)	165	161,839
7.38%, 09/01/25 (Call 09/01/22)(b)	390	397,359
9.25%, 04/15/25 (Call 03/16/25)(b)	330	365,277
Service Corp. International/U.S., 8.00%, 11/15/21	75	79,725
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(b)	300	307,914
Shanghai Port Group BVI Development Co. Ltd., 2.40%, 09/11/24(c)	400	413,072
Shanhai Hong Kong International Investments Ltd., 4.10%, 09/27/22(c)	200	200,816
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	10	11,277
4.13%, 09/12/22	11	11,676
WEX Inc., 4.75%, 02/01/23 (Call 02/01/21)(b)	150	150,306
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	281	282,821

		20,096,191

Computers — 0.9%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	4,316	4,303,009
0.75%, 05/11/23	1,702	1,718,475
1.13%, 05/11/25 (Call 04/11/25)	2,311	2,354,470
1.70%, 09/11/22	243	249,318
1.80%, 09/11/24 (Call 08/11/24)	675	705,301
2.10%, 09/12/22 (Call 08/12/22)	558	575,750
2.15%, 02/09/22	460	470,939
2.30%, 05/11/22 (Call 04/11/22)	796	818,686
2.40%, 01/13/23 (Call 12/13/22)	472	492,362
2.40%, 05/03/23	1,815	1,906,204
2.50%, 02/09/22 (Call 01/09/22)	785	805,449
2.50%, 02/09/25	197	211,956
2.70%, 05/13/22	355	368,007
2.75%, 01/13/25 (Call 11/13/24)	348	376,703
2.85%, 02/23/23 (Call 12/23/22)	523	550,546
2.85%, 05/11/24 (Call 03/11/24)	1,033	1,109,215
3.00%, 02/09/24 (Call 12/09/23)	920	987,868
3.20%, 05/13/25	57	63,279
3.45%, 05/06/24	741	814,448
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	577	626,524
5.45%, 06/15/23 (Call 04/15/23)(b)	1,563	1,718,690
5.85%, 07/15/25 (Call 06/15/25)(b)	255	299,237
7.13%, 06/15/24 (Call 06/15/21)(b)	625	647,713

Security	Par (000)	Value

Computers (continued)
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/21)(d)	$175	$159,245
9.38%, 07/15/25 (Call 07/15/22)(b)	320	340,019
DXC Technology Co.
4.00%, 04/15/23	38	40,184
4.13%, 04/15/25 (Call 03/15/25)	116	125,025
4.25%, 04/15/24 (Call 02/15/24)	378	406,395
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	405	413,359
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/14/21)(b)(d)	250	73,955
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(b)	5	5,033
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	65	70,452
3.70%, 04/01/22 (Call 03/01/22)	268	274,183
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	525	534,902
2.25%, 04/01/23 (Call 03/01/23)	491	507,900
3.50%, 10/05/21 (Call 09/05/21)	45	46,171
4.40%, 10/15/22 (Call 08/15/22)	687	732,445
4.45%, 10/02/23 (Call 09/02/23)	228	251,682
4.65%, 10/01/24 (Call 09/01/24)	1,067	1,202,808
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	614	643,325
4.05%, 09/15/22	330	350,981
IBM Credit LLC
2.20%, 09/08/22	110	113,722
3.00%, 02/06/23	820	867,117
3.60%, 11/30/21	220	227,720
International Business Machines Corp.
1.88%, 08/01/22	605	620,700
2.50%, 01/27/22	455	467,126
2.85%, 05/13/22	1,201	1,246,650
2.88%, 11/09/22	100	104,975
3.00%, 05/15/24	1,165	1,259,318
3.38%, 08/01/23	260	280,670
3.63%, 02/12/24	680	744,199
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(b)	89	93,495
3.63%, 05/15/25 (Call 04/15/25)(b)	191	211,470
Lenovo Group Ltd.
3.88%, 03/16/22(c)	650	669,461
4.75%, 03/29/23(c)	400	422,048
5.88%, 04/24/25(c)	600	680,616
Lenovo Perpetual Securities Ltd., 5.38%, (Call 03/16/22)(a)(c)(e)	200	206,260
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(b)	225	247,385
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	819	846,781
3.30%, 09/29/24 (Call 07/29/24)	115	124,646
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	586	635,464
4.75%, 06/01/23	257	276,984
4.75%, 01/01/25	10	11,005
4.88%, 03/01/24 (Call 01/01/24)	269	293,458
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(b)	110	115,160
6.75%, 06/01/25 (Call 06/01/21)(b)	500	507,490

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Vericast Corp.
8.38%, 08/15/22 (Call 02/15/21)(b)	$275	$270,273
9.25%, 03/01/21 (Call 11/27/20)(b)	42	42,086
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 12/20/20)(b)(d)	114	116,596

		40,055,088

Cosmetics & Personal Care — 0.2%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/21)(b)	155	158,052
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/21)(b)	206	210,056
Avon Products Inc., 7.00%, 03/15/23	200	215,114
Colgate-Palmolive Co.
1.95%, 02/01/23	20	20,702
2.10%, 05/01/23	361	376,725
2.25%, 11/15/22	299	311,038
2.30%, 05/03/22	82	84,468
3.25%, 03/15/24	127	138,085
Edgewell Personal Care Co., 4.70%, 05/24/22	200	206,358
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	771	811,740
Natura Cosmeticos SA, 5.38%, 02/01/23 (Call 02/01/21)(c)	200	206,336
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,660	1,654,572
1.70%, 11/03/21	250	253,530
2.15%, 08/11/22	526	543,505
2.30%, 02/06/22	569	583,453
3.10%, 08/15/23	157	169,166
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 08/01/21)	100	9,903
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	670	687,969
2.60%, 05/05/24 (Call 03/05/24)	575	612,306
3.00%, 03/07/22	200	207,218
3.25%, 03/07/24 (Call 02/07/24)	335	363,813

		7,824,109

Distribution & Wholesale — 0.1%
Avient Corp.
5.25%, 03/15/23	214	229,900
5.75%, 05/15/25 (Call 05/15/22)(b)	330	346,648
Chongqing Nan’an Urban Construction & Development Group Co. Ltd.
4.66%, 06/04/24(c)	400	414,420
5.88%, 06/18/22(c)	200	209,138
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/21)(b)(g)	125	127,045
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(b)	375	383,595
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.88%, 07/05/22(c)	400	405,000
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(b)	175	177,308
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/21)	400	414,616
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(b)	375	380,404
Li & Fung Ltd., 4.38%, 10/04/24 (Call 09/04/24)(c)	600	606,672
Mitsubishi Corp., 2.50%, 07/09/24(c)	250	263,665

Security	Par (000)	Value

Distribution & Wholesale (continued)
Performance Food Group Inc.
5.50%, 06/01/24 (Call 06/01/21)(b)	$165	$165,769
6.88%, 05/01/25 (Call 05/01/22)(b)	150	158,795
Sinochem International Development Pte Ltd., 3.13%, 07/25/22(c)	200	204,944
Sumitomo Corp., 2.60%, 07/09/24 (Call 06/09/24)(c)	500	526,795
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(b)	225	175,241
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	166	173,253

		5,363,208

Diversified Financial Services — 2.0%
4finance SA, 10.75%, 05/01/22 (Call 05/01/21)(b)	200	156,836
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)	350	277,081
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	160	158,162
3.30%, 01/23/23 (Call 12/23/22)	210	212,132
3.50%, 05/26/22 (Call 04/26/22)	310	315,078
4.13%, 07/03/23 (Call 06/03/23)	500	513,795
4.45%, 12/16/21 (Call 11/16/21)	500	512,190
4.50%, 09/15/23 (Call 08/15/23)	400	415,544
4.63%, 07/01/22	315	326,475
4.88%, 01/16/24 (Call 12/16/23)	235	245,841
6.50%, 07/15/25 (Call 06/15/25)	800	880,472
Affiliated Managers Group Inc.
3.50%, 08/01/25	29	31,863
4.25%, 02/15/24	15	16,500
AIG Global Funding
0.80%, 07/07/23(b)	21	21,139
0.90%, 09/22/25(b)	400	397,964
1.90%, 10/06/21(b)	75	76,117
2.30%, 07/01/22(b)	37	38,167
2.70%, 12/15/21(b)	25	25,637
Air Lease Corp.
2.25%, 01/15/23	147	148,061
2.30%, 02/01/25 (Call 01/01/25)	310	304,594
2.63%, 07/01/22 (Call 06/01/22)	504	510,572
2.75%, 01/15/23 (Call 12/15/22)	322	326,985
3.00%, 09/15/23 (Call 07/15/23)	277	282,402
3.25%, 03/01/25 (Call 01/01/25)	92	93,554
3.38%, 07/01/25 (Call 06/01/25)	515	525,130
3.50%, 01/15/22	113	115,437
3.75%, 02/01/22 (Call 12/01/21)	95	97,188
3.88%, 07/03/23 (Call 06/03/23)	424	442,715
4.25%, 02/01/24 (Call 01/01/24)	440	461,683
4.25%, 09/15/24 (Call 06/15/24)	195	204,953
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	145	142,729
4.40%, 09/25/23 (Call 08/25/23)	423	425,589
5.00%, 04/01/23	281	286,516
5.25%, 08/11/25 (Call 07/11/25)(b)	880	873,233
5.50%, 02/15/22	348	357,511
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,000	1,009,070
3.05%, 06/05/23 (Call 05/05/23)	7	7,322
3.88%, 05/21/24 (Call 04/21/24)	604	649,034
4.13%, 02/13/22	408	424,867
4.63%, 05/19/22	417	440,068
4.63%, 03/30/25	123	137,558

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.13%, 09/30/24	$477	$537,336
5.80%, 05/01/25 (Call 04/01/25)	247	288,185
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,189	1,229,973
2.50%, 07/30/24 (Call 06/29/24)	1,159	1,231,797
2.65%, 12/02/22	667	697,802
2.75%, 05/20/22 (Call 04/19/22)	456	471,805
3.00%, 10/30/24 (Call 09/29/24)	51	55,217
3.40%, 02/27/23 (Call 01/27/23)	1,452	1,546,438
3.40%, 02/22/24 (Call 01/22/24)	863	935,656
3.63%, 12/05/24 (Call 11/04/24)	71	78,353
3.70%, 11/05/21 (Call 10/05/21)	315	324,837
3.70%, 08/03/23 (Call 07/03/23)	654	709,812
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	951	978,817
Ameriprise Financial Inc.
3.00%, 03/22/22	565	585,713
3.00%, 04/02/25 (Call 03/02/25)	29	31,453
3.70%, 10/15/24	104	115,508
4.00%, 10/15/23	435	479,409
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 01/14/24)(a)(b)	260	259,467
Avolon Holdings Funding Ltd.
2.88%, 02/15/25 (Call 01/15/25)(b)	435	408,300
3.63%, 05/01/22 (Call 04/01/22)(b)	245	245,502
3.95%, 07/01/24 (Call 06/01/24)(b)	358	350,990
5.13%, 10/01/23 (Call 09/01/23)(b)	333	338,941
5.25%, 05/15/24 (Call 04/15/24)(b)	243	247,481
5.50%, 01/15/23 (Call 12/15/22)(b)	275	280,220
Azure Nova International Finance Ltd.
2.63%, 11/01/21(c)	400	404,188
3.50%, 03/21/22(c)	200	205,224
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(c)	200	208,612
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(c)	400	418,868
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	98	99,264
5.38%, 07/24/23	360	382,453
Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/23(b)	17	18,561
Blackstone/GSO Secured Lending Fund, 3.65%, 07/14/23(b)	15	15,219
BOC Aviation Ltd.
2.63%, 01/17/25 (Call 12/17/24)(c)	400	406,624
2.75%, 09/18/22 (Call 08/18/22)(c)	200	203,682
2.75%, 12/02/23(c)	800	822,096
3.25%, 04/29/25 (Call 03/29/25)(b)	500	521,635
3.50%, 10/10/24 (Call 09/10/24)(c)	200	210,574
4.00%, 01/25/24 (Call 12/25/23)(c)	400	423,540
4.38%, 05/02/23(c)	200	212,756
Bocom Leasing Management Hong Kong Co. Ltd.
1.19%, 03/02/25(a)(c)	500	483,450
1.75%, 07/14/23 (Call 06/14/23)(c)	200	199,944
4.00%, 01/22/22(c)	200	205,424
4.38%, 01/22/24(c)	200	214,664
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	698	764,847
Cantor Fitzgerald LP
4.88%, 05/01/24 (Call 04/01/24)(b)	260	283,652

Security	Par (000)	Value

Diversified Financial Services (continued)
6.50%, 06/17/22(b)	$50	$53,903
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25)(a)	1,000	1,036,020
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	242	253,589
3.05%, 03/09/22 (Call 02/09/22)	818	844,315
3.20%, 01/30/23 (Call 12/30/22)	1,028	1,083,841
3.20%, 02/05/25 (Call 01/05/25)	312	336,820
3.30%, 10/30/24 (Call 09/30/24)	715	774,938
3.50%, 06/15/23	583	623,938
3.75%, 04/24/24 (Call 03/24/24)	125	135,935
3.90%, 01/29/24 (Call 12/29/23)	543	592,565
4.25%, 04/30/25 (Call 03/31/25)	5	5,657
CCBL Cayman 1 Corp. Ltd., 3.50%, 05/16/24(c)	400	424,292
CDBL Funding 1, 3.00%, 04/24/23(c)	400	414,056
CDBL Funding 2, 3.75%, 03/11/22(c)	400	412,416
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	380	397,716
3.00%, 03/10/25 (Call 12/10/24)	223	242,564
3.55%, 02/01/24 (Call 01/01/24)	198	215,763
3.85%, 05/21/25 (Call 03/21/25)	20	22,550
4.20%, 03/24/25 (Call 02/22/25)	313	357,412
China Cinda 2020 I Management Ltd., 2.00%, 03/18/23 (Call 02/18/23)(c)	500	505,010
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(c)	800	879,688
China Cinda Finance 2017 I Ltd.
3.65%, 03/09/22(c)	700	720,503
3.88%, 02/08/23(c)	200	210,312
4.10%, 03/09/24(c)	400	429,204
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21(c)	200	202,180
3.13%, 08/31/22(c)	800	821,888
China Great Wall International Holdings IV Ltd.,
3.95%, (Call 07/31/24)(a)(c)(e)	200	205,178
CICC Hong Kong Finance 2016 MTN Ltd.
1.39%, 05/03/22, (3 mo. LIBOR US + 1.175%)(a)(c)	200	199,080
3.38%, 05/03/22(c)	200	205,114
CICC Hong Kong Finance Ltd., 1.17%, 02/18/23, (3 mo. LIBOR US + 0.900%)(a)(c)	1,000	985,060
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(b)	20	21,294
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(c)	600	605,676
Citigroup Global Markets
Holdings Inc./United States, 3.00%, 06/12/24(c)(f)	2	2,174
Clifford Capital Pte. Ltd., 1.73%, 09/10/24(c)	200	206,086
CME Group Inc.
3.00%, 09/15/22	500	524,380
3.00%, 03/15/25 (Call 12/15/24)	83	90,879
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(b)	75	65,791
Coastal Emerald Ltd.
3.95%, 08/01/22(c)	400	406,060
4.30%, (Call 08/01/24)(a)(c)(e)	200	203,426
CPPIB Capital Inc., 2.25%, 01/25/22(b)	2,000	2,049,180
Credit Acceptance Corp., 5.13%, 12/31/24 (Call 12/31/21)(b)	195	194,961
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	325	268,876
Daiwa Securities Group Inc., 3.13%, 04/19/22(b)	40	41,288

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	$35	$38,218
3.85%, 11/21/22	185	197,549
3.95%, 11/06/24 (Call 08/06/24)	25	27,553
5.20%, 04/27/22	287	305,764
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(c)	200	207,508
Eaton Vance Corp., 3.63%, 06/15/23	40	42,830
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/21)(b)	98	90,830
8.50%, 09/15/25 (Call 09/15/21)(b)	200	184,202
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(b)	212	217,345
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(b)	100	98,500
Franklin Resources Inc.
2.80%, 09/15/22	97	101,210
2.85%, 03/30/25	16	17,382
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	600	641,310
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	355	370,222
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(b)(g)	596	399,036
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(b)	245	247,969
Gtlk Europe Capital DAC, 5.95%, 04/17/25(c)	200	212,274
GTLK Europe DAC, 5.13%, 05/31/24(c)	200	208,214
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(c)	400	404,456
Haitong International Securities Group Ltd.
2.13%, 07/02/23(c)	600	602,958
3.38%, 07/19/24(c)	400	417,380
Horse Gallop Finance Co., 1.70%, 07/28/25(c)	600	597,318
Horse Gallop Finance Ltd., 3.25%, 05/30/22(c)	700	719,544
ICBCIL Finance Co. Ltd.
1.30%, 11/20/24(a)(c)	200	196,452
1.38%, 05/15/23, (3 mo. LIBOR US + 1.1%)(a)(c)	200	198,502
3.13%, 11/15/22(c)	300	310,026
3.38%, 04/05/22(c)	550	564,993
3.65%, 03/05/22(c)	400	412,148
3.75%, 03/05/24(c)	400	426,196
Intercontinental Exchange Inc.
0.70%, 06/15/23	265	266,534
2.35%, 09/15/22 (Call 08/15/22)	361	373,288
3.45%, 09/21/23 (Call 08/21/23)	94	101,635
4.00%, 10/15/23	867	953,397
International Lease Finance Corp., 5.88%, 08/15/22	747	796,586
Invesco Finance PLC
3.13%, 11/30/22	52	54,710
4.00%, 01/30/24	333	364,232
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	387	425,375
Jefferies Group LLC, 5.13%, 01/20/23	548	596,969
Joy Treasure Assets Holdings Inc., 2.88%, 09/24/24(c)	600	622,452
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/23(c)	400	412,740
Lazard Group LLC, 3.75%, 02/13/25	104	113,132
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(b)	105	106,283
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	200	206,362

Security	Par (000)	Value

Diversified Financial Services (continued)
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/21)(b)	$450	$465,957
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	305	310,301
2.00%, 03/03/25 (Call 02/03/25)	702	743,909
3.38%, 04/01/24	283	310,604
Mirae Asset Daewoo Co. Ltd.
2.63%, 07/30/25(c)	1,000	1,011,700
3.38%, 05/07/24(c)	200	207,252
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	235	242,113
3.56%, 02/28/24 (Call 01/28/24)(b)	200	213,918
3.96%, 09/19/23 (Call 08/19/23)(b)	645	696,052
Muthoot Finance Ltd., 4.40%, 09/02/23(c)	200	199,628
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	496	551,721
Navient Corp.
5.50%, 01/25/23	350	349,248
5.88%, 10/25/24	210	208,517
6.13%, 03/25/24	350	353,661
6.50%, 06/15/22	400	410,840
6.75%, 06/25/25	300	305,097
7.25%, 01/25/22	275	283,704
7.25%, 09/25/23	200	209,686
NFP Corp., 7.00%, 05/15/25 (Call 05/15/22)(b)	175	185,953
Nomura Holdings Inc., 2.65%, 01/16/25	800	842,200
Nuveen Finance LLC, 4.13%, 11/01/24(b)	572	644,535
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/20)(b)	100	93,008
OneMain Finance Corp.
5.63%, 03/15/23	355	369,509
6.13%, 05/15/22	375	391,316
6.13%, 03/15/24 (Call 09/15/23)	556	584,601
6.88%, 03/15/25	525	577,783
7.75%, 10/01/21	225	234,648
8.25%, 10/01/23	121	134,049
8.88%, 06/01/25 (Call 06/01/22)	285	313,235
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	500	520,185
Orient HuiZhi Ltd., 3.63%, 11/30/22(c)	250	260,230
ORIX Corp.
2.90%, 07/18/22	220	227,988
3.20%, 01/19/22(c)	200	205,800
3.25%, 12/04/24	41	44,505
4.05%, 01/16/24	420	458,149
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/20)(b)	125	123,966
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	556	562,639
5.25%, 08/15/22 (Call 07/15/22)(b)	622	640,660
5.50%, 02/15/24 (Call 01/15/24)(b)	520	535,205
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(b)	280	287,210
Power Finance Corp. Ltd.
3.25%, 09/16/24(c)	200	203,880
3.75%, 06/18/24(c)	200	206,810
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(c)	400	501,432
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	150	157,203
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	245	254,053
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(c)	200	214,970

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
REC Ltd.
3.38%, 07/25/24(c)	$400	$407,580
4.75%, 05/19/23(c)	400	423,036
5.25%, 11/13/23(c)	200	216,516
Shriram Transport Finance Co. Ltd.
5.10%, 07/16/23(c)	200	191,716
5.95%, 10/24/22(c)	200	195,532
SIHC International Capital Ltd., 4.35%, 09/26/23(c)	200	213,930
SLM Corp.
4.20%, 10/29/25 (Call 09/29/25)	100	101,451
5.13%, 04/05/22 (Call 03/15/22)	70	71,880
Soar Wise Ltd., 3.50%, 05/31/22(c)	400	409,548
SPARC EM SPC Panama Metro Line 2 SP, 0.00% 12/05/22(c)(h)	253	246,589
SSG Resources Ltd., 4.25%, 10/04/22(c)	400	418,388
State Elite Global Ltd.
2.25%, 10/20/21(c)	800	809,544
2.75%, 06/13/22(c)	800	821,440
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	190	201,666
Sunrise Cayman Ltd., 5.25%, 03/11/24(c)	200	208,112
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	216	222,806
4.25%, 08/15/24 (Call 05/15/24)	615	672,318
4.38%, 03/19/24 (Call 02/19/24)	235	257,193
4.50%, 07/23/25 (Call 04/24/25)	568	631,718
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/21)(b)	164	150,194
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(b)	325	327,044
Vertex Capital Investment Ltd., 4.75%, 04/03/24(c)	400	425,644
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	451	465,865
2.80%, 12/14/22 (Call 10/14/22)	1,128	1,182,403
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	299	315,756
3.60%, 03/15/22 (Call 02/15/22)	353	365,256
4.25%, 06/09/23 (Call 05/09/23)	390	420,853
Xingsheng BVI Co. Ltd., 3.38%, 07/25/22(c)	400	411,228

		91,780,051

Electric — 1.8%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(b)	730	770,916
4.38%, 04/23/25(c)	500	563,400
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	339	350,140
AES Corp. (The)
3.30%, 07/15/25 (Call 06/15/25)(b)	10	10,852
5.50%, 04/15/25 (Call 04/15/21)	203	208,558
AES Gener SA, 7.13%, 03/26/79 (Call 07/06/24)(a)(c)	600	621,918
Alabama Power Co.
Series 13-A, 3.55%, 12/01/23	140	152,629
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	272	279,347
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	242	259,649
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	467	496,230
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	16	16,565
3.25%, 03/01/25 (Call 12/01/24)	42	45,968
American Electric Power Co. Inc.
Series F, 2.95%, 12/15/22 (Call 09/15/22)	44	45,972

Security	Par (000)	Value

Electric (continued)
Series I, 3.65%, 12/01/21	$80	$82,712
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	80	87,734
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	130	142,021
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(b)	243	256,625
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	29	31,595
3.20%, 04/15/25 (Call 03/15/25)	324	355,525
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	329	350,540
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	397	416,794
3.75%, 11/15/23 (Call 08/15/23)	122	132,757
4.05%, 04/15/25 (Call 03/15/25)(b)	1,010	1,147,956
Bi Hai Co. Ltd., 6.25%, 03/05/22(c)	400	403,920
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	210	229,965
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(c)	800	900,072
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	240	247,058
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	454	469,295
2.50%, 09/01/24 (Call 08/01/24)	114	120,740
3.60%, 11/01/21	298	307,244
3.85%, 02/01/24 (Call 01/01/24)	205	224,600
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(c)	300	300,372
CGNPC International Ltd.
2.75%, 07/02/24(c)	800	834,128
3.88%, 09/11/23(c)	200	214,310
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25)(a)(c)(e)	400	409,992
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(a)(c)(e)	400	417,220
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 2.60%, 12/10/24(c)	400	414,752
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(c)	400	410,084
Chugoku Electric Power Co. Inc., 2.40%, 08/27/24(c)	500	523,005
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	23	26,376
CLP Power HK Finance Ltd., 3.55%, (Call 11/06/24)(a)(c)(e)	200	205,420
CLP Power Hong Kong Financing Ltd., 2.88%, 04/26/23(c)	200	207,704
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	195	204,342
Comision Federal de Electricidad, 4.88%, 01/15/24(c)	200	217,992
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	102	106,095
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	234	251,515
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	65	70,398
Dominion Energy Inc.
2.45%, 01/15/23(b)	482	501,270
3.07%, 08/15/24(f)	582	627,390
Series A, 3.30%, 03/15/25 (Call 02/15/25)	600	660,042
Series B, 2.75%, 01/15/22 (Call 12/15/21)	345	353,811

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 2.75%, 09/15/22 (Call 06/15/22)	$109	$112,993
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(b)	190	198,506
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	6	6,620
3.65%, 03/15/24 (Call 12/15/23)	25	27,197
DTE Energy Co.
2.25%, 11/01/22	286	295,647
Series B, 2.60%, 06/15/22	109	112,526
Series B, 3.30%, 06/15/22 (Call 04/15/22)	350	363,615
Series C, 2.53%, 10/01/24	325	345,358
Series C, 3.50%, 06/01/24 (Call 03/01/24)	464	502,377
Series D, 3.70%, 08/01/23 (Call 07/01/23)	300	324,567
Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,235	1,239,607
Series F, 3.85%, 12/01/23 (Call 09/01/23)	20	21,781
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	223	233,274
3.05%, 03/15/23 (Call 02/15/23)	409	433,450
3.35%, 05/15/22	244	255,268
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,001	996,235
2.40%, 08/15/22 (Call 07/15/22)	510	526,442
3.05%, 08/15/22 (Call 05/15/22)	205	212,944
3.75%, 04/15/24 (Call 01/15/24)	618	677,884
3.95%, 10/15/23 (Call 07/15/23)	172	187,413
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	40	43,336
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	181	186,586
3.25%, 08/15/25 (Call 05/15/25)	120	133,338
3.38%, 09/01/23 (Call 08/01/23)	249	268,514
Edison International
2.40%, 09/15/22 (Call 08/15/22)	522	529,658
2.95%, 03/15/23 (Call 01/15/23)	562	579,939
3.55%, 11/15/24 (Call 10/15/24)	376	397,203
4.95%, 04/15/25 (Call 03/15/25)	223	246,723
EDP Finance BV, 3.63%, 07/15/24(b)	510	553,024
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(e)	600	621,276
5.63%, (Call 01/22/24)(a)(b)(e)	500	526,775
EnBW Energie Baden-Wuerttemberg AG, 5.13%, 04/05/77 (Call 04/05/22)(a)(c)	290	301,493
Enel Finance International NV
2.65%, 09/10/24(b)	625	660,194
2.75%, 04/06/23(b)	530	553,505
2.88%, 05/25/22(b)	760	784,290
4.25%, 09/14/23(b)	895	978,477
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	125	134,461
Engie SA, 2.88%, 10/10/22(b)	183	190,512
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	130	141,991
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	176	176,014
4.00%, 07/15/22 (Call 05/15/22)	454	477,912
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	18	21,201
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	390	425,412
5.40%, 11/01/24	12	14,118
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(c)	400	379,196

Security	Par (000)	Value

Electric (continued)
7.13%, 02/11/25(c)	$800	$749,448
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	560	590,710
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	56	59,088
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	264	276,925
Series H, 3.15%, 01/15/25 (Call 10/15/24)	124	134,941
Series K, 2.75%, 03/15/22 (Call 02/15/22)	473	486,920
Series L, 2.90%, 10/01/24 (Call 08/01/24)	360	387,907
Series N, 3.80%, 12/01/23 (Call 11/01/23)	580	636,057
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	615	610,320
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	583	607,935
3.95%, 06/15/25 (Call 03/15/25)	158	177,872
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	191	208,009
3.40%, 03/15/22 (Call 02/15/22)	318	329,429
4.25%, 06/15/22 (Call 03/15/22)	288	302,996
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	396	396,436
Series A, 2.85%, 07/15/22 (Call 05/15/22)	663	676,273
Series B, 4.25%, 03/15/23 (Call 12/15/22)	506	533,349
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	25,167
2.85%, 04/01/25 (Call 03/01/25)	1,415	1,540,411
Georgia Power Co.
2.85%, 05/15/22	85	88,044
Series A, 2.10%, 07/30/23	111	115,876
Series A, 2.20%, 09/15/24 (Call 08/15/24)	320	336,349
Hrvatska Elektroprivreda, 5.88%, 10/23/22(c)	200	216,582
Iberdrola International BV, 5.81%, 03/15/25	21	24,834
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	545	594,023
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	41	44,532
Israel Electric Corp. Ltd.
6.88%, 06/21/23(c)	200	228,820
Series 6, 5.00%, 11/12/24(b)(c)	600	679,074
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	231	240,778
3.65%, 06/15/24 (Call 03/15/24)	35	38,138
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(b)	421	464,864
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(c)	200	211,106
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(c)	200	206,518
3.88%, 07/19/23(c)	400	433,872
Korea Electric Power Corp., 1.13%, 06/15/25(c)	600	602,628
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22(b)	600	626,196
3.75%, 07/25/23(c)	600	649,158
Korea Midland Power Co. Ltd., 3.38%, 01/22/22(c)	200	206,688
Lamar Funding Ltd., 3.96%, 05/07/25(c)	714	656,180
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	542	596,840
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	163	178,951
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	610	620,895
2.30%, 09/15/22 (Call 08/15/22)	415	429,019

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.40%, 04/25/22 (Call 03/25/22)	$80	$82,204
2.70%, 02/15/23 (Call 12/15/22)	282	294,876
2.95%, 02/07/24 (Call 12/07/23)	355	379,044
3.05%, 02/15/22 (Call 11/15/21)	271	278,482
3.40%, 11/15/23 (Call 08/15/23)	9	9,714
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	105	107,820
2.75%, 05/01/25 (Call 04/01/25)	135	145,674
2.80%, 01/15/23 (Call 12/15/22)	142	148,735
2.90%, 04/01/22	523	541,211
3.15%, 04/01/24 (Call 03/01/24)	634	682,463
3.20%, 02/25/22	26	26,934
3.30%, 08/15/22	31	32,486
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(b)	325	337,993
4.25%, 09/15/24 (Call 07/15/24)(b)	240	250,447
Niagara Mohawk Power Corp.
2.72%, 11/28/22(b)	71	73,936
3.51%, 10/01/24 (Call 07/01/24)(b)	191	208,811
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	182	186,250
2.60%, 05/15/23 (Call 11/15/22)	171	178,476
NRG Energy Inc., 3.75%, 06/15/24 (Call 05/15/24)(b)	320	343,811
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	92	95,000
NTPC Ltd.
3.75%, 04/03/24(c)	400	416,936
4.75%, 10/03/22(c)	200	210,684
Ohio Power Co., Series M, 5.38%, 10/01/21	163	170,319
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(b)	1,010	1,003,344
2.75%, 06/01/24 (Call 05/01/24)	180	192,350
2.95%, 04/01/25 (Call 01/01/25)	22	23,941
4.10%, 06/01/22 (Call 03/01/22)	158	165,426
7.00%, 09/01/22	367	410,115
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	8,604	8,611,744
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	218	223,583
2.95%, 06/01/23 (Call 03/01/23)	59	62,400
3.60%, 04/01/24 (Call 01/01/24)	100	108,925
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	10	10,337
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.50%, 11/22/21(c)	300	313,899
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	400	405,656
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	355	386,464
Power Grid Corp. of India Ltd., 3.88%, 01/17/23(c)	400	415,664
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	90	95,694
3.50%, 12/01/22 (Call 09/01/22)	599	631,035
3.95%, 03/15/24 (Call 12/15/23)	46	50,262
4.20%, 06/15/22 (Call 03/15/22)	247	259,562
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	290	298,723
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	615	661,678
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	121	124,173

Security	Par (000)	Value

Electric (continued)
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	$28	$30,290
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	56	58,428
3.25%, 09/01/23 (Call 08/01/23)	265	285,174
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	93	92,706
2.00%, 11/15/21 (Call 10/15/21)	275	278,949
2.65%, 11/15/22 (Call 10/15/22)	248	258,731
2.88%, 06/15/24 (Call 05/15/24)	225	241,196
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	185	197,227
6.00%, 09/01/21	109	113,582
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	42	45,140
Saudi Electricity Global Sukuk Co., 4.21%, 04/03/22(c)	200	208,540
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(c)	650	683,351
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(c)	400	432,088
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(c)	600	649,650
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	377	390,463
2.90%, 02/01/23 (Call 01/01/23)	420	440,387
3.55%, 06/15/24 (Call 03/15/24)	349	379,007
4.05%, 12/01/23 (Call 09/01/23)	266	290,560
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(a)(c)(e)	400	395,448
Southern California Edison Co.
Series B, 2.40%, 02/01/22 (Call 12/01/21)	107	109,009
Series C, 3.50%, 10/01/23 (Call 07/01/23)	141	151,678
Series D, 3.40%, 06/01/23 (Call 05/01/23)	205	218,270
Series E, 3.70%, 08/01/25 (Call 06/01/25)	9	9,957
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	742	786,565
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	235	241,098
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	263	268,715
SPIC 2016 U.S. dollar Bond Co. Ltd., 3.00%, 12/06/21(c)	300	305,334
SPIC Luxembourg Latin America Renewable Energy Investment Co. Sarl
4.25%, 10/30/21(c)	200	204,850
4.65%, 10/30/23(c)	200	216,360
SPIC MTN Co. Ltd., 1.63%, 07/27/25(c)	600	600,540
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(c)	800	843,256
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(c)	800	821,640
3.75%, 05/02/23(c)	700	747,852
Talen Energy Supply LLC, 6.50%, 06/01/25 (Call 06/01/21)	200	119,062
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 10/16/24 (Call 09/16/24)(c)	600	619,542
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	179	185,312
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	35	37,961
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(c)	300	297,186

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)(d)	$98	$100,281
3.45%, 09/01/22 (Call 06/01/22)	284	296,990
3.45%, 02/15/24 (Call 11/15/23)	43	46,404
Series A, 3.10%, 05/15/25 (Call 02/15/25)	97	106,041
Series C, 2.75%, 03/15/23 (Call 12/15/22)	252	263,721
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(b)	615	654,372
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	29	32,271
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	50	52,672
Wisconsin Public Service Corp., 3.35%, 11/21/21	255	262,936
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	47	46,959
2.60%, 03/15/22 (Call 02/15/22)	180	185,036
3.30%, 06/01/25 (Call 12/01/24)	336	369,291
Yunnan Energy Investment Overseas Finance Co. Ltd., 6.25%, 11/29/21(c)	400	410,988

		85,044,872

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	437	446,693
2.63%, 02/15/23 (Call 11/15/22)	148	154,502
3.15%, 06/01/25 (Call 03/01/25)	10	11,045
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	95	98,015
Schneider Electric SE, 2.95%, 09/27/22(b)	174	181,961
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 11/30/20)	185	185,244
5.38%, 06/15/24 (Call 06/15/21)	139	142,173
7.13%, 06/15/25 (Call 06/15/22)(b)	665	717,508

		1,937,141

Electronics — 0.2%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	60	62,649
3.88%, 07/15/23 (Call 04/15/23)	221	238,488
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	198	211,062
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	217	227,006
3.20%, 04/01/24 (Call 02/01/24)	74	79,618
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	208	223,394
3.50%, 04/01/22 (Call 02/01/22)	173	178,349
4.00%, 04/01/25 (Call 01/01/25)	18	19,667
4.50%, 03/01/23 (Call 12/01/22)	80	85,590
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	92	94,225
4.88%, 12/01/22	458	490,174
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(b)	175	174,442
Competition Team Technologies Ltd., 3.75%, 03/12/24(c)	200	214,638
Flex Ltd., 5.00%, 02/15/23	335	364,430
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	290	290,368
1.35%, 06/01/25 (Call 05/01/25)	340	349,187
1.85%, 11/01/21 (Call 10/01/21)	752	762,611
2.15%, 08/08/22 (Call 07/08/22)	334	344,080

Security	Par (000)	Value

Electronics (continued)
2.30%, 08/15/24 (Call 07/15/24)	$370	$393,428
3.35%, 12/01/23	33	35,921
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	135	137,618
5.45%, 12/15/24 (Call 09/15/24)	219	230,029
Jabil Inc., 4.70%, 09/15/22	269	287,147
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	111	125,301
Legrand France SA, 8.50%, 02/15/25	79	103,673
Roper Technologies Inc.
0.45%, 08/15/22	205	204,875
1.00%, 09/15/25 (Call 08/15/25)	235	236,332
2.35%, 09/15/24 (Call 08/15/24)	217	229,271
2.80%, 12/15/21 (Call 11/15/21)	350	358,463
3.13%, 11/15/22 (Call 08/15/22)	151	157,908
3.65%, 09/15/23 (Call 08/15/23)	662	717,284
Sensata Technologies BV
4.88%, 10/15/23(b)	175	185,700
5.00%, 10/01/25(b)	113	123,445
5.63%, 11/01/24(b)	200	219,434
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	416	449,829
4.75%, 12/01/24 (Call 09/01/24)	5	5,673
Tsinghua Unic Ltd., 5.38%, 01/31/23(c)	400	144,512
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	55	59,507
3.50%, 02/03/22 (Call 11/03/21)	72	74,155

		8,889,483

Energy - Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(c)	200	216,154
Azure Power Energy Ltd., 5.50%, 11/03/22 (Call 08/03/21)(c)	500	511,570
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/21)(c)	600	615,804
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25 (Call 01/29/21)(c)	200	205,398
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 01/02/22)(c)	400	212,696
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 03/12/21)(c)	200	209,504
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	225	230,182

		2,201,308

Engineering & Construction — 0.2%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	400	440,516
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/21)(b)	375	351,345
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(a)(c)(e)	400	398,684
Chang Development International Ltd., 5.70%, 11/08/21(c)	200	204,886
Chengdu Airport Xingcheng Investment Group Co. Ltd., 6.50%, 07/18/22(c)	200	204,356
Chengdu Economic & Technological Development Zone State-Owned Assets Investment, 7.50%, 02/12/22(c)	200	203,072
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(c)(e)	300	305,481

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
China Railway Resources Huitung Ltd., 3.85%, 02/05/23(c)	$200	$210,368
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/22(c)	200	206,352
China State Construction Finance Cayman Ltd., 6.00%, (Call 12/03/21)(a)(c)(e)	400	415,200
Chongqing International Logistics Hub Park Construction Co. Ltd., 4.30%, 09/26/24(c)	200	199,676
CRCC Yuxiang Ltd., 3.50%, 05/16/23(c)	200	209,922
CSCEC Finance Cayman II Ltd., 2.90%, 07/05/22(c)	1,000	1,024,930
Dianjian Haiyu Ltd.
3.50%, (Call 06/12/22)(a)(c)(e)	400	403,188
4.30%, (Call 06/20/24)(a)(c)(e)	400	412,832
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	231	209,210
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/21)	141	144,542
Hongkong International Qingdao Co. Ltd.
3.99%, 04/27/23(c)	400	404,704
4.00%, 10/08/24(c)	200	201,982
4.25%, 12/04/22(c)	200	203,886
IHS Netherlands Holdco BV, 7.13%, 03/18/25 (Call 09/18/21)(c)	200	202,910
Michael Baker International LLC, 8.75%, 03/01/23 (Call 12/01/20)(b)	73	73,242
Shuifa International Holdings BVI Co. Ltd., 4.30%, 05/08/23(c)	200	204,818
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	23	24,417
3.90%, 03/22/23(b)	188	198,082
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/21)(b)(d)	240	228,917
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(c)	400	414,304
Yongda Investment Ltd., 2.25%, 06/16/25(c)	600	611,676
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22(c)	400	406,120

		8,719,618

Entertainment — 0.2%
Amber Treasure Ventures Ltd., 2.90%, 06/11/22 (Call 06/11/21)(c)	600	601,692
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(b)(d)	145	78,328
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(b)	200	202,316
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(b)	260	271,692
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(b)	1,370	1,409,209
Caesars Resort Collection LLC / CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(b)	445	456,454
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/21)(b)	700	664,769
CCM Merger Inc., 6.00%, 03/15/22 (Call 03/15/21)(b)	58	58,937
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)	185	177,829
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(b)	410	415,092
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)	300	251,166
5.13%, 12/15/22 (Call 12/15/20)	150	130,131

Security	Par (000)	Value

Entertainment (continued)
8.75%, 05/01/25 (Call 05/01/22)(b)	$110	$113,549
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/21)(b)	200	181,802
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21 (Call 10/31/20)(b)(i)	200	100,408
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/21)(b)	100	92,195
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(b)	150	166,376
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/21)(b)	90	75,992
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(b)	230	235,605
6.50%, 02/15/25 (Call 08/15/24)(b)	575	613,197
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/21)(b)	154	150,960
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(b)	205	193,571
6.38%, 02/01/24 (Call 02/01/21)(b)	235	225,788
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 11/01/20)(b)	260	250,494
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 10/15/21)(b)(i)	200	186,004
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	125	126,148
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/21)(b)	525	526,601
8.63%, 07/01/25 (Call 07/01/22)(b)	225	233,654
SeaWorld Parks & Entertainment Inc.
8.75%, 05/01/25 (Call 05/01/22)(b)	100	105,051
9.50%, 08/01/25 (Call 02/01/22)(b)	185	194,183
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 07/31/21)(b)	425	394,893
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	300	317,658
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	290	306,104
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(b)	235	247,309

		9,755,157

Environmental Control — 0.1%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/10/20)(b)	61	62,794
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/21)	175	181,615
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(b)	330	331,515
4.25%, 06/01/25 (Call 06/01/22)(b)	205	209,692
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	776	823,980
3.20%, 03/15/25 (Call 12/15/24)	17	18,588
3.55%, 06/01/22 (Call 03/01/22)	871	906,310
4.75%, 05/15/23 (Call 02/15/23)	88	96,577
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/21)(b)	200	207,844
Tervita Corp., 7.63%, 12/01/21 (Call 12/01/20)(b)	175	168,369
Tuspark Forward Ltd., 6.95%, 06/18/22(c)	200	89,626
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	209	217,889
2.90%, 09/15/22 (Call 06/15/22)	145	150,545
3.13%, 03/01/25 (Call 12/01/24)	125	136,598

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
3.50%, 05/15/24 (Call 02/15/24)	$309	$336,235

		3,938,177

Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(b)	350	355,600
5.75%, 03/15/25 (Call 09/15/21)	410	423,645
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/21)(c)	400	372,256
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/21)	400	411,652
Campbell Soup Co.
2.50%, 08/02/22	284	293,116
3.30%, 03/19/25 (Call 12/19/24)	147	160,121
3.65%, 03/15/23 (Call 02/15/23)	913	976,280
3.95%, 03/15/25 (Call 01/15/25)	172	191,952
China Mengniu Dairy Co. Ltd., 4.25%, 08/07/23(c)	400	429,652
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/21)(b)	200	205,952
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	134	140,727
4.30%, 05/01/24 (Call 04/01/24)	983	1,093,755
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(b)	250	253,285
2.59%, 11/02/23 (Call 09/02/23)(b)	510	536,602
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(b)	205	218,598
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/21)(b)	125	125,245
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	39	40,302
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/21)(b)	175	167,403
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	454	471,760
3.15%, 12/15/21 (Call 09/15/21)	505	516,903
3.65%, 02/15/24 (Call 11/15/23)	88	96,315
3.70%, 10/17/23 (Call 09/17/23)	765	833,575
4.00%, 04/17/25 (Call 02/17/25)	170	192,008
Grupo Bimbo SAB de CV
4.50%, 01/25/22(c)	400	417,696
5.95%, (Call 04/17/23)(a)(c)(e)	400	425,680
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	140	141,434
2.05%, 11/15/24 (Call 10/15/24)	415	437,543
3.38%, 05/15/23 (Call 04/15/23)	489	524,272
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/15/21)	119	119,995
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 06/15/21)(b)	475	489,288
JGSH Philippines Ltd., 4.38%, 01/23/23(c)	400	422,716
JM Smucker Co. (The)
3.00%, 03/15/22	58	59,957
3.50%, 10/15/21	20	20,584
3.50%, 03/15/25	1,130	1,263,509
Kellogg Co.
2.65%, 12/01/23	481	509,273
3.13%, 05/17/22	19	19,737
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)	700	757,834
4.00%, 06/15/23 (Call 05/15/23)	250	267,430
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	276	286,714
2.95%, 11/01/21 (Call 10/01/21)	102	104,365

Security	Par (000)	Value

Food (continued)
3.40%, 04/15/22 (Call 01/15/22)	$228	$236,156
3.85%, 08/01/23 (Call 05/01/23)	353	382,550
4.00%, 02/01/24 (Call 11/01/23)	335	368,121
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(b)	350	362,404
MARB BondCo PLC
6.88%, 01/19/25 (Call 01/19/21)(c)	600	621,054
7.00%, 03/15/24 (Call 03/15/21)(c)	200	205,664
Mars Inc., 2.70%, 04/01/25 (Call 03/01/25)(b)	44	47,437
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	449	466,008
3.15%, 08/15/24 (Call 06/15/24)	144	156,005
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)(b)	275	279,001
2.13%, 09/19/22(b)	280	288,394
2.25%, 09/19/24 (Call 08/19/24)(b)	250	262,157
Mondelez International Inc.
0.63%, 07/01/22	201	201,748
1.50%, 05/04/25 (Call 04/04/25)	526	539,907
2.13%, 04/13/23 (Call 03/13/23)	54	55,988
3.63%, 05/07/23 (Call 04/07/23)	510	546,842
4.00%, 02/01/24 (Call 11/01/23)	45	49,332
Nestle Holdings Inc.
2.25%, 05/10/22(c)	77	79,137
2.38%, 11/17/22(c)	165	171,567
3.13%, 03/22/23(c)	111	117,969
3.35%, 09/24/23 (Call 08/24/23)(b)	855	923,092
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 03/15/21)(b)	415	424,790
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(b)	275	272,924
7.75%, 01/15/24 (Call 01/15/21)(b)	100	104,474
Sysco Corp.
2.60%, 06/12/22	275	283,965
3.55%, 03/15/25 (Call 01/15/25)	333	363,416
5.65%, 04/01/25 (Call 03/01/25)	308	363,283
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 02/15/21)(b)	275	281,220
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	149	162,669
3.95%, 08/15/24 (Call 05/15/24)	35	38,956
4.50%, 06/15/22 (Call 03/15/22)	711	749,572
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/21)(b)	50	50,142
6.25%, 04/15/25 (Call 04/15/22)(b)	560	584,954

		24,815,629

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/21)(b)	265	268,967
6.38%, 05/01/25 (Call 05/01/22)(b)	650	682,169

		951,136

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 5.38%, 02/01/25(b)(d)	137	144,546
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	120	123,734
Georgia-Pacific LLC
1.75%, 09/30/25 (Call 08/30/25)(b)	192	199,484
3.16%, 11/15/21 (Call 09/15/21)(b)	258	264,097
3.60%, 03/01/25 (Call 12/01/24)(b)	22	24,502
3.73%, 07/15/23 (Call 04/15/23)(b)	394	424,960

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
8.00%, 01/15/24	$329	$401,801
Inversiones CMPC SA, 4.75%, 09/15/24 (Call 06/15/24)(c)	600	657,432
Mercer International Inc.
6.50%, 02/01/24 (Call 02/01/21)	100	100,500
7.38%, 01/15/25 (Call 01/15/21)	225	228,661
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 11/30/20)(d)	159	157,405
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	15	15,482

		2,742,604

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	250	267,787
5.63%, 05/20/24 (Call 03/20/24)	305	324,816
APT Pipelines Ltd.
3.88%, 10/11/22(b)	18	18,880
4.20%, 03/23/25 (Call 12/23/24)(b)	195	214,812
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/22(c)	300	304,188
British Transco International Finance BV, 0.00% 11/04/21(c)(h)	320	317,290
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	332	355,323
China Resources Gas Group Ltd., 4.50%, 04/05/22(b)	400	417,592
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	117	125,967
3.60%, 12/15/24 (Call 09/15/24)	194	213,355
Series A, 2.50%, 11/15/24 (Call 10/15/24)	565	600,115
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	539	548,853
Korea Gas Corp.
2.75%, 07/20/22(c)	200	207,378
3.50%, 07/21/25(c)	200	222,910
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	63	65,524
4.90%, 12/01/21 (Call 09/01/21)	77	79,514
5.20%, 07/15/25 (Call 04/15/25)	20	21,886
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	1,182	1,179,825
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(c)	400	438,412
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/21)(b)	155	144,496
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	200	216,344
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	152	159,483
Southern Star Central Corp., 5.13%, 07/15/22 (Call 11/30/20)(b)	115	114,990
Talent Yield Investments Ltd., 4.50%, 04/25/22(b)	200	208,010

		6,767,750

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 02/15/21)(b)	150	138,493
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(b)	215	223,763
Stanley Black & Decker Inc.
2.90%, 11/01/22	189	198,146
3.40%, 12/01/21 (Call 09/01/21)	221	226,859

Security	Par (000)	Value

Hand & Machine Tools (continued)
4.00%, 03/15/60 (Call 03/15/25)(a)	$500	$521,230

		1,308,491

Health Care - Products — 0.2%
Abbott Laboratories
2.55%, 03/15/22	429	441,990
2.95%, 03/15/25 (Call 12/15/24)	1,223	1,339,185
3.40%, 11/30/23 (Call 09/30/23)	323	350,300
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/21)(b)	615	642,718
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	274	285,034
3.38%, 05/15/22	103	107,536
3.45%, 03/01/24 (Call 02/01/24)	586	633,923
3.85%, 05/15/25	58	65,578
DH Europe Finance II Sarl
2.05%, 11/15/22	374	385,777
2.20%, 11/15/24 (Call 10/15/24)	288	303,768
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	50	52,990
Hill-Rom Holdings Inc., 5.00%, 02/15/25 (Call 02/15/21)(b)	67	68,867
Medtronic Inc., 3.50%, 03/15/25	676	759,885
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(b)	200	210,004
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	174	175,831
3.38%, 05/15/24 (Call 02/15/24)	180	195,309
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	925	978,030
4.13%, 03/25/25 (Call 02/25/25)	285	323,922
4.15%, 02/01/24 (Call 11/01/23)	529	582,942
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	401	413,860
3.55%, 04/01/25 (Call 01/01/25)	290	319,110
3.70%, 03/19/23 (Call 02/19/23)	418	446,457

		9,083,016

Health Care - Services — 0.7%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/21)	250	251,655
6.50%, 03/01/24 (Call 03/01/21)	330	339,121
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	677	703,417
2.80%, 06/15/23 (Call 04/15/23)	535	562,381
3.50%, 11/15/24 (Call 08/15/24)	354	387,471
Air Methods Corp., 8.00%, 05/15/25 (Call 05/15/21)(b)	175	129,329
Akumin Inc., 7.00%, 11/01/25 (Call 10/23/22)(b)	135	133,317
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	846	897,259
2.95%, 12/01/22 (Call 11/01/22)	485	508,547
3.13%, 05/15/22	527	548,565
3.30%, 01/15/23	590	625,636
3.35%, 12/01/24 (Call 10/01/24)	188	206,136
3.50%, 08/15/24 (Call 05/15/24)	780	852,041
Centene Corp. 4.75%, 01/15/25 (Call 01/15/21)	890	914,718
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/21)	1,175	1,164,542
6.63%, 02/15/25 (Call 02/15/22)(b)	725	711,297
8.13%, 06/30/24 (Call 06/30/21)(b)	525	404,617

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
8.63%, 01/15/24 (Call 01/15/21)(b)	$425	$433,343
9.88%, 06/30/23 (Call 06/30/21)(b)(d)(f)	700	586,341
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	92	92,303
2.76%, 10/01/24 (Call 07/01/24)	332	347,860
2.95%, 11/01/22	80	82,870
Encompass Health Corp.
5.13%, 03/15/23 (Call 03/15/21)	110	110,509
5.75%, 11/01/24 (Call 11/01/20)	245	245,000
5.75%, 09/15/25 (Call 09/15/21)	175	180,754
Fresenius Medical Care U.S. Finance II Inc.
4.75%, 10/15/24 (Call 07/17/24)(b)	30	33,269
5.88%, 01/31/22(b)	225	238,421
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(b)	265	261,687
HCA Inc.
4.75%, 05/01/23	1,061	1,157,774
5.00%, 03/15/24	519	580,927
5.25%, 04/15/25	1,186	1,373,566
5.38%, 02/01/25	1,140	1,263,143
5.88%, 05/01/23	500	544,025
8.36%, 04/15/24	175	205,002
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	47	47,924
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	184	192,584
3.15%, 12/01/22 (Call 09/01/22)	268	280,743
3.85%, 10/01/24 (Call 07/01/24)	28	30,901
4.50%, 04/01/25 (Call 03/01/25)	1,122	1,285,273
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	275	290,590
3.20%, 02/01/22	253	261,513
3.25%, 09/01/24 (Call 07/01/24)	300	326,172
3.60%, 02/01/25 (Call 11/01/24)	606	669,939
3.75%, 08/23/22 (Call 05/23/22)	160	167,800
4.00%, 11/01/23 (Call 08/01/23)	14	15,260
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(b)	265	280,532
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	200	210,782
MEDNAX Inc., 5.25%, 12/01/23 (Call 12/01/20)(b)	250	251,620
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/21)(b)	200	203,932
5.38%, 11/15/22 (Call 08/15/22)	250	259,933
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 10/27/22)(b)	135	135,942
Providence Service Corp. (The), 5.88%, 11/15/25 (Call 11/15/22)(b)	60	61,068
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	160	177,466
4.25%, 04/01/24 (Call 01/01/24)	10	11,034
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	141	151,332
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 07/01/21)(b)	150	147,944
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	107	107,500
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/21)	790	803,288
4.63%, 09/01/24 (Call 09/01/21)(b)	241	246,767

Security	Par (000)	Value

Health Care - Services (continued)
5.13%, 05/01/25 (Call 05/01/21)	$600	$593,718
6.75%, 06/15/23	775	817,237
7.00%, 08/01/25 (Call 08/01/21)	200	205,000
7.50%, 04/01/25 (Call 04/01/22)(b)	270	290,874
UnitedHealth Group Inc.
2.38%, 10/15/22	325	338,182
2.38%, 08/15/24	562	598,260
2.75%, 02/15/23 (Call 11/15/22)	603	631,799
2.88%, 12/15/21	200	205,664
2.88%, 03/15/22 (Call 12/15/21)	869	893,514
2.88%, 03/15/23	467	493,824
3.35%, 07/15/22	887	932,441
3.38%, 11/15/21 (Call 08/15/21)	165	168,826
3.50%, 06/15/23	557	602,557
3.50%, 02/15/24	437	478,082
3.75%, 07/15/25	124	141,034
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/21)(b)	300	304,497

		31,390,191

Holding Companies - Diversified — 0.5%
Amipeace Ltd., 2.50%, 12/05/24(c)	400	414,268
Apollo Investment Corp., 5.25%, 03/03/25	100	95,046
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	306	307,215
3.50%, 02/10/23 (Call 01/10/23)	354	364,648
3.63%, 01/19/22 (Call 12/19/21)	315	323,294
4.20%, 06/10/24 (Call 05/10/24)	222	231,510
4.25%, 03/01/25 (Call 01/01/25)	380	396,819
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(c)	600	649,968
Bright Galaxy International Ltd., 3.38%, 11/03/21(c)	200	201,498
China Taiping New Horizon Ltd., 6.00%, 10/18/23(c)	200	223,030
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(a)(b)(e)	200	203,578
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	200	208,340
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(b)	1,050	1,078,518
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(b)	760	810,510
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	200	180,196
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)	55	54,587
4.63%, 07/15/24 (Call 06/15/24)	460	464,862
4.75%, 05/15/22 (Call 04/15/22)	86	87,777
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	156	163,493
Guohui International Bvi Co. Ltd., 4.37%, 07/09/22(c)	800	819,912
Haiguo Xintai Capital Ltd., 4.30%, 10/08/22(c)	200	153,980
Huarong Finance 2017 Co. Ltd.
1.39%, 11/07/22(a)(c)	400	392,096
1.56%, 07/03/23, (3 mo. LIBOR US + 1.325%)(a)(c)	200	194,710
3.75%, 04/27/22(c)	1,200	1,230,312
4.00%, (Call 11/07/22)(a)(c)(e)	400	405,492
Huarong Finance 2019 Co. Ltd.
2.50%, 02/24/23 (Call 01/24/23)(c)	300	302,013
3.25%, 11/13/24 (Call 10/13/24)(c)	400	412,192
3.38%, 05/29/22(c)	600	612,450

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.75%, 05/29/24(c)	$600	$626,628
Huarong Finance II Co. Ltd., 3.63%, 11/22/21(c)	200	203,574
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	209,048
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	520	529,100
6.25%, 02/01/22 (Call 02/01/21)	450	451,057
6.75%, 02/01/24 (Call 02/01/21)	175	179,053
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(c)	400	398,564
6.50%, 03/11/25 (Call 12/11/24)(c)	200	201,556
Main Street Capital Corp., 5.20%, 05/01/24	225	235,561
MDC-GMTN BV, 5.50%, 03/01/22(b)(d)	200	212,796
MDGH - GMTN BV, 2.50%, 11/07/24 (Call 10/07/24)(c)	1,000	1,047,620
MDGH-GMTN BV
2.75%, 05/11/23(c)	600	625,392
3.00%, 04/19/24(c)	400	424,112
Mumtalakat Sukuk Holding Co., 5.63%, 02/27/24(c)	400	420,944
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	295	294,858
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	345	343,868
4.00%, 03/30/25 (Call 02/28/25)	110	110,789
5.25%, 04/15/24 (Call 03/15/24)	20	20,967
Prospect Capital Corp., 5.88%, 03/15/23	75	77,938
Rongshi International Finance Ltd., 2.88%, 05/04/22(c)	400	409,332
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	125	126,838
Stena AB, 7.00%, 02/01/24(b)	200	190,040
Stena International SA, 6.13%, 02/01/25 (Call 02/01/22)(b)	200	190,246
Swire Pacific MTN Financing Ltd.
4.50%, 02/28/22(c)	600	624,162
4.50%, 10/09/23(c)	200	217,146
Temasek Financial I Ltd., 2.38%, 01/23/23(b)	500	521,330
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(b)	190	180,449
Xi Yang Overseas Ltd., 4.30%, 06/05/24(c)	400	419,972
Yieldking Investment Ltd., 4.80%, 10/18/21(c)	200	205,296
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(c)	400	418,248

		21,098,798

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/22)(b)	105	105,774
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 08/01/21)(b)	100	102,966
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 03/15/21)	150	154,797
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.38%, 05/15/25 (Call 05/15/21)(b)	200	203,388
Century Communities Inc., 5.88%, 07/15/25 (Call 07/15/21)	195	200,862
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	360	380,509
4.38%, 09/15/22 (Call 06/15/22)	104	110,344

Security	Par (000)	Value

Home Builders (continued)
4.75%, 02/15/23 (Call 11/15/22)	$46	$49,688
5.75%, 08/15/23 (Call 05/15/23)	165	185,389
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(b)	155	162,411
KB Home
7.00%, 12/15/21 (Call 09/15/21)	170	177,109
7.50%, 09/15/22	150	164,161
7.63%, 05/15/23 (Call 11/15/22)	160	176,192
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	210	215,269
4.50%, 04/30/24 (Call 01/30/24)	285	307,410
4.75%, 11/15/22 (Call 08/15/22)	205	215,590
4.75%, 05/30/25 (Call 02/28/25)	225	247,090
4.88%, 12/15/23 (Call 09/15/23)	150	162,459
5.38%, 10/01/22	100	106,439
5.88%, 11/15/24 (Call 05/15/24)	175	197,286
6.25%, 12/15/21 (Call 06/15/21)	125	128,658
M/I Homes Inc., 5.63%, 08/01/25 (Call 08/01/21)	125	129,274
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	125	135,690
Meritage Homes Corp.
6.00%, 06/01/25 (Call 03/01/25)	200	224,988
7.00%, 04/01/22	115	122,388
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 04/01/21)	135	137,579
7.25%, 10/15/25 (Call 10/15/22)(b)	30	30,178
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	260	274,305
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	325	342,683
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	176	186,711
5.88%, 04/15/23 (Call 01/15/23)(b)	125	132,083
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	158	165,655
5.63%, 01/15/24 (Call 10/15/23)	150	164,352
5.88%, 02/15/22 (Call 11/15/21)	150	156,025
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	200	216,762

		6,172,464

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.40%, 08/15/22 (Call 05/15/22)	62	64,324
3.80%, 11/15/24 (Call 08/15/24)	19	20,396
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(b)	220	226,340
2.68%, 07/19/24 (Call 06/19/24)(b)	265	281,555
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 10/15/21)	170	172,695
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(c)(e)	400	402,856
Whirlpool Corp.
4.00%, 03/01/24	142	155,917
4.70%, 06/01/22	81	86,103

		1,410,186

Household Products & Wares — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/20)(b)	200	205,010
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 11/15/20)	100	101,619

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Church & Dwight Co. Inc., 2.45%, 08/01/22 (Call 07/01/22)	$387	$398,966
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	69	71,863
3.50%, 12/15/24 (Call 09/15/24)	26	28,754
3.80%, 11/15/21	10	10,337
Kimberly-Clark Corp.
2.40%, 03/01/22	89	91,495
2.40%, 06/01/23	40	41,964
3.05%, 08/15/25	12	13,244
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/15/21)(b)	225	228,803
Prestige Brands Inc., 6.38%, 03/01/24 (Call 03/01/21)(b)	255	260,768
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 05/24/22)(b)	1,005	1,033,411
2.75%, 06/26/24 (Call 04/26/24)(b)	505	538,148
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/21)	400	411,832
6.13%, 12/15/24 (Call 12/15/20)	115	117,787

		3,554,001

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(b)	100	98,002
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(b)	280	297,629
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)	56	57,930
4.00%, 12/01/24 (Call 09/01/24)	100	104,160
4.35%, 04/01/23 (Call 02/01/23)	625	652,281
4.88%, 06/01/25 (Call 05/01/25)	235	253,772

		1,463,774

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(b)	460	481,620
Aflac Inc.
3.25%, 03/17/25	67	73,796
3.63%, 06/15/23	403	436,852
3.63%, 11/15/24	217	241,491
AIA Group Ltd.
3.13%, 03/13/23(c)	400	418,932
3.20%, 03/11/25 (Call 12/11/24)(b)	200	214,624
Alleghany Corp., 4.95%, 06/27/22	150	160,218
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27 (Call 10/15/23)(b)	80	79,802
Allstate Corp. (The), 3.15%, 06/15/23	570	612,870
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	707	756,999
3.75%, 07/10/25 (Call 04/10/25)	39	43,707
4.13%, 02/15/24	689	763,191
4.88%, 06/01/22	855	914,491
Aon Corp., 2.20%, 11/15/22	625	646,919
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	297	323,463
4.00%, 11/27/23 (Call 08/27/23)	322	351,238
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	335	363,425
Assurant Inc.
4.00%, 03/15/23	292	309,757
4.20%, 09/27/23 (Call 08/27/23)	224	242,278

Security	Par (000)	Value

Insurance (continued)
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	$432	$490,160
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/21)(b)	200	204,188
Athene Global Funding
2.50%, 01/14/25(b)	550	566,692
2.75%, 06/25/24(b)	154	160,744
3.00%, 07/01/22(b)	642	662,582
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	481	500,687
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,214	1,276,594
3.00%, 02/11/23	326	345,632
3.40%, 01/31/22	274	284,664
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	241	266,811
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22(c)	600	610,182
Cloverie PLC for Swiss Re Corporate Solutions Ltd., 4.50%, 09/11/44 (Call 09/11/24)(a)(c)	250	264,082
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	392	432,603
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	257	294,545
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	160	165,683
Equitable Financial Life Global Funding, 1.40%, 07/07/25(b)	15	15,318
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	392	421,572
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	230	263,769
Fidelity National Financial Inc., 5.50%, 09/01/22	258	279,231
First American Financial Corp., 4.60%, 11/15/24	25	27,790
Five Corners Funding Trust, 4.42%, 11/15/23(b)	830	921,142
Genworth Holdings Inc.
4.80%, 02/15/24(d)	250	228,792
4.90%, 08/15/23	110	102,516
7.63%, 09/24/21	225	224,413
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	28	27,861
Guardian Life Global Funding
1.10%, 06/23/25(b)	172	173,359
1.95%, 10/27/21(b)	250	254,177
2.50%, 05/08/22(b)	63	65,015
2.90%, 05/06/24(b)	380	408,261
3.40%, 04/25/23(b)	80	85,754
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(c)(e)	380	391,164
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(a)(c)(e)	300	299,928
Jackson National Life Global Funding
2.38%, 09/15/22(b)	78	80,777
2.50%, 06/27/22(b)	62	64,103
2.65%, 06/21/24(b)	200	211,804
3.25%, 01/30/24(b)	70	75,120
3.30%, 02/01/22(b)	268	277,661
3.88%, 06/11/25(b)	500	562,040
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	496	543,001
4.95%, 05/01/22(b)	37	39,384

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp.
3.35%, 03/09/25	$56	$61,122
4.00%, 09/01/23	555	606,626
4.20%, 03/15/22	354	371,608
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	285	298,726
Markel Corp., 4.90%, 07/01/22	57	60,946
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	373	383,354
3.30%, 03/14/23 (Call 01/14/23)	62	65,766
3.50%, 06/03/24 (Call 03/03/24)	254	277,289
3.50%, 03/10/25 (Call 12/10/24)	208	229,813
3.88%, 03/15/24 (Call 02/15/24)	820	905,772
MassMutual Global Funding II
0.85%, 06/09/23(b)	5	5,047
2.50%, 04/13/22(b)	525	541,369
2.50%, 10/17/22(b)	250	260,485
2.75%, 06/22/24(b)	350	374,857
2.95%, 01/11/25(b)	500	542,290
Met Tower Global Funding, 0.55%, 07/13/22(b)	129	129,279
MetLife Inc.
3.00%, 03/01/25	70	76,948
3.05%, 12/15/22	264	278,491
3.60%, 04/10/24	204	224,259
Series D, 4.37%, 09/15/23	273	302,754
Metropolitan Life Global Funding I
0.90%, 06/08/23(b)	500	505,430
0.95%, 07/02/25(b)	500	503,775
1.95%, 01/13/23(b)	500	516,440
2.40%, 06/17/22(b)	495	510,573
2.65%, 04/08/22(b)	290	299,350
3.45%, 10/09/21(b)	150	154,458
3.60%, 01/11/24(b)	610	665,510
3.88%, 04/11/22(b)	510	535,393
MGIC Investment Corp., 5.75%, 08/15/23	155	165,232
New York Life Global Funding
0.95%, 06/24/25(b)	20	20,129
1.10%, 05/05/23(b)	124	125,952
2.00%, 01/22/25(b)	685	718,572
2.25%, 07/12/22(b)	279	287,950
2.30%, 06/10/22(b)	536	552,471
2.88%, 04/10/24(b)	314	336,526
2.90%, 01/17/24(b)	474	507,213
Nippon Life Insurance Co., 5.10%, 10/16/44 (Call 10/16/24)(a)(b)	1,000	1,111,010
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	185	201,767
Pricoa Global Funding I
0.80%, 09/01/25(b)	600	595,650
2.40%, 09/23/24(b)	700	743,169
2.45%, 09/21/22(b)	505	524,427
3.45%, 09/01/23(b)	400	432,420
Primerica Inc., 4.75%, 07/15/22	172	183,484
Principal Financial Group Inc.
3.13%, 05/15/23	45	47,923
3.30%, 09/15/22	60	63,128
3.40%, 05/15/25 (Call 02/15/25)	10	11,048
Principal Life Global Funding II
1.25%, 06/23/25(b)	500	508,440
2.25%, 11/21/24(b)	538	568,569
Protective Life Global Funding, 2.62%, 08/22/22(b)	500	519,305

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc.
3.50%, 05/15/24	$539	$592,932
4.50%, 11/16/21	521	542,882
5.20%, 03/15/44 (Call 03/15/24)(a)	200	211,060
5.63%, 06/15/43 (Call 06/15/23)(a)	448	478,236
5.88%, 09/15/42 (Call 09/15/22)(a)	618	653,393
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	165	167,425
6.63%, 03/15/25 (Call 09/15/24)	275	298,493
Reinsurance Group of America Inc., 4.70%, 09/15/23	15	16,619
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	60	61,504
2.63%, 07/22/22(b)	55	56,534
3.85%, 09/19/23(b)	828	890,738
Swiss Re Finance Luxembourg SA, 4.25%, (Call 09/04/24)(a)(c)(e)	400	409,660
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(b)	10	10,583
Unum Group, 4.00%, 03/15/24	445	482,006
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/21)(b)	239	243,159
Vigorous Champion International Ltd.
2.75%, 06/02/25(c)	600	614,100
4.38%, 09/10/23(c)	200	213,624
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	38	41,022
5.65%, 05/15/53 (Call 05/15/23)(a)	185	190,615
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	463	505,138
WR Berkley Corp., 4.63%, 03/15/22	88	92,687
XLIT Ltd., 4.45%, 03/31/25	91	102,784
ZhongAn Online P&C Insurance Co. Ltd., 3.13%, 07/16/25 (Call 04/16/25)(c)	200	198,176

		44,990,959

Internet — 0.5%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	250	263,068
3.13%, 11/28/21 (Call 09/28/21)	670	685,236
3.60%, 11/28/24 (Call 08/28/24)	530	580,159
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	895	889,576
3.38%, 02/25/24	293	321,160
Amazon.com Inc.
0.40%, 06/03/23	152	152,356
0.80%, 06/03/25 (Call 05/03/25)	142	143,225
2.40%, 02/22/23 (Call 01/22/23)	1,139	1,190,551
2.50%, 11/29/22 (Call 08/29/22)	574	596,673
2.80%, 08/22/24 (Call 06/22/24)	1,009	1,089,226
3.30%, 12/05/21 (Call 10/05/21)	231	237,438
3.80%, 12/05/24 (Call 09/05/24)	185	207,418
Baidu Inc.
2.88%, 07/06/22	440	452,910
3.08%, 04/07/25 (Call 03/07/25)	260	275,720
3.50%, 11/28/22	205	214,820
3.88%, 09/29/23 (Call 08/29/23)	250	268,233
4.13%, 06/30/25	800	889,048
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	200	209,300
3.65%, 03/15/25 (Call 12/15/24)	96	105,328
4.10%, 04/13/25 (Call 03/13/25)	1,146	1,284,345

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	$175	$178,652
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	424	441,829
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	123	127,604
2.60%, 07/15/22 (Call 04/15/22)	713	735,474
2.75%, 01/30/23 (Call 12/30/22)	924	966,578
3.45%, 08/01/24 (Call 05/01/24)	94	102,397
3.80%, 03/09/22 (Call 02/09/22)	379	394,728
EIG Investors Corp., 10.88%, 02/01/24 (Call 02/01/21)	125	129,758
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)(b)	100	102,820
4.50%, 08/15/24 (Call 05/15/24)	360	383,065
6.25%, 05/01/25 (Call 02/01/25)(b)	628	690,543
7.00%, 05/01/25 (Call 05/01/22)(b)	530	566,665
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	195	202,613
5.50%, 02/15/22	275	288,986
5.75%, 03/01/24	150	166,109
5.88%, 02/15/25	430	485,616
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	150	154,164
5.00%, 04/15/25 (Call 04/15/21)(b)	445	453,281
Prosus NV, 5.50%, 07/21/25 (Call 04/21/25)(c)	400	459,136
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	758	782,370
3.63%, 04/01/25 (Call 01/01/25)	10	11,154
3.75%, 04/01/24 (Call 03/01/24)	76	83,646
Tencent Holdings Ltd.
1.13%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(c)	400	399,476
2.99%, 01/19/23 (Call 12/19/22)(c)	800	833,296
3.28%, 04/11/24 (Call 03/11/24)(c)	600	638,538
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(b)	230	239,198
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(b)	460	483,423
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/21)	320	323,062
5.25%, 04/01/25 (Call 01/01/25)	300	336,390
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	500	522,780

		21,739,141

Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(c)	400	416,816
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	265	267,881
ArcelorMittal SA
3.60%, 07/16/24	427	443,457
6.13%, 06/01/25(d)	250	289,857
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)	148	152,732
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(b)	220	220,130
9.88%, 10/17/25 (Call 10/17/22)(b)	442	505,400
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	175	182,964
CSN Resources SA, 7.63%, 02/13/23 (Call 02/13/21)(c)	400	415,012

Security	Par (000)	Value

Iron & Steel (continued)
Evraz PLC
5.25%, 04/02/24(c)	$200	$218,018
5.38%, 03/20/23(c)	200	213,840
6.75%, 01/31/22(c)	400	422,668
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(c)	675	743,485
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(b)	99	98,124
JSW Steel Ltd.
5.25%, 04/13/22(c)	200	202,786
5.95%, 04/18/24(c)	200	205,234
Metalloinvest Finance DAC, 4.85%, 05/02/24(c)	200	216,190
Metinvest BV, 7.75%, 04/23/23 (Call 01/23/23)(c)	200	204,388
MMK International Capital DAC, 4.38%, 06/13/24(c)	600	641,118
Novolipetsk Steel Via Steel Funding DAC, 4.50%, 06/15/23(c)	200	212,252
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	91	95,171
4.00%, 08/01/23 (Call 05/01/23)	437	473,223
4.13%, 09/15/22 (Call 06/15/22)	260	275,103
POSCO
2.50%, 01/17/25(c)	200	207,564
2.75%, 07/15/24(c)	400	418,100
4.00%, 08/01/23(c)	200	214,822
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	67	66,999
4.50%, 04/15/23 (Call 01/15/23)	191	206,253
Severstal OAO Via Steel Capital SA
3.15%, 09/16/24(c)	600	617,496
5.90%, 10/17/22(c)	200	214,518
Shandong Iron And Steel Xinheng International Co. Ltd., 6.85%, 09/25/22(c)	200	202,940
Shougang Group Co. Ltd., 4.00%, 05/23/24(c)	600	638,574
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	110	115,544
2.80%, 12/15/24 (Call 11/15/24)	230	243,821
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/21)(d)	300	238,155
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(b)	530	588,231

		11,088,866

Leisure Time — 0.1%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(b)	1,633	1,797,280
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/21)(b)(d)	175	146,408
King Power Capital Ltd., 5.63%, 11/03/24(c)	200	228,554
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(b)	200	137,934
12.25%, 05/15/24 (Call 02/15/24)(b)	310	340,182
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	229	204,664
9.13%, 06/15/23 (Call 03/15/23)(b)	425	442,544
10.88%, 06/01/23 (Call 03/01/23)(b)	400	436,312
11.50%, 06/01/25 (Call 06/01/22)(b)	1,000	1,143,920
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/21)(b)	235	236,213
Sunny Express Enterprises Corp., 2.63%, 04/23/25(c)	400	415,212
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 05/15/21)(b)	75	57,925
13.00%, 05/15/25 (Call 05/15/22)(b)	320	361,245

40	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 10/01/21)	$150	$150,870

		6,099,263

Lodging — 0.3%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(b)	125	104,265
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(b)	290	317,225
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/21)(b)	175	164,672
10.75%, 09/01/24 (Call 09/01/21)(b)	200	181,568
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 11/30/20)(c)	800	803,376
6.85%, 07/02/24 (Call 07/02/23)(c)	400	417,156
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/21)	400	398,248
5.38%, 05/01/25 (Call 05/01/22)(b)	260	270,119
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	180	185,247
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 04/01/21)	350	353,161
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	530	543,891
5.38%, 04/23/25 (Call 03/23/25)	25	27,068
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	7	6,938
3.20%, 08/08/24 (Call 07/08/24)	625	632,200
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	415	427,807
3.75%, 03/15/25 (Call 12/15/24)	91	93,982
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	711	791,642
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	111	117,732
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(b)	205	213,686
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 06/06/21)(c)	400	403,964
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/16/22)(b)	200	200,742
5.38%, 05/15/24 (Call 05/15/21)(b)	400	409,704
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	250	259,960
6.00%, 03/15/23	505	525,245
6.75%, 05/01/25 (Call 05/01/22)	350	367,748
7.75%, 03/15/22	415	436,236
Minor International PCL, 4.66%, (Call 12/04/21)(a)(c)(e)	200	203,666
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	680	723,962
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/21)(b)	225	223,812
Studio City Finance Ltd.
6.00%, 07/15/25 (Call 07/15/22)(b)	200	200,838
7.25%, 02/11/24 (Call 02/11/21)(c)	400	410,624
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/21)(b)	100	96,967
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	150	148,275
4.25%, 03/01/22 (Call 12/01/21)	251	252,227
5.65%, 04/01/24 (Call 02/01/24)	150	153,248
6.60%, 10/01/25 (Call 07/01/25)	150	159,743

Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	$225	$214,513
5.50%, 03/01/25 (Call 12/01/24)(b)	725	693,955
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 10/01/21)(b)	200	195,412

		12,330,824

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	760	789,328
3.38%, 04/03/23 (Call 03/03/23)	264	281,939
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 06/15/21)(b)	85	86,112
Caterpillar Financial Services Corp.
0.65%, 07/07/23	253	254,523
0.95%, 05/13/22	247	249,272
1.45%, 05/15/25	57	58,733
1.90%, 09/06/22	149	153,173
1.93%, 10/01/21	70	71,065
1.95%, 11/18/22	150	154,741
2.15%, 11/08/24	279	294,886
2.40%, 06/06/22	270	278,753
2.55%, 11/29/22	155	161,863
2.63%, 03/01/23	10	10,510
2.85%, 06/01/22	195	202,535
2.85%, 05/17/24	343	368,770
2.95%, 02/26/22	690	713,819
3.30%, 06/09/24	565	616,839
3.45%, 05/15/23	245	263,537
3.65%, 12/07/23	841	922,476
3.75%, 11/24/23	85	93,383
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	248	255,775
3.40%, 05/15/24 (Call 02/15/24)	725	791,076
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/20)(b)	185	179,248
CNH Industrial Capital LLC
1.95%, 07/02/23	352	358,086
3.88%, 10/15/21	272	279,124
4.20%, 01/15/24	33	35,678
4.38%, 04/05/22	358	375,710
CNH Industrial NV, 4.50%, 08/15/23	235	255,095
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	5	5,455
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	491	505,892
2.75%, 04/15/25 (Call 03/15/25)	95	103,179
Doosan Infracore Co. Ltd., 1.00%, 07/21/23(c)	400	401,180
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	126	130,521
4.00%, 11/15/23 (Call 08/15/23)	92	96,214
Husky III Holding Ltd., 13.00%, 02/15/25 (Call 02/15/21)(b)	165	173,728
John Deere Capital Corp.
0.55%, 07/05/22	110	110,384
0.70%, 07/05/23	212	213,757
1.20%, 04/06/23	106	108,065
1.95%, 06/13/22	555	569,363
2.05%, 01/09/25	668	704,626
2.15%, 09/08/22	636	658,012
2.60%, 03/07/24	442	471,565
2.65%, 01/06/22	220	226,024

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.65%, 06/24/24	$137	$146,791
2.70%, 01/06/23	85	89,247
2.75%, 03/15/22	6	6,192
2.80%, 01/27/23	97	102,212
2.80%, 03/06/23	632	667,272
2.95%, 04/01/22	262	271,636
3.15%, 10/15/21	150	154,155
3.20%, 01/10/22	275	284,614
3.35%, 06/12/24	105	114,945
3.45%, 06/07/23	359	386,866
3.45%, 01/10/24	150	163,299
3.45%, 03/13/25	32	35,715
3.65%, 10/12/23	600	657,540
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/21)(b)(d)	95	89,720
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/01/21)(b)	190	191,896
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	117	122,160
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	874	917,735
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	92	99,831
Shanghai Electric Group Global Investment Ltd., 2.30%, 02/21/25(c)	400	408,504
Tennant Co., 5.63%, 05/01/25 (Call 05/01/21)	165	170,881
Terex Corp., 5.63%, 02/01/25 (Call 02/01/21)(b)	250	253,950
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/21)	175	177,515
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	129	136,945
4.40%, 03/15/24 (Call 02/15/24)	333	363,386
Xylem Inc., 4.88%, 10/01/21	50	51,968
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22(b)	200	208,168

		19,307,157

Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	374	385,471
2.00%, 06/26/22	395	405,768
2.00%, 02/14/25 (Call 01/14/25)	91	95,973
2.25%, 03/15/23 (Call 02/15/23)	368	383,953
2.65%, 04/15/25 (Call 03/15/25)	131	141,810
2.75%, 03/01/22 (Call 02/01/22)	130	133,994
3.00%, 08/07/25	12	13,257
3.25%, 02/14/24 (Call 01/14/24)	538	583,999
Bombardier Inc.
5.75%, 03/15/22(b)	225	216,382
6.00%, 10/15/22 (Call 11/30/20)(b)	475	423,648
6.13%, 01/15/23(b)	445	383,488
7.50%, 12/01/24 (Call 12/01/20)(b)	350	262,500
7.50%, 03/15/25 (Call 03/15/21)(b)	575	416,783
8.75%, 12/01/21(b)	425	423,262
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	138	150,973
3.75%, 11/15/22 (Call 08/15/22)	30	31,431
Eaton Corp., 2.75%, 11/02/22	865	904,141
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(b)	247	230,750
General Electric Co.
2.70%, 10/09/22	672	697,032
3.10%, 01/09/23	257	269,393
3.15%, 09/07/22	359	374,588
3.38%, 03/11/24	703	755,549

Security	Par (000)	Value

Manufacturing (continued)
3.45%, 05/15/24 (Call 02/13/24)	$594	$638,580
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	195	207,716
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	86	93,562
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/21)(b)	200	205,728
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/21)(b)(d)	170	167,260
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	562	599,823
3.30%, 11/21/24 (Call 08/21/24)	121	131,805
Siemens Financieringsmaatschappij NV
2.00%, 09/15/23(b)	250	259,825
2.90%, 05/27/22(b)	750	778,837
3.13%, 03/16/24(b)	250	269,292
3.25%, 05/27/25(b)	550	609,070
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(c)	200	207,782
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	106	116,372
4.30%, 03/01/24 (Call 12/01/23)	243	265,737
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	318	348,569
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	455	501,474
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	175	179,704

		13,265,281

Media — 0.6%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/20)	192	192,071
4.75%, 08/01/25 (Call 08/01/21)	375	375,337
5.00%, 04/01/24 (Call 04/01/21)	398	399,954
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/20)(b)	200	202,002
5.38%, 05/01/25 (Call 05/01/21)(b)	255	261,895
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/21)(b)	200	161,148
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	1,606	1,701,750
4.50%, 02/01/24 (Call 01/01/24)	794	877,894
4.91%, 07/23/25 (Call 04/23/25)	1,719	1,978,896
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)	761	662,496
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	351	415,654
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	415	446,067
3.10%, 04/01/25 (Call 03/01/25)	615	675,873
3.38%, 02/15/25 (Call 11/15/24)	132	145,629
3.38%, 08/15/25 (Call 05/15/25)	351	390,975
3.60%, 03/01/24	1,047	1,150,779
3.70%, 04/15/24 (Call 03/15/24)	1,385	1,525,758
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	303	318,156
3.15%, 08/15/24 (Call 06/15/24)(b)	440	473,585
3.25%, 12/15/22(b)	681	717,011
3.85%, 02/01/25 (Call 11/01/24)(b)	34	37,568
CSC Holdings LLC
5.25%, 06/01/24	300	320,613

42	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.88%, 09/15/22	$300	$317,433
6.75%, 11/15/21	350	365,998
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	427	449,678
3.45%, 03/15/25 (Call 12/15/24)	209	227,823
3.90%, 11/15/24 (Call 08/15/24)	27	29,863
3.95%, 06/15/25 (Call 05/15/25)	47	52,619
DISH DBS Corp.
5.00%, 03/15/23	650	655,083
5.88%, 07/15/22	795	817,848
5.88%, 11/15/24	825	830,288
Entercom Media Corp., 7.25%, 11/01/24 (Call 11/01/20)(b)	100	84,372
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(b)	200	190,992
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	221	240,572
3.67%, 01/25/22	180	187,182
4.03%, 01/25/24 (Call 12/25/23)	869	953,545
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/21)(b)	150	112,391
Meredith Corp., 6.50%, 07/01/25 (Call 07/01/22)(b)	125	128,915
Quebecor Media Inc., 5.75%, 01/15/23	370	397,750
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/21)(b)(d)	100	87,250
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 08/01/21)(b)	240	239,820
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(b)	360	363,269
4.63%, 07/15/24 (Call 07/15/21)(b)	725	747,642
Sky Ltd., 3.13%, 11/26/22(b)	15	15,800
TEGNA Inc., 5.50%, 09/15/24 (Call 09/15/21)(b)(d)	48	48,946
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	170	186,512
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	574	671,172
Townsquare Media Inc., 6.50%, 04/01/23 (Call 04/01/21)(b)	100	93,600
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	588	611,673
2.45%, 03/04/22	354	363,802
2.55%, 02/15/22	50	51,389
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/21)(b)	610	599,612
9.50%, 05/01/25 (Call 05/01/22)(b)	185	202,044
Urban One Inc., 7.38%, 04/15/22 (Call 11/30/20)(b)	154	143,260
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	261	284,634
3.70%, 08/15/24 (Call 05/15/24)	307	334,639
3.88%, 04/01/24 (Call 01/01/24)	122	132,698
4.75%, 05/15/25 (Call 04/15/25)	684	785,389
5.88%, 02/28/57 (Call 02/28/22)(a)	225	227,486
Videotron Ltd.
5.00%, 07/15/22	310	324,697
5.38%, 06/15/24 (Call 03/15/24)(b)	240	262,562
Walt Disney Co. (The)
1.65%, 09/01/22	208	212,957
1.75%, 08/30/24 (Call 07/30/24)	1,053	1,092,803
3.00%, 09/15/22	476	498,981
3.35%, 03/24/25	1,177	1,303,904

Security	Par (000)	Value

Media (continued)
3.70%, 09/15/24 (Call 06/15/24)	$69	$76,300

		29,436,304

Metal Fabricate & Hardware — 0.1%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/20)(b)	300	302,640
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/21)(b)	113	112,072
Huayi Finance I Ltd., 3.00%, 10/30/24(c)	400	410,284
MCC Holding Hong Kong Corp. Ltd., 3.50%, (Call 01/16/23)(a)(c)(e)	500	500,515
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	721	750,590
Zhaobing Investment BVI Ltd., 5.88%, 09/18/22(c)	1,100	1,113,728

		3,189,829

Mining — 0.4%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 09/30/21)(b)	400	412,516
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)(c)	200	213,046
Anglo American Capital PLC, 3.63%, 09/11/24(b)	65	69,866
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	240	253,711
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(b)	483	511,038
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	559	576,200
3.25%, 11/21/21	40	41,184
3.85%, 09/30/23	130	142,178
Chinalco Capital Holdings Ltd.
4.10%, (Call 09/11/24)(a)(c)(e)	400	406,756
4.25%, 04/21/22(c)	200	203,662
Coeur Mining Inc., 5.88%, 06/01/24 (Call 06/01/21)	105	104,139
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(b)	125	127,919
Constellium SE
5.75%, 05/15/24 (Call 05/15/21)(b)	250	253,110
6.63%, 03/01/25 (Call 03/01/21)(b)	250	254,323
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22(b)	600	616,350
4.50%, 08/13/23(c)	400	433,708
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/01/21)(b)	150	98,925
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/21)(c)	700	694,540
7.50%, 04/01/25 (Call 04/01/21)(c)	650	651,235
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(b)	325	332,605
5.13%, 03/15/23 (Call 12/15/22)(b)	225	235,163
5.13%, 05/15/24 (Call 02/15/24)(b)	325	347,565
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	210	213,188
3.88%, 03/15/23 (Call 12/15/22)	688	709,142
4.55%, 11/14/24 (Call 08/14/24)	400	431,376
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	555	588,339
4.95%, 11/15/21(b)	210	218,629
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	580	576,914
3.00%, 10/27/22 (Call 09/27/22)(b)	230	237,937
4.00%, 04/16/25(b)	23	25,296
4.13%, 05/30/23(b)	610	653,505

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
4.13%, 03/12/24 (Call 02/12/24)(b)	$481	$520,081
4.63%, 04/29/24(b)	502	552,110
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 01/15/21)(b)	215	222,919
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(c)	400	435,460
5.23%, 11/15/21(c)	500	519,895
5.71%, 11/15/23(c)	400	441,584
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(b)	175	185,878
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	63	71,470
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(c)	200	212,408
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(a)(c)(e)	500	507,835
MMC Norilsk Nickel OJSC via MMC Finance DAC
3.85%, 04/08/22(c)	600	615,474
4.10%, 04/11/23(c)	400	417,964
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 3.38%, 10/28/24 (Call 07/28/24)(b)	300	310,041
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/20)(b)	110	87,419
New Gold Inc., 6.38%, 05/15/25 (Call 05/15/21)(b)	180	186,619
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)	34	35,029
3.70%, 03/15/23 (Call 12/15/22)	55	58,092
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(b)	200	208,786
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(c)	400	400,676
Polyus Finance PLC, 5.25%, 02/07/23(c)	200	213,176
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	365	410,749
Rusal Capital DAC, 5.13%, 02/02/22(c)	400	404,652
Southern Copper Corp., 3.50%, 11/08/22	200	210,556
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 06/15/21)(b)	85	81,773
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(c)	600	353,682
6.38%, 07/30/22(c)	200	141,118
7.13%, 05/31/23(c)	600	370,830
Volcan Cia Minera SAA, 5.38%, 02/02/22(c)	200	200,248

		19,010,589

Multi-National — 0.0%
Asian Development Bank, 0.25%, 10/06/23	205	204,746
Black Sea Trade & Development Bank, 3.50%, 06/25/24(c)	200	209,534
FMS Wertmanagement, 0.28%, 07/28/22(c)	200	200,122

		614,402

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	245	254,077
5.50%, 12/01/24 (Call 06/01/24)	250	275,270
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	125	121,574
5.38%, 05/15/22 (Call 04/15/22)	48	48,957
5.95%, 04/01/23 (Call 03/01/23)	113	113,902
Xerox Corp.
3.80%, 05/15/24(d)	100	102,830

Security	Par (000)	Value

Office & Business Equipment (continued)
4.07%, 03/17/22	$135	$138,340
4.38%, 03/15/23 (Call 02/15/23)	400	416,340
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(b)	330	325,502

		1,796,792

Oil & Gas — 2.1%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(b)	265	272,232
5.88%, 03/31/25 (Call 03/31/21)(b)	150	155,849
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/21)	225	166,714
5.13%, 12/01/22 (Call 11/30/20)	300	277,989
5.38%, 11/01/21 (Call 11/01/20)(d)	300	300,336
5.63%, 06/01/23 (Call 06/01/21)(d)	295	244,782
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	210	209,223
4.63%, 11/15/25 (Call 08/15/25)	40	37,874
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27 (Call 11/01/26)(b)	128	125,115
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 02/24/21)(b)	125	43,320
Baytex Energy Corp., 5.63%, 06/01/24 (Call 06/01/21)(b)	150	84,132
BG Energy Capital PLC, 4.00%, 10/15/21(b)	200	206,570
Bharat Petroleum Corp. Ltd., 4.38%, 01/24/22(c)	400	411,660
BP Capital Markets America Inc.
2.52%, 09/19/22 (Call 08/19/22)	199	206,116
2.75%, 05/10/23	936	987,630
2.94%, 04/06/23	311	328,705
3.19%, 04/06/25 (Call 03/06/25)	1,145	1,250,947
3.22%, 11/28/23 (Call 09/28/23)	105	112,603
3.22%, 04/14/24 (Call 02/14/24)	462	496,899
3.25%, 05/06/22	978	1,019,379
3.79%, 02/06/24 (Call 01/06/24)	554	604,242
BP Capital Markets PLC
2.50%, 11/06/22	374	389,282
2.75%, 05/10/23	10	10,515
3.06%, 03/17/22	538	557,949
3.25%, 05/06/22	353	367,713
3.51%, 03/17/25	62	68,746
3.54%, 11/04/24	25	27,512
3.56%, 11/01/21	686	707,129
3.81%, 02/10/24	570	624,104
3.99%, 09/26/23	543	594,867
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/21)	200	71,292
6.25%, 04/15/23 (Call 04/15/21)	225	87,336
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 01/15/21)	44	43,753
7.75%, 04/15/23 (Call 04/15/21)	150	144,000
9.25%, 07/15/24 (Call 07/15/21)(b)	81	87,559
11.00%, 04/15/25 (Call 10/15/21)(b)(d)	225	217,949
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	85	86,131
2.95%, 01/15/23 (Call 12/15/22)	897	930,126
3.45%, 11/15/21 (Call 08/15/21)	235	239,916
3.80%, 04/15/24 (Call 01/15/24)	184	196,755
3.90%, 02/01/25 (Call 11/01/24)	92	99,333

44	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	$180	$178,349
3.80%, 09/15/23 (Call 06/15/23)	200	202,982
5.38%, 07/15/25 (Call 04/15/25)	485	511,641
Chevron Corp.
1.14%, 05/11/23	884	900,018
1.55%, 05/11/25 (Call 04/11/25)	1,571	1,621,319
2.36%, 12/05/22 (Call 09/05/22)	1,036	1,074,166
2.41%, 03/03/22 (Call 01/03/22)	423	433,114
2.50%, 03/03/22 (Call 02/03/22)	227	233,147
2.57%, 05/16/23 (Call 03/16/23)	227	238,625
2.90%, 03/03/24 (Call 01/03/24)	448	479,105
3.19%, 06/24/23 (Call 03/24/23)	853	909,349
Chevron USA Inc.
0.43%, 08/11/23	1,385	1,384,598
0.69%, 08/12/25 (Call 07/12/25)	1,860	1,851,388
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	320	341,840
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(c)	200	219,364
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	700	729,281
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	2,085	2,182,078
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	200	220,230
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	800	874,640
CNPC General Capital Ltd., 3.40%, 04/16/23(c)	200	211,214
Comstock Resources Inc., 7.50%, 05/15/25 (Call 05/15/21)(b)	300	298,161
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	10	10,343
3.35%, 11/15/24 (Call 08/15/24)	81	88,369
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	430	401,272
4.50%, 04/15/23 (Call 01/15/23)	655	623,134
5.00%, 09/15/22 (Call 11/30/20)	469	464,310
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/21)(b)	275	270,127
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(b)	215	156,260
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	533	539,465
5.38%, 05/31/25 (Call 05/31/21)	20	20,698
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	200	210,264
Ecopetrol SA
4.13%, 01/16/25	465	489,840
5.88%, 09/18/23	894	988,406
Endeavor Energy Resources LP/EER Finance Inc., 6.63%, 07/15/25 (Call 07/15/22)(b)	300	312,441
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 02/15/21)(b)	110	81,655
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	595	642,326
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(b)	225	80,152
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	585	611,237
3.15%, 04/01/25 (Call 01/01/25)	51	55,456
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	374	373,768
4.88%, 11/15/21	143	145,471
7.88%, 02/01/25 (Call 01/01/25)	425	472,812
Equinor ASA
2.45%, 01/17/23	758	790,996

Security	Par (000)	Value

Oil & Gas (continued)
2.65%, 01/15/24	$457	$485,074
2.75%, 11/10/21	360	368,489
2.88%, 04/06/25 (Call 03/06/25)	1,297	1,402,809
3.15%, 01/23/22	776	801,887
3.25%, 11/10/24	105	115,135
3.70%, 03/01/24	508	558,094
Exxon Mobil Corp.
1.57%, 04/15/23	360	370,116
1.90%, 08/16/22	292	300,056
2.02%, 08/16/24 (Call 07/16/24)	985	1,031,817
2.40%, 03/06/22 (Call 01/06/22)	678	694,279
2.71%, 03/06/25 (Call 12/06/24)	626	672,737
2.73%, 03/01/23 (Call 01/01/23)	932	978,386
2.99%, 03/19/25 (Call 02/19/25)	969	1,055,367
3.18%, 03/15/24 (Call 12/15/23)	292	314,329
Foothills Resource Inc., 11.50%, 04/01/23	100	469
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23(c)	600	666,564
Gazprom Via Gaz Capital SA
4.95%, 07/19/22(c)	600	630,636
6.51%, 03/07/22(c)	219	232,245
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 11/30/20)(b)	105	59,691
GS Caltex Corp., 3.00%, 06/04/24(c)	400	420,804
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/21)	200	110,810
6.63%, 05/01/23 (Call 05/01/21)	100	54,500
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(c)	200	217,018
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	171	187,584
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	125	128,398
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 11/30/20)	125	27,809
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/21)(b)	200	184,344
5.75%, 10/01/25 (Call 04/01/21)(b)	125	115,225
HollyFrontier Corp., 2.63%, 10/01/23	250	247,680
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	63	64,269
4.00%, 04/15/24 (Call 01/15/24)	455	471,639
Indian Oil Corp. Ltd., 4.75%, 01/16/24(c)	600	638,838
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(b)	200	175,596
KazMunayGas National Co. JSC, 4.75%, 04/24/25(c)	200	222,364
Korea National Oil Corp., 2.00%, 10/24/21(b)(d)	200	202,854
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	255	118,101
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(b)(c)	200	205,858
6.13%, 06/30/25 (Call 03/30/25)(b)(c)	225	232,915
Lukoil International Finance BV
4.56%, 04/24/23(c)	600	637,398
6.66%, 06/07/22(c)	300	323,346
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	184	187,384
3.85%, 06/01/25 (Call 03/01/25)	139	142,161
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	358	379,788
4.50%, 05/01/23 (Call 04/01/23)	1,018	1,095,012

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.70%, 05/01/25 (Call 04/01/25)	$619	$687,016
4.75%, 12/15/23 (Call 10/15/23)	321	352,564
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(c)	200	193,454
MEG Energy Corp.
6.50%, 01/15/25 (Call 01/15/21)(b)	225	220,444
7.00%, 03/31/24 (Call 09/30/21)(b)	235	224,049
Montage Resources Corp., 8.88%, 07/15/23 (Call 07/15/21)	207	211,326
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	100	96,721
4.95%, 12/01/22 (Call 09/01/22)	200	191,258
5.75%, 08/15/25 (Call 08/15/21)	200	163,952
6.88%, 08/15/24 (Call 08/15/21)	263	234,109
Nabors Industries Inc.
5.10%, 09/15/23 (Call 06/15/23)(d)	125	59,895
5.75%, 02/01/25 (Call 11/01/24)	200	55,798
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(b)	300	261,354
Newfield Exploration Co.
5.63%, 07/01/24	499	482,763
5.75%, 01/30/22	394	396,124
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	148	163,562
Occidental Petroleum Corp.
2.70%, 08/15/22	722	666,926
2.70%, 02/15/23 (Call 08/15/22)	394	352,996
2.90%, 08/15/24 (Call 06/15/24)	1,234	1,026,996
3.13%, 02/15/22 (Call 11/15/21)	415	395,038
3.45%, 07/15/24 (Call 04/15/24)	75	63,469
3.50%, 06/15/25 (Call 03/15/25)	300	241,053
5.88%, 09/01/25 (Call 06/01/25)	395	347,489
6.95%, 07/01/24	353	340,186
8.00%, 07/15/25 (Call 04/15/25)	190	185,305
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/24(c)	215	229,270
Oil India Ltd., 5.38%, 04/17/24(c)	400	436,020
ONGC Videsh Ltd., 3.75%, 05/07/23(c)	200	207,792
ONGC Videsh Vankorneft Pte Ltd., 2.88%, 01/27/22(c)	400	404,584
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	25	24,985
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/21)(b)	225	231,707
5.38%, 01/15/25 (Call 01/15/21)(b)	310	316,879
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 06/15/21)	275	114,098
9.25%, 05/15/25 (Call 05/15/22)(b)	445	397,616
PDC Energy Inc., 6.13%, 09/15/24 (Call 09/15/21)	175	167,708
Pertamina Persero PT
4.30%, 05/20/23(c)	400	429,600
4.88%, 05/03/22(c)	600	633,786
Petrobras Global Finance BV, 5.30%, 01/27/25	200	223,080
Petroleos Mexicanos
3.50%, 01/30/23	500	489,220
3.90%, 03/11/22, (3 mo. LIBOR US + 3.650%)(a)	200	197,204
4.25%, 01/15/25	400	371,956
4.63%, 09/21/23	740	732,718
4.88%, 01/18/24	400	392,112
6.88%, 10/16/25 (Call 09/16/25)(b)	200	197,706
Petronas Capital Ltd.
3.13%, 03/18/22(c)	700	721,063

Security	Par (000)	Value

Oil & Gas (continued)
3.50%, 03/18/25(c)	$500	$549,815
7.88%, 05/22/22(b)	100	110,668
Phillips 66
3.70%, 04/06/23	258	275,854
3.85%, 04/09/25 (Call 03/09/25)	361	397,609
4.30%, 04/01/22	995	1,046,342
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/21)	125	81,250
7.75%, 12/15/23 (Call 12/15/20)	125	94,634
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	250	197,430
5.38%, 10/01/22 (Call 07/01/22)	200	174,834
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	415	385,701
5.00%, 08/15/22 (Call 05/15/22)(d)	175	175,105
5.00%, 03/15/23 (Call 12/15/22)	250	242,925
Reliance Industries Ltd.
4.13%, 01/28/25(c)	400	439,456
5.40%, 02/14/22(c)	250	263,042
Rosneft Oil Co. Via Rosneft International Finance DAC, 4.20%, 03/06/22(c)	800	821,944
Saka Energi Indonesia PT, 4.45%, 05/05/24(c)	400	367,864
Saudi Arabian Oil Co.
2.75%, 04/16/22(c)	800	819,672
2.88%, 04/16/24(c)	800	836,904
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/21)(b)	275	261,335
6.75%, 05/01/23 (Call 05/01/21)(b)	175	173,810
6.88%, 06/30/23 (Call 06/30/21)(b)	200	199,900
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(c)	350	117,128
Shell International Finance BV
0.38%, 09/15/23	5	4,991
2.00%, 11/07/24 (Call 10/07/24)	530	556,309
2.25%, 01/06/23	685	711,064
2.38%, 08/21/22	826	855,786
2.38%, 04/06/25 (Call 03/06/25)	1,113	1,187,949
3.25%, 05/11/25	873	965,363
3.40%, 08/12/23	348	376,428
3.50%, 11/13/23 (Call 10/13/23)	508	552,435
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(c)	400	418,744
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(c)	400	437,584
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(c)	200	220,086
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(c)	800	821,224
3.00%, 04/12/22(c)	700	719,733
Sinopec Group Overseas Development 2018 Ltd.
2.50%, 08/08/24 (Call 07/08/24)(c)	600	623,574
2.50%, 11/12/24 (Call 10/12/24)(c)	1,400	1,458,590
3.75%, 09/12/23(c)	1,000	1,073,090
SK Innovation Co. Ltd., 4.13%, 07/13/23(c)	200	212,348
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/21)	100	50,108
10.00%, 01/15/25 (Call 06/17/22)(b)	408	388,987
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	75	74,312
6.45%, 01/23/25 (Call 10/23/24)	435	436,214

46	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Suncor Energy Inc.
2.80%, 05/15/23	$1,400	$1,462,398
3.10%, 05/15/25 (Call 04/15/25)	10	10,695
3.60%, 12/01/24 (Call 09/01/24)	638	692,600
Suncor Energy Ventures Corp., 4.50%, 04/01/22 (Call 01/01/22)(b)	100	103,716
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 01/15/21)	425	426,887
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/20)(c)(d)	480	440,616
Teine Energy Ltd., 6.88%, 09/30/22 (Call 11/30/20)(b)(d)	125	124,375
Tengizchevroil Finance Co. International Ltd., 2.63%, 08/15/25 (Call 05/15/25)(c)	400	401,352
Total Capital Canada Ltd., 2.75%, 07/15/23	450	477,081
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	213	225,987
2.70%, 01/25/23	570	598,699
2.88%, 02/17/22	924	953,827
3.70%, 01/15/24	714	781,330
3.75%, 04/10/24	496	547,946
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	195	120,693
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)	156	138,533
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	160	99,920
Tullow Oil PLC
6.25%, 04/15/22 (Call 11/10/20)(b)	400	248,040
7.00%, 03/01/25 (Call 03/01/21)(c)	200	104,556
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/18/24)(c)	400	366,396
Valero Energy Corp.
1.20%, 03/15/24	200	196,666
2.70%, 04/15/23	131	134,809
2.85%, 04/15/25 (Call 03/15/25)	1,279	1,315,272
3.65%, 03/15/25	28	29,763
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/21)(b)	125	69,459
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/21)(b)	70	58,006
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/21)(b)	225	165,125
9.75%, 04/15/23 (Call 10/15/21)(b)	100	74,966
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	190	201,121
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	275	285,365
8.25%, 08/01/23 (Call 06/01/23)	125	140,440
YPF SA
8.50%, 07/28/25(c)	700	406,336
8.75%, 04/04/24(c)	851	562,766

		100,224,403

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	985	1,028,527
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/21)(b)	125	25,783
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/21)(b)	200	200,284
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	450	463,441

Security	Par (000)	Value

Oil & Gas Services (continued)
COSL Singapore Capital Ltd., 1.88%, 06/24/25 (Call 05/24/25)(c)	$800	$799,048
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(b)	50	44,399
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/21)	150	126,590
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	666	703,556
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(b)(d)	156	43,955
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	175	141,514
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (Call 08/17/25)	200	202,202
2.65%, 11/20/22 (Call 10/20/22)(b)	385	398,313
Schlumberger Holdings Corp., 3.75%, 05/01/24 (Call 04/01/24)(b)	496	536,801
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	173	177,316
3.65%, 12/01/23 (Call 09/01/23)	430	463,445
SESI LLC, 7.13%, 12/15/21 (Call 11/30/20)(b)	237	52,313
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	25,690
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/21)(b)	122	111,798
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(b)	130	114,917
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(b)	200	196,072
11.00%, 12/01/24 (Call 12/01/21)(b)(d)	700	413,700

		6,269,664

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(b)	400	418,424
6.00%, 02/15/25 (Call 02/15/21)(b)	200	207,000
Ball Corp.
4.00%, 11/15/23	385	407,068
5.00%, 03/15/22	330	343,721
5.25%, 07/01/25	400	452,596
Berry Global Inc., 5.13%, 07/15/23 (Call 07/15/21)	106	107,314
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	345	359,155
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 01/15/21)(b)	275	270,776
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)	110	115,863
4.75%, 04/15/21 (Call 01/15/21)	100	100,337
4.88%, 11/15/22 (Call 08/15/22)	150	155,831
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/21)(b)	600	600,576
7.25%, 04/15/25 (Call 04/15/21)(b)	525	506,368
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(b)	110	111,219
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	100	105,319
5.88%, 08/15/23(b)	345	363,161
6.38%, 08/15/25(b)	125	137,480
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	127	138,994
4.50%, 11/01/23 (Call 08/01/23)	272	299,921

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/21)(b)	$200	$200,406
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23 (Call 07/15/21)(b)	22	22,264
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(b)	150	158,220
5.13%, 12/01/24 (Call 09/01/24)(b)	175	190,900
5.25%, 04/01/23 (Call 01/01/23)(b)	175	184,902
5.50%, 09/15/25 (Call 06/15/25)(b)	200	223,346
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 03/15/21)	125	127,621
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	135	142,767
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	350	373,499
4.90%, 03/01/22	101	106,851
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	86	92,450
3.75%, 03/15/25 (Call 01/15/25)	340	378,495

		7,402,844

Pharmaceuticals — 1.4%
AbbVie Inc.
2.15%, 11/19/21(b)	781	795,019
2.30%, 11/21/22(b)	1,471	1,523,971
2.60%, 11/21/24 (Call 10/21/24)(b)	1,323	1,407,288
2.85%, 05/14/23 (Call 03/14/23)	637	670,028
2.90%, 11/06/22	1,270	1,330,249
3.20%, 11/06/22 (Call 09/06/22)	304	318,628
3.25%, 10/01/22 (Call 07/01/22)(b)	649	678,302
3.38%, 11/14/21	488	502,538
3.45%, 03/15/22 (Call 01/15/22)(b)	1,873	1,938,761
3.60%, 05/14/25 (Call 02/14/25)	1,477	1,635,069
3.75%, 11/14/23 (Call 10/14/23)	799	870,670
3.80%, 03/15/25 (Call 12/15/24)(b)	1,166	1,293,875
3.85%, 06/15/24 (Call 03/15/24)(b)	310	339,952
5.00%, 12/15/21 (Call 09/16/21)(b)	360	373,720
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	45	49,291
3.40%, 05/15/24 (Call 02/15/24)	359	389,199
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	892	918,840
3.50%, 08/17/23 (Call 07/17/23)	492	531,783
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 11/30/20)(b)	144	144,022
5.88%, 05/15/23 (Call 11/30/20)(b)	47	47,010
6.13%, 04/15/25 (Call 04/15/21)(b)	1,350	1,385,221
7.00%, 03/15/24 (Call 03/15/21)(b)	725	751,209
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	725	780,107
3.88%, 12/15/23 (Call 11/15/23)(b)	665	723,886
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	260	281,676
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	1,536	1,588,946
3.13%, 11/08/21	419	430,053
3.36%, 06/06/24 (Call 04/06/24)	1,332	1,437,042
3.73%, 12/15/24 (Call 09/15/24)	85	93,656
Bristol-Myers Squibb Co.
2.00%, 08/01/22	278	285,934
2.60%, 05/16/22	510	527,626

Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 02/15/23 (Call 01/15/23)	$276	$290,164
2.90%, 07/26/24 (Call 06/26/24)	1,795	1,940,951
3.25%, 08/15/22	590	620,249
3.25%, 02/20/23 (Call 01/20/23)	497	527,784
3.25%, 11/01/23	113	122,321
3.55%, 08/15/22	369	389,675
3.63%, 05/15/24 (Call 02/15/24)	80	87,701
3.88%, 08/15/25 (Call 05/15/25)	526	598,662
4.00%, 08/15/23	60	65,872
7.15%, 06/15/23	25	29,280
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	691	712,725
3.08%, 06/15/24 (Call 04/15/24)	660	708,880
3.20%, 03/15/23	94	99,293
3.50%, 11/15/24 (Call 08/15/24)	62	67,594
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	639	678,343
3.05%, 11/30/22 (Call 10/31/22)	584	612,359
3.50%, 06/15/24 (Call 03/17/24)	310	337,323
3.75%, 07/15/23 (Call 06/15/23)	777	841,071
3.90%, 02/15/22	186	194,043
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	405	431,912
2.75%, 12/01/22 (Call 09/01/22)	823	856,743
3.38%, 08/12/24 (Call 05/12/24)	419	455,734
3.50%, 07/20/22 (Call 05/20/22)	1,073	1,123,023
3.70%, 03/09/23 (Call 02/09/23)	993	1,062,977
3.88%, 07/20/25 (Call 04/20/25)	1,175	1,319,408
4.10%, 03/25/25 (Call 01/25/25)	528	595,352
4.75%, 12/01/22 (Call 09/01/22)	630	677,723
Elanco Animal Health Inc., 5.27%, 08/28/23 (Call 07/28/23)	340	369,301
Eli Lilly & Co., 2.35%, 05/15/22	495	510,533
EMD Finance LLC
2.95%, 03/19/22 (Call 01/19/22)(b)	425	437,457
3.25%, 03/19/25 (Call 12/19/24)(b)	1,101	1,206,806
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 04/15/21)(b)	200	200,002
9.50%, 07/31/27 (Call 07/31/23)(b)	332	356,070
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	564	595,516
3.38%, 05/15/23	900	967,239
3.63%, 05/15/25	46	51,759
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	874	907,002
2.88%, 06/01/22 (Call 05/01/22)	800	830,080
3.00%, 06/01/24 (Call 05/01/24)	829	894,831
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	325	343,655
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	690	715,406
2.25%, 03/03/22 (Call 02/03/22)	462	473,435
2.45%, 12/05/21	40	40,944
2.63%, 01/15/25 (Call 11/15/24)	266	288,301
3.38%, 12/05/23	94	102,674
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/21)(b)(i)	175	56,648
5.75%, 08/01/22 (Call 11/30/20)(b)(i)	175	59,924

48	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	$416	$432,345
2.85%, 03/15/23 (Call 12/15/22)	308	322,032
3.80%, 03/15/24 (Call 12/15/23)	447	488,236
Merck & Co. Inc.
2.35%, 02/10/22	529	542,537
2.40%, 09/15/22 (Call 06/15/22)	313	323,730
2.75%, 02/10/25 (Call 11/10/24)	287	310,772
2.80%, 05/18/23	1,075	1,142,585
2.90%, 03/07/24 (Call 02/07/24)	656	706,282
Mylan Inc.
3.13%, 01/15/23(b)	253	265,716
4.20%, 11/29/23 (Call 08/29/23)	330	360,974
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	155	162,169
2.40%, 05/17/22 (Call 04/17/22)	1,066	1,099,259
2.40%, 09/21/22	373	387,767
3.40%, 05/06/24	926	1,017,331
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(d)	100	100,052
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(b)	100	101,842
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	846	849,502
2.20%, 12/15/21	516	527,063
2.80%, 03/11/22	409	422,746
2.95%, 03/15/24 (Call 02/15/24)	567	610,188
3.00%, 06/15/23	808	861,950
3.20%, 09/15/23 (Call 08/15/23)	638	687,381
3.40%, 05/15/24	476	522,153
5.80%, 08/12/23	88	100,555
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	464	498,415
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	1,244	1,319,573
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	785	871,711
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	208	201,001
Series 2, 3.65%, 11/10/21	233	231,255
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	250	247,943
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	976	925,102
6.00%, 04/15/24 (Call 01/15/24)	400	402,308
7.13%, 01/31/25 (Call 10/31/24)	750	776,603
Upjohn Inc.
1.13%, 06/22/22(b)	196	197,819
1.65%, 06/22/25 (Call 05/22/25)(b)	204	208,476
Wyeth LLC, 6.45%, 02/01/24	84	99,571
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	706	743,827

		67,967,087

Pipelines — 0.9%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/20)(b)	150	145,560
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 09/15/21)	285	266,344
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(b)	316	306,849

Security	Par (000)	Value

Pipelines (continued)
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	$116	$118,552
4.95%, 12/15/24 (Call 09/15/24)	319	347,426
Buckeye Partners LP
4.13%, 03/01/25 (Call 02/01/25)(b)	185	175,619
4.15%, 07/01/23 (Call 04/01/23)	200	197,582
4.35%, 10/15/24 (Call 07/15/24)	225	220,142
6.38%, 01/22/78 (Call 01/22/23)(a)	100	65,000
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	539	610,671
7.00%, 06/30/24 (Call 01/01/24)	545	624,352
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 10/01/21)	625	635,731
CNPC Global Capital Ltd., 1.13%, 06/23/23 (Call 05/23/23)(c)	1,000	1,000,620
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	20	23,044
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/21)	200	182,700
6.25%, 04/01/23 (Call 04/01/21)	300	290,976
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	212	212,774
4.75%, 09/30/21 (Call 06/30/21)(b)	200	205,358
4.95%, 04/01/22 (Call 01/01/22)	125	126,877
5.38%, 07/15/25 (Call 04/15/25)	375	393,450
5.85%, 05/21/43 (Call 05/21/23)(a)(b)	228	168,870
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 05/15/21)	100	89,384
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	245	240,423
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	717	750,262
2.90%, 07/15/22 (Call 06/15/22)	323	334,515
3.50%, 06/10/24 (Call 03/10/24)	297	319,533
4.00%, 10/01/23 (Call 07/01/23)	513	554,974
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	476	480,370
3.60%, 02/01/23 (Call 11/01/22)	271	279,230
4.05%, 03/15/25 (Call 12/15/24)	560	589,008
4.25%, 03/15/23 (Call 12/15/22)	586	611,919
4.50%, 04/15/24 (Call 03/15/24)	363	385,604
4.90%, 02/01/24 (Call 11/01/23)	262	280,225
5.20%, 02/01/22 (Call 11/01/21)	665	687,889
5.88%, 01/15/24 (Call 10/15/23)	416	455,374
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	375	396,169
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	52	55,001
5.00%, 10/01/22 (Call 07/01/22)	43	45,309
5.88%, 03/01/22 (Call 12/01/21)	619	646,935
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	295	255,051
4.40%, 04/01/24 (Call 01/01/24)	225	205,157
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	835	884,248
3.50%, 02/01/22	534	554,105
3.75%, 02/15/25 (Call 11/15/24)	318	352,862
3.90%, 02/15/24 (Call 11/15/23)	267	291,468
4.05%, 02/15/22	348	363,350

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	$335	$294,699
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	175	169,799
4.75%, 07/15/23 (Call 06/15/23)	476	473,468
6.00%, 07/01/25 (Call 04/01/25)(b)	330	338,395
Florida Gas Transmission Co. LLC
3.88%, 07/15/22 (Call 04/15/22)(b)	25	26,029
4.35%, 07/15/25 (Call 04/15/25)(b)	50	56,658
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/21)	150	129,039
6.00%, 05/15/23 (Call 05/15/21)	165	150,541
6.50%, 10/01/25 (Call 10/01/21)	55	45,540
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	25	28,223
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	329	345,947
3.50%, 09/01/23 (Call 06/01/23)	287	305,899
3.95%, 09/01/22 (Call 06/01/22)	610	640,939
4.15%, 03/01/22	79	82,496
4.15%, 02/01/24 (Call 11/01/23)	87	94,525
4.25%, 09/01/24 (Call 06/01/24)	374	412,844
4.30%, 05/01/24 (Call 02/01/24)	230	252,522
5.00%, 10/01/21 (Call 07/01/21)	475	488,832
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	626	655,992
4.30%, 06/01/25 (Call 03/01/25)	106	119,112
Kinder Morgan Inc./DE, 5.63%, 11/15/23 (Call 08/15/23)(b)	572	643,008
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	285	287,628
3.90%, 04/01/24 (Call 03/01/24)(b)	452	456,751
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,400	1,394,932
3.38%, 03/15/23 (Call 02/15/23)	208	218,905
3.50%, 12/01/22 (Call 11/01/22)	64	66,975
4.00%, 02/15/25 (Call 11/15/24)	24	26,105
4.50%, 07/15/23 (Call 04/15/23)	575	621,011
4.88%, 12/01/24 (Call 09/01/24)	571	639,617
4.88%, 06/01/25 (Call 03/01/25)	566	639,535
5.25%, 01/15/25 (Call 01/15/21)	47	48,475
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(b)	485	500,040
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/21)	100	50,008
7.50%, 11/01/23 (Call 11/01/20)	250	134,717
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(b)	364	377,847
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)	200	198,108
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	150	150,004
5.75%, 10/01/25 (Call 07/01/25)	115	115,765
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	155	158,142
4.25%, 02/01/22 (Call 11/02/21)	506	521,423
7.50%, 09/01/23 (Call 06/01/23)	172	196,539
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	700	726,635
5.00%, 09/15/23 (Call 06/15/23)	10	10,799

Security	Par (000)	Value

Pipelines (continued)
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/21)	$260	$200,582
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	318	327,426
3.61%, 02/15/25 (Call 11/15/24)	67	70,855
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	10	10,285
3.65%, 06/01/22 (Call 03/01/22)	371	379,670
3.85%, 10/15/23 (Call 07/15/23)	375	392,096
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(b)	225	232,497
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(b)	195	194,854
Ruby Pipeline LLC, 7.75%, 04/01/22(b)	126	106,105
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	350	382,382
5.63%, 03/01/25 (Call 12/01/24)	1,127	1,288,984
5.75%, 05/15/24 (Call 02/15/24)	815	917,951
6.25%, 03/15/22 (Call 12/15/21)	480	507,317
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	31	33,690
4.75%, 03/15/24 (Call 12/15/23)	459	509,876
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	203	207,844
4.25%, 04/01/24 (Call 01/01/24)	64	67,265
4.65%, 02/15/22	37	38,413
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/21)(b)	175	166,873
5.50%, 09/15/24 (Call 09/15/21)(b)	320	308,525
7.50%, 10/01/25 (Call 10/01/22)(b)	260	262,655
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/21)	275	275,245
5.13%, 02/01/25 (Call 02/01/21)	225	225,619
5.25%, 05/01/23 (Call 11/01/20)	190	190,000
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	17	18,715
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	118	121,498
TransCanada PipeLines Ltd.
2.50%, 08/01/22	387	399,388
3.75%, 10/16/23 (Call 07/16/23)	204	219,955
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	200	185,220
4.00%, 07/01/22 (Call 04/01/22)	363	363,363
4.10%, 02/01/25 (Call 01/01/25)	403	380,924
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	526	545,804
3.60%, 03/15/22 (Call 01/15/22)	932	963,930
3.70%, 01/15/23 (Call 10/15/22)	398	419,611
3.90%, 01/15/25 (Call 10/15/24)	276	300,873
4.00%, 11/15/21 (Call 08/15/21)	310	317,982
4.30%, 03/04/24 (Call 12/04/23)	354	385,910
4.50%, 11/15/23 (Call 08/15/23)	139	152,060
4.55%, 06/24/24 (Call 03/24/24)	406	448,589

		42,242,161

Real Estate — 1.0%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(c)	400	398,280
6.70%, 03/07/22 (Call 03/07/21)(c)	200	206,484

50	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
7.88%, (Call 07/31/24)(a)(c)(e)	$300	$306,477
8.38%, (Call 12/04/23)(a)(c)(e)	200	207,326
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(c)	400	373,668
AT Securities BV, 5.25%, (Call 07/21/23)(a)(c)(e)	250	249,733
Caiyun International Investment Ltd., 5.50%, 04/08/22(c)	400	308,568
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	160	184,136
Central Plaza Development Ltd.
3.85%, 07/14/25(c)	200	197,242
5.75%, (Call 11/14/24)(a)(c)(e)	200	197,286
CFLD Cayman Investment Ltd.
6.90%, 01/13/23(c)	300	279,519
8.05%, 01/13/25(c)	200	176,008
8.60%, 04/08/24(c)	300	275,652
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/21)(c)	420	316,302
8.25%, 03/23/22 (Call 03/23/21)(c)	800	672,600
8.75%, 06/28/25 (Call 06/28/21)(c)	1,800	1,330,020
9.50%, 04/11/22(c)	400	340,764
9.50%, 03/29/24 (Call 03/29/21)(c)	200	150,450
10.00%, 04/11/23 (Call 04/11/21)(c)	400	320,552
10.50%, 04/11/24 (Call 04/11/22)(c)	200	157,054
11.50%, 01/22/23(c)	400	334,096
12.00%, 01/22/24 (Call 01/22/22)(c)	800	673,280
China Overseas Finance Cayman V Ltd., Series A, 3.95%, 11/15/22(c)	800	839,800
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(c)	200	228,640
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/23(c)	800	852,064
China Resources Land Ltd.
3.75%, (Call 12/09/24)(a)(c)(e)	400	409,080
3.75%, 08/26/24(c)	600	642,528
China SCE Group Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/21)(c)	600	601,416
7.25%, 04/19/23 (Call 07/19/21)(c)	400	409,764
Chouzhou International Investment Ltd.
4.00%, 02/18/25(c)	600	601,554
4.50%, 05/30/22(c)	400	408,596
CIFI Holdings Group Co. Ltd.
5.50%, 01/23/22 (Call 01/23/21)(c)	400	405,832
5.95%, 10/20/25 (Call 07/20/23)(c)	200	206,026
6.00%, 07/16/25 (Call 01/14/23)(c)	400	411,900
6.45%, 11/07/24 (Call 11/07/22)(c)	200	210,138
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/21)(c)	500	511,225
4.75%, 01/17/23 (Call 01/17/21)(c)	200	205,122
4.75%, 09/28/23 (Call 09/28/21)(c)	400	409,940
5.13%, 01/17/25 (Call 01/17/22)(c)	600	627,780
6.50%, 04/08/24 (Call 04/08/22)(c)	400	431,008
7.13%, 04/25/22 (Call 01/25/21)(c)	260	271,461
8.00%, 01/27/24 (Call 09/27/21)(c)	700	756,007
CPI Property Group SA, 4.75%, 03/08/23(c)	200	212,466
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/25(c)	200	191,044
6.88%, 04/10/22(c)	200	199,122
6.88%, 03/21/23(c)	450	441,724
DIFC Sukuk Ltd., 4.33%, 11/12/24(c)	400	416,824

Security	Par (000)	Value

Real Estate (continued)
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/21)(c)	$200	$184,970
5.88%, 02/13/23 (Call 11/17/20)(c)	200	169,284
8.13%, 02/27/23 (Call 02/27/21)(c)	600	525,732
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(c)(e)	400	391,964
EMG SUKUK Ltd., 4.56%, 06/18/24(c)	600	624,684
Esic Sukuk Ltd., 3.94%, 07/30/24(c)	400	401,960
Ezdan Sukuk Co. Ltd., 4.88%, 04/05/22(c)	500	440,600
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21 (Call 11/30/20)(c)	200	198,616
Franshion Brilliant Ltd.
3.60%, 03/03/22(c)	400	406,504
4.00%, (Call 01/03/23)(a)(c)(e)	200	201,054
5.75%, (Call 01/17/22)(a)(c)(e)	200	188,964
GLP Pte Ltd., 3.88%, 06/04/25(c)	400	412,220
Greenland Global Investment Ltd.
6.75%, 06/25/22(c)	400	397,744
6.75%, 09/26/23(c)	400	388,000
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(c)	400	419,588
Hopson Development Holdings Ltd., 7.50%, 06/27/22 (Call 06/27/21)(c)	400	402,628
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/21)(b)	500	501,280
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(c)	400	415,984
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/21)(c)	500	487,470
9.38%, 06/30/24 (Call 06/30/21)(c)	800	726,328
10.50%, 01/15/25 (Call 01/15/23)(c)	500	466,500
11.25%, 04/09/22 (Call 04/09/21)(c)	600	612,468
11.25%, 04/16/25 (Call 04/16/23)(c)	500	476,190
11.50%, 01/30/23 (Call 05/30/21)(c)	400	406,404
11.95%, 10/22/22 (Call 10/22/21)(c)	400	409,572
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)	474	462,648
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/21)(c)	250	250,397
6.00%, 09/15/22 (Call 03/15/21)(c)	200	203,026
7.88%, 09/01/23 (Call 09/01/21)(c)	200	209,852
Leading Affluence Ltd., 4.50%, 01/24/23(c)	200	208,150
Longfor Group Holdings Ltd., 3.88%, 07/13/22(c)	400	414,572
MAF Global Securities Ltd., 4.75%, 05/07/24(c)	600	642,918
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(b)	200	208,760
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	250	264,587
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(b)	825	846,277
Poly Real Estate Finance Ltd.
3.95%, 02/05/23(c)	400	416,684
4.75%, 09/17/23(c)	200	215,000
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	205	204,453
7.63%, 06/15/25 (Call 06/15/22)(b)	285	301,159
RongXingDa Development BVI Ltd., 8.00%, 04/24/22 (Call 04/24/21)(c)	200	196,132
Ronshine China Holdings Ltd., 8.75%, 10/25/22 (Call 04/25/21)(c)	400	410,456

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Scenery Journey Ltd.
11.50%, 10/24/22 (Call 07/24/22)(c)	$900	$765,270
12.00%, 10/24/23 (Call 10/24/21)(c)	1,000	813,080
13.00%, 11/06/22 (Call 11/06/20)(c)	200	173,382
13.75%, 11/06/23 (Call 11/06/21)(c)	200	170,092
Shimao Group Holdings Ltd.
5.20%, 01/30/25 (Call 01/30/22)(c)	300	317,031
6.13%, 02/21/24 (Call 02/21/22)(c)	400	426,276
6.38%, 10/15/21 (Call 11/30/20)(c)	600	619,644
Shui On Development Holding Ltd.
6.15%, 08/24/24 (Call 08/24/22)(c)	200	200,124
6.40%, (Call 06/15/22)(a)(c)(e)	200	196,996
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(c)	250	256,765
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(c)	200	217,582
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(a)(c)(e)	200	168,900
Sino-Ocean Land Treasure IV Ltd., 5.25%, 04/30/22 (Call 04/01/22)(c)	650	675,051
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 01/16/23(c)	400	418,856
Sunac China Holdings Ltd.
6.50%, 07/09/23 (Call 07/09/22)(c)	700	687,631
6.50%, 01/10/25 (Call 01/10/23)(c)	400	384,248
7.25%, 06/14/22 (Call 06/14/21)(c)	300	302,184
7.88%, 02/15/22 (Call 02/15/21)(c)	200	203,298
7.95%, 08/08/22 (Call 08/08/21)(c)	400	406,948
7.95%, 10/11/23 (Call 10/11/21)(c)	400	406,664
8.35%, 04/19/23 (Call 04/19/21)(c)	200	204,982
Times China Holdings Ltd., 6.75%, 07/16/23 (Call 07/16/22)(c)	400	412,492
Vanke Real Estate Hong Kong Co. Ltd.
3.15%, 05/12/25(c)	200	207,772
4.15%, 04/18/23(c)	400	422,216
4.20%, 06/07/24(c)	200	214,302
5.35%, 03/11/24(c)	810	894,151
Wanda Group Overseas Ltd., 7.50%, 07/24/22(c)	200	190,122
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(c)	200	196,124
WeWork Companies Inc., 7.88%, 05/01/25(b)(d)	250	157,788
Wharf REIC Finance BVI Ltd.
2.38%, 05/07/25(c)	400	409,220
2.50%, 09/16/24(c)	400	410,908
Yuzhou Group Holdings Co. Ltd.
6.00%, 10/25/23 (Call 10/25/21)(c)	300	296,790
8.30%, 05/27/25 (Call 11/27/22)(c)	400	405,624
8.38%, 10/30/24 (Call 10/30/22)(c)	200	207,122
8.50%, 02/04/23 (Call 02/04/22)(c)	200	209,618
8.50%, 02/26/24 (Call 02/26/22)(c)	200	208,160

		47,125,750

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	162	179,183
4.00%, 01/15/24 (Call 12/15/23)	478	524,787
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	78	82,094
4.13%, 07/01/24 (Call 04/01/24)	270	292,278

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	$100	$100,849
2.25%, 01/15/22	447	456,619
2.40%, 03/15/25 (Call 02/15/25)	238	251,559
2.95%, 01/15/25 (Call 12/15/24)	417	449,230
3.00%, 06/15/23	343	363,577
3.38%, 05/15/24 (Call 04/15/24)	442	477,806
3.50%, 01/31/23	730	775,442
4.00%, 06/01/25 (Call 03/01/25)	54	60,479
4.70%, 03/15/22	460	485,622
5.00%, 02/15/24	529	598,135
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	401	445,555
3.50%, 11/15/24 (Call 08/15/24)	10	11,016
4.20%, 12/15/23 (Call 09/16/23)	114	125,426
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	206	217,460
3.20%, 01/15/25 (Call 10/15/24)	295	319,877
3.80%, 02/01/24 (Call 11/01/23)	406	438,301
3.85%, 02/01/23 (Call 11/01/22)	784	834,121
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	14	14,448
4.10%, 10/01/24 (Call 07/01/24)	155	162,235
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	378	392,984
3.65%, 06/15/24 (Call 04/15/24)	75	79,322
3.85%, 02/01/25 (Call 11/01/24)	260	278,556
3.88%, 08/15/22 (Call 06/15/22)	15	15,573
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	21	21,884
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	869	933,202
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	117	122,208
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	127	116,244
5.00%, 10/15/22 (Call 07/15/22)	115	110,386
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	128	134,788
5.00%, 07/01/25 (Call 04/01/25)	25	28,145
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	10	10,104
3.15%, 07/15/23 (Call 06/15/23)	531	564,241
3.20%, 09/01/24 (Call 07/01/24)	276	297,997
5.25%, 01/15/23	1,160	1,272,555
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)	98	107,621
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	391	414,386
Digital Realty Trust LP, 2.75%, 02/01/23 (Call 01/01/23)	120	125,470
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	125	120,256
9.75%, 06/15/25 (Call 06/15/22)	460	505,439
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	202	220,208
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	285	262,274
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,000	995,610
1.25%, 07/15/25 (Call 06/15/25)	35	35,246
2.63%, 11/18/24 (Call 10/18/24)	297	315,560

52	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	$100	$105,264
4.63%, 12/15/21 (Call 09/15/21)	655	678,272
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/21)(b)	575	575,632
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	272	286,326
3.50%, 04/01/25 (Call 01/01/25)	10	11,000
3.88%, 05/01/24 (Call 02/01/24)	25	27,186
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	30	32,518
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/21)	200	196,840
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 04/01/21)	150	118,500
5.88%, 01/15/22 (Call 01/15/21)	73	67,975
5.88%, 10/15/24 (Call 10/15/21)	50	34,618
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	315	321,971
5.25%, 06/01/25 (Call 03/01/25)	20	21,902
5.38%, 11/01/23 (Call 08/01/23)	302	323,602
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(b)	215	222,867
6.00%, 04/15/25 (Call 04/15/22)(b)	180	189,713
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	15	16,367
3.88%, 08/15/24 (Call 05/15/24)	736	810,476
4.20%, 03/01/24 (Call 12/01/23)	75	82,271
4.25%, 11/15/23 (Call 08/15/23)	8	8,770
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	70	72,216
Series D, 3.75%, 10/15/23 (Call 07/15/23)	421	435,306
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	225	207,734
4.75%, 10/01/24 (Call 07/01/24)	340	324,482
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	165	171,892
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	348	364,530
3.13%, 06/01/23 (Call 03/01/23)	70	73,980
3.30%, 02/01/25 (Call 12/01/24)	117	126,713
3.40%, 11/01/22 (Call 09/01/22)	139	146,282
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(b)	190	184,625
5.88%, 08/01/21 (Call 11/30/20)(b)	75	74,699
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	91,621
4.50%, 04/18/22 (Call 01/18/22)	125	120,811
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.63%, 06/15/25 (Call 03/15/25)(b)	325	330,918
5.63%, 05/01/24 (Call 02/01/24)	465	489,208
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/13/24)	10	10,859
4.30%, 10/15/23 (Call 07/15/23)	252	273,760
MPT Operating Partnership LP/MPT Finance Corp.
5.50%, 05/01/24 (Call 05/01/21)	100	102,215
6.38%, 03/01/24 (Call 03/01/21)	391	400,165
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	239	258,087

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(b)	$200	$191,540
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	160	161,128
4.15%, 02/01/22 (Call 12/01/21)	113	113,820
4.25%, 05/15/24 (Call 02/15/24)	10	10,143
4.50%, 02/01/25 (Call 11/01/24)	160	162,402
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	486	520,618
4.50%, 01/15/25 (Call 10/15/24)	63	67,436
4.95%, 04/01/24 (Call 01/01/24)	105	112,781
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(b)	275	288,659
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	14	14,445
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	629	651,751
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	83	85,248
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	647	677,027
3.88%, 07/15/24 (Call 04/15/24)	99	108,889
3.88%, 04/15/25 (Call 02/15/25)	53	59,650
4.65%, 08/01/23 (Call 05/01/23)	245	269,858
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 04/15/21)	208	204,878
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	48	50,706
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/21)	275	277,183
4.88%, 09/01/24 (Call 09/01/21)	441	452,016
Scentre Group Trust 1/Scentre Group Trust 2,
3.50%, 02/12/25 (Call 11/12/24)(b)	322	340,222
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	215	190,275
4.50%, 06/15/23 (Call 12/15/22)	205	196,788
4.50%, 03/15/25 (Call 09/15/24)	130	111,866
4.65%, 03/15/24 (Call 09/15/23)	330	296,446
5.00%, 08/15/22 (Call 02/15/22)	429	427,666
7.50%, 09/15/25 (Call 06/15/25)	300	314,640
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	699	720,697
2.35%, 01/30/22 (Call 10/30/21)	242	246,143
2.63%, 06/15/22 (Call 03/15/22)(d)	625	641,637
2.75%, 02/01/23 (Call 11/01/22)	270	280,970
2.75%, 06/01/23 (Call 03/01/23)	299	312,739
3.38%, 10/01/24 (Call 07/01/24)	97	104,704
3.75%, 02/01/24 (Call 11/01/23)	263	283,135
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	102	104,499
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	535	546,042
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	250	243,058
5.00%, 12/15/21 (Call 09/15/21)	300	297,723
5.50%, 11/01/23 (Call 08/01/23)(b)	45	44,511
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/20)(b)	290	277,440
7.88%, 02/15/25 (Call 02/15/22)(b)	920	976,451

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(b)	$200	$202,782
8.25%, 10/15/23 (Call 04/15/21)	445	439,411
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	50	52,789
3.10%, 01/15/23 (Call 12/15/22)	260	271,526
3.13%, 06/15/23 (Call 03/15/23)	198	207,597
3.50%, 04/15/24 (Call 03/15/24)	37	39,906
3.50%, 02/01/25 (Call 11/01/24)	44	47,700
3.75%, 05/01/24 (Call 02/01/24)	242	260,206
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	260	280,158
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(b)	330	331,168
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	60	62,399
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(d)	250	129,125
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	15	15,522
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	540	564,235
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	615	666,949
3.75%, 03/15/23 (Call 12/15/22)	35	37,082
3.95%, 09/01/23 (Call 08/01/23)	19	20,547
4.00%, 06/01/25 (Call 03/01/25)	578	650,389
4.50%, 01/15/24 (Call 10/15/23)	158	173,549
Weyerhaeuser Co., 4.63%, 09/15/23	476	529,750
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	56	62,175
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(b)	200	198,534

		40,219,860

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/21)(b)	550	561,264
5.75%, 04/15/25 (Call 04/15/22)(b)	305	325,237
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(b)	175	187,042
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(b)	287	296,388
At Home Holding III Inc., 8.75%, 09/01/25 (Call 09/01/22)(b)	195	205,733
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	279	297,372
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	177	184,774
3.13%, 07/15/23 (Call 04/15/23)	33	34,998
3.13%, 04/18/24 (Call 03/18/24)	347	373,528
3.25%, 04/15/25 (Call 01/15/25)	69	75,414
3.63%, 04/15/25 (Call 03/15/25)	85	94,502
3.70%, 04/15/22 (Call 01/15/22)	215	223,376
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	100	96,519
Brinker International Inc.
3.88%, 05/15/23	123	119,694
5.00%, 10/01/24 (Call 07/01/24)(b)	150	150,357
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(b)	100	105,068
Caleres Inc., 6.25%, 08/15/23 (Call 08/15/21)	82	78,361
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(b)	220	216,680
Conn’s Inc., 7.25%, 07/15/22 (Call 11/30/20)	85	80,711

Security	Par (000)	Value

Retail (continued)
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)	$1,012	$1,041,682
2.75%, 05/18/24 (Call 03/18/24)	325	350,285
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)(d)	50	49,039
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	370	392,004
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	1,002	1,074,875
4.00%, 05/15/25 (Call 03/15/25)	75	84,566
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(b)	250	245,023
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 11/30/20)	125	115,891
6.75%, 06/15/23 (Call 06/15/21)(d)	100	90,465
10.00%, 04/15/25 (Call 04/15/22)(b)	250	272,540
Gap Inc. (The)
8.38%, 05/15/23(b)	205	228,858
8.63%, 05/15/25 (Call 05/15/22)(b)	375	413,831
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/21)(b)	415	351,268
8.75%, 10/01/25 (Call 10/01/21)(b)	275	222,852
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	828	857,444
2.70%, 04/01/23 (Call 01/01/23)	439	461,077
3.25%, 03/01/22	282	293,012
3.75%, 02/15/24 (Call 11/15/23)	468	513,232
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(b)	325	346,531
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(c)(e)	200	183,714
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	235	235,230
9.50%, 05/15/25 (Call 04/15/25)	400	478,096
L Brands Inc.
5.63%, 10/15/23	225	235,154
6.88%, 07/01/25 (Call 07/01/22)(b)	375	401,846
9.38%, 07/01/25(b)	200	232,100
Lithia Motors Inc., 5.25%, 08/01/25 (Call 08/01/21)(b)	125	129,899
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	497	513,535
3.13%, 09/15/24 (Call 06/15/24)	368	399,000
3.38%, 09/15/25 (Call 06/15/25)	100	111,212
3.80%, 11/15/21 (Call 08/15/21)	44	45,157
3.88%, 09/15/23 (Call 06/15/23)	81	88,002
4.00%, 04/15/25 (Call 03/15/25)	1,210	1,371,946
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	600	626,124
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	245	204,698
3.63%, 06/01/24 (Call 03/01/24)(d)	256	198,538
3.88%, 01/15/22 (Call 10/15/21)	157	148,345
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	205	211,363
2.63%, 01/15/22	617	633,881
3.25%, 06/10/24	12	13,079
3.30%, 07/01/25 (Call 06/15/25)	444	491,726
3.35%, 04/01/23 (Call 03/01/23)	759	808,138
3.38%, 05/26/25 (Call 02/26/25)	228	252,127
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	203	201,871

54	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	$8	$8,400
3.85%, 06/15/23 (Call 03/15/23)	15	16,074
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)	245	245,701
5.38%, 12/01/24 (Call 12/01/20)	125	127,493
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/21)(b)	500	511,160
7.13%, 03/15/23 (Call 03/15/21)(b)	755	742,475
8.88%, 06/01/25 (Call 06/01/21)(b)(d)	275	277,359
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 11/30/20)(b)	111	109,626
QVC Inc.
4.38%, 03/15/23	266	275,581
4.45%, 02/15/25 (Call 11/15/24)	232	239,554
4.85%, 04/01/24	354	367,608
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/21)(b)	200	193,206
7.50%, 07/01/25 (Call 07/01/22)(b)	250	250,057
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	421	485,922
SACI Falabella, 4.38%, 01/27/25 (Call 10/27/24)(c)	400	430,052
Sally Holdings LLC/Sally Capital Inc.
5.50%, 11/01/23 (Call 11/01/20)	75	74,972
8.75%, 04/30/25 (Call 04/30/22)(b)	80	88,306
Starbucks Corp.
1.30%, 05/07/22	701	711,017
2.70%, 06/15/22 (Call 04/15/22)	236	243,790
3.10%, 03/01/23 (Call 02/01/23)	592	627,248
3.80%, 08/15/25 (Call 06/15/25)	106	120,046
3.85%, 10/01/23 (Call 07/01/23)	521	567,343
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/21)	175	176,892
5.75%, 03/01/25 (Call 03/01/21)	50	50,912
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	1,065	1,137,505
2.90%, 01/15/22	464	478,500
3.50%, 07/01/24	535	592,026
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	119	124,378
3.50%, 04/15/25 (Call 03/15/25)	1,061	1,179,376
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(b)	100	100,143
Walgreen Co., 3.10%, 09/15/22	629	658,859
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	504	516,666
3.80%, 11/18/24 (Call 08/18/24)	952	1,049,237
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	284	295,837
2.55%, 04/11/23 (Call 01/11/23)	786	824,184
2.65%, 12/15/24 (Call 10/15/24)	814	878,623
2.85%, 07/08/24 (Call 06/08/24)	732	791,556
3.30%, 04/22/24 (Call 01/22/24)	460	500,590
3.40%, 06/26/23 (Call 05/26/23)	1,269	1,368,299
3.55%, 06/26/25 (Call 04/26/25)	94	106,118
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	100	101,473
3.88%, 11/01/23 (Call 08/01/23)	170	176,916
7.75%, 04/01/25 (Call 04/01/22)(b)	270	296,527

		37,443,881

Security	Par (000)	Value

Savings & Loans — 0.1%
First Niagara Financial Group Inc., 7.25%, 12/15/21	$79	$84,775
Nationwide Building Society
1.00%, 08/28/25(b)	250	248,537
2.00%, 01/27/23(b)	1,010	1,040,118
3.62%, 04/26/23 (Call 04/26/22)(a)(b)	208	216,131
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	335	355,046
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	245	265,830
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	472	496,431

		2,706,868

Semiconductors — 0.4%
Advanced Micro Devices Inc., 7.50%, 08/15/22	147	162,494
Altera Corp., 4.10%, 11/15/23	55	60,923
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	200	211,810
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	191	194,805
2.88%, 06/01/23 (Call 03/01/23)	5	5,263
2.95%, 04/01/25 (Call 03/01/25)	101	109,681
3.13%, 12/05/23 (Call 10/05/23)	566	607,969
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	644	669,863
3.13%, 01/15/25 (Call 11/15/24)	429	458,434
3.63%, 01/15/24 (Call 11/15/23)	680	731,027
Broadcom Inc.
2.25%, 11/15/23	2,469	2,568,204
3.13%, 10/15/22	663	694,976
3.15%, 11/15/25 (Call 10/15/25)	705	759,306
3.63%, 10/15/24 (Call 09/15/24)	732	799,220
4.70%, 04/15/25 (Call 03/15/25)	163	185,238
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	513	527,944
2.70%, 12/15/22	470	493,053
2.88%, 05/11/24 (Call 03/11/24)	589	633,175
3.10%, 07/29/22	212	221,992
3.30%, 10/01/21	937	962,693
3.40%, 03/25/25 (Call 02/25/25)	1,380	1,533,139
3.70%, 07/29/25 (Call 04/29/25)	51	57,618
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	575	654,781
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	21	23,557
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	218	236,275
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	25	26,363
Microchip Technology Inc.
2.67%, 09/01/23(b)	124	128,633
4.25%, 09/01/25 (Call 09/01/22)(b)	550	570,080
4.33%, 06/01/23 (Call 05/01/23)	445	479,069
Micron Technology Inc.
2.50%, 04/24/23	185	192,546
4.64%, 02/06/24 (Call 01/06/24)	400	444,016
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	210	222,001
4.63%, 06/01/23(b)	270	296,082
4.88%, 03/01/24 (Call 02/01/24)(b)	357	399,883
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	190	201,881
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	618	647,442
2.90%, 05/20/24 (Call 03/20/24)	730	784,830

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.00%, 05/20/22	$86	$89,522
3.45%, 05/20/25 (Call 02/20/25)	83	92,370
Semiconductor Manufacturing International Corp., 2.69%, 02/27/25(c)	200	197,344
SK Hynix Inc., 3.00%, 09/17/24(c)	200	210,300
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	327	337,333
1.85%, 05/15/22 (Call 04/15/22)	71	72,603
2.25%, 05/01/23 (Call 02/01/23)	17	17,705
2.63%, 05/15/24 (Call 03/15/24)	182	194,511
TSMC Global Ltd., 0.75%, 09/28/25 (Call 08/28/25)(b)	1,000	990,600
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	338	360,771

		20,519,325

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)(b)	36	39,594

Software — 0.6%
Adobe Inc.
1.70%, 02/01/23	477	491,587
1.90%, 02/01/25 (Call 01/01/25)	605	637,803
Ascend Learning LLC 6.88%, 08/01/25 (Call 08/01/21)(b)	300	309,580
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	14	14,764
Blackboard Inc., 10.38%, 11/15/24 (Call 11/15/20)(b)(d)	100	100,857
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(b)	250	267,835
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 10/15/21)(b)	219	223,295
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	38	42,514
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	246	266,157
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/21)(b)	551	550,763
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	221	235,137
3.88%, 06/05/24 (Call 03/05/24)	33	36,193
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	861	918,997
3.50%, 10/01/22 (Call 07/01/22)	350	367,412
3.80%, 10/01/23 (Call 09/01/23)	876	953,903
3.85%, 06/01/25 (Call 03/01/25)	163	182,849
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 11/30/20)(b)	200	211,010
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	73	75,028
Intuit Inc.
0.65%, 07/15/23	1,315	1,324,008
0.95%, 07/15/25 (Call 06/15/25)	1,217	1,226,748
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/21)(b)	250	261,935
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,210	1,262,720
2.13%, 11/15/22	325	337,145
2.38%, 02/12/22 (Call 01/12/22)	760	779,114
2.38%, 05/01/23 (Call 02/01/23)	538	562,807

Security	Par (000)	Value

Software (continued)
2.40%, 02/06/22 (Call 01/06/22)	$826	$846,848
2.65%, 11/03/22 (Call 09/03/22)	430	448,696
2.70%, 02/12/25 (Call 11/12/24)	269	292,005
2.88%, 02/06/24 (Call 12/06/23)	824	883,732
3.63%, 12/15/23 (Call 09/15/23)	811	887,502
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	1,089	1,145,029
2.50%, 05/15/22 (Call 03/15/22)	1,831	1,885,161
2.50%, 10/15/22	926	964,235
2.50%, 04/01/25 (Call 03/01/25)	1,680	1,799,650
2.63%, 02/15/23 (Call 01/15/23)	1,214	1,272,770
2.95%, 11/15/24 (Call 09/15/24)	396	429,007
2.95%, 05/15/25 (Call 02/15/25)	97	105,605
3.40%, 07/08/24 (Call 04/08/24)	1,524	1,665,107
3.63%, 07/15/23	279	302,829
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(b)	225	228,598
Rackspace Technology Global. Inc., 8.63%, 11/15/24 (Call 11/15/20)(b)	485	505,903
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 11/30/20)(b)(d)	125	86,431
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	610	651,376
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(b)	839	870,907
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/21)(b)	200	199,022
7.50%, 09/01/25 (Call 09/01/21)(b)	500	506,765
10.50%, 02/01/24 (Call 02/01/21)(b)(d)	200	185,484
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	940	976,228
4.50%, 05/15/25 (Call 04/15/25)	67	75,711

		28,854,762

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 4.97%, 02/26/24(c)	600	633,072
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/21)(b)	200	199,380

		832,452

Telecommunications — 0.9%
America Movil SAB de CV, 3.13%, 07/16/22	705	733,468
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	404	420,184
3.00%, 06/30/22 (Call 04/30/22)	1,027	1,065,677
3.40%, 05/15/25 (Call 02/15/25)	1,020	1,124,632
3.90%, 03/11/24 (Call 12/11/23)	89	97,483
3.95%, 01/15/25 (Call 10/15/24)	272	303,800
4.05%, 12/15/23	189	208,809
4.45%, 04/01/24 (Call 01/01/24)	1,156	1,289,217
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(c)	450	478,580
5.35%, 05/20/24(c)	450	488,817
Bharti Airtel Ltd., 4.38%, 06/10/25(c)	400	424,956
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	225	248,110
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	265	278,316
Series T, 5.80%, 03/15/22	525	545,974
Series W, 6.75%, 12/01/23	275	300,616
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	400	440,900
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(b)	225	231,919

56	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	$485	$509,493
2.60%, 02/28/23	15	15,767
3.00%, 06/15/22	416	434,429
3.50%, 06/15/25	10	11,311
3.63%, 03/04/24	546	602,353
CommScope Inc., 5.50%, 03/01/24 (Call 03/01/21)(b)	520	531,034
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/21)(b)	608	602,948
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 11/02/20)(d)	175	175,000
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	168	173,102
Deutsche Telekom International Finance BV, 2.49%, 09/19/23 (Call 07/19/23)(b)	200	208,738
Digicel Group 0.5 Ltd. (2.00% PIK), 10.00%, 04/01/24 (Call 11/16/20)(g)	203	153,620
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/27/21)(c)	200	200,124
Digicel Ltd., 6.75%, 03/01/23 (Call 03/01/21)(c)	400	248,008
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/21)(b)	200	205,242
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24 (Call 07/30/24)(c)	400	429,876
Escrow RCN Corp., 11.63%, 04/15/23(i)	100	7,250
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	355	373,726
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/20)(b)(d)	200	94,100
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 12/01/20)(b)	130	125,364
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(c)	300	324,024
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/21)(b)	350	314,937
Juniper Networks Inc., 4.50%, 03/15/24	217	241,508
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(c)	200	208,936
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)	200	209,000
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/21)	350	352,594
5.38%, 05/01/25 (Call 05/01/21)	150	154,272
Ligado Networks LLC (15.50% PIK), 15.50%, 11/01/23(b)(g)	1,000	944,390
Metropolitan Light Co. Ltd., 5.50%, 11/21/22 (Call 11/21/20)(b)	664	682,260
Motorola Solutions Inc., 4.00%, 09/01/24	184	204,869
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(c)	400	411,204
Network i2i Ltd., 5.65%, (Call 01/11/25)(a)(c)(e)	200	200,954
Nokia OYJ, 3.38%, 06/12/22	179	182,702
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	500	521,140
ORBCOMM Inc., 8.00%, 04/01/24 (Call 04/01/21)(b)	125	126,880
Oztel Holdings SPC Ltd., 5.63%, 10/24/23(c)	200	200,026
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(c)	200	210,328
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/21)(b)	240	231,749
Proven Glory Capital Ltd., 3.25%, 02/21/22(c)	600	606,336
Proven Honour Capital Ltd., 4.13%, 05/19/25(c)	200	208,526
Qwest Corp.
6.75%, 12/01/21	325	340,769
7.25%, 09/15/25	125	143,454

Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	$413	$434,934
4.10%, 10/01/23 (Call 07/01/23)	358	391,767
SES SA, 3.60%, 04/04/23(b)	7	7,328
Sprint Communications Inc.
6.00%, 11/15/22	880	941,186
9.25%, 04/15/22	75	83,055
11.50%, 11/15/21	333	363,336
Sprint Corp.
7.13%, 06/15/24	995	1,144,618
7.25%, 09/15/21	760	791,722
7.63%, 02/15/25 (Call 11/15/24)	675	797,209
7.88%, 09/15/23	1,675	1,909,098
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 09/20/29(b)	200	217,392
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	750	808,830
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	350	363,108
Telefonica Emisiones SA, 4.57%, 04/27/23	200	219,084
Telstra Corp. Ltd.
3.13%, 04/07/25 (Call 01/07/25)(b)	10	10,925
4.80%, 10/12/21(b)	96	99,954
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)(b)	1,686	1,848,834
4.00%, 04/15/22 (Call 03/16/22)	225	232,526
5.13%, 04/15/25 (Call 04/15/21)	150	153,750
6.00%, 03/01/23 (Call 11/10/20)	463	463,394
6.00%, 04/15/24 (Call 04/15/21)	433	440,603
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/21)(b)	110	100,608
Turk Telekomunikasyon AS
4.88%, 06/19/24(c)	300	289,926
6.88%, 02/28/25(c)	200	203,616
VEON Holdings BV
4.95%, 06/16/24 (Call 03/16/24)(c)	300	323,817
5.95%, 02/13/23(c)	600	648,036
7.25%, 04/26/23 (Call 01/26/23)(c)	400	441,292
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	537	556,128
2.95%, 03/15/22	1,506	1,558,273
3.38%, 02/15/25	1,102	1,222,900
3.50%, 11/01/24 (Call 08/01/24)	391	431,386
4.15%, 03/15/24 (Call 12/15/23)	228	252,485
5.15%, 09/15/23	1,744	1,971,679
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/21)(b)	300	301,854
Vodafone Group PLC
2.50%, 09/26/22	126	130,632
2.95%, 02/19/23	186	195,951
3.75%, 01/16/24	1,391	1,517,859
4.13%, 05/30/25	123	140,055

		42,812,951

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(c)	200	139,684
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	573	607,798

		747,482

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	$102	$105,426
3.00%, 11/19/24 (Call 10/19/24)	177	187,689
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)	141	140,933

		434,048

Transportation — 0.5%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/21)(b)	275	231,641
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(b)	93	99,762
3.88%, 09/28/25 (Call 06/28/25)(b)	60	65,525
BPHL Capital Management Ltd., 5.95%, 02/27/23(c)	200	191,956
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	427	449,614
3.00%, 04/01/25 (Call 01/01/25)	250	273,467
3.05%, 03/15/22 (Call 12/15/21)	353	362,912
3.05%, 09/01/22 (Call 06/01/22)	462	481,335
3.40%, 09/01/24 (Call 12/01/23)	130	142,577
3.65%, 09/01/25 (Call 06/01/25)	200	225,946
3.75%, 04/01/24 (Call 01/01/24)	680	745,620
3.85%, 09/01/23 (Call 06/01/23)	620	673,531
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	218	222,707
2.95%, 11/21/24 (Call 08/21/24)	18	19,376
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	691	748,657
4.45%, 03/15/23 (Call 12/15/22)	48	51,888
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(c)	200	209,956
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(c)(e)	400	410,248
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	223	244,310
3.70%, 11/01/23 (Call 08/01/23)	111	120,680
Eastern Creation II Investment Holdings Ltd., 2.80%, 07/15/22(c)	400	409,948
FedEx Corp.
2.63%, 08/01/22	681	705,863
3.20%, 02/01/25	77	84,474
3.40%, 01/14/22	135	139,689
3.80%, 05/15/25 (Call 04/15/25)	1,019	1,149,126
4.00%, 01/15/24	332	366,389
Georgian Railway JSC, 7.75%, 07/11/22(c)	200	207,984
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 11/15/20)(b)	200	203,220
Hidrovias International Finance SARL, 5.95%, 01/24/25 (Call 01/24/22)(c)	300	302,568
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	70	73,018
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	345	357,592
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 11/30/20)(b)(d)	140	140,413
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 11/30/20)(b)	210	145,036
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(b)	196	94,541
Navios South American Logistics Inc., 10.75%, 07/01/25(c)	200	213,244

Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	$362	$379,923
3.00%, 04/01/22 (Call 01/01/22)	302	311,151
3.25%, 12/01/21 (Call 09/01/21)	689	705,440
3.65%, 08/01/25 (Call 06/01/25)	190	213,267
3.85%, 01/15/24 (Call 10/15/23)	182	198,655
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23(c)	200	212,382
4.88%, 10/01/24(c)	200	219,298
Rumo Luxembourg Sarl, 7.38%, 02/09/24 (Call 02/09/21)(c)	500	522,705
Russian Railways via RZD Capital PLC, 5.70%, 04/05/22(c)	600	635,754
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	239	246,877
2.50%, 09/01/24 (Call 08/01/24)	174	183,473
2.80%, 03/01/22 (Call 02/01/22)	130	133,571
2.88%, 06/01/22 (Call 05/01/22)	117	120,978
3.40%, 03/01/23 (Call 02/01/23)	311	328,811
3.45%, 11/15/21 (Call 10/15/21)	5	5,139
3.65%, 03/18/24 (Call 02/18/24)	303	329,252
3.75%, 06/09/23 (Call 05/09/23)	225	241,384
3.88%, 12/01/23 (Call 11/01/23)	376	409,242
4.63%, 06/01/25 (Call 05/01/25)	364	418,345
SCF Capital Designated Activity Co., 5.38%, 06/16/23(c)	400	427,344
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/20)(b)	64	58,826
Transnet SOC Ltd., 4.00%, 07/26/22(b)	200	198,898
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(c)	200	198,638
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	89	93,352
2.95%, 03/01/22	263	272,029
2.95%, 01/15/23 (Call 10/15/22)	140	146,602
3.15%, 03/01/24 (Call 02/01/24)	467	504,668
3.25%, 01/15/25 (Call 10/15/24)	123	134,482
3.25%, 08/15/25 (Call 05/15/25)	31	34,185
3.50%, 06/08/23 (Call 05/08/23)	680	729,864
3.65%, 02/15/24 (Call 11/15/23)	445	484,334
3.75%, 03/15/24 (Call 12/15/23)	56	61,200
3.75%, 07/15/25 (Call 05/15/25)	75	85,070
4.16%, 07/15/22 (Call 04/15/22)	456	480,916
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	305	322,852
2.35%, 05/16/22 (Call 04/16/22)	466	479,784
2.45%, 10/01/22	802	834,513
2.50%, 04/01/23 (Call 03/01/23)	610	640,195
2.80%, 11/15/24 (Call 09/15/24)	80	86,576
3.90%, 04/01/25 (Call 03/01/25)	495	562,226
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/22)(b)	150	154,420
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(b)	162	164,352
6.25%, 05/01/25 (Call 05/01/22)(b)	470	499,417
6.50%, 06/15/22 (Call 11/30/20)(b)	569	570,838
6.75%, 08/15/24 (Call 08/15/21)(b)	452	478,035

		25,084,076

Trucking & Leasing — 0.2%
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(b)	103	102,838

58	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Trucking & Leasing (continued)
3.88%, 05/01/23 (Call 04/01/23)(b)		$444	$444,062
4.13%, 08/01/25 (Call 06/01/25)(b)		530	510,162
4.38%, 01/30/24 (Call 12/30/23)(b)		280	281,985
CMB International Leasing Management Ltd., 3.00%, 07/03/24(c)		400	412,052
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/21)(c)		375	377,880
5.00%, 08/01/24 (Call 08/01/21)(c)		600	605,844
Fly Leasing Ltd., 6.38%, 10/15/21 (Call 11/30/20)		200	198,662
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(b)		57	56,211
6.75%, 03/15/22 (Call 03/15/21)(b)		296	294,073
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)		23	24,797
4.35%, 02/15/24 (Call 01/15/24)		214	234,794
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)		647	674,206
2.70%, 11/01/24 (Call 10/01/24)(b)		254	269,603
3.38%, 02/01/22 (Call 12/01/21)(b)		459	472,798
3.45%, 07/01/24 (Call 06/01/24)(b)		89	96,389
3.90%, 02/01/24 (Call 01/01/24)(b)		325	353,444
4.00%, 07/15/25 (Call 06/15/25)(b)		37	41,718
4.13%, 08/01/23 (Call 07/01/23)(b)		413	448,175
4.25%, 01/17/23(b)		70	75,282
4.88%, 07/11/22(b)		331	354,614
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(b)		310	316,894
4.13%, 07/15/23 (Call 06/15/23)(b)		260	275,904

			6,922,387

Water — 0.0%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/01/21)(c)		300	137,808
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)		123	135,208
3.85%, 03/01/24 (Call 12/01/23)		174	189,540
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)		25	27,278

			489,834

Total Corporate Bonds & Notes — 37.2% (Cost: $1,712,006,189)			1,747,287,373

Floating Rate Loan Interests

Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 2020 2nd Lien Term Loan, 1.00%, 11/01/25(j)	USD	242	254,403

Foreign Government Obligations

Argentina — 0.0%
Provincia de Cordoba, 7.45%, 09/01/24(c)		150	78,090

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(c)		800	844,960
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(c)		200	208,384

			1,053,344

Security	Par (000)	Value

Bahrain — 0.1%
Bahrain Government International Bond
6.13%, 07/05/22(b)(d)	$800	$834,120
6.13%, 08/01/23(c)	600	639,738
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(c)	400	422,296
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(c)	200	209,266
CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(c)	400	431,940

		2,537,360

Belarus — 0.0%
Development Bank of the Republic of Belarus JSC, 6.75%, 05/02/24(c)	200	190,674
Republic of Belarus International Bond, 6.88%, 02/28/23(c)	200	197,620

		388,294

Bermuda — 0.0%
Bermuda Government International Bond, 4.85%, 02/06/24(c)	500	553,855

Bolivia — 0.0%
Bolivian Government International Bond, 4.88%, 10/29/22(c)	200	195,312

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(c)	400	442,760
Brazilian Government International Bond
2.63%, 01/05/23	1,400	1,446,214
2.88%, 06/06/25	600	606,828
4.25%, 01/07/25	1,600	1,732,992
8.75%, 02/04/25	300	373,392
8.88%, 04/15/24	226	279,745

		4,881,931

Canada — 0.8%
Canada Government International Bond
1.63%, 01/22/25	1,270	1,331,201
2.00%, 11/15/22	1,110	1,150,127
2.63%, 01/25/22	1,720	1,771,187
CDP Financial Inc.
0.88%, 06/10/25(b)	400	403,044
1.00%, 04/17/23(b)	1,000	1,014,400
2.75%, 03/07/22(b)	500	516,125
CPPIB Capital Inc., 1.25%, 03/04/25(b)	1,000	1,029,640
Export Development Canada
1.38%, 10/21/21	335	338,742
1.38%, 02/24/23	1,250	1,281,675
2.00%, 05/17/22	1,340	1,376,341
2.50%, 01/24/23	560	587,507
2.63%, 02/21/24	755	811,610
Hydro-Quebec, Series IO, 8.05%, 07/07/24	580	732,528
OMERS Finance Trust, 2.50%, 05/02/24(b)	500	532,855
Ontario Teachers’ Finance Trust
1.38%, 04/15/25(b)	500	514,160
2.13%, 09/19/22(b)	1,260	1,301,378
Province of Alberta Canada
1.00%, 05/20/25	1,042	1,054,608
1.88%, 11/13/24	950	998,431
2.20%, 07/26/22	839	865,731
2.95%, 01/23/24	965	1,040,067

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
3.35%, 11/01/23	$601	$652,518
Province of British Columbia Canada, 2.00%, 10/23/22	1,572	1,624,898
Province of Manitoba Canada
2.10%, 09/06/22	515	531,233
2.13%, 05/04/22	519	532,847
3.05%, 05/14/24	247	268,748
Series GX, 2.60%, 04/16/24	505	541,092
Province of New Brunswick Canada, 2.50%, 12/12/22	106	110,227
Province of Ontario Canada
2.20%, 10/03/22	574	594,389
2.25%, 05/18/22	1,141	1,174,694
2.40%, 02/08/22	620	636,399
2.45%, 06/29/22	333	344,645
2.55%, 04/25/22	920	950,268
3.05%, 01/29/24	1,857	2,011,447
3.20%, 05/16/24	942	1,031,273
3.40%, 10/17/23	1,092	1,187,768
Province of Quebec Canada
0.60%, 07/23/25	1,000	998,940
2.38%, 01/31/22	1,053	1,080,125
2.63%, 02/13/23	745	782,608
Series QO, 2.88%, 10/16/24	520	568,459
Series QW, 2.50%, 04/09/24(d)	1,350	1,444,568
Series QX, 1.50%, 02/11/25	1,421	1,475,211

		37,193,714

Chile — 0.0%
Chile Government International Bond, 3.13%, 03/27/25	200	218,524

China — 0.1%
China Government International Bond
1.88%, 12/03/22(c)	800	824,216
1.95%, 12/03/24(c)	500	526,340
2.13%, 11/02/22(c)	800	827,048
3.25%, 10/19/23(c)	400	433,732
Export-Import Bank of China (The)
2.63%, 03/14/22(c)	600	615,054
2.75%, 11/28/22(c)	1,000	1,039,860

		4,266,250

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	900	922,518
4.00%, 02/26/24 (Call 11/26/23)	1,200	1,280,016
8.13%, 05/21/24	200	241,704

		2,444,238

Costa Rica — 0.0%
Costa Rica Government International Bond, 4.25%, 01/26/23(c)	1,100	1,004,146

Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(c)	700	773,066
6.00%, 01/26/24(c)	400	460,976

		1,234,042

Denmark — 0.0%
Kommunekredit, 2.25%, 11/16/22(c)	500	519,745

Security	Par (000)	Value

Dominican Republic — 0.0%
Dominican Republic International Bond
5.50%, 01/27/25(c)	$900	$963,720
5.88%, 04/18/24(c)	200	212,072
6.60%, 01/28/24(c)	300	328,929

		1,504,721

Egypt — 0.1%
Egypt Government International Bond
4.55%, 11/20/23(c)	600	602,244
5.58%, 02/21/23(c)	600	617,328
5.75%, 05/29/24(c)	1,050	1,078,277
6.13%, 01/31/22(c)	800	823,000
6.20%, 03/01/24(c)	200	207,498

		3,328,347

El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(c)	400	331,104
7.75%, 01/24/23(c)	300	273,174

		604,278

Finland — 0.0%
Finnvera Oyj, 1.63%, 10/23/24(b)	960	1,002,336
Kuntarahoitus Oyj
2.50%, 11/15/23(b)	500	532,510
2.88%, 03/07/23(b)	400	423,664

		1,958,510

France — 0.1%
Agence Francaise de Developpement EPIC, 2.75%, 01/22/22(c)	1,000	1,029,720
Caisse d’Amortissement de la Dette Sociale
0.38%, 05/19/23(b)	2,000	2,003,120
1.88%, 02/12/22(b)(d)	550	561,369

		3,594,209

Gabon — 0.0%
Gabon Government International Bond, 6.38%, 12/12/24(c)	600	573,090

Germany — 0.1%
FMS Wertmanagement
2.00%, 08/01/22	745	767,857
2.75%, 03/06/23	580	613,373
2.75%, 01/30/24	1,510	1,628,157
State of North Rhine-Westphalia Germany, 1.50%, 02/13/23(c)	1,000	1,026,740

		4,036,127

Guatemala — 0.0%
Guatemala Government Bond, 5.75%, 06/06/22(c)	200	211,486

Hong Kong — 0.0%
Hong Kong Government International Bond, 2.50%, 05/28/24(b)	200	210,462

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	450	497,155
5.38%, 03/25/24	400	459,016
5.75%, 11/22/23	1,348	1,546,601

		2,502,772

60	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India — 0.0%
Export-Import Bank of India
3.88%, 03/12/24(c)	$200	$212,144
4.00%, 01/14/23(c)	600	632,130

		844,274

Indonesia — 0.2%
Indonesia Government International Bond
2.95%, 01/11/23	1,140	1,186,637
3.38%, 04/15/23(c)	646	683,287
3.70%, 01/08/22(c)	400	412,996
3.75%, 04/25/22(c)	450	467,996
4.13%, 01/15/25(c)	600	667,518
4.45%, 02/11/24	200	221,360
5.38%, 10/17/23(c)	400	450,532
5.88%, 01/15/24(c)	800	916,984
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(c)	200	213,532
Perusahaan Penerbit SBSN Indonesia III
2.30%, 06/23/25(c)	600	622,776
3.30%, 11/21/22(c)	200	209,654
3.40%, 03/29/22(c)	400	414,004
3.75%, 03/01/23(c)	700	744,667
3.90%, 08/20/24(c)	800	876,984
4.33%, 05/28/25(c)	300	338,166
4.35%, 09/10/24(c)	400	445,388

		8,872,481

Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(c)	300	279,033

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	380	437,194
Israel Government International Bond
3.15%, 06/30/23	500	535,305
4.00%, 06/30/22	500	529,375

		1,501,874

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	1,165	1,218,439
6.88%, 09/27/23	1,576	1,834,306

		3,052,745

Japan — 0.3%
Development Bank of Japan Inc.
1.88%, 10/02/24(c)	500	524,540
2.50%, 10/18/22(c)	700	727,300
3.13%, 09/06/23(b)	985	1,058,885
Japan Bank for International Cooperation
0.63%, 05/22/23	1,000	1,005,130
0.63%, 07/15/25	1,000	997,210
1.75%, 01/23/23	2,000	2,059,320
1.75%, 10/17/24	250	261,785
2.00%, 11/04/21	400	406,612
2.38%, 07/21/22	700	723,905
2.38%, 11/16/22	910	946,864
2.50%, 06/01/22	940	971,527
2.50%, 05/23/24	1,750	1,872,045
3.00%, 05/29/24	500	543,740
3.25%, 07/20/23	630	677,918
3.38%, 10/31/23	400	434,428

Security	Par (000)	Value

Japan (continued)
Japan Finance Organization for Municipalities, 1.00%, 05/21/25(b)	$500	$505,385

		13,716,594

Jersey — 0.1%
IDB Trust Services Ltd.
1.81%, 02/26/25(c)	1,000	1,033,410
1.96%, 10/02/24(c)	500	521,355
2.26%, 12/07/21(c)	400	406,724
2.39%, 04/12/22(c)	500	512,435
2.84%, 04/25/24(c)	500	534,105
3.39%, 09/26/23(c)	500	538,425

		3,546,454

Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(c)	200	203,232

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(c)	1,000	1,095,280
5.13%, 07/21/25(c)	200	232,340

		1,327,620

Kenya — 0.0%
Kenya Government International Bond, 6.88%, 06/24/24(c)	700	741,188

Kuwait — 0.0%
Kuwait International Government Bond, 2.75%, 03/20/22(c)	1,400	1,436,876

Lebanon — 0.0%
Lebanon Government International Bond
6.00%, 01/27/23(c)(i)	600	86,280
6.10%, 10/04/22(c)(i)	150	22,070
6.20%, 02/26/25(c)(i)(k)	200	28,810
6.25%, 05/27/22(i)(k)	185	27,639
6.25%, 11/04/24(c)(i)(k)	100	14,326
6.40%, 05/26/23(i)(k)	100	14,417
6.65%, 04/22/24(c)(i)(k)	250	35,797

		229,339

Lithuania — 0.1%
Lithuania Government International Bond, 6.63%, 02/01/22(c)	2,700	2,908,251

Malaysia — 0.0%
1MDB Global Investments Ltd., 4.40%, 03/09/23(c)	1,000	993,470
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21(c)	400	405,724
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(c)	652	708,933

		2,108,127

Mexico — 0.1%
Mexico Government International Bond
3.60%, 01/30/25	200	215,662
3.63%, 03/15/22	2,400	2,492,808
3.90%, 04/27/25 (Call 03/27/25)	300	327,615
4.00%, 10/02/23	1,670	1,816,108
8.00%, 09/24/22	300	337,698

		5,189,891

Mongolia — 0.0%
Development Bank of Mongolia LLC, 7.25%, 10/23/23(c)	200	210,616

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mongolia (continued)
Mongolia Government International Bond
5.13%, 12/05/22(c)	$650	$667,901
5.63%, 05/01/23(c)	400	416,324

		1,294,841

Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(c)	420	439,795

Namibia — 0.0%
Namibia International Bonds, 5.50%, 11/03/21(c)	200	202,838

Nigeria — 0.0%
Africa Finance Corp., 3.88%, 04/13/24(c)	200	210,612
Nigeria Government International Bond, 6.38%, 07/12/23(c)	200	207,872

		418,484

Norway — 0.1%
Kommunalbanken AS
0.88%, 03/12/25(b)	1,000	1,014,780
2.00%, 06/19/24(b)(d)	1,050	1,109,629
2.50%, 01/11/23(b)	450	471,245
2.75%, 02/05/24(b)	500	538,190
3.13%, 10/18/21(b)	500	513,640

		3,647,484

Oman — 0.0%
Oman Government International Bond
3.88%, 03/08/22(c)	600	591,756
4.13%, 01/17/23(c)	500	491,250
4.88%, 02/01/25(c)	400	384,968
Oman Sovereign Sukuk Co., 4.40%, 06/01/24(c)	700	701,022

		2,168,996

Pakistan — 0.0%
Pakistan Government International Bond
8.25%, 04/15/24(c)	400	416,876
8.25%, 09/30/25(c)	200	209,986
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21(c)	200	199,588
5.63%, 12/05/22(c)	400	398,524

		1,224,974

Panama — 0.0%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	700	767,599
4.00%, 09/22/24 (Call 06/24/24)	500	548,610

		1,316,209

Paraguay — 0.0%
Paraguay Government International Bond, 4.63%, 01/25/23(c)	200	212,922

Peru — 0.0%
Fondo MIVIVIENDA SA, 3.50%, 01/31/23(c)	570	596,437
Peruvian Government International Bond, 7.35%, 07/21/25	700	894,103

		1,490,540

Philippines — 0.1%
Philippine Government International Bond, 4.20%, 01/21/24	2,000	2,222,240

Poland — 0.1%
Republic of Poland Government International Bond 3.00%, 03/17/23	1,368	1,450,764

Security	Par (000)	Value

Poland (continued)
4.00%, 01/22/24	$221	$246,196
5.00%, 03/23/22	1,603	1,709,776

		3,406,736

Qatar — 0.1%
Qatar Government International Bond
3.38%, 03/14/24(c)	800	862,104
3.40%, 04/16/25(c)	1,000	1,097,110
3.88%, 04/23/23(c)	900	965,502
4.50%, 01/20/22(b)	914	955,212
SoQ Sukuk A QSC, 3.24%, 01/18/23(c)	550	579,348

		4,459,276

Romania — 0.0%
Romanian Government International Bond
4.38%, 08/22/23(c)	600	653,574
4.88%, 01/22/24(c)	150	166,571
6.75%, 02/07/22(c)	700	752,493

		1,572,638

Russia — 0.1%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22(c)	1,600	1,674,912
4.88%, 09/16/23(c)	800	876,320

		2,551,232

Saudi Arabia — 0.2%
KSA Sukuk Ltd., 2.89%, 04/20/22(c)	2,000	2,059,280
Saudi Government International Bond
2.38%, 10/26/21(c)	1,800	1,826,982
2.88%, 03/04/23(c)	1,450	1,513,843
4.00%, 04/17/25(c)	1,600	1,775,312

		7,175,417

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 07/30/24(c)	200	210,526

Slovenia — 0.0%
Slovenia Government International Bond, 5.25%, 02/18/24(b)	600	691,170

South Africa — 0.0%
Republic of South Africa Government International Bond
4.67%, 01/17/24	200	208,284
5.88%, 05/30/22	800	847,120
5.88%, 09/16/25	800	873,480

		1,928,884

South Korea — 0.2%
Export-Import Bank of Korea
1.02%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	200	201,774
1.14%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	1,000	1,010,600
1.42%, 04/27/23, (3 mo. LIBOR US + 1.200%)(a)(c)	600	611,286
1.88%, 10/21/21	200	202,648
1.88%, 02/12/25	600	624,936
2.75%, 01/25/22	1,000	1,027,360
3.00%, 11/01/22	200	209,794
4.00%, 01/14/24	200	219,954
5.00%, 04/11/22	900	957,798
Industrial Bank of Korea
1.04%, 06/22/25(c)	200	201,240
2.13%, 10/23/24(c)	400	419,416

62	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
Korea Development Bank (The)
1.25%, 06/03/25(c)	$800	$813,712
1.75%, 02/18/25	500	518,270
Korea International Bond
2.00%, 06/19/24	600	626,538
3.88%, 09/11/23	200	218,818
Korea National Oil Corp., 2.88%, 03/27/22(c)	400	412,360
Suhyup Bank, 3.63%, 01/29/24(c)	200	216,618

		8,493,122

Sri Lanka — 0.0%
Sri Lanka Government International Bond
5.75%, 01/18/22(c)	200	135,670
5.75%, 04/18/23(c)	600	345,288
5.88%, 07/25/22(c)	400	250,340
6.35%, 06/28/24(c)	400	226,436
6.85%, 03/14/24(c)	400	228,564

		1,186,298

Supranational — 2.3%
Africa Finance Corp., 3.13%, 06/16/25(c)	200	204,668
African Development Bank
0.50%, 04/22/22	5	5,020
0.75%, 04/03/23	1,102	1,114,761
1.63%, 09/16/22	167	171,305
2.13%, 11/16/22	1,272	1,320,298
3.00%, 09/20/23	1,339	1,442,572
African Export-Import Bank (The)
4.13%, 06/20/24(c)	250	262,118
5.25%, 10/11/23(c)	450	486,833
Asian Development Bank
0.25%, 07/14/23	28	27,980
0.38%, 09/03/25	2,000	1,986,680
0.63%, 04/07/22	10	10,057
0.63%, 04/29/25	2,005	2,017,150
1.50%, 10/18/24	2,938	3,066,978
1.63%, 01/24/23	1,038	1,069,213
1.75%, 09/13/22	2,048	2,105,549
1.88%, 02/18/22	480	490,238
1.88%, 07/19/22	7	7,196
1.88%, 08/10/22	5	5,146
2.00%, 02/16/22(d)	1,039	1,062,731
2.00%, 01/22/25	174	185,139
2.63%, 01/30/24	1,614	1,733,275
2.75%, 03/17/23	1,468	1,553,849
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	125	124,808
0.50%, 05/28/25	338	337,354
2.25%, 05/16/24	1,802	1,921,310
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	400	414,808
Corp. Andina de Fomento, 4.38%, 06/15/22	750	790,718
Council of Europe Development Bank
0.25%, 06/10/23	14	13,988
1.75%, 09/26/22	756	777,591
2.50%, 02/27/24	345	369,495
2.63%, 02/13/23	1,005	1,058,406
European Bank for Reconstruction & Development
0.25%, 07/10/23	269	268,769
1.50%, 11/02/21	160	162,037
1.50%, 02/13/25	1,150	1,199,554

Security	Par (000)	Value

Supranational (continued)
1.63%, 09/27/24	$31	$32,519
1.88%, 02/23/22	800	817,128
2.13%, 03/07/22	290	297,354
2.75%, 03/07/23	435	460,047
European Investment Bank
0.25%, 09/15/23	1,215	1,214,380
0.63%, 07/25/25	715	719,755
1.38%, 09/06/22	5	5,105
1.38%, 05/15/23	115	118,250
1.63%, 03/14/25	2,225	2,337,541
1.88%, 02/10/25	365	387,188
2.00%, 12/15/22	1,340	1,390,223
2.13%, 10/15/21	565	575,300
2.25%, 03/15/22	1,375	1,413,239
2.25%, 08/15/22	1,360	1,408,987
2.25%, 06/24/24	1,746	1,867,539
2.38%, 06/15/22	2,541	2,629,401
2.50%, 03/15/23	2,309	2,431,123
2.63%, 05/20/22	1,133	1,175,148
2.63%, 03/15/24	2,700	2,908,494
2.88%, 12/15/21	78	80,318
2.88%, 08/15/23	1,752	1,878,354
3.13%, 12/14/23	399	433,980
3.25%, 01/29/24	3,309	3,622,826
European Stability Mechanism, 1.38%, 09/11/24(b)	1,000	1,037,560
Inter-American Development Bank
0.25%, 11/15/23	115	114,806
0.50%, 05/24/23	615	618,487
0.88%, 04/03/25	2,058	2,092,266
1.75%, 04/14/22	1,280	1,308,378
1.75%, 09/14/22	973	1,000,662
1.75%, 03/14/25	1,460	1,539,395
2.13%, 01/18/22	1,390	1,422,123
2.13%, 01/15/25	1,071	1,144,053
2.50%, 01/18/23	1,662	1,743,504
2.63%, 01/16/24	1,251	1,341,998
3.00%, 10/04/23	714	770,042
3.00%, 02/21/24	717	779,286
Inter-American Investment Corp., 1.75%, 10/02/24(c)	2,000	2,095,000
International Bank for Reconstruction & Development
0.38%, 07/28/25	2,031	2,018,794
0.63%, 04/22/25	3,015	3,033,301
0.75%, 03/11/25	2,115	2,139,978
1.50%, 08/28/24	372	388,078
1.63%, 02/10/22	2,649	2,696,258
1.63%, 01/15/25	809	848,042
1.75%, 04/19/23	21	21,757
1.88%, 10/07/22	5	5,158
1.88%, 06/19/23	288	300,061
2.00%, 01/26/22	2,078	2,123,571
2.13%, 12/13/21	206	210,373
2.13%, 07/01/22	1,055	1,088,285
2.13%, 02/13/23	315	328,343
2.13%, 03/03/25	215	230,224
2.50%, 03/19/24	4,250	4,559,995
2.50%, 11/25/24	1,118	1,212,963
2.50%, 07/29/25	1,563	1,708,265
3.00%, 09/27/23	1,975	2,129,307
7.63%, 01/19/23	1,826	2,121,319

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
International Development Association, 2.75%, 04/24/23(b)	$300	$318,060
International Finance Corp.
0.38%, 07/16/25	2,341	2,327,329
0.50%, 03/20/23	3	3,016
1.38%, 10/16/24	1,139	1,183,375
2.00%, 10/24/22	887	918,045
2.88%, 07/31/23	562	601,452
Nordic Investment Bank
2.13%, 02/01/22	540	552,722
2.25%, 05/21/24	1,000	1,066,990

		107,114,414

Sweden — 0.3%
Kommuninvest I Sverige AB
0.38%, 02/16/24(b)	1,000	1,000,530
1.63%, 10/24/22(b)	1,000	1,026,540
2.63%, 09/15/22(b)(d)	1,000	1,043,930
Svensk Exportkredit AB
0.50%, 08/26/25	2,000	1,988,160
0.63%, 05/14/25	1,050	1,051,554
1.75%, 12/12/23	200	208,532
2.00%, 08/30/22	500	515,335
2.38%, 03/09/22	450	462,542
2.88%, 03/14/23	760	804,855
3.13%, 11/08/21	10	10,289
Sweden Government International Bond
0.75%, 03/30/22(b)(d)	1,200	1,208,952
2.38%, 02/15/23(b)(d)	1,325	1,388,335
2.50%, 02/28/22(b)	1,467	1,511,039

		12,220,593

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(c)	400	338,000

Turkey — 0.3%
Export Credit Bank of Turkey AS, 4.25%, 09/18/22(c)	400	380,700
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(c)	400	378,456
5.00%, 04/06/23(c)	400	390,800
5.80%, 02/21/22(c)	800	799,920
Turkey Government International Bond
3.25%, 03/23/23	800	755,488
4.25%, 03/13/25(d)	1,200	1,094,424
5.13%, 03/25/22	271	269,336
5.60%, 11/14/24	1,000	961,020
5.75%, 03/22/24	800	777,880
6.25%, 09/26/22	980	983,744
6.35%, 08/10/24	900	886,275
6.38%, 10/14/25	1,400	1,369,046
7.25%, 12/23/23	1,000	1,021,240
7.38%, 02/05/25(d)	1,150	1,175,725
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23(c)	200	189,354
8.25%, 01/24/24(c)	400	404,820

		11,838,228

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/22(c)	700	729,743
7.75%, 09/01/23(c)	430	447,454

Security	Par (000)	Value

Ukraine (continued)
7.75%, 09/01/24(c)	$450	$466,650
7.75%, 09/01/25(c)	600	614,592
8.99%, 02/01/24(c)	400	427,076
Ukreximbank Via Biz Finance PLC, 9.75%, 01/22/25(c)	200	205,178

		2,890,693

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
0.75%, 09/02/23(b)	600	600,018
0.75%, 09/02/23(c)	600	600,018
2.13%, 09/30/24(c)	800	835,080
2.50%, 10/11/22(c)	1,400	1,449,770
2.50%, 04/16/25(c)	1,400	1,485,974
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23(c)	400	419,968
6.45%, 05/02/22(c)	200	215,758
RAK Capital, 3.09%, 03/31/25(c)	500	529,575

		6,136,161

United Kingdom — 0.1%
Bank of England Euro Note, 0.50%, 04/28/23(b)	2,200	2,211,198

Uruguay — 0.0%
Uruguay Government International Bond
4.50%, 08/14/24(d)	400	437,892
8.00%, 11/18/22	480	516,792

		954,684

Venezuela — 0.0%
Venezuela Government International Bond
9.00%, 05/07/23(c)(i)	100	9,056
12.75%, 08/23/22(c)(i)	300	27,708

		36,764

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(c)	200	224,116

Zambia — 0.0%
Zambia Government International Bond
5.38%, 09/20/22(c)	367	159,656
8.50%, 04/14/24(c)	200	88,304

		247,960

Total Foreign Government Obligations — 6.6% (Cost: $306,404,347)		311,578,259

Municipal Debt Obligations

California — 0.1%
State of California GO BAB, 5.70%, 11/01/21	2,400	2,533,776
University of California RB, Series BG, 0.88%, 05/15/25 (Call 04/15/25)	70	70,044

		2,603,820

Florida — 0.0%
State Board of Administration Finance Corp. RB 1.26%, 07/01/25	500	504,310
Series A, 2.64%, 07/01/21	100	101,432

		605,742

64	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 0.0%
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	$125	$126,791

Total Municipal Debt Obligations — 0.1% (Cost: $3,299,978)		3,336,353

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 7.1%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	639	665,173
2.50%, 08/01/31	455	479,237
2.50%, 10/01/31	1,222	1,277,306
2.50%, 12/01/31	645	674,460
2.50%, 02/01/32	705	741,680
2.50%, 01/01/33	1,995	2,112,461
3.00%, 05/01/29	261	275,388
3.00%, 05/01/30	586	617,680
3.00%, 06/01/30	50	52,374
3.00%, 07/01/30	373	395,888
3.00%, 12/01/30	591	622,853
3.00%, 05/01/31	238	251,242
3.00%, 06/01/31	154	162,798
3.36%, 02/01/45, (12 mo. LIBOR US + 1.622%)(a)	23	23,773
3.50%, 05/01/32	119	128,605
3.50%, 09/01/32	107	115,121
3.50%, 07/01/33	331	350,020
3.50%, 06/01/34	1,704	1,800,157
4.00%, 05/01/33	287	304,006
Federal National Mortgage Association
Series 2012-M13, Class A2, 2.38%, 05/25/22	661	672,288
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	93	100,484
FHLMC Multifamily Structured Pass Through Certificates
2.49%, 11/25/24 (Call 11/25/24)	3,105	3,177,197
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/25/21)(a)	42	41,843
Series K017, Class A2, 2.87%, 12/25/21 (Call 12/25/21)	672	681,494
Series K020, Class A2, 2.37%, 05/25/22 (Call 05/25/22)	100	101,823
Series K022, Class A2, 2.36%, 07/25/22	3,000	3,066,857
Series K027, Class A2, 2.64%, 01/25/23 (Call 01/25/23)	2,358	2,453,326
Series K028, Class A2, 3.11%, 02/25/23 (Call 02/25/23)	500	525,796
Series K030, Class A2, 3.25%, 04/25/23 (Call 04/25/23)(a)	2,500	2,644,251
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	2,000	2,121,326
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	1,250	1,342,041
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	500	539,462
Series K038, Class A1, 2.60%, 10/25/23	29	29,953
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	3,679	3,962,954
Series K-1512, Class A2, 2.99%, 05/25/31	460	525,783
Series K-1512, Class A3, 3.06%, 04/25/34	450	513,060
Series K722, Class A2, 2.41%, 03/25/23	1,700	1,762,086

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K724, Class A2, 3.06%, 11/25/23 (Call 11/25/23)(a)	$1,500	$1,595,103
Series K725, Class A1, 2.67%, 05/25/23	508	517,429
Series K729, Class A1, 2.95%, 02/25/24	2,482	2,544,906
Uniform Mortgage-Backed Securities
1.50%, 11/01/35(l)	7,875	8,040,344
2.00%, 11/01/35(l)	56,050	58,137,643
2.50%, 07/01/28	802	835,112
2.50%, 12/01/29	207	215,648
2.50%, 03/01/30	112	116,957
2.50%, 07/01/30	133	139,069
2.50%, 08/01/30	390	407,326
2.50%, 12/01/30	65	68,440
2.50%, 01/01/31	59	62,165
2.50%, 08/01/31	1,256	1,331,054
2.50%, 09/01/31	1,229	1,284,385
2.50%, 10/01/31	5,622	5,868,176
2.50%, 12/01/31	1,695	1,771,841
2.50%, 01/01/32	6,905	7,265,703
2.50%, 02/01/32	1,239	1,307,541
2.50%, 03/01/32	1,245	1,301,081
2.50%, 04/01/32	8,405	8,868,430
2.50%, 07/01/32	9,294	9,853,489
2.50%, 10/01/32	171	180,882
2.50%, 01/01/33	1,544	1,613,162
2.50%, 07/01/35	11,087	11,782,345
2.50%, 10/01/35	23,288	24,572,012
2.50%, 11/17/35(l)	36,939	38,388,423
2.58%, 12/01/44, (12 mo. LIBOR US + 1.576%)(a)	23	23,603
3.00%, 10/01/27	62	64,759
3.00%, 10/01/28	319	337,066
3.00%, 11/01/28	281	296,867
3.00%, 03/01/30	6,779	7,103,531
3.00%, 04/01/30	136	143,680
3.00%, 07/01/30	87	92,658
3.00%, 08/01/30	327	344,734
3.00%, 09/01/30	553	583,012
3.00%, 10/01/30	249	262,124
3.00%, 11/01/30	65	68,923
3.00%, 12/01/30	238	250,807
3.00%, 01/01/31	2,980	3,156,131
3.00%, 02/01/31	1,531	1,629,034
3.00%, 03/01/31	327	348,074
3.00%, 04/01/31	147	156,718
3.00%, 06/01/31	844	898,521
3.00%, 07/01/31	1,015	1,092,522
3.00%, 09/01/31	265	282,395
3.00%, 10/01/31	74	77,799
3.00%, 01/01/32	952	1,023,541
3.00%, 02/01/32	3,136	3,361,628
3.00%, 03/01/32	280	298,234
3.00%, 06/01/32	982	1,034,985
3.00%, 08/01/32	561	605,290
3.00%, 11/01/32	864	932,586
3.00%, 12/01/32	1,761	1,872,930
3.00%, 02/01/33	996	1,075,693
3.00%, 10/01/33	1,443	1,513,970
3.00%, 07/01/34	822	860,646
3.00%, 09/01/34	6,869	7,339,382
3.00%, 11/01/34	944	1,002,318

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/34	$9,907	$10,368,829
3.00%, 11/01/35(l)	22,970	24,048,962
3.50%, 01/01/27	12	12,928
3.50%, 12/01/29	24	26,147
3.50%, 07/01/30	277	296,195
3.50%, 10/01/30	140	149,140
3.50%, 11/01/30	20	21,182
3.50%, 03/01/31	174	184,707
3.50%, 06/01/31	263	284,222
3.50%, 01/01/32	133	145,229
3.50%, 05/01/32	229	249,776
3.50%, 06/01/32	230	251,707
3.50%, 07/01/32	76	80,321
3.50%, 08/01/32	76	83,473
3.50%, 09/01/32	511	543,608
3.50%, 10/01/32	82	88,476
3.50%, 11/01/32	56	60,191
3.50%, 03/01/33	691	755,200
3.50%, 04/01/33	1,028	1,123,167
3.50%, 05/01/33	590	645,100
3.50%, 06/01/33	1,493	1,578,760
3.50%, 07/01/34	2,195	2,346,783
3.50%, 08/01/34	1,690	1,786,597
3.50%, 01/01/35	922	982,711
3.50%, 11/01/50(l)	13,849	14,631,252
3.51%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	66	69,132
4.00%, 07/01/29	164	174,626
4.00%, 07/01/32	534	566,925
4.00%, 05/01/33	649	688,612
4.00%, 06/01/33	316	334,745
4.00%, 07/01/33	230	243,466
4.00%, 12/01/33	1,534	1,628,768
4.00%, 11/01/50(l)	3,779	4,007,469
4.50%, 11/01/50(l)	112	117,301
5.00%, 11/01/50(l)	178	187,871

		330,278,651

U.S. Government Agency Obligations — 1.9%
Federal Farm Credit Banks Funding Corp.
1.85%, 07/26/24	35	36,811
1.90%, 06/24/21	115	116,270
2.85%, 09/20/21	645	659,029
Federal Home Loan Banks
1.13%, 07/14/21	970	976,741
1.50%, 08/15/24	260	271,903
1.88%, 12/11/20	180	180,322
1.88%, 11/29/21	200	203,642
2.13%, 06/10/22	600	618,504
2.13%, 06/09/23	300	314,451
2.38%, 09/10/21	600	611,340
2.63%, 12/10/21	650	667,765
2.88%, 12/10/21	275	283,162
3.00%, 12/09/22	3,724	3,935,672
3.38%, 09/08/23	1,105	1,201,964
3.63%, 06/11/21	6,915	7,060,422
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	615	614,582
0.25%, 08/24/23	10,000	9,999,800
1.13%, 08/12/21	1,150	1,158,820
2.38%, 02/16/21	900	905,778
2.38%, 01/13/22	3,720	3,818,394

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.75%, 06/19/23	$4,195	$4,470,570
Federal National Mortgage Association
0.25%, 07/10/23	15,000	15,003,300
0.50%, 06/17/25	13,000	12,999,870
0.63%, 04/22/25	200	201,640
1.25%, 05/06/21	1,700	1,709,282
1.25%, 08/17/21	900	907,605
1.38%, 02/26/21	850	853,400
1.38%, 10/07/21	875	884,817
1.75%, 07/02/24	6,850	7,213,803
1.88%, 04/05/22	1,500	1,536,465
2.00%, 01/05/22	790	807,096
2.00%, 10/05/22	1,800	1,862,874
2.25%, 04/12/22	525	540,866
2.38%, 01/19/23	2,610	2,735,149
2.50%, 02/05/24	705	755,816
2.63%, 01/11/22	410	422,034
2.63%, 09/06/24	2,350	2,559,902
2.88%, 09/12/23	800	859,536

		89,959,397

U.S. Government Obligations — 45.0%
U.S. Treasury Note/Bond
0.13%, 04/30/22	11,000	10,996,563
0.13%, 05/31/22	2,100	2,099,180
0.13%, 06/30/22	10,000	9,994,922
0.13%, 07/31/22	1,000	999,414
0.13%, 08/31/22	10,000	9,994,141
0.13%, 09/30/22	24,000	23,985,937
0.13%, 07/15/23	12,000	11,981,250
0.13%, 08/15/23	5,000	4,991,016
0.13%, 09/15/23	40,000	39,925,000
0.25%, 06/15/23	5,000	5,008,984
0.25%, 05/31/25	10,000	9,959,375
0.25%, 06/30/25	38,100	37,924,383
0.25%, 07/31/25	40,400	40,194,844
0.25%, 08/31/25	32,500	32,317,187
0.25%, 09/30/25(d)	12,400	12,324,438
0.38%, 03/31/22	30,000	30,097,266
0.38%, 04/30/25	3,100	3,105,570
0.50%, 03/31/25	30,800	31,033,406
1.13%, 02/28/25	8,000	8,278,750
1.25%, 10/31/21	11,400	11,525,133
1.25%, 07/31/23	30,500	31,386,406
1.38%, 10/15/22	7,900	8,087,625
1.38%, 06/30/23	4,000	4,126,563
1.38%, 08/31/23	41,500	42,884,414
1.38%, 09/30/23	54,800	56,683,750
1.38%, 01/31/25	9,000	9,405,000
1.50%, 01/31/22	10,700	10,880,145
1.50%, 08/15/22	5,000	5,120,117
1.50%, 09/15/22	19,700	20,194,809
1.50%, 02/28/23	13,000	13,402,187
1.50%, 03/31/23	2,000	2,063,906
1.50%, 09/30/24	11,500	12,047,149
1.50%, 10/31/24	15,000	15,723,047
1.63%, 08/15/22	15,200	15,597,813
1.63%, 08/31/22	2,500	2,566,797
1.63%, 11/15/22	30,100	30,995,945
1.63%, 04/30/23	2,000	2,072,188
1.63%, 05/31/23	11,800	12,238,813

66	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 11/30/21	$8,000	$8,138,438
1.75%, 02/28/22	9,550	9,752,564
1.75%, 03/31/22	6,000	6,135,234
1.75%, 04/30/22	6,700	6,860,172
1.75%, 05/15/22	24,550	25,150,324
1.75%, 05/31/22	26,600	27,269,156
1.75%, 06/15/22	16,000	16,411,875
1.75%, 06/30/22	5,900	6,056,027
1.75%, 07/15/22	6,500	6,676,211
1.75%, 09/30/22	30,900	31,837,863
1.75%, 01/31/23	18,000	18,638,437
1.75%, 05/15/23	16,000	16,637,500
1.75%, 06/30/24	11,500	12,126,211
1.75%, 07/31/24	12,500	13,192,383
1.75%, 12/31/24	15,000	15,897,656
1.88%, 11/30/21	5,000	5,093,164
1.88%, 01/31/22	22,500	22,983,399
1.88%, 02/28/22	26,250	26,850,879
1.88%, 03/31/22	8,200	8,399,234
1.88%, 04/30/22	15,250	15,642,568
1.88%, 05/31/22	12,400	12,736,641
1.88%, 07/31/22	8,500	8,754,336
1.88%, 08/31/22	14,200	14,643,195
1.88%, 09/30/22	22,650	23,391,434
1.88%, 10/31/22	4,000	4,136,719
1.88%, 08/31/24	19,800	21,008,109
2.00%, 10/31/21	6,500	6,619,844
2.00%, 11/15/21	8,700	8,866,523
2.00%, 12/31/21	13,546	13,837,557
2.00%, 02/15/22	14,300	14,640,742
2.00%, 07/31/22	9,100	9,391,484
2.00%, 10/31/22	13,400	13,891,508
2.00%, 11/30/22	20,400	21,177,750
2.00%, 02/15/23	8,000	8,334,375
2.00%, 04/30/24	34,500	36,613,125
2.00%, 06/30/24	14,000	14,890,312
2.00%, 02/15/25	27,500	29,470,117
2.00%, 08/15/25	7,600	8,188,406
2.13%, 12/31/21	34,000	34,780,937
2.13%, 05/15/22	9,900	10,199,707
2.13%, 06/30/22	20,700	21,375,176
2.13%, 12/31/22	16,300	16,990,203
2.13%, 11/30/23	7,000	7,413,438
2.13%, 02/29/24	37,000	39,329,844
2.13%, 03/31/24	18,000	19,157,344
2.13%, 07/31/24	13,900	14,865,399
2.13%, 09/30/24	15,000	16,076,953
2.13%, 11/30/24	7,800	8,378,297
2.13%, 05/15/25	2,000	2,160,625
2.25%, 04/15/22	9,500	9,790,566
2.25%, 12/31/23	8,350	8,886,227
2.25%, 01/31/24	23,000	24,511,172
2.25%, 04/30/24	12,600	13,482,000
2.25%, 10/31/24	7,200	7,761,938
2.25%, 11/15/24	19,600	21,140,437
2.25%, 12/31/24	9,000	9,725,625
2.38%, 03/15/22	22,500	23,184,668
2.38%, 01/31/23	7,000	7,346,719
2.38%, 02/29/24	14,000	14,998,594
2.38%, 08/15/24	23,400	25,259,203

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
2.50%, 01/15/22	$32,050		$32,957,666
2.50%, 02/15/22	12,000		12,362,813
2.50%, 03/31/23	8,000		8,448,125
2.50%, 08/15/23	6,000		6,386,250
2.50%, 01/31/24	16,500		17,719,453
2.50%, 05/15/24	28,000		30,222,500
2.50%, 01/31/25	9,300		10,158,797
2.63%, 02/28/23	5,500		5,813,672
2.63%, 06/30/23	8,750		9,317,383
2.63%, 03/31/25	5,250		5,778,281
2.75%, 04/30/23	13,800		14,684,062
2.75%, 05/31/23	5,000		5,330,469
2.75%, 07/31/23	16,500		17,657,578
2.75%, 08/31/23	12,000		12,865,313
2.75%, 02/28/25	12,450		13,751,414
2.75%, 06/30/25	14,000		15,550,937
2.75%, 08/31/25	12,000		13,365,000
2.88%, 10/15/21	9,000		9,233,438
2.88%, 11/15/21	130,000		133,671,485
2.88%, 09/30/23	14,200		15,304,937
2.88%, 10/31/23	4,800		5,183,625
2.88%, 11/30/23	9,900		10,711,336
2.88%, 04/30/25	22,100		24,606,969
2.88%, 05/31/25	35,000		39,025,000
2.88%, 07/31/25	6,000		6,709,688
3.00%, 09/30/25	34,600		39,014,203
6.88%, 08/15/25	4,300		5,622,586
7.13%, 02/15/23	6,500		7,526,797
7.25%, 08/15/22	1,000		1,125,820
7.50%, 11/15/24	20,000		25,803,125
8.00%, 11/15/21	1,000		1,080,664

			2,116,359,363

Total U.S. Government & Agency Obligations — 54.0% (Cost: $2,476,732,758)			2,536,597,411

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(m)	16		0	(n)

Oil, Gas & Consumable Fuels — 0.0%
Pioneer Energy Services Corp.(k)(m)	0	(o)	6,369
Whiting Petroleum Corp.(k)	2		31,536

			37,905

Total Common Stocks — 0.0% (Cost $182,165)			37,905

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(m)	0	(o)	0	(n)

Total Preferred Stocks — 0.0% (Cost $97)			—

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(k)(m)	0	(o)	0	(n)

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(k)	5	$7,617

Total Warrants — 0.0% (Cost $20,425)		7,617

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(p)(q)(r)	158,886	158,997,427
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(p)(q)(s)	30,795	30,795,447

		189,792,874

Total Short-Term Investments — 4.0% (Cost: $189,742,396)		189,792,874

Total Investments Before TBA Sales Commitments — 103.7% (Cost: $4,775,062,445)		4,876,979,634

TBA Sales Commitments

Mortgage-Backed Securities — (0.4)%
Uniform Mortgage-Backed Securities, 2.50%, 11/17/35(l)	$(16,100)	(16,731,736)

Total TBA Sales Commitments — (0.4)% (Proceeds: $(16,774,816))		(16,731,736)

Total Investments, Net of TBA Sales Commitments — 103.3% (Cost: $4,758,287,629)		4,860,247,898

Other Assets, Less Liabilities — (3.3)%		(159,257,123)

Net Assets — 100.0%		$4,700,990,775

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(h)	Zero-coupon bond.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Fixed rate.
(k)	Non-income producing security.
(l)	TBA transaction.
(m)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)	Rounds to less than $1.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period-end.
(r)	All or a portion of this security has been pledged as collateral in connection with outstanding TBA agreements.
(s)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$71,644,239	$87,344,472	(a)	$—	$(16,388)	$25,104	$158,997,427	158,886	$999,100		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	29,770,269	1,025,178	(a)	—	—	—	30,795,447	30,795	195,611	(b)	—

					$(16,388)	$25,104	$189,792,874		$1,194,711		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

68	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core 1-5 Year USD Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Asset-Backed Securities	$—	$29,508,304	$—		$29,508,304
Collaterized Mortgage Obligations	—	58,579,135	—		58,579,135
Corporate Bonds & Notes	—	1,747,287,373	—		1,747,287,373
Floating Rate Loan Interests	—	254,403	—		254,403
Foreign Government Obligations	—	311,578,259	—		311,578,259
Municipal Debt Obligations	—	3,336,353	—		3,336,353
U.S. Government & Agency Obligations	—	2,536,597,411	—		2,536,597,411
Common Stocks	31,536	—	6,369		37,905
Preferred Stocks	—	—	0	(a)	0	(a)
Warrants	—	7,617	0	(a)	7,617
Money Market Funds	189,792,874	—	—		189,792,874

	189,824,410	4,687,148,855	6,369		4,876,979,634

Liabilities
TBA Sales Commitments	—	(16,731,736)	—		(16,731,736)

	$189,824,410	$4,670,417,119	$6,369		$4,860,247,898

(a)	Rounds to less than $1.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.4%
APT Pipelines Ltd.
2.00%, 03/22/27(a)	EUR	100	$128,802
3.50%, 03/22/30(a)	GBP	200	295,213
Aurizon Network Pty Ltd., 2.00%, 09/18/24(a)	EUR	200	249,108
Ausgrid Finance Pty Ltd., 3.75%, 10/30/24 (Call 07/30/24)(a)	AUD	200	153,428
AusNet Services Holdings Pty Ltd.
0.63%, 08/25/30(a)	EUR	100	120,634
2.60%, 07/31/29	AUD	100	74,816
3.00%, 02/13/24(a)	EUR	200	256,027
Australia & New Zealand Banking Group Ltd.
0.25%, 11/29/22	EUR	300	355,126
0.45%, 11/22/23(a)	EUR	200	239,391
0.75%, 09/29/26(a)	EUR	300	366,833
3.10%, 02/08/24(a)	AUD	300	229,117
BHP Billiton Finance Ltd.
5.63%, 10/22/79 (Call 10/22/24)(a)(b)	EUR	200	272,575
Series 11, 3.25%, 09/25/24(a)	GBP	150	214,749
Series 12, 4.30%, 09/25/42	GBP	200	374,608
Series 17, 1.50%, 04/29/30 (Call 01/29/30)(a)	EUR	200	261,728
Commonwealth Bank of Australia
0.50%, 07/11/22(a)	EUR	400	472,421
0.50%, 07/27/26(a)	EUR	100	122,374
0.75%, 11/04/21(a)	EUR	300	353,952
0.88%, 02/19/29(a)	EUR	400	506,626
1.94%, 10/03/29 (Call 10/03/24)(a)(b)	EUR	100	120,688
2.75%, 11/17/21(a)	AUD	200	144,253
3.00%, 01/11/24(a)	AUD	200	152,109
3.00%, 09/04/26(a)	GBP	100	147,083
Lonsdale Finance Pty Ltd., 2.45%, 11/20/26 (Call 08/20/26)(a)	AUD	200	145,231
Macquarie Bank Ltd.
1.13%, 01/20/22(a)	EUR	200	236,662
1.75%, 08/07/24(a)	AUD	400	292,352
Macquarie Group Ltd., 0.63%, 02/03/27(a)	EUR	100	117,926
National Australia Bank Ltd.
0.25%, 03/28/22(a)	EUR	300	353,253
0.25%, 05/20/24(a)	EUR	340	401,253
0.30%, 10/31/25(a)	CHF	150	167,174
0.35%, 09/07/22(a)	EUR	360	423,992
0.63%, 08/30/23(a)	EUR	460	548,423
0.75%, 01/30/26(a)	EUR	200	246,792
0.88%, 11/16/22(a)	EUR	200	239,458
1.38%, 06/27/22(a)	GBP	200	262,270
2.25%, 06/06/25(a)	EUR	100	130,760
2.75%, 08/08/22(a)	EUR	50	61,356
2.90%, 02/26/24(a)	AUD	200	151,970
NSW Electricity Networks Finance Pty Ltd., 2.54%, 09/23/30 (Call 06/25/30)	AUD	100	71,272
Origin Energy Finance Ltd., 1.00%, 09/17/29 (Call 06/17/29)(a)	EUR	130	149,088
Pacific National Finance Pty Ltd., 5.25%, 05/19/25	AUD	50	38,387
Qantas Airways Ltd., 2.95%, 11/27/29 (Call 08/27/29)(a)	AUD	200	123,554
Scentre Group Trust 1/Scentre Group Trust 2
1.38%, 03/22/23 (Call 12/22/22)(a)	EUR	150	178,598
1.45%, 03/28/29 (Call 12/28/28)(a)	EUR	100	120,730

Security		Par (000)	Value

Australia (continued)
Telstra Corp. Ltd.
3.50%, 09/21/22(a)	EUR	428	$533,579
4.00%, 09/16/22(a)	AUD	50	37,331
Toyota Finance Australia Ltd., 0.25%, 04/09/24(a)	EUR	200	236,534
Transurban Finance Co. Pty Ltd.
2.00%, 08/28/25 (Call 05/28/25)(a)	EUR	100	124,984
3.00%, 04/08/30 (Call 01/08/30)(a)	EUR	200	272,202
Wesfarmers Ltd., 3.66%, 11/18/20(a)	AUD	100	70,310
Westfield America Management Ltd., 2.13%, 03/30/25 (Call 01/30/25)(a)	GBP	200	262,526
Westpac Banking Corp.
0.38%, 03/05/23(a)	EUR	200	236,110
0.38%, 04/02/26(a)	EUR	300	363,335
0.50%, 05/17/24(a)	EUR	200	240,732
0.50%, 01/16/25(a)	EUR	200	242,053
1.13%, 09/05/27(a)	EUR	320	399,676
1.50%, 03/24/21(a)	EUR	100	117,399
3.25%, 11/16/23	AUD	100	76,370
Woolworths Group Ltd., 2.80%, 05/20/30(a)	AUD	200	150,912

			13,436,215

Austria — 0.3%
Autobahnen- und
Schnellstrassen-Finanzierungs-AG
0.25%, 10/18/24(a)	EUR	400	480,407
0.63%, 09/15/22(a)	EUR	100	119,112
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.63%, 06/19/34(a)	EUR	200	256,136
Erste Group Bank AG
0.01%, 09/11/29(a)	EUR	200	239,512
0.63%, 04/17/26(a)	EUR	200	247,060
1.00%, 06/10/30 (Call 06/10/25)(a)(b)	EUR	200	227,211
3.50%, 02/08/22	EUR	450	551,062
Heta Asset Resolution AG, 2.38%, 12/13/22(a)	EUR	100	123,358
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, 0.38%, 04/04/23(a)	EUR	200	238,077
Hypo Tirol Bank AG, 0.50%, 02/11/21(a)	EUR	100	116,810
Hypo Vorarlberg Bank AG, 0.63%, 07/17/26(a)	EUR	100	123,331
JAB Holdings BV
1.00%, 12/20/27(a)	EUR	200	234,859
1.75%, 05/25/23(a)	EUR	200	243,617
1.75%, 06/25/26(a)	EUR	300	371,495
2.25%, 12/19/39(a)	EUR	100	119,848
Series 11Y, 2.50%, 06/25/29(a)	EUR	100	130,157
OeBB Infrastruktur AG
1.00%, 11/18/24(a)	EUR	50	61,918
3.38%, 05/18/32(a)	EUR	50	81,533
OeBB-Infrastruktur AG
2.25%, 07/04/23(a)	EUR	500	626,806
3.00%, 10/24/33	EUR	100	162,423
Oesterreichische Kontrollbank AG
0.25%, 09/26/24(a)	EUR	200	240,229
0.75%, 03/07/22(a)	GBP	100	130,314
1.13%, 12/15/22	GBP	200	263,676
OMV AG
1.88%, 12/04/28(a)	EUR	200	264,085
2.00%, 04/09/28(a)	EUR	530	696,863
2.88%, (Call 03/19/24)(a)(b)(c)	EUR	300	354,697
4.25%, 10/12/21(a)	EUR	270	328,030
5.25%, (Call 12/09/21)(a)(b)(c)	EUR	220	267,168

70	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Austria (continued)
Raiffeisen Bank International AG, 1.50%, 03/12/30 (Call 03/12/25)(a)(b)	EUR	200	$225,002
Raiffeisenlandesbank Niederoesterreich-Wien AG
0.38%, 09/13/24(a)	EUR	300	361,483
0.63%, 08/28/26	EUR	100	123,657
Raiffeisenlandesbank Oberoesterreich AG, 0.50%, 01/22/35(a)	EUR	200	252,225
Raiffeisen-Landesbank Steiermark AG, 1.38%, 05/11/33(a)	EUR	100	138,355
Raiffeisenlandesbank Vorarlberg Waren-Und Revisionsverband registrierte GenmbH, 0.38%, 11/13/34	EUR	200	246,724
Telekom Finanzmanagement GmbH, 1.50%, 12/07/26 (Call 09/07/26)(a)	EUR	200	254,918
UniCredit Bank Austria AG
0.25%, 06/21/30(a)	EUR	100	122,302
0.63%, 03/20/29(a)	EUR	200	251,729
4.13%, 02/24/21(a)	EUR	100	118,166
UNIQA Insurance Group AG, 6.00%, 07/27/46 (Call 07/27/26)(a)(b)	EUR	100	138,471
Verbund AG, 1.50%, 11/20/24(a)	EUR	200	248,537
Volksbank Wien AG, 0.13%, 11/19/29	EUR	200	240,998

			10,022,361

Belgium — 0.2%
Anheuser-Busch InBev Finance Inc., Series MPLE, 4.32%, 05/15/47 (Call 11/15/46)	CAD	100	80,026
Anheuser-Busch InBev SA/NV
0.80%, 04/20/23 (a)	EUR	440	525,506
1.15%, 01/22/27 (Call 10/22/26)(a)	EUR	600	742,654
1.50%, 03/17/25(a)	EUR	210	262,111
1.50%, 04/18/30(a)	EUR	340	437,333
2.25%, 05/24/29(a)	GBP	150	209,293
2.75%, 03/17/36(a)	EUR	270	380,519
2.85%, 05/25/37(a)	GBP	110	157,860
2.88%, 04/02/32 (Call 01/02/32)(a)	EUR	350	500,375
3.70%, 04/02/40 (Call 10/02/39)(a)	EUR	250	389,075
Anheuser-Busch InBev Worldwide Inc., 3.75%, 09/06/24(a)	AUD	100	77,593
Argenta Spaarbank NV, 1.00%, 01/29/27(a)	EUR	100	116,056
Belfius Bank SA
0.13%, 09/14/26(a)	EUR	200	240,628
0.38%, 02/13/26(a)	EUR	200	233,079
BNP Paribas Fortis SA, 0.63%, 10/04/25(a)	EUR	100	122,751
Elia Group SA/NV, 1.50%, 09/05/28 (Call 06/05/28)(a)	EUR	200	256,388
Euroclear Bank SA, 0.50%, 07/10/23(a)	EUR	185	220,171
Euroclear Investments SA, 1.50%, 04/11/30(a)	EUR	200	261,509
Flemish Community (The), 0.38%, 10/13/26(a)	EUR	100	121,736
FLUVIUS System Operator CVBA, 1.75%, 12/04/26(a)	EUR	300	383,901
ING Belgium SA
0.01%, 02/20/30(a)	EUR	200	239,432
0.75%, 09/28/26(a)	EUR	200	249,473
KBC Bank NV
0.45%, 01/22/22(a)	EUR	100	117,918
2.00%, 01/31/23(a)	EUR	500	616,299
KBC Group NV
0.75%, 03/01/22(a)	EUR	300	353,799
0.75%, 10/18/23(a)	EUR	300	357,587

Security		Par (000)	Value

Belgium (continued)
0.75%, 01/24/30(a)	EUR	100	$120,198

			7,773,270

Bermuda — 0.0%
PartnerRe Ireland Finance DAC, 1.25%, 09/15/26(a)	EUR	100	121,602

Canada — 1.7%
407 International Inc.
1.80%, 05/22/25 (Call 04/22/25)(d)	CAD	200	155,151
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	160,246
2.47%, 09/08/22 (Call 08/08/22)	CAD	300	230,588
2.84%, 03/07/50 (Call 09/07/49)	CAD	200	149,385
3.67%, 03/08/49 (Call 09/08/48)	CAD	200	172,864
3.83%, 05/11/46 (Call 11/11/45)	CAD	200	175,285
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	23,058
Aeroports de Montreal, Series I, 5.47%, 04/16/40	CAD	150	154,012
AIMCo Realty Investors LP, Series 4, 2.71%, 06/01/29 (Call 03/01/29)	CAD	200	161,005
Alberta Powerline LP, 4.07%, 12/01/53	CAD	198	175,999
Alectra Inc., Series A, 2.49%, 05/17/27 (Call 02/17/27)	CAD	150	121,480
Algonquin Power Co., 4.60%, 01/29/29 (Call 10/29/28)	CAD	100	87,384
Alimentation Couche-Tard Inc., 3.06%, 07/26/24 (Call 05/26/24)	CAD	150	119,770
Allied Properties Real Estate Investment Trust, 3.13%, 05/15/28 (Call 03/15/28)	CAD	200	155,676
AltaGas Ltd.
2.16%, 06/10/25 (Call 05/10/25)	CAD	200	153,114
3.98%, 10/04/27 (Call 07/04/27)	CAD	150	125,492
AltaLink LP
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	44,226
3.99%, 06/30/42	CAD	200	180,430
4.09%, 06/30/45 (Call 12/30/44)(a)	CAD	100	92,735
Amadeus IT Group SA, 2.50%, 05/20/24 (Call 02/20/24)(a)	EUR	200	243,712
ASML Holding NV, 0.63%, 05/07/29 (Call 02/07/29)(a)	EUR	340	415,142
Bank of Montreal
0.20%, 01/26/23(a)	EUR	650	769,168
0.25%, 01/10/24(a)	EUR	100	119,186
0.75%, 09/21/22(a)	EUR	150	178,898
2.08%, 06/17/30 (Call 06/17/25)(b)	CAD	200	153,045
2.27%, 07/11/22	CAD	350	269,988
2.28%, 07/29/24	CAD	200	156,678
2.57%, 06/01/27 (Call 06/01/22)(a)(b)	CAD	200	153,834
2.70%, 09/11/24	CAD	200	160,502
2.70%, 12/09/26	CAD	50	41,020
2.85%, 03/06/24	CAD	500	397,739
2.89%, 06/20/23	CAD	400	317,123
3.19%, 03/01/28	CAD	500	424,075
Bank of Nova Scotia (The)
0.01%, 01/14/27(a)	EUR	300	357,629
0.25%, 09/28/22(a)	EUR	300	354,602
0.25%, 01/11/24(a)	EUR	150	178,811
0.38%, 04/06/22(a)	EUR	300	352,677
0.38%, 03/10/23(a)	EUR	150	178,311
0.38%, 10/23/23(a)	EUR	300	358,418
0.50%, 04/30/24(a)	EUR	226	267,692
1.25%, 06/08/22(a)	GBP	200	261,990

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
1.83%, 04/27/22	CAD	300	$229,457
1.90%, 12/02/21	CAD	100	76,188
2.16%, 02/03/25	CAD	200	156,339
2.29%, 06/28/24	CAD	350	276,438
2.84%, 07/03/29 (Call 07/03/24)(b)	CAD	800	629,152
2.98%, 04/17/23	CAD	300	237,602
3.10%, 02/02/28	CAD	400	338,306
BCI QuadReal Realty, 1.75%, 07/24/30 (Call 04/24/30)	CAD	200	149,436
bcIMC Realty Corp., 3.00%, 03/31/27 (Call 12/31/26)	CAD	100	82,230
Bell Canada Inc.
2.50%, 05/14/30 (Call 02/14/30)	CAD	200	153,796
2.70%, 02/27/24 (Call 12/27/23)	CAD	200	157,552
2.75%, 01/29/25 (Call 12/29/24)	CAD	300	238,020
2.90%, 09/10/29 (Call 06/10/29)	CAD	200	159,460
3.00%, 10/03/22 (Call 09/03/22)	CAD	50	39,012
3.50%, 09/30/50 (Call 03/30/50)	CAD	200	148,669
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	82,527
3.60%, 09/29/27 (Call 06/29/27)	CAD	200	167,198
3.80%, 08/21/28 (Call 05/21/28)	CAD	100	84,894
4.35%, 12/18/45 (Call 06/18/45)(a)	CAD	200	169,418
Series M-26, 3.35%, 03/22/23 (Call 12/22/22)	CAD	100	78,874
British Columbia Ferry Services Inc., Series 19-1, 2.79%, 10/15/49 (Call 04/15/49)	CAD	100	75,605
Brookfield Asset Management Inc.
4.54%, 03/31/23	CAD	150	121,315
4.82%, 01/28/26 (Call 10/28/25)	CAD	200	171,241
Brookfield Infrastructure Finance ULC
3.41%, 10/09/29 (Call 07/09/29)	CAD	200	161,591
4.19%, 09/11/28 (Call 06/11/28)	CAD	100	85,563
Brookfield Property Finance ULC, 3.93%, 08/24/25 (Call 07/24/25)	CAD	200	151,338
Brookfield Renewable Partners ULC
3.75%, 06/02/25 (Call 03/02/25)	CAD	200	164,191
4.25%, 01/15/29 (Call 10/15/28)	CAD	200	174,319
Bruce Power LP
3.97%, 06/23/26 (Call 03/23/26)	CAD	200	167,602
4.01%, 06/21/29 (Call 03/21/29)	CAD	100	85,490
4.13%, 06/21/33 (Call 03/21/33)	CAD	100	86,576
Canadian Imperial Bank of Commerce
0.00%, 07/25/22(a)(e)	EUR	300	352,628
0.04%, 07/09/27(a)	EUR	200	238,724
0.38%, 05/03/24(a)	EUR	300	352,006
0.75%, 03/22/23(a)	EUR	340	405,340
2.00%, 04/17/25	CAD	200	155,109
2.04%, 03/21/22	CAD	100	76,589
2.35%, 08/28/24	CAD	700	549,406
2.47%, 12/05/22	CAD	200	155,728
2.95%, 06/19/29 (Call 06/19/24)(b)	CAD	200	157,855
2.97%, 07/11/23	CAD	200	159,052
3.45%, 04/04/28 (Call 04/04/23)(b)	CAD	500	395,129
Canadian National Railway Co.
3.05%, 02/08/50 (Call 08/08/49)	CAD	200	157,264
3.20%, 07/31/28 (Call 04/30/28)	CAD	500	421,558
Canadian Natural Resources Ltd., 3.42%, 12/01/26 (Call 09/01/26)	CAD	100	79,401
Canadian Pacific Railway Co., 3.15%, 03/13/29 (Call 12/13/28)	CAD	100	83,444

Security		Par (000)	Value

Canada (continued)
Canadian Tire Corp. Ltd., 3.17%, 07/06/23 (Call 06/06/23)	CAD	200	$157,287
Canadian Western Bank, 2.60%, 09/06/24 (Call 08/06/24)	CAD	400	312,068
Capital Power Corp., 4.42%, 02/08/30 (Call 11/08/29)	CAD	100	84,355
Choice Properties Real Estate Investment Trust, Series J, 3.55%, 01/10/25 (Call 11/10/24)	CAD	600	484,356
CI Financial Corp.
3.22%, 07/22/24 (Call 06/22/24)	CAD	100	77,935
3.52%, 07/20/23 (Call 06/20/23)	CAD	200	156,958
Cie. Financiere et Industrielle des Autoroutes SA, 0.01%, 09/25/30(a)	EUR	200	238,654
Covestro AG, 0.88%, 02/03/26 (Call 11/03/25)(a)	EUR	100	118,924
CPPIB Capital Inc.
0.38%, 06/20/24(a)	EUR	750	900,397
1.50%, 03/04/33(a)	EUR	500	682,613
Credit Agricole Assurances SA, 2.00%, 07/17/30(a)	EUR	100	118,395
CRH Finland Services Oyj, 0.88%, 11/05/23 (Call 10/05/23)(a)	EUR	200	239,894
CU Inc.
2.96%, 09/07/49 (Call 03/07/49)	CAD	200	153,915
3.55%, 11/22/47 (Call 05/22/47)	CAD	200	169,829
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	22,439
4.54%, 10/24/41	CAD	200	190,651
4.72%, 09/09/43 (Call 03/09/43)	CAD	100	98,616
5.18%, 11/21/35	CAD	100	98,080
Danske Hypotek AB, Series 2512, 1.00%, 12/17/25(a)	SEK	4,000	468,569
DZ HYP AG, 0.01%, 01/15/27(a)	EUR	300	359,138
Enbridge Gas Inc.
2.90%, 04/01/30 (Call 01/01/30)	CAD	400	330,893
3.51%, 11/29/47 (Call 05/29/47)	CAD	200	170,321
4.00%, 08/22/44 (Call 02/22/44)(a)	CAD	50	45,224
4.88%, 06/21/41 (Call 12/21/40)	CAD	150	147,816
Enbridge Inc.
2.99%, 10/03/29 (Call 07/03/29)	CAD	400	314,561
3.95%, 11/19/24 (Call 08/19/24)	CAD	400	327,065
4.24%, 08/27/42	CAD	100	78,163
Enbridge Pipelines Inc.
3.45%, 09/29/25 (Call 06/29/25)	CAD	150	122,474
3.52%, 02/22/29 (Call 11/22/28)	CAD	400	332,465
4.33%, 02/22/49 (Call 08/22/48)	CAD	100	83,181
5.33%, 04/06/40	CAD	50	45,994
EPCOR Utilities Inc.
3.11%, 07/08/49 (Call 01/08/49)	CAD	100	79,532
3.55%, 11/27/47 (Call 05/27/47)	CAD	100	85,476
Fairfax Financial Holdings Ltd.
4.23%, 06/14/29 (Call 03/14/29)	CAD	100	79,006
4.50%, 03/22/23	CAD	100	78,992
Federation des Caisses Desjardins du Quebec
0.05%, 11/26/27(a)	EUR	200	238,831
0.38%, 05/30/23(a)	EUR	300	357,297
2.09%, 01/17/22	CAD	200	152,884
2.86%, 05/26/30 (Call 05/26/25)(b)	CAD	200	157,618
Finning International Inc., 2.63%, 08/14/26 (Call 06/14/26)	CAD	200	154,923
First Capital REIT Trust
Series R, 4.79%, 08/30/24	CAD	200	160,954
Series V, 3.46%, 01/22/27 (Call 11/22/26)	CAD	100	76,266

72	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
Fortis Inc./Canada, 2.85%, 12/12/23 (Call 10/12/23)	CAD	50	$39,454
FortisAlberta Inc., 3.73%, 09/18/48 (Call 03/18/48)	CAD	100	87,595
FortisBC Energy Inc., 3.67%, 04/09/46 (Call 10/08/45)	CAD	200	174,320
Grainger PLC, 3.00%, 07/03/30 (Call 04/03/30)(a)	GBP	100	136,013
Granite REIT Holdings LP, Series 3, 3.87%, 11/30/23 (Call 09/30/23)	CAD	50	40,313
Greater Toronto Airports Authority, 3.26%, 06/01/37 (Call 12/01/36)	CAD	350	277,496
Great-West Lifeco Inc.
2.50%, 04/18/23(a)	EUR	100	123,578
2.98%, 07/08/50 (Call 01/08/50)	CAD	100	73,339
3.34%, 02/28/28 (Call 11/28/27)	CAD	200	167,699
Hannover Rueck SE, 1.75%, 10/08/40 (Call 07/08/30)(a)(b)	EUR	100	119,176
Holding d’Infrastructures de Transport SASU, 1.63%, 09/18/29 (Call 06/18/29)(a)	EUR	200	237,753
Honda Canada Finance Inc., 3.18%, 08/28/23	CAD	200	158,978
HSBC Bank Canada
2.17%, 06/29/22	CAD	150	115,159
2.54%, 01/31/23	CAD	200	155,671
2.91%, 09/29/21	CAD	100	76,601
3.25%, 09/15/23	CAD	300	239,406
Husky Energy Inc., 3.60%, 03/10/27 (Call 12/10/26)	CAD	200	147,070
Hydro One Inc.
2.77%, 02/24/26 (Call 11/26/25)	CAD	150	121,907
2.97%, 06/26/25 (Call 04/26/25)	CAD	150	122,481
3.64%, 04/05/50 (Call 10/05/49)	CAD	300	262,729
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	44,079
3.91%, 02/23/46 (Call 08/23/45)	CAD	200	179,950
4.59%, 10/09/43 (Call 04/09/43)	CAD	200	194,857
6.93%, 06/01/32	CAD	130	144,988
IGM Financial Inc., 4.12%, 12/09/47 (Call 06/09/47)	CAD	200	166,135
Intact Financial Corp., 2.85%, 06/07/27 (Call 03/07/27)(a)	CAD	200	160,952
Inter Pipeline Ltd.
3.17%, 03/24/25 (Call 12/24/24)	CAD	200	155,820
3.48%, 12/16/26 (Call 09/16/26)	CAD	100	78,538
Keyera Corp., 3.93%, 06/21/28 (Call 03/21/28)	CAD	200	162,112
KfW, 0.00%, 02/18/25(a)(e)	EUR	500	599,041
La Mondiale SAM, 2.13%, 06/23/31 (Call 03/23/31)(a)	EUR	100	116,635
Landesbank Hessen-Thueringen Girozentrale, 0.38%, 05/12/25(a)	EUR	600	715,013
Laurentian Bank of Canada, 3.45%, 06/27/23	CAD	200	157,452
Liberty Utilities Canada LP, 3.32%, 02/14/50 (Call 08/14/49)	CAD	100	75,067
Loblaw Companies Ltd.
2.28%, 05/07/30 (Call 02/07/30)	CAD	200	152,248
4.49%, 12/11/28 (Call 09/11/28)	CAD	150	134,574
Lower Mattagami Energy LP, 3.42%, 06/20/24	CAD	300	245,636
Magna International Inc., 1.90%, 11/24/23 (Call 08/24/23)	EUR	100	123,099
Manufacturers life Insurance Co. (The), 3.18%, 11/22/27 (Call 11/22/22)(a)(b)	CAD	50	39,120
Manulife Financial Corp.
2.82%, 05/13/35 (Call 05/13/30)(b)	CAD	200	156,195
3.05%, 08/20/29 (Call 08/20/24)(b)	CAD	50	39,710
3.32%, 05/09/28 (Call 05/09/23)(b)	CAD	500	394,270
Metro Inc., 3.39%, 12/06/27 (Call 09/06/27)	CAD	150	125,210

Security		Par (000)	Value

Canada (continued)
Metro Inc./CN, 4.27%, 12/04/47 (Call 06/04/47)	CAD	100	$86,207
Muenchener Hypothekenbank eG, 0.13%, 09/05/35(a)	EUR	200	240,015
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25%, 05/26/41 (Call 11/26/30)(a)(b)	EUR	100	114,460
National Bank of Canada
0.00%, 09/29/23(a)(e)	EUR	100	118,096
0.38%, 01/15/24(a)	EUR	300	358,939
1.57%, 08/18/26 (Call 08/18/25)(b)	CAD	200	151,885
2.11%, 03/18/22	CAD	100	76,661
2.55%, 07/12/24	CAD	300	236,924
NAV Canada, 3.21%, 09/29/50 (Call 03/29/50)	CAD	100	82,239
NE Property BV, 3.38%, 07/14/27 (Call 04/14/27)(a)	EUR	100	115,636
Nissan Motor Co. Ltd., 2.65%, 03/17/26 (Call 02/17/26)(a)	EUR	100	118,025
North West Redwater Partnership/NWR Financing Co. Ltd.
4.05%, 07/22/44 (Call 01/24/44)(a)	CAD	150	122,268
Series G, 4.75%, 06/01/37 (Call 12/01/36)(a)	CAD	50	45,055
Series J, 2.80%, 06/01/27 (Call 03/01/27)	CAD	200	157,725
Series K, 3.65%, 06/01/35 (Call 12/01/34)	CAD	200	160,823
Nouvelle Autoroute 30 Financement Inc., Series C, 3.75%, 03/31/33	CAD	148	122,995
Nova Scotia Power Inc.
3.31%, 04/25/50 (Call 10/25/49)	CAD	150	120,318
4.50%, 07/20/43 (Call 01/20/43)	CAD	100	93,136
OMERS Realty Corp., 3.63%, 06/05/30 (Call 03/05/30)	CAD	200	175,133
Ontario Power Generation Inc.
2.98%, 09/13/29 (Call 06/13/29)	CAD	300	245,353
3.65%, 09/13/50 (Call 03/13/50)	CAD	100	82,789
4.25%, 01/18/49 (Call 07/18/48)	CAD	100	91,146
Pembina Pipeline Corp.
2.99%, 01/22/24 (Call 11/22/23)	CAD	200	156,838
3.31%, 02/01/30 (Call 11/01/29)	CAD	400	313,463
3.62%, 04/03/29 (Call 01/03/29)(a)	CAD	250	202,261
4.02%, 03/27/28 (Call 12/27/27)(a)	CAD	200	165,769
4.75%, 04/30/43 (Call 10/30/42)	CAD	100	80,001
4.81%, 03/25/44 (Call 09/25/43)(a)	CAD	25	20,111
Series 11, 4.75%, 03/26/48 (Call 09/26/47)	CAD	150	120,952
Power Corp. of Canada, 4.46%, 07/27/48 (Call 01/27/48)	CAD	100	88,367
Reckitt Benckiser Treasury Services Nederland BV, 0.75%, 05/19/30 (Call 02/19/30)(a)	EUR	200	246,245
Reliance LP, 3.75%, 03/15/26 (Call 01/15/26)	CAD	200	161,695
RELX Finance BV, 0.00%, 03/18/24 (Call 02/18/24)(a)(e)	EUR	300	350,737
RioCan Real Estate Investment Trust, 2.58%, 02/12/25 (Call 01/12/25)	CAD	400	302,366
Rogers Communications Inc.
3.25%, 05/01/29 (Call 02/01/29)	CAD	300	246,122
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	25,639
6.56%, 03/22/41 (Call 09/22/40)	CAD	200	215,412
Royal Bank of Canada
0.05%, 06/19/26(a)	EUR	200	238,869
0.25%, 01/29/24(a)	EUR	500	596,240
0.25%, 05/02/24(a)	EUR	300	353,163
0.63%, 09/10/25(a)	EUR	200	245,063
1.13%, 12/15/25(a)	GBP	400	523,396

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
1.58%, 09/13/21	CAD	150	$113,678
1.94%, 05/01/25	CAD	150	116,396
1.97%, 03/02/22(a)	CAD	500	382,439
2.09%, 06/30/30 (Call 06/30/25)(b)	CAD	200	153,354
2.33%, 12/05/23	CAD	150	117,912
2.33%, 01/28/27	CAD	200	158,551
2.61%, 11/01/24	CAD	500	397,154
2.95%, 05/01/23	CAD	400	317,084
3.30%, 09/26/23	CAD	300	240,400
Ryanair DAC, 2.88%, 09/15/25(a)	EUR	100	116,345
Sanctuary Capital PLC, 2.38%, 04/14/50(a)	GBP	100	144,446
Saputo Inc., 2.83%, 11/21/23 (Call 09/21/23)	CAD	100	78,836
Shaw Communications Inc.
2.90%, 12/09/30 (Call 09/09/30)	CAD	200	156,139
4.40%, 11/02/28 (Call 08/02/28)	CAD	350	305,357
6.75%, 11/09/39	CAD	50	51,951
Sienna Senior Living Inc., Series A, 3.11%, 11/04/24 (Call 10/04/24)	CAD	200	149,674
SmartCentres Real Estate Investment Trust, 3.53%, 12/20/29 (Call 09/20/29)	CAD	200	155,944
Sodexo SA, 0.50%, 01/17/24 (Call 10/17/23)(a)	EUR	200	237,086
Sun Life Financial Inc.
2.38%, 08/13/29 (Call 08/13/24)(b)	CAD	200	155,902
3.05%, 09/19/28 (Call 09/19/23)(b)	CAD	50	39,554
5.40%, 05/29/42 (Call 05/29/37)(b)	CAD	100	95,318
Suncor Energy Inc.
3.00%, 09/14/26 (Call 06/14/26)	CAD	150	118,255
5.00%, 04/09/30 (Call 01/09/30)	CAD	200	173,096
Syngenta Finance NV, 3.38%, 04/16/26 (Call 01/16/26)(a)	EUR	200	250,582
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	300	229,891
3.15%, 02/19/30 (Call 11/19/29)	CAD	100	81,616
3.30%, 05/02/29 (Call 02/02/29)	CAD	300	246,833
3.35%, 04/01/24 (Call 01/02/24)	CAD	150	120,425
3.75%, 01/17/25 (Call 10/17/24)	CAD	200	164,372
3.75%, 03/10/26 (Call 12/10/25)	CAD	150	125,015
4.75%, 01/17/45 (Call 07/17/44)	CAD	100	87,330
4.85%, 04/05/44 (Call 10/05/43)	CAD	100	88,716
5.15%, 11/26/43 (Call 05/26/43)	CAD	100	91,898
Teranet Holdings LP, 6.10%, 06/17/41	CAD	100	87,591
Thermo Fisher Scientific Inc., 2.38%, 04/15/32 (Call 01/15/32)	EUR	250	345,346
Thomson Reuters Corp., 2.24%, 05/14/25 (Call 04/14/25)	CAD	200	154,917
Toronto Hydro Corp.
2.52%, 08/25/26 (Call 05/25/26)	CAD	200	161,765
3.55%, 07/28/45 (Call 01/28/45)	CAD	200	171,769
Toronto-Dominion Bank (The)
0.00%, 02/09/24(a)(e)	EUR	400	473,260
0.10%, 07/19/27(a)	EUR	100	119,928
0.25%, 04/27/22(a)	EUR	100	117,772
0.25%, 03/26/24(a)	EUR	300	358,240
0.38%, 04/27/23(a)	EUR	300	357,090
0.63%, 07/20/23(a)	EUR	503	598,979
0.63%, 06/06/25(a)	EUR	200	244,502
1.91%, 07/18/23	CAD	250	193,655
1.99%, 03/23/22	CAD	440	336,814
2.50%, 12/02/24	CAD	200	158,515
3.01%, 05/30/23	CAD	200	158,875

Security		Par (000)	Value

Canada (continued)
3.06%, 01/26/32 (Call 01/26/27)(b)	CAD	200	$161,771
3.11%, 04/22/30 (Call 04/22/25)(b)	CAD	200	160,265
3.23%, 07/24/24	CAD	650	530,184
3.59%, 09/14/28 (Call 09/14/23)(b)	CAD	200	160,019
4.86%, 03/04/31 (Call 03/04/26)(b)	CAD	200	174,958
Toyota Credit Canada Inc.
2.31%, 10/23/24(a)	CAD	200	156,844
2.35%, 07/18/22	CAD	100	77,061
3.04%, 07/12/23	CAD	200	158,542
TransCanada PipeLines Ltd.
3.00%, 09/18/29 (Call 06/18/29)(a)	CAD	400	316,094
3.30%, 07/17/25 (Call 04/17/25)(a)	CAD	300	242,304
3.39%, 03/15/28 (Call 12/15/27)	CAD	150	121,801
4.18%, 07/03/48 (Call 01/03/48)(a)	CAD	200	155,325
4.35%, 06/06/46 (Call 12/06/45)	CAD	250	198,995
UniCredit Bank AG, 0.01%, 09/15/28(a)	EUR	100	119,756
Vancouver Airport Authority, 1.76%, 09/20/30 (Call 06/20/30)	CAD	200	149,551
Wells Fargo Canada Corp., 3.04%, 01/29/21	CAD	50	37,735
Westcoast Energy Inc., 4.79%, 10/28/41	CAD	200	175,778

			53,943,307

China — 0.1%

Bank of China Ltd./Frankfurt, 0.25%, 04/17/22(a)	EUR	200	233,410
Bank of China Ltd./Paris, 0.50%, 03/13/22(a)	EUR	200	233,771
Bright Food Singapore Holdings Pte Ltd., 1.75%, 07/22/25(a)	EUR	300	357,475
CGNPC International Ltd., 2.00%, 09/11/25(a)	EUR	200	249,930
China Construction Bank Corp./Luxembourg, 0.05%, 10/22/22(a)	EUR	650	754,245
State Grid Overseas Investment 2016 Ltd., 1.38%, 05/02/25(a)	EUR	305	369,903
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	155	185,589

			2,384,323

Czech Republic — 0.1%
CEZ AS
0.88%, 11/21/22 (Call 08/21/22)(a)	EUR	300	354,885
0.88%, 12/02/26 (Call 09/02/26)(a)	EUR	200	238,627
4.88%, 04/16/25(a)	EUR	51	71,868
CPI Property Group SA
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	200	226,943
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	127,310
EP Infrastructure AS, 1.66%, 04/26/24
(Call 01/26/24)(a)	EUR	430	510,898

			1,530,531

Denmark — 0.2%
AP Moller - Maersk A/S, 1.75%, 03/16/26 (Call 12/16/25)(a)	EUR	200	247,374
Carlsberg Breweries A/S, 0.50%, 09/06/23 (Call 06/06/23)(a)	EUR	380	449,960
Danmarks Skibskredit AS, 0.13%, 03/20/25(a)	EUR	300	352,576
Danske Bank A/S
0.13%, 02/14/22(a)	EUR	100	117,487
0.50%, 08/27/25 (Call 08/27/24)(a)(b)	EUR	550	639,738
0.75%, 11/22/27(a)	EUR	200	251,211
0.88%, 05/22/23(a)	EUR	400	472,980
1.38%, 02/12/30 (Call 02/12/25)(a)(b)	EUR	200	231,875
3.75%, 06/23/22(a)	EUR	200	249,418
DLR Kredit A/S, Series B, 1.00%, 10/01/22(a)	DKK	1,500	240,948

74	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Denmark (continued)
ISS Global AS, 2.13%, 12/02/24 (Call 09/02/24)(a)	EUR	300	$368,895
Jyske Realkredit A/S
0.25%, 07/01/23(a)	EUR	300	356,692
0.50%, 10/01/26(a)	EUR	100	122,586
Nordea Kredit Realkreditaktieselskab
Series C2, 3.00%, 10/01/44	DKK	80	13,506
Series CT2, 1.00%, 10/01/22(a)	DKK	1,500	241,105
Nykredit Realkredit A/S, 0.75%, 01/20/27	EUR	400	473,735
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	380	497,601
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	350	488,302
5.75%, 04/09/40(a)	GBP	50	108,686

			5,924,675

Finland — 0.2%
Citycon Treasury BV
2.38%, 09/16/22 (Call 06/16/22)(a)	EUR	100	117,338
2.38%, 01/15/27 (Call 10/15/26)(a)	EUR	100	107,401
Fortum OYJ, 1.63%, 02/27/26 (Call 11/27/25)(a)	EUR	300	374,287
Nordea Bank AB, 4.00%, 03/29/21(a)	EUR	150	177,448
Nordea Bank Abp
0.38%, 05/28/26(a)	EUR	540	647,323
0.88%, 06/26/23(a)	EUR	250	299,250
1.00%, 02/22/23(a)	EUR	221	265,021
Nordea Kiinnitysluottopankki OYJ
0.13%, 06/18/27(a)	EUR	350	423,577
0.25%, 02/28/23(a)	EUR	200	237,522
0.25%, 11/21/23(a)	EUR	200	238,955
0.25%, 03/18/26(a)	EUR	500	606,077
1.38%, 02/28/33(a)	EUR	100	138,539
Series FI43, 1.00%, 11/05/24(a)	EUR	150	185,894
OP Corporate Bank PLC
0.13%, 07/01/24(a)	EUR	400	469,821
0.38%, 10/11/22(a)	EUR	100	117,910
0.38%, 08/29/23(a)	EUR	350	414,604
0.50%, 08/12/25(a)	EUR	300	358,631
OP Mortgage Bank
0.25%, 11/23/20(a)	EUR	100	116,539
0.25%, 03/13/24(a)	EUR	100	119,763
0.63%, 09/01/25(a)	EUR	490	603,156
0.63%, 02/15/29(a)	EUR	500	631,145
Sampo OYJ
1.00%, 09/18/23(a)	EUR	300	361,039
3.38%, 05/23/49 (Call 05/23/29)(a)(b)	EUR	110	141,803

			7,153,043

France — 3.5%
Aeroports de Paris
2.13%, 10/11/38 (Call 07/11/38)(a)	EUR	100	129,033
2.75%, 04/02/30 (Call 01/02/30)(a)	EUR	500	672,596
3.13%, 06/11/24(a)	EUR	200	259,042
3.88%, 02/15/22	EUR	400	490,635
Air Liquide Finance SA
0.63%, 06/20/30 (Call 03/20/30)(a)	EUR	300	370,695
1.88%, 06/05/24(a)	EUR	200	251,675
Airbus Finance BV, 0.88%, 05/13/26 (Call 02/13/26)(a)	EUR	200	241,825
Airbus SE
1.63%, 06/09/30 (Call 03/09/30)(a)	EUR	300	367,623
2.38%, 04/07/32 (Call 01/07/32)(a)	EUR	380	491,865
ALD SA, 1.25%, 10/11/22(a)	EUR	100	119,228

Security		Par (000)	Value

France (continued)
Altarea SCA, 1.88%, 01/17/28 (Call 10/17/27)(a)	EUR	200	$224,564
APRR SA
1.25%, 01/06/27 (Call 10/06/26)(a)	EUR	200	252,260
1.25%, 01/14/27 (Call 10/14/26)(a)	EUR	100	125,990
1.63%, 01/13/32 (Call 10/13/31)(a)	EUR	100	133,557
1.88%, 01/15/25 (Call 10/15/24)(a)	EUR	400	504,953
Arkea Home Loans SFH SA
0.75%, 10/05/27(a)	EUR	200	251,400
2.38%, 07/11/23(a)	EUR	100	125,697
Arkea Public Sector SCF SA, 0.13%, 01/15/30(a)	EUR	200	241,424
Arkema SA
0.75%, 12/03/29 (Call 09/03/29)(a)	EUR	100	120,260
1.50%, (Call 10/21/25)(a)(b)(c)	EUR	100	110,661
1.50%, 04/20/27 (Call 01/20/27)(a)	EUR	200	252,784
Atos SE, 1.75%, 05/07/25 (Call 02/07/25)(a)	EUR	300	375,926
Auchan Holding SA
2.25%, 04/06/23(a)	EUR	100	121,863
2.38%, 04/25/25 (Call 01/25/25)(a)	EUR	400	498,849
Autoroutes du Sud de la France SA
1.13%, 04/20/26 (Call 01/20/26)(a)	EUR	300	374,696
1.38%, 06/27/28 (Call 03/27/28)(a)	EUR	200	258,576
1.38%, 02/21/31 (Call 11/21/30)(a)	EUR	200	260,877
5.63%, 07/04/22	EUR	300	383,562
AXA Bank Europe SCF
0.13%, 03/14/22(a)	EUR	100	117,571
0.50%, 04/18/25(a)	EUR	400	486,353
1.38%, 04/18/33(a)	EUR	300	415,435
AXA Home Loan SFH SA, 0.01%, 10/16/29(a)	EUR	300	358,191
AXA SA
3.25%, 05/28/49 (Call 05/28/29)(a)(b)	EUR	350	456,535
3.94%, (Call 11/07/24)(a)(b)(c)	EUR	468	593,766
5.45%, (Call 03/04/26)(a)(b)(c)	GBP	200	291,825
6.69%, (Call 07/06/26)(b)(c)	GBP	50	77,883
Banque Federative du Credit Mutuel SA
0.50%, 11/16/22(a)	EUR	800	946,613
0.75%, 06/08/26(a)	EUR	500	607,387
0.75%, 01/17/30(a)	EUR	200	235,488
1.25%, 01/14/25(a)	EUR	300	369,244
1.25%, 12/05/25(a)	GBP	300	395,902
1.63%, 01/19/26(a)	EUR	100	126,795
1.63%, 11/15/27(a)	EUR	200	244,576
1.75%, 03/15/29(a)	EUR	300	387,178
1.88%, 11/04/26(a)	EUR	100	123,683
2.25%, 12/18/23(a)	GBP	100	136,211
2.38%, 03/24/26(a)	EUR	200	252,847
Belfius Bank SA, 0.00%, 08/28/26(a)(e)	EUR	200	232,807
BNP Paribas Cardif SA, 4.03%, (Call 11/25/25)(a)(b)(c)	EUR	200	255,337
BNP Paribas Home Loan SFH SA
0.38%, 07/22/24(a)	EUR	200	240,791
3.75%, 01/11/21(a)	EUR	100	117,437
BNP Paribas SA
0.50%, 02/19/28 (Call 02/19/27)(a)(b)	EUR	300	347,980
0.75%, 11/11/22(a)	EUR	350	415,986
1.13%, 10/10/23(a)	EUR	350	420,328
1.13%, 11/22/23(a)	EUR	200	240,348
1.13%, 04/17/29 (Call 04/17/28)(a)(b)	EUR	300	362,951
1.13%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	300	346,411
1.38%, 05/28/29(a)	EUR	200	248,369
1.50%, 11/17/25(a)	EUR	200	246,689

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
1.88%, 12/14/27(a)	GBP	100	$132,681
2.13%, 01/23/27 (Call 01/23/26)(a)(b)	EUR	500	633,090
2.38%, 05/20/24(a)	EUR	550	699,333
2.63%, 10/14/27 (Call 10/14/22)(a)(b)	EUR	250	301,300
2.75%, 01/27/26(a)	EUR	200	256,001
2.88%, 10/01/26(a)	EUR	180	233,987
3.38%, 01/23/26(a)	GBP	200	285,425
Bouygues SA
1.38%, 06/07/27 (Call 03/07/27)(a)	EUR	100	127,804
4.50%, 02/09/22(a)	EUR	300	370,831
BPCE SA
0.25%, 01/15/26(a)	EUR	200	235,766
0.38%, 10/05/23(a)	EUR	200	236,872
0.50%, 02/24/27(a)	EUR	300	350,591
0.63%, 09/26/23(a)	EUR	300	357,873
0.63%, 09/26/24(a)	EUR	200	236,548
0.63%, 04/28/25(a)	EUR	300	359,439
1.00%, 07/15/24(a)	EUR	200	242,871
1.13%, 12/14/22(a)	EUR	400	478,893
1.13%, 01/18/23(a)	EUR	200	238,661
2.75%, 11/30/27 (Call 11/30/22)(a)(b)	EUR	300	365,680
3.00%, 07/19/24(a)	EUR	100	129,986
5.25%, 04/16/29(a)	GBP	300	488,382
BPCE SFH SA
0.01%, 03/23/28(a)	EUR	100	119,783
0.38%, 02/10/23(a)	EUR	200	237,855
0.38%, 02/21/24(a)	EUR	400	480,025
0.50%, 01/23/35(a)	EUR	300	378,194
0.63%, 09/22/27(a)	EUR	200	249,644
0.75%, 09/02/25(a)	EUR	400	493,910
1.00%, 06/08/29(a)	EUR	200	259,552
1.75%, 06/27/24(a)	EUR	200	252,558
Caisse Centrale du Credit Immobilier de France SA, 0.13%, 03/01/21(a)	EUR	100	116,714
Caisse de Refinancement de l’Habitat SA
0.01%, 10/08/29(a)	EUR	500	597,824
0.13%, 04/30/27(a)	EUR	200	241,007
3.60%, 03/08/24	EUR	300	398,567
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
3.38%, 09/24/28(a)	EUR	200	251,787
6.00%, 01/23/27	EUR	400	566,573
Capgemini SE
0.50%, 11/09/21 (Call 08/09/21)(a)	EUR	200	234,209
1.13%, 06/23/30 (Call 03/23/30)(a)	EUR	200	243,670
2.00%, 04/15/29 (Call 01/15/29)(a)	EUR	200	262,340
2.38%, 04/15/32 (Call 01/15/32)(a)	EUR	100	136,467
Carmila SA, 2.38%, 09/18/23 (Call 06/18/23)(a)	EUR	200	242,049
Carrefour SA
1.00%, 05/17/27 (Call 02/17/27)(a)	EUR	100	122,760
1.25%, 06/03/25 (Call 03/03/25)(a)	EUR	200	246,496
1.75%, 07/15/22 (Call 04/15/22)(a)	EUR	400	479,322
1.75%, 05/04/26 (Call 02/04/26)(a)	EUR	100	126,850
Cie de Financement Foncier SA, 0.25%, 04/11/23(a)	EUR	300	356,171
Cie. de Financement Foncier SA
0.23%, 09/14/26(a)	EUR	400	484,107
0.38%, 12/11/24(a)	EUR	200	241,459
0.63%, 02/10/23(a)	EUR	300	358,726
0.75%, 05/29/26(a)	EUR	600	746,205
0.75%, 01/11/28(a)	EUR	200	252,029

Security		Par (000)	Value

France (continued)
0.88%, 09/11/28(a)	EUR	400	$511,229
1.25%, 11/15/32(a)	EUR	400	544,483
2.00%, 05/07/24(a)	EUR	500	634,447
2.25%, 10/13/21(a)	CHF	400	448,233
4.00%, 10/24/25(a)	EUR	100	142,748
4.25%, 01/19/22(a)	EUR	300	369,856
4.38%, 04/15/21(a)	EUR	100	119,058
Cie. de Saint-Gobain
0.63%, 03/15/24(a)	EUR	700	836,978
1.88%, 03/15/31(a)	EUR	200	265,628
4.63%, 10/09/29(a)	GBP	100	162,852
Cie. Generale des Etablissements Michelin SCA
1.75%, 09/03/30 (Call 06/03/30)(a)	EUR	100	135,135
2.50%, 09/03/38 (Call 06/03/38)(a)	EUR	100	156,786
CIF Euromortgage SA, 4.13%, 01/19/22(a)	EUR	200	246,042
CNP Assurances
2.75%, 02/05/29	EUR	500	646,590
4.00%, (Call 11/18/24)(a)(b)(c)	EUR	100	125,962
Coentreprise de Transport d’Electricite SA
0.88%, 09/29/24 (Call 06/29/24)(a)	EUR	200	241,364
1.50%, 07/29/28 (Call 04/29/28)(a)	EUR	300	381,982
Covivio, 1.50%, 06/21/27 (Call 03/21/27)(a)	EUR	300	363,534
Credit Agricole Assurances SA
4.25%, (Call 01/13/25)(a)(b)(c)	EUR	100	125,298
4.75%, 09/27/48 (Call 09/27/28)(a)(b)	EUR	200	277,257
Credit Agricole Home Loan SFH SA
0.01%, 11/03/31(a)	EUR	300	357,314
0.38%, 10/21/21(a)	EUR	150	176,305
0.38%, 09/30/24(a)	EUR	300	361,770
0.50%, 04/03/25(a)	EUR	400	486,595
0.63%, 11/28/22(a)	EUR	700	835,380
0.75%, 05/05/27(a)	EUR	100	125,403
1.00%, 01/16/29	EUR	400	517,477
1.38%, 02/03/32(a)	EUR	200	273,980
1.50%, 02/03/37(a)	EUR	300	435,319
1.50%, 09/28/38(a)	EUR	100	147,327
Credit Agricole Public Sector SCF SA
0.63%, 03/29/29	EUR	200	250,843
1.88%, 06/07/23(a)	EUR	200	247,675
Credit Agricole SA
0.88%, 01/14/32(a)	EUR	100	118,755
1.00%, 04/22/26 (Call 04/22/25)(a)(b)	EUR	700	838,479
2.00%, 03/25/29(a)	EUR	300	374,249
2.63%, 03/17/27(a)	EUR	200	257,038
Series 2, 0.84%, 06/09/27(a)	JPY	100,000	938,990
Credit Agricole SA/London
0.75%, 12/01/22(a)	EUR	700	834,646
0.88%, 01/19/22(a)	EUR	200	236,688
1.38%, 05/03/27(a)	EUR	400	506,919
2.38%, 05/20/24(a)	EUR	300	381,161
Credit Mutuel Arkea SA
1.13%, 05/23/29(a)	EUR	200	249,315
1.25%, 06/11/29 (Call 06/11/28)(a)(b)	EUR	200	241,320
1.88%, 10/25/29 (Call 10/25/24)(a)(b)	EUR	200	236,849
3.38%, 03/11/31(a)	EUR	100	134,607
Credit Mutuel Home Loan SFH SA
0.13%, 01/28/30(a)	EUR	100	120,738
0.38%, 09/12/22(a)	EUR	400	473,954
1.00%, 04/30/28(a)	EUR	200	256,824
1.00%, 01/30/29(a)	EUR	400	516,895

76	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
1.75%, 06/19/24(a)	EUR	600	$757,150
Danone SA
0.71%, 11/03/24 (Call 08/03/24)(a)	EUR	700	848,165
1.25%, 05/30/24 (Call 02/29/24)(a)	EUR	300	368,350
Dassault Systemes SE, 0.13%, 09/16/26 (Call 06/16/26)(a)	EUR	300	354,686
Dexia Credit Local SA
0.25%, 06/02/22(a)	EUR	150	176,927
0.63%, 01/21/22(a)	EUR	600	709,051
0.63%, 02/03/24(a)	EUR	600	724,119
1.25%, 11/26/24(a)	EUR	700	869,985
1.63%, 12/08/23(a)	GBP	100	134,581
2.13%, 02/12/25(a)	GBP	100	138,991
Edenred, 1.38%, 03/10/25 (Call 12/10/24)(a)	EUR	300	367,473
Electricite de France SA
2.00%, 12/09/49 (Call 06/09/49)(a)	EUR	200	253,881
2.75%, 03/10/23(a)	EUR	600	747,002
2.88%, (Call 12/15/26)(a)(b)(c)	EUR	200	227,686
4.00%, (Call 07/04/24)(a)(b)(c)	EUR	400	483,995
4.50%, 11/12/40(a)	EUR	350	646,657
5.13%, 09/22/50(a)	GBP	300	581,967
5.38%, (Call 01/29/25)(a)(b)(c)	EUR	100	127,842
5.50%, 03/27/37(a)	GBP	200	376,250
5.50%, 10/17/41(a)	GBP	100	190,746
5.88%, 07/18/31	GBP	74	134,781
6.00%, (Call 01/29/26)(a)(b)(c)	GBP	300	420,569
6.13%, 06/02/34(a)	GBP	400	769,728
Engie SA
0.88%, 03/27/24 (Call 12/27/23)(a)	EUR	400	482,653
0.88%, 09/19/25 (Call 06/19/25)(a)	EUR	500	610,078
1.25%, 10/24/41 (Call 07/24/41)(a)	EUR	200	252,602
1.38%, 06/22/28 (Call 03/22/28)(a)	EUR	200	255,326
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	400	514,309
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	200	261,283
1.50%, 03/13/35 (Call 12/13/34)(a)	EUR	200	262,911
5.00%, 10/01/60(a)	GBP	100	239,797
7.00%, 10/30/28	GBP	50	94,261
Series NC10, 3.88%, (Call 06/02/24)(a)(b)(c)	EUR	500	629,770
EssilorLuxottica SA
0.38%, 01/05/26 (Call 10/01/25)(a)	EUR	200	238,892
0.38%, 11/27/27 (Call 08/27/27)(a)	EUR	500	597,935
2.38%, 04/09/24 (Call 01/09/24)(a)	EUR	100	126,334
Eutelsat SA, 2.25%, 07/13/27 (Call 04/13/27)(a)	EUR	100	124,008
Gecina SA
1.38%, 01/26/28 (Call 10/26/27)(a)	EUR	300	379,396
1.63%, 05/29/34 (Call 02/28/34)(a)	EUR	100	129,239
Holding d’Infrastructures de Transport SASU, 0.63%, 03/27/23 (Call 12/27/22)(a)	EUR	300	349,776
HSBC France SA
0.20%, 09/04/21(a)	EUR	400	468,130
0.25%, 05/17/24(a)	EUR	300	352,523
HSBC SFH France SA, 0.50%, 04/17/25(a)	EUR	200	243,200
ICADE, 1.13%, 11/17/25 (Call 08/17/25)(a)	EUR	300	363,769
Icade Sante SAS, 0.88%, 11/04/29 (Call 08/04/29)(a)	EUR	200	233,792
Imerys SA, 1.50%, 01/15/27 (Call 10/15/26)(a)	EUR	200	234,223
Indigo Group SAS, 1.63%, 04/19/28 (Call 01/19/28)(a)	EUR	200	232,928
Kering SA, 0.75%, 05/13/28 (Call 02/13/28)(a)	EUR	200	243,656

Security		Par (000)	Value

France (continued)
Klepierre SA
0.63%, 07/01/30 (Call 04/01/30)(a)	EUR	300	$343,018
1.00%, 04/17/23 (Call 01/17/23)(a)	EUR	300	358,132
La Banque Postale Home Loan SFH SA
0.01%, 10/22/29(a)	EUR	200	239,258
0.50%, 01/18/23(a)	EUR	50	59,611
1.00%, 10/04/28(a)	EUR	200	258,075
La Banque Postale SA
2.00%, 07/13/28(a)	EUR	200	260,491
3.00%, 06/09/28(a)	EUR	100	134,420
4.38%, 11/30/20(a)	EUR	100	116,857
La Poste SA
0.38%, 09/17/27(a)	EUR	300	357,996
1.00%, 09/17/34(a)	EUR	300	370,967
1.13%, 06/04/25(a)	EUR	200	245,536
1.38%, 04/21/32(a)	EUR	200	257,075
Legrand SA
0.63%, 06/24/28 (Call 03/24/28)(a)	EUR	200	241,769
1.00%, 03/06/26 (Call 12/06/25)(a)	EUR	200	244,274
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/28 (Call 11/11/27)(a)	EUR	500	589,391
0.75%, 05/26/24 (Call 02/26/24)(a)	EUR	945	1,137,406
1.13%, 02/11/27 (Call 11/11/26)(a)	GBP	100	130,477
MMS USA Investments Inc.
0.63%, 06/13/25 (Call 03/13/25)(a)	EUR	400	472,901
1.75%, 06/13/31 (Call 03/13/31)(a)	EUR	300	374,035
Orange SA
0.88%, 02/03/27 (Call 11/03/26)(a)	EUR	300	368,818
1.38%, 03/20/28 (Call 12/20/27)(a)	EUR	400	511,192
1.50%, 09/09/27 (Call 06/09/27)(a)	EUR	200	256,234
2.38%, (Call 01/15/25)(a)(b)(c)	EUR	300	360,375
3.25%, 01/15/32 (Call 10/15/31)(a)	GBP	300	452,978
3.88%, 01/14/21(a)	EUR	100	117,442
5.00%, (Call 10/01/26)(a)(b)(c)	EUR	100	137,598
5.38%, 11/22/50(a)	GBP	50	109,163
8.13%, 11/20/28(a)	GBP	50	98,551
8.13%, 01/28/33	EUR	460	1,008,562
Pernod Ricard SA
0.50%, 10/24/27 (Call 07/24/27)(a)	EUR	100	119,979
1.75%, 04/08/30 (Call 01/08/30)(a)	EUR	100	131,774
1.88%, 09/28/23 (Call 06/28/23)(a)	EUR	300	368,486
Peugeot SA, 2.00%, 03/20/25 (Call 12/20/24)(a)	EUR	500	608,576
PSA Banque France SA
0.63%, 10/10/22(a)	EUR	400	473,153
0.63%, 06/21/24 (Call 03/21/24)(a)	EUR	200	237,604
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)(a)	EUR	213	245,552
0.75%, 09/26/22 (Call 06/26/22)(a)	EUR	299	349,805
0.75%, 04/10/23 (Call 01/10/23)(a)	EUR	30	34,907
1.00%, 05/17/23 (Call 02/17/23)(a)	EUR	170	198,828
1.13%, 01/15/27 (Call 10/15/26)(a)	EUR	100	114,436
1.63%, 04/11/25 (Call 01/11/25)(a)	EUR	100	118,801
1.75%, 04/10/26 (Call 01/10/26)(a)	EUR	320	383,994
Regie Autonome des Transports Parisiens, 0.88%, 05/25/27(a)	EUR	400	500,983
RTE Reseau de Transport d’Electricite SADIR
0.00%, 09/09/27 (Call 06/09/27)(a)(e)	EUR	200	233,585
1.13%, 09/09/49 (Call 06/09/49)(a)	EUR	300	374,098
1.63%, 11/27/25 (Call 08/27/25)(a)	EUR	300	380,109
2.13%, 09/27/38 (Call 06/27/38)(a)	EUR	200	298,679

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Sanofi
1.25%, 03/21/34 (Call 12/21/33)(a)	EUR	100	$134,787
1.75%, 09/10/26 (Call 06/10/26)(a)	EUR	500	649,526
Series 12FX, 1.38%, 03/21/30 (Call 12/21/29)(a)	EUR	400	528,385
Series 5, 0.50%, 03/21/23 (Call 12/21/22)(a)	EUR	500	593,654
Series 8, 1.00%, 03/21/26 (Call 12/21/25)(a)	EUR	600	746,701
Schneider Electric SE
0.25%, 09/09/24 (Call 06/09/24)(a)	EUR	400	475,151
0.88%, 03/11/25 (Call 12/11/24)(a)	EUR	200	244,206
1.50%, 09/08/23 (Call 06/08/23)(a)	EUR	300	365,568
SCOR SE, 3.00%, 06/08/46 (Call 06/08/26)(a)(b)	EUR	200	257,141
SNCF Reseau
0.75%, 05/25/36(a)	EUR	200	253,206
0.88%, 01/22/29(a)	EUR	300	379,983
1.00%, 11/09/31(a)	EUR	300	388,877
1.13%, 05/19/27(a)	EUR	400	510,251
1.13%, 05/25/30(a)	EUR	900	1,170,300
1.88%, 03/30/34(a)	EUR	200	287,289
2.25%, 12/20/47(a)	EUR	100	164,068
4.25%, 10/07/26(a)	EUR	100	148,620
4.50%, 01/30/24(a)	EUR	700	947,717
4.83%, 03/25/60	GBP	50	123,843
5.25%, 12/07/28(a)	GBP	150	260,537
Societe Generale SA
0.25%, 01/18/22(a)	EUR	500	586,432
0.75%, 05/26/23(a)	EUR	100	119,265
0.75%, 01/25/27(a)	EUR	500	583,246
0.88%, 07/01/26(a)	EUR	100	117,917
1.00%, 04/01/22(a)	EUR	200	236,259
1.38%, 02/23/28 (Call 02/23/23)(a)(b)	EUR	500	586,135
1.88%, 10/03/24(a)	GBP	100	132,505
2.13%, 09/27/28(a)	EUR	600	766,997
2.63%, 02/27/25(a)	EUR	200	249,355
Societe Generale SCF SA, 4.13%, 02/15/22(a)	EUR	100	123,525
Societe Generale SFH SA
0.00%, 02/11/30(a)(e)	EUR	200	239,260
0.25%, 01/23/24(a)	EUR	100	119,452
0.50%, 01/30/25(a)	EUR	300	364,548
0.50%, 01/28/26(a)	EUR	400	489,982
0.75%, 10/18/27(a)	EUR	200	251,983
Societe National SNCF SA
1.50%, 02/02/29(a)	EUR	300	393,594
4.63%, 02/02/24(a)	EUR	50	67,757
Sodexo SA, 2.50%, 06/24/26 (Call 03/24/26)(a)	EUR	150	198,871
Suez
1.25%, 05/19/28 (Call 02/19/28)(a)	EUR	300	374,934
1.75%, 09/10/25 (Call 06/10/25)(a)	EUR	400	503,336
2.88%, (Call 01/19/24)(a)(b)(c)	EUR	200	237,920
Suez SA, 1.25%, 05/14/35 (Call 02/14/35)(a)	EUR	300	372,327
TDF Infrastructure SAS, 2.50%, 04/07/26 (Call 01/07/26)(a)	EUR	300	368,839
Teleperformance, 1.88%, 07/02/25 (Call 04/02/25)(a)	EUR	100	125,009
Terega SA, 2.20%, 08/05/25 (Call 05/05/25)(a)	EUR	200	255,260
Terega SASU, 0.63%, 02/27/28 (Call 11/27/27)(a)	EUR	100	113,543
Thales SA
0.25%, 01/29/27 (Call 10/29/26)(a)	EUR	100	117,243
0.75%, 06/07/23 (Call 03/07/23)(a)	EUR	300	356,898
Total Capital Canada Ltd., 1.13%, 03/18/22(a)	EUR	300	356,507

Security		Par (000)	Value

France (continued)
Total Capital International SA
0.25%, 07/12/23(a)	EUR	300	$354,477
0.75%, 07/12/28(a)	EUR	600	738,028
1.41%, 09/03/31 (Call 06/03/31)(a)	GBP	100	133,167
1.66%, 07/22/26 (Call 04/22/26)(a)	GBP	600	816,468
1.99%, 04/08/32 (Call 01/08/32)(a)	EUR	700	960,103
2.50%, 03/25/26(a)	EUR	100	133,620
TOTAL SA
2.71%, (Call 05/05/23)(a)(b)(c)	EUR	200	239,959
3.37%, (Call 10/06/26)(a)(b)(c)	EUR	240	301,230
3.88%, (Call 05/18/22)(a)(b)(c)	EUR	400	484,605
TOTAL SE, 2.00%, (Call 06/04/30)(a)(b)(c)	EUR	200	229,475
Unibail-Rodamco-Westfield SE
0.88%, 03/29/32 (Call 12/29/31)(a)	EUR	200	218,125
1.50%, 02/22/28(a)	EUR	450	545,752
1.75%, 02/27/34 (Call 11/27/33)(a)	EUR	300	358,834
2.13%, (Call 07/25/23)(a)(b)(c)	EUR	400	404,333
2.50%, 06/04/26(a)	EUR	400	510,111
3.88%, 11/05/20(a)	EUR	100	116,511
Veolia Environnement SA
0.31%, 10/04/23 (Call 07/04/23)(a)	EUR	200	235,903
0.89%, 01/14/24 (Call 10/14/23)(a)	EUR	400	479,634
1.50%, 11/30/26 (Call 08/30/26)(a)	EUR	100	126,969
4.38%, 12/11/20(a)	EUR	100	117,058
6.13%, 11/25/33	EUR	285	559,735
6.13%, 10/29/37	GBP	50	106,700
Vinci SA
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	300	394,220
2.75%, 09/15/34 (Call 06/15/34)(a)	GBP	100	148,924
Vivendi SA
0.63%, 06/11/25 (Call 03/11/25)(a)	EUR	400	481,060
1.13%, 11/24/23 (Call 08/24/23)(a)	EUR	100	121,083
Wendel SA, 1.00%, 04/20/23 (Call 01/20/23)(a)	EUR	200	238,405
Wendel SE
1.38%, 04/26/26 (Call 01/26/26)(a)	EUR	100	122,171
1.38%, 04/26/26 (Call 01/26/26)(a)	EUR	100	122,171
Worldline SA/France, 0.88%, 06/30/27 (Call 03/30/27)(a)	EUR	100	120,280

			112,193,321

Germany — 3.4%
Aareal Bank AG
0.01%, 07/04/22(a)	EUR	200	235,132
0.13%, 02/01/23(a)	EUR	400	473,143
Allianz Finance II BV
0.50%, 01/14/31 (Call 10/14/30)(a)	EUR	400	482,942
0.88%, 01/15/26 (Call 10/15/25)(a)	EUR	300	369,765
1.38%, 04/21/31 (Call 01/21/31)(a)	EUR	100	131,899
Allianz SE
1.30%, 09/25/49 (Call 09/25/29)(a)(b)	EUR	200	232,905
2.24%, 07/07/45 (Call 07/07/25)(a)(b)	EUR	500	616,968
3.10%, 07/06/47 (Call 07/06/27)(a)(b)	EUR	100	131,732
3.38%, (Call 09/18/24)(a)(b)(c)	EUR	100	125,681
alstria office REIT-AG, 2.13%, 04/12/23 (Call 01/12/23)(a)	EUR	200	240,893
Aroundtown SA
1.50%, 05/28/26 (Call 02/28/26)(a)	EUR	200	241,532
1.63%, 01/31/28 (Call 10/31/27)(a)	EUR	200	241,881
2.00%, 11/02/26 (Call 08/02/26)(a)	EUR	300	372,676
3.63%, 04/10/31 (Call 01/10/31)(a)	GBP	250	349,802

78	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
BASF SE
0.88%, 10/06/23(a)	GBP	300	$393,338
0.88%, 10/06/31 (Call 07/06/31)(a)	EUR	160	201,698
Series 10Y, 2.00%, 12/05/22(a)	EUR	580	707,535
Series 7Y, 0.88%, 05/22/25(a)	EUR	400	488,841
Bayer AG, 2.38%, 11/12/79 (Call 02/12/25)(a)(b)	EUR	700	792,751
Bayer Capital Corp. BV
1.25%, 11/13/23 (Call 08/13/23)(a)	EUR	400	485,314
2.13%, 12/15/29 (Call 09/15/29)(a)	EUR	400	522,314
Bayerische Landesbank
0.35%, 12/01/22(a)	EUR	360	427,360
0.75%, 01/20/26(a)	EUR	180	223,335
1.75%, 04/08/24(a)	EUR	300	377,247
Bayerische Landesbodenkreditanstalt, 0.63%, 11/23/26	EUR	100	124,259
Berlin Hyp AG
0.01%, 02/17/27(a)	EUR	300	359,467
0.50%, 11/05/29(a)	EUR	500	603,532
Series 200, 0.38%, 02/21/25(a)	EUR	500	605,168
Bertelsmann SE & Co. KGaA
1.25%, 09/29/25 (Call 06/29/25)(a)	EUR	500	622,461
1.75%, 10/14/24 (Call 07/14/24)(a)	EUR	100	125,320
BMW Canada Inc., Series V, 2.41%, 11/27/23	CAD	200	156,307
BMW Finance NV
0.13%, 07/13/22(a)	EUR	190	222,707
0.38%, 07/10/23(a)	EUR	688	813,638
0.38%, 01/14/27(a)	EUR	200	238,708
0.63%, 10/06/23(a)	EUR	140	166,988
0.75%, 07/13/26(a)	EUR	355	432,605
0.88%, 11/17/20(a)	EUR	150	174,811
0.88%, 04/03/25(a)	EUR	200	243,696
0.88%, 01/14/32(a)	EUR	100	124,306
1.00%, 01/21/25(a)	EUR	50	61,134
1.50%, 02/06/29(a)	EUR	350	451,260
BMW International Investment BV, 1.88%, 09/11/23(a)	GBP	261	350,084
Commerzbank AG
0.05%, 07/11/24(a)	EUR	100	118,981
0.13%, 02/23/23(a)	EUR	500	591,604
0.50%, 08/28/23(a)	EUR	300	355,102
0.50%, 06/09/26	EUR	470	577,142
0.63%, 08/28/24(a)	EUR	700	833,496
0.88%, 01/22/27(a)	EUR	200	233,459
0.88%, 04/18/28(a)	EUR	450	573,314
1.13%, 09/19/25(a)	EUR	200	238,594
Continental AG, 2.50%, 08/27/26 (Call 05/27/26)	EUR	200	256,963
Daimler AG
0.38%, 11/08/26(a)	EUR	425	496,962
0.75%, 02/08/30(a)	EUR	225	265,451
0.85%, 02/28/25(a)	EUR	500	600,521
1.00%, 11/15/27(a)	EUR	200	243,344
1.13%, 08/08/34(a)	EUR	150	181,226
1.50%, 07/03/29(a)	EUR	150	190,984
2.00%, 08/22/26(a)	EUR	350	447,933
2.00%, 02/27/31(a)	EUR	510	669,443
Daimler Canada Finance Inc., 3.30%, 08/16/22	CAD	150	116,938
Daimler International Finance BV
0.25%, 05/11/22(a)	EUR	500	587,224
0.63%, 02/27/23(a)	EUR	300	355,364
1.63%, 11/11/24(a)	GBP	200	264,830

Security		Par (000)	Value

Germany (continued)
DekaBank Deutsche Girozentrale, 0.30%, 11/20/26(a)	EUR	200	$239,279
Deutsche Apotheker-und Aerztebank eG, 0.50%, 02/14/25	EUR	400	486,101
Deutsche Bahn Finance GMBH
0.50%, 04/09/27(a)	EUR	300	365,435
0.63%, 09/26/28(a)	EUR	150	185,789
0.88%, 07/11/31(a)	EUR	120	151,318
0.95%, (Call 01/22/25)(a)(b)(c)	EUR	200	228,893
1.00%, 12/17/27 (Call 09/17/27)	EUR	150	189,066
1.13%, 12/18/28(a)	EUR	512	657,731
1.38%, 07/07/25 (Call 04/07/25)(a)	GBP	100	134,718
1.38%, 04/16/40(a)	EUR	100	132,265
1.63%, 08/16/33 (Call 05/16/33)(a)	EUR	450	611,045
3.50%, 09/27/24(a)	AUD	100	77,133
4.38%, 09/23/21(a)	EUR	200	242,766
Series CB, 1.60%, (Call 07/18/29)(a)(b)(c)	EUR	100	115,976
Deutsche Bank AG
0.13%, 01/21/30(a)	EUR	100	120,687
0.25%, 05/15/23(a)	EUR	250	296,993
0.25%, 03/08/24(a)	EUR	122	145,784
0.25%, 08/31/28(a)	EUR	122	148,701
0.63%, 12/19/23(a)	CHF	100	108,303
0.75%, 03/21/22(a)	CHF	150	164,086
1.13%, 08/30/23(a)	EUR	370	445,036
1.13%, 03/17/25(a)	EUR	200	235,293
1.63%, 01/20/27(a)	EUR	300	353,456
1.75%, 01/17/28(a)	EUR	100	118,184
2.63%, 02/12/26(a)	EUR	100	123,992
3.88%, 02/12/24(a)	GBP	300	413,191
Deutsche Boerse AG, 1.63%, 10/08/25(a)	EUR	120	153,288
Deutsche Hypothekenbank AG
0.13%, 11/23/23(a)	EUR	500	594,271
0.25%, 02/22/23	EUR	300	355,913
0.25%, 05/17/24	EUR	100	119,666
Deutsche Kreditbank AG
0.01%, 11/07/29(a)	EUR	270	322,979
0.75%, 09/26/24(a)	EUR	500	588,313
Deutsche Pfandbriefbank AG
0.05%, 08/09/21	EUR	200	234,028
0.05%, 09/05/22(a)	EUR	200	235,498
0.10%, 01/21/28	EUR	300	361,130
0.25%, 03/15/23	EUR	100	118,683
0.50%, 01/19/23(a)	EUR	100	119,194
0.63%, 08/30/27	EUR	100	124,567
Deutsche Post AG
0.38%, 04/01/21 (Call 01/01/21)(a)	EUR	25	29,149
1.00%, 05/20/32 (Call 02/20/32)(a)	EUR	200	250,561
1.63%, 12/05/28 (Call 09/05/28)(a)	EUR	100	130,474
2.88%, 12/11/24(a)	EUR	434	570,527
Deutsche Telekom AG
1.75%, 03/25/31(a)	EUR	100	133,148
1.75%, 12/09/49(a)	EUR	100	131,134
Deutsche Telekom International Finance BV
0.63%, 04/03/23(a)	EUR	560	666,830
0.63%, 12/13/24(a)	EUR	650	783,577
1.38%, 01/30/27(a)	EUR	200	253,842
1.50%, 04/03/28(a)	EUR	455	584,730
2.25%, 04/13/29(a)	GBP	261	361,184
2.50%, 10/10/25(a)	GBP	200	279,009

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
DVB Bank SE, 0.88%, 04/09/21(a)	EUR	100	$116,933
DZ HYP AG
0.05%, 12/06/24	EUR	100	119,250
0.13%, 03/01/24(a)	EUR	500	595,553
0.38%, 11/10/34(a)	EUR	100	123,938
0.50%, 07/29/22(a)	EUR	200	237,324
0.50%, 11/13/25(a)	EUR	300	367,211
0.75%, 02/02/26(a)	EUR	200	248,197
0.75%, 06/30/27(a)	EUR	250	314,032
0.88%, 01/18/30(a)	EUR	200	258,280
E.ON International Finance BV
5.53%, 02/21/23	EUR	250	327,611
5.88%, 10/30/37(a)	GBP	150	302,929
6.38%, 06/07/32	GBP	190	367,206
E.ON SE
0.25%, 10/24/26 (Call 07/24/26)(a)	EUR	400	473,432
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	200	238,862
0.75%, 02/20/28 (Call 11/20/27)(a)	EUR	200	244,094
1.63%, 05/22/29 (Call 02/22/29)(a)	EUR	190	247,787
EnBW Energie Baden-Wuerttemberg AG, 1.63%, 08/05/79 (Call 05/05/27)(a)(b)	EUR	100	114,446
EnBW International Finance BV
1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	200	281,570
6.13%, 07/07/39	EUR	30	68,101
Erste Abwicklungsanstalt, 0.00%, 02/25/21(a)(e)	EUR	100	116,682
Eurogrid GmbH, 1.11%, 05/15/32 (Call 02/15/32)(a)	EUR	200	252,309
Evonik Finance BV, 0.75%, 09/07/28 (Call 06/07/28)(a)	EUR	270	329,672
FMS Wertmanagement, 1.00%, 09/07/22(a)	GBP	800	1,050,827
Fresenius Finance Ireland PLC, 0.88%, 01/31/22 (Call 10/31/21)(a)	EUR	100	117,410
Fresenius SE & Co. KGaA
0.75%, 01/15/28 (Call 10/15/27)(a)	EUR	100	119,097
2.88%, 02/15/29 (Call 11/15/28)(a)	EUR	270	372,225
Grand City Properties SA, 1.38%, 08/03/26 (Call 05/03/26)(a)	EUR	400	490,015
Hamburg Commercial Bank AG
0.38%, 07/12/23(a)	EUR	300	357,712
0.50%, 05/23/22(a)	EUR	100	116,783
0.75%, 06/22/22(a)	EUR	100	118,869
Hamburger Sparkasse AG, 0.38%, 05/23/24(a)	EUR	300	360,508
Hannover Finance Luxembourg SA, 5.00%, 06/30/43 (Call 06/30/23)(b)	EUR	100	130,159
Hannover Rueck SE, 1.13%, 04/18/28 (Call 01/18/28)(a)	EUR	300	381,996
HeidelbergCement AG
1.50%, 02/07/25 (Call 11/07/24)(a)	EUR	481	589,215
2.25%, 03/30/23 (Call 12/30/22)(a)	EUR	240	293,022
HeidelbergCement Finance Luxembourg SA
1.13%, 12/01/27 (Call 09/01/27)(a)	EUR	320	388,337
1.50%, 06/14/27 (Call 03/14/27)(a)	EUR	10	12,419
Infineon Technologies AG, 1.63%, 06/24/29 (Call 03/24/29)(a)	EUR	300	369,531
ING-DiBa AG
0.25%, 11/16/26(a)	EUR	300	364,352
1.25%, 10/09/33(a)	EUR	100	137,813
innogy Finance BV, 1.63%, 05/30/26 (Call 02/28/26)(a)	EUR	158	200,890
Innogy Finance BV
0.75%, 11/30/22 (Call 08/30/22)(a)	EUR	500	593,194

Security		Par (000)	Value

Germany (continued)
1.50%, 07/31/29 (Call 04/30/29)(a)	EUR	150	$193,608
6.13%, 07/06/39(a)	GBP	50	105,700
6.25%, 06/03/30(a)	GBP	260	476,014
KfW
0.00%, 04/28/22(e)	EUR	300	353,030
0.00%, 06/30/22(a)(e)	EUR	2,500	2,945,555
0.00%, 06/30/23(a)(e)	EUR	1,500	1,779,948
0.00%, 09/15/23(e)	EUR	200	237,615
0.00%, 07/04/24(a)(e)	EUR	800	954,841
0.00%, 09/30/26(a)(e)	EUR	400	482,513
0.00%, 05/05/27(a)(e)	EUR	950	1,148,547
0.00%, 09/15/28(a)(e)	EUR	500	605,465
0.05%, 05/30/24	EUR	50	59,759
0.13%, 02/24/23	EUR	1,000	1,186,504
0.13%, 11/07/23	EUR	1,100	1,312,958
0.13%, 01/15/24	EUR	400	478,050
0.13%, 10/04/24	EUR	500	600,794
0.25%, 06/30/25	EUR	1,000	1,214,670
0.38%, 03/15/23	EUR	300	358,317
0.38%, 04/23/25	EUR	600	731,542
0.38%, 03/09/26	EUR	1,370	1,682,291
0.63%, 07/04/22	EUR	200	238,128
0.63%, 01/15/25	EUR	500	614,155
0.63%, 02/22/27	EUR	800	1,004,007
0.63%, 01/07/28	EUR	351	443,481
0.75%, 06/28/28	EUR	840	1,074,501
0.88%, 03/15/22(a)	GBP	500	653,392
0.88%, 09/15/26(a)	GBP	970	1,301,958
0.88%, 07/04/39(a)	EUR	320	434,334
1.00%, 12/15/22(a)	GBP	300	395,165
1.13%, 12/07/21(a)	GBP	500	654,084
1.13%, 09/15/32(a)	EUR	220	298,487
1.13%, 05/09/33(a)	EUR	500	681,524
1.13%, 06/15/37(a)	EUR	100	139,059
1.25%, 07/04/36(a)	EUR	440	618,951
1.38%, 12/15/25(a)	GBP	400	548,568
1.38%, 07/31/35(a)	EUR	170	241,639
2.13%, 08/15/23	EUR	550	691,350
2.90%, 06/06/22(a)	AUD	500	366,290
3.38%, 01/18/21	EUR	50	58,737
5.00%, 03/19/24	AUD	70	56,905
6.00%, 12/07/28	GBP	150	280,110
Kreditanstalt fuer Wiederaufbau, 1.25%, 12/29/23(a)	GBP	400	535,731
Landesbank Baden-Wuerttemberg
0.05%, 11/11/21(a)	EUR	100	117,199
0.13%, 02/21/22(a)	EUR	480	564,193
0.20%, 12/13/21(a)	EUR	300	350,252
0.25%, 01/10/25(a)	EUR	300	360,798
0.38%, 01/14/26(a)	EUR	86	104,654
0.38%, 02/18/27(a)	EUR	400	469,001
Series 812, 0.01%, 07/16/27(a)	EUR	100	119,808
Landesbank Hessen-Thueringen Girozentrale
0.00%, 07/18/22(a)(e)	EUR	300	352,838
0.38%, 03/03/22	EUR	400	471,685
0.50%, 09/25/25(a)	EUR	300	366,491
0.88%, 03/20/28(a)	EUR	300	382,318
Series H337, 0.01%, 09/26/29	EUR	100	119,846

80	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26(a)	EUR	430	$523,936
0.88%, 03/07/22(a)	GBP	100	130,514
Landwirtschaftliche Rentenbank
0.00%, 11/27/29(a)(e)	EUR	400	482,844
0.25%, 07/15/24(a)	EUR	700	841,789
0.25%, 08/29/25(a)	EUR	600	727,935
0.38%, 01/22/24(a)	EUR	100	120,322
0.38%, 02/14/28(a)	EUR	300	371,988
0.50%, 02/28/29(a)	EUR	300	377,086
0.63%, 05/18/27(a)	EUR	200	250,836
1.25%, 05/20/22(a)	EUR	317	380,080
1.38%, 09/08/25(a)	GBP	200	272,852
2.60%, 03/23/27(a)	AUD	100	78,421
2.70%, 09/05/22(a)	AUD	70	51,422
4.75%, 05/06/26(a)	AUD	200	172,645
LANXESS AG, 1.13%, 05/16/25 (Call 02/16/25)(a)	EUR	225	276,553
LEG Immobilien AG, 0.88%, 11/28/27 (Call 08/28/27)(a)	EUR	200	243,854
Linde Finance BV
0.25%, 01/18/22	EUR	194	227,325
0.25%, 05/19/27 (Call 02/19/27)(a)	EUR	200	237,872
Series 10, 2.00%, 04/18/23(a)	EUR	270	332,062
Merck Financial Services GmbH, 0.50%, 07/16/28 (Call 04/16/28)(a)	EUR	200	240,938
Merck KGaA
1.63%, 06/25/79 (Call 09/18/24)(a)(b)	EUR	100	117,451
1.63%, 09/09/80 (Call 03/09/26)(a)(b)	EUR	100	115,622
2.88%, 06/25/79 (Call 03/25/29)(a)(b)	EUR	100	123,911
3.38%, 12/12/74 (Call 12/12/24)(a)(b)	EUR	200	251,915
Muenchener Hypothekenbank eG
0.63%, 05/07/27(a)	EUR	400	498,169
2.50%, 07/04/28(a)	EUR	190	270,849
Series 1546, 1.75%, 06/03/22(a)	EUR	250	301,952
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 05/26/49 (Call 05/26/29)(a)(b)	EUR	100	134,039
6.63%, 05/26/42 (Call 05/26/22)(a)(b)	GBP	100	140,089
Norddeutsche Landesbank-Girozentrale, 0.75%, 01/18/28(a)	EUR	372	467,539
NRW Bank
0.10%, 07/09/35	EUR	70	83,444
0.13%, 07/07/23	EUR	300	356,101
0.25%, 05/16/24(a)	EUR	150	179,789
0.25%, 03/10/25(a)	EUR	500	602,419
0.25%, 07/04/25	EUR	200	241,513
0.38%, 01/25/23	EUR	500	594,924
0.38%, 11/17/26(a)	EUR	100	122,416
0.50%, 05/26/25(a)	EUR	300	366,155
0.50%, 05/11/26(a)	EUR	50	61,417
0.88%, 04/12/34	EUR	200	263,682
1.20%, 03/28/39	EUR	100	140,377
1.25%, 12/15/21(a)	GBP	300	392,706
Series 1, 0.00%, 02/01/22(e)	EUR	200	234,657
O2 Telefonica Deutschland Finanzierungs GmbH, 1.75%, 07/05/25 (Call 04/05/25)(a)	EUR	200	248,269
Optus Finance Pty Ltd., 1.00%, 06/20/29 (Call 03/20/29)(a)	EUR	300	364,855
Roadster Finance DAC, 1.63%, 12/09/29(a)	EUR	100	115,991

Security		Par (000)	Value

Germany (continued)
SAP SE
0.75%, 12/10/24 (Call 09/10/24)(a)	EUR	400	$484,125
1.00%, 04/01/25 (Call 01/01/25)(a)	EUR	219	268,515
1.25%, 03/10/28 (Call 12/10/27)(a)	EUR	400	509,827
1.75%, 02/22/27 (Call 11/22/26)(a)	EUR	102	132,206
Siemens Financieringsmaatschappij NV
0.00%, 09/05/24 (a)(e)	EUR	475	558,189
0.38%, 09/06/23(a)	EUR	210	249,325
0.50%, 09/05/34(a)	EUR	100	119,774
1.00%, 02/20/25(a)	GBP	200	264,881
1.00%, 09/06/27(a)	EUR	90	113,323
1.25%, 02/28/31(a)	EUR	250	326,953
1.75%, 03/12/21(a)	EUR	150	175,994
1.75%, 02/28/39(a)	EUR	200	282,746
2.75%, 09/10/25(a)	GBP	200	287,328
2.88%, 03/10/28(a)	EUR	491	699,919
Talanx AG, 2.25%, 12/05/47 (Call 12/05/27)(a)(b)	EUR	100	121,262
Talanx Finanz Luxembourg SA, 8.37%, 06/15/42 (Call 06/15/22)(a)(b)	EUR	100	130,609
UniCredit Bank AG
0.01%, 09/10/24(a)	EUR	86	102,160
0.13%, 03/01/22(a)	EUR	280	329,159
0.50%, 05/04/26(a)	EUR	200	245,150
0.85%, 05/22/34(a)	EUR	580	762,415
Vier Gas Transport GmbH, 3.13%, 07/10/23(a)	EUR	295	375,612
Volkswagen Bank GmbH
1.88%, 01/31/24(a)	EUR	100	122,425
2.50%, 07/31/26(a)	EUR	100	129,185
Volkswagen Financial Services AG, 2.25%, 10/16/26(a)	EUR	70	89,507
Volkswagen Financial Services NV, 2.25%, 04/12/25(a)	GBP	150	202,333
Volkswagen International Finance NV
2.00%, 03/26/21(a)	EUR	100	117,531
2.50%, (Call 03/20/22)(a)(b)(c)	EUR	287	332,222
2.63%, 11/16/27(a)	EUR	300	402,478
2.70%, (Call 12/14/22)(a)(b)(c)	EUR	500	579,513
3.38%, 11/16/26(a)	GBP	200	285,769
3.88%, (Call 06/14/27)(a)(b)(c)	EUR	200	236,036
3.88%, (Call 06/17/29)(a)(b)(c)	EUR	200	234,813
4.13%, 11/16/38(a)	EUR	300	484,568
4.63%, (Call 03/24/26)(a)(b)(c)	EUR	200	246,366
4.63%, (Call 06/27/28)(a)(b)(c)	EUR	200	246,531
Series 10Y, 1.88%, 03/30/27(a)	EUR	400	507,152
Series NC6, 3.38%, (Call 06/27/24)(a)(b)(c)	EUR	400	468,269
Volkswagen Leasing GmbH
1.13%, 04/04/24(a)	EUR	384	459,496
1.38%, 01/20/25(a)	EUR	50	60,692
1.50%, 06/19/26(a)	EUR	350	429,403
2.38%, 09/06/22(a)	EUR	300	364,873
Vonovia Finance BV
0.63%, 10/07/27 (Call 07/07/27)(a)	EUR	100	119,444
0.75%, 01/25/22(a)	EUR	200	235,814
1.25%, 12/06/24(a)	EUR	100	122,829
1.50%, 03/22/26(a)	EUR	100	125,507
1.50%, 06/10/26(a)	EUR	100	125,461
1.63%, 10/07/39 (Call 07/07/39)(a)	EUR	100	124,334
1.75%, 01/25/27(a)	EUR	200	255,207
1.80%, 06/29/25 (Call 03/29/25)(a)	EUR	200	251,969
2.25%, 04/07/30 (Call 01/07/30)(a)	EUR	400	537,452

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
VW Credit Canada Inc., 3.25%, 03/29/23	CAD	250	$196,921
Wintershall Dea Finance BV
0.45%, 09/25/23 (Call 06/25/23)(a)	EUR	300	348,008
1.33%, 09/25/28 (Call 06/25/28)(a)	EUR	400	453,583
Wirtschafts- und Infrastrukturbank Hessen, 0.88%, 06/14/28	EUR	200	254,969
Wuerth Finance International BV, 1.00%, 05/19/22 (Call 02/19/22)(a)	EUR	190	225,082

			110,308,818

Hong Kong — 0.0%
CK Hutchison Europe Finance 18 Ltd., 1.25%, 04/13/25(a)	EUR	105	127,827
CK Hutchison Finance 16 II Ltd., 0.88%, 10/03/24(a)	EUR	300	358,659
Hutchison Whampoa Finance 14 Ltd., 1.38%, 10/31/21(a)	EUR	334	394,549

			881,035

Iceland — 0.0%
Landsbankinn HF, 0.50%, 05/20/24(a)	EUR	200	231,756

Indonesia — 0.0%
Perusahaan Listrik Negara PT, 1.88%, 11/05/31(a)	EUR	100	111,799

Ireland — 0.1%
AIB Mortgage Bank, 0.88%, 02/04/23(a)	EUR	100	120,179
Bank of Ireland Group PLC
0.75%, 07/08/24 (Call 07/08/23)(a)(b)	EUR	290	338,827
1.38%, 08/29/23(a)	EUR	150	178,669
Bank of Ireland Mortgage Bank, 0.63%, 03/14/25(a)	EUR	100	122,124
CRH Finance DAC, 1.38%, 10/18/28 (Call 07/18/28)(a)	EUR	200	253,718
CRH Finance Germany GmbH, 1.75%, 07/16/21 (Call 04/16/21)(a)	EUR	100	117,582
ESB Finance DAC
1.75%, 02/07/29 (Call 11/07/28)(a)	EUR	100	131,961
2.13%, 11/05/33 (Call 08/05/33)(a)	EUR	407	575,351
3.49%, 01/12/24(a)	EUR	200	259,482
Freshwater Finance PLC, Series A, 5.18%, 04/20/35(a)	GBP	100	177,217
Kerry Group Financial Services Unltd Co., 0.63%, 09/20/29 (Call 06/20/29)(a)	EUR	200	239,111
Ryanair DAC, 1.13%, 08/15/23(a)	EUR	100	111,207

			2,625,428

Italy — 0.8%
2i Rete Gas SpA, 2.20%, 09/11/25 (Call 06/11/25)(a)	EUR	460	585,695
A2A SpA
1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	200	248,933
1.63%, 10/19/27 (Call 07/19/27)(a)	EUR	100	127,666
ACEA SpA
1.50%, 06/08/27 (Call 03/08/27)(a)	EUR	540	674,497
1.75%, 05/23/28 (Call 02/23/28)(a)	EUR	310	396,152
Aeroporti di Roma SpA, 1.63%, 06/08/27 (Call 03/08/27)(a)	EUR	100	114,995
AMCO - Asset Management Co. SpA, 1.38%, 01/27/25(a)	EUR	300	359,282
Assicurazioni Generali SpA
4.13%, 05/04/26(a)	EUR	200	266,084
5.13%, 09/16/24(a)	EUR	270	378,028
5.50%, 10/27/47 (Call 10/27/27)(a)(b)	EUR	350	476,003

Security		Par (000)	Value

Italy (continued)
7.75%, 12/12/42 (Call 12/12/22)(a)(b)	EUR	100	$132,061
ASTM SpA, 3.38%, 02/13/24(a)	EUR	209	262,234
Banca Monte dei Paschi di Siena SpA
0.88%, 10/08/27(a)	EUR	100	121,913
2.00%, 01/29/24(a)	EUR	200	249,399
2.88%, 04/16/21(a)	EUR	100	118,176
Series 16, 2.88%, 07/16/24(a)	EUR	200	258,918
Banco BPM SpA
0.63%, 06/08/23(a)	EUR	200	239,311
0.75%, 03/31/22(a)	EUR	150	177,630
1.13%, 09/25/23(a)	EUR	300	365,820
Banco di Desio e della Brianza SpA, 0.38%, 07/24/26(a)	EUR	200	242,077
BPER Banca, 1.00%, 07/22/23(a)	EUR	200	241,653
Credit Agricole Italia SpA
0.25%, 09/30/24(a)	EUR	100	119,579
0.25%, 01/17/28(a)	EUR	300	363,548
0.88%, 01/31/22(a)	EUR	400	473,586
1.00%, 03/25/27(a)	EUR	200	253,101
1.00%, 01/17/45(a)	EUR	100	138,796
Enel Finance International NV
0.38%, 06/17/27 (Call 03/17/27)(a)	EUR	400	473,232
1.38%, 06/01/26(a)	EUR	829	1,038,326
5.63%, 08/14/24(a)	GBP	200	306,154
5.75%, 09/14/40(a)	GBP	230	457,077
Enel SpA
2.50%, 11/24/78 (Call 08/24/23)(a)(b)	EUR	500	593,345
5.25%, 05/20/24(a)	EUR	120	166,673
Eni SpA
0.63%, 01/23/30(a)	EUR	300	357,520
0.75%, 05/17/22(a)	EUR	450	532,386
1.13%, 09/19/28(a)	EUR	270	335,622
1.75%, 01/18/24(a)	EUR	479	592,060
2.63%, 11/22/21(a)	EUR	200	239,938
FCA Bank SpA/Ireland
0.25%, 02/28/23 (Call 01/28/23)(a)	EUR	400	466,182
0.63%, 11/24/22 (Call 10/24/22)(a)	EUR	125	147,179
Ferrovie dello Stato Italiane SpA, 1.50%, 06/27/25(a)	EUR	360	441,814
Hera SpA
0.88%, 10/14/26(a)	EUR	100	121,468
5.20%, 01/29/28(a)	EUR	350	547,056
Intesa Sanpaolo SpA
0.63%, 01/20/22(a)	EUR	100	118,061
0.63%, 03/23/23 (a)	EUR	400	478,451
1.00%, 07/04/24(a)	EUR	575	683,586
1.13%, 06/16/27(a)	EUR	200	256,395
1.38%, 01/18/24(a)	EUR	510	612,424
1.38%, 12/18/25(a)	EUR	100	127,439
1.75%, 07/04/29(a)	EUR	225	277,864
2.13%, 08/30/23(a)	EUR	150	184,257
2.50%, 01/15/30(a)	GBP	200	262,280
3.25%, 02/10/26(a)	EUR	100	139,518
Iren SpA
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	300	379,120
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	126,416
Italgas SpA
0.88%, 04/24/30(a)	EUR	300	371,471
1.63%, 01/19/27(a)	EUR	300	385,036

82	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
Mediobanca Banca di Credito Finanziario SpA
0.50%, 10/01/26(a)	EUR	100	$122,056
0.88%, 01/15/26(a)	EUR	200	234,934
1.13%, 04/23/25(a)	EUR	250	291,052
Series 4, 1.38%, 11/10/25(a)	EUR	300	379,802
Snam SpA
0.88%, 10/25/26(a)	EUR	461	566,246
1.38%, 10/25/27 (Call 07/25/27)(a)	EUR	110	140,124
Terna Rete Elettrica Nazionale SpA
0.38%, 09/25/30 (Call 06/25/30)(a)	EUR	100	118,058
0.88%, 02/02/22(a)	EUR	300	354,557
1.38%, 07/26/27(a)	EUR	300	382,831
4.90%, 10/28/24(a)	EUR	103	144,725
UniCredit SpA
0.38%, 10/31/26(a)	EUR	200	240,870
0.75%, 04/30/25(a)	EUR	300	365,317
1.63%, 07/03/25 (Call 07/03/24)(a)(b)	EUR	300	351,594
1.80%, 01/20/30(a)	EUR	250	287,782
2.00%, 03/04/23(a)	EUR	454	552,983
3.25%, 01/14/21(a)	EUR	150	175,992
5.00%, 10/31/21(a)	EUR	200	245,702
Unione di Banche Italiane SpA
1.00%, 01/27/23(a)	EUR	250	300,642
1.00%, 09/25/25(a)	EUR	300	373,074
1.13%, 10/04/27(a)	EUR	200	254,815

			24,486,643

Japan — 0.2%
American Honda Finance Corp., 0.55%, 03/17/23	EUR	300	355,175
Asahi Group Holdings Ltd., 1.15%, 09/19/25 (Call 06/19/25)(a)	EUR	200	243,736
East Japan Railway Co., 4.50%, 01/25/36(a)	GBP	50	92,210
Honda Canada Finance Inc., Series 16-4, 1.82%, 12/07/21	CAD	50	37,964
JT International Financial Services BV, 1.00%, 11/26/29 (Call 08/26/29)(a)	EUR	200	242,929
Mitsubishi UFJ Financial Group Inc.
0.85%, 07/19/29(a)	EUR	200	241,310
0.87%, 09/07/24(a)	EUR	700	838,911
Mizuho Financial Group Inc.
0.40%, 09/06/29(a)	EUR	100	115,532
0.80%, 04/15/30(a)	EUR	230	273,745
1.02%, 10/11/23(a)	EUR	310	371,315
MUFG Bank Ltd., 0.88%, 03/11/22(a)	EUR	100	118,302
Nissan Motor Co. Ltd., 3.20%, 09/17/28 (Call 06/17/28)(a)	EUR	150	176,936
Sumitomo Mitsui Banking Corp.
0.41%, 11/07/29(a)	EUR	100	121,332
0.55%, 11/06/23(a)	EUR	200	239,323
Sumitomo Mitsui Financial Group Inc.
0.61%, 01/18/22(a)	EUR	400	469,942
0.93%, 10/11/24(a)	EUR	400	480,533
1.55%, 06/15/26(a)	EUR	247	309,665
Takeda Pharmaceutical Co. Ltd.
1.38%, 07/09/32 (Call 04/09/32)	EUR	400	492,033
3.00%, 11/21/30 (Call 08/21/30)(a)	EUR	200	283,464
Toyota Motor Finance Netherlands BV, 1.38%, 05/23/23(a)	GBP	100	132,066

			5,636,423

Security		Par (000)	Value

Liechtenstein — 0.0%
LGT Bank AG, 1.88%, 02/08/23(a)	CHF	100	$114,535

Lithuania — 0.0%
AB Ignitis Grupe, 2.00%, 07/14/27(a)	EUR	200	254,151

Luxembourg — 0.1%
Blackstone Property Partners Europe Holdings Sarl, 1.75%, 03/12/29 (Call 12/12/28)(a)	EUR	200	235,486
CK Hutchison Group Telecom Finance SA
0.75%, 04/17/26 (Call 01/17/26)(a)	EUR	210	252,351
1.13%, 10/17/28 (Call 07/17/28)(a)	EUR	200	244,980
GELF Bond Issuer I SA, 1.13%, 07/18/29 (Call 04/18/29)(a)	EUR	200	236,141
Logicor Financing Sarl
2.25%, 05/13/25 (Call 02/13/25)(a)	EUR	350	435,172
2.75%, 01/15/30 (Call 10/15/29)(a)	GBP	100	132,395
3.25%, 11/13/28 (Call 08/13/28)(a)	EUR	260	349,271
Prologis International Funding II SA, 0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	300	364,656
SELP Finance Sarl, 1.50%, 12/20/26 (Call 09/20/26)(a)	EUR	150	184,203

			2,434,655

Mexico — 0.0%
America Movil SAB de CV
4.75%, 06/28/22	EUR	340	427,511
4.95%, 07/22/33	GBP	100	174,093
5.00%, 10/27/26	GBP	100	157,103
5.75%, 06/28/30	GBP	120	210,278

			968,985

Netherlands — 1.2%
ABN AMRO Bank NV
0.38%, 01/14/35(a)	EUR	200	249,038
0.60%, 01/15/27(a)	EUR	300	355,102
0.63%, 05/31/22(a)	EUR	300	354,644
0.88%, 01/15/24(a)	EUR	500	601,983
0.88%, 01/14/26(a)	EUR	300	374,762
1.00%, 04/13/31(a)	EUR	300	395,691
1.13%, 01/12/32(a)	EUR	200	268,265
1.13%, 04/23/39(a)	EUR	200	282,499
1.38%, 01/12/37(a)	EUR	100	143,584
1.45%, 04/12/38(a)	EUR	300	440,414
2.38%, 01/23/24(a)	EUR	400	510,265
2.50%, 09/05/23(a)	EUR	200	253,494
3.38%, 08/15/31(a)	CHF	200	299,501
4.13%, 03/28/22(a)	EUR	370	457,854
7.13%, 07/06/22(a)	EUR	450	584,526
Achmea Bank NV, 0.38%, 11/22/56(a)	EUR	300	360,868
Achmea BV, 1.50%, 05/26/27 (Call 02/26/27)(a)	EUR	334	413,092
Aegon Bank NV, 0.25%, 05/25/55(a)	EUR	100	118,598
Aegon NV, 6.13%, 12/15/31	GBP	50	94,211
Akzo Nobel NV, 1.13%, 04/08/26 (Call 01/08/26)(a)	EUR	200	250,930
Alliander NV, 2.88%, 06/14/24	EUR	200	259,633
ASML Holding NV, 1.38%, 07/07/26 (Call 04/07/26)(a)	EUR	200	252,833
ASR Nederland NV, 5.00%, (Call 09/30/24)(a)(b)(c)	EUR	230	294,080
BNG Bank NV
0.20%, 11/09/24(a)	EUR	450	539,661
0.25%, 06/07/24(a)	EUR	300	359,697
0.38%, 01/14/22(a)	EUR	50	58,913
0.63%, 06/19/27(a)	EUR	250	311,516

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
0.75%, 01/11/28(a)	EUR	250	$315,226
0.75%, 01/24/29(a)	EUR	390	495,200
0.88%, 10/17/35(a)	EUR	500	661,862
1.00%, 03/15/22(a)	GBP	200	261,569
1.00%, 06/17/22(a)	GBP	100	131,007
1.00%, 01/12/26(a)	EUR	200	251,137
1.38%, 10/21/30(a)	EUR	50	67,671
1.50%, 07/15/39(a)	EUR	284	415,351
2.25%, 07/17/23(a)	EUR	80	100,362
3.00%, 10/25/21(a)	EUR	300	361,637
3.25%, 07/15/25(a)	AUD	200	158,119
3.30%, 07/17/28(a)	AUD	400	329,336
Cooperatieve Rabobank UA
0.25%, 05/31/24(a)	EUR	200	239,794
0.50%, 12/06/22(a)	EUR	450	532,962
0.75%, 08/29/23(a)	EUR	300	357,538
0.75%, 06/21/39(a)	EUR	200	265,975
0.88%, 02/08/28(a)	EUR	600	764,363
0.88%, 02/01/29(a)	EUR	200	256,826
1.13%, 04/08/21(a)	CHF	100	109,928
1.25%, 03/23/26(a)	EUR	570	709,851
1.38%, 02/03/27(a)	EUR	510	647,017
1.50%, 04/26/38(a)	EUR	300	443,989
2.25%, 03/23/22(a)	GBP	190	252,195
3.88%, 07/25/23(a)	EUR	400	512,305
5.25%, 09/14/27(a)	GBP	100	160,432
5.38%, 08/03/60(a)	GBP	100	262,142
Series 2541, 4.00%, 09/19/22	GBP	150	206,898
de Volksbank NV, 1.00%, 03/08/28(a)	EUR	200	256,153
Enexis Holding NV
0.75%, 07/02/31 (Call 04/02/31)(a)	EUR	200	247,363
1.50%, 10/20/23 (Call 07/20/23)(a)	EUR	550	671,124
EXOR NV, 1.75%, 01/18/28 (Call 10/18/27)(a)	EUR	200	247,521
Heineken NV
1.00%, 05/04/26 (Call 02/04/26)(a)	EUR	370	454,755
1.25%, 03/17/27 (Call 12/17/26)(a)	EUR	100	125,126
1.75%, 05/07/40 (Call 11/07/39)(a)	EUR	400	501,524
ING Bank NV
0.00%, 04/08/22(a)(e)	EUR	300	351,129
0.75%, 02/22/21(a)	EUR	100	116,929
0.75%, 02/18/29(a)	EUR	300	381,545
1.88%, 05/22/23(a)	EUR	400	495,033
3.38%, 01/10/22(a)	EUR	100	121,945
ING Groep NV
1.13%, 02/14/25(a)	EUR	400	485,779
1.63%, 09/26/29 (Call 09/26/24)(a)(b)	EUR	600	713,349
2.00%, 09/20/28(a)	EUR	300	396,760
2.50%, 11/15/30(a)	EUR	300	427,104
3.00%, 04/11/28 (Call 04/11/23)(b)	EUR	200	245,487
Koninklijke Ahold Delhaize NV, 0.25%, 06/26/25 (Call 03/26/25)(a)	EUR	252	299,871
Koninklijke DSM NV, 1.00%, 04/09/25 (Call 01/09/25)(a)	EUR	470	576,140
Koninklijke KPN NV
5.63%, 09/30/24(a)	EUR	150	207,527
5.75%, 09/17/29(a)	GBP	160	250,828
Koninklijke Philips NV
0.50%, 09/06/23 (Call 06/06/23)(a)	EUR	120	142,473
2.00%, 03/30/30 (Call 12/30/29)(a)	EUR	200	268,356
LeasePlan Corp. NV, 0.75%, 10/03/22(a)	EUR	320	376,520

Security		Par (000)	Value

Netherlands (continued)
Nationale-Nederlanden Bank NV Netherlands (The), 1.00%, 09/25/28(a)	EUR	200	$256,866
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 0.13%, 06/01/23(a)	EUR	100	118,620
Nederlandse Gasunie NV, 1.38%, 10/16/28 (Call 07/16/28)(a)	EUR	300	386,766
Nederlandse Waterschapsbank NV
0.13%, 01/17/24(a)	EUR	300	357,873
0.50%, 01/19/23(a)	EUR	100	119,359
0.50%, 04/29/30(a)	EUR	500	624,097
0.63%, 02/06/29(a)	EUR	200	251,507
1.00%, 09/03/25(a)	EUR	400	500,098
1.00%, 03/01/28(a)	EUR	600	769,870
1.25%, 06/07/32(a)	EUR	100	135,367
1.50%, 06/15/39(a)	EUR	200	293,081
1.63%, 01/29/48(a)	EUR	100	162,300
3.00%, 03/28/22(a)	EUR	600	734,274
3.45%, 07/17/28(a)	AUD	300	249,016
NIBC Bank NV, 1.00%, 09/11/28(a)	EUR	200	255,626
NN Group NV
1.00%, 03/18/22(a)	EUR	200	236,495
4.63%, 04/08/44 (Call 04/08/24)(a)(b)	EUR	250	321,522
4.63%, 01/13/48 (Call 01/13/28)(a)(b)	EUR	200	272,037
Royal Schiphol Group NV
1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	100	126,534
2.00%, 04/06/29 (Call 01/06/29)(a)	EUR	200	263,745
Schlumberger Finance BV, 0.50%, 10/15/31 (Call 07/15/31)(a)	EUR	300	341,396
Shell International Finance BV
0.88%, 08/21/28(a)	CHF	75	87,455
0.88%, 11/08/39(a)	EUR	200	230,403
1.25%, 03/15/22(a)	EUR	400	476,209
1.25%, 05/12/28(a)	EUR	220	278,490
1.25%, 11/11/32(a)	EUR	400	505,512
1.88%, 09/15/25(a)	EUR	260	333,580
1.88%, 04/07/32(a)	EUR	410	550,449
Stedin Holding NV, 1.38%, 09/19/28 (Call 06/19/28)(a)	EUR	200	255,086
TenneT Holding BV
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	400	494,912
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	500	686,387
4.63%, 02/21/23(a)	EUR	400	518,223
Unilever NV
0.38%, 02/14/23(a)	EUR	135	159,841
0.50%, 08/12/23(a)	EUR	405	483,011
1.00%, 02/14/27(a)	EUR	370	462,733
1.63%, 02/12/33(a)	EUR	260	352,724
1.75%, 03/25/30 (Call 12/25/29)(a)	EUR	320	430,551
Wolters Kluwer NV, 1.50%, 03/22/27 (Call 12/22/26)(a)	EUR	100	127,238

			39,725,940

New Zealand — 0.1%
ANZ New Zealand Int’l Ltd./London
0.13%, 09/22/23(a)	EUR	100	118,451
0.50%, 01/17/24(a)	EUR	200	239,689
ASB Finance Ltd., 0.75%, 03/13/24(a)	EUR	300	359,470
ASB Finance Ltd./London, 0.63%, 10/18/24(a)	EUR	200	242,289

84	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New Zealand (continued)
Westpac Securities NZ Ltd./London
0.38%, 02/05/24(a)	CHF	150	$166,935
0.50%, 01/17/24(a)	EUR	200	240,427

			1,367,261

Norway — 0.3%
Avinor AS, 1.00%, 04/29/25 (Call 01/29/25)(a)	EUR	350	425,069
DNB Bank ASA
0.05%, 11/14/23(a)	EUR	555	651,217
1.13%, 03/01/23(a)	EUR	200	240,544
DNB Boligkreditt AS
0.05%, 01/11/22(a)	EUR	300	352,002
0.25%, 01/23/23(a)	EUR	400	474,084
0.25%, 09/07/26(a)	EUR	400	483,846
0.38%, 11/14/23(a)	EUR	500	598,197
0.38%, 11/20/24(a)	EUR	100	120,637
Eika Boligkreditt AS
0.01%, 03/12/27	EUR	200	238,605
0.50%, 08/28/25(a)	EUR	100	121,799
1.50%, 03/12/21(a)	EUR	100	117,345
Equinor ASA
0.75%, 05/22/26 (Call 03/22/26)(a)	EUR	200	243,400
1.38%, 05/22/32 (Call 02/22/32)(a)	EUR	200	257,376
1.63%, 11/09/36 (Call 08/09/36)(a)	EUR	200	272,607
2.88%, 09/10/25(a)	EUR	100	133,976
4.25%, 04/10/41(a)	GBP	290	536,249
6.88%, 03/11/31(a)	GBP	100	200,216
Santander Consumer Bank AS, 0.13%, 02/25/25(a)	EUR	300	348,291
SpareBank 1 Boligkreditt AS
0.05%, 01/25/22(a)	EUR	200	234,775
0.13%, 05/14/26(a)	EUR	200	239,905
0.13%, 11/05/29(a)	EUR	300	360,487
0.25%, 08/30/26(a)	EUR	200	242,007
0.50%, 01/30/25(a)	EUR	200	242,773
1.75%, 12/18/23(a)	GBP	200	268,960
SpareBank 1 SR-Bank ASA, 0.38%, 02/10/22(a)	EUR	280	328,092
Sparebanken Soer Boligkreditt AS, 0.50%, 02/06/26(a)	EUR	200	244,015
Sparebanken Vest Boligkreditt AS, 0.50%, 02/12/26(a)	EUR	400	488,659
SR-Boligkreditt AS
0.00%, 10/08/26(e)	EUR	100	119,248
0.75%, 10/17/25(a)(f)	EUR	300	370,317
Statkraft AS
1.50%, 09/21/23 (Call 06/21/23)(a)	EUR	450	547,320
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	100	129,449
Telenor ASA
0.88%, 02/14/35 (Call 11/14/34)(a)	EUR	396	476,706
2.63%, 12/06/24(a)	EUR	430	558,838

			10,667,011

Poland — 0.0%
PKO Bank Hipoteczny SA
0.63%, 01/24/23(a)	EUR	300	356,975
0.75%, 08/27/24(a)	EUR	100	120,923

			477,898

Portugal — 0.0%
Banco Santander Totta SA, 0.88%, 04/25/24(a)	EUR	200	243,999
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 0.13%, 11/14/24(a)	EUR	200	235,474
Caixa Geral de Depositos SA, 1.00%, 01/27/22(a)	EUR	100	118,363

Security		Par (000)	Value

Portugal (continued)
EDP Finance BV, 1.13%, 02/12/24(a)	EUR	504	$611,225

			1,209,061

Romania — 0.0%
Globalworth Real Estate Investments Ltd., 3.00%, 03/29/25(a)	EUR	500	585,657

Russia — 0.0%
Gazprom PJSC Via Gaz Capital SA, 4.36%, 03/21/25(a)	EUR	400	514,514

Singapore — 0.0%
DBS Bank Ltd., 0.38%, 11/21/24(a)	EUR	200	239,945
Temasek Financial I Ltd.
0.50%, 03/01/22(a)	EUR	300	351,915
0.50%, 11/20/31 (Call 08/20/31)(a)	EUR	300	352,181
United Overseas Bank Ltd., 0.50%, 01/16/25(a)	EUR	230	277,233

			1,221,274

Slovakia — 0.0%
Vseobecna Uverova Banka AS, 0.25%, 03/26/24(a)	EUR	300	356,479

Spain — 0.9%
Abertis Infraestructuras SA
1.00%, 02/27/27(a)	EUR	100	115,836
1.38%, 05/20/26(a)	EUR	200	237,734
1.50%, 06/27/24 (Call 03/27/24)(a)	EUR	100	120,059
1.63%, 07/15/29 (Call 04/15/29)(a)	EUR	300	347,620
3.00%, 03/27/31 (Call 12/27/30)(a)	EUR	200	255,237
AyT Cedulas Cajas Global, Series 10, 4.25%, 10/25/23	EUR	300	398,137
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, Series X, 3.75%, 06/30/25	EUR	300	415,858
Banco Bilbao Vizcaya Argentaria SA
0.38%, 11/15/26(a)	EUR	300	353,428
0.63%, 01/17/22(a)	EUR	400	471,009
0.63%, 03/18/23	EUR	500	597,667
0.88%, 11/22/26(a)	EUR	400	500,969
1.13%, 02/28/24(a)	EUR	500	594,807
3.50%, 02/10/27(a)	EUR	500	648,938
Banco de Sabadell SA
0.13%, 10/20/23(a)	EUR	400	474,070
0.13%, 02/10/28(a)	EUR	100	120,041
0.63%, 11/07/25 (Call 11/07/24)(a)(b)	EUR	500	573,176
1.00%, 04/26/27(a)	EUR	300	379,760
Banco Santander SA
0.25%, 07/10/29(a)	EUR	200	244,283
0.30%, 10/04/26(a)	EUR	200	235,870
0.50%, 02/04/27 (a)	EUR	400	462,804
0.75%, 09/09/22(a)	EUR	100	119,078
0.75%, 06/12/23(a)	CHF	200	221,138
0.88%, 05/09/31(a)	EUR	600	780,130
1.13%, 11/27/24(a)	EUR	100	123,998
1.13%, 10/25/28(a)	EUR	300	390,663
1.38%, 02/09/22(a)	EUR	300	356,297
1.50%, 01/25/26(a)	EUR	400	512,566
2.00%, 11/27/34(a)	EUR	100	149,501
2.13%, 02/08/28(a)	EUR	200	245,185
2.50%, 03/18/25(a)	EUR	300	371,146
Bankia SA
0.75%, 07/09/26(a)	EUR	200	237,627
1.00%, 03/14/23(a)	EUR	200	241,010

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
1.00%, 06/25/24(a)	EUR	100	$118,136
1.00%, 09/25/25(a)	EUR	200	248,744
1.13%, 08/05/22(a)	EUR	500	598,663
4.00%, 02/03/25	EUR	100	138,692
4.13%, 03/24/36	EUR	300	568,759
Bankinter SA
0.88%, 08/03/22(a)	EUR	100	119,217
1.00%, 02/05/25(a)	EUR	200	246,524
2.50%, 04/06/27 (Call 04/06/22)(a)(b)	EUR	100	118,078
CaixaBank SA
0.75%, 04/18/23(a)	EUR	300	356,245
1.00%, 01/17/28(a)	EUR	200	254,608
1.13%, 01/12/23(a)	EUR	100	118,741
1.13%, 03/27/26(a)	EUR	400	484,824
1.25%, 01/11/27(a)	EUR	400	512,086
2.63%, 03/21/24	EUR	500	643,871
2.75%, 07/14/28 (Call 07/14/23)(a)(b)	EUR	300	358,034
Series 29, 3.63%, 01/18/21	EUR	100	117,486
Caja Rural de Navarra SCC, 0.50%, 03/16/22(a)	EUR	300	353,645
Cajamar Caja Rural SCC, 0.88%, 06/18/23(a)	EUR	200	240,006
Canal de Isabel II Gestion SA, 1.68%, 02/26/25(a)	EUR	100	123,811
Cedulas TDA 6 Fond de Titulizacion de Activos, 3.88%, 05/23/25	EUR	300	417,302
Criteria Caixa SA, 1.50%, 05/10/23(a)	EUR	200	240,937
Deutsche Bank SA Espanola
0.63%, 12/15/21(a)	EUR	200	235,773
1.13%, 01/20/23(a)	EUR	100	120,318
Enagas Financiaciones SAU, 1.00%, 03/25/23(a)	EUR	100	119,597
FCC Aqualia SA, 2.63%, 06/08/27 (Call 03/08/27)(a)	EUR	150	188,578
FCC Servicios Medio Ambiente Holding SA, 1.66%, 12/04/26 (Call 09/23/26)(a)	EUR	100	121,073
Ferrovial Emisiones SA, 2.50%, 07/15/24(a)	EUR	100	126,832
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	300	362,699
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	500	610,690
1.62%, 11/29/29(a)	EUR	200	265,332
7.38%, 01/29/24	GBP	200	313,633
Iberdrola International BV
1.13%, 01/27/23(a)	EUR	200	240,113
3.25%, (Call 11/12/24)(a)(b)(c)	EUR	400	497,964
IM Cedulas 10 Fondo de Titulazion de Activos, 4.50%, 02/21/22	EUR	300	371,701
Inmobiliaria Colonial Socimi SA, 2.00%, 04/17/26(a)	EUR	300	369,461
Liberbank SA, 0.25%, 09/25/29(a)	EUR	200	242,438
Mapfre SA
1.63%, 05/19/26(a)	EUR	200	253,995
4.38%, 03/31/47 (Call 03/31/27)(a)(b)	EUR	100	130,178
Merlin Properties Socimi SA
1.75%, 05/26/25 (Call 02/26/25)(a)	EUR	105	124,259
2.23%, 04/25/23 (Call 01/25/23)(a)	EUR	100	120,582
Merlin Properties SOCIMI SA, 1.88%, 11/02/26 (Call 08/02/26)(a)	EUR	325	383,687
Naturgy Finance BV
1.25%, 04/19/26 (Call 01/19/26)(a)	EUR	500	617,970
1.50%, 01/29/28 (Call 10/29/27)(a)	EUR	300	381,329
NorteGas Energia Distribucion SAU, 2.07%, 09/28/27 (Call 06/28/27)(a)	EUR	100	126,557
Programa Cedulas TDA Fondo de Titulizacion de Activos
4.25%, 03/28/27	EUR	200	301,100

Security		Par (000)	Value

Spain (continued)
Series A4, 4.13%, 04/10/21	EUR	100	$118,837
Series A6, 4.25%, 04/10/31	EUR	300	509,596
Red Electrica Corp SA, 0.88%, 04/14/25 (Call 01/14/25)(a)	EUR	300	364,995
Red Electrica Financiaciones SAU, 1.00%, 04/21/26(a)	EUR	200	247,330
Repsol International Finance BV, 0.25%, 08/02/27 (Call 05/02/27)(a)	EUR	300	346,977
Santander Consumer Finance SA, 0.38%, 06/27/24(a)	EUR	500	587,224
Telefonica Emisiones SA
1.20%, 08/21/27 (Call 05/21/27)(a)	EUR	500	618,628
1.53%, 01/17/25(a)	EUR	200	248,488
1.81%, 05/21/32 (Call 11/21/31)(a)	EUR	200	257,569
1.96%, 07/01/39 (Call 01/01/39)(a)	EUR	125	164,493
2.32%, 10/17/28(a)	EUR	100	134,895
Telefonica Emisiones SAU
1.46%, 04/13/26(a)	EUR	200	250,489
1.72%, 01/12/28(a)	EUR	400	514,356
5.29%, 12/09/22(a)	GBP	300	425,010

			29,088,797

Supranational — 0.2%
Asian Development Bank, 2.65%, 01/11/23	AUD	500	369,475
Council of Europe Development Bank, 0.38%, 03/27/25(a)	EUR	500	607,463
Council Of Europe Development Bank, 1.13%, 12/15/21(a)	GBP	200	261,390
European Financial Stability Facility, 0.50%, 07/11/25(a)	EUR	1,000	1,226,365
European Investment Bank
0.38%, 07/16/25	EUR	1,400	1,710,323
1.38%, 03/07/25(a)	GBP	800	1,088,210
European Union, 1.38%, 10/04/29(a)	EUR	350	474,458
International Bank for Reconstruction & Development, 0.01%, 04/24/28	EUR	300	359,114
Nordic Investment Bank, 1.13%, 03/16/22(a)	GBP	200	261,910

			6,358,708

Sweden — 0.9%
Akelius Residential Property AB, 2.38%, 08/15/25 (Call 05/15/25)(a)	GBP	100	135,319
Atlas Copco AB, 0.63%, 08/30/26 (Call 05/30/26)(a)	EUR	100	121,481
Banco Santander SA, 1.38%, 07/31/24(a)	GBP	200	261,564
Danske Hypotek AB, Series 2112, 1.00%, 12/15/21(a)	SEK	2,000	227,371
Essity AB, 0.63%, 03/28/22 (Call 12/28/21)(a)	EUR	500	588,150
Fastighets AB Balder
1.13%, 01/29/27 (Call 10/29/26)(a)	EUR	150	173,485
1.25%, 01/28/28 (Call 10/28/27)(a)	EUR	100	114,961
Investor AB, 1.50%, 09/12/30 (Call 06/12/30)(a)	EUR	200	263,517
Lansforsakringar Hypotek AB
0.25%, 04/12/23(a)	EUR	550	652,680
0.63%, 03/27/25(a)	EUR	200	243,854
Series 516, 1.25%, 09/20/23(a)	SEK	2,500	290,844
Series 519, 1.50%, 09/16/26(a)	SEK	6,000	724,814
Molnlycke Holding AB, 1.75%, 02/28/24(a)	EUR	200	245,865
Nordea Hypotek AB
1.00%, 09/17/25	SEK	5,000	585,306
Series 5531, 1.00%, 04/08/22(a)	SEK	7,500	855,471
Series 5533, 1.25%, 09/20/23(a)	SEK	8,000	930,693

86	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden (continued)
SBAB Bank AB, 0.50%, 05/13/25(a)	EUR	300	$359,435
Securitas AB, 1.25%, 03/15/22(a)	EUR	200	237,361
Skandinaviska Enskilda Banken AB
0.15%, 02/11/21(a)	EUR	100	116,717
0.30%, 02/17/22(a)	EUR	320	375,730
0.38%, 02/09/26(a)	EUR	300	364,702
0.63%, 01/30/23(a)	EUR	700	836,905
0.63%, 11/12/29(a)	EUR	200	239,488
1.25%, 08/05/22(a)	GBP	200	262,228
Series 576, 1.00%, 12/20/23(a)	SEK	4,000	463,050
Series 579, 1.00%, 12/18/24(a)	SEK	8,000	932,733
Series 580, 1.00%, 12/17/25(a)	SEK	4,000	468,739
Stadshypotek AB
0.38%, 02/22/23(a)	EUR	200	238,032
0.38%, 02/21/24(a)	EUR	150	180,057
0.38%, 12/06/24(a)	EUR	200	241,490
0.38%, 03/13/26(a)	EUR	300	365,069
0.50%, 07/11/25(a)	EUR	300	365,788
0.63%, 11/10/21(a)	EUR	200	235,819
1.50%, 12/15/21(a)	SEK	2,000	228,629
1.50%, 03/01/24(a)	SEK	16,000	1,884,772
Series 1587, 1.50%, 06/01/23(a)	SEK	5,000	583,515
Series 1589, 1.50%, 12/03/24(a)	SEK	6,000	713,052
Series 1590, 1.00%, 09/03/25(a)	SEK	2,000	234,102
Series 1594, 2.00%, 09/01/28(a)	SEK	3,000	379,738
Svenska Handelsbanken AB
0.50%, 03/21/23(a)	EUR	700	830,977
1.00%, 04/15/25(a)	EUR	400	489,255
1.63%, 06/18/22(a)	GBP	184	242,699
Sveriges Sakerstallda Obligationer AB
0.25%, 04/19/23(a)	EUR	400	474,830
0.38%, 06/05/29(a)	EUR	300	368,850
0.50%, 01/29/25(a)	EUR	200	242,764
0.88%, 03/29/27(a)	EUR	100	126,008
1.00%, 03/17/21(a)	SEK	4,000	451,223
Series 145, 1.00%, 06/12/24(a)	SEK	10,000	1,161,614
Swedbank AB
0.25%, 11/07/22(a)	EUR	500	587,696
1.25%, 12/29/21(a)	GBP	200	261,463
Swedbank Hypotek AB
0.13%, 07/18/22(a)	EUR	150	176,754
0.38%, 03/11/22(a)	EUR	100	117,976
0.50%, 02/05/26(a)	EUR	300	366,725
1.00%, 06/18/25(a)	SEK	8,600	1,005,587
1.13%, 12/07/21(a)	GBP	400	521,896
Series 189, 1.00%, 12/16/20(a)	SEK	2,000	224,978
Series 191, 1.00%, 06/15/22(a)	SEK	9,000	1,028,466
Series 194, 1.00%, 09/18/24(a)	SEK	7,000	814,766
Tele2 AB, 2.13%, 05/15/28 (Call 02/15/28)(a)	EUR	125	161,879
Telia Co. AB
2.13%, 02/20/34 (Call 11/20/33)(a)	EUR	200	275,762
3.00%, 04/04/78 (Call 04/04/23)(a)(b)	EUR	300	362,559
4.00%, 03/22/22(a)	EUR	100	123,108
4.75%, 11/16/21	EUR	280	343,147
Vattenfall AB, 6.88%, 04/15/39(a)	GBP	310	727,883
Volvo Treasury AB, 4.85%, 03/10/78 (Call 03/10/23)(a)(b)	EUR	250	313,097

			28,524,488

Security		Par (000)	Value

Switzerland — 0.9%
ABB Finance BV, 0.75%, 05/16/24 (Call 02/16/24)(a)	EUR	300	$361,563
Adecco International Financial Services BV, 1.25%, 11/20/29 (Call 08/20/29)(a)	EUR	125	155,387
Argentum Netherlands BV for Givaudan SA, 1.13%, 09/17/25 (Call 06/17/25)(a)	EUR	200	246,939
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 3.50%, 10/01/46 (Call 10/01/26)(a)(b)	EUR	200	264,062
Coca-Cola HBC Finance BV, 0.63%, 11/21/29 (Call 08/21/29)(a)	EUR	300	360,910
Credit Suisse Group AG
1.00%, 06/24/27 (Call 06/24/26)(a)(b)	EUR	560	666,314
1.25%, 07/17/25 (Call 07/17/24)(a)(b)	EUR	383	460,521
2.13%, 09/12/25 (Call 09/12/24)(a)(b)	GBP	200	267,581
Credit Suisse Group Funding Guernsey Ltd.
1.00%, 04/14/23(a)	CHF	200	223,215
1.25%, 04/14/22(a)	EUR	500	593,794
Credit Suisse Schweiz AG, 0.00%, 10/31/30(a)(e)	CHF	460	501,491
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (Call 05/19/27)(a)(b)(c)	EUR	200	262,790
Glencore Finance Europe Ltd.
1.75%, 03/17/25 (Call 12/17/24)(a)	EUR	360	439,122
1.88%, 09/13/23 (Call 06/13/23)(a)	EUR	200	243,440
6.00%, 04/03/22(a)	GBP	300	415,162
Helvetia Europe SA, 2.75%, 09/30/41 (Call 06/30/31)(a)(b)	EUR	100	120,409
Holcim Finance Luxembourg SA
1.38%, 05/26/23 (Call 02/26/23)(a)	EUR	470	568,097
2.25%, 05/26/28 (Call 02/26/28)(a)	EUR	200	264,025
LafargeHolcim Ltd., 3.00%, 11/22/22(a)	CHF	100	115,818
Lunar Funding V for Swisscom AG, 1.13%, 10/12/26(a)	EUR	450	564,073
Nestle Finance International Ltd.
0.75%, 11/08/21(a)	EUR	100	117,780
0.75%, 05/16/23 (Call 02/16/23)(a)	EUR	302	361,022
1.13%, 04/01/26 (Call 02/01/26)(a)	EUR	798	995,808
Nestle Holdings Inc., 0.25%, 10/04/27(a)	CHF	900	1,012,757
Novartis Finance SA
0.63%, 09/20/28(a)	EUR	100	124,004
1.38%, 08/14/30 (Call 05/14/30)(a)	EUR	520	686,858
Pfandbriefbank schweizerischer
Hypothekarinstitute AG
0.00%, 02/26/30(a)(e)	CHF	500	551,961
0.25%, 10/06/42(a)	CHF	400	456,543
Series 640, 0.38%, 09/23/43(a)	CHF	200	234,957
Series 670, 0.00%, 07/29/24(a)(e)	CHF	500	554,634
Series 675, 0.00%, 06/15/27(a)(e)	CHF	2,400	2,667,979
Series 682, 0.00%, 04/06/27(a)(e)	CHF	1,000	1,112,062
Series 691, 0.25%, 03/15/41(a)	CHF	200	226,835
Pfandbriefzentrale der schweizerischen Kantonalbanken AG
Series 472, 0.00%, 07/25/23(a)(e)	CHF	400	442,673
Series 482, 0.00%, 06/14/24(a)(e)	CHF	1,600	1,774,253
Series 483, 0.00%, 01/27/27(a)(e)	CHF	2,500	2,778,435
Series 519, 0.13%, 04/23/32(a)	CHF	400	445,567
Richemont International Holding SA
1.13%, 05/26/32 (Call 02/26/32)(a)	EUR	300	383,943
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	510	669,598
Roche Finance Europe BV, 0.50%, 02/27/23 (Call 11/27/22)(a)	EUR	462	548,929

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland (continued)
Roche Kapitalmarkt AG, Series 2024, 0.10%, 09/23/24 (Call 06/23/24)(a)	CHF	200	$222,535
Sika Capital BV, 1.50%, 04/29/31 (Call 01/29/31)(a)	EUR	100	130,406
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50 (Call 04/30/30)(a)(b)	EUR	100	124,868
Swiss Re Finance UK PLC
1.38%, 05/27/23(a)	EUR	250	301,798
2.71%, 06/04/52 (Call 06/04/32)(a)(b)	EUR	100	122,416
UBS AG/London
0.13%, 11/05/21 (Call 10/05/21)(a)	EUR	200	234,077
0.63%, 01/23/23 (Call 12/23/22)(a)	EUR	700	830,561
1.25%, 09/03/21(a)	EUR	330	389,755
1.38%, 04/16/21(a)	EUR	150	176,242
UBS Group AG, 0.25%, 01/29/26
(Call 01/29/25)(a)(b)	EUR	570	663,699
Zuercher Kantonalbank, 0.05%, 02/05/31(a)	CHF	500	548,868
Zurich Finance Ireland Designated Activity Co., 1.63%, 06/17/39 (Call 03/17/39)(a)	EUR	300	402,065

			27,388,601

United Arab Emirates — 0.0%
DP World PLC, 4.25%, 09/25/30(a)	GBP	100	142,922
Emirates Telecommunications Group Co. PJSC, 2.75%, 06/18/26 (a)	EUR	400	529,345
First Abu Dhabi Bank PJSC, 1.38%, 02/19/23(a)	GBP	200	261,028
MDGH-GMTN BV, 6.88%, 03/14/26(a)	GBP	100	165,284

			1,098,579

United Kingdom — 2.2%
3i Group PLC, 3.75%, 06/05/40 (Call 03/05/40)(a)	GBP	100	138,487
AA Bond Co. Ltd., 2.88%, 07/31/43 (Call 10/31/21)(a)	GBP	100	127,509
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP	100	183,478
Affordable Housing Finance PLC
2.89%, 08/11/45(a)	GBP	100	171,802
3.80%, 05/20/44(a)	GBP	100	191,477
Amcor UK Finance PLC, 1.13%, 06/23/27 (Call 04/23/27)	EUR	100	122,288
Anglian Water Services Financing PLC, 4.50%, 02/22/26(a)	GBP	100	143,711
Anglo American Capital PLC, 1.63%, 09/18/25(a)	EUR	300	368,944
Annington Funding PLC
2.65%, 07/12/25 (Call 06/12/25)(a)	GBP	100	138,131
3.18%, 07/12/29 (Call 04/12/29)(a)	GBP	240	344,015
3.69%, 07/12/34 (Call 04/12/34)(a)	GBP	300	452,738
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP	130	232,155
Aster Treasury PLC, 4.50%, 12/18/43(a)	GBP	100	193,301
Aviva PLC
1.88%, 11/13/27(a)	EUR	250	323,383
3.88%, 07/03/44 (Call 07/03/24)(a)(b)	EUR	450	569,477
5.13%, 06/04/50 (Call 06/04/30)(a)(b)	GBP	100	148,998
6.13%, (Call 09/29/22)(b)(c)	GBP	200	276,193
6.13%, 07/05/43 (Call 07/05/23)(a)(b)	EUR	200	264,139
6.88%, 05/20/58 (Call 05/20/38)(a)(b)	GBP	50	94,861
Babcock International Group PLC, 1.38%, 09/13/27 (Call 06/13/27)(a)	EUR	125	147,106
Bank of Scotland PLC, 4.88%, 12/20/24	GBP	125	191,215
Barclays Bank PLC, 6.63%, 03/30/22(a)	EUR	300	379,641
Barclays Bank UK PLC, 4.25%, 01/12/22(a)	GBP	100	135,481

Security		Par (000)	Value

United Kingdom (continued)
Barclays PLC
0.75%, 06/09/25 (Call 06/09/24)(a)(b)	EUR	500	$580,677
2.38%, 10/06/23 (Call 10/06/22)(a)(b)	GBP	317	418,607
3.13%, 01/17/24(a)	GBP	200	271,933
3.25%, 02/12/27(a)	GBP	300	417,571
3.25%, 01/17/33	GBP	100	140,813
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)(a)	EUR	200	237,990
2.25%, 01/16/30 (Call 10/16/29)(a)	EUR	326	411,358
2.38%, 01/19/23(a)	EUR	102	125,052
4.00%, 11/23/55 (Call 08/23/55)(a)	GBP	100	140,505
6.00%, 11/24/34(a)	GBP	250	436,284
7.25%, 03/12/24	GBP	150	233,830
BAT Netherlands Finance BV, 3.13%, 04/07/28 (Call 01/07/28)(a)	EUR	200	270,185
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)(a)	EUR	200	238,538
5.13%, 12/01/25(a)	GBP	200	318,443
BP Capital Markets PLC
1.08%, 06/26/25 (Call 03/26/25)(a)	EUR	153	186,942
1.10%, 11/15/34(a)	EUR	200	240,204
1.12%, 01/25/24 (Call 10/25/23)(a)	EUR	300	363,171
1.23%, 05/08/31(a)	EUR	300	369,611
1.57%, 02/16/27(a)	EUR	150	188,948
1.95%, 03/03/25(a)	EUR	650	821,866
2.27%, 07/03/26(a)	GBP	200	279,940
2.82%, 04/07/32(a)	EUR	190	271,712
3.25%, (Call 03/22/26)(a)(b)(c)	EUR	600	718,458
4.25%, (Call 03/22/27)(a)(b)(c)	GBP	100	134,634
Series MPLE, 3.47%, 05/15/25(a)	CAD	300	244,000
British Telecommunications PLC
1.13%, 03/10/23(a)	EUR	300	359,229
1.75%, 03/10/26(a)	EUR	390	489,195
2.13%, 09/26/28(a)	EUR	100	130,122
3.13%, 11/21/31 (Call 08/21/31)(a)	GBP	200	287,369
Broadgate Financing PLC, Series C2, 5.10%, 04/05/35(a)	GBP	114	172,770
BUPA Finance PLC, 2.00%, 04/05/24(a)	GBP	200	268,199
Cadent Finance PLC
2.13%, 09/22/28(a)	GBP	250	340,948
3.13%, 03/21/40(a)	GBP	300	444,126
Catalyst Housing Ltd., 3.13%, 10/31/47(a)	GBP	100	159,025
Centrica PLC, 7.00%, 09/19/33(a)	GBP	150	304,209
Channel Link Enterprises Finance PLC
Series A5, 3.04%, 06/30/50 (Call 06/20/29)(a)(b)	GBP	150	197,195
Series A7, 1.76%, 06/30/50 (Call 06/20/22)(a)(b)	EUR	285	329,290
Circle Anglia Social Housing PLC, 7.25%,
11/12/38(a)	GBP	50	119,446
Clarion Funding PLC
1.88%, 01/22/35(a)	GBP	200	267,470
2.63%, 01/18/29(a)	GBP	100	143,610
Clydesdale Bank PLC, 0.01%, 09/22/26	EUR	200	236,178
CNH Industrial Finance Europe SA
1.38%, 05/23/22 (Call 02/23/22)(a)	EUR	350	415,268
1.75%, 03/25/27 (Call 12/25/26)(a)	EUR	200	243,237
Coca-Cola European Partners PLC, 1.88%, 03/18/30 (Call 12/18/29)(a)	EUR	200	262,702
Compass Group Finance Netherlands BV, 0.63%, 07/03/24 (Call 04/03/24)(a)	EUR	275	329,053
Coventry Building Society, 5.88%, 09/28/22(a)	GBP	200	283,620

88	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
CPUK Finance Ltd., 3.69%, 08/28/28 (Call 05/28/28)(a)	GBP	100	$132,680
Diageo Finance PLC
2.38%, 05/20/26 (Call 02/20/26)(a)	EUR	300	395,744
2.50%, 03/27/32 (Call 12/27/31)(a)	EUR	200	284,519
DS Smith PLC, Series EMT7, 1.38%, 07/26/24 (Call 04/26/24)(a)	EUR	350	419,088
DWR Cymru Financing UK PLC, 1.38%, 03/31/33(a)	GBP	200	263,004
Eastern Power Networks PLC, 5.75%, 03/08/24(a)	GBP	50	75,529
easyJet PLC, 1.13%, 10/18/23 (Call 07/18/23)(a)	EUR	200	203,942
Eversholt Funding PLC, 3.53%, 08/07/42(a)	GBP	100	144,335
Experian Finance PLC, 3.25%, 04/07/32(a)	GBP	100	152,668
G4S International Finance PLC, 1.50%, 06/02/24 (Call 03/02/24)(a)	EUR	200	234,855
Gatwick Funding Ltd.
2.88%, 07/05/51(a)	GBP	100	111,260
6.13%, 03/02/28(a)	GBP	100	149,427
GlaxoSmithKline Capital PLC
1.00%, 09/12/26 (Call 06/12/26)(a)	EUR	400	496,291
1.63%, 05/12/35(a)	GBP	200	263,904
3.38%, 12/20/27(a)	GBP	200	306,177
4.00%, 06/16/25	EUR	256	356,461
5.25%, 12/19/33	GBP	200	381,810
6.38%, 03/09/39	GBP	200	451,681
Global Switch Holdings Ltd., 2.25%, 05/31/27 (Call 02/28/27)(a)	EUR	210	263,684
Great Rolling Stock Co. Ltd. (The), 6.88%, 07/27/35(a)	GBP	69	114,743
Greene King Finance PLC, 3.59%, 03/15/35(a)	GBP	149	187,537
Guinness Partnership Ltd. (The), 2.00%, 04/22/55(a)	GBP	100	136,999
Hammerson PLC
1.75%, 03/15/23 (Call 12/15/22)(a)	EUR	200	211,979
7.25%, 04/21/28(a)	GBP	25	33,900
Heathrow Funding Ltd.
1.50%, 02/11/30 (Call 11/02/21)(a)	EUR	336	377,730
2.75%, 08/09/51(a)	GBP	100	116,882
5.23%, 02/15/23(a)	GBP	310	428,419
6.45%, 12/10/31(a)	GBP	300	521,400
Series MPLE, 3.78%, 09/04/32 (Call 06/04/30)(a)	CAD	200	153,064
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (Call 11/05/31)(a)(b)(c)	GBP	200	372,384
HSBC Bank PLC
5.38%, 08/22/33(a)	GBP	200	338,932
6.50%, 07/07/23(a)	GBP	50	73,482
HSBC Holdings PLC
0.88%, 09/06/24(a)	EUR	337	402,333
1.50%, 12/04/24 (Call 12/04/23)(a)(b)	EUR	400	484,405
2.26%, 11/13/26 (Call 11/13/25)(a)(b)	GBP	440	588,286
3.00%, 07/22/28 (Call 07/22/27)(b)	GBP	220	305,652
3.13%, 06/07/28	EUR	200	270,443
3.20%, 12/05/23	CAD	200	158,838
6.00%, 03/29/40(a)	GBP	150	259,364
6.50%, 05/20/24(a)	GBP	50	76,582
6.75%, 09/11/28(a)	GBP	150	252,120
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)(a)	EUR	218	264,077
4.88%, 06/07/32 (Call 03/07/32)(a)	GBP	100	156,017
8.13%, 03/15/24(a)	GBP	150	236,541
9.00%, 02/17/22(a)	GBP	150	214,451

Security		Par (000)	Value

United Kingdom (continued)
Informa PLC, 1.50%, 07/05/23 (Call 06/05/23)(a)	EUR	300	$350,311
InterContinental Hotels Group PLC, 3.75%, 08/14/25 (Call 05/14/25)(a)	GBP	200	267,098
ITV PLC, 1.38%, 09/26/26 (Call 06/26/26)(a)	EUR	100	115,765
Kennedy Wilson Europe Real Estate Ltd., 3.25%, 11/12/25 (Call 08/12/25)(a)	EUR	100	114,274
Land Securities Capital Markets PLC
2.38%, 03/29/29(a)	GBP	100	137,173
2.63%, 09/22/39(a)	GBP	340	477,959
Leeds Building Society, 4.88%, 11/16/20(a)	GBP	100	129,520
Legal & General Group PLC
3.75%, 11/26/49 (Call 11/26/29)(a)(b)	GBP	100	132,015
5.13%, 11/14/48 (Call 11/14/28)(a)(b)	GBP	200	293,369
5.38%, 10/27/45 (Call 10/27/25)(a)(b)	GBP	100	146,749
Lloyds Bank Corporate Markets PLC
0.38%, 01/28/25(a)	EUR	200	234,962
1.75%, 07/11/24(a)	GBP	220	291,384
2.38%, 04/09/26(a)	EUR	400	514,696
Lloyds Bank PLC
0.13%, 06/18/26(a)	EUR	500	598,197
0.63%, 03/26/25(a)	EUR	300	365,397
5.13%, 03/07/25(a)	GBP	200	311,223
6.00%, 02/08/29(a)	GBP	200	367,670
7.50%, 04/15/24(a)	GBP	330	522,559
7.63%, 04/22/25(a)	GBP	100	163,532
9.63%, 04/06/23(a)	GBP	140	216,332
Lloyds Banking Group PLC
0.63%, 01/15/24 (Call 01/15/23)(a)(b)	EUR	570	667,888
0.75%, 11/09/21(a)	EUR	100	117,419
4.00%, 03/07/25	AUD	250	192,165
4.50%, 03/18/30 (Call 03/18/25)(a)(b)	EUR	200	260,120
Logicor UK PLC, 1.88%, 11/17/26(a)	GBP	200	271,915
London & Quadrant Housing Trust
2.63%, 02/28/28 (Call 11/28/27)(a)	GBP	200	278,874
3.13%, 02/28/53 (Call 11/28/52)(a)	GBP	100	158,054
London & Quadrant Housing Trust Ltd., 5.50%, 01/27/40(a)	GBP	50	99,419
London Stock Exchange Group PLC, 1.75%, 12/06/27 (Call 09/06/27)(a)	EUR	250	319,148
M&G PLC
5.56%, 07/20/55 (Call 07/20/35)(a)(b)	GBP	200	290,796
5.63%, 10/20/51 (Call 10/20/31)(a)(b)	GBP	235	347,680
Manchester Airport Group Funding PLC
2.88%, 09/30/44(a)	GBP	100	115,312
4.13%, 04/02/24(a)	GBP	100	137,058
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP	100	156,999
Metropolitan Funding PLC, 4.13%, 04/05/48(a)	GBP	100	166,029
Motability Operations Group PLC
0.38%, 01/03/26(a)	EUR	200	238,577
2.38%, 03/14/32(a)	GBP	200	289,249
3.63%, 03/10/36(a)	GBP	130	217,329
4.38%, 02/08/27(a)	GBP	100	157,137
National Grid Gas PLC, 1.38%, 02/07/31 (Call 11/07/30)(a)	GBP	200	262,867
National Westminster Bank PLC, 0.50%, 05/15/24(a)	EUR	350	420,450
Nationwide Building Society
0.50%, 02/23/24(a)	EUR	100	120,421
0.63%, 03/25/27(a)	EUR	150	186,460
1.13%, 06/03/22 (a)	EUR	250	296,964

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
2.00%, 07/25/29 (Call 07/25/24)(a)(b)	EUR	350	$419,855
2.25%, 06/25/29(a)	EUR	300	425,339
3.25%, 01/20/28(a)	GBP	100	149,917
Natwest Group PLC
0.75%, 11/15/25 (Call 11/15/24)(a)(b)	EUR	400	466,485
2.50%, 03/22/23(a)	EUR	310	380,126
3.13%, 03/28/27 (Call 03/28/26)(a)(b)	GBP	250	346,779
3.62%, 08/14/30 (Call 05/14/25)(a)(b)	GBP	100	135,878
Natwest Markets PLC, 0.63%, 03/02/22(a)	EUR	500	586,671
Network Rail Infrastructure Finance PLC
4.75%, 01/22/24(a)	GBP	50	74,174
4.75%, 11/29/35	GBP	50	100,779
Next Group PLC, 3.00%, 08/26/25 (Call 05/26/25)(a)	GBP	130	176,533
NGG Finance PLC
2.13%, 09/05/82 (Call 06/05/27)(a)(b)	EUR	200	230,349
5.63%, 06/18/73 (Call 06/18/25)(a)(b)	GBP	400	583,169
NIE Finance PLC, 2.50%, 10/27/25 (Call 07/27/25)(a)	GBP	300	419,332
Northumbrian Water Finance PLC, 1.63%, 10/11/26(a)	GBP	410	551,521
Notting Hill Genesis
3.75%, 12/20/32(a)	GBP	100	154,080
5.25%, 07/07/42(a)	GBP	150	286,290
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP	100	159,391
Peabody Capital No. 2 PLC, 3.25%, 09/14/48(a)	GBP	100	162,281
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP	100	153,404
Phoenix Group Holdings PLC
4.13%, 07/20/22(a)	GBP	250	335,036
5.63%, 04/28/31 (Call 01/28/31)(a)	GBP	100	147,875
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP	100	147,063
Prs Finance PLC, 2.00%, 01/23/29(a)	GBP	200	283,534
Prudential PLC, 6.13%, 12/19/31(a)	GBP	200	341,357
RELX Capital Inc., 1.30%, 05/12/25 (Call 02/12/25)	EUR	350	432,135
Rentokil Initial PLC, 0.88%, 05/30/26 (Call 02/28/26)(a)	EUR	100	120,704
RL Finance Bonds No. 2 PLC, 6.13%, 11/30/43 (Call 11/30/23)(a)(b)	GBP	100	144,270
RL Finance Bonds No. 4 PLC, 4.88%, 10/07/49 (Call 04/07/39)(a)(b)	GBP	100	134,535
Rothesay Life PLC, 3.38%, 07/12/26(a)	GBP	100	133,095
Royal Mail PLC, 2.38%, 07/29/24 (Call 04/29/24)(a)	EUR	250	314,399
Sanctuary Capital PLC, 6.70%, 03/23/39	GBP	50	116,506
Santander UK Group Holdings PLC
1.13%, 09/08/23(a)	EUR	400	475,482
2.92%, 05/08/26 (Call 05/08/25)(a)(b)	GBP	200	273,700
Santander UK PLC
0.05%, 01/12/27(a)	EUR	100	118,899
0.10%, 05/12/24	EUR	200	237,079
0.25%, 08/09/21(a)	EUR	100	117,144
1.13%, 03/10/25(a)	EUR	300	366,725
1.25%, 09/18/24(a)	EUR	240	297,425
5.25%, 02/16/29(a)	GBP	150	264,435
Scottish Widows Ltd., 5.50%, 06/16/23(a)	GBP	310	439,915
Segro PLC, 2.38%, 10/11/29(a)	GBP	100	142,663
Severn Trent Utilities Finance PLC
2.75%, 12/05/31(a)	GBP	100	149,759
3.63%, 01/16/26(a)	GBP	100	147,549
Sky Ltd.
1.50%, 09/15/21(a)	EUR	300	355,140

Security		Par (000)	Value

United Kingdom (continued)
2.25%, 11/17/25(a)	EUR	200	$260,372
6.00%, 05/21/27	GBP	200	341,660
Smiths Group PLC, 2.00%, 02/23/27 (Call 11/23/26)(a)	EUR	100	124,719
South Eastern Power Networks PLC, 5.63%, 09/30/30(a)	GBP	300	541,520
Southern Electric Power Distribution PLC, 5.50%, 06/07/32(a)	GBP	150	277,446
Southern Gas Networks PLC, 3.10%, 09/15/36 (Call 06/15/36)(a)	GBP	200	308,125
Southern Water Services Finance Ltd. 6.19%, 03/31/29(a)	GBP	25	44,605
Series A4, 6.64%, 03/31/26(a)	GBP	240	387,993
SP Transmission PLC, 2.00%, 11/13/31 (Call 08/13/31)(a)	GBP	100	138,250
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	400	484,573
8.38%, 11/20/28(a)	GBP	180	355,683
Stagecoach Group PLC, 4.00%, 09/29/25 (Call 06/29/25)(a)	GBP	100	131,113
Standard Chartered PLC
1.63%, 10/03/27 (Call 10/03/26)(a)(b)	EUR	150	183,499
3.13%, 11/19/24(a)	EUR	390	496,386
3.63%, 11/23/22(a)	EUR	200	247,332
4.38%, 01/18/38(a)	GBP	100	174,852
Student Finance PLC, 2.67%, 09/30/29(a)	GBP	100	128,307
Swan Housing Capital PLC, 3.63%, 03/05/48(a)	GBP	100	145,817
Tesco Corporate Treasury Services PLC, 0.88%,
05/29/26 (Call 02/28/26)(a)	EUR	200	238,995
Tesco Personal Finance Group PLC, 3.50%,
07/25/25 (Call 07/25/24)(a)	GBP	100	135,362
Tesco PLC, 5.13%, 04/10/47(a)	EUR	50	84,075
Tesco Property Finance 3 PLC, 5.74%, 04/13/40(a)	GBP	288	492,585
Tesco Property Finance 6 PLC, 5.41%, 07/13/44(a)	GBP	188	316,025
Thames Water Utilities Finance PLC
2.63%, 01/24/32(a)	GBP	100	140,041
3.50%, 02/25/28(a)	GBP	390	572,493
5.13%, 09/28/37(a)	GBP	160	295,052
THFC Funding No. 2 PLC, 6.35%, 07/08/41	GBP	150	326,098
UNITE USAF II PLC, 3.37%, 06/30/28(a)	GBP	100	134,287
United Utilities Water Finance PLC
1.75%, 02/10/38 (Call 11/10/37)(a)	GBP	200	265,657
2.00%, 02/14/25 (Call 11/14/24)(a)	GBP	250	342,441
2.63%, 02/12/31 (Call 11/12/30)(a)	GBP	200	295,363
University of Cambridge, 2.35%, 06/27/78(a)	GBP	100	195,251
University of Oxford, 2.54%, 12/08/2117(a)	GBP	100	181,422
Virgin Money UK PLC, 3.13%, 06/22/25 (Call 06/22/24)(a)(b)	GBP	250	325,704
Vodafone Group PLC
0.38%, 12/03/24(a)	CHF	100	110,902
0.50%, 01/30/24(a)	EUR	230	272,732
1.13%, 11/20/25(a)	EUR	370	454,785
1.50%, 07/24/27(a)	EUR	220	277,860
1.60%, 07/29/31(a)	EUR	200	256,747
1.75%, 08/25/23(a)	EUR	600	735,777
2.50%, 05/24/39(a)	EUR	350	480,422
3.00%, 08/12/56(a)	GBP	100	136,101
4.20%, 12/13/27(a)	AUD	400	321,886
5.63%, 12/04/25	GBP	50	79,933
5.90%, 11/26/32(a)	GBP	50	94,129

90	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Wales & West Utilities Finance PLC, 1.88%, 05/28/41(a)	GBP	100	$130,986
Wellcome Trust Ltd. (The)
1.13%, 01/21/27 (Call 10/21/26)(a)	EUR	100	125,282
2.52%, 02/07/2118(a)	GBP	150	277,418
Western Power Distribution South West PLC, 2.38%, 05/16/29(a)	GBP	100	140,311
Western Power Distribution West Midlands PLC
3.88%, 10/17/24 (Call 07/17/24)(a)	GBP	270	388,525
5.75%, 04/16/32(a)	GBP	100	186,786
6.00%, 05/09/25(a)	GBP	150	237,905
Whitbread Group PLC, 3.38%, 10/16/25 (Call 07/16/25)(a)	GBP	100	128,532
WPP Finance SA
2.25%, 09/22/26(a)	EUR	207	268,103
3.75%, 05/19/32(a)	GBP	100	143,227
Yorkshire Building Society
0.75%, 11/10/22(a)	EUR	400	477,626
1.25%, 03/17/22(a)	EUR	100	118,569
Yorkshire Water Finance PLC, 3.63%, 08/01/29	GBP	200	303,188

			69,783,809

United States — 2.4%
3M Co., 0.38%, 02/15/22 (Call 11/15/21)	EUR	280	328,627
Abbott Ireland Financing DAC, 1.50%, 09/27/26 (Call 06/27/26)(a)	EUR	400	507,241
AbbVie Inc.
0.75%, 11/18/27 (Call 08/18/27)	EUR	300	361,123
1.25%, 06/01/24 (Call 03/01/24)(a)	EUR	100	121,162
1.38%, 05/17/24 (Call 02/17/24)	EUR	200	243,274
1.50%, 11/15/23 (Call 10/15/23)(a)	EUR	270	328,735
Albemarle New Holding GmbH, 1.63%, 11/25/28 (Call 08/25/28)(a)	EUR	200	239,311
Altria Group Inc., 2.20%, 06/15/27 (Call 04/15/27)	EUR	350	444,370
American Honda Finance Corp., 1.38%, 11/10/22	EUR	200	240,314
American International Group Inc., 1.88%, 06/21/27 (Call 03/21/27)	EUR	150	188,499
American Tower Corp.
1.95%, 05/22/26 (Call 02/22/26)	EUR	125	158,632
1.95%, 05/22/26 (Call 02/22/26)	EUR	100	126,906
Amgen Inc.
0.41%, 03/08/23(a)	CHF	100	110,682
4.00%, 09/13/29(a)	GBP	200	318,913
Apple Inc.
0.38%, 11/25/24(a)	CHF	400	450,965
0.50%, 11/15/31 (Call 08/15/31)	EUR	300	366,012
0.75%, 02/25/30(a)	CHF	150	177,084
0.88%, 05/24/25 (Call 02/24/25)	EUR	540	660,570
2.51%, 08/19/24 (Call 06/19/24)	CAD	200	159,052
3.05%, 07/31/29	GBP	200	311,023
3.35%, 01/10/24(a)	AUD	150	114,815
Archer-Daniels-Midland Co., 1.00%, 09/12/25 (Call 06/12/25)	EUR	150	184,350
AT&T Inc.
0.25%, 03/04/26 (Call 02/04/26)	EUR	800	935,374
1.30%, 09/05/23 (Call 06/05/23)	EUR	340	410,366
1.45%, 06/01/22 (Call 03/01/22)	EUR	300	357,339
1.60%, 05/19/28 (Call 02/19/28)	EUR	550	689,153
2.60%, 12/17/29 (Call 09/17/29)	EUR	155	210,837
3.15%, 09/04/36 (Call 06/04/36)	EUR	300	425,503
3.55%, 12/17/32 (Call 09/17/32)	EUR	200	297,032

Security		Par (000)	Value

United States (continued)
4.38%, 09/14/29	GBP	200	$313,250
4.60%, 09/19/28(a)	AUD	100	83,771
4.88%, 06/01/44	GBP	150	258,751
5.50%, 03/15/27(a)	GBP	150	242,459
7.00%, 04/30/40	GBP	250	523,600
Series MPLE, 2.85%, 05/25/24 (Call 03/25/24)	CAD	200	157,912
Series MPLE, 4.00%, 11/25/25 (Call 09/25/25)	CAD	150	125,460
Series MPLE, 4.85%, 05/25/47 (Call 11/25/46)	CAD	150	124,012
Bank of America Corp.
1.38%, 02/07/25 (Call 02/07/24)(a)(b)	EUR	500	605,774
1.66%, 04/25/28 (Call 04/25/27)(a)(b)	EUR	500	625,128
2.30%, 07/25/25(a)	GBP	200	276,164
2.93%, 04/25/25 (Call 04/25/24)(b)	CAD	200	158,571
3.65%, 03/31/29 (Call 03/31/28)(a)(b)	EUR	350	497,252
6.13%, 09/15/21(a)	GBP	200	271,388
Series MPLE, 3.41%, 09/20/25 (Call 09/20/24)(b)	CAD	200	161,615
Baxter International Inc.
0.40%, 05/15/24 (Call 04/15/24)	EUR	320	380,047
1.30%, 05/15/29 (Call 02/15/29)	EUR	250	315,572
Becton Dickinson Euro Finance Sarl, 1.21%, 06/04/26 (Call 03/04/26)	EUR	200	241,674
Berkshire Hathaway Finance Corp., 2.38%, 06/19/39 (Call 03/19/39)	GBP	450	651,812
Berkshire Hathaway Inc.
0.00%, 03/12/25 (Call 02/12/25)(e)	EUR	300	350,472
0.75%, 03/16/23 (Call 12/16/22)	EUR	530	630,045
1.13%, 03/16/27 (Call 12/16/26)	EUR	440	546,166
Blackstone Holdings Finance Co. LLC, 1.50%, 04/10/29 (Call 01/10/29)(a)	EUR	100	127,070
Booking Holdings Inc.
1.80%, 03/03/27 (Call 12/03/26)	EUR	130	161,658
2.15%, 11/25/22 (Call 08/25/22)	EUR	383	463,385
Celanese U.S. Holdings LLC, 1.13%, 09/26/23 (Call 06/26/23)	EUR	381	449,764
Citigroup Inc.
0.75%, 10/26/23 (Call 07/26/23)(a)	EUR	650	773,492
1.25%, 04/10/29 (Call 03/10/29)(a)	EUR	200	246,305
1.38%, 10/27/21(a)	EUR	400	473,828
1.50%, 10/26/28 (Call 07/26/28)(a)	EUR	500	626,450
5.15%, 05/21/26(a)	GBP	300	470,166
7.38%, 09/01/39(a)	GBP	100	238,954
Coca-Cola Co. (The)
0.25%, 12/22/22(a)	CHF	50	55,302
0.75%, 03/09/23 (Call 12/09/22)	EUR	350	416,308
1.63%, 03/09/35 (Call 12/09/34)	EUR	550	744,423
Colgate-Palmolive Co., 0.50%, 03/06/26 (Call 01/06/26)	EUR	360	436,040
Comcast Corp.
1.25%, 02/20/40 (Call 08/20/39)	EUR	300	362,975
1.88%, 02/20/36 (Call 11/20/35)	GBP	100	133,211
CyrusOne LP/CyrusOne Finance Corp., 1.45%, 01/22/27 (Call 11/22/26)	EUR	100	116,614
Danaher Corp., 2.50%, 03/30/30 (Call 12/30/29)	EUR	100	137,515
DH Europe Finance II Sarl
0.45%, 03/18/28 (Call 12/18/27)	EUR	125	147,118
0.75%, 09/18/31 (Call 06/18/31)	EUR	300	353,841
1.35%, 09/18/39 (Call 03/18/39)	EUR	200	241,830
DH Europe Finance Sarl
1.20%, 06/30/27 (Call 03/30/27)	EUR	300	372,456
2.50%, 07/08/25 (Call 04/08/25)	EUR	100	129,952

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Digital Dutch Finco BV, 1.50%, 03/15/30 (Call 12/15/29)(a)	EUR	300	$369,419
Digital Euro Finco LLC, 2.63%, 04/15/24 (Call 02/15/24)(a)	EUR	200	252,707
Digital Stout Holding LLC, 4.25%, 01/17/25 (Call 10/19/24)(a)	GBP	200	294,054
Dover Corp., 0.75%, 11/04/27 (Call 08/04/27)	EUR	200	238,428
Dow Chemical Co. (The), 1.13%, 03/15/32 (Call 12/15/31)	EUR	300	344,112
Eaton Capital Unlimited Co., 0.70%, 05/14/25 (Call 02/14/25)(a)	EUR	175	210,262
Ecolab Inc., 1.00%, 01/15/24 (Call 10/15/23)	EUR	350	421,698
Eli Lilly & Co.
0.63%, 11/01/31 (Call 08/01/31)	EUR	400	489,707
1.63%, 06/02/26 (Call 03/02/26)	EUR	250	318,822
Exxon Mobil Corp.
0.14%, 06/26/24 (Call 05/26/24)	EUR	200	235,369
0.84%, 06/26/32 (Call 03/26/32)	EUR	100	117,299
1.41%, 06/26/39 (Call 12/26/38)	EUR	250	290,947
FedEx Corp., 1.63%, 01/11/27 (Call 10/11/26)	EUR	240	303,422
Fidelity National Information Services Inc.
1.00%, 12/03/28 (Call 09/03/28)	EUR	350	423,797
1.10%, 07/15/24 (Call 04/15/24)	EUR	200	242,594
1.50%, 05/21/27 (Call 02/21/27)	EUR	350	438,324
2.25%, 12/03/29 (Call 09/03/29)	GBP	100	137,096
3.36%, 05/21/31 (Call 02/21/31)	GBP	150	225,570
Fiserv Inc.
1.63%, 07/01/30 (Call 04/01/30)	EUR	150	189,504
3.00%, 07/01/31 (Call 04/01/31)	GBP	100	146,084
Fresenius Medical Care AG & Co. KGaA
1.25%, 11/29/29 (Call 08/29/29)(a)	EUR	100	123,084
1.50%, 07/11/25 (Call 04/11/25)(a)	EUR	238	295,834
GE Capital European Funding Unlimited Co.
2.63%, 03/15/23(a)	EUR	340	419,649
4.63%, 02/22/27	EUR	100	137,919
GE Capital UK Funding Un Ltd. Co., 4.13%, 09/13/23(a)	GBP	100	138,897
GE Capital UK Funding Unlimited Co., 6.25%, 05/05/38	GBP	190	316,462
General Electric Co.
0.88%, 05/17/25 (Call 02/17/25)	EUR	430	501,682
2.13%, 05/17/37 (Call 02/17/37)	EUR	100	115,423
4.13%, 09/19/35(a)	EUR	200	277,176
5.25%, 12/07/28	GBP	200	303,408
General Motors Financial Co. Inc, 2.20%, 04/01/24 (Call 03/01/24)(a)	EUR	509	612,320
General Motors Financial Co. Inc., 2.35%, 09/03/25 (Call 07/07/25)(a)	GBP	200	260,361
General Motors Financial of Canada Ltd., Series 5, 3.25%, 11/07/23	CAD	200	154,551
Goldman Sachs Group Inc. (The)
0.50%, 12/04/24(a)	CHF	250	275,749
0.88%, 01/21/30(a)	EUR	400	472,295
1.63%, 07/27/26(a)	EUR	455	565,437
2.00%, 07/27/23(a)	EUR	420	516,218
2.00%, 03/22/28(a)	EUR	300	386,025
2.88%, 06/03/26(a)	EUR	63	83,305
5.50%, 10/12/21	GBP	200	270,245
7.25%, 04/10/28	GBP	195	355,460

Security		Par (000)	Value

United States (continued)
Harley-Davidson Financial Services Inc., 0.90%, 11/19/24 (Call 08/19/24)(a)	EUR	200	$233,184
Honeywell International Inc., 0.75%, 03/10/32 (Call 12/10/31)	EUR	200	238,505
IBM Corp., 0.30%, 02/11/28	EUR	230	271,546
Illinois Tool Works Inc., 2.13%, 05/22/30 (Call 02/22/30)	EUR	260	359,011
International Business Machines Corp.
0.30%, 11/02/26	JPY	100,000	954,218
0.30%, 02/11/28	EUR	500	590,317
0.38%, 01/31/23	EUR	350	413,438
1.13%, 09/06/24	EUR	510	625,262
1.75%, 01/31/31	EUR	155	205,722
International Flavors & Fragrances Inc, 1.80%, 09/25/26 (Call 06/25/26)	EUR	100	123,945
International Flavors & Fragrances Inc., 1.80%, 09/25/26 (Call 06/25/26)	EUR	100	123,945
John Deere Canada Funding Inc., 3.02%, 07/13/23	CAD	200	158,841
John Deere Cash Management SA
0.50%, 09/15/23(a)	EUR	330	394,614
2.20%, 04/02/32(a)	EUR	250	349,469
John Deere Financial Inc., 2.58%, 10/16/26	CAD	200	161,321
Johnson & Johnson
0.65%, 05/20/24 (Call 02/20/24)	EUR	200	241,175
1.65%, 05/20/35 (Call 02/20/35)	EUR	200	285,724
Johnson Controls International PLC, 1.00%,
09/15/23 (Call 06/15/23)	EUR	200	240,518
JPMorgan Chase & Co.
0.50%, 12/04/23(a)	CHF	50	55,860
1.05%, 11/04/32 (Call 11/04/31)(a)(b)	EUR	450	541,501
1.09%, 03/11/27 (Call 03/11/26)(a)(b)	EUR	400	484,032
1.50%, 10/26/22(a)	EUR	560	673,868
1.50%, 01/27/25(a)	EUR	420	519,320
1.81%, 06/12/29 (Call 06/12/28)(a)(b)	EUR	200	256,961
3.50%, 12/18/26(a)	GBP	100	150,817
Kellogg Co., 0.80%, 11/17/22	EUR	200	237,562
Liberty Mutual Finance Europe DAC, 1.75%, 03/27/24(a)	EUR	254	310,272
LYB International Finance II BV, 0.88%, 09/17/26 (Call 06/17/26)	EUR	200	237,068
Marsh & McLennan Companies Inc., 1.98%, 03/21/30 (Call 12/21/29)	EUR	100	131,693
Mastercard Inc., 1.10%, 12/01/22 (Call 09/01/22)	EUR	200	239,204
McDonald’s Corp.
0.17%, 10/04/24(a)	CHF	100	110,379
0.63%, 01/29/24(a)	EUR	500	596,828
0.90%, 06/15/26 (Call 04/15/26)(a)	EUR	200	244,479
0.90%, 06/15/26 (Call 04/15/26)(a)	EUR	100	122,239
1.75%, 05/03/28(a)	EUR	100	130,015
5.88%, 04/23/32(a)	GBP	25	46,939
McKesson Corp.
1.50%, 11/17/25 (Call 08/17/25)	EUR	250	309,072
3.13%, 02/17/29 (Call 11/17/28)	GBP	100	142,517
Medtronic Global Holdings SCA
0.38%, 03/07/23 (Call 02/07/23)	EUR	500	590,153
1.00%, 07/02/31 (Call 04/02/31)	EUR	100	123,455
1.13%, 03/07/27 (Call 12/07/26)	EUR	920	1,140,012
1.75%, 07/02/49 (Call 01/02/49)	EUR	400	503,667
Merck & Co. Inc., 0.50%, 11/02/24 (Call 08/02/24)	EUR	450	540,689

92	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Metropolitan Life Global Funding I
0.88%, 01/20/22(a)	EUR	370	$436,929
3.50%, 09/30/26(a)	GBP	400	596,704
Microsoft Corp., 2.13%, 12/06/21 (Call 09/06/21)	EUR	310	368,777
Mohawk Capital Finance SA, 1.75%, 06/12/27 (Call 04/12/27)	EUR	200	227,970
Mondelez International Holdings Netherlands BV, 0.88%, 10/01/31 (Call 07/01/31)(a)	EUR	150	184,346
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)(a)	CHF	50	55,020
1.63%, 01/20/23 (Call 10/20/22)	EUR	300	362,549
1.63%, 03/08/27 (Call 12/08/26)	EUR	181	230,193
Morgan Stanley
1.00%, 12/02/22	EUR	580	691,422
1.34%, 10/23/26 (Call 10/23/25)(b)	EUR	830	1,016,394
1.75%, 03/11/24	EUR	470	577,629
2.38%, 03/31/21	EUR	188	221,477
Series MPLE, 3.00%, 02/07/24	CAD	200	159,141
Mylan NV, 2.25%, 11/22/24 (Call 09/22/24)(a)	EUR	330	411,912
Nasdaq Inc.
0.88%, 02/13/30 (Call 11/13/29)	EUR	100	119,201
1.75%, 03/28/29 (Call 12/28/28)	EUR	200	256,717
National Grid North America Inc., 0.75%, 08/08/23(a)	EUR	350	417,348
New York Life Global Funding
0.25%, 01/23/27(a)	EUR	100	117,142
1.25%, 12/17/26(a)	GBP	110	146,663
1.63%, 12/15/23(a)	GBP	100	133,641
1.75%, 12/15/22(a)	GBP	134	177,893
Oracle Corp., 3.13%, 07/10/25	EUR	100	134,003
PepsiCo Inc.
1.13%, 03/18/31 (Call 12/18/30)	EUR	200	255,941
2.15%, 05/06/24 (Call 03/06/24)	CAD	200	156,562
Pfizer Inc.
0.25%, 03/06/22 (Call 02/06/22)	EUR	550	645,280
6.50%, 06/03/38(a)	GBP	150	347,380
Philip Morris International Inc.
1.45%, 08/01/39 (Call 05/01/39)	EUR	100	116,788
2.00%, 05/09/36 (Call 02/09/36)	EUR	100	128,765
2.88%, 03/03/26	EUR	400	533,427
PPG Industries Inc., 0.88%, 03/13/22 (Call 12/13/21)	EUR	150	176,620
Procter & Gamble Co. (The)
0.50%, 10/25/24	EUR	400	481,609
2.00%, 08/16/22(a)	EUR	200	242,915
Procter & Gamble Co.(The), 1.88%, 10/30/38	EUR	100	147,214
Prologis Euro Finance LLC
1.00%, 02/06/35 (Call 11/06/34)	EUR	200	241,066
1.50%, 09/10/49 (Call 03/10/49)	EUR	100	123,002
1.88%, 01/05/29 (Call 10/05/28)	EUR	100	131,014
Public Storage, 0.88%, 01/24/32 (Call 10/24/31)	EUR	100	118,148
Schlumberger Finance BV, 1.38%, 10/28/26 (Call 07/28/26)(a)	EUR	500	619,345
SES SA, 0.88%, 11/04/27 (Call 08/04/27)(a)	EUR	200	231,593
Simon International Finance SCA, 1.25%, 05/13/25 (Call 02/13/25)(a)	EUR	270	322,806
Southern Power Co., Series 2016, 1.00%, 06/20/22	EUR	300	355,710
Stryker Corp., 2.63%, 11/30/30 (Call 08/30/30)	EUR	260	362,125
Thermo Fisher Scientific Inc.
0.50%, 03/01/28 (Call 12/01/27)	EUR	175	208,264

Security		Par (000)	Value

United States (continued)
1.40%, 01/23/26 (Call 11/23/25)	EUR	200	$249,767
1.45%, 03/16/27 (Call 12/16/26)	EUR	300	378,764
1.88%, 10/01/49 (Call 04/01/49)	EUR	300	374,241
Time Warner Cable LLC, 5.75%, 06/02/31	GBP	150	248,531
Toyota Motor Credit Corp.
0.25%, 07/16/26(a)	EUR	200	236,231
0.63%, 11/21/24(a)	EUR	320	383,942
0.75%, 07/21/22(a)	EUR	370	438,265
1.00%, 03/09/21(a)	EUR	50	58,502
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR	350	444,741
5.13%, 02/12/50(a)	GBP	50	110,544
Upjohn Finance BV, 1.91%, 06/23/32 (Call 03/23/32)(a)	EUR	200	248,283
Verizon Communications Inc.
0.88%, 04/02/25	EUR	690	838,958
1.00%, 11/30/27(a)	CHF	200	231,045
1.38%, 10/27/26	EUR	100	125,481
1.38%, 11/02/28	EUR	700	886,318
1.85%, 05/18/40 (Call 11/18/39)	EUR	100	130,287
3.38%, 10/27/36	GBP	300	471,202
4.05%, 02/17/25(a)	AUD	200	158,428
4.50%, 08/17/27(a)	AUD	200	168,034
Series 20Y, 2.88%, 01/15/38	EUR	200	297,628
Series MPLE, 2.50%, 05/16/30 (Call 02/16/30)	CAD	200	155,812
VF Corp., 0.63%, 09/20/23 (Call 06/20/23)	EUR	200	238,074
Walgreens Boots Alliance Inc., 2.13%, 11/20/26 (Call 08/20/26)	EUR	200	251,263
Walmart Inc.
4.88%, 09/21/29	EUR	150	250,963
5.63%, 03/27/34(a)	GBP	300	605,469
5.75%, 12/19/30	GBP	145	276,807
Walt Disney Co. (The), Series MPLE, 3.06%, 03/30/27	CAD	200	162,373
Wells Fargo & Co.
0.50%, 04/26/24(a)	EUR	300	351,513
1.00%, 02/02/27(a)	EUR	200	238,002
1.38%, 06/30/22(a)	GBP	250	326,935
1.38%, 10/26/26(a)	EUR	250	303,967
1.50%, 09/12/22(a)	EUR	340	407,083
1.50%, 05/24/27(a)	EUR	250	306,192
1.74%, 05/04/30 (Call 05/04/29)(a)(b)	EUR	420	521,101
2.00%, 07/28/25(a)	GBP	330	445,874
2.13%, 09/24/31(a)	GBP	100	134,719
2.25%, 05/02/23(a)	EUR	100	122,851
3.18%, 02/08/24 (Call 01/08/24)	CAD	100	79,378
3.50%, 09/12/29(a)	GBP	100	149,418
3.87%, 05/21/25	CAD	25	20,318
Series MPLE, 2.09%, 04/25/22	CAD	200	152,739
Series MPLE, 2.49%, 02/18/27	CAD	300	232,850
Wells Fargo Bank N.A., 5.25%, 08/01/23(a)	GBP	350	504,693
Welltower Inc., 4.80%, 11/20/28 (Call 08/20/28)	GBP	100	151,926
Whirlpool Finance Luxembourg Sarl, 1.25%, 11/02/26 (Call 08/02/26)	EUR	200	245,709

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
WPC Eurobond BV
1.35%, 04/15/28 (Call 01/15/28)	EUR	100	$119,048
2.25%, 07/19/24 (Call 05/19/24)	EUR	100	124,767

			77,714,569

Total Corporate Bonds & Notes — 20.4% (Cost: $626,038,724)			658,619,522

Foreign Government Obligations

Australia — 2.5%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	4,710	3,315,900
0.25%, 11/21/25(a)	AUD	4,250	2,979,788
1.00%, 12/21/30(a)	AUD	5,000	3,566,693
1.00%, 11/21/31(a)	AUD	3,810	2,702,971
1.25%, 05/21/32	AUD	630	457,655
1.50%, 06/21/31(a)	AUD	870	650,144
1.75%, 06/21/51(a)	AUD	1,500	1,038,038
2.00%, 12/21/21(a)	AUD	2,650	1,901,606
2.25%, 11/21/22	AUD	1,210	886,856
2.25%, 05/21/28(a)	AUD	4,320	3,407,809
2.50%, 05/21/30(a)	AUD	2,262	1,838,725
2.75%, 04/21/24(a)	AUD	4,090	3,131,276
2.75%, 11/21/27(a)	AUD	5,460	4,427,718
2.75%, 11/21/28(a)	AUD	1,780	1,456,931
2.75%, 11/21/29(a)	AUD	2,960	2,442,509
2.75%, 06/21/35(a)	AUD	1,220	1,041,442
2.75%, 05/21/41(a)	AUD	1,190	1,008,872
3.00%, 03/21/47(a)	AUD	1,244	1,109,157
3.25%, 04/21/25(a)	AUD	3,660	2,916,138
3.25%, 04/21/29(a)	AUD	2,080	1,768,183
3.25%, 06/21/39(a)	AUD	1,217	1,103,125
3.75%, 04/21/37(a)	AUD	1,030	985,448
4.25%, 04/21/26(a)	AUD	3,088	2,630,037
4.50%, 04/21/33(a)	AUD	1,050	1,043,597
4.75%, 04/21/27(a)	AUD	2,188	1,958,145
5.50%, 04/21/23(a)	AUD	3,400	2,703,847
5.75%, 07/15/22(a)	AUD	3,700	2,847,869
Australian Capital Territory
1.25%, 05/22/25(a)	AUD	170	124,041
1.75%, 10/23/31	AUD	300	218,339
2.50%, 05/21/26(a)	AUD	60	46,775
Australian Government Bond, 0.50%, 09/21/26(a)	AUD	2,930	2,071,955
National Housing Finance and Investment Corp., 1.52%, 05/27/30(a)	AUD	500	368,288
New South Wales Treasury Corp.
1.25%, 03/20/25(a)	AUD	1,140	832,732
1.25%, 11/20/30	AUD	200	141,856
2.00%, 03/20/31	AUD	600	454,439
2.25%, 05/07/41	AUD	650	470,636
3.00%, 05/20/27(a)	AUD	1,600	1,295,095
3.00%, 03/20/28	AUD	540	440,417
3.00%, 11/15/28(a)	AUD	200	164,730
3.00%, 04/20/29(a)	AUD	1,150	946,654
4.00%, 04/20/23	AUD	500	383,875
4.00%, 05/20/26(a)	AUD	700	587,491
5.00%, 08/20/24	AUD	150	124,143
6.00%, 03/01/22	AUD	300	227,059

Security		Par (000)	Value

Australia (continued)
Northern Territory Treasury Corp.
2.00%, 05/21/29	AUD	400	$299,841
2.50%, 11/21/22	AUD	300	219,989
2.75%, 04/21/27	AUD	100	78,987
Queensland Treasury Corp.
1.75%, 08/21/31(a)(d)	AUD	1,710	1,261,262
2.75%, 08/20/27(d)	AUD	950	760,470
3.00%, 03/22/24(d)	AUD	1,650	1,266,172
3.25%, 07/21/28(d)	AUD	300	249,317
3.25%, 08/21/29(d)	AUD	342	287,159
3.50%, 08/21/30(d)	AUD	600	516,512
4.20%, 02/20/47(d)	AUD	300	286,619
4.25%, 07/21/23(d)	AUD	150	116,857
4.75%, 07/21/25(d)	AUD	2,680	2,269,860
5.75%, 07/22/24(a)	AUD	400	337,785
6.00%, 07/21/22(a)	AUD	170	131,357
South Australian Government Financing Authority
1.50%, 09/22/22(a)	AUD	100	72,014
2.25%, 08/15/24(a)	AUD	1,000	753,732
2.75%, 05/24/30	AUD	500	403,271
3.00%, 09/20/27(a)	AUD	350	284,212
5.00%, 05/20/21	AUD	80	57,677
Tasmanian Public Finance Corp.
2.00%, 01/24/30(a)	AUD	200	148,964
4.00%, 06/11/24(a)	AUD	40	31,724
Treasury Corp. of Victoria
1.50%, 11/20/30	AUD	760	551,125
1.75%, 07/27/21(a)	AUD	200	142,127
2.25%, 11/20/34	AUD	1,010	761,496
2.50%, 10/22/29	AUD	890	706,853
3.00%, 10/20/28(a)	AUD	760	622,797
5.50%, 12/17/24	AUD	620	527,960
6.00%, 10/17/22	AUD	880	688,621
Western Australian Treasury Corp.
1.75%, 10/22/31	AUD	1,000	740,712
2.50%, 07/23/24(a)	AUD	100	76,005
2.75%, 10/20/22(a)	AUD	800	590,480
2.75%, 07/24/29(a)	AUD	600	486,668
3.00%, 10/21/26(a)	AUD	150	121,079
3.00%, 10/21/27(a)	AUD	40	32,598
3.25%, 07/20/28(a)	AUD	500	416,547
5.00%, 07/23/25(a)	AUD	50	42,800

			80,560,653

Austria — 1.0%
Autobahnen- und Schnell- strassen-Finanzierungs AG, 0.10%, 07/09/29(a)	EUR	400	483,445
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(e)	EUR	150	173,445
Republic of Austria Government Bond
0.00%, 09/20/22(d)(e)	EUR	1,150	1,359,028
0.00%, 04/20/23(d)(e)	EUR	2,200	2,610,668
0.00%, 07/15/23(d)(e)	EUR	1,345	1,599,185
0.00%, 07/15/24(d)(e)	EUR	520	622,409
0.50%, 04/20/27(d)	EUR	1,364	1,708,130
0.50%, 02/20/29(d)	EUR	1,352	1,710,678
0.75%, 10/20/26(d)	EUR	1,720	2,175,084
0.75%, 02/20/28(d)	EUR	717	917,456
0.75%, 03/20/51(d)	EUR	570	797,056
0.85%, 06/30/2120(d)	EUR	280	431,928
1.20%, 10/20/25(d)	EUR	2,177	2,782,162

94	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Austria (continued)
1.50%, 02/20/47(d)	EUR	771	$1,247,109
1.50%, 11/02/86(d)	EUR	310	613,493
1.65%, 10/21/24(d)	EUR	1,664	2,125,259
2.10%, 09/20/2117(d)	EUR	560	1,469,282
2.40%, 05/23/34(d)	EUR	716	1,140,748
3.15%, 06/20/44(d)	EUR	640	1,314,107
3.40%, 11/22/22(d)	EUR	1,294	1,637,562
3.65%, 04/20/22(d)	EUR	465	576,825
3.80%, 01/26/62(d)	EUR	365	1,043,929
4.15%, 03/15/37(d)	EUR	1,451	2,910,400
4.85%, 03/15/26(d)	EUR	504	766,221
6.25%, 07/15/27	EUR	604	1,035,942

			33,251,551

Belgium — 1.6%
Flemish Community (The)
1.50%, 07/12/38(a)	EUR	100	142,388
1.50%, 04/11/44(a)	EUR	100	144,897
Kingdom of Belgium Government Bond
0.00%, 10/22/27(d)(e)	EUR	746	902,711
0.10%, 06/22/30(a)	EUR	800	976,582
0.20%, 10/22/23(d)	EUR	960	1,149,813
0.40%, 06/22/40(d)	EUR	690	847,984
0.50%, 10/22/24(d)	EUR	1,100	1,344,709
0.80%, 06/22/25(d)	EUR	1,410	1,758,903
0.80%, 06/22/27(d)	EUR	1,828	2,327,608
0.80%, 06/22/28(d)	EUR	2,579	3,314,235
0.90%, 06/22/29(d)	EUR	1,525	1,988,639
1.00%, 06/22/26(d)	EUR	1,310	1,669,713
1.00%, 06/22/31(d)	EUR	1,110	1,478,099
1.45%, 06/22/37(d)	EUR	1,140	1,653,550
1.60%, 06/22/47(d)	EUR	1,099	1,713,417
1.70%, 06/22/50(d)	EUR	892	1,444,492
1.90%, 06/22/38(d)	EUR	720	1,116,802
2.15%, 06/22/66(d)	EUR	664	1,326,863
2.25%, 06/22/23(a)	EUR	1,361	1,711,766
2.25%, 06/22/57(d)	EUR	627	1,198,325
2.60%, 06/22/24(d)	EUR	1,792	2,344,391
3.00%, 06/22/34(d)	EUR	1,660	2,781,788
3.75%, 06/22/45(a)	EUR	992	2,130,776
4.00%, 03/28/22	EUR	823	1,022,806
4.00%, 03/28/32(a)	EUR	1,970	3,438,114
4.25%, 09/28/22(d)	EUR	1,670	2,132,378
4.25%, 03/28/41(d)	EUR	1,432	3,051,224
4.50%, 03/28/26(d)	EUR	1,590	2,377,906
5.00%, 03/28/35(d)	EUR	660	1,346,700
5.50%, 03/28/28	EUR	1,187	2,014,891
Series 86, 1.25%, 04/22/33(a)	EUR	690	955,534
Ministeries Van de Vlaamse Gemeenschap, 1.00%, 10/13/36(a)	EUR	400	530,636
Region Wallonne Belgium, 0.25%, 05/03/26(a)	EUR	500	601,115

			52,939,755

Bulgaria — 0.0%
Bulgaria Government International Bond
0.38%, 09/23/30(a)	EUR	300	349,518
1.38%, 09/23/50(a)	EUR	100	115,225
2.95%, 09/03/24(a)	EUR	400	522,435
3.00%, 03/21/28(a)	EUR	100	141,083
3.13%, 03/26/35(a)	EUR	100	150,425

			1,278,686

Security		Par (000)	Value

Canada — 5.1%
Agence France Locale, 0.00%, 09/20/27(a)(e)	EUR	300	$355,794
Agricultural Development Bank of China, 3.12%, 07/17/22	CNY	37,000	5,518,413
Canada Housing Trust No. 1
0.95%, 06/15/25(d)	CAD	1,800	1,370,867
1.15%, 12/15/21(d)	CAD	200	151,522
1.50%, 12/15/21(d)	CAD	200	152,104
1.75%, 06/15/22(d)	CAD	1,750	1,343,340
1.75%, 06/15/30(d)	CAD	970	775,091
1.90%, 09/15/26(d)	CAD	160	128,068
1.95%, 12/15/25(d)	CAD	1,750	1,397,493
2.25%, 12/15/25(d)	CAD	100	80,998
2.35%, 06/15/23(d)	CAD	4,770	3,760,371
2.35%, 06/15/27(d)	CAD	700	577,346
2.35%, 03/15/28(d)	CAD	350	290,327
2.55%, 12/15/23(d)	CAD	800	639,010
2.55%, 03/15/25(d)	CAD	910	740,278
2.65%, 03/15/28(d)	CAD	200	169,117
2.65%, 12/15/28(d)	CAD	920	783,603
2.90%, 06/15/24(d)	CAD	1,350	1,099,217
3.15%, 09/15/23(d)	CAD	1,500	1,212,409
Canadian Government Bond
0.25%, 08/01/22	CAD	3,000	2,250,602
0.25%, 11/01/22	CAD	5,095	3,820,514
0.50%, 03/01/22	CAD	1,220	918,603
0.50%, 09/01/25	CAD	5,890	4,439,885
0.50%, 12/01/30	CAD	890	654,135
0.75%, 09/01/21	CAD	3,840	2,893,557
1.00%, 09/01/22	CAD	2,100	1,597,329
1.25%, 11/01/21	CAD	4,000	3,031,672
1.25%, 03/01/25	CAD	5,870	4,573,128
1.25%, 06/01/30	CAD	4,860	3,848,890
1.50%, 08/01/21	CAD	5,000	3,787,115
1.50%, 09/01/24	CAD	1,630	1,276,971
1.75%, 03/01/23	CAD	645	500,554
2.00%, 09/01/23	CAD	190	149,426
2.00%, 06/01/28	CAD	470	391,774
2.00%, 12/01/51	CAD	3,160	2,836,025
2.25%, 06/01/25	CAD	1,500	1,223,006
2.50%, 06/01/24	CAD	2,144	1,733,965
2.75%, 06/01/22	CAD	1,000	780,035
2.75%, 12/01/48	CAD	1,310	1,342,314
2.75%, 12/01/64	CAD	620	704,968
3.50%, 12/01/45	CAD	1,684	1,907,902
4.00%, 06/01/41	CAD	1,620	1,876,325
5.00%, 06/01/37	CAD	2,740	3,345,395
5.75%, 06/01/33	CAD	1,790	2,140,657
City of Montreal Canada
3.00%, 09/01/27	CAD	300	251,902
3.15%, 12/01/36	CAD	250	213,995
3.50%, 09/01/23	CAD	60	48,715
3.50%, 12/01/38	CAD	200	178,706
City of Ottawa Ontario, 3.10%, 07/27/48	CAD	100	85,283
City of Toronto Canada
2.40%, 06/07/27	CAD	250	203,249
2.80%, 11/22/49	CAD	200	161,258
2.95%, 04/28/35	CAD	50	41,929
3.20%, 08/01/48	CAD	100	86,919
3.50%, 12/06/21	CAD	400	310,373

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
CPPIB Capital Inc.
1.13%, 12/14/29(a)	GBP	250	$333,410
1.95%, 09/30/29(a)	CAD	500	396,850
European Investment Bank, 0.00%, 09/09/30(a)(e)	EUR	910	1,103,410
Export Development Canada, 0.25%, 03/07/26(a)	EUR	600	723,812
Hydro-Quebec
4.00%, 02/15/55	CAD	690	746,438
5.00%, 02/15/45	CAD	400	459,879
5.00%, 02/15/50	CAD	1,120	1,354,441
6.00%, 08/15/31	CAD	200	218,318
6.00%, 02/15/40	CAD	200	245,068
6.50%, 02/15/35	CAD	400	477,696
9.63%, 07/15/22	CAD	320	277,885
Italy Buoni Poliennali Del Tesoro, 0.50%, 02/01/26(a)	EUR	3,510	4,154,694
Japan Government Ten Year Bond, 0.10%, 06/20/30	JPY	613,650	5,910,211
Japan Government Thirty Year Bond, 0.60%, 06/20/50	JPY	163,200	1,548,402
Japan Government Twenty Year Bond, 0.40%, 06/20/40	JPY	253,900	2,424,412
Korea Housing Finance Co., 0.10%, 06/18/24(a)	EUR	300	354,061
Korea Treasury Bond
1.13%, 09/10/25	KRW	2,799,720	2,458,508
1.50%, 03/10/25	KRW	3,483,470	3,118,515
Labrador-Island Link Funding Trust, Series A 3.76%, 06/01/33(d)	CAD	300	283,904
Municipal Finance Authority of British Columbia
2.15%, 12/01/22	CAD	300	233,189
2.15%, 06/03/24	CAD	1,180	932,610
Muskrat Falls/Labrador Transmission Assets Funding Trust, Series A 3.63%, 06/01/29(d)	CAD	300	270,480
OMERS Finance Trust, 0.45%, 05/13/25(a)	EUR	250	299,361
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD	300	314,103
Ontario Teachers’ Finance Trust, 0.50%, 05/06/25(a)	EUR	200	240,367
OPB Finance Trust, Series F 2.98%, 01/25/27(Call 10/25/26)	CAD	200	165,598
Province of Alberta Canada
0.63%, 01/16/26(a)	EUR	200	243,113
1.60%, 09/01/22	CAD	250	191,761
2.05%, 06/01/30	CAD	600	469,601
2.20%, 06/01/26	CAD	300	239,953
2.35%, 06/01/25	CAD	350	280,583
2.55%, 12/15/22	CAD	200	156,930
2.55%, 06/01/27	CAD	580	474,022
2.90%, 12/01/28	CAD	550	462,242
2.90%, 09/20/29	CAD	300	252,296
3.05%, 12/01/48	CAD	700	591,085
3.10%, 06/01/50	CAD	600	514,330
3.30%, 12/01/46	CAD	990	866,858
3.45%, 12/01/43	CAD	25	22,269
3.90%, 12/01/33	CAD	200	185,447
Province of British Columbia Canada
0.88%, 10/08/25(a)	EUR	300	370,433
2.20%, 06/18/30	CAD	1,540	1,247,870
2.30%, 06/18/26	CAD	200	162,034
2.55%, 06/18/27	CAD	300	247,855
2.80%, 06/18/48	CAD	580	499,174
2.85%, 06/18/25	CAD	50	41,152

Security		Par (000)	Value

Canada (continued)
2.95%, 12/18/28	CAD	200	$171,206
2.95%, 06/18/50	CAD	620	553,896
3.20%, 06/18/44	CAD	400	362,644
3.25%, 12/18/21	CAD	650	503,903
3.30%, 12/18/23	CAD	400	326,174
4.30%, 06/18/42	CAD	410	430,817
4.95%, 06/18/40	CAD	170	189,989
5.00%, 06/18/31	CAD	120	121,826
6.35%, 06/18/31	CAD	40	44,613
Province of Manitoba Canada
0.75%, 12/15/21(a)	GBP	100	129,910
2.45%, 06/02/25	CAD	50	40,317
2.60%, 06/02/27	CAD	200	164,683
2.75%, 06/02/29	CAD	300	251,142
2.85%, 09/05/46	CAD	190	157,771
3.00%, 06/02/28	CAD	300	254,458
3.20%, 03/05/50	CAD	230	206,169
3.25%, 09/05/29	CAD	600	521,395
3.40%, 09/05/48	CAD	690	634,488
4.10%, 03/05/41	CAD	400	394,195
4.60%, 03/05/38	CAD	70	71,907
Province of New Brunswick Canada
2.35%, 08/14/27	CAD	570	461,874
2.60%, 08/14/26	CAD	200	163,754
2.85%, 06/02/23	CAD	50	39,763
3.05%, 08/14/50	CAD	200	171,665
3.10%, 08/14/28	CAD	200	170,617
3.10%, 08/14/48	CAD	100	85,875
3.55%, 06/03/43	CAD	210	190,873
3.80%, 08/14/45	CAD	200	189,958
4.55%, 03/26/37	CAD	60	60,314
Province of Newfoundland and Labrador Canada
2.30%, 06/02/25	CAD	500	397,176
2.65%, 10/17/50	CAD	200	145,767
2.85%, 06/02/29	CAD	870	715,803
3.00%, 06/02/26	CAD	130	106,954
3.30%, 10/17/46	CAD	250	204,639
3.70%, 10/17/48	CAD	120	105,836
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD	600	480,023
3.15%, 12/01/51	CAD	560	502,272
3.50%, 06/02/62	CAD	30	29,958
4.40%, 06/01/42	CAD	20	20,703
4.70%, 06/01/41	CAD	200	212,907
Province of Ontario Canada
0.38%, 06/14/24(a)	EUR	200	239,346
0.38%, 04/08/27(a)	EUR	200	242,468
0.63%, 04/17/25(a)	EUR	400	487,149
1.35%, 03/08/22	CAD	1,090	829,221
1.75%, 09/08/25	CAD	1,300	1,019,506
1.95%, 01/27/23	CAD	150	116,392
2.05%, 06/02/30	CAD	750	596,951
2.30%, 09/08/24	CAD	300	239,134
2.40%, 06/02/26	CAD	2,860	2,321,998
2.60%, 09/08/23	CAD	1,000	794,758
2.60%, 06/02/25	CAD	250	203,112
2.60%, 06/02/27	CAD	1,360	1,122,833
2.65%, 02/05/25	CAD	1,000	811,745
2.65%, 12/02/50	CAD	1,500	1,256,069
2.70%, 06/02/29	CAD	710	594,976

96	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
2.80%, 06/02/48	CAD	1,040	$887,161
2.85%, 06/02/23	CAD	1,550	1,233,920
2.90%, 06/02/28	CAD	1,000	846,072
2.90%, 12/02/46	CAD	1,130	976,181
2.90%, 06/02/49	CAD	1,450	1,263,540
3.45%, 06/02/45	CAD	2,040	1,914,221
3.50%, 06/02/24	CAD	470	388,454
3.50%, 06/02/43	CAD	1,620	1,520,699
4.60%, 06/02/39	CAD	400	423,670
4.65%, 06/02/41	CAD	1,750	1,892,234
4.70%, 06/02/37	CAD	1,703	1,791,959
5.60%, 06/02/35	CAD	500	560,052
5.85%, 03/08/33	CAD	290	321,069
6.20%, 06/02/31	CAD	580	637,606
6.50%, 03/08/29	CAD	50	52,974
Province of Quebec Canada
0.20%, 04/07/25(a)	EUR	500	598,453
0.88%, 01/15/25(a)	EUR	100	122,921
0.88%, 05/04/27(a)	EUR	550	690,921
1.13%, 10/28/25(a)	EUR	300	376,251
1.50%, 12/15/23(a)	GBP	200	268,163
1.65%, 03/03/22	CAD	400	305,558
1.90%, 09/01/30	CAD	500	393,993
2.25%, 02/22/24	CAD	400	317,048
2.30%, 09/01/29	CAD	2,010	1,642,190
2.45%, 03/01/23	CAD	1,000	786,238
2.50%, 09/01/26	CAD	800	655,516
2.60%, 07/06/25	CAD	300	244,705
2.75%, 09/01/25	CAD	250	205,235
2.75%, 09/01/27	CAD	500	418,270
2.75%, 09/01/28	CAD	590	496,753
3.00%, 09/01/23	CAD	50	40,171
3.10%, 12/01/51	CAD	760	698,201
3.50%, 12/01/45	CAD	1,160	1,101,789
3.50%, 12/01/48	CAD	1,280	1,235,889
3.75%, 09/01/24	CAD	100	83,923
4.25%, 12/01/21	CAD	200	156,448
4.25%, 12/01/43	CAD	200	208,949
4.50%, 12/01/20	CAD	50	37,622
5.00%, 12/01/38	CAD	950	1,046,742
5.00%, 12/01/41	CAD	1,400	1,584,241
5.75%, 12/01/36	CAD	400	463,758
6.25%, 06/01/32	CAD	110	123,517
Province of Saskatchewan Canada
2.20%, 06/02/30	CAD	400	320,123
2.65%, 06/02/27	CAD	450	371,421
2.75%, 12/02/46	CAD	300	244,493
3.10%, 06/02/50	CAD	400	352,043
3.20%, 06/03/24	CAD	20	16,362
3.30%, 06/02/48	CAD	200	180,470
3.40%, 02/03/42	CAD	100	90,299
3.90%, 06/02/45	CAD	150	146,235
4.75%, 06/01/40	CAD	100	106,266
PSP Capital Inc.
1.73%, 06/21/22(a)	CAD	300	230,111
3.00%, 11/05/25(a)	CAD	200	166,150
Regional Municipality of Peel Ontario, 3.85%, 10/30/42	CAD	100	94,471
Regional Municipality of York, 2.60%, 12/15/25	CAD	50	40,733

Security		Par (000)	Value

Canada (continued)
South Coast British Columbia Transportation Authority, 3.25%, 11/23/28	CAD	250	$216,243
UNEDIC ASSEO, 0.10%, 11/25/26(a)	EUR	600	719,248

			163,888,911

Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/26	CLP	780,000	1,171,567
4.70%, 09/01/30(d)	CLP	350,000	536,745
5.00%, 03/01/35	CLP	600,000	938,258
5.10%, 07/15/50	CLP	250,000	415,036
Chile Government International Bond
0.83%, 07/02/31 (Call 04/02/31)	EUR	100	117,650
1.25%, 01/29/40 (Call 10/31/39)	EUR	200	237,401
1.63%, 01/30/25	EUR	300	372,170
1.75%, 01/20/26	EUR	300	377,411

			4,166,238

China — 12.5%
Agricultural Development Bank of China
2.25%, 04/22/25	CNY	25,000	3,549,558
2.87%, 05/14/27	CNY	7,100	1,012,981
2.96%, 04/17/30	CNY	19,000	2,652,037
3.20%, 04/03/22	CNY	16,000	2,390,806
3.24%, 08/14/24	CNY	11,000	1,631,875
3.30%, 11/21/21	CNY	13,000	1,947,943
3.51%, 04/03/24	CNY	32,500	4,867,094
3.55%, 11/21/23	CNY	24,000	3,612,322
3.63%, 07/19/26	CNY	37,800	5,668,251
3.74%, 07/12/29	CNY	19,000	2,835,424
3.75%, 01/25/29	CNY	32,650	4,861,976
3.83%, 01/06/24	CNY	12,300	1,861,889
3.85%, 01/06/27	CNY	13,100	1,982,616
3.95%, 02/26/31	CNY	13,000	1,962,165
4.00%, 11/12/25	CNY	46,000	7,040,124
4.24%, 06/01/21	CNY	8,000	1,203,343
4.37%, 05/25/23	CNY	12,000	1,839,348
4.39%, 09/08/27	CNY	10,800	1,690,311
4.65%, 05/11/28	CNY	18,000	2,857,455
4.99%, 01/24/23	CNY	5,000	775,066
China Development Bank
0.38%, 11/16/21(a)	EUR	150	175,421
0.63%, 12/12/22(a)	EUR	300	353,855
1.25%, 01/21/23(a)	GBP	242	314,793
2.97%, 10/25/22	CNY	41,000	6,098,660
3.03%, 01/18/22	CNY	40,000	5,972,299
3.05%, 08/25/26	CNY	31,000	4,508,145
3.07%, 03/10/30	CNY	7,900	1,118,866
3.09%, 06/18/30	CNY	7,450	1,055,878
3.10%, 11/21/22	CNY	5,000	745,978
3.23%, 01/10/25	CNY	60,000	8,892,003
3.24%, 02/25/23	CNY	18,600	2,777,563
3.39%, 07/10/27	CNY	2,000	294,809
3.42%, 07/02/24	CNY	33,800	5,052,041
3.45%, 09/20/29	CNY	7,000	1,021,113
3.48%, 01/08/29	CNY	114,500	16,774,775
3.50%, 08/13/26	CNY	8,200	1,220,576
3.65%, 05/21/29	CNY	10,000	1,481,090
3.68%, 02/26/26	CNY	20,000	3,010,447
3.76%, 08/14/23	CNY	29,000	4,385,318
3.80%, 01/25/36	CNY	32,000	4,677,735

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
3.85%, 01/09/24	CNY	15,000	$2,271,828
4.04%, 07/06/28	CNY	27,600	4,211,758
4.15%, 10/26/25	CNY	38,000	5,848,422
4.21%, 04/13/25	CNY	10,000	1,537,312
4.25%, 04/13/22	CNY	7,600	1,153,056
4.69%, 03/23/23	CNY	25,000	3,853,542
4.73%, 08/24/21	CNY	12,000	1,816,567
4.73%, 04/02/25	CNY	37,500	5,892,138
4.88%, 02/09/28	CNY	77,900	12,520,947
5.25%, 06/24/28	CNY	10,000	1,649,190
5.90%, 01/20/24	CNY	18,700	3,002,349
China Government Bond
1.99%, 04/09/25	CNY	161,500	22,659,102
2.20%, 02/13/22	CNY	10,000	1,482,120
2.24%, 03/05/23	CNY	12,000	1,767,350
2.36%, 07/02/23	CNY	50,000	7,353,363
2.64%, 08/13/22	CNY	110,000	16,358,646
2.68%, 05/21/30	CNY	60,330	8,634,586
2.69%, 11/14/21	CNY	1,000	149,157
2.69%, 03/07/22	CNY	81,000	12,071,299
2.70%, 11/03/26	CNY	5,000	731,680
2.75%, 08/08/22	CNY	30,000	4,471,165
2.75%, 03/17/23	CNY	11,600	1,729,612
2.75%, 09/01/23	CNY	20,000	2,972,926
2.79%, 11/17/23	CNY	10,000	1,485,747
2.85%, 06/04/27	CNY	20,000	2,914,689
2.90%, 05/05/26	CNY	18,000	2,661,825
3.12%, 12/05/26	CNY	11,500	1,715,491
3.13%, 04/13/22	CNY	7,500	1,125,873
3.17%, 04/19/23	CNY	14,200	2,136,104
3.19%, 04/11/24	CNY	69,500	10,476,138
3.22%, 12/06/25	CNY	30,000	4,529,327
3.25%, 11/22/28	CNY	46,000	6,878,305
3.29%, 05/23/29	CNY	65,700	9,866,473
3.30%, 07/12/23	CNY	24,000	3,624,572
3.39%, 03/16/50	CNY	76,500	10,457,238
3.40%, 02/09/27	CNY	12,000	1,824,787
3.52%, 04/25/46	CNY	8,000	1,132,157
3.54%, 08/16/28	CNY	38,000	5,820,973
3.57%, 06/22/24	CNY	20,000	3,059,043
3.60%, 09/06/25	CNY	21,730	3,358,320
3.61%, 06/07/25	CNY	10,000	1,541,999
3.69%, 05/17/28	CNY	10,000	1,552,088
3.73%, 05/25/70	CNY	25,000	3,520,268
3.74%, 09/22/35	CNY	7,280	1,103,050
3.81%, 09/14/50	CNY	10,000	1,478,493
3.86%, 07/22/49	CNY	15,000	2,233,501
3.97%, 07/23/48	CNY	36,600	5,564,017
4.00%, 06/24/69	CNY	26,000	3,887,699
4.05%, 07/24/47	CNY	18,400	2,835,740
4.08%, 10/22/48	CNY	34,800	5,379,244
4.09%, 04/27/35	CNY	11,000	1,731,972
4.22%, 03/19/48	CNY	4,000	633,366
4.50%, 06/23/41	CNY	14,850	2,444,481
China Government International Bond
0.13%, 11/12/26 (Call 08/12/26)(a)	EUR	300	350,419
1.00%, 11/12/39 (Call 08/12/39)(a)	EUR	200	231,120
Export-Import Bank of China (The) 0.75%, 05/28/23(a)	EUR	100	118,271
2.17%, 04/07/23	CNY	36,000	5,239,939

Security		Par (000)	Value

China (continued)
2.93%, 03/02/25	CNY	37,100	$5,428,122
2.95%, 08/10/22	CNY	13,000	1,933,411
3.23%, 03/23/30	CNY	10,000	1,427,838
3.28%, 02/11/24	CNY	62,700	9,334,067
3.33%, 02/22/26	CNY	15,000	2,222,061
3.74%, 09/25/21	CNY	31,000	4,661,752
3.86%, 05/20/29	CNY	29,200	4,384,053
3.87%, 09/14/25	CNY	11,000	1,669,241
3.88%, 01/12/36	CNY	2,700	393,624
4.37%, 06/19/23	CNY	7,000	1,073,078
4.89%, 03/26/28	CNY	21,800	3,506,995
Italy Buoni Poliennali Del Tesoro, 1.75%, 07/01/24(a)	EUR	3,740	4,648,338

			403,907,373

Colombia — 0.2%
Colombia Government International Bond, 3.88%, 03/22/26(Call 12/22/25)	EUR	100	131,042
Colombian TES
5.75%, 11/03/27	COP	5,148,700	1,379,149
6.25%, 11/26/25	COP	6,268,700	1,770,113
7.00%, 06/30/32	COP	2,425,900	670,478
7.25%, 10/18/34	COP	2,135,000	592,842
7.75%, 09/18/30	COP	2,864,600	849,440

			5,393,064

Croatia — 0.0%
Croatia Government International Bond
1.13%, 06/19/29(a)	EUR	150	178,858
2.70%, 06/15/28(a)	EUR	300	400,133
2.75%, 01/27/30(a)	EUR	250	339,991
3.00%, 03/20/27(a)	EUR	200	267,081

			1,186,063

Cyprus — 0.0%
Cyprus Government International Bond
1.25%, 01/21/40(a)	EUR	472	572,587
2.38%, 09/25/28(a)	EUR	400	541,958
4.25%, 11/04/25(a)	EUR	300	423,274

			1,537,819

Czech Republic — 0.2%
Czech Republic Government Bond
0.45%, 10/25/23(a)	CZK	13,470	577,533
0.95%, 05/15/30(a)	CZK	16,960	721,065
1.00%, 06/26/26(a)	CZK	7,000	304,131
1.25%, 02/14/25	CZK	37,500	1,646,708
2.00%, 10/13/33	CZK	12,000	565,947
2.50%, 08/25/28(a)	CZK	14,600	701,068
2.75%, 07/23/29	CZK	17,230	849,764
3.85%, 09/29/21(a)	CZK	9,450	418,190
4.20%, 12/04/36(a)	CZK	8,700	535,357
4.70%, 09/12/22(a)	CZK	4,000	185,732
5.70%, 05/25/24(a)	CZK	11,440	582,339
Czech Republic International
3.63%, 04/14/21(a)	EUR	50	59,241
3.88%, 05/24/22(a)	EUR	200	248,695

			7,395,770

Denmark — 0.5%
Denmark Government Bond
0.25%, 11/15/22(d)	DKK	11,000	1,753,353
0.25%, 11/15/52(d)	DKK	1,980	340,158
0.50%, 11/15/27	DKK	9,837	1,658,982

98	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Denmark (continued)
0.50%, 11/15/29(d)	DKK	14,320	$2,443,392
1.50%, 11/15/23	DKK	5,618	937,967
1.75%, 11/15/25	DKK	12,500	2,196,802
3.00%, 11/15/21	DKK	7,158	1,161,797
4.50%, 11/15/39	DKK	11,254	3,394,611
7.00%, 11/10/24	DKK	2,000	411,124
Kommunekredit
0.50%, 01/24/25(a)	EUR	300	364,474
0.63%, 05/11/26(a)	EUR	300	370,611
0.75%, 05/18/27(a)	EUR	120	150,517
0.88%, 11/03/36(a)	EUR	300	395,349

			15,579,137

Finland — 0.5%
Finland Government Bond
0.00%, 04/15/22(d)(e)	EUR	600	706,584
0.25%, 09/15/40(d)	EUR	250	311,117
0.50%, 04/15/26(d)	EUR	881	1,093,758
0.50%, 09/15/27(d)	EUR	1,182	1,483,558
0.50%, 09/15/28(d)	EUR	21	26,546
0.50%, 09/15/29(d)	EUR	660	838,923
0.75%, 04/15/31(d)	EUR	348	456,225
0.88%, 09/15/25(d)	EUR	889	1,116,790
1.13%, 04/15/34(d)	EUR	509	706,272
1.38%, 04/15/47(d)	EUR	366	588,189
1.50%, 04/15/23(d)	EUR	650	799,591
1.63%, 09/15/22(d)	EUR	1,050	1,278,425
2.00%, 04/15/24(d)	EUR	744	949,890
2.63%, 07/04/42(d)	EUR	665	1,241,762
2.75%, 07/04/28(d)	EUR	1,087	1,597,313
Finnvera Oyj, 0.50%, 04/13/26(a)	EUR	200	245,648
Finnvera OYJ
0.75%, 08/07/28(a)	EUR	200	253,928
1.13%, 05/17/32(a)	EUR	100	133,663
Kuntarahoitus OYJ
ACI17T101, 0.13%, 03/07/24(a)	EUR	600	715,194
0.75%, 09/07/27(a)	EUR	150	188,903
1.25%, 02/23/33(a)	EUR	200	272,843

			15,005,122

France — 7.4%
Action Logement Services, 0.50%, 10/30/34(a)	EUR	200	245,178
Agence Francaise de Developpement EPIC
0.25%, 07/21/26(a)	EUR	700	845,238
0.25%, 06/29/29(a)	EUR	800	967,543
0.38%, 04/30/24(a)	EUR	600	719,590
0.50%, 10/25/22(a)	EUR	200	237,508
0.50%, 05/25/30(a)	EUR	200	247,346
1.00%, 01/31/28(a)	EUR	200	254,797
1.38%, 07/05/32(a)	EUR	100	135,092
1.50%, 10/31/34(a)	EUR	100	138,254
Agence France Locale, 0.50%, 06/20/24(a)	EUR	100	120,466
Bpifrance Financement SA
0.05%, 09/26/29(a)	EUR	300	356,524
0.13%, 11/25/20(a)	EUR	100	116,521
0.25%, 02/14/23(a)	EUR	900	1,065,925
0.63%, 05/25/26(a)	EUR	300	368,965
0.75%, 10/25/21(a)	EUR	100	117,854
0.75%, 11/25/24(a)	EUR	100	122,139
0.88%, 09/26/28(a)	EUR	500	636,148
1.00%, 05/25/27(a)	EUR	400	506,174

Security		Par (000)	Value

France (continued)
1.88%, 05/25/30(a)	EUR	200	$278,439
Caisse d’Amortissement de la Dette Sociale
0.00%, 02/25/28(a)(e)	EUR	1,300	1,555,069
0.13%, 11/25/22(a)	EUR	900	1,063,084
0.13%, 10/25/23(a)	EUR	1,500	1,784,177
1.38%, 11/25/24(a)	EUR	1,250	1,571,484
2.50%, 10/25/22	EUR	250	308,930
4.00%, 12/15/25(a)	EUR	540	776,152
Caisse de Refinancement de l’Habitat SA
2.38%, 03/05/24(a)	CHF	150	179,391
2.50%, 03/29/21(a)	CHF	500	552,507
4.00%, 06/17/22	EUR	150	187,757
4.30%, 02/24/23	EUR	300	389,191
Caisse des Depots et Consignations, 0.20%, 03/01/22(a)	EUR	100	117,646
Caisse Francaise de Financement Local
0.01%, 05/07/25(a)	EUR	400	476,535
0.10%, 11/13/29(a)	EUR	200	241,462
0.20%, 04/27/23(a)	EUR	400	474,564
0.38%, 05/11/24(a)	EUR	300	360,700
0.38%, 02/13/40(a)	EUR	100	123,132
0.50%, 01/19/26(a)	EUR	100	122,413
0.50%, 02/19/27(a)	EUR	800	986,348
0.63%, 04/13/26(a)	EUR	300	370,237
0.75%, 01/11/27(a)	EUR	100	125,034
0.75%, 09/27/27(a)	EUR	200	251,817
1.25%, 05/11/32(a)	EUR	200	271,389
1.45%, 01/16/34(a)	EUR	400	561,346
5.38%, 07/08/24(a)	EUR	100	142,053
City of Paris France, 1.38%, 11/20/34(a)	EUR	100	136,802
French Republic Government Bond OAT
0.00%, 02/25/22(a)(e)	EUR	4,300	5,057,088
0.00%, 05/25/22(a)(e)	EUR	4,024	4,740,509
0.00%, 02/25/23(a)(e)	EUR	1,890	2,238,728
0.00%, 03/25/23(a)(e)	EUR	4,250	5,039,028
0.00%, 03/25/24(a)(e)	EUR	3,590	4,287,651
0.00%, 03/25/25(a)(e)	EUR	4,969	5,967,454
0.00%, 02/25/26(a)(e)	EUR	4,010	4,830,843
0.00%, 11/25/29(a)(e)	EUR	5,750	6,953,945
0.00%, 11/25/30(a)(e)	EUR	5,510	6,643,861
0.25%, 11/25/26(a)	EUR	4,514	5,536,128
0.50%, 05/25/25(a)	EUR	4,997	6,143,397
0.50%, 05/25/26(a)	EUR	3,060	3,793,989
0.50%, 05/25/29(a)	EUR	1,439	1,816,635
0.50%, 05/25/40(d)	EUR	2,810	3,537,213
0.75%, 05/25/28(a)	EUR	3,010	3,850,821
0.75%, 11/25/28(a)	EUR	3,651	4,689,039
0.75%, 05/25/52(d)	EUR	2,530	3,296,945
1.00%, 11/25/25(a)	EUR	6,620	8,374,090
1.00%, 05/25/27(a)	EUR	6,340	8,168,267
1.25%, 05/25/34(a)	EUR	6,700	9,329,255
1.25%, 05/25/36(d)	EUR	3,830	5,396,121
1.50%, 05/25/31(a)	EUR	3,010	4,197,864
1.50%, 05/25/50(d)	EUR	2,612	4,073,780
1.75%, 05/25/23(a)	EUR	9,391	11,647,408
1.75%, 11/25/24(a)	EUR	2,950	3,785,366
1.75%, 06/25/39(d)	EUR	1,500	2,316,554
1.75%, 05/25/66(d)	EUR	1,295	2,335,233
2.00%, 05/25/48(d)	EUR	2,585	4,414,777
2.25%, 10/25/22(a)	EUR	3,323	4,102,501

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
2.25%, 05/25/24(a)	EUR	2,928	$3,777,805
2.50%, 05/25/30(a)	EUR	4,724	7,062,393
2.75%, 10/25/27(a)	EUR	4,650	6,702,006
3.00%, 04/25/22(a)	EUR	4,850	5,963,068
3.25%, 05/25/45(a)	EUR	2,622	5,302,428
3.50%, 04/25/26(a)	EUR	1,253	1,798,363
4.00%, 10/25/38(a)	EUR	2,277	4,587,208
4.00%, 04/25/55(d)	EUR	1,576	4,005,979
4.00%, 04/25/60(a)	EUR	1,680	4,535,303
4.25%, 10/25/23(a)	EUR	2,000	2,680,994
4.50%, 04/25/41(a)	EUR	3,134	6,951,911
4.75%, 04/25/35(a)	EUR	1,688	3,388,840
5.50%, 04/25/29(a)	EUR	1,650	2,920,347
5.75%, 10/25/32(a)	EUR	1,678	3,397,848
6.00%, 10/25/25(a)	EUR	398	621,043
Regie Autonome des Transports Parisiens, 2.88%, 09/09/22(a)	EUR	50	61,916
Region of Ile de France, 0.50%, 06/14/25(a)	EUR	400	486,721
SA de Gestion de Stocks de Securite, 0.63%, 10/20/28(a)	EUR	200	247,116
SFIL SA
0.00%, 05/24/24(a)(e)	EUR	400	473,581
0.10%, 10/18/22(a)	EUR	100	117,844
SNCF Reseau, 2.63%, 12/29/25(a)	EUR	300	404,162
Societe Du Grand Paris EPIC
0.00%, 11/25/30(a)(e)	EUR	300	353,631
0.70%, 10/15/60(a)	EUR	300	356,793
1.00%, 02/18/70(a)	EUR	300	399,588
1.13%, 05/25/34(a)	EUR	500	668,787
1.70%, 05/25/50(a)	EUR	200	309,044
Societe Nationale SNCF SA
0.63%, 04/17/30(a)	EUR	500	614,493
1.00%, 05/25/40(a)	EUR	100	124,849
UNEDIC ASSEO
0.13%, 05/25/22(a)	EUR	600	705,479
0.13%, 11/25/24	EUR	200	238,296
0.25%, 11/25/29(a)	EUR	400	487,373
0.30%, 11/04/21(a)	EUR	100	117,320
0.50%, 03/20/29(a)	EUR	500	620,317
0.63%, 02/17/25(a)	EUR	600	732,143
0.63%, 03/03/26(a)	EUR	600	738,566
0.88%, 10/25/22(a)	EUR	300	358,953
1.25%, 05/25/33(a)	EUR	200	271,585
1.50%, 04/20/32(a)	EUR	300	414,834

			240,172,338

Germany — 5.9%
Bundesobligation
0.00%, 10/07/22(a)(e)	EUR	5,621	6,650,744
0.00%, 04/14/23(a)(e)	EUR	1,392	1,655,003
0.00%, 10/13/23(a)(e)	EUR	3,578	4,273,069
0.00%, 04/05/24(a)(e)	EUR	2,520	3,021,429
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(e)	EUR	3,900	4,763,472
0.00%, 11/15/27(a)(e)	EUR	3,090	3,796,739
0.00%, 08/15/29(a)(e)	EUR	2,700	3,342,574
0.00%, 02/15/30(a)(e)	EUR	5,150	6,377,990
0.00%, 08/15/30(a)(e)	EUR	4,220	5,234,630
0.00%, 05/15/35(a)(e)	EUR	3,440	4,272,552
0.00%, 08/15/50(a)(e)	EUR	1,400	1,741,292
0.25%, 02/15/27(a)	EUR	4,161	5,177,161

Security		Par (000)	Value

Germany (continued)
0.25%, 08/15/28(a)	EUR	1,569	$1,973,641
0.25%, 02/15/29(a)	EUR	2,829	3,568,742
0.50%, 02/15/25(a)	EUR	3,069	3,784,664
0.50%, 02/15/26(a)	EUR	3,350	4,182,973
0.50%, 02/15/28(a)	EUR	5,580	7,118,777
1.00%, 08/15/24(a)	EUR	4,668	5,824,506
1.00%, 08/15/25(a)	EUR	1,373	1,743,311
1.25%, 08/15/48(a)	EUR	2,477	4,125,419
1.50%, 02/15/23(a)	EUR	8,180	10,041,386
1.50%, 05/15/23(a)	EUR	4,900	6,049,486
1.50%, 05/15/24(a)	EUR	1,500	1,894,744
1.75%, 07/04/22(a)	EUR	2,812	3,416,373
1.75%, 02/15/24(a)	EUR	1,515	1,917,909
2.00%, 01/04/22(a)	EUR	1,360	1,636,664
2.00%, 08/15/23(a)	EUR	1,300	1,635,752
2.50%, 07/04/44(a)	EUR	2,809	5,555,602
2.50%, 08/15/46(a)	EUR	2,983	6,065,239
3.25%, 07/04/42(a)	EUR	2,680	5,682,138
4.00%, 01/04/37(a)	EUR	2,769	5,655,633
4.25%, 07/04/39(a)	EUR	1,279	2,847,774
4.75%, 07/04/34(a)	EUR	2,611	5,335,384
4.75%, 07/04/40(a)	EUR	2,105	5,051,946
5.50%, 01/04/31(a)	EUR	1,707	3,279,505
5.63%, 01/04/28(a)	EUR	913	1,567,706
6.25%, 01/04/30(a)	EUR	946	1,830,633
6.50%, 07/04/27(a)	EUR	577	1,009,454
Bundesschatzanweisungen, 0.00%, 06/10/22(a)(e)	EUR	1,000	1,179,585
Free and Hanseatic City of Hamburg
0.00%, 04/07/26(a)(e)	EUR	300	359,631
0.50%, 04/27/26(a)	EUR	400	492,648
1.45%, 11/05/38(a)	EUR	100	146,095
1.88%, 09/26/22(a)	EUR	500	610,026
Gemeinsame Deutsche Bundeslaender
0.25%, 03/18/24	EUR	500	599,257
0.63%, 10/25/27(a)	EUR	100	125,467
0.63%, 02/13/29(a)	EUR	300	379,232
1.13%, 09/30/24(a)	EUR	400	497,512
1.75%, 06/13/22	EUR	500	604,697
HSH Finanzfonds AoeR, 0.13%, 09/20/24	EUR	100	119,038
KfW, 4.00%, 02/27/25(a)	AUD	500	405,082
Land Baden-Wuerttemberg
0.63%, 01/16/25(a)	EUR	500	612,571
0.63%, 01/27/26(a)	EUR	100	123,732
0.80%, 04/05/28(a)	EUR	200	254,850
Land Berlin
0.25%, 04/22/25(a)	EUR	300	362,367
0.63%, 03/20/26(a)	EUR	100	123,805
0.63%, 02/08/27(a)	EUR	350	436,823
0.75%, 11/11/22(a)	EUR	560	670,483
0.75%, 09/08/23(a)	EUR	540	653,764
0.75%, 04/03/34(a)	EUR	300	389,628
1.00%, 05/19/32(a)	EUR	300	398,026
1.38%, 06/05/37(a)	EUR	420	600,675
3.13%, 08/17/21(a)	EUR	30	35,974
Land Thueringen
0.20%, 10/26/26(a)	EUR	60	72,860
0.50%, 03/02/27(a)	EUR	100	123,934
Landsbankinn HF, 0.88%, 12/10/24(a)	EUR	200	247,132

100	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
State of Brandenburg
0.25%, 10/19/26(a)	EUR	900	$1,096,589
1.13%, 07/04/33(a)	EUR	100	135,219
State of Bremen
0.50%, 10/07/22(a)	EUR	300	356,818
0.55%, 02/04/50(a)	EUR	300	387,989
1.20%, 01/30/34(a)	EUR	200	271,869
State of Hesse
0.00%, 09/15/21(a)(e)	EUR	200	234,100
0.01%, 03/11/30	EUR	300	361,022
0.25%, 06/10/25(a)	EUR	1,000	1,209,463
0.38%, 07/04/22(a)	EUR	370	438,089
0.38%, 07/06/26	EUR	200	245,110
0.63%, 08/02/28(a)	EUR	250	315,371
0.75%, 08/04/36(a)	EUR	200	261,131
1.75%, 01/20/23(a)	EUR	50	61,320
State of Lower Saxony
0.00%, 08/02/24(a)(e)	EUR	280	333,555
0.00%, 09/15/25(a)(e)	EUR	200	239,470
0.00%, 07/10/26(a)(e)	EUR	400	480,076
0.01%, 04/15/24(a)	EUR	500	595,069
0.01%, 08/13/30(a)	EUR	400	480,244
0.05%, 09/20/23(a)	EUR	1,000	1,187,494
0.38%, 01/09/26(a)	EUR	200	244,262
0.50%, 06/08/26(a)	EUR	450	554,863
0.75%, 02/15/28(a)	EUR	520	659,916
State of North Rhine-Westphalia Germany
0.00%, 02/16/21(a)(e)	EUR	150	174,998
0.00%, 12/05/22(a)(e)	EUR	400	471,932
0.20%, 02/16/24(a)	EUR	310	370,687
0.20%, 03/31/27(a)	EUR	400	486,888
0.20%, 04/09/30(a)	EUR	300	367,728
0.25%, 03/13/26(a)	EUR	670	813,603
0.50%, 03/11/25(a)	EUR	300	365,914
0.50%, 04/16/26(a)	EUR	65	79,989
0.50%, 02/16/27(a)	EUR	500	619,572
0.50%, 11/25/39(a)	EUR	100	127,256
0.63%, 11/17/23(a)	EUR	500	604,295
0.63%, 07/21/31(a)	EUR	160	203,905
0.75%, 08/16/41(a)	EUR	50	65,985
0.80%, 07/30/49(a)	EUR	430	589,938
1.00%, 01/16/25(a)	EUR	700	870,132
1.10%, 03/13/34(a)	EUR	700	948,581
1.25%, 05/12/36(a)	EUR	200	279,885
1.38%, 01/15/2120(a)	EUR	310	482,243
1.45%, 02/16/43(a)	EUR	250	377,094
1.50%, 06/12/40(a)	EUR	300	448,553
1.55%, 06/16/48(a)	EUR	300	477,352
1.63%, 10/24/30(a)	EUR	320	444,771
1.65%, 05/16/47(a)	EUR	170	273,753
1.75%, 10/26/57(a)	EUR	480	846,654
1.75%, 07/11/68(a)	EUR	50	90,626
1.88%, 09/15/22(a)	EUR	650	792,564
1.95%, 09/26/78(a)	EUR	340	687,679
2.15%, 03/21/2119(a)	EUR	180	383,431
State of Rhineland-Palatinate
0.05%, 01/23/30(a)	EUR	400	483,273
0.38%, 01/26/27(a)	EUR	300	368,867
0.75%, 01/19/26(a)	EUR	500	622,175

Security		Par (000)	Value

Germany (continued)
State of Saxony-Anhalt
0.00%, 04/01/25(a)(e)	EUR	300	$358,198
0.50%, 06/25/27(a)	EUR	400	496,785
State of Schleswig-Holstein Germany
0.13%, 05/24/23(a)	EUR	300	356,126
0.20%, 08/15/39(a)	EUR	250	299,093

			189,606,474

Hungary — 0.2%
Hungary Government Bond
1.50%, 08/24/22	HUF	51,000	163,337
1.75%, 10/26/22	HUF	178,130	573,808
2.50%, 10/27/21	HUF	79,260	256,165
2.50%, 10/24/24	HUF	404,520	1,340,950
2.75%, 12/22/26	HUF	40,000	134,395
3.00%, 10/27/27	HUF	304,520	1,043,123
3.00%, 10/27/38	HUF	40,000	136,766
5.50%, 06/24/25	HUF	143,210	537,792
6.75%, 10/22/28	HUF	201,750	870,556
Hungary Government International Bond
1.25%, 10/22/25(a)	EUR	250	306,501
1.63%, 04/28/32(a)	EUR	350	437,745

			5,801,138

Iceland — 0.0%
Iceland Government International Bond, 0.50%, 12/20/22(a)	EUR	100	117,976

Indonesia — 0.7%
Indonesia Government International Bond
1.40%, 10/30/31	EUR	200	230,058
1.75%, 04/24/25	EUR	200	242,226
2.63%, 06/14/23(a)	EUR	250	307,957
3.38%, 07/30/25(a)	EUR	200	259,841
3.75%, 06/14/28(a)	EUR	200	273,369
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	15,000,000	1,049,600
6.50%, 02/15/31	IDR	11,256,000	763,653
7.00%, 05/15/27	IDR	25,000,000	1,778,068
7.00%, 09/15/30	IDR	20,048,000	1,411,873
7.25%, 02/15/26	IDR	36,000,000	2,622,966
7.50%, 08/15/32	IDR	18,000,000	1,266,892
7.50%, 06/15/35	IDR	28,000,000	1,974,838
7.50%, 04/15/40	IDR	10,210,000	714,916
8.13%, 05/15/24	IDR	14,000,000	1,045,419
8.25%, 05/15/29	IDR	16,186,000	1,224,370
8.25%, 05/15/36	IDR	18,000,000	1,329,231
8.38%, 03/15/24	IDR	15,790,000	1,184,720
8.38%, 09/15/26	IDR	9,000,000	689,348
8.38%, 04/15/39	IDR	6,431,000	480,652
8.75%, 02/15/44	IDR	12,320,000	936,354
12.80%, 06/15/21	IDR	18,000,000	1,305,169
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR	7,600,000	582,848

			21,674,368

Ireland — 0.5%
Ireland Government Bond
0.00%, 10/18/22(a)(e)	EUR	500	590,288
0.20%, 05/15/27(a)	EUR	700	852,895
0.20%, 10/18/30(a)	EUR	770	939,081
0.40%, 05/15/35(a)	EUR	282	349,725

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland (continued)
0.80%, 03/15/22(a)	EUR	640	$760,175
0.90%, 05/15/28(a)	EUR	520	667,184
1.00%, 05/15/26(a)	EUR	928	1,176,604
1.10%, 05/15/29(a)	EUR	1,064	1,396,419
1.30%, 05/15/33(a)	EUR	658	906,429
1.35%, 03/18/31(a)	EUR	492	669,709
1.50%, 05/15/50(a)	EUR	540	832,664
1.70%, 05/15/37(a)	EUR	530	787,869
2.00%, 02/18/45(a)	EUR	751	1,244,983
2.40%, 05/15/30(a)	EUR	1,273	1,872,013
3.40%, 03/18/24(a)	EUR	1,118	1,483,074
3.90%, 03/20/23(a)	EUR	855	1,105,291
5.40%, 03/13/25	EUR	864	1,275,308
State of Schleswig-Holstein Germany, 0.38%, 10/30/24	EUR	300	363,017

			17,272,728

Israel — 0.3%
Israel Government Bond, 1.00%, 03/31/30	ILS	1,600	480,197
Israel Government Bond - Fixed
1.00%, 04/30/21	ILS	1,270	376,571
1.25%, 11/30/22	ILS	1,200	364,657
1.50%, 11/30/23	ILS	2,760	853,537
1.75%, 08/31/25	ILS	3,049	958,127
2.00%, 03/31/27	ILS	1,550	502,638
2.25%, 09/28/28	ILS	1,578	520,194
3.75%, 03/31/24	ILS	1,377	461,129
3.75%, 03/31/47	ILS	2,551	1,069,419
4.25%, 03/31/23	ILS	450	148,397
5.50%, 01/31/22	ILS	500	162,860
5.50%, 01/31/42	ILS	1,310	673,958
6.25%, 10/30/26	ILS	650	256,348
Israel Government Bond-Fixed, 1.50%, 05/31/37	ILS	1,700	507,116
Israel Government International Bond
1.50%, 01/18/27(a)	EUR	100	126,891
1.50%, 01/16/29(a)	EUR	500	640,807
2.50%, 01/16/49(a)	EUR	100	150,014

			8,252,860

Italy — 5.9%
Cassa Depositi e Prestiti SpA
0.75%, 11/21/22(a)	EUR	200	237,045
1.00%, 09/21/28(a)	EUR	100	118,702
1.00%, 02/11/30(a)	EUR	100	117,943
1.50%, 06/21/24(a)	EUR	100	122,166
2.13%, 03/21/26(a)	EUR	100	127,023
Italy Buoni Poliennali Del Tesoro
0.05%, 01/15/23(d)	EUR	2,015	2,364,423
0.30%, 08/15/23(d)	EUR	2,410	2,846,561
0.35%, 11/01/21	EUR	2,420	2,841,262
0.35%, 02/01/25(a)	EUR	3,378	3,993,412
0.65%, 10/15/23	EUR	3,750	4,477,958
0.85%, 01/15/27(d)	EUR	1,723	2,072,726
0.90%, 08/01/22(a)	EUR	3,262	3,882,839
0.95%, 03/15/23	EUR	1,450	1,737,051
0.95%, 08/01/30(a)	EUR	2,272	2,715,930
1.00%, 07/15/22(a)	EUR	2,831	3,373,470
1.20%, 04/01/22	EUR	2,231	2,656,628
1.25%, 12/01/26(a)	EUR	2,307	2,847,068
1.35%, 04/15/22	EUR	1,555	1,856,606
1.35%, 04/01/30(a)	EUR	2,829	3,509,228

Security		Par (000)	Value

Italy (continued)
1.45%, 09/15/22	EUR	1,471	$1,770,639
1.45%, 11/15/24(a)	EUR	3,793	4,683,547
1.45%, 05/15/25(a)	EUR	2,681	3,318,896
1.45%, 03/01/36(d)	EUR	2,870	3,518,398
1.50%, 06/01/25	EUR	945	1,173,269
1.60%, 06/01/26	EUR	2,140	2,684,946
1.65%, 12/01/30(d)	EUR	3,313	4,208,438
1.65%, 03/01/32(d)	EUR	1,102	1,400,593
1.70%, 09/01/51(d)	EUR	900	1,070,370
1.80%, 03/01/41(d)	EUR	1,560	1,952,490
1.85%, 05/15/24	EUR	480	597,780
1.85%, 07/01/25(d)	EUR	760	957,729
2.00%, 12/01/25	EUR	1,728	2,203,136
2.00%, 02/01/28(a)	EUR	2,549	3,298,219
2.05%, 08/01/27	EUR	1,632	2,112,315
2.10%, 07/15/26(a)	EUR	1,212	1,560,050
2.15%, 12/15/21	EUR	457	547,673
2.20%, 06/01/27	EUR	2,314	3,018,594
2.25%, 09/01/36(d)	EUR	1,205	1,636,480
2.45%, 10/01/23(a)	EUR	1,982	2,487,474
2.45%, 09/01/33(d)	EUR	1,870	2,573,210
2.45%, 09/01/50(d)	EUR	1,650	2,315,551
2.50%, 12/01/24	EUR	819	1,052,113
2.50%, 11/15/25(a)	EUR	2,750	3,585,686
2.70%, 03/01/47(d)	EUR	1,600	2,343,062
2.80%, 12/01/28(a)	EUR	3,078	4,230,493
2.80%, 03/01/67(d)	EUR	890	1,343,356
2.95%, 09/01/38(d)	EUR	1,660	2,467,144
3.00%, 08/01/29(a)	EUR	2,949	4,143,158
3.10%, 03/01/40(d)	EUR	1,280	1,942,768
3.25%, 09/01/46(d)	EUR	1,981	3,168,959
3.35%, 03/01/35(d)	EUR	2,440	3,714,088
3.45%, 03/01/48(d)	EUR	1,781	2,959,454
3.50%, 03/01/30(d)	EUR	3,437	5,040,597
3.85%, 09/01/49(d)	EUR	1,070	1,907,661
4.00%, 02/01/37(d)	EUR	2,590	4,272,076
4.50%, 05/01/23	EUR	2,610	3,403,111
4.50%, 03/01/24	EUR	2,989	4,018,375
4.50%, 03/01/26(d)	EUR	992	1,418,680
4.75%, 08/01/23(d)	EUR	2,700	3,579,305
4.75%, 09/01/28(d)	EUR	2,892	4,461,599
4.75%, 09/01/44(d)	EUR	1,870	3,617,320
5.00%, 03/01/22	EUR	1,760	2,197,704
5.00%, 03/01/25(d)	EUR	1,342	1,900,010
5.00%, 08/01/34(d)	EUR	1,698	2,989,005
5.00%, 08/01/39(d)	EUR	1,502	2,840,570
5.00%, 09/01/40(d)	EUR	2,104	4,012,839
5.25%, 11/01/29	EUR	2,240	3,669,961
5.50%, 09/01/22	EUR	4,000	5,158,000
5.50%, 11/01/22(a)	EUR	1,700	2,210,408
5.75%, 02/01/33	EUR	1,550	2,819,007
6.00%, 05/01/31(a)	EUR	2,905	5,168,753
6.50%, 11/01/27	EUR	1,328	2,192,380

			188,815,480

Japan — 11.2%
Development Bank of Japan Inc., 0.88%, 10/10/25(a)	EUR	700	860,078
Japan Government Five Year Bond
0.10%, 09/20/21	JPY	350,000	3,354,663
0.10%, 12/20/21	JPY	390,000	3,739,993

102	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.10%, 06/20/22	JPY	1,200,000	$11,522,939
0.10%, 09/20/22	JPY	529,000	5,083,187
0.10%, 12/20/22	JPY	1,281,800	12,324,236
0.10%, 03/20/23	JPY	312,000	3,001,217
0.10%, 06/20/23	JPY	304,200	2,927,554
0.10%, 09/20/23	JPY	449,050	4,324,651
0.10%, 12/20/23	JPY	300,000	2,890,176
0.10%, 03/20/24	JPY	726,350	7,001,350
0.10%, 06/20/24	JPY	828,450	7,989,700
0.10%, 09/20/24	JPY	925,000	8,925,976
0.10%, 12/20/24	JPY	1,000,000	9,653,817
0.10%, 09/20/25	JPY	68,450	661,039
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	163,000	1,434,693
0.50%, 03/20/59	JPY	75,000	679,211
0.50%, 03/20/60	JPY	111,400	1,008,067
0.80%, 03/20/58	JPY	100,000	1,001,301
0.90%, 03/20/57	JPY	109,750	1,132,145
1.40%, 03/20/55	JPY	65,000	764,617
1.70%, 03/20/54	JPY	82,650	1,039,679
1.90%, 03/20/53	JPY	50,000	653,716
2.00%, 03/20/52	JPY	48,000	636,241
2.20%, 03/20/49	JPY	77,000	1,043,853
2.20%, 03/20/50	JPY	65,950	898,665
2.20%, 03/20/51	JPY	80,800	1,105,864
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	391,700	3,787,957
0.10%, 06/20/26	JPY	883,150	8,543,593
0.10%, 09/20/26	JPY	716,100	6,931,045
0.10%, 12/20/26	JPY	357,950	3,465,787
0.10%, 03/20/27	JPY	445,000	4,309,996
0.10%, 06/20/27	JPY	581,350	5,631,321
0.10%, 09/20/27	JPY	805,450	7,803,327
0.10%, 12/20/27	JPY	324,500	3,144,242
0.10%, 03/20/28	JPY	260,000	2,518,896
0.10%, 06/20/28	JPY	179,900	1,742,641
0.10%, 09/20/28	JPY	268,650	2,601,413
0.10%, 12/20/28	JPY	193,100	1,868,345
0.10%, 03/20/29	JPY	121,000	1,169,975
0.10%, 06/20/29	JPY	456,600	4,411,951
0.10%, 09/20/29	JPY	610,000	5,888,653
0.10%, 12/20/29	JPY	357,700	3,451,425
0.10%, 03/20/30	JPY	779,650	7,515,784
0.10%, 09/20/30	JPY	102,550	986,879
0.30%, 12/20/24	JPY	210,000	2,043,834
0.30%, 12/20/25	JPY	92,200	900,507
0.40%, 03/20/25	JPY	171,500	1,678,055
0.40%, 06/20/25	JPY	425,000	4,161,902
0.40%, 09/20/25	JPY	217,800	2,134,248
0.50%, 09/20/24	JPY	555,000	5,437,344
0.50%, 12/20/24	JPY	404,250	3,966,476
0.60%, 03/20/23	JPY	200,000	1,946,222
0.60%, 12/20/23	JPY	365,200	3,572,630
0.60%, 03/20/24	JPY	265,200	2,598,549
0.60%, 06/20/24	JPY	326,650	3,206,663
0.70%, 12/20/22	JPY	254,700	2,479,610
0.80%, 09/20/22	JPY	240,600	2,341,880
0.80%, 12/20/22	JPY	205,000	1,999,956
0.80%, 06/20/23	JPY	130,000	1,273,898
0.90%, 03/20/22	JPY	160,000	1,552,294

Security		Par (000)	Value

Japan (continued)
0.90%, 06/20/22	JPY	132,650	$1,290,362
1.00%, 09/20/21	JPY	185,650	1,793,510
1.00%, 12/20/21	JPY	202,400	1,960,709
1.00%, 03/20/22	JPY	195,800	1,902,186
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	73,000	658,117
0.40%, 06/20/49	JPY	18,950	171,574
0.40%, 09/20/49	JPY	107,450	970,884
0.40%, 12/20/49	JPY	131,750	1,187,943
0.40%, 03/20/50	JPY	143,250	1,290,113
0.50%, 09/20/46	JPY	147,000	1,389,680
0.50%, 03/20/49	JPY	188,800	1,759,087
0.60%, 12/20/46	JPY	122,000	1,179,551
0.70%, 12/20/48	JPY	130,450	1,282,014
0.80%, 03/20/46	JPY	99,150	1,007,984
0.80%, 03/20/47	JPY	108,000	1,093,151
0.80%, 06/20/47	JPY	75,000	759,090
0.80%, 09/20/47	JPY	50,000	505,692
0.80%, 12/20/47	JPY	70,000	707,453
0.80%, 03/20/48	JPY	141,600	1,429,396
0.90%, 09/20/48	JPY	82,450	852,096
1.40%, 09/20/45	JPY	148,850	1,714,423
1.40%, 12/20/45	JPY	108,150	1,245,753
1.50%, 12/20/44	JPY	104,500	1,225,421
1.50%, 03/20/45	JPY	92,750	1,088,282
1.60%, 06/20/45	JPY	77,000	920,604
1.70%, 12/20/43	JPY	147,850	1,790,295
1.70%, 03/20/44	JPY	103,800	1,258,121
1.70%, 06/20/44	JPY	69,250	840,181
1.70%, 09/20/44	JPY	56,850	690,118
1.80%, 03/20/43	JPY	99,600	1,221,686
1.80%, 09/20/43	JPY	121,000	1,487,788
1.90%, 09/20/42	JPY	124,000	1,541,033
1.90%, 06/20/43	JPY	102,200	1,275,701
2.00%, 09/20/40	JPY	242,600	3,021,198
2.00%, 09/20/41	JPY	138,000	1,730,452
2.00%, 03/20/42	JPY	195,050	2,453,275
2.20%, 09/20/39	JPY	40,000	508,315
2.20%, 03/20/41	JPY	62,000	797,679
2.30%, 03/20/35	JPY	34,550	426,458
2.30%, 06/20/35	JPY	53,250	658,911
2.30%, 12/20/35	JPY	155,000	1,928,663
2.30%, 03/20/39	JPY	34,500	442,292
2.30%, 03/20/40	JPY	95,000	1,230,411
2.40%, 09/20/38	JPY	100,500	1,299,569
2.50%, 06/20/34	JPY	20,150	252,072
2.50%, 09/20/37	JPY	49,000	635,434
2.50%, 03/20/38	JPY	5,000	65,208
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	206,300	1,945,839
0.30%, 06/20/39	JPY	75,450	710,388
0.30%, 09/20/39	JPY	167,650	1,576,430
0.30%, 12/20/39	JPY	69,850	656,112
0.40%, 03/20/36	JPY	339,900	3,311,375
0.40%, 03/20/39	JPY	195,900	1,880,576
0.40%, 03/20/40	JPY	99,750	953,875
0.40%, 09/20/40	JPY	52,900	504,625
0.50%, 09/20/36	JPY	177,150	1,748,589
0.50%, 03/20/38	JPY	120,000	1,178,007
0.50%, 12/20/38	JPY	275,000	2,687,997

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.60%, 12/20/36	JPY	90,000	$900,870
0.60%, 06/20/37	JPY	100,000	999,656
0.60%, 09/20/37	JPY	77,000	768,984
0.60%, 12/20/37	JPY	135,000	1,347,908
0.70%, 03/20/37	JPY	192,300	1,951,806
0.80%, 06/20/23	JPY	100,000	979,922
1.00%, 12/20/35	JPY	177,700	1,884,327
1.20%, 12/20/34	JPY	270,350	2,935,447
1.20%, 03/20/35	JPY	121,000	1,314,622
1.20%, 09/20/35	JPY	298,450	3,246,265
1.30%, 06/20/35	JPY	273,050	3,005,378
1.40%, 09/20/34	JPY	417,350	4,635,404
1.50%, 03/20/34	JPY	82,000	919,045
1.50%, 06/20/34	JPY	159,500	1,790,095
1.60%, 06/20/30	JPY	29,550	325,434
1.60%, 03/20/32	JPY	80,400	898,128
1.60%, 03/20/33	JPY	97,000	1,091,635
1.60%, 12/20/33	JPY	207,000	2,342,304
1.70%, 12/20/22	JPY	114,650	1,139,492
1.70%, 12/20/31	JPY	95,000	1,069,391
1.70%, 03/20/32	JPY	56,000	631,583
1.70%, 06/20/32	JPY	68,150	770,485
1.70%, 09/20/32	JPY	115,050	1,303,122
1.70%, 12/20/32	JPY	103,000	1,169,307
1.70%, 06/20/33	JPY	92,300	1,051,897
1.70%, 09/20/33	JPY	150,000	1,713,076
1.80%, 06/20/31	JPY	96,000	1,085,937
1.80%, 09/20/31	JPY	206,750	2,342,857
1.80%, 12/20/31	JPY	110,000	1,249,564
1.90%, 12/20/28	JPY	118,000	1,307,436
1.90%, 09/20/30	JPY	75,000	849,192
1.90%, 06/20/31	JPY	80,000	913,021
2.00%, 03/20/27	JPY	35,000	379,807
2.00%, 06/20/30	JPY	34,200	389,220
2.10%, 09/20/25	JPY	70,000	741,689
2.10%, 12/20/26	JPY	140,350	1,524,289
2.10%, 09/20/27	JPY	60,000	660,522
2.10%, 12/20/27	JPY	50,000	552,879
2.10%, 06/20/29	JPY	129,350	1,464,152
2.10%, 09/20/29	JPY	43,950	499,052
2.10%, 03/20/30	JPY	137,200	1,568,666
2.10%, 12/20/30	JPY	205,000	2,366,187
2.20%, 03/20/26	JPY	219,350	2,359,177
2.20%, 03/20/28	JPY	75,000	838,237
2.20%, 12/20/29	JPY	105,050	1,206,357
2.20%, 03/20/30	JPY	355,000	4,091,261
2.30%, 06/20/27	JPY	50,000	554,343
Japan Government Two Year Bond
0.10%, 09/01/21	JPY	350,000	3,354,262
0.10%, 10/01/22	JPY	500,000	4,804,477

			360,107,841

Kazakhstan — 0.0%
Kazakhstan Government International Bond
0.60%, 09/30/26(a)	EUR	200	228,362
1.50%, 09/30/34(a)	EUR	100	114,242
1.55%, 11/09/23(a)	EUR	100	119,533

			462,137

Security		Par (000)	Value

Latvia — 0.0%
Latvia Government International Bond
1.38%, 09/23/25(a)	EUR	100	$126,519
1.88%, 02/19/49(a)	EUR	240	383,754

			510,273

Lithuania — 0.0%
Lithuania Government International Bond
0.75%, 05/06/30(a)	EUR	530	669,402
0.95%, 05/26/27(a)	EUR	220	277,934
2.13%, 10/22/35(a)	EUR	60	90,766
Republic of Lithuania, 1.63%, 06/19/49(a)	EUR	270	414,240

			1,452,342

Luxembourg — 0.0%
Luxembourg Government Bond
0.63%, 02/01/27(a)	EUR	201	251,679
2.13%, 07/10/23(a)	EUR	217	272,367
2.25%, 03/19/28(a)	EUR	190	267,323

			791,369

Malaysia — 0.6%
Malaysia Government Bond
3.48%, 03/15/23	MYR	2,200	550,561
3.48%, 06/14/24	MYR	5,180	1,314,324
3.62%, 11/30/21	MYR	7,080	1,741,765
3.76%, 05/22/40	MYR	3,570	896,564
3.80%, 08/17/23	MYR	2,500	634,446
3.84%, 04/15/33	MYR	3,000	775,899
3.90%, 11/30/26	MYR	1,900	499,030
3.90%, 11/16/27	MYR	7,400	1,949,878
3.91%, 07/15/26	MYR	3,700	971,724
3.96%, 09/15/25	MYR	3,030	794,152
4.06%, 09/30/24	MYR	7,500	1,948,123
4.07%, 06/15/50	MYR	1,500	374,567
4.23%, 06/30/31	MYR	6,910	1,880,218
4.25%, 05/31/35	MYR	800	212,925
4.50%, 04/15/30	MYR	850	234,557
4.64%, 11/07/33	MYR	2,660	743,027
4.74%, 03/15/46	MYR	2,170	591,253
4.76%, 04/07/37	MYR	3,495	985,077
4.89%, 06/08/38	MYR	2,950	832,575
4.92%, 07/06/48	MYR	790	219,749
4.94%, 09/30/43	MYR	450	125,517
Malaysia Government Investment Issue
3.99%, 10/15/25	MYR	150	39,195
4.58%, 08/30/33	MYR	1,600	439,625

			18,754,751

Mexico — 0.6%
Mexican Bonos
7.50%, 06/03/27	MXN	34,000	1,758,972
8.50%, 05/31/29	MXN	16,000	875,682
8.50%, 11/18/38	MXN	19,500	1,051,758
10.00%, 12/05/24	MXN	19,000	1,055,910
10.00%, 11/20/36	MXN	10,000	613,047
Series M, 5.75%, 03/05/26	MXN	28,000	1,338,578
Series M, 6.50%, 06/10/21	MXN	33,500	1,594,665
Series M, 6.50%, 06/09/22	MXN	18,000	872,705
Series M, 7.75%, 05/29/31	MXN	25,000	1,305,452
Series M, 7.75%, 11/23/34	MXN	6,000	310,173
Series M, 7.75%, 11/13/42	MXN	20,000	999,224
Series M, 8.00%, 12/07/23	MXN	8,000	410,935
Series M, 8.00%, 09/05/24	MXN	56,000	2,905,815

104	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico (continued)
Series M, 8.00%, 11/07/47	MXN	12,000	$611,824
Mexico Government International Bond
1.13%, 01/17/30 (Call 10/17/29)	EUR	300	326,136
1.38%, 01/15/25	EUR	250	296,032
1.75%, 04/17/28	EUR	500	587,626
2.88%, 04/08/39	EUR	400	476,256
3.00%, 03/06/45	EUR	200	242,363
5.63%, 03/19/2114	GBP	100	137,704
6.75%, 02/06/24	GBP	100	150,987

			17,921,844

Morocco — 0.0%
Morocco Government International Bond, 1.50%, 11/27/31(a)	EUR	100	108,079

Netherlands — 1.2%
BNG Bank NV
0.05%, 07/11/23(a)	EUR	500	592,338
0.13%, 04/11/26(a)	EUR	500	601,418
0.50%, 04/16/25(a)	EUR	400	487,326
Netherlands Government Bond
0.00%, 01/15/22(d)(e)	EUR	4,173	4,904,568
0.00%, 07/15/30(d)(e)	EUR	1,750	2,142,572
0.00%, 01/15/52(d)(e)	EUR	500	605,442
0.25%, 07/15/25(d)	EUR	1,570	1,915,957
0.25%, 07/15/29(d)	EUR	667	834,348
0.50%, 07/15/26(d)	EUR	2,250	2,806,315
0.50%, 01/15/40(d)	EUR	450	602,474
0.75%, 07/15/27(d)	EUR	2,039	2,606,941
0.75%, 07/15/28(d)	EUR	1,922	2,483,098
1.75%, 07/15/23(d)	EUR	1,425	1,774,228
2.00%, 07/15/24(d)	EUR	1,451	1,864,861
2.25%, 07/15/22(d)	EUR	2,300	2,817,452
2.50%, 01/15/33(d)	EUR	1,468	2,341,193
2.75%, 01/15/47(d)	EUR	1,817	3,806,603
3.75%, 01/15/42(d)	EUR	1,372	3,003,639
4.00%, 01/15/37(d)	EUR	1,770	3,555,051
7.50%, 01/15/23(d)	EUR	217	299,366

			40,045,190

New Zealand — 0.3%
New Zealand Government Bond
0.50%, 05/15/24	NZD	1,000	672,116
1.75%, 05/15/41	NZD	680	490,439
2.75%, 04/15/25(a)	NZD	1,630	1,207,379
2.75%, 04/15/37(a)	NZD	1,080	904,057
3.00%, 04/20/29	NZD	2,230	1,794,124
3.50%, 04/14/33(a)	NZD	430	378,764
4.50%, 04/15/27(a)	NZD	1,640	1,383,037
5.50%, 04/15/23(a)	NZD	1,220	915,181
6.00%, 05/15/21(a)	NZD	600	408,801
New Zealand Local Government Funding Agency Bond
1.50%, 04/15/26(a)	NZD	200	139,931
3.50%, 04/14/33	NZD	200	167,321

			8,461,150

Norway — 0.2%
Kommunalbanken AS
0.05%, 10/24/29(a)	EUR	300	357,580
1.50%, 12/15/23(a)	GBP	200	268,825
4.25%, 07/16/25	AUD	150	123,604

Security		Par (000)	Value

Norway (continued)
Norway Government Bond
1.50%, 02/19/26(d)	NOK	7,670	$848,110
1.75%, 03/13/25(d)	NOK	4,400	488,123
1.75%, 02/17/27(d)	NOK	5,794	653,728
1.75%, 09/06/29(d)	NOK	3,117	356,385
2.00%, 05/24/23(d)	NOK	7,533	823,860
2.00%, 04/26/28(d)	NOK	6,000	693,240
3.00%, 03/14/24(d)	NOK	7,287	831,649

			5,445,104

Peru — 0.1%
Peru Government Bond
5.35%, 08/12/40	PEN	1,720	463,227
5.40%, 08/12/34	PEN	1,930	562,476
6.15%, 08/12/32	PEN	2,970	946,610
6.35%, 08/12/28	PEN	3,820	1,289,775
Peruvian Government International Bond
2.75%, 01/30/26	EUR	100	129,875
3.75%, 03/01/30	EUR	200	290,055

			3,682,018

Philippines — 0.0%
Philippine Government International Bond
0.70%, 02/03/29	EUR	100	114,588
0.88%, 05/17/27	EUR	200	233,401

			347,989

Poland — 0.4%
Bank Gospodarstwa Krajowego
1.38%, 06/01/25(a)	EUR	200	247,088
1.63%, 04/30/28(a)	EUR	100	126,295
Republic of Poland Government Bond
1.25%, 10/25/30	PLN	2,100	532,955
1.75%, 07/25/21	PLN	100	25,549
2.25%, 10/25/24	PLN	5,000	1,363,360
2.50%, 04/25/24	PLN	4,420	1,207,307
2.50%, 07/25/26	PLN	5,570	1,553,802
2.50%, 07/25/27	PLN	5,088	1,425,787
2.75%, 10/25/29	PLN	2,500	719,631
4.00%, 04/25/47	PLN	2,250	846,714
Republic of Poland Government International Bond
0.88%, 10/14/21(a)	EUR	540	635,850
0.88%, 05/10/27(a)	EUR	200	248,348
1.00%, 10/25/28(a)	EUR	200	253,322
1.00%, 03/07/29(a)	EUR	600	763,000
1.50%, 09/09/25(a)	EUR	100	126,349
1.50%, 01/19/26(a)	EUR	250	317,453
3.00%, 01/15/24(a)	EUR	400	515,586
4.50%, 01/18/22(a)	EUR	160	197,536
5.25%, 01/20/25	EUR	937	1,349,792

			12,455,724

Portugal — 0.7%
Portugal Obrigacoes do Tesouro OT
0.48%, 10/18/30(d)	EUR	830	1,002,211
0.70%, 10/15/27(d)	EUR	1,290	1,595,355
0.90%, 10/12/35(d)	EUR	890	1,102,537
1.95%, 06/15/29(d)	EUR	1,658	2,262,156
2.13%, 10/17/28(d)	EUR	940	1,289,555
2.20%, 10/17/22(d)	EUR	1,300	1,597,939
2.25%, 04/18/34(d)	EUR	890	1,296,113
2.88%, 10/15/25(d)	EUR	1,160	1,573,137
2.88%, 07/21/26(d)	EUR	1,110	1,531,512

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Portugal (continued)
4.10%, 04/15/37(d)	EUR	693	$1,268,361
4.10%, 02/15/45(d)	EUR	240	482,052
4.13%, 04/14/27(d)	EUR	1,414	2,117,376
4.95%, 10/25/23(d)	EUR	1,500	2,035,050
5.65%, 02/15/24(d)	EUR	1,320	1,851,457

			21,004,811

Romania — 0.2%
Romania Government Bond
4.00%, 08/08/22	RON	5,920	1,446,689
4.15%, 01/26/28	RON	5,180	1,315,017
4.75%, 10/11/34	RON	2,120	559,146
Romanian Government International Bond
2.00%, 12/08/26(a)	EUR	200	244,036
2.00%, 01/28/32(a)	EUR	150	174,755
2.12%, 07/16/31(a)	EUR	200	236,061
2.38%, 04/19/27(a)	EUR	250	312,031
2.75%, 10/29/25(a)	EUR	60	76,194
2.88%, 05/26/28(a)	EUR	150	192,777
2.88%, 03/11/29(a)	EUR	397	509,060
3.38%, 02/08/38(a)	EUR	300	378,285
3.38%, 01/28/50(a)	EUR	150	181,716
3.50%, 04/03/34(a)	EUR	200	263,086
3.62%, 05/26/30(a)	EUR	100	133,687
3.63%, 04/24/24(a)	EUR	50	64,479
4.63%, 04/03/49(a)	EUR	350	505,761

			6,592,780

Russia — 0.3%
Russian Federal Bond - OFZ
6.10%, 07/18/35	RUB	36,050	441,385
6.90%, 05/23/29	RUB	48,610	649,373
7.00%, 01/25/23	RUB	11,000	145,188
7.00%, 08/16/23	RUB	34,000	451,150
7.05%, 01/19/28	RUB	29,526	399,017
7.10%, 10/16/24	RUB	65,140	876,799
7.40%, 12/07/22	RUB	85,000	1,129,191
7.40%, 07/17/24	RUB	85,000	1,151,594
7.60%, 04/14/21	RUB	15,000	191,377
7.65%, 04/10/30	RUB	55,490	775,035
7.70%, 03/23/33	RUB	66,250	930,188
7.75%, 09/16/26	RUB	60,000	837,241
7.95%, 10/07/26	RUB	100,000	1,410,071
8.50%, 09/17/31	RUB	39,982	590,720
Russian Foreign Bond - Eurobond, 2.88%, 12/04/25(a)	EUR	400	512,078

			10,490,407

Saudi Arabia — 0.0%
Saudi Government International Bond, 2.00%, 07/09/39(a)	EUR	350	430,875

Singapore — 0.4%
Singapore Government Bond
1.25%, 10/01/21	SGD	640	472,883
1.75%, 04/01/22	SGD	1,300	972,625
1.88%, 03/01/50	SGD	270	238,432
2.13%, 06/01/26	SGD	400	318,515
2.25%, 06/01/21	SGD	450	333,313
2.25%, 08/01/36	SGD	970	828,993
2.38%, 06/01/25	SGD	150	119,490
2.38%, 07/01/39	SGD	140	123,698

Security		Par (000)	Value

Singapore (continued)
2.63%, 05/01/28	SGD	680	$567,445
2.75%, 07/01/23	SGD	839	654,420
2.75%, 04/01/42	SGD	430	408,719
2.75%, 03/01/46	SGD	1,010	1,005,481
2.88%, 07/01/29	SGD	1,370	1,178,872
2.88%, 09/01/30	SGD	1,650	1,444,581
3.00%, 09/01/24	SGD	1,315	1,059,608
3.38%, 09/01/33	SGD	530	499,997
3.50%, 03/01/27	SGD	1,230	1,061,196

			11,288,268

Slovakia — 0.2%
Slovakia Government Bond
0.63%, 05/22/26	EUR	350	434,988
1.38%, 01/21/27(a)	EUR	627	818,588
1.63%, 01/21/31(a)	EUR	168	236,266
1.88%, 03/09/37(a)	EUR	574	873,343
2.00%, 10/17/47(a)	EUR	350	587,276
3.00%, 02/28/23(a)	EUR	1,229	1,553,315
4.35%, 10/14/25(a)	EUR	1,050	1,526,211

			6,029,987

Slovenia — 0.1%
Slovenia Government Bond
1.19%, 03/14/29(a)	EUR	850	1,107,907
1.25%, 03/22/27(a)	EUR	434	559,410
1.75%, 11/03/40(a)	EUR	209	312,796
2.13%, 07/28/25(a)	EUR	801	1,051,131
2.25%, 03/03/32(a)	EUR	290	428,859
3.00%, 04/08/21(a)	EUR	50	59,134
3.13%, 08/07/45(a)	EUR	250	483,826

			4,003,063

South Korea — 2.2%
Export-Import Bank of Korea
0.63%, 07/11/23(a)	EUR	200	238,356
0.83%, 04/27/25(a)	EUR	436	529,657
Korea Treasury Bond
1.00%, 06/10/23	KRW	3,000,000	2,658,835
1.13%, 09/10/39	KRW	2,004,990	1,618,623
1.38%, 09/10/21	KRW	1,050,000	933,007
1.38%, 09/10/24	KRW	2,574,180	2,295,233
1.38%, 12/10/29	KRW	1,826,710	1,597,369
1.38%, 06/10/30	KRW	5,410,230	4,727,646
1.50%, 12/10/26	KRW	1,750,000	1,567,705
1.50%, 09/10/36	KRW	1,467,540	1,281,495
1.50%, 09/10/40	KRW	937,330	806,383
1.50%, 03/10/50	KRW	4,146,580	3,528,010
1.63%, 06/10/22	KRW	2,000,000	1,797,004
1.75%, 12/10/20	KRW	2,200,000	1,954,795
1.88%, 03/10/22	KRW	860,000	771,484
1.88%, 03/10/24	KRW	1,400,000	1,271,154
1.88%, 06/10/26	KRW	300,000	274,346
1.88%, 06/10/29	KRW	1,144,980	1,046,143
2.00%, 12/10/21	KRW	5,266,940	4,745,770
2.00%, 09/10/22	KRW	1,250,000	1,128,415
2.00%, 03/10/46	KRW	1,415,220	1,342,844
2.00%, 03/10/49	KRW	3,475,680	3,309,048
2.13%, 06/10/27	KRW	1,260,640	1,174,349
2.13%, 03/10/47	KRW	2,053,110	1,996,657
2.25%, 09/10/23	KRW	1,800,000	1,648,697
2.25%, 06/10/25	KRW	1,996,790	1,857,822

106	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Korea (continued)
2.25%, 12/10/25	KRW	730,000	$680,038
2.25%, 09/10/37	KRW	300,000	290,286
2.38%, 03/10/23	KRW	2,600,000	2,377,441
2.38%, 12/10/27	KRW	2,300,000	2,181,139
2.38%, 12/10/28	KRW	1,000,000	951,705
2.38%, 09/10/38	KRW	760,000	746,035
2.63%, 06/10/28	KRW	2,100,000	2,029,488
2.63%, 09/10/35	KRW	1,628,800	1,645,107
2.63%, 03/10/48	KRW	1,960,000	2,098,394
2.75%, 12/10/44	KRW	1,752,210	1,893,165
3.00%, 03/10/23	KRW	750,000	696,032
3.00%, 09/10/24	KRW	1,520,000	1,440,162
3.00%, 12/10/42	KRW	1,280,000	1,423,815
3.38%, 09/10/23	KRW	1,200,000	1,134,421
3.75%, 12/10/33	KRW	1,771,260	1,984,804
4.00%, 12/10/31	KRW	750,000	836,461
4.25%, 06/10/21	KRW	900,000	824,031
4.75%, 12/10/30	KRW	160,000	185,910
5.25%, 03/10/27	KRW	100,000	109,648
5.50%, 12/10/29	KRW	150,000	180,038

			69,808,967

Spain — 3.9%
Adif - Alta Velocidad
1.88%, 09/22/22(a)	EUR	100	121,418
1.88%, 01/28/25(a)	EUR	300	380,403
Autonomous Community of Andalusia Spain, 1.88%, 10/31/28(a)	EUR	200	264,868
Autonomous Community of Madrid Spain
0.75%, 04/30/22(a)	EUR	100	118,460
0.83%, 07/30/27(a)	EUR	500	615,413
1.00%, 09/30/24(a)	EUR	50	61,129
1.19%, 05/08/22(a)	EUR	170	202,714
1.57%, 04/30/29(a)	EUR	200	260,598
1.77%, 04/30/28(a)	EUR	150	197,007
1.83%, 04/30/25(a)	EUR	50	63,582
4.30%, 09/15/26	EUR	200	293,367
Basque Government, 1.45%, 04/30/28(a)	EUR	200	258,154
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, 0.50%, 03/17/23(a)	EUR	400	476,172
Instituto de Credito Oficial, 0.25%, 04/30/22(a)	EUR	200	235,446
Spain Government Bond
0.00%, 04/30/23(e)	EUR	4,500	5,311,801
0.00%, 01/31/25(e)	EUR	2,380	2,820,470
0.05%, 10/31/21	EUR	1,900	2,226,405
0.25%, 07/30/24(d)	EUR	3,505	4,194,584
0.35%, 07/30/23	EUR	1,968	2,347,969
0.40%, 04/30/22	EUR	2,345	2,771,780
0.45%, 10/31/22	EUR	1,950	2,317,953
0.50%, 04/30/30(d)	EUR	1,710	2,072,206
0.60%, 10/31/29(d)	EUR	2,010	2,461,412
0.80%, 07/30/27(d)	EUR	1,750	2,171,641
1.00%, 10/31/50(d)	EUR	1,310	1,551,619
1.20%, 10/31/40(d)	EUR	1,910	2,436,113
1.25%, 10/31/30(d)	EUR	3,250	4,204,239
1.30%, 10/31/26(d)	EUR	2,114	2,697,561
1.40%, 04/30/28(d)	EUR	2,502	3,245,798
1.40%, 07/30/28(d)	EUR	2,310	3,002,720
1.45%, 10/31/27(d)	EUR	1,593	2,063,062
1.45%, 04/30/29(d)	EUR	2,320	3,037,420
1.50%, 04/30/27(d)	EUR	1,555	2,015,751

Security		Par (000)	Value

Spain (continued)
1.60%, 04/30/25(d)	EUR	3,430	$4,358,179
1.85%, 07/30/35(d)	EUR	2,263	3,162,237
1.95%, 04/30/26(d)	EUR	2,397	3,144,094
1.95%, 07/30/30(d)	EUR	2,027	2,786,700
2.15%, 10/31/25(d)	EUR	2,290	3,006,012
2.35%, 07/30/33(d)	EUR	1,205	1,758,906
2.70%, 10/31/48(d)	EUR	1,650	2,783,366
2.75%, 10/31/24(d)	EUR	3,257	4,284,127
2.90%, 10/31/46(d)	EUR	1,502	2,590,778
3.45%, 07/30/66(d)	EUR	1,394	2,914,332
3.80%, 04/30/24(d)	EUR	1,285	1,723,078
4.20%, 01/31/37(d)	EUR	2,060	3,797,567
4.40%, 10/31/23(d)	EUR	1,200	1,606,025
4.65%, 07/30/25(d)	EUR	2,978	4,305,487
4.70%, 07/30/41(d)	EUR	1,981	4,102,000
4.80%, 01/31/24(d)	EUR	898	1,227,198
4.90%, 07/30/40(d)	EUR	1,802	3,769,259
5.15%, 10/31/28(d)	EUR	2,101	3,468,530
5.15%, 10/31/44(d)	EUR	1,320	3,010,039
5.40%, 01/31/23(d)	EUR	1,600	2,114,584
5.75%, 07/30/32	EUR	2,163	4,136,302
6.00%, 01/31/29	EUR	3,123	5,449,862

			125,997,897

Supranational — 2.4%
African Development Bank
0.13%, 10/07/26	EUR	150	179,894
0.50%, 03/21/29	EUR	300	371,289
Series GDIF, 0.25%, 11/21/24	EUR	300	360,183
Asian Development Bank
0.20%, 05/25/23	EUR	500	594,067
0.35%, 07/16/25	EUR	300	364,020
1.38%, 12/15/23(a)	GBP	500	671,507
Council of Europe Development Bank
0.00%, 04/09/27(a)(e)	EUR	400	480,966
0.13%, 04/10/24(a)	EUR	320	382,499
0.75%, 06/09/25(a)	EUR	50	61,873
EUROFIMA
0.25%, 04/25/23(a)	EUR	250	296,914
0.25%, 02/09/24(a)	EUR	300	357,580
European Bank for Reconstruction & Development, 1.25%, 12/15/22	GBP	200	264,703
European Financial Stability Facility
0.00%, 11/17/22(a)(e)	EUR	710	839,184
0.00%, 04/24/23(a)(e)	EUR	300	355,521
0.00%, 07/17/23(a)(e)	EUR	1,380	1,636,427
0.00%, 04/19/24(a)(e)	EUR	900	1,071,837
0.00%, 10/15/25(a)(e)	EUR	400	479,820
0.05%, 10/17/29(a)	EUR	570	691,738
0.13%, 10/17/23(a)	EUR	500	595,960
0.20%, 01/17/24(a)	EUR	300	359,016
0.38%, 10/11/24(a)	EUR	350	424,058
0.40%, 02/17/25(a)	EUR	925	1,125,380
0.50%, 01/20/23(a)	EUR	600	717,857
0.63%, 10/16/26(a)	EUR	900	1,122,736
0.70%, 01/20/50(a)	EUR	310	423,903
0.75%, 05/03/27(a)	EUR	540	682,284
0.88%, 04/10/35(a)	EUR	300	399,224
0.95%, 02/14/28(a)	EUR	530	682,972
1.20%, 02/17/45(a)	EUR	450	657,964
1.25%, 05/24/33(a)	EUR	1,210	1,677,323

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
1.38%, 05/31/47(a)	EUR	720	$1,137,450
1.45%, 09/05/40(a)	EUR	450	670,319
1.70%, 02/13/43(a)	EUR	910	1,430,011
1.75%, 06/27/24(a)	EUR	100	126,774
1.75%, 07/17/53(a)	EUR	380	661,003
1.80%, 07/10/48(a)	EUR	200	341,059
2.00%, 02/28/56(a)	EUR	250	470,253
2.13%, 02/19/24(a)	EUR	50	63,641
2.35%, 07/29/44(a)	EUR	200	360,740
2.75%, 12/03/29(a)	EUR	80	120,145
3.38%, 07/05/21(a)	EUR	50	59,825
3.38%, 04/03/37(a)	EUR	280	512,756
European Investment Bank
0.00%, 05/23/23(e)	EUR	1,000	1,185,642
0.00%, 10/16/23(e)	EUR	1,150	1,367,507
0.00%, 03/15/24(e)	EUR	250	298,068
0.00%, 03/25/25(e)	EUR	350	419,663
0.00%, 03/13/26(a)(e)	EUR	660	795,340
0.00%, 06/17/27(e)	EUR	450	544,154
0.00%, 11/15/35(a)(e)	EUR	500	593,153
0.05%, 05/24/24(a)	EUR	1,000	1,195,916
0.05%, 01/16/30	EUR	500	608,453
0.05%, 10/13/34(a)	EUR	500	599,070
0.13%, 04/15/25	EUR	150	180,927
0.13%, 06/20/29(a)	EUR	50	61,249
0.20%, 07/15/24(a)	EUR	700	842,580
0.25%, 10/14/24(a)	EUR	630	761,133
0.25%, 06/15/40(a)	EUR	350	428,828
0.38%, 03/15/22(a)	EUR	1,000	1,182,089
0.38%, 04/14/26(a)	EUR	350	430,320
0.38%, 05/15/26(a)	EUR	510	627,395
0.50%, 01/15/27	EUR	1,391	1,731,734
0.50%, 11/13/37	EUR	375	482,396
0.63%, 01/22/29(a)	EUR	610	776,448
0.75%, 11/15/24(a)	GBP	790	1,045,863
0.88%, 12/15/23(a)	GBP	500	661,686
0.88%, 09/13/24(a)	EUR	500	617,807
0.88%, 01/14/28(a)	EUR	400	514,146
1.00%, 09/21/26(a)	GBP	40	54,043
1.00%, 03/14/31(a)	EUR	520	691,565
1.00%, 04/14/32(a)	EUR	590	790,804
1.00%, 11/14/42(a)	EUR	310	445,681
1.13%, 09/07/21(a)	GBP	270	352,357
1.13%, 11/15/32	EUR	450	614,038
1.13%, 04/13/33(a)	EUR	400	544,455
1.13%, 09/15/36(a)	EUR	350	485,641
1.50%, 11/15/47	EUR	50	80,231
1.50%, 10/16/48	EUR	430	691,512
1.75%, 09/15/45(a)	EUR	200	328,788
2.13%, 01/15/24	EUR	1,140	1,449,925
2.25%, 10/14/22(a)	EUR	200	246,554
2.70%, 01/12/23(a)	AUD	500	369,924
2.75%, 09/15/21	EUR	300	359,869
3.30%, 02/03/28	AUD	750	619,058
3.50%, 04/15/27(a)	EUR	50	73,991
3.88%, 06/08/37(a)	GBP	570	1,079,838
4.00%, 04/15/30	EUR	300	499,235
4.00%, 10/15/37	EUR	200	396,769
4.50%, 06/07/29(a)	GBP	240	415,205
5.00%, 04/15/39	GBP	40	87,889

Security		Par (000)	Value

Supranational (continued)
5.63%, 06/07/32	GBP	100	$200,843
European Stability Mechanism
0.00%, 01/17/22(a)(e)	EUR	200	234,824
0.00%, 10/18/22(a)(e)	EUR	350	412,957
0.00%, 02/10/23(a)(e)	EUR	200	236,492
0.00%, 03/14/25(a)(e)	EUR	520	622,246
0.00%, 03/04/30(a)(e)	EUR	100	120,682
0.10%, 07/31/23(a)	EUR	390	463,791
0.13%, 04/22/24(a)	EUR	400	478,469
0.50%, 03/02/26(a)	EUR	1,100	1,356,882
0.50%, 03/05/29(a)	EUR	660	829,751
0.75%, 03/15/27(a)	EUR	600	757,052
0.75%, 09/05/28(a)	EUR	800	1,022,561
0.88%, 07/18/42(a)	EUR	80	108,694
1.00%, 09/23/25(a)	EUR	200	251,519
1.13%, 05/03/32(a)	EUR	150	202,193
1.20%, 05/23/33(a)	EUR	400	547,750
1.38%, 03/04/21(a)	EUR	50	58,632
1.63%, 11/17/36(a)	EUR	100	147,963
1.75%, 10/20/45(a)	EUR	310	505,404
1.80%, 11/02/46(a)	EUR	510	850,000
1.85%, 12/01/55(a)	EUR	400	715,823
European Union
0.00%, 10/04/30(a)(e)	EUR	1,000	1,208,625
0.10%, 10/04/40(a)	EUR	800	947,712
0.50%, 04/04/25(a)	EUR	1,480	1,810,193
0.63%, 11/04/23(a)	EUR	400	484,037
0.75%, 04/04/31(a)	EUR	180	234,161
1.13%, 04/04/36(a)	EUR	100	138,862
1.25%, 04/04/33(a)	EUR	460	634,600
1.50%, 10/04/35(a)	EUR	60	86,939
1.88%, 04/04/24(a)	EUR	270	341,928
2.50%, 11/04/27(a)	EUR	250	353,788
2.75%, 09/21/21(a)	EUR	50	60,003
2.88%, 04/04/28	EUR	500	730,308
3.38%, 04/04/32(a)	EUR	50	82,816
3.75%, 04/04/42(a)	EUR	280	585,982
Inter-American Development Bank
0.88%, 08/27/27	CAD	200	149,542
1.38%, 12/15/24	GBP	100	135,534
1.70%, 10/10/24	CAD	200	156,588
1.95%, 04/23/24	AUD	500	370,711
2.50%, 04/14/27(a)	AUD	100	78,098
International Bank for Reconstruction & Development
0.00%, 02/21/30(e)	EUR	500	596,787
0.25%, 05/21/29	EUR	400	488,515
0.25%, 01/10/50	EUR	120	143,110
0.50%, 07/24/23	GBP	600	783,783
0.63%, 12/15/23	GBP	200	262,670
0.63%, 11/22/27	EUR	200	249,765
0.63%, 01/12/33(a)	EUR	60	76,390
0.88%, 12/13/24	GBP	300	399,037
1.25%, 09/07/23	GBP	200	266,875
1.80%, 07/26/24	CAD	500	392,039
1.90%, 01/16/25	CAD	940	742,440
2.60%, 09/20/22	AUD	350	256,880
2.90%, 11/26/25	AUD	510	401,763
International Finance Corp.
2.70%, 02/05/21	AUD	100	70,686

108	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
2.80%, 08/15/22	AUD	250	$183,744
3.15%, 06/26/29(a)	AUD	580	479,076
Nordic Investment Bank
0.00%, 04/30/27(a)(e)	EUR	300	360,106
0.38%, 09/19/22(a)	EUR	300	356,018

			78,136,253

Sweden — 0.3%
Kommuninvest I Sverige AB
0.75%, 02/22/23(a)	SEK	2,000	228,885
1.00%, 09/15/21(a)	SEK	700	79,381
1.00%, 11/13/23(a)	SEK	5,000	578,936
1.00%, 05/12/25(a)	SEK	13,000	1,521,110
1.00%, 11/12/26(a)	SEK	5,000	589,497
Sweden Government Bond
0.13%, 05/12/31(d)	SEK	4,920	563,942
0.75%, 05/12/28	SEK	8,700	1,049,524
0.75%, 11/12/29(d)	SEK	5,300	645,582
1.00%, 11/12/26(a)	SEK	6,915	838,316
1.50%, 11/13/23(d)	SEK	14,500	1,723,697
2.25%, 06/01/32(a)	SEK	3,450	488,453
3.50%, 06/01/22	SEK	10,345	1,234,476
3.50%, 03/30/39	SEK	5,380	954,059
Sweden Government International Bond, 0.13%, 04/24/23(a)	EUR	400	474,699

			10,970,557

Switzerland — 0.4%
Swiss Confederation Government Bond
0.00%, 06/22/29(a)(e)	CHF	6,228	7,153,078
0.00%, 06/26/34(a)(e)	CHF	2,800	3,221,978
0.00%, 07/24/39(a)(e)	CHF	3,120	3,613,079

			13,988,135

Thailand — 0.6%
Thailand Government Bond
1.60%, 12/17/29	THB	33,180	1,087,533
1.60%, 06/17/35	THB	11,330	363,782
2.00%, 12/17/22	THB	32,436	1,071,348
2.13%, 12/17/26	THB	36,520	1,249,373
2.40%, 12/17/23	THB	34,620	1,169,721
2.88%, 12/17/28	THB	92,885	3,349,642
2.88%, 06/17/46	THB	24,980	928,149
3.30%, 06/17/38	THB	39,930	1,554,372
3.40%, 06/17/36	THB	15,670	619,540
3.58%, 12/17/27	THB	14,000	524,285
3.60%, 06/17/67	THB	29,210	1,226,309
3.63%, 06/16/23	THB	59,500	2,059,205
3.65%, 12/17/21	THB	46,000	1,527,154
3.80%, 06/14/41	THB	2,000	84,715
3.85%, 12/12/25	THB	29,633	1,090,738
4.00%, 06/17/66	THB	9,000	410,663
4.26%, 12/12/37(a)	THB	35,800	1,513,771
4.68%, 06/29/44	THB	17,120	811,823
4.85%, 06/17/61	THB	4,500	232,989

			20,875,112

United Kingdom — 6.9%
LCR Finance PLC
4.50%, 12/07/28(a)	GBP	150	255,132
4.50%, 12/07/38(a)	GBP	200	411,991
Transport for London
2.13%, 04/24/25(a)	GBP	250	346,123

Security		Par (000)	Value

United Kingdom (continued)
2.25%, 08/09/22(a)	GBP	100	$133,297
3.88%, 07/23/42(a)	GBP	100	180,835
United Kingdom Gilt
0.13%, 01/31/23(a)	GBP	2,350	3,048,365
0.13%, 01/30/26(a)	GBP	5,760	7,488,346
0.13%, 01/31/28(a)	GBP	1,400	1,809,694
0.38%, 10/22/30(a)	GBP	6,400	8,340,907
0.50%, 07/22/22(a)	GBP	2,524	3,293,394
0.50%, 10/22/61(a)	GBP	1,280	1,507,411
0.63%, 06/07/25(a)	GBP	3,040	4,050,883
0.63%, 07/31/35(a)	GBP	1,350	1,748,081
0.63%, 10/22/50(a)	GBP	2,420	2,956,681
0.75%, 07/22/23(a)	GBP	1,236	1,634,027
0.88%, 10/22/29(a)	GBP	4,590	6,284,435
1.00%, 04/22/24(a)	GBP	5,012	6,721,334
1.25%, 07/22/27(a)	GBP	6,230	8,698,132
1.25%, 10/22/41(a)	GBP	1,980	2,788,582
1.50%, 07/22/26(a)	GBP	2,950	4,144,331
1.50%, 07/22/47(a)	GBP	3,500	5,255,600
1.63%, 10/22/28(a)	GBP	4,140	5,992,600
1.63%, 10/22/54(a)	GBP	1,680	2,692,688
1.63%, 10/22/71(a)	GBP	1,500	2,739,874
1.75%, 09/07/22(a)	GBP	2,703	3,610,314
1.75%, 09/07/37(a)	GBP	3,150	4,770,200
1.75%, 01/22/49(a)	GBP	2,523	4,022,603
1.75%, 07/22/57(a)	GBP	2,897	4,900,209
2.00%, 09/07/25(a)	GBP	3,705	5,266,126
2.25%, 09/07/23(a)	GBP	4,788	6,600,784
2.50%, 07/22/65(a)	GBP	2,320	4,977,413
2.75%, 09/07/24(a)	GBP	2,476	3,548,668
3.25%, 01/22/44(a)	GBP	3,193	6,273,125
3.50%, 01/22/45(a)	GBP	2,853	5,865,731
3.50%, 07/22/68(a)	GBP	1,800	4,904,811
3.75%, 07/22/52(a)	GBP	2,475	5,840,449
4.00%, 03/07/22(a)	GBP	3,820	5,206,920
4.00%, 01/22/60(a)	GBP	2,660	7,201,788
4.25%, 12/07/27(a)	GBP	2,098	3,518,499
4.25%, 06/07/32(a)	GBP	2,540	4,725,797
4.25%, 03/07/36(a)	GBP	3,241	6,443,698
4.25%, 09/07/39(a)	GBP	2,276	4,787,665
4.25%, 12/07/40(a)	GBP	3,055	6,541,116
4.25%, 12/07/46(a)	GBP	2,506	5,850,384
4.25%, 12/07/49(a)	GBP	2,034	4,967,658
4.25%, 12/07/55(a)	GBP	2,227	5,919,988
4.50%, 09/07/34(a)	GBP	3,478	6,899,922
4.50%, 12/07/42(a)	GBP	2,505	5,689,600
4.75%, 12/07/30(a)	GBP	1,795	3,358,510
4.75%, 12/07/38(a)	GBP	2,042	4,483,834
5.00%, 03/07/25(a)	GBP	1,023	1,614,473
6.00%, 12/07/28(a)	GBP	518	984,247

			221,297,275

Total Foreign Government Obligations — 78.3% (Cost: $2,394,366,935)			2,529,263,702

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(g)(h)	15,740	$15,740,000

Total Short-Term Investments — 0.5% (Cost: $15,740,000)		15,740,000

Total Investments in Securities — 99.2% (Cost: $3,036,145,659)		3,203,623,224

Other Assets, Less Liabilities — 0.8%		25,291,685

Net Assets — 100.0%		$3,228,914,909

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)	Maturity date represents next reset date.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$2,400,000	$13,340,000	(a)	$—	$—	$—	$15,740,000	15,740	$105,363	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CNH	867,650,000	USD	129,414,625	UBS	11/03/20	$81,509
GBP	10,250,000	USD	13,253,250	JPM	11/03/20	4
HUF	1,696,420,000	USD	5,384,640	SSB	11/03/20	1,227
ILS	26,590,000	USD	7,792,581	JPM	11/03/20	12,856
MXN	348,300,000	USD	16,340,977	SSB	11/03/20	28,427
USD	84,745,558	AUD	118,740,000	DB	11/03/20	1,360,375
USD	628,155	AUD	880,000	JPM	11/03/20	10,174
USD	1,602,481	AUD	2,260,000	MS	11/03/20	15,395
USD	1,540,036	AUD	2,150,000	UBS	11/03/20	30,199
USD	2,882,940	CAD	3,830,000	JPM	11/03/20	10,460
USD	965,566	CAD	1,270,000	MS	11/03/20	13,072
USD	2,478,803	CAD	3,290,000	UBS	11/03/20	11,321
USD	648,937	CHF	590,000	MS	11/03/20	5,219
USD	1,246,017	CHF	1,140,000	UBS	11/03/20	2,223
USD	1,494,093	CNH	10,000,000	UBS	11/03/20	1,600
USD	7,051,744	CZK	163,890,000	MS	11/03/20	54,192
USD	312,522	DKK	1,980,000	MS	11/03/20	2,733
USD	1,254,797	DKK	7,950,000	SSB	11/03/20	10,948
USD	13,862,738	DKK	88,130,000	UBS	11/03/20	74,005
USD	291,842,803	EUR	248,980,000	CITI	11/03/20	1,818,574
USD	23,515,228	EUR	20,040,000	DB	11/03/20	171,644

110	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	311,019,108	EUR	265,380,000	JPM	11/03/20	$1,891,347
USD	321,099,780	EUR	273,990,000	MS	11/03/20	1,942,665
USD	291,860,083	EUR	248,980,000	SSB	11/03/20	1,835,854
USD	298,758,257	EUR	255,200,000	UBS	11/03/20	1,488,664
USD	1,887,063	GBP	1,450,000	JPM	11/03/20	12,212
USD	710,266	HUF	216,810,000	JPM	11/03/20	21,928
USD	4,740,582	HUF	1,479,610,000	SSB	11/03/20	43,052
USD	5,043,631	NOK	47,670,000	SSB	11/03/20	56,629
USD	7,827,209	PLN	30,320,000	SSB	11/03/20	177,791
USD	3,265,802	RON	13,610,000	CITI	11/03/20	6,313
USD	933,381	SEK	8,290,000	JPM	11/03/20	2,041
USD	622,684	SEK	5,530,000	UBS	11/03/20	1,416
JPY	7,733,290,000	USD	73,903,059	CITI	11/04/20	71,401
JPY	7,733,290,000	USD	73,924,959	DB	11/04/20	49,500
JPY	7,733,290,000	USD	73,974,460	JPM	11/04/20	—
JPY	7,733,280,000	USD	73,899,432	MS	11/04/20	74,932
JPY	7,733,290,000	USD	73,921,426	SSB	11/04/20	53,033
USD	1,299,918	GBP	1,000,000	JPM	11/04/20	6,909
USD	87,317,492	AUD	124,030,000	SSB	12/02/20	204,194
USD	34,723,203	CAD	46,230,000	CITI	12/02/20	47,755
USD	34,723,239	CAD	46,230,000	DB	12/02/20	47,792
USD	34,715,391	CAD	46,230,000	JPM	12/02/20	39,943
USD	34,731,063	CAD	46,240,000	MS	12/02/20	48,115
USD	34,718,076	CAD	46,230,000	SSB	12/02/20	42,629
USD	32,464,716	CHF	29,720,000	SSB	12/02/20	11,384
USD	388,843,098	CNY	2,606,000,000	SSB	12/02/20	692,763
USD	7,013,164	CZK	163,890,000	MS	12/02/20	14,871
USD	15,383,724	DKK	98,060,000	MS	12/02/20	31,463
USD	306,831,653	EUR	262,515,000	CITI	12/02/20	845,787
USD	306,811,519	EUR	262,515,000	DB	12/02/20	825,653
USD	306,759,803	EUR	262,515,000	JPM	12/02/20	773,937
USD	306,818,879	EUR	262,510,000	MS	12/02/20	838,841
USD	306,798,130	EUR	262,515,000	SSB	12/02/20	812,264
USD	316,576,209	GBP	242,610,000	JPM	12/02/20	2,825,068
USD	2,588,182	JPY	270,480,000	DB	12/02/20	9
USD	5,009,721	NOK	47,670,000	JPM	12/02/20	23,512
USD	8,671,946	NZD	13,060,000	CITI	12/02/20	40,341
USD	7,658,068	PLN	30,320,000	MS	12/02/20	8,088
USD	3,256,088	RON	13,610,000	CITI	12/02/20	2,847
USD	25,338,527	SEK	225,010,000	DB	12/02/20	51,805
USD	11,331,343	SGD	15,460,000	SSB	12/02/20	9,407
KRW	1,033,640,000	USD	870,492	CITI	12/16/20	39,352
USD	4,704,041	COP	17,832,550,000	DB	12/16/20	86,075
USD	3,609,437	PEN	12,820,000	MS	12/16/20	62,339
USD	701,009	RUB	55,170,000	CITI	12/16/20	9,815
USD	9,477,654	RUB	732,490,000	MS	12/16/20	300,690

						20,188,583

AUD	124,030,000	USD	87,304,717	SSB	11/03/20	(204,631)
CAD	46,230,000	USD	34,719,943	CITI	11/03/20	(47,691)

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	46,230,000	USD	34,720,449	DB	11/03/20	$(48,197)
CAD	46,230,000	USD	34,712,602	JPM	11/03/20	(40,349)
CAD	46,240,000	USD	34,728,231	MS	11/03/20	(48,478)
CAD	46,230,000	USD	34,715,234	SSB	11/03/20	(42,982)
CHF	29,720,000	USD	32,437,624	SSB	11/03/20	(11,679)
CNH	867,650,000	USD	129,623,820	DB	11/03/20	(127,685)
CNH	854,700,000	USD	127,564,879	JPM	11/03/20	(1,523)
CNY	2,606,000,000	USD	389,827,973	SSB	11/03/20	(884,359)
CZK	163,890,000	USD	7,012,537	MS	11/03/20	(14,986)
DKK	98,060,000	USD	15,373,713	MS	11/03/20	(31,342)
EUR	262,515,000	USD	306,638,521	CITI	11/03/20	(848,054)
EUR	262,515,000	USD	306,617,520	DB	11/03/20	(827,053)
EUR	262,515,000	USD	306,565,017	JPM	11/03/20	(774,550)
EUR	262,510,000	USD	306,624,805	MS	11/03/20	(840,163)
EUR	262,515,000	USD	306,604,394	SSB	11/03/20	(813,927)
GBP	10,250,000	USD	13,373,001	JPM	11/03/20	(119,747)
NOK	47,670,000	USD	5,010,721	JPM	11/03/20	(23,720)
NZD	13,060,000	USD	8,671,709	CITI	11/03/20	(40,354)
PLN	30,320,000	USD	7,657,533	MS	11/03/20	(8,114)
RON	13,610,000	USD	3,262,459	CITI	11/03/20	(2,969)
SEK	225,010,000	USD	25,330,692	DB	11/03/20	(51,935)
SGD	15,460,000	USD	11,331,320	SSB	11/03/20	(9,460)
THB	655,180,000	USD	21,029,015	JPM	11/03/20	(7,759)
USD	32,454,626	CAD	43,410,000	CITI	11/03/20	(102,641)
USD	4,290,112	CAD	5,730,000	DB	11/03/20	(7,358)
USD	32,454,546	CAD	43,410,000	JPM	11/03/20	(102,721)
USD	32,433,166	CAD	43,400,000	MS	11/03/20	(116,601)
USD	32,457,045	CAD	43,410,000	SSB	11/03/20	(100,222)
USD	32,439,534	CAD	43,410,000	UBS	11/03/20	(117,734)
USD	30,382,171	CHF	27,990,000	UBS	11/03/20	(156,262)
USD	41,574,593	CNH	283,000,000	CITI	11/03/20	(662,952)
USD	344,406,729	CNH	2,313,380,000	DB	11/03/20	(863,561)
USD	388,333,561	CNY	2,606,000,000	SSB	11/03/20	(610,053)
USD	24,631,615	GBP	19,050,000	JPM	11/03/20	(42)
USD	7,719,406	ILS	26,590,000	JPM	11/03/20	(86,031)
USD	15,553,848	MXN	348,300,000	UBS	11/03/20	(815,557)
USD	8,072,241	NZD	12,260,000	DB	11/03/20	(30,394)
USD	527,401	NZD	800,000	JPM	11/03/20	(1,319)
USD	23,467,806	SEK	211,190,000	SSB	11/03/20	(258,342)
USD	11,287,315	SGD	15,460,000	SSB	11/03/20	(34,545)
USD	18,531,950	THB	587,420,000	JPM	11/03/20	(315,247)
USD	2,136,091	THB	67,760,000	MS	11/03/20	(37,969)
GBP	232,360,000	USD	303,157,768	JPM	11/04/20	(2,714,217)
USD	294,973,639	GBP	231,360,000	JPM	11/04/20	(4,176,903)
USD	69,116,921	JPY	7,301,065,000	CITI	11/04/20	(722,997)
USD	3,671,569	JPY	387,320,000	DB	11/04/20	(33,424)
USD	71,464,853	JPY	7,550,535,000	JPM	11/04/20	(761,424)
USD	75,497,563	JPY	7,975,150,000	MS	11/04/20	(790,461)
USD	69,111,516	JPY	7,301,065,000	SSB	11/04/20	(728,401)

112	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	77,200,171	JPY	8,151,305,000	UBS	11/04/20	$(772,901)
USD	2,268,587	AUD	3,230,000	DB	12/02/20	(25)
USD	21,483,445	CNY	144,300,000	SSB	12/02/20	(9,300)
USD	13,229,367	EUR	11,350,000	CITI	12/02/20	(123)
USD	12,914,693	EUR	11,080,000	DB	12/02/20	(87)
USD	3,892,553	GBP	3,010,000	JPM	12/02/20	(77)
USD	5,382,509	HUF	1,696,420,000	SSB	12/02/20	(1,314)
USD	7,794,388	ILS	26,590,000	JPM	12/02/20	(13,035)
USD	73,926,571	JPY	7,733,290,000	CITI	12/02/20	(71,827)
USD	73,948,499	JPY	7,733,290,000	DB	12/02/20	(49,899)
USD	73,998,102	JPY	7,733,290,000	JPM	12/02/20	(296)
USD	73,923,140	JPY	7,733,280,000	MS	12/02/20	(75,162)
USD	73,945,105	JPY	7,733,290,000	SSB	12/02/20	(53,293)
USD	16,288,149	MXN	348,300,000	SSB	12/02/20	(29,774)
USD	21,013,934	THB	655,180,000	JPM	12/02/20	(2,910)
USD	2,600,993	CLP	2,016,550,000	DB	12/16/20	(3,653)
USD	2,612,654	IDR	39,286,740,000	DB	12/16/20	(34,463)
USD	18,091,820	IDR	272,336,166,962	MS	12/16/20	(258,031)
USD	72,237,641	KRW	85,764,460,000	CITI	12/16/20	(3,255,110)
USD	19,221,056	MYR	80,350,000	MS	12/16/20	(48,944)

						(24,899,309)

	Net unrealized depreciation					$(4,710,726)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$20,188,583

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$24,899,309

For the year ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(89,665,883)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$28,694,747

Average Quarterly Balances of Outstanding Derivative Financial Instruments

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,610,354,280
Average amounts sold — in USD	$5,044,175,084

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Year End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$20,188,583	$24,899,309

Total derivative assets and liabilities in the Statement of Assets and Liabilities	20,188,583	24,899,309
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	20,188,583	24,899,309

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Citibank N.A	$2,882,185	$(2,882,185)	$—	$—
Deutsche Bank Securities Inc.	2,592,853	(2,077,734)	—	515,119
JPMorgan Chase Bank N.A.	5,630,391	(5,630,391)	—	—
Morgan Stanley & Co. International PLC	3,412,615	(2,270,251)	—	1,142,364
State Street Bank & Trust Company	692,763	(692,763)	—	—
State Street Bank and Trust Co.	3,286,839	(2,288,570)	—	998,269
UBS AG	1,690,937	(1,690,937)	—	—

	$20,188,583	$(17,532,831)	$—	$2,655,752

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities	(c)(e)

Citibank N.A	$5,754,718	$(2,882,185)	$(2,872,532)	$1
Deutsche Bank Securities Inc.	2,077,734	(2,077,734)	—	—
JPMorgan Chase Bank N.A.	9,141,870	(5,630,391)	(3,200,000)	311,479
Morgan Stanley & Co. International PLC	2,270,251	(2,270,251)	—	—
State Street Bank & Trust Company	1,503,712	(692,763)	—	810,949
State Street Bank and Trust Co.	2,288,570	(2,288,570)	—	—
UBS AG	1,862,454	(1,690,937)	—	171,517

	$24,899,309	$(17,532,831)	$(6,072,532)	$1,293,946

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

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Schedule of Investments (continued) October 31, 2020	iShares® Core International Aggregate Bond ETF

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$658,619,522	$—	$658,619,522
Foreign Government Obligations	—	2,529,263,702	—	2,529,263,702
Money Market Funds	15,740,000	—	—	15,740,000

	$15,740,000	$3,187,883,224	$—	$3,203,623,224

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$20,188,583	$—	$20,188,583
Liabilities
Forward Foreign Currency Exchange Contracts	—	(24,899,309)	—	(24,899,309)

	$—	$(4,710,726)	$—	$(4,710,726)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	115

Statements of Assets and Liabilities

October 31, 2020

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,687,186,760	$3,187,883,224
Affiliated(c)	189,792,874	15,740,000
Cash	49,541	4,719,194
Foreign currency, at value(d)	—	13,384,421
Cash pledged:
Collateral — OTC derivatives	—	6,670,000
Receivables:
Investments sold	666,709	6,460,536
Securities lending income — Affiliated	14,008	—
TBA sales commitments	16,774,816	—
Capital shares sold	3,074,995	28,536,743
Dividends	35,319	315
Interest	31,182,765	23,549,976
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	20,188,583

Total assets	4,928,777,787	3,307,132,992

LIABILITIES
Cash received:
Collateral — TBA commitments	84,000	—
Collateral on securities loaned, at value	30,695,447	—
TBA sales commitments, at value(e)	16,731,736	—
Deferred foreign capital gain tax	—	199,952
Payables:
Investments purchased	180,047,125	52,878,450
Capital shares redeemed	6,398	—
Investment advisory fees	222,306	240,372
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	24,899,309

Total liabilities	227,787,012	78,218,083

NET ASSETS	$4,700,990,775	$3,228,914,909

NET ASSETS CONSIST OF:
Paid-in capital	$4,594,635,510	$3,089,075,279
Accumulated earnings	106,355,265	139,839,630

NET ASSETS	$4,700,990,775	$3,228,914,909

Shares outstanding	91,500,000	57,900,000

Net asset value	$51.38	$55.77

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$29,703,803	$—
(b) Investments, at cost — Unaffiliated	$4,585,320,049	$3,020,405,659
(c) Investments, at cost — Affiliated	$189,742,396	$15,740,000
(d) Foreign currency, at cost	$—	$13,444,859
(e) Proceeds from TBA sales commitments	$16,774,816	$—

See notes to financial statements.

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Statements of Operations

Year Ended October 31, 2020

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$103
Dividends — Affiliated	999,781	105,363
Interest — Unaffiliated	90,437,633	26,723,562
Securities lending income — Affiliated — net	194,930	—
Other income — Unaffiliated	19,625	5,901
Foreign taxes withheld	—	(289,626)
Other foreign taxes	—	(70)

Total investment income	91,651,969	26,545,233

EXPENSES
Investment advisory fees	2,310,906	2,218,613
Miscellaneous	264	37,547

Total expenses	2,311,170	2,256,160

Less:
Investment advisory fees waived	(99,941)	—

Total expenses after fees waived	2,211,229	2,256,160

Net investment income	89,440,740	24,289,073

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	2,818,846	2,081,205
Investments — Affiliated	(16,388)	—
In-kind redemptions — Unaffiliated	13,089	(247,679)
Forward foreign currency exchange contracts	—	(89,665,883)
Foreign currency transactions	—	1,305,361
Payment by affiliate	—	9,037

Net realized gain (loss)	2,815,547	(86,517,959)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	58,747,389	108,802,793
Investments — Affiliated	25,104	—
Forward foreign currency exchange contracts	—	28,694,747
Foreign currency translations	—	30,417

Net change in unrealized appreciation (depreciation)	58,772,493	137,527,957

Net realized and unrealized gain	61,588,040	51,009,998

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$151,028,780	$75,299,071

(a) Net of deferred foreign capital gain tax of	$—	$875

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	117

Statements of Changes in Net Assets

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$89,440,740	$71,814,943	$24,289,073	$13,811,384
Net realized gain (loss)	2,815,547	2,568,630	(86,517,959)	85,482,741
Net change in unrealized appreciation (depreciation)	58,772,493	81,088,458	137,527,957	31,455,160

Net increase in net assets resulting from operations	151,028,780	155,472,031	75,299,071	130,749,285

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain	(89,745,060)	(69,738,103)	(20,298,112)	(52,704,402)
Return of capital	—	—	(30,948,020)	—

Decrease in net assets resulting from distributions to shareholders	(89,745,060)	(69,738,103)	(51,246,132)	(52,704,402)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,776,454,761	572,233,486	1,376,748,254	878,750,694

NET ASSETS
Total increase in net assets	1,837,738,481	657,967,414	1,400,801,193	956,795,577
Beginning of year	2,863,252,294	2,205,284,880	1,828,113,716	871,318,139

End of year	$4,700,990,775	$2,863,252,294	$3,228,914,909	$1,828,113,716

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)

Net asset value, beginning of year	$50.50	$48.79	$50.08	$50.44	$50.00

Net investment income(b)	1.18	1.42	1.24	1.03	0.94
Net realized and unrealized gain (loss)(c)	0.92	1.68	(1.37)	(0.38)	0.43

Net increase (decrease) from investment operations	2.10	3.10	(0.13)	0.65	1.37

Distributions(d)
From net investment income	(1.22)	(1.39)	(1.16)	(1.01)	(0.93)

Total distributions	(1.22)	(1.39)	(1.16)	(1.01)	(0.93)

Net asset value, end of year	$51.38	$50.50	$48.79	$50.08	$50.44

Total Return
Based on net asset value	4.22%	6.43%	(0.25)%	1.29%	2.79%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.06%	0.08%	0.12%

Total expenses after fees waived	0.06%	0.06%	0.06%	0.07%	0.11%

Net investment income	2.32%	2.85%	2.53%	2.06%	1.87%

Supplemental Data
Net assets, end of year (000)	$4,700,991	$2,863,252	$2,205,285	$1,156,893	$580,113

Portfolio turnover rate(e)(f)	77%	83%	107%	124%	124%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core International Aggregate Bond ETF
	Year Ended 10/31/20		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Period From 11/10/15 to 10/31/16	(a)

Net asset value, beginning of year	$55.23		$52.17	$51.98	$52.62	$49.85

Net investment income(b)	0.55		0.55	0.47	0.44	0.42
Net realized and unrealized gain(c)	1.17		4.80	0.44	0.30	2.67

Net increase from investment operations	1.72		5.35	0.91	0.74	3.09

Distributions(d)
From net investment income	(0.46)		(2.29)	(0.72)	(0.76)	(0.32)
From net realized gain	(0.01)		—	—	(0.20)	—
Return of capital	(0.71)		—	—	(0.42)	—

Total distributions	(1.18)		(2.29)	(0.72)	(1.38)	(0.32)

Net asset value, end of year	$55.77		$55.23	$52.17	$51.98	$52.62

Total Return
Based on net asset value	3.16	%(e)	10.50%	1.77%	1.46%	6.22	%(f)

Ratios to Average Net Assets
Total expenses	0.09%		0.09%	0.09%	0.11%	0.15	%(g)

Net investment income	0.99%		1.02%	0.91%	0.84%	0.83	%(g)

Supplemental Data
Net assets, end of year (000)	$3,228,915		$1,828,114	$871,318	$465,235	$186,791

Portfolio turnover rate(h)	36%		12%	11%	20%	110	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., TBA sales commitments and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Notes to Financial Statements  (continued)

the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
Core 1-5 Year USD Bond	$2,915,954,698
Core International Aggregate Bond	1,743,154,492

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

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Notes to Financial Statements  (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions:A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

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Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core 1-5 Year USD Bond
Barclays Bank PLC	$235,874	$235,874		$—	$—
Barclays Capital Inc.	3,300,289	3,300,289		—	—
BNP Paribas Prime Brokerage International Ltd.	170,189	170,189		—	—
BofA Securities, Inc.	12,653,598	12,653,598		—	—
Citadel Clearing LLC	68,625	68,625		—	—
Citigroup Global Markets Inc.	1,543,528	1,543,528		—	—
Credit Suisse Securities (USA) LLC	676,012	676,012		—	—
Deutsche Bank Securities Inc.	304,502	304,502		—	—
Goldman Sachs & Co.	1,179,696	1,179,696		—	—
Jefferies LLC	1,795,012	1,795,012		—	—
JPMorgan Securities LLC	1,944,539	1,944,539		—	—
Morgan Stanley & Co. LLC	3,734,246	3,734,246		—	—
RBC Capital Markets LLC	1,376,619	1,376,619		—	—
Wells Fargo Securities LLC	721,074	721,074		—	—

	$29,703,803	$29,703,803		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the statement of assets and liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the statement of assets and liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

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Notes to Financial Statements  (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core 1-5 Year USD Bond	0.06%
Core International Aggregate Bond	0.09

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Core 1-5 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Core International Aggregate Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

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Notes to Financial Statements  (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core 1-5 Year USD Bond	$52,514

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core 1-5 Year USD Bond	$1,684,830	$4,917,490	$(895,409)
Core International Aggregate Bond	1,043,794	—	—

During the year ended October 31, 2020, the iShares Core International Aggregate Bond ETF received a reimbursement of $9,037 from an affiliate, which is included in payment by affiliate in the statement of operations, related to operating events.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, including TBA rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 1-5 Year USD Bond	$2,518,676,862	$2,485,513,044	$666,477,153	$459,628,426
Core International Aggregate Bond	—	—	1,434,268,133	871,441,885

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 1-5 Year USD Bond	$1,843,883,630	$318,931,589
Core International Aggregate Bond	813,763,963	79,850,154

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
Core 1-5 Year USD Bond	$20,080	$(20,080)
Core International Aggregate Bond	(249,351)	249,351

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19

Core 1-5 Year USD Bond
Ordinary income	$89,745,060	$69,738,103

Core International Aggregate Bond
Ordinary income	$20,060,235	$52,704,402
Long-term capital gains	237,877	—
Return of capital	30,948,020	—

	$51,246,132	$52,704,402

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
Core 1-5 Year USD Bond	$6,851,452	$(1,758,779)	$101,262,592		$106,355,265
Core International Aggregate Bond	—	(414,990)	140,254,620		139,839,630

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default, hedging transactions and the classification of investments.

For the year ended October 31, 2020, the iShares Core 1-5 Year USD Bond ETF utilized $2,515,215 of its capital loss carryforwards.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 1-5 Year USD Bond	$4,775,760,122	$116,814,090	$(15,594,578)	$101,219,512
Core International Aggregate Bond	3,038,532,304	171,710,267	(6,619,732)	165,090,535

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the

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Notes to Financial Statements  (continued)

risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The iShares Core International Aggregate Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the northbound trading of Bond Connect (“Bond Connect”). The Fund may be exposed to additional risks when investing in the China Interbank Bond Market, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) political and economic instability, and regulatory and tax risks (iii) potential delays and disruptions in the functionality of the newly developed trading platforms and operational systems, or the potential that Bond Connect ceases to operate; (iv) settlement and custody risks due to the link between the offshore custody agent and onshore custodians and clearing institutions; and (v) currency risk. In such event, there is no assurance that the Fund will achieve its investment objective.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

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Notes to Financial Statements  (continued)

	Year Ended 10/31/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount

Core 1-5 Year USD Bond
Shares sold	41,600,000	$2,117,672,966	16,400,000	$814,955,738
Shares redeemed	(6,800,000)	(341,218,205)	(4,900,000)	(242,722,252)

Net increase	34,800,000	$1,776,454,761	11,500,000	$572,233,486

Core International Aggregate Bond
Shares sold	29,650,000	$1,641,760,749	16,400,000	$878,750,694
Shares redeemed	(4,850,000)	(265,012,495)	—	—

Net increase	24,800,000	$1,376,748,254	16,400,000	$878,750,694

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core 1-5 Year USD Bond ETF and

iShares Core International Aggregate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Core 1-5 Year USD Bond ETF and iShares Core International Aggregate Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

For the fiscal year ended October 31, 2020, the iShares Core International Aggregate Bond ETF earned foreign source income and paid foreign taxes which it intends to pass through to its shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid

Core International Aggregate Bond	$25,679,630	$265,157

For the fiscal year ended October 31, 2020, the iShares Core 1-5 Year USD Bond ETF hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends

Core 1-5 Year USD Bond	$63,626,497

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest

Core 1-5 Year USD Bond	$30,165,421
Core International Aggregate Bond	43,561

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended October 31, 2020:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends

Core International Aggregate Bond	$536,599	$237,877

I M P O R T A N T T A X I N F O R M A T I O N	131

Board Review and Approval of Investment Advisory Contract

iShares Core 1-5 Year USD Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Core International Aggregate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (BIL) and BlackRock (Singapore) Limited (BRS), (the “Sub-Advisory Agreements”) (together the “Advisory Agreements”) on behalf of the Fund. The Board’s consideration entails a

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	133

Board Review and Approval of Investment Advisory Contract  (continued)

year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BIL and BRS; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BIL and BRS for sub-advisory services, and there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreements.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of BIL and BRS, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BIL and BRS, which were provided at the June 8-10, 2020 meeting and throughout the year and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized

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Board Review and Approval of Investment Advisory Contract  (continued)

that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	135

Supplemental Information   (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Core 1-5 Year USD Bond(a)	$1.220270	$—	$0.002812	$1.223082	100%	—%	0	%(b)	100%
Core International Aggregate Bond(a)	0.719018	0.018692	0.446880	1.184590	60	2	38		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 0.01%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	137

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

138	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	139

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

JSC	Joint Stock Company

PJSC	Public Joint Stock Company

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

RB	Revenue Bond

TBA	To-Be-Announced

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peru Nuevo Sol

PLN	Polish Zloty

RON	Romanian Leu

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

Counterparty Abbreviations

CITI	Citibank N.A.

DB	Deutsche Bank AG London

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

140	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1006-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares Core Total USD Bond Market ETF | IUSB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S. bond market advanced for the 12 months ended October 31, 2020 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. fixed-income performance, returned 6.19%.

U.S. economic growth was unusually volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis. The latter figure represented the largest quarterly economic contraction on record, as efforts to contain the virus through restrictions on travel and business led to widespread disruption of the U.S. economy.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. The U.S. economy rapidly rebalanced toward remote economic activity; working and shopping from home flourished, while traditional, in-person economic activity at malls, hotels, and restaurants remained subdued. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.1% in the third quarter of 2020.

In response to the pandemic and subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting them near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

The pandemic-related volatility in the U.S. economy was reflected in bond yields (which are inversely related to prices). U.S. Treasury yields declined significantly beginning late February 2020, as uncertainty drove investors toward the most highly rated segment of the bond market, driving the yields on the two-, 10-, and 30-year U.S. Treasuries to record lows. Short-term U.S. Treasury yields declined more than long-term U.S. Treasuries, as the Fed committed to keeping interest rates near zero until at least 2023. However, returns for long-term U.S. Treasuries, which are more sensitive to interest rate changes, significantly exceeded returns from short-term U.S. Treasuries.

Corporate bond prices were also significantly impacted by the economic disruption. In February and March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated, high-yield bonds, which are considered to have a greater probability of default. However, Fed actions to support the corporate bond market and signs that defaults could be lower than anticipated drove a recovery in corporate bond prices, beginning in late March 2020.

Securitized bonds also advanced, particularly commercial mortgage backed securities (“CMBS”). Despite significant disruption to the commercial property market, CMBS showed resiliency later in the reporting period, and delinquencies declined after reaching an all-time high in June 2020.

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Fund Summary as of October 31, 2020	iShares® Core Total USD Bond Market ETF

Investment Objective

The iShares Core Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield, as represented by the Bloomberg Barclays U.S. Universal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.98%	4.28%	3.89%	5.98%	23.30%	27.61%
Fund Market	6.01	4.26	3.90	6.01	23.19	27.70
Index	5.96	4.35	3.92	5.96	23.70	27.82

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,024.30	$ 0.25		$ 1,000.00	$ 1,024.90	$ 0.25		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® Core Total USD Bond Market ETF

Portfolio Management Commentary

As represented by the Index, U.S. dollar-denominated investment-grade and high-yield bonds advanced for the reporting period. The Fed responded to the economic impact of the coronavirus pandemic by cutting interest rates, which led to higher bond prices.

U. S. Treasury bonds contributed the most to the Index’s return. Uncertainty surrounding the pandemic and volatility in equities markets increased investor demand for U. S. Treasuries. The Fed signaled that interest rates would remain low and that it would purchase unlimited amounts of U.S. Treasuries amid the recession, benefiting U.S. government bonds. Negative sovereign bond yields in Europe boosted investor demand for U.S. Treasuries given their relatively higher yield.

Corporate bonds also contributed significantly to the Index’s return. The Fed’s announcement that it would for the first time directly purchase corporate debt led to sharply reduced corporate bond yields. From a sector perspective, investor demand for bonds issued by banks rose, driven by expectations that banks would benefit as the economy recovered. Bonds in the consumer non-cyclicals area also showed strength, especially pharmaceuticals companies amid robust demand for new bonds linked to the pandemic.

In terms of performance by bond maturity, declining long-term interest rates drove strong performance by the Index’s intermediate- and long-term bonds, which are highly sensitive to changes in interest rates. Short-term bonds also contributed modestly to the Index’s performance for the reporting period.

From a credit quality perspective, all bonds investment grade and above contributed to the Index’s return, led by government-equivalent-rated bonds, which represented approximately 55% of the Index on average for the reporting period. Following the onset of the pandemic, demand for higher-rated investments rose, benefiting these bonds.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
U.S. Government & Agency Obligations	57.1%
Corporate Bonds & Notes	36.9
Foreign Government Obligations	5.7
Collaterized Mortgage Obligations	1.2
Municipal Debt Obligations	0.5
Asset-Backed Securities	0.3
Floating Rate Loan Interests	0.0	(b)
TBA Sales Commitments	(1.7)
Common Stocks	0.0	(b)
Warrants	0.0	(b)

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	58.6%
Aa	3.5
A	12.7
Baa	16.0
Ba	3.9
B	2.7
Caa	0.7
Ca	0.2
Not Rated	1.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2017-A, Class 7A, 2.35%, 05/15/25	$1,050	$1,091,828
Series 2018-2, Class A, 3.01%, 10/15/25	2,000	2,126,173
Discover Card Execution Note Trust Series 2017-A2, Class A2, 2.39%, 07/15/24	2,000	2,051,517
GM Financial Automobile Leasing Trust Series 2020-2, Class A3, 0.80%, 07/20/23 (Call 02/20/23)	1,390	1,398,403
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 11/16/23)	1,569	1,598,198
Nissan Auto Receivables Owner Trust Series 2019-C, Class A4, 1.95%, 05/15/26 (Call 11/15/23)	1,500	1,557,964
Santander Drive Auto Receivables Trust
Series 2018-4, Class C, 3.56%, 07/15/24 (Call 08/15/22)	1,539	1,562,689
Series 2020-1, Class C, 4.11%, 12/15/25 (Call 07/15/24)	1,018	1,089,827
Toyota Auto Receivables Owner Trust Series 2017-D, Class A4, 2.12%, 02/15/23 (Call 10/15/21)	550	556,774
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 05/15/24)	860	860,009

Total Asset-Backed Securities — 0.3% (Cost: $13,535,690)		13,893,382

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Bank, Series 2020-BN27, Class A5, 2.14%, 04/15/63	690	711,932
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.04%, 04/15/53	1,330	1,353,262
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	530,768
Series 2018-B5, Class A4, 4.21%, 07/15/51	750	882,272
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	3,000	3,352,089
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,500	2,920,278
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50 (Call 05/15/27)	1,000	1,120,595
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 01/10/26)	1,000	1,093,693
Series 2017-P7, Class A4, 3.71%, 04/14/50	750	843,741
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45 (Call 05/15/22)	938	964,702
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	2,200	2,376,815
Series 2013-CR9, Class A4, 4.22%, 07/10/45(a)	450	480,720
Series 2014-CR20, Class A4, 3.59%, 11/10/47	800	867,304
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/24)	750	807,101
Series 2015-CR22, Class A5, 3.31%, 03/10/48	2,000	2,173,069
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	650	719,115
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,000	1,116,589
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,750	2,022,089

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates, Series K739, Class A2, 1.34%, 09/25/27 (Call 09/11/27)	$2,780	$2,854,193
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	4,000	4,263,613
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	1,250	1,362,870
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46 (Call 07/15/23)(a)	1,020	1,095,890
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	1,000	1,088,321
Series 2015-C31, Class A3, 3.80%, 08/15/48	2,500	2,773,980
Series 2015-C32, Class A5, 3.60%, 11/15/48 (Call 09/15/25)	2,500	2,751,202
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	1,116,016
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 11/15/26)(a)	2,499	2,806,384
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5, 4.06%, 02/15/47 (Call 01/15/24)	2,000	2,172,128
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	2,500	2,711,945
Series 2014-C18, Class ASB, 3.62%, 10/15/47	746	782,923
Series 2015-C22, Class A4, 3.31%, 04/15/48	500	540,645
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	500	551,786
Morgan Stanley Capital I Trust
Series 2018, Class A3, 4.14%, 10/15/51 (Call 07/15/28)	1,000	1,162,268
Series 2018-H3, Class A5, 4.18%, 07/15/51 (Call 06/15/28)	1,000	1,165,082
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	880	990,012
Series 2019-L3, Class AS, 3.49%, 11/15/52	420	462,365
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	875	1,004,829
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	2,000	2,086,531
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	626	656,732
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	1,113,586
Series 2020-C56, Class A5, 2.45%, 06/15/53	520	549,955
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2, 3.43%, 06/15/45	200	206,401
Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	3,325	3,428,462

		64,034,253

Total Collaterized Mortgage Obligations — 1.2% (Cost: $60,705,204)		64,034,253

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 10/27/23)(b)	$100	$97,743
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(b)	200	203,820
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	80	82,444
3.75%, 02/15/23	274	292,281
4.20%, 04/15/24	120	132,564
4.65%, 10/01/28 (Call 07/01/28)	30	35,278
4.75%, 03/30/30 (Call 12/30/29)	78	93,759
5.40%, 10/01/48 (Call 04/01/48)	164	198,481
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)	100	99,757
4.00%, 02/15/30 (Call 02/15/25)	80	80,877
4.88%, 01/15/29 (Call 01/15/24)	120	124,808
5.75%, 02/01/26 (Call 02/01/21)	140	144,829
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/01/21)(b)	150	144,738
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/21)	75	40,793
5.88%, 04/15/28 (Call 04/15/23)(b)	75	52,315
Omnicom Group Inc., 2.45%, 04/30/30 (Call 01/30/30)	7	7,165
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	442	495,341
3.63%, 05/01/22	328	343,111
3.65%, 11/01/24 (Call 08/01/24)	30	32,923
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(b)	100	91,875
5.00%, 08/15/27 (Call 08/15/22)(b)	190	180,042
5.63%, 02/15/24 (Call 02/15/21)	95	96,700
6.25%, 06/15/25 (Call 06/15/22)(b)	70	71,560
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	200	204,626
WPP Finance 2010, 3.75%, 09/19/24	105	114,848

		3,462,678

Aerospace & Defense — 0.6%
Airbus Finance BV, 2.70%, 04/17/23(b)	200	208,678
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	150	159,394
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	135	149,789
3.85%, 12/15/25 (Call 09/15/25)(b)	105	118,734
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	160	159,939
2.25%, 06/15/26 (Call 03/15/26)	85	82,209
2.35%, 10/30/21	99	100,382
2.60%, 10/30/25 (Call 07/30/25)	172	170,383
2.70%, 05/01/22	94	95,590
2.70%, 02/01/27 (Call 12/01/26)	254	247,104
2.80%, 03/01/23 (Call 02/01/23)	55	56,119
2.80%, 03/01/24 (Call 02/01/24)	60	61,090
2.80%, 03/01/27 (Call 12/01/26)	110	107,050
2.85%, 10/30/24 (Call 07/30/24)	100	101,898
2.95%, 02/01/30 (Call 11/01/29)	365	343,965
3.10%, 05/01/26 (Call 03/01/26)	325	328,737
3.20%, 03/01/29 (Call 12/01/28)	45	43,712
3.25%, 03/01/28 (Call 12/01/27)	168	165,898
3.25%, 02/01/35 (Call 11/01/34)	150	139,164
3.38%, 06/15/46 (Call 12/15/45)	79	66,302
3.45%, 11/01/28 (Call 08/01/28)	35	34,739

Security	Par (000)	Value

Aerospace & Defense (continued)
3.50%, 03/01/39 (Call 09/01/38)	$55	$49,167
3.55%, 03/01/38 (Call 09/01/37)	155	140,903
3.60%, 05/01/34 (Call 02/01/34)	184	176,018
3.65%, 03/01/47 (Call 09/01/46)	215	187,592
3.75%, 02/01/50 (Call 08/01/49)	210	187,072
3.83%, 03/01/59 (Call 09/01/58)	30	26,194
3.85%, 11/01/48 (Call 05/01/48)	14	12,511
3.90%, 05/01/49 (Call 11/01/48)	182	165,744
3.95%, 08/01/59 (Call 02/01/59)	205	186,208
4.51%, 05/01/23 (Call 04/01/23)	505	535,689
4.88%, 05/01/25 (Call 04/01/25)	631	686,339
5.04%, 05/01/27 (Call 03/01/27)	587	646,463
5.15%, 05/01/30 (Call 02/01/30)	904	1,004,941
5.71%, 05/01/40 (Call 11/01/39)	630	730,510
5.81%, 05/01/50 (Call 11/01/49)	555	652,153
5.88%, 02/15/40	280	325,046
5.93%, 05/01/60 (Call 11/01/59)	555	665,106
6.13%, 02/15/33	65	77,126
6.88%, 03/15/39	123	152,975
Embraer Netherlands Finance BV
5.05%, 06/15/25	519	499,444
5.40%, 02/01/27	210	199,712
Embraer Overseas Ltd., 5.70%, 09/16/23(b)	25	25,429
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	280	290,458
2.13%, 08/15/26 (Call 05/15/26)	165	175,935
2.25%, 11/15/22 (Call 08/15/22)	206	213,027
2.38%, 11/15/24 (Call 09/15/24)	85	90,636
2.63%, 11/15/27 (Call 08/15/27)	135	146,456
3.25%, 04/01/25 (Call 03/01/25)	122	134,422
3.38%, 05/15/23 (Call 04/15/23)	98	105,063
3.50%, 05/15/25 (Call 03/15/25)	109	121,415
3.50%, 04/01/27 (Call 02/01/27)	65	74,278
3.60%, 11/15/42 (Call 05/14/42)	20	23,450
3.63%, 04/01/30 (Call 01/01/30)	410	486,481
3.75%, 05/15/28 (Call 02/15/28)	220	256,087
4.25%, 04/01/50 (Call 10/01/49)	320	417,994
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	25	26,567
4.70%, 08/15/25 (Call 05/15/25)	80	88,616
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	230	241,928
5.87%, 02/23/22	100	105,498
5.90%, 02/01/27	177	195,484
5.95%, 02/01/37	115	126,629
6.75%, 01/15/28	50	56,860
6.88%, 05/01/25 (Call 04/01/25)	250	277,945
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/20)(b)	37	38,602
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	25	27,293
3.83%, 04/27/25 (Call 01/27/25)	110	122,617
3.85%, 06/15/23 (Call 05/15/23)	25	26,999
3.85%, 12/15/26 (Call 09/15/26)	257	293,096
3.95%, 05/28/24 (Call 02/28/24)	143	156,715
4.40%, 06/15/28 (Call 03/15/28)	270	319,051
4.85%, 04/27/35 (Call 10/27/34)	110	141,812
5.05%, 04/27/45 (Call 10/27/44)	125	165,857
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(b)	100	113,827

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	$112	$116,329
2.80%, 06/15/50 (Call 12/15/49)	38	39,338
2.90%, 03/01/25 (Call 12/01/24)	505	549,304
3.10%, 01/15/23 (Call 11/15/22)	65	68,574
3.55%, 01/15/26 (Call 10/15/25)	180	203,521
3.60%, 03/01/35 (Call 09/01/34)	140	166,811
3.80%, 03/01/45 (Call 09/01/44)	245	292,162
4.07%, 12/15/42	148	184,007
4.09%, 09/15/52 (Call 03/15/52)	162	207,013
4.50%, 05/15/36 (Call 11/15/35)	202	257,546
4.70%, 05/15/46 (Call 11/15/45)	440	594,136
5.72%, 06/01/40	40	57,592
Series B, 6.15%, 09/01/36	170	249,373
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(b)	50	51,262
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	296	307,964
2.93%, 01/15/25 (Call 11/15/24)	734	794,834
3.20%, 02/01/27 (Call 11/01/26)	130	144,157
3.25%, 08/01/23	546	587,813
3.25%, 01/15/28 (Call 10/15/27)	411	457,957
3.85%, 04/15/45 (Call 10/15/44)	250	289,972
4.03%, 10/15/47 (Call 04/15/47)	421	507,149
4.75%, 06/01/43	176	227,191
5.25%, 05/01/50 (Call 11/01/49)	255	363,439
Northrop Grumman Systems Corp., 7.75%, 02/15/31	35	52,625
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	335	349,150
2.50%, 12/15/22 (Call 09/15/22)(b)	345	357,403
2.80%, 03/15/22 (Call 02/15/22)(b)	47	48,387
3.13%, 05/04/27 (Call 02/04/27)	357	394,110
3.13%, 07/01/50 (Call 01/01/50)	194	204,532
3.20%, 03/15/24 (Call 01/15/24)(b)	75	80,494
3.50%, 03/15/27 (Call 12/15/26)(b)	369	413,132
3.70%, 12/15/23 (Call 09/15/23)(b)	50	54,213
3.75%, 11/01/46 (Call 05/01/46)	305	348,801
3.95%, 08/16/25 (Call 06/16/25)	382	434,135
4.05%, 05/04/47 (Call 11/04/46)	245	293,138
4.13%, 11/16/28 (Call 08/16/28)	720	844,020
4.15%, 05/15/45 (Call 11/16/44)	150	180,357
4.35%, 04/15/47 (Call 10/15/46)(b)	163	199,727
4.45%, 11/16/38 (Call 05/16/38)	180	219,996
4.50%, 06/01/42	603	756,789
4.63%, 11/16/48 (Call 05/16/48)	370	482,743
4.70%, 12/15/41(b)	40	49,552
4.80%, 12/15/43 (Call 06/15/43)(b)	145	182,262
4.88%, 10/15/40(b)	45	57,213
5.40%, 05/01/35	95	128,577
5.70%, 04/15/40	240	335,616
6.05%, 06/01/36	125	177,475
6.13%, 07/15/38	240	344,220
7.20%, 08/15/27(b)	25	33,687
7.50%, 09/15/29	357	515,951
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	170	161,752
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(b)	100	96,751
5.38%, 05/01/26 (Call 05/01/21)(b)	115	116,471
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	190	157,983
5.50%, 01/15/25 (Call 10/15/22)(b)	75	76,278

Security	Par (000)	Value

Aerospace & Defense (continued)
7.50%, 04/15/25 (Call 04/15/22)(b)	$205	$206,824
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	260	289,253
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(c)	400	407,088
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	520	507,530
6.25%, 03/15/26 (Call 03/15/22)(b)	780	813,392
6.38%, 06/15/26 (Call 06/15/21)	175	174,389
6.50%, 07/15/24 (Call 07/15/21)	175	175,528
6.50%, 05/15/25 (Call 05/15/21)	150	149,946
7.50%, 03/15/27 (Call 03/15/22)	120	123,965
8.00%, 12/15/25 (Call 04/08/22)(b)	205	221,970
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)	200	198,942
Triumph Group Inc.
5.25%, 06/01/22 (Call 11/30/20)	75	64,980
6.25%, 09/15/24 (Call 09/15/21)(b)	75	64,825
7.75%, 08/15/25 (Call 08/15/21)	100	65,003
8.88%, 06/01/24 (Call 02/01/23)(b)	110	117,102

		33,780,037

Agriculture — 0.4%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(c)	150	150,732
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	136	143,485
2.63%, 09/16/26 (Call 06/16/26)	25	26,636
2.85%, 08/09/22	569	592,306
2.95%, 05/02/23	250	263,390
3.40%, 05/06/30 (Call 02/06/30)	190	206,218
3.49%, 02/14/22	115	119,418
3.80%, 02/14/24 (Call 01/14/24)	161	175,331
3.88%, 09/16/46 (Call 03/16/46)	327	331,866
4.00%, 01/31/24	348	381,860
4.25%, 08/09/42	155	166,684
4.40%, 02/14/26 (Call 12/14/25)	510	586,255
4.45%, 05/06/50 (Call 11/06/49)	94	104,707
4.50%, 05/02/43	285	311,431
4.80%, 02/14/29 (Call 11/14/28)	335	393,032
5.38%, 01/31/44	444	550,058
5.80%, 02/14/39 (Call 08/14/38)	342	434,791
5.95%, 02/14/49 (Call 08/14/48)	280	371,098
6.20%, 02/14/59 (Call 08/14/58)	180	243,767
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	268	290,780
2.75%, 03/27/25 (Call 02/27/25)	85	92,238
3.75%, 09/15/47 (Call 03/15/47)	115	140,485
4.02%, 04/16/43	68	84,140
4.50%, 03/15/49 (Call 09/15/48)	69	95,173
4.54%, 03/26/42	67	88,050
5.38%, 09/15/35	85	121,286
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	150	149,874
2.73%, 03/25/31 (Call 12/25/30)	300	297,078
2.79%, 09/06/24 (Call 08/06/24)	468	495,102
3.22%, 08/15/24 (Call 06/15/24)	255	273,564
3.22%, 09/06/26 (Call 07/06/26)	415	446,926
3.46%, 09/06/29 (Call 06/06/29)	240	257,366
3.56%, 08/15/27 (Call 05/15/27)	748	812,620
3.73%, 09/25/40 (Call 03/25/40)	90	88,801
3.98%, 09/25/50 (Call 03/25/50)	100	97,861
4.39%, 08/15/37 (Call 02/15/37)	541	579,790

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.54%, 08/15/47 (Call 02/15/47)	$455	$479,584
4.70%, 04/02/27 (Call 02/02/27)	45	51,569
4.76%, 09/06/49 (Call 03/06/49)	305	329,879
4.91%, 04/02/30 (Call 01/02/30)	55	64,113
5.28%, 04/02/50 (Call 02/02/49)	330	383,991
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	250	250,925
3.95%, 06/15/25(b)	495	550,227
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	107	111,059
3.25%, 08/15/26 (Call 05/15/26)	315	339,211
3.75%, 09/25/27 (Call 06/25/27)	165	180,484
4.35%, 03/15/24 (Call 02/15/24)	248	272,453
Cargill Inc.
1.38%, 07/23/23(b)	30	30,681
2.13%, 04/23/30 (Call 01/23/30)(b)	5	5,205
3.25%, 03/01/23(b)	95	100,954
3.25%, 05/23/29 (Call 02/23/29)(b)	100	112,077
3.88%, 05/23/49 (Call 11/23/48)(b)	110	131,253
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/21)(b)	50	51,581
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	470	497,763
3.50%, 02/11/23 (Call 11/11/22)(b)	205	214,658
3.50%, 07/26/26 (Call 05/26/26)(b)	260	281,494
3.75%, 07/21/22 (Call 05/21/22)(b)	200	208,520
3.88%, 07/26/29 (Call 04/26/29)(b)	275	302,846
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(b)	250	266,225
Philip Morris International Inc.
1.13%, 05/01/23	5	5,085
1.50%, 05/01/25 (Call 04/01/25)	15	15,452
2.10%, 05/01/30 (Call 02/01/30)	30	30,620
2.13%, 05/10/23 (Call 03/10/23)	25	25,957
2.38%, 08/17/22 (Call 07/17/22)	165	170,664
2.50%, 08/22/22	31	32,177
2.50%, 11/02/22 (Call 10/02/22)	52	54,103
2.63%, 02/18/22 (Call 01/18/22)	10	10,270
2.75%, 02/25/26 (Call 11/25/25)	190	206,612
2.88%, 05/01/24 (Call 04/01/24)	390	418,681
2.90%, 11/15/21	85	87,189
3.13%, 08/17/27 (Call 05/17/27)	67	74,188
3.13%, 03/02/28 (Call 12/02/27)	70	77,172
3.25%, 11/10/24	150	164,703
3.38%, 08/11/25 (Call 05/11/25)	130	144,600
3.38%, 08/15/29 (Call 05/15/29)	205	230,340
3.60%, 11/15/23	25	27,315
3.88%, 08/21/42	188	211,707
4.13%, 03/04/43	245	285,645
4.25%, 11/10/44	340	406,405
4.38%, 11/15/41	80	96,309
4.50%, 03/20/42	70	85,702
4.88%, 11/15/43	195	251,634
6.38%, 05/16/38	186	274,281
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	448	505,935
5.70%, 08/15/35 (Call 02/15/35)	192	236,285
5.85%, 08/15/45 (Call 02/12/45)	255	309,302
6.15%, 09/15/43	100	123,432
7.25%, 06/15/37	30	39,816

Security	Par (000)	Value

Agriculture (continued)
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/21)(b)	$135	$134,758
10.50%, 11/01/26 (Call 11/01/21)(b)	85	87,554

		20,004,844

Airlines — 0.2%
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	77	71,791
Series 2017-1, Class AA, 3.30%, 07/15/31(b)	90	84,364
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	50	52,560
American Airlines Group Inc.
3.75%, 03/01/25(b)(d)	100	49,565
5.00%, 06/01/22(b)	120	77,945
American Airlines Inc., 11.75%, 07/15/25(b)	475	462,127
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24	179	154,509
Series 2015-1, Class A, 3.38%, 11/01/28	164	122,643
Series 2015-2, Class AA, 3.60%, 03/22/29	8	7,455
Series 2016-2, Class AA, 3.20%, 12/15/29	24	22,288
Series 2016-3, Class AA, 3.00%, 04/15/30	293	269,027
Series 2017-2, Class AA, 3.35%, 04/15/31	173	160,506
Series 2019-1, Class AA, 3.15%, 08/15/33	58	53,101
British Airways 2018-1 Pass Through Trust, Series 2018-1, Class AA, 3.80%, 03/20/33(b)	4	4,188
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	155	134,779
3.63%, 03/15/22 (Call 02/15/22)	415	406,530
3.75%, 10/28/29 (Call 07/28/29)	148	123,934
3.80%, 04/19/23 (Call 03/19/23)	330	314,671
4.38%, 04/19/28 (Call 01/19/28)	60	51,887
7.00%, 05/01/25(b)	315	343,719
7.38%, 01/15/26 (Call 12/15/25)	150	154,386
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	30	29,805
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	1,195	1,212,638
4.75%, 10/20/28(b)	1,145	1,171,129
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/22)(c)	200	146,494
JetBlue Pass Through Trust
Series 1A, 4.00%, 05/15/34	35	35,919
Series 2019-1, Class AA, 2.75%, 11/15/33	25	24,167
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	305	288,018
2.75%, 11/16/22 (Call 10/16/22)	20	20,679
3.00%, 11/15/26 (Call 08/15/26)	160	160,454
3.45%, 11/16/27 (Call 08/16/27)	65	65,428
4.75%, 05/04/23	360	385,819
5.13%, 06/15/27 (Call 04/15/27)	510	566,998
5.25%, 05/04/25 (Call 04/04/25)	124	137,582
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	142	126,537
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	205	217,335
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	31	25,187
United Airlines Holdings Inc.
4.25%, 10/01/22	75	68,200
4.88%, 01/15/25(d)	50	41,974
5.00%, 02/01/24(d)	100	87,495

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 08/15/25	$53	$50,403
Series 2014-1, Class A, 4.00%, 10/11/27	17	16,733
Series 2014-2, Class A, 3.75%, 03/03/28	122	116,915
Series 2016-1, Class A, 3.45%, 01/07/30	126	107,069
Series 2016-1, Class AA, 3.10%, 01/07/30	88	84,868
Series 2016-2, Class AA, 2.88%, 04/07/30	42	39,728
Series 2018-1, Class AA, 3.50%, 09/01/31	100	95,424
Series 2019, Class AA, 4.15%, 02/25/33	42	40,682
Series 2019-2, Class AA, 2.70%, 11/01/33	27	25,021
Series 2020-1, Class A, 5.88%, 04/15/29	720	719,114
Unity 1 Sukuk Ltd., 3.86%, 11/30/21(c)	200	203,602

		9,433,392

Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	219	228,165
4.88%, 05/15/26 (Call 02/15/26)(b)	225	242,012
5.38%, 05/15/25 (Call 05/15/22)(b)	55	57,880
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)	250	256,290
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	50	49,069
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	127	132,370
2.38%, 11/01/26 (Call 08/01/26)	225	244,388
2.40%, 03/27/25 (Call 02/27/25)	20	21,481
2.75%, 03/27/27 (Call 01/27/27)	50	55,072
2.85%, 03/27/30 (Call 12/27/29)	650	725,686
3.25%, 03/27/40 (Call 09/27/39)	550	621,588
3.38%, 11/01/46 (Call 05/01/46)	8	9,120
3.38%, 03/27/50 (Call 09/27/49)	25	28,809
3.63%, 05/01/43 (Call 11/01/42)	65	75,975
3.88%, 11/01/45 (Call 05/01/45)	180	220,905
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	19	19,704
3.75%, 09/15/25 (Call 07/15/25)	268	300,444
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	115	116,926
4.13%, 07/15/27 (Call 04/15/27)	297	301,743
4.25%, 04/01/25 (Call 01/01/25)	305	319,725
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(d)	115	111,271
VF Corp.
2.05%, 04/23/22	10	10,230
2.40%, 04/23/25 (Call 03/23/25)	125	132,772
2.95%, 04/23/30 (Call 01/23/30)	35	37,962
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(b)	90	94,522
5.63%, 03/15/27 (Call 03/15/22)(b)	125	131,152
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)(b)	25	25,254
6.38%, 05/15/25 (Call 05/15/22)(b)	50	53,196

		4,623,711

Auto Manufacturers — 0.8%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(b)	150	155,382
5.00%, 10/01/24 (Call 10/01/21)(b)	175	176,533
5.88%, 06/01/29 (Call 06/01/24)(b)	70	76,552
American Honda Finance Corp.
1.95%, 05/10/23	206	213,214
2.05%, 01/10/23	460	475,511
2.15%, 09/10/24	150	157,775

Security	Par (000)	Value

Auto Manufacturers (continued)
2.20%, 06/27/22	$107	$110,181
2.30%, 09/09/26	85	90,722
2.35%, 01/08/27	220	233,939
2.40%, 06/27/24	90	95,167
2.60%, 11/16/22	327	341,231
2.90%, 02/16/24	103	110,087
3.38%, 12/10/21	150	154,920
3.45%, 07/14/23	264	284,460
3.50%, 02/15/28	348	392,847
3.55%, 01/12/24	150	163,156
3.63%, 10/10/23	54	58,789
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 04/15/21)(b)(d)	200	201,478
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/21)(b)	100	101,000
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	5	5,245
2.85%, 08/14/29 (Call 05/14/29)(b)	200	214,762
BMW U.S. Capital LLC
2.25%, 09/15/23 (Call 07/15/23)(b)	230	239,619
2.80%, 04/11/26 (Call 01/11/26)(b)	347	373,469
2.95%, 04/14/22(b)	134	138,737
3.15%, 04/18/24 (Call 03/18/24)(b)	128	137,377
3.45%, 04/12/23 (Call 03/12/23)(b)	488	518,520
3.63%, 04/18/29 (Call 01/18/29)(b)	130	146,628
3.75%, 04/12/28 (Call 01/12/28)(b)	305	344,906
4.15%, 04/09/30 (Call 01/09/30)(b)	75	88,121
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	21	20,978
1.50%, 09/01/30 (Call 06/01/30)	4	3,936
3.65%, 10/01/23 (Call 07/01/23)	67	72,869
4.88%, 10/01/43 (Call 04/01/43)	75	100,331
Daimler Finance North America LLC
2.13%, 03/10/25(b)	450	467,928
2.55%, 08/15/22(b)	150	154,736
2.70%, 06/14/24(b)	189	200,106
3.10%, 08/15/29(b)	155	166,317
3.25%, 08/01/24(b)	150	161,755
3.30%, 05/19/25(b)	5	5,451
3.35%, 02/22/23(b)	160	169,149
3.40%, 02/22/22(b)	150	155,222
3.45%, 01/06/27(b)	35	38,273
3.50%, 08/03/25(b)	5	5,512
3.65%, 02/22/24(b)	150	162,819
3.70%, 05/04/23(b)	160	171,256
3.75%, 11/05/21(b)	255	262,808
3.75%, 02/22/28(b)	205	229,200
4.30%, 02/22/29(b)	150	174,762
8.50%, 01/18/31	164	253,063
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	200	212,652
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	314	318,653
4.75%, 01/15/43	376	347,138
5.29%, 12/08/46 (Call 06/08/46)	266	252,982
6.63%, 10/01/28	150	168,102
7.40%, 11/01/46	30	32,962
7.45%, 07/16/31	313	373,074
8.50%, 04/21/23	455	502,143
9.00%, 04/22/25 (Call 03/22/25)	620	730,428
9.63%, 04/22/30 (Call 01/22/30)	180	240,608

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
3.09%, 01/09/23	$405	$401,047
3.10%, 05/04/23	615	606,396
3.37%, 11/17/23	200	198,200
3.55%, 10/07/22	200	199,892
3.66%, 09/08/24	200	198,180
3.81%, 10/12/21	360	361,739
3.81%, 01/09/24 (Call 11/09/23)	200	199,774
3.82%, 11/02/27 (Call 08/02/27)	300	290,904
4.06%, 11/01/24 (Call 10/01/24)	200	201,100
4.13%, 08/04/25	375	374,647
4.13%, 08/17/27 (Call 06/17/27)	200	197,060
4.14%, 02/15/23 (Call 01/15/23)	198	199,988
4.25%, 09/20/22	197	199,756
4.27%, 01/09/27 (Call 11/09/26)	410	409,754
4.38%, 08/06/23	200	204,010
4.39%, 01/08/26	230	231,479
4.54%, 08/01/26 (Call 06/01/26)	205	207,905
4.69%, 06/09/25 (Call 04/09/25)	120	122,818
5.11%, 05/03/29 (Call 02/03/29)	350	363,506
5.13%, 06/16/25 (Call 05/16/25)	400	416,904
5.58%, 03/18/24 (Call 02/18/24)	345	362,378
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	226	244,844
4.88%, 10/02/23	94	102,609
5.00%, 10/01/28 (Call 07/01/28)	185	209,747
5.00%, 04/01/35	193	213,996
5.15%, 04/01/38 (Call 10/01/37)	167	184,218
5.20%, 04/01/45	293	325,590
5.40%, 10/02/23	65	71,898
5.40%, 04/01/48 (Call 10/01/47)	130	148,753
5.95%, 04/01/49 (Call 10/01/48)	317	388,661
6.13%, 10/01/25 (Call 09/01/25)	234	274,007
6.25%, 10/02/43	230	284,055
6.60%, 04/01/36 (Call 10/01/35)	155	194,804
6.75%, 04/01/46 (Call 10/01/45)	122	157,835
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	408	421,517
2.90%, 02/26/25 (Call 01/26/25)	365	378,848
3.15%, 06/30/22 (Call 05/30/22)	364	374,501
3.25%, 01/05/23 (Call 12/05/22)	50	51,846
3.45%, 01/14/22 (Call 12/14/21)	300	307,797
3.45%, 04/10/22 (Call 02/10/22)	400	411,540
3.50%, 11/07/24 (Call 09/07/24)	10	10,585
3.55%, 07/08/22	153	158,711
3.60%, 06/21/30 (Call 03/21/30)	420	441,815
3.70%, 05/09/23 (Call 03/09/23)	186	195,466
3.85%, 01/05/28 (Call 10/05/27)	121	129,057
3.95%, 04/13/24 (Call 02/13/24)	269	286,673
4.00%, 01/15/25 (Call 10/15/24)	195	208,995
4.00%, 10/06/26 (Call 07/06/26)	40	43,395
4.15%, 06/19/23 (Call 05/19/23)	213	226,890
4.20%, 11/06/21	398	410,338
4.25%, 05/15/23	201	214,194
4.30%, 07/13/25 (Call 04/13/25)	400	436,376
4.35%, 04/09/25 (Call 02/09/25)	260	284,154
4.35%, 01/17/27 (Call 10/17/26)	260	284,853
5.10%, 01/17/24 (Call 12/17/23)	271	297,653
5.20%, 03/20/23	655	711,206
5.25%, 03/01/26 (Call 12/01/25)	296	337,834

Security	Par (000)	Value

Auto Manufacturers (continued)
5.65%, 01/17/29 (Call 10/17/28)	$158	$186,122
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	85	86,436
4.05%, 02/04/22(b)	125	129,154
Hyundai Capital America
1.25%, 09/18/23(b)	2,300	2,305,497
1.80%, 10/15/25 (Call 09/15/25)(b)	900	898,776
2.38%, 02/10/23(b)	80	82,226
2.38%, 10/15/27 (Call 08/15/27)(b)	385	386,013
2.65%, 02/10/25 (Call 01/10/25)(b)	300	310,314
2.75%, 09/27/26(c)	50	51,196
2.85%, 11/01/22(b)	35	36,228
3.00%, 06/20/22(c)	400	412,600
3.00%, 02/10/27 (Call 12/10/26)(b)	355	368,323
3.10%, 04/05/22(c)	200	205,876
3.50%, 11/02/26 (Call 09/02/26)(b)	65	69,526
3.95%, 02/01/22(c)	45	46,622
4.13%, 06/08/23(c)(d)	300	322,425
4.30%, 02/01/24(c)	50	54,127
Hyundai Capital Services Inc.
3.00%, 03/06/22(c)	200	205,310
3.75%, 03/05/23(c)	250	265,007
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	200	166,918
7.75%, 10/15/25 (Call 10/15/22)(b)	200	202,022
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/21)(b)	130	138,059
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)(b)	240	248,179
9.50%, 05/01/25 (Call 04/21/22)(b)	115	127,381
Nissan Motor Acceptance Corp.
2.60%, 09/28/22(b)	150	151,656
2.65%, 07/13/22(b)	100	101,231
2.80%, 01/13/22(b)	250	253,440
3.88%, 09/21/23(b)	50	52,178
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	945	958,816
3.52%, 09/17/25 (Call 08/17/25)(b)	1,220	1,229,040
4.35%, 09/17/27 (Call 07/17/27)(b)	310	310,896
4.81%, 09/17/30 (Call 06/17/30)(b)	60	60,265
PACCAR Financial Corp.
1.80%, 02/06/25	219	228,643
1.90%, 02/07/23	75	77,508
2.15%, 08/15/24	110	116,172
2.30%, 08/10/22	170	175,833
2.65%, 05/10/22	60	62,096
3.40%, 08/09/23	70	75,556
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	120	125,388
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(b)	400	413,876
Toyota Motor Corp.
2.16%, 07/02/22	266	274,057
2.36%, 07/02/24	130	137,773
2.76%, 07/02/29	90	99,149
3.42%, 07/20/23	315	340,578
3.67%, 07/20/28	45	52,245
Toyota Motor Credit Corp.
1.15%, 05/26/22	10	10,123
1.35%, 08/25/23	101	103,509
1.80%, 10/07/21	260	263,689

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
1.80%, 02/13/25	$205	$213,786
2.00%, 10/07/24	135	141,642
2.15%, 09/08/22	116	119,838
2.15%, 02/13/30	12	12,588
2.25%, 10/18/23	10	10,518
2.60%, 01/11/22	95	97,536
2.63%, 01/10/23	254	266,281
2.65%, 04/12/22	375	387,442
2.70%, 01/11/23	25	26,250
2.80%, 07/13/22	128	133,286
2.90%, 03/30/23	525	556,395
2.90%, 04/17/24	191	205,241
3.05%, 01/11/28	55	61,168
3.20%, 01/11/27	152	169,510
3.30%, 01/12/22	399	412,881
3.38%, 04/01/30	90	103,584
3.40%, 04/14/25	285	317,350
3.45%, 09/20/23	298	323,279
3.65%, 01/08/29	116	135,461
Volkswagen Group of America Finance LLC
2.70%, 09/26/22(b)	5	5,183
2.85%, 09/26/24(b)	205	217,620
2.90%, 05/13/22(b)	500	516,170
3.20%, 09/26/26 (Call 07/26/26)(b)	235	256,700
4.25%, 11/13/23(b)	255	280,176
4.75%, 11/13/28(b)	215	255,512
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/21)(b)	50	50,250

		45,581,940

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(b)	200	191,588
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(b)	60	64,018
9.00%, 04/15/25 (Call 04/15/22)(b)	115	126,434
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/21)(d)	135	136,701
6.25%, 03/15/26 (Call 03/15/21)	80	80,194
6.50%, 04/01/27 (Call 04/01/22)	100	100,732
6.88%, 07/01/28 (Call 07/01/23)	70	71,140
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	162	178,122
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	85	97,473
4.35%, 03/15/29 (Call 12/15/28)	55	61,687
4.40%, 10/01/46 (Call 04/01/46)	118	117,578
5.40%, 03/15/49 (Call 09/15/48)	134	155,763
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	173	181,579
3.38%, 03/15/25 (Call 12/15/24)	62	67,602
4.38%, 03/15/45 (Call 09/15/44)	50	57,366
5.00%, 10/01/25(b)	125	145,117
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(b)	115	121,635
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(b)	165	171,752
8.50%, 05/15/27 (Call 05/15/22)(b)	375	391,402
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)(b)	73	48,910
13.00%, 06/01/24 (Call 06/01/22)(b)	40	43,501
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(b)	75	77,623

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	$85	$88,283
5.50%, 12/15/24 (Call 12/15/20)	100	102,053
5.63%, 06/15/28 (Call 06/15/23)	70	73,510
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	60	61,474
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	125	121,726
5.00%, 05/31/26 (Call 05/31/21)	200	197,100
5.13%, 11/15/23 (Call 11/15/20)	200	198,784
7.00%, 03/15/28	50	52,115
9.50%, 05/31/25 (Call 05/31/22)	165	181,340
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27 (Call 05/15/22)(b)(e)	200	208,442
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	30	31,240
3.80%, 09/15/27 (Call 06/15/27)	224	239,413
4.25%, 05/15/29 (Call 02/15/29)	145	159,116
5.25%, 05/15/49 (Call 11/15/48)	210	235,446
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	30	31,399
3.63%, 06/15/24 (Call 03/15/24)	110	120,480
4.15%, 10/01/25 (Call 07/01/25)	115	131,149
Meritor Inc.
6.25%, 02/15/24 (Call 02/15/21)	50	50,902
6.25%, 06/01/25 (Call 06/01/22)(b)	55	56,289
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	75	58,220
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/20)	100	77,118
Toyota Industries Corp.
3.11%, 03/12/22 (Call 02/12/22)(b)	200	206,214
3.24%, 03/16/23 (Call 02/16/23)(b)	250	262,522
3.57%, 03/16/28 (Call 12/16/27)(b)	260	287,196
ZF North America Capital Inc.
4.50%, 04/29/22(b)	155	159,586
4.75%, 04/29/25(b)	235	242,715

		6,321,749

Banks — 6.7%
ABN AMRO Bank NV
4.40%, 03/27/28 (Call 03/27/23)(a)(c)	200	211,232
4.75%, 07/28/25(b)	255	289,456
Abu Dhabi Commercial Bank , 2.75%, 10/05/21(c)	200	203,504
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(c)	200	212,560
Agricultural Bank of China Ltd./Singapore, 0.88%, 09/23/22, (3 mo. LIBOR US + 0.660%)(a)(c)	400	399,224
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)	5	5,381
4.75%, 10/12/23(b)	10	10,864
Akbank T.A.S.
5.13%, 03/31/25(c)	200	184,716
7.20%, 03/16/27 (Call 03/16/22)(a)(c)	400	365,716
Amber Circle Funding Ltd., 3.25%, 12/04/22(c)	600	622,506
ANZ New Zealand Int’l Ltd./London
3.40%, 03/19/24(b)	200	216,646
3.45%, 07/17/27(b)	5	5,622
3.45%, 01/21/28(b)	250	282,260
ASB Bank Ltd., 3.75%, 06/14/23(b)	350	377,447
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	500	518,505
4.40%, 05/19/26(b)	50	56,589

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Australia & New Zealand Banking Group Ltd./ New York NY
2.05%, 11/21/22	$480	$496,310
2.63%, 05/19/22	250	258,947
2.63%, 11/09/22	25	26,144
Azure Orbit International Finance Ltd., 3.75%, 03/06/23(c)	200	212,060
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	725	724,159
1.13%, 09/18/25	450	447,466
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(c)	200	202,082
5.75%, 03/01/22(c)	200	209,484
Banco Davivienda SA, 5.88%, 07/09/22(c)	200	211,688
Banco de Bogota SA, 6.25%, 05/12/26(c)	200	220,058
Banco de Credito del Peru, 4.25%, 04/01/23(c)	200	213,788
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(c)	200	210,082
Banco do Brasil SA/Cayman
3.88%, 10/10/22	200	205,764
4.63%, 01/15/25(c)	200	212,544
4.75%, 03/20/24(c)	200	212,592
5.88%, 01/26/22(c)	200	208,164
5.88%, 01/19/23(c)	400	426,976
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(c)	150	158,165
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(c)	250	262,480
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(c)(d)	400	420,624
5.38%, 04/17/25(c)	300	336,834
Banco Santander SA
2.71%, 06/27/24	240	253,870
2.75%, 05/28/25	200	210,822
3.13%, 02/23/23	245	256,941
3.31%, 06/27/29	415	451,902
3.49%, 05/28/30	235	254,110
3.50%, 04/11/22	400	415,588
3.80%, 02/23/28	230	253,557
3.85%, 04/12/23	245	262,018
4.25%, 04/11/27	200	226,786
5.18%, 11/19/25	70	79,751
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	10	10,127
Bangkok Bank PCL/Hong Kong
4.05%, 03/19/24(c)	200	216,622
4.45%, 09/19/28(c)	300	344,295
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23)(a)	700	700,637
1.20%, 10/24/26 (Call 10/24/25)(a)	500	500,475
1.32%, 06/19/26 (Call 06/19/25)(a)	791	795,825
1.90%, 07/23/31 (Call 07/23/30)(a)	15	14,870
1.92%, 10/24/31 (Call 10/24/30)(a)	700	693,987
2.02%, 02/13/26 (Call 02/13/25)(a)	670	693,778
2.46%, 10/22/25 (Call 10/22/24)(a)	296	312,558
2.50%, 10/21/22 (Call 10/21/21)	503	513,100
2.50%, 02/13/31 (Call 02/13/30)(a)	263	272,744
2.59%, 04/29/31 (Call 04/29/30)(a)	758	793,391
2.68%, 06/19/41 (Call 06/19/40)(a)	799	806,143
2.82%, 07/21/23 (Call 07/21/22)(a)	191	198,157
2.83%, 10/24/51 (Call 10/24/50)(a)	130	129,847
2.88%, 04/24/23 (Call 04/24/22)(a)	455	470,029

Security	Par (000)	Value

Banks (continued)
2.88%, 10/22/30 (Call 10/22/29)(a)	$376	$403,704
3.00%, 12/20/23 (Call 12/20/22)(a)	1,434	1,504,123
3.09%, 10/01/25 (Call 10/01/24)(a)	195	210,290
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)	341	351,394
3.19%, 07/23/30 (Call 07/23/29)(a)	628	688,922
3.25%, 10/21/27 (Call 10/21/26)	636	701,489
3.30%, 01/11/23	482	511,084
3.37%, 01/23/26 (Call 01/23/25)(a)	470	512,681
3.42%, 12/20/28 (Call 12/20/27)(a)	1,215	1,352,173
3.46%, 03/15/25 (Call 03/15/24)(a)	625	676,237
3.50%, 04/19/26	413	463,250
3.55%, 03/05/24 (Call 03/05/23)(a)	350	372,771
3.56%, 04/23/27 (Call 04/23/26)(a)	104	115,875
3.59%, 07/21/28 (Call 07/21/27)(a)	389	435,065
3.71%, 04/24/28 (Call 04/24/27)(a)	579	650,495
3.82%, 01/20/28 (Call 01/20/27)(a)	438	495,496
3.86%, 07/23/24 (Call 07/23/23)(a)	650	704,190
3.88%, 08/01/25	526	595,790
3.95%, 01/23/49 (Call 01/23/48)(a)	330	395,512
3.97%, 03/05/29 (Call 03/05/28)(a)	455	522,504
3.97%, 02/07/30 (Call 02/07/29)(a)	521	601,119
4.00%, 04/01/24	456	504,208
4.00%, 01/22/25	397	441,420
4.08%, 04/23/40 (Call 04/23/39)(a)	192	229,782
4.08%, 03/20/51 (Call 03/20/50)(a)	923	1,125,654
4.10%, 07/24/23	422	462,132
4.13%, 01/22/24	658	727,327
4.20%, 08/26/24	1,260	1,405,417
4.24%, 04/24/38 (Call 04/24/37)(a)	437	527,870
4.25%, 10/22/26	176	203,569
4.27%, 07/23/29 (Call 07/23/28)(a)	565	663,383
4.33%, 03/15/50 (Call 03/15/49)(a)	403	510,851
4.44%, 01/20/48 (Call 01/20/47)(a)	675	860,193
4.45%, 03/03/26	356	410,180
4.88%, 04/01/44	97	129,313
5.00%, 01/21/44	372	506,515
5.70%, 01/24/22	10	10,653
5.88%, 02/07/42	299	441,925
6.11%, 01/29/37	100	140,777
6.22%, 09/15/26	5	6,144
7.75%, 05/14/38	345	563,302
Series L, 3.95%, 04/21/25	30	33,441
Series L, 4.18%, 11/25/27 (Call 11/25/26)	535	612,206
Series L, 4.75%, 04/21/45	200	259,768
Bank of America N.A.
3.34%, 01/25/23 (Call 01/25/22)(a)	250	258,982
6.00%, 10/15/36	362	518,105
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(f)	500	535,010
Bank of China Ltd., 5.00%, 11/13/24(c)	500	555,085
Bank of China Ltd./Hong Kong
1.10%, 07/11/22, (3 mo. LIBOR US + 0.880%)(a)(c)	400	400,912
1.10%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(c)	250	250,295
Bank of China Ltd./Luxembourg, 0.94%, 04/17/22, (3 mo. LIBOR US + 0.720%)(a)(c)	200	199,806
Bank of China Ltd./Macau
1.00%, 11/20/21, (3 mo. LIBOR US + 0.750%)(a)(c)	500	500,295
2.88%, 04/20/22(c)	300	307,911

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Communications Co. Ltd./Hong Kong
1.01%, 03/21/22, (3 mo. LIBOR US + 0.780%)(a)(c)	$400	$399,752
1.15%, 12/04/22, (3 mo. LIBOR US + 0.900%)(a)(c)	400	400,424
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(c)	600	616,266
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	205	222,011
Bank of Montreal
2.05%, 11/01/22	175	180,815
2.50%, 06/28/24	490	519,738
2.55%, 11/06/22 (Call 10/06/22)	185	192,681
2.90%, 03/26/22	571	591,288
3.80%, 12/15/32 (Call 12/15/27)(a)	223	246,785
4.34%, 10/05/28 (Call 10/05/23)(a)	25	27,017
Series E, 3.30%, 02/05/24	620	669,488
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	140	145,033
1.85%, 01/27/23 (Call 12/27/22)	125	128,784
1.95%, 08/23/22	71	73,114
2.10%, 10/24/24	150	157,956
2.20%, 08/16/23 (Call 06/16/23)	15	15,708
2.45%, 08/17/26 (Call 05/17/26)	309	335,555
2.60%, 02/07/22 (Call 01/07/22)	240	246,499
2.66%, 05/16/23 (Call 05/16/22)(a)	75	77,535
2.80%, 05/04/26 (Call 02/04/26)	150	165,249
2.95%, 01/29/23 (Call 12/29/22)	366	386,313
3.00%, 10/30/28 (Call 07/30/28)	105	115,958
3.25%, 05/16/27 (Call 02/16/27)	258	290,446
3.30%, 08/23/29 (Call 05/23/29)	211	239,512
3.40%, 05/15/24 (Call 04/15/24)	225	245,925
3.40%, 01/29/28 (Call 10/29/27)	175	200,056
3.44%, 02/07/28 (Call 02/07/27)(a)	290	329,057
3.45%, 08/11/23	172	186,248
3.50%, 04/28/23	271	291,563
3.85%, 04/28/28	30	35,625
3.95%, 11/18/25 (Call 10/18/25)	130	151,202
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	142	155,445
Series G, 3.00%, 02/24/25 (Call 01/24/25)	80	87,363
Bank of New Zealand, 2.00%, 02/21/25(b)	10	10,450
Bank of Nova Scotia (The)
1.63%, 05/01/23	165	169,493
1.88%, 04/26/21	50	50,390
1.95%, 02/01/23	65	67,145
2.00%, 11/15/22	34	35,108
2.20%, 02/03/25	388	409,938
2.38%, 01/18/23	225	234,337
2.45%, 09/19/22	186	193,314
2.70%, 03/07/22	566	584,027
2.70%, 08/03/26	225	247,340
3.40%, 02/11/24	485	526,181
4.50%, 12/16/25	305	351,946
Bank of the Philippine Islands, 2.50%, 09/10/24(c)	400	412,804
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	50	56,474
5.13%, 06/11/30 (Call 03/11/30)	40	43,671
Banque Federative du Credit Mutuel SA, 3.75%, 07/20/23(b)	250	270,340
Barclays Bank PLC
1.70%, 05/12/22 (Call 04/12/22)	555	565,084
6.86%, (Call 06/15/32)(a)(b)(d)(f)	25	33,620

Security	Par (000)	Value

Banks (continued)
Barclays PLC
1.00%, 06/24/31 (Call 06/24/30)(a)	$10	$10,049
2.85%, 05/07/26 (Call 05/07/25)(a)	800	838,832
3.56%, 09/23/35 (Call 09/23/30)(a)	85	84,232
3.68%, 01/10/23 (Call 01/10/22)	295	304,478
4.34%, 05/16/24 (Call 05/16/23)(a)	455	489,548
4.34%, 01/10/28 (Call 01/10/27)	250	280,937
4.38%, 09/11/24	285	307,207
4.38%, 01/12/26	620	701,183
4.61%, 02/15/23 (Call 02/15/22)(a)	205	214,660
4.84%, 05/09/28 (Call 05/07/27)	220	242,438
4.95%, 01/10/47	240	311,318
4.97%, 05/16/29 (Call 05/16/28)(a)	740	867,036
5.09%, 06/20/30 (Call 06/20/29)(a)	235	267,273
5.20%, 05/12/26	505	568,579
BBK BSC, 5.50%, 07/09/24(c)	200	202,448
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)	18	19,264
Series 2018-M12, Class A2, 2.50%, 08/27/24 (Call 07/27/24)	526	548,003
BNG Bank NV
1.50%, 09/06/22(b)	500	511,130
1.50%, 10/16/24(b)	1,000	1,041,110
2.38%, 03/16/26(b)(d)	250	272,522
3.13%, 11/08/21(b)	250	257,262
BNP Paribas SA
1.90%, 09/30/28 (Call 09/30/27)(a)(b)	2,400	2,389,872
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	5	5,178
2.59%, 08/12/35 (Call 08/12/30)(a)(b)	625	602,906
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	505	534,507
2.95%, 05/23/22(b)	360	373,630
3.05%, 01/13/31 (Call 01/13/30)(a)(b)	525	556,059
3.25%, 03/03/23	323	344,127
3.38%, 01/09/25(b)	825	894,869
3.50%, 03/01/23(b)	10	10,633
3.50%, 11/16/27(b)	10	11,034
3.80%, 01/10/24(b)	340	368,421
4.38%, 09/28/25(b)	5	5,596
4.38%, 05/12/26(b)	35	39,366
4.40%, 08/14/28(b)	290	337,917
4.63%, 03/13/27(b)	225	255,271
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	450	497,421
5.20%, 01/10/30 (Call 01/10/29)(a)(b)	445	545,668
7.20%, (Call 06/25/37)(a)(b)(f)	100	106,147
BNZ International Funding Ltd./London, 3.38%, 03/01/23(b)	550	585,926
BPCE SA
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	1,500	1,506,750
2.38%, 01/14/25(b)	350	365,680
2.70%, 10/01/29(b)	5	5,324
2.75%, 12/02/21	520	533,484
2.75%, 01/11/23(b)	10	10,488
3.00%, 05/22/22(b)	55	56,958
3.38%, 12/02/26	726	814,855
3.50%, 10/23/27(b)	275	301,224
4.00%, 04/15/24	330	365,072
4.50%, 03/15/25(b)	595	660,432
4.63%, 09/12/28(b)	5	5,933
4.88%, 04/01/26(b)	45	51,452
Caixa Economica Federal, 3.50%, 11/07/22(c)	250	256,522

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	$5	$5,057
2.25%, 01/28/25	170	179,396
2.55%, 06/16/22	293	303,700
2.61%, 07/22/23 (Call 07/22/22)(a)	340	351,897
3.10%, 04/02/24	213	229,646
3.50%, 09/13/23	205	223,028
China CITIC Bank Corp. Ltd., 1.25%, 12/14/22, (3 mo. LIBOR US + 1.000%)(a)(c)	300	300,105
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(c)	300	320,064
China Construction Bank Corp./Hong Kong
1.00%, 08/04/23(c)	800	798,384
1.08%, 06/08/23, (3 mo. LIBOR US + 0.830%)(a)(c)	200	200,176
China Development Bank
2.63%, 01/24/22(c)	200	204,456
3.38%, 01/24/27(c)	200	221,164
4.00%, 01/24/37(c)	200	234,266
China Development Bank Corp./Hong Kong
0.95%, 03/06/22, (3 mo. LIBOR US + 0.700%)(a)(c)	200	200,192
1.88%, 11/03/21(c)	200	202,070
China Merchants Bank Co. Ltd./London, 0.97%, 06/19/22, (3 mo. LIBOR US + 0.740%)(a)(c)	400	399,140
China Minsheng Banking Corp. Ltd./Hong Kong, 1.29%, 03/09/23, (3 mo. LIBOR US + 1.050%)(a)(c)	200	199,394
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(a)	80	82,400
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(a)	105	109,367
4.75%, 02/16/24 (Call 11/16/23)	105	112,871
5.00%, 08/15/22	242	255,066
5.00%, 08/01/23	150	161,585
5.25%, 03/07/25 (Call 12/07/24)	75	83,822
6.13%, 03/09/28	75	91,317
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	405	443,815
CITIC Ltd.
3.70%, 06/14/26(c)	200	218,662
3.88%, 02/28/27(c)	400	434,800
4.00%, 01/11/28(c)	200	220,212
6.80%, 01/17/23(c)	200	222,680
Citigroup Inc.
2.31%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.867%)(a)	319	324,768
2.57%, 06/03/31 (Call 06/03/30)(a)	610	635,833
2.67%, 01/29/31 (Call 01/29/30)(a)	147	154,468
2.70%, 10/27/22 (Call 09/27/22)	498	519,344
2.75%, 04/25/22 (Call 03/25/22)	368	379,758
2.88%, 07/24/23 (Call 07/24/22)(a)	893	926,782
2.90%, 12/08/21 (Call 11/08/21)	659	675,699
2.98%, 11/05/30 (Call 11/05/29)(a)	161	172,953
3.11%, 04/08/26 (Call 04/08/25)(a)	625	674,812
3.14%, 01/24/23 (Call 01/24/22)(a)	250	257,612
3.20%, 10/21/26 (Call 07/21/26)	735	808,654
3.30%, 04/27/25	68	75,052
3.35%, 04/24/25 (Call 04/24/24)(a)	476	514,299
3.40%, 05/01/26	587	652,744
3.50%, 05/15/23	97	103,858
3.52%, 10/27/28 (Call 10/27/27)(a)	503	558,320
3.67%, 07/24/28 (Call 07/24/27)(a)	653	731,229
3.70%, 01/12/26	164	183,949
3.75%, 06/16/24	215	236,960

Security	Par (000)	Value

Banks (continued)
3.88%, 10/25/23	$181	$198,313
3.88%, 03/26/25	157	173,483
3.88%, 01/24/39 (Call 01/22/38)(a)	52	59,984
3.89%, 01/10/28 (Call 01/10/27)(a)	270	304,441
3.98%, 03/20/30 (Call 03/20/29)(a)	204	234,002
4.00%, 08/05/24	425	469,119
4.04%, 06/01/24 (Call 06/01/23)(a)	693	751,066
4.05%, 07/30/22	145	153,591
4.08%, 04/23/29 (Call 04/23/28)(a)	200	229,984
4.13%, 07/25/28	453	518,250
4.28%, 04/24/48 (Call 04/24/47)(a)	323	400,510
4.30%, 11/20/26	208	238,044
4.40%, 06/10/25	326	368,836
4.41%, 03/31/31 (Call 03/31/30)(a)	698	828,652
4.45%, 09/29/27	898	1,036,732
4.50%, 01/14/22	299	313,561
4.60%, 03/09/26	373	430,185
4.65%, 07/30/45	250	320,720
4.65%, 07/23/48 (Call 06/23/48)	421	546,134
4.75%, 05/18/46	338	423,751
5.30%, 05/06/44	378	498,359
5.32%, 03/26/41 (Call 03/26/40)(a)	471	640,843
5.50%, 09/13/25	472	559,565
5.88%, 02/22/33	30	39,372
5.88%, 01/30/42	131	191,104
6.00%, 10/31/33	185	248,142
6.63%, 06/15/32	265	368,170
6.68%, 09/13/43	149	226,207
8.13%, 07/15/39	488	844,821
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	55	58,212
3.70%, 03/29/23 (Call 02/28/23)	250	267,827
3.75%, 02/18/26 (Call 11/18/25)	310	352,182
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	255	267,633
2.85%, 07/27/26 (Call 04/25/26)	235	258,166
3.25%, 04/30/30 (Call 01/30/30)	16	17,472
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	324	349,969
4.00%, 02/01/29 (Call 10/31/28)	410	468,782
Commerzbank AG, 8.13%, 09/19/23(b)	250	287,297
Commonwealth Bank of Australia
2.50%, 09/18/22(b)	375	390,135
2.63%, 09/06/26(b)	125	136,030
2.75%, 03/10/22(b)	70	72,319
2.85%, 05/18/26(b)	230	252,441
3.15%, 09/19/27(b)	275	308,088
3.35%, 06/04/24(b)	105	114,498
3.45%, 03/16/23(b)	344	368,379
3.61%, 09/12/34 (Call 09/12/29)(a)(b)	400	430,824
3.74%, 09/12/39(b)	200	219,168
3.90%, 03/16/28(b)	155	182,660
3.90%, 07/12/47(b)	220	265,492
4.32%, 01/10/48(b)	215	254,747
Cooperatieve Rabobank UA
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	10	10,092
2.63%, 07/22/24(b)	455	484,752
3.75%, 07/21/26	140	156,604
3.88%, 02/08/22	673	703,292
3.88%, 09/26/23(b)	5	5,463

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.95%, 11/09/22	$300	$319,749
4.38%, 08/04/25	260	293,985
5.25%, 05/24/41	202	290,365
5.25%, 08/04/45	395	533,420
5.75%, 12/01/43	420	594,913
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	420	432,268
2.75%, 01/10/23	280	293,863
3.38%, 05/21/25	250	279,755
Credit Agricole SA
3.25%, 01/14/30(b)	540	577,670
4.00%, 01/10/33 (Call 01/10/28)(a)(b)	360	392,915
4.38%, 03/17/25(b)	100	110,686
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	500	512,165
3.25%, 10/04/24(b)	325	351,058
3.38%, 01/10/22(b)	550	567,924
3.75%, 04/24/23(b)	455	488,552
4.13%, 01/10/27(b)	35	39,848
Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, 01/29/25(c)	300	301,575
Credit Suisse AG/New York NY
1.00%, 05/05/23	820	830,135
2.80%, 04/08/22	520	538,200
2.95%, 04/09/25	525	572,980
3.00%, 10/29/21	370	379,920
3.63%, 09/09/24	500	553,690
Credit Suisse Group AG
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	1,060	1,095,658
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	20	20,969
3.00%, 12/14/23 (Call 12/14/22)(a)(b)	250	260,670
3.57%, 01/09/23 (Call 01/09/22)(b)	300	309,819
3.87%, 01/12/29 (Call 01/12/28)(a)(b)	437	486,053
4.19%, 04/01/31 (Call 04/01/30)(a)(b)	290	333,027
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	250	270,140
4.28%, 01/09/28 (Call 01/09/27)(b)	355	401,590
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	470	497,011
4.55%, 04/17/26	250	291,007
4.88%, 05/15/45	535	700,866
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	5	5,050
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	200	212,076
3.88%, 09/12/23(b)	255	274,413
4.38%, 06/12/28(b)	305	344,421
5.00%, 01/12/23 (Call 01/12/22)(a)(b)	360	375,844
DBS Group Holdings Ltd.
3.30%, (Call 02/27/25)(a)(c)(f)	200	199,614
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	110	119,877
Deutsche Bank AG
4.10%, 01/13/26	120	128,966
4.30%, 05/24/28 (Call 05/24/23)(a)	240	233,628
4.50%, 04/01/25	400	407,268
Deutsche Bank AG/London, 3.70%, 05/30/24	246	261,250
Deutsche Bank AG/New York NY
2.22%, 09/18/24 (Call 09/18/23)(a)	345	348,854
3.30%, 11/16/22	225	233,683
3.55%, 09/18/31 (Call 09/18/30)(a)	345	350,192
3.70%, 05/30/24	150	158,915
3.96%, 11/26/25 (Call 11/26/24)(a)	315	336,628

Security	Par (000)	Value

Banks (continued)
4.10%, 01/13/26	$210	$226,525
4.25%, 10/14/21	275	282,815
4.88%, 12/01/32 (Call 12/01/27)(a)	250	242,050
5.88%, 07/08/31 (Call 04/08/30)(a)	200	212,818
Series D, 5.00%, 02/14/22	305	319,338
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(c)	200	209,348
Dexia Credit Local SA
1.63%, 10/16/24(b)	5	5,198
2.38%, 09/20/22(b)	1,000	1,036,280
DIB Sukuk Ltd.
2.95%, 02/20/25(c)	200	207,772
3.63%, 02/06/23(c)	400	417,016
3.66%, 02/14/22(c)	600	617,964
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,000	1,051,630
4.20%, 08/08/23	5	5,473
4.65%, 09/13/28 (Call 06/13/28)	110	128,919
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	200	292,520
Emirates NBD Bank , 2.63%, 02/18/25(c)	300	313,236
Fab Sukuk Co. Ltd., 3.63%, 03/05/23(c)	200	211,286
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	5	5,131
2.38%, 01/28/25 (Call 12/29/24)	138	145,851
2.60%, 06/15/22 (Call 05/15/22)	260	268,531
3.50%, 03/15/22 (Call 02/15/22)	100	103,847
3.65%, 01/25/24 (Call 12/25/23)	50	54,459
3.95%, 03/14/28 (Call 02/14/28)	280	324,058
4.30%, 01/16/24 (Call 12/16/23)	292	321,448
8.25%, 03/01/38	255	416,265
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	260	275,982
3.85%, 03/15/26 (Call 02/15/26)	205	231,974
3.95%, 07/28/25 (Call 06/28/25)	300	342,783
First Abu Dhabi Bank
1.18%, 04/16/22, (3 mo. LIBOR US + 0.950%)(a)(c)	200	200,328
3.00%, 03/30/22(c)	400	412,976
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	35	39,450
First Horizon National Corp., 4.00%, 05/26/25 (Call 04/26/25)	25	27,390
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	9	9,262
4.38%, 08/01/46 (Call 02/01/46)	40	47,503
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(b)	110	109,650
8.13%, 11/15/24 (Call 11/15/20)(b)	75	75,612
8.25%, 04/15/25 (Call 04/15/21)(b)	130	131,505
10.75%, 04/01/24 (Call 04/01/21)(b)	50	54,681
Goldman Sachs Capital I, 6.35%, 02/15/34	424	578,374
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	485	494,404
2.88%, 10/31/22 (Call 10/31/21)(a)	195	199,647
2.91%, 06/05/23 (Call 06/05/22)(a)	422	437,238
2.91%, 07/24/23 (Call 07/24/22)(a)	486	504,716
3.00%, 04/26/22 (Call 04/26/21)	1,456	1,473,923
3.20%, 02/23/23 (Call 01/23/23)	220	232,745
3.27%, 09/29/25 (Call 09/29/24)(a)	410	444,961
3.50%, 01/23/25 (Call 10/23/24)	175	191,406
3.50%, 04/01/25 (Call 03/01/25)	1,225	1,350,893

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 11/16/26 (Call 11/16/25)	$443	$490,476
3.63%, 01/22/23	485	517,505
3.63%, 02/20/24 (Call 01/20/24)	607	659,797
3.69%, 06/05/28 (Call 06/05/27)(a)	383	431,633
3.75%, 05/22/25 (Call 02/22/25)	248	275,858
3.75%, 02/25/26 (Call 11/25/25)	461	517,961
3.80%, 03/15/30 (Call 12/15/29)	50	57,669
3.81%, 04/23/29 (Call 04/23/28)(a)	307	349,839
3.85%, 07/08/24 (Call 04/08/24)	545	596,628
3.85%, 01/26/27 (Call 01/26/26)	644	724,159
4.00%, 03/03/24	404	445,450
4.02%, 10/31/38 (Call 10/31/37)(a)	506	591,625
4.22%, 05/01/29 (Call 05/01/28)(a)	482	562,186
4.25%, 10/21/25	586	665,391
4.41%, 04/23/39 (Call 04/23/38)(a)	285	346,207
4.75%, 10/21/45 (Call 04/21/45)	440	577,174
4.80%, 07/08/44 (Call 01/08/44)	393	514,740
5.15%, 05/22/45	439	584,498
5.75%, 01/24/22	742	790,037
5.95%, 01/15/27	78	96,527
6.25%, 02/01/41	556	835,579
6.45%, 05/01/36	312	435,511
6.75%, 10/01/37	1,064	1,555,887
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(c)	200	194,740
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 11/30/20)(c)	73	73,321
HSBC Bank USA N.A./New York NY, 5.88%, 11/01/34	50	67,520
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(a)	775	777,302
2.10%, 06/04/26 (Call 06/04/25)(a)	40	40,819
2.63%, 11/07/25 (Call 11/07/24)(a)	440	460,627
2.85%, 06/04/31 (Call 06/04/30)(a)	10	10,355
3.03%, 11/22/23 (Call 11/22/22)(a)	1,055	1,104,068
3.26%, 03/13/23 (Call 03/13/22)(a)	970	1,003,378
3.60%, 05/25/23	600	644,568
3.80%, 03/11/25 (Call 03/11/24)(a)	265	286,878
3.90%, 05/25/26	30	33,536
3.97%, 05/22/30 (Call 05/22/29)(a)	685	766,878
4.00%, 03/30/22	80	83,971
4.04%, 03/13/28 (Call 03/13/27)(a)	30	33,450
4.25%, 03/14/24	245	265,382
4.25%, 08/18/25	210	232,075
4.29%, 09/12/26 (Call 09/15/25)(a)	300	336,363
4.30%, 03/08/26	1,055	1,199,704
4.38%, 11/23/26	540	605,810
4.58%, 06/19/29 (Call 06/19/28)(a)	560	647,052
4.95%, 03/31/30	285	345,577
5.25%, 03/14/44	505	640,365
6.10%, 01/14/42	265	382,043
6.50%, 05/02/36	481	647,484
6.50%, 09/15/37	455	617,449
6.80%, 06/01/38	307	432,787
7.63%, 05/17/32	91	128,108
HSBC USA Inc., 3.50%, 06/23/24	205	222,443
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	72	73,508
2.55%, 02/04/30 (Call 01/04/30)	492	511,552
2.63%, 08/06/24 (Call 07/06/24)	245	260,668
4.00%, 05/15/25 (Call 04/15/25)	240	271,668

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)	$250	$258,915
ICICI Bank Ltd./Dubai
3.25%, 09/09/22(c)	600	613,734
4.00%, 03/18/26(c)	200	212,506
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(c)	600	676,290
Industrial & Commercial Bank of China Ltd./Hong Kong
1.02%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(c)	400	397,536
1.21%, 02/21/22, (3 mo. LIBOR US + 0.965%)(a)(c)	600	601,578
2.25%, 09/16/22(c)	400	408,576
2.88%, 02/21/22(c)	600	614,124
Industrial & Commercial Bank of China Ltd./London, 1.06%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(c)	800	800,056
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	250	259,327
Industrial & Commercial Bank of China Ltd./Singapore, 1.16%, 04/24/22, (3 mo. LIBOR US + 0.950%)(a)(c)	200	200,470
Industrial Bank Co. Ltd./Hong Kong, 1.30%, 03/05/23, (3 mo. LIBOR US + 1.050%)(a)(c)	200	200,524
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	5	5,041
3.15%, 03/29/22	310	321,619
3.55%, 04/09/24	210	228,530
3.95%, 03/29/27	215	245,042
4.05%, 04/09/29	260	304,749
4.10%, 10/02/23	775	850,547
4.55%, 10/02/28	200	240,158
4.63%, 01/06/26(b)	250	291,747
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(c)	150	137,885
Intesa Sanpaolo SpA
3.38%, 01/12/23(b)	230	239,115
3.88%, 01/12/28(b)	5	5,346
5.02%, 06/26/24(b)	400	422,144
5.71%, 01/15/26(b)	200	217,972
Series XR, 4.00%, 09/23/29(b)	230	249,856
Itau Unibanco Holding SA/Cayman Island
5.13%, 05/13/23(c)	700	741,755
6.20%, 12/21/21(c)	800	835,760
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23)(a)	15	15,019
2.01%, 03/13/26 (Call 03/13/25)(a)	617	641,575
2.08%, 04/22/26 (Call 04/22/25)(a)	850	888,513
2.18%, 06/01/28 (Call 06/01/27)(a)	15	15,637
2.30%, 10/15/25 (Call 10/15/24)(a)	549	577,048
2.52%, 04/22/31 (Call 04/22/30)(a)	815	857,176
2.70%, 05/18/23 (Call 03/18/23)	586	617,433
2.74%, 10/15/30 (Call 10/15/29)(a)	213	227,838
2.78%, 04/25/23 (Call 04/25/22)(a)	40	41,373
2.95%, 10/01/26 (Call 07/01/26)	529	581,916
2.96%, 05/13/31 (Call 05/13/30)(a)	138	147,599
2.97%, 01/15/23 (Call 01/15/22)	544	560,929
3.11%, 04/22/41 (Call 04/22/40)(a)	505	543,713
3.11%, 04/22/51 (Call 04/22/50)(a)	520	548,730
3.13%, 01/23/25 (Call 10/23/24)	630	686,914
3.20%, 01/25/23	647	687,308
3.20%, 06/15/26 (Call 03/15/26)	414	459,532
3.21%, 04/01/23 (Call 04/01/22), (3 mo. LIBOR US + 0.695%)(a)	877	911,299
3.22%, 03/01/25 (Call 03/01/24)(a)	187	201,350

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 09/23/22	$545	$574,861
3.30%, 04/01/26 (Call 01/01/26)	525	583,548
3.38%, 05/01/23	406	433,657
3.51%, 01/23/29 (Call 01/23/28)(a)	735	824,721
3.54%, 05/01/28 (Call 05/01/27)(a)	226	253,864
3.56%, 04/23/24 (Call 04/23/23)(a)	340	364,256
3.63%, 05/13/24	313	344,845
3.63%, 12/01/27 (Call 12/01/26)	305	340,029
3.70%, 05/06/30 (Call 05/06/29)(a)	163	186,236
3.78%, 02/01/28 (Call 02/01/27)(a)	136	154,412
3.80%, 07/23/24 (Call 07/23/23)(a)	628	680,852
3.88%, 02/01/24	681	751,429
3.88%, 09/10/24	385	426,796
3.88%, 07/24/38 (Call 07/24/37)(a)	397	466,161
3.90%, 07/15/25 (Call 04/15/25)	809	915,011
3.90%, 01/23/49 (Call 01/23/48)(a)	608	730,658
3.96%, 01/29/27 (Call 01/29/26)(a)	740	842,867
3.96%, 11/15/48 (Call 11/15/47)(a)	756	907,865
4.01%, 04/23/29 (Call 04/23/28)(a)	475	549,917
4.02%, 12/05/24 (Call 12/05/23)(a)	563	619,936
4.03%, 07/24/48 (Call 07/24/47)(a)	337	406,341
4.13%, 12/15/26	260	301,270
4.20%, 07/23/29 (Call 07/23/28)(a)	545	639,939
4.25%, 10/01/27	230	267,511
4.26%, 02/22/48 (Call 02/22/47)(a)	418	527,587
4.45%, 12/05/29 (Call 12/05/28)(a)	190	227,346
4.49%, 03/24/31 (Call 03/24/30)(a)	70	84,843
4.50%, 01/24/22	242	254,357
4.85%, 02/01/44	155	211,663
4.95%, 06/01/45	218	291,824
5.40%, 01/06/42	410	591,597
5.50%, 10/15/40	325	464,994
5.60%, 07/15/41	155	226,311
5.63%, 08/16/43	522	752,400
6.40%, 05/15/38	466	708,054
7.63%, 10/15/26	125	167,140
8.75%, 09/01/30	55	80,343
Kasikornbank PCL/Hong Kong, 2.38%, 04/06/22(c)	200	203,230
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	500	509,635
2.30%, 09/14/22	20	20,715
2.40%, 06/09/22	15	15,478
3.40%, 05/20/26	300	334,059
3.90%, 04/13/29 (Call 03/13/29)	20	22,650
6.95%, 02/01/28	5	6,444
KeyCorp
2.25%, 04/06/27	190	199,800
2.55%, 10/01/29	320	340,141
4.10%, 04/30/28	220	256,764
4.15%, 10/29/25	371	426,461
KfW
0.00%, 04/18/36(g)	500	401,175
0.00%, 06/29/37(g)	205	162,171
1.38%, 08/05/24	130	135,006
1.63%, 02/15/23	1,021	1,052,774
1.75%, 08/22/22	1,130	1,161,041
1.75%, 09/14/29	229	244,838
2.00%, 11/30/21	320	326,080
2.00%, 09/29/22	395	408,339
2.00%, 10/04/22	263	271,929

Security	Par (000)	Value

Banks (continued)
2.00%, 05/02/25	$922	$984,982
2.13%, 03/07/22	550	564,085
2.13%, 06/15/22	783	807,038
2.13%, 01/17/23	1,000	1,041,060
2.13%, 08/07/23(c)	25	26,271
2.38%, 12/29/22	1,061	1,109,976
2.50%, 02/15/22	1,070	1,101,340
2.50%, 11/20/24	969	1,052,179
2.63%, 01/25/22	549	565,223
2.63%, 02/28/24	350	376,701
2.88%, 05/05/22(c)	36	37,437
2.88%, 04/03/28	770	886,509
3.13%, 12/15/21	1,327	1,370,074
Kookmin Bank, 4.35%, (Call 07/02/24)(a)(c)(f)	400	419,356
Korea Development Bank (The)
1.68%, 04/16/23, (3 mo. LIBOR US + 1.450%)(a)(c)	600	615,048
2.00%, 09/12/26	200	212,004
3.00%, 09/14/22	1,200	1,254,504
3.00%, 01/13/26	200	220,818
3.38%, 09/16/25	200	223,714
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	850	981,631
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.63%, 02/07/22(c)	1,000	1,029,300
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	411	437,456
1.88%, 04/17/23(c)	200	207,746
2.00%, 01/13/25	925	983,580
2.25%, 10/01/21	56	57,035
2.38%, 06/10/25	349	378,372
3.13%, 11/14/23	100	108,454
Series 36, 2.00%, 12/06/21	350	356,720
Series 37, 2.50%, 11/15/27	128	142,958
Series 40, 0.50%, 05/27/25	550	549,906
Lloyds Bank PLC
2.25%, 08/14/22	50	51,500
3.50%, 05/14/25	150	165,420
Lloyds Banking Group PLC
1.33%, 06/15/23 (Call 06/15/22)(a)	5	5,039
2.44%, 02/05/26 (Call 02/05/25)(a)	215	224,165
2.86%, 03/17/23 (Call 03/17/22)(a)	300	308,460
3.00%, 01/11/22	220	226,149
3.57%, 11/07/28 (Call 11/07/27)(a)	450	494,802
3.75%, 01/11/27	555	615,889
3.90%, 03/12/24	15	16,339
4.05%, 08/16/23	245	266,109
4.34%, 01/09/48	365	430,682
4.38%, 03/22/28	545	632,113
4.45%, 05/08/25	295	334,716
4.50%, 11/04/24	200	219,652
4.55%, 08/16/28	525	619,689
4.58%, 12/10/25	245	271,631
4.65%, 03/24/26	315	352,507
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	150	162,474
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	15	15,853
3.90%, 01/15/26(b)	5	5,731
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)	141	147,306
3.76%, 11/28/28 (Call 11/28/27)(a)(b)	155	168,710
4.15%, 03/27/24 (Call 03/27/23)(a)(b)	200	214,546

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.65%, 03/27/29 (Call 03/27/28)(a)(b)	$140	$160,378
5.03%, 01/15/30 (Call 01/15/29)(a)(b)	485	574,502
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	265	273,419
3.40%, 08/17/27	5	5,573
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	525	550,221
2.53%, 09/13/23	5	5,268
2.62%, 07/18/22	260	269,573
2.67%, 07/25/22	508	527,147
2.80%, 07/18/24	325	346,599
3.00%, 02/22/22	115	118,844
3.20%, 07/18/29	330	363,412
3.22%, 03/07/22	605	627,445
3.29%, 07/25/27	375	414,881
3.41%, 03/07/24	325	351,770
3.46%, 03/02/23	545	580,905
3.68%, 02/22/27	265	298,870
3.74%, 03/07/29	225	257,872
3.75%, 07/18/39	200	229,738
3.76%, 07/26/23	1,140	1,234,711
3.78%, 03/02/25	395	440,678
3.85%, 03/01/26	620	707,222
3.96%, 03/02/28	100	115,101
4.05%, 09/11/28	125	146,193
4.15%, 03/07/39	130	156,281
4.29%, 07/26/38	116	140,535
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(a)	465	469,557
2.20%, 07/10/31 (Call 07/10/30)(a)	400	403,988
2.56%, 09/13/25 (Call 09/13/24)(a)	200	209,790
2.59%, 05/25/31 (Call 05/25/30)(a)	35	36,509
2.60%, 09/11/22	10	10,387
2.72%, 07/16/23 (Call 07/16/22)(a)	334	345,303
2.84%, 07/16/25 (Call 07/16/24)(a)	375	396,439
2.87%, 09/13/30 (Call 09/13/29)(a)	210	223,001
2.95%, 02/28/22	230	237,392
3.15%, 07/16/30 (Call 07/16/29)(a)	335	364,383
3.17%, 09/11/27	255	278,886
3.48%, 04/12/26(b)	260	288,766
3.55%, 03/05/23	505	538,249
3.66%, 02/28/27	215	239,433
3.92%, 09/11/24 (Call 09/11/23)(a)	235	254,721
4.25%, 09/11/29 (Call 09/11/28)(a)	250	291,515
4.35%, 10/20/25(b)	250	280,372
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(a)	940	985,618
2.63%, 11/17/21	381	390,041
2.70%, 01/22/31 (Call 01/22/30)(a)	260	277,558
2.72%, 07/22/25 (Call 07/22/24)(a)	284	302,690
2.75%, 05/19/22	969	1,003,555
3.13%, 01/23/23	470	496,846
3.13%, 07/27/26	446	493,196
3.59%, 07/22/28 (Call 07/22/27)(a)	231	260,203
3.62%, 04/01/31 (Call 04/01/30)(a)	1,221	1,399,095
3.63%, 01/20/27	233	264,294
3.70%, 10/23/24	370	411,240
3.74%, 04/24/24 (Call 04/24/23)(a)	571	614,065
3.75%, 02/25/23	355	381,018
3.77%, 01/24/29 (Call 01/24/28)(a)	752	857,107

Security	Par (000)	Value

Banks (continued)
3.88%, 01/27/26	$394	$447,446
3.95%, 04/23/27	337	380,561
3.97%, 07/22/38 (Call 07/22/37)(a)	189	225,101
4.00%, 07/23/25	761	865,143
4.10%, 05/22/23	107	115,946
4.30%, 01/27/45	530	682,603
4.35%, 09/08/26	470	545,238
4.38%, 01/22/47	659	865,168
4.43%, 01/23/30 (Call 01/23/29)(a)	380	455,259
4.46%, 04/22/39 (Call 04/22/38)(a)	225	282,960
4.88%, 11/01/22	770	833,625
5.00%, 11/24/25	193	227,781
5.60%, 03/24/51 (Call 03/24/50)(a)	431	652,629
6.25%, 08/09/26	25	31,680
6.38%, 07/24/42	450	702,504
7.25%, 04/01/32	260	392,642
Series F, 3.88%, 04/29/24	509	562,440
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	155	167,225
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	15	15,497
3.15%, 04/01/22 (Call 03/01/22)	5	5,180
National Australia Bank Ltd., 3.93%, 08/02/34 (Call 08/02/29)(a)(b)	305	335,259
National Australia Bank Ltd./New York
1.88%, 12/13/22	145	149,536
2.50%, 05/22/22	440	454,868
2.50%, 07/12/26	305	329,882
2.88%, 04/12/23	300	317,661
3.38%, 01/14/26	5	5,614
3.63%, 06/20/23	500	541,330
National Bank of Canada
2.10%, 02/01/23	505	522,271
2.15%, 10/07/22(b)	285	294,177
National Securities Clearing Corp., 1.20%, 04/23/23(b)	10	10,184
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(a)	785	809,720
3.07%, 05/22/28 (Call 05/22/27)(a)	250	264,677
3.75%, 11/01/29 (Call 11/01/24)(a)	20	20,766
3.88%, 09/12/23	260	280,649
4.27%, 03/22/25 (Call 03/22/24)(a)	405	441,956
4.45%, 05/08/30 (Call 05/08/29)(a)	375	432,409
4.80%, 04/05/26	250	289,870
4.89%, 05/18/29 (Call 05/18/28)(a)	280	328,168
5.08%, 01/27/30 (Call 01/27/29)(a)	40	47,768
5.13%, 05/28/24	875	963,445
6.00%, 12/19/23	327	366,966
NBK SPC Ltd., 2.75%, 05/30/22(c)	200	205,002
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(c)(f)	200	198,540
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)	1,000	1,050,390
2.38%, 03/24/26(b)	200	217,930
NongHyup Bank, 2.88%, 07/17/22(c)	200	207,520
Nordea Bank Abp
3.75%, 08/30/23(b)	20	21,548
4.63%, 09/13/33 (Call 09/13/28)(a)(b)	240	271,212
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	80	82,334
2.38%, 08/02/22	60	62,133
3.15%, 05/03/29 (Call 02/03/29)	350	394,002

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 05/08/32 (Call 05/08/27)(a)	$82	$88,932
3.65%, 08/03/28 (Call 05/03/28)	115	134,149
3.95%, 10/30/25	100	114,877
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	1,014	1,056,730
2.38%, 10/01/21(d)	302	307,889
3.13%, 11/07/23	25	27,082
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(b)	51	55,692
PNC Bank N.A.
2.63%, 02/17/22 (Call 01/17/22)	250	256,920
2.95%, 02/23/25 (Call 01/23/25)	255	278,011
3.10%, 10/25/27 (Call 09/25/27)	265	294,381
3.25%, 01/22/28 (Call 12/23/27)	465	520,200
3.30%, 10/30/24 (Call 09/30/24)	205	225,496
4.05%, 07/26/28	275	320,375
4.20%, 11/01/25 (Call 10/01/25)	30	34,547
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	60	63,496
2.55%, 01/22/30 (Call 10/24/29)	15	16,148
2.60%, 07/23/26 (Call 05/24/26)	275	299,181
2.85%, 11/09/22(h)	35	36,697
3.15%, 05/19/27 (Call 04/19/27)	120	133,980
3.30%, 03/08/22 (Call 02/06/22)	503	521,702
3.45%, 04/23/29 (Call 01/23/29)	150	171,602
3.50%, 01/23/24 (Call 12/24/23)	241	262,280
3.90%, 04/29/24 (Call 03/29/24)	60	66,068
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22(b)	74	78,958
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/24/21)(b)	45	44,169
QIB Sukuk Ltd., 3.98%, 03/26/24(c)	400	427,648
QNB Finance Ltd.
2.63%, 05/12/25(c)	600	623,868
2.75%, 02/12/27(c)	200	209,140
3.50%, 03/28/24(c)	200	212,970
QNB Finansbank AS, 4.88%, 05/19/22(c)	200	198,560
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	15	15,863
2.75%, 08/14/22 (Call 07/14/22)	240	249,283
3.80%, 08/14/23 (Call 07/14/23)	303	329,516
7.38%, 12/10/37	15	22,058
Royal Bank of Canada
1.15%, 06/10/25	5	5,081
1.60%, 04/17/23	30	30,849
1.95%, 01/17/23	518	535,156
2.25%, 11/01/24	272	287,700
2.55%, 07/16/24	100	106,720
2.75%, 02/01/22	860	885,903
2.80%, 04/29/22	483	500,808
3.70%, 10/05/23	430	469,624
4.65%, 01/27/26	205	241,267
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	165	177,672
3.40%, 01/18/23 (Call 12/19/22)	85	89,212
3.50%, 06/07/24 (Call 05/07/24)	207	222,502
3.70%, 03/28/22 (Call 02/28/22)	553	572,565
4.40%, 07/13/27 (Call 04/14/27)	200	222,666
4.50%, 07/17/25 (Call 04/17/25)	277	307,561
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	1,025	1,019,198

Security	Par (000)	Value

Banks (continued)
3.57%, 01/10/23 (Call 01/10/22)	$530	$546,377
4.75%, 09/15/25(b)	165	182,000
4.80%, 11/15/24 (Call 11/15/23)(a)	55	60,701
5.63%, 09/15/45(b)	5	6,320
Santander UK PLC
2.10%, 01/13/23	565	583,046
2.88%, 06/18/24	300	321,057
3.75%, 11/15/21	200	206,648
4.00%, 03/13/24	459	506,764
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(c)	200	209,990
Shinhan Bank Co. Ltd.
2.88%, 03/28/22(c)(d)	200	206,112
3.88%, 03/24/26(c)	200	220,242
4.00%, 04/23/29(c)(d)	200	223,208
Shinhan Financial Group Co. Ltd., 5.88%, (Call 08/13/23)(a)(c)(f)	200	215,566
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22	265	273,658
Societe Generale SA
2.63%, 10/16/24(b)	5	5,198
2.63%, 01/22/25(b)	500	519,910
3.00%, 01/22/30(b)	325	335,520
3.88%, 03/28/24(b)	450	485,712
4.25%, 09/14/23(b)	535	581,031
4.25%, 04/14/25(b)	50	53,828
4.75%, 11/24/25(b)	250	275,582
4.75%, 09/14/28(b)	205	238,675
5.63%, 11/24/45(b)	30	36,739
Standard Chartered PLC
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	810	841,452
3.20%, 04/17/25(b)	15	15,903
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	225	241,256
3.89%, 03/15/24 (Call 03/15/23)(a)(b)	200	211,632
3.95%, 01/11/23(b)	325	339,037
4.05%, 04/12/26(b)	500	554,465
4.25%, 01/20/23 (Call 01/20/22)(a)(b)	275	285,257
4.30%, 02/19/27(b)	215	233,408
4.31%, 05/21/30 (Call 05/21/29)(a)(b)	200	225,926
4.64%, 04/01/31 (Call 04/01/30)(a)(b)	510	593,482
4.87%, 03/15/33 (Call 03/15/28)(a)(b)	200	216,628
5.20%, 01/26/24(b)	200	217,652
5.30%, 01/09/43(b)	5	5,914
5.70%, 01/25/22(c)	200	210,040
5.70%, 03/26/44(b)	230	287,212
7.01%, (Call 07/30/37)(a)(b)(f)	100	121,781
State Bank of India/London
3.25%, 01/24/22(c)	200	203,902
4.38%, 01/24/24(c)	740	793,258
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	10	10,588
2.40%, 01/24/30	189	205,451
2.65%, 05/15/23 (Call 05/15/22)(a)	300	310,248
2.65%, 05/19/26	430	469,156
2.83%, 03/30/23(a)	47	48,513
2.90%, 03/30/26(a)	30	32,591
3.03%, 11/01/34 (Call 11/01/29)(a)	105	114,234
3.10%, 05/15/23	155	165,215
3.15%, 03/30/31(a)	68	76,688
3.30%, 12/16/24	180	198,716
3.55%, 08/18/25	180	203,537
3.70%, 11/20/23	407	446,780

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.78%, 12/03/24 (Call 12/03/23)(a)	$85	$93,202
4.14%, 12/03/29 (Call 12/03/28)(a)	50	60,087
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250	279,582
3.95%, 01/12/22(b)	35	36,457
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	5	5,071
2.14%, 09/23/30	34	33,447
2.35%, 01/15/25	515	542,789
2.44%, 10/19/21	25	25,515
2.45%, 09/27/24	500	528,785
2.63%, 07/14/26	79	84,963
2.70%, 07/16/24	500	531,770
2.72%, 09/27/29	205	217,815
2.78%, 07/12/22	70	72,673
2.78%, 10/18/22	432	450,999
2.85%, 01/11/22	365	375,322
3.01%, 10/19/26	100	109,794
3.04%, 07/16/29	470	511,177
3.10%, 01/17/23	312	329,382
3.20%, 09/17/29	400	429,820
3.35%, 10/18/27	265	293,930
3.36%, 07/12/27	50	55,454
3.45%, 01/11/27	135	149,992
3.54%, 01/17/28	405	452,490
3.75%, 07/19/23	480	519,787
3.94%, 10/16/23	50	54,717
3.94%, 07/19/28	240	275,417
4.31%, 10/16/28	75	88,437
Sumitomo Mitsui Trust Bank Ltd., 0.80%, 09/12/23(b)	30	30,135
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	100	108,359
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	25	27,371
3.50%, 01/29/25	35	37,705
Svenska Handelsbanken AB, 3.90%, 11/20/23	505	557,227
Swedbank AB, 2.80%, 03/14/22(b)	15	15,474
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	168	173,527
5.90%, 02/07/29 (Call 02/07/24)(a)	25	26,042
TC Ziraat Bankasi AS, 5.13%, 09/29/23(c)	200	187,842
Toronto-Dominion Bank (The)
0.45%, 09/11/23	15	14,979
0.75%, 06/12/23	5	5,035
1.15%, 06/12/25	40	40,647
1.90%, 12/01/22	205	211,519
2.65%, 06/12/24	420	448,266
3.25%, 03/11/24	501	543,064
3.50%, 07/19/23	205	222,183
3.63%, 09/15/31 (Call 09/15/26)(a)	757	848,135
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	20	20,353
1.50%, 03/10/25 (Call 02/10/25)	365	375,278
2.25%, 03/11/30 (Call 12/11/29)	5	5,137
2.45%, 08/01/22 (Call 07/01/22)	233	240,896
2.63%, 01/15/22 (Call 12/15/21)	45	46,158
2.64%, 09/17/29 (Call 09/17/24)(a)	280	290,570
2.80%, 05/17/22 (Call 04/17/22)	342	354,408
3.00%, 02/02/23 (Call 01/02/23)	150	158,099
3.20%, 04/01/24 (Call 03/01/24)	131	141,629
3.30%, 05/15/26 (Call 04/15/26)	200	222,926

Security	Par (000)	Value

Banks (continued)
3.63%, 09/16/25 (Call 08/16/25)	$215	$241,312
3.69%, 08/02/24 (Call 08/02/23)(a)	90	97,590
4.05%, 11/03/25 (Call 09/03/25)	205	235,375
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	500	493,835
1.20%, 08/05/25 (Call 07/03/25)	35	35,536
2.20%, 03/16/23 (Call 02/13/23)	360	373,597
2.50%, 08/01/24 (Call 07/01/24)	485	516,331
2.70%, 01/27/22 (Call 12/27/21)	419	430,418
2.75%, 04/01/22 (Call 03/01/22)	80	82,572
2.85%, 10/26/24 (Call 09/26/24)	300	324,507
3.05%, 06/20/22 (Call 05/20/22)	217	225,943
3.75%, 12/06/23 (Call 11/06/23)	615	673,025
3.88%, 03/19/29 (Call 02/19/29)	150	173,040
4.00%, 05/01/25 (Call 03/01/25)	251	284,463
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(c)	200	196,986
5.88%, 03/16/23(c)	200	197,218
Turkiye Is Bankasi AS
5.38%, 10/06/21(c)	400	399,148
6.00%, 10/24/22(c)	200	194,994
6.13%, 04/25/24(c)	200	189,462
7.75%, 01/22/30 (Call 01/22/25)(a)(c)	200	182,446
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(c)	200	180,480
5.75%, 01/30/23(c)	400	384,700
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	530	546,679
2.40%, 07/30/24 (Call 06/30/24)	315	334,385
2.95%, 07/15/22 (Call 06/15/22)	290	302,183
3.00%, 03/15/22 (Call 02/15/22)	293	302,915
3.00%, 07/30/29 (Call 04/30/29)	210	231,808
3.10%, 04/27/26 (Call 03/27/26)	115	127,810
3.38%, 02/05/24 (Call 01/05/24)	174	188,964
3.60%, 09/11/24 (Call 08/11/24)	297	328,135
3.70%, 01/30/24 (Call 12/29/23)	150	164,411
3.90%, 04/26/28 (Call 03/26/28)	145	171,245
3.95%, 11/17/25 (Call 10/17/25)	226	259,762
Series V, 2.38%, 07/22/26 (Call 06/22/26)	465	502,391
Series V, 2.63%, 01/24/22 (Call 12/23/21)	194	199,104
Series X, 3.15%, 04/27/27 (Call 03/27/27)	450	504,891
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	525	534,109
2.05%, 01/21/25 (Call 12/21/24)	5	5,278
2.80%, 01/27/25 (Call 12/27/24)	276	299,546
2.85%, 01/23/23 (Call 12/23/22)	25	26,328
3.40%, 07/24/23 (Call 06/23/23)	120	129,524
3.45%, 11/16/21 (Call 10/15/21)	50	51,514
UBS AG/London
1.75%, 04/21/22 (Call 03/21/22)(b)	555	565,129
4.50%, 06/26/48(b)	260	353,423
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)	3,305	3,316,171
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	1,950	1,945,905
2.86%, 08/15/23 (Call 08/15/22)(a)(b)	350	362,792
3.13%, 08/13/30 (Call 08/13/29)(a)(b)	15	16,458
3.49%, 05/23/23 (Call 05/23/22)(b)	226	235,621
4.13%, 09/24/25(b)	265	301,260
4.13%, 04/15/26(b)	443	508,436
4.25%, 03/23/28 (Call 03/23/27)(b)	250	289,200

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UniCredit SpA
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	$25	$24,834
5.46%, 06/30/35 (Call 06/30/30)(a)(b)	400	406,380
5.86%, 06/19/32 (Call 06/19/27)(a)(b)	200	211,102
6.57%, 01/14/22(b)	720	761,371
7.30%, 04/02/34 (Call 04/02/29)(a)(b)	200	229,434
United Bank for Africa PLC, 7.75%, 06/08/22(c)	200	198,354
Vnesheconombank Via VEB Finance PLC, 6.03%, 07/05/22(c)	600	637,884
Wachovia Corp.
5.50%, 08/01/35	362	466,155
7.57%, 08/01/26(h)	25	32,384
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	153	164,056
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(a)	1,010	1,032,250
2.16%, 02/11/26 (Call 02/11/25)(a)	651	676,493
2.19%, 04/30/26 (Call 04/29/25)(a)	175	182,130
2.39%, 06/02/28 (Call 06/02/27)(a)	1,010	1,048,784
2.41%, 10/30/25 (Call 10/30/24)(a)	375	394,327
2.57%, 02/11/31 (Call 02/11/30)(a)	810	843,890
2.63%, 07/22/22	677	701,805
2.88%, 10/30/30 (Call 10/30/29)(a)	544	578,778
3.00%, 02/19/25	718	775,124
3.00%, 04/22/26	800	871,376
3.00%, 10/23/26	427	467,450
3.07%, 01/24/23 (Call 01/24/22)	676	696,266
3.07%, 04/30/41 (Call 04/29/40)(a)	5	5,186
3.20%, 06/17/27 (Call 06/17/26)(a)	470	511,473
3.30%, 09/09/24	1,101	1,196,391
3.50%, 03/08/22	510	531,007
3.55%, 09/29/25	356	396,217
3.58%, 05/22/28 (Call 05/22/27)(a)	680	755,106
3.75%, 01/24/24 (Call 12/24/23)	456	495,298
3.90%, 05/01/45	324	377,473
4.10%, 06/03/26	505	571,120
4.13%, 08/15/23	359	391,945
4.15%, 01/24/29 (Call 10/24/28)	406	472,994
4.30%, 07/22/27	375	430,222
4.40%, 06/14/46	231	271,208
4.48%, 04/04/31 (Call 04/04/30)(a)	615	738,480
4.65%, 11/04/44	225	270,387
4.75%, 12/07/46	1,276	1,570,769
4.90%, 11/17/45	297	373,623
5.01%, 04/04/51 (Call 04/04/50)(a)	1,015	1,373,528
5.38%, 02/07/35	260	349,341
5.38%, 11/02/43	245	323,581
5.61%, 01/15/44	838	1,126,766
Series B, 7.95%, 11/15/29	5	6,663
Series M, 3.45%, 02/13/23	328	347,929
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	360	389,480
3.63%, 10/22/21 (Call 09/21/21)	260	267,673
5.95%, 08/26/36	10	13,370
6.60%, 01/15/38	20	28,868
Westpac Banking Corp.
2.00%, 01/13/23	230	237,928
2.35%, 02/19/25	45	47,969
2.50%, 06/28/22	142	146,983
2.65%, 01/16/30	22	24,146
2.70%, 08/19/26	435	476,625

Security	Par (000)	Value

Banks (continued)
2.75%, 01/11/23	$211	$221,898
2.80%, 01/11/22	105	108,125
2.85%, 05/13/26	118	129,891
2.89%, 02/04/30 (Call 02/04/25)(a)	215	221,635
3.30%, 02/26/24	494	535,837
3.35%, 03/08/27	292	330,223
3.40%, 01/25/28(d)	226	257,877
3.65%, 05/15/23	355	383,815
4.11%, 07/24/34 (Call 07/24/29)(a)	75	83,608
4.32%, 11/23/31 (Call 11/23/26)(a)	650	730,054
4.42%, 07/24/39	249	302,072
Woori Bank
4.25%, (Call 10/04/24)(a)(c)(f)	400	411,440
5.13%, 08/06/28(c)	200	236,416
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(c)	200	194,418
5.85%, 06/21/24(c)	200	189,036
8.25%, 10/15/24(c)	200	204,620
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	265	265,217

		371,009,064

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	724	812,987
4.70%, 02/01/36 (Call 08/01/35)	771	947,867
4.90%, 02/01/46 (Call 08/01/45)	1,499	1,837,999
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	25	26,162
3.65%, 02/01/26 (Call 11/01/25)	190	213,058
4.00%, 01/17/43	450	488,727
4.63%, 02/01/44	334	395,687
4.70%, 02/01/36 (Call 08/01/35)	125	150,651
4.90%, 02/01/46 (Call 08/01/45)	275	331,309
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	140	158,341
3.75%, 07/15/42	178	190,953
4.00%, 04/13/28 (Call 01/13/28)	525	604,406
4.15%, 01/23/25 (Call 12/23/24)	424	480,540
4.38%, 04/15/38 (Call 10/15/37)	425	499,141
4.44%, 10/06/48 (Call 04/06/48)	600	699,762
4.50%, 06/01/50 (Call 12/01/49)	524	621,433
4.60%, 04/15/48 (Call 10/15/47)	771	916,680
4.60%, 06/01/60 (Call 12/01/59)	53	63,442
4.75%, 01/23/29 (Call 10/23/28)	1,208	1,463,444
4.75%, 04/15/58 (Call 10/15/57)	105	127,779
4.90%, 01/23/31 (Call 10/23/30)	808	1,010,735
4.95%, 01/15/42	115	141,290
5.45%, 01/23/39 (Call 07/23/38)	172	222,881
5.55%, 01/23/49 (Call 07/23/48)	430	578,771
5.80%, 01/23/59 (Call 07/23/58)	554	783,561
5.88%, 06/15/35	10	13,916
8.20%, 01/15/39	340	559,225
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	175	182,138
4.70%, 05/15/28 (Call 02/15/28)(b)	100	115,499
5.15%, 05/15/38 (Call 11/15/37)(b)	100	120,760
5.15%, 05/15/38 (Call 11/15/37)(c)	50	60,380
5.30%, 05/15/48 (Call 11/15/47)(b)	100	126,050
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	120	123,961

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	$25	$27,748
4.00%, 04/15/38 (Call 10/15/37)	70	83,551
4.50%, 07/15/45 (Call 01/15/45)	50	65,131
Coca-Cola Co. (The)
1.38%, 03/15/31 (Call 12/15/30)	20	19,819
1.45%, 06/01/27	102	104,634
1.65%, 06/01/30	60	61,253
1.75%, 09/06/24	184	192,587
2.13%, 09/06/29	197	208,846
2.25%, 09/01/26	210	227,407
2.50%, 06/01/40	60	63,025
2.55%, 06/01/26	10	10,992
2.60%, 06/01/50	185	186,038
2.88%, 10/27/25	447	494,842
2.90%, 05/25/27	175	194,217
2.95%, 03/25/25	123	135,006
3.20%, 11/01/23	540	584,507
3.38%, 03/25/27	30	34,237
3.45%, 03/25/30	354	415,500
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	50	55,288
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(c)	400	405,716
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	256	266,273
2.70%, 05/09/22 (Call 04/09/22)	173	178,304
2.88%, 05/01/30 (Call 02/01/30)	50	53,854
3.15%, 08/01/29 (Call 05/01/29)	320	350,973
3.50%, 05/09/27 (Call 02/09/27)	46	51,344
3.60%, 02/15/28 (Call 11/15/27)	50	56,117
3.70%, 12/06/26 (Call 09/06/26)	88	100,281
3.75%, 05/01/50 (Call 11/01/49)	5	5,537
4.25%, 05/01/23	230	249,755
4.40%, 11/15/25 (Call 09/15/25)	136	157,538
4.50%, 05/09/47 (Call 11/09/46)	280	341,068
4.65%, 11/15/28 (Call 08/15/28)	115	138,023
4.75%, 11/15/24	155	178,231
4.75%, 12/01/25	75	88,391
5.25%, 11/15/48 (Call 05/15/48)	85	113,977
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	145	148,667
2.63%, 04/29/23 (Call 01/29/23)	345	361,929
3.50%, 09/18/23 (Call 08/18/23)	200	216,256
3.88%, 05/18/28 (Call 02/18/28)	200	232,138
5.88%, 09/30/36	190	267,642
Diageo Investment Corp.
2.88%, 05/11/22	135	140,081
4.25%, 05/11/42	250	304,515
7.45%, 04/15/35	10	16,435
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	150	156,273
3.50%, 01/16/50 (Call 07/16/49)	225	233,458
4.38%, 05/10/43	305	361,462
Heineken NV
3.40%, 04/01/22(b)	30	31,120
3.50%, 01/29/28 (Call 10/29/27)(b)	295	333,146
4.35%, 03/29/47 (Call 09/29/46)(b)	110	136,223
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	156	167,753
3.13%, 12/15/23 (Call 10/15/23)	133	142,525

Security	Par (000)	Value

Beverages (continued)
3.20%, 05/01/30 (Call 02/01/30)	$25	$27,855
3.40%, 11/15/25 (Call 08/15/25)	35	38,924
3.43%, 06/15/27 (Call 03/15/27)	192	214,203
3.80%, 05/01/50 (Call 11/01/49)	260	296,106
4.06%, 05/25/23 (Call 04/25/23)	680	737,338
4.42%, 05/25/25 (Call 03/25/25)	455	522,340
4.42%, 12/15/46 (Call 06/15/46)	40	48,857
4.50%, 11/15/45 (Call 05/15/45)	160	197,302
4.60%, 05/25/28 (Call 02/25/28)	359	429,145
4.99%, 05/25/38 (Call 11/25/37)	65	83,324
5.09%, 05/25/48 (Call 11/25/47)	70	93,010
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	286	307,278
4.20%, 07/15/46 (Call 01/15/46)	476	497,077
5.00%, 05/01/42	195	221,914
PepsiCo Inc.
0.40%, 10/07/23	85	85,180
0.75%, 05/01/23	185	186,819
1.40%, 02/25/31 (Call 11/25/30)	500	496,835
1.63%, 05/01/30 (Call 02/01/30)	295	300,360
1.70%, 10/06/21 (Call 09/06/21)	100	101,247
2.25%, 05/02/22 (Call 04/02/22)	112	115,045
2.25%, 03/19/25 (Call 02/19/25)	635	677,564
2.38%, 10/06/26 (Call 07/06/26)	743	805,085
2.63%, 03/19/27 (Call 01/19/27)	5	5,466
2.63%, 07/29/29 (Call 04/29/29)	325	356,382
2.75%, 03/05/22	217	224,087
2.75%, 03/01/23	40	42,200
2.75%, 04/30/25 (Call 01/30/25)	30	32,638
2.75%, 03/19/30 (Call 12/19/29)	1,125	1,249,684
2.85%, 02/24/26 (Call 11/24/25)	50	55,201
2.88%, 10/15/49 (Call 04/15/49)	240	256,231
3.00%, 10/15/27 (Call 07/15/27)	110	122,957
3.10%, 07/17/22 (Call 05/17/22)	83	86,567
3.38%, 07/29/49 (Call 01/29/49)	340	390,799
3.45%, 10/06/46 (Call 04/06/46)	305	351,302
3.50%, 07/17/25 (Call 04/17/25)	5	5,616
3.50%, 03/19/40 (Call 09/19/39)	515	611,320
3.60%, 03/01/24 (Call 12/01/23)	428	467,504
3.63%, 03/19/50 (Call 09/19/49)	320	386,515
4.00%, 03/05/42	50	62,136
4.00%, 05/02/47 (Call 11/02/46)	200	249,452
4.25%, 10/22/44 (Call 04/22/44)	12	15,229
4.45%, 04/14/46 (Call 10/14/45)	485	640,287
4.60%, 07/17/45 (Call 01/17/45)	5	6,764
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	150	167,060
4.25%, 07/15/22(b)	5	5,306
4.45%, 01/15/22(b)	150	157,097
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 04/01/21)(b)	175	180,702
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	200	208,026

		37,038,504

Biotechnology — 0.3%
Advanz Pharma Corp. Ltd., 8.00%, 09/06/24 (Call 09/06/21)	16	15,838
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	40	41,746
2.20%, 02/21/27 (Call 12/21/26)	114	120,186
2.25%, 08/19/23 (Call 06/19/23)(d)	190	198,647

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.30%, 02/25/31 (Call 11/25/30)	$138	$143,143
2.45%, 02/21/30 (Call 11/21/29)	30	31,629
2.60%, 08/19/26 (Call 05/19/26)	339	367,235
2.65%, 05/11/22 (Call 04/11/22)	749	773,080
2.70%, 05/01/22 (Call 03/01/22)	5	5,152
2.77%, 09/01/53 (Call 03/01/53)(b)	333	316,743
3.13%, 05/01/25 (Call 02/01/25)	414	452,121
3.15%, 02/21/40 (Call 08/21/39)	230	241,951
3.20%, 11/02/27 (Call 08/02/27)	25	27,775
3.38%, 02/21/50 (Call 08/21/49)	484	514,308
3.63%, 05/15/22 (Call 02/15/22)	177	184,184
3.63%, 05/22/24 (Call 02/22/24)	490	536,472
3.88%, 11/15/21 (Call 08/15/21)	257	263,777
4.40%, 05/01/45 (Call 11/01/44)	407	498,001
4.56%, 06/15/48 (Call 12/15/47)	444	560,763
4.66%, 06/15/51 (Call 12/15/50)	848	1,096,464
4.95%, 10/01/41	240	314,808
5.15%, 11/15/41 (Call 05/15/41)	100	132,385
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	270	305,759
5.25%, 06/23/45 (Call 12/23/44)	142	190,885
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	439	444,926
3.15%, 05/01/50 (Call 11/01/49)	380	367,642
4.05%, 09/15/25 (Call 06/15/25)	437	496,567
5.20%, 09/15/45 (Call 03/15/45)	430	565,932
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	115	115,583
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	145	145,345
1.20%, 10/01/27 (Call 08/01/27)	150	149,322
1.65%, 10/01/30 (Call 07/01/30)	425	418,901
1.95%, 03/01/22 (Call 02/01/22)	88	89,578
2.50%, 09/01/23 (Call 07/01/23)	30	31,559
2.60%, 10/01/40 (Call 04/01/40)	195	188,824
2.80%, 10/01/50 (Call 04/01/50)	185	176,655
2.95%, 03/01/27 (Call 12/01/26)	312	340,545
3.25%, 09/01/22 (Call 07/01/22)	404	422,721
3.50%, 02/01/25 (Call 11/01/24)	115	126,530
3.65%, 03/01/26 (Call 12/01/25)	673	759,608
3.70%, 04/01/24 (Call 01/01/24)	625	680,000
4.15%, 03/01/47 (Call 09/01/46)	586	685,878
4.40%, 12/01/21 (Call 09/01/21)	76	78,564
4.50%, 02/01/45 (Call 08/01/44)	409	501,737
4.60%, 09/01/35 (Call 03/01/35)	175	222,023
4.75%, 03/01/46 (Call 09/01/45)	405	515,111
4.80%, 04/01/44 (Call 10/01/43)	374	475,765
5.65%, 12/01/41 (Call 06/01/41)	65	90,984
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	330	318,876
2.80%, 09/15/50 (Call 03/15/50)	325	304,427
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)(b)	410	408,167
1.75%, 09/02/27 (Call 07/02/27)(b)	35	34,817
2.20%, 09/02/30 (Call 06/02/30)(b)	250	246,860
3.30%, 09/02/40 (Call 03/02/40)(b)	50	48,993
3.55%, 09/02/50 (Call 03/02/50)(b)	65	62,110

		16,847,602

Security	Par (000)	Value

Building Materials — 0.2%
American Woodmark Corp., 4.88%, 03/15/26 (Call 03/15/21)(b)	$50	$50,807
BMC East LLC, 5.50%, 10/01/24 (Call 10/01/21)(b)	25	25,676
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	140	149,737
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	25	25,766
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(b)	110	115,908
6.75%, 06/01/27 (Call 06/01/22)(b)	168	180,153
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	198	203,795
2.24%, 02/15/25 (Call 01/15/25)(b)	269	281,283
2.49%, 02/15/27 (Call 12/15/26)(b)	288	302,360
2.70%, 02/15/31 (Call 11/15/30)(b)	25	26,202
3.38%, 04/05/40 (Call 10/05/39)(b)	218	231,058
3.58%, 04/05/50 (Call 10/05/49)(b)	434	468,308
Cemex SAB de CV
5.45%, 11/19/29 (Call 11/19/24)(c)(d)	200	211,478
5.70%, 01/11/25 (Call 01/11/21)(c)	450	460,908
Cornerstone Building Brands Inc.
6.13%, 01/15/29 (Call 09/15/23)(b)	105	107,362
8.00%, 04/15/26 (Call 04/15/21)(b)	90	93,505
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	40	43,976
3.95%, 04/04/28 (Call 01/04/28)(b)	250	285,160
4.50%, 04/04/48 (Call 10/04/47)(b)	255	296,578
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)	27	28,049
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(b)	100	105,830
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	305	336,574
4.00%, 09/21/23 (Call 08/21/23)	180	196,398
4.00%, 06/15/25 (Call 03/15/25)	20	22,584
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	180	188,649
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 07/17/21)(b)	200	137,608
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	200	213,972
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(b)	100	101,519
4.88%, 12/15/27 (Call 12/15/22)(b)	50	51,750
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	85	91,437
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(h)	97	105,153
3.90%, 02/14/26 (Call 11/14/25)	97	109,850
4.50%, 02/15/47 (Call 08/15/46)	225	276,415
4.63%, 07/02/44 (Call 01/02/44)	130	159,918
4.95%, 07/02/64 (Call 01/02/64)(h)	40	50,344
5.13%, 09/14/45 (Call 03/14/45)	13	17,015
6.00%, 01/15/36	44	58,756
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	285	283,749
LafargeHolcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	5	5,498
4.75%, 09/22/46 (Call 03/22/46)(b)	5	5,963
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	75	78,886
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/21)	40	40,944
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	50	55,194
3.50%, 12/15/27 (Call 09/15/27)	180	201,310
4.25%, 12/15/47 (Call 06/15/47)	215	243,533

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	$105	$116,728
4.38%, 04/01/26 (Call 01/01/26)	123	142,956
4.45%, 04/01/25 (Call 01/01/25)	215	245,954
4.50%, 05/15/47 (Call 11/15/46)	55	65,111
Masonite International Corp.
5.38%, 02/01/28 (Call 02/01/23)(b)	75	79,842
5.75%, 09/15/26 (Call 09/15/21)(b)	50	52,252
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(b)	61	64,517
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	127	137,103
3.88%, 06/01/30 (Call 03/01/30)	185	207,524
3.95%, 08/15/29 (Call 05/15/29)	90	101,192
4.20%, 12/01/24 (Call 09/01/24)	25	27,573
4.30%, 07/15/47 (Call 01/15/47)	175	193,858
4.40%, 01/30/48 (Call 07/30/47)	95	105,496
7.00%, 12/01/36	22	29,811
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/22)(b)	50	54,252
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/21)(b)	50	52,994
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	215	209,369
4.38%, 07/15/30 (Call 07/15/25)(b)	215	222,116
4.75%, 01/15/28 (Call 01/15/23)(b)	155	161,930
5.00%, 02/15/27 (Call 02/15/22)(b)	70	72,451
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/21)(b)	125	126,492
5.25%, 01/15/29 (Call 07/15/23)(b)	175	180,255
6.50%, 03/15/27 (Call 03/15/22)(b)	35	36,704
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/21)	34	34,987
US Concrete Inc., 5.13%, 03/01/29 (Call 03/01/23)(b)	115	117,062
Votorantim Cimentos International SA, 7.25%, 04/05/41(c)	200	255,838
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	75	84,188
4.50%, 04/01/25 (Call 01/01/25)	76	86,878
4.50%, 06/15/47 (Call 12/15/46)	140	165,217
4.70%, 03/01/48 (Call 09/01/47)	80	97,919

		10,255,487

Chemicals — 0.9%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	400	418,348
2.50%, 09/27/26 (Call 06/27/26)(b)	285	309,168
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	50	51,814
1.85%, 05/15/27 (Call 03/15/27)	185	193,035
2.05%, 05/15/30 (Call 02/15/30)	200	208,896
2.70%, 05/15/40 (Call 11/15/39)	100	104,989
2.80%, 05/15/50 (Call 11/15/49)	184	191,003
3.35%, 07/31/24 (Call 04/30/24)	135	147,153
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	5	5,490
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	111	121,275
5.45%, 12/01/44 (Call 06/01/44)	22	24,586
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (Call 08/15/29)	225	226,552
Alpek SAB de CV, 4.50%, 11/20/22(c)	400	417,020
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	63	66,223
6.88%, 05/15/43 (Call 02/15/43)	50	64,263
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)	150	157,314

Security	Par (000)	Value

Chemicals (continued)
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/21)	$21	$21,599
10.00%, 10/15/25 (Call 10/15/21)	100	105,537
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24(c)	400	415,224
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(c)	200	213,556
Braskem Finance Ltd., 6.45%, 02/03/24	450	481,644
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(c)	200	189,144
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(c)	200	192,488
4.50%, 01/31/30(c)	400	369,284
5.88%, 01/31/50(c)	200	186,240
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	25	25,873
4.00%, 07/01/29 (Call 04/01/29)	335	352,494
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	380	408,736
4.63%, 11/15/22	63	67,925
CF Industries Inc.
3.45%, 06/01/23	100	102,234
4.50%, 12/01/26(b)	205	240,260
4.95%, 06/01/43	150	179,550
5.15%, 03/15/34	140	164,234
5.38%, 03/15/44	125	153,810
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	125	122,836
6.63%, 05/15/23 (Call 05/15/21)	157	156,413
7.00%, 05/15/25 (Call 05/15/21)(d)	125	126,026
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28 (Call 03/01/28)(b)	100	110,430
5.13%, 04/01/25 (Call 03/01/25)(b)	50	58,464
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(c)	1,000	1,025,540
4.13%, 07/19/27(c)	400	430,528
4.63%, 03/14/23(c)	200	211,810
5.13%, 03/14/28(c)	950	1,073,291
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/21)(b)	150	139,030
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/21)(b)	155	145,709
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/21)(b)	81	74,691
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	335	365,746
3.63%, 05/15/26 (Call 03/15/26)	100	111,452
4.25%, 10/01/34 (Call 04/01/34)	350	403,728
4.38%, 11/15/42 (Call 05/15/42)	315	359,182
4.55%, 11/30/25 (Call 09/30/25)	55	63,791
4.63%, 10/01/44 (Call 04/01/44)	55	64,130
4.80%, 11/30/28 (Call 08/30/28)	270	324,972
4.80%, 05/15/49 (Call 11/15/48)	186	225,700
5.25%, 11/15/41 (Call 05/15/41)	124	154,881
5.55%, 11/30/48 (Call 05/30/48)	100	132,987
7.38%, 11/01/29	157	220,561
9.40%, 05/15/39	160	275,371
DuPont de Nemours Inc.
2.17%, 05/01/23	242	244,328
4.21%, 11/15/23 (Call 10/15/23)	779	856,425
4.49%, 11/15/25 (Call 09/25/25)	335	386,392

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.73%, 11/15/28 (Call 08/15/28)	$597	$715,367
5.32%, 11/15/38 (Call 05/15/38)	235	304,254
5.42%, 11/15/48 (Call 05/15/48)	429	579,099
Eastman Chemical Co.
3.50%, 12/01/21	490	504,705
3.60%, 08/15/22 (Call 05/15/22)	411	430,161
3.80%, 03/15/25 (Call 12/15/24)	120	131,804
4.50%, 12/01/28 (Call 09/01/28)	155	181,004
4.65%, 10/15/44 (Call 04/15/44)	140	165,872
4.80%, 09/01/42 (Call 03/01/42)	130	157,299
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	300	292,617
2.13%, 08/15/50 (Call 02/15/50)	300	269,250
2.38%, 08/10/22 (Call 07/10/22)	160	165,421
2.70%, 11/01/26 (Call 08/01/26)	105	116,583
3.25%, 01/14/23 (Call 11/19/22)	215	226,982
3.25%, 12/01/27 (Call 09/01/27)	99	111,218
3.95%, 12/01/47 (Call 06/01/47)	190	233,998
5.50%, 12/08/41	84	118,710
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	335	347,114
2.30%, 07/15/30 (Call 04/15/30)	415	433,970
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	155	153,018
Equate Petrochemical BV, 4.25%, 11/03/26(c)	400	427,612
Eurochem Finance DAC, 5.50%, 03/13/24(c)	200	218,516
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	130	142,858
3.45%, 10/01/29 (Call 07/01/29)	75	83,272
3.95%, 02/01/22 (Call 11/01/21)	190	195,451
4.50%, 10/01/49 (Call 04/01/49)	110	133,527
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(b)	150	153,849
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	125	127,275
4.25%, 10/15/28 (Call 10/15/23)	20	20,345
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(b)	50	51,902
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	239	267,788
5.13%, 11/15/22 (Call 08/15/22)	75	80,362
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(b)(c)	138	176,472
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	95	101,607
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/21)(b)	200	202,836
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(b)	60	60,941
4.50%, 02/01/26 (Call 02/01/21)(b)	50	50,952
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(b)	50	53,500
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	48	50,012
4.38%, 06/01/47 (Call 12/01/46)	265	300,582
4.45%, 09/26/28 (Call 06/26/28)	85	99,444
5.00%, 09/26/48 (Call 03/26/48)	105	131,690
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/21)(b)	75	77,368
LG Chem Ltd., 3.63%, 04/15/29(c)	200	219,934
Linde Inc.
2.65%, 02/05/25 (Call 11/05/24)	410	440,889
3.20%, 01/30/26 (Call 10/30/25)	14	15,604

Security	Par (000)	Value

Chemicals (continued)
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	$210	$202,805
2.00%, 08/10/50 (Call 02/10/50)	355	314,860
2.20%, 08/15/22 (Call 05/15/22)	60	61,651
3.55%, 11/07/42 (Call 05/07/42)	70	81,439
Lubrizol Corp. (The), 6.50%, 10/01/34	75	116,347
LYB International Finance BV
4.00%, 07/15/23	290	314,171
4.88%, 03/15/44 (Call 09/15/43)	214	251,212
5.25%, 07/15/43	10	12,274
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	275	302,717
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	90	90,235
2.25%, 10/01/30 (Call 07/01/30)	270	269,455
3.38%, 10/01/40 (Call 04/01/40)	225	223,096
3.63%, 04/01/51 (Call 04/01/50)	325	324,730
3.80%, 10/01/60 (Call 04/01/60)	180	173,261
4.20%, 10/15/49 (Call 04/15/49)	160	174,006
4.20%, 05/01/50 (Call 11/01/49)	350	381,073
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	120	133,769
5.75%, 04/15/24 (Call 01/15/24)	260	297,801
MEGlobal Canada ULC
5.88%, 05/18/30(b)	200	238,326
5.88%, 05/18/30(c)	400	476,652
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	5	5,036
5.13%, 10/15/27 (Call 04/15/27)	135	137,238
5.25%, 12/15/29 (Call 09/15/29)	205	207,610
5.65%, 12/01/44 (Call 06/01/44)	75	71,992
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	115	118,513
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	210	219,339
3.75%, 11/15/21 (Call 08/15/21)	27	27,602
4.05%, 11/15/27 (Call 08/15/27)	240	265,781
4.25%, 11/15/23 (Call 08/15/23)	345	375,018
4.88%, 11/15/41 (Call 05/15/41)	65	68,660
5.45%, 11/15/33 (Call 05/15/33)	54	63,379
5.63%, 11/15/43 (Call 05/15/43)	215	252,995
Neon Holdings Inc., 10.13%, 04/01/26 (Call 04/01/22)(b)	75	80,021
NewMarket Corp., 4.10%, 12/15/22	65	69,279
Nouryon Holding BV, 8.00%, 10/01/26 (Call 10/01/21)(b)	150	158,254
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	80	80,994
Nutrien Ltd.
1.90%, 05/13/23	25	25,817
2.95%, 05/13/30 (Call 02/13/30)	10	10,841
3.00%, 04/01/25 (Call 01/01/25)	167	180,327
3.15%, 10/01/22 (Call 07/01/22)	220	229,313
3.38%, 03/15/25 (Call 12/15/24)	90	98,885
3.63%, 03/15/24 (Call 12/15/23)	35	38,100
3.95%, 05/13/50 (Call 11/13/49)	5	5,715
4.00%, 12/15/26 (Call 09/15/26)	203	235,439
4.13%, 03/15/35 (Call 09/15/34)	51	58,502
4.20%, 04/01/29 (Call 01/01/29)	154	181,427
4.90%, 06/01/43 (Call 12/01/42)	74	90,358
5.00%, 04/01/49 (Call 10/01/48)	222	289,928
5.25%, 01/15/45 (Call 07/15/44)	165	209,359

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.63%, 12/01/40	$60	$78,031
5.88%, 12/01/36	40	51,624
6.13%, 01/15/41 (Call 07/15/40)	110	150,194
Nutrition & Biosciences Inc.
0.70%, 09/15/22(b)	335	335,680
1.23%, 10/01/25 (Call 09/01/25)(b)	1,150	1,150,092
1.83%, 10/15/27 (Call 08/15/27)(b)	1,200	1,203,528
2.30%, 11/01/30 (Call 08/01/30)(b)	890	896,408
3.47%, 12/01/50 (Call 06/01/50)(b)	345	353,615
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)	200	202,556
OCP SA
4.50%, 10/22/25(c)	400	423,768
5.63%, 04/25/24(c)	400	434,932
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	95	95,705
5.13%, 09/15/27 (Call 03/15/22)	125	127,935
5.63%, 08/01/29 (Call 08/01/24)	155	160,028
9.50%, 06/01/25 (Call 03/01/25)(b)	100	118,271
Orbia Advance Corp. SAB de CV
4.00%, 10/04/27 (Call 07/04/27)(c)	200	215,086
5.50%, 01/15/48 (Call 07/15/47)(c)	200	225,048
5.88%, 09/17/44(c)	200	232,830
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	330	349,708
2.80%, 08/15/29 (Call 05/15/29)	142	153,080
3.20%, 03/15/23 (Call 02/15/23)	60	63,646
3.75%, 03/15/28 (Call 12/15/27)(d)	163	195,934
PQ Corp., 5.75%, 12/15/25 (Call 12/15/20)(b)	50	51,588
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/21)(b)	75	74,133
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/21)(b)	75	54,743
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	74	76,384
3.75%, 03/15/27 (Call 12/15/26)	205	224,602
4.25%, 01/15/48 (Call 07/15/47)	90	93,910
4.55%, 03/01/29 (Call 12/01/28)	75	86,266
5.25%, 06/01/45 (Call 12/01/44)	55	65,006
SABIC Capital II BV
4.00%, 10/10/23(c)	200	214,980
4.50%, 10/10/28(c)	200	235,576
Sasol Financing International Ltd., 4.50%, 11/14/22	200	194,224
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	475	456,518
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	160	166,272
2.95%, 08/15/29 (Call 05/15/29)	195	213,550
3.13%, 06/01/24 (Call 04/01/24)	247	266,953
3.45%, 08/01/25 (Call 05/01/25)	170	187,940
3.45%, 06/01/27 (Call 03/01/27)	304	341,255
3.80%, 08/15/49 (Call 02/15/49)	180	205,488
4.00%, 12/15/42 (Call 06/15/42)	45	50,186
4.50%, 06/01/47 (Call 12/01/46)	241	301,462
4.55%, 08/01/45 (Call 02/01/45)	105	127,669
Sociedad Quimica y Minera de Chile SA, 4.25%, 01/22/50 (Call 07/22/49)(c)	200	219,560
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	20	22,851
SPCM SA, 4.88%, 09/15/25 (Call 09/15/21)(b)	200	206,354

Security	Par (000)	Value

Chemicals (continued)
Syngenta Finance NV
3.13%, 03/28/22	$400	$407,488
4.44%, 04/24/23 (Call 03/24/23)(b)	505	533,679
4.89%, 04/24/25 (Call 02/24/25)(b)	365	395,029
5.18%, 04/24/28 (Call 01/24/28)(b)	550	601,815
5.68%, 04/24/48 (Call 10/24/47)(b)	10	11,123
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(b)	130	110,521
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/21)(b)	196	198,967
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/21)(b)	75	74,890
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(b)	135	142,386
6.50%, 04/15/26 (Call 04/15/21)(b)	125	126,860
Valvoline Inc.
4.25%, 02/15/30 (Call 02/15/25)(b)	95	96,985
4.38%, 08/15/25 (Call 08/15/21)	145	149,148
Venator Finance Sarl/Venator Materials LLC
5.75%, 07/15/25 (Call 07/15/21)(b)	50	43,203
9.50%, 07/01/25 (Call 07/08/22)(b)	50	52,931
Westlake Chemical Corp.
3.38%, 06/15/30 (Call 03/15/30)	150	160,206
3.60%, 08/15/26 (Call 05/15/26)	133	146,023
4.38%, 11/15/47 (Call 05/15/47)	125	133,591
5.00%, 08/15/46 (Call 02/15/46)	120	140,792
WR Grace & Co.-Conn, 5.63%, 10/01/24(b)	25	26,941
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/12/23)(b)	160	166,742
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	70	74,726
4.75%, 06/01/28 (Call 03/01/28)(b)	150	174,798

		47,584,024

Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/21)(b)	70	49,401
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(c)	200	212,070
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 11/15/21)(b)	50	27,368
Korea Resources Corp., 3.00%, 04/24/22(c)	200	205,756
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(b)	50	44,631
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/21)(b)	75	34,291
6.38%, 03/31/25 (Call 03/31/21)(b)	75	23,107
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/21)(b)	115	102,925
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(b)	35	34,982

		734,531

Commercial Services — 0.5%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/20)(b)	54	38,958
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27)(c)	200	200,622
4.20%, 08/04/27 (Call 02/04/27)(c)	200	202,132
ADT Security Corp. (The)
3.50%, 07/15/22	175	178,012
4.13%, 06/15/23	125	129,930
4.88%, 07/15/32(b)	175	180,183
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/21)(b)	75	48,266

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(b)	$265	$277,527
9.75%, 07/15/27 (Call 07/15/22)(b)	175	187,141
American University (The), Series 2019, 3.67%, 04/01/49	57	61,021
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	15	15,019
4.63%, 10/01/27 (Call 10/01/22)(b)	110	112,478
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/21)(b)	75	45,973
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(b)	140	146,618
7.63%, 09/01/23 (Call 09/01/21)	69	69,558
7.88%, 12/01/22 (Call 12/01/20)	150	149,800
8.50%, 11/01/24 (Call 05/01/21)	40	42,239
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	110	113,150
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/21)(b)	200	205,280
4.25%, 11/01/29 (Call 11/01/24)(b)	220	234,687
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	800	781,256
3.38%, 09/15/25 (Call 06/15/25)	304	342,304
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/21)(b)	100	95,294
5.75%, 07/15/27 (Call 07/15/22)(b)	135	127,117
6.38%, 04/01/24 (Call 04/01/21)(b)	75	73,121
10.50%, 05/15/25 (Call 05/15/22)(b)	60	69,133
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	254	288,298
5.50%, 11/01/22 (Call 05/01/22)	84	89,641
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(b)	125	128,199
5.50%, 07/15/25 (Call 06/18/22)(b)	75	77,920
California Institute of Technology
3.65%, 09/01/19 (Call 03/01/19)	131	133,988
4.32%, 08/01/45	10	12,902
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(b)	90	96,348
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/21)(b)	60	60,527
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(b)	75	78,804
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(b)	150	148,947
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	620	641,427
3.25%, 06/01/22 (Call 03/01/22)	427	442,513
3.70%, 04/01/27 (Call 01/01/27)	365	416,509
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	115	153,426
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(c)	250	268,990
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	10	10,287
DP World Crescent Ltd.
3.88%, 07/18/29(c)	400	417,844
4.85%, 09/26/28(c)	800	892,352
DP World PLC
4.70%, 09/30/49 (Call 03/30/49)(c)	200	203,968
5.63%, 09/25/48(c)	200	228,600
6.85%, 07/02/37(b)	420	527,436
Duke University
Series 2020, 2.68%, 10/01/44	15	15,266
Series 2020, 2.76%, 10/01/50	10	10,309
Series 2020, 2.83%, 10/01/55	251	257,790

Security	Par (000)	Value

Commercial Services (continued)
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	$340	$362,596
2.60%, 12/15/25 (Call 11/15/25)	60	64,322
3.10%, 05/15/30 (Call 02/15/30)	10	10,805
3.30%, 12/15/22 (Call 09/15/22)	67	70,265
3.95%, 06/15/23 (Call 05/15/23)	40	43,212
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	25	26,254
3.30%, 10/15/22(b)	10	10,487
3.30%, 12/01/26 (Call 09/01/26)(b)	13	14,211
3.80%, 11/01/25 (Call 08/01/25)(b)	200	222,138
3.85%, 11/15/24 (Call 08/15/24)(b)	100	109,931
4.20%, 11/01/46 (Call 05/01/46)(b)	155	177,120
5.63%, 03/15/42(b)	224	291,903
7.00%, 10/15/37(b)	160	233,722
Experian Finance PLC, 4.25%, 02/01/29 (Call 11/01/28)(b)	200	234,906
Ford Foundation (The), Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	45	44,693
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(b)	100	98,322
9.50%, 11/01/27 (Call 11/01/22)(b)	127	136,384
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(b)	155	158,523
4.50%, 07/01/28 (Call 07/01/23)(b)	145	151,328
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(c)	200	197,946
George Washington University (The)
4.87%, 09/15/45	30	38,761
Series 2014, 4.30%, 09/15/44	22	26,077
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	95	111,539
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	38	36,328
Series A, 5.22%, 12/31/99 (Call 04/01/18)	15	19,281
Series B, 4.32%, 04/01/49 (Call 10/01/48)	25	29,690
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/24)	284	300,543
2.90%, 05/15/30 (Call 02/15/30)	270	286,427
3.20%, 08/15/29 (Call 05/15/29)	104	112,828
4.00%, 06/01/23 (Call 05/01/23)	100	108,006
4.15%, 08/15/49 (Call 02/15/49)	55	63,269
4.45%, 06/01/28 (Call 03/01/28)	40	46,492
4.80%, 04/01/26 (Call 01/01/26)	217	253,287
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(b)	35	36,697
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	175	179,933
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	159	171,396
4.00%, 03/01/26 (Call 12/01/25)(b)	148	164,545
4.13%, 08/01/23 (Call 07/01/23)	335	363,947
4.25%, 05/01/29 (Call 02/01/29)	169	194,188
4.75%, 02/15/25 (Call 11/15/24)(b)	172	193,995
4.75%, 08/01/28 (Call 05/01/28)	220	258,632
5.00%, 11/01/22 (Call 08/01/22)(b)	108	115,612
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/05/22)(b)	140	144,728
5.00%, 06/15/28 (Call 06/15/23)(b)	145	151,046
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	25	32,403
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	50	50,720
Laureate Education Inc., 8.25%, 05/01/25 (Call 04/26/21)(b)	125	133,139

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	$5	$5,050
2.41%, 06/01/50 (Call 12/01/49)	150	148,843
3.65%, 05/01/48 (Call 11/01/47)	55	67,143
Massachusetts Institute of Technology
4.68%, 12/31/99	195	271,865
5.60%, 12/31/99	210	351,628
Series F, 2.99%, 07/01/50 (Call 01/01/50)	50	56,261
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 11/16/20)(b)(d)	75	62,507
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	120	125,386
3.25%, 01/15/28 (Call 10/15/27)	223	250,735
3.25%, 05/20/50 (Call 11/20/49)	60	62,545
3.75%, 03/24/25 (Call 02/24/25)	10	11,216
4.25%, 02/01/29 (Call 11/01/28)	20	23,805
4.50%, 09/01/22 (Call 06/01/22)	44	46,835
4.88%, 02/15/24 (Call 11/15/23)	104	116,763
4.88%, 12/17/48 (Call 06/17/48)	15	20,261
5.25%, 07/15/44	160	214,958
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(b)	200	196,550
Nielsen Co Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/21)(b)(d)	100	102,573
5.50%, 10/01/21 (Call 11/30/20)(b)	12	12,025
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/21)(b)	117	117,140
5.63%, 10/01/28 (Call 10/01/23)(b)	35	36,102
5.88%, 10/01/30 (Call 10/01/25)(b)	235	246,907
Northeastern University, Series 2020, 2.89%, 10/01/50	25	24,855
Northwestern University
4.64%, 12/01/44	165	214,554
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	50	59,379
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	10	10,260
PayPal Holdings Inc.
1.35%, 06/01/23	195	199,296
1.65%, 06/01/25 (Call 05/01/25)	200	206,712
2.20%, 09/26/22	103	106,522
2.30%, 06/01/30 (Call 03/01/30)	250	262,372
2.40%, 10/01/24 (Call 09/01/24)	617	654,495
2.65%, 10/01/26 (Call 08/01/26)	133	144,641
2.85%, 10/01/29 (Call 07/01/29)	264	288,531
3.25%, 06/01/50 (Call 12/01/49)	235	254,940
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	78	79,167
3.15%, 07/15/46 (Call 01/15/46)	125	141,957
3.30%, 07/15/56 (Call 01/15/56)	200	236,036
6.50%, 01/15/39(b)	15	23,949
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	125	120,692
5.25%, 04/15/24(b)	140	146,397
5.75%, 04/15/26(b)	255	271,611
6.25%, 01/15/28 (Call 01/15/23)(b)	255	257,637
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	220	235,015
8.25%, 11/15/26 (Call 11/15/21)(b)	265	287,941
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	50	53,254
4.00%, 03/18/29 (Call 12/18/28)	158	182,872

Security	Par (000)	Value

Commercial Services (continued)
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/21)(b)	$75	$77,046
Rockefeller Foundation (The), 2.49%, 10/01/50 (Call 04/01/50)	64	64,042
RR Donnelley & Sons Co.
6.00%, 04/01/24(d)	1	858
8.25%, 07/01/27 (Call 07/01/23)	88	89,956
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	165	160,839
2.30%, 08/15/60 (Call 02/15/60)	60	53,481
2.50%, 12/01/29 (Call 09/01/29)	125	134,494
2.95%, 01/22/27 (Call 10/22/26)	60	66,200
3.25%, 12/01/49 (Call 06/01/49)	228	254,699
4.00%, 06/15/25 (Call 03/15/25)	115	130,830
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(b)	150	147,126
7.38%, 09/01/25 (Call 09/01/22)(b)	175	178,302
9.25%, 04/15/25 (Call 03/16/25)(b)	120	132,828
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	140	141,940
4.63%, 12/15/27 (Call 12/15/22)	100	105,773
5.13%, 06/01/29 (Call 06/01/24)	175	191,371
7.50%, 04/01/27	25	29,946
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(b)	100	102,638
Shanghai Port Group BVI Development Co. Ltd.
2.40%, 09/11/24(c)	400	413,072
3.38%, 06/18/29(c)	300	323,865
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(b)	15	15,162
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(b)(d)	200	204,454
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/21)(b)(d)	115	70,763
TMS International Holding Corp., 7.25%, 08/15/25 (Call 08/15/21)(b)	65	61,452
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	10	10,903
Trustees of Boston College, 3.13%, 07/01/52	5	5,320
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	30	38,388
Trustees of Princeton University (The)
5.70%, 03/01/39	20	29,683
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	183	188,331
Trustees of the University of Pennsylvania (The), 3.61%, 02/15/19 (Call 08/15/18)	135	141,780
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	115	119,252
3.88%, 02/15/31 (Call 08/15/25)	240	242,834
4.00%, 07/15/30 (Call 07/15/25)	150	152,952
4.88%, 01/15/28 (Call 01/15/23)	300	315,048
5.25%, 01/15/30 (Call 01/15/25)	135	146,367
5.50%, 05/15/27 (Call 05/15/22)	205	218,075
5.88%, 09/15/26 (Call 09/15/21)	178	187,336
University of Chicago (The)
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	25	24,708
Series C, 2.55%, 04/01/50 (Call 10/01/49)	46	44,071
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	25	28,541
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	205	230,445

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	$10	$10,407
3.03%, 10/01/39	426	455,049
Series A, 3.23%, 10/01/20 (Call 04/01/20)	15	14,623
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	145	160,556
4.00%, 06/15/25 (Call 03/15/25)	94	106,002
4.13%, 03/15/29 (Call 12/15/28)	147	173,495
5.50%, 06/15/45 (Call 12/15/44)	70	96,596
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	145	155,863
WEX Inc., 4.75%, 02/01/23 (Call 02/01/21)(b)	50	50,102
William Marsh Rice University
3.57%, 05/15/45	30	35,042
3.77%, 05/15/55	25	31,514
WW International Inc., 8.63%, 12/01/25 (Call 12/01/20)(b)	50	52,247
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	10	10,065
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	125	123,609

		29,772,211

Computers — 0.7%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	718	715,839
0.75%, 05/11/23	185	186,791
1.13%, 05/11/25 (Call 04/11/25)	329	335,188
1.25%, 08/20/30 (Call 05/20/30)	400	394,884
1.65%, 05/11/30 (Call 02/11/30)	680	695,572
1.70%, 09/11/22	210	215,460
1.80%, 09/11/24 (Call 08/11/24)	160	167,182
2.05%, 09/11/26 (Call 07/11/26)	693	738,142
2.10%, 09/12/22 (Call 08/12/22)	88	90,799
2.15%, 02/09/22	15	15,357
2.20%, 09/11/29 (Call 06/11/29)	460	491,367
2.30%, 05/11/22 (Call 04/11/22)	35	35,998
2.40%, 01/13/23 (Call 12/13/22)	30	31,294
2.40%, 05/03/23	300	315,075
2.40%, 08/20/50 (Call 06/20/50)	250	243,613
2.45%, 08/04/26 (Call 05/04/26)	361	391,075
2.50%, 02/09/22 (Call 01/09/22)	270	277,033
2.50%, 02/09/25	242	260,373
2.55%, 08/20/60 (Call 02/20/60)	300	290,949
2.65%, 05/11/50 (Call 11/11/49)	537	545,506
2.70%, 05/13/22	105	108,847
2.75%, 01/13/25 (Call 11/13/24)	335	362,631
2.85%, 02/23/23 (Call 12/23/22)	250	263,168
2.85%, 05/11/24 (Call 03/11/24)	561	602,391
2.90%, 09/12/27 (Call 06/12/27)	641	713,619
2.95%, 09/11/49 (Call 03/11/49)	398	426,835
3.00%, 02/09/24 (Call 12/09/23)	665	714,057
3.00%, 06/20/27 (Call 03/20/27)	538	601,032
3.00%, 11/13/27 (Call 08/13/27)	399	447,056
3.20%, 05/13/25	185	205,380
3.20%, 05/11/27 (Call 02/11/27)	494	556,264
3.25%, 02/23/26 (Call 11/23/25)	478	534,390
3.35%, 02/09/27 (Call 11/09/26)	523	592,182
3.45%, 05/06/24	335	368,205
3.45%, 02/09/45	397	464,248
3.75%, 09/12/47 (Call 03/12/47)	112	135,981
3.75%, 11/13/47 (Call 05/13/47)	320	388,493
3.85%, 05/04/43	377	462,790

Security	Par (000)	Value

Computers (continued)
3.85%, 08/04/46 (Call 02/04/46)	$298	$366,027
4.25%, 02/09/47 (Call 08/09/46)	228	298,869
4.38%, 05/13/45	440	581,240
4.45%, 05/06/44	313	417,044
4.50%, 02/23/36 (Call 08/23/35)	217	287,193
4.65%, 02/23/46 (Call 08/23/45)	544	742,179
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	290	304,755
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	120	122,459
Dell Inc.
5.40%, 09/10/40	50	53,612
6.50%, 04/15/38	75	89,841
7.10%, 04/15/28(d)	75	95,184
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	235	255,170
4.90%, 10/01/26 (Call 08/01/26)(b)	60	68,324
5.30%, 10/01/29 (Call 07/01/29)(b)	655	759,355
5.45%, 06/15/23 (Call 04/15/23)(b)	805	885,186
5.85%, 07/15/25 (Call 06/15/25)(b)	50	58,674
6.02%, 06/15/26 (Call 03/15/26)(b)	499	591,375
6.10%, 07/15/27 (Call 05/15/27)(b)	57	67,714
6.20%, 07/15/30 (Call 04/15/30)(b)	253	308,103
7.13%, 06/15/24 (Call 06/15/21)(b)	250	259,085
8.10%, 07/15/36 (Call 01/15/36)(b)	332	448,970
8.35%, 07/15/46 (Call 01/15/46)(b)	242	328,764
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/21)(d)	70	63,698
9.38%, 07/15/25 (Call 07/15/22)(b)	215	228,450
DXC Technology Co.
4.00%, 04/15/23	15	15,862
4.25%, 04/15/24 (Call 02/15/24)	190	204,273
4.75%, 04/15/27 (Call 01/15/27)	197	219,787
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	195	199,025
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(b)	64	64,650
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/14/21)(b)(d)	150	44,373
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	29	31,432
3.70%, 04/01/22 (Call 03/01/22)	175	179,037
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	525	534,901
2.25%, 04/01/23 (Call 03/01/23)	300	310,326
3.50%, 10/05/21 (Call 09/05/21)	45	46,171
4.40%, 10/15/22 (Call 08/15/22)	489	521,347
4.45%, 10/02/23 (Call 09/02/23)	135	149,022
4.90%, 10/15/25 (Call 07/15/25)	215	246,992
6.20%, 10/15/35 (Call 04/15/35)	145	179,459
6.35%, 10/15/45 (Call 04/15/45)	315	403,099
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	270	282,895
3.00%, 06/17/27 (Call 04/17/27)	95	101,959
3.40%, 06/17/30 (Call 03/17/30)	315	335,261
4.05%, 09/15/22	335	356,299
6.00%, 09/15/41	170	206,922
IBM Credit LLC
3.00%, 02/06/23	140	148,044
3.60%, 11/30/21	549	568,264
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	520	532,485
1.88%, 08/01/22	100	102,595

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
1.95%, 05/15/30 (Call 02/15/30)	$740	$753,009
2.50%, 01/27/22	50	51,333
2.85%, 05/13/22	60	62,281
2.85%, 05/15/40 (Call 11/15/39)	40	41,354
2.88%, 11/09/22	177	185,806
2.95%, 05/15/50 (Call 11/15/49)	115	116,012
3.00%, 05/15/24	685	740,458
3.30%, 05/15/26	170	190,936
3.30%, 01/27/27	100	111,749
3.38%, 08/01/23	320	345,440
3.45%, 02/19/26	710	799,254
3.50%, 05/15/29	350	400,134
3.63%, 02/12/24	509	557,055
4.00%, 06/20/42	155	183,684
4.15%, 05/15/39	300	365,103
4.25%, 05/15/49	710	876,949
4.70%, 02/19/46	230	304,260
5.60%, 11/30/39	105	147,407
5.88%, 11/29/32	8	11,360
6.22%, 08/01/27	25	32,461
7.00%, 10/30/25	5	6,458
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(b)	300	297,258
3.63%, 05/15/25 (Call 04/15/25)(b)	10	11,072
Lenovo Group Ltd.
3.88%, 03/16/22(c)	200	205,988
4.75%, 03/29/23(c)	200	211,024
5.88%, 04/24/25(c)	200	226,872
MTS Systems Corp., 5.75%, 08/15/27 (Call 08/15/22)(b)	75	75,992
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(b)	115	114,426
5.25%, 10/01/30 (Call 10/01/25)(b)	95	94,354
5.75%, 09/01/27 (Call 09/01/22)(b)	115	118,547
6.13%, 09/01/29 (Call 09/01/24)(b)	125	131,898
8.13%, 04/15/25 (Call 04/15/22)(b)	50	54,975
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	290	299,837
2.70%, 06/22/30 (Call 03/22/30)	10	10,253
3.30%, 09/29/24 (Call 07/29/24)	210	227,615
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(b)	70	71,904
8.25%, 02/01/28 (Call 02/01/23)(b)	80	84,888
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	70	73,326
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	311	337,252
4.13%, 01/15/31 (Call 10/15/30)(b)	100	108,302
4.75%, 06/01/23	81	87,299
4.88%, 03/01/24 (Call 01/01/24)	108	117,819
4.88%, 06/01/27 (Call 03/01/27)	109	121,836
5.75%, 12/01/34 (Call 06/01/34)	140	159,992
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(b)	30	31,407
6.75%, 06/01/25 (Call 06/01/21)(b)	215	218,221
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	15	15,503
Vericast Corp.
8.38%, 08/15/22 (Call 02/15/21)(b)	150	147,422
9.25%, 03/01/21 (Call 11/27/20)(b)	25	25,051

Security	Par (000)	Value

Computers (continued)
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 12/20/20)(b)(d)	$58	$59,003
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	430	462,972

		38,535,628

Cosmetics & Personal Care — 0.1%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/21)(b)	49	49,965
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/21)(b)	75	76,477
Avon Products Inc.
7.00%, 03/15/23	175	188,225
8.95%, 03/15/43	50	63,983
Colgate-Palmolive Co.
2.10%, 05/01/23	20	20,871
2.25%, 11/15/22	378	393,218
3.70%, 08/01/47 (Call 02/01/47)	180	234,589
4.00%, 08/15/45	240	316,255
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	85	66,465
Edgewell Personal Care Co.
4.70%, 05/24/22	75	77,384
5.50%, 06/01/28 (Call 06/01/23)(b)	190	199,627
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	202	212,674
2.38%, 12/01/29 (Call 09/01/29)	110	118,174
3.13%, 12/01/49 (Call 06/01/49)	133	147,066
3.15%, 03/15/27 (Call 12/15/26)	57	63,747
4.15%, 03/15/47 (Call 09/15/46)	55	68,677
4.38%, 06/15/45 (Call 12/15/44)	157	200,812
Procter & Gamble Co. (The)
0.55%, 10/29/25	555	553,185
1.20%, 10/29/30	700	693,749
2.15%, 08/11/22	251	259,353
2.30%, 02/06/22	195	199,953
2.45%, 11/03/26	198	217,170
2.70%, 02/02/26	15	16,536
3.00%, 03/25/30	500	574,625
3.10%, 08/15/23	85	91,587
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 08/01/21)	50	4,952
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	325	323,131
2.00%, 07/28/26	100	106,282
2.13%, 09/06/29 (Call 06/06/29)	5	5,284
2.60%, 05/05/24 (Call 03/05/24)	215	228,949
3.00%, 03/07/22	190	196,857
3.10%, 07/30/25	35	38,864
3.25%, 03/07/24 (Call 02/07/24)	115	124,891
3.50%, 03/22/28 (Call 12/22/27)	190	219,441
5.90%, 11/15/32	517	753,719

		7,106,737

Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(b)	105	106,770
5.88%, 05/15/26 (Call 05/15/21)(b)	75	77,914
Avient Corp.
5.25%, 03/15/23	100	107,430
5.75%, 05/15/25 (Call 05/15/22)(b)	185	194,333

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/21)(b)(e)	$50	$50,818
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(b)	125	127,865
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(b)	482	574,737
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(b)	100	101,319
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/21)	150	155,481
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/21)(b)	130	135,990
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(b)	75	78,721
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(b)	150	152,161
Li & Fung Ltd., 4.38%, 10/04/24 (Call 09/04/24)(c)	200	202,224
Performance Food Group Inc.
5.50%, 06/01/24 (Call 06/01/21)(b)	125	125,582
5.50%, 10/15/27 (Call 10/15/22)(b)	205	210,125
6.88%, 05/01/25 (Call 05/01/22)(b)	110	116,449
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(b)	60	58,176
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(b)	67	69,455
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(b)	100	77,885
9.00%, 11/15/26 (Call 11/15/22)(b)	150	114,464
13.13%, 11/15/27 (Call 11/15/22)(b)	100	69,009
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	15	15,655
3.75%, 05/15/46 (Call 11/15/45)	50	56,228
4.20%, 05/15/47 (Call 11/15/46)	130	158,488
4.60%, 06/15/45 (Call 12/15/44)	297	380,900

		3,518,179

Diversified Financial Services — 1.4%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(b)	10	10,046
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)	150	118,749
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	180	177,932
3.50%, 01/15/25 (Call 11/15/24)	200	197,514
3.65%, 07/21/27 (Call 04/21/27)	230	217,366
3.88%, 01/23/28 (Call 10/23/27)	193	182,532
3.95%, 02/01/22 (Call 01/01/22)	450	457,663
4.45%, 10/01/25 (Call 08/01/25)	265	269,105
4.45%, 04/03/26 (Call 02/03/26)	8	8,062
4.63%, 07/01/22	210	217,650
4.63%, 10/15/27 (Call 08/15/27)	85	84,568
4.88%, 01/16/24 (Call 12/16/23)	20	20,923
6.50%, 07/15/25 (Call 06/15/25)	10	11,006
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	50	53,093
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	110	107,806
Air Lease Corp.
2.25%, 01/15/23	187	188,350
2.30%, 02/01/25 (Call 01/01/25)	73	71,727
2.63%, 07/01/22 (Call 06/01/22)	143	144,865
2.75%, 01/15/23 (Call 12/15/22)	180	182,786
3.00%, 09/15/23 (Call 07/15/23)	215	219,192
3.00%, 02/01/30 (Call 11/01/29)	203	189,842
3.25%, 03/01/25 (Call 01/01/25)	212	215,581
3.25%, 10/01/29 (Call 07/01/29)	173	164,762
3.38%, 07/01/25 (Call 06/01/25)	30	30,590

Security	Par (000)	Value

Diversified Financial Services (continued)
3.50%, 01/15/22	$85	$86,833
3.63%, 04/01/27 (Call 01/01/27)	118	117,763
3.63%, 12/01/27 (Call 09/01/27)	195	194,226
3.75%, 02/01/22 (Call 12/01/21)	30	30,691
3.75%, 06/01/26 (Call 04/01/26)	170	174,267
3.88%, 07/03/23 (Call 06/03/23)	61	63,693
4.25%, 09/15/24 (Call 06/15/24)	270	283,781
4.63%, 10/01/28 (Call 07/01/28)	115	121,017
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	170	167,338
4.25%, 06/15/26 (Call 04/15/26)	119	112,152
4.40%, 09/25/23 (Call 08/25/23)	255	256,561
5.00%, 04/01/23	155	158,043
5.25%, 08/11/25 (Call 07/11/25)(b)	615	610,271
5.50%, 02/15/22	295	303,062
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	135	136,224
3.05%, 06/05/23 (Call 05/05/23)	5	5,230
3.88%, 05/21/24 (Call 04/21/24)	271	291,206
4.13%, 02/13/22	115	119,754
4.63%, 05/19/22	90	94,979
4.63%, 03/30/25	285	318,733
5.13%, 09/30/24	125	140,811
5.75%, 11/20/25 (Call 10/20/25)	226	256,847
5.80%, 05/01/25 (Call 04/01/25)	25	29,169
8.00%, 11/01/31	656	901,665
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	189	195,513
2.50%, 07/30/24 (Call 06/29/24)	160	170,050
2.65%, 12/02/22	164	171,574
2.75%, 05/20/22 (Call 04/19/22)	132	136,575
3.00%, 10/30/24 (Call 09/29/24)	115	124,508
3.13%, 05/20/26 (Call 04/20/26)	314	350,022
3.40%, 02/27/23 (Call 01/27/23)	282	300,341
3.40%, 02/22/24 (Call 01/22/24)	805	872,773
3.63%, 12/05/24 (Call 11/04/24)	220	242,785
3.70%, 11/05/21 (Call 10/05/21)	308	317,619
3.70%, 08/03/23 (Call 07/03/23)	638	692,447
4.05%, 12/03/42	256	315,930
4.20%, 11/06/25 (Call 10/06/25)	115	133,108
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	108	111,159
3.30%, 05/03/27 (Call 04/03/27)	720	811,562
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	173	189,874
3.00%, 03/22/22	151	156,536
3.70%, 10/15/24	180	199,917
4.00%, 10/15/23	320	352,669
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 01/14/24)(a)(b)	40	39,918
Avolon Holdings Funding Ltd.
2.88%, 02/15/25 (Call 01/15/25)(b)	100	93,862
3.63%, 05/01/22 (Call 04/01/22)(b)	186	186,381
3.95%, 07/01/24 (Call 06/01/24)(b)	160	156,867
4.38%, 05/01/26 (Call 03/01/26)(b)	146	142,334
5.13%, 10/01/23 (Call 09/01/23)(b)	260	264,638
5.25%, 05/15/24 (Call 04/15/24)(b)	235	239,333
5.50%, 01/15/23 (Call 12/15/22)(b)	155	157,942
5.50%, 01/15/26 (Call 12/15/25)(b)	25	25,579

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Azure Nova International Finance Ltd. 2.63%, 11/01/21(c)	$200	$202,094
3.50%, 03/21/22(c)	200	205,224
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(c)	200	208,612
Banco BTG Pactual SA/Cayman Islands
4.50%, 01/10/25 (Call 12/10/24)(c)	200	204,150
5.50%, 01/31/23(c)	200	209,434
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	195	197,515
5.38%, 07/24/23	135	143,420
Blackstone Holdings Finance Co. LLC
2.50%, 01/10/30 (Call 10/10/29)(b)	100	107,386
2.80%, 09/30/50 (Call 03/30/50)(b)	235	233,827
3.50%, 09/10/49 (Call 03/10/49)(b)	205	223,147
4.00%, 10/02/47 (Call 04/02/47)(b)(d)	5	5,847
4.45%, 07/15/45(b)	50	61,595
5.00%, 06/15/44(b)	50	66,062
Blue Bright Ltd. Co., 2.50%, 06/04/25(c)	400	400,396
BOC Aviation Ltd.
2.63%, 01/17/25 (Call 12/17/24)(c)	400	406,624
3.00%, 09/11/29 (Call 06/11/29)(b)	400	404,388
3.50%, 10/10/24 (Call 09/10/24)(c)	200	210,574
3.50%, 09/18/27 (Call 06/18/27)(c)	200	211,048
3.88%, 04/27/26 (Call 01/27/26)(c)	400	431,188
Bocom Leasing Management Hong Kong Co. Ltd.
1.19%, 03/02/25(a)(c)	400	386,760
4.38%, 01/22/24(c)	200	214,664
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	180	200,621
4.00%, 04/01/24 (Call 02/01/24)	200	219,154
4.25%, 06/02/26 (Call 03/02/26)	110	126,470
4.35%, 04/15/30 (Call 01/15/30)	300	351,555
4.70%, 09/20/47 (Call 03/20/47)	140	162,665
4.85%, 03/29/29 (Call 12/29/28)	220	262,539
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	9	8,811
Cantor Fitzgerald LP
4.88%, 05/01/24 (Call 04/01/24)(b)	105	114,552
6.50%, 06/17/22(b)	10	10,781
Capital One Bank USA N.A., 3.38%, 02/15/23	5	5,295
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	5	5,239
3.05%, 03/09/22 (Call 02/09/22)	155	159,986
3.20%, 01/30/23 (Call 12/30/22)	255	268,852
3.20%, 02/05/25 (Call 01/05/25)	267	288,240
3.30%, 10/30/24 (Call 09/30/24)	315	341,406
3.50%, 06/15/23	405	433,439
3.65%, 05/11/27 (Call 04/11/27)	35	38,888
3.75%, 04/24/24 (Call 03/24/24)	210	228,371
3.75%, 07/28/26 (Call 06/28/26)	280	307,686
3.75%, 03/09/27 (Call 02/09/27)	492	550,002
3.80%, 01/31/28 (Call 12/31/27)	80	89,893
3.90%, 01/29/24 (Call 12/29/23)	300	327,384
4.20%, 10/29/25 (Call 09/29/25)	384	427,638
4.25%, 04/30/25 (Call 03/31/25)	50	56,575
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	246	278,342
CDBL Funding 1, 4.25%, 12/02/24(c)	200	218,582
CDBL Funding 2, 3.00%, 08/01/22(c)	800	820,576
CDP Financial Inc., 3.15%, 07/24/24(b)	415	454,815

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	$212	$221,883
3.00%, 03/10/25 (Call 12/10/24)	152	165,335
3.20%, 03/02/27 (Call 12/02/26)	145	161,256
3.20%, 01/25/28 (Call 10/25/27)	165	184,387
3.25%, 05/22/29 (Call 02/22/29)	115	129,783
3.45%, 02/13/26 (Call 11/13/25)	100	112,673
3.55%, 02/01/24 (Call 01/01/24)	350	381,398
3.85%, 05/21/25 (Call 03/21/25)	70	78,925
4.00%, 02/01/29 (Call 11/01/28)	165	195,081
4.63%, 03/22/30 (Call 12/22/29)	10	12,515
Charming Light Investments Ltd.
4.38%, 12/21/27(c)	600	672,432
5.00%, 09/03/24(c)	250	278,775
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(c)	200	225,560
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(c)	400	439,844
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(c)	600	643,806
4.40%, 03/09/27(c)	200	223,364
4.75%, 02/08/28(c)	400	458,172
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21(c)	200	202,180
3.13%, 08/31/22(c)	650	667,784
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(c)(f)	200	205,178
CICC Hong Kong Finance 2016 MTN Ltd., 1.39%, 05/03/22, (3 mo. LIBOR US + 1.175%)(a)(c)	400	398,160
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(b)	55	58,558
CITIC Securities Finance MTN Co. Ltd., 3.25%, 04/20/22(c)	200	205,054
Clifford Capital Pte. Ltd., 1.73%, 09/10/24(c)	200	206,086
CME Group Inc.
3.00%, 09/15/22	260	272,678
3.00%, 03/15/25 (Call 12/15/24)	284	310,960
3.75%, 06/15/28 (Call 03/15/28)	230	269,226
4.15%, 06/15/48 (Call 12/15/47)	120	156,896
5.30%, 09/15/43 (Call 03/15/43)	120	174,713
Coastal Emerald Ltd., 3.95%, 08/01/22(c)	400	406,060
CPPIB Capital Inc., 2.25%, 01/25/22(b)	500	512,295
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(b)	70	69,986
6.63%, 03/15/26 (Call 03/15/22)	95	98,760
Credit Suisse USA Inc., 7.13%, 07/15/32	252	380,885
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	125	103,414
Daiwa Securities Group Inc., 3.13%, 04/19/22(b)	101	104,252
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	220	240,225
3.85%, 11/21/22	48	51,256
3.95%, 11/06/24 (Call 08/06/24)	318	350,477
4.10%, 02/09/27 (Call 11/09/26)	319	357,162
4.50%, 01/30/26 (Call 11/30/25)	330	377,629
5.20%, 04/27/22	40	42,615
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	180	198,414
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/21)(b)	50	46,342
8.50%, 09/15/25 (Call 09/15/21)(b)	100	92,101
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(b)	140	143,529
Finance of America Funding LLC, 7.88%, 11/15/25(b)	50	49,250

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Franklin Resources Inc., 2.85%, 03/30/25	$130	$141,227
GE Capital Funding LLC
4.40%, 05/15/30 (Call 02/15/30)(b)	435	475,411
4.55%, 05/15/32 (Call 02/15/32)(b)	35	38,409
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	310	332,435
4.42%, 11/15/35	1,995	2,156,735
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	175	182,504
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(b)(e)	337	225,542
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(b)	95	96,151
Gtlk Europe Capital DAC, 5.95%, 04/17/25(c)	600	636,822
ICBCIL Finance Co. Ltd.
3.13%, 11/15/22(c)	810	837,070
3.38%, 04/05/22(c)	200	205,452
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(c)	400	428,172
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	314	322,852
2.35%, 09/15/22 (Call 08/15/22)	133	137,527
3.00%, 06/15/50 (Call 12/15/49)	150	155,928
3.00%, 09/15/60 (Call 03/15/60)	250	252,295
3.10%, 09/15/27 (Call 06/15/27)	263	290,068
3.45%, 09/21/23 (Call 08/21/23)	120	129,746
3.75%, 12/01/25 (Call 09/01/25)	325	368,443
4.00%, 10/15/23	215	236,425
4.25%, 09/21/48 (Call 03/21/48)	200	246,408
International Lease Finance Corp., 5.88%, 08/15/22	464	494,800
Invesco Finance PLC
3.13%, 11/30/22	125	131,515
3.75%, 01/15/26	100	112,390
4.00%, 01/30/24	100	109,379
5.38%, 11/30/43	215	268,245
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	100	114,470
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(b)	200	204,140
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	378	415,482
Jefferies Group LLC
5.13%, 01/20/23	240	261,446
6.25%, 01/15/36	155	196,670
6.45%, 06/08/27	85	105,147
6.50%, 01/20/43	60	77,879
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	172	195,918
4.85%, 01/15/27	75	85,939
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	26	32,630
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/23(c)	200	206,370
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	135	145,541
3.75%, 02/13/25	120	130,537
4.38%, 03/11/29 (Call 12/11/28)	114	130,427
4.50%, 09/19/28 (Call 06/19/28)	215	247,265
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(b)	55	55,672
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	200	206,362
Legg Mason Inc.
4.75%, 03/15/26	180	213,361
5.63%, 01/15/44	286	390,830

Security	Par (000)	Value

Diversified Financial Services (continued)
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(b)	$70	$71,744
5.75%, 09/15/25 (Call 03/15/21)(b)	170	176,028
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	20	20,348
2.00%, 03/03/25 (Call 02/03/25)	315	333,805
2.95%, 11/21/26 (Call 08/21/26)	148	165,926
2.95%, 06/01/29 (Call 03/01/29)	315	352,394
3.30%, 03/26/27 (Call 01/26/27)	135	153,072
3.35%, 03/26/30 (Call 12/26/29)	235	272,978
3.38%, 04/01/24	106	116,339
3.50%, 02/26/28 (Call 11/26/27)	215	247,370
3.65%, 06/01/49 (Call 12/01/48)	160	192,248
3.80%, 11/21/46 (Call 05/21/46)	281	345,990
3.85%, 03/26/50 (Call 09/26/49)	100	124,885
3.95%, 02/26/48 (Call 08/26/47)	15	18,806
Mirae Asset Daewoo Co. Ltd., 2.63%, 07/30/25(c)	200	202,340
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.56%, 02/28/24 (Call 01/28/24)(b)	200	213,918
3.96%, 09/19/23 (Call 08/19/23)(b)	205	221,226
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	190	196,863
3.85%, 06/30/26 (Call 03/30/26)	245	281,057
4.25%, 06/01/24 (Call 03/01/24)	240	266,962
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (Call 08/15/23)(b)	195	194,483
6.00%, 01/15/27 (Call 01/15/23)(b)	90	90,017
9.13%, 07/15/26 (Call 07/15/21)(b)	165	176,598
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	145	135,344
5.50%, 01/25/23	150	149,678
5.63%, 08/01/33	150	128,571
5.88%, 10/25/24	100	99,294
6.13%, 03/25/24	150	151,569
6.50%, 06/15/22	200	205,420
6.75%, 06/25/25	100	101,699
6.75%, 06/15/26	100	100,974
7.25%, 01/25/22	100	103,165
7.25%, 09/25/23	75	78,632
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	5	5,517
4.88%, 04/15/45 (Call 10/15/44)(b)	5	5,483
NFP Corp.
6.88%, 08/15/28 (Call 08/15/23)(b)	265	257,551
7.00%, 05/15/25 (Call 05/15/22)(b)	90	95,633
Nomura Holdings Inc.
2.65%, 01/16/25	315	331,616
2.68%, 07/16/30	35	35,805
3.10%, 01/16/30	365	385,794
Nuveen Finance LLC, 4.13%, 11/01/24(b)	365	411,286
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	185	218,106
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/20)(b)	50	46,504
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	180	185,137
5.63%, 03/15/23	155	161,335
6.13%, 05/15/22	140	146,091
6.13%, 03/15/24 (Call 09/15/23)	233	244,986
6.63%, 01/15/28 (Call 07/15/27)	135	147,752

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.88%, 03/15/25	$215	$236,616
7.13%, 03/15/26	335	371,294
7.75%, 10/01/21	125	130,360
8.25%, 10/01/23	80	88,627
8.88%, 06/01/25 (Call 06/01/22)	105	115,402
ORIX Corp.
2.90%, 07/18/22	30	31,089
3.25%, 12/04/24	350	379,918
3.70%, 07/18/27	160	179,072
4.05%, 01/16/24	265	289,070
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/20)(b)	58	57,520
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	208	210,484
5.25%, 08/15/22 (Call 07/15/22)(b)	537	553,110
5.50%, 02/15/24 (Call 01/15/24)(b)	280	288,187
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(b)	115	117,961
Power Finance Corp. Ltd.
3.25%, 09/16/24(c)	600	611,640
5.25%, 08/10/28(c)	200	214,612
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(c)	505	633,058
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	55	57,641
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(c)	400	429,940
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(b)	175	183,200
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(b)	75	73,638
3.88%, 03/01/31 (Call 03/01/26)(b)	300	295,719
Raymond James Financial Inc.
3.63%, 09/15/26	182	208,665
4.95%, 07/15/46	140	185,506
REC Ltd., 3.38%, 07/25/24(c)	400	407,580
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(c)	400	391,064
SIHC International Capital Ltd., 4.35%, 09/26/23(c)	200	213,930
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	50	50,726
Soar Wise Ltd., 3.50%, 05/31/22(c)	400	409,548
State Elite Global Ltd., 2.75%, 06/13/22(c)	200	205,360
Stifel Financial Corp., 4.25%, 07/18/24	240	267,638
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	135	143,289
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	80	82,521
3.70%, 08/04/26 (Call 05/04/26)	176	189,823
3.95%, 12/01/27 (Call 09/01/27)	215	234,479
4.25%, 08/15/24 (Call 05/15/24)	290	317,028
4.38%, 03/19/24 (Call 02/19/24)	145	158,694
4.50%, 07/23/25 (Call 04/24/25)	398	442,648
5.15%, 03/19/29 (Call 12/19/28)	225	264,568
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/21)(b)	70	64,107
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(b)	175	176,101
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	630	609,437
1.90%, 04/15/27 (Call 02/15/27)	218	230,140
2.00%, 08/15/50 (Call 02/15/50)	640	584,634
2.05%, 04/15/30 (Call 01/15/30)	37	39,020
2.15%, 09/15/22 (Call 08/15/22)	49	50,615
2.70%, 04/15/40 (Call 10/15/39)	75	80,099
2.75%, 09/15/27 (Call 06/15/27)	91	100,572

Security	Par (000)	Value

Diversified Financial Services (continued)
2.80%, 12/14/22 (Call 10/14/22)	$313	$328,096
3.15%, 12/14/25 (Call 09/14/25)	1,057	1,176,008
3.65%, 09/15/47 (Call 03/15/47)	26	32,013
4.15%, 12/14/35 (Call 06/14/35)	358	459,500
4.30%, 12/14/45 (Call 06/14/45)	611	801,235
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	130	137,285
3.60%, 03/15/22 (Call 02/15/22)	125	129,340
4.25%, 06/09/23 (Call 05/09/23)	75	80,933

		74,094,204

Electric — 2.6%
Abu Dhabi National Energy Co., 5.88%, 12/13/21(b)	200	211,998
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(c)	200	217,688
4.38%, 04/23/25(c)	200	225,360
4.38%, 06/22/26(c)	200	229,758
6.50%, 10/27/36(b)	380	554,287
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(c)	200	229,476
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(c)	200	197,814
Adani Transmission Ltd., 4.25%, 05/21/36(c)	298	301,945
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	100	103,286
3.80%, 10/01/47 (Call 04/01/47)	165	186,298
Series G, 4.15%, 05/01/49 (Call 11/01/48)	30	35,600
Series H, 3.45%, 01/15/50 (Call 07/15/49)	5	5,400
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	100	111,733
3.15%, 09/15/49 (Call 03/15/49)	65	69,945
3.75%, 12/01/47 (Call 06/01/47)	100	117,773
3.80%, 06/15/49 (Call 12/15/48)	5	5,915
4.00%, 12/01/46 (Call 06/01/46)	25	29,895
4.25%, 09/15/48 (Call 03/15/48)	50	62,570
AES Corp. (The)
3.30%, 07/15/25 (Call 06/15/25)(b)	15	16,278
5.13%, 09/01/27 (Call 09/01/22)	145	155,771
5.50%, 04/15/25 (Call 04/15/21)	74	76,026
6.00%, 05/15/26 (Call 05/15/21)	100	104,753
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	100	113,145
3.75%, 03/01/45 (Call 09/01/44)	127	146,980
3.85%, 12/01/42	55	64,901
4.15%, 08/15/44 (Call 02/15/44)	135	163,740
4.30%, 01/02/46 (Call 07/02/45)	50	62,717
6.00%, 03/01/39	5	7,197
6.13%, 05/15/38	50	72,989
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	250	248,430
Series A, 4.30%, 07/15/48 (Call 01/15/48)	193	244,882
Series B, 3.70%, 12/01/47 (Call 06/01/47)	27	31,512
Alliant Energy Finance LLC
3.75%, 06/15/23 (Call 05/15/23)(b)	205	219,951
4.25%, 06/15/28 (Call 03/15/28)(b)	125	143,621
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	106	112,635
3.50%, 01/15/31 (Call 10/15/30)	60	68,275
3.65%, 02/15/26 (Call 11/15/25)	295	331,291
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	115	125,864
3.25%, 03/15/50 (Call 09/15/49)	254	281,003
3.70%, 12/01/47 (Call 06/01/47)	135	158,466

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	$50	$51,464
3.20%, 11/13/27 (Call 08/13/27)	190	208,046
3.25%, 03/01/50 (Call 09/01/49)	20	20,404
Series F, 2.95%, 12/15/22 (Call 09/15/22)	150	156,721
Series I, 3.65%, 12/01/21	35	36,187
Series J, 4.30%, 12/01/28 (Call 09/01/28)	335	394,935
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	34	37,287
4.40%, 05/15/44 (Call 11/15/43)	166	200,420
4.45%, 06/01/45 (Call 12/01/44)	15	18,329
7.00%, 04/01/38	25	37,628
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	20	25,140
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	10	11,374
Arizona Public Service Co.
2.60%, 08/15/29 (Call 05/15/29)	149	159,369
2.95%, 09/15/27 (Call 06/15/27)	100	109,134
3.15%, 05/15/25 (Call 02/15/25)	150	163,870
3.35%, 05/15/50 (Call 11/15/49)	15	16,640
3.50%, 12/01/49 (Call 06/01/49)	205	231,718
3.75%, 05/15/46 (Call 11/15/45)	20	22,932
4.20%, 08/15/48 (Call 02/15/48)	50	60,507
4.25%, 03/01/49 (Call 09/01/48)	25	30,778
4.35%, 11/15/45 (Call 05/15/45)	105	130,023
4.50%, 04/01/42 (Call 10/01/41)	33	41,032
5.05%, 09/01/41 (Call 03/01/41)	10	13,103
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	200	234,294
Ausgrid Finance Pty Ltd.
3.85%, 05/01/23 (Call 02/01/23)(b)	250	264,017
4.35%, 08/01/28 (Call 05/01/28)(b)	200	229,356
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	205	223,343
3.20%, 04/15/25 (Call 03/15/25)	13	14,265
3.80%, 06/01/29 (Call 03/01/29)	323	370,119
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	55	67,269
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	160	162,547
3.20%, 09/15/49 (Call 03/15/49)	50	53,317
3.35%, 07/01/23 (Call 04/01/23)	30	31,964
3.50%, 11/15/21 (Call 08/15/21)	40	40,978
3.50%, 08/15/46 (Call 02/15/46)	150	167,803
3.75%, 08/15/47 (Call 02/15/47)	55	63,756
4.25%, 09/15/48 (Call 03/15/48)	25	31,137
6.35%, 10/01/36	15	22,245
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	150	173,295
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(b)	340	336,450
2.80%, 01/15/23 (Call 12/15/22)	265	278,213
2.85%, 05/15/51 (Call 11/15/50)(b)	400	393,908
3.25%, 04/15/28 (Call 01/15/28)	315	353,748
3.50%, 02/01/25 (Call 11/01/24)	295	325,279
3.70%, 07/15/30 (Call 04/15/30)(b)	121	141,005
3.75%, 11/15/23 (Call 08/15/23)	80	87,054
3.80%, 07/15/48 (Call 01/15/48)	263	302,842
4.05%, 04/15/25 (Call 03/15/25)(b)	5	5,683
4.25%, 10/15/50 (Call 04/15/50)(b)	265	327,845
4.45%, 01/15/49 (Call 07/15/48)	10	12,746
4.50%, 02/01/45 (Call 08/01/44)	200	249,680
5.15%, 11/15/43 (Call 05/15/43)	235	314,731

Security	Par (000)	Value

Electric (continued)
5.95%, 05/15/37	$5	$7,080
6.13%, 04/01/36	398	570,577
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	65	66,969
3.05%, 10/15/29 (Call 07/15/29)	162	175,033
3.88%, 10/15/49 (Call 04/15/49)	121	133,451
4.20%, 09/15/46 (Call 03/15/46)	9	10,476
4.25%, 11/30/23 (Call 08/30/23)	25	27,377
4.35%, 05/01/33 (Call 02/01/33)	240	284,551
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(b)	220	223,744
4.63%, 02/01/29 (Call 02/01/24)(b)	150	151,441
5.00%, 02/01/31 (Call 02/01/26)(b)	155	158,230
5.13%, 03/15/28 (Call 03/15/23)(b)	250	257,845
5.25%, 06/01/26 (Call 06/01/21)(b)	235	241,474
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(c)	200	225,018
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	33	33,971
3.95%, 03/01/48 (Call 09/01/47)	160	195,557
4.50%, 04/01/44 (Call 10/01/43)	150	192,714
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	15	16,387
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	35	44,700
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	135	140,731
Series K2, 6.95%, 03/15/33	3	4,525
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	43	46,268
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	45	46,516
2.50%, 09/01/24 (Call 08/01/24)	45	47,660
2.95%, 03/01/30 (Call 12/01/29)	125	135,641
3.70%, 09/01/49 (Call 03/01/49)	145	161,307
3.85%, 02/01/24 (Call 01/01/24)	260	284,859
4.25%, 11/01/28 (Call 08/01/28)	240	282,437
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(c)	200	202,860
CGNPC International Ltd., 2.75%, 07/02/24(c)	400	417,064
China Clean Energy Development Ltd., 4.00%, 11/05/25(c)	200	221,518
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 3.00%, 12/10/29(c)	200	210,590
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(c)	400	438,796
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(b)	160	168,149
5.00%, 09/15/26 (Call 09/15/21)	100	103,647
5.75%, 10/15/25 (Call 10/15/21)	80	83,800
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	107	107,662
3.74%, 05/01/26 (Call 02/01/26)	270	285,166
4.97%, 05/01/46 (Call 11/01/45)	10	11,196
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	200	212,004
4.55%, 11/15/30 (Call 08/15/30)(b)	70	80,189
5.95%, 12/15/36	5	6,060
CLP Power Hong Kong Financing Ltd., 3.38%, 10/26/27(c)	200	217,694
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	15	16,448
3.45%, 08/15/27 (Call 05/15/27)	23	25,710
3.60%, 11/15/25 (Call 08/15/25)	150	166,395
4.75%, 06/01/50 (Call 03/01/30)(a)	29	31,178
4.88%, 03/01/44 (Call 09/01/43)	80	103,178
5.05%, 03/15/22 (Call 12/15/21)	30	31,437

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Comision Federal de Electricidad
4.75%, 02/23/27(c)	$200	$218,862
4.88%, 01/15/24(c)	200	217,992
5.75%, 02/14/42(c)	200	220,780
6.13%, 06/16/45(c)	200	237,366
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	60	63,793
2.55%, 06/15/26 (Call 03/15/26)	165	179,249
3.00%, 03/01/50 (Call 09/01/49)	2	2,112
3.65%, 06/15/46 (Call 12/15/45)	59	68,200
3.70%, 08/15/28 (Call 05/15/28)	335	389,712
3.70%, 03/01/45 (Call 09/01/44)	174	199,308
3.80%, 10/01/42 (Call 04/01/42)	10	11,521
4.00%, 03/01/48 (Call 09/01/47)	135	164,352
4.00%, 03/01/49 (Call 09/01/48)	100	122,614
4.35%, 11/15/45 (Call 05/15/45)	96	120,336
4.60%, 08/15/43 (Call 02/15/43)	25	31,778
4.70%, 01/15/44 (Call 07/15/43)	13	16,871
6.45%, 01/15/38	8	12,126
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	193,412
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	95	111,736
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	80	87,012
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	50	52,008
4.00%, 04/01/48 (Call 10/01/47)	102	128,057
4.30%, 04/15/44 (Call 10/15/43)	80	101,302
6.35%, 06/01/36	15	21,754
Series A, 3.20%, 03/15/27 (Call 12/15/26)	33	36,618
Series A, 4.15%, 06/01/45 (Call 12/01/44)	48	59,833
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	100	113,591
3.80%, 05/15/28 (Call 02/15/28)	40	46,234
3.85%, 06/15/46 (Call 12/15/45)	132	152,145
3.95%, 03/01/43 (Call 09/01/42)	415	477,590
4.45%, 03/15/44 (Call 09/15/43)	257	315,509
4.50%, 12/01/45 (Call 06/01/45)	25	31,047
4.50%, 05/15/58 (Call 11/15/57)	122	157,618
4.63%, 12/01/54 (Call 06/01/54)	50	65,600
5.70%, 06/15/40	30	41,768
Series 06-A, 5.85%, 03/15/36	16	21,562
Series 06-B, 6.20%, 06/15/36	75	104,879
Series 08-B, 6.75%, 04/01/38	30	44,915
Series 12-A, 4.20%, 03/15/42	15	17,786
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	115	133,102
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	250	296,877
Series A, 4.13%, 05/15/49 (Call 11/15/48)	210	252,556
Series C, 4.30%, 12/01/56 (Call 06/01/56)	265	328,876
Series D, 4.00%, 12/01/28 (Call 09/01/28)	85	100,134
Series E, 4.65%, 12/01/48 (Call 06/01/48)	250	322,805
Consorcio Transmantaro SA, 4.70%, 04/16/34 (Call 01/16/34)(c)	200	237,712
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	465	434,691
3.10%, 08/15/50 (Call 02/15/50)	72	78,449
3.25%, 08/15/46 (Call 02/15/46)	5	5,518
3.38%, 08/15/23 (Call 05/15/23)	25	26,871
3.50%, 08/01/51 (Call 02/01/51)	5	5,849
3.75%, 02/15/50 (Call 08/15/49)	85	102,084
3.95%, 07/15/47 (Call 01/15/47)	335	410,097
4.05%, 05/15/48 (Call 11/15/47)	125	155,607

Security	Par (000)	Value

Electric (continued)
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	$85	$90,006
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	104	112,637
4.15%, 05/15/45 (Call 11/15/44)	50	60,611
Dominion Energy Inc.
2.72%, 08/15/21(h)	250	254,087
3.07%, 08/15/24(h)	340	366,517
3.90%, 10/01/25 (Call 07/01/25)	353	399,889
4.25%, 06/01/28 (Call 03/01/28)	399	469,551
4.70%, 12/01/44 (Call 06/01/44)	70	89,257
5.75%, 10/01/54 (Call 10/01/24)(a)	55	59,430
7.00%, 06/15/38	195	291,314
Series A, 4.60%, 03/15/49 (Call 09/15/48)	130	169,660
Series B, 2.75%, 01/15/22 (Call 12/15/21)	180	184,597
Series B, 2.75%, 09/15/22 (Call 06/15/22)	125	129,579
Series B, 5.95%, 06/15/35	85	113,897
Series C, 3.38%, 04/01/30 (Call 01/01/30)	59	66,672
Series C, 4.05%, 09/15/42 (Call 03/15/42)	143	166,768
Series C, 4.90%, 08/01/41 (Call 02/01/41)	195	248,873
Series D, 2.85%, 08/15/26 (Call 05/15/26)	178	194,830
Series E, 6.30%, 03/15/33	150	206,824
Series F, 5.25%, 08/01/33	85	107,180
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	45	58,100
5.30%, 05/15/33	15	19,968
5.45%, 02/01/41 (Call 08/01/40)	165	227,160
6.05%, 01/15/38	129	186,464
6.63%, 02/01/32	5	7,149
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	120	125,372
4.35%, 04/15/29 (Call 01/15/29)	125	135,669
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(b)	200	208,864
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	117	123,728
2.95%, 03/01/50 (Call 09/01/49)	107	112,016
3.38%, 03/01/25 (Call 12/01/24)	14	15,447
3.65%, 03/15/24 (Call 12/15/23)	255	277,412
3.70%, 03/15/45 (Call 09/15/44)	60	69,535
3.70%, 06/01/46 (Call 12/01/45)	33	38,471
3.75%, 08/15/47 (Call 02/15/47)	70	82,582
3.95%, 03/01/49 (Call 09/01/48)	125	154,030
4.30%, 07/01/44 (Call 01/01/44)	90	111,400
5.70%, 10/01/37	40	54,216
Series A, 4.00%, 04/01/43 (Call 10/01/42)	70	83,770
Series A, 4.05%, 05/15/48 (Call 11/15/47)	38	47,419
Series C, 2.63%, 03/01/31 (Call 12/01/30)	10	10,946
DTE Energy Co.
0.55%, 11/01/22	15	15,047
2.25%, 11/01/22	124	128,183
2.85%, 10/01/26 (Call 07/01/26)	320	347,306
2.95%, 03/01/30 (Call 12/01/29)	150	162,160
3.80%, 03/15/27 (Call 12/15/26)	95	107,075
6.38%, 04/15/33	365	519,475
Series B, 3.30%, 06/15/22 (Call 04/15/22)	114	118,435
Series C, 2.53%, 10/01/24	132	140,268
Series C, 3.40%, 06/15/29 (Call 03/15/29)	141	157,211
Series C, 3.50%, 06/01/24 (Call 03/01/24)	70	75,790
Series D, 3.70%, 08/01/23 (Call 07/01/23)	180	194,740
Series F, 1.05%, 06/01/25 (Call 05/01/25)	395	396,473

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	$75	$80,891
2.45%, 02/01/30 (Call 11/01/29)	200	214,262
2.50%, 03/15/23 (Call 01/15/23)	115	120,298
2.95%, 12/01/26 (Call 09/01/26)	63	70,229
3.05%, 03/15/23 (Call 02/15/23)	255	270,244
3.20%, 08/15/49 (Call 02/15/49)	150	164,524
3.35%, 05/15/22	157	164,250
3.70%, 12/01/47 (Call 06/01/47)	40	46,708
3.75%, 06/01/45 (Call 12/01/44)	122	142,611
3.88%, 03/15/46 (Call 09/15/45)	140	167,023
3.95%, 11/15/28 (Call 08/15/28)	105	124,870
3.95%, 03/15/48 (Call 09/15/47)	135	163,332
4.00%, 09/30/42 (Call 03/30/42)	305	366,540
4.25%, 12/15/41 (Call 06/15/41)	48	59,014
5.30%, 02/15/40	88	122,553
6.00%, 01/15/38	105	153,557
6.05%, 04/15/38	95	139,609
6.10%, 06/01/37	50	72,688
Series A, 6.00%, 12/01/28	50	65,157
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	185	184,119
2.45%, 06/01/30 (Call 03/01/30)	745	779,553
2.65%, 09/01/26 (Call 06/01/26)	190	204,619
3.05%, 08/15/22 (Call 05/15/22)	100	103,875
3.15%, 08/15/27 (Call 05/15/27)	92	101,081
3.40%, 06/15/29 (Call 03/15/29)	85	95,056
3.75%, 04/15/24 (Call 01/15/24)	451	494,702
3.75%, 09/01/46 (Call 03/01/46)	323	365,307
3.95%, 10/15/23 (Call 07/15/23)	55	59,929
3.95%, 08/15/47 (Call 02/15/47)	71	82,590
4.20%, 06/15/49 (Call 12/15/48)	130	157,698
4.80%, 12/15/45 (Call 06/15/45)	216	275,942
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	125	126,716
2.50%, 12/01/29 (Call 09/01/29)	275	296,813
3.20%, 01/15/27 (Call 10/15/26)	150	167,478
3.40%, 10/01/46 (Call 04/01/46)	15	16,821
3.80%, 07/15/28 (Call 04/15/28)	505	590,077
3.85%, 11/15/42 (Call 05/15/42)	92	106,732
5.65%, 04/01/40	20	28,719
6.35%, 09/15/37	85	127,055
6.40%, 06/15/38	214	326,369
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	250	251,165
6.12%, 10/15/35	11	15,294
6.35%, 08/15/38	70	104,473
6.45%, 04/01/39	55	82,521
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	10	13,184
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	121	131,744
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	230	239,216
3.65%, 02/01/29 (Call 11/01/28)	90	103,755
3.70%, 06/15/46 (Call 12/15/45)	5	5,699
4.30%, 02/01/49 (Call 08/01/48)	20	24,915
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	250	239,897
3.25%, 08/15/25 (Call 05/15/25)	100	111,115
3.45%, 03/15/29 (Call 12/15/28)	275	315,370
3.60%, 09/15/47 (Call 03/15/47)	90	102,869

Security	Par (000)	Value

Electric (continued)
3.70%, 09/01/28 (Call 06/01/28)	$40	$46,418
3.70%, 10/15/46 (Call 04/15/46)	170	197,603
4.10%, 05/15/42 (Call 11/15/41)	8	9,748
4.10%, 03/15/43 (Call 09/15/42)	80	96,274
4.15%, 12/01/44 (Call 06/01/44)	80	98,159
4.20%, 08/15/45 (Call 02/15/45)	100	123,838
4.38%, 03/30/44 (Call 09/30/43)	10	12,564
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	85	84,769
3.62%, 08/01/27 (Call 05/01/27)(b)	15	16,102
E.ON International Finance BV, 6.65%, 04/30/38(b)	200	286,292
Edison International
2.40%, 09/15/22 (Call 08/15/22)	140	142,054
2.95%, 03/15/23 (Call 01/15/23)	160	165,107
3.13%, 11/15/22 (Call 10/15/22)	32	32,947
3.55%, 11/15/24 (Call 10/15/24)	180	190,150
4.13%, 03/15/28 (Call 12/15/27)	175	183,339
4.95%, 04/15/25 (Call 03/15/25)	141	156,000
5.75%, 06/15/27 (Call 04/15/27)	172	195,447
EDP Finance BV, 3.63%, 07/15/24(b)	422	457,600
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	39	45,523
6.00%, 05/15/35	15	19,839
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	690	770,185
4.50%, 09/21/28 (Call 06/21/28)(b)	572	672,672
4.75%, 10/13/35 (Call 04/13/35)(b)	325	401,089
4.88%, 09/21/38 (Call 03/21/38)(b)	25	30,030
4.88%, 01/22/44(b)	380	462,046
4.95%, 10/13/45 (Call 04/13/45)(b)	248	308,180
5.00%, 09/21/48 (Call 03/21/48)(b)	605	769,106
5.25%, (Call 01/29/23)(a)(b)(f)	105	108,723
5.25%, 10/13/55 (Call 04/13/55)(b)	125	162,181
5.60%, 01/27/40(b)	150	194,202
6.00%, 01/22/14(b)	232	313,567
6.95%, 01/26/39(b)	129	190,796
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	308	342,422
4.75%, 06/15/46 (Call 12/15/45)	308	373,453
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(c)	400	463,832
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(c)	200	161,384
Empresas Publicas de Medellin ESP, 4.38%, 02/15/31(b)	200	204,268
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	75	81,944
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	135	157,698
Enel Finance International NV
2.65%, 09/10/24(b)	315	332,738
2.88%, 05/25/22(b)	5	5,160
3.50%, 04/06/28(b)	260	288,371
3.63%, 05/25/27(b)	200	221,822
4.25%, 09/14/23(b)	610	666,895
4.63%, 09/14/25(b)	385	443,039
4.75%, 05/25/47(b)	40	49,288
4.88%, 06/14/29(b)	200	243,132
6.00%, 10/07/39(b)	375	506,685
6.80%, 09/15/37(b)	250	350,705
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	11	11,833
Engie SA, 2.88%, 10/10/22(b)	75	78,079

40	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	$40	$39,552
3.50%, 04/01/26 (Call 01/01/26)	316	356,088
4.20%, 04/01/49 (Call 10/01/48)	50	62,504
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	170	170,014
2.80%, 06/15/30 (Call 03/15/30)	135	145,411
2.95%, 09/01/26 (Call 06/01/26)	455	502,652
3.75%, 06/15/50 (Call 12/15/49)	70	79,304
4.00%, 07/15/22 (Call 05/15/22)	330	347,381
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	190	203,697
2.90%, 03/15/51 (Call 09/15/50)	10	10,364
3.05%, 06/01/31 (Call 03/01/31)	223	251,415
3.12%, 09/01/27 (Call 06/01/27)	50	55,315
3.25%, 04/01/28 (Call 01/01/28)	8	8,942
4.00%, 03/15/33 (Call 12/15/32)	50	61,850
4.20%, 09/01/48 (Call 03/01/48)	137	172,580
4.20%, 04/01/50 (Call 10/01/49)	100	125,476
5.40%, 11/01/24	50	58,827
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	25	27,284
3.85%, 06/01/49 (Call 12/01/48)	215	254,356
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	5	5,542
4.00%, 03/30/29 (Call 12/30/28)	46	53,364
4.50%, 03/30/39 (Call 09/30/38)	250	305,202
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(c)	400	379,196
7.13%, 02/11/25(c)	400	374,724
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	370	390,291
2.90%, 09/15/29 (Call 06/15/29)	257	274,085
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	35	38,509
3.25%, 12/01/25 (Call 09/01/25)	50	53,184
3.25%, 09/01/49 (Call 03/01/49)	74	80,221
4.10%, 04/01/43 (Call 10/01/42)	64	75,661
4.13%, 03/01/42 (Call 09/01/41)	33	39,283
4.25%, 12/01/45 (Call 06/01/45)	188	230,413
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	150	168,427
4.20%, 06/15/47 (Call 12/15/46)	130	157,603
4.20%, 03/15/48 (Call 09/15/47)	50	61,595
5.30%, 10/01/41 (Call 04/01/41)	25	33,339
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	148	182,485
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	10	10,545
Eversource Energy
3.35%, 03/15/26 (Call 12/15/25)	100	110,501
3.45%, 01/15/50 (Call 07/15/49)	224	244,263
Series H, 3.15%, 01/15/25 (Call 10/15/24)	50	54,412
Series K, 2.75%, 03/15/22 (Call 02/15/22)	274	282,064
Series L, 2.90%, 10/01/24 (Call 08/01/24)	180	193,954
Series M, 3.30%, 01/15/28 (Call 10/15/27)	100	110,961
Series N, 3.80%, 12/01/23 (Call 11/01/23)	60	65,799
Series O, 4.25%, 04/01/29 (Call 01/01/29)	250	296,637
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	300	297,717
Series R, 1.65%, 08/15/30 (Call 05/15/30)	360	353,459
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	299	333,893

Security	Par (000)	Value

Electric (continued)
3.50%, 06/01/22 (Call 05/01/22)	$428	$446,306
3.95%, 06/15/25 (Call 03/15/25)	545	613,545
4.05%, 04/15/30 (Call 01/15/30)	10	11,606
4.45%, 04/15/46 (Call 10/15/45)	250	303,120
4.70%, 04/15/50 (Call 10/15/49)	250	316,990
4.95%, 06/15/35 (Call 12/15/34)	113	139,853
5.10%, 06/15/45 (Call 12/15/44)	80	103,611
5.63%, 06/15/35	75	98,965
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	15	16,336
3.40%, 03/15/22 (Call 02/15/22)	65	67,336
4.25%, 06/15/22 (Call 03/15/22)	70	73,645
5.60%, 06/15/42 (Call 12/15/41)	150	167,914
5.75%, 10/01/41 (Call 04/01/41)	105	119,405
6.25%, 10/01/39	190	228,093
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	15	15,017
2.65%, 03/01/30 (Call 12/01/29)	7	6,823
Series A, 1.60%, 01/15/26 (Call 12/15/25)	207	201,661
Series A, 2.85%, 07/15/22 (Call 05/15/22)	100	102,002
Series B, 2.25%, 09/01/30 (Call 06/01/30)	245	231,175
Series B, 3.90%, 07/15/27 (Call 04/15/27)	361	384,786
Series B, 4.25%, 03/15/23 (Call 12/15/22)	482	508,052
Series C, 3.40%, 03/01/50 (Call 09/01/49)	250	229,555
Series C, 4.85%, 07/15/47 (Call 01/15/47)	320	346,563
Series C, 7.38%, 11/15/31	213	283,096
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)(b)	25	27,296
4.55%, 04/01/49 (Call 10/01/48)(b)	8	8,743
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	5	5,243
2.85%, 04/01/25 (Call 03/01/25)	120	130,636
3.13%, 12/01/25 (Call 06/01/25)	35	38,791
3.70%, 12/01/47 (Call 06/01/47)	107	129,316
3.95%, 03/01/48 (Call 09/01/47)	160	201,290
3.99%, 03/01/49 (Call 09/01/48)	295	373,856
4.05%, 06/01/42 (Call 12/01/41)	180	221,141
4.05%, 10/01/44 (Call 04/01/44)	55	68,713
4.13%, 02/01/42 (Call 08/01/41)	136	168,898
4.13%, 06/01/48 (Call 12/01/47)	165	212,759
4.95%, 06/01/35	18	24,783
5.69%, 03/01/40	85	124,026
5.95%, 02/01/38	219	321,580
5.96%, 04/01/39	50	74,451
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	229	249,784
Georgia Power Co.
2.85%, 05/15/22	5	5,179
4.30%, 03/15/42	406	486,315
4.30%, 03/15/43	115	136,666
Series 10-C, 4.75%, 09/01/40	65	80,848
Series A, 2.10%, 07/30/23	47	49,065
Series A, 2.20%, 09/15/24 (Call 08/15/24)	135	141,897
Series B, 2.65%, 09/15/29 (Call 06/15/29)	120	129,538
Series B, 3.70%, 01/30/50 (Call 07/30/49)	323	365,349
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(c)	200	213,312
Iberdrola International BV, 6.75%, 07/15/36	60	88,919
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	216	266,637
Series K, 4.55%, 03/15/46 (Call 09/15/45)	150	189,382
Series L, 3.75%, 07/01/47 (Call 01/01/47)	34	38,829

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(b)	$19	$23,023
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(c)	200	208,094
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	70	76,297
3.50%, 09/30/49 (Call 03/30/49)	55	60,614
3.70%, 09/15/46 (Call 03/15/46)	110	122,101
4.10%, 09/26/28 (Call 06/26/28)	70	82,804
6.25%, 07/15/39	25	35,613
Interstate Power and Light Co., 2.30%, 06/01/30 (Call 03/01/30)	65	68,210
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	130	141,198
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)(c)	1,050	1,188,379
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	70	72,963
3.25%, 06/30/26 (Call 03/30/26)	168	186,750
3.35%, 11/15/27 (Call 08/15/27)	200	220,866
3.65%, 06/15/24 (Call 03/15/24)	20	21,793
5.30%, 07/01/43 (Call 01/01/43)	115	148,573
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(b)	79	89,761
Kallpa Generacion SA, 4.88%, 05/24/26 (Call 02/24/26)(c)	200	216,018
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	50	61,878
5.13%, 11/01/40 (Call 05/01/40)	95	126,205
Korea East-West Power Company Ltd., 2.63%, 06/19/22(c)	600	619,284
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	200	208,732
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	30,306
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	73	80,334
Massachusetts Electric Co., 5.90%, 11/15/39(b)	15	21,499
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(c)(d)	160	181,463
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	5	5,584
3.15%, 04/15/50 (Call 10/15/49)	158	174,454
3.50%, 10/15/24 (Call 07/15/24)	170	187,201
3.65%, 04/15/29 (Call 01/15/29)	311	365,313
3.65%, 08/01/48 (Call 02/01/48)	120	139,806
3.95%, 08/01/47 (Call 02/01/47)	133	161,938
4.25%, 05/01/46 (Call 11/01/45)	175	217,985
4.40%, 10/15/44 (Call 04/15/44)	120	150,880
4.80%, 09/15/43 (Call 03/15/43)	45	59,069
5.75%, 11/01/35	25	35,750
5.80%, 10/15/36	10	14,174
6.75%, 12/30/31	135	202,469
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	305	343,628
Minejesa Capital BV, 4.63%, 08/10/30(c)	400	412,352
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	46	53,654
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(b)	90	121,197
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	335	378,969
3.92%, 08/01/28 (Call 05/01/28)(b)	50	57,499
National Grid USA
5.80%, 04/01/35	55	70,831
8.00%, 11/15/30	10	13,775

Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	$23	$23,411
2.30%, 09/15/22 (Call 08/15/22)	225	232,600
2.40%, 04/25/22 (Call 03/25/22)	200	205,510
2.85%, 01/27/25 (Call 10/27/24)	59	63,747
2.95%, 02/07/24 (Call 12/07/23)	18	19,219
3.05%, 02/15/22 (Call 11/15/21)	50	51,381
3.05%, 04/25/27 (Call 01/25/27)	100	110,578
3.25%, 11/01/25 (Call 08/01/25)	175	194,740
3.40%, 11/15/23 (Call 08/15/23)	10	10,793
3.40%, 02/07/28 (Call 11/07/27)	321	367,853
3.70%, 03/15/29 (Call 12/15/28)	70	81,891
3.90%, 11/01/28 (Call 08/01/28)	50	58,753
4.02%, 11/01/32 (Call 05/01/32)	79	96,201
4.30%, 03/15/49 (Call 09/15/48)	205	262,322
4.40%, 11/01/48 (Call 05/01/48)	100	129,108
4.75%, 04/30/43 (Call 04/30/23)(a)	10	10,309
5.25%, 04/20/46 (Call 04/20/26)(a)	200	217,578
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	225	262,116
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	320	340,842
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	200	211,336
Series N, 6.65%, 04/01/36	5	7,375
Series R, 6.75%, 07/01/37	229	343,310
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(b)	265	301,337
New York State Electric & Gas Corp.
3.25%, 12/01/26 (Call 09/01/26)(b)	5	5,573
3.30%, 09/15/49 (Call 03/15/49)(b)	100	104,492
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,069	1,107,334
2.75%, 05/01/25 (Call 04/01/25)	104	112,223
2.75%, 11/01/29 (Call 08/01/29)	167	179,644
2.80%, 01/15/23 (Call 12/15/22)	15	15,711
2.90%, 04/01/22	210	217,312
3.15%, 04/01/24 (Call 03/01/24)	280	301,403
3.25%, 04/01/26 (Call 02/01/26)	225	250,623
3.50%, 04/01/29 (Call 01/01/29)	383	433,885
3.55%, 05/01/27 (Call 02/01/27)	300	337,431
4.80%, 12/01/77 (Call 12/01/27)(a)	220	237,822
5.65%, 05/01/79 (Call 05/01/29)(a)	10	11,345
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	100	103,661
4.25%, 07/15/24 (Call 04/15/24)(b)	200	207,996
4.25%, 09/15/24 (Call 07/15/24)(b)	110	114,788
4.50%, 09/15/27 (Call 06/15/27)(b)	100	109,560
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(b)	25	25,717
4.28%, 10/01/34 (Call 04/01/34)(b)	100	121,950
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	67	68,564
2.60%, 06/01/51 (Call 12/01/50)	160	161,179
2.90%, 03/01/50 (Call 09/01/49)	50	53,176
3.40%, 08/15/42 (Call 02/15/42)	200	226,072
3.60%, 09/15/47 (Call 03/15/47)	10	11,857
4.00%, 08/15/45 (Call 02/15/45)	25	31,130
5.35%, 11/01/39	36	50,221
6.20%, 07/01/37	55	81,938
6.25%, 06/01/36	70	103,212
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	230	271,637

42	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NRG Energy Inc.
3.75%, 06/15/24 (Call 05/15/24)(b)	$260	$279,347
4.45%, 06/15/29 (Call 03/15/29)(b)	157	172,403
5.25%, 06/15/29 (Call 06/15/24)(b)	125	135,696
5.75%, 01/15/28 (Call 01/15/23)	150	161,283
6.63%, 01/15/27 (Call 07/15/21)	225	236,713
7.25%, 05/15/26 (Call 05/15/21)	175	184,719
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	32	35,618
3.25%, 05/15/29 (Call 02/15/29)	225	255,728
3.95%, 04/01/30 (Call 01/01/30)	5	6,035
4.40%, 03/01/44 (Call 09/01/43)	5	6,320
NTPC Ltd.
4.38%, 11/26/24(c)	200	214,616
4.50%, 03/19/28(c)	400	429,384
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)(b)	250	250,975
4.25%, 04/01/46 (Call 10/01/45)	100	102,032
5.05%, 10/01/48 (Call 04/01/48)	10	11,636
5.38%, 11/01/40	25	29,738
5.95%, 11/01/39	150	188,446
Ohio Edison Co., 6.88%, 07/15/36	91	123,617
Ohio Power Co., 4.00%, 06/01/49 (Call 12/01/48)	160	192,608
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	25	28,126
3.80%, 08/15/28 (Call 02/15/28)	150	172,794
3.85%, 08/15/47 (Call 02/15/47)	24	27,010
4.15%, 04/01/47 (Call 10/01/46)	75	87,860
OmGrid Funding Ltd., 5.20%, 05/16/27(c)	200	184,730
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(b)	220	218,550
2.75%, 06/01/24 (Call 05/01/24)	305	325,926
2.95%, 04/01/25 (Call 01/01/25)	124	134,942
3.10%, 09/15/49 (Call 03/15/49)	105	115,067
3.70%, 11/15/28 (Call 08/15/28)	155	180,445
3.75%, 04/01/45 (Call 10/01/44)	155	182,999
3.80%, 09/30/47 (Call 03/30/47)	100	119,492
3.80%, 06/01/49 (Call 12/01/48)	220	265,718
4.10%, 11/15/48 (Call 05/15/48)	50	62,590
4.55%, 12/01/41 (Call 06/01/41)	40	50,995
5.25%, 09/30/40	5	6,828
5.30%, 06/01/42 (Call 12/01/41)	205	283,704
7.00%, 09/01/22	10	11,175
7.00%, 05/01/32	68	102,979
7.25%, 01/15/33	110	168,941
7.50%, 09/01/38	5	8,066
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	620	620,558
2.10%, 08/01/27 (Call 06/01/27)	235	228,747
2.50%, 02/01/31 (Call 11/01/30)	670	633,793
3.15%, 01/01/26	500	511,835
3.30%, 08/01/40 (Call 02/01/40)	484	445,159
3.50%, 08/01/50 (Call 02/01/50)	565	511,975
3.85%, 11/15/23 (Call 08/15/23)	100	105,361
4.25%, 08/01/23 (Call 07/01/23)	1,000	1,060,690
4.50%, 07/01/40	200	205,624
4.95%, 07/01/50 (Call 01/01/50)	305	322,916
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	54	58,991
2.95%, 02/01/22 (Call 11/01/21)	85	87,177

Security	Par (000)	Value

Electric (continued)
3.30%, 03/15/51 (Call 09/15/50)	$265	$289,825
3.50%, 06/15/29 (Call 03/15/29)	245	282,196
4.10%, 02/01/42 (Call 08/01/41)	100	119,092
4.13%, 01/15/49 (Call 07/15/48)	180	220,282
4.15%, 02/15/50 (Call 08/15/49)	86	106,213
5.75%, 04/01/37	55	75,632
6.00%, 01/15/39	147	210,704
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	135	140,404
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	50	52,787
3.90%, 03/01/48 (Call 09/01/47)	250	305,725
5.95%, 10/01/36	25	35,981
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	48	51,874
3.60%, 06/01/29 (Call 03/01/29)(b)	123	136,856
Perusahaan Listrik Negara PT
3.88%, 07/17/29(c)	400	428,688
4.13%, 05/15/27(c)	811	884,525
4.88%, 07/17/49(c)	200	221,212
5.25%, 10/24/42(c)	200	229,204
5.25%, 05/15/47(c)	200	229,716
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(c)	600	603,714
4.00%, 06/30/50 (Call 12/30/49)(c)	400	396,224
5.50%, 11/22/21(c)	600	627,798
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	200	200,274
5.25%, 07/01/30 (Call 06/15/25)	205	205,000
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	110	112,533
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	5	5,071
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	215	257,196
6.50%, 11/15/37	200	298,836
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	208	229,907
3.40%, 06/01/23 (Call 03/01/23)	55	58,480
3.50%, 12/01/22 (Call 09/01/22)	65	68,476
3.95%, 03/15/24 (Call 12/15/23)	145	158,434
4.00%, 09/15/47 (Call 03/15/47)	10	11,421
4.70%, 06/01/43 (Call 12/01/42)	90	108,369
5.00%, 03/15/44 (Call 09/15/43)	100	125,793
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	80	85,024
3.95%, 06/01/47 (Call 12/01/46)	260	314,993
4.13%, 06/15/44 (Call 12/15/43)	60	72,811
4.15%, 10/01/45 (Call 04/01/45)	25	30,849
4.15%, 06/15/48 (Call 12/15/47)	115	143,850
4.75%, 07/15/43 (Call 01/15/43)	10	13,034
6.25%, 05/15/39	75	110,055
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	50	51,504
6.00%, 12/01/39	135	185,260
7.75%, 03/01/31	250	364,122
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	397	427,132
8.63%, 04/15/31	235	340,593

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	$100	$102,622
3.55%, 06/15/46 (Call 12/15/45)	100	112,354
3.60%, 09/15/42 (Call 03/15/42)	50	57,588
3.70%, 06/15/28 (Call 12/15/27)	100	115,966
3.80%, 06/15/47 (Call 12/15/46)	160	191,590
4.05%, 09/15/49 (Call 03/15/49)	55	69,247
4.10%, 06/15/48 (Call 12/15/47)	90	113,321
4.30%, 03/15/44 (Call 09/15/43)	6	7,564
6.50%, 08/01/38	55	85,150
Series 17, 6.25%, 09/01/37	35	52,004
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	380	392,905
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	305	307,843
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	250	289,675
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	159	170,839
2.45%, 01/15/30 (Call 10/15/29)	200	216,018
3.00%, 05/15/25 (Call 02/15/25)	14	15,318
3.00%, 05/15/27 (Call 02/15/27)	30	33,205
3.15%, 01/01/50 (Call 07/01/49)	200	220,096
3.20%, 05/15/29 (Call 02/15/29)	74	83,721
3.20%, 08/01/49 (Call 02/01/49)	145	160,521
3.25%, 09/01/23 (Call 08/01/23)	50	53,807
3.60%, 12/01/47 (Call 06/01/47)	75	88,016
3.65%, 09/01/28 (Call 06/01/28)	35	40,630
3.65%, 09/01/42 (Call 03/01/42)	8	9,271
3.70%, 05/01/28 (Call 02/01/28)	150	174,133
3.85%, 05/01/49 (Call 11/01/48)	170	208,903
3.95%, 05/01/42 (Call 11/01/41)	40	48,212
4.15%, 11/01/45 (Call 05/01/45)	50	60,778
Series K, 4.05%, 05/01/45 (Call 11/01/44)	50	60,500
Public Service Electric and Gas Co., 2.70%, 05/01/50 (Call 11/01/49)	140	143,058
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	45	45,646
2.65%, 11/15/22 (Call 10/15/22)	401	418,351
2.88%, 06/15/24 (Call 05/15/24)	70	75,039
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	245	272,033
4.10%, 06/15/30 (Call 03/15/30)(b)	19	21,185
5.63%, 07/15/22 (Call 04/15/22)	30	31,983
6.00%, 09/01/21	100	104,204
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	105	114,152
4.22%, 06/15/48 (Call 12/15/47)	88	108,910
4.30%, 05/20/45 (Call 11/20/44)	38	46,860
4.43%, 11/15/41 (Call 05/15/41)	25	29,594
5.76%, 10/01/39	81	113,944
6.27%, 03/15/37	20	28,505
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	376	406,298
4.15%, 05/15/48 (Call 11/15/47)	25	30,002
4.50%, 08/15/40	25	30,598
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	19	20,420
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	161	182,004
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	147	175,578
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	125	124,063
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(c)	400	432,088

Security	Par (000)	Value

Electric (continued)
5.50%, 04/08/44(c)	$400	$501,084
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(c)	600	707,274
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	46	47,643
2.90%, 02/01/23 (Call 01/01/23)	175	183,494
3.25%, 06/15/27 (Call 03/15/27)	183	198,798
3.40%, 02/01/28 (Call 10/01/27)	165	180,442
3.55%, 06/15/24 (Call 03/15/24)	225	244,345
3.75%, 11/15/25 (Call 08/15/25)	100	112,178
3.80%, 02/01/38 (Call 08/01/37)	55	61,799
4.00%, 02/01/48 (Call 08/01/47)	215	244,079
4.05%, 12/01/23 (Call 09/01/23)	70	76,463
6.00%, 10/15/39	355	482,622
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	38	41,157
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(a)(c)(f)	400	379,424
6.50%, (Call 04/25/24)(a)(c)(f)	200	197,724
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	5	5,028
2.85%, 08/01/29 (Call 05/01/29)	560	588,185
3.65%, 02/01/50 (Call 08/01/49)	410	427,790
4.00%, 04/01/47 (Call 10/01/46)	148	159,408
4.05%, 03/15/42 (Call 09/15/41)	73	77,984
4.50%, 09/01/40 (Call 03/01/40)	5	5,639
4.65%, 10/01/43 (Call 04/01/43)	280	322,084
5.50%, 03/15/40	135	168,304
5.63%, 02/01/36	51	61,794
6.00%, 01/15/34	107	142,793
6.05%, 03/15/39	55	71,419
6.65%, 04/01/29	100	123,169
Series 05-E, 5.35%, 07/15/35	100	127,622
Series 06-E, 5.55%, 01/15/37	130	159,238
Series 08-A, 5.95%, 02/01/38	25	31,878
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	35	36,571
Series A, 4.20%, 03/01/29 (Call 12/01/28)	75	85,776
Series B, 3.65%, 03/01/28 (Call 12/01/27)	195	214,525
Series B, 4.88%, 03/01/49 (Call 09/01/48)	239	283,667
Series C, 3.50%, 10/01/23 (Call 07/01/23)	115	123,709
Series C, 3.60%, 02/01/45 (Call 08/01/44)	75	75,542
Series C, 4.13%, 03/01/48 (Call 09/01/47)	140	153,825
Series D, 3.40%, 06/01/23 (Call 05/01/23)	5	5,324
Series E, 3.70%, 08/01/25 (Call 06/01/25)	35	38,721
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	472	500,348
3.25%, 07/01/26 (Call 04/01/26)	671	746,910
4.25%, 07/01/36 (Call 01/01/36)	285	331,039
4.40%, 07/01/46 (Call 01/01/46)	387	465,004
Series A, 3.70%, 04/30/30 (Call 01/30/30)	55	62,383
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	476	488,352
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	90	102,848
5.15%, 09/15/41	285	332,176
Series F, 4.95%, 12/15/46 (Call 06/15/46)	44	49,405
Southwestern Electric Power Co.
6.20%, 03/15/40	180	255,487
Series J, 3.90%, 04/01/45 (Call 10/01/44)	30	33,041
Series K, 2.75%, 10/01/26 (Call 07/01/26)	569	612,409
Series L, 3.85%, 02/01/48 (Call 08/01/47)	213	234,238
Series M, 4.10%, 09/15/28 (Call 06/15/28)	311	361,152

44	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	$5	$5,446
3.70%, 08/15/47 (Call 02/15/47)	320	365,008
4.50%, 08/15/41 (Call 02/15/41)	10	12,498
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	66	83,413
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	200	212,606
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	200	221,934
SPIC 2016 U.S. dollar Bond Co. Ltd., 3.00%, 12/06/21(c)	200	203,556
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(c)	400	421,628
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(c)	400	440,316
4.85%, 05/07/44(c)	200	268,912
State Grid Overseas Investment 2016 Ltd.
1.63%, 08/05/30 (Call 05/05/30)(c)	200	192,490
2.75%, 05/04/22(c)	200	205,410
2.88%, 05/18/26(c)	200	216,526
3.50%, 05/04/27(c)	1,050	1,168,135
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(c)	200	231,862
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/21)	150	89,297
6.63%, 01/15/28 (Call 01/15/23)(b)	70	67,239
7.25%, 05/15/27 (Call 05/15/22)(b)	40	39,515
7.63%, 06/01/28 (Call 06/01/23)(b)	120	117,666
10.50%, 01/15/26 (Call 01/15/22)(b)	100	68,296
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	70	81,505
4.10%, 06/15/42 (Call 12/15/41)	165	198,054
4.30%, 06/15/48 (Call 12/15/47)	75	92,758
4.35%, 05/15/44 (Call 11/15/43)	60	73,186
6.55%, 05/15/36	90	128,101
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(b)	70	70,975
Three Gorges Finance I Cayman Islands Ltd.
2.30%, 10/16/24 (Call 09/16/24)(c)	400	413,028
3.15%, 06/02/26(c)	400	433,908
3.20%, 10/16/49 (Call 04/16/49)(c)	200	204,846
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)	400	472,328
Toledo Edison Co. (The), 6.15%, 05/15/37	232	319,689
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	75	77,645
6.50%, 03/15/40	111	117,313
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	100	112,848
6.00%, 06/15/40(b)	25	33,806
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	270	265,010
4.00%, 06/15/50 (Call 12/15/49)	100	117,480
4.85%, 12/01/48 (Call 06/01/48)	75	98,003
Union Electric Co.
2.95%, 03/15/30 (Call 12/15/29)	10	11,155
3.25%, 10/01/49 (Call 04/01/49)	115	125,488
3.50%, 03/15/29 (Call 12/15/28)	238	273,288
3.65%, 04/15/45 (Call 10/15/44)	10	11,516
3.90%, 09/15/42 (Call 03/15/42)	197	232,214
4.00%, 04/01/48 (Call 10/01/47)	95	115,907
5.30%, 08/01/37	5	6,636
8.45%, 03/15/39	10	16,586
Virginia Electric & Power Co.
3.30%, 12/01/49 (Call 06/01/49)	105	120,120

Security	Par (000)	Value

Electric (continued)
3.45%, 09/01/22 (Call 06/01/22)	$5	$5,229
4.00%, 01/15/43 (Call 07/15/42)	90	108,858
4.45%, 02/15/44 (Call 08/15/43)	215	277,195
4.60%, 12/01/48 (Call 06/01/48)	75	101,331
6.35%, 11/30/37	153	227,237
8.88%, 11/15/38	126	224,817
Series A, 2.88%, 07/15/29 (Call 04/15/29)	80	88,759
Series A, 3.10%, 05/15/25 (Call 02/15/25)	50	54,661
Series A, 3.15%, 01/15/26 (Call 10/15/25)	170	188,714
Series A, 3.50%, 03/15/27 (Call 12/15/26)	72	81,712
Series A, 3.80%, 04/01/28 (Call 01/01/28)	210	246,513
Series A, 6.00%, 05/15/37	56	79,939
Series B, 2.95%, 11/15/26 (Call 08/15/26)	44	48,742
Series B, 3.80%, 09/15/47 (Call 03/15/47)	56	67,457
Series B, 4.20%, 05/15/45 (Call 11/15/44)	80	100,690
Series C, 2.75%, 03/15/23 (Call 12/15/22)	45	47,093
Series C, 4.00%, 11/15/46 (Call 05/15/46)	30	36,684
Series D, 4.65%, 08/15/43 (Call 02/15/43)	15	19,676
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	173	184,075
4.30%, 07/15/29 (Call 04/15/29)(b)	107	116,185
5.00%, 07/31/27 (Call 07/31/22)(b)	250	260,872
5.50%, 09/01/26 (Call 09/01/21)(b)	125	130,022
5.63%, 02/15/27 (Call 02/15/22)(b)	350	365,750
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	145	161,353
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)	5	5,267
4.30%, 12/15/45 (Call 06/15/45)	40	48,323
4.30%, 10/15/48 (Call 04/15/48)	57	71,668
5.63%, 05/15/33	100	136,961
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)	20	22,188
3.05%, 10/15/27 (Call 07/15/27)	120	132,391
6.38%, 08/15/37	10	14,216
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	140	153,756
3.67%, 12/01/42	15	16,850
4.75%, 11/01/44 (Call 05/01/44)	35	45,253
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/29)	200	214,200
3.30%, 06/01/25 (Call 12/01/24)	234	257,185
3.35%, 12/01/26 (Call 06/01/26)	196	220,124
3.40%, 06/01/30 (Call 12/01/29)	171	193,962
3.50%, 12/01/49 (Call 06/01/49)	253	280,263
4.00%, 06/15/28 (Call 12/15/27)	170	198,645

		143,904,763

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
1.80%, 10/15/27 (Call 08/15/27)	41	42,550
1.95%, 10/15/30 (Call 07/15/30)	30	30,951
2.63%, 12/01/21 (Call 11/01/21)	112	114,484
2.63%, 02/15/23 (Call 11/15/22)	40	41,757
2.75%, 10/15/50 (Call 04/15/50)	56	56,651
3.15%, 06/01/25 (Call 03/01/25)	100	110,453
5.25%, 11/15/39	30	40,288
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	145	146,499
4.75%, 06/15/28 (Call 07/01/23)(b)	120	123,931
7.75%, 01/15/27 (Call 01/15/22)(b)	120	129,956
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	50	51,413

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 11/30/20)	$75	$75,099
5.38%, 06/15/24 (Call 06/15/21)	60	61,370
7.13%, 06/15/25 (Call 06/15/22)(b)	310	334,478
7.25%, 06/15/28 (Call 06/15/23)(b)	290	317,304

		1,677,184

Electronics — 0.2%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	200	214,522
3.05%, 09/22/26 (Call 06/22/26)	55	60,290
3.20%, 10/01/22 (Call 07/01/22)	175	182,726
3.88%, 07/15/23 (Call 04/15/23)	37	39,928
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	290	317,588
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	65	69,288
3.55%, 10/01/27 (Call 07/01/27)	60	64,702
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	19	19,876
2.80%, 02/15/30 (Call 11/15/29)	235	256,839
3.20%, 04/01/24 (Call 02/01/24)	220	236,702
4.35%, 06/01/29 (Call 03/01/29)	46	55,597
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	364	390,940
3.88%, 01/12/28 (Call 10/12/27)	228	252,852
4.00%, 04/01/25 (Call 01/01/25)	15	16,389
4.50%, 03/01/23 (Call 12/01/22)	175	187,229
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	35	35,846
4.63%, 04/15/26 (Call 01/15/26)	47	51,994
4.88%, 12/01/22	350	374,587
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(b)	45	44,856
Competition Team Technologies Ltd., 4.25%, 03/12/29(c)	200	227,402
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	132	148,402
4.88%, 06/15/29 (Call 03/15/29)	122	139,977
4.88%, 05/12/30 (Call 02/12/30)	5	5,788
5.00%, 02/15/23	153	166,441
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	175	192,253
4.30%, 06/15/46 (Call 12/15/45)	150	175,782
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	135	138,648
1.85%, 11/01/21 (Call 10/01/21)	1,070	1,085,098
1.95%, 06/01/30 (Call 03/01/30)	25	26,113
2.15%, 08/08/22 (Call 07/08/22)	231	237,972
2.30%, 08/15/24 (Call 07/15/24)	142	150,991
2.50%, 11/01/26 (Call 08/01/26)	383	419,109
2.80%, 06/01/50 (Call 12/01/49)	215	227,582
3.81%, 11/21/47 (Call 05/21/47)	220	272,292
5.70%, 03/15/36	69	96,401
5.70%, 03/15/37	19	26,755
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	120	129,092
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	100	101,939
5.45%, 12/15/24 (Call 09/15/24)	126	132,345
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(b)	75	76,604
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	210	212,331
3.60%, 01/15/30 (Call 10/15/29)	77	81,773

Security	Par (000)	Value

Electronics (continued)
3.95%, 01/12/28 (Call 10/12/27)	$245	$267,743
4.70%, 09/15/22	55	58,710
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	95	102,748
4.55%, 10/30/24 (Call 07/30/24)	15	16,933
4.60%, 04/06/27 (Call 01/06/27)	245	285,214
LG Display Co. Ltd., 3.88%, 11/15/21(c)	500	515,220
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	235	259,760
Roper Technologies Inc.
0.45%, 08/15/22	90	89,945
1.00%, 09/15/25 (Call 08/15/25)	120	120,680
1.40%, 09/15/27 (Call 07/15/27)	50	50,106
1.75%, 02/15/31 (Call 11/15/30)	530	523,794
2.00%, 06/30/30 (Call 03/30/30)	85	86,114
2.35%, 09/15/24 (Call 08/15/24)	180	190,179
2.80%, 12/15/21 (Call 11/15/21)	525	537,694
2.95%, 09/15/29 (Call 06/15/29)	110	120,170
3.65%, 09/15/23 (Call 08/15/23)	58	62,844
3.80%, 12/15/26 (Call 09/15/26)	288	330,097
3.85%, 12/15/25 (Call 09/15/25)	60	68,021
4.20%, 09/15/28 (Call 06/15/28)	230	272,511
Sensata Technologies BV
4.88%, 10/15/23(b)	75	79,586
5.00%, 10/01/25(b)	125	136,554
5.63%, 11/01/24(b)	125	137,146
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	145	143,543
4.38%, 02/15/30 (Call 11/15/29)(b)	75	78,750
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	355	383,869
4.75%, 12/01/24 (Call 09/01/24)	115	130,484
4.90%, 06/15/28 (Call 03/15/28)	73	85,590
Tsinghua Unic Ltd., 5.38%, 01/31/23(c)	200	72,256
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/21)(b)	40	41,186
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	145	159,255
3.45%, 08/01/24 (Call 05/01/24)	25	27,049
7.13%, 10/01/37	170	254,619

		13,032,211

Energy - Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(b)	120	126,365
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (Call 07/29/22)(c)	200	211,182
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(b)	115	117,649
4.75%, 01/15/30 (Call 01/15/25)(b)	105	112,791
5.00%, 01/31/28 (Call 07/31/27)(b)	130	142,797
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	188	214,322

		925,106

Engineering & Construction — 0.1%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	142	155,543
5.88%, 10/15/24 (Call 07/15/24)	125	137,661
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36 (Call 05/18/35)(c)	200	222,252
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/21)(b)	210	196,753
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(a)(c)(f)	200	199,342

46	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
China Railway Xunjie Co. Ltd., 2.88%, 07/25/22(c)	$200	$205,010
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/22(c)	200	206,352
Delhi International Airport Ltd., 6.13%, 10/31/26(c)	200	203,428
Dianjian Haiyu Ltd., 3.00%, 06/20/22(c)	600	610,620
Dianjian International Finance Ltd., 4.60%, (Call 03/13/23)(a)(c)(f)	200	207,308
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	426	385,815
4.25%, 09/15/28 (Call 06/15/28)	299	266,980
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(b)	35	37,371
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/21)	50	51,256
Hongkong International Qingdao Co. Ltd., 3.90%, 11/11/22(c)	1,000	1,013,840
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/22)(c)	200	204,512
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(b)	35	35,484
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	130	133,572
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(c)	200	179,026
4.25%, 10/31/26 (Call 07/31/26)(c)	400	374,876
5.50%, 10/31/46 (Call 04/30/46)(c)	200	172,090
5.50%, 07/31/47 (Call 01/31/47)(c)	200	171,288
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (Call 03/15/21)(b)	40	41,332
9.75%, 07/15/28 (Call 07/15/23)(b)	50	53,306
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	160	169,875
Sydney Airport Finance Co. Pty Ltd.
3.63%, 04/28/26 (Call 01/28/26)(b)	15	16,134
3.90%, 03/22/23(b)	450	474,133
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(b)	60	61,813
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/21)(b)(d)	125	119,228
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	135	136,855
Yongda Investment Ltd., 2.25%, 06/16/25(c)	200	203,892

		6,646,947

Entertainment — 0.2%
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(b)	50	48,626
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(b)(d)	65	35,112
10.50%, 04/24/26 (Call 06/15/22)(b)	77	39,773
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(b)	200	202,316
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(b)	75	78,373
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(b)	700	720,034
8.13%, 07/01/27 (Call 07/01/23)(b)	345	360,318
Caesars Resort Collection LLC / CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(b)	200	205,148
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/21)(b)	285	270,656
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	95	86,053
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)	75	72,093
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	100	92,589

Security	Par (000)	Value

Entertainment (continued)
5.50%, 05/01/25 (Call 05/01/22)(b)	$170	$172,111
6.50%, 10/01/28 (Call 10/01/23)(b)	75	73,057
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	110	111,545
5.50%, 04/01/27 (Call 04/01/22)(b)	115	119,024
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)	175	146,513
5.13%, 12/15/22 (Call 12/15/20)	100	86,754
8.75%, 05/01/25 (Call 05/01/22)(b)	25	25,807
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/21)(b)	200	181,802
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/21)(b)	50	46,098
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(b)	100	110,917
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/21)(b)	25	21,109
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(b)	50	50,094
International Game Technology PLC
5.25%, 01/15/29 (Call 01/15/24)(b)	200	199,172
6.25%, 01/15/27 (Call 07/15/26)(b)	200	212,456
6.50%, 02/15/25 (Call 08/15/24)(b)	200	213,286
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/21)(b)	60	58,816
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(b)	89	84,038
6.38%, 02/01/24 (Call 02/01/21)(b)	110	105,688
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(b)	195	179,854
4.88%, 11/01/24 (Call 11/01/20)(b)	100	96,344
5.63%, 03/15/26 (Call 03/15/21)(b)	25	23,691
6.50%, 05/15/27 (Call 05/15/23)(b)	260	279,991
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 10/15/21)(b)	50	46,501
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(b)(d)	200	168,456
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)	75	78,055
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(b)	75	76,655
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	50	50,459
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(c)	200	180,668
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/21)(b)	230	230,701
7.00%, 05/15/28 (Call 05/15/23)(b)	130	129,172
7.25%, 11/15/29 (Call 11/15/24)(b)	75	74,355
8.25%, 03/15/26 (Call 03/15/22)(b)	195	197,929
8.63%, 07/01/25 (Call 07/01/22)(b)	145	150,577
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(b)	110	115,460
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/21)(b)	185	171,895
5.50%, 04/15/27 (Call 04/15/22)(b)(d)	90	83,606
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	140	148,240
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(b)	45	42,870

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(b)	$225	$238,030
Twin River Worldwide Holdings Inc., 6.75%, 06/01/27 (Call 06/01/22)(b)	70	70,901
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	100	105,553
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	165	157,576
3.88%, 07/15/30 (Call 07/15/25)(b)	95	95,616
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	140	134,474
7.75%, 04/15/25 (Call 04/15/22)(b)	135	142,071

		7,699,078

Environmental Control — 0.1%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/10/20)(b)	70	72,059
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(b)	130	135,860
5.13%, 07/15/29 (Call 07/15/24)(b)	50	54,381
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	85	86,061
5.88%, 07/01/25 (Call 07/01/21)	75	77,835
6.00%, 01/01/27 (Call 01/01/22)	85	88,740
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(b)	190	190,872
4.25%, 06/01/25 (Call 06/01/22)(b)	120	122,747
5.13%, 12/15/26 (Call 12/15/22)(b)	75	78,703
7.00%, 06/01/26 (Call 06/01/21)(b)	72	75,183
8.50%, 05/01/27 (Call 05/01/22)(b)	51	55,674
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(b)	75	76,703
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	385	372,819
2.30%, 03/01/30 (Call 12/01/29)	7	7,375
2.50%, 08/15/24 (Call 07/15/24)	185	196,439
2.90%, 07/01/26 (Call 04/01/26)	128	140,550
3.05%, 03/01/50 (Call 09/01/49)	244	252,567
3.20%, 03/15/25 (Call 12/15/24)	230	251,487
3.38%, 11/15/27 (Call 08/15/27)	158	177,846
3.55%, 06/01/22 (Call 03/01/22)	316	328,811
3.95%, 05/15/28 (Call 02/15/28)	140	163,482
4.75%, 05/15/23 (Call 02/15/23)	91	99,869
5.70%, 05/15/41 (Call 11/15/40)	25	34,755
Tervita Corp., 7.63%, 12/01/21 (Call 12/01/20)(b)	80	76,969
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	57	60,545
3.50%, 05/01/29 (Call 02/01/29)	95	107,001
4.25%, 12/01/28 (Call 09/01/28)	275	325,570
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	80	83,402
2.90%, 09/15/22 (Call 06/15/22)	194	201,419
3.13%, 03/01/25 (Call 12/01/24)	180	196,700
3.15%, 11/15/27 (Call 08/15/27)	293	329,461
3.50%, 05/15/24 (Call 02/15/24)	31	33,732
3.90%, 03/01/35 (Call 09/01/34)	20	24,344
4.10%, 03/01/45 (Call 09/01/44)	218	267,824
4.15%, 07/15/49 (Call 01/15/49)	300	378,522
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(b)	80	80,823

		5,307,130

Security	Par (000)	Value

Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	$125	$122,620
3.50%, 02/15/23 (Call 12/15/22)(b)	125	127,000
3.50%, 03/15/29 (Call 09/15/23)(b)	190	184,308
4.63%, 01/15/27 (Call 01/15/22)(b)	190	195,951
4.88%, 02/15/30 (Call 02/15/25)(b)	200	212,336
5.75%, 03/15/25 (Call 09/15/21)	168	173,591
5.88%, 02/15/28 (Call 08/15/22)(b)	114	121,604
7.50%, 03/15/26 (Call 03/15/22)(b)	10	11,066
Almarai Sukuk Ltd., 4.31%, 03/05/24(c)	200	214,070
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/21)	175	180,098
5.25%, 09/15/27 (Call 03/01/22)	130	134,705
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	10	10,315
2.50%, 08/02/22	30	30,963
3.13%, 04/24/50 (Call 10/24/49)	43	42,916
3.30%, 03/19/25 (Call 12/19/24)	100	108,926
3.65%, 03/15/23 (Call 02/15/23)	140	149,703
3.95%, 03/15/25 (Call 01/15/25)	96	107,136
4.15%, 03/15/28 (Call 12/15/27)	245	283,592
4.80%, 03/15/48 (Call 09/15/47)	340	430,035
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(c)(d)	400	432,652
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(c)	200	200,058
2.50%, 06/17/30 (Call 03/17/30)(c)	400	398,300
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(b)	120	120,070
7.50%, 04/15/25 (Call 04/15/21)(b)	95	97,827
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	411	431,632
4.30%, 05/01/24 (Call 04/01/24)	272	302,646
4.60%, 11/01/25 (Call 09/01/25)	112	129,972
4.85%, 11/01/28 (Call 08/01/28)	37	45,354
5.30%, 11/01/38 (Call 05/01/38)	218	283,051
5.40%, 11/01/48 (Call 05/01/48)	236	324,557
7.00%, 10/01/28	25	33,474
8.25%, 09/15/30	110	164,308
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	270	296,968
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(b)	90	95,970
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/21)(b)	50	50,098
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/21)(b)	100	95,659
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	175	181,846
2.88%, 04/15/30 (Call 01/15/30)	15	16,253
3.15%, 12/15/21 (Call 09/15/21)	65	66,532
3.20%, 02/10/27 (Call 11/10/26)	157	174,463
3.65%, 02/15/24 (Call 11/15/23)	170	186,063
3.70%, 10/17/23 (Call 09/17/23)	55	59,930
4.00%, 04/17/25 (Call 02/17/25)	64	72,285
4.15%, 02/15/43 (Call 08/15/42)	105	127,430
4.20%, 04/17/28 (Call 01/17/28)	155	181,869
4.55%, 04/17/38 (Call 10/17/37)	230	288,740
4.70%, 04/17/48 (Call 10/17/47)	155	207,531
5.40%, 06/15/40	30	41,016
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(c)	200	211,006
4.70%, 11/10/47 (Call 05/10/47)(c)	200	231,638

48	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.88%, 06/27/44(c)	$200	$236,534
5.95%, (Call 04/17/23)(a)(c)(f)	200	212,840
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	5	5,051
2.05%, 11/15/24 (Call 10/15/24)	130	137,062
2.30%, 08/15/26 (Call 05/15/26)	193	207,270
2.45%, 11/15/29 (Call 08/15/29)	179	193,094
3.13%, 11/15/49 (Call 05/15/49)	160	173,870
3.20%, 08/21/25 (Call 05/21/25)	10	11,087
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/21)(b)	79	78,782
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/15/21)	46	46,385
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	95	102,126
3.20%, 10/01/26 (Call 07/01/26)	257	282,402
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/21)(b)	275	283,272
6.75%, 02/15/28 (Call 02/15/23)(b)	400	439,788
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(b)	185	201,863
6.50%, 04/15/29 (Call 04/15/24)(b)	115	129,191
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	349	389,365
3.50%, 03/15/25	366	409,243
4.25%, 03/15/35	130	155,099
4.38%, 03/15/45	34	40,160
KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26 (Call 10/15/22)(b)	35	37,872
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	35	35,747
2.65%, 12/01/23	202	213,874
3.25%, 04/01/26	15	16,660
3.40%, 11/15/27 (Call 08/15/27)	208	233,280
4.30%, 05/15/28 (Call 02/15/28)	125	146,976
4.50%, 04/01/46	115	142,368
Series B, 7.45%, 04/01/31	171	250,544
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(d)	165	234,411
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	700	714,322
3.75%, 04/01/30 (Call 01/01/30)(b)	185	194,553
3.88%, 05/15/27 (Call 02/15/27)(b)	155	163,908
3.95%, 07/15/25 (Call 04/15/25)	278	300,968
4.25%, 03/01/31 (Call 12/01/30)(b)	140	151,939
4.38%, 06/01/46 (Call 12/01/45)	475	488,024
4.63%, 01/30/29 (Call 10/30/28)	200	222,214
4.63%, 10/01/39 (Call 04/01/39)(b)	225	241,756
4.88%, 10/01/49 (Call 04/01/49)(b)	255	269,476
5.00%, 07/15/35 (Call 01/15/35)	160	184,397
5.00%, 06/04/42	505	555,394
5.20%, 07/15/45 (Call 01/15/45)	375	415,001
5.50%, 06/01/50 (Call 12/01/49)(b)	145	165,294
6.38%, 07/15/28	40	49,038
6.50%, 02/09/40	150	191,442
6.75%, 03/15/32	150	196,748
6.88%, 01/26/39	75	100,602
7.13%, 08/01/39(b)	185	249,968
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	30	31,061
2.65%, 10/15/26 (Call 07/15/26)	300	324,741

Security	Par (000)	Value

Food (continued)
2.80%, 08/01/22 (Call 07/01/22)	$5	$5,194
2.95%, 11/01/21 (Call 10/01/21)	5	5,116
3.40%, 04/15/22 (Call 01/15/22)	34	35,216
3.50%, 02/01/26 (Call 11/01/25)	35	39,220
3.70%, 08/01/27 (Call 05/01/27)	186	212,724
3.85%, 08/01/23 (Call 05/01/23)	111	120,292
3.95%, 01/15/50 (Call 07/15/49)	100	116,485
4.45%, 02/01/47 (Call 08/01/46)	191	232,182
4.50%, 01/15/29 (Call 10/15/28)	200	243,160
4.65%, 01/15/48 (Call 07/15/47)	205	256,562
5.00%, 04/15/42 (Call 10/15/41)	25	31,625
5.15%, 08/01/43 (Call 02/01/43)	185	241,554
5.40%, 07/15/40 (Call 01/15/40)	230	297,878
5.40%, 01/15/49 (Call 07/15/48)	100	137,494
6.90%, 04/15/38	39	56,791
7.50%, 04/01/31	30	43,455
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	150	155,316
4.88%, 11/01/26 (Call 11/01/21)(b)	150	155,640
4.88%, 05/15/28 (Call 11/15/27)(b)	140	151,817
MARB BondCo PLC, 6.88%, 01/19/25 (Call 01/19/21)(c)	200	207,018
Mars Inc.
2.70%, 04/01/25 (Call 03/01/25)(b)	35	37,734
3.20%, 04/01/30 (Call 01/01/30)(b)	26	29,625
3.60%, 04/01/34 (Call 01/01/34)(b)	22	26,106
3.88%, 04/01/39 (Call 10/01/38)(b)	100	117,418
3.95%, 04/01/49 (Call 10/01/48)(b)	125	151,663
4.13%, 04/01/54 (Call 10/01/53)(b)	250	313,740
4.20%, 04/01/59 (Call 10/01/58)(b)	184	233,634
McCormick & Co. Inc.
3.40%, 08/15/27 (Call 05/15/27)	250	278,492
4.20%, 08/15/47 (Call 02/15/47)	110	135,574
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	39	40,477
3.15%, 08/15/24 (Call 06/15/24)	150	162,506
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(c)	200	208,464
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)(b)	245	248,565
2.13%, 09/19/22(b)	107	110,208
2.25%, 09/19/24 (Call 08/19/24)(b)	250	262,157
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	180	184,759
1.50%, 02/04/31 (Call 11/04/30)	140	135,740
2.63%, 09/04/50 (Call 03/04/50)	75	71,208
2.75%, 04/13/30 (Call 01/13/30)	350	377,384
3.63%, 05/07/23 (Call 04/07/23)	75	80,418
3.63%, 02/13/26 (Call 12/13/25)	150	169,128
4.13%, 05/07/28 (Call 02/07/28)	80	94,658
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(c)	400	426,128
Nestle Holdings Inc.
2.38%, 11/17/22(c)	23	23,915
3.35%, 09/24/23 (Call 08/24/23)(b)	365	394,069
3.63%, 09/24/28 (Call 06/24/28)(b)	50	58,240
3.90%, 09/24/38 (Call 03/24/38)(b)	150	186,900
4.00%, 09/24/48 (Call 03/24/48)(b)	355	456,832
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/21)(b)	200	204,718
5.88%, 09/30/27 (Call 09/30/22)(b)	160	169,102

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(b)	$310	$318,540
5.00%, 08/15/26 (Call 08/15/21)(b)	300	310,068
5.50%, 12/15/29 (Call 12/15/24)(b)	130	140,472
5.63%, 01/15/28 (Call 12/01/22)(b)	215	226,496
5.75%, 03/01/27 (Call 03/01/22)(b)	250	261,920
Safeway Inc., 7.25%, 02/01/31	100	112,627
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/09/23)(b)	40	40,614
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(c)	400	434,264
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(b)	130	129,019
7.75%, 01/15/24 (Call 01/15/21)(b)	50	52,237
Smithfield Foods Inc.
4.25%, 02/01/27 (Call 11/01/26)(b)	170	185,360
5.20%, 04/01/29 (Call 01/01/29)(b)	174	201,943
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	12	12,176
2.60%, 06/12/22	65	67,119
3.25%, 07/15/27 (Call 04/15/27)	268	291,311
3.30%, 07/15/26 (Call 04/15/26)	250	272,430
3.30%, 02/15/50 (Call 08/15/49)	39	36,993
3.55%, 03/15/25 (Call 01/15/25)	90	98,221
3.75%, 10/01/25 (Call 07/01/25)	104	115,125
4.45%, 03/15/48 (Call 09/15/47)	120	131,772
4.50%, 04/01/46 (Call 10/01/45)	220	244,757
4.85%, 10/01/45 (Call 04/01/45)	70	81,068
5.38%, 09/21/35	80	97,681
5.65%, 04/01/25 (Call 03/01/25)	145	171,026
5.95%, 04/01/30 (Call 01/01/30)	275	351,073
6.60%, 04/01/50 (Call 10/01/49)	265	372,834
Tesco PLC, 6.15%, 11/15/37(b)	205	260,321
TreeHouse Foods Inc.
4.00%, 09/01/28 (Call 09/01/23)	100	100,294
6.00%, 02/15/24 (Call 02/15/21)(b)	200	204,524
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	239	269,272
3.90%, 09/28/23 (Call 08/28/23)	180	196,513
3.95%, 08/15/24 (Call 05/15/24)	340	378,430
4.35%, 03/01/29 (Call 12/01/28)	45	53,973
4.50%, 06/15/22 (Call 03/15/22)	337	355,282
4.55%, 06/02/47 (Call 12/02/46)	168	209,587
4.88%, 08/15/34 (Call 02/15/34)	215	277,511
5.10%, 09/28/48 (Call 03/28/48)	199	268,875
5.15%, 08/15/44 (Call 02/15/44)	155	204,186
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/21)(b)	105	105,299
6.25%, 04/15/25 (Call 04/15/22)(b)	205	214,135
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	40	40,426

		34,677,270

Food Service — 0.0%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	100	99,313
5.00%, 04/01/25 (Call 04/01/21)(b)	100	101,497
5.00%, 02/01/28 (Call 02/01/23)(b)	243	245,282
6.38%, 05/01/25 (Call 05/01/22)(b)	260	272,867

		718,959

Security	Par (000)	Value

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	$245	$261,579
5.15%, 01/29/50 (Call 07/29/49)(c)	450	484,969
5.50%, 11/02/47 (Call 05/02/47)	70	78,464
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	90	90,886
5.38%, 02/01/25(b)(d)	75	79,131
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	5	5,156
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	95	107,838
Georgia-Pacific LLC
1.75%, 09/30/25 (Call 08/30/25)(b)	341	354,292
2.10%, 04/30/27 (Call 02/28/27)(b)	212	220,843
2.30%, 04/30/30 (Call 01/30/30)(b)	79	82,745
3.60%, 03/01/25 (Call 12/01/24)(b)	15	16,706
3.73%, 07/15/23 (Call 04/15/23)(b)	310	334,360
7.75%, 11/15/29	50	73,534
8.00%, 01/15/24	175	213,724
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	285	325,416
4.35%, 08/15/48 (Call 02/15/48)	258	317,363
4.40%, 08/15/47 (Call 02/15/47)	147	180,623
4.80%, 06/15/44 (Call 12/15/43)	177	219,457
5.00%, 09/15/35 (Call 03/15/35)	136	175,183
5.15%, 05/15/46 (Call 11/15/45)	232	302,386
6.00%, 11/15/41 (Call 05/15/41)	49	67,258
7.30%, 11/15/39	180	265,217
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(c)	200	212,198
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)	50	47,625
6.50%, 02/01/24 (Call 02/01/21)	85	85,425
7.38%, 01/15/25 (Call 01/15/21)	100	101,627
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 11/30/20)(d)	75	74,248
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(b)	75	79,088
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	125	150,072
Suzano Austria GmbH
3.75%, 01/15/31 (Call 10/15/30)	15	15,415
7.00%, 03/16/47 (Call 09/16/46)(c)	400	484,856

		5,507,684

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	125	133,894
5.63%, 05/20/24 (Call 03/20/24)	150	159,745
5.75%, 05/20/27 (Call 02/20/27)	100	110,297
5.88%, 08/20/26 (Call 05/20/26)	120	131,698
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	349	384,458
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	95	104,250
3.00%, 06/15/27 (Call 03/15/27)	25	27,723
3.38%, 09/15/49 (Call 03/15/49)	90	101,551
4.13%, 10/15/44 (Call 04/15/44)	55	67,449
4.13%, 03/15/49 (Call 09/15/48)	175	218,685
4.15%, 01/15/43 (Call 07/15/42)	95	115,265
4.30%, 10/01/48 (Call 04/01/48)	43	55,315
5.50%, 06/15/41 (Call 12/15/40)	143	197,609
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	360	392,584
3.15%, 08/01/27 (Call 05/01/27)(b)	75	82,496

50	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.49%, 02/15/42(b)	$115	$141,026
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29 (Call 12/04/28)(b)	250	287,822
4.27%, 03/15/48 (Call 09/15/47)(b)	25	30,763
4.49%, 03/04/49 (Call 09/04/48)(b)	186	237,401
4.50%, 03/10/46 (Call 09/10/45)(b)	10	12,570
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	90	90,329
3.55%, 04/01/23 (Call 03/01/23)	225	240,806
4.00%, 04/01/28 (Call 01/01/28)	155	179,372
4.10%, 09/01/47 (Call 03/01/47)	90	105,546
5.85%, 01/15/41 (Call 07/15/40)	5	6,843
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	40	43,066
3.60%, 12/15/24 (Call 09/15/24)	25	27,494
4.60%, 12/15/44 (Call 06/15/44)	135	165,310
4.80%, 11/01/43 (Call 05/01/43)	258	314,716
Series A, 2.50%, 11/15/24 (Call 10/15/24)	160	169,944
Series B, 3.00%, 11/15/29 (Call 08/15/29)	263	287,054
Series C, 3.90%, 11/15/49 (Call 05/15/49)	100	113,207
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	10	10,183
2.00%, 06/15/30 (Call 03/15/30)(b)	10	10,268
3.00%, 06/15/50 (Call 12/15/49)(b)	10	10,190
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	210	230,710
5.82%, 04/01/41(b)	10	13,622
Korea Gas Corp.
2.88%, 07/16/29(c)	500	550,350
3.50%, 07/21/25(c)	400	445,820
3.88%, 02/12/24(c)	400	437,804
Nakilat Inc., 6.07%, 12/31/33(b)	300	382,536
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	50	52,004
3.95%, 09/15/27 (Call 06/15/27)	185	186,674
4.75%, 09/01/28 (Call 06/01/28)	95	98,657
4.90%, 12/01/21 (Call 09/01/21)	22	22,718
5.20%, 07/15/25 (Call 04/15/25)	50	54,716
5.50%, 01/15/26 (Call 12/15/25)	46	50,324
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	420	419,227
1.70%, 02/15/31 (Call 11/15/30)	205	201,011
2.95%, 09/01/29 (Call 06/01/29)	220	238,082
3.49%, 05/15/27 (Call 02/15/27)	287	319,405
3.60%, 05/01/30 (Call 02/01/30)	45	51,161
3.95%, 03/30/48 (Call 09/30/47)	78	90,868
4.38%, 05/15/47 (Call 11/15/46)	227	279,303
4.80%, 02/15/44 (Call 08/15/43)	155	195,362
5.25%, 02/15/43 (Call 08/15/42)	65	84,807
5.65%, 02/01/45 (Call 08/01/44)	205	284,317
5.95%, 06/15/41 (Call 12/15/40)	55	75,714
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	10	10,427
4.50%, 11/01/48 (Call 05/01/48)	210	266,740
4.66%, 02/01/44 (Call 08/01/43)	10	12,912
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(c)	400	438,412
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	215	230,529
3.50%, 06/01/29 (Call 03/01/29)	350	396,053
3.64%, 11/01/46 (Call 05/01/46)	24	26,403

Security	Par (000)	Value

Gas (continued)
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/21)(b)	$100	$93,223
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	15	16,226
3.20%, 06/15/25 (Call 03/15/25)	150	164,250
3.75%, 09/15/42 (Call 03/15/42)	48	54,554
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	320	345,258
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	215	263,407
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	58	73,271
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	10	12,054
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	45	48,190
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	100	104,923
3.25%, 06/15/26 (Call 03/15/26)	18	19,781
3.95%, 10/01/46 (Call 04/01/46)	25	27,484
4.40%, 06/01/43 (Call 12/01/42)	45	53,073
4.40%, 05/30/47 (Call 11/30/46)	34	40,826
5.88%, 03/15/41 (Call 09/15/40)	74	101,758
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	250	247,715
Southern Star Central Corp., 5.13%, 07/15/22 (Call 11/30/20)(b)	33	32,997
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	10	10,398
3.70%, 04/01/28 (Call 01/01/28)	200	227,904
3.80%, 09/29/46 (Call 03/29/46)	60	66,541
4.15%, 06/01/49 (Call 12/01/48)	50	58,834
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	210	234,853
Series K, 3.80%, 09/15/46 (Call 03/15/46)	10	11,361

		13,222,478

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 02/15/21)(b)	75	69,247
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(b)	30	31,223
6.38%, 02/15/26 (Call 02/15/22)(b)	40	42,556
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	180	195,527
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	50	52,984
4.10%, 03/01/48 (Call 09/01/47)	65	79,139
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	7	7,460
3.40%, 03/01/26 (Call 01/01/26)	288	322,946
4.00%, 03/15/60 (Call 03/15/25)(a)	17	17,722
4.25%, 11/15/28 (Call 08/15/28)	120	143,705
4.85%, 11/15/48 (Call 05/15/48)	155	213,649
5.20%, 09/01/40	60	81,506

		1,257,664

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	245	245,255
1.40%, 06/30/30 (Call 03/30/30)	225	224,620
2.95%, 03/15/25 (Call 12/15/24)	119	130,305
3.40%, 11/30/23 (Call 09/30/23)	297	322,102
3.75%, 11/30/26 (Call 08/30/26)	808	938,201
3.88%, 09/15/25 (Call 06/15/25)	175	199,323
4.75%, 11/30/36 (Call 05/30/36)	318	424,253
4.75%, 04/15/43 (Call 10/15/42)	120	162,613
4.90%, 11/30/46 (Call 05/30/46)	480	676,555

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
5.30%, 05/27/40	$110	$159,259
6.00%, 04/01/39	75	114,685
Alcon Finance Corp., 3.00%, 09/23/29 (Call 06/23/29)(b)	215	231,213
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	295	305,425
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/21)(b)	260	271,718
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	189	205,243
3.50%, 08/15/46 (Call 02/15/46)	160	176,914
3.75%, 10/01/25 (Call 09/01/25)(b)	35	39,535
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	35	36,839
3.45%, 03/01/24 (Call 02/01/24)	100	108,178
3.75%, 03/01/26 (Call 01/01/26)	240	272,124
3.85%, 05/15/25	134	151,507
4.00%, 03/01/29 (Call 12/01/28)	119	137,507
4.55%, 03/01/39 (Call 09/01/38)	315	389,901
4.70%, 03/01/49 (Call 09/01/48)	192	248,941
7.00%, 11/15/35	55	80,169
7.38%, 01/15/40	135	210,334
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	63	69,868
4.38%, 09/15/45 (Call 03/15/45)	92	118,617
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	55	59,611
DH Europe Finance II Sarl
2.05%, 11/15/22	32	33,008
2.20%, 11/15/24 (Call 10/15/24)	175	184,581
2.60%, 11/15/29 (Call 08/15/29)	322	349,141
3.25%, 11/15/39 (Call 05/15/39)	310	344,370
3.40%, 11/15/49 (Call 05/15/49)	170	194,507
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	220	259,774
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (Call 09/15/22)(b)	75	77,995
5.00%, 02/15/25 (Call 02/15/21)(b)	100	102,786
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	215	216,275
4.63%, 02/01/28 (Call 02/01/23)(b)	75	78,387
Koninklijke Philips NV, 5.00%, 03/15/42	285	370,717
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	95	107,407
Medtronic Inc.
3.50%, 03/15/25	309	347,344
4.38%, 03/15/35	586	782,257
4.63%, 03/15/45	410	557,415
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(b)	120	125,380
7.38%, 06/01/25 (Call 06/01/22)(b)	95	99,752
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	600	596,466
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	25	25,263
1.95%, 06/15/30 (Call 03/15/30)	65	65,905
2.90%, 06/15/50 (Call 12/15/49)	10	10,121
3.38%, 05/15/24 (Call 02/15/24)	225	244,136
3.38%, 11/01/25 (Call 08/01/25)	155	172,921
3.50%, 03/15/26 (Call 12/15/25)	192	216,000
3.65%, 03/07/28 (Call 12/07/27)	126	144,042
4.10%, 04/01/43 (Call 10/01/42)	45	52,959
4.38%, 05/15/44 (Call 11/15/43)	52	63,407

Security	Par (000)	Value

Health Care - Products (continued)
4.63%, 03/15/46 (Call 09/15/45)	$320	$413,888
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	115	120,528
4.63%, 11/15/27 (Call 11/15/22)	100	105,589
4.88%, 06/01/26 (Call 06/01/21)	75	78,205
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	175	190,283
2.95%, 09/19/26 (Call 06/19/26)	265	293,249
3.00%, 04/15/23 (Call 02/15/23)	446	471,569
3.20%, 08/15/27 (Call 05/15/27)	275	308,157
3.65%, 12/15/25 (Call 09/09/25)	329	369,687
4.13%, 03/25/25 (Call 02/25/25)	91	103,428
4.15%, 02/01/24 (Call 11/01/23)	257	283,206
4.50%, 03/25/30 (Call 12/25/29)	250	309,842
5.30%, 02/01/44 (Call 08/01/43)	5	6,978
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	100	102,264
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	10	10,939
3.15%, 04/01/22 (Call 02/01/22)	136	140,362
3.38%, 11/30/21 (Call 08/30/21)	205	209,834
3.55%, 04/01/25 (Call 01/01/25)	357	392,836
3.70%, 03/19/23 (Call 02/19/23)	240	256,339
4.45%, 08/15/45 (Call 02/15/45)	140	158,612
5.75%, 11/30/39	65	83,410

		16,942,336

Health Care - Services — 0.9%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	115	118,747
5.50%, 07/01/28 (Call 07/01/23)(b)	105	109,728
5.63%, 02/15/23 (Call 02/15/21)	128	128,847
6.50%, 03/01/24 (Call 03/01/21)	75	77,073
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	65	67,434
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	53	57,297
3.83%, 08/15/28 (Call 05/15/28)	17	19,299
4.27%, 08/15/48 (Call 02/15/48)	35	43,488
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	111	113,268
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	364	378,203
2.80%, 06/15/23 (Call 04/15/23)	155	162,933
3.50%, 11/15/24 (Call 08/15/24)	186	203,586
3.88%, 08/15/47 (Call 02/15/47)	248	275,116
4.13%, 11/15/42 (Call 05/15/42)	239	273,065
4.50%, 05/15/42 (Call 11/15/41)	240	283,366
4.75%, 03/15/44 (Call 09/15/43)	195	239,242
6.63%, 06/15/36	108	154,722
6.75%, 12/15/37	75	110,699
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(b)	75	79,303
Air Methods Corp., 8.00%, 05/15/25 (Call 05/15/21)(b)	75	55,427
Akumin Inc., 7.00%, 11/01/25 (Call 10/23/22)(b)	70	69,127
Allina Health System, Series 2019, 3.89%, 04/15/49	103	116,677
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	480	493,382
2.38%, 01/15/25 (Call 12/15/24)	201	213,179
2.88%, 09/15/29 (Call 06/15/29)	90	96,892
2.95%, 12/01/22 (Call 11/01/22)	30	31,457
3.13%, 05/15/22	114	118,665
3.13%, 05/15/50 (Call 11/15/49)	170	175,093

52	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.30%, 01/15/23	$526	$557,770
3.35%, 12/01/24 (Call 10/01/24)	241	264,249
3.50%, 08/15/24 (Call 05/15/24)	180	196,625
3.65%, 12/01/27 (Call 09/01/27)	492	556,093
3.70%, 09/15/49 (Call 03/15/49)	132	149,683
4.10%, 03/01/28 (Call 12/01/27)	430	496,164
4.38%, 12/01/47 (Call 06/01/47)	304	376,996
4.55%, 03/01/48 (Call 09/01/47)	210	266,740
4.63%, 05/15/42	265	331,250
4.65%, 01/15/43	170	213,375
4.65%, 08/15/44 (Call 02/15/44)	235	295,151
5.10%, 01/15/44	110	147,686
6.38%, 06/15/37	85	122,238
Ascension Health
3.95%, 11/15/46	377	458,409
4.85%, 11/15/53	70	99,135
Series B, 2.53%, 11/15/29 (Call 08/15/29)	10	10,576
Banner Health
2.34%, 01/01/30 (Call 10/01/29)	70	71,961
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	88	91,081
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	100	119,783
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	8	9,690
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	25	27,835
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (Call 10/15/21)(b)	100	102,163
5.00%, 07/15/27 (Call 07/15/22)(b)	90	94,134
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	290	301,008
3.38%, 02/15/30 (Call 02/15/25)	365	378,366
4.25%, 12/15/27 (Call 12/15/22)	450	473,535
4.63%, 12/15/29 (Call 12/15/24)	655	713,118
4.75%, 01/15/25 (Call 01/15/21)	395	405,966
5.38%, 06/01/26 (Call 06/01/21)(b)	325	341,773
5.38%, 08/15/26 (Call 08/15/21)(b)	195	206,263
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(b)	130	136,059
5.50%, 04/01/26 (Call 04/01/21)(b)	85	88,836
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	49	45,204
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	25	28,401
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/21)	490	485,639
6.63%, 02/15/25 (Call 02/15/22)(b)	350	343,385
6.88%, 04/01/28 (Call 04/01/23)(b)	265	137,495
8.00%, 03/15/26 (Call 03/15/22)(b)	450	451,543
8.00%, 12/15/27 (Call 12/15/22)(b)	134	132,025
8.13%, 06/30/24 (Call 06/30/21)(b)	250	192,675
8.63%, 01/15/24 (Call 01/15/21)(b)	175	178,435
9.88%, 06/30/23 (Call 06/30/21)(b)(d)(h)	350	293,170
City of Hope
Series 2013, 5.62%, 11/15/43	5	6,833
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	40	46,828
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	92	92,303
2.78%, 10/01/30 (Call 04/01/30)	93	92,950
2.95%, 11/01/22	15	15,538

Security	Par (000)	Value

Health Care - Services (continued)
3.35%, 10/01/29 (Call 04/01/29)	$97	$101,367
3.82%, 10/01/49 (Call 04/01/49)	193	204,277
3.91%, 10/01/50 (Call 04/01/50)	75	73,634
4.19%, 10/01/49 (Call 04/01/49)	170	174,284
4.35%, 11/01/42	10	10,914
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	44	46,480
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	55	62,991
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	270	259,567
4.63%, 06/01/30 (Call 06/01/25)(b)	335	340,239
Dignity Health, 5.27%, 11/01/64	73	88,641
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	115	137,957
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)	33	33,960
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	130	133,168
4.75%, 02/01/30 (Call 02/01/25)	130	135,322
5.75%, 11/01/24 (Call 11/01/20)	123	123,000
5.75%, 09/15/25 (Call 09/15/21)	75	77,466
Fresenius Medical Care U.S. Finance III Inc., 2.38%, 02/16/31 (Call 11/16/30)(b)	700	689,052
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(b)	120	118,500
Hackensack Meridian Health Inc.
4.50%, 07/01/57 (Call 01/01/57)	50	62,325
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	117	113,434
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(b)	50	48,697
Hartford HealthCare Corp., 3.45%, 07/01/54	18	17,542
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	675	689,310
4.13%, 06/15/29 (Call 03/15/29)	77	87,253
4.50%, 02/15/27 (Call 08/15/26)	230	260,606
4.75%, 05/01/23	385	420,116
5.00%, 03/15/24	380	425,342
5.13%, 06/15/39 (Call 12/15/38)	319	387,926
5.25%, 04/15/25	210	243,211
5.25%, 06/15/26 (Call 12/15/25)	417	486,134
5.25%, 06/15/49 (Call 12/15/48)	292	357,134
5.38%, 02/01/25	461	510,797
5.38%, 09/01/26 (Call 03/01/26)	195	219,084
5.50%, 06/15/47 (Call 12/15/46)	380	473,385
5.63%, 09/01/28 (Call 03/01/28)	275	319,847
5.88%, 05/01/23	175	190,409
5.88%, 02/15/26 (Call 08/15/25)	250	282,552
5.88%, 02/01/29 (Call 08/01/28)	235	276,835
7.50%, 11/06/33	35	47,038
7.50%, 11/15/95	25	31,610
7.69%, 06/15/25	100	119,706
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	35	35,688
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	172	180,024
3.13%, 08/15/29 (Call 05/15/29)	125	137,099
3.15%, 12/01/22 (Call 09/01/22)	25	26,189
3.85%, 10/01/24 (Call 07/01/24)	234	258,247
3.95%, 03/15/27 (Call 12/15/26)	276	313,657
3.95%, 08/15/49 (Call 02/15/49)	95	111,838

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 04/01/25 (Call 03/01/25)	$20	$22,910
4.63%, 12/01/42 (Call 06/01/42)	230	288,974
4.80%, 03/15/47 (Call 09/14/46)	60	77,689
4.88%, 04/01/30 (Call 01/01/30)	50	61,939
4.95%, 10/01/44 (Call 04/01/44)	209	274,283
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	82	98,502
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	5	5,357
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(b)	200	207,492
5.00%, 05/15/27 (Call 05/15/22)(b)	200	210,152
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	8	9,437
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	60	66,251
4.15%, 05/01/47 (Call 11/01/46)	420	511,274
4.88%, 04/01/42	13	17,343
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	182	197,279
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	400	422,676
3.20%, 02/01/22	8	8,269
3.60%, 02/01/25 (Call 11/01/24)	400	442,204
3.60%, 09/01/27 (Call 06/01/27)	178	202,183
3.75%, 08/23/22 (Call 05/23/22)	45	47,194
4.70%, 02/01/45 (Call 08/01/44)	275	347,625
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(b)	140	138,610
6.75%, 04/15/25 (Call 04/15/22)(b)	140	148,205
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	175	184,434
Mayo Clinic
Series 2013, 4.00%, 11/15/47	135	161,424
Series 2016, 4.13%, 11/15/52	50	63,259
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/20)(b)	90	90,583
6.25%, 01/15/27 (Call 01/15/22)(b)	200	206,290
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	15	15,967
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	110	135,539
5.00%, 07/01/42	45	60,504
Series 2015, 4.20%, 07/01/55	8	10,188
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	62	62,302
Molina Healthcare Inc.
4.38%, 06/15/28 (Call 06/15/23)(b)	145	148,525
4.88%, 06/15/25 (Call 06/15/21)(b)	140	142,752
5.38%, 11/15/22 (Call 08/15/22)	100	103,973
Montefiore Obligated Group
4.29%, 09/01/50	10	9,966
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	35	39,566
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	33	34,596
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	160	165,677
New York and Presbyterian Hospital (The)
2.61%, 08/01/60 (Call 02/01/60)	175	163,550
4.02%, 08/01/45	160	196,022
Series 2019, 3.95%, 12/31/99 (Call 02/01/19)	142	155,197
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	25	26,446
3.98%, 11/01/46 (Call 11/01/45)	190	202,918
4.26%, 11/01/47 (Call 11/01/46)	70	77,839

Security	Par (000)	Value

Health Care - Services (continued)
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	$35	$36,810
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	15	16,854
Partners Healthcare System Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	50	56,042
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	205	212,540
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	25	31,294
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 10/27/22)(b)	70	70,489
Providence Service Corp. (The), 5.88%, 11/15/25 (Call 11/15/22)(b)	30	30,534
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	86	90,519
Series A, 3.93%, 10/01/48 (Call 04/01/48)	25	28,240
Series I, 3.74%, 10/01/47	295	336,548
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	235	251,553
2.95%, 06/30/30 (Call 03/30/30)	175	189,905
3.45%, 06/01/26 (Call 03/01/26)	62	70,152
3.50%, 03/30/25 (Call 12/30/24)	80	88,733
4.20%, 06/30/29 (Call 03/30/29)	300	353,067
4.70%, 03/30/45 (Call 09/30/44)	15	18,738
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(b)	135	143,853
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(c)	200	196,486
4.95%, 01/17/28 (Call 10/17/27)(c)	200	206,444
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	225	242,390
Roche Holdings Inc.
2.63%, 05/15/26 (Call 02/15/26)(b)	360	394,614
3.00%, 11/10/25 (Call 08/10/25)(b)	5	5,543
3.63%, 09/17/28 (Call 06/17/28)(b)	200	233,706
4.00%, 11/28/44 (Call 05/28/44)(b)	5	6,481
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	100	104,753
3.95%, 07/01/46 (Call 07/01/45)	100	111,497
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	235	247,735
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	20	21,466
Series A, 3.82%, 06/01/27 (Call 03/01/27)	295	325,532
Stanford Health Care
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	28	32,976
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	10	11,182
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/21)(b)	50	49,315
10.00%, 04/15/27 (Call 04/15/22)(b)	95	101,683
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	54	59,509
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	86	96,501
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	104	104,125
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	134	133,508
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/21)	330	335,551
4.63%, 09/01/24 (Call 09/01/21)(b)	95	97,273
4.63%, 06/15/28 (Call 06/15/23)(b)	150	152,764
4.88%, 01/01/26 (Call 03/01/22)(b)	360	365,076
5.13%, 05/01/25 (Call 05/01/21)	200	197,906

54	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.13%, 11/01/27 (Call 11/01/22)(b)	$290	$298,598
6.13%, 10/01/28 (Call 10/01/23)(b)	470	455,815
6.25%, 02/01/27 (Call 02/01/22)(b)	185	192,100
6.75%, 06/15/23	350	369,075
6.88%, 11/15/31	125	124,030
7.00%, 08/01/25 (Call 08/01/21)	100	102,500
7.50%, 04/01/25 (Call 04/01/22)(b)	80	86,185
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	55	48,727
4.33%, 11/15/55	25	31,998
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	36	41,468
6.02%, 11/15/48	25	27,898
Series B, 5.33%, 11/15/28	12	13,465
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	62	65,316
UnitedHealth Group Inc.
1.25%, 01/15/26 (Call 12/15/25)	35	35,651
2.00%, 05/15/30 (Call 02/15/30)	567	589,470
2.38%, 10/15/22	171	177,936
2.38%, 08/15/24	160	170,323
2.75%, 02/15/23 (Call 11/15/22)	191	200,122
2.75%, 05/15/40 (Call 11/15/39)	15	15,722
2.88%, 12/15/21	391	402,073
2.88%, 03/15/22 (Call 12/15/21)	180	185,078
2.88%, 03/15/23	120	126,893
2.88%, 08/15/29	120	133,118
2.90%, 05/15/50 (Call 11/15/49)	60	62,744
2.95%, 10/15/27	205	227,915
3.10%, 03/15/26	392	437,080
3.13%, 05/15/60 (Call 11/15/59)	300	323,862
3.35%, 07/15/22	485	509,847
3.38%, 04/15/27	85	95,989
3.45%, 01/15/27	185	209,953
3.50%, 06/15/23	755	816,751
3.50%, 02/15/24	379	414,630
3.50%, 08/15/39 (Call 02/15/39)	270	308,675
3.70%, 08/15/49 (Call 02/15/49)	255	305,283
3.75%, 07/15/25	760	864,401
3.75%, 10/15/47 (Call 04/15/47)	153	181,377
3.85%, 06/15/28	420	491,938
3.88%, 12/15/28	330	390,357
3.88%, 08/15/59 (Call 02/15/59)	265	323,101
3.95%, 10/15/42 (Call 04/15/42)	41	49,722
4.20%, 01/15/47 (Call 07/15/46)	64	80,602
4.25%, 03/15/43 (Call 09/15/42)	229	287,917
4.25%, 04/15/47 (Call 10/15/46)	461	589,559
4.25%, 06/15/48 (Call 12/15/47)	119	152,233
4.38%, 03/15/42 (Call 09/15/41)	100	126,672
4.45%, 12/15/48 (Call 06/15/48)	142	187,877
4.63%, 07/15/35	354	464,756
4.63%, 11/15/41 (Call 05/15/41)	60	78,207
4.75%, 07/15/45	240	325,764
5.80%, 03/15/36	130	186,949
5.95%, 02/15/41 (Call 08/15/40)	85	126,372
6.50%, 06/15/37	5	7,771
6.63%, 11/15/37	5	7,894
6.88%, 02/15/38	418	670,915
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)(b)	25	24,929
5.00%, 06/01/26 (Call 06/01/21)(b)	80	82,978

Security	Par (000)	Value

Health Care - Services (continued)
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(b)	$75	$80,032
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/21)(b)	115	116,724
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	54	65,520
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	54	50,450

		50,599,863

Holding Companies - Diversified — 0.3%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(c)	200	233,572
Amipeace Ltd., 2.50%, 12/05/24(c)	600	621,402
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	358	359,421
3.50%, 02/10/23 (Call 01/10/23)	107	110,219
3.63%, 01/19/22 (Call 12/19/21)	422	433,111
3.88%, 01/15/26 (Call 12/15/25)	25	25,618
4.20%, 06/10/24 (Call 05/10/24)	130	135,569
4.25%, 03/01/25 (Call 01/01/25)	250	261,065
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(c)	400	433,312
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(a)(b)(f)	5	5,089
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	500	520,850
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(b)	200	205,432
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	225	238,617
3.38%, 09/06/49 (Call 03/06/49)(b)	200	216,018
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(b)	550	586,553
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/21)(b)	140	147,529
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	58	52,257
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)	114	113,144
4.63%, 07/15/24 (Call 06/15/24)	130	131,374
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	20	20,961
Huarong Finance 2017 Co. Ltd.
3.75%, 04/27/22(c)	600	615,156
4.25%, 11/07/27(c)	430	460,354
4.75%, 04/27/27(c)	400	438,320
Huarong Finance 2019 Co. Ltd., 3.38%, 02/24/30 (Call 11/24/29)(c)	600	597,546
Huarong Finance II Co. Ltd.
3.63%, 11/22/21(c)	800	814,296
4.88%, 11/22/26(c)	200	222,068
5.50%, 01/16/25(c)	400	445,716
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(b)	325	339,310
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	209,048
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	225	228,937
5.25%, 05/15/27 (Call 11/15/26)	175	181,206
6.25%, 02/01/22 (Call 02/01/21)	175	175,411
6.25%, 05/15/26 (Call 05/15/22)	265	274,906
6.38%, 12/15/25 (Call 12/15/20)	150	153,774
6.75%, 02/01/24 (Call 02/01/21)	125	127,895

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(c)	$200	$199,282
6.50%, 03/11/25 (Call 12/11/24)(c)	200	201,556
MDC-GMTN BV, 5.50%, 03/01/22(b)(d)	200	212,796
MDGH - GMTN BV, 3.95%, 05/21/50 (Call 11/21/49)(c)	600	690,144
MDGH-GMTN BV
2.75%, 05/11/23(c)	200	208,464
2.88%, 11/07/29 (Call 08/07/29)(c)	250	266,322
3.00%, 04/19/24 (c)	600	636,168
3.25%, 04/28/22(c)	200	206,990
3.70%, 11/07/49 (Call 05/07/49)(c)	200	220,140
4.50%, 11/07/28(c)	600	715,986
Mumtalakat Sukuk Holding Co., 4.10%, 01/21/27(c)	200	198,354
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	15	14,993
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	143	142,531
4.00%, 03/30/25 (Call 02/28/25)	223	224,599
5.25%, 04/15/24 (Call 03/15/24)	10	10,484
PTT Treasury Center Co. Ltd., 4.50%, 10/25/42(c)	400	445,364
Rongshi International Finance Ltd., 3.63%, 05/04/27(c)	400	434,312
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	105	106,544
Stena AB, 7.00%, 02/01/24(b)	200	190,040
Stena International SA, 6.13%, 02/01/25 (Call 02/01/22)(b)	200	190,246
Swire Pacific MTN Financing Ltd.
3.00%, 07/05/24(c)	600	624,744
4.50%, 10/09/23(c)	250	271,432
Temasek Financial I Ltd.
2.38%, 01/23/23(b)	250	260,665
3.63%, 08/01/28 (Call 05/01/28)(b)	350	409,944

		17,217,156

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/22)(b)	20	20,147
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (Call 01/15/23)(b)	50	50,511
6.75%, 08/01/25 (Call 08/01/21)(b)	35	36,038
9.88%, 04/01/27 (Call 04/01/22)(b)	40	44,705
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	75	76,495
6.75%, 03/15/25 (Call 03/15/21)	62	63,983
7.25%, 10/15/29 (Call 10/15/24)	50	53,791
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(b)	115	109,271
6.25%, 09/15/27 (Call 09/15/22)(b)	82	83,972
6.38%, 05/15/25 (Call 05/15/21)(b)	75	76,271
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/21)	120	123,607
6.75%, 06/01/27 (Call 06/01/22)	100	106,754
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	120	126,836
4.38%, 09/15/22 (Call 06/15/22)	30	31,830
5.75%, 08/15/23 (Call 05/15/23)	118	132,581
Forestar Group Inc.
5.00%, 03/01/28 (Call 03/01/23)(b)	45	44,640
8.00%, 04/15/24 (Call 04/15/21)(b)	20	20,956
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(b)	65	68,414

Security	Par (000)	Value

Home Builders (continued)
KB Home
4.80%, 11/15/29 (Call 05/15/29)	$80	$86,454
6.88%, 06/15/27 (Call 12/15/26)	80	94,546
7.00%, 12/15/21 (Call 09/15/21)	100	104,182
7.50%, 09/15/22	100	109,441
7.63%, 05/15/23 (Call 11/15/22)	80	88,096
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	85	87,133
4.50%, 04/30/24 (Call 01/30/24)	125	134,829
4.75%, 11/15/22 (Call 08/15/22)	100	105,166
4.75%, 05/30/25 (Call 02/28/25)	110	120,800
4.75%, 11/29/27 (Call 05/29/27)	175	199,636
4.88%, 12/15/23 (Call 09/15/23)	100	108,306
5.00%, 06/15/27 (Call 12/15/26)	100	114,499
5.25%, 06/01/26 (Call 12/01/25)	80	90,837
5.38%, 10/01/22	50	53,220
5.88%, 11/15/24 (Call 05/15/24)	100	112,735
6.25%, 12/15/21 (Call 06/15/21)	50	51,463
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(b)	50	52,252
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	100	104,156
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	105	107,276
5.25%, 12/15/27 (Call 12/15/22)(b)	100	105,750
MDC Holdings Inc.
3.85%, 01/15/30 (Call 07/15/29)	50	52,837
5.50%, 01/15/24 (Call 10/15/23)	68	73,815
6.00%, 01/15/43 (Call 10/15/42)	85	106,501
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	50	55,465
6.00%, 06/01/25 (Call 03/01/25)	85	95,620
7.00%, 04/01/22	50	53,212
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 04/01/21)	50	50,955
7.25%, 10/15/25 (Call 10/15/22)(b)	15	15,089
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	15	16,040
3.95%, 09/15/22 (Call 06/15/22)	17	17,935
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 06/15/22)(b)	115	121,257
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	100	114,409
5.50%, 03/01/26 (Call 12/01/25)	120	138,266
6.00%, 02/15/35	100	124,447
6.38%, 05/15/33	85	108,497
7.88%, 06/15/32	50	70,874
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(b)	80	81,276
4.75%, 04/01/29 (Call 04/01/24)(b)	135	137,010
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)	50	49,653
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	185	200,725
5.75%, 01/15/28 (Call 10/15/27)(b)	65	71,943
5.88%, 06/15/27 (Call 03/15/27)(b)	100	110,897
6.63%, 07/15/27 (Call 07/15/22)(b)	50	53,867
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	50	53,043
5.88%, 04/15/23 (Call 01/15/23)(b)	100	105,666
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	75	79,915

56	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
4.35%, 02/15/28 (Call 11/15/27)	$75	$82,084
4.38%, 04/15/23 (Call 01/15/23)	35	36,696
4.88%, 11/15/25 (Call 08/15/25)	50	55,506
4.88%, 03/15/27 (Call 12/15/26)	100	112,943
5.63%, 01/15/24 (Call 10/15/23)	46	50,401
5.88%, 02/15/22 (Call 11/15/21)	75	78,013
TRI Pointe Group Inc.
5.25%, 06/01/27 (Call 12/01/26)	73	78,544
5.70%, 06/15/28 (Call 12/15/27)	60	66,472
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	120	130,057
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	105	105,712
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(b)	100	106,173

		6,363,394

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	120	127,447
4.40%, 03/15/29 (Call 12/15/28)	140	156,391
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(b)	5	5,144
2.68%, 07/19/24 (Call 06/19/24)(b)	200	212,494
3.11%, 07/19/29 (Call 04/19/29)(b)	200	220,398
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	50	51,931
5.63%, 10/15/23 (Call 10/15/21)	100	101,585
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(c)(f)	200	201,428
Whirlpool Corp.
3.70%, 05/01/25	185	206,340
4.00%, 03/01/24	15	16,470
4.50%, 06/01/46 (Call 12/01/45)	231	274,618
4.75%, 02/26/29 (Call 11/26/28)	191	230,640

		1,804,886

Household Products & Wares — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/20)(b)	80	82,004
Avery Dennison Corp.
2.65%, 04/30/30 (Call 01/30/30)	70	74,189
4.88%, 12/06/28 (Call 09/06/28)	105	129,175
Central Garden & Pet Co., 4.13%, 10/15/30 (Call 10/15/25)	75	75,952
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	145	159,117
3.95%, 08/01/47 (Call 02/01/47)	29	34,602
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	105	116,953
3.50%, 12/15/24 (Call 09/15/24)	61	67,461
3.90%, 05/15/28 (Call 02/15/28)	60	70,581
Kimberly-Clark Corp.
2.65%, 03/01/25	225	241,967
2.88%, 02/07/50 (Call 08/07/49)	108	116,817
3.05%, 08/15/25	200	220,736
3.10%, 03/26/30 (Call 12/26/29)	20	22,788
3.20%, 04/25/29 (Call 01/25/29)	630	717,123
3.20%, 07/30/46 (Call 01/30/46)	195	220,258
3.90%, 05/04/47 (Call 11/04/46)	15	18,669
3.95%, 11/01/28 (Call 08/01/28)	200	238,916
5.30%, 03/01/41	10	14,039
6.63%, 08/01/37	27	42,827

Security	Par (000)	Value

Household Products & Wares (continued)
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/15/21)(b)	$100	$101,690
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(b)	75	77,995
6.38%, 03/01/24 (Call 03/01/21)(b)	105	107,375
Reckitt Benckiser Treasury Services PLC, 2.75%, 06/26/24 (Call 04/26/24)(b)	250	266,410
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/15/46)(b)	460	599,408
Spectrum Brands Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	45	47,721
5.50%, 07/15/30 (Call 07/15/25)(b)	75	80,467
5.75%, 07/15/25 (Call 07/15/21)	200	205,916
6.13%, 12/15/24 (Call 12/15/20)	25	25,606

		4,176,762

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(b)	25	24,500
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(b)	135	143,500
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	630	657,499
4.70%, 04/01/26 (Call 01/01/26)	358	381,410
4.88%, 06/01/25 (Call 05/01/25)	90	97,189
5.88%, 04/01/36 (Call 10/01/35)	90	105,383
6.00%, 04/01/46 (Call 10/01/45)	125	148,027
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 (Call 10/15/24)	105	111,735

		1,669,243

Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(b)	190	189,711
8.13%, 02/15/24 (Call 02/15/21)(b)	180	188,460
10.13%, 08/01/26 (Call 08/01/22)(b)	90	99,666
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)	225	247,428
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	87	95,647
3.25%, 03/17/25	89	98,028
3.60%, 04/01/30 (Call 01/01/30)	10	11,619
3.63%, 06/15/23	65	70,460
3.63%, 11/15/24	400	445,144
4.00%, 10/15/46 (Call 04/15/46)	120	137,521
4.75%, 01/15/49 (Call 07/15/48)	105	135,415
AIA Group Ltd.
3.13%, 03/13/23(c)	400	418,932
3.20%, 09/16/40 (Call 03/16/40)(b)	75	76,707
3.60%, 04/09/29 (Call 01/09/29)(b)	215	240,701
3.90%, 04/06/28 (Call 01/06/28)(b)	480	540,792
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	8	11,918
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	12	14,802
4.95%, 06/27/22	150	160,218
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 10/15/27 (Call 10/15/22)(b)	230	241,500
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	59	63,305
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	65	73,799
3.85%, 08/10/49 (Call 02/10/49)	130	157,399

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.20%, 12/15/46 (Call 06/15/46)	$275	$345,975
4.50%, 06/15/43	235	305,845
5.35%, 06/01/33	38	51,785
5.55%, 05/09/35	32	47,066
6.50%, 05/15/67 (Call 05/15/37)(a)	54	69,732
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	151	160,370
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	266	297,127
American Financial Group Inc.
3.50%, 08/15/26 (Call 05/15/26)	53	57,387
4.50%, 06/15/47 (Call 12/15/46)	224	248,246
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	111	118,850
3.40%, 06/30/30 (Call 03/30/30)	542	603,192
3.75%, 07/10/25 (Call 04/10/25)	225	252,153
3.88%, 01/15/35 (Call 07/15/34)	213	246,454
3.90%, 04/01/26 (Call 01/01/26)	440	501,899
4.13%, 02/15/24	492	544,979
4.20%, 04/01/28 (Call 01/01/28)	75	87,475
4.25%, 03/15/29 (Call 12/15/28)	324	383,208
4.38%, 06/30/50 (Call 12/30/49)	125	150,433
4.38%, 01/15/55 (Call 07/15/54)	225	265,178
4.50%, 07/16/44 (Call 01/16/44)	150	179,760
4.70%, 07/10/35 (Call 01/10/35)	318	396,409
4.80%, 07/10/45 (Call 01/10/45)	295	366,425
4.88%, 06/01/22	546	583,991
6.25%, 05/01/36	230	319,847
8.18%, 05/15/68 (Call 05/15/38)(a)	170	243,182
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	149	164,071
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(b)	95	101,552
Aon Corp.
2.20%, 11/15/22	268	277,399
2.80%, 05/15/30 (Call 02/15/30)	740	794,138
3.75%, 05/02/29 (Call 02/02/29)	23	26,457
4.50%, 12/15/28 (Call 09/15/28)	265	318,623
6.25%, 09/30/40	25	36,682
8.21%, 01/01/27	110	142,412
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	430	468,313
3.88%, 12/15/25 (Call 09/15/25)	206	234,791
4.00%, 11/27/23 (Call 08/27/23)	25	27,270
4.60%, 06/14/44 (Call 03/14/44)	75	95,993
4.75%, 05/15/45 (Call 11/15/44)	215	282,727
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	22	25,376
5.03%, 12/15/46 (Call 06/15/46)	183	233,788
Arch Capital Group Ltd., 7.35%, 05/01/34	8	12,042
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	153	195,427
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	80	84,129
4.20%, 09/27/23 (Call 08/27/23)	5	5,408
4.90%, 03/27/28 (Call 12/27/27)	78	87,061
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	139	157,714
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/21)(b)	155	158,246
Athene Global Funding
2.75%, 06/25/24(b)	108	112,729
2.95%, 11/12/26(b)	63	66,235
3.00%, 07/01/22(b)	158	163,065
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	325	352,859

Security	Par (000)	Value

Insurance (continued)
6.15%, 04/03/30 (Call 01/03/30)	$15	$17,925
AXA SA, 8.60%, 12/15/30	560	863,430
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	165	179,677
4.90%, 01/15/40 (Call 01/15/30)(a)	51	51,521
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	355	387,394
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	400	395,008
2.85%, 10/15/50 (Call 04/15/50)	85	86,817
3.00%, 05/15/22	215	223,800
4.20%, 08/15/48 (Call 02/15/48)	168	210,719
4.25%, 01/15/49 (Call 07/15/48)	366	465,479
4.30%, 05/15/43	45	57,100
4.40%, 05/15/42	348	446,474
5.75%, 01/15/40	237	357,282
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	572	601,492
3.13%, 03/15/26 (Call 12/15/25)	819	914,045
3.40%, 01/31/22	89	92,464
4.50%, 02/11/43	305	399,160
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	280	295,086
4.70%, 06/22/47 (Call 12/22/46)	379	368,998
5.63%, 05/15/30 (Call 02/15/30)	20	23,615
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	175	193,742
4.50%, 03/15/29 (Call 12/15/28)	117	134,121
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22(c)	1,000	1,016,970
Chubb Corp. (The)
6.00%, 05/11/37	74	109,320
Series 1, 6.50%, 05/15/38	45	69,701
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	19	18,573
2.70%, 03/13/23	13	13,674
2.88%, 11/03/22 (Call 09/03/22)	94	98,254
3.15%, 03/15/25	876	963,162
3.35%, 05/15/24	177	193,259
3.35%, 05/03/26 (Call 02/03/26)	170	191,772
4.35%, 11/03/45 (Call 05/03/45)	190	247,657
Cincinnati Financial Corp.
6.13%, 11/01/34	18	25,268
6.92%, 05/15/28	25	32,995
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26)(a)(c)	200	232,834
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	325	362,479
3.90%, 05/01/29 (Call 02/01/29)	170	194,114
3.95%, 05/15/24 (Call 02/15/24)	378	417,153
4.50%, 03/01/26 (Call 12/01/25)	155	181,148
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	204	233,802
5.25%, 05/30/29 (Call 02/28/29)	127	149,042
Dai-Ichi Life Insurance Co. Ltd. (The), 7.25%, (Call 07/25/21)(a)(b)(f)	30	31,256
Enstar Finance LLC, 5.75%, 09/01/40 (Call 09/01/25)(a)	75	76,368
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	150	155,328
4.95%, 06/01/29 (Call 03/01/29)	140	154,150

58	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	$35	$37,640
4.35%, 04/20/28 (Call 01/20/28)	385	442,122
5.00%, 04/20/48 (Call 10/20/47)	210	252,055
7.00%, 04/01/28	8	10,138
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	25	30,115
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	5	5,380
4.85%, 04/17/28 (Call 01/17/28)	265	288,193
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(a)(b)	110	135,744
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)	20	20,821
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	135	154,821
Fidelity National Financial Inc.
3.40%, 06/15/30 (Call 03/15/30)	250	266,935
4.50%, 08/15/28 (Call 05/15/28)	62	70,881
Five Corners Funding Trust, 4.42%, 11/15/23(b)	140	155,373
Genworth Holdings Inc.
4.80%, 02/15/24(d)	135	123,548
4.90%, 08/15/23	60	55,918
6.50%, 06/15/34	50	47,024
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	250	249,007
4.55%, 09/15/28 (Call 06/15/28)	197	232,393
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(b)	162	208,324
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	39	47,034
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(b)	100	106,617
Guardian Life Global Funding
2.90%, 05/06/24(b)	175	188,015
3.40%, 04/25/23(b)	50	53,596
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	10	10,161
4.85%, 01/24/77(b)	145	184,146
4.88%, 06/19/64(b)	173	222,815
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	250	254,242
4.50%, 04/15/26 (Call 01/15/26)	13	14,864
Harborwalk Funding Trust, 5.08%, 02/15/69 (Call 02/15/49)(a)(b)	220	270,402
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	175	190,290
3.60%, 08/19/49 (Call 02/19/49)	240	270,240
4.30%, 04/15/43	10	11,712
4.40%, 03/15/48 (Call 09/15/47)	50	61,974
5.95%, 10/15/36	50	67,349
6.10%, 10/01/41	190	273,247
High Street Funding Trust I, 4.11%, 02/15/28 (Call 11/15/27)(b)	150	168,346
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	335	343,385
Jackson National Life Global Funding
2.65%, 06/21/24(b)	110	116,492
3.05%, 04/29/26(b)	57	62,717
3.05%, 06/21/29(b)	100	109,741
3.88%, 06/11/25(b)	425	477,734
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	30	32,941
La Mondiale SAM, 5.88%, 01/26/47 (Call 01/26/27)(a)(c)	200	225,414

Security	Par (000)	Value

Insurance (continued)
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	$205	$228,333
3.95%, 05/15/60 (Call 11/15/59)(b)	75	81,735
4.25%, 06/15/23(b)	105	114,950
4.57%, 02/01/29(b)	450	543,294
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	320	343,421
3.35%, 03/09/25	81	88,408
3.40%, 01/15/31 (Call 10/15/30)	10	11,053
3.63%, 12/12/26 (Call 09/15/26)	25	28,167
3.80%, 03/01/28 (Call 12/01/27)	235	265,176
4.00%, 09/01/23	45	49,186
4.35%, 03/01/48 (Call 09/01/47)	90	103,430
4.38%, 06/15/50 (Call 12/15/49)	15	17,482
6.30%, 10/09/37	40	51,776
7.00%, 06/15/40	175	252,810
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	113	118,442
3.20%, 05/15/30 (Call 02/15/30)	255	283,302
3.75%, 04/01/26 (Call 01/01/26)	150	170,562
4.13%, 05/15/43 (Call 11/15/42)	149	170,356
6.00%, 02/01/35	25	34,148
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	245	264,879
4.15%, 03/04/26	610	710,571
5.38%, 03/04/46	235	330,173
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	65	71,271
3.50%, 11/01/27 (Call 08/01/27)	110	121,187
4.15%, 09/17/50 (Call 03/17/50)	50	59,351
4.30%, 11/01/47 (Call 05/01/47)	145	173,888
4.90%, 07/01/22	25	26,731
5.00%, 04/05/46	54	70,581
5.00%, 05/20/49 (Call 11/20/48)	115	150,865
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	155	161,696
2.75%, 01/30/22 (Call 12/30/21)	98	100,720
3.30%, 03/14/23 (Call 01/14/23)	255	270,489
3.50%, 06/03/24 (Call 03/03/24)	37	40,393
3.50%, 03/10/25 (Call 12/10/24)	205	226,498
3.75%, 03/14/26 (Call 12/14/25)	168	191,068
3.88%, 03/15/24 (Call 02/15/24)	242	267,313
4.20%, 03/01/48 (Call 09/01/47)	200	250,880
4.35%, 01/30/47 (Call 07/30/46)	123	157,542
4.38%, 03/15/29 (Call 12/15/28)	260	312,645
4.75%, 03/15/39 (Call 09/15/38)	75	98,246
4.90%, 03/15/49 (Call 09/15/48)	54	74,987
5.88%, 08/01/33	25	35,108
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(b)	5	5,086
3.73%, 10/15/70(b)	60	61,275
4.90%, 04/01/77(b)	13	16,286
MassMutual Global Funding II
2.35%, 01/14/27(b)	1,005	1,069,441
2.50%, 04/13/22(b)	5	5,156
2.50%, 10/17/22(b)	160	166,710
2.75%, 06/22/24(b)	500	535,510
2.95%, 01/11/25(b)	200	216,916
3.40%, 03/08/26(b)	205	230,342
MBIA Inc., 5.70%, 12/01/34(d)	50	41,585

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	$327	$353,886
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	150	206,730
MetLife Inc.
3.00%, 03/01/25	253	278,113
3.05%, 12/15/22	340	358,663
3.60%, 04/10/24	420	461,710
3.60%, 11/13/25 (Call 08/13/25)	175	197,771
4.05%, 03/01/45	58	70,164
4.13%, 08/13/42	195	234,747
4.55%, 03/23/30 (Call 12/23/29)	5	6,209
4.60%, 05/13/46 (Call 11/13/45)	214	276,850
4.72%, 12/15/44	270	348,448
4.88%, 11/13/43	175	232,379
5.70%, 06/15/35	73	105,413
5.88%, 02/06/41	215	311,449
6.38%, 06/15/34	10	15,031
6.40%, 12/15/66 (Call 12/15/31)	306	382,971
6.50%, 12/15/32	140	207,123
9.25%, 04/08/68 (Call 04/08/33)(b)	215	324,046
10.75%, 08/01/69 (Call 08/01/34)	75	123,663
Series D, 4.37%, 09/15/23	430	476,866
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	5	5,038
2.40%, 06/17/22(b)	1,150	1,186,179
2.65%, 04/08/22(b)	290	299,350
2.95%, 04/09/30(b)	5	5,570
3.00%, 09/19/27(b)	5	5,508
3.05%, 06/17/29(b)	150	167,877
3.45%, 10/09/21(b)	115	118,418
3.45%, 12/18/26(b)	205	233,788
3.88%, 04/11/22(b)	50	52,490
MGIC Investment Corp.
5.25%, 08/15/28 (Call 08/15/23)	150	154,870
5.75%, 08/15/23	75	79,951
Mitsui Sumitomo Insurance Co. Ltd.
4.95%, (Call 03/06/29)(a)(b)(f)	10	11,919
7.00%, 03/15/72 (Call 03/15/22)(a)(b)	5	5,353
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48)(a)(b)	25	26,175
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	220	225,344
5.30%, 11/18/44(b)	193	219,300
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	120	129,725
9.38%, 08/15/39(b)	155	262,936
New York Life Global Funding
1.10%, 05/05/23(b)	25	25,394
1.20%, 08/07/30(b)	25	24,133
2.00%, 01/22/25(b)	890	933,619
2.25%, 07/12/22(b)	350	361,228
2.30%, 06/10/22(b)	79	81,428
2.35%, 07/14/26(b)	100	107,442
2.88%, 04/10/24(b)	191	204,702
2.90%, 01/17/24(b)	23	24,612
3.00%, 01/10/28(b)	150	166,975
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	15	16,827
4.45%, 05/15/69 (Call 11/15/68)(b)	152	188,015
5.88%, 05/15/33(b)	305	414,672

Security	Par (000)	Value

Insurance (continued)
6.75%, 11/15/39(b)	$200	$304,304
Nippon Life Insurance Co.
3.40%, 01/23/50 (Call 01/23/30)(a)(b)	10	10,695
4.70%, 01/20/46 (Call 01/20/26)(a)(b)	75	84,188
5.00%, 10/18/42 (Call 10/18/22)(a)(b)	200	212,080
5.10%, 10/16/44 (Call 10/16/24)(a)(b)	5	5,555
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	95	103,610
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(b)	477	520,631
3.85%, 09/30/47 (Call 03/30/47)(b)	120	137,528
6.06%, 03/30/40(b)	78	111,763
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	32	36,416
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	30	31,184
Pacific Life Global Funding II, 1.20%, 06/24/25(b)	50	50,484
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)	169	174,964
Pacific LifeCorp, 5.13%, 01/30/43(b)	50	59,010
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	469	522,002
Pricoa Global Funding I, 3.45%, 09/01/23(b)	225	243,236
Primerica Inc., 4.75%, 07/15/22	290	309,363
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	30	30,922
3.10%, 11/15/26 (Call 08/15/26)	25	27,638
3.40%, 05/15/25 (Call 02/15/25)	354	391,110
3.70%, 05/15/29 (Call 02/15/29)	30	34,915
4.30%, 11/15/46 (Call 05/15/46)	60	71,372
4.63%, 09/15/42	105	129,219
Principal Life Global Funding II
1.25%, 06/23/25(b)	50	50,844
2.50%, 09/16/29(b)	205	220,039
3.00%, 04/18/26(b)	125	138,785
Progressive Corp. (The)
2.45%, 01/15/27	142	153,225
3.70%, 01/26/45	105	124,466
4.00%, 03/01/29 (Call 12/01/28)	15	17,923
4.13%, 04/15/47 (Call 10/15/46)	355	453,505
4.20%, 03/15/48 (Call 09/15/47)	48	61,885
6.63%, 03/01/29	71	97,141
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	227	257,627
Protective Life Global Funding
2.62%, 08/22/22(b)	10	10,386
3.10%, 04/15/24(b)	175	187,932
Provident Financing Trust I, 7.41%, 03/15/38(d)	5	5,713
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	111	113,964
2.10%, 03/10/30 (Call 12/10/29)	5	5,218
3.00%, 03/10/40 (Call 09/10/39)	15	15,621
3.50%, 05/15/24	129	141,908
3.70%, 03/13/51 (Call 09/13/50)	290	321,711
3.88%, 03/27/28 (Call 12/27/27)	113	131,840
3.91%, 12/07/47 (Call 06/07/47)	235	264,471
3.94%, 12/07/49 (Call 06/07/49)	270	306,069
4.35%, 02/25/50 (Call 08/25/49)	204	245,563
4.42%, 03/27/48 (Call 09/27/47)	25	30,028
4.50%, 11/16/21	196	204,232
4.50%, 09/15/47 (Call 09/15/27)(a)	225	242,026
4.60%, 05/15/44	151	186,826

60	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.20%, 03/15/44 (Call 03/15/24)(a)	$495	$522,373
5.38%, 05/15/45 (Call 05/15/25)(a)	405	436,570
5.63%, 06/15/43 (Call 06/15/23)(a)	450	480,370
5.70%, 12/14/36	222	312,865
5.70%, 09/15/48 (Call 09/15/28)(a)(d)	230	259,932
5.88%, 09/15/42 (Call 09/15/22)(a)	88	93,040
Series B, 5.75%, 07/15/33	10	13,397
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	125	126,838
4.88%, 03/15/27 (Call 09/15/26)	80	81,978
6.63%, 03/15/25 (Call 09/15/24)	95	103,116
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	25	27,295
3.90%, 05/15/29 (Call 02/15/29)	160	182,565
3.95%, 09/15/26 (Call 06/15/26)	50	56,248
Reliance Standard Life Global Funding II
2.50%, 10/30/24(b)	25	25,874
3.85%, 09/19/23(b)	450	484,096
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	75	81,890
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	137	153,680
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	5	5,865
Sompo International Holdings Ltd., 4.70%, 10/15/22	65	69,360
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)	205	220,432
Sumitomo Life Insurance Co.
4.00%, 09/14/77 (Call 09/14/27)(a)(b)	75	82,838
6.50%, 09/20/73 (Call 09/20/23)(a)(b)	5	5,639
Swiss Re America Holding Corp., 7.00%, 02/15/26	5	6,384
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)	10	11,509
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	198	242,613
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	25	25,641
4.27%, 05/15/47 (Call 11/15/46)(b)	579	681,217
4.38%, 09/15/54 (Call 09/15/24)(a)(b)	15	15,874
4.90%, 09/15/44(b)	231	297,212
6.85%, 12/16/39(b)	205	304,495
Transatlantic Holdings Inc., 8.00%, 11/30/39	110	169,283
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	90	106,029
4.00%, 05/30/47 (Call 11/30/46)	45	55,203
4.05%, 03/07/48 (Call 09/07/47)	57	70,927
4.10%, 03/04/49 (Call 09/04/48)	120	150,696
4.30%, 08/25/45 (Call 02/25/45)	285	359,784
4.60%, 08/01/43	65	84,674
5.35%, 11/01/40	100	141,170
6.25%, 06/15/37	136	203,815
6.75%, 06/20/36	120	184,748
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	14,881
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	125	144,289
Unum Group
4.00%, 03/15/24	59	63,906
4.00%, 06/15/29 (Call 03/15/29)	175	191,767
4.50%, 03/15/25 (Call 02/15/25)	88	98,003
4.50%, 12/15/49 (Call 06/15/49)	120	117,983
5.75%, 08/15/42	130	150,974
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/21)(b)	154	156,680

Security	Par (000)	Value

Insurance (continued)
Vigorous Champion International Ltd., 4.25%, 05/28/29(c)	$400	$437,152
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	5	5,398
3.65%, 06/15/26	100	113,451
4.70%, 01/23/48 (Call 01/23/28)(a)	185	184,469
4.80%, 06/15/46	20	24,480
5.65%, 05/15/53 (Call 05/15/23)(a)	110	113,339
5.70%, 07/15/43	190	249,350
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	5	6,494
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(b)	100	124,455
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	120	130,673
3.60%, 05/15/24 (Call 03/15/24)	202	220,384
3.88%, 09/15/49 (Call 03/15/49)	140	162,996
4.50%, 09/15/28 (Call 06/15/28)	140	166,915
5.05%, 09/15/48 (Call 03/15/48)	50	67,391
WR Berkley Corp.
4.63%, 03/15/22	40	42,130
4.75%, 08/01/44	25	31,255
XLIT Ltd.
4.45%, 03/31/25	74	83,583
5.25%, 12/15/43	8	11,046
5.50%, 03/31/45	215	285,741

		71,764,528

Internet — 0.6%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	50	51,137
3.40%, 12/06/27 (Call 09/06/27)	415	461,924
3.60%, 11/28/24 (Call 08/28/24)	275	301,026
4.00%, 12/06/37 (Call 06/06/37)	235	275,192
4.20%, 12/06/47 (Call 06/06/47)	295	364,449
4.40%, 12/06/57 (Call 06/06/57)	420	547,264
4.50%, 11/28/34 (Call 05/28/34)	140	172,782
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	65	64,606
0.80%, 08/15/27 (Call 06/15/27)	245	242,344
1.10%, 08/15/30 (Call 05/15/30)	245	239,620
1.90%, 08/15/40 (Call 02/15/40)	200	188,536
2.00%, 08/15/26 (Call 05/15/26)	405	432,220
2.05%, 08/15/50 (Call 02/15/50)	300	272,268
3.38%, 02/25/24	265	290,469
Amazon.com Inc.
0.40%, 06/03/23	1,005	1,007,352
0.80%, 06/03/25 (Call 05/03/25)	212	213,830
1.20%, 06/03/27 (Call 04/03/27)	5	5,051
1.50%, 06/03/30 (Call 03/03/30)	53	53,587
2.40%, 02/22/23 (Call 01/22/23)	910	951,187
2.50%, 11/29/22 (Call 08/29/22)	257	267,151
2.50%, 06/03/50 (Call 12/03/49)	260	259,334
2.70%, 06/03/60 (Call 12/03/59)	42	42,669
2.80%, 08/22/24 (Call 06/22/24)	544	587,253
3.15%, 08/22/27 (Call 05/22/27)	632	715,475
3.30%, 12/05/21 (Call 10/05/21)	105	107,926
3.80%, 12/05/24 (Call 09/05/24)	277	310,567
3.88%, 08/22/37 (Call 02/22/37)	225	275,895
4.05%, 08/22/47 (Call 02/22/47)	553	708,393
4.25%, 08/22/57 (Call 02/22/57)	325	429,426
4.80%, 12/05/34 (Call 06/05/34)	480	653,107

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.95%, 12/05/44 (Call 06/05/44)	$235	$332,483
5.20%, 12/03/25 (Call 09/03/25)	440	531,885
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)	95	93,893
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)	25	26,512
3.43%, 04/07/30 (Call 01/07/30)	40	43,903
3.50%, 11/28/22	10	10,479
3.63%, 07/06/27	200	218,222
3.88%, 09/29/23 (Call 08/29/23)	390	418,443
4.13%, 06/30/25	210	233,375
4.38%, 05/14/24 (Call 04/14/24)	275	301,799
4.38%, 03/29/28 (Call 12/29/27)	30	34,229
4.88%, 11/14/28 (Call 08/14/28)	65	77,202
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	625	654,062
3.55%, 03/15/28 (Call 12/15/27)	195	214,882
3.60%, 06/01/26 (Call 03/01/26)	220	243,958
3.65%, 03/15/25 (Call 12/15/24)	171	187,616
4.10%, 04/13/25 (Call 03/13/25)	157	175,953
4.50%, 04/13/27 (Call 02/13/27)	30	34,899
4.63%, 04/13/30 (Call 01/13/30)	39	46,191
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(b)	200	198,504
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	75	74,614
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	80	81,670
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	116	120,878
3.80%, 08/24/27 (Call 05/24/27)	50	56,652
4.50%, 06/20/28 (Call 03/20/28)	219	258,902
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	5	5,187
2.60%, 07/15/22 (Call 04/15/22)	109	112,436
2.70%, 03/11/30 (Call 12/11/29)	265	277,956
2.75%, 01/30/23 (Call 12/30/22)	420	439,354
3.45%, 08/01/24 (Call 05/01/24)	60	65,360
3.60%, 06/05/27 (Call 03/05/27)	280	313,146
3.80%, 03/09/22 (Call 02/09/22)	77	80,196
4.00%, 07/15/42 (Call 01/15/42)	205	226,347
EIG Investors Corp., 10.88%, 02/01/24 (Call 02/01/21)	75	77,855
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	162	157,352
3.80%, 02/15/28 (Call 11/15/27)	290	291,557
4.50%, 08/15/24 (Call 05/15/24)	106	112,791
5.00%, 02/15/26 (Call 11/15/25)	307	328,186
6.25%, 05/01/25 (Call 02/01/25)(b)	35	38,486
7.00%, 05/01/25 (Call 05/01/22)(b)	25	26,730
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(b)	15	15,222
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
5.25%, 12/01/27 (Call 06/01/22)(b)	125	131,106
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	90	93,796
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	50	53,884
3.88%, 04/29/26	55	60,925
4.13%, 01/14/50 (Call 07/14/49)	215	232,105
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(b)	85	86,925
4.63%, 06/01/28 (Call 06/01/23)(b)	15	15,515
5.00%, 12/15/27 (Call 12/15/22)(b)	150	156,193
5.63%, 02/15/29 (Call 02/15/24)(b)	140	150,952

Security	Par (000)	Value

Internet (continued)
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	$85	$88,318
4.38%, 11/15/26	210	228,070
4.88%, 04/15/28	290	326,105
4.88%, 06/15/30 (Call 03/15/30)(b)	175	199,836
5.38%, 11/15/29(b)	180	211,088
5.50%, 02/15/22	145	152,375
5.75%, 03/01/24	75	83,054
5.88%, 02/15/25	190	214,575
5.88%, 11/15/28	350	418,271
6.38%, 05/15/29	165	203,259
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 10.75%, 06/01/28 (Call 06/01/23)(b)	55	62,078
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	75	77,082
5.00%, 04/15/25 (Call 04/15/21)(b)	250	254,652
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	100	93,000
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(c)	600	653,106
4.85%, 07/06/27 (Call 04/06/27)(c)	200	229,036
5.50%, 07/21/25 (Call 04/21/25)(c)	200	229,568
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	210	229,801
2.95%, 04/01/22 (Call 02/01/22)	362	373,638
3.30%, 04/01/27 (Call 01/01/27)	225	250,184
3.75%, 04/01/24 (Call 03/01/24)	50	55,031
Tencent Holdings Ltd.
0.82%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(c)	200	198,872
1.13%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(c)	400	399,476
2.39%, 06/03/30 (Call 03/03/30)(c)	800	810,088
2.99%, 01/19/23 (Call 12/19/22)(c)	800	833,296
3.24%, 06/03/50 (Call 12/03/49)(c)	400	401,024
3.28%, 04/11/24 (Call 03/11/24)(c)	200	212,846
3.60%, 01/19/28 (Call 10/19/27)(c)	200	218,926
3.80%, 02/11/25(c)	200	219,646
3.93%, 01/19/38 (Call 07/19/37)(c)	800	915,256
3.98%, 04/11/29 (Call 01/11/29)(c)	500	563,720
4.53%, 04/11/49 (Call 10/11/48)(c)	400	498,708
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	25	24,921
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(b)	115	119,599
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(b)	125	131,187
Uber Technologies Inc.
6.25%, 01/15/28 (Call 12/17/23)(b)	95	96,516
7.50%, 05/15/25 (Call 05/15/22)(b)	235	246,966
7.50%, 09/15/27 (Call 09/15/22)(b)	215	224,660
8.00%, 11/01/26 (Call 11/01/21)(b)	290	305,413
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/21)	75	75,718
4.75%, 07/15/27 (Call 07/15/22)	115	121,694
5.25%, 04/01/25 (Call 01/01/25)	150	168,195

		30,131,662

Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(c)	400	416,816
Allegheny Technologies Inc.
5.88%, 12/01/27 (Call 12/01/22)	65	61,125
7.88%, 08/15/23 (Call 05/15/23)	110	111,196
ArcelorMittal SA
3.60%, 07/16/24	190	197,323

62	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
4.25%, 07/16/29	$110	$116,014
4.55%, 03/11/26	180	193,545
6.13%, 06/01/25(d)	90	104,349
7.00%, 03/01/41	130	156,741
7.25%, 10/15/39	125	152,699
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(b)	75	78,880
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	200	205,736
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	75	77,398
6.38%, 07/15/28 (Call 07/15/23)	100	104,933
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(b)	75	75,044
5.88%, 06/01/27 (Call 06/01/22)	100	96,984
6.25%, 10/01/40	50	42,538
6.75%, 03/15/26 (Call 03/04/23)(b)	150	157,444
9.88%, 10/17/25 (Call 10/17/22)(b)	315	360,184
Commercial Metals Co.
4.88%, 05/15/23 (Call 02/15/23)	60	62,731
5.38%, 07/15/27 (Call 06/15/22)	50	52,187
5.75%, 04/15/26 (Call 04/15/21)	70	72,510
CSN Resources SA
7.63%, 02/13/23 (Call 02/13/21)(c)	200	207,506
7.63%, 04/17/26 (Call 04/17/22)(c)	200	205,162
Evraz PLC
5.25%, 04/02/24(c)	200	218,018
6.75%, 01/31/22(c)	200	211,334
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(c)	200	261,362
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(c)	150	165,219
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(b)	50	49,557
Metinvest BV, 8.50%, 04/23/26 (Call 01/23/26)(c)	200	202,210
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(b)	150	163,714
Novolipetsk Steel via Steel Funding DAC, 4.00%, 09/21/24(c)	400	424,920
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)	10	10,688
3.95%, 05/01/28 (Call 02/01/28)	265	306,645
4.00%, 08/01/23 (Call 05/01/23)	425	460,228
4.13%, 09/15/22 (Call 06/15/22)	26	27,510
4.40%, 05/01/48 (Call 11/01/47)	35	44,583
5.20%, 08/01/43 (Call 02/01/43)	240	323,105
6.40%, 12/01/37	69	101,254
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	40	43,194
Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22(c)	200	214,518
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	96	101,769
3.25%, 01/15/31 (Call 10/15/30)	10	10,850
3.45%, 04/15/30 (Call 01/15/30)	60	66,008
4.13%, 09/15/25 (Call 09/15/21)	348	355,256
5.00%, 12/15/26 (Call 12/15/21)	144	153,683
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(d)	135	103,017
6.65%, 06/01/37(d)	50	34,670
6.88%, 08/15/25 (Call 08/15/21)(d)	125	99,231

Security	Par (000)	Value

Iron & Steel (continued)
United States Steel Corp., 12.00%, 06/01/25
(Call 06/01/22)(b)	$285	$316,313
Vale Overseas Ltd.
6.25%, 08/10/26	261	311,073
6.88%, 11/21/36	458	616,573
6.88%, 11/10/39	270	367,775
8.25%, 01/17/34	58	83,677
Vale SA, 5.63%, 09/11/42	113	139,379

		9,296,378

Leisure Time — 0.1%
Carnival Corp.
6.65%, 01/15/28	25	19,904
9.88%, 08/01/27 (Call 02/01/24)(b)	175	182,019
10.50%, 02/01/26 (Call 08/01/23)(b)	195	212,000
11.50%, 04/01/23 (Call 01/01/23)(b)	750	825,450
CCM Merger Inc., 6.38%, 05/01/26(b)	20	20,459
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/21)(b)(d)	50	41,831
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(d)	182	194,047
4.63%, 07/28/45 (Call 01/28/45)	70	74,254
King Power Capital Ltd., 5.63%, 11/03/24(c)	400	457,108
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 11/30/20)(b)	50	45,508
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(b)	80	55,174
10.25%, 02/01/26 (Call 08/01/23)(b)	145	149,328
12.25%, 05/15/24 (Call 02/15/24)(b)	145	159,117
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	175	127,141
5.25%, 11/15/22	200	178,746
7.50%, 10/15/27(d)	25	21,695
9.13%, 06/15/23 (Call 03/15/23)(b)	170	177,018
10.88%, 06/01/23 (Call 03/01/23)(b)	315	343,596
11.50%, 06/01/25 (Call 06/01/22)(b)	250	285,980
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/21)(b)	50	50,258
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(b)	200	154,464
13.00%, 05/15/25 (Call 05/15/22)(b)	120	135,467
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 10/01/21)	50	50,290
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	100	86,705

		4,047,559

Lodging — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(b)	100	83,412
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	170	165,216
6.00%, 08/15/26 (Call 08/15/21)	140	143,711
6.38%, 04/01/26 (Call 04/01/21)	125	129,631
8.63%, 06/01/25 (Call 06/01/22)(b)	155	169,551
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	29	30,292
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/21)(b)	100	94,098
10.75%, 09/01/24 (Call 09/01/21)(b)	50	45,392
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 11/30/20)(c)	200	200,844
6.75%, 07/02/23 (Call 07/02/22)(c)	200	207,210
Gohl Capital Ltd., 4.25%, 01/24/27(c)	600	591,360

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/21)	$200	$199,124
4.88%, 01/15/30 (Call 01/15/25)	175	180,066
5.13%, 05/01/26 (Call 05/01/21)	325	330,687
5.38%, 05/01/25 (Call 05/01/22)(b)	90	93,503
5.75%, 05/01/28 (Call 05/01/23)(b)	95	99,642
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	80	82,332
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/21)	170	171,535
4.88%, 04/01/27 (Call 04/01/22)	100	101,197
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	298	305,811
4.38%, 09/15/28 (Call 06/15/28)	340	346,579
4.85%, 03/15/26 (Call 12/15/25)	159	169,922
5.75%, 04/23/30 (Call 01/23/30)	25	28,229
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	151	149,662
3.20%, 08/08/24 (Call 07/08/24)	350	354,032
3.50%, 08/18/26 (Call 06/18/26)	143	144,713
3.90%, 08/08/29 (Call 05/08/29)	65	64,965
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	12	12,107
3.60%, 04/15/24 (Call 03/15/24)	50	51,543
3.75%, 03/15/25 (Call 12/15/24)	10	10,328
3.75%, 10/01/25 (Call 07/01/25)	75	77,095
4.63%, 06/15/30 (Call 03/15/30)	80	85,386
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	65	68,938
Series R, 3.13%, 06/15/26 (Call 03/15/26)	256	257,044
Series X, 4.00%, 04/15/28 (Call 01/15/28)	118	120,637
Marriott Ownership Resorts Inc.
4.75%, 01/15/28 (Call 09/15/22)	60	57,626
6.13%, 09/15/25 (Call 05/15/22)(b)	90	93,813
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	130	133,843
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/21)(c)	400	403,964
5.38%, 12/04/29 (Call 12/04/24)(b)	200	192,750
5.63%, 07/17/27 (Call 07/17/22)(c)	200	202,986
MGM China Holdings Ltd.
5.38%, 05/15/24 (Call 05/15/21)(b)	200	204,852
5.88%, 05/15/26 (Call 05/15/22)(b)	200	202,692
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	77	75,723
4.75%, 10/15/28 (Call 07/15/28)	75	73,331
5.50%, 04/15/27 (Call 01/15/27)	132	133,311
5.75%, 06/15/25 (Call 03/15/25)	149	154,936
6.00%, 03/15/23	250	260,022
6.75%, 05/01/25 (Call 05/01/22)	120	126,085
7.75%, 03/15/22	191	200,773
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)(b)	10	10,297
4.60%, 08/08/23 (Call 07/08/23)	475	505,709
5.13%, 08/08/25 (Call 06/08/25)	250	269,887
5.40%, 08/08/28 (Call 05/08/28)	90	98,347
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(b)	125	117,680
5.00%, 10/01/25 (Call 10/01/21)(b)	100	99,472

Security	Par (000)	Value

Lodging (continued)
Studio City Finance Ltd.
6.00%, 07/15/25 (Call 07/15/22)(b)	$200	$200,838
6.50%, 01/15/28 (Call 07/15/23)(b)	200	199,392
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/21)(b)	16	15,515
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	93	91,930
4.25%, 03/01/22 (Call 12/01/21)	145	145,709
4.63%, 03/01/30 (Call 12/01/29)(b)	75	73,112
5.65%, 04/01/24 (Call 02/01/24)	50	51,083
6.00%, 04/01/27 (Call 01/01/27)	125	129,839
6.60%, 10/01/25 (Call 07/01/25)	80	85,196
6.63%, 07/31/26 (Call 04/30/26)(b)	115	122,388
Wyndham Hotels & Resorts Inc.
4.38%, 08/15/28 (Call 08/15/23)(b)	105	104,364
5.38%, 04/15/26 (Call 04/15/21)(b)	60	61,502
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	50	47,670
5.25%, 05/15/27 (Call 02/15/27)(b)	175	162,708
5.50%, 03/01/25 (Call 12/01/24)(b)(d)	250	239,295
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/21)(b)	200	195,412
5.13%, 12/15/29 (Call 12/15/24)(b)	200	185,368
5.50%, 01/15/26 (Call 06/15/22)(b)	200	193,882
5.50%, 10/01/27 (Call 10/01/22)(b)	400	382,340

		11,671,436

Machinery — 0.3%
ABB Finance USA Inc.
2.88%, 05/08/22	126	130,877
3.38%, 04/03/23 (Call 03/03/23)	100	106,795
3.80%, 04/03/28 (Call 01/03/28)	155	183,433
4.38%, 05/08/42	156	199,766
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	120	122,504
5.38%, 07/15/26 (Call 07/15/21)(b)	50	51,901
Caterpillar Financial Services Corp.
0.95%, 05/13/22	102	102,938
1.10%, 09/14/27	36	35,835
1.90%, 09/06/22	119	122,333
1.93%, 10/01/21	5	5,076
1.95%, 11/18/22	15	15,474
2.15%, 11/08/24	105	110,979
2.40%, 06/06/22	32	33,037
2.55%, 11/29/22	95	99,207
2.85%, 06/01/22	40	41,546
2.85%, 05/17/24	95	102,137
2.95%, 02/26/22	190	196,559
3.25%, 12/01/24	140	154,025
3.30%, 06/09/24	96	104,808
3.45%, 05/15/23	155	166,727
3.65%, 12/07/23	365	400,361
3.75%, 11/24/23	525	576,775
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	70	72,195
2.60%, 09/19/29 (Call 06/19/29)	95	103,813
2.60%, 04/09/30 (Call 01/09/30)	55	59,681
3.25%, 09/19/49 (Call 03/19/49)	405	451,883
3.25%, 04/09/50 (Call 10/09/49)	291	324,788
3.40%, 05/15/24 (Call 02/15/24)	429	468,099

64	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.80%, 08/15/42	$284	$346,619
4.30%, 05/15/44 (Call 11/15/43)	10	12,773
4.75%, 05/15/64 (Call 11/15/63)	155	220,467
5.20%, 05/27/41	186	264,425
6.05%, 08/15/36	57	82,188
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/20)(b)	100	96,891
CNH Industrial Capital LLC
1.95%, 07/02/23	5	5,086
3.88%, 10/15/21	115	118,012
4.20%, 01/15/24	120	129,737
4.38%, 04/05/22	211	221,438
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	66	71,275
4.50%, 08/15/23	235	255,095
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	15	15,605
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	164	168,974
2.75%, 04/15/25 (Call 03/15/25)	95	103,179
2.88%, 09/07/49 (Call 03/07/49)	115	122,925
3.10%, 04/15/30 (Call 01/15/30)	75	85,101
3.75%, 04/15/50 (Call 10/15/49)	25	30,899
3.90%, 06/09/42 (Call 12/09/41)	210	263,292
5.38%, 10/16/29	35	45,686
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	45	48,447
3.15%, 11/15/25 (Call 08/15/25)	145	159,313
5.38%, 03/01/41 (Call 12/01/40)	110	136,518
Flowserve Corp.
3.50%, 10/01/30 (Call 07/01/30)	50	49,772
4.00%, 11/15/23 (Call 08/15/23)	20	20,916
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(b)	50	51,773
Husky III Holding Ltd., 13.00%, 02/15/25 (Call 02/15/21)(b)	100	105,290
John Deere Capital Corp.
0.55%, 07/05/22	10	10,035
1.20%, 04/06/23	46	46,896
1.75%, 03/09/27	5	5,196
1.95%, 06/13/22	365	374,446
2.05%, 01/09/25	39	41,138
2.15%, 09/08/22	75	77,596
2.25%, 09/14/26	308	331,528
2.45%, 01/09/30	110	119,177
2.60%, 03/07/24	184	196,308
2.65%, 01/06/22	219	224,996
2.65%, 06/24/24	185	198,222
2.65%, 06/10/26	103	112,422
2.70%, 01/06/23	40	41,999
2.80%, 01/27/23	110	115,910
2.80%, 03/06/23	404	426,547
2.80%, 09/08/27	299	329,405
2.80%, 07/18/29	180	199,523
2.95%, 04/01/22	155	160,701
3.05%, 01/06/28	25	27,873
3.15%, 10/15/21	25	25,693
3.20%, 01/10/22	46	47,608
3.35%, 06/12/24	80	87,577
3.40%, 09/11/25	34	38,128
3.45%, 06/07/23	110	118,538
3.45%, 03/13/25	340	379,471
3.45%, 03/07/29	147	170,123

Security	Par (000)	Value

Machinery (continued)
3.65%, 10/12/23	$82	$89,864
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/21)(b)(d)	50	47,221
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	64	65,698
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/01/21)(b)	100	100,998
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	65	67,479
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	150	156,615
4.55%, 04/15/28 (Call 01/15/28)	190	202,679
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	10	10,560
4.60%, 05/15/28 (Call 02/15/28)	130	149,036
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	151	158,556
2.29%, 04/05/27 (Call 02/05/27)	21	22,252
2.57%, 02/15/30 (Call 11/15/29)	27	28,774
3.11%, 02/15/40 (Call 08/15/39)	7	7,441
3.36%, 02/15/50 (Call 08/15/49)	200	218,970
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(b)	75	76,548
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	15	16,277
3.50%, 03/01/29 (Call 12/01/28)	297	343,059
4.20%, 03/01/49 (Call 09/01/48)	70	90,465
Shanghai Electric Group Global Investment Ltd., 2.30%, 02/21/25(c)	600	612,756
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/15/21)(b)	100	104,405
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	73	78,334
Tennant Co., 5.63%, 05/01/25 (Call 05/01/21)	50	51,782
Terex Corp., 5.63%, 02/01/25 (Call 02/01/21)(b)	100	101,580
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(b)	100	100,293
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(b)	200	207,764
Vertical U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(b)	200	205,816
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	175	188,086
4.40%, 03/15/24 (Call 02/15/24)	170	185,512
4.95%, 09/15/28 (Call 06/15/28)	195	225,463
Xylem Inc.
3.25%, 11/01/26 (Call 08/01/26)	165	183,234
4.38%, 11/01/46 (Call 05/01/46)	70	82,114
4.88%, 10/01/21	80	83,149
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	5	5,164
2.25%, 01/30/31 (Call 10/30/30)	10	10,452

		15,960,700

Manufacturing — 0.4%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	5	5,153
2.00%, 06/26/22	245	251,679
2.00%, 02/14/25 (Call 01/14/25)	100	105,465
2.25%, 03/15/23 (Call 02/15/23)	145	151,286
2.25%, 09/19/26 (Call 06/19/26)	150	161,469
2.38%, 08/26/29 (Call 05/26/29)	90	96,463
2.65%, 04/15/25 (Call 03/15/25)	25	27,063

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
2.88%, 10/15/27 (Call 07/15/27)	$425	$470,560
3.00%, 08/07/25	234	258,519
3.13%, 09/19/46 (Call 03/19/46)	165	178,066
3.25%, 02/14/24 (Call 01/14/24)	160	173,680
3.25%, 08/26/49 (Call 02/26/49)	68	75,511
3.38%, 03/01/29 (Call 12/01/28)	155	177,729
3.63%, 09/14/28 (Call 06/14/28)	217	250,783
3.63%, 10/15/47 (Call 04/15/47)	205	238,778
3.88%, 06/15/44	130	154,557
4.00%, 09/14/48 (Call 03/14/48)	161	199,692
5.70%, 03/15/37	60	86,216
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	50	51,691
5.63%, 07/01/27 (Call 07/01/22)(b)	100	105,618
Bombardier Inc.
5.75%, 03/15/22(b)	100	96,170
6.00%, 10/15/22 (Call 11/30/20)(b)	225	200,675
6.13%, 01/15/23(b)	225	193,898
7.45%, 05/01/34(b)	100	72,360
7.50%, 12/01/24 (Call 12/01/20)(b)	175	131,250
7.50%, 03/15/25 (Call 03/15/21)(b)	275	199,331
7.88%, 04/15/27 (Call 04/15/22)(b)	340	247,615
8.75%, 12/01/21(b)	175	174,284
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	7	7,430
3.50%, 12/01/24 (Call 10/01/24)	100	109,401
3.75%, 11/15/22 (Call 08/15/22)	75	78,578
3.75%, 12/01/27 (Call 09/01/27)	5	5,601
Eaton Corp.
2.75%, 11/02/22	406	424,371
3.10%, 09/15/27 (Call 06/15/27)	50	55,686
4.00%, 11/02/32	164	197,002
4.15%, 11/02/42	330	403,940
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	75	79,146
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/20)(b)	79	73,803
12.25%, 11/15/26 (Call 11/15/22)(b)	113	118,205
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(b)	125	129,335
General Electric Co.
2.70%, 10/09/22	240	248,940
3.10%, 01/09/23	901	944,446
3.15%, 09/07/22	268	279,637
3.38%, 03/11/24	105	112,849
3.45%, 05/15/24 (Call 02/13/24)	136	146,207
3.45%, 05/01/27 (Call 03/01/27)	30	31,781
3.63%, 05/01/30 (Call 02/01/30)	400	422,112
4.13%, 10/09/42	55	57,113
4.25%, 05/01/40 (Call 11/01/39)	300	315,321
4.35%, 05/01/50 (Call 11/01/49)	650	692,217
4.50%, 03/11/44	43	46,763
5.55%, 01/05/26	30	35,180
5.88%, 01/14/38	610	734,519
6.15%, 08/07/37	175	215,035
6.75%, 03/15/32	567	725,511
6.88%, 01/10/39	435	576,797
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	60	65,503
5.75%, 06/15/25 (Call 06/15/22)	70	74,565

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	$216	$238,306
3.50%, 03/01/24 (Call 12/01/23)	135	146,871
3.90%, 09/01/42 (Call 03/01/42)	349	423,522
4.88%, 09/15/41 (Call 03/15/41)	50	67,341
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/21)(b)	104	106,979
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/21)(b)(d)	75	73,791
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	115	122,739
3.25%, 03/01/27 (Call 12/01/26)	235	258,227
3.25%, 06/14/29 (Call 03/14/29)	70	78,502
3.30%, 11/21/24 (Call 08/21/24)	74	80,608
3.50%, 09/15/22	30	31,618
4.00%, 06/14/49 (Call 12/14/48)	215	253,844
4.10%, 03/01/47 (Call 09/01/46)	24	28,511
4.20%, 11/21/34 (Call 05/21/34)	159	192,096
4.45%, 11/21/44 (Call 05/21/44)	135	165,580
6.25%, 05/15/38	5	7,003
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	160	184,171
Siemens Financieringsmaatschappij NV
2.00%, 09/15/23(b)	166	172,524
2.35%, 10/15/26(b)	300	320,775
2.70%, 03/16/22(b)	15	15,485
2.90%, 05/27/22(b)	255	264,805
3.25%, 05/27/25(b)	255	282,387
3.30%, 09/15/46(b)	700	787,549
4.20%, 03/16/47(b)	260	333,986
6.13%, 08/17/26(b)	150	193,027
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(c)	210	218,171
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	500	496,560
3.38%, 03/01/28 (Call 12/01/27)	50	53,686
3.65%, 03/15/27 (Call 12/15/26)	455	494,471
3.88%, 03/01/25 (Call 12/01/24)	5	5,489
3.90%, 09/17/29 (Call 06/17/29)	95	106,213
4.00%, 03/15/26 (Call 12/15/25)	100	110,850
4.30%, 03/01/24 (Call 12/01/23)	74	80,924
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	213	243,962
4.25%, 06/15/23	185	202,784
5.75%, 06/15/43	113	156,762
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	349	392,276
3.55%, 11/01/24 (Call 08/01/24)	60	66,128
3.80%, 03/21/29 (Call 12/21/28)	370	431,376
4.50%, 03/21/49 (Call 09/21/48)	30	37,837
4.65%, 11/01/44 (Call 05/01/44)	90	109,964
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	200	205,376

		20,185,631

Media — 1.3%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)	200	194,050
7.50%, 05/15/26 (Call 05/15/21)(b)	600	626,292
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/20)	50	50,019
4.75%, 08/01/25 (Call 08/01/21)	230	230,207
5.00%, 04/01/24 (Call 04/01/21)	200	200,982
Belo Corp.
7.25%, 09/15/27	50	55,590

66	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
7.75%, 06/01/27	$30	$33,827
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(b)	15	15,375
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(c)	200	212,314
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	40	40,603
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/20)(b)	75	75,751
4.25%, 02/01/31 (Call 07/01/25)(b)	595	610,589
4.50%, 08/15/30 (Call 02/15/25)(b)	605	628,619
4.50%, 05/01/32 (Call 05/01/26)(b)	475	491,136
4.75%, 03/01/30 (Call 09/01/24)(b)	575	604,492
5.00%, 02/01/28 (Call 08/01/22)(b)	425	446,250
5.13%, 05/01/27 (Call 05/01/22)(b)	625	656,350
5.38%, 05/01/25 (Call 05/01/21)(b)	100	102,704
5.38%, 06/01/29 (Call 06/01/24)(b)	300	323,550
5.50%, 05/01/26 (Call 05/01/21)(b)	315	327,600
5.75%, 02/15/26 (Call 02/15/21)(b)	450	466,452
5.88%, 05/01/27 (Call 05/01/21)(b)	190	198,248
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/21)(b)	75	60,431
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	80	82,573
3.70%, 04/01/51 (Call 10/01/50)	640	622,726
3.75%, 02/15/28 (Call 11/15/27)	206	227,560
4.20%, 03/15/28 (Call 12/15/27)	429	485,199
4.46%, 07/23/22 (Call 05/23/22)	270	286,097
4.50%, 02/01/24 (Call 01/01/24)	85	93,981
4.80%, 03/01/50 (Call 09/01/49)	462	526,828
4.91%, 07/23/25 (Call 04/23/25)	1,117	1,285,879
5.05%, 03/30/29 (Call 12/30/28)	163	194,754
5.13%, 07/01/49 (Call 01/01/49)	205	239,758
5.38%, 04/01/38 (Call 10/01/37)	120	144,184
5.38%, 05/01/47 (Call 11/01/46)	299	357,305
5.75%, 04/01/48 (Call 10/01/47)	461	576,130
6.38%, 10/23/35 (Call 04/23/35)	400	541,032
6.48%, 10/23/45 (Call 04/23/45)	711	958,890
6.83%, 10/23/55 (Call 04/23/55)	176	249,454
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(b)	150	146,874
9.25%, 02/15/24 (Call 02/15/21)	340	295,990
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	102	120,788
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	680	665,142
1.95%, 01/15/31 (Call 10/15/30)	388	395,834
2.35%, 01/15/27 (Call 10/15/26)	644	686,008
2.45%, 08/15/52 (Call 02/15/52)	710	653,619
2.65%, 02/01/30 (Call 11/01/29)	330	354,806
2.65%, 08/15/62 (Call 02/15/62)	300	283,971
2.80%, 01/15/51 (Call 07/15/50)	235	232,469
3.00%, 02/01/24 (Call 01/01/24)	205	220,346
3.10%, 04/01/25 (Call 03/01/25)	104	114,294
3.15%, 03/01/26 (Call 12/01/25)	185	205,570
3.15%, 02/15/28 (Call 11/15/27)	320	356,550
3.20%, 07/15/36 (Call 01/15/36)	435	480,827
3.25%, 11/01/39 (Call 05/01/39)	287	317,052
3.30%, 02/01/27 (Call 11/01/26)	257	287,560
3.30%, 04/01/27 (Call 02/01/27)	33	37,046
3.38%, 02/15/25 (Call 11/15/24)	190	209,617
3.38%, 08/15/25 (Call 05/15/25)	506	563,628

Security	Par (000)	Value

Media (continued)
3.40%, 04/01/30 (Call 01/01/30)	$840	$959,398
3.40%, 07/15/46 (Call 01/15/46)	675	741,663
3.45%, 02/01/50 (Call 08/01/49)	390	434,940
3.55%, 05/01/28 (Call 02/01/28)	205	234,856
3.60%, 03/01/24	300	329,736
3.70%, 04/15/24 (Call 03/15/24)	365	402,095
3.75%, 04/01/40 (Call 10/01/39)	130	151,706
3.90%, 03/01/38 (Call 09/01/37)	167	197,406
3.95%, 10/15/25 (Call 08/15/25)	311	356,223
3.97%, 11/01/47 (Call 05/01/47)	334	400,747
4.00%, 08/15/47 (Call 02/15/47)	285	341,316
4.00%, 03/01/48 (Call 09/01/47)	190	227,985
4.00%, 11/01/49 (Call 05/01/49)	160	192,904
4.05%, 11/01/52 (Call 05/01/52)	261	319,978
4.15%, 10/15/28 (Call 07/15/28)	641	762,534
4.20%, 08/15/34 (Call 02/15/34)	270	331,803
4.25%, 10/15/30 (Call 07/15/30)	495	604,321
4.25%, 01/15/33	342	418,988
4.40%, 08/15/35 (Call 02/25/35)	260	326,157
4.50%, 01/15/43	220	278,573
4.60%, 10/15/38 (Call 04/15/38)	327	415,764
4.60%, 08/15/45 (Call 02/15/45)	198	255,881
4.65%, 07/15/42	136	175,402
4.70%, 10/15/48 (Call 04/15/48)	758	1,012,089
4.75%, 03/01/44	190	249,500
4.95%, 10/15/58 (Call 04/15/58)	488	703,052
5.65%, 06/15/35	5	7,006
6.40%, 05/15/38	60	90,872
6.45%, 03/15/37	81	120,426
6.50%, 11/15/35	240	362,278
6.95%, 08/15/37	124	193,604
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	1,200	1,177,728
2.95%, 06/30/23 (Call 03/30/23)(b)	156	163,803
2.95%, 10/01/50 (Call 04/01/50)(b)	405	392,356
3.15%, 08/15/24 (Call 06/15/24)(b)	184	198,045
3.25%, 12/15/22(b)	295	310,600
3.35%, 09/15/26 (Call 06/15/26)(b)	215	238,839
3.50%, 08/15/27 (Call 05/15/27)(b)	198	220,485
3.85%, 02/01/25 (Call 11/01/24)(b)	125	138,118
4.60%, 08/15/47 (Call 02/15/47)(b)	135	164,750
4.70%, 12/15/42(b)	205	248,856
8.38%, 03/01/39(b)	25	40,518
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	200	192,382
4.13%, 12/01/30 (Call 12/01/25)(b)	200	203,134
4.63%, 12/01/30 (Call 12/01/25)(b)	400	399,580
5.25%, 06/01/24	139	148,551
5.38%, 02/01/28 (Call 02/01/23)(b)	200	212,382
5.50%, 05/15/26 (Call 05/15/21)(b)	200	208,056
5.50%, 04/15/27 (Call 04/15/22)(b)	400	421,460
5.75%, 01/15/30 (Call 01/15/25)(b)	400	427,396
5.88%, 09/15/22	74	78,300
6.50%, 02/01/29 (Call 02/01/24)(b)	400	443,868
6.75%, 11/15/21	150	156,856
7.50%, 04/01/28 (Call 04/01/23)(b)	200	219,074
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(b)	100	92,927

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	$550	$321,816
6.63%, 08/15/27 (Call 08/15/22)(b)(d)	285	118,520
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	72	75,824
3.45%, 03/15/25 (Call 12/15/24)	143	155,879
3.63%, 05/15/30 (Call 02/15/30)	35	38,775
3.90%, 11/15/24 (Call 08/15/24)	80	88,483
3.95%, 06/15/25 (Call 05/15/25)	88	98,520
3.95%, 03/20/28 (Call 12/20/27)	461	518,579
4.00%, 09/15/55 (Call 03/15/55)(b)	569	578,758
4.13%, 05/15/29 (Call 02/15/29)	235	267,590
4.65%, 05/15/50 (Call 11/15/49)	140	157,718
4.90%, 03/11/26 (Call 12/11/25)	150	174,324
5.00%, 09/20/37 (Call 03/20/37)	94	112,444
5.20%, 09/20/47 (Call 03/20/47)	149	177,106
5.30%, 05/15/49 (Call 11/15/48)	255	306,977
DISH DBS Corp.
5.00%, 03/15/23	264	266,064
5.88%, 07/15/22	350	360,059
5.88%, 11/15/24	400	402,564
7.38%, 07/01/28 (Call 07/01/23)	205	206,308
7.75%, 07/01/26	380	402,990
Entercom Media Corp.
6.50%, 05/01/27 (Call 05/01/22)(b)	65	56,609
7.25%, 11/01/24 (Call 11/01/20)(b)	100	84,372
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(b)	75	71,622
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	5	5,443
3.67%, 01/25/22	10	10,399
4.03%, 01/25/24 (Call 12/25/23)	435	477,321
4.71%, 01/25/29 (Call 10/25/28)	238	282,903
5.48%, 01/25/39 (Call 07/25/38)	413	549,876
5.58%, 01/25/49 (Call 07/25/48)	140	190,868
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	40	41,305
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	145	142,658
5.88%, 07/15/26 (Call 07/15/21)(b)	125	130,098
7.00%, 05/15/27 (Call 05/15/22)(b)	130	140,023
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	346	388,745
5.25%, 05/24/49 (Call 11/24/48)	220	257,334
6.13%, 01/31/46 (Call 06/30/45)	20	25,867
6.63%, 03/18/25	330	398,237
6.63%, 01/15/40	30	39,487
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(b)	75	72,113
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	110	105,697
5.25%, 08/15/27 (Call 08/15/22)(b)	130	128,371
6.38%, 05/01/26 (Call 05/01/22)	160	166,664
8.38%, 05/01/27 (Call 05/01/22)	300	292,569
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(b)	200	212,436
Liberty Interactive LLC
8.25%, 02/01/30	125	135,251
8.50%, 07/15/29	39	42,050
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/21)(b)	75	56,195

Security	Par (000)	Value

Media (continued)
Meredith Corp.
6.50%, 07/01/25 (Call 07/01/22)(b)	$125	$128,915
6.88%, 02/01/26 (Call 02/01/21)	225	186,507
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(b)	48	49,942
NBCUniversal Media LLC
4.45%, 01/15/43	285	360,955
5.95%, 04/01/41	165	243,495
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	195	197,371
5.63%, 07/15/27 (Call 07/15/22)(b)	340	354,518
Quebecor Media Inc., 5.75%, 01/15/23	125	134,375
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)	170	170,898
6.50%, 09/15/28 (Call 09/15/23)(b)	190	195,852
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/21)(b)(d)	39	34,028
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)	100	97,006
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(b)	175	164,734
5.50%, 03/01/30 (Call 12/01/24)(b)	125	117,611
5.63%, 08/01/24 (Call 08/01/21)(b)	150	149,887
5.88%, 03/15/26 (Call 03/15/21)(b)	50	49,459
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(b)	160	161,453
4.13%, 07/01/30 (Call 07/01/25)(b)	340	349,544
4.63%, 07/15/24 (Call 07/15/21)(b)	240	247,495
5.00%, 08/01/27 (Call 08/01/22)(b)	270	282,698
5.38%, 07/15/26 (Call 07/15/21)(b)	150	156,268
5.50%, 07/01/29 (Call 07/01/24)(b)	205	223,073
Sky Ltd., 3.75%, 09/16/24(b)	475	528,642
TCI Communications Inc.
7.13%, 02/15/28	20	27,421
7.88%, 02/15/26	175	235,574
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	185	182,721
4.75%, 03/15/26 (Call 03/15/23)(b)	115	118,762
5.00%, 09/15/29 (Call 09/15/24)	215	217,655
5.50%, 09/15/24 (Call 09/15/21)(b)(d)	46	46,906
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(b)	200	209,764
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	143	159,206
4.30%, 11/23/23 (Call 08/23/23)	195	213,940
5.50%, 08/15/35	5	6,418
5.65%, 11/23/43 (Call 05/23/43)	165	215,213
5.85%, 04/15/40	102	136,239
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	433	474,269
5.50%, 09/01/41 (Call 03/01/41)	364	440,640
5.88%, 11/15/40 (Call 05/15/40)	146	182,316
6.55%, 05/01/37	340	441,946
6.75%, 06/15/39	248	333,543
7.30%, 07/01/38	143	201,589
Time Warner Entertainment Co. LP
8.38%, 03/15/23	236	275,952
8.38%, 07/15/33	301	460,470
Townsquare Media Inc., 6.50%, 04/01/23 (Call 04/01/21)(b)	25	23,400

68	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	$155	$162,259
2.35%, 12/01/22	68	70,738
2.45%, 03/04/22	91	93,520
2.95%, 06/15/27(d)	86	94,478
3.00%, 02/13/26	146	161,169
3.00%, 07/30/46	145	147,100
3.15%, 09/17/25	852	945,004
3.70%, 12/01/42	10	11,147
4.13%, 06/01/44	425	508,623
4.38%, 08/16/41	75	91,336
Series B, 7.00%, 03/01/32	33	48,788
Series E, 4.13%, 12/01/41	184	217,041
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/21)(b)	264	259,504
6.63%, 06/01/27 (Call 06/01/23)(b)	290	292,868
9.50%, 05/01/25 (Call 05/01/22)(b)	65	70,988
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	200	206,870
Urban One Inc., 7.38%, 04/15/22 (Call 11/30/20)(b)	75	69,770
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	213	230,202
3.38%, 03/01/22 (Call 12/01/21)	25	25,708
3.38%, 02/15/28 (Call 12/15/27)	112	122,550
3.50%, 01/15/25 (Call 10/15/24)	400	436,220
3.70%, 06/01/28 (Call 03/01/28)	187	207,680
3.88%, 04/01/24 (Call 01/01/24)	50	54,385
4.00%, 01/15/26 (Call 10/15/25)	165	186,031
4.20%, 06/01/29 (Call 03/01/29)	100	116,051
4.20%, 05/19/32 (Call 02/19/32)	10	11,521
4.38%, 03/15/43	240	260,081
4.85%, 07/01/42 (Call 01/01/42)	233	262,444
4.90%, 08/15/44 (Call 02/15/44)	215	241,552
4.95%, 05/19/50 (Call 11/19/49)(d)	50	58,696
5.25%, 04/01/44 (Call 10/01/43)	185	217,593
5.85%, 09/01/43 (Call 03/01/43)	270	339,552
5.88%, 02/28/57 (Call 02/28/22)(a)	125	126,381
5.90%, 10/15/40 (Call 04/15/40)	90	110,384
6.25%, 02/28/57 (Call 02/28/27)(a)	125	135,874
6.88%, 04/30/36	243	332,268
7.88%, 07/30/30	99	142,975
Videotron Ltd.
5.00%, 07/15/22	130	136,163
5.13%, 04/15/27 (Call 04/15/22)(b)	185	195,641
5.38%, 06/15/24 (Call 03/15/24)(b)	100	109,401
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	200	199,000
Virgin Media Secured Finance PLC, 5.50%, 05/15/29 (Call 05/15/24)(b)	200	213,784
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(b)	200	199,798
Walt Disney Co. (The)
1.65%, 09/01/22	596	610,203
1.75%, 08/30/24 (Call 07/30/24)	674	699,477
1.75%, 01/13/26	220	228,587
2.00%, 09/01/29 (Call 06/01/29)	487	498,678
2.20%, 01/13/28	42	44,000
2.65%, 01/13/31	310	333,045
2.75%, 09/01/49 (Call 03/01/49)	365	352,732
3.00%, 09/15/22	168	176,111
3.35%, 03/24/25	542	600,438

Security	Par (000)	Value

Media (continued)
3.38%, 11/15/26 (Call 08/15/26)	$295	$332,002
3.50%, 05/13/40 (Call 11/13/39)	275	306,542
3.60%, 01/13/51 (Call 07/13/50)	215	239,230
3.70%, 09/15/24 (Call 06/15/24)	147	162,551
3.70%, 10/15/25 (Call 07/15/25)	452	510,602
3.70%, 03/23/27	43	49,132
3.80%, 03/22/30	250	293,345
4.63%, 03/23/40 (Call 09/23/39)	510	645,441
4.70%, 03/23/50 (Call 09/23/49)	423	555,052
4.75%, 09/15/44 (Call 03/15/44)	132	166,849
4.75%, 11/15/46 (Call 05/15/46)	102	129,987
4.95%, 10/15/45 (Call 04/15/45)	140	181,187
5.40%, 10/01/43	77	106,591
6.15%, 03/01/37	129	183,394
6.15%, 02/15/41	7	10,266
6.20%, 12/15/34	263	385,745
6.40%, 12/15/35	105	156,120
6.55%, 03/15/33	103	148,141
6.65%, 11/15/37	44	66,003
7.75%, 12/01/45	5	8,417
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	200	205,718
6.00%, 01/15/27 (Call 01/15/22)(b)	150	155,731
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(b)	270	280,149

		73,716,124

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	70	73,482
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/20)(b)	125	126,100
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/21)(b)	70	69,425
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)	130	124,770
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	150	156,156
3.25%, 06/15/25 (Call 03/15/25)	491	542,899
4.38%, 06/15/45 (Call 12/15/44)	95	116,529
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	105	117,448
Valmont Industries Inc., 5.25%, 10/01/54 (Call 04/01/54)	130	145,068

		1,471,877

Mining — 0.5%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (Call 06/15/23)(b)	200	211,126
6.13%, 05/15/28 (Call 05/15/23)(b)	200	214,316
6.75%, 09/30/24 (Call 09/30/21)(b)	240	247,510
Anglo American Capital PLC
3.63%, 09/11/24(b)	25	26,872
4.00%, 09/11/27(b)	5	5,535
4.50%, 03/15/28 (Call 12/15/27)(b)	315	356,029
4.88%, 05/14/25(b)	5	5,689
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (Call 07/01/30)	50	52,992
5.13%, 08/01/22	250	264,282
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(b)	120	126,966
6.13%, 02/15/28 (Call 02/15/23)(b)	105	110,638
Barrick Gold Corp.
5.25%, 04/01/42	140	189,503
6.45%, 10/15/35	55	76,617

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Barrick North America Finance LLC
5.70%, 05/30/41	$154	$215,597
5.75%, 05/01/43	194	279,397
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	215	303,713
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	171	176,262
3.85%, 09/30/23	5	5,468
4.13%, 02/24/42	109	134,376
5.00%, 09/30/43	643	890,651
6.42%, 03/01/26	100	126,853
6.75%, 10/19/75 (Call 10/19/25)(a)(b)	10	12,016
Coeur Mining Inc., 5.88%, 06/01/24 (Call 06/01/21)	50	49,590
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	51	52,191
6.75%, 12/01/27 (Call 12/01/22)(b)	75	81,325
Constellium SE
5.63%, 06/15/28 (Call 06/15/23)(b)	250	260,500
5.88%, 02/15/26 (Call 11/15/20)(b)	250	254,537
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(c)	200	218,266
3.70%, 01/30/50 (Call 07/30/49)(c)	200	208,916
4.38%, 02/05/49 (Call 08/05/48)(c)	200	232,948
4.50%, 08/13/23(c)	100	108,427
4.50%, 09/16/25(c)	600	678,030
4.50%, 08/01/47 (Call 02/01/47)(c)	450	530,658
4.88%, 11/04/44(c)	200	245,498
5.63%, 10/18/43(c)	400	534,288
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/21)(c)	200	198,440
6.88%, 10/15/27 (Call 09/22/23)(b)	225	224,332
7.25%, 04/01/23 (Call 10/01/21)(c)	200	201,000
7.50%, 04/01/25 (Call 04/01/21)(c)	600	601,140
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(b)	135	144,526
4.75%, 05/15/22 (Call 02/15/22)(b)	150	153,510
5.13%, 03/15/23 (Call 12/15/22)(b)	65	67,936
5.13%, 05/15/24 (Call 02/15/24)(b)	125	133,679
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	36	36,546
3.88%, 03/15/23 (Call 12/15/22)	305	314,373
4.13%, 03/01/28 (Call 03/01/23)	150	153,186
4.25%, 03/01/30 (Call 03/01/25)	100	104,812
4.38%, 08/01/28 (Call 08/01/23)	130	135,416
4.55%, 11/14/24 (Call 08/14/24)	125	134,805
4.63%, 08/01/30 (Call 08/01/25)	105	113,045
5.00%, 09/01/27 (Call 09/01/22)	110	114,742
5.25%, 09/01/29 (Call 09/01/24)	110	119,072
5.40%, 11/14/34 (Call 05/14/34)	175	199,677
5.45%, 03/15/43 (Call 09/15/42)	345	392,952
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	334	354,063
4.95%, 11/15/21(b)	100	104,109
5.55%, 10/25/42(b)	60	68,798
6.00%, 11/15/41(b)	183	220,623
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(b)	165	170,694
3.88%, 10/27/27 (Call 07/27/27)(b)	150	163,239
4.00%, 04/16/25(b)	110	120,981
4.00%, 03/27/27 (Call 12/27/26)(b)	96	104,592
4.13%, 05/30/23(b)	350	374,962

Security	Par (000)	Value

Mining (continued)
4.13%, 03/12/24 (Call 02/12/24)(b)	$310	$335,187
4.63%, 04/29/24(b)	155	170,472
4.88%, 03/12/29 (Call 12/12/28)(b)	145	167,968
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	90	96,752
Hudbay Minerals Inc.
6.13%, 04/01/29 (Call 04/01/24)(b)	135	138,496
7.63%, 01/15/25 (Call 01/15/21)(b)	130	134,788
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(b)	30	30,011
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/30 (Call 02/15/30)(c)	600	682,692
5.71%, 11/15/23(c)	200	220,792
6.53%, 11/15/28(c)	400	484,232
Industrias Penoles SAB de CV, 5.65%, 09/12/49 (Call 03/12/49)(c)	200	237,116
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	104	111,557
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(b)	25	26,247
Kaiser Aluminum Corp.
4.63%, 03/01/28 (Call 03/01/23)(b)	75	74,426
6.50%, 05/01/25 (Call 05/01/22)(b)	65	69,040
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	189	215,348
5.95%, 03/15/24 (Call 12/15/23)	160	181,510
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(c)	200	216,088
Minmetals Bounteous Finance BVI Ltd., 4.20%, 07/27/26(c)	400	445,664
MMC Norilsk Nickel OJSC via MMC Finance DAC
3.85%, 04/08/22(c)	250	256,447
4.10%, 04/11/23(c)	250	261,227
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/20)(b)	75	59,604
New Gold Inc.
6.38%, 05/15/25 (Call 05/15/21)(b)	75	77,758
7.50%, 07/15/27 (Call 07/15/23)(b)	70	75,617
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(b)	109	106,974
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	445	483,555
4.20%, 05/13/50 (Call 11/13/49)(b)	200	231,634
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	268	276,482
2.80%, 10/01/29 (Call 07/01/29)	232	249,316
3.70%, 03/15/23 (Call 12/15/22)	65	68,654
4.88%, 03/15/42 (Call 09/15/41)	248	328,903
5.45%, 06/09/44 (Call 12/09/43)	10	13,911
5.88%, 04/01/35	70	100,047
6.25%, 10/01/39	238	348,432
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(b)	255	258,616
5.88%, 09/30/26 (Call 09/30/21)(b)	250	257,985
Polyus Finance PLC, 5.25%, 02/07/23(c)	200	213,176
Rio Tinto Alcan Inc.
5.75%, 06/01/35	56	80,092
6.13%, 12/15/33	25	36,169
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	787	885,643
5.20%, 11/02/40	295	413,442
7.13%, 07/15/28	117	164,008

70	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	$160	$200,781
Southern Copper Corp.
3.50%, 11/08/22	30	31,583
3.88%, 04/23/25	115	127,160
5.25%, 11/08/42	255	324,225
5.88%, 04/23/45	284	388,359
6.75%, 04/16/40	133	191,161
7.50%, 07/27/35	80	117,394
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 06/15/21)(b)	25	24,051
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	85	87,030
5.40%, 02/01/43 (Call 08/01/42)	80	82,297
6.00%, 08/15/40 (Call 02/15/40)	135	150,788
6.13%, 10/01/35	195	226,331
6.25%, 07/15/41 (Call 01/15/41)	245	280,491
Vedanta Resources Finance II PLC, 9.25%, 04/23/26 (Call 04/23/23)(c)	200	126,068
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(c)	200	117,894
6.38%, 07/30/22(c)	200	141,118
7.13%, 05/31/23(c)	200	123,610

		24,739,251

Multi-National — 0.0%
Asian Development Bank, 0.25%, 10/06/23	5	4,994

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	150	149,874
4.13%, 05/01/25 (Call 05/01/22)	30	31,112
4.25%, 04/01/28 (Call 10/01/22)	70	72,344
5.50%, 12/01/24 (Call 06/01/24)	100	110,108
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	70	68,081
5.38%, 05/15/22 (Call 04/15/22)	21	21,419
5.95%, 04/01/23 (Call 03/01/23)	76	76,606
Xerox Corp.
3.80%, 05/15/24(d)	85	87,405
4.07%, 03/17/22	50	51,237
4.38%, 03/15/23 (Call 02/15/23)	111	115,534
4.80%, 03/01/35	25	23,795
6.75%, 12/15/39	120	126,148
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	110	108,501
5.50%, 08/15/28 (Call 07/15/28)(b)	160	157,899

		1,200,063

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	169	188,805

Oil & Gas — 2.4%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(b)	165	169,503
5.88%, 03/31/25 (Call 03/31/21)(b)	150	155,849
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/21)	100	74,095
5.13%, 12/01/22 (Call 11/30/20)	184	170,500
5.38%, 11/01/21 (Call 11/01/20)(d)	100	100,112
5.63%, 06/01/23 (Call 06/01/21)(d)	150	124,466
Apache Corp. 3.25%, 04/15/22 (Call 01/15/22)	110	109,593

Security	Par (000)	Value

Oil & Gas (continued)
4.25%, 01/15/30 (Call 10/15/29)	$205	$181,259
4.25%, 01/15/44 (Call 07/15/43)	205	173,774
4.38%, 10/15/28 (Call 07/15/28)	85	77,786
4.63%, 11/15/25 (Call 08/15/25)	25	23,671
4.75%, 04/15/43 (Call 10/15/42)	313	278,413
4.88%, 11/15/27 (Call 05/15/27)	35	32,801
5.10%, 09/01/40 (Call 03/01/40)	390	358,293
5.25%, 02/01/42 (Call 08/01/41)	15	13,544
5.35%, 07/01/49 (Call 01/01/49)	110	96,449
7.38%, 08/15/47	30	29,083
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(b)	100	88,142
9.00%, 11/01/27 (Call 11/01/26)(b)	50	48,873
Baytex Energy Corp.
5.63%, 06/01/24 (Call 06/01/21)(b)	74	41,505
8.75%, 04/01/27 (Call 04/01/23)(b)	100	44,705
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/21)(b)	60	40,819
BG Energy Capital PLC, 4.00%, 10/15/21(b)	215	222,063
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	205	199,955
2.52%, 09/19/22 (Call 08/19/22)	50	51,788
2.75%, 05/10/23	270	284,893
2.77%, 11/10/50 (Call 05/10/50)	740	669,848
2.94%, 04/06/23	510	539,034
3.00%, 02/24/50 (Call 08/24/49)	74	69,852
3.02%, 01/16/27 (Call 10/16/26)	226	244,033
3.12%, 05/04/26 (Call 02/04/26)	195	213,936
3.19%, 04/06/25 (Call 03/06/25)	5	5,463
3.22%, 11/28/23 (Call 09/28/23)	50	53,621
3.22%, 04/14/24 (Call 02/14/24)	400	430,216
3.25%, 05/06/22	218	227,224
3.41%, 02/11/26 (Call 12/11/25)	210	232,924
3.59%, 04/14/27 (Call 01/14/27)	395	438,802
3.63%, 04/06/30 (Call 01/06/30)	238	269,183
3.79%, 02/06/24 (Call 01/06/24)	175	190,871
3.80%, 09/21/25 (Call 07/21/25)	110	123,868
3.94%, 09/21/28 (Call 06/21/28)	170	195,634
4.23%, 11/06/28 (Call 08/06/28)	110	128,526
BP Capital Markets PLC
2.50%, 11/06/22	168	174,864
2.75%, 05/10/23	75	78,864
3.06%, 03/17/22	172	178,378
3.25%, 05/06/22	25	26,042
3.28%, 09/19/27 (Call 06/19/27)	440	483,868
3.51%, 03/17/25	350	388,080
3.54%, 11/04/24	224	246,503
3.56%, 11/01/21	235	242,238
3.72%, 11/28/28 (Call 08/28/28)	200	226,380
3.81%, 02/10/24	255	279,205
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(c)	200	208,948
Burlington Resources LLC
5.95%, 10/15/36	40	53,000
7.20%, 08/15/31	4	5,757
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/21)	100	35,646
6.25%, 04/15/23 (Call 04/15/21)	100	38,816
6.38%, 07/01/26 (Call 07/01/21)	50	11,939
8.25%, 07/15/25 (Call 07/15/21)	42	12,252

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 01/15/21)	$27	$26,849
7.75%, 04/15/23 (Call 04/15/21)	50	48,000
9.25%, 07/15/24 (Call 07/15/21)(b)	48	51,887
11.00%, 04/15/25 (Call 10/15/21)(b)(d)	90	87,179
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	5	5,067
2.95%, 01/15/23 (Call 12/15/22)	325	337,002
2.95%, 07/15/30 (Call 04/15/30)	74	72,564
3.45%, 11/15/21 (Call 08/15/21)	150	153,138
3.85%, 06/01/27 (Call 03/01/27)	145	153,504
3.90%, 02/01/25 (Call 11/01/24)	65	70,181
4.95%, 06/01/47 (Call 12/01/46)	185	196,929
5.85%, 02/01/35	5	5,811
6.25%, 03/15/38	220	255,453
6.45%, 06/30/33	5	6,032
6.75%, 02/01/39	340	411,941
7.20%, 01/15/32	185	234,208
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	175	173,395
3.80%, 09/15/23 (Call 06/15/23)	250	253,727
4.25%, 04/15/27 (Call 01/15/27)	105	106,556
5.25%, 06/15/37 (Call 12/15/36)	105	102,803
5.38%, 07/15/25 (Call 04/15/25)	180	189,887
5.40%, 06/15/47 (Call 12/15/46)	144	142,151
6.75%, 11/15/39	340	377,964
Chevron Corp.
1.14%, 05/11/23	130	132,356
1.55%, 05/11/25 (Call 04/11/25)	608	627,474
2.00%, 05/11/27 (Call 03/11/27)	245	257,113
2.24%, 05/11/30 (Call 02/11/30)	415	435,165
2.36%, 12/05/22 (Call 09/05/22)	190	197,000
2.50%, 03/03/22 (Call 02/03/22)	223	229,039
2.57%, 05/16/23 (Call 03/16/23)	48	50,458
2.90%, 03/03/24 (Call 01/03/24)	270	288,746
2.95%, 05/16/26 (Call 02/16/26)	484	534,505
2.98%, 05/11/40 (Call 11/11/39)	100	106,039
3.08%, 05/11/50 (Call 11/11/49)	60	62,380
3.19%, 06/24/23 (Call 03/24/23)	240	255,854
3.33%, 11/17/25 (Call 08/17/25)	215	240,155
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	345	343,403
1.02%, 08/12/27 (Call 06/12/27)	300	296,889
2.34%, 08/12/50 (Call 02/12/50)	300	273,921
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	303	318,353
4.38%, 06/01/24 (Call 03/01/24)	25	26,706
4.38%, 03/15/29 (Call 12/15/28)	63	67,838
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(c)	600	658,092
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	300	318,441
3.00%, 05/09/23	400	418,624
4.25%, 05/09/43	200	240,654
CNOOC Finance 2014 ULC
4.25%, 04/30/24	200	220,230
4.88%, 04/30/44	200	263,134
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	220	265,434

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	$600	$655,980
4.38%, 05/02/28	200	233,346
CNOOC Petroleum North America ULC
5.88%, 03/10/35	85	117,729
6.40%, 05/15/37	526	767,097
7.50%, 07/30/39	210	344,408
7.88%, 03/15/32	80	121,845
CNPC General Capital Ltd., 3.95%, 04/19/22(b)	200	208,424
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/22)(b)	225	237,384
Comstock Resources Inc.
7.50%, 05/15/25 (Call 05/15/21)(b)	115	114,295
9.75%, 08/15/26 (Call 08/15/21)	270	284,546
Concho Resources Inc.
2.40%, 02/15/31 (Call 11/15/30)	90	91,008
3.75%, 10/01/27 (Call 07/01/27)	210	233,354
4.30%, 08/15/28 (Call 05/15/28)	100	114,808
4.85%, 08/15/48 (Call 02/15/48)	150	184,938
4.88%, 10/01/47 (Call 04/01/47)	142	173,477
Conoco Funding Co., 7.25%, 10/15/31	65	93,918
ConocoPhillips
5.90%, 10/15/32	90	119,550
5.90%, 05/15/38	174	233,297
6.50%, 02/01/39	472	675,899
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	383	446,245
4.95%, 03/15/26 (Call 12/15/25)	310	369,046
5.95%, 03/15/46 (Call 09/15/45)	95	136,484
6.95%, 04/15/29	513	701,753
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	360	335,948
4.38%, 01/15/28 (Call 10/15/27)	195	175,523
4.50%, 04/15/23 (Call 01/15/23)	245	233,081
4.90%, 06/01/44 (Call 12/01/43)	139	115,060
5.00%, 09/15/22 (Call 11/30/20)	349	345,510
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/21)(b)	250	245,570
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(b)	100	72,679
5.75%, 02/15/28 (Call 02/15/23)(b)	125	85,534
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	15	15,376
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	118	110,308
5.00%, 06/15/45 (Call 12/15/44)	285	275,455
5.60%, 07/15/41 (Call 01/15/41)	172	177,227
5.85%, 12/15/25 (Call 09/15/25)	400	446,668
7.88%, 09/30/31	9	11,302
7.95%, 04/15/32	5	6,455
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	212	214,572
3.25%, 12/01/26 (Call 10/01/26)	200	204,938
3.50%, 12/01/29 (Call 09/01/29)	422	419,514
4.75%, 05/31/25 (Call 04/30/25)	35	38,018
5.38%, 05/31/25 (Call 05/31/21)	85	87,967
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	200	210,264
Ecopetrol SA
4.13%, 01/16/25	500	526,710
5.38%, 06/26/26 (Call 03/26/26)	560	618,391
5.88%, 09/18/23	720	796,032
5.88%, 05/28/45	645	701,941

72	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.88%, 04/29/30 (Call 01/29/30)	$100	$119,776
7.38%, 09/18/43	300	375,999
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(c)	600	632,022
4.50%, 09/14/47 (Call 03/14/47)(c)	250	266,685
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(b)	100	101,618
5.75%, 01/30/28 (Call 01/30/23)(b)	215	223,600
6.63%, 07/15/25 (Call 07/15/22)(b)	105	109,354
Eni SpA
5.70%, 10/01/40(b)	100	117,828
Series X-R, 4.00%, 09/12/23(b)	280	302,271
Series X-R, 4.75%, 09/12/28(b)	260	301,896
Eni USA Inc., 7.30%, 11/15/27	67	85,921
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(b)	125	44,529
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	63	65,826
3.15%, 04/01/25 (Call 01/01/25)	67	72,854
3.90%, 04/01/35 (Call 10/01/34)	165	184,226
4.15%, 01/15/26 (Call 10/15/25)	75	86,054
4.95%, 04/15/50 (Call 10/15/49)	80	99,534
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	135	134,916
3.90%, 10/01/27 (Call 07/01/27)	265	254,442
5.00%, 01/15/29	55	55,000
7.88%, 02/01/25 (Call 01/01/25)	175	194,687
8.75%, 02/01/30 (Call 11/01/29)	160	198,752
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	575	599,506
2.45%, 01/17/23	451	470,632
2.65%, 01/15/24	409	434,125
2.75%, 11/10/21	200	204,716
2.88%, 04/06/25 (Call 03/06/25)	355	383,961
3.00%, 04/06/27 (Call 02/06/27)	35	38,419
3.13%, 04/06/30 (Call 01/06/30)	25	27,591
3.15%, 01/23/22	610	630,350
3.25%, 11/10/24	237	259,875
3.25%, 11/18/49 (Call 05/18/49)	83	85,534
3.63%, 09/10/28 (Call 06/10/28)	239	276,956
3.70%, 03/01/24	484	531,727
3.70%, 04/06/50 (Call 10/06/49)	135	150,374
3.95%, 05/15/43	183	206,869
4.25%, 11/23/41	92	108,316
4.80%, 11/08/43	133	169,564
5.10%, 08/17/40	139	183,440
Exxon Mobil Corp.
1.57%, 04/15/23	625	642,562
1.90%, 08/16/22	161	165,442
2.02%, 08/16/24 (Call 07/16/24)	322	337,305
2.28%, 08/16/26 (Call 06/16/26)	153	163,421
2.40%, 03/06/22 (Call 01/06/22)	275	281,603
2.44%, 08/16/29 (Call 05/16/29)	125	132,424
2.61%, 10/15/30 (Call 07/15/30)	231	244,410
2.71%, 03/06/25 (Call 12/06/24)	682	732,918
2.73%, 03/01/23 (Call 01/01/23)	325	341,175
2.99%, 03/19/25 (Call 02/19/25)	704	766,748
3.00%, 08/16/39 (Call 02/16/39)	105	107,778
3.04%, 03/01/26 (Call 12/01/25)	345	380,142
3.10%, 08/16/49 (Call 02/16/49)	211	211,082
3.18%, 03/15/24 (Call 12/15/23)	25	26,912

Security	Par (000)	Value

Oil & Gas (continued)
3.29%, 03/19/27 (Call 01/19/27)	$400	$445,876
3.45%, 04/15/51 (Call 10/15/50)	480	503,208
3.48%, 03/19/30 (Call 12/19/29)	1,034	1,169,040
3.57%, 03/06/45 (Call 09/06/44)	230	244,932
4.11%, 03/01/46 (Call 09/01/45)	299	345,076
4.23%, 03/19/40 (Call 09/19/39)	428	510,249
4.33%, 03/19/50 (Call 09/19/49)	635	766,451
Gazprom PJSC Via Gaz Capital SA
7.29%, 08/16/37(c)	1,000	1,400,790
8.63%, 04/28/34(c)	100	149,282
Gazprom Via Gaz Capital SA
4.95%, 07/19/22(c)	400	420,424
6.51%, 03/07/22(c)	715	758,243
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 11/30/20)(b)	45	25,582
GS Caltex Corp., 1.63%, 07/27/25(c)	400	399,980
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/21)	100	55,405
6.38%, 05/15/25 (Call 05/15/21)	110	61,012
6.38%, 01/15/26 (Call 01/15/21)(d)	100	55,128
6.63%, 05/01/23 (Call 05/01/21)	50	27,250
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(c)	200	217,018
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	65	66,767
4.30%, 04/01/27 (Call 01/01/27)	75	77,698
5.60%, 02/15/41	357	383,004
5.80%, 04/01/47 (Call 10/01/46)	90	99,174
6.00%, 01/15/40	102	113,357
7.13%, 03/15/33	95	114,711
7.30%, 08/15/31	145	176,790
7.88%, 10/01/29	79	97,133
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 11/30/20)	50	11,124
8.75%, 06/15/25 (Call 06/15/21)(d)	50	10,733
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/21)(b)	75	69,129
5.75%, 10/01/25 (Call 04/01/21)(b)	75	69,135
6.25%, 11/01/28 (Call 11/01/23)(b)	120	110,149
HollyFrontier Corp.
4.50%, 10/01/30 (Call 07/01/30)	60	56,424
5.88%, 04/01/26 (Call 01/01/26)	374	397,902
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	110	114,023
4.40%, 04/15/29 (Call 01/15/29)	202	205,428
Indian Oil Corp. Ltd., 4.75%, 01/16/24(c)	400	425,892
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(b)	110	108,902
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(b)	200	175,596
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	70	72,346
KazMunayGas National Co. JSC
4.75%, 04/24/25(c)	200	222,364
4.75%, 04/19/27(c)	400	450,616
5.38%, 04/24/30(c)	200	238,368
5.75%, 04/19/47(c)	200	248,334
6.38%, 10/24/48(c)	200	266,298

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Korea National Oil Corp.
2.63%, 04/14/26(c)	$600	$644,094
4.00%, 01/23/24(c)	200	218,970
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	105	48,630
10.13%, 01/15/28 (Call 01/15/23)	60	25,975
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(b)(c)	85	87,490
6.13%, 06/30/25 (Call 03/30/25)(b)(c)	95	98,342
6.50%, 06/30/27 (Call 12/30/26)(b)(c)	115	119,169
6.75%, 06/30/30 (Call 12/30/29)(b)(c)	60	61,770
Lukoil International Finance BV
4.56%, 04/24/23(c)	400	424,932
4.75%, 11/02/26(c)	800	893,256
6.66%, 06/07/22(c)	300	323,346
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(b)	50	47,496
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	78	79,434
3.85%, 06/01/25 (Call 03/01/25)	75	76,706
4.40%, 07/15/27 (Call 04/15/27)	189	189,907
5.20%, 06/01/45 (Call 12/01/44)	150	141,579
6.60%, 10/01/37	240	247,082
6.80%, 03/15/32	160	169,446
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	467	495,422
3.80%, 04/01/28 (Call 01/01/28)	135	142,773
4.50%, 05/01/23 (Call 04/01/23)	358	385,083
4.50%, 04/01/48 (Call 10/01/47)	90	86,339
4.70%, 05/01/25 (Call 04/01/25)	245	271,921
4.75%, 12/15/23 (Call 10/15/23)	104	114,226
4.75%, 09/15/44 (Call 03/15/44)	275	270,053
5.00%, 09/15/54 (Call 03/15/54)	20	19,541
5.13%, 12/15/26 (Call 09/15/26)	122	139,550
5.85%, 12/15/45 (Call 06/15/45)	100	110,005
6.50%, 03/01/41 (Call 09/01/40)	179	208,986
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	205	165,166
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(c)	400	352,192
MEG Energy Corp.
6.50%, 01/15/25 (Call 01/15/21)(b)	87	85,238
7.00%, 03/31/24 (Call 09/30/21)(b)	120	114,408
7.13%, 02/01/27 (Call 02/01/23)(b)	215	193,511
Montage Resources Corp., 8.88%, 07/15/23 (Call 07/15/21)	90	91,881
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(b)	575	287,632
10.50%, 05/15/27 (Call 05/15/22)(b)	95	49,254
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	190	219,815
Murphy Oil Corp.
4.95%, 12/01/22 (Call 09/01/22)	100	95,629
5.75%, 08/15/25 (Call 08/15/21)	100	81,976
5.88%, 12/01/27 (Call 12/01/22)	90	70,995
6.38%, 12/01/42 (Call 06/01/42)	100	78,957
6.88%, 08/15/24 (Call 08/15/21)	145	129,072
7.05%, 05/01/29	75	64,510
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	125	34,874
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(b)	100	41,590
7.50%, 01/15/28 (Call 01/15/23)(b)	50	20,001

Security	Par (000)	Value

Oil & Gas (continued)
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(b)	$200	$174,236
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	170	159,800
5.63%, 07/01/24	75	72,560
5.75%, 01/30/22	130	130,701
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	160	182,635
3.90%, 11/15/24 (Call 08/15/24)	150	165,772
4.20%, 10/15/49 (Call 04/15/49)	46	54,872
4.95%, 08/15/47 (Call 02/15/47)	119	155,565
5.05%, 11/15/44 (Call 05/15/44)	100	130,040
5.25%, 11/15/43 (Call 05/15/43)	230	306,675
6.00%, 03/01/41 (Call 09/01/40)	287	403,158
Occidental Petroleum Corp.
2.70%, 08/15/22(d)	102	94,219
2.70%, 02/15/23 (Call 08/15/22)	410	367,331
2.90%, 08/15/24 (Call 06/15/24)	515	428,609
3.13%, 02/15/22 (Call 11/15/21)	150	142,785
3.20%, 08/15/26 (Call 06/15/26)	195	150,575
3.40%, 04/15/26 (Call 01/15/26)	290	226,661
3.45%, 07/15/24 (Call 04/15/24)	40	33,850
3.50%, 06/15/25 (Call 03/15/25)	25	20,088
3.50%, 08/15/29 (Call 05/15/29)	259	186,902
4.10%, 02/15/47 (Call 08/15/46)	80	52,314
4.20%, 03/15/48 (Call 09/15/47)	115	74,216
4.30%, 08/15/39 (Call 02/15/39)	165	110,166
4.40%, 04/15/46 (Call 10/15/45)	470	315,539
4.40%, 08/15/49 (Call 02/15/49)	30	20,061
4.50%, 07/15/44 (Call 01/15/44)	235	161,048
4.63%, 06/15/45 (Call 12/15/44)	90	61,442
5.55%, 03/15/26 (Call 12/15/25)	310	270,311
5.88%, 09/01/25 (Call 06/01/25)	135	118,762
6.20%, 03/15/40	125	101,371
6.38%, 09/01/28 (Call 03/01/28)	140	121,930
6.45%, 09/15/36	405	328,014
6.60%, 03/15/46 (Call 09/15/45)	195	161,534
6.63%, 09/01/30 (Call 03/01/30)	65	56,879
6.95%, 07/01/24	250	240,925
7.15%, 05/15/28	50	43,534
7.50%, 05/01/31	203	185,227
7.88%, 09/15/31	160	148,717
7.95%, 06/15/39	55	51,125
8.00%, 07/15/25 (Call 04/15/25)	135	131,664
8.50%, 07/15/27 (Call 01/15/27)	95	91,203
8.88%, 07/15/30 (Call 01/15/30)	250	244,657
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/07/24(c)	200	213,274
8.38%, 11/07/28(c)	200	219,670
Oil India International Pte Ltd., 4.00%, 04/21/27(c)	415	424,877
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(c)	600	625,626
Ovintiv Inc.
3.90%, 11/15/21 (Call 08/15/21)	200	199,880
6.50%, 08/15/34	252	235,844
6.50%, 02/01/38	23	20,909
6.63%, 08/15/37	148	135,937
7.20%, 11/01/31	120	119,352
7.38%, 11/01/31	25	25,108
8.13%, 09/15/30	90	93,261

74	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(b)	$50	$40,468
Parkland Corp.
5.88%, 07/15/27 (Call 07/15/22)(b)	100	103,280
6.00%, 04/01/26 (Call 04/01/21)(b)	100	103,326
Parsley Energy LLC/Parsley Finance Corp.
4.13%, 02/15/28 (Call 02/15/23)(b)	75	78,158
5.25%, 08/15/25 (Call 08/15/21)(b)	100	102,981
5.38%, 01/15/25 (Call 01/15/21)(b)	115	117,552
5.63%, 10/15/27 (Call 10/15/22)(b)	125	132,911
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	145	108,920
5.15%, 11/15/29 (Call 08/15/29)	5	3,762
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(b)	190	73,382
7.25%, 06/15/25 (Call 06/15/21)	150	62,235
9.25%, 05/15/25 (Call 05/15/22)(b)	170	151,898
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	180	169,619
6.13%, 09/15/24 (Call 09/15/21)	100	95,833
Pertamina Persero PT
4.70%, 07/30/49(c)	100	106,744
4.88%, 05/03/22(c)	200	211,262
6.00%, 05/03/42(c)	428	520,405
6.45%, 05/30/44(c)	400	519,428
6.50%, 05/27/41(c)	200	256,848
6.50%, 11/07/48(c)	400	528,668
Petrobras Global Finance BV
5.09%, 01/15/30	600	627,630
5.60%, 01/03/31 (Call 10/03/30)	400	431,396
5.75%, 02/01/29	350	389,046
6.00%, 01/27/28	800	896,064
6.75%, 06/03/50 (Call 12/03/49)	200	219,312
6.85%, 06/05/15	350	376,313
6.88%, 01/20/40	208	234,657
6.90%, 03/19/49	600	679,050
7.25%, 03/17/44	200	231,616
7.38%, 01/17/27	879	1,059,230
8.75%, 05/23/26(d)	653	832,098
Petroleos del Peru SA
4.75%, 06/19/32(c)	400	436,896
5.63%, 06/19/47(c)	400	460,764
Petroleos Mexicanos
3.50%, 01/30/23	190	185,904
4.25%, 01/15/25	15	13,948
4.50%, 01/23/26	190	168,313
4.63%, 09/21/23	350	346,556
4.88%, 01/18/24	490	480,337
5.35%, 02/12/28	395	340,119
5.50%, 06/27/44	200	146,006
5.63%, 01/23/46	700	510,097
5.95%, 01/28/31 (Call 10/28/30)	1,015	848,479
6.35%, 02/12/48	600	458,274
6.38%, 01/23/45	250	190,115
6.49%, 01/23/27 (Call 11/23/26)	400	372,456
6.50%, 03/13/27	1,145	1,064,438
6.50%, 01/23/29	200	178,380
6.50%, 06/02/41	685	529,923
6.63%, 06/15/35	280	230,922
6.75%, 09/21/47	825	641,776

Security	Par (000)	Value

Oil & Gas (continued)
6.84%, 01/23/30 (Call 10/23/29)	$1,005	$899,917
6.88%, 08/04/26	400	384,380
6.95%, 01/28/60 (Call 07/28/59)	800	625,360
7.69%, 01/23/50 (Call 07/23/49)	855	712,737
Petroliam Nasional Bhd, 7.63%, 10/15/26(c)	115	155,483
Petronas Capital Ltd.
3.50%, 03/18/25(c)	600	659,778
3.50%, 04/21/30 (Call 01/21/30)(c)	500	556,810
4.50%, 03/18/45(c)	300	382,044
4.55%, 04/21/50 (Call 10/21/49)(c)	450	563,665
4.80%, 04/21/60 (Call 10/21/59)(c)	200	270,000
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)	535	502,221
3.70%, 04/06/23	45	48,114
3.85%, 04/09/25 (Call 03/09/25)	35	38,549
3.90%, 03/15/28 (Call 12/15/27)	224	245,430
4.30%, 04/01/22	542	569,967
4.65%, 11/15/34 (Call 05/15/34)	272	304,058
4.88%, 11/15/44 (Call 05/15/44)	478	521,536
5.88%, 05/01/42	74	89,443
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	500	468,185
4.45%, 01/15/26 (Call 10/15/25)	170	195,692
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/21)	50	32,500
7.13%, 01/15/26 (Call 11/15/20)(b)	75	48,272
7.75%, 12/15/23 (Call 12/15/20)	50	37,854
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(c)	200	206,384
3.90%, 12/06/59(c)	200	208,042
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(b)	450	369,076
5.13%, 10/06/24 (Call 10/06/21)(b)	200	168,922
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	125	98,715
5.38%, 10/01/22 (Call 07/01/22)	75	65,563
5.63%, 03/01/26 (Call 12/01/25)	75	47,545
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	130	120,822
5.00%, 08/15/22 (Call 05/15/22)(d)	100	100,060
5.00%, 03/15/23 (Call 12/15/22)	125	121,463
9.25%, 02/01/26 (Call 02/01/22)(b)	165	174,941
Reliance Industries Ltd.
4.88%, 02/10/45(c)	250	304,342
5.40%, 02/14/22(c)	500	526,085
Saka Energi Indonesia PT, 4.45%, 05/05/24(c)	200	183,932
Saudi Arabian Oil Co.
2.75%, 04/16/22(c)	941	964,139
2.88%, 04/16/24(c)	600	627,678
3.50%, 04/16/29(c)	600	658,824
4.25%, 04/16/39(c)	600	680,772
4.38%, 04/16/49(c)	700	819,497
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/21)(b)	140	133,043
6.75%, 05/01/23 (Call 05/01/21)(b)	50	49,660
6.88%, 06/30/23 (Call 06/30/21)(b)	100	99,950
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(c)	105	35,138
Shell International Finance BV 2.00%, 11/07/24 (Call 10/07/24)	434	455,544

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.25%, 01/06/23	$160	$166,088
2.38%, 08/21/22	180	186,491
2.38%, 04/06/25 (Call 03/06/25)	67	71,512
2.38%, 11/07/29 (Call 08/07/29)	462	485,423
2.50%, 09/12/26	203	220,421
2.75%, 04/06/30 (Call 01/06/30)	60	64,709
2.88%, 05/10/26	215	237,379
3.13%, 11/07/49 (Call 05/07/49)	265	267,862
3.25%, 05/11/25	554	612,613
3.25%, 04/06/50 (Call 10/06/49)	293	302,376
3.40%, 08/12/23	234	253,115
3.50%, 11/13/23 (Call 10/13/23)	228	247,943
3.63%, 08/21/42	325	351,848
3.75%, 09/12/46	258	284,430
3.88%, 11/13/28 (Call 08/23/28)	310	359,346
4.00%, 05/10/46	219	250,249
4.13%, 05/11/35	282	336,640
4.38%, 05/11/45	724	872,210
4.55%, 08/12/43	183	223,006
5.50%, 03/25/40	213	293,420
6.38%, 12/15/38	342	505,045
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(c)	200	209,372
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	200	208,714
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23(c)	200	218,792
5.38%, 10/17/43(c)	200	278,402
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(c)	400	440,172
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(c)	200	215,628
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(c)	200	213,682
3.50%, 05/03/26(c)	200	220,710
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(c)	450	461,938
3.00%, 04/12/22(c)	564	579,899
3.63%, 04/12/27(c)	200	220,072
4.25%, 04/12/47(c)	200	244,686
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 05/13/25 (Call 04/13/25)(c)	500	515,040
2.70%, 05/13/30 (Call 02/13/30)(c)	900	935,910
2.95%, 11/12/29 (Call 08/12/29)(c)	265	280,704
3.44%, 11/12/49 (Call 05/11/49)(c)	200	216,120
3.75%, 09/12/23(c)	200	214,618
4.25%, 09/12/28(c)(d)	400	461,680
4.60%, 09/12/48(c)	200	259,144
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(b)	304	289,834
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	75	74,312
6.45%, 01/23/25 (Call 10/23/24)	200	200,558
7.50%, 04/01/26 (Call 04/01/21)	125	127,285
7.75%, 10/01/27 (Call 10/01/22)	75	77,474
8.38%, 09/15/28 (Call 09/15/23)	70	73,243
Suncor Energy Inc.
2.80%, 05/15/23	600	626,742
3.10%, 05/15/25 (Call 04/15/25)	5	5,347
3.60%, 12/01/24 (Call 09/01/24)	216	234,485
4.00%, 11/15/47 (Call 05/15/47)	190	188,322
5.95%, 12/01/34	125	148,969

Security	Par (000)	Value

Oil & Gas (continued)
5.95%, 05/15/35	$11	$13,311
6.50%, 06/15/38	105	130,990
6.80%, 05/15/38	350	442,816
6.85%, 06/01/39	160	203,266
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/21)	200	200,888
5.50%, 02/15/26 (Call 02/15/21)	175	175,815
5.88%, 03/15/28 (Call 03/15/23)	75	77,822
6.00%, 04/15/27 (Call 04/15/22)	80	82,701
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(c)	1,600	1,553,040
3.50%, 10/17/49(c)	200	176,252
Tosco Corp., 8.13%, 02/15/30	50	71,681
Total Capital Canada Ltd., 2.75%, 07/15/23	101	107,078
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	265	281,157
2.70%, 01/25/23	75	78,776
2.83%, 01/10/30 (Call 10/10/29)	170	185,521
2.88%, 02/17/22	255	263,231
3.39%, 06/29/60 (Call 12/29/59)	103	105,575
3.45%, 02/19/29 (Call 11/19/28)	260	295,485
3.46%, 07/12/49 (Call 01/12/49)	331	355,736
3.70%, 01/15/24	20	21,886
3.75%, 04/10/24	198	218,737
Total Capital SA, 3.88%, 10/11/28	387	452,403
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	62	38,622
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(b)	124	41,246
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)	8	6,927
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	55	41,435
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	75	46,838
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/21)(c)	200	104,556
Ultrapar International SA, 5.25%, 06/06/29(c)	200	209,682
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	60	57,377
2.85%, 04/15/25 (Call 03/15/25)	10	10,284
3.40%, 09/15/26 (Call 06/15/26)	430	452,996
3.65%, 03/15/25	35	37,204
4.00%, 04/01/29 (Call 01/01/29)	305	318,768
4.35%, 06/01/28 (Call 03/01/28)	100	107,264
4.90%, 03/15/45	290	293,999
6.63%, 06/15/37	176	206,664
7.50%, 04/15/32	172	225,709
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/21)(b)	37	30,660
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/21)(b)	75	55,042
9.75%, 04/15/23 (Call 10/15/21)(b)	50	37,483
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	85	86,709
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	155	164,072
3.70%, 09/15/26 (Call 06/15/26)(b)	145	155,024
4.50%, 03/04/29 (Call 12/04/28)(b)	328	360,203
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	160	153,590
5.25%, 09/15/24 (Call 06/15/24)	125	129,711
5.25%, 10/15/27 (Call 09/30/22)	95	95,276

76	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.75%, 06/01/26 (Call 06/01/21)	$90	$92,462
5.88%, 06/15/28 (Call 06/15/23)	138	141,620
8.25%, 08/01/23 (Call 06/01/23)	100	112,352
YPF SA
6.95%, 07/21/27(c)	298	158,473
7.00%, 12/15/47 (Call 06/15/47)(c)	200	100,670
8.50%, 07/28/25(c)	201	116,676
8.50%, 06/27/29 (Call 03/27/29)(c)	100	55,971
8.75%, 04/04/24(c)	350	231,455

		133,809,593

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(b)	100	96,632
6.88%, 04/01/27 (Call 04/01/22)(b)	100	98,000
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	66	68,916
3.14%, 11/07/29 (Call 08/07/29)	107	111,343
3.34%, 12/15/27 (Call 09/15/27)	211	225,477
4.08%, 12/15/47 (Call 06/15/47)	505	502,611
Baker Hughes Holdings LLC, 5.13%, 09/15/40	120	141,388
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/21)(b)	50	10,313
ChampionX Corp., 6.38%, 05/01/26 (Call 05/01/21)	40	38,251
COSL Singapore Capital Ltd., 4.50%, 07/30/25(c)	200	223,204
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(b)	65	57,719
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/21)	75	63,295
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	7	6,775
3.25%, 11/15/21 (Call 08/15/21)	70	71,374
3.50%, 08/01/23 (Call 05/01/23)	264	278,887
3.80%, 11/15/25 (Call 08/15/25)	180	194,917
4.50%, 11/15/41 (Call 05/15/41)	15	14,532
4.75%, 08/01/43 (Call 02/01/43)	139	133,743
4.85%, 11/15/35 (Call 05/15/35)	162	169,828
5.00%, 11/15/45 (Call 05/15/45)	595	587,675
6.70%, 09/15/38	235	278,278
7.45%, 09/15/39	29	36,448
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(b)	25	12,120
National Oilwell Varco Inc.
3.60%, 12/01/29 (Call 09/01/29)	155	147,159
3.95%, 12/01/42 (Call 06/01/42)	70	56,617
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(b)	70	19,723
Oceaneering International Inc.
4.65%, 11/15/24 (Call 09/30/24)	50	40,432
6.00%, 02/01/28 (Call 11/01/27)	100	70,911
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(b)	285	294,855
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	595	643,945
3.90%, 05/17/28 (Call 02/17/28)(b)	404	431,129
4.00%, 12/21/25 (Call 09/21/25)(b)	12	13,363
4.30%, 05/01/29 (Call 02/01/29)(b)	110	120,821
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	23	24,789

Security	Par (000)	Value

Oil & Gas Services (continued)
SESI LLC
7.13%, 12/15/21 (Call 11/30/20)(b)	$100	$22,073
7.75%, 09/15/24 (Call 09/15/21)(d)	100	23,392
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/21)(b)	75	68,841
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(b)	81	71,823
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	165	164,350
6.88%, 09/01/27 (Call 09/01/22)	135	135,703
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(b)(d)	350	206,850

		5,978,502

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	10	11,063
4.50%, 05/15/28 (Call 02/15/28)	105	122,677
ARD Finance SA (7.25% PIK), 6.50%, 06/30/27 (Call 11/15/22)(b)(e)	200	202,860
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(b)	200	204,680
5.25%, 04/30/25 (Call 04/30/22)(b)	200	209,212
5.25%, 08/15/27 (Call 08/15/22)(b)	400	411,018
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	235	232,375
4.00%, 11/15/23	220	232,610
4.88%, 03/15/26 (Call 12/15/25)	175	195,354
5.00%, 03/15/22	100	104,158
5.25%, 07/01/25	191	216,115
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	100	104,817
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(b)	90	91,140
4.88%, 07/15/26 (Call 07/15/22)(b)	225	235,381
5.13%, 07/15/23 (Call 07/15/21)	52	52,645
5.63%, 07/15/27 (Call 07/15/22)(b)	85	88,993
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	50	52,238
5.38%, 01/15/28 (Call 01/15/23)(b)	130	135,971
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	150	156,155
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	100	106,353
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	155	160,707
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	110	131,612
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/21)(b)	100	98,464
7.88%, 07/15/26 (Call 07/15/21)(b)	105	106,221
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	60	62,829
Graphic Packaging International LLC
3.50%, 03/15/28(b)	75	75,150
3.50%, 03/01/29 (Call 09/01/28)(b)	45	45,036
4.13%, 08/15/24 (Call 05/15/24)	51	53,718
4.75%, 07/15/27 (Call 04/15/27)(b)	50	54,314
4.88%, 11/15/22 (Call 08/15/22)	275	285,689
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	90	94,468
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)	105	106,907

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(b)	$75	$78,927
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(c)	200	228,746
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(b)	125	131,250
10.50%, 07/15/27 (Call 07/15/22)(b)	130	138,767
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(b)	41	39,139
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/21)(b)	225	225,216
7.25%, 04/15/25 (Call 04/15/21)(b)	250	241,127
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	100	105,319
5.88%, 08/15/23(b)	150	157,896
6.63%, 05/13/27 (Call 05/15/23)(b)	105	112,651
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	78	85,373
3.40%, 12/15/27 (Call 09/15/27)	315	349,278
3.65%, 09/15/24 (Call 06/15/24)	195	213,416
4.05%, 12/15/49 (Call 06/15/49)	39	47,141
4.50%, 11/01/23 (Call 08/01/23)	170	187,450
Pactiv LLC
7.95%, 12/15/25	100	111,000
8.38%, 04/15/27	35	38,806
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/21)(b)	100	100,203
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
4.00%, 10/15/27 (Call 10/15/23)(b)	225	228,280
5.13%, 07/15/23 (Call 07/15/21)(b)	10	10,120
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	70	73,253
4.88%, 12/01/22 (Call 09/01/22)(b)	100	105,480
5.13%, 12/01/24 (Call 09/01/24)(b)	75	81,815
5.25%, 04/01/23 (Call 01/01/23)(b)	75	79,244
5.50%, 09/15/25 (Call 06/15/25)(b)	75	83,755
6.88%, 07/15/33(b)	75	96,921
Silgan Holdings Inc.
4.13%, 02/01/28 (Call 10/01/22)	105	109,012
4.75%, 03/15/25 (Call 03/15/21)	25	25,524
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	111	146,827
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	78	82,487
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(b)	200	210,256
8.50%, 08/15/27 (Call 08/15/22)(b)	200	214,130
WestRock MWV LLC
7.95%, 02/15/31	60	83,492
8.20%, 01/15/30	95	132,540
WestRock RKT LLC, 4.90%, 03/01/22	50	52,897
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	190	204,250
3.00%, 06/15/33 (Call 03/15/33)	15	16,008
3.38%, 09/15/27 (Call 06/15/27)	100	109,093
3.75%, 03/15/25 (Call 01/15/25)	140	155,851
3.90%, 06/01/28 (Call 03/01/28)	60	67,889
4.00%, 03/15/28 (Call 12/15/27)	150	170,516
4.20%, 06/01/32 (Call 03/01/32)	100	118,510
4.65%, 03/15/26 (Call 01/15/26)	140	164,625
4.90%, 03/15/29 (Call 12/15/28)	140	168,510

		10,023,920

Security	Par (000)	Value

Pharmaceuticals — 1.8%
AbbVie Inc.
2.15%, 11/19/21(b)	$559	$569,034
2.30%, 11/21/22(b)	646	669,262
2.60%, 11/21/24 (Call 10/21/24)(b)	935	994,569
2.85%, 05/14/23 (Call 03/14/23)	29	30,504
2.90%, 11/06/22	436	456,684
2.95%, 11/21/26 (Call 09/21/26)(b)	416	454,942
3.20%, 11/06/22 (Call 09/06/22)	710	744,165
3.20%, 05/14/26 (Call 02/14/26)	505	555,465
3.20%, 11/21/29 (Call 08/21/29)(b)	833	916,866
3.25%, 10/01/22 (Call 07/01/22)(b)	150	156,772
3.38%, 11/14/21	196	201,839
3.45%, 03/15/22 (Call 01/15/22)(b)	1,577	1,632,368
3.60%, 05/14/25 (Call 02/14/25)	578	639,858
3.75%, 11/14/23 (Call 10/14/23)	63	68,651
3.80%, 03/15/25 (Call 12/15/24)(b)	495	549,287
3.85%, 06/15/24 (Call 03/15/24)(b)	20	21,932
4.05%, 11/21/39 (Call 05/21/39)(b)	451	517,743
4.25%, 11/14/28 (Call 08/14/28)	320	377,322
4.25%, 11/21/49 (Call 05/21/49)(b)	1,330	1,554,664
4.30%, 05/14/36 (Call 11/14/35)	209	246,570
4.40%, 11/06/42	430	510,685
4.45%, 05/14/46 (Call 11/14/45)	505	599,829
4.50%, 05/14/35 (Call 11/14/34)	318	385,941
4.55%, 03/15/35 (Call 09/15/34)(b)	360	438,408
4.63%, 10/01/42 (Call 04/01/42)(b)	65	78,700
4.70%, 05/14/45 (Call 11/14/44)	443	538,520
4.75%, 03/15/45 (Call 09/15/44)(b)	100	122,582
4.85%, 06/15/44 (Call 12/15/43)(b)	400	495,116
4.88%, 11/14/48 (Call 05/14/48)	410	519,995
5.00%, 12/15/21 (Call 09/16/21)(b)	110	114,192
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(b)	115	119,773
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)	200	212,784
3.25%, 03/01/25 (Call 12/01/24)	175	191,688
3.40%, 05/15/24 (Call 02/15/24)	50	54,206
3.45%, 12/15/27 (Call 09/15/27)	256	289,667
4.25%, 03/01/45 (Call 09/01/44)	30	33,977
4.30%, 12/15/47 (Call 06/15/47)	190	219,450
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	500	493,765
1.38%, 08/06/30 (Call 05/06/30)	515	500,498
2.13%, 08/06/50 (Call 02/06/50)	255	230,897
2.38%, 06/12/22 (Call 05/12/22)	577	594,362
3.38%, 11/16/25	469	526,162
3.50%, 08/17/23 (Call 07/17/23)	185	199,959
4.00%, 01/17/29 (Call 10/17/28)	222	262,861
4.00%, 09/18/42	245	298,577
4.38%, 11/16/45	336	433,218
4.38%, 08/17/48 (Call 02/17/48)	130	170,271
6.45%, 09/15/37	367	553,763
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(b)	325	355,140
9.25%, 04/01/26 (Call 04/01/22)(b)	275	303,171
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(b)	280	276,531
5.25%, 01/30/30 (Call 01/30/25)(b)	235	231,590
5.50%, 03/01/23 (Call 11/30/20)(b)	64	64,010
5.50%, 11/01/25 (Call 11/01/20)(b)	280	287,451
5.75%, 08/15/27 (Call 08/15/22)(b)	85	91,108

78	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.88%, 05/15/23 (Call 11/30/20)(b)	$29	$29,006
6.13%, 04/15/25 (Call 04/15/21)(b)	625	641,306
6.25%, 02/15/29 (Call 02/15/24)(b)	280	288,478
7.00%, 03/15/24 (Call 03/15/21)(b)	250	259,037
7.00%, 01/15/28 (Call 01/15/23)(b)	135	143,104
7.25%, 05/30/29 (Call 05/30/24)(b)	120	129,108
9.00%, 12/15/25 (Call 12/15/21)(b)	290	316,822
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	564	606,870
3.88%, 12/15/23 (Call 11/15/23)(b)	305	332,008
3.95%, 04/15/45 (Call 10/15/44)(b)	75	77,575
4.20%, 07/15/34 (Call 01/15/34)(b)	415	451,732
4.25%, 12/15/25 (Call 10/15/25)(b)	210	238,291
4.38%, 12/15/28 (Call 09/15/28)(b)	275	316,976
4.40%, 07/15/44 (Call 01/15/44)(b)	214	235,344
4.63%, 06/25/38 (Call 12/25/37)(b)	305	356,554
4.70%, 07/15/64 (Call 01/15/64)(b)	210	231,130
4.88%, 06/25/48 (Call 12/25/47)(b)	235	283,433
5.50%, 07/30/35(b)	55	66,580
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	205	219,065
2.89%, 06/06/22 (Call 05/06/22)	240	248,273
3.13%, 11/08/21	331	339,732
3.36%, 06/06/24 (Call 04/06/24)	320	345,235
3.70%, 06/06/27 (Call 03/06/27)	556	629,242
3.73%, 12/15/24 (Call 09/15/24)	195	214,857
3.79%, 05/20/50 (Call 11/20/49)	190	211,312
4.67%, 06/06/47 (Call 12/06/46)	314	388,126
4.69%, 12/15/44 (Call 06/15/44)	250	307,727
Bristol-Myers Squibb Co.
2.00%, 08/01/22	134	137,824
2.60%, 05/16/22	239	247,260
2.90%, 07/26/24 (Call 06/26/24)	660	713,665
3.20%, 06/15/26 (Call 04/15/26)	360	403,042
3.25%, 08/15/22	351	368,996
3.25%, 02/20/23 (Call 01/20/23)	322	341,945
3.25%, 11/01/23	15	16,237
3.25%, 02/27/27	275	310,183
3.25%, 08/01/42	50	55,962
3.40%, 07/26/29 (Call 04/26/29)	651	752,315
3.45%, 11/15/27 (Call 08/15/27)	25	28,510
3.55%, 08/15/22	223	235,495
3.88%, 08/15/25 (Call 05/15/25)	537	611,181
3.90%, 02/20/28 (Call 11/20/27)	315	369,687
4.00%, 08/15/23	300	329,358
4.13%, 06/15/39 (Call 12/15/38)	182	225,807
4.25%, 10/26/49 (Call 04/26/49)	791	1,011,626
4.35%, 11/15/47 (Call 05/15/47)	325	416,500
4.50%, 03/01/44 (Call 09/01/43)	100	136,045
4.55%, 02/20/48 (Call 08/20/47)	250	330,802
4.63%, 05/15/44 (Call 11/15/43)	240	312,257
5.00%, 08/15/45 (Call 02/15/45)	318	437,021
5.25%, 08/15/43	10	13,916
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	217	223,822
3.08%, 06/15/24 (Call 04/15/24)	213	228,775
3.41%, 06/15/27 (Call 03/15/27)	352	389,756
3.75%, 09/15/25 (Call 06/15/25)	222	249,475
4.37%, 06/15/47 (Call 12/15/46)	270	295,010
4.50%, 11/15/44 (Call 05/15/44)	35	38,331

Security	Par (000)	Value

Pharmaceuticals (continued)
4.60%, 03/15/43	$70	$76,957
4.90%, 09/15/45 (Call 03/15/45)	70	80,967
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	95	98,505
3.00%, 07/15/23 (Call 05/16/23)	325	345,010
3.05%, 10/15/27 (Call 07/15/27)	409	449,336
3.20%, 03/15/40 (Call 09/15/39)	10	10,489
3.25%, 04/15/25 (Call 01/15/25)	420	459,472
3.40%, 03/01/27 (Call 12/01/26)	240	267,410
3.40%, 03/15/50 (Call 09/15/49)	150	157,723
3.50%, 06/15/24 (Call 03/17/24)	65	70,729
3.75%, 07/15/23 (Call 06/15/23)	99	107,164
3.88%, 10/15/47 (Call 04/15/47)	192	212,957
3.90%, 02/15/22	464	484,063
4.13%, 11/15/25 (Call 09/15/25)	620	710,390
4.38%, 10/15/28 (Call 07/15/28)	148	175,139
4.50%, 02/25/26 (Call 11/27/25)	415	482,454
4.80%, 08/15/38 (Call 02/15/38)	480	596,390
4.80%, 07/15/46 (Call 01/16/46)	410	515,128
4.90%, 12/15/48 (Call 06/15/48)	529	683,833
6.13%, 11/15/41	285	403,529
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	590	581,032
1.75%, 08/21/30 (Call 05/21/30)	815	793,085
2.63%, 08/15/24 (Call 07/15/24)	54	57,588
2.70%, 08/21/40 (Call 02/21/40)	285	272,474
2.75%, 12/01/22 (Call 09/01/22)	340	353,940
2.88%, 06/01/26 (Call 03/01/26)	347	376,592
3.00%, 08/15/26 (Call 06/15/26)	45	49,023
3.25%, 08/15/29 (Call 05/15/29)	400	437,744
3.38%, 08/12/24 (Call 05/12/24)	155	168,589
3.50%, 07/20/22 (Call 05/20/22)	426	445,860
3.63%, 04/01/27 (Call 02/01/27)	90	100,841
3.70%, 03/09/23 (Call 02/09/23)	228	244,067
3.75%, 04/01/30 (Call 01/01/30)	415	471,826
3.88%, 07/20/25 (Call 04/20/25)	726	815,225
4.10%, 03/25/25 (Call 01/25/25)	70	78,929
4.13%, 04/01/40 (Call 10/01/39)	260	295,888
4.25%, 04/01/50 (Call 10/01/49)	235	274,809
4.30%, 03/25/28 (Call 12/25/27)	1,314	1,523,911
4.75%, 12/01/22 (Call 09/01/22)	95	102,196
4.78%, 03/25/38 (Call 09/25/37)	788	952,345
4.88%, 07/20/35 (Call 01/20/35)	400	499,500
5.05%, 03/25/48 (Call 09/25/47)	1,298	1,647,383
5.13%, 07/20/45 (Call 01/20/45)	865	1,095,151
5.30%, 12/05/43 (Call 06/05/43)	139	177,525
6.13%, 09/15/39	35	49,013
6.25%, 06/01/27	95	120,232
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	145	157,496
5.90%, 08/28/28 (Call 05/28/28)	180	209,542
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	80	74,557
2.35%, 05/15/22	19	19,596
2.50%, 09/15/60 (Call 03/15/60)	7	6,565
2.75%, 06/01/25 (Call 03/01/25)	275	299,830
3.10%, 05/15/27 (Call 02/15/27)	215	240,819
3.38%, 03/15/29 (Call 12/15/28)	90	103,691
3.88%, 03/15/39 (Call 09/15/38)	9	10,880
3.95%, 05/15/47 (Call 11/15/46)	28	34,337

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.95%, 03/15/49 (Call 09/15/48)	$517	$642,171
4.15%, 03/15/59 (Call 09/15/58)	161	208,889
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	250	274,025
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(b)	221	170,716
9.50%, 07/31/27 (Call 07/31/23)(b)	240	257,400
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	35	36,956
3.38%, 05/15/23	420	451,378
3.63%, 05/15/25	210	236,292
3.88%, 05/15/28	395	465,401
4.20%, 03/18/43	59	74,423
5.38%, 04/15/34	95	132,846
6.38%, 05/15/38	420	641,529
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	262	271,893
2.88%, 06/01/22 (Call 05/01/22)	1,044	1,083,254
3.00%, 06/01/24 (Call 05/01/24)	215	232,073
3.38%, 06/01/29 (Call 03/01/29)	325	371,062
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	160	169,184
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(b)	87	89,580
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(b)	200	212,620
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)	25	24,929
2.05%, 03/01/23 (Call 01/01/23)	106	109,903
2.10%, 09/01/40 (Call 03/01/40)	25	24,580
2.25%, 09/01/50 (Call 03/01/50)	50	48,517
2.45%, 12/05/21	100	102,359
2.45%, 03/01/26 (Call 12/01/25)	314	340,319
2.63%, 01/15/25 (Call 11/15/24)	150	162,576
2.90%, 01/15/28 (Call 10/15/27)	357	400,711
2.95%, 03/03/27 (Call 12/03/26)	253	282,426
3.38%, 12/05/23	170	185,688
3.40%, 01/15/38 (Call 07/15/37)	100	117,602
3.50%, 01/15/48 (Call 07/15/47)	116	140,742
3.55%, 03/01/36 (Call 09/01/35)	241	288,605
3.63%, 03/03/37 (Call 09/03/36)	230	277,026
3.70%, 03/01/46 (Call 09/01/45)	599	741,676
3.75%, 03/03/47 (Call 09/03/46)	200	250,900
4.38%, 12/05/33 (Call 06/05/33)	201	262,882
4.50%, 09/01/40	110	146,778
4.50%, 12/05/43 (Call 06/05/43)	115	156,208
4.85%, 05/15/41	30	41,540
4.95%, 05/15/33	47	64,552
5.85%, 07/15/38	3	4,564
5.95%, 08/15/37	135	205,702
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	440	457,288
3.80%, 03/15/24 (Call 12/15/23)	210	229,372
3.95%, 02/16/28 (Call 11/16/27)	160	184,368
4.75%, 05/30/29 (Call 02/28/29)	199	239,381
4.88%, 03/15/44 (Call 09/15/43)	48	57,639
6.00%, 03/01/41 (Call 09/01/40)	10	13,307
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	355	408,168
4.60%, 06/01/44 (Call 12/01/43)	270	354,799

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	$50	$49,858
1.45%, 06/24/30 (Call 03/24/30)	5	5,015
2.35%, 02/10/22	180	184,606
2.35%, 06/24/40 (Call 12/24/39)	36	36,385
2.40%, 09/15/22 (Call 06/15/22)	261	269,947
2.45%, 06/24/50 (Call 12/24/49)	50	49,551
2.75%, 02/10/25 (Call 11/10/24)	1,040	1,126,143
2.80%, 05/18/23	347	368,816
2.90%, 03/07/24 (Call 02/07/24)	151	162,574
3.40%, 03/07/29 (Call 12/07/28)	222	256,770
3.60%, 09/15/42 (Call 03/15/42)	60	71,261
3.70%, 02/10/45 (Call 08/10/44)	656	786,649
3.90%, 03/07/39 (Call 09/07/38)	148	181,965
4.00%, 03/07/49 (Call 09/07/48)	149	187,914
4.15%, 05/18/43	405	512,888
6.55%, 09/15/37	110	175,332
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	25	27,347
4.55%, 04/15/28 (Call 01/15/28)	225	261,400
5.20%, 04/15/48 (Call 10/15/47)	135	168,207
5.40%, 11/29/43 (Call 05/29/43)	198	245,128
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)	316	356,176
5.25%, 06/15/46 (Call 12/15/45)	180	225,549
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	64	66,960
2.00%, 02/14/27 (Call 12/14/26)	5	5,275
2.20%, 08/14/30 (Call 05/14/30)	138	146,996
2.40%, 05/17/22 (Call 04/17/22)	445	458,884
2.40%, 09/21/22	600	623,754
2.75%, 08/14/50 (Call 02/14/50)	250	265,680
3.00%, 11/20/25 (Call 08/20/25)	321	355,048
3.10%, 05/17/27 (Call 02/17/27)	280	313,057
3.40%, 05/06/24	483	530,638
3.70%, 09/21/42	30	36,321
4.00%, 11/20/45 (Call 05/20/45)	100	127,310
4.40%, 05/06/44	494	659,935
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(d)	75	75,039
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(b)	50	50,921
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	466	493,601
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)	25	25,835
3.90%, 12/15/24 (Call 09/15/24)	225	243,430
4.38%, 03/15/26 (Call 12/15/25)	20	22,276
4.90%, 12/15/44 (Call 06/15/44)	310	332,143
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	280	281,159
1.70%, 05/28/30 (Call 02/28/30)	422	432,533
2.20%, 12/15/21	141	144,023
2.55%, 05/28/40 (Call 11/28/39)	161	165,643
2.63%, 04/01/30 (Call 01/01/30)	94	103,494
2.70%, 05/28/50 (Call 11/28/49)	155	158,559
2.75%, 06/03/26	489	539,479
2.80%, 03/11/22	65	67,185
2.95%, 03/15/24 (Call 02/15/24)	328	352,984
3.00%, 06/15/23	315	336,033
3.00%, 12/15/26	638	718,241

80	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.20%, 09/15/23 (Call 08/15/23)	$155	$166,997
3.40%, 05/15/24	85	93,242
3.45%, 03/15/29 (Call 12/15/28)	220	255,823
3.60%, 09/15/28 (Call 06/15/28)	214	250,594
3.90%, 03/15/39 (Call 09/15/38)	145	175,073
4.00%, 12/15/36	130	160,166
4.00%, 03/15/49 (Call 09/15/48)	280	352,276
4.10%, 09/15/38 (Call 03/15/38)	170	209,651
4.13%, 12/15/46	255	324,115
4.20%, 09/15/48 (Call 03/15/48)	85	109,583
4.30%, 06/15/43	143	182,407
4.40%, 05/15/44	360	469,444
5.60%, 09/15/40	140	200,525
5.80%, 08/12/23	375	428,501
7.20%, 03/15/39	345	573,511
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	143	153,606
3.63%, 06/19/28 (Call 03/19/28)	100	116,061
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	440	466,730
3.20%, 09/23/26 (Call 06/23/26)	488	543,022
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	370	372,098
3.03%, 07/09/40 (Call 01/09/40)	305	313,262
3.18%, 07/09/50 (Call 01/09/50)	260	264,092
3.38%, 07/09/60 (Call 01/09/60)	10	10,410
4.40%, 11/26/23 (Call 10/26/23)	330	366,452
5.00%, 11/26/28 (Call 08/26/28)	265	326,226
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	193,270
Series 2, 3.65%, 11/10/21	50	49,626
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	130	130,147
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	295	279,616
3.15%, 10/01/26	575	506,621
4.10%, 10/01/46	470	388,516
6.75%, 03/01/28 (Call 12/01/27)	200	210,098
7.13%, 01/31/25 (Call 10/31/24)	200	207,094
Upjohn Inc.
1.13%, 06/22/22(b)	500	504,640
1.65%, 06/22/25 (Call 05/22/25)(b)	137	140,006
2.70%, 06/22/30 (Call 03/22/30)(b)	5	5,170
3.85%, 06/22/40 (Call 12/22/39)(b)	28	30,069
4.00%, 06/22/50 (Call 12/22/49)(b)	225	238,268
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(b)	60	63,250
Wyeth LLC
5.95%, 04/01/37	475	695,580
6.00%, 02/15/36	72	104,422
6.45%, 02/01/24	45	53,342
6.50%, 02/01/34	103	159,581
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	255	261,434
3.00%, 09/12/27 (Call 06/15/27)	318	351,151
3.00%, 05/15/50 (Call 11/15/49)	200	210,080
3.25%, 02/01/23 (Call 11/01/22)	500	526,790
3.90%, 08/20/28 (Call 05/20/28)	120	140,626
3.95%, 09/12/47 (Call 03/12/47)	130	155,093
4.45%, 08/20/48 (Call 02/20/48)	85	110,078
4.50%, 11/13/25 (Call 08/13/25)	205	239,899

Security	Par (000)	Value

Pharmaceuticals (continued)
4.70%, 02/01/43 (Call 08/01/42)	$114	$149,775

		98,001,621

Pipelines — 1.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(c)	600	714,912
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(b)	250	270,000
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/20)(b)	95	92,188
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/21)	100	93,454
5.75%, 03/01/27 (Call 03/01/22)(b)	125	112,501
5.75%, 01/15/28 (Call 01/15/23)(b)	150	133,624
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/15/20)(b)	85	82,538
6.63%, 07/15/26 (Call 07/15/21)(b)	50	45,153
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	24	24,528
4.45%, 07/15/27 (Call 04/15/27)	45	48,099
4.80%, 05/03/29 (Call 02/03/29)	200	214,178
4.95%, 12/15/24 (Call 09/15/24)	200	217,822
5.95%, 06/01/26 (Call 03/01/26)	143	165,013
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	175	162,437
4.13%, 03/01/25 (Call 02/01/25)(b)	50	47,465
4.13%, 12/01/27 (Call 09/01/27)	100	94,508
4.15%, 07/01/23 (Call 04/01/23)	100	98,791
4.50%, 03/01/28 (Call 12/01/27)(b)	85	80,752
5.60%, 10/15/44 (Call 04/15/44)	75	65,100
5.85%, 11/15/43 (Call 05/15/43)	75	66,539
6.38%, 01/22/78 (Call 01/22/23)(a)	75	48,750
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	50	54,174
3.30%, 01/15/35 (Call 09/15/34)(b)	19	21,121
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	215	224,634
5.13%, 06/30/27 (Call 01/01/27)	245	274,537
5.88%, 03/31/25 (Call 10/02/24)	454	514,368
7.00%, 06/30/24 (Call 01/01/24)	367	420,435
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(b)	360	373,064
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/21)	305	310,237
5.63%, 10/01/26 (Call 10/01/21)	205	210,309
Series WI, 4.50%, 10/01/29 (Call 10/01/24)	280	285,424
CNPC Global Capital Ltd., 1.13%, 06/23/23 (Call 05/23/23)(c)	600	600,372
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/21)(b)	50	50,810
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	50	55,429
7.63%, 04/15/32(b)	15	21,377
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	8	8,943
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	35	40,326
5.80%, 06/01/45 (Call 12/01/44)	72	93,623
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(b)	95	82,666
5.75%, 04/01/25 (Call 04/01/21)	100	91,350

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.25%, 04/01/23 (Call 04/01/21)	$125	$121,240
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	75	75,274
4.95%, 04/01/22 (Call 01/01/22)	25	25,376
5.13%, 05/15/29 (Call 02/15/29)	140	139,258
5.38%, 07/15/25 (Call 04/15/25)	145	152,134
5.60%, 04/01/44 (Call 10/01/43)	110	95,117
5.63%, 07/15/27 (Call 04/15/27)	85	88,061
5.85%, 05/21/43 (Call 05/21/23)(a)(b)	100	74,066
6.45%, 11/03/36(b)	50	47,528
6.75%, 09/15/37(b)	125	119,239
8.13%, 08/16/30	75	85,055
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 05/15/21)	26	23,240
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	245	240,423
4.15%, 09/15/29 (Call 06/15/29)	105	94,215
4.40%, 03/15/27 (Call 12/15/26)	65	61,641
4.95%, 05/15/28 (Call 02/15/28)	237	227,103
5.00%, 05/15/44 (Call 11/15/43)	142	117,258
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	105	122,830
5.88%, 10/15/25 (Call 07/15/25)	230	274,367
7.38%, 10/15/45 (Call 04/15/45)	125	181,397
Series B, 7.50%, 04/15/38	35	47,988
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	167	174,747
2.90%, 07/15/22 (Call 06/15/22)	33	34,176
3.13%, 11/15/29 (Call 08/15/29)	15	15,822
3.50%, 06/10/24 (Call 03/10/24)	130	139,863
3.70%, 07/15/27 (Call 04/15/27)	148	163,681
4.00%, 10/01/23 (Call 07/01/23)	53	57,336
4.00%, 11/15/49 (Call 05/15/49)	30	31,349
4.25%, 12/01/26 (Call 09/01/26)	260	297,679
4.50%, 06/10/44 (Call 12/10/43)	199	218,655
5.50%, 12/01/46 (Call 05/29/46)	158	200,170
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	140	141,285
3.60%, 02/01/23 (Call 11/01/22)	294	302,929
3.75%, 05/15/30 (Call 02/15/30)	220	216,183
4.05%, 03/15/25 (Call 12/15/24)	396	416,513
4.20%, 04/15/27 (Call 01/15/27)	88	91,257
4.25%, 03/15/23 (Call 12/15/22)	115	120,086
4.50%, 04/15/24 (Call 03/15/24)	505	536,446
4.75%, 01/15/26 (Call 10/15/25)	150	161,088
4.90%, 02/01/24 (Call 11/01/23)	48	51,339
4.90%, 03/15/35 (Call 09/15/34)	385	379,814
4.95%, 06/15/28 (Call 03/15/28)	5	5,372
5.00%, 05/15/50 (Call 11/15/49)	410	383,280
5.15%, 02/01/43 (Call 08/01/42)	122	114,105
5.15%, 03/15/45 (Call 09/15/44)	177	165,399
5.20%, 02/01/22 (Call 11/01/21)	415	429,284
5.25%, 04/15/29 (Call 01/15/29)	360	390,013
5.30%, 04/15/47 (Call 10/15/46)	168	159,708
5.50%, 06/01/27 (Call 03/01/27)	215	238,444
5.88%, 01/15/24 (Call 10/15/23)	180	197,037
5.95%, 10/01/43 (Call 04/01/43)	15	15,030
6.00%, 06/15/48 (Call 12/15/47)	215	221,975
6.05%, 06/01/41 (Call 12/01/40)	80	82,200
6.13%, 12/15/45 (Call 06/15/45)	289	295,641

Security	Par (000)	Value

Pipelines (continued)
6.25%, 04/15/49 (Call 10/15/48)	$82	$86,643
6.50%, 02/01/42 (Call 08/01/41)	305	326,332
6.63%, 10/15/36	20	21,802
7.50%, 07/01/38	75	86,460
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	22	22,370
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	5	5,282
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	25	26,443
5.00%, 10/01/22 (Call 07/01/22)	88	92,726
5.88%, 03/01/22 (Call 12/01/21)	496	518,384
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	120	102,811
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	138	119,312
4.40%, 04/01/24 (Call 01/01/24)	75	68,386
4.85%, 07/15/26 (Call 04/15/26)	75	64,062
5.05%, 04/01/45 (Call 10/01/44)	100	62,955
5.45%, 06/01/47 (Call 12/01/46)	100	64,350
5.60%, 04/01/44 (Call 10/01/43)	100	62,705
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	150	157,233
3.13%, 07/31/29 (Call 04/30/29)	55	59,408
3.20%, 02/15/52 (Call 08/15/51)	276	255,789
3.35%, 03/15/23 (Call 12/15/22)	551	583,498
3.50%, 02/01/22	228	236,584
3.70%, 02/15/26 (Call 11/15/25)	69	77,132
3.70%, 01/31/51 (Call 07/31/50)	160	159,803
3.75%, 02/15/25 (Call 11/15/24)	506	561,473
3.90%, 02/15/24 (Call 11/15/23)	224	244,527
3.95%, 02/15/27 (Call 11/15/26)	218	247,134
3.95%, 01/31/60 (Call 07/31/59)	304	297,072
4.15%, 10/16/28 (Call 07/16/28)	292	337,099
4.25%, 02/15/48 (Call 08/15/47)	371	398,176
4.45%, 02/15/43 (Call 08/15/42)	325	349,619
4.80%, 02/01/49 (Call 08/01/48)	210	243,550
4.85%, 08/15/42 (Call 02/15/42)	154	176,210
4.85%, 03/15/44 (Call 09/15/43)	340	386,148
4.90%, 05/15/46 (Call 11/15/45)	280	318,923
4.95%, 10/15/54 (Call 04/15/54)	75	84,907
5.10%, 02/15/45 (Call 08/15/44)	255	299,059
5.38%, 02/15/78 (Call 02/15/28)(a)	75	66,881
5.70%, 02/15/42	216	267,963
5.95%, 02/01/41	105	132,808
6.13%, 10/15/39	60	77,144
6.45%, 09/01/40	85	111,846
7.55%, 04/15/38	70	98,207
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	90	85,088
Series H, 6.65%, 10/15/34	25	33,619
Series J, 5.75%, 03/01/35	100	123,701
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	110	106,731
4.13%, 12/01/26 (Call 09/01/26)	125	119,105
4.75%, 07/15/23 (Call 06/15/23)	225	223,803
6.00%, 07/01/25 (Call 04/01/25)(b)	150	153,816
6.50%, 07/01/27 (Call 01/01/27)(b)	185	194,093
Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)	175	177,326
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	110	104,465
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/21)	75	64,520
6.00%, 05/15/23 (Call 05/15/21)	75	68,428

82	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.25%, 05/15/26 (Call 02/15/21)	$125	$100,133
6.50%, 10/01/25 (Call 10/01/21)	100	82,800
7.75%, 02/01/28 (Call 02/01/23)	125	103,788
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)(b)	80	82,429
7.00%, 08/01/27 (Call 08/01/22)	30	30,953
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	50	56,447
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	130	129,605
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(b)	100	100,151
5.63%, 02/15/26 (Call 02/15/21)(b)	95	94,952
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(b)	65	61,480
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	255	268,135
3.50%, 09/01/23 (Call 06/01/23)	40	42,634
3.95%, 09/01/22 (Call 06/01/22)	158	166,014
4.15%, 02/01/24 (Call 11/01/23)	50	54,325
4.25%, 09/01/24 (Call 06/01/24)	80	88,309
4.30%, 05/01/24 (Call 02/01/24)	18	19,763
4.70%, 11/01/42 (Call 05/01/42)	5	5,294
5.00%, 10/01/21 (Call 07/01/21)	45	46,310
5.00%, 08/15/42 (Call 02/15/42)	90	96,177
5.00%, 03/01/43 (Call 09/01/42)	55	60,188
5.40%, 09/01/44 (Call 03/01/44)	115	131,301
5.50%, 03/01/44 (Call 09/01/43)	149	172,263
5.63%, 09/01/41	255	295,089
5.80%, 03/15/35	57	67,756
6.38%, 03/01/41	50	61,309
6.50%, 02/01/37	15	18,361
6.50%, 09/01/39	5	6,198
6.55%, 09/15/40	5	6,261
6.95%, 01/15/38	201	259,443
7.30%, 08/15/33	20	27,020
7.40%, 03/15/31	104	134,207
7.50%, 11/15/40	89	118,920
7.75%, 03/15/32	8	10,722
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	425	404,549
3.15%, 01/15/23 (Call 12/15/22)	154	161,378
3.25%, 08/01/50 (Call 02/01/50)	440	397,162
4.30%, 06/01/25 (Call 03/01/25)	775	870,867
4.30%, 03/01/28 (Call 12/01/27)	525	594,069
5.05%, 02/15/46 (Call 08/15/45)	171	192,165
5.20%, 03/01/48 (Call 09/01/47)	230	266,650
5.30%, 12/01/34 (Call 06/01/34)	329	381,258
5.55%, 06/01/45 (Call 12/01/44)	280	328,465
7.75%, 01/15/32	104	142,438
7.80%, 08/01/31	75	100,610
Kinder Morgan Inc./DE, 5.63%, 11/15/23 (Call 08/15/23)(b)	140	157,380
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	53,477
3.25%, 06/01/30 (Call 03/01/30)	15	16,101
3.95%, 03/01/50 (Call 09/01/49)	125	126,516
4.20%, 12/01/42 (Call 06/01/42)	25	24,743
4.20%, 10/03/47 (Call 04/03/47)	145	149,240
4.25%, 09/15/46 (Call 03/15/46)	10	10,373
4.85%, 02/01/49 (Call 08/01/48)	150	169,012

Security	Par (000)	Value

Pipelines (continued)
5.00%, 03/01/26 (Call 12/01/25)	$160	$186,968
5.15%, 10/15/43 (Call 04/15/43)	110	126,040
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	100	100,922
3.90%, 04/01/24 (Call 03/01/24)(b)	178	179,871
4.63%, 04/01/29 (Call 01/01/29)(b)	117	116,982
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	315	313,860
2.65%, 08/15/30 (Call 05/15/30)	440	423,993
3.38%, 03/15/23 (Call 02/15/23)	258	271,527
3.50%, 12/01/22 (Call 11/01/22)	63	65,928
4.00%, 02/15/25 (Call 11/15/24)	90	97,892
4.00%, 03/15/28 (Call 12/15/27)	375	407,055
4.13%, 03/01/27 (Call 12/01/26)	375	410,482
4.25%, 12/01/27 (Call 09/01/27)	23	25,545
4.50%, 04/15/38 (Call 10/15/37)	215	217,935
4.70%, 04/15/48 (Call 10/15/47)	155	153,941
4.80%, 02/15/29 (Call 11/15/28)	100	112,832
4.88%, 12/01/24 (Call 09/01/24)	300	336,051
4.88%, 06/01/25 (Call 03/01/25)	147	166,098
4.90%, 04/15/58 (Call 10/15/57)	110	108,866
5.20%, 03/01/47 (Call 09/01/46)	150	159,129
5.20%, 12/01/47 (Call 06/01/47)	65	68,697
5.25%, 01/15/25 (Call 01/15/21)	410	422,870
5.50%, 02/15/49 (Call 08/15/48)	470	521,705
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(b)	190	195,892
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/21)	100	50,008
7.50%, 11/01/23 (Call 11/01/20)	100	53,887
7.50%, 04/15/26 (Call 04/15/22)(d)	70	35,789
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(b)	40	41,522
4.88%, 08/15/27 (Call 02/15/27)(b)	135	146,511
7.77%, 12/15/37(b)	135	167,845
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)	100	99,054
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	140	153,517
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	30	30,001
5.63%, 04/28/27 (Call 01/28/27)	100	98,005
5.75%, 10/01/25 (Call 07/01/25)	65	65,432
6.00%, 06/01/26 (Call 03/01/26)	100	99,112
6.38%, 10/01/30 (Call 04/01/30)	160	161,142
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	10	9,867
2.75%, 09/01/24 (Call 08/01/24)	70	71,419
3.10%, 03/15/30 (Call 12/15/29)	5	4,808
3.40%, 09/01/29 (Call 06/01/29)	100	97,872
4.00%, 07/13/27 (Call 04/13/27)	215	222,987
4.25%, 02/01/22 (Call 11/02/21)	60	61,829
4.35%, 03/15/29 (Call 12/15/28)	125	130,524
4.45%, 09/01/49 (Call 03/01/49)	130	114,492
4.50%, 03/15/50 (Call 09/15/49)	70	62,414
4.55%, 07/15/28 (Call 04/15/28)	220	234,452
4.95%, 07/13/47 (Call 01/06/47)	128	120,430
5.20%, 07/15/48 (Call 01/15/48)	215	210,829
5.85%, 01/15/26 (Call 12/15/25)	103	117,276
6.00%, 06/15/35	70	77,618
6.35%, 01/15/31 (Call 10/15/30)	75	87,071

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.15%, 01/15/51 (Call 07/15/50)	$10	$11,691
7.50%, 09/01/23 (Call 06/01/23)	125	142,834
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	247	256,398
4.90%, 03/15/25 (Call 12/15/24)	130	141,950
5.00%, 09/15/23 (Call 06/15/23)	100	107,992
6.13%, 02/01/41 (Call 08/01/40)	130	135,838
6.20%, 09/15/43 (Call 03/15/43)	140	149,279
6.65%, 10/01/36	55	60,872
6.85%, 10/15/37	65	72,821
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/21)	100	77,147
Peru LNG Srl, 5.38%, 03/22/30(c)	200	152,566
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	191	196,661
3.15%, 12/15/29 (Call 09/15/29)	297	296,961
3.55%, 10/01/26 (Call 07/01/26)	209	221,442
3.75%, 03/01/28 (Call 12/01/27)	207	215,659
4.68%, 02/15/45 (Call 08/15/44)	25	24,629
4.90%, 10/01/46 (Call 04/01/46)	75	75,360
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	190	182,432
3.60%, 11/01/24 (Call 08/01/24)	270	277,681
3.65%, 06/01/22 (Call 03/01/22)	259	265,053
3.80%, 09/15/30 (Call 06/15/30)	10	9,692
3.85%, 10/15/23 (Call 07/15/23)	20	20,912
4.30%, 01/31/43 (Call 07/31/42)	155	127,844
4.50%, 12/15/26 (Call 09/15/26)	215	228,304
4.65%, 10/15/25 (Call 07/15/25)	235	250,759
4.70%, 06/15/44 (Call 12/15/43)	200	174,350
4.90%, 02/15/45 (Call 08/15/44)	90	81,205
5.15%, 06/01/42 (Call 12/01/41)	200	185,436
6.65%, 01/15/37	10	10,642
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(b)	115	118,832
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	40	39,970
4.80%, 05/15/30 (Call 02/15/30)(b)	100	93,954
4.95%, 07/15/29 (Call 04/15/29)(b)	95	92,863
6.88%, 04/15/40(b)	80	82,385
7.50%, 07/15/38(b)	75	79,024
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	50	56,131
4.68%, 05/01/38 (Call 11/01/37)(b)	75	86,136
4.83%, 05/01/48 (Call 11/01/47)(b)	15	17,672
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	336	364,768
5.00%, 03/15/27 (Call 09/15/26)	212	237,968
5.63%, 04/15/23 (Call 01/15/23)	275	300,443
5.63%, 03/01/25 (Call 12/01/24)	428	489,516
5.75%, 05/15/24 (Call 02/15/24)	157	176,832
5.88%, 06/30/26 (Call 12/31/25)	400	469,772
Southern Gas Corridor CJSC, 6.88%, 03/24/26(c)	450	512,136
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	108	117,908
3.50%, 03/15/25 (Call 12/15/24)	100	108,678
4.50%, 03/15/45 (Call 09/15/44)	199	218,458
5.95%, 09/25/43 (Call 03/25/43)	65	81,025
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	10	10,239
3.90%, 07/15/26 (Call 04/15/26)	30	31,041

Security	Par (000)	Value

Pipelines (continued)
4.00%, 10/01/27 (Call 07/01/27)	$90	$92,163
4.25%, 04/01/24 (Call 01/01/24)	53	55,704
4.95%, 01/15/43 (Call 07/15/42)	30	27,223
5.30%, 04/01/44 (Call 10/01/43)	15	14,116
5.35%, 05/15/45 (Call 11/15/44)	334	318,048
5.40%, 10/01/47 (Call 04/01/47)	235	226,305
5.95%, 12/01/25 (Call 09/01/25)	110	125,161
6.10%, 02/15/42	154	157,155
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/21)(b)	50	47,678
5.50%, 09/15/24 (Call 09/15/21)(b)	100	96,414
5.50%, 01/15/28 (Call 01/15/23)(b)	130	119,490
6.00%, 03/01/27 (Call 03/01/23)(b)	75	71,343
7.50%, 10/01/25 (Call 10/01/22)(b)	70	70,715
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/21)	100	100,089
4.88%, 02/01/31 (Call 02/01/26)(b)	240	234,353
5.00%, 01/15/28 (Call 01/15/23)	150	148,179
5.13%, 02/01/25 (Call 02/01/21)	95	95,261
5.25%, 05/01/23 (Call 11/01/20)	50	50,000
5.38%, 02/01/27 (Call 02/01/22)	75	75,382
5.50%, 03/01/30 (Call 03/01/25)(b)	235	236,203
5.88%, 04/15/26 (Call 04/15/21)	145	148,129
6.50%, 07/15/27 (Call 07/15/22)	100	105,500
6.88%, 01/15/29 (Call 01/15/24)	100	107,365
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	92	100,687
4.38%, 03/13/25 (Call 12/13/24)	30	33,027
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	10	10,219
7.00%, 10/15/28	25	31,104
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	13	14,035
4.15%, 01/15/48 (Call 07/15/47)(b)	240	249,833
TransCanada PipeLines Ltd.
2.50%, 08/01/22	185	190,922
3.75%, 10/16/23 (Call 07/16/23)	30	32,346
4.10%, 04/15/30 (Call 01/15/30)	50	56,777
4.25%, 05/15/28 (Call 02/15/28)	240	274,750
4.63%, 03/01/34 (Call 12/01/33)	334	385,339
4.75%, 05/15/38 (Call 11/15/37)	100	118,672
4.88%, 01/15/26 (Call 10/15/25)	150	175,780
4.88%, 05/15/48 (Call 11/15/47)	80	97,818
5.00%, 10/16/43 (Call 04/16/43)	344	411,290
5.10%, 03/15/49 (Call 09/15/48)	239	302,768
5.60%, 03/31/34	9	11,239
5.85%, 03/15/36	250	324,762
6.20%, 10/15/37	15	20,307
7.25%, 08/15/38	55	80,429
7.63%, 01/15/39	330	498,488
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)(b)	30	32,171
3.95%, 05/15/50 (Call 11/15/49)(b)	150	154,314
4.00%, 03/15/28 (Call 12/15/27)	316	352,217
4.45%, 08/01/42 (Call 02/01/42)	111	120,368
4.60%, 03/15/48 (Call 09/15/47)	35	38,865
5.40%, 08/15/41 (Call 02/15/41)	30	35,843
7.85%, 02/01/26 (Call 11/01/25)	178	228,518

84	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/21)	$25	$25,547
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(c)	200	222,050
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	10	10,920
4.50%, 03/15/28 (Call 12/15/27)	75	80,634
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	350	324,135
4.10%, 02/01/25 (Call 01/01/25)	205	193,770
4.50%, 03/01/28 (Call 12/01/27)	105	97,992
4.65%, 07/01/26 (Call 04/01/26)	129	123,599
5.05%, 02/01/30 (Call 11/01/29)	187	177,368
5.30%, 03/01/48 (Call 09/01/47)	150	120,992
5.45%, 04/01/44 (Call 10/01/43)	70	59,347
5.50%, 08/15/48 (Call 02/15/48)	120	97,384
6.25%, 02/01/50 (Call 08/01/49)	175	156,760
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	123	127,631
3.60%, 03/15/22 (Call 01/15/22)	314	324,758
3.70%, 01/15/23 (Call 10/15/22)	125	131,788
3.75%, 06/15/27 (Call 03/15/27)	306	333,421
3.90%, 01/15/25 (Call 10/15/24)	225	245,277
4.00%, 09/15/25 (Call 06/15/25)	155	171,661
4.30%, 03/04/24 (Call 12/04/23)	265	288,887
4.50%, 11/15/23 (Call 08/15/23)	25	27,349
4.55%, 06/24/24 (Call 03/24/24)	260	287,274
4.85%, 03/01/48 (Call 09/01/47)	80	87,493
4.90%, 01/15/45 (Call 07/15/44)	188	201,121
5.10%, 09/15/45 (Call 03/15/45)	179	199,977
5.40%, 03/04/44 (Call 09/04/43)	80	87,772
5.75%, 06/24/44 (Call 12/24/43)	205	236,894
5.80%, 11/15/43 (Call 05/15/43)	40	46,134
6.30%, 04/15/40	285	345,628
8.75%, 03/15/32	75	105,963
Series A, 7.50%, 01/15/31	29	37,669

		60,470,382

Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)	50	49,566
4.40%, 05/27/26 (Call 02/27/26)(b)	155	177,853
4.87%, 02/15/29 (Call 11/15/28)(b)	55	63,967
5.00%, 03/15/48 (Call 09/15/47)(b)	75	90,148
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	100	128,740
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	145	156,620
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	5	6,209
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	90	111,425
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	250	284,718
Owl Rock Technology Finance Corp., 4.75%, 12/15/25 (Call 11/15/25)(b)	50	49,737

		1,118,983

Real Estate — 0.5%
Agile Group Holdings Ltd., 8.38%, (Call 12/04/23)(a)(c)(f)	200	207,326
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	45	50,226
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	306	359,467

Security	Par (000)	Value

Real Estate (continued)
5.25%, 03/15/25 (Call 12/15/24)	$94	$108,180
CFLD Cayman Investment Ltd., 8.60%, 04/08/24(c)	400	367,536
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/21)(c)	400	301,240
8.25%, 03/23/22 (Call 03/23/21)(c)	200	168,150
8.75%, 06/28/25 (Call 06/28/21)(c)	711	525,358
9.50%, 04/11/22(c)	200	170,382
9.50%, 03/29/24 (Call 03/29/21)(c)	400	300,900
10.00%, 04/11/23 (Call 04/11/21)(c)	200	160,276
10.50%, 04/11/24 (Call 04/11/22)(c)	200	157,054
12.00%, 01/22/24 (Call 01/22/22)(c)	200	168,320
China Overseas Finance Cayman III Ltd., 5.38%, 10/29/23(c)	600	667,722
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(c)	200	228,640
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/23(c)	200	213,016
China Overseas Finance Cayman VIII Ltd.
2.38%, 03/02/25(c)	400	409,412
2.75%, 03/02/30(c)	200	201,938
3.45%, 07/15/29(c)	250	266,432
China Resources Land Ltd., 3.75%, 08/26/24(c)	400	428,352
China SCE Group Holdings Ltd., 7.25%, 04/19/23 (Call 07/19/21)(c)	400	409,764
CIFI Holdings Group Co. Ltd.
6.00%, 07/16/25 (Call 01/14/23)(c)	200	205,950
6.55%, 03/28/24 (Call 03/28/22)(c)	200	210,822
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/21)(c)	200	204,490
4.75%, 01/17/23 (Call 01/17/21)(c)	250	256,403
4.75%, 09/28/23 (Call 09/28/21)(c)	400	409,940
5.13%, 01/17/25 (Call 01/17/22)(c)	200	209,260
5.40%, 05/27/25 (Call 05/27/23)(c)	400	431,108
6.15%, 09/17/25 (Call 09/17/23)(c)	400	442,728
6.50%, 04/08/24 (Call 04/08/22)(c)	200	215,504
8.00%, 01/27/24 (Call 09/27/21)(c)	200	216,002
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(b)	140	149,192
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/23(c)	200	196,322
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/21)(c)	250	231,213
8.13%, 02/27/23 (Call 02/27/21)(c)	200	175,244
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(c)(f)	400	391,964
EMG SUKUK Ltd., 4.56%, 06/18/24(c)	200	208,228
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(b)	100	99,884
Franshion Brilliant Ltd., 4.25%, 07/23/29(c)	200	202,760
GLP Pte Ltd., 3.88%, 06/04/25(c)	200	206,110
Greenland Global Investment Ltd., 5.88%, 07/03/24(c)	450	411,894
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(b)	100	101,209
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.63%, 01/16/24(c)	400	437,192
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/21)(b)	175	175,448
5.38%, 08/01/28 (Call 08/01/23)(b)	135	136,289
Hunt Companies Inc., 6.25%, 02/15/26 (Call 02/15/21)(b)	135	130,129
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/21)(c)	200	194,988

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
9.38%, 06/30/24 (Call 06/30/21)(c)	$400	$363,164
10.50%, 01/15/25 (Call 01/15/23)(c)	400	373,200
11.25%, 04/09/22 (Call 04/09/21)(c)	400	408,312
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)	257	250,845
KWG Group Holdings Ltd., 7.88%, 09/01/23 (Call 09/01/21)(c)	600	629,556
Leading Affluence Ltd., 4.50%, 01/24/23(c)	250	260,188
Longfor Group Holdings Ltd., 3.95%, 09/16/29(c)	600	637,932
MAF Global Securities Ltd., 4.75%, 05/07/24(c)	200	214,306
MAF Sukuk Ltd.
3.93%, 02/28/30(c)	200	207,908
4.50%, 11/03/25(c)	200	216,068
4.64%, 05/14/29(c)	200	219,066
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(b)	200	208,760
Nan Fung Treasury Ltd., 5.00%, 09/05/28(c)	200	217,694
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	100	105,835
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/22 (Call 02/20/22)(b)	438	449,296
4.13%, 02/01/29 (Call 11/01/28)(b)	30	33,731
Poly Real Estate Finance Ltd.
3.95%, 02/05/23(c)	200	208,342
4.75%, 09/17/23(c)	200	215,000
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	100	99,733
7.63%, 06/15/25 (Call 06/15/22)(b)	95	100,387
9.38%, 04/01/27 (Call 04/01/22)(b)	100	105,997
Ronshine China Holdings Ltd., 8.75%, 10/25/22 (Call 04/25/21)(c)	400	410,456
Scenery Journey Ltd.
11.50%, 10/24/22 (Call 07/24/22)(c)	400	340,120
12.00%, 10/24/23 (Call 10/24/21)(c)	400	325,232
13.75%, 11/06/23 (Call 11/06/21)(c)	200	170,092
Shimao Group Holdings Ltd.
4.60%, 07/13/30 (Call 07/13/25)(c)	1,000	1,070,710
5.60%, 07/15/26 (Call 07/15/23)(c)	400	438,252
6.13%, 02/21/24 (Call 02/21/22)(c)	400	426,276
Shui On Development Holding Ltd., 6.40%, (Call 06/15/22)(a)(c)(f)	300	295,494
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(c)	200	205,412
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	300	433,677
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(c)	200	217,582
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/29 (Call 05/05/29)(c)	250	252,220
5.25%, 04/30/22 (Call 04/01/22)(c)	200	207,708
Sun Hung Kai Properties Capital Market Ltd.
2.88%, 01/21/30(c)	200	210,138
3.63%, 01/16/23(c)	200	209,428
Sunac China Holdings Ltd.
6.65%, 08/03/24 (Call 08/03/22)(c)	400	389,748
7.95%, 08/08/22 (Call 08/08/21)(c)	200	203,474
7.95%, 10/11/23 (Call 10/11/21)(c)	200	203,332
8.35%, 04/19/23 (Call 04/19/21)(c)	400	409,964
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(c)	600	651,540
Vanke Real Estate Hong Kong Co. Ltd.
1.80%, 05/25/23, (3 mo. LIBOR US + 1.550%)(a)(c)	400	398,008
3.50%, 11/12/29(c)	200	207,880
5.35%, 03/11/24(c)	400	441,556
Wanda Group Overseas Ltd., 7.50%, 07/24/22(c)	300	285,183

Security	Par (000)	Value

Real Estate (continued)
WeWork Companies Inc., 7.88%, 05/01/25(b)	$125	$78,894
Wharf REIC Finance BVI Ltd.
2.88%, 05/07/30(c)	200	206,288
3.50%, 01/17/28(c)	250	268,127
Yuzhou Group Holdings Co. Ltd.
7.38%, 01/13/26 (Call 01/13/24)(c)	300	289,026
8.50%, 02/04/23 (Call 02/04/22)(c)	200	209,618

		27,100,719

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	165	161,170
2.75%, 12/15/29 (Call 09/15/29)	135	144,762
3.38%, 08/15/31 (Call 05/15/31)	60	67,157
3.45%, 04/30/25 (Call 02/28/25)	225	248,866
3.80%, 04/15/26 (Call 02/15/26)	140	159,796
3.95%, 01/15/28 (Call 10/15/27)	10	11,423
4.00%, 01/15/24 (Call 12/15/23)	285	312,896
4.00%, 02/01/50 (Call 08/01/49)	160	187,846
4.30%, 01/15/26 (Call 10/15/25)	68	78,554
4.50%, 07/30/29 (Call 04/30/29)	259	311,183
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	305	307,556
3.30%, 07/15/26 (Call 05/15/26)	180	193,059
3.63%, 11/15/27 (Call 08/15/27)	105	112,453
3.75%, 04/15/23 (Call 01/15/23)	5	5,262
3.88%, 01/30/31 (Call 10/30/30)	105	114,241
4.13%, 07/01/24 (Call 04/01/24)	22	23,815
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	160	181,138
4.90%, 02/15/29 (Call 11/15/28)	10	11,875
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	10,085
1.88%, 10/15/30 (Call 07/15/30)	405	399,488
2.25%, 01/15/22	85	86,829
2.40%, 03/15/25 (Call 02/15/25)	250	264,242
2.75%, 01/15/27 (Call 11/15/26)	184	197,099
2.90%, 01/15/30 (Call 10/15/29)	265	283,378
2.95%, 01/15/25 (Call 12/15/24)	55	59,251
3.00%, 06/15/23	120	127,199
3.10%, 06/15/50 (Call 12/15/49)	55	53,851
3.13%, 01/15/27 (Call 10/15/26)	165	179,520
3.38%, 05/15/24 (Call 04/15/24)	35	37,835
3.38%, 10/15/26 (Call 07/15/26)	114	126,010
3.50%, 01/31/23	409	434,460
3.55%, 07/15/27 (Call 04/15/27)	164	182,493
3.60%, 01/15/28 (Call 10/15/27)	245	273,420
3.70%, 10/15/49 (Call 04/15/49)	151	163,078
3.80%, 08/15/29 (Call 05/15/29)	420	477,876
3.95%, 03/15/29 (Call 12/15/28)	60	68,560
4.00%, 06/01/25 (Call 03/01/25)	370	414,393
4.40%, 02/15/26 (Call 11/15/25)	95	108,839
4.70%, 03/15/22	85	89,734
5.00%, 02/15/24	125	141,336
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	12	12,565
2.45%, 01/15/31 (Call 10/15/30)	435	460,382
2.90%, 10/15/26 (Call 07/15/26)	116	127,042
2.95%, 05/11/26 (Call 02/11/26)	165	181,396
3.20%, 01/15/28 (Call 10/15/27)	28	30,888
3.30%, 06/01/29 (Call 03/01/29)	192	215,660

86	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.35%, 05/15/27 (Call 02/15/27)	$70	$78,145
3.45%, 06/01/25 (Call 03/03/25)	124	137,778
3.90%, 10/15/46 (Call 04/15/46)	245	287,713
4.20%, 12/15/23 (Call 09/16/23)	35	38,508
4.35%, 04/15/48 (Call 10/15/47)	5	6,314
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	340	364,252
2.90%, 03/15/30 (Call 12/15/29)	118	122,686
3.13%, 09/01/23 (Call 06/01/23)	270	285,020
3.20%, 01/15/25 (Call 10/15/24)	125	135,541
3.25%, 01/30/31 (Call 10/30/30)	35	37,452
3.40%, 06/21/29 (Call 03/21/29)	269	291,771
3.65%, 02/01/26 (Call 11/03/25)	292	325,708
3.80%, 02/01/24 (Call 11/01/23)	149	160,854
3.85%, 02/01/23 (Call 11/01/22)	268	285,133
4.50%, 12/01/28 (Call 09/01/28)	120	140,735
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	185	190,134
4.10%, 10/01/24 (Call 07/01/24)	50	52,334
4.55%, 10/01/29 (Call 07/01/29)	87	92,838
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	25	25,991
3.65%, 06/15/24 (Call 04/15/24)	100	105,762
3.85%, 02/01/25 (Call 11/01/24)	60	64,282
3.90%, 03/15/27 (Call 12/15/26)	210	226,636
4.05%, 07/01/30 (Call 04/01/30)	5	5,402
4.13%, 06/15/26 (Call 03/15/26)	175	191,886
4.13%, 05/15/29 (Call 02/15/29)	110	119,648
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	140	116,082
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	50	53,945
3.15%, 07/01/29 (Call 04/01/29)	105	116,130
3.35%, 11/01/49 (Call 05/01/49)	145	155,810
4.10%, 10/15/28 (Call 07/15/28)	32	37,318
CBL & Associates LP, 4.60%, 10/15/24 (Call 07/15/24)(d)(i)	110	40,997
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	360	386,597
Champion MTN Ltd., 2.95%, 06/15/30(c)	200	199,092
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	115	117,909
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	50	45,766
4.75%, 10/15/27 (Call 07/15/27)	50	39,472
5.00%, 10/15/22 (Call 07/15/22)	75	71,991
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)	15	15,168
3.60%, 05/15/23 (Call 02/15/23)	5	5,265
5.00%, 07/01/25 (Call 04/01/25)	190	213,904
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	50	50,520
2.25%, 01/15/31 (Call 10/15/30)	60	60,398
3.10%, 11/15/29 (Call 08/15/29)	7	7,543
3.15%, 07/15/23 (Call 06/15/23)	170	180,642
3.20%, 09/01/24 (Call 07/01/24)	101	109,050
3.30%, 07/01/30 (Call 04/01/30)	27	29,501
3.65%, 09/01/27 (Call 06/01/27)	391	434,921
3.70%, 06/15/26 (Call 03/15/26)	179	199,470
3.80%, 02/15/28 (Call 11/15/27)	95	106,550

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 03/01/27 (Call 12/01/26)	$102	$115,282
4.00%, 11/15/49 (Call 05/15/49)	164	183,749
4.30%, 02/15/29 (Call 11/15/28)	280	325,419
4.45%, 02/15/26 (Call 11/15/25)	109	124,943
4.75%, 05/15/47 (Call 11/15/46)	162	199,369
5.20%, 02/15/49 (Call 08/15/48)	75	97,015
5.25%, 01/15/23	254	278,646
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 06/01/21)	75	77,520
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	25	26,716
3.13%, 09/01/26 (Call 06/01/26)	250	269,632
4.38%, 12/15/23 (Call 09/15/23)	5	5,491
4.38%, 02/15/29 (Call 11/15/28)	50	58,204
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	180	173,295
2.90%, 11/15/24 (Call 10/15/24)	130	137,775
3.45%, 11/15/29 (Call 08/15/29)	255	271,422
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	10	10,456
3.60%, 07/01/29 (Call 04/01/29)	115	130,548
3.70%, 08/15/27 (Call 05/15/27)	290	326,412
4.45%, 07/15/28 (Call 04/15/28)	135	159,910
4.75%, 10/01/25 (Call 07/01/25)	109	127,162
Diversified Healthcare Trust
4.75%, 02/15/28 (Call 08/15/27)	155	137,683
9.75%, 06/15/25 (Call 06/15/22)	175	192,286
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	155	153,585
2.88%, 11/15/29 (Call 08/15/29)	30	32,659
3.38%, 12/15/27 (Call 09/15/27)	215	239,899
4.00%, 09/15/28 (Call 06/15/28)	80	92,966
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	205	174,324
4.50%, 06/01/27 (Call 03/01/27)	165	147,635
4.75%, 12/15/26 (Call 09/15/26)	80	73,563
4.95%, 04/15/28 (Call 01/15/28)	65	58,429
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	500	497,805
1.25%, 07/15/25 (Call 06/15/25)	15	15,106
1.55%, 03/15/28 (Call 01/15/28)	235	234,412
1.80%, 07/15/27 (Call 05/15/27)	10	10,157
2.15%, 07/15/30 (Call 04/15/30)	570	575,375
2.63%, 11/18/24 (Call 10/18/24)	66	70,124
2.90%, 11/18/26 (Call 09/18/26)	451	486,124
2.95%, 09/15/51 (Call 03/15/51)	100	96,942
3.00%, 07/15/50 (Call 01/15/50)	50	49,073
3.20%, 11/18/29 (Call 08/18/29)	29	31,584
5.38%, 05/15/27 (Call 05/15/22)	281	306,237
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	55	57,932
2.85%, 11/01/26 (Call 08/01/26)	89	97,707
3.00%, 04/15/23 (Call 01/15/23)	15	15,790
3.00%, 07/01/29 (Call 04/01/29)	155	169,491
3.25%, 08/01/27 (Call 05/01/27)	50	55,318
3.50%, 03/01/28 (Call 12/01/27)	15	16,842
4.00%, 08/01/47 (Call 02/01/47)	33	39,472
4.15%, 12/01/28 (Call 09/01/28)	440	518,294
4.50%, 07/01/44 (Call 01/01/44)	175	219,329
4.50%, 06/01/45 (Call 12/01/44)	125	158,225

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.63%, 12/15/21 (Call 09/15/21)	$216	$223,674
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(b)	150	147,144
5.25%, 05/01/25 (Call 05/01/21)(b)	220	220,242
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	75	72,362
2.65%, 03/15/32 (Call 12/15/31)	89	92,481
2.65%, 09/01/50 (Call 03/01/50)	200	182,322
3.00%, 01/15/30 (Call 10/15/29)	160	171,165
3.25%, 05/01/23 (Call 02/01/23)	105	110,530
3.38%, 04/15/26 (Call 01/15/26)	60	66,555
3.50%, 04/01/25 (Call 01/01/25)	52	57,201
3.63%, 05/01/27 (Call 02/01/27)	5	5,531
3.88%, 05/01/24 (Call 02/01/24)	260	282,729
4.00%, 03/01/29 (Call 12/01/28)	185	211,749
4.50%, 03/15/48 (Call 09/15/47)	90	112,051
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	105	111,527
3.25%, 07/15/27 (Call 04/15/27)	145	154,912
3.50%, 06/01/30 (Call 03/01/30)	415	449,794
3.95%, 01/15/24 (Call 10/15/23)	15	16,259
4.50%, 12/01/44 (Call 06/01/44)	160	180,126
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/21)	75	73,815
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 04/01/21)	50	39,500
5.88%, 01/15/22 (Call 01/15/21)	59	54,939
5.88%, 10/15/24 (Call 10/15/21)	50	34,618
6.00%, 04/15/26 (Call 04/15/21)	75	48,731
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	125	127,766
4.00%, 01/15/30 (Call 10/17/29)	95	99,073
4.00%, 01/15/31 (Call 10/15/30)	75	78,376
5.25%, 06/01/25 (Call 03/01/25)	92	100,749
5.30%, 01/15/29 (Call 10/15/28)	70	78,490
5.38%, 11/01/23 (Call 08/01/23)	100	107,153
5.38%, 04/15/26 (Call 01/15/26)	415	461,405
5.75%, 06/01/28 (Call 03/03/28)	125	142,694
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	427	462,723
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(b)	100	100,468
5.25%, 07/15/24 (Call 07/15/21)(b)	100	103,659
6.00%, 04/15/25 (Call 04/15/22)(b)	60	63,238
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	55	60,888
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	85	82,392
3.10%, 02/15/30 (Call 11/15/29)	105	111,987
3.50%, 08/01/26 (Call 05/01/26)	133	149,056
3.75%, 07/01/27 (Call 04/01/27)	120	132,653
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	5	5,274
3.00%, 01/15/30 (Call 10/15/29)	238	255,345
3.25%, 07/15/26 (Call 05/15/26)	80	88,726
3.40%, 02/01/25 (Call 11/01/24)	125	136,395
3.50%, 07/15/29 (Call 04/15/29)	60	66,508
3.88%, 08/15/24 (Call 05/15/24)	140	154,167
4.00%, 06/01/25 (Call 03/01/25)	150	168,646
4.20%, 03/01/24 (Call 12/01/23)	25	27,424
4.25%, 11/15/23 (Call 08/15/23)	3	3,289

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.75%, 02/01/41 (Call 08/01/40)	$140	$200,108
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	50	49,615
3.05%, 02/15/30 (Call 11/15/29)	320	329,338
4.13%, 03/15/28 (Call 12/15/27)	50	55,109
4.20%, 04/15/29 (Call 01/15/29)	110	122,635
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	120	123,798
Series D, 3.75%, 10/15/23 (Call 07/15/23)	5	5,170
Series E, 4.00%, 06/15/25 (Call 03/15/25)	305	316,264
Series F, 4.50%, 02/01/26 (Call 11/01/25)	124	130,498
Series I, 3.50%, 09/15/30 (Call 06/15/30)	65	62,334
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	200	205,566
3.95%, 11/01/27 (Call 08/01/27)	54	58,209
4.65%, 04/01/29 (Call 01/01/29)	94	106,180
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	195	193,263
4.88%, 09/15/27 (Call 09/15/22)(b)	225	229,392
4.88%, 09/15/29 (Call 09/15/24)(b)	185	186,469
5.00%, 07/15/28 (Call 07/15/23)(b)	90	91,876
5.25%, 03/15/28 (Call 12/27/22)(b)	200	206,278
5.25%, 07/15/30 (Call 07/15/25)(b)	220	225,784
5.63%, 07/15/32 (Call 07/15/26)(b)	125	129,196
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	100	92,326
4.75%, 10/01/24 (Call 07/01/24)	100	95,436
5.50%, 02/15/26 (Call 08/15/22)	75	70,880
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	215	209,440
3.05%, 02/15/30 (Call 11/15/29)	115	119,069
3.45%, 12/15/24 (Call 09/15/24)	60	63,446
3.80%, 01/15/23 (Call 10/15/22)	100	104,177
4.25%, 08/15/29 (Call 05/15/29)	120	135,614
4.38%, 10/01/25 (Call 07/01/25)	9	9,941
4.75%, 12/15/28 (Call 09/15/28)	120	139,195
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	160	171,059
3.13%, 06/01/23 (Call 03/01/23)	10	10,569
3.30%, 02/01/25 (Call 12/01/24)	90	97,472
3.70%, 10/01/49 (Call 04/01/49)	115	113,154
3.80%, 04/01/27 (Call 01/01/27)	105	117,505
4.13%, 12/01/46 (Call 06/01/46)	5	5,142
4.25%, 04/01/45 (Call 10/01/44)	120	126,323
4.45%, 09/01/47 (Call 03/01/47)	140	150,598
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	10	9,707
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	130	112,429
5.25%, 03/15/22 (Call 09/15/21)(b)	95	92,312
5.25%, 10/01/25 (Call 10/01/21)(b)	120	109,876
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	70	69,934
3.88%, 12/15/27 (Call 09/15/27)	210	233,978
4.00%, 06/15/29 (Call 03/15/29)	125	141,870
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)	56	62,944
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	91,621
4.50%, 04/18/22 (Call 01/18/22)	25	24,162

88	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	$80	$81,838
4.50%, 01/15/28 (Call 10/15/27)	75	76,333
4.63%, 06/15/25 (Call 03/15/25)(b)	140	142,549
5.63%, 05/01/24 (Call 02/01/24)	198	208,308
5.75%, 02/01/27 (Call 11/01/26)	115	124,090
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	110	106,917
2.75%, 03/15/30 (Call 12/15/29)	30	32,192
3.60%, 06/01/27 (Call 03/01/27)	37	41,232
3.75%, 06/15/24 (Call 03/13/24)	60	65,153
3.95%, 03/15/29 (Call 12/15/28)	120	137,856
4.00%, 11/15/25 (Call 08/15/25)	30	33,853
4.20%, 06/15/28 (Call 03/15/28)	442	511,655
4.30%, 10/15/23 (Call 07/15/23)	25	27,159
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	165	172,841
5.00%, 10/15/27 (Call 09/07/22)	270	281,281
5.25%, 08/01/26 (Call 08/01/21)	85	87,798
5.50%, 05/01/24 (Call 05/01/21)	108	110,392
6.38%, 03/01/24 (Call 03/01/21)	100	102,344
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	6	5,939
3.10%, 04/15/50 (Call 10/15/49)	205	179,119
3.50%, 10/15/27 (Call 07/15/27)	50	53,408
3.60%, 12/15/26 (Call 09/15/26)	129	139,987
3.90%, 06/15/24 (Call 03/15/24)	27	29,156
4.30%, 10/15/28 (Call 07/15/28)	20	22,311
4.80%, 10/15/48 (Call 04/25/48)	38	43,766
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(b)	125	119,712
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	215	218,070
4.50%, 02/01/25 (Call 11/01/24)	30	30,450
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	185	187,074
4.38%, 08/01/23 (Call 06/01/23)	143	153,186
4.50%, 01/15/25 (Call 10/15/24)	10	10,704
4.50%, 04/01/27 (Call 01/01/27)	230	249,164
4.75%, 01/15/28 (Call 10/15/27)	160	174,461
4.95%, 04/01/24 (Call 01/01/24)	138	148,226
5.25%, 01/15/26 (Call 10/15/25)	130	143,708
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(b)	155	152,627
7.50%, 06/01/25 (Call 06/01/22)(b)	120	125,960
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	55	57,411
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	65	64,407
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	150	145,782
2.13%, 04/15/27 (Call 02/15/27)	40	42,288
2.13%, 10/15/50 (Call 04/15/50)	305	273,371
2.25%, 04/15/30 (Call 01/15/30)	288	304,597
3.00%, 04/15/50 (Call 10/15/49)	129	137,558
3.25%, 10/01/26 (Call 07/01/26)	50	56,141
3.75%, 11/01/25 (Call 08/01/25)	371	421,026
4.38%, 02/01/29 (Call 11/01/28)	310	377,484
4.38%, 09/15/48 (Call 03/15/48)	5	6,571

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	$105	$108,798
3.09%, 09/15/27 (Call 06/15/27)	240	267,362
3.39%, 05/01/29 (Call 02/01/29)	50	57,301
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	15	15,406
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	81	87,481
3.25%, 10/15/22 (Call 07/15/22)	168	175,797
3.25%, 06/15/29 (Call 03/15/29)	180	196,619
3.25%, 01/15/31 (Call 10/15/30)	250	274,452
3.65%, 01/15/28 (Call 10/15/27)	125	139,851
3.88%, 07/15/24 (Call 04/15/24)	60	65,993
3.88%, 04/15/25 (Call 02/15/25)	55	61,901
4.13%, 10/15/26 (Call 07/15/26)	200	232,404
4.65%, 08/01/23 (Call 05/01/23)	181	199,364
4.65%, 03/15/47 (Call 09/15/46)	15	19,163
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	175	180,420
3.60%, 02/01/27 (Call 11/01/26)	155	166,675
3.70%, 06/15/30 (Call 03/15/30)	15	16,322
4.40%, 02/01/47 (Call 08/01/46)	30	32,962
4.65%, 03/15/49 (Call 09/15/48)	120	136,039
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)	95	94,021
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27 (Call 10/15/22)	125	115,355
5.00%, 04/15/23 (Call 04/15/21)	50	49,250
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	135	136,898
4.80%, 06/01/24 (Call 05/01/24)	120	126,764
5.13%, 08/15/26 (Call 05/15/26)	97	105,966
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(b)	285	289,665
4.00%, 10/01/22 (Call 10/01/21)	275	277,183
4.88%, 09/01/24 (Call 09/01/21)	195	199,871
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/25 (Call 11/12/24)(b)	190	200,752
3.63%, 01/28/26 (Call 12/28/25)(b)	5	5,332
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	105	82,410
4.35%, 10/01/24 (Call 09/01/24)	181	160,185
4.38%, 02/15/30 (Call 08/15/29)	35	28,583
4.50%, 06/15/23 (Call 12/15/22)	90	86,395
4.50%, 03/15/25 (Call 09/15/24)	130	111,866
4.65%, 03/15/24 (Call 09/15/23)	50	44,916
4.75%, 10/01/26 (Call 08/01/26)	93	80,202
4.95%, 02/15/27 (Call 08/15/26)	70	59,484
4.95%, 10/01/29 (Call 07/01/29)	154	126,859
5.00%, 08/15/22 (Call 02/15/22)	123	122,617
5.25%, 02/15/26 (Call 08/15/25)	60	52,370
7.50%, 09/15/25 (Call 06/15/25)	120	125,856
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	285	293,846
2.35%, 01/30/22 (Call 10/30/21)	418	425,156
2.45%, 09/13/29 (Call 06/13/29)	261	258,296
2.63%, 06/15/22 (Call 03/15/22)	325	333,651
2.75%, 02/01/23 (Call 11/01/22)	245	254,954
2.75%, 06/01/23 (Call 03/01/23)	329	344,118
3.25%, 11/30/26 (Call 08/30/26)	80	86,602
3.25%, 09/13/49 (Call 03/13/49)	65	59,097

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.30%, 01/15/26 (Call 10/15/25)	$395	$427,817
3.38%, 10/01/24 (Call 07/01/24)	369	398,306
3.38%, 06/15/27 (Call 03/15/27)	129	138,987
3.38%, 12/01/27 (Call 09/01/27)	99	105,873
3.50%, 09/01/25 (Call 06/01/25)	115	125,879
3.75%, 02/01/24 (Call 11/01/23)	195	209,929
4.25%, 10/01/44 (Call 04/01/44)	32	33,856
4.25%, 11/30/46 (Call 05/30/46)	75	79,605
4.75%, 03/15/42 (Call 09/15/41)	19	21,385
6.75%, 02/01/40 (Call 11/01/39)	179	246,759
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	260	266,370
4.70%, 06/01/27 (Call 03/01/27)	35	36,821
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	224	228,623
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(d)	240	250,855
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	125	126,134
3.40%, 01/15/30 (Call 10/15/29)	105	106,525
4.00%, 07/15/29 (Call 04/15/29)	55	57,753
4.45%, 09/15/26 (Call 06/15/26)	80	86,523
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	110	106,945
5.00%, 12/15/21 (Call 09/15/21)	110	109,165
5.50%, 11/01/23 (Call 08/01/23)(b)	30	29,674
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	78	84,141
4.63%, 03/15/29 (Call 12/15/28)	115	124,494
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	130	124,840
3.88%, 07/15/27 (Call 04/15/27)	85	80,722
Trust Fibra Uno
5.25%, 01/30/26 (Call 10/30/25)(c)	200	217,430
6.39%, 01/15/50 (Call 07/28/49)(c)	200	207,404
6.95%, 01/30/44 (Call 07/30/43)(c)	200	219,260
UDR Inc.
2.10%, 08/01/32 (Call 05/01/32)	30	29,649
2.95%, 09/01/26 (Call 06/01/26)	155	168,697
3.00%, 08/15/31 (Call 05/15/31)	125	134,497
3.10%, 11/01/34 (Call 08/01/34)	35	37,766
3.20%, 01/15/30 (Call 10/15/29)	200	218,954
3.50%, 07/01/27 (Call 04/01/27)	50	55,069
3.50%, 01/15/28 (Call 10/15/27)	50	55,444
4.00%, 10/01/25 (Call 07/01/25)	10	11,217
4.40%, 01/26/29 (Call 10/26/28)	25	29,297
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/20)(b)(d)	115	110,019
7.88%, 02/15/25 (Call 02/15/22)(b)	415	440,464
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(b)	100	101,391
8.25%, 10/15/23 (Call 04/15/21)	225	222,174
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	70	73,905
3.00%, 01/15/30 (Call 10/15/29)	110	112,617
3.10%, 01/15/23 (Call 12/15/22)	50	52,217
3.13%, 06/15/23 (Call 03/15/23)	235	246,390
3.25%, 10/15/26 (Call 07/15/26)	191	204,754
3.50%, 04/15/24 (Call 03/15/24)	170	183,350
3.50%, 02/01/25 (Call 11/01/24)	140	151,774
3.75%, 05/01/24 (Call 02/01/24)	15	16,128

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.85%, 04/01/27 (Call 01/01/27)	$145	$157,303
4.00%, 03/01/28 (Call 12/01/27)	94	103,247
4.13%, 01/15/26 (Call 10/15/25)	110	123,544
4.38%, 02/01/45 (Call 08/01/44)	110	113,359
4.40%, 01/15/29 (Call 10/15/28)	70	79,006
4.88%, 04/15/49 (Call 10/15/48)	100	111,484
5.70%, 09/30/43 (Call 03/30/43)	25	30,463
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	45	45,568
3.40%, 01/15/28 (Call 11/15/27)	5	5,235
3.95%, 08/15/27 (Call 05/15/27)	185	200,102
4.60%, 02/06/24 (Call 11/06/23)	247	266,150
4.63%, 11/01/25 (Call 09/01/25)	115	127,402
4.88%, 06/01/26 (Call 03/01/26)	123	139,301
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(b)	130	130,460
3.75%, 02/15/27 (Call 02/15/23)(b)	150	150,448
4.13%, 08/15/30 (Call 02/15/25)(b)	200	202,448
4.25%, 12/01/26 (Call 12/01/22)(b)	215	218,485
4.63%, 12/01/29 (Call 12/01/24)(b)	180	187,063
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	165	171,598
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(d)	170	87,805
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	235	231,130
3.50%, 06/15/29 (Call 03/15/29)(b)	175	171,790
4.13%, 09/20/28 (Call 06/20/28)(b)	110	113,090
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	345	360,484
4.75%, 09/17/44 (Call 03/17/44)(b)	30	29,760
Welltower Inc.
2.75%, 01/15/31 (Call 10/15/30)	24	24,570
3.10%, 01/15/30 (Call 10/15/29)	125	131,744
3.63%, 03/15/24 (Call 02/15/24)	133	144,235
3.75%, 03/15/23 (Call 12/15/22)	89	94,295
4.00%, 06/01/25 (Call 03/01/25)	392	441,094
4.13%, 03/15/29 (Call 09/15/28)	110	124,710
4.25%, 04/01/26 (Call 01/01/26)	66	75,848
4.25%, 04/15/28 (Call 01/15/28)	200	227,184
4.50%, 01/15/24 (Call 10/15/23)	113	124,120
4.95%, 09/01/48 (Call 03/01/48)	110	132,267
6.50%, 03/15/41 (Call 09/15/40)	95	124,103
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	180	208,858
4.63%, 09/15/23	119	132,437
6.95%, 10/01/27	25	32,020
7.38%, 03/15/32	415	602,659
WP Carey Inc.
3.85%, 07/15/29 (Call 04/15/29)	55	60,718
4.60%, 04/01/24 (Call 01/01/24)	255	283,119
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(b)	90	89,340

		61,933,800

Retail — 1.0%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	85	84,512
3.88%, 01/15/28 (Call 09/15/22)(b)	145	147,230
4.00%, 10/15/30 (Call 10/15/25)(b)	504	500,926
4.25%, 05/15/24 (Call 05/15/21)(b)	195	198,994
4.38%, 01/15/28 (Call 11/15/22)(b)	150	151,803
5.00%, 10/15/25 (Call 10/15/21)(b)	256	262,390

90	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.75%, 04/15/25 (Call 04/15/22)(b)	$90	$95,971
AAG FH LP/AAG FH Finco Inc., 9.75%, 07/15/24 (Call 04/15/24)(b)	32	30,216
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(b)	90	96,193
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	45	44,972
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	88	99,289
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (Call 06/26/22)(b)	100	103,271
2.95%, 01/25/30 (Call 10/25/29)(b)	225	240,037
3.55%, 07/26/27 (Call 04/26/27)(b)	264	293,552
3.80%, 01/25/50 (Call 07/25/49)(b)	294	320,007
4.50%, 07/26/47 (Call 01/26/47)(b)	35	41,294
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	68	68,811
4.75%, 03/01/30 (Call 03/01/25)(b)	108	111,424
At Home Holding III Inc., 8.75%, 09/01/25 (Call 09/01/22)(b)	60	63,302
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	80	85,268
3.80%, 11/15/27 (Call 08/15/27)	65	70,863
4.50%, 10/01/25 (Call 07/01/25)	170	189,258
4.75%, 06/01/30 (Call 03/01/30)	54	63,354
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	30	31,816
3.13%, 04/18/24 (Call 03/18/24)	125	134,556
3.13%, 04/21/26 (Call 01/21/26)	76	83,386
3.25%, 04/15/25 (Call 01/15/25)	45	49,183
3.63%, 04/15/25 (Call 03/15/25)	110	122,297
3.75%, 06/01/27 (Call 03/01/27)	225	255,217
3.75%, 04/18/29 (Call 01/18/29)	140	159,536
4.00%, 04/15/30 (Call 01/15/30)	45	52,525
Beacon Roofing Supply Inc.
4.50%, 11/15/26 (Call 11/15/22)(b)	75	76,991
4.88%, 11/01/25 (Call 11/01/20)(b)	200	196,244
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	125	120,649
4.92%, 08/01/34 (Call 02/01/34)(d)	35	29,171
5.17%, 08/01/44 (Call 02/01/44)	175	142,847
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	315	309,267
4.45%, 10/01/28 (Call 07/01/28)	190	223,831
Brinker International Inc.
3.88%, 05/15/23	100	97,312
5.00%, 10/01/24 (Call 07/01/24)(b)	50	50,119
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(b)	50	52,534
Caleres Inc., 6.25%, 08/15/23 (Call 08/15/21)	35	33,447
Carvana Co.
5.63%, 10/01/25 (Call 10/01/22)(b)	75	73,868
5.88%, 10/01/28 (Call 10/01/23)(b)	90	88,888
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	335	341,606
1.75%, 04/20/32 (Call 01/20/32)	63	64,029
2.30%, 05/18/22 (Call 04/18/22)	34	34,997
2.75%, 05/18/24 (Call 03/18/24)	152	163,826
3.00%, 05/18/27 (Call 02/18/27)	35	39,006
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	349	372,348
4.55%, 02/15/48 (Call 08/15/47)	60	60,751

Security	Par (000)	Value

Retail (continued)
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)(d)	$25	$24,520
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	280	296,652
3.88%, 04/15/27 (Call 01/15/27)	130	148,395
4.13%, 05/01/28 (Call 02/01/28)	105	122,445
4.15%, 11/01/25 (Call 08/01/25)	100	115,015
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	97	104,055
4.00%, 05/15/25 (Call 03/15/25)	94	105,990
4.20%, 05/15/28 (Call 02/15/28)	10	11,708
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(b)	200	196,018
8.50%, 10/30/25 (Call 10/30/21)(b)	200	206,670
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 11/30/20)(d)	45	41,721
6.75%, 06/15/23 (Call 06/15/21)(d)	68	61,516
10.00%, 04/15/25 (Call 04/15/22)(b)	125	136,270
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(b)	75	76,350
Gap Inc. (The)
8.38%, 05/15/23(b)	145	161,875
8.63%, 05/15/25 (Call 05/15/22)(b)	145	160,015
8.88%, 05/15/27 (Call 05/15/23)(b)	190	217,176
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/21)(b)	200	169,286
8.75%, 10/01/25 (Call 10/01/21)(b)(d)	100	81,037
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	95	95,119
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	19	20,355
2.50%, 04/15/27 (Call 02/15/27)	430	466,490
2.63%, 06/01/22 (Call 05/01/22)	517	535,385
2.70%, 04/01/23 (Call 01/01/23)	400	420,116
2.70%, 04/15/30 (Call 01/15/30)	200	220,924
2.80%, 09/14/27 (Call 06/14/27)	363	399,365
2.95%, 06/15/29 (Call 03/15/29)	393	440,730
3.00%, 04/01/26 (Call 01/01/26)	220	244,882
3.13%, 12/15/49 (Call 06/15/49)	275	299,907
3.25%, 03/01/22	50	51,953
3.30%, 04/15/40 (Call 10/15/39)	496	563,540
3.35%, 09/15/25 (Call 06/15/25)	254	285,351
3.35%, 04/15/50 (Call 10/15/49)	685	776,989
3.50%, 09/15/56 (Call 03/15/56)	175	202,578
3.75%, 02/15/24 (Call 11/15/23)	170	186,430
3.90%, 12/06/28 (Call 09/06/28)	260	309,356
3.90%, 06/15/47 (Call 12/15/46)	188	227,461
4.20%, 04/01/43 (Call 10/01/42)	208	259,542
4.25%, 04/01/46 (Call 10/01/45)	285	362,603
4.40%, 03/15/45 (Call 09/15/44)	331	425,487
4.50%, 12/06/48 (Call 06/06/48)	123	163,333
4.88%, 02/15/44 (Call 08/15/43)	78	105,915
5.40%, 09/15/40 (Call 03/15/40)	283	400,765
5.88%, 12/16/36	340	503,503
5.95%, 04/01/41 (Call 10/01/40)	42	63,332
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/21)(b)	70	70,573
7.00%, 06/15/25 (Call 06/15/22)(b)	130	138,612
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(b)	75	74,478

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(b)	$150	$155,322
5.25%, 06/01/26 (Call 06/01/21)(b)	250	258,390
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	20	20,020
4.25%, 07/17/25 (Call 04/17/25)	207	203,860
5.55%, 07/17/45 (Call 01/17/45)	265	241,123
9.50%, 05/15/25 (Call 04/15/25)	15	17,929
L Brands Inc.
5.25%, 02/01/28	100	98,390
5.63%, 10/15/23	100	104,513
6.63%, 10/01/30 (Call 10/01/25)(b)	150	157,402
6.69%, 01/15/27	75	75,411
6.75%, 07/01/36	125	126,560
6.88%, 07/01/25 (Call 07/01/22)(b)	140	150,023
6.88%, 11/01/35	185	188,088
6.95%, 03/01/33	75	68,488
7.50%, 06/15/29 (Call 06/15/24)	125	133,797
7.60%, 07/15/37	50	47,639
9.38%, 07/01/25(b)	90	104,445
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(b)	15	15,553
4.63%, 12/15/27 (Call 12/15/22)(b)	75	78,934
5.25%, 08/01/25 (Call 08/01/21)(b)	75	77,939
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	340	336,716
1.70%, 10/15/30 (Call 07/15/30)	175	174,120
2.50%, 04/15/26 (Call 01/15/26)	330	356,044
3.00%, 10/15/50 (Call 04/15/50)	90	92,263
3.10%, 05/03/27 (Call 02/03/27)	300	334,317
3.12%, 04/15/22 (Call 01/15/22)	64	66,129
3.13%, 09/15/24 (Call 06/15/24)	211	228,775
3.38%, 09/15/25 (Call 06/15/25)	210	233,545
3.65%, 04/05/29 (Call 01/05/29)	345	396,750
3.70%, 04/15/46 (Call 10/15/45)	242	274,634
3.80%, 11/15/21 (Call 08/15/21)	100	102,630
3.88%, 09/15/23 (Call 06/15/23)	25	27,161
4.05%, 05/03/47 (Call 11/03/46)	380	453,329
4.25%, 09/15/44 (Call 03/15/44)	19	22,006
4.38%, 09/15/45 (Call 03/15/45)	85	104,765
4.50%, 04/15/30 (Call 01/15/30)	10	12,272
4.65%, 04/15/42 (Call 10/15/41)	245	312,248
5.00%, 04/15/40 (Call 10/15/39)	53	69,811
5.50%, 10/15/35	15	20,552
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	275	286,973
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	143	119,476
3.63%, 06/01/24 (Call 03/01/24)(d)	190	147,353
3.88%, 01/15/22 (Call 10/15/21)	67	63,306
4.50%, 12/15/34 (Call 06/15/34)	70	40,298
5.13%, 01/15/42 (Call 07/15/41)	50	28,834
6.70%, 07/15/34(b)	50	37,948
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	25	25,776
2.63%, 01/15/22	90	92,462
2.63%, 09/01/29 (Call 06/01/29)	235	253,650
3.25%, 06/10/24	113	123,156
3.30%, 07/01/25 (Call 06/15/25)	115	127,361
3.35%, 04/01/23 (Call 03/01/23)	270	287,480

Security	Par (000)	Value

Retail (continued)
3.38%, 05/26/25 (Call 02/26/25)	$240	$265,397
3.50%, 03/01/27 (Call 12/01/26)	40	45,063
3.50%, 07/01/27 (Call 05/01/27)	605	685,350
3.60%, 07/01/30 (Call 04/01/30)	780	900,721
3.63%, 05/01/43	110	122,550
3.63%, 09/01/49 (Call 03/01/49)	185	206,314
3.70%, 01/30/26 (Call 10/30/25)	425	479,770
3.70%, 02/15/42	35	39,338
3.80%, 04/01/28 (Call 01/01/28)	455	525,543
4.20%, 04/01/50 (Call 10/01/49)	335	405,648
4.45%, 03/01/47 (Call 09/01/46)	6	7,423
4.45%, 09/01/48 (Call 03/01/48)	65	80,852
4.60%, 05/26/45 (Call 11/26/44)	68	84,648
4.70%, 12/09/35 (Call 06/09/35)	140	178,997
4.88%, 07/15/40	70	89,818
4.88%, 12/09/45 (Call 06/09/45)	571	743,722
5.70%, 02/01/39	35	48,356
6.30%, 10/15/37	147	217,708
6.30%, 03/01/38	125	184,901
Men’s Wearhouse Inc. (The), 7.00%, 07/01/22 (Call 11/30/20)(i)	3	46
Michaels Stores Inc.
4.75%, 10/01/27 (Call 10/01/23)(b)	75	73,422
8.00%, 07/15/27 (Call 07/15/22)(b)	95	97,874
Murphy Oil USA Inc.
4.75%, 09/15/29 (Call 09/15/24)	100	105,421
5.63%, 05/01/27 (Call 05/01/22)	50	52,728
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	100	83,809
4.38%, 04/01/30 (Call 01/01/30)	180	138,848
5.00%, 01/15/44 (Call 07/15/43)	150	106,107
6.95%, 03/15/28(d)	160	150,514
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	175	170,935
3.55%, 03/15/26 (Call 12/15/25)	25	28,128
3.60%, 09/01/27 (Call 06/01/27)	211	238,105
3.90%, 06/01/29 (Call 03/01/29)	300	348,240
4.35%, 06/01/28 (Call 03/01/28)	30	35,331
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)	80	80,229
5.38%, 12/01/24 (Call 12/01/20)	75	76,496
5.50%, 05/15/26 (Call 05/15/21)	100	103,194
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/21)(b)	225	230,022
7.13%, 03/15/23 (Call 03/15/21)(b)	325	319,608
8.88%, 06/01/25 (Call 06/01/21)(b)	125	126,072
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 11/30/20)(b)	75	74,072
QVC Inc.
4.38%, 03/15/23	125	129,502
4.38%, 09/01/28 (Call 06/01/28)	90	90,017
4.45%, 02/15/25 (Call 11/15/24)	106	109,451
4.75%, 02/15/27 (Call 11/15/26)	105	107,218
4.85%, 04/01/24	175	181,727
5.45%, 08/15/34 (Call 02/15/34)	105	103,232
5.95%, 03/15/43	50	48,360
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(b)	111	111,026
7.70%, 02/15/27	90	69,521
8.00%, 11/15/26 (Call 01/15/23)(b)	191	191,441

92	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Ross Stores Inc.
4.60%, 04/15/25 (Call 03/15/25)	$183	$211,220
4.70%, 04/15/27 (Call 02/15/27)	43	50,538
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)	125	123,979
8.75%, 04/30/25 (Call 04/30/22)(b)	40	44,153
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)	25	25,812
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	125	127,774
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(b)(d)	65	69,098
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(b)	425	396,873
10.75%, 04/15/27 (Call 04/15/22)(b)	175	139,296
Starbucks Corp.
1.30%, 05/07/22	103	104,472
2.45%, 06/15/26 (Call 03/15/26)	145	156,129
2.55%, 11/15/30 (Call 08/15/30)	315	332,051
2.70%, 06/15/22 (Call 04/15/22)	25	25,825
3.10%, 03/01/23 (Call 02/01/23)	466	493,746
3.50%, 03/01/28 (Call 12/01/27)	215	243,255
3.50%, 11/15/50 (Call 05/15/50)	315	337,797
3.55%, 08/15/29 (Call 05/15/29)	260	298,025
3.75%, 12/01/47 (Call 06/01/47)	150	164,763
3.80%, 08/15/25 (Call 06/15/25)	418	473,389
3.85%, 10/01/23 (Call 07/01/23)	233	253,725
4.00%, 11/15/28 (Call 08/15/28)	175	204,449
4.45%, 08/15/49 (Call 02/15/49)	250	306,062
4.50%, 11/15/48 (Call 05/15/48)	216	266,827
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/21)	90	90,973
5.88%, 03/01/27 (Call 03/01/22)	100	103,309
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(b)	45	48,136
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	280	299,062
2.35%, 02/15/30 (Call 11/15/29)	184	198,963
2.50%, 04/15/26	200	219,036
2.65%, 09/15/30 (Call 06/15/30)	282	311,779
2.90%, 01/15/22	197	203,156
3.38%, 04/15/29 (Call 01/15/29)	280	325,802
3.50%, 07/01/24	481	532,270
3.63%, 04/15/46	425	519,715
3.90%, 11/15/47 (Call 05/15/47)	86	109,967
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	275	293,125
2.50%, 05/15/23 (Call 02/15/23)	15	15,678
3.50%, 04/15/25 (Call 03/15/25)	225	250,103
3.88%, 04/15/30 (Call 01/15/30)	25	29,602
4.50%, 04/15/50 (Call 10/15/49)	290	385,416
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	110	108,056
Walgreen Co., 4.40%, 09/15/42	10	10,482
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	314	331,104
3.30%, 11/18/21 (Call 09/18/21)	626	641,731
3.45%, 06/01/26 (Call 03/01/26)	332	362,959
3.80%, 11/18/24 (Call 08/18/24)	536	590,747
4.10%, 04/15/50 (Call 10/15/49)	280	282,528
4.50%, 11/18/34 (Call 05/18/34)	175	196,261
4.65%, 06/01/46 (Call 12/01/45)	92	99,014

Security	Par (000)	Value

Retail (continued)
4.80%, 11/18/44 (Call 05/18/44)	$235	$258,046
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	55	57,292
2.38%, 09/24/29 (Call 06/24/29)	300	326,748
2.55%, 04/11/23 (Call 01/11/23)	410	429,918
2.65%, 12/15/24 (Call 10/15/24)	418	451,185
2.85%, 07/08/24 (Call 06/08/24)	835	902,936
2.95%, 09/24/49 (Call 03/24/49)	255	283,259
3.05%, 07/08/26 (Call 05/08/26)	300	335,835
3.25%, 07/08/29 (Call 04/08/29)	415	479,653
3.30%, 04/22/24 (Call 01/22/24)	500	544,120
3.40%, 06/26/23 (Call 05/26/23)	325	350,431
3.55%, 06/26/25 (Call 04/26/25)	334	377,056
3.63%, 12/15/47 (Call 06/15/47)	195	237,877
3.70%, 06/26/28 (Call 03/26/28)	795	930,540
3.95%, 06/28/38 (Call 12/28/37)	636	794,485
4.00%, 04/11/43 (Call 10/11/42)	35	43,738
4.05%, 06/29/48 (Call 12/29/47)	420	545,857
4.30%, 04/22/44 (Call 10/22/43)	135	176,276
5.00%, 10/25/40	335	466,923
5.25%, 09/01/35	150	215,934
5.63%, 04/15/41	11	16,585
5.88%, 04/05/27	27	34,499
6.20%, 04/15/38	89	141,089
6.50%, 08/15/37	13	20,747
7.55%, 02/15/30	14	21,299
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	35	35,879
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	140	137,463
3.75%, 11/01/21 (Call 08/01/21)	25	25,368
3.88%, 11/01/23 (Call 08/01/23)	50	52,034
4.75%, 01/15/30 (Call 10/15/29)(b)	145	156,059
5.35%, 11/01/43 (Call 05/01/43)	75	80,550
6.88%, 11/15/37	100	120,968
7.75%, 04/01/25 (Call 04/01/22)(b)	10	10,983

		54,713,617

Savings & Loans — 0.0%
Nationwide Building Society
1.00%, 08/28/25(b)	250	248,537
2.00%, 01/27/23(b)	30	30,895
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	215	227,866
3.90%, 07/21/25(b)	5	5,635
3.96%, 07/18/30 (Call 07/18/29)(a)(b)	305	343,155
4.00%, 09/14/26(b)	65	70,519
4.13%, 10/18/32 (Call 10/18/27)(a)(b)	332	355,526
4.30%, 03/08/29 (Call 03/08/28)(a)(b)	245	277,538
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	200	217,004

		1,776,675

Semiconductors — 0.6%
Advanced Micro Devices Inc., 7.50%, 08/15/22	41	45,321
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	100	106,898
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	200	211,810
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	10	10,199
2.95%, 04/01/25 (Call 03/01/25)	20	21,719
3.13%, 12/05/23 (Call 10/05/23)	314	337,283
3.50%, 12/05/26 (Call 09/05/26)	245	276,666
3.90%, 12/15/25 (Call 09/15/25)	209	238,135
5.30%, 12/15/45 (Call 06/15/45)	130	175,669

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	$165	$168,536
2.75%, 06/01/50 (Call 12/01/49)	280	286,986
3.30%, 04/01/27 (Call 01/01/27)	140	157,927
3.90%, 10/01/25 (Call 07/01/25)	198	226,415
4.35%, 04/01/47 (Call 10/01/46)	100	131,128
5.10%, 10/01/35 (Call 04/01/35)	59	80,311
5.85%, 06/15/41	80	119,762
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	319	331,811
3.00%, 01/15/22 (Call 12/15/21)	44	45,203
3.13%, 01/15/25 (Call 11/15/24)	455	486,218
3.50%, 01/15/28 (Call 10/15/27)	178	191,416
3.63%, 01/15/24 (Call 11/15/23)	1,417	1,523,332
3.88%, 01/15/27 (Call 10/15/26)	811	896,528
Broadcom Inc.
2.25%, 11/15/23	535	556,496
3.13%, 10/15/22(b)	10	10,482
3.13%, 10/15/22	370	387,845
3.15%, 11/15/25 (Call 10/15/25)	311	334,956
3.63%, 10/15/24 (Call 09/15/24)	80	87,346
4.15%, 11/15/30 (Call 08/15/30)	730	818,031
4.25%, 04/15/26 (Call 02/15/26)	356	400,411
4.30%, 11/15/32 (Call 08/15/32)	575	657,305
4.70%, 04/15/25 (Call 03/15/25)	110	125,007
4.75%, 04/15/29 (Call 01/15/29)	95	110,060
5.00%, 04/15/30 (Call 01/15/30)	339	399,176
Entegris Inc.
4.38%, 04/15/28 (Call 04/15/23)(b)	110	115,284
4.63%, 02/10/26 (Call 11/10/20)(b)	75	77,330
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	45	46,311
2.45%, 11/15/29 (Call 08/15/29)	380	409,598
2.60%, 05/19/26 (Call 02/19/26)	50	54,559
2.70%, 12/15/22	75	78,679
2.88%, 05/11/24 (Call 03/11/24)	222	238,650
3.10%, 07/29/22	200	209,426
3.15%, 05/11/27 (Call 02/11/27)	350	391,499
3.25%, 11/15/49 (Call 05/15/49)	565	622,963
3.30%, 10/01/21	194	199,319
3.40%, 03/25/25 (Call 02/25/25)	680	755,460
3.70%, 07/29/25 (Call 04/29/25)	525	593,124
3.73%, 12/08/47 (Call 06/08/47)	796	937,298
3.75%, 03/25/27 (Call 01/25/27)	310	358,394
3.90%, 03/25/30 (Call 12/25/29)	170	203,453
4.00%, 12/15/32	141	174,846
4.10%, 05/19/46 (Call 11/19/45)	80	99,226
4.10%, 05/11/47 (Call 11/11/46)	115	142,671
4.25%, 12/15/42	71	88,779
4.60%, 03/25/40 (Call 09/25/39)	15	19,705
4.75%, 03/25/50 (Call 09/25/49)	732	998,507
4.80%, 10/01/41	135	180,530
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	313	328,162
4.10%, 03/15/29 (Call 12/15/28)	125	148,558
4.65%, 11/01/24 (Call 08/01/24)	298	339,348
5.00%, 03/15/49 (Call 09/15/48)	103	136,277
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	120	123,527
2.88%, 06/15/50 (Call 12/15/49)	110	113,948

Security	Par (000)	Value

Semiconductors (continued)
3.13%, 06/15/60 (Call 12/15/59)	$50	$52,797
3.75%, 03/15/26 (Call 01/15/26)	73	83,800
3.80%, 03/15/25 (Call 12/15/24)	210	235,574
4.00%, 03/15/29 (Call 12/15/28)	120	143,111
4.88%, 03/15/49 (Call 09/15/48)	73	101,362
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	35	37,934
4.88%, 06/22/28 (Call 03/22/28)	42	49,233
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	50	55,577
Microchip Technology Inc.
4.25%, 09/01/25 (Call 09/01/22)(b)	240	248,762
4.33%, 06/01/23 (Call 05/01/23)	290	312,202
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	223	252,044
4.64%, 02/06/24 (Call 01/06/24)	168	186,487
4.66%, 02/15/30 (Call 11/15/29)	110	128,946
4.98%, 02/06/26 (Call 12/06/25)	139	161,638
5.33%, 02/06/29 (Call 11/06/28)	287	344,099
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	657	729,250
3.20%, 09/16/26 (Call 06/16/26)	250	280,913
3.50%, 04/01/40 (Call 10/01/39)	324	375,571
3.50%, 04/01/50 (Call 10/01/49)	350	404,428
3.70%, 04/01/60 (Call 10/01/59)	65	76,307
NXP BV/NXP Funding LLC
4.63%, 06/01/23(b)	680	745,688
4.88%, 03/01/24 (Call 02/01/24)(b)	50	56,006
5.35%, 03/01/26 (Call 01/01/26)(b)	253	299,878
5.55%, 12/01/28 (Call 09/01/28)(b)	202	250,268
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(b)	45	47,814
3.15%, 05/01/27 (Call 03/01/27)(b)	87	94,214
3.40%, 05/01/30 (Call 02/01/30)(b)	80	88,090
3.88%, 06/18/26 (Call 04/18/26)(b)	60	67,644
4.30%, 06/18/29 (Call 03/18/29)(b)	105	121,845
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	120	121,801
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	70	70,800
4.38%, 10/15/29 (Call 10/15/24)	275	295,045
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(b)	727	719,577
1.65%, 05/20/32 (Call 02/20/32)(b)	649	634,826
2.15%, 05/20/30 (Call 02/20/30)	315	327,046
3.25%, 05/20/27 (Call 02/20/27)	487	542,523
3.25%, 05/20/50 (Call 11/20/49)	200	220,566
4.30%, 05/20/47 (Call 11/20/46)	105	133,555
4.65%, 05/20/35 (Call 11/20/34)	170	224,954
4.80%, 05/20/45 (Call 11/20/44)	450	601,371
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	199	205,288
1.75%, 05/04/30 (Call 02/04/30)	75	76,509
1.85%, 05/15/22 (Call 04/15/22)	5	5,113
2.25%, 09/04/29 (Call 06/04/29)	103	109,838
2.63%, 05/15/24 (Call 03/15/24)	15	16,031
2.90%, 11/03/27 (Call 08/03/27)	314	348,980
3.88%, 03/15/39 (Call 09/15/38)	255	312,760
4.15%, 05/15/48 (Call 11/15/47)	88	114,673

94	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	$481	$490,759
2.95%, 06/01/24 (Call 04/01/24)	80	85,390

		29,830,706

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	155	169,316
5.00%, 11/15/25 (Call 11/02/20)(b)	380	389,743

		559,059

Software — 0.8%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(b)	60	63,263
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	55	53,140
2.50%, 09/15/50 (Call 03/15/50)	325	294,200
3.40%, 09/15/26 (Call 06/15/26)	375	423,956
3.40%, 06/15/27 (Call 03/15/27)	35	39,538
4.50%, 06/15/47 (Call 12/15/46)	113	141,595
Adobe Inc.
1.70%, 02/01/23	140	144,281
1.90%, 02/01/25 (Call 01/01/25)	168	177,109
2.15%, 02/01/27 (Call 12/01/26)	222	236,397
2.30%, 02/01/30 (Call 11/01/29)	945	1,012,133
3.25%, 02/01/25 (Call 11/01/24)	262	289,272
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/21)(b)	55	56,855
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	95	104,513
3.50%, 06/15/27 (Call 03/15/27)	173	194,852
3.60%, 12/15/22 (Call 09/15/22)	30	31,638
4.38%, 06/15/25 (Call 03/15/25)	195	222,058
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	200	202,398
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(b)	115	123,204
9.13%, 03/01/26 (Call 09/01/21)(b)	65	69,020
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	282	305,665
3.40%, 06/27/26 (Call 03/27/26)	55	60,993
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(b)	170	172,341
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	175	192,075
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	25	27,970
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	140	145,772
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(b)	75	71,132
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	175	181,492
5.00%, 10/15/24 (Call 07/15/24)	100	108,194
5.25%, 05/15/29 (Call 05/15/24)(b)	75	80,468
5.88%, 06/15/26 (Call 06/15/21)	70	73,137
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/21)(b)	180	179,923
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	35	37,000
4.50%, 12/01/27 (Call 09/01/27)	201	228,828
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)	60	63,000
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(b)	75	80,228

Security	Par (000)	Value

Software (continued)
Dun & Bradstreet Corp./The, 10.25%, 02/15/27 (Call 02/15/22)(b)	$135	$151,195
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	146	173,033
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	65	67,276
5.25%, 05/15/26 (Call 02/15/26)(b)	55	61,634
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	245	270,887
3.50%, 04/15/23 (Call 01/15/23)	105	111,717
3.75%, 05/21/29 (Call 02/21/29)	50	57,626
3.88%, 06/05/24 (Call 03/05/24)	25	27,419
5.00%, 10/15/25 (Call 07/15/25)	5	5,914
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	30	35,406
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	205	215,410
2.65%, 06/01/30 (Call 03/01/30)	386	410,947
2.75%, 07/01/24 (Call 06/01/24)	315	336,218
3.20%, 07/01/26 (Call 05/01/26)	264	292,684
3.50%, 07/01/29 (Call 04/01/29)	349	392,660
3.80%, 10/01/23 (Call 09/01/23)	525	571,688
3.85%, 06/01/25 (Call 03/01/25)	410	459,926
4.20%, 10/01/28 (Call 07/01/28)	145	170,384
4.40%, 07/01/49 (Call 01/01/49)	357	442,766
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 11/30/20)(b)	105	110,780
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/22)(b)	75	82,414
Intuit Inc.
0.65%, 07/15/23	305	307,089
0.95%, 07/15/25 (Call 06/15/25)	385	388,084
1.35%, 07/15/27 (Call 05/15/27)	320	322,317
1.65%, 07/15/30 (Call 04/15/30)	435	435,966
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/21)(b)	115	120,490
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	110	111,112
Logan Merger Sub Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	185	187,559
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	700	730,499
2.13%, 11/15/22	5	5,187
2.38%, 02/12/22 (Call 01/12/22)	123	126,093
2.38%, 05/01/23 (Call 02/01/23)	555	580,591
2.40%, 02/06/22 (Call 01/06/22)	135	138,407
2.40%, 08/08/26 (Call 05/08/26)	584	633,920
2.53%, 06/01/50 (Call 12/01/49)	2,227	2,271,651
2.65%, 11/03/22 (Call 09/03/22)	458	477,914
2.68%, 06/01/60 (Call 12/01/59)	1,410	1,437,340
2.70%, 02/12/25 (Call 11/12/24)	221	239,900
2.88%, 02/06/24 (Call 12/06/23)	878	941,646
3.13%, 11/03/25 (Call 08/03/25)	425	472,664
3.30%, 02/06/27 (Call 11/06/26)	470	534,230
3.45%, 08/08/36 (Call 02/08/36)	595	716,219
3.50%, 02/12/35 (Call 08/12/34)	130	157,726
3.50%, 11/15/42	107	128,494
3.63%, 12/15/23 (Call 09/15/23)	330	361,129
3.70%, 08/08/46 (Call 02/08/46)	676	833,434
3.75%, 02/12/45 (Call 08/12/44)	5	6,178
3.95%, 08/08/56 (Call 02/08/56)	143	185,512
4.10%, 02/06/37 (Call 08/06/36)	245	313,551
4.20%, 11/03/35 (Call 05/03/35)	341	445,002

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.50%, 10/01/40	$23	$30,809
4.50%, 02/06/57 (Call 08/06/56)	20	28,555
4.75%, 11/03/55 (Call 05/03/55)	10	14,613
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	145	149,630
3.88%, 02/15/31 (Call 06/01/25)(b)	190	198,309
4.00%, 11/15/29 (Call 11/15/24)(b)	150	156,582
4.75%, 08/01/26 (Call 08/01/21)(b)	75	77,861
5.38%, 05/15/27 (Call 05/15/22)(b)	150	160,548
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	100	105,126
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	160	162,534
5.88%, 06/01/26 (Call 06/01/21)(b)	145	151,115
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	260	270,769
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	424	445,815
2.50%, 05/15/22 (Call 03/15/22)	855	880,291
2.50%, 10/15/22	475	494,613
2.50%, 04/01/25 (Call 03/01/25)	385	412,420
2.63%, 02/15/23 (Call 01/15/23)	325	340,733
2.65%, 07/15/26 (Call 04/15/26)	625	680,325
2.80%, 04/01/27 (Call 02/01/27)	175	191,107
2.95%, 11/15/24 (Call 09/15/24)	429	464,757
2.95%, 05/15/25 (Call 02/15/25)	267	290,686
2.95%, 04/01/30 (Call 01/01/30)	589	649,614
3.25%, 11/15/27 (Call 08/15/27)	139	156,167
3.25%, 05/15/30 (Call 02/15/30)	153	174,291
3.40%, 07/08/24 (Call 04/08/24)	110	120,185
3.60%, 04/01/40 (Call 10/01/39)	505	565,140
3.60%, 04/01/50 (Call 10/01/49)	813	892,129
3.63%, 07/15/23	276	299,573
3.80%, 11/15/37 (Call 05/15/37)	365	422,217
3.85%, 07/15/36 (Call 01/15/36)	314	366,683
3.85%, 04/01/60 (Call 10/01/59)	781	886,333
3.90%, 05/15/35 (Call 11/15/34)	260	311,431
4.00%, 07/15/46 (Call 01/15/46)	414	481,167
4.00%, 11/15/47 (Call 05/15/47)	824	956,796
4.13%, 05/15/45 (Call 11/15/44)	105	123,857
4.30%, 07/08/34 (Call 01/08/34)	308	382,210
4.38%, 05/15/55 (Call 11/15/54)	235	291,224
4.50%, 07/08/44 (Call 01/08/44)	264	326,621
5.38%, 07/15/40	220	304,894
6.13%, 07/08/39	215	319,266
6.50%, 04/15/38	247	380,420
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(b)	50	50,800
4.00%, 02/15/28 (Call 02/15/23)(b)	45	46,528
Rackspace Technology Global. Inc., 8.63%, 11/15/24 (Call 11/15/20)(b)	225	234,697
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 11/30/20)(b)	75	51,859
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	215	229,583
3.70%, 04/11/28 (Call 01/11/28)	487	571,855
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	355	343,086
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(b)	375	389,261

Security	Par (000)	Value

Software (continued)
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	$345	$366,928
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (Call 09/01/21)(b)	165	167,232
10.50%, 02/01/24 (Call 02/01/21)(b)(d)	200	185,484
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	220	228,479
3.90%, 08/21/27 (Call 05/21/27)	76	83,994
4.50%, 05/15/25 (Call 04/15/25)	15	16,950
4.70%, 05/15/30 (Call 02/15/30)	321	379,740

		41,409,420

Storage & Warehousing — 0.0%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/21)(b)	200	199,380

Telecommunications — 1.6%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(b)	200	191,852
10.50%, 05/15/27 (Call 05/15/22)(b)	200	220,502
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(b)	200	199,786
5.50%, 01/15/28 (Call 09/15/22)(b)	200	201,374
7.38%, 05/01/26 (Call 05/01/21)(b)	800	835,184
8.13%, 02/01/27 (Call 02/01/22)(b)	400	435,532
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	10	10,754
3.13%, 07/16/22	200	208,076
3.63%, 04/22/29 (Call 01/22/29)	260	293,418
4.38%, 07/16/42	15	18,212
4.38%, 04/22/49 (Call 10/22/48)	245	300,240
6.13%, 11/15/37	430	605,014
6.13%, 03/30/40	15	21,396
6.38%, 03/01/35	135	196,185
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	521	517,707
2.25%, 02/01/32 (Call 11/01/31)	665	653,309
2.30%, 06/01/27 (Call 04/01/27)	61	63,505
2.75%, 06/01/31 (Call 03/01/31)	445	461,145
2.95%, 07/15/26 (Call 04/15/26)	280	304,752
3.00%, 06/30/22 (Call 04/30/22)	1,078	1,118,597
3.30%, 02/01/52 (Call 08/01/51)	430	395,445
3.40%, 05/15/25 (Call 02/15/25)	25	27,565
3.50%, 06/01/41 (Call 12/01/40)	415	421,980
3.50%, 09/15/53 (Call 03/15/53)(b)	1,690	1,608,255
3.50%, 02/01/61 (Call 08/01/60)	240	222,910
3.55%, 09/15/55 (Call 03/15/55)(b)	2,869	2,714,791
3.65%, 06/01/51 (Call 12/01/50)	440	430,883
3.65%, 09/15/59 (Call 03/15/59)(b)	2,212	2,109,651
3.80%, 02/15/27 (Call 11/15/26)	283	318,395
3.85%, 06/01/60 (Call 12/01/59)	355	350,389
3.88%, 01/15/26 (Call 10/15/25)	369	416,287
3.90%, 03/11/24 (Call 12/11/23)	303	331,879
3.95%, 01/15/25 (Call 10/15/24)	210	234,551
4.10%, 02/15/28 (Call 11/15/27)	427	489,436
4.13%, 02/17/26 (Call 11/17/25)	402	458,557
4.25%, 03/01/27 (Call 12/01/26)	510	586,413
4.30%, 02/15/30 (Call 11/15/29)	377	439,718
4.30%, 12/15/42 (Call 06/15/42)	444	494,523
4.35%, 03/01/29 (Call 12/01/28)	369	429,424
4.45%, 04/01/24 (Call 01/01/24)	317	353,531

96	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 05/15/35 (Call 11/15/34)	$1,619	$1,889,292
4.50%, 03/09/48 (Call 09/09/47)	732	819,247
4.65%, 06/01/44 (Call 12/01/43)	304	339,145
4.85%, 03/01/39 (Call 09/01/38)	338	402,849
4.90%, 08/15/37 (Call 02/14/37)	191	230,241
4.90%, 06/15/42	229	270,506
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	190	195,176
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	194	238,558
4.46%, 04/01/48 (Call 10/01/47)	251	314,568
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(c)	200	217,252
Bharti Airtel Ltd., 4.38%, 06/10/25(c)	300	318,717
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	250	269,807
4.25%, 11/08/49 (Call 05/08/49)(b)	5	5,686
4.50%, 12/04/23 (Call 11/04/23)	256	282,294
5.13%, 12/04/28 (Call 09/24/28)	25	30,208
9.63%, 12/15/30	411	656,009
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(b)	200	212,458
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	235	240,252
5.13%, 12/15/26 (Call 12/15/22)(b)	265	270,981
5.63%, 04/01/25 (Call 01/01/25)	119	124,980
Series G, 6.88%, 01/15/28	95	105,560
Series P, 7.60%, 09/15/39	100	112,659
Series T, 5.80%, 03/15/22	246	255,828
Series U, 7.65%, 03/15/42	100	110,165
Series W, 6.75%, 12/01/23	100	109,315
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	150	165,337
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/21)(b)	100	103,075
8.00%, 10/15/25 (Call 10/15/21)(b)	75	79,479
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	375	393,937
2.50%, 09/20/26 (Call 06/20/26)	264	288,795
2.60%, 02/28/23	100	105,114
2.95%, 02/28/26	380	422,765
3.00%, 06/15/22	37	38,639
3.50%, 06/15/25	29	32,803
3.63%, 03/04/24	120	132,385
5.50%, 01/15/40	370	537,828
5.90%, 02/15/39	247	368,519
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(b)	222	226,711
6.00%, 03/01/26 (Call 03/01/22)(b)	270	280,009
7.13%, 07/01/28 (Call 07/01/23)(b)	150	150,782
8.25%, 03/01/27 (Call 03/01/22)(b)	210	217,449
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(b)	125	116,709
6.00%, 06/15/25 (Call 06/15/21)(b)	239	237,014
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	300	302,238
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 11/02/20)(d)	100	100,000
6.50%, 10/01/28 (Call 10/01/23)(b)	135	138,706
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	150	154,556
3.90%, 11/15/49 (Call 05/15/49)	245	279,440

Security	Par (000)	Value

Telecommunications (continued)
4.38%, 11/15/57 (Call 05/15/57)	$168	$196,248
4.70%, 03/15/37	11	13,052
4.75%, 03/15/42	89	108,436
5.35%, 11/15/48 (Call 05/15/48)	55	74,010
5.45%, 11/15/79 (Call 05/15/79)	98	124,095
5.75%, 08/15/40	120	156,830
5.85%, 11/15/68 (Call 05/15/68)	135	177,484
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	710	779,715
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(b)	30	31,311
3.60%, 01/19/27 (Call 10/19/26)(b)	15	16,717
4.38%, 06/21/28 (Call 03/21/28)(b)	320	377,402
8.75%, 06/15/30	610	946,696
9.25%, 06/01/32	179	299,744
Digicel Group 0.5 Ltd. (2.00% PIK), 10.00%, 04/01/24 (Call 11/16/20)(e)	323	245,042
Embarq Corp., 8.00%, 06/01/36	265	310,050
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24 (Call 07/30/24)(c)	200	214,938
Escrow RCN Corp., 11.63%, 04/15/23	50	3,625
Frontier Communications Corp., 5.88%, 10/15/27 (Call 10/15/23)(b)	220	224,396
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	170	178,967
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/20)(b)(d)	75	35,288
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 12/01/20)(b)	72	69,432
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(c)	200	212,674
Hughes Satellite Systems Corp.
5.25%, 08/01/26	172	184,565
6.63%, 08/01/26	125	135,655
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/21)(b)	200	179,964
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	107	120,880
4.35%, 06/15/25 (Call 03/15/25)	57	64,055
4.50%, 03/15/24	207	230,379
5.95%, 03/15/41	194	242,539
Koninklijke KPN NV, 8.38%, 10/01/30	40	56,926
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	77	82,612
3.63%, 01/15/29 (Call 01/15/24)(b)	140	136,205
4.25%, 07/01/28 (Call 07/01/23)(b)	210	211,079
4.63%, 09/15/27 (Call 09/15/22)(b)	195	199,306
5.25%, 03/15/26 (Call 03/15/21)	115	118,767
5.38%, 01/15/24 (Call 01/15/21)	139	140,030
5.38%, 05/01/25 (Call 05/01/21)	125	128,560
Liquid Telecommunications Financing PLC, 8.50%, 07/13/22 (Call 07/13/21)(c)	200	203,264
Metropolitan Light Co. Ltd., 5.50%, 11/21/22 (Call 11/21/20)(b)	296	304,140
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(b)	200	210,174
6.25%, 03/25/29 (Call 03/25/24)(c)	200	221,100
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	360	357,509
4.00%, 09/01/24	129	143,631
4.60%, 02/23/28 (Call 11/23/27)	224	261,524
4.60%, 05/23/29 (Call 02/23/29)	250	293,370
5.50%, 09/01/44	130	153,187
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(c)	400	411,204

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Nokia OYJ
3.38%, 06/12/22	$65	$66,344
4.38%, 06/12/27	100	107,565
6.63%, 05/15/39	125	157,603
Ooredoo International Finance Ltd.
3.25%, 02/21/23(b)	400	416,912
4.50%, 01/31/43(b)(d)	200	256,678
Orange SA
5.38%, 01/13/42	159	219,757
5.50%, 02/06/44 (Call 08/06/43)	135	191,601
9.00%, 03/01/31	406	655,536
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(c)	200	200,026
6.63%, 04/24/28(c)	250	245,492
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(c)	200	210,328
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/21)(b)	100	96,562
Proven Glory Capital Ltd.
3.25%, 02/21/22(c)	200	202,112
4.00%, 02/21/27(c)	400	407,304
Proven Honour Capital Ltd., 4.13%, 05/06/26(c)	200	208,626
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(b)	75	77,700
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(b)	35	35,071
Qwest Corp.
6.75%, 12/01/21	150	157,278
7.25%, 09/15/25	45	51,643
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	65	71,807
3.00%, 03/15/23 (Call 12/15/22)	25	26,328
3.63%, 12/15/25 (Call 09/15/25)	180	202,853
3.70%, 11/15/49 (Call 05/15/49)	205	227,103
4.10%, 10/01/23 (Call 07/01/23)	323	353,465
4.30%, 02/15/48 (Call 08/15/47)	210	252,619
4.35%, 05/01/49 (Call 11/01/48)	325	395,041
4.50%, 03/15/43 (Call 09/15/42)	180	217,438
5.00%, 03/15/44 (Call 09/15/43)	290	373,540
7.50%, 08/15/38	45	70,191
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	30	31,043
SingTel Group Treasury Pte Ltd.
2.38%, 08/28/29 (Call 05/28/29)(c)	600	629,556
3.25%, 06/30/25(c)	200	219,372
3.88%, 08/28/28 (Call 05/28/28)(c)	400	460,768
Sprint Capital Corp.
6.88%, 11/15/28	485	613,637
8.75%, 03/15/32	375	561,124
Sprint Communications Inc.
6.00%, 11/15/22	440	470,593
11.50%, 11/15/21	150	163,665
Sprint Corp.
7.13%, 06/15/24	435	500,411
7.63%, 02/15/25 (Call 11/15/24)	260	307,073
7.63%, 03/01/26 (Call 11/01/25)	280	340,600
7.88%, 09/15/23	820	934,603
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 09/20/29(b)	450	489,132
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(b)	145	145,750
Telecom Italia Capital SA
6.00%, 09/30/34	300	349,758
6.38%, 11/15/33	215	255,052

Security	Par (000)	Value

Telecommunications (continued)
7.20%, 07/18/36	$200	$252,928
7.72%, 06/04/38	175	237,762
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	200	215,688
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	251	260,400
Telefonica Emisiones SA
4.10%, 03/08/27	330	374,128
4.57%, 04/27/23	150	164,313
4.67%, 03/06/38	160	183,536
4.90%, 03/06/48	454	519,095
5.21%, 03/08/47	375	441,480
5.52%, 03/01/49 (Call 09/01/48)	165	204,202
7.05%, 06/20/36	287	413,656
Telefonica Europe BV, 8.25%, 09/15/30	224	333,323
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	85	86,601
6.50%, 10/15/27 (Call 10/15/22)(b)	105	104,730
Telstra Corp. Ltd.
3.13%, 04/07/25 (Call 01/07/25)(b)	55	60,089
4.80%, 10/12/21(b)	38	39,565
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	242	271,744
4.30%, 06/15/49 (Call 12/15/48)	155	185,177
4.60%, 11/16/48 (Call 05/16/48)	120	148,986
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)(b)	10	10,050
2.05%, 02/15/28 (Call 12/15/27)(b)	205	208,040
2.55%, 02/15/31 (Call 11/15/30)(b)	510	519,715
3.00%, 02/15/41 (Call 08/15/40)(b)	200	194,712
3.30%, 02/15/51 (Call 08/15/50)(b)	120	115,723
3.50%, 04/15/25 (Call 03/15/25)(b)	426	467,143
3.60%, 11/15/60 (Call 05/15/60)(b)	250	245,320
3.75%, 04/15/27 (Call 02/15/27)(b)	1,182	1,321,760
3.88%, 04/15/30 (Call 01/15/30)(b)	1,525	1,714,435
4.00%, 04/15/22 (Call 03/16/22)	100	103,345
4.38%, 04/15/40 (Call 10/15/39)(b)	553	638,638
4.50%, 02/01/26 (Call 02/01/21)	200	204,900
4.50%, 04/15/50 (Call 10/15/49)(b)	480	559,099
4.75%, 02/01/28 (Call 02/01/23)	300	321,591
5.13%, 04/15/25 (Call 04/15/21)	100	102,500
5.38%, 04/15/27 (Call 04/15/22)	80	85,394
6.00%, 03/01/23 (Call 11/10/20)	225	225,191
6.00%, 04/15/24 (Call 04/15/21)	150	152,634
6.50%, 01/15/26 (Call 01/15/21)	345	359,383
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/21)(b)(d)	50	45,731
Turk Telekomunikasyon AS, 4.88%, 06/19/24(c)	200	193,284
United States Cellular Corp., 6.70%, 12/15/33	178	234,711
VEON Holdings BV
4.00%, 04/09/25 (Call 01/09/25)(b)	200	208,646
4.95%, 06/16/24 (Call 03/16/24)(c)	200	215,878
7.25%, 04/26/23 (Call 01/26/23)(c)	200	220,646
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	85	88,028
2.63%, 08/15/26	445	483,715
2.95%, 03/15/22	660	682,909
2.99%, 10/30/56 (Call 04/30/56)(b)	2,878	2,908,420
3.00%, 03/22/27 (Call 01/22/27)	10	11,031
3.15%, 03/22/30 (Call 12/22/29)	191	212,270
3.38%, 02/15/25	837	928,827
3.50%, 11/01/24 (Call 08/01/24)	645	711,622

98	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.85%, 11/01/42 (Call 05/01/42)	$425	$499,315
3.88%, 02/08/29 (Call 11/08/28)	140	163,930
4.00%, 03/22/50 (Call 09/22/49)	290	351,112
4.02%, 12/03/29 (Call 09/03/29)	196	231,878
4.13%, 03/16/27	445	522,154
4.13%, 08/15/46	94	113,679
4.15%, 03/15/24 (Call 12/15/23)	10	11,074
4.27%, 01/15/36	540	660,771
4.33%, 09/21/28	1,752	2,103,223
4.40%, 11/01/34 (Call 05/01/34)	425	525,181
4.50%, 08/10/33	525	652,685
4.52%, 09/15/48	578	745,366
4.67%, 03/15/55	5	6,659
4.75%, 11/01/41	255	333,152
4.81%, 03/15/39	566	731,827
4.86%, 08/21/46	530	704,110
5.01%, 04/15/49	47	64,846
5.01%, 08/21/54	11	15,415
5.15%, 09/15/23	179	202,368
6.40%, 09/15/33	5	7,090
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/21)(b)	150	150,927
5.63%, 04/15/27 (Call 04/15/22)(b)	80	83,816
6.50%, 07/15/28 (Call 06/17/23)(b)	120	123,764
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(b)	200	200,490
Vodafone Group PLC
2.95%, 02/19/23	10	10,535
3.75%, 01/16/24	199	217,149
4.13%, 05/30/25	323	367,787
4.25%, 09/17/50	235	270,375
4.38%, 05/30/28	620	732,480
4.38%, 02/19/43	169	197,928
4.88%, 06/19/49	280	347,200
5.00%, 05/30/38	181	225,396
5.13%, 06/19/59	375	473,265
5.25%, 05/30/48	350	454,828
6.15%, 02/27/37	495	691,173
6.25%, 11/30/32	80	108,061
7.00%, 04/04/79 (Call 01/04/29)(a)	345	409,160
7.88%, 02/15/30	110	160,122
VTR Comunicaciones SpA, 5.13%, 01/15/28 (Call 07/15/23)(c)	200	211,312
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	265	255,677
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(b)	310	304,197
6.13%, 03/01/28 (Call 03/01/23)(b)	200	202,462

		88,835,236

Textiles — 0.0%
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)	150	162,550
3.85%, 02/01/23 (Call 11/01/22)	271	287,458

		450,008

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	90	93,023
3.00%, 11/19/24 (Call 10/19/24)	180	190,870
3.50%, 09/15/27 (Call 06/15/27)	287	302,294

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
3.55%, 11/19/26 (Call 09/19/26)	$200	$215,572
3.90%, 11/19/29 (Call 08/19/29)	150	161,498
5.10%, 05/15/44 (Call 11/15/43)	67	70,250
6.35%, 03/15/40	90	107,796
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	50	49,976
5.45%, 11/01/41 (Call 05/01/41)	75	75,628
5.88%, 12/15/27 (Call 12/15/22)(b)	60	65,174
6.20%, 10/01/40	75	78,297
6.75%, 12/31/25 (Call 12/31/20)(b)	275	288,830

		1,699,208

Transportation — 0.7%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/21)(b)	150	126,349
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(b)	120	128,725
3.88%, 09/28/25 (Call 06/28/25)(b)	180	196,574
4.50%, 06/20/29 (Call 03/20/29)(b)	100	112,472
BPHL Capital Management Ltd., 5.95%, 02/27/23(c)	200	191,956
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	42	44,224
3.00%, 04/01/25 (Call 01/01/25)	180	196,897
3.05%, 09/01/22 (Call 06/01/22)	325	338,601
3.05%, 02/15/51 (Call 08/15/50)	10	10,730
3.25%, 06/15/27 (Call 03/15/27)	146	164,414
3.40%, 09/01/24 (Call 12/01/23)	152	166,706
3.55%, 02/15/50 (Call 08/15/49)	105	121,048
3.65%, 09/01/25 (Call 06/01/25)	125	141,216
3.75%, 04/01/24 (Call 01/01/24)	185	202,852
3.85%, 09/01/23 (Call 06/01/23)	70	76,044
3.90%, 08/01/46 (Call 02/01/46)	186	221,937
4.05%, 06/15/48 (Call 12/15/47)	110	136,512
4.13%, 06/15/47 (Call 12/15/46)	218	267,791
4.15%, 04/01/45 (Call 10/01/44)	230	282,624
4.15%, 12/15/48 (Call 06/15/48)	80	99,535
4.38%, 09/01/42 (Call 03/01/42)	250	313,315
4.40%, 03/15/42 (Call 09/15/41)	90	111,724
4.45%, 03/15/43 (Call 09/15/42)	165	208,017
4.55%, 09/01/44 (Call 03/01/44)	193	248,354
4.70%, 09/01/45 (Call 03/01/45)	209	274,944
4.90%, 04/01/44 (Call 10/01/43)	175	235,835
4.95%, 09/15/41 (Call 03/15/41)	10	13,180
5.05%, 03/01/41 (Call 09/01/40)	68	90,494
5.15%, 09/01/43 (Call 03/01/43)	125	170,305
5.40%, 06/01/41 (Call 12/01/40)	110	151,933
5.75%, 05/01/40 (Call 11/01/39)	300	425,325
6.15%, 05/01/37	25	36,738
6.20%, 08/15/36	150	220,654
7.00%, 12/15/25	63	81,897
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	200	194,240
2.75%, 03/01/26 (Call 12/01/25)	260	283,036
2.85%, 12/15/21 (Call 09/15/21)	25	25,540
2.95%, 11/21/24 (Call 08/21/24)	175	188,373
3.20%, 08/02/46 (Call 02/02/46)	175	194,017
3.65%, 02/03/48 (Call 08/03/47)	130	154,379
6.20%, 06/01/36	200	297,536
6.25%, 08/01/34	3	4,509
6.38%, 11/15/37	20	30,594

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	$50	$51,627
2.90%, 02/01/25 (Call 11/01/24)	160	173,350
4.00%, 06/01/28 (Call 03/01/28)	60	69,980
4.45%, 03/15/23 (Call 12/15/22)	50	54,050
4.80%, 09/15/35 (Call 03/15/35)	70	90,835
4.80%, 08/01/45 (Call 02/01/45)	197	261,770
5.75%, 01/15/42	75	104,992
5.95%, 05/15/37	65	94,082
6.13%, 09/15/15 (Call 03/15/15)	93	140,061
7.13%, 10/15/31	220	323,365
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	100	101,668
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	145	168,380
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(c)	400	419,912
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(c)(f)	400	410,248
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	120	127,398
2.60%, 11/01/26 (Call 08/01/26)	150	162,819
3.25%, 06/01/27 (Call 03/01/27)	314	350,945
3.35%, 11/01/25 (Call 08/01/25)	190	212,044
3.35%, 09/15/49 (Call 03/15/49)	115	125,772
3.40%, 08/01/24 (Call 05/01/24)	296	324,286
3.70%, 11/01/23 (Call 08/01/23)	132	143,512
3.80%, 03/01/28 (Call 12/01/27)	465	537,001
3.80%, 11/01/46 (Call 05/01/46)	180	207,047
3.80%, 04/15/50 (Call 10/15/49)	355	416,124
3.95%, 05/01/50 (Call 11/01/49)	245	295,629
4.10%, 03/15/44 (Call 09/15/43)	185	219,850
4.25%, 03/15/29 (Call 12/15/28)	170	202,880
4.25%, 11/01/66 (Call 05/01/66)	20	24,482
4.30%, 03/01/48 (Call 09/01/47)	25	30,757
4.40%, 03/01/43 (Call 09/01/42)	35	42,732
4.50%, 03/15/49 (Call 09/15/48)	60	76,795
4.50%, 08/01/54 (Call 02/01/54)	15	19,461
4.65%, 03/01/68 (Call 09/01/67)	15	19,417
4.75%, 05/30/42 (Call 11/30/41)	289	366,160
4.75%, 11/15/48 (Call 05/15/48)	73	95,739
5.50%, 04/15/41 (Call 10/15/40)	70	94,240
6.00%, 10/01/36	90	125,135
6.15%, 05/01/37	5	7,024
6.22%, 04/30/40	155	223,138
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(c)	200	246,088
FedEx Corp.
2.63%, 08/01/22	163	168,951
3.10%, 08/05/29 (Call 05/05/29)	215	238,884
3.20%, 02/01/25	155	170,044
3.25%, 04/01/26 (Call 01/01/26)	107	118,977
3.30%, 03/15/27 (Call 12/15/26)	149	165,064
3.40%, 01/14/22	15	15,521
3.40%, 02/15/28 (Call 11/15/27)	155	174,479
3.80%, 05/15/25 (Call 04/15/25)	129	145,473
3.88%, 08/01/42	40	44,139
3.90%, 02/01/35	300	350,550
4.00%, 01/15/24	170	187,609
4.05%, 02/15/48 (Call 08/15/47)	255	292,095
4.10%, 04/15/43	60	67,768
4.10%, 02/01/45	125	142,222

Security	Par (000)	Value

Transportation (continued)
4.20%, 10/17/28 (Call 07/17/28)	$15	$17,759
4.40%, 01/15/47 (Call 07/15/46)	130	154,604
4.55%, 04/01/46 (Call 10/01/45)	242	296,029
4.75%, 11/15/45 (Call 05/15/45)	344	428,242
4.90%, 01/15/34	75	95,135
4.95%, 10/17/48 (Call 04/17/48)	65	83,670
5.10%, 01/15/44	265	341,113
5.25%, 05/15/50 (Call 11/15/49)	305	408,892
Indian Railway Finance Corp. Ltd.
3.25%, 02/13/30(c)	200	202,152
3.73%, 03/29/24(c)	300	316,761
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	65	67,803
3.88%, 03/01/26 (Call 01/01/26)	325	373,236
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	215	227,962
3.00%, 05/15/23 (Call 02/15/23)	25	25,913
3.13%, 06/01/26 (Call 03/01/26)	100	105,196
4.20%, 11/15/69 (Call 05/15/69)	104	112,650
4.30%, 05/15/43 (Call 11/15/42)	10	10,621
4.70%, 05/01/48 (Call 11/01/47)	25	28,602
4.95%, 08/15/45 (Call 02/15/45)	130	152,532
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(c)	200	273,892
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 11/30/20)(b)(d)	100	100,295
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	311	324,345
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)	210	254,072
MV24 Capital BV, 6.75%, 06/01/34(c)	195	196,799
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 11/30/20)(b)	100	69,065
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(b)	50	24,118
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	125	134,374
2.90%, 02/15/23 (Call 11/15/22)	295	309,605
2.90%, 06/15/26 (Call 03/15/26)	379	416,354
3.00%, 04/01/22 (Call 01/01/22)	407	419,332
3.05%, 05/15/50 (Call 11/15/49)	255	264,682
3.15%, 06/01/27 (Call 03/01/27)	115	126,605
3.16%, 05/15/55 (Call 11/15/54)	357	370,919
3.25%, 12/01/21 (Call 09/01/21)	25	25,597
3.40%, 11/01/49 (Call 05/01/49)	80	88,110
3.65%, 08/01/25 (Call 06/01/25)	83	93,164
3.80%, 08/01/28 (Call 05/01/28)	185	215,388
3.94%, 11/01/47 (Call 05/01/47)	218	256,702
3.95%, 10/01/42 (Call 04/01/42)	100	116,825
4.05%, 08/15/52 (Call 02/15/52)	8	9,684
4.10%, 05/15/49 (Call 11/15/48)	63	76,388
4.45%, 06/15/45 (Call 12/15/44)	40	50,350
4.65%, 01/15/46 (Call 07/15/45)	115	147,801
4.84%, 10/01/41	195	252,094
Pelabuhan Indonesia II PT
4.25%, 05/05/25(c)	200	216,848
5.38%, 05/05/45(c)	220	254,307
Pelabuhan Indonesia III Persero PT, 4.50%, 05/02/23(c)	400	424,764
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (Call 01/18/22)(c)	200	209,654
Russian Railways via RZD Capital PLC
4.38%, 03/01/24(c)	400	430,356
5.70%, 04/05/22(c)	200	211,918

100	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	$40	$41,318
2.50%, 09/01/24 (Call 08/01/24)	229	241,467
2.88%, 06/01/22 (Call 05/01/22)	35	36,190
2.90%, 12/01/26 (Call 10/01/26)	240	259,673
3.40%, 03/01/23 (Call 02/01/23)	127	134,273
3.45%, 11/15/21 (Call 10/15/21)	10	10,278
3.65%, 03/18/24 (Call 02/18/24)	55	59,765
3.75%, 06/09/23 (Call 05/09/23)	445	477,405
3.88%, 12/01/23 (Call 11/01/23)	50	54,421
4.63%, 06/01/25 (Call 05/01/25)	492	565,456
Transnet SOC Ltd., 4.00%, 07/26/22(b)	200	198,898
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(b)	255	331,995
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(c)	200	198,638
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	85	89,976
2.40%, 02/05/30 (Call 11/05/29)	185	197,040
2.75%, 04/15/23 (Call 01/15/23)	35	36,712
2.75%, 03/01/26 (Call 12/01/25)	163	177,655
2.95%, 03/01/22	15	15,515
2.95%, 01/15/23 (Call 10/15/22)	5	5,236
3.00%, 04/15/27 (Call 01/15/27)	50	54,899
3.15%, 03/01/24 (Call 02/01/24)	249	269,084
3.25%, 01/15/25 (Call 10/15/24)	115	125,735
3.25%, 08/15/25 (Call 05/15/25)	245	270,171
3.25%, 02/05/50 (Call 08/05/49)	519	561,371
3.35%, 08/15/46 (Call 02/15/46)	100	107,783
3.38%, 02/01/35 (Call 08/01/34)	5	5,668
3.50%, 06/08/23 (Call 05/08/23)	123	132,020
3.55%, 08/15/39 (Call 02/15/39)	70	78,346
3.60%, 09/15/37 (Call 03/15/37)	258	293,212
3.65%, 02/15/24 (Call 11/15/23)	195	212,236
3.70%, 03/01/29 (Call 12/01/28)	291	336,056
3.75%, 03/15/24 (Call 12/15/23)	5	5,464
3.75%, 07/15/25 (Call 05/15/25)	170	192,824
3.75%, 02/05/70 (Call 08/05/69)	258	288,005
3.80%, 10/01/51 (Call 04/01/51)	210	244,192
3.84%, 03/20/60 (Call 09/20/59)	35	39,857
3.88%, 02/01/55 (Call 08/01/54)	125	147,557
3.95%, 09/10/28 (Call 06/10/28)	450	527,512
3.95%, 08/15/59 (Call 02/15/59)	65	75,442
4.00%, 04/15/47 (Call 10/15/46)	240	285,110
4.05%, 11/15/45 (Call 05/15/45)	85	100,476
4.05%, 03/01/46 (Call 09/01/45)	50	59,719
4.10%, 09/15/67 (Call 03/15/67)	39	45,087
4.15%, 01/15/45 (Call 07/15/44)	72	85,786
4.16%, 07/15/22 (Call 04/15/22)	166	175,070
4.38%, 09/10/38 (Call 03/10/38)	180	219,519
4.38%, 11/15/65 (Call 05/15/65)	96	117,880
4.50%, 09/10/48 (Call 03/10/48)	450	589,468
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	197	208,530
2.35%, 05/16/22 (Call 04/16/22)	20	20,592
2.40%, 11/15/26 (Call 08/15/26)	340	368,971
2.45%, 10/01/22	480	499,459
2.50%, 04/01/23 (Call 03/01/23)	168	176,316
2.50%, 09/01/29 (Call 06/01/29)	32	34,630
2.80%, 11/15/24 (Call 09/15/24)	135	146,097
3.05%, 11/15/27 (Call 08/15/27)	324	361,856

Security	Par (000)	Value

Transportation (continued)
3.40%, 03/15/29 (Call 12/15/28)	$60	$68,869
3.40%, 11/15/46 (Call 05/15/46)	120	133,294
3.40%, 09/01/49 (Call 03/01/49)	79	90,676
3.63%, 10/01/42	70	79,644
3.75%, 11/15/47 (Call 05/15/47)	69	83,139
3.90%, 04/01/25 (Call 03/01/25)	20	22,716
4.25%, 03/15/49 (Call 09/15/48)	100	128,495
4.45%, 04/01/30 (Call 01/01/30)	170	211,393
4.88%, 11/15/40 (Call 05/15/40)	105	138,423
5.20%, 04/01/40 (Call 10/01/39)	500	682,630
5.30%, 04/01/50 (Call 10/01/49)	263	382,741
6.20%, 01/15/38	181	271,931
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(b)	100	104,302
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/22)(b)	100	102,947
XPO CNW Inc., 6.70%, 05/01/34	100	111,827
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(b)	95	96,379
6.25%, 05/01/25 (Call 05/01/22)(b)	190	201,892
6.50%, 06/15/22 (Call 11/30/20)(b)	188	188,607
6.75%, 08/15/24 (Call 08/15/21)(b)	150	158,640

		40,290,452

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	200	177,218
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(b)	35	34,945
3.50%, 11/01/27 (Call 07/01/27)(b)	57	50,355
3.88%, 05/01/23 (Call 04/01/23)(b)	385	385,054
4.13%, 08/01/25 (Call 06/01/25)(b)	162	155,936
4.38%, 01/30/24 (Call 12/30/23)(b)	200	201,418
4.88%, 10/01/25 (Call 07/01/25)(b)	200	197,414
CMBLEMTN 1 Ltd., 3.25%, 11/29/21(c)	200	203,508
DAE Funding LLC, 5.00%, 08/01/24 (Call 08/01/21)(c)	600	605,844
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(b)	65	64,100
6.75%, 03/15/22 (Call 03/15/21)(b)	195	193,731
9.75%, 08/01/27 (Call 08/01/23)(b)	80	85,149
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	95	102,420
3.25%, 09/15/26 (Call 06/15/26)	70	76,162
3.50%, 03/15/28 (Call 12/15/27)	65	71,248
3.85%, 03/30/27 (Call 12/30/26)	173	191,092
4.35%, 02/15/24 (Call 01/15/24)	125	137,146
4.55%, 11/07/28 (Call 08/07/28)	110	129,648
4.70%, 04/01/29 (Call 01/01/29)	60	71,947
5.20%, 03/15/44 (Call 09/15/43)	80	101,258
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)	35	36,472
2.70%, 11/01/24 (Call 10/01/24)(b)	85	90,222
3.35%, 11/01/29 (Call 08/01/29)(b)	16	17,079
3.38%, 02/01/22 (Call 12/01/21)(b)	229	235,884
3.40%, 11/15/26 (Call 08/15/26)(b)	302	331,668
3.45%, 07/01/24 (Call 06/01/24)(b)	300	324,906
3.90%, 02/01/24 (Call 01/01/24)(b)	205	222,942
4.13%, 08/01/23 (Call 07/01/23)(b)	5	5,426
4.20%, 04/01/27 (Call 01/01/27)(b)	105	118,010
4.25%, 01/17/23(b)	5	5,377
4.45%, 01/29/26 (Call 11/29/25)(b)	173	197,547

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
SMBC Aviation Capital Finance DAC, 4.13%, 07/15/23 (Call 06/15/23)(b)	$374	$396,878

		5,218,004

Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	115	125,544
2.95%, 09/01/27 (Call 06/01/27)	75	82,307
3.40%, 03/01/25 (Call 12/01/24)	55	60,459
3.45%, 06/01/29 (Call 03/01/29)	215	244,997
3.45%, 05/01/50 (Call 11/01/49)	20	22,620
3.75%, 09/01/28 (Call 06/01/28)	160	185,483
3.75%, 09/01/47 (Call 03/01/47)	149	173,534
3.85%, 03/01/24 (Call 12/01/23)	35	38,126
4.00%, 12/01/46 (Call 06/01/46)	15	18,013
4.15%, 06/01/49 (Call 12/01/48)	210	260,207
4.20%, 09/01/48 (Call 03/01/48)	75	92,977
4.30%, 12/01/42 (Call 06/01/42)	15	18,360
4.30%, 09/01/45 (Call 03/01/45)	190	234,363
6.59%, 10/15/37	50	76,966
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	40	42,226
3.57%, 05/01/29 (Call 02/01/29)	50	56,145
4.28%, 05/01/49 (Call 11/01/48)	108	130,216
Veolia Environnement SA, 6.75%, 06/01/38	50	70,161

		1,932,704

Total Corporate Bonds & Notes — 36.6% (Cost: $1,915,707,498)		2,022,785,633

Floating Rate Loan Interests

Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 2020 2nd Lien Term Loan, 1.00%, 11/01/25(a)(j)	USD 95	99,869

Foreign Government Obligations

Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(c)	400	310,696
8.25%, 05/09/28(c)	400	315,012
9.38%, 05/08/48(c)	600	459,378

		1,085,086

Argentina — 0.1%
Argentina Bonar Bonds
0.13%, 07/09/30(h)	5,521	1,959,077
0.13%, 07/09/35(h)	600	196,608
0.13%, 01/09/38(h)	350	116,296
0.13%, 07/09/41(h)	25	7,734
1.00%, 07/09/29	412	158,877
Argentine Republic Government International Bond
0.13%, 07/09/30 (Call 11/30/20)(h)	3,772	1,379,596
0.13%, 07/09/35 (Call 11/30/20)(h)	4,835	1,582,564
0.13%, 01/09/38 (Call 11/30/20)(d)(h)	2,813	1,048,409
0.13%, 07/09/41 (Call 11/30/20)(d)(h)	1,472	496,314
0.13%, 07/09/46 (Call 11/30/20)(h)	300	98,082
1.00%, 07/09/29 (Call 11/30/20)(d)	413	169,539
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(c)	250	186,110

Security	Par (000)	Value

Argentina (continued)
Provincia de Cordoba, 7.45%, 09/01/24(c)	$150	$78,090

		7,477,296

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(c)	200	211,240
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23(c)	200	208,384
6.95%, 03/18/30(c)	222	263,783

		683,407

Bahrain — 0.1%
Bahrain Government International Bond
5.45%, 09/16/32(c)	200	195,512
6.00%, 09/19/44(c)	200	186,662
6.13%, 08/01/23(c)	400	426,492
6.75%, 09/20/29(c)	200	216,208
7.00%, 10/12/28(c)	200	220,588
7.38%, 05/14/30(c)	500	553,910
7.50%, 09/20/47(c)	200	211,310
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(c)	800	837,064
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(c)	400	451,472
CBB International Sukuk Programme Co. SPC, 3.95%, 09/16/27(c)	400	398,084

		3,697,302

Belarus — 0.0%
Republic of Belarus International Bond
6.20%, 02/28/30(c)	200	188,960
7.63%, 06/29/27(c)	200	198,368
Republic of Belarus Ministry of Finance, 5.88%, 02/24/26(c)	200	191,400

		578,728

Belgium — 0.0%
Belgium Government International Bond, 2.88%, 09/18/24(c)	200	218,514

Belize — 0.0%
Belize Government International Bond (4.94% PIK), 4.94%, 02/20/34(c)(e)	102	47,358

Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30 (Call 05/20/30)(c)	50	51,216

Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(c)(d)	200	173,962

Brazil — 0.2%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(c)	200	221,380
Brazilian Government International Bond
2.88%, 06/06/25	600	606,828
3.88%, 06/12/30	600	607,566
4.25%, 01/07/25	550	595,716
4.50%, 05/30/29 (Call 02/28/29)	400	429,296
4.63%, 01/13/28 (Call 10/13/27)	650	704,041
4.75%, 01/14/50 (Call 07/14/49)	400	392,520
5.00%, 01/27/45	600	615,216
5.63%, 01/07/41	200	219,112
5.63%, 02/21/47	200	219,328
6.00%, 04/07/26	1,000	1,162,240
7.13%, 01/20/37	125	156,929

102	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
8.25%, 01/20/34	$387	$524,579
8.75%, 02/04/25	100	124,464
8.88%, 04/15/24	130	160,915
10.13%, 05/15/27	908	1,264,299

		8,004,429

Canada — 0.4%
Canada Government International Bond
1.63%, 01/22/25	1,100	1,153,009
2.00%, 11/15/22	865	896,270
CDP Financial Inc.
1.00%, 04/17/23(b)	500	507,200
2.75%, 03/07/22(b)	500	516,125
CPPIB Capital Inc., 2.75%, 11/02/27(b)	250	281,720
Export Development Canada
1.38%, 10/21/21	200	202,234
1.38%, 02/24/23	1,210	1,240,661
2.00%, 05/17/22	190	195,153
2.63%, 02/21/24	575	618,113
Hydro-Quebec
Series HH, 8.50%, 12/01/29	425	675,814
Series HK, 9.38%, 04/15/30	105	176,387
Series HQ, 9.50%, 11/15/30	8	13,796
Series IO, 8.05%, 07/07/24	85	107,353
Ontario Teachers’ Finance Trust, 2.13%, 09/19/22(b)	60	61,970
Province of Alberta Canada
1.88%, 11/13/24	1,063	1,117,192
2.05%, 08/17/26(b)	250	266,288
2.20%, 07/26/22	620	639,753
3.30%, 03/15/28	420	483,752
3.35%, 11/01/23	115	124,858
Province of British Columbia Canada
2.00%, 10/23/22	865	894,107
2.25%, 06/02/26	615	667,939
Province of Manitoba Canada
2.10%, 09/06/22	405	417,766
2.13%, 05/04/22	120	123,202
2.13%, 06/22/26	225	241,126
3.05%, 05/14/24	350	380,817
Province of New Brunswick Canada, 3.63%, 02/24/28	30	35,013
Province of Ontario Canada
1.75%, 01/24/23	1,000	1,030,600
2.00%, 10/02/29	500	533,140
2.20%, 10/03/22	270	279,590
2.25%, 05/18/22	680	700,080
2.30%, 06/15/26	163	176,363
2.40%, 02/08/22	315	323,332
2.45%, 06/29/22	370	382,939
2.50%, 04/27/26	748	816,113
2.55%, 04/25/22	120	123,948
3.05%, 01/29/24	470	509,090
3.20%, 05/16/24	370	405,065
3.40%, 10/17/23	55	59,824
Province of Quebec Canada
2.38%, 01/31/22	400	410,304
2.50%, 04/20/26	720	786,190
2.63%, 02/13/23	355	372,920
2.75%, 04/12/27	425	473,314
Series NN, 7.13%, 02/09/24	50	60,524
Series PD, 7.50%, 09/15/29	388	587,855
Series QO, 2.88%, 10/16/24	947	1,035,251

Security	Par (000)	Value

Canada (continued)
Series QX, 1.50%, 02/11/25	$35	$36,335

		21,140,395

Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	555	571,650
2.45%, 01/31/31 (Call 10/31/30)	800	831,272
2.55%, 01/27/32 (Call 10/27/31)	200	208,170
3.13%, 03/27/25	800	874,096
3.13%, 01/21/26	400	439,936
3.24%, 02/06/28 (Call 11/06/27)	600	665,904
3.50%, 01/25/50 (Call 07/25/49)	200	220,858
3.86%, 06/21/47	850	987,198

		4,799,084

China — 0.1%
China Government International Bond
0.40%, 10/21/23(b)	600	600,786
1.20%, 10/21/30(b)(d)	200	197,690
1.88%, 12/03/22(c)	400	412,108
2.13%, 12/03/29(c)	400	428,412
2.63%, 11/02/27(c)	200	218,292
3.25%, 10/19/23(c)	400	433,732
4.00%, 10/19/48(c)	400	528,964
Export-Import Bank of China (The)
2.63%, 03/14/22(c)	400	410,036
2.75%, 11/28/22(c)	200	207,972
2.88%, 04/26/26(c)	200	217,826
3.25%, 11/28/27(c)	200	219,574
3.63%, 07/31/24(c)	400	436,572

		4,311,964

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	600	615,012
3.00%, 01/30/30 (Call 10/30/29)	700	715,267
3.88%, 04/25/27 (Call 01/25/27)	1,000	1,079,810
4.00%, 02/26/24 (Call 11/26/23)	605	645,342
4.13%, 05/15/51 (Call 11/15/50)	400	418,752
4.50%, 01/28/26 (Call 10/28/25)	400	442,924
4.50%, 03/15/29 (Call 12/15/28)	200	224,440
5.00%, 06/15/45 (Call 12/15/44)	600	697,422
5.20%, 05/15/49 (Call 11/15/48)	600	722,502
5.63%, 02/26/44 (Call 08/26/43)	400	494,480
6.13%, 01/18/41	400	515,136
8.13%, 05/21/24	400	483,408
10.38%, 01/28/33	85	132,383

		7,186,878

Costa Rica — 0.0%
Costa Rica Government International Bond
5.63%, 04/30/43(c)	400	290,376
6.13%, 02/19/31(c)	400	334,508
7.00%, 04/04/44(c)	200	159,136
Instituto Costarricense de Electricidad, 6.95%, 11/10/21(c)	200	197,074

		981,094

Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(c)	400	441,752
6.00%, 01/26/24(c)	400	460,976

		902,728

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Denmark — 0.0%
Kommunekredit
2.25%, 11/16/22(c)	$500	$519,745
2.88%, 11/15/21(c)	1,000	1,026,970

		1,546,715

Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(c)	200	202,038
4.88%, 09/23/32(c)	201	205,014
5.50%, 01/27/25(c)	200	214,160
5.88%, 04/18/24(c)	400	424,144
5.88%, 01/30/60(c)	400	384,540
5.95%, 01/25/27(c)	600	656,316
6.00%, 07/19/28(c)	200	220,876
6.40%, 06/05/49(c)	150	152,758
6.50%, 02/15/48(c)	450	463,896
6.60%, 01/28/24(c)	100	109,643
6.85%, 01/27/45(c)	300	322,398
6.88%, 01/29/26(c)	300	339,816
7.45%, 04/30/44(c)	300	343,170

		4,038,769

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(b)(g)	194	88,304
0.50%, 07/31/30(b)(h)	766	509,244
0.50%, 07/31/35(b)(h)	1,659	917,070
0.50%, 07/31/40(b)(h)	628	312,952

		1,827,570

Egypt — 0.1%
Egypt Government International Bond
5.75%, 05/29/24(c)	600	616,158
5.88%, 06/11/25(c)	410	420,266
6.13%, 01/31/22(c)	400	411,500
6.59%, 02/21/28(c)	200	201,400
6.88%, 04/30/40(c)	100	93,633
7.05%, 01/15/32(c)	200	195,400
7.50%, 01/31/27(c)	600	637,224
7.60%, 03/01/29(c)	600	624,576
7.90%, 02/21/48(c)	200	189,726
8.50%, 01/31/47(c)	800	796,264
8.70%, 03/01/49(c)	400	402,792

		4,588,939

El Salvador — 0.0%
El Salvador Government International Bond
6.38%, 01/18/27(c)	100	81,872
7.12%, 01/20/50 (Call 07/06/49)(c)	200	150,916
7.65%, 06/15/35(c)	400	316,800
8.25%, 04/10/32(c)	250	208,877
8.63%, 02/28/29(c)	200	174,524

		932,989

Finland — 0.0%
Finnvera Oyj, 1.63%, 10/23/24(b)	39	40,720
Kuntarahoitus Oyj, 1.38%, 09/12/22(b)	500	510,110

		550,830

Gabon — 0.0%
Gabon Government International Bond
6.38%, 12/12/24(c)	200	191,030
6.63%, 02/06/31(c)	200	179,506

		370,536

Security	Par (000)	Value

Germany — 0.0%
FMS Wertmanagement
2.00%, 08/01/22	$355	$365,892
2.75%, 03/06/23	10	10,575
2.75%, 01/30/24	560	603,820
State of North Rhine-Westphalia Germany, 1.50%, 02/13/23(c)	500	513,370

		1,493,657

Ghana — 0.1%
Ghana Government International Bond
7.63%, 05/16/29(c)	400	371,040
7.88%, 02/11/35(c)	200	177,492
8.13%, 01/18/26(c)	400	403,412
8.13%, 03/26/32(c)	200	184,060
8.63%, 06/16/49(c)	400	351,228
8.95%, 03/26/51(c)	200	179,414
10.75%, 10/14/30(c)	300	367,665

		2,034,311

Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(c)	200	219,016
4.50%, 05/03/26(c)	200	218,202
5.38%, 04/24/32 (Call 01/24/32)(c)	300	353,160
5.75%, 06/06/22(c)	200	211,486
6.13%, 06/01/50 (Call 12/01/49)(c)	200	246,786

		1,248,650

Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(c)	200	224,658

Hong Kong — 0.0%
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(c)	200	218,148

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	660	757,376
5.75%, 11/22/23	502	575,960
7.63%, 03/29/41	160	285,090

		1,618,426

India — 0.0%
Export-Import Bank of India
3.38%, 08/05/26(c)	450	474,408
3.88%, 02/01/28(c)	400	422,560

		896,968

Indonesia — 0.3%
Indonesia Government International Bond
2.95%, 01/11/23	500	520,455
3.38%, 04/15/23(c)	200	211,544
3.50%, 01/11/28	200	218,494
3.50%, 02/14/50(d)	500	526,175
3.70%, 10/30/49	400	425,576
3.85%, 07/18/27(c)	600	671,064
4.10%, 04/24/28	200	226,982
4.13%, 01/15/25(c)	200	222,506
4.20%, 10/15/50	400	461,488
4.35%, 01/08/27(c)	200	228,896
4.35%, 01/11/48	600	693,852
4.45%, 04/15/70	300	353,373
4.63%, 04/15/43(c)	200	234,116
4.75%, 01/08/26(c)	600	694,350

104	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
4.75%, 02/11/29	$400	$475,044
5.25%, 01/08/47(c)	400	519,736
5.35%, 02/11/49	400	533,272
5.38%, 10/17/23(c)	400	450,532
5.95%, 01/08/46(c)	500	705,290
6.63%, 02/17/37(c)	200	278,802
6.75%, 01/15/44(c)	200	300,052
7.75%, 01/17/38(c)	420	647,590
8.50%, 10/12/35(c)	400	639,868
Perusahaan Penerbit SBSN Indonesia III
2.30%, 06/23/25(b)	600	622,776
3.40%, 03/29/22(c)	400	414,004
3.75%, 03/01/23(c)	200	212,762
3.90%, 08/20/24(c)	200	219,246
4.15%, 03/29/27(c)	800	897,816
4.35%, 09/10/24(c)	200	222,694
4.40%, 03/01/28(c)	400	456,208
4.45%, 02/20/29(c)	300	345,708
4.55%, 03/29/26(c)	200	228,492

		13,858,763

Iraq — 0.0%
Iraq International Bond
5.80%, 01/15/28 (Call 12/14/20)(c)	294	253,336
6.75%, 03/09/23(c)	200	186,022

		439,358

Israel — 0.1%
Israel Government AID Bond, 5.50%, 09/18/33	70	102,829
Israel Government International Bond
2.75%, 07/03/30	800	874,120
2.88%, 03/16/26	200	220,110
3.88%, 07/03/50	350	405,430
4.00%, 06/30/22	200	211,750
4.50%, 01/30/43	500	648,190
4.50%, 04/03/20	200	261,310
State of Israel
2.50%, 01/15/30	200	215,014
3.38%, 01/15/50	400	431,868
3.80%, 05/13/60(c)	800	919,472

		4,290,093

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	1,185	1,239,356
2.88%, 10/17/29	66	68,160
4.00%, 10/17/49	610	655,927
5.38%, 06/15/33	335	424,984
6.88%, 09/27/23	1,150	1,338,485

		3,726,912

Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 12/30/20)(c)(h)	83	81,030
6.13%, 06/15/33(c)	200	201,860
6.38%, 03/03/28(c)	200	210,076

		492,966

Jamaica — 0.0%
Jamaica Government International Bond
6.75%, 04/28/28	1,150	1,324,213
7.88%, 07/28/45	200	259,670

Security	Par (000)	Value

Jamaica (continued)
8.00%, 03/15/39	$100	$132,795

		1,716,678

Japan — 0.2%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	500	522,865
2.13%, 09/01/22(b)(d)	250	257,770
2.50%, 10/18/22(c)	200	207,800
3.13%, 09/06/23(b)	214	230,052
Japan Bank for International Cooperation
0.63%, 05/22/23	1,000	1,005,130
1.50%, 07/21/21	1	1,008
1.75%, 10/17/24	25	26,179
1.88%, 04/20/21	100	100,708
1.88%, 07/21/26	200	212,008
2.00%, 11/04/21	20	20,331
2.00%, 10/17/29	215	230,289
2.13%, 02/10/25	200	212,244
2.25%, 11/04/26	1,208	1,308,131
2.38%, 07/21/22	275	284,391
2.38%, 11/16/22	10	10,405
2.38%, 04/20/26	250	271,427
2.50%, 05/23/24	500	534,870
2.50%, 05/28/25	1,000	1,081,600
2.75%, 11/16/27	200	223,826
2.88%, 06/01/27	595	667,584
3.00%, 05/29/24	250	271,870
3.25%, 07/20/23	400	430,424
3.25%, 07/20/28	85	99,007
3.38%, 10/31/23	500	543,035
3.50%, 10/31/28	474	563,757

		9,316,711

Jersey — 0.0%
IDB Trust Services Ltd.
2.26%, 09/26/22(c)	605	623,555
3.10%, 03/15/23(c)	300	316,284
3.39%, 09/26/23(c)	200	215,370

		1,155,209

Jordan — 0.0%
Hashemite Kingdom of Jordan Government AID Bond, 2.58%, 06/30/22	200	207,846
Jordan Government International Bond
4.95%, 07/07/25(b)	600	609,696
5.75%, 01/31/27(c)	400	412,304
6.13%, 01/29/26(c)	400	420,004

		1,649,850

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(c)	400	438,112
4.88%, 10/14/44(c)	200	265,754
5.13%, 07/21/25(c)	600	697,020
6.50%, 07/21/45(c)	200	315,330

		1,716,216

Kenya — 0.0%
Kenya Government International Bond
7.00%, 05/22/27(c)	200	208,000
8.00%, 05/22/32(c)	400	420,280
8.25%, 02/28/48(c)	400	408,760

		1,037,040

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kuwait — 0.0%
Kuwait International Government Bond
2.75%, 03/20/22(c)	$600	$615,804
3.50%, 03/20/27(c)	800	904,392

		1,520,196

Lebanon — 0.0%
Lebanon Government International Bond
6.00%, 01/27/23(c)(i)	250	35,950
6.20%, 02/26/25(c)(i)(k)	200	28,810
6.40%, 05/26/23(i)	50	7,208
6.60%, 11/27/26(c)(i)	250	36,462
6.65%, 04/22/24(c)(i)	300	42,957
6.65%, 11/03/28(c)(i)	50	7,140
6.65%, 02/26/30(c)(i)	200	28,396
6.75%, 11/29/27(c)(i)	25	3,592
6.85%, 05/25/29(i)	50	7,111
7.00%, 03/23/32(c)(i)	100	14,292
7.25%, 03/23/37(c)(i)	315	45,505

		257,423

Lithuania — 0.0%
Lithuania Government International Bond, 6.63%, 02/01/22(c)	200	215,426

Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(c)	400	434,928
Malaysia Sukuk Global Bhd
3.18%, 04/27/26(c)(d)	1,150	1,276,396
4.08%, 04/27/46(c)	250	319,660

		2,030,984

Mexico — 0.3%
Mexico Government International Bond
3.25%, 04/16/30 (Call 01/16/30)	900	929,646
3.60%, 01/30/25	200	215,662
3.63%, 03/15/22	950	986,736
3.75%, 01/11/28	200	216,204
3.90%, 04/27/25 (Call 03/27/25)	626	683,623
4.00%, 10/02/23	844	917,842
4.13%, 01/21/26	600	667,530
4.15%, 03/28/27	1,065	1,186,484
4.35%, 01/15/47	1,200	1,263,564
4.50%, 04/22/29	200	225,898
4.50%, 01/31/50 (Call 07/31/49)	400	432,032
4.60%, 02/10/48	300	324,654
4.75%, 04/27/32 (Call 01/27/32)	700	800,478
4.75%, 03/08/44	1,320	1,459,894
5.00%, 04/27/51 (Call 10/27/50)	900	1,028,583
5.55%, 01/21/45	650	794,261
5.75%, 10/12/10	200	232,688
6.05%, 01/11/40	230	289,653
6.75%, 09/27/34	100	134,134
7.50%, 04/08/33	165	227,941
8.30%, 08/15/31	200	289,190

		13,306,697

Mongolia — 0.0%
Mongolia Government International Bond
5.63%, 05/01/23(c)	300	312,243
8.75%, 03/09/24(c)	200	228,196

		540,439

Security	Par (000)	Value

Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(c)	$1,200	$1,256,556

Mozambique — 0.0%
Mozambique International Bond, 5.00%, 09/15/31(c)	200	164,824

Nigeria — 0.0%
Nigeria Government International Bond
6.50%, 11/28/27(c)	200	193,954
7.14%, 02/23/30(c)	300	289,701
7.63%, 11/21/25(c)	200	210,054
7.63%, 11/28/47(c)	400	364,776
7.70%, 02/23/38(c)	200	184,290
7.88%, 02/16/32(c)	400	387,908
8.75%, 01/21/31(c)	200	207,562

		1,838,245

Norway — 0.0%
Kommunalbanken AS
2.13%, 02/11/25(b)	1,000	1,067,760
3.13%, 10/18/21(b)	500	513,640

		1,581,400

Oman — 0.1%
Oman Government International Bond
3.88%, 03/08/22(c)	200	197,252
4.13%, 01/17/23(c)	200	196,500
4.75%, 06/15/26(c)	400	366,020
4.88%, 02/01/25(c)	200	192,484
5.38%, 03/08/27(c)	200	183,404
5.63%, 01/17/28(c)	200	182,996
6.00%, 08/01/29(c)	600	548,784
6.50%, 03/08/47(c)	650	525,967
6.75%, 01/17/48(c)	400	327,264
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(c)	400	400,584
5.93%, 10/31/25(c)	500	526,520

		3,647,775

Pakistan — 0.0%
Pakistan Government International Bond
6.88%, 12/05/27(c)	200	195,680
8.25%, 09/30/25(c)	400	419,972

		615,652

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	200	218,304
3.75%, 03/16/25 (Call 12/16/24)	400	438,628
3.75%, 04/17/26(c)	250	270,005
3.87%, 07/23/60 (Call 01/23/60)	200	225,560
3.88%, 03/17/28 (Call 12/17/27)	650	736,561
4.00%, 09/22/24 (Call 06/24/24)	400	438,888
4.50%, 04/16/50 (Call 10/16/49)	400	492,980
4.50%, 04/01/56 (Call 10/01/55)	800	987,560
6.70%, 01/26/36	685	988,503
7.13%, 01/29/26	364	460,631
8.88%, 09/30/27	150	214,932
9.38%, 04/01/29	300	460,659

		5,933,211

Paraguay — 0.0%
Paraguay Government International Bond 4.95%, 04/28/31 (Call 01/28/31)(c)	200	233,890

106	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paraguay (continued)
5.60%, 03/13/48(c)	$200	$246,216
6.10%, 08/11/44(c)	400	516,368

		996,474

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	300	315,018
2.78%, 01/23/31 (Call 10/23/30)	240	259,416
2.84%, 06/20/30	100	108,968
4.13%, 08/25/27	800	929,736
5.63%, 11/18/50	500	797,040
6.55%, 03/14/37	265	400,802
7.35%, 07/21/25	1,245	1,590,226
8.75%, 11/21/33	380	640,646

		5,041,852

Philippines — 0.1%
Philippine Government International Bond
2.46%, 05/05/30	400	427,308
2.95%, 05/05/45	600	630,384
3.00%, 02/01/28	200	219,420
3.70%, 03/01/41	200	228,890
3.70%, 02/02/42	1,300	1,493,141
3.75%, 01/14/29	500	578,755
3.95%, 01/20/40	200	235,154
5.00%, 01/13/37	400	520,960
6.38%, 01/15/32	200	281,650
6.38%, 10/23/34	225	325,206
7.50%, 09/25/24(d)	300	359,646
7.75%, 01/14/31	338	511,908
9.50%, 02/02/30	100	163,810
10.63%, 03/16/25	80	113,579

		6,089,811

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	50	53,025
3.25%, 04/06/26	635	716,667
4.00%, 01/22/24	666	741,931
5.00%, 03/23/22	600	639,966

		2,151,589

Qatar — 0.2%
Qatar Government International Bond
3.25%, 06/02/26(c)	200	220,886
3.38%, 03/14/24(c)	400	431,052
3.40%, 04/16/25(c)	400	438,844
3.75%, 04/16/30(c)	600	696,162
3.88%, 04/23/23(c)	800	858,224
4.00%, 03/14/29(c)	800	937,112
4.40%, 04/16/50(c)	800	1,020,328
4.50%, 01/20/22(b)	200	209,018
4.50%, 04/23/28(c)	650	779,077
4.63%, 06/02/46(c)	1,300	1,703,091
4.82%, 03/14/49(c)	1,300	1,733,355
5.10%, 04/23/48(c)	850	1,174,335
6.40%, 01/20/40(b)	100	154,103
9.75%, 06/15/30(b)	134	225,085
SoQ Sukuk A QSC, 3.24%, 01/18/23(c)	600	632,016

		11,212,688

Romania — 0.1%
Romanian Government International Bond 4.00%, 02/14/51(c)	600	610,134

Security	Par (000)	Value

Romania (continued)
4.38%, 08/22/23(c)	$400	$435,716
4.88%, 01/22/24(c)	400	444,188
6.13%, 01/22/44(c)	250	336,165
6.75%, 02/07/22(c)	300	322,497

		2,148,700

Russia — 0.2%
Russian Foreign Bond-Eurobond
1.00%, 03/31/30(c)(h)	128	146,714
4.25%, 06/23/27(c)	200	224,848
4.38%, 03/21/29(c)	600	685,920
4.50%, 04/04/22(c)	600	628,092
4.75%, 05/27/26(c)	1,000	1,142,990
4.88%, 09/16/23(c)	1,200	1,314,480
5.10%, 03/28/35(c)	800	972,384
5.25%, 06/23/47(c)	1,200	1,574,832
5.63%, 04/04/42(c)	600	790,458
5.88%, 09/16/43(c)	200	272,960
7.50%, 03/31/30(c)(h)	80	92,430
12.75%, 06/24/28(c)	600	1,023,294

		8,869,402

Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.89%, 04/20/22(c)	400	411,856
2.97%, 10/29/29(c)	300	320,154
3.63%, 04/20/27(c)	1,200	1,332,492
4.30%, 01/19/29(c)	400	467,008
Saudi Government International Bond
2.38%, 10/26/21(c)	600	608,994
2.50%, 02/03/27(c)	1,100	1,152,712
2.88%, 03/04/23(c)	800	835,224
2.90%, 10/22/25(c)	600	641,334
3.25%, 10/26/26(c)	1,000	1,089,100
3.25%, 10/22/30(c)	500	544,845
3.63%, 03/04/28(c)	850	943,084
4.00%, 04/17/25(c)	850	943,135
4.38%, 04/16/29(c)	400	470,320
4.50%, 04/17/30(c)	500	598,540
4.50%, 10/26/46(c)	1,350	1,600,978
4.50%, 04/22/60(c)	800	972,512
4.63%, 10/04/47(c)	510	616,712
5.00%, 04/17/49(c)	600	766,242
5.25%, 01/16/50(c)	1,000	1,323,510

		15,638,752

Senegal — 0.0%
Senegal Government International Bond
6.25%, 05/23/33(c)	200	203,382
6.75%, 03/13/48(c)	200	195,466

		398,848

South Africa — 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,000	970,370
4.67%, 01/17/24	300	312,426
4.85%, 09/27/27	200	203,484
4.85%, 09/30/29	400	396,488
4.88%, 04/14/26	200	207,424
5.38%, 07/24/44	200	177,142
5.65%, 09/27/47	200	180,388
5.75%, 09/30/49	600	541,374
5.88%, 09/16/25	400	436,740

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
5.88%, 06/22/30	$200	$211,240
6.25%, 03/08/41	153	150,872
6.30%, 06/22/48	200	192,168

		3,980,116

South Korea — 0.1%
Export-Import Bank of Korea
1.42%, 04/27/23, (3 mo. LIBOR US + 1.200%)(a)(c)	600	611,286
2.38%, 06/25/24	400	421,620
2.75%, 01/25/22	200	205,472
2.88%, 01/21/25	400	433,024
3.25%, 11/10/25	400	446,488
3.25%, 08/12/26	600	676,722
Korea International Bond
2.75%, 01/19/27	200	218,236
3.50%, 09/20/28	400	466,704
3.88%, 09/11/23	200	218,818
3.88%, 09/20/48	400	534,844
4.13%, 06/10/44	250	335,640

		4,568,854

Sri Lanka — 0.0%
Sri Lanka Government International Bond
5.75%, 04/18/23(c)	200	115,096
6.13%, 06/03/25(c)	200	111,940
6.20%, 05/11/27(c)	200	108,010
6.75%, 04/18/28(c)	200	107,944
6.83%, 07/18/26(c)	400	219,500
6.85%, 03/14/24(c)	200	114,282
6.85%, 11/03/25(c)	200	112,068
7.55%, 03/28/30(c)	400	219,020
7.85%, 03/14/29(c)	200	108,954

		1,216,814

Supranational — 1.0%
Africa Finance Corp., 4.38%, 04/17/26(c)	265	284,348
African Development Bank
0.75%, 04/03/23	50	50,579
2.13%, 11/16/22	280	290,632
3.00%, 09/20/23	1,000	1,077,350
African Export-Import Bank (The), 4.13%, 06/20/24(c)	250	262,117
Asian Development Bank
0.63%, 04/07/22	2,000	2,011,440
0.75%, 10/08/30	35	34,129
1.50%, 10/18/24	61	63,678
1.75%, 09/13/22	1,364	1,402,328
1.75%, 08/14/26	515	548,145
1.75%, 09/19/29	6	6,391
1.88%, 02/18/22	375	382,999
1.88%, 01/24/30	580	624,915
2.00%, 02/16/22(d)	940	961,470
2.00%, 01/22/25	435	462,849
2.00%, 04/24/26	193	207,714
2.38%, 08/10/27	150	165,796
2.50%, 11/02/27	700	781,179
2.63%, 01/30/24	415	445,668
2.63%, 01/12/27	419	467,248
2.75%, 03/17/23	469	496,427
2.75%, 01/19/28	202	229,468
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	50	49,923
2.25%, 05/16/24	725	773,002

Security	Par (000)	Value

Supranational (continued)
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	$200	$214,058
Corp. Andina de Fomento, 4.38%, 06/15/22	100	105,429
Council of Europe Development Bank, 2.63%, 02/13/23	200	210,628
European Bank for Reconstruction & Development
1.50%, 11/02/21	1,000	1,012,730
1.63%, 09/27/24	565	592,685
1.88%, 02/23/22	185	188,961
2.75%, 03/07/23	100	105,758
European Investment Bank
0.00%, 11/06/26(g)	150	143,568
0.75%, 09/23/30	35	34,146
1.38%, 09/06/22	1,000	1,021,090
1.38%, 05/15/23	522	536,752
1.63%, 03/14/25	1,000	1,050,580
1.63%, 10/09/29	115	121,637
1.88%, 02/10/25	816	865,605
2.00%, 12/15/22	210	217,871
2.13%, 10/15/21	120	122,188
2.13%, 04/13/26	125	135,589
2.25%, 03/15/22	166	170,616
2.25%, 08/15/22	771	798,771
2.38%, 06/15/22	385	398,394
2.38%, 05/24/27(d)	430	475,580
2.50%, 03/15/23	336	353,771
2.63%, 05/20/22	2,095	2,172,934
2.63%, 03/15/24	245	263,919
2.88%, 12/15/21	1,087	1,119,306
2.88%, 08/15/23	1,720	1,844,046
3.25%, 01/29/24	1,482	1,622,553
4.88%, 02/15/36	325	478,780
Inter-American Development Bank
0.50%, 05/24/23	2,000	2,011,340
1.75%, 04/14/22	603	616,369
1.75%, 09/14/22	562	577,978
1.75%, 03/14/25	1,065	1,122,915
2.00%, 06/02/26	455	489,225
2.00%, 07/23/26	40	43,054
2.13%, 01/15/25	766	818,249
2.25%, 06/18/29	28	30,964
2.38%, 07/07/27	450	496,521
2.50%, 01/18/23	851	892,733
2.63%, 01/16/24	641	687,626
3.00%, 10/04/23	854	921,030
3.00%, 02/21/24	490	532,566
3.13%, 09/18/28	576	675,268
3.88%, 10/28/41	80	109,588
4.38%, 01/24/44	420	623,944
International Bank for Reconstruction & Development
0.63%, 04/22/25	2,000	2,012,140
0.75%, 08/26/30	35	34,093
0.88%, 05/14/30	85	83,982
1.63%, 02/10/22	1,360	1,384,262
1.63%, 01/15/25	1,016	1,065,032
1.75%, 04/19/23	116	120,183
1.75%, 10/23/29	406	433,113
1.88%, 06/19/23	2,057	2,143,147
1.88%, 10/27/26	850	911,931
2.00%, 01/26/22	200	204,386
2.13%, 07/01/22	1,005	1,036,708

108	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.13%, 02/13/23(d)	$275	$286,649
2.13%, 03/03/25	230	246,286
2.50%, 03/19/24	17	18,240
2.50%, 11/25/24	1,101	1,194,519
2.50%, 07/29/25	475	519,146
2.50%, 11/22/27	221	246,950
3.00%, 09/27/23	599	645,800
4.75%, 02/15/35	225	322,492
7.63%, 01/19/23	620	720,273
International Finance Corp.
1.38%, 10/16/24	1,000	1,038,960
2.00%, 10/24/22	188	194,580
2.13%, 04/07/26	432	467,865
Nordic Investment Bank
0.38%, 05/19/23	1,000	1,002,440
2.13%, 02/01/22	255	261,008

		55,701,295

Sweden — 0.1%
Kommuninvest I Sverige AB
0.50%, 02/02/22(b)	1,000	1,002,980
2.63%, 09/15/22(b)	250	260,982
Svensk Exportkredit AB
1.63%, 11/14/22	500	513,220
2.00%, 08/30/22	15	15,460
2.38%, 03/09/22	210	215,853
2.88%, 03/14/23	1,450	1,535,579
3.13%, 11/08/21	1,000	1,028,940
Sweden Government International Bond, 2.50%, 02/28/22(b)(d)	1,652	1,701,593

		6,274,607

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(c)(d)	400	418,272
4.50%, 06/26/30 (Call 03/31/30)(c)	200	201,986

		620,258

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(c)	200	169,000

Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(c)	200	189,228
5.80%, 02/21/22(c)	756	755,924
Turkey Government International Bond
3.25%, 03/23/23	200	188,872
4.25%, 03/13/25	400	364,808
4.25%, 04/14/26	200	177,938
4.88%, 10/09/26	400	361,172
4.88%, 04/16/43	650	474,494
5.13%, 03/25/22	200	198,772
5.13%, 02/17/28	200	177,822
5.25%, 03/13/30	800	697,032
5.60%, 11/14/24	600	576,612
5.75%, 03/22/24	800	777,880
5.75%, 05/11/47	600	466,134
6.00%, 03/25/27	800	755,584
6.00%, 01/14/41	650	526,636
6.13%, 10/24/28	400	373,264
6.25%, 09/26/22	600	602,292

Security	Par (000)	Value

Turkey (continued)
6.35%, 08/10/24	$200	$196,950
6.38%, 10/14/25	600	586,734
6.63%, 02/17/45	450	386,330
6.75%, 05/30/40	350	310,079
6.88%, 03/17/36	331	304,768
7.25%, 12/23/23	800	816,992
7.25%, 03/05/38	250	236,468
7.38%, 02/05/25	220	224,921
7.63%, 04/26/29	600	604,458
8.00%, 02/14/34(d)	150	154,128
11.88%, 01/15/30(d)	100	128,972
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23(c)	200	189,354
8.25%, 01/24/24(c)	400	404,820

		12,209,438

Ukraine — 0.1%
Ukraine Government International Bond
7.25%, 03/15/33(b)	409	385,012
7.38%, 09/25/32(c)	600	576,042
7.75%, 09/01/22(c)	200	208,498
7.75%, 09/01/23(c)	400	416,236
7.75%, 09/01/24(c)	221	229,177
7.75%, 09/01/25(c)	200	204,864
7.75%, 09/01/26(c)	403	408,695
7.75%, 09/01/27(c)	200	201,852
8.99%, 02/01/24(c)	200	213,538
9.75%, 11/01/28(c)	200	218,386
Ukreximbank Via Biz Finance PLC, 9.75%, 01/22/25(c)	200	205,178

		3,267,478

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
0.75%, 09/02/23(c)	600	600,018
2.13%, 09/30/24(c)	600	626,310
2.50%, 10/11/22(c)	200	207,110
2.50%, 09/30/29(c)	900	957,870
2.70%, 09/02/70(c)	400	365,156
3.13%, 05/03/26(c)	1,400	1,540,280
3.13%, 10/11/27(c)	400	444,716
3.13%, 04/16/30(c)	1,000	1,114,060
3.13%, 09/30/49(c)	800	842,824
3.88%, 04/16/50(c)	900	1,070,172
4.13%, 10/11/47(c)	200	245,890
Dubai DOF Sukuk Ltd., 3.88%, 01/30/23(c)	200	209,984
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(c)	200	227,868
Finance Department Government of Sharjah, 4.00%, 07/28/50(c)	200	199,266
RAK Capital, 3.09%, 03/31/25(c)	400	423,660
Sharjah Sukuk Ltd., 3.76%, 09/17/24(c)	200	214,862
Sharjah Sukuk Program Ltd.
3.23%, 10/23/29(c)	200	208,018
3.85%, 04/03/26(c)	200	216,658
4.23%, 03/14/28(c)	200	222,464

		9,937,186

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	350	416,535
4.38%, 10/27/27	500	583,800
4.38%, 01/23/31 (Call 10/23/30)	500	603,850

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
4.50%, 08/14/24(d)	$480	$525,470
4.98%, 04/20/55	610	807,402
5.10%, 06/18/50	770	1,029,067
7.63%, 03/21/36	200	311,434
8.00%, 11/18/22	234	251,936

		4,529,494

Venezuela — 0.0%
Venezuela Government International Bond
7.65%, 04/21/25(c)(i)	350	31,832
9.00%, 05/07/23(c)(i)	100	9,056
9.25%, 09/15/27(i)	365	34,263
9.38%, 01/13/34(i)	100	9,329
11.75%, 10/21/26(c)(i)	200	18,946
11.95%, 08/05/31(c)(i)	200	18,574
12.75%, 08/23/22(c)(i)	75	6,927

		128,927

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(c)	400	448,232

Zambia — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(c)	200	88,304
8.97%, 07/30/27(c)	200	84,954

		173,258

Total Foreign Government Obligations — 5.6% (Cost: $301,510,036)		311,012,304

Municipal Debt Obligations

California — 0.2%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	390	637,264
Series S-1, 7.04%, 04/01/50	150	260,748
Series S-3, 6.91%, 10/01/50	100	177,190
California State University RB
Class B, 2.98%, 11/01/51 (Call 05/01/51)	205	211,193
Series E, 2.90%, 11/01/51 (Call 11/01/30)	100	98,577
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	50	83,939
Foothill-Eastern Transportation Corridor Agency RB, 4.09%, 01/15/49 (Call 01/15/30)	100	104,288
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49(d)	135	241,080
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 6.60%, 07/01/50	115	202,387
Series D, 6.57%, 07/01/45	100	164,322
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	175	235,891
5.76%, 07/01/29	400	504,652
Series RY, 6.76%, 07/01/34	100	144,560
Regents of the University of California Medical Center Pooled RB
3.26%, 05/15/60 (Call 11/15/59)	185	187,882
3.71%, 05/15/20 (Call 11/15/19)(d)	100	99,103
Regents of the University of California Medical Center Pooled RB BAB, Series H, 6.55%, 05/15/48	50	77,494

Security	Par (000)	Value

California (continued)
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	$160	$250,597
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	150	231,618
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	200	256,220
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	80	82,070
State of California GO
3.38%, 04/01/25	200	223,174
3.50%, 04/01/28	315	362,934
4.60%, 04/01/38 (Call 04/01/28)	125	147,505
Series A, 2.37%, 04/01/22	100	103,071
State of California GO BAB
7.30%, 10/01/39	420	680,089
7.50%, 04/01/34	450	731,484
7.55%, 04/01/39	355	610,870
7.60%, 11/01/40	100	176,502
7.63%, 03/01/40	700	1,194,949
University of California RB
Series AJ, 4.60%, 05/15/31	100	119,110
Series AQ, 4.77%, 05/15/15	500	659,255
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	50	54,468
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	220	212,544
University of California RB BAB, 5.77%, 05/15/43	100	140,635

		9,667,665

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	190	261,191
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	50	61,183

		322,374

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	60	62,778
Series A, 4.81%, 10/01/14	100	140,569

		203,347

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	60	64,406
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	167	168,440
2.15%, 07/01/30	175	175,193

		408,039

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	98	141,972
Project M, Series 2010-A, 6.66%, 04/01/57	149	218,865
Project P, Series 2010-A, 7.06%, 04/01/57	25	35,486

		396,323

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	80	94,233
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	100	144,195
Chicago Transit Authority RB
Series A, 6.90%, 12/01/40	250	349,265
Series B, 6.90%, 12/01/40	170	237,555
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	180	256,194

110	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois GO
4.95%, 06/01/23(d)	$35	$36,626
5.10%, 06/01/33(d)	1,650	1,655,032
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	56,745

		2,829,845

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	70	70,057
2.66%, 09/01/39	100	107,633
2.81%, 09/01/43	100	104,570
2.90%, 09/01/49	150	163,636
Series E, 5.46%, 12/01/39	145	201,457
Massachusetts School Building Authority RB, 3.40%, 10/15/40 (Call 10/15/29)	65	66,735

		714,088

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	103,615
Michigan Finance Authority RB, 3.38%, 12/01/40	55	58,906
University of Michigan RB, 2.44%, 04/01/40 (Call 10/01/39)	238	238,157

		400,678

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	225	273,256

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Class A, 3.04%, 10/01/49	50	52,125

New Jersey — 0.0%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	350	428,529
Series B, 0.00%, 02/15/22(g)	100	98,803
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	135	217,046
Series F, 7.41%, 01/01/40	555	911,177
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	45	42,885
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	200	250,130
Series C, 5.75%, 12/15/28	50	56,408
Rutgers The State University of New Jersey RB, 3.27%, 05/01/43	200	203,496

		2,208,474

New York — 0.1%
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	135	168,446
Series C-1, 5.52%, 10/01/37	100	139,591
Series F1, 6.27%, 12/01/37	250	368,758
Metropolitan Transportation Authority RB BAB 7.34%, 11/15/39	250	381,812
Series 2010-A, 6.67%, 11/15/39	150	180,564
Series A, 5.87%, 11/15/39	100	109,323
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	200	266,034
Series C-2, 5.77%, 08/01/36	40	52,138
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	275	404,291

Security	Par (000)	Value

New York (continued)
5.72%, 06/15/42	$250	$375,760
5.88%, 06/15/44	115	178,449
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	150	156,357
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	140	189,095
Series F, 5.63%, 03/15/39	50	65,207
New York State Thruway Authority RB Class M, 2.90%, 01/01/35	100	106,507
Series M, 3.50%, 01/01/42 (Call 01/01/30)	100	105,887
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33 (Call 09/15/28)	250	279,568
Port Authority of New York & New Jersey RB
Series 165, 5.65%, 11/01/40	255	347,879
Series 168, 4.93%, 10/01/51	275	358,925
Series 174, 4.46%, 10/01/62	400	484,960
Series 181, 4.96%, 08/01/46	100	127,417
Series 192, 4.81%, 10/15/65	145	185,571

		5,032,539

Ohio — 0.0%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	250	440,042
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	100	126,029
Ohio State University (The) RB, Series A, 3.80%, 12/01/46	150	180,237
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	175	239,334
Ohio Turnpike & Infrastructure Commission RB, Class A, 3.22%, 02/15/48 (Call 02/15/30)	50	51,346
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	50	60,408

		1,097,396

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	100	121,385
Series B, 5.68%, 06/30/28 (NPFGC)	100	124,195
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	200	284,786
State of Oregon GO, 5.89%, 06/01/27	340	426,724

		957,090

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	250	280,360

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	200	290,894
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(d)	275	381,618
Series B, 6.00%, 12/01/44	50	74,418
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	50	71,357
Dallas/Fort Worth International Airport RB
Class C, 2.92%, 11/01/50	100	95,710
Class A, 3.14%, 11/01/45	125	125,575
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	245	247,489

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	$200	$338,478
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	100	107,949
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	120	139,900
State of Texas GO BAB, 5.52%, 04/01/39	265	385,583
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	150	158,511
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	500	623,390
Texas Transportation Commission State Highway Fund RB BAB, Series B, First Class, 5.18%, 04/01/30	265	337,978
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	95	95,751
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	155	205,277

		3,679,878

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	100	108,779

Virginia — 0.0%
University of Virginia, 2.26%, 09/01/50 (Call 03/01/50)	120	113,177
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	50	60,148

		173,325

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	30	42,167
State of Washington GO BAB, Series F, 5.14%, 08/01/40	100	142,227

		184,394

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	20	22,890
Series C, 3.15%, 05/01/27	250	277,167

		300,057

Total Municipal Debt Obligations — 0.5% (Cost: $27,222,699)		29,290,032

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 24.4%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	32	33,259
2.50%, 08/01/31	315	331,216
2.50%, 10/01/31	621	649,190
2.50%, 12/01/31	356	372,463
2.50%, 02/01/32	659	691,818
2.50%, 01/01/33	1,214	1,285,172
3.00%, 05/01/29	29	30,293
3.00%, 05/01/30	69	72,668
3.00%, 06/01/30	36	37,926
3.00%, 07/01/30	82	86,910
3.00%, 12/01/30	844	890,917
3.00%, 02/01/31	26	27,239
3.00%, 05/01/31	28	29,312
3.00%, 06/01/31	18	19,198
3.00%, 03/01/46	4,466	4,708,499
3.00%, 07/01/46	249	262,273

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/01/46	$1,825	$1,924,280
3.00%, 09/01/46	1,238	1,314,069
3.00%, 10/01/46	2,137	2,283,893
3.00%, 11/01/46	1,701	1,793,890
3.00%, 12/01/46	6,826	7,203,280
3.00%, 01/01/47	1,222	1,288,757
3.00%, 02/01/47	2,784	2,935,459
3.00%, 05/01/47	623	670,178
3.00%, 06/01/47	1,666	1,787,779
3.00%, 08/01/47	250	263,487
3.00%, 09/01/47	1,000	1,056,672
3.00%, 10/01/47	643	677,370
3.50%, 05/01/32	98	106,285
3.50%, 09/01/32	78	83,995
3.50%, 07/01/33	318	335,837
3.50%, 06/01/34	1,504	1,588,529
3.50%, 03/01/38	812	864,287
3.50%, 09/01/38	10	10,479
3.50%, 10/01/42	1,250	1,358,151
3.50%, 04/01/43	30	32,495
3.50%, 07/01/43	36	39,196
3.50%, 01/01/44	93	101,390
3.50%, 09/01/44	188	204,101
3.50%, 10/01/44	1,158	1,247,825
3.50%, 12/01/45	215	236,125
3.50%, 01/01/46	25	27,195
3.50%, 03/01/46	5,742	6,334,411
3.50%, 05/01/46	170	186,249
3.50%, 07/01/46	226	240,773
3.50%, 08/01/46	294	313,694
3.50%, 09/01/46	127	137,941
3.50%, 11/01/46	56	59,779
3.50%, 12/01/46	2,612	2,809,177
3.50%, 01/01/47	659	699,834
3.50%, 02/01/47	806	856,713
3.50%, 03/01/47	153	162,213
3.50%, 04/01/47	150	160,299
3.50%, 05/01/47	182	195,599
3.50%, 07/01/47	1,383	1,466,846
3.50%, 08/01/47	63	67,448
3.50%, 09/01/47	2,834	3,038,078
3.50%, 12/01/47	64	68,356
3.50%, 01/01/48	1,106	1,226,164
3.50%, 02/01/48	2,792	2,948,010
3.50%, 03/01/48	1,979	2,098,180
3.50%, 05/01/48	1,322	1,401,520
3.50%, 04/01/49	1,997	2,162,558
3.50%, 05/01/49	397	429,624
3.50%, 06/01/49	695	752,228
4.00%, 05/01/33	231	245,166
4.00%, 08/01/42	171	189,535
4.00%, 07/01/44	39	42,787
4.00%, 02/01/45	182	206,741
4.00%, 06/01/45	17	18,465
4.00%, 08/01/45	110	120,108
4.00%, 09/01/45	1,126	1,228,119
4.00%, 01/01/46	224	244,309
4.00%, 03/01/46	9	9,331
4.00%, 05/01/46	21	22,981
4.00%, 07/01/46	411	450,949

112	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/01/46	$267	$291,406
4.00%, 11/01/46	641	696,493
4.00%, 02/01/47	378	409,849
4.00%, 10/01/47	110	117,660
4.00%, 11/01/47	12	12,430
4.00%, 01/01/48	683	733,974
4.00%, 02/01/48	1,176	1,267,191
4.00%, 06/01/48	984	1,081,557
4.00%, 07/01/48	1,307	1,397,015
4.00%, 08/01/48	471	503,673
4.00%, 09/01/48	350	374,036
4.00%, 12/01/48	965	1,045,785
4.00%, 01/01/49	903	966,777
4.50%, 02/01/41	116	130,556
4.50%, 05/01/42	134	150,729
4.50%, 01/01/45	90	100,755
4.50%, 01/01/46	121	135,192
4.50%, 04/01/46	19	21,099
4.50%, 05/01/46	14	15,621
4.50%, 07/01/46	7	7,308
4.50%, 09/01/46	1,243	1,390,889
4.50%, 05/01/47	113	123,259
4.50%, 06/01/47	57	61,562
4.50%, 05/01/48	942	1,018,210
4.50%, 06/01/48	431	467,459
4.50%, 07/01/48	347	377,233
4.50%, 10/01/48	1,784	1,978,185
4.50%, 12/01/48	768	832,849
4.50%, 01/01/49	895	970,528
5.00%, 04/01/33	512	585,239
5.00%, 09/01/47	38	41,744
5.00%, 03/01/48	226	247,894
5.00%, 04/01/48	1,209	1,327,092
5.00%, 05/01/48	201	220,365
5.00%, 07/01/48	358	393,196
5.00%, 04/01/49	216	238,226
Federal National Mortgage Association
3.00%, 02/01/47	627	674,729
3.50%, 11/01/51	2,301	2,512,484
4.00%, 02/01/47	1,270	1,406,090
4.00%, 01/01/57	853	955,609
4.00%, 02/01/57	951	1,064,942
Series 2014-M02, Class ASV2, 2.78%, 06/25/21(a)	30	30,197
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	9	10,048
Series 2017-M15, Class A2, 3.64%, 08/25/30(a)	2,950	3,540,803
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	2,000	2,351,813
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2, 2.87%, 12/25/21 (Call 12/25/21)	1,120	1,135,823
Series K020, Class A2, 2.37%, 05/25/22 (Call 05/25/22)	50	50,911
Series K022, Class A2, 2.36%, 07/25/22	3,000	3,066,857
Series K028, Class A2, 3.11%, 02/25/23 (Call 02/25/23)	2,700	2,839,298
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	1,000	1,073,633
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	750	809,193
Series K040, Class A2, 3.24%, 09/25/24 (Call 09/25/24)	2,380	2,597,900

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	$3,000	$3,304,315
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	3,000	3,383,117
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	600	709,739
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,000	1,185,659
Series K089, Class A2, 3.56%, 01/25/29	2,000	2,344,369
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	3,000	3,322,757
Series K101, Class A2, 2.52%, 10/25/29	2,000	2,194,436
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	3,000	3,079,400
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	660	674,956
Series K-1512, Class A2, 2.99%, 05/25/31	910	1,040,135
Series K-1512, Class A3, 3.06%, 04/25/34	720	820,896
Series K730, Class A2, 3.59%, 01/25/25 (Call 01/25/25)(a)	2,000	2,219,476
Government National Mortgage Association
2.00%, 11/01/50(l)	1,500	1,558,184
2.50%, 05/20/45	125	132,614
2.50%, 12/20/46	1,629	1,719,380
2.50%, 01/20/47	590	623,031
2.50%, 08/20/50	4,697	4,923,292
2.50%, 09/20/50	6,707	7,029,868
2.50%, 11/01/50(l)	17,546	18,377,802
3.00%, 01/20/43	1,150	1,225,170
3.00%, 03/15/43	15	15,910
3.00%, 11/20/43	37	39,443
3.00%, 12/20/43	44	47,016
3.00%, 05/20/45	2,361	2,504,528
3.00%, 06/20/45	189	200,812
3.00%, 07/20/45	2,270	2,408,101
3.00%, 10/20/45	527	558,886
3.00%, 11/20/45	55	58,385
3.00%, 12/20/45	110	116,850
3.00%, 02/20/46	1,871	1,985,174
3.00%, 04/20/46	1,741	1,844,326
3.00%, 05/20/46	1,523	1,613,602
3.00%, 06/20/46	1,737	1,839,409
3.00%, 07/20/46	2,556	2,706,736
3.00%, 08/20/46	4,071	4,311,553
3.00%, 09/20/46	3,128	3,312,805
3.00%, 11/20/46	1,061	1,123,407
3.00%, 12/15/46	832	886,222
3.00%, 12/20/46	3,186	3,373,954
3.00%, 02/15/47	1,343	1,400,653
3.00%, 02/20/47	1,374	1,455,564
3.00%, 03/20/47	322	341,306
3.00%, 06/20/47	1,091	1,151,513
3.00%, 07/20/47	100	105,971
3.00%, 11/20/47	2,339	2,467,613
3.00%, 12/20/47	2,473	2,609,607
3.00%, 01/20/48	2,803	2,957,767
3.00%, 02/20/48	812	857,012
3.00%, 07/20/49	7,630	7,965,455
3.00%, 09/20/49	801	836,173
3.00%, 02/20/50	5,643	5,937,198
3.00%, 08/20/50	2,886	3,035,798

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/19/50(l)	$38,380	$40,059,386
3.50%, 09/20/42	944	1,027,242
3.50%, 10/20/42	2,235	2,432,581
3.50%, 11/20/42	1,014	1,103,272
3.50%, 12/20/42	751	817,664
3.50%, 06/15/43	528	573,259
3.50%, 10/20/44	121	133,588
3.50%, 12/20/44	285	307,893
3.50%, 04/20/45	1,139	1,227,212
3.50%, 05/20/45	426	469,838
3.50%, 09/20/45	867	956,487
3.50%, 10/20/45	135	145,767
3.50%, 11/20/45	1,090	1,174,564
3.50%, 12/20/45	1,070	1,153,500
3.50%, 03/20/46	2,582	2,763,851
3.50%, 04/20/46	1,067	1,141,744
3.50%, 06/20/46	4,720	5,052,645
3.50%, 11/20/46	137	146,340
3.50%, 12/20/46	1,461	1,563,963
3.50%, 01/20/47	435	465,733
3.50%, 02/20/47	2,050	2,194,149
3.50%, 03/20/47	2,906	3,100,413
3.50%, 04/20/47	370	404,978
3.50%, 06/20/47	561	598,478
3.50%, 08/20/47	2,828	3,064,122
3.50%, 09/20/47	2,973	3,172,187
3.50%, 10/20/47	303	329,208
3.50%, 11/20/47	2,711	2,892,296
3.50%, 12/15/47	1,808	1,944,167
3.50%, 12/20/47	667	721,910
3.50%, 01/20/48	548	584,571
3.50%, 02/20/48	917	978,849
3.50%, 04/20/48	3,712	4,067,117
3.50%, 08/20/48	1,970	2,091,480
3.50%, 01/20/49	840	896,228
3.50%, 01/20/50	2,461	2,591,237
3.50%, 03/20/50	2,843	2,993,180
3.50%, 05/20/50	4,236	4,460,128
3.50%, 08/20/50	4,853	5,175,850
3.50%, 11/01/50(l)	25,828	27,224,567
4.00%, 08/20/45	857	934,841
4.00%, 09/20/45	291	316,710
4.00%, 10/20/45	12	13,290
4.00%, 01/20/46	48	52,378
4.00%, 03/20/46	594	647,428
4.00%, 07/20/46	55	59,339
4.00%, 09/20/46	14	14,670
4.00%, 11/20/46	145	157,123
4.00%, 12/15/46	97	105,599
4.00%, 04/20/47	2,646	2,841,179
4.00%, 07/20/47	6,395	6,866,501
4.00%, 08/20/47	255	273,660
4.00%, 11/20/47	2,220	2,383,225
4.00%, 03/20/48	4,080	4,380,491
4.00%, 04/20/48	1,951	2,090,799
4.00%, 05/15/48	689	731,485
4.00%, 05/20/48	4,024	4,296,938
4.00%, 08/20/48	3,764	4,019,022
4.00%, 09/20/48	1,569	1,675,095
4.00%, 11/20/48	399	426,098

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/15/49	$598	$639,174
4.00%, 11/01/50(l)	10,904	11,599,556
4.50%, 04/15/40	21	23,563
4.50%, 11/20/45	111	124,102
4.50%, 08/20/46	113	125,571
4.50%, 09/20/46	17	19,023
4.50%, 10/20/46	95	106,299
4.50%, 11/20/46	47	52,280
4.50%, 02/20/47	55	59,733
4.50%, 04/20/47	79	85,728
4.50%, 06/20/47	168	182,346
4.50%, 10/20/47	87	94,992
4.50%, 04/20/48	1,518	1,654,593
4.50%, 06/20/48	1,568	1,696,474
4.50%, 07/20/48	1,672	1,808,689
4.50%, 08/20/48	1,294	1,399,208
4.50%, 12/20/48	2,405	2,600,226
4.50%, 03/20/49	544	588,800
4.50%, 06/20/49	3,048	3,272,700
4.50%, 07/20/49	1,716	1,842,755
4.50%, 08/20/49	556	596,495
4.50%, 11/01/50(l)	4,634	4,970,055
5.00%, 07/20/46	28	32,261
5.00%, 03/20/48	292	320,192
5.00%, 04/20/48	904	990,327
5.00%, 05/20/48	446	488,835
5.00%, 11/20/48	624	680,870
5.00%, 12/20/48	855	933,615
5.00%, 01/20/49	1,797	1,961,928
5.00%, 04/20/49	153	166,771
5.00%, 05/20/49	213	233,079
5.00%, 11/01/50(l)	3,848	4,174,479
5.50%, 04/20/48	47	50,033
Uniform Mortgage-Backed Securities
1.50%, 11/01/35(l)	5,800	5,890,453
2.00%, 11/01/35(l)	88,825	91,783,597
2.50%, 12/01/29	121	126,184
2.50%, 03/01/30	169	176,629
2.50%, 07/01/30	158	164,691
2.50%, 08/01/30	46	47,921
2.50%, 12/01/30	59	61,295
2.50%, 01/01/31	49	51,680
2.50%, 09/01/31	534	558,096
2.50%, 10/01/31	3,325	3,470,028
2.50%, 12/01/31	784	819,558
2.50%, 01/01/32	3,009	3,166,259
2.50%, 02/01/32	608	641,979
2.50%, 03/01/32	633	661,965
2.50%, 04/01/32	3,923	4,141,492
2.50%, 10/01/32	92	97,792
2.50%, 01/01/33	4,933	5,139,418
2.50%, 07/01/35	4,420	4,696,775
2.50%, 10/01/35	11,616	12,256,004
2.50%, 11/01/35(l)	11,575	12,043,426
2.50%, 11/17/35(l)	18,763	19,499,228
2.50%, 04/01/47	1,786	1,869,993
2.50%, 01/01/50	1,313	1,366,738
2.50%, 06/01/50	1,424	1,504,825
2.50%, 07/01/50	2,519	2,694,468
2.50%, 08/01/50	3,314	3,505,284

114	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/01/50	$11,215	$11,821,697
2.50%, 10/01/50	17,134	17,964,945
2.50%, 11/01/50	14,635	15,394,562
2.50%, 11/12/50(l)	72,629	75,684,525
3.00%, 10/01/27	85	88,973
3.00%, 03/01/30	3,444	3,608,771
3.00%, 04/01/30	127	134,410
3.00%, 07/01/30	106	112,357
3.00%, 08/01/30	416	438,752
3.00%, 09/01/30	618	651,622
3.00%, 10/01/30	232	244,502
3.00%, 11/01/30	61	64,001
3.00%, 12/01/30	140	147,282
3.00%, 01/01/31	2,163	2,291,503
3.00%, 02/01/31	802	854,553
3.00%, 03/01/31	256	272,224
3.00%, 04/01/31	82	88,154
3.00%, 06/01/31	492	522,760
3.00%, 09/01/31	185	197,010
3.00%, 10/01/31	69	72,569
3.00%, 01/01/32	592	634,761
3.00%, 02/01/32	1,933	2,072,329
3.00%, 03/01/32	76	81,165
3.00%, 06/01/32	670	706,564
3.00%, 08/01/32	379	409,440
3.00%, 11/01/32	581	627,674
3.00%, 12/01/32	1,162	1,235,652
3.00%, 02/01/33	691	745,777
3.00%, 10/01/33	738	774,590
3.00%, 07/01/34	602	629,608
3.00%, 09/01/34	4,180	4,465,934
3.00%, 11/01/34	524	556,648
3.00%, 12/01/34	5,386	5,636,790
3.00%, 11/01/35(l)	13,360	13,987,555
3.00%, 12/01/35	5,803	6,149,747
3.00%, 01/01/37	413	435,945
3.00%, 11/01/42	186	198,313
3.00%, 12/01/42	446	475,700
3.00%, 03/01/43	461	491,351
3.00%, 09/01/43	436	465,247
3.00%, 01/01/44	594	632,873
3.00%, 10/01/44	5,709	6,085,916
3.00%, 01/01/45	195	207,471
3.00%, 03/01/45	1,465	1,561,828
3.00%, 05/01/45	624	664,724
3.00%, 11/01/45	74	77,685
3.00%, 07/01/46	11,393	12,035,002
3.00%, 08/01/46	1,218	1,291,249
3.00%, 10/01/46	74	79,713
3.00%, 11/01/46	7,119	7,516,686
3.00%, 12/01/46	7,875	8,308,560
3.00%, 01/01/47	3,234	3,419,934
3.00%, 02/01/47	5,019	5,289,985
3.00%, 03/01/47	3,631	3,826,531
3.00%, 05/01/47	96	100,582
3.00%, 07/01/47	1,642	1,730,237
3.00%, 08/01/47	542	571,740
3.00%, 12/01/47	615	661,435
3.00%, 03/01/48	673	704,910
3.00%, 09/01/49	3,756	4,011,198

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/49	$630	$659,289
3.00%, 11/01/49	697	732,866
3.00%, 12/01/49	15,431	16,127,063
3.00%, 02/01/50	6,100	6,409,007
3.00%, 03/01/50	2,789	2,936,732
3.00%, 04/01/50	5,807	6,107,199
3.00%, 05/01/50	1,067	1,138,314
3.00%, 07/01/50	11,343	11,932,471
3.00%, 08/01/50	24,691	25,971,738
3.00%, 09/01/50	3,254	3,415,743
3.00%, 11/01/50(l)	14,150	14,790,993
3.00%, 11/12/50(l)	28,325	29,604,243
3.50%, 01/01/27	6	5,835
3.50%, 12/01/29	18	19,016
3.50%, 07/01/30	318	340,185
3.50%, 10/01/30	32	34,063
3.50%, 03/01/31	215	227,578
3.50%, 06/01/31	227	245,141
3.50%, 01/01/32	115	125,259
3.50%, 05/01/32	184	199,820
3.50%, 06/01/32	191	209,110
3.50%, 07/01/32	111	119,740
3.50%, 08/01/32	63	69,347
3.50%, 09/01/32	463	492,122
3.50%, 10/01/32	211	227,292
3.50%, 11/01/32	143	154,628
3.50%, 03/01/33	464	507,158
3.50%, 04/01/33	683	746,121
3.50%, 05/01/33	312	341,264
3.50%, 06/01/33	1,206	1,274,824
3.50%, 07/01/34	1,755	1,876,684
3.50%, 08/01/34	1,554	1,643,327
3.50%, 01/01/35	721	768,793
3.50%, 10/01/44	1,111	1,204,420
3.50%, 02/01/45	629	681,420
3.50%, 03/01/45	192	210,988
3.50%, 05/01/45	91	99,981
3.50%, 07/01/45	224	245,324
3.50%, 08/01/45	432	473,086
3.50%, 10/01/45	288	313,199
3.50%, 11/01/45	188	202,182
3.50%, 12/01/45	2,624	2,821,887
3.50%, 01/01/46	1,023	1,117,629
3.50%, 02/01/46	572	614,592
3.50%, 03/01/46	2,685	2,881,563
3.50%, 04/01/46	45	47,616
3.50%, 05/01/46	75	80,827
3.50%, 06/01/46	144	153,372
3.50%, 07/01/46	244	268,986
3.50%, 08/01/46	250	265,229
3.50%, 09/01/46	556	608,494
3.50%, 10/01/46	760	827,755
3.50%, 11/01/46	144	155,030
3.50%, 12/01/46	4,502	4,877,029
3.50%, 01/01/47	4,132	4,505,762
3.50%, 02/01/47	348	372,742
3.50%, 04/01/47	887	957,447
3.50%, 05/01/47	486	533,909
3.50%, 06/01/47	920	989,307
3.50%, 07/01/47	1,130	1,245,155

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/47	$1,236	$1,321,085
3.50%, 09/01/47	1,379	1,462,068
3.50%, 10/01/47	1,457	1,614,966
3.50%, 11/01/47	3,360	3,615,415
3.50%, 12/01/47	918	973,966
3.50%, 01/01/48	4,798	5,154,863
3.50%, 02/01/48	12,139	13,018,879
3.50%, 03/01/48	376	398,221
3.50%, 04/01/48	1,921	2,050,023
3.50%, 05/01/48	172	192,205
3.50%, 06/01/48	1,635	1,730,816
3.50%, 07/01/48	2,372	2,519,802
3.50%, 11/01/48	541	573,873
3.50%, 01/01/49	2,634	2,792,910
3.50%, 03/01/49	919	995,796
3.50%, 04/01/49	409	450,683
3.50%, 06/01/49	5,890	6,443,531
3.50%, 07/01/49	8,985	9,519,515
3.50%, 11/01/49	1,321	1,392,157
3.50%, 02/01/50	3,462	3,648,857
3.50%, 03/01/50	1,267	1,335,138
3.50%, 04/01/50	3,015	3,238,824
3.50%, 05/01/50	2,069	2,194,334
3.50%, 11/01/50(l)	22,451	23,719,414
3.50%, 11/12/50(l)	47,176	49,817,672
4.00%, 07/01/29	478	508,002
4.00%, 07/01/32	620	658,416
4.00%, 05/01/33	733	777,657
4.00%, 06/01/33	321	340,101
4.00%, 07/01/33	241	255,332
4.00%, 12/01/33	1,516	1,610,395
4.00%, 06/01/38	219	233,952
4.00%, 06/01/42	3,481	3,844,260
4.00%, 10/01/44	13	13,878
4.00%, 12/01/44	151	168,417
4.00%, 01/01/45	1,338	1,478,063
4.00%, 02/01/45	370	419,015
4.00%, 03/01/45	428	469,573
4.00%, 05/01/45	201	228,246
4.00%, 06/01/45	651	717,681
4.00%, 07/01/45	78	85,025
4.00%, 08/01/45	69	74,854
4.00%, 09/01/45	87	95,183
4.00%, 01/01/46	107	117,217
4.00%, 04/01/46	28	30,406
4.00%, 06/01/46	1,857	2,104,239
4.00%, 07/01/46	383	415,726
4.00%, 08/01/46	24	26,807
4.00%, 10/01/46	431	477,078
4.00%, 02/01/47	312	340,464
4.00%, 03/01/47	333	370,435
4.00%, 04/01/47	1,029	1,115,164
4.00%, 05/01/47	427	466,756
4.00%, 06/01/47	504	554,669
4.00%, 07/01/47	701	752,452
4.00%, 08/01/47	1,320	1,425,209
4.00%, 09/01/47	3,617	3,924,523
4.00%, 10/01/47	2,839	3,116,117
4.00%, 11/01/47	1,273	1,367,178
4.00%, 12/01/47	841	915,025

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/48	$3,564	$3,851,351
4.00%, 04/01/48	918	982,936
4.00%, 07/01/48	115	122,737
4.00%, 09/01/48	472	505,067
4.00%, 10/01/48	1,431	1,529,161
4.00%, 11/01/48	1,540	1,645,753
4.00%, 12/01/48	852	910,224
4.00%, 01/01/49	590	639,095
4.00%, 02/01/49	621	666,108
4.00%, 03/01/49	2,409	2,593,778
4.00%, 04/01/49	1,651	1,818,761
4.00%, 05/01/49	1,197	1,318,075
4.00%, 06/01/49	2,377	2,588,871
4.00%, 07/01/49	2,373	2,594,142
4.00%, 08/01/49	3,697	3,962,916
4.00%, 11/01/49	1,424	1,519,652
4.00%, 12/01/49	1,030	1,099,160
4.00%, 02/01/50	400	427,423
4.00%, 04/01/50	10,590	11,520,823
4.00%, 05/01/50	1,440	1,553,122
4.00%, 06/01/50	4,500	4,864,747
4.00%, 11/01/50(l)	13,462	14,370,942
4.00%, 11/12/50(l)	36,924	39,440,401
4.50%, 06/01/41	21	23,992
4.50%, 01/01/42	19	21,057
4.50%, 09/01/42	84	94,855
4.50%, 08/01/43	221	245,809
4.50%, 04/01/44	303	338,176
4.50%, 02/01/45	93	104,777
4.50%, 08/01/45	113	127,081
4.50%, 12/01/45	94	104,693
4.50%, 02/01/46	770	862,772
4.50%, 08/01/46	12	12,974
4.50%, 10/01/46	37	41,067
4.50%, 01/01/47	13	14,027
4.50%, 03/01/47	219	242,846
4.50%, 04/01/47	802	888,661
4.50%, 06/01/47	235	257,808
4.50%, 10/01/47	917	1,017,907
4.50%, 01/01/48	2,201	2,398,015
4.50%, 02/01/48	1,452	1,608,024
4.50%, 03/01/48	222	242,596
4.50%, 04/01/48	70	76,818
4.50%, 05/01/48	518	559,880
4.50%, 06/01/48	411	456,572
4.50%, 07/01/48	234	255,347
4.50%, 08/01/48	1,710	1,887,777
4.50%, 10/01/48	2,658	2,887,025
4.50%, 11/01/48	992	1,072,462
4.50%, 12/01/48	3,572	3,898,025
4.50%, 01/01/49	1,313	1,420,153
4.50%, 02/01/49	1,879	2,031,794
4.50%, 04/01/49	2,617	2,888,525
4.50%, 05/01/49	2,318	2,507,252
4.50%, 07/01/49	1,270	1,377,632
4.50%, 08/01/49	882	956,517
4.50%, 06/01/50	4,670	5,097,397
4.50%, 11/01/50(l)	960	1,005,439
4.50%, 11/12/50(l)	10,126	10,950,517
5.00%, 06/01/39	13	15,262

116	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 02/01/41	$50	$56,994
5.00%, 04/01/41	596	679,977
5.00%, 10/01/41	25	28,028
5.00%, 01/01/42	77	87,773
5.00%, 05/01/42	55	62,608
5.00%, 09/01/47	52	56,661
5.00%, 03/01/48	473	519,145
5.00%, 04/01/48	1,875	2,058,966
5.00%, 05/01/48	252	279,029
5.00%, 07/01/48	525	582,841
5.00%, 08/01/48	484	540,405
5.00%, 09/01/48	366	401,556
5.00%, 01/01/49	974	1,072,666
5.00%, 04/01/49	1,986	2,200,191
5.00%, 11/01/50(l)	8,239	9,040,398
5.50%, 09/01/41	1,078	1,260,877
5.50%, 01/01/47	901	1,053,788
5.50%, 11/01/50(l)	6,438	7,157,245
6.00%, 07/01/41	155	182,940
6.00%, 02/01/49	390	461,535

		1,350,241,342

U.S. Government Agency Obligations — 1.0%
Federal Farm Credit Banks Funding Corp.
1.85%, 07/26/24	55	57,846
1.90%, 06/24/21	1,065	1,076,758
2.85%, 09/20/21	570	582,397
Federal Home Loan Banks
1.13%, 07/14/21	1,000	1,006,950
1.50%, 08/15/24	150	156,867
2.00%, 09/09/22	250	258,315
2.50%, 12/08/23	550	586,998
2.50%, 12/10/27	250	278,417
2.75%, 12/13/24	1,140	1,246,419
2.88%, 09/13/24	250	274,463
3.00%, 12/09/22	1,520	1,606,397
3.00%, 03/10/28	60	69,145
3.13%, 06/13/25	2,805	3,142,582
3.13%, 09/12/25	1,075	1,209,418
3.25%, 06/09/28	170	199,765
3.25%, 11/16/28	795	943,737
3.38%, 09/08/23	200	217,550
3.63%, 06/11/21	500	510,515
5.50%, 07/15/36	285	438,883
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(g)	200	175,328
2.38%, 02/16/21	2,100	2,113,482
2.38%, 01/13/22	2,335	2,396,761
2.75%, 06/19/23	700	745,983
6.25%, 07/15/32	2,055	3,177,318
6.75%, 09/15/29	1,550	2,310,120
6.75%, 03/15/31	560	862,702
Federal National Mortgage Association
0.25%, 07/10/23	10,000	10,002,200
0.50%, 06/17/25	2,000	1,999,980
0.88%, 08/05/30	1,755	1,708,317
1.25%, 05/06/21	300	301,638
1.25%, 08/17/21	575	579,859
1.38%, 02/26/21	3,020	3,032,080
1.75%, 07/02/24	300	315,933
1.88%, 04/05/22	620	635,072

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
1.88%, 09/24/26	$1,025	$1,101,045
2.00%, 01/05/22	850	868,394
2.25%, 04/12/22	300	309,066
2.38%, 01/19/23	490	513,495
2.50%, 02/05/24	570	611,086
2.63%, 01/11/22	425	437,474
2.63%, 09/06/24	2,755	3,001,077
6.25%, 05/15/29	650	928,700
6.63%, 11/15/30	1,170	1,769,754
7.25%, 05/15/30	585	909,271
Tennessee Valley Authority
3.50%, 12/15/42	390	485,417
5.25%, 09/15/39	450	674,703
5.88%, 04/01/36	330	505,609
7.13%, 05/01/30	145	221,844

		56,557,130

U.S. Government Obligations — 31.1%
U.S. Treasury Note/Bond
0.13%, 04/30/22	2,400	2,399,250
0.13%, 05/31/22	14,000	13,994,531
0.13%, 06/30/22	1,800	1,799,086
0.13%, 09/30/22	15,000	14,991,211
0.13%, 09/15/23	24,000	23,955,000
0.25%, 09/30/25(d)	51,000	50,689,219
0.38%, 03/31/22	15,000	15,048,633
0.38%, 09/30/27	33,500	32,939,922
0.50%, 03/15/23	500	503,906
0.50%, 05/31/27	3,500	3,480,313
0.50%, 10/31/27	2,000	1,982,188
0.63%, 03/31/27	2,000	2,007,031
0.63%, 08/15/30	43,500	42,555,234
1.13%, 08/31/21	3,650	3,679,656
1.13%, 09/30/21	2,000	2,017,891
1.13%, 02/28/25	5,000	5,174,219
1.13%, 08/15/40	16,200	15,415,312
1.25%, 10/31/21	5,900	5,964,762
1.25%, 07/31/23	3,000	3,087,188
1.25%, 08/31/24	3,800	3,941,609
1.38%, 01/31/22	2,000	2,030,547
1.38%, 10/15/22	3,000	3,071,250
1.38%, 06/30/23	7,750	7,995,215
1.38%, 08/31/23	3,900	4,030,102
1.38%, 09/30/23	34,400	35,582,500
1.38%, 01/31/25	5,000	5,225,000
1.38%, 08/15/50	16,500	15,497,109
1.50%, 08/31/21	4,250	4,297,813
1.50%, 09/30/21	5,500	5,568,105
1.50%, 01/31/22	6,900	7,016,168
1.50%, 08/15/22	6,200	6,348,945
1.50%, 02/28/23	4,000	4,123,750
1.50%, 03/31/23	15,250	15,737,285
1.50%, 10/31/24	10,000	10,482,031
1.50%, 08/15/26	4,700	4,970,617
1.63%, 08/15/22	13,800	14,161,172
1.63%, 08/31/22	13,400	13,758,031
1.63%, 11/15/22	5,800	5,972,641
1.63%, 12/15/22	1,000	1,031,016
1.63%, 04/30/23	23,000	23,830,156
1.63%, 05/31/23	2,500	2,592,969
1.63%, 02/15/26	12,250	13,021,367

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.63%, 05/15/26	$6,300	$6,702,117
1.63%, 08/15/29	18,000	19,302,187
1.75%, 11/30/21	11,950	12,156,791
1.75%, 02/28/22	7,900	8,067,566
1.75%, 03/31/22	1,000	1,022,539
1.75%, 04/30/22	1,300	1,331,078
1.75%, 05/15/22	2,600	2,663,578
1.75%, 05/31/22	19,200	19,683,000
1.75%, 06/15/22	1,200	1,230,891
1.75%, 09/30/22	9,700	9,994,410
1.75%, 01/31/23	3,700	3,831,234
1.75%, 05/15/23	13,000	13,517,969
1.75%, 06/30/24	4,200	4,428,703
1.75%, 12/31/24	10,000	10,598,438
1.75%, 11/15/29(d)	5,100	5,527,922
1.88%, 11/30/21	5,600	5,704,344
1.88%, 01/31/22	13,000	13,279,297
1.88%, 02/28/22	11,300	11,558,664
1.88%, 03/31/22	11,000	11,267,266
1.88%, 05/31/22	6,600	6,779,180
1.88%, 07/31/22	10,750	11,071,660
1.88%, 08/31/22	10,168	10,485,250
1.88%, 09/30/22	25,100	25,921,633
1.88%, 10/31/22	6,300	6,515,332
1.88%, 07/31/26	20,000	21,578,125
2.00%, 10/31/21	4,000	4,073,750
2.00%, 11/15/21	12,500	12,739,258
2.00%, 12/31/21	6,600	6,742,055
2.00%, 10/31/22	1,200	1,244,016
2.00%, 11/30/22	14,600	15,156,625
2.00%, 02/15/23	6,000	6,250,781
2.00%, 05/31/24	12,250	13,015,625
2.00%, 06/30/24	4,000	4,254,375
2.00%, 02/15/25	32,562	34,894,119
2.00%, 08/15/25	14,200	15,299,391
2.00%, 11/15/26	11,750	12,783,633
2.00%, 02/15/50	7,450	8,113,516
2.13%, 09/30/21	3,500	3,563,027
2.13%, 12/31/21	5,500	5,626,328
2.13%, 05/15/22	21,000	21,635,742
2.13%, 06/30/22	5,950	6,144,072
2.13%, 12/31/22	16,500	17,198,672
2.13%, 11/30/23	7,000	7,413,438
2.13%, 02/29/24	2,500	2,657,422
2.13%, 03/31/24	7,300	7,769,367
2.13%, 07/31/24	1,500	1,604,180
2.13%, 11/30/24	5,000	5,370,703
2.13%, 05/15/25	24,900	26,899,781
2.13%, 05/31/26	3,000	3,275,391
2.25%, 04/15/22	24,500	25,249,356
2.25%, 12/31/23	8,700	9,258,703
2.25%, 01/31/24	5,100	5,435,086
2.25%, 11/15/24	3,340	3,602,503
2.25%, 12/31/24	9,250	9,995,781
2.25%, 11/15/25	14,450	15,788,883
2.25%, 02/15/27	11,050	12,215,430
2.25%, 08/15/27	21,050	23,362,211
2.25%, 11/15/27	13,500	15,008,203
2.25%, 08/15/46	5,600	6,409,375
2.25%, 08/15/49	4,000	4,590,625

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.38%, 01/31/23	$6,500	$6,821,953
2.38%, 02/29/24	500	535,664
2.38%, 08/15/24	22,200	23,963,859
2.38%, 05/15/27	8,750	9,761,719
2.38%, 05/15/29	7,000	7,934,063
2.38%, 11/15/49	44,000	51,830,625
2.50%, 08/15/23	10,700	11,388,813
2.50%, 01/31/24	9,000	9,665,156
2.50%, 05/15/24	47,300	51,054,437
2.50%, 02/28/26	1,000	1,109,375
2.50%, 02/15/45	750	896,484
2.50%, 02/15/46	8,845	10,592,910
2.50%, 05/15/46	13,663	16,370,461
2.63%, 06/30/23	8,300	8,838,203
2.63%, 12/31/25	4,700	5,233,156
2.63%, 01/31/26	4,500	5,016,797
2.63%, 02/15/29	10,189	11,730,086
2.75%, 04/30/23	5,000	5,320,313
2.75%, 05/31/23	5,300	5,650,297
2.75%, 07/31/23	1,300	1,391,203
2.75%, 08/31/23	7,300	7,826,398
2.75%, 02/15/24	6,500	7,038,789
2.75%, 06/30/25	4,200	4,665,281
2.75%, 08/31/25	16,500	18,376,875
2.75%, 02/15/28	16,000	18,387,500
2.75%, 08/15/42	4,750	5,911,523
2.75%, 11/15/42	7,800	9,698,813
2.75%, 08/15/47	10,800	13,586,063
2.75%, 11/15/47	7,300	9,187,734
2.88%, 10/15/21	5,900	6,053,031
2.88%, 11/15/21	5,500	5,655,332
2.88%, 11/30/23	5,700	6,167,133
2.88%, 04/30/25	3,200	3,563,000
2.88%, 07/31/25	10,000	11,182,813
2.88%, 08/15/28	14,650	17,064,961
2.88%, 05/15/43	6,800	8,633,875
2.88%, 08/15/45	4,950	6,315,117
2.88%, 11/15/46	4,550	5,832,531
2.88%, 05/15/49	2,000	2,588,750
3.00%, 09/30/25	12,100	13,643,695
3.00%, 10/31/25	2,000	2,258,594
3.00%, 05/15/42	5,950	7,687,586
3.00%, 11/15/44	5,210	6,765,673
3.00%, 05/15/45	7,700	10,013,609
3.00%, 11/15/45(d)	8,300	10,826,313
3.00%, 02/15/47	3,050	4,000,742
3.00%, 05/15/47	3,850	5,056,133
3.00%, 02/15/48	4,000	5,265,000
3.00%, 08/15/48	10,150	13,393,242
3.13%, 11/15/41	6,010	7,894,698
3.13%, 02/15/42	3,850	5,069,367
3.13%, 02/15/43	4,000	5,271,250
3.13%, 08/15/44	580	767,684
3.13%, 05/15/48	3,300	4,442,625
3.38%, 05/15/44	1,870	2,567,159
3.50%, 02/15/39	3,750	5,128,711
3.63%, 08/15/43	1,500	2,127,656
3.63%, 02/15/44	3,700	5,261,516
3.75%, 08/15/41	3,000	4,283,906
3.75%, 11/15/43	7,000	10,119,375

118	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.88%, 08/15/40	$3,400	$4,899,719
4.25%, 11/15/40	2,500	3,779,688
4.38%, 02/15/38	1,000	1,499,844
4.38%, 11/15/39	3,000	4,567,031
4.38%, 05/15/40	3,650	5,580,508
4.38%, 05/15/41	5,100	7,860,375
4.50%, 02/15/36	3,400	5,026,156
4.50%, 05/15/38	2,900	4,417,063
4.63%, 02/15/40	2,050	3,216,578
4.75%, 02/15/41	4,350	6,988,547
5.00%, 05/15/37	500	790,234
5.25%, 11/15/28	10,500	14,235,703
5.25%, 02/15/29	1,700	2,319,438
5.38%, 02/15/31	6,600	9,551,438
5.50%, 08/15/28	5,500	7,508,359
6.00%, 02/15/26	1,700	2,193,266
6.38%, 08/15/27	3,400	4,709,531
6.50%, 11/15/26	1,000	1,355,625
6.63%, 02/15/27	2,000	2,753,281
7.25%, 08/15/22	500	562,910
7.63%, 11/15/22	5,000	5,755,469
8.00%, 11/15/21	4,400	4,754,922
8.13%, 05/15/21	600	625,313

		1,720,467,172

Total U.S. Government & Agency Obligations — 56.5% (Cost: $2,985,308,686)		3,127,265,644

Common Stocks

Media — 0.0%
AMC Entertainment Inc.(k)(m)	1	1,517

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp.(k)	5	81,264

Total Common Stocks — 0.0% (Cost $355,323)		82,781

Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(k)	8	11,554

Total Warrants — 0.0% (Cost $30,978)		11,554

Short-Term Investments

Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(n)(o)	501,964	502,315,572
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(n)(o)(p)	83,862	83,862,292

		586,177,864

Total Short-Term Investments — 10.6% (Cost: $586,027,428)		586,177,864

Total Investments Before TBA Sales Commitments — 111.3% (Cost: $5,890,498,542)		6,154,653,316

Security	Par (000)	Value

TBA Sales Commitments

Mortgage-Backed Securities — (1.7)%
Government National Mortgage Association, 3.00%, 11/19/50(l)	$(3,626)	$(3,784,662)
Uniform Mortgage-Backed Securities
2.50%, 11/17/35(l)	(3,350)	(3,481,448)
2.50%, 11/12/50(l)	(38,510)	(40,130,128)
3.00%, 11/12/50(l)	(14,150)	(14,789,057)
3.50%, 11/12/50(l)	(14,525)	(15,338,343)
4.00%, 11/12/50(l)	(11,200)	(11,963,438)
4.50%, 11/12/50(l)	(2,617)	(2,830,091)

		(92,317,167)

Total TBA Sales Commitments — (1.7)% (Proceeds: $(92,521,238))		(92,317,167)

Total Investments, Net of TBA Sales Commitments — 109.6% (Cost: $5,797,977,304)		6,062,336,149

Other Assets, Less Liabilities — (9.6)%		(531,718,701)

Net Assets — 100.0%		$5,530,617,448

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	Perpetual security with no stated maturity date.
(g)	Zero-coupon bond.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Fixed rate.
(k)	Non-income producing security.
(l)	TBA transaction.
(m)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period-end.
(p)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (continued) October 31, 2020	iShares® Core Total USD Bond Market ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$274,383,605	$228,019,691	(a)	$—	$(142,949)	$55,225	$502,315,572	501,964	$3,283,237		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	35,911,853	47,950,439	(a)	—	—	—	83,862,292	83,862	244,605	(b)	—

					$(142,949)	$55,225	$586,177,864		$3,527,842		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$13,893,382	$—	$13,893,382
Collaterized Mortgage Obligations	—	64,034,253	—	64,034,253
Corporate Bonds & Notes	—	2,022,785,633	—	2,022,785,633
Floating Rate Loan Interests	—	99,869	—	99,869
Foreign Government Obligations	—	311,012,304	—	311,012,304
Municipal Debt Obligations	—	29,290,032	—	29,290,032
U.S. Government & Agency Obligations	—	3,127,265,644	—	3,127,265,644
Common Stocks	81,264	—	1,517	82,781
Warrants	—	11,554	—	11,554
Money Market Funds	586,177,864	—	—	586,177,864

	586,259,128	5,568,392,671	1,517	6,154,653,316

Liabilities
TBA Sales Commitments	—	(92,317,167)	—	(92,317,167)

	$586,259,128	$5,476,075,504	$1,517	$6,062,336,149

See notes to financial statements.

120	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities

October 31, 2020

iShares Core Total USD Bond Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,568,475,452
Affiliated(c)	586,177,864
Cash	26,938
Receivables:
Investments sold	1,888,863
Securities lending income — Affiliated	13,025
TBA sales commitments	92,521,238
Capital shares sold	881,736
Dividends	99,217
Interest	35,752,094

Total assets	6,285,836,427

LIABILITIES
Collateral on securities loaned, at value	83,762,292
TBA sales commitments, at value(d)	92,317,167
Payables:
Investments purchased	578,898,784
Investment advisory fees	240,736

Total liabilities	755,218,979

NET ASSETS	$5,530,617,448

NET ASSETS CONSIST OF:
Paid-in capital	$5,247,217,324
Accumulated earnings	283,400,124

NET ASSETS	$5,530,617,448

Shares outstanding	102,400,000

Net asset value	$54.01

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$81,499,094
(b) Investments, at cost — Unaffiliated	$5,304,471,114
(c) Investments, at cost — Affiliated	$586,027,428
(d) Proceeds from TBA sales commitments	$92,521,238

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	121

Statement of Operations

Year Ended October 31, 2020

iShares Core Total USD Bond Market ETF

INVESTMENT INCOME
Dividends — Affiliated	$3,283,613
Interest — Unaffiliated	123,565,813
Securities lending income — Affiliated — net	244,229
Other income — Unaffiliated	40,162

Total investment income	127,133,817

EXPENSES
Investment advisory fees	2,886,767
Miscellaneous	264

Total expenses	2,887,031

Less:
Investment advisory fees waived	(338,040)

Total expenses after fees waived	2,548,991

Net investment income	124,584,826

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	17,306,705
Investments — Affiliated	(142,949)
In-kind redemptions — Unaffiliated	4,830,469

Net realized gain	21,994,225

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	114,776,010
Investments — Affiliated	55,225

Net change in unrealized appreciation (depreciation)	114,831,235

Net realized and unrealized gain	136,825,460

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$261,410,286

See notes to financial statements.

122	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core Total USD Bond Market ETF

	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$124,584,826	$105,471,775
Net realized gain	21,994,225	10,076,318
Net change in unrealized appreciation (depreciation)	114,831,235	238,098,653

Net increase in net assets resulting from operations	261,410,286	353,646,746

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(127,682,079)	(101,527,179)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,281,058,211	1,577,425,498

NET ASSETS
Total increase in net assets	1,414,786,418	1,829,545,065
Beginning of year	4,115,831,030	2,286,285,965

End of year	$5,530,617,448	$4,115,831,030

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	123

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Total USD Bond Market ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)

Net asset value, beginning of year	$52.36	$48.54	$50.94	$51.47	$50.17

Net investment income(b)	1.38	1.60	1.44	1.30	1.20
Net realized and unrealized gain (loss)(c)	1.71	3.79	(2.48)	(0.45)	1.27

Net increase (decrease) from investment operations	3.09	5.39	(1.04)	0.85	2.47

Distributions(d)
From net investment income	(1.44)	(1.57)	(1.36)	(1.30)	(1.17)
From net realized gain	—	—	—	(0.08)	—

Total distributions	(1.44)	(1.57)	(1.36)	(1.38)	(1.17)

Net asset value, end of year	$54.01	$52.36	$48.54	$50.94	$51.47

Total Return
Based on net asset value	5.98%	11.28%	(2.07)%	1.70%	4.97%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.06%	0.08%	0.12%

Total expenses after fees waived	0.05%	0.05%	0.05%	0.06%	0.11%

Net investment income	2.59%	3.15%	2.91%	2.56%	2.36%

Supplemental Data
Net assets, end of year (000)	$5,530,617	$4,115,831	$2,286,286	$1,782,963	$617,627

Portfolio turnover rate(e)(f)	180%	172%	253%	264%	234%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

124	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core Total USD Bond Market	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., TBA sales commitments) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. The adjusted cost basis of securities at October 31, 2019 is $4,241,577,131.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

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Notes to Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

TBA Roll Transactions:A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result

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Notes to Financial Statements  (continued)

in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

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Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Core Total USD Bond Market
Barclays Bank PLC	$739,172	$739,172	$—	$—
Barclays Capital Inc.	12,738,530	12,738,530	—	—
BNP Paribas Prime Brokerage International Ltd.	335,503	335,503	—	—
BofA Securities, Inc.	48,080,921	48,080,921	—	—
Citadel Clearing LLC	101,055	101,055	—	—
Citigroup Global Markets Inc.	2,190,796	2,190,796	—	—
Credit Suisse Securities (USA) LLC	438,327	438,327	—	—
Deutsche Bank Securities Inc.	5,806,856	5,806,856	—	—
Goldman Sachs & Co.	1,666,576	1,666,576	—	—
Jefferies LLC	790,493	790,493	—	—
JPMorgan Securities LLC	4,319,804	4,319,804	—	—
Nomura Securities International Inc.	606,206	606,206	—	—
Pershing LLC	896,852	896,852	—	—
Wells Fargo Securities LLC	2,788,003	2,788,003	—	—

	81,499,094	81,499,094	—	—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements  (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Fund paid BTC $71,228 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2020, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core Total USD Bond Market	$3,786,012	$—

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, including TBA rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales
Core Total USD Bond Market	$8,388,392,048	$8,251,491,031	$487,594,504	$299,507,966

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Total USD Bond Market	$1,082,027,885	$131,427,392

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.As of October 31, 2020, the following permanent differences attributable to certain deemed distributions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
Core Total USD Bond Market	$5,057,008	$(5,057,008)

The tax character of distributions paid was as follows:

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Notes to Financial Statements  (continued)

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19
Core Total USD Bond Market Ordinary income	$127,682,079	$101,527,179

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
Core Total USD Bond Market	$15,541,234	$4,619,916	$263,238,974	$283,400,124

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default and the classification of investments.

For the year ended October 31, 2020, the Fund utilized $2,954,540 of its capital loss carryforwards.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Total USD Bond Market	$5,799,097,175	$290,183,704	$(26,944,730)	$263,238,974

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market

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Notes to Financial Statements  (continued)

conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19

iShares ETF	Shares	Amount	Shares	Amount

Core Total USD Bond Market
Shares sold	27,100,000	$1,452,633,200	33,800,000	$1,691,788,272
Shares redeemed	(3,300,000)	(171,574,989)	(2,300,000)	(114,362,774)

Net increase	23,800,000	1,281,058,211	31,500,000	1,577,425,498

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	131

Notes to Financial Statements  (continued)

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core Total USD Bond Market ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core Total USD Bond Market ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, issuer, transfer agent, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	133

Important Tax Information (unaudited)

For the fiscal year ended October 31, 2020, the Fund hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Core Total USD Bond Market	$95,850,152

The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest
Core Total USD Bond Market	$29,352,140

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended October 31, 2020:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
Core Total USD Bond Market	$75,945

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Board Review and Approval of Investment Advisory Contract

iShares Core Total USD Bond Market ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	135

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Total USD Bond Market	$1.439099	$—	$—	$1.439099	100%	—%	—%	100%

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	137

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	139

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

140	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PIK	Payment-in-kind

RB	Revenue Bond

SCA	Svenska Celluosa Aktiebolaget

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	141

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1022-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.29%	9.71%
U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)
International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)
Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S. bond market advanced for the 12 months ended October 31, 2020 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. fixed-income performance, returned 6.19%.

U.S. economic growth was unusually volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis. The latter figure represented the largest quarterly economic contraction on record, as efforts to contain the virus through restrictions on travel and business led to widespread disruption of the U.S. economy.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. The U.S. economy rapidly rebalanced toward remote economic activity; working and shopping from home flourished, while traditional, in-person economic activity at malls, hotels, and restaurants remained subdued. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.1% in the third quarter of 2020.

In response to the pandemic and subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting them near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

The pandemic-related volatility in the U.S. economy was reflected in bond yields (which are inversely related to prices). U.S. Treasury yields declined significantly beginning late February 2020, as uncertainty drove investors toward the most highly rated segment of the bond market, driving the yields on the two-, 10-, and 30-year U.S. Treasuries to record lows. Short-term U.S. Treasury yields declined more than long-term U.S. Treasuries, as the Fed committed to keeping interest rates near zero until at least 2023. However, returns for long-term U.S. Treasuries, which are more sensitive to interest rate changes, significantly exceeded returns from short-term U.S. Treasuries.

Corporate bond prices were also significantly impacted by the economic disruption. In February and March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated, high-yield bonds, which are considered to have a greater probability of default. However, Fed actions to support the corporate bond market and signs that defaults could be lower than anticipated drove a recovery in corporate bond prices, beginning in late March 2020.

Securitized bonds also advanced, particularly commercial mortgage backed securities (“CMBS”). Despite significant disruption to the commercial property market, CMBS showed resiliency later in the reporting period, and delinquencies declined after reaching an all-time high in June 2020.

4	2020 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® Yield Optimized Bond ETF

Investment Objective

The iShares Yield Optimized Bond ETF (the “Fund”) seeks to track the investment results of an index composed of underlying fixed income funds that collectively seek to deliver current income, as represented by the Morningstar® U.S. Bond Market Yield-Optimized IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.33%	4.34%	3.81%	3.33%	23.68%	27.68%
Fund Market	3.25	4.34	3.81	3.25	23.67	27.67
Index	3.41	4.24	3.71	3.41	23.06	26.79

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/22/14. The first day of secondary market trading was 4/24/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(05/01/20)	(10/31/20)	the Period	(a)(b)	(05/01/20)	(10/31/20)	the Period	(a)(b)	Ratio	(a)
$1,000.00	$1,030.30	$0.00	(c)	$1,000.00	$1,025.10	$0.00	(c)	0.00	%(d)

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

(c)	Rounds to less than $0.01.
(d)	Rounds to less than 0.01%.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® Yield Optimized Bond ETF

Portfolio Management Commentary

The Index, which is optimized for current income, posted a positive return for the reporting period, as declining short-term U.S. interest rates and Fed actions in response to the coronavirus pandemic drove gains in bond prices. Volatility in bond markets led to significant shifts in the Index’s weights, which are chosen among a variety of security types to balance income with risk.

The most significant shift during the reporting period was away from investment-grade bonds, which represented approximately 50% of the Index’s weight on average at the beginning of the reporting period but only 14% at the end of the reporting period. Declining interest rates meant lower yields for these bonds amid significant volatility.

In contrast, the Index increased its weights in mortgage-backed securities (“MBSs”) and U.S. agency bonds. MBSs and agency bonds represented approximately 10% and 0% of the Index at the beginning of the reporting period, respectively, compared to 30% and 12% at the end of the reporting period. The relatively lower volatility that these bonds typically exhibit made their yields more attractive from a perspective that balances income with risk.

The Index’s performance reflected the exposure to its underlying securities. Throughout the reporting period, the Index held different combinations of corporate bonds, MBSs, U.S. Treasuries, and emerging market bonds. Investment-grade corporate bonds were supported by significant Fed action to stabilize bond markets, which drove record issuance. The Fed’s bond-buying program also benefited MBSs, which advanced despite a rise in refinancing amid record-low mortgage rates. Yields on U.S. Treasuries touched all-time lows during the reporting period, as investors also sought highly rated securities. Prices of high-yield corporate and emerging market bonds were more volatile, declining sharply as the virus began to spread before recovering later in the reporting period.

Portfolio Information

ALLOCATION BY ASSET CLASS

	Percent of
Asset Class	Total Investments	(a)
Mortgage-Backed Securities	30.3%
Domestic Fixed Income	25.7
Non-Investment Grade Bonds	20.0
Investment Grade Bonds	14.2
International Fixed Income	9.8

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Percent of
Security	Total Investments	(a)

iShares MBS ETF	30.3%
iShares 1-5 Year Investment Grade Corporate Bond ETF	14.2
iShares Agency Bond ETF	12.0
iShares 10-20 Year Treasury Bond ETF	11.1
iShares iBoxx $ High Yield Corporate Bond ETF	10.3

6	2020 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments October 31, 2020	iShares® Yield Optimized Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 25.7%
iShares 10-20 Year Treasury Bond ETF(a)(b)	131,384	$21,239,537
iShares 1-3 Year Treasury Bond ETF(a)	56,967	4,923,658
iShares Agency Bond ETF(a)	189,930	22,930,249

		49,093,444

International Fixed Income — 9.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	169,657	18,665,663

Investment Grade Bonds — 14.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	494,709	27,154,577

Mortgage-Backed Securities — 30.3%
iShares MBS ETF(a)(b)	524,395	57,835,525

Non-Investment Grade Bonds — 20.0%
iShares Broad USD High Yield Corporate Bond ETF(a)(b)	468,298	18,507,137
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	233,773	19,608,879

		38,116,016

Total Investment Companies — 100.0% (Cost: $192,504,803)		190,865,225

Security	Shares	Value

Short-Term Investments

Money Market Funds — 31.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(a)(c)(d)	60,062,563	$60,104,607
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(c)	25,000	25,000

		60,129,607

Total Short-Term Investments — 31.5% (Cost: $60,134,018)		60,129,607

Total Investments in Securities — 131.5% (Cost: $252,638,821)		250,994,832

Other Assets, Less Liabilities — (31.5)%		(60,059,351)

Net Assets — 100.0%		$190,935,481

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,713,910	$29,369,550	(a)	$—		$27,189	$(6,042)	$60,104,607	60,062,563	$222,634	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,658,000	—		(1,633,000	)(a)	—	—	25,000	25,000	2,938		—
iShares 10-20 Year Treasury Bond ETF	—	25,384,586		(3,395,016)		(22,535)	(727,498)	21,239,537	131,384	101,976		—
iShares 1-3 Year Treasury Bond ETF	4,023,742	27,479,677		(26,776,029)		199,153	(2,885)	4,923,658	56,967	89,849		—
iShares 1-5 Year Investment Grade Corporate Bond ETF(c)	—	36,618,149		(9,808,635)		95,079	249,984	27,154,577	494,709	272,993		—
iShares 3-7 Year Treasury Bond ETF(d)	3,234,815	171,707		(3,378,861)		(16,395)	(11,266)	—	—	9,748		—
iShares Agency Bond ETF	—	45,936,230		(23,398,850)		468,157	(75,288)	22,930,249	189,930	122,765		—
iShares Broad USD High Yield Corporate Bond ETF	—	19,294,381		(872,282)		6,829	78,209	18,507,137	468,298	92,971		—
iShares Floating Rate Bond ETF(d)	14,767,928	23,343,706		(38,010,138)		(82,527)	(18,969)	—	—	156,817		—
iShares iBoxx $ High Yield Corporate Bond ETF	29,573,562	28,446,379		(36,755,821)		(893,209)	(762,032)	19,608,879	233,773	1,759,903		—
iShares Intermediate-Term Corporate Bond ETF(d)	41,261,959	18,210,967		(60,517,749)		2,251,596	(1,206,773)	—	—	487,551		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,686,776	14,300,640		(9,515,443)		(25,931)	(780,379)	18,665,663	169,657	749,397		—
iShares Long-Term Corporate Bond ETF(d)	17,417,088	40,066,198		(56,348,710)		(580,753)	(553,823)	—	—	632,774		—
iShares MBS ETF	14,747,110	67,805,620		(25,469,898)		450,072	302,621	57,835,525	524,395	1,107,774		—

8	2020 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Yield Optimized Bond ETF

Affiliates (continued)

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
iShares Short Treasury Bond ETF(d)	$5,790,102	$301,352	$(6,076,993)	$(8,159)	$(6,302)	$—	—	$19,041	$—

				$1,868,566	$(3,520,443)	$250,994,832		$5,829,131	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Formerly the iShares Short-Term Corporate Bond ETF.
(d)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$190,865,225	$—	$—	$190,865,225
Money Market Funds	60,129,607	—	—	60,129,607

	$250,994,832	$—	$—	$250,994,832

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Statement of Assets and Liabilities

October 31, 2020

iShares Yield Optimized Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$250,994,832
Cash	406
Receivables:
Securities lending income — Affiliated	22,301
Dividends	3

Total assets	251,017,542

LIABILITIES
Collateral on securities loaned, at value	60,082,061

Total liabilities	60,082,061

NET ASSETS	$190,935,481

NET ASSETS CONSIST OF:
Paid-in capital	$191,992,555
Accumulated loss	(1,057,074)

NET ASSETS	$190,935,481

Shares outstanding	7,450,000

Net asset value	$25.63

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$58,915,784
(b) Investments, at cost — Affiliated	$252,638,821

See notes to financial statements.

10	2020 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended October 31, 2020

iShares Yield Optimized Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$5,606,497
Securities lending income — Affiliated — net	222,634

Total investment income	5,829,131

EXPENSES
Investment advisory fees	522,417
Miscellaneous	264

Total expenses	522,681

Less:
Investment advisory fees waived	(522,417)

Total expenses after fees waived	264

Net investment income	5,828,867

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	911,189
In-kind redemptions — Affiliated	957,377

Net realized gain	1,868,566

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(3,520,443)

Net change in unrealized appreciation (depreciation)	(3,520,443)

Net realized and unrealized loss	(1,651,877)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,176,990

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	iShares Yield Optimized Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,828,867	$2,175,592
Net realized gain	1,868,566	217,104
Net change in unrealized appreciation (depreciation)	(3,520,443)	3,408,522

Net increase in net assets resulting from operations	4,176,990	5,801,218

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,817,098)	(2,173,234)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	45,402,781	109,083,000

NET ASSETS
Total increase in net assets	43,762,673	112,710,984
Beginning of year	147,172,808	34,461,824

End of year	$190,935,481	$147,172,808

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2020 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Yield Optimized Bond ETF

	Year Ended 10/31/20		Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17		Year Ended 10/31/16

Net asset value, beginning of year	$25.60		$23.77	$25.08		$25.05		$24.72

Net investment income(a)	0.80		0.92	0.91		0.82		0.81
Net realized and unrealized gain (loss)(b)	0.04		1.94	(1.33)		0.04		0.33

Net increase (decrease) from investment operations	0.84		2.86	(0.42)		0.86		1.14

Distributions(c)
From net investment income	(0.81)		(1.03)	(0.89)		(0.83)		(0.81)

Total distributions	(0.81)		(1.03)	(0.89)		(0.83)		(0.81)

Net asset value, end of year	$25.63		$25.60	$23.77		$25.08		$25.05

Total Return
Based on net asset value	3.33%		12.31%	(1.70)%		3.53%		4.72%

Ratios to Average Net Assets
Total expenses(d)	0.28%		0.28%	0.28%		0.28%		0.28%

Total expenses after fees waived(d)	0.00	%(e)	0.00%	0.00	%(e)	0.00	%(e)	0.01%

Net investment income	3.12%		3.69%	3.75%		3.30%		3.26%

Supplemental Data
Net assets, end of year (000)	$190,935		$147,173	$34,462		$27,593		$15,027

Portfolio turnover rate(f)(g)	118%		58%	48%		27%		47%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Rounds to less than 0.01%.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Yield Optimized Bond	Diversified

The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund,” collectively, the “underlying funds”). The financial statements and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall

14	2020 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Yield Optimized Bond
Barclays Bank PLC	$42,154,566	$42,154,566		$—	$—
Barclays Capital Inc.	16,543,500	16,543,500		—	—
TD Prime Services LLC	16,166	16,166		—	—
Virtu Americas LLC	201,552	201,552		—	—

	58,915,784	58,915,784		—	—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements  (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.28%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: BFA has contractually agreed to waive its investment advisory fee for the Fund through February 28, 2021.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Fund paid BTC $61,340 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

6.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Yield Optimized Bond	$221,082,532	$219,563,154

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

16	2020 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF	In-kind Purchases	In-kind Sales
Yield Optimized Bond	$126,277,058	$80,761,268

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions and certain deemed distributions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
Yield Optimized Bond	$1,258,943	$(1,258,943)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19
Yield Optimized Bond
Ordinary income	$5,817,098	$2,173,234

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Net Unrealized Gains (Losses)	(a)	Total

Yield Optimized Bond	$588,085	$(1,645,159)		$(1,057,074)

(a)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

For the year ended October 31, 2020, the Fund utilized $5,564 of its capital loss carryforwards.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Yield Optimized Bond	$252,639,025	$791,003	$(2,435,196)	$(1,644,193)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements  (continued)

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
Yield Optimized Bond
Shares sold	4,950,000	$127,436,062	4,700,000	$118,723,783
Shares redeemed	(3,250,000)	(82,033,281)	(400,000)	(9,640,783)

Net increase	1,700,000	45,402,781	4,300,000	109,083,000

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

18	2020 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Yield Optimized Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Yield Optimized Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

20	2020 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

For the fiscal year ended October 31, 2020, the Fund intends to pass through to its shareholders foreign source income earned and foreign taxes paid by the underlying funds:

iShares ETF	Foreign Source Income Earned
Yield Optimized Bond	$174,541

For the fiscal year ended October 31, 2020, the Fund hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Yield Optimized Bond	$3,813,913

The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest
Yield Optimized Bond	$1,352

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I M P O R T A N T T A X I N F O R M A T I O N	21

Board Review and Approval of Investment Advisory Contract

iShares Yield Optimized Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	23

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Yield Optimized Bond(a)	$0.795193	$—	$0.012807	$0.808000	98%	—%	2%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	25

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	27

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1009-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF | IBCE | NYSE Arca

•	iShares iBonds Mar 2023 Term Corporate ETF | IBDD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.29%	9.71%
U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)
International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)
Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Short-term U.S. investment-grade corporate bonds posted positive returns for the 12 months ended October 31, 2020 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade 0 – 5 Index, a broad measure of short-term U.S. corporate bond performance, returned 4.40%.

U.S. economic growth was unusually volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis. The latter figure represented the largest quarterly economic contraction on record, as efforts to contain the virus through restrictions on travel and business led to widespread disruption of the U.S. economy.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. The U.S. economy rapidly rebalanced toward remote economic activity; working and shopping from home flourished, while traditional, in-person economic activity at malls, hotels, and restaurants remained subdued. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.1% in the third quarter of 2020.

In response to the pandemic and subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency cuts to short-term interest rates in March 2020, setting them near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later expanded its program by directly purchasing corporate bonds for the first time, including certain high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

Short-term bond yields generally tracked the Fed’s interest rate changes. For example, the yield of the two-year U.S. Treasury note decreased from 1.52% to 0.14% during the reporting period. The yields on short-term corporate securities fell to a similar degree, declining from over 1.97% at the beginning of the reporting period to 0.47% at the end. Although bond prices rise as bond yields decline, short-term bonds have relatively low interest rate sensitivity, so the price appreciation for short-term corporate bonds was more modest than those experienced by longer-term bonds. Within the short-term maturities of zero to five years, longer-dated bonds returned more than shorter-dated bonds.

From a sector perspective, short-term bonds issued by financials companies posted the strongest returns. Debt issued by banks advanced, as balance sheets in the industry were resilient in the face of the recession, despite increasing loan loss provisions. Short-term debt issued by consumer non-cyclical companies also advanced, driven particularly by gains among pharmaceutical company bonds amid high issuance to finance mergers and refinance existing debt.

Bonds issued by technology companies posted solid returns, as demand for many types of technology hardware and software increased, driven by an increase in remote working and learning. Prices of communications company bonds also gained, as large companies took advantage of lower interest rates to refinance debt on favourable terms.

4	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

Investment Objective

The iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg Barclays 2023 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.33%	3.64%	2.85%	4.33%	19.56%	23.57%
Fund Market	4.37	3.57	2.85	4.37	19.20	23.60
Index	4.32	3.66	2.91	4.32	19.72	24.17

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,019.10	$ 0.51		$ 1,000.00	$ 1,024.60	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.6%
Aa	15.5
A	59.8
Baa	20.3
Not Rated	0.9
Short-Term and Other Assets	1.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Visa Inc., 2.80%, 12/14/22	2.5%
QUALCOMM Inc., 3.00%, 05/20/22	1.9
Oracle Corp., 2.50%, 10/15/22	1.7
Chevron Corp., 2.36%, 12/05/22	1.6
BP Capital Markets PLC, 2.50%, 11/06/22	1.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Mar 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg Barclays 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

			Since			Since
	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	4.27%	4.01%	4.25%	4.27%	21.70%	35.61%
Fund Market	4.19	3.81	4.25	4.19	20.57	35.56
Index	4.06	4.07	4.37	4.06	22.08	36.70

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 1,027.10	$ 0.51		$ 1,000.00	$ 1,024.60	$ 0.51		0.10%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.2%
Aa	8.7
A	43.7
Baa	38.4
Ba	1.6
Not Rated	5.8
Short-Term and Other Assets	1.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	4.5%
Bank of America Corp., 3.30%, 01/11/23	1.0
Wells Fargo & Co., 2.63%, 07/22/22	0.9
AbbVie Inc., 2.90%, 11/06/22	0.8
Goldman Sachs Group Inc. (The), 3.63%, 01/22/23	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$60	$62,764
WPP Finance 2010, 3.63%, 09/07/22	10	10,502

		73,266

Aerospace & Defense — 1.4%
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	218	225,436
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	35	36,925
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	26	27,051
Raytheon Technologies Corp., 2.50%, 12/15/22 (Call 09/15/22)(a)	100	103,595

		393,007

Agriculture — 2.4%
Altria Group Inc., 2.85%, 08/09/22	85	88,482
Philip Morris International Inc. 2.38%, 08/17/22 (Call 07/17/22)	225	232,724
2.50%, 08/22/22	25	25,949
2.63%, 03/06/23	289	303,274

		650,429

Apparel — 1.0%
Ralph Lauren Corp., 1.70%, 06/15/22(b)	110	112,082
VF Corp., 2.05%, 04/23/22	150	153,449

		265,531

Auto Manufacturers — 5.4%
American Honda Finance Corp. 1.95%, 05/20/22	60	61,438
2.05%, 01/10/23	100	103,372
2.20%, 06/27/22	262	269,789
2.60%, 11/16/22	60	62,611
General Motors Financial Co. Inc. 3.25%, 01/05/23 (Call 12/05/22)	50	51,846
3.45%, 04/10/22 (Call 02/10/22)	85	87,452
3.55%, 07/08/22	50	51,866
5.20%, 03/20/23	25	27,145
PACCAR Financial Corp. 1.90%, 02/07/23	25	25,836
2.30%, 08/10/22	50	51,716
2.65%, 05/10/22	50	51,747
Toyota Motor Credit Corp. 2.15%, 09/08/22	225	232,445
2.63%, 01/10/23	248	259,991
2.70%, 01/11/23	75	78,751
2.80%, 07/13/22	75	78,097

		1,494,102

Beverages — 3.2%
Constellation Brands Inc., 2.65%, 11/07/22 (Call 10/07/22)	12	12,481
Diageo Investment Corp. 2.88%, 05/11/22	200	207,528
8.00%, 09/15/22	75	85,194
PepsiCo Inc. 2.25%, 05/02/22 (Call 04/02/22)	175	179,758
2.75%, 03/01/23	264	278,520
3.10%, 07/17/22 (Call 05/17/22)	114	118,899

		882,380

Biotechnology — 1.3%
Amgen Inc. 2.65%, 05/11/22 (Call 04/11/22)	26	26,836
3.63%, 05/15/22 (Call 02/15/22)	46	47,867
Biogen Inc., 3.63%, 09/15/22	60	63,428

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	$225	$235,427

		373,558

Building Materials — 0.2%
Carrier Global Corp., 1.92%, 02/15/23 (Call 01/15/23)(a)	50	51,464

Chemicals — 1.7%
Air Products and Chemicals Inc., 2.75%, 02/03/23	41	43,035
Cabot Corp., 3.70%, 07/15/22	40	41,512
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	30	32,345
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	41	42,911
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	8	8,271
Linde Inc./CT 2.20%, 08/15/22 (Call 05/15/22)	49	50,349
2.70%, 02/21/23 (Call 11/21/22)	149	155,583
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	40	41,779
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	45	46,905

		462,690

Commercial Services — 0.5%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	8	8,537
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	10	10,487
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)	100	104,488
4.50%, 09/01/22 (Call 06/01/22)	8	8,516
PayPal Holdings Inc., 2.20%, 09/26/22	18	18,615

		150,643

Computers — 5.3%
Apple Inc. 1.70%, 09/11/22	18	18,468
2.10%, 09/12/22 (Call 08/12/22)	16	16,509
2.30%, 05/11/22 (Call 04/11/22)	150	154,275
2.70%, 05/13/22	250	259,160
2.85%, 02/23/23 (Call 12/23/22)	260	273,694
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	75	79,962
HP Inc., 4.05%, 09/15/22	45	47,861
IBM Credit LLC, 2.20%, 09/08/22	100	103,384
International Business Machines Corp. 1.88%, 08/01/22	300	307,785
2.88%, 11/09/22	200	209,950

		1,471,048

Cosmetics & Personal Care — 2.9%
Colgate-Palmolive Co. 1.95%, 02/01/23(b)	150	155,265
2.30%, 05/03/22	141	145,244
Procter & Gamble Co. (The), 2.15%, 08/11/22	297	306,884
Unilever Capital Corp., 2.20%, 05/05/22 (Call 04/05/22)	200	205,364

		812,757

Diversified Financial Services — 2.5%
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)(b)	660	691,832

Electric — 7.8%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	41	42,447
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	50	52,241
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	75	78,739
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	41	42,206
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	8	8,270

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	$65	$67,610
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	41	42,502
DTE Energy Co. 2.25%, 11/01/22	8	8,270
Series B, 3.30%, 06/15/22 (Call 04/15/22)	25	25,973
Duke Energy Carolinas LLC, 2.50%, 03/15/23 (Call 01/15/23)	60	62,764
Duke Energy Corp. 2.40%, 08/15/22 (Call 07/15/22)	100	103,224
3.05%, 08/15/22 (Call 05/15/22)	120	124,650
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	100	103,086
Edison International, 2.40%, 09/15/22 (Call 08/15/22)	50	50,734
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	35	36,843
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	91	95,738
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	40	42,162
Georgia Power Co., 2.85%, 05/15/22	35	36,253
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	8	8,339
National Rural Utilities Cooperative Finance Corp. 2.30%, 09/15/22 (Call 08/15/22)	75	77,533
2.40%, 04/25/22 (Call 03/25/22)	175	179,821
2.70%, 02/15/23 (Call 12/15/22)	50	52,283
NextEra Energy Capital Holdings Inc. 2.80%, 01/15/23 (Call 12/15/22)	54	56,561
2.90%, 04/01/22	50	51,741
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	150	153,502
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	95	98,098
Oncor Electric Delivery Co. LLC 4.10%, 06/01/22 (Call 03/01/22)	110	115,170
7.00%, 09/01/22	10	11,175
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	100	100,090
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	25	26,337
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	41	42,233
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	40	42,644
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	51	52,821
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	45	47,093

		2,139,153

Electrical Components & Equipment — 0.6%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	150	156,590

Electronics — 1.4%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	60	61,855
Honeywell International Inc., 0.48%, 08/19/22 (Call 08/19/21)	300	300,381
Jabil Inc., 4.70%, 09/15/22	8	8,540
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	8	8,366

		379,142

Environmental Control — 0.3%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	49	50,986
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	45	46,721

		97,707

Food — 1.0%
Campbell Soup Co., 2.50%, 08/02/22	75	77,407
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	50	52,510
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	8	8,313
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	12	12,455
Mondelez International Inc., 0.63%, 07/01/22	18	18,067
Sysco Corp., 2.60%, 06/12/22	50	51,630

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	$59	$62,201

		282,583

Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	35	36,403

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.90%, 11/01/22	41	42,984

Health Care - Products — 0.1%
Boston Scientific Corp., 3.38%, 05/15/22	8	8,352
DH Europe Finance II Sarl, 2.05%, 11/15/22	12	12,378

		20,730

Health Care - Services — 0.8%
CommonSpirit Health, 2.95%, 11/01/22(b)	49	50,757
Kaiser Foundation Hospitals, 3.50%, 04/01/22	125	130,060
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	41	42,999

		223,816

Home Builders — 0.3%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)(b)	70	73,851

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22	41	42,873
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	43	44,784

		87,657

Internet — 3.1%
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)	300	313,578
2.50%, 11/29/22 (Call 08/29/22)	141	146,569
Baidu Inc., 3.50%, 11/28/22	200	209,580
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	75	78,488
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	100	103,152

		851,367

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	59	62,427

Machinery — 5.8%
ABB Finance USA Inc., 2.88%, 05/08/22	230	238,903
Caterpillar Financial Services Corp. 1.90%, 09/06/22(b)	50	51,401
1.95%, 11/18/22	50	51,581
2.40%, 06/06/22	150	154,863
2.63%, 03/01/23	149	156,593
2.85%, 06/01/22	75	77,898
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	157	161,922
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	313	322,493
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	8	8,287
John Deere Capital Corp., 2.80%, 03/06/23	345	364,254

		1,588,195

Manufacturing — 2.3%
3M Co. 1.75%, 02/14/23 (Call 01/14/23)	50	51,533
2.00%, 06/26/22	202	207,507
2.25%, 03/15/23 (Call 02/15/23)	125	130,419
Eaton Corp., 2.75%, 11/02/22	50	52,262
General Electric Co. 2.70%, 10/09/22	50	51,862
3.10%, 01/09/23	50	52,411
3.15%, 09/07/22	50	52,171

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Parker-Hannifin Corp., 3.50%, 09/15/22	$30	$31,618

		629,783

Media — 2.4%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	118	139,736
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	170	176,844
Walt Disney Co. (The) 1.65%, 09/01/22	60	61,430
3.00%, 09/15/22	266	278,842

		656,852

Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	202	210,290

Mining — 0.0%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	9	9,506

Oil & Gas — 9.1%
BP Capital Markets America Inc., 3.25%, 05/06/22	182	189,700
BP Capital Markets PLC, 2.50%, 11/06/22	410	426,753
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	50	51,847
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	425	440,657
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	160	167,176
Exxon Mobil Corp. 1.90%, 08/16/22	114	117,145
2.73%, 03/01/23 (Call 01/01/23)	262	275,040
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	50	51,007
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	17	17,313
Phillips 66, 4.30%, 04/01/22	85	89,386
Shell International Finance BV 2.25%, 01/06/23	214	222,143
2.38%, 08/21/22	225	233,113
Total Capital International SA, 2.70%, 01/25/23	210	220,573

		2,501,853

Oil & Gas Services — 1.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	260	271,490
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	30	30,828

		302,318

Pharmaceuticals — 10.7%
AbbVie Inc. 2.90%, 11/06/22	142	148,736
3.25%, 10/01/22 (Call 07/01/22)(a)	50	52,258
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	18	18,542
Bristol-Myers Squibb Co. 2.00%, 08/01/22	202	207,765
2.60%, 05/16/22	100	103,456
3.25%, 08/15/22	101	106,178
3.25%, 02/20/23 (Call 01/20/23)	150	159,291
3.55%, 08/15/22	100	105,603
Cardinal Health Inc., 3.20%, 03/15/23	60	63,379
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)	26	27,066
3.50%, 07/20/22 (Call 05/20/22)	68	71,170
3.70%, 03/09/23 (Call 02/09/23)	137	146,654
Eli Lilly & Co., 2.35%, 05/15/22	189	194,931
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	225	237,573
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	372	386,047
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	50	51,841
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	41	42,868

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)(b)	$235	$243,056
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	210	216,552
2.40%, 09/21/22	310	322,273
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	45	47,411

		2,952,650

Pipelines — 1.5%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	12	12,428
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	50	51,519
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	12	12,644
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	55	58,244
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	66	69,400
3.95%, 09/01/22 (Call 06/01/22)	18	18,913
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	40	41,522
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	41	41,978
TransCanada PipeLines Ltd., 2.50%, 08/01/22	35	36,120
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22).	76	78,861

		421,629

Real Estate Investment Trusts — 1.0%
American Tower Corp., 3.50%, 01/31/23	85	90,291
Crown Castle International Corp., 5.25%, 01/15/23	160	175,525

		265,816

Retail — 4.0%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	33	34,286
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)(b)	207	213,071
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	370	383,157
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	85	87,828
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	83	85,740
Walgreen Co., 3.10%, 09/15/22	41	42,946
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	247	257,295

		1,104,323

Semiconductors — 5.4%
Broadcom Inc., 3.13%, 10/15/22	50	52,411
Intel Corp. 2.35%, 05/11/22 (Call 04/11/22)	75	77,185
2.70%, 12/15/22	350	367,167
3.10%, 07/29/22	160	167,541
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	40	42,182
QUALCOMM Inc. 2.60%, 01/30/23 (Call 12/30/22)	175	183,337
3.00%, 05/20/22	505	525,680
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	85	86,919

		1,502,422

Software — 4.3%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	40	42,184
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)(b)	51	53,537
Microsoft Corp. 2.13%, 11/15/22	187	193,988
2.65%, 11/03/22 (Call 09/03/22)	178	185,740
Oracle Corp. 2.50%, 05/15/22 (Call 03/15/22)	170	175,029
2.50%, 10/15/22	460	478,993
2.63%, 02/15/23 (Call 01/15/23)	25	26,210

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	$26	$27,002

		1,182,683

Telecommunications — 2.2%
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)	145	150,809
3.00%, 06/30/22 (Call 04/30/22)	60	62,260
Cisco Systems Inc. 2.60%, 02/28/23	140	147,159
3.00%, 06/15/22	150	156,645
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	70	72,493
Vodafone Group PLC, 2.50%, 09/26/22	10	10,368

		599,734

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(b)	30	31,822

Transportation — 3.1%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	180	189,533
3.05%, 09/01/22 (Call 06/01/22)	60	62,511
FedEx Corp., 2.63%, 08/01/22	58	60,118
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	41	43,030
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)(b)	50	52,864
Union Pacific Corp. 2.95%, 01/15/23 (Call 10/15/22)	40	41,886
4.16%, 07/15/22 (Call 04/15/22)	35	36,912
United Parcel Service Inc. 2.35%, 05/16/22 (Call 04/16/22)	10	10,296
2.45%, 10/01/22	334	347,540

		844,690

Total Corporate Bonds & Notes — 98.1%
(Cost: $26,088,920)		27,031,683

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	1,215	$1,216,086
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	529	529,000

		1,745,086

Total Short-Term Investments — 6.3% (Cost: $1,744,318)		1,745,086

Total Investments in Securities — 104.4% (Cost: $27,833,238)		28,776,769

Other Assets, Less Liabilities — (4.4)%		(1,213,700)

Net Assets — 100.0%		$27,563,069

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933,as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,440,905	$—		$(225,768	)(a)	$552	$397	$1,216,086	1,215	$8,107	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	164,000	365,000	(a)	—		—	—	529,000	529	1,247		—

						$552	$397	$1,745,086		$9,354		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$27,031,683	$—	$27,031,683
Money Market Funds	1,745,086	—	—	1,745,086

	$1,745,086	$27,031,683	$—	$28,776,769

See notes to financial statements.

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$277	$289,761
WPP Finance 2010, 3.63%, 09/07/22	100	105,015

		394,776

Aerospace & Defense — 1.2%
Boeing Co. (The), 2.80%, 03/01/23 (Call 02/01/23)	100	102,035
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	168	173,730
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	100	105,499
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	250	260,105
Raytheon Technologies Corp., 2.50%, 12/15/22 (Call 09/15/22)(a)	190	196,831

		838,200

Agriculture — 1.0%
Altria Group Inc., 2.85%, 08/09/22	339	352,885
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	34	35,290
Philip Morris International Inc. 2.50%, 08/22/22(b)	165	171,267
2.50%, 11/02/22 (Call 10/02/22)	69	71,790
2.63%, 03/06/23	100	104,939

		736,171

Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	75	77,548

Apparel — 0.3%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	60	61,005
VF Corp., 2.05%, 04/23/22	150	153,449

		214,454

Auto Manufacturers — 3.2%
American Honda Finance Corp. 2.05%, 01/10/23	125	129,215
2.20%, 06/27/22	169	174,024
2.60%, 11/16/22	50	52,176
General Motors Financial Co. Inc. 3.15%, 06/30/22 (Call 05/30/22)	135	138,895
3.25%, 01/05/23 (Call 12/05/22)	150	155,537
3.45%, 04/10/22 (Call 02/10/22)	210	216,058
3.55%, 07/08/22	150	155,600
5.20%, 03/20/23	225	244,307
PACCAR Financial Corp., 2.00%, 09/26/22	9	9,281
Toyota Motor Credit Corp. 0.45%, 07/22/22	200	200,410
2.63%, 01/10/23	245	256,846
2.80%, 07/13/22	250	260,325
2.90%, 03/30/23	300	317,940

		2,310,614

Banks — 28.4%
Australia & New Zealand Banking Group Ltd./New York NY 2.05%, 11/21/22	250	258,495
2.63%, 11/09/22	240	250,985
Banco Santander SA 3.13%, 02/23/23	210	220,235
3.50%, 04/11/22	210	218,184
Bank of America Corp. 2.50%, 10/21/22 (Call 10/21/21)	384	391,711
3.30%, 01/11/23	650	689,221
Bank of Montreal, 2.55%, 11/06/22 (Call 10/06/22)	390	406,193
Bank of New York Mellon Corp. (The) 1.85%, 01/27/23 (Call 01/02/23)	104	107,148
1.95%, 08/23/22	148	152,406

Security	Par (000)	Value

Banks (continued)
2.95%, 01/29/23 (Call 12/29/22)	$141	$148,825
Bank of Nova Scotia (The) 1.95%, 02/01/23	154	159,082
2.00%, 11/15/22	275	283,959
2.38%, 01/18/23	62	64,573
2.45%, 09/19/22	165	171,488
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	200	203,634
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	280	288,996
BNP Paribas SA, 3.25%, 03/03/23	160	170,466
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22	173	179,318
Citigroup Inc. 2.70%, 10/27/22 (Call 09/27/22)	241	251,329
2.75%, 04/25/22 (Call 03/25/22)	324	334,352
3.38%, 03/01/23(b)	75	79,763
4.05%, 07/30/22	130	137,703
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	250	267,827
Cooperatieve Rabobank UA, 3.95%, 11/09/22	365	389,028
Credit Suisse AG/New York NY, 2.80%, 04/08/22	250	258,750
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	280	296,092
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	280	294,479
Discover Bank, 3.35%, 02/06/23 (Call 01/06/23)	250	264,360
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	170	175,578
Goldman Sachs Group Inc. (The) 3.00%, 04/26/22 (Call 04/26/21)	497	503,118
3.20%, 02/23/23 (Call 01/23/23)	143	151,284
3.63%, 01/22/23	500	533,510
Huntington National Bank (The), 1.80%, 02/03/23 (Call 01/03/23)	250	256,750
JPMorgan Chase & Co. 2.97%, 01/15/23 (Call 01/15/22)	241	248,500
3.20%, 01/25/23	343	364,369
3.25%, 09/23/22	480	506,299
KeyBank N.A./Cleveland OH, 1.25%, 03/10/23	250	254,817
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	250	257,942
Mitsubishi UFJ Financial Group Inc. 2.62%, 07/18/22	250	259,205
2.67%, 07/25/22	341	353,852
3.46%, 03/02/23	250	266,470
Mizuho Financial Group Inc., 2.60%, 09/11/22	270	280,441
Morgan Stanley 2.75%, 05/19/22	464	480,546
3.13%, 01/23/23	233	246,309
3.75%, 02/25/23	495	531,279
4.88%, 11/01/22	410	443,878
MUFG Americas Holdings Corp., 3.50%, 06/18/22	191	200,367
National Australia Bank Ltd./New York, 3.00%, 01/20/23	250	264,120
National Bank of Canada, 2.10%, 02/01/23	275	284,405
PNC Bank N.A., 2.70%, 11/01/22 (Call 10/01/22)	265	276,554
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(c)	175	183,486
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	195	202,543
Royal Bank of Canada 1.95%, 01/17/23	133	137,405
2.80%, 04/29/22	185	191,821
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	225	236,149
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	200	206,180
Santander UK PLC, 2.10%, 01/13/23	200	206,388

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	$327	$339,485
2.78%, 10/18/22	250	260,995
3.10%, 01/17/23	290	306,156
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	250	258,225
Toronto-Dominion Bank (The), 1.90%, 12/01/22	175	180,565
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	250	254,412
2.45%, 08/01/22 (Call 07/01/22)	212	219,185
2.80%, 05/17/22 (Call 04/17/22)	205	212,437
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	170	176,421
2.75%, 04/01/22 (Call 03/01/22)	200	206,430
3.05%, 06/20/22 (Call 05/20/22)	210	218,654
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)	280	291,763
U.S. Bank N.A./Cincinnati OH, 1.95%, 01/09/23 (Call 12/09/22)	250	258,410
Wells Fargo & Co.
2.63%, 07/22/22	606	628,204
3.07%, 01/24/23 (Call 01/24/22)	482	496,450
Series M, 3.45%, 02/13/23	300	318,228
Westpac Banking Corp.
2.00%, 01/13/23	108	111,723
2.50%, 06/28/22	223	230,825
2.75%, 01/11/23	150	157,747

		20,568,482

Beverages — 1.7%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	307	324,702
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	6	6,184
3.20%, 02/15/23 (Call 01/15/23)	108	113,946
Diageo Investment Corp., 2.88%, 05/11/22	231	239,695
Molson Coors Beverage Co., 3.50%, 05/01/22	111	115,632
PepsiCo Inc.
2.75%, 03/01/23(b)	200	211,000
3.10%, 07/17/22 (Call 05/17/22)	225	234,668

		1,245,827

Biotechnology — 1.3%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	209	215,719
3.63%, 05/15/22 (Call 02/15/22)	261	271,594
Biogen Inc., 3.63%, 09/15/22	221	233,628
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	210	219,732

		940,673

Chemicals — 1.1%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	100	107,818
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	135	141,294
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)(b)	181	187,132
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	50	53,575
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	125	128,440
2.70%, 02/21/23 (Call 11/21/22)	8	8,353
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	9	9,400
NewMarket Corp., 4.10%, 12/15/22	58	61,818
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	85	88,598

		786,428

Commercial Services — 0.8%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(b)	75	80,036
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	84	88,094

Security	Par (000)	Value

Commercial Services (continued)
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	$150	$156,732
PayPal Holdings Inc., 2.20%, 09/26/22	225	232,693
Verisk Analytics Inc., 4.13%, 09/12/22	55	58,379

		615,934

Computers — 2.5%
Apple Inc.
1.70%, 09/11/22	150	153,900
2.30%, 05/11/22 (Call 04/11/22)	198	203,643
2.70%, 05/13/22	135	139,946
2.85%, 02/23/23 (Call 12/23/22)	268	282,116
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	178	189,775
HP Inc., 4.05%, 09/15/22	100	106,358
IBM Credit LLC, 3.00%, 02/06/23	200	211,492
International Business Machines Corp.
1.88%, 08/01/22	340	348,823
2.85%, 05/13/22	200	207,602

		1,843,655

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 1.95%, 02/01/23	165	170,791
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	150	159,390

		330,181

Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 05/26/22 (Call 04/26/22)	255	259,177
Air Lease Corp., 2.75%, 01/15/23 (Call 12/15/22)	232	235,591
Ally Financial Inc., 4.63%, 05/19/22	10	10,553
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(b)	225	232,753
2.65%, 12/02/22	215	224,929
2.75%, 05/20/22 (Call 04/20/22)	230	237,972
3.40%, 02/27/23 (Call 01/27/23)	203	216,203
Capital One Bank USA N.A., 3.38%, 02/15/23	315	333,598
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	65	68,531
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)	150	156,993
CME Group Inc., 3.00%, 09/15/22	151	158,363
Discover Financial Services
3.85%, 11/21/22	190	202,888
5.20%, 04/27/22	10	10,654
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	156	161,310
International Lease Finance Corp., 5.88%, 08/15/22	185	197,280
Invesco Finance PLC, 3.13%, 11/30/22	100	105,212
Jefferies Group LLC, 5.13%, 01/20/23	85	92,596
ORIX Corp., 2.90%, 07/18/22	132	136,793
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	113	116,724
2.80%, 12/14/22 (Call 10/14/22)	330	345,916

		3,504,036

Electric — 5.3%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	110	113,883
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	110	114,929
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	70	72,358
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	75	77,747
DTE Energy Co.
Series B, 2.60%, 06/15/22	10	10,324
Series B, 3.30%, 06/15/22 (Call 04/15/22)	163	169,341
Duke Energy Carolinas LLC, 3.05%, 03/15/23 (Call 02/15/23)	135	143,070

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp., 3.05%, 08/15/22 (Call 05/15/22)	$190	$197,363
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	175	180,401
Edison International 2.95%, 03/15/23 (Call 01/15/23)	93	95,969
3.13%, 11/15/22 (Call 10/15/22)	50	51,480
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	145	152,637
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	58	61,199
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	146	152,244
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	265	278,799
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	168	177,080
Georgia Power Co., 2.85%, 05/15/22	99	102,545
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	200	208,466
National Rural Utilities Cooperative Finance Corp. 2.40%, 04/25/22 (Call 03/25/22)	11	11,303
2.70%, 02/15/23 (Call 12/15/22)	110	115,023
NextEra Energy Capital Holdings Inc. 1.95%, 09/01/22	100	102,686
2.90%, 04/01/22	200	206,964
Oncor Electric Delivery Co. LLC 4.10%, 06/01/22 (Call 03/01/22)	90	94,230
7.00%, 09/01/22	84	93,868
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	400	400,360
PPL Capital Funding Inc. 3.50%, 12/01/22 (Call 09/01/22)	110	115,883
4.20%, 06/15/22 (Call 03/15/22)	11	11,559
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	51	54,371
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	102	105,642
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	130	136,046

		3,807,770

Electronics — 0.6%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	100	104,415
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	100	103,092
Avnet Inc., 4.88%, 12/01/22	33	35,318
Flex Ltd., 5.00%, 02/15/23	75	81,589
Jabil Inc., 4.70%, 09/15/22	59	62,980
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	25	26,144

		413,538

Environmental Control — 0.5%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	195	202,905
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	156	161,966

		364,871

Food — 1.2%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	125	133,664
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	148	155,430
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	75	77,503
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	45	46,760
Kroger Co. (The) 2.80%, 08/01/22 (Call 07/01/22)	160	166,211
3.40%, 04/15/22 (Call 01/15/22)	8	8,286
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	10	10,379
Sysco Corp., 2.60%, 06/12/22(b)	35	36,141
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	216	227,718

		862,092

Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	100	104,007

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.90%, 11/01/22	118	123,710

Security	Par (000)	Value

Health Care - Products — 0.5%
Boston Scientific Corp., 3.38%, 05/15/22	$100	$104,404
Zimmer Biomet Holdings Inc. 3.15%, 04/01/22 (Call 02/01/22)	250	258,017
3.70%, 03/19/23 (Call 02/19/23)	10	10,681

		373,102

Health Care - Services — 2.0%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	190	197,414
Anthem Inc., 3.30%, 01/15/23(b)	385	408,254
Humana Inc. 2.90%, 12/15/22 (Call 11/15/22)	24	25,120
3.15%, 12/01/22 (Call 09/01/22)	165	172,846
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	130	136,337
UnitedHealth Group Inc. 2.38%, 10/15/22	9	9,365
2.75%, 02/15/23 (Call 11/15/22)	260	272,417
2.88%, 03/15/23	205	216,775

		1,438,528

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	108	111,249
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	11	11,227

		122,476

Home Builders — 0.2%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	10	10,610
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	104	109,722

		120,332

Household Products & Wares — 0.5%
Church & Dwight Co. Inc., 2.88%, 10/01/22	125	130,711
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	193	201,008

		331,719

Insurance — 1.8%
American International Group Inc., 4.88%, 06/01/22	250	267,395
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	130	135,321
Berkshire Hathaway Inc. 2.75%, 03/15/23 (Call 01/15/23)	255	268,148
3.00%, 02/11/23	125	132,528
Chubb INA Holdings Inc. 2.70%, 03/13/23	115	120,966
2.88%, 11/03/22 (Call 09/03/22)	125	130,656
Fidelity National Financial Inc., 5.50%, 09/01/22	50	54,115
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	8	8,486
MetLife Inc., 3.05%, 12/15/22	96	101,269
Primerica Inc., 4.75%, 07/15/22	100	106,677

		1,325,561

Internet — 1.3%
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)	105	109,752
2.50%, 11/29/22 (Call 08/29/22)	136	141,372
Baidu Inc., 3.50%, 11/28/22	200	209,580
eBay Inc. 2.60%, 07/15/22 (Call 04/15/22)	200	206,304
2.75%, 01/30/23 (Call 12/30/22)	116	121,345
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	125	129,019

		917,372

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	135	142,842

S C H E D U L E OF I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 2.5%
ABB Finance USA Inc., 2.88%, 05/08/22	$260	$270,065
Caterpillar Financial Services Corp. 1.95%, 11/18/22	209	215,606
2.40%, 06/06/22	30	30,973
2.55%, 11/29/22	100	104,428
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	299	308,374
CNH Industrial Capital LLC, 4.38%, 04/05/22	11	11,544
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	211	217,400
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	75	77,691
John Deere Capital Corp. 2.15%, 09/08/22	96	99,322
2.80%, 01/27/23	50	52,686
2.80%, 03/06/23	374	394,873

		1,782,962

Manufacturing — 1.5%
3M Co., 2.00%, 06/26/22	285	292,769
Eaton Corp., 2.75%, 11/02/22	268	280,127
General Electric Co. 2.70%, 10/09/22	182	188,779
3.10%, 01/09/23	125	131,028
3.15%, 09/07/22	167	174,251

		1,066,954

Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	440	466,233
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	185	219,077
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	19	20,009
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	134	156,685
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	147	152,918
Walt Disney Co. (The), 3.00%, 09/15/22	175	183,449

		1,198,371

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	225	234,234

Mining — 0.1%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	24	25,349
Southern Copper Corp., 3.50%, 11/08/22	50	52,639

		77,988

Oil & Gas — 3.4%
BP Capital Markets America Inc., 3.25%, 05/06/22	228	237,647
BP Capital Markets PLC, 2.50%, 11/06/22	190	197,763
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	158	163,835
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	345	357,710
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	210	219,418
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	245	257,194
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	75	76,510
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	46	46,846
Phillips 66, 4.30%, 04/01/22	343	360,699
Shell International Finance BV 2.25%, 01/06/23	35	36,332
2.38%, 08/21/22	297	307,710
Total Capital International SA, 2.70%, 01/25/23	169	177,509

		2,439,173

Oil & Gas Services — 0.1%
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	75	77,071

Security	Par (000)	Value

Packaging & Containers — 0.1%
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	$75	$80,036

Pharmaceuticals — 7.8%
AbbVie Inc. 2.30%, 11/21/22(a)(b)	292	302,515
2.90%, 11/06/22	520	544,669
3.20%, 11/06/22 (Call 09/06/22)	173	181,325
3.25%, 10/01/22 (Call 07/01/22)(a)	295	308,319
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	25	25,752
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	315	325,858
Bristol-Myers Squibb Co. 2.00%, 08/01/22	199	204,680
3.25%, 08/15/22	212	222,869
3.25%, 02/20/23 (Call 01/20/23)	128	135,928
3.55%, 08/15/22	232	244,999
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	200	206,288
3.20%, 03/15/23	60	63,379
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	109	114,293
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)	225	234,225
3.50%, 07/20/22 (Call 05/20/22)	290	303,520
3.70%, 03/09/23 (Call 02/09/23)	439	469,936
4.75%, 12/01/22 (Call 09/01/22)	5	5,379
Eli Lilly & Co., 2.35%, 05/15/22	110	113,452
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	273	288,255
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	350	363,216
McKesson Corp. 2.70%, 12/15/22 (Call 09/15/22)	70	72,750
2.85%, 03/15/23 (Call 12/15/22)	79	82,599
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	132	136,525
Novartis Capital Corp., 2.40%, 09/21/22	376	390,886
Upjohn Inc., 1.13%, 06/22/22(a)(b)	150	151,392
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	160	168,573

		5,661,582

Pipelines — 2.8%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	46	47,012
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	100	103,565
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	175	180,315
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	145	152,786
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	198	209,678
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	150	157,726
3.95%, 09/01/22 (Call 06/01/22)	265	278,441
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	75	78,932
3.50%, 12/01/22 (Call 11/01/22)	69	72,207
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	135	140,137
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/23 (Call 10/31/22)	64	65,121
3.65%, 06/01/22 (Call 03/01/22)	100	102,337
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	100	102,386
TransCanada PipeLines Ltd., 2.50%, 08/01/22	165	170,282
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22).	179	185,739

		2,046,664

Real Estate Investment Trusts — 2.0%
American Tower Corp., 3.50%, 01/31/23	228	242,193

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP, 3.85%, 02/01/23 (Call 11/01/22)	$173	$184,060
Crown Castle International Corp., 5.25%, 01/15/23	255	279,743
Digital Realty Trust LP, 2.75%, 02/01/23 (Call 01/01/23)	100	104,558
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	40	41,671
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	100	105,239
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	160	167,425
Simon Property Group LP, 2.75%, 02/01/23 (Call 11/01/22)	170	176,907
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	34	34,702
Welltower Inc., 3.75%, 03/15/23 (Call 12/15/22)	75	79,462

		1,415,960

Retail — 2.0%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	162	168,311
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	171	177,081
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	55	55,054
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	218	225,253
Starbucks Corp. 1.30%, 05/07/22	200	202,858
3.10%, 03/01/23 (Call 02/01/23)	150	158,931
Walgreen Co., 3.10%, 09/15/22	194	203,209
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	217	226,045

		1,416,742

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	90	94,658

Semiconductors — 1.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	164	170,586
Broadcom Inc., 3.13%, 10/15/22	199	208,598
Intel Corp., 2.70%, 12/15/22	340	356,677
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	75	79,090
QUALCOMM Inc. 2.60%, 01/30/23 (Call 12/30/22)	120	125,717
3.00%, 05/20/22(b)	275	286,261
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)(b)	96	98,168

		1,325,097

Software — 2.1%
Adobe Inc., 1.70%, 02/01/23	108	111,303
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	145	152,214
Microsoft Corp. 2.13%, 11/15/22	50	51,868
2.65%, 11/03/22 (Call 09/03/22)	70	73,043
Oracle Corp. 2.50%, 05/15/22 (Call 03/15/22)	453	466,400
2.50%, 10/15/22	434	451,920
2.63%, 02/15/23 (Call 01/15/23)	8	8,387
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	215	223,286

		1,538,421

Telecommunications — 1.8%
America Movil SAB de CV, 3.13%, 07/16/22	225	234,085
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)	141	146,648
3.00%, 06/30/22 (Call 04/30/22)	320	332,051
Cisco Systems Inc. 2.60%, 02/28/23	75	78,836
3.00%, 06/15/22	10	10,443
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	60	61,822
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	125	131,639
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	219	226,801

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Vodafone Group PLC 2.50%, 09/26/22	$9	$9,331
2.95%, 02/19/23	62	65,317

		1,296,973

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(b)	85	90,162

Transportation — 1.7%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	125	131,620
3.05%, 09/01/22 (Call 06/01/22)	125	130,231
FedEx Corp., 2.63%, 08/01/22	146	151,331
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)	158	165,823
3.00%, 04/01/22 (Call 01/01/22)	130	133,939
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	58	61,322
Union Pacific Corp. 2.95%, 01/15/23 (Call 10/15/22)	95	99,480
4.16%, 07/15/22 (Call 04/15/22)	102	107,573
United Parcel Service Inc., 2.45%, 10/01/22	271	281,986

		1,263,305

Total Corporate Bonds & Notes — 93.9% (Cost: $65,725,120)		67,961,252

Investment Companies

Exchange Traded Funds — 4.5%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(d)	129	3,235,320

Total Investment Companies — 4.5% (Cost $2,974,253)		3,235,320

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	1,691	1,692,164
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	1,454	1,454,000

		3,146,164

Total Short-Term Investments — 4.3% (Cost: $3,144,187)		3,146,164

Total Investments in Securities — 102.7% (Cost: $71,843,560)		74,342,736

Other Assets, Less Liabilities — (2.7)%		(1,959,726)

Net Assets — 100.0%		$72,383,010

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,288,019	$—		$(1,596,527)	(a)	$(571)	$1,243	$1,692,164	1,691	$ 15,591	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	861,000	593,000	(a)	—		—	—	1,454,000	1,454	5,552		—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	3,180,495	—		—		—	54,825	3,235,320	129	83,012		—

						$(571)	$56,068	$6,381,484		$104,155		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$67,961,252	$—	$67,961,252
Investment Companies	3,235,320	—	—	3,235,320
Money Market Funds	3,146,164	—	—	3,146,164

	$6,381,484	$67,961,252	$—	$74,342,736

See notes to financial statements.

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2020

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$27,031,683	$67,961,252
Affiliated(c)	1,745,086	6,381,484
Cash	2,942	7,076
Receivables:
Investments sold	—	94,103
Securities lending income — Affiliated	238	425
Dividends	24	94
Interest	203,051	521,906

Total assets	28,983,024	74,966,340

LIABILITIES
Collateral on securities loaned, at value	1,214,120	1,689,453
Payables:
Investments purchased	203,524	888,062
Investment advisory fees	2,311	5,815

Total liabilities	1,419,955	2,583,330

NET ASSETS	$27,563,069	$72,383,010

NET ASSETS CONSIST OF:
Paid-in capital	$27,550,975	$70,316,457
Accumulated earnings	12,094	2,066,553

NET ASSETS	$27,563,069	$72,383,010

Shares outstanding	1,100,000	2,650,000

Net asset value	$25.06	$27.31

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$1,177,927	$1,545,933
(b) Investments, at cost — Unaffiliated	$26,088,920	$65,725,120
(c) Investments, at cost — Affiliated	$1,744,318	$6,118,440

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations

Year Ended October 31, 2020

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,247	$88,564
Interest — Unaffiliated	664,944	2,101,097
Securities lending income — Affiliated — net	8,107	15,591
Other income — Unaffiliated	221	1,045

Total investment income	674,519	2,206,297

EXPENSES
Investment advisory fees	26,318	82,182
Miscellaneous	264	264

Total expenses	26,582	82,446

Less:
Investment advisory fees waived	(225)	(4,065)

Total expenses after fees waived	26,357	78,381

Net investment income	648,162	2,127,916

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	48,450	13,753
Investments — Affiliated	552	(571)
In-kind redemptions — Unaffiliated	—	1,005,552

Net realized gain	49,002	1,018,734

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	404,402	448,651
Investments — Affiliated	397	56,068

Net change in unrealized appreciation (depreciation)	404,799	504,719

Net realized and unrealized gain	453,801	1,523,453

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,101,963	$3,651,369

See notes to financial statements.

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF		iShares iBonds Mar 2023 Term Corporate ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$648,162	$871,333	$2,127,916	$2,088,187
Net realized gain (loss)	49,002	(30,894)	1,018,734	10,004
Net change in unrealized appreciation (depreciation)	404,799	1,763,333	504,719	3,709,563

Net increase in net assets resulting from operations	1,101,963	2,603,772	3,651,369	5,807,754

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(680,553)	(896,599)	(2,161,736)	(2,074,956)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,255,736	(20,356,373)	(8,441,497)	15,606,635

NET ASSETS
Total increase (decrease) in net assets	1,677,146	(18,649,200)	(6,951,864)	19,339,433
Beginning of year	25,885,923	44,535,123	79,334,874	59,995,441

End of year	$27,563,069	$25,885,923	$72,383,010	$79,334,874

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)

Net asset value, beginning of year	$24.65	$23.44	$24.47	$24.80	$24.01

Net investment income(b)	0.61	0.65	0.66	0.66	0.68
Net realized and unrealized gain (loss)(c)	0.44	1.22	(1.04)	(0.33)	0.79

Net increase (decrease) from investment operations	1.05	1.87	(0.38)	0.33	1.47

Distributions(d)
From net investment income	(0.64)	(0.66)	(0.65)	(0.66)	(0.68)

Total distributions	(0.64)	(0.66)	(0.65)	(0.66)	(0.68)

Net asset value, end of year	$25.06	$24.65	$23.44	$24.47	$24.80

Total Return
Based on net asset value	4.33%	8.07%	(1.54)%	1.37%	6.24%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.46%	2.71%	2.76%	2.72%	2.77%

Supplemental Data
Net assets, end of year (000)	$27,563	$25,886	$44,535	$47,716	$42,157

Portfolio turnover rate(e)	9%	9%	5%	10%	12%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)

Net asset value, beginning of year	$26.89	$25.53	$26.66	$26.90	$25.91

Net investment income(b)	0.70	0.76	0.76	0.77	0.79
Net realized and unrealized gain (loss)(c)	0.43	1.36	(1.12)	(0.25)	0.99

Net increase (decrease) from investment operations	1.13	2.12	(0.36)	0.52	1.78

Distributions(d)
From net investment income	(0.71)	(0.76)	(0.77)	(0.76)	(0.79)

Total distributions	(0.71)	(0.76)	(0.77)	(0.76)	(0.79)

Net asset value, end of year	$27.31	$26.89	$25.53	$26.66	$26.90

Total Return
Based on net asset value	4.27%	8.43%	(1.37)%	2.01%	6.99%

Ratios to Average Net Assets
Total expenses(e)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived(e)	0.10%	0.10%	0.10%	0.10%	0.09%

Net investment income	2.59%	2.89%	2.95%	2.92%	3.01%

Supplemental Data
Net assets, end of year (000)	$72,383	$ 79,335	$ 59,995	$ 87,963	$ 82,041

Portfolio turnover rate(f)(g)	13%	5%	3%	12%	6%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Mar 2023 Term Corporate ex-Financials	Diversified
iBonds Mar 2023 Term Corporate	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
iBonds Mar 2023 Term Corporate ex-Financials	$26,584,098
iBonds Mar 2023 Term Corporate	80,314,439

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBonds Mar 2023 Term Corporate ex-Financials
Barclays Bank PLC	$628,938	$628,938		$—	$—
BofA Securities, Inc	39,334	39,334		—	—
JPMorgan Securities LLC	355,880	355,880		—	—
Wells Fargo Securities LLC	153,775	153,775		—	—

	1,177,927	1,177,927		—	—

iBonds Mar 2023 Term Corporate
Barclays Bank PLC	$49,585	$49,585		$—	$—
BofA Securities, Inc	78,969	78,969		—	—
Goldman Sachs & Co	35,108	35,108		—	—
JPMorgan Securities LLC	585,476	585,476		—	—
Morgan Stanley & Co. LLC	56,732	56,732		—	—
Wells Fargo Securities LLC	740,063	740,063		—	—

	1,545,933	1,545,933		—	—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBonds Mar 2023 Term Corporate ex-Financials	$2,410
iBonds Mar 2023 Term Corporate	4,629

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBonds Mar 2023 Term Corporate ex-Financials	$—	$8,351	$(5,329)
iBonds Mar 2023 Term Corporate	—	1,250,541	(164,301)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBonds Mar 2023 Term Corporate ex-Financials	$2,408,257	$2,550,458
iBonds Mar 2023 Term Corporate	11,767,828	10,740,439

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Mar 2023 Term Corporate ex-Financials	$1,234,530	$—
iBonds Mar 2023 Term Corporate	13,015,295	22,288,228

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements   (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
iBonds Mar 2023 Term Corporate	$1,005,552	$(1,005,552)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19

iBonds Mar 2023 Term Corporate ex-Financials Ordinary income	$ 680,553	$ 896,599

iBonds Mar 2023 Term Corporate Ordinary income	$2,161,736	$2,074,956

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
iBonds Mar 2023 Term Corporate ex-Financials	$52,011	$(978,265)	$938,348		$12,094
iBonds Mar 2023 Term Corporate	156,082	(573,177)	2,483,648		2,066,553

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

For the year ended October 31, 2020, the Funds utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized
iBonds Mar 2023 Term Corporate ex-Financials	$48,638
iBonds Mar 2023 Term Corporate	5,067

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Mar 2023 Term Corporate ex-Financials	$27,838,421	$939,406	$(1,058)	$938,348
iBonds Mar 2023 Term Corporate	71,859,088	2,486,866	(3,218)	2,483,648

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount

iBonds Mar 2023 Term Corporate ex-Financials
Shares sold	50,000	$1,255,736	—	$—
Shares redeemed	—	—	(850,000)	(20,356,373)

Net increase (decrease)	50,000	1,255,736	(850,000)	(20,356,373)

iBonds Mar 2023 Term Corporate
Shares sold	550,000	14,794,345	600,000	15,606,635
Shares redeemed	(850,000)	(23,235,842)	—	—

Net increase (decrease)	(300,000)	(8,441,497)	600,000	15,606,635

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements   (continued)

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF and

iShares iBonds Mar 2023 Term Corporate ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBonds Mar 2023 Term Corporate ex-Financials ETF and iShares iBonds Mar 2023 Term Corporate ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	33

Important Tax Information (unaudited)

For the fiscal year ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
iBonds Mar 2023 Term Corporate ex-Financials	$ 546,267
iBonds Mar 2023 Term Corporate	1,700,340

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest
iBonds Mar 2023 Term Corporate ex-Financials	$ 552
iBonds Mar 2023 Term Corporate	2,465

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF, iShares iBonds Mar 2023 Term Corporate ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	35

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Mar 2023 Term Corporate ex-Financials	$0.643503	$—	$—	$0.643503	100%	—%	—%	100%
iBonds Mar 2023 Term Corporate	0.710000	—	—	0.710000	100	—	—	100

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	37

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019)	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	39

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1007-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares iBonds 2021 Term High Yield and Income ETF | IBHA | Cboe BZX

•	iShares iBonds 2022 Term High Yield and Income ETF | IBHB | Cboe BZX

•	iShares iBonds 2023 Term High Yield and Income ETF | IBHC | Cboe BZX

•	iShares iBonds 2024 Term High Yield and Income ETF | IBHD | Cboe BZX

•	iShares iBonds 2025 Term High Yield and Income ETF | IBHE | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

U.S. high-yield corporate bonds advanced for the 12 months ended October 31, 2020 (“reporting period”). The Markit iBoxx USD Liquid High Yield Index, a broad measure of U.S. high-yield corporate bond performance, returned 1.56%.

U.S. economic growth was unusually volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis. The latter figure represented the largest quarterly economic contraction on record, as efforts to contain the virus through restrictions on travel and business led to widespread disruption of the U.S. economy.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. The U.S. economy rapidly rebalanced toward remote economic activity; working and shopping from home flourished, while traditional, in-person economic activity at malls, hotels, and restaurants remained subdued. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.1% in the third quarter of 2020.

In response to the pandemic and subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency cuts to short-term interest rates in March 2020, setting them near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later expanded its program by directly purchasing corporate bonds for the first time, including certain high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

High-yield bond prices reflected the volatility of the wider economy, declining sharply amid credit concerns as the pandemic spread, only to recover gradually following Fed interventions. The stability afforded by the Fed’s actions led to record high-yield bond issuance, beginning April 2020. The Fed’s bond buying program reassured markets that most issuers would have sufficient liquidity to meet their financing needs and obligations to bondholders. Consequently, demand for high-yield bonds was high, as investors sought yield in an environment of low and declining interest rates. Corporations responded by issuing bonds at a historically high pace, taking advantage of low yields to reduce borrowing costs and increase cash reserves in a time of economic uncertainty.

From a sector perspective, high-yield bonds issued by consumer non-cyclical companies posted the strongest returns, particularly those issued by healthcare companies, which benefited from the industry’s lower vulnerability to virus-related disruptions. Consumer cyclical company bonds also advanced, led by automotive companies amid the continued growth of the electric vehicle market. Bonds issued by technology companies posted solid returns, as demand for many types of technology hardware and software increased, driven by a rise in remote working and distanced learning. On the downside, energy company bond prices declined, as lower prices for oil and natural gas led to sharply reduced revenues.

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Fund Summary as of October 31, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2021 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2021, as represented by the Bloomberg Barclays 2021 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.90%	1.65%	0.90%	2.46%
Fund Market	0.95	1.76	0.95	2.62
Index	0.95	1.66	0.95	2.47

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,050.20	$ 1.80		$ 1,000.00	$ 1,023.40	$ 1.78		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® 2021 Term High Yield and Income ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

A	0.8%
Baa	39.6
Ba	32.9
B	19.6
Caa	3.4
Ca	0.1
Not Rated	1.7
Short-Term and Other Assets	1.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

CenturyLink Inc., Series S, 6.45%, 06/15/21	2.2%
Hughes Satellite Systems Corp., 7.63%, 06/15/21	2.1
DISH DBS Corp., 6.75%, 06/01/21	2.1
CSC Holdings LLC, 6.75%, 11/15/21	2.1
OneMain Finance Corp., 7.75%, 10/01/21	1.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2022 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2022, as represented by the Bloomberg Barclays 2022 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	2.15%	1.82%	2.15%	2.72%
Fund Market	2.40	2.10	2.40	3.14
Index	2.71	2.58	2.71	3.84

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,084.40	$ 1.83		$ 1,000.00	$ 1,023.40	$ 1.78		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

A	0.7%
Baa	11.6
Ba	56.7
B	20.9
Caa	7.9
Not Rated	1.4
Short-Term and Other Assets	0.8

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Sprint Communications Inc., 6.00%, 11/15/22	3.1%
DISH DBS Corp., 5.88%, 07/15/22	2.8
CenturyLink Inc., Series T, 5.80%, 03/15/22	1.9
Occidental Petroleum Corp., 2.70%, 08/15/22	1.8
CIT Group Inc., 5.00%, 08/15/22	1.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2023 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2023, as represented by the Bloomberg Barclays 2023 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.16%	1.58%	1.16%	2.36%
Fund Market	1.54	1.92	1.54	2.87
Index	2.67	3.08	2.67	4.59

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,089.50	$ 1.84		$ 1,000.00	$ 1,023.40	$ 1.78		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	3.0%
Ba	43.2
B	30.6
Caa	18.8
Not Rated	2.8
Short-Term and Other Assets	1.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Sprint Corp., 7.88%, 09/15/23	3.2%
Carnival Corp., 11.50%, 04/01/23	3.0
CHS/Community Health Systems Inc., 6.25%, 03/31/23	2.6
Ligado Networks LLC (15.50% PIK), 15.50%, 11/01/23	2.6
Tenet Healthcare Corp., 6.75%, 06/15/23	2.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2024 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2024, as represented by the Bloomberg Barclays 2024 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(1.72)%	0.88%	(1.72)%	1.31%
Fund Market	(1.27)	1.16	(1.27)	1.73
Index	(0.50)	1.63	(0.50)	2.43

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,080.20	$ 1.83		$ 1,000.00	$ 1,023.40	$ 1.78		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	0.7%
Ba	48.1
B	34.8
Caa	12.5
Not Rated	1.6
Short-Term and Other Assets	2.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Sprint Corp., 7.13%, 06/15/24	2.5%
Occidental Petroleum Corp., 2.90%, 08/15/24	1.9
Ford Motor Credit Co. LLC, 5.58%, 03/18/24	1.8
DISH DBS Corp., 5.88%, 11/15/24	1.7
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24	1.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2025 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2025, as represented by the Bloomberg Barclays 2025 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.71%	3.09%	1.71%	4.64%
Fund Market	1.83	3.28	1.83	4.92
Index	1.89	3.27	1.89	4.88

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,098.20	$ 1.85		$ 1,000.00	$ 1,023.40	$ 1.78		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	1.7%
Ba	42.6
B	39.1
Caa	13.7
Not Rated	1.3
Short-Term and Other Assets	1.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Ford Motor Co., 9.00%, 04/22/25	1.5%
Caesars Entertainment Inc., 6.25%, 07/01/25	1.3
Bausch Health Companies Inc., 6.13%, 04/15/25	1.2
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25	1.1
HCA Inc., 5.38%, 02/01/25	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	15

Schedule of Investments October 31, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.2%
Boeing Co. (The)
2.30%, 08/01/21	$150	$150,814
2.35%, 10/30/21	100	101,396
8.75%, 08/15/21	100	105,488
Howmet Aerospace Inc., 5.40%, 04/15/21 (Call 01/15/21)	200	200,948
Northrop Grumman Corp., 3.50%, 03/15/21	30	30,349

		588,995

Agriculture — 0.7%
Altria Group Inc., 4.75%, 05/05/21	180	184,003

Airlines — 2.1%
Air Canada, 7.75%, 04/15/21(a)	200	199,900
Delta Air Lines Inc., 3.40%, 04/19/21(b)	360	359,813

		559,713

Auto Manufacturers — 3.9%
Ford Motor Credit Co. LLC
3.81%, 10/12/21	300	301,449
5.88%, 08/02/21	200	203,938
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	175	177,338
4.20%, 11/06/21	200	206,200
4.38%, 09/25/21	150	154,551

		1,043,476

Banks — 5.8%
Barclays PLC, 3.20%, 08/10/21	300	306,207
CIT Group Inc., 4.13%, 03/09/21 (Call 02/09/21)	275	276,730
Deutsche Bank AG, 3.38%, 05/12/21	25	25,286
Deutsche Bank AG/New York NY
3.15%, 01/22/21	100	100,442
4.25%, 10/14/21	350	359,947
Huntington Bancshares Inc./OH, 3.15%, 03/14/21 (Call 02/14/21)	55	55,438
KeyCorp, 5.10%, 03/24/21	55	56,029
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	150	155,571
Santander UK Group Holdings PLC, 2.88%, 08/05/21	200	203,676

		1,539,326

Beverages — 0.9%
Keurig Dr Pepper Inc., 3.55%, 05/25/21	155	157,728
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)	80	80,826

		238,554

Biotechnology — 0.7%
Amgen Inc., 3.88%, 11/15/21 (Call 08/15/21)	170	174,433

Chemicals — 1.0%
LyondellBasell Industries NV, 6.00%, 11/15/21 (Call 08/17/21)	200	208,422
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)	50	51,114

		259,536

Commercial Services — 1.2%
Equifax Inc., 3.60%, 08/15/21	100	102,476
Global Payments Inc., 3.80%, 04/01/21 (Call 03/01/21)	75	75,800
Nielsen Co Luxembourg Sarl (The), 5.50%, 10/01/21 (Call 11/30/20)(a)	84	84,178
Verisk Analytics Inc., 5.80%, 05/01/21	50	51,249

		313,703

Computers — 2.2%
Dell Inc., 4.63%, 04/01/21	125	126,444

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp., 5.88%, 06/15/21 (Call 11/16/20)(a)	$259	$259,552
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)	50	51,301
HP Inc., 4.65%, 12/09/21	75	78,476
Vericast Corp., 9.25%, 03/01/21 (Call 11/27/20)(a)	58	58,119

		573,892

Diversified Financial Services — 9.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	150	152,220
5.00%, 10/01/21(b)	150	154,302
Air Lease Corp., 3.38%, 06/01/21	150	151,767
Aircastle Ltd., 5.13%, 03/15/21	100	101,363
Ally Financial Inc., 4.25%, 04/15/21	100	101,505
Avation Capital SA, 6.50%, 05/15/21 (Call 11/30/20)(a)	100	66,404
Capital One Financial Corp.
3.45%, 04/30/21 (Call 03/30/21)	100	101,264
4.75%, 07/15/21	300	309,063
Jefferies Group LLC, 6.88%, 04/15/21	60	61,615
Navient Corp.
5.88%, 03/25/21	230	232,376
6.63%, 07/26/21	315	321,271
OneMain Finance Corp., 7.75%, 10/01/21	500	521,440
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)	125	127,329

		2,401,919

Electric — 3.0%
CenterPoint Energy Inc., 3.60%, 11/01/21	80	82,482
Dominion Energy Inc.
2.72%, 08/15/21(c)	100	101,635
4.10%, 04/01/21(c)	100	101,485
Duke Energy Corp., 1.80%, 09/01/21 (Call 08/01/21)	100	101,062
NextEra Energy Capital Holdings Inc., 2.40%, 09/01/21	180	183,132
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)	50	50,699
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	125	126,456
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	50	51,086

		798,037

Electrical Components & Equipment — 1.1%
WESCO Distribution Inc., 5.38%, 12/15/21 (Call 11/30/20)	280	280,370

Electronics — 0.5%
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	55	55,577
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)	80	81,934

		137,511

Environmental Control — 1.1%
Tervita Corp., 7.63%, 12/01/21 (Call 12/01/20)(a)	300	288,633

Food — 1.6%
General Mills Inc., 3.15%, 12/15/21 (Call 09/15/21)	100	102,357
JM Smucker Co. (The), 3.50%, 10/15/21	30	30,875
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	100	102,319
3.30%, 01/15/21 (Call 12/15/20)	50	50,174
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)	50	50,626
Tyson Foods Inc., 2.25%, 08/23/21 (Call 07/23/21)	100	101,370

		437,721

Gas — 0.2%
National Fuel Gas Co., 4.90%, 12/01/21 (Call 09/01/21)	50	51,632

Health Care - Products — 0.1%
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	30	30,188

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 0.3%
Anthem Inc., 3.70%, 08/15/21 (Call 05/15/21)	$75	$76,345

Home Builders — 4.6%
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	375	390,683
Lennar Corp.
4.75%, 04/01/21 (Call 02/01/21)(b)	160	161,251
6.25%, 12/15/21 (Call 06/15/21)(b)	340	349,948
8.38%, 01/15/21	125	126,803
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	200	201,280

		1,229,965

Insurance — 2.5%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)	130	130,931
Genworth Holdings Inc.
7.20%, 02/15/21	135	135,510
7.63%, 09/24/21	340	339,113
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)	50	51,123

		656,677

Internet — 1.0%
Netflix Inc., 5.38%, 02/01/21	260	262,426

Lodging — 0.7%
Marriott International Inc./MD, Series N, 3.13%, 10/15/21 (Call 07/15/21)	50	50,687
Wyndham Destinations Inc., 5.63%, 03/01/21	125	125,626

		176,313

Machinery — 0.8%
CNH Industrial Capital LLC
3.88%, 10/15/21	50	51,309
4.88%, 04/01/21	50	50,795
Xylem Inc., 4.88%, 10/01/21	100	103,936

		206,040

Manufacturing — 3.1%
Bombardier Inc., 8.75%, 12/01/21(a)(b)	410	408,323
General Electric Co., 4.65%, 10/17/21	400	416,008

		824,331

Media — 4.9%
CSC Holdings LLC, 6.75%, 11/15/21	525	548,998
DISH DBS Corp., 6.75%, 06/01/21	550	561,060
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	150	152,861
4.13%, 02/15/21 (Call 11/15/20)	50	50,120

		1,313,039

Mining — 0.3%
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	75	76,873

Office & Business Equipment — 0.6%
Xerox Corp., 4.50%, 05/15/21(b)	162	164,475

Oil & Gas — 5.6%
Antero Resources Corp., 5.38%, 11/01/21 (Call 11/01/20)	225	225,252
Apache Corp., 3.63%, 02/01/21 (Call 11/01/20)(b)	150	150,000
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	75	76,569
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	15	15,137
EQT Corp., 4.88%, 11/15/21	125	127,160
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 11/30/20)(a)	50	28,425
Marathon Petroleum Corp., 5.13%, 03/01/21	55	55,832

Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
2.60%, 08/13/21	$300	$292,878
4.85%, 03/15/21 (Call 02/15/21)	75	74,989
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	450	449,730

		1,495,972

Oil & Gas Services — 0.2%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	60	61,178

Packaging & Containers — 1.0%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)	50	51,357
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)	225	225,758

		277,115

Pharmaceuticals — 7.0%
AbbVie Inc.
2.15%, 11/19/21(a)	150	152,693
2.30%, 05/14/21 (Call 04/14/21)	80	80,694
5.00%, 12/15/21 (Call 09/16/21)(a)	200	207,622
Becton Dickinson and Co., 3.13%, 11/08/21	100	102,638
Cigna Corp., 3.40%, 09/17/21	55	56,456
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	175	176,529
3.35%, 03/09/21	180	181,868
Elanco Animal Health Inc., 4.91%, 08/27/21	350	358,095
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	280	284,147
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	53	53,844
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21 (Call 10/26/21)	200	207,010

		1,861,596

Pipelines — 6.1%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/20)(a)	275	266,860
ANR Pipeline Co., 9.63%, 11/01/21	25	27,132
DCP Midstream Operating LP, 4.75%, 09/30/21 (Call 06/30/21)(a)	365	374,778
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	25	25,568
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)	125	126,608
Enterprise Products Operating LLC, 2.80%, 02/15/21	55	55,383
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	75	75,359
5.00%, 10/01/21 (Call 07/01/21)	75	77,184
NuStar Logistics LP, 6.75%, 02/01/21	125	126,035
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/01/20)	50	50,000
Western Midstream Operating LP, 5.38%, 06/01/21 (Call 03/01/21)	350	351,981
Williams Companies Inc. (The), 4.00%, 11/15/21 (Call 08/15/21)	75	76,931

		1,633,819

Real Estate Investment Trusts — 3.8%
Boston Properties LP, 4.13%, 05/15/21 (Call 02/15/21)	35	35,365
Diversified Healthcare Trust, 6.75%, 12/15/21 (Call 06/15/21)	225	229,095
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 08/01/21 (Call 11/30/20)(a)	200	199,196
Service Properties Trust, 4.25%, 02/15/21 (Call 11/15/20)	7	6,963
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	165	165,043
5.00%, 12/15/21 (Call 09/15/21)	385	382,078

		1,017,740

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 4.5%
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	$30	$30,175
Lowe’s Companies Inc., 3.75%, 04/15/21 (Call 01/15/21)	50	50,344
Macy’s Retail Holdings Inc., 3.45%, 01/15/21 (Call 12/15/20)	290	288,307
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)(b)	250	248,610
O’Reilly Automotive Inc., 4.63%, 09/15/21 (Call 06/15/21)	100	102,452
Starbucks Corp., 2.10%, 02/04/21 (Call 01/04/21)	30	30,079
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	125	128,141
Yum! Brands Inc., 3.75%, 11/01/21 (Call 08/01/21)	300	304,419

		1,182,527

Savings & Loans — 0.1%
First Niagara Financial Group Inc., 7.25%, 12/15/21	25	26,828

Semiconductors — 1.2%
Analog Devices Inc., 2.50%, 12/05/21 (Call 11/05/21)	50	50,996
Broadcom Inc., 3.13%, 04/15/21	50	50,508
Microchip Technology Inc., 3.92%, 06/01/21	200	203,786

		305,290

Telecommunications — 10.5%
CenturyLink Inc., Series S, 6.45%, 06/15/21	575	588,731
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 12/01/20)(a)	202	194,797
Hughes Satellite Systems Corp., 7.63%, 06/15/21	550	566,280
Orange SA, 4.13%, 09/14/21	100	103,195
Qwest Corp., 6.75%, 12/01/21	475	498,047
Sprint Communications Inc., 11.50%, 11/15/21	300	327,330
Sprint Corp., 7.25%, 09/15/21	325	338,565
Telefonica Emisiones SA, 5.46%, 02/16/21	130	131,856
Verizon Communications Inc., 3.45%, 03/15/21	50	50,568

		2,799,369

Transportation — 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 11/30/20)(a)	225	155,396
Ryder System Inc., 3.45%, 11/15/21 (Call 10/15/21)	100	102,775
Union Pacific Corp., 3.20%, 06/08/21	80	81,356

		339,527

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.7%
Fly Leasing Ltd., 6.38%, 10/15/21 (Call 11/30/20)	$200	$198,662

Total Corporate Bonds & Notes — 98.1% (Cost: $26,026,213)		26,087,749

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	1,241	1,241,761
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	610	610,000

		1,851,761

Total Short-Term Investments — 7.0% (Cost: $1,851,340)		1,851,761

Total Investments in Securities — 105.1% (Cost: $27,877,553)		27,939,510

Other Assets, Less Liabilities — (5.1)%		(1,359,557)

Net Assets — 100.0%		$26,579,953

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,021,127	$220,535	(a)	$—		$(322)	$421	$1,241,761	1,241	$11,619	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	969,000	—		(359,000	)(a)	—	—	610,000	610	2,398		—

						$(322)	$421	$1,851,761		$14,017		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$26,087,749	$—	$26,087,749
Money Market Funds	1,851,761	—	—	1,851,761

	$1,851,761	$26,087,749	$—	$27,939,510

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments October 31, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.1%
Boeing Co. (The), 2.70%, 05/01/22	$50	$50,846
Howmet Aerospace Inc., 5.87%, 02/23/22	150	158,247

		209,093

Agriculture — 1.2%
Altria Group Inc., 2.85%, 08/09/22	125	130,120
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/21)(a)	91	93,877

		223,997

Airlines — 2.4%
American Airlines Group Inc., 5.00%, 06/01/22(a)	178	115,618
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)	255	249,795
United Airlines Holdings Inc., 4.25%, 10/01/22(b)	105	95,480

		460,893

Auto Manufacturers — 4.1%
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 04/15/21)(a)(b)	100	100,739
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	100	99,048
3.22%, 01/09/22	75	74,719
3.35%, 11/01/22	125	124,479
3.55%, 10/07/22(b)	110	109,941
4.25%, 09/20/22	75	76,049
5.60%, 01/07/22(b)	125	127,990
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	15	15,433
3.55%, 07/08/22	50	51,866

		780,264

Auto Parts & Equipment — 0.9%
ZF North America Capital Inc., 4.50%, 04/29/22(a)	170	175,030

Banks — 3.1%
CIT Group Inc., 5.00%, 08/15/22	310	326,737
Deutsche Bank AG/New York NY, Series D, 5.00%, 02/14/22	150	157,051
Morgan Stanley, 4.88%, 11/01/22	50	54,132
Natwest Group PLC, 6.13%, 12/15/22	50	54,740

		592,660

Beverages — 1.0%
Ajecorp BV, 6.50%, 05/14/22 (Call 11/30/20)(a)	80	79,754
Constellation Brands Inc., 2.65%, 11/07/22 (Call 10/07/22)	100	104,013

		183,767

Chemicals — 0.9%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(b)	158	166,083

Commercial Services — 4.1%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/20)(a)	53	38,237
ADT Security Corp. (The), 3.50%, 07/15/22	306	311,266
APX Group Inc., 7.88%, 12/01/22 (Call 12/01/20)	170	169,774
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(a)	189	189,227
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)	75	70,339

		778,843

Computers — 1.2%
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	50	53,307
Vericast Corp., 8.38%, 08/15/22 (Call 02/15/21)(a)	180	176,906

		230,213

Security	Par (000)	Value

Cosmetics & Personal Care — 2.0%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/21)(a)	$105	$107,067
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/21)(a)	125	127,461
Edgewell Personal Care Co., 4.70%, 05/24/22	135	139,292

		373,820

Diversified Financial Services — 5.2%
Ally Financial Inc., 4.63%, 05/19/22	50	52,766
Navient Corp.
6.50%, 06/15/22	251	257,802
7.25%, 01/25/22	230	237,279
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/20)(a)	73	67,896
OneMain Finance Corp., 6.13%, 05/15/22	236	246,268
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/20)(a)	75	74,380
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	50	51,576

		987,967

Electric — 1.1%
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	50	52,138
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	50	50,045
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	110	113,879

		216,062

Electronics — 0.4%
Ingram Micro Inc., 5.00%, 08/10/22 (Call 02/10/22)(b)	70	71,357

Engineering & Construction — 0.5%
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/21)	90	92,261

Entertainment — 1.8%
Cinemark USA Inc., 5.13%, 12/15/22 (Call 12/15/20)	105	91,092
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(a)	250	256,092

		347,184

Food — 1.6%
Kraft Heinz Foods Co., 3.50%, 06/06/22	240	250,620
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	50	52,713

		303,333

Health Care - Services — 1.4%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	50	51,951
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	205	213,145

		265,096

Holding Companies - Diversified — 1.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 02/01/22 (Call 02/01/21)	292	292,686

Home Builders — 4.2%
KB Home, 7.50%, 09/15/22	90	98,497
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	140	143,512
4.75%, 11/15/22 (Call 08/15/22)	245	257,657
Meritage Homes Corp., 7.00%, 04/01/22	90	95,782
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 04/01/21)	90	91,719
Toll Brothers Finance Corp., 5.88%, 02/15/22 (Call 11/15/21)	110	114,419

		801,586

Housewares — 0.4%
Newell Brands Inc., 4.00%, 06/15/22 (Call 03/15/22)(b)	80	82,757

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 2.1%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	$124	$126,588
Netflix Inc., 5.50%, 02/15/22	175	183,901
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	95	97,637

		408,126

Leisure Time — 0.8%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160	142,997

Lodging — 2.3%
MGM Resorts International, 7.75%, 03/15/22	256	269,100
Wyndham Destinations Inc., 4.25%, 03/01/22 (Call 12/01/21)	160	160,782

		429,882

Manufacturing — 2.5%
Bombardier Inc.
5.75%, 03/15/22(a)	120	115,404
6.00%, 10/15/22 (Call 11/30/20)(a)	336	299,675
General Electric Co., 3.15%, 09/07/22	50	52,171

		467,250

Media — 8.0%
AMC Networks Inc., 4.75%, 12/15/22 (Call 12/15/20)	98	98,036
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	100	105,962
CSC Holdings LLC, 5.88%, 09/15/22	185	195,750
DISH DBS Corp., 5.88%, 07/15/22	511	525,686
Sirius XM Radio Inc., 3.88%, 08/01/22 (Call 08/01/21)(a)	256	258,325
Urban One Inc., 7.38%, 04/15/22 (Call 11/30/20)(a)	90	83,723
Videotron Ltd., 5.00%, 07/15/22	240	251,379

		1,518,861

Metal Fabricate & Hardware — 0.4%
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/21)(a)	81	80,335

Mining — 3.4%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22(b)	150	158,570
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22 (Call 02/15/22)(a)	235	240,499
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Call 12/01/21)	138	140,095
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/20)(a)	75	59,604
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 06/15/21)(a)	60	57,722

		656,490

Office & Business Equipment — 0.4%
Xerox Corp., 4.07%, 03/17/22	74	75,831

Oil & Gas — 11.6%
Antero Resources Corp., 5.13%, 12/01/22 (Call 11/30/20)	180	166,793
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)(b)	100	99,630
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22 (Call 01/15/21)(b)	95	94,467
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	125	123,854
Continental Resources Inc./OK, 5.00%, 09/15/22 (Call 11/30/20)	290	287,100
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	205	204,873
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	25	25,504
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	4	4,074
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	82	79,311
4.95%, 12/01/22 (Call 09/01/22)	90	86,066
Newfield Exploration Co., 5.75%, 01/30/22	200	201,078

Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	$55	$51,586
2.70%, 08/15/22	381	351,937
3.13%, 02/15/22 (Call 11/15/21)	115	109,468
QEP Resources Inc., 5.38%, 10/01/22 (Call 07/01/22)	115	100,530
Range Resources Corp., 5.00%, 08/15/22 (Call 05/15/22)(b)	102	102,061
SM Energy Co., 6.13%, 11/15/22 (Call 11/15/20)	75	56,431
Teine Energy Ltd., 6.88%, 09/30/22 (Call 11/30/20)(a)	60	59,700

		2,204,463

Packaging & Containers — 2.7%
Ball Corp., 5.00%, 03/15/22	280	291,642
Graphic Packaging International LLC, 4.88%, 11/15/22 (Call 08/15/22)	65	67,527
Sealed Air Corp., 4.88%, 12/01/22 (Call 09/01/22)(a)	150	158,220

		517,389

Pharmaceuticals — 2.5%
AbbVie Inc.
2.30%, 11/21/22(a)	50	51,800
2.90%, 11/06/22	200	209,488
3.45%, 03/15/22 (Call 01/15/22)(a)	50	51,756
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	50	51,724
CVS Health Corp., 3.50%, 07/20/22 (Call 05/20/22)	50	52,331
Upjohn Inc., 1.13%, 06/22/22(a)	50	50,464

		467,563

Pipelines — 3.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(a)	190	184,498
DCP Midstream Operating LP, 4.95%, 04/01/22 (Call 01/01/22)	95	96,427
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	50	52,685
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)	70	70,002
Ruby Pipeline LLC, 7.75%, 04/01/22(a)	126	106,105
Sunoco Logistics Partners Operations LP, 4.65%, 02/15/22	15	15,573
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	180	180,180

		705,470

Real Estate Investment Trusts — 3.1%
CoreCivic Inc., 5.00%, 10/15/22 (Call 07/15/22)	75	71,991
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)	125	121,464
Mack-Cali Realty LP, 4.50%, 04/18/22 (Call 01/18/22)	75	72,487
SBA Communications Corp., 4.00%, 10/01/22 (Call 10/01/21)	200	201,588
Service Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	130	129,595

		597,125

Retail — 0.8%
L Brands Inc., 5.63%, 02/15/22	50	51,686
Macy’s Retail Holdings LLC, 3.88%, 01/15/22 (Call 10/15/21)	115	108,660

		160,346

Semiconductors — 0.8%
Advanced Micro Devices Inc., 7.50%, 08/15/22	133	147,018

Software — 0.8%
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/21)(b)(c)	100	100,399
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	50	51,927

		152,326

Telecommunications — 9.3%
CenturyLink Inc., Series T, 5.80%, 03/15/22	346	359,823

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 11/02/20)	$115	$115,000
Metropolitan Light Co. Ltd., 5.50%, 11/21/22 (Call 11/21/20)(a)	125	128,437
Nokia OYJ, 3.38%, 06/12/22	125	127,585
Sprint Communications Inc., 6.00%, 11/15/22	547	585,033
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	256	265,587
T-Mobile USA Inc., 4.00%, 04/15/22 (Call 03/16/22)(b)	110	113,680
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/21)(a)	90	82,316

		1,777,461

Transportation — 2.3%
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 11/15/20)(a)	75	76,207
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/20)(a)	65	59,745
XPO Logistics Inc., 6.50%, 06/15/22 (Call 11/30/20)(a)	296	296,956

		432,908

Trucking & Leasing — 0.9%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/21)(a)	165	163,926

Total Corporate Bonds & Notes — 98.5% (Cost: $18,415,073)		18,740,719

Floating Rate Loan Interests

Oil & Gas — 0.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 2020 2nd Lien Term Loan, 1.00%, 11/01/25(d)	131	137,713

Total Floating Rate Loan Interests — 0.7% (Cost: $131,000)		137,713

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(e)(f)(g)	1,096	$1,096,376
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	691	691,000

		1,787,376

Total Short-Term Investments — 9.4% (Cost: $1,787,057)		1,787,376

Total Investments in Securities — 108.6% (Cost: $20,333,130)		20,665,808

Other Assets, Less Liabilities — (8.6)%		(1,639,000)

Net Assets — 100.0%		$19,026,808

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Fixed rate.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$648,905	$446,986	(a)	$—	$166	$319	$1,096,376	1,096	$5,779	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	326,000	365,000	(a)	—	—	—	691,000	691	1,778		—

					$166	$319	$1,787,376		$7,557		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$18,740,719	$—	$18,740,719
Floating Rate Loan Interests	—	137,713	—	137,713
Money Market Funds	1,787,376	—	—	1,787,376

	$1,787,376	$18,878,432	$—	$20,665,808

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments October 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.2%
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	$45	$40,393

Airlines — 1.0%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	101	86,911
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	85	81,052

		167,963

Auto Manufacturers — 5.6%
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 11/30/20)(b)	80	80,800
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	220	233,917
Ford Motor Co., 8.50%, 04/21/23	145	160,023
Ford Motor Credit Co. LLC
3.09%, 01/09/23(a)	145	143,585
3.10%, 05/04/23	50	49,301
4.38%, 08/06/23	145	147,907
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 11/30/20)(b)	105	102,455

		917,988

Auto Parts & Equipment — 1.0%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 11/30/20)	170	168,966

Banks — 2.0%
CIT Group Inc., 5.00%, 08/01/23	120	129,268
Commerzbank AG, 8.13%, 09/19/23(b)	175	201,108

		330,376

Building Materials — 0.4%
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(b)	60	64,350

Chemicals — 2.2%
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 11/30/20)	14	14,399
CF Industries Inc., 3.45%, 06/01/23	115	117,569
Chemours Co. (The), 6.63%, 05/15/23 (Call 11/30/20)	145	144,458
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 11/16/20)(b)	100	92,211

		368,637

Commercial Services — 2.5%
ADT Security Corp. (The), 4.13%, 06/15/23(a)	110	114,338
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 11/10/20)(b)	95	95,193
APX Group Inc., 7.63%, 09/01/23 (Call 11/30/20)	70	70,566
Sabre GLBL Inc., 5.25%, 11/15/23 (Call 11/30/20)(a)(b)	90	88,276
WEX Inc., 4.75%, 02/01/23 (Call 11/30/20)(b)	50	50,102

		418,475

Computers — 1.0%
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	170	173,509

Cosmetics & Personal Care — 0.5%
Avon Products Inc., 7.00%, 03/15/23	80	86,046

Distribution & Wholesale — 0.6%
Avient Corp., 5.25%, 03/15/23	95	102,059

Diversified Financial Services — 3.2%
Navient Corp.
5.50%, 01/25/23	155	154,667
7.25%, 09/25/23	90	94,359
OneMain Finance Corp.
5.63%, 03/15/23	160	166,539
8.25%, 10/01/23	45	49,853

Security	Par (000)	Value

Diversified Financial Services (continued)
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 11/30/20)(a)(b)	$65	$59,528

		524,946

Electric — 0.3%
InterGen NV, 7.00%, 06/30/23 (Call 11/30/20)(b)	50	47,652

Electrical Components & Equipment — 0.4%
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	60	61,904

Electronics — 0.6%
Sensata Technologies BV, 4.88%, 10/15/23(b)	95	100,808

Energy - Alternate Sources — 0.6%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	105	107,418

Entertainment — 0.8%
Cinemark USA Inc., 4.88%, 06/01/23 (Call 11/30/20)	115	96,280
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 11/30/20)(b)	40	36,878

		133,158

Food — 2.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 02/15/23 (Call 12/15/22)(a)(b)	140	142,240
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 11/30/20)(b)	120	114,791
Ingles Markets Inc., 5.75%, 06/15/23 (Call 11/30/20)	26	26,217
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)	150	160,458

		443,706

Forest Products & Paper — 0.3%
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 11/30/20)(a)	55	54,448

Gas — 0.3%
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 11/30/20)(b)	60	55,934

Hand & Machine Tools — 0.3%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 11/30/20)(a)(b)	50	46,165

Health Care - Services — 7.6%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 11/30/20)	80	80,530
CHS/Community Health Systems Inc., 6.25%, 03/31/23 (Call 11/30/20)	440	436,084
Encompass Health Corp., 5.13%, 03/15/23 (Call 11/30/20)	35	35,162
HCA Inc., 5.88%, 05/01/23	200	217,610
MEDNAX Inc., 5.25%, 12/01/23 (Call 11/30/20)(b)	115	115,745
Tenet Healthcare Corp., 6.75%, 06/15/23	345	363,802

		1,248,933

Holding Companies - Diversified — 0.4%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	75	67,574

Home Builders — 1.4%
KB Home, 7.63%, 05/15/23 (Call 11/15/22)(a)	70	77,084
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	50	54,153
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.88%, 04/15/23 (Call 01/15/23)(b)	45	47,550
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)	50	52,422

		231,209

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings — 0.3%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 11/30/20)	$55	$55,872

Household Products & Wares — 1.0%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 11/15/20)(a)	50	50,810
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 11/30/20)(b)	105	106,774

		157,584

Housewares — 1.4%
Newell Brands Inc., 4.35%, 04/01/23 (Call 02/01/23)	225	234,821

Insurance — 0.7%
Genworth Holdings Inc., 4.90%, 08/15/23	55	51,258
MGIC Investment Corp., 5.75%, 08/15/23	55	58,630

		109,888

Internet — 0.5%
VeriSign Inc., 4.63%, 05/01/23 (Call 11/30/20)	90	90,861

Iron & Steel — 1.3%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(a)	90	90,978
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)(a)	45	46,439
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	70	73,186

		210,603

Leisure Time — 5.8%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(b)	450	495,270
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 11/30/20)(b)	70	63,711
Royal Caribbean Cruises Ltd.
9.13%, 06/15/23 (Call 03/15/23)(b)	150	156,192
10.88%, 06/01/23 (Call 03/01/23)(a)(b)	175	190,887
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 11/30/20)	45	45,261

		951,321

Lodging — 2.6%
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 11/30/20)(b)	80	75,278
MGM Resorts International, 6.00%, 03/15/23	200	208,018
Wyndham Destinations Inc., 3.90%, 03/01/23 (Call 12/01/22)	75	74,138
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(b)	75	71,504

		428,938

Machinery — 0.5%
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 11/30/20)(b)	30	30,392
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 11/30/20)(a)(b)	60	58,135

		88,527

Manufacturing — 1.5%
Bombardier Inc., 6.13%, 01/15/23(b)	200	172,354
LSB Industries Inc., 9.63%, 05/01/23 (Call 11/30/20)(a)(b)	75	73,791

		246,145

Media — 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/23 (Call 11/16/20)(b)	110	111,101
DISH DBS Corp., 5.00%, 03/15/23	255	256,994
Quebecor Media Inc., 5.75%, 01/15/23	150	161,250
Townsquare Media Inc., 6.50%, 04/01/23 (Call 11/30/20)(a)(b)	40	37,440

		566,785

Metal Fabricate & Hardware — 0.8%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 11/30/20)(b)	125	126,100

Security	Par (000)	Value

Mining — 2.4%
FMG Resources August 2006 Pty Ltd., 5.13%, 03/15/23 (Call 12/15/22)(b)	$105	$109,743
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	275	283,451

		393,194

Office & Business Equipment — 1.4%
Pitney Bowes Inc., 5.95%, 04/01/23 (Call 03/01/23)	58	58,463
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	170	176,944

		235,407

Oil & Gas — 7.6%
Antero Resources Corp., 5.63%, 06/01/23 (Call 11/30/20)(a)	100	82,977
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.75%, 04/15/23 (Call 11/30/20)	55	52,800
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	80	81,193
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)	235	223,567
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 11/30/20)(b)	50	37,116
Montage Resources Corp., 8.88%, 07/15/23 (Call 11/13/20)	60	61,254
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)	190	170,227
Precision Drilling Corp., 7.75%, 12/15/23 (Call 11/16/20)	40	30,283
QEP Resources Inc., 5.25%, 05/01/23 (Call 02/01/23)	100	78,972
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)(a)	85	82,594
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 11/30/20)(b)	60	59,592
6.88%, 06/30/23 (Call 11/30/20)(b)	55	54,973
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 11/30/20)	150	150,666
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/30/20)(b)	75	48,955
WPX Energy Inc., 8.25%, 08/01/23 (Call 06/01/23)	35	39,323

		1,254,492

Oil & Gas Services — 0.4%
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 11/30/20)(b)	70	70,099

Packaging & Containers — 4.0%
Ball Corp., 4.00%, 11/15/23	170	179,745
Berry Global Inc., 5.13%, 07/15/23 (Call 11/30/20)(a)	37	37,459
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	170	176,975
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(b)	60	60,665
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	110	115,790
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23 (Call 11/30/20)(a)(b)	7	7,084
Sealed Air Corp., 5.25%, 04/01/23 (Call 01/01/23)(b)	80	84,526

		662,244

Pharmaceuticals — 1.4%
Bausch Health Companies Inc., 5.50%, 03/01/23 (Call 11/30/20)(a)(b)	46	46,007
Elanco Animal Health Inc., 5.27%, 08/28/23 (Call 07/28/23)(a)	165	179,220

		225,227

Pipelines — 5.1%
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	80	79,033
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 11/16/20)	110	106,691
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 12/15/22)	80	80,292
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	180	179,042
Genesis Energy LP/Genesis Energy Finance Corp., 6.00%, 05/15/23 (Call 11/30/20)	60	54,742

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/30/20)	$75	$40,415
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 11/30/20)	80	61,718
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 4.75%, 10/01/23 (Call 11/30/20)(b)	85	81,053
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 11/30/20)	70	70,062
5.25%, 05/01/23 (Call 11/02/20)	90	90,000

		843,048

Real Estate — 1.0%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	90	95,252
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(b)	65	64,826

		160,078

Real Estate Investment Trusts — 3.7%
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)(a)	45	41,189
EPR Properties, 5.25%, 07/15/23 (Call 04/15/23)	50	48,700
GEO Group Inc. (The), 5.13%, 04/01/23 (Call 11/30/20)(a)	35	27,650
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 02/15/23)	40	36,648
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 11/30/20)	60	59,100
Service Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)	85	81,595
Starwood Property Trust Inc., 5.50%, 11/01/23 (Call 08/01/23)(b)	45	44,511
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 11/30/20)(b)	120	121,669
8.25%, 10/15/23 (Call 11/30/20)	150	148,116

		609,178

Retail — 4.9%
Brinker International Inc., 3.88%, 05/15/23	50	48,656
Gap Inc. (The), 8.38%, 05/15/23(b)	80	89,310
L Brands Inc., 5.63%, 10/15/23	65	67,933
Macy’s Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	105	87,728
PetSmart Inc., 7.13%, 03/15/23 (Call 11/30/20)(b)	250	245,853
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 11/30/20)(a)(b)	40	39,505
QVC Inc., 4.38%, 03/15/23	115	119,142
Rite Aid Corp., 6.13%, 04/01/23 (Call 11/30/20)(b)	35	33,811
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)(a)	70	72,848

		804,786

Software — 0.4%
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23 (Call 11/10/20)(b)	75	74,633

Storage & Warehousing — 0.6%
Algeco Global Finance 2 PLC, 10.00%, 08/15/23 (Call 11/10/20)(b)	50	49,669
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 11/30/20)(b)	50	49,845

		99,514

Security	Par/ Shares (000)	Value

Telecommunications — 8.1%
CenturyLink Inc., Series W, 6.75%, 12/01/23	$140	$153,041
Ligado Networks LLC (15.50% PIK), 15.50%, 11/01/23(b)(c)	450	424,975
Plantronics Inc., 5.50%, 05/31/23 (Call 11/30/20)(b)	85	82,078
Sprint Corp., 7.88%, 09/15/23	460	524,290
T-Mobile USA Inc., 6.00%, 03/01/23 (Call 11/10/20)	155	155,132

		1,339,516

Toys, Games & Hobbies — 0.3%
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)	55	54,974

Transportation — 1.4%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 11/16/20)(b)	110	92,656
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 11/30/20)(a)(b)	50	50,147
XPO Logistics Inc., 6.13%, 09/01/23 (Call 11/30/20)(b)	80	81,162

		223,965

Total Corporate Bonds & Notes — 98.4% (Cost: $16,051,535)		16,280,417

Short-Term Investments

Money Market Funds — 14.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	1,631	1,632,308
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	778	778,000

		2,410,308

Total Short-Term Investments — 14.6% (Cost: $2,409,340)		2,410,308

Total Investments in Securities — 113.0% (Cost: $18,460,875)		18,690,725

Other Assets, Less Liabilities — (13.0)%		(2,157,566)

Net Assets — 100.0%		$16,533,159

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,027,919	$—		$(396,337	)(a)	$(226)	$952	$1,632,308	1,631	$11,689	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	299,000	479,000	(a)	—		—	—	778,000	778	1,840		—

						$(226)	$952	$2,410,308		$13,529		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$16,280,417	$—	$16,280,417
Money Market Funds	2,410,308	—	—	2,410,308

	$2,410,308	$16,280,417	$—	$18,690,725

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments October 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
MDC Partners Inc., 6.50%, 05/01/24 (Call 11/30/20)(a)	$55	$53,071
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24 (Call 11/30/20)(b)	30	30,537

		83,608

Aerospace & Defense — 3.0%
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)	100	105,186
TransDigm Inc., 6.50%, 07/15/24 (Call 11/30/20)(b)	95	95,287
Triumph Group Inc.
6.25%, 09/15/24 (Call 11/30/20)(a)	30	25,930
8.88%, 06/01/24 (Call 02/01/23)(a)	53	56,422

		282,825

Airlines — 0.8%
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)(b)	75	65,216
United Airlines Holdings Inc., 5.00%, 02/01/24(b)	15	13,124

		78,340

Apparel — 0.8%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)	55	57,302
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	15	14,720

		72,022

Auto Manufacturers — 4.0%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 11/10/20)(a)	65	65,569
Ford Motor Credit Co. LLC
4.06%, 11/01/24 (Call 10/01/24)	135	135,743
5.58%, 03/18/24 (Call 02/18/24)	165	173,311

		374,623

Auto Parts & Equipment — 1.0%
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(a)(b)	10	10,875
Dana Inc., 5.50%, 12/15/24 (Call 11/30/20)(b)	35	35,719
Meritor Inc., 6.25%, 02/15/24 (Call 11/30/20)	25	25,451
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(a)	20	21,105

		93,150

Banks — 2.2%
CIT Group Inc., 4.75%, 02/16/24 (Call 11/16/23)	60	64,497
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 11/30/20)(a)	35	35,286
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	100	105,536

		205,319

Biotechnology — 0.2%
Advanz Pharma Corp. Ltd., 8.00%, 09/06/24 (Call 11/16/20)	15	14,848

Building Materials — 0.5%
BMC East LLC, 5.50%, 10/01/24 (Call 11/16/20)(a)	15	15,406
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 11/30/20)	15	15,354
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 11/30/20)	12	12,348

		43,108

Chemicals — 1.5%
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 11/30/20)(a)	35	32,902
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	40	40,285
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	55	46,759
WR Grace & Co.-Conn, 5.63%, 10/01/24(a)	15	16,164

		136,110

Coal — 0.2%
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/30/20)(a)	15	14,992

Commercial Services — 1.8%
AMN Healthcare Inc., 5.13%, 10/01/24 (Call 11/04/20)(a)	20	20,512

Security	Par (000)	Value

Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 6.38%, 04/01/24 (Call 11/30/20)(a)	$25	$24,374
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	30	32,116
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	45	47,056
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)	45	46,187

		170,245

Computers — 0.6%
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 11/16/20)(a)	20	20,727
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 11/30/20)(b)	25	22,749
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(a)	15	15,098

		58,574

Distribution & Wholesale — 0.7%
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 11/30/20)(a)(c)	15	15,246
Performance Food Group Inc., 5.50%, 06/01/24 (Call 11/10/20)(a)	20	20,093
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	40	31,154

		66,493

Diversified Financial Services — 3.6%
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(a)	15	13,158
Enova International Inc., 8.50%, 09/01/24 (Call 11/30/20)(a)	15	13,903
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	25	25,630
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	35	35,424
Navient Corp.
5.88%, 10/25/24	60	59,576
6.13%, 03/25/24	65	65,680
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	120	126,173

		339,544

Electric — 1.2%
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	45	46,799
4.25%, 09/15/24 (Call 07/15/24)(a)	60	62,612

		109,411

Electrical Components & Equipment — 0.2%
WESCO Distribution Inc., 5.38%, 06/15/24 (Call 11/30/20)	20	20,457

Electronics — 0.7%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	35	36,763
Sensata Technologies BV, 5.63%, 11/01/24(a)	25	27,429

		64,192

Engineering & Construction — 0.9%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	50	55,065
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	35	31,698

		86,763

Entertainment — 2.7%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 11/30/20)(b)	35	33,643
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	25	27,729
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 11/30/20)(a)	15	12,665
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 11/30/20)(a)(b)	25	24,507
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/30/20)(a)	30	28,328
6.38%, 02/01/24 (Call 02/01/21)(a)	35	33,628
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 11/05/20)(a)	35	33,720

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 11/30/20)(a)	$65	$60,396

		254,616

Environmental Control — 0.7%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/30/20)(a)	25	25,735
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	35	36,373

		62,108

Food — 1.9%
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	50	51,772
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/30/20)(a)	35	34,736
7.75%, 01/15/24 (Call 01/15/21)(a)	15	15,671
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 11/30/20)(a)	35	35,791
U.S. Foods Inc., 5.88%, 06/15/24 (Call 11/30/20)(a)	35	35,100

		173,070

Forest Products & Paper — 0.2%
Mercer International Inc., 6.50%, 02/01/24 (Call 11/30/20)	15	15,075

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	40	42,599

Hand & Machine Tools — 0.4%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	35	36,427

Health Care - Products — 1.0%
Avantor Inc., 6.00%, 10/01/24 (Call 11/06/20)(a)	90	94,056

Health Care - Services — 4.2%
Acadia Healthcare Co. Inc., 6.50%, 03/01/24 (Call 11/30/20)(b)	35	35,967
CHS/Community Health Systems Inc., 8.63%, 01/15/24 (Call 01/15/21)(a)	80	81,570
Encompass Health Corp., 5.75%, 11/01/24 (Call 11/01/20)	44	44,000
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	25	26,348
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 11/30/20)	150	152,523
4.63%, 09/01/24 (Call 09/01/21)(a)	50	51,197

		391,605

Holding Companies - Diversified — 2.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	110	111,925
6.75%, 02/01/24 (Call 11/30/20)	35	35,811
Stena International SA, 5.75%, 03/01/24(a)	65	62,701
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	35	33,240

		243,677

Home Builders — 2.7%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	20	20,956
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	60	64,718
5.88%, 11/15/24 (Call 05/15/24)	35	39,457
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)(b)	15	16,283
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	35	37,130
Toll Brothers Finance Corp., 5.63%, 01/15/24 (Call 10/15/23)	35	38,349
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	35	37,933

		254,826

Household Products & Wares — 1.2%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 11/30/20)(a)(b)	35	35,877
Prestige Brands Inc., 6.38%, 03/01/24 (Call 11/30/20)(a)	35	35,791

Security	Par (000)	Value

Household Products & Wares (continued)
Spectrum Brands Inc., 6.13%, 12/15/24 (Call 11/30/20)	$35	$35,848

		107,516

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)(b)	55	57,585
Genworth Holdings Inc., 4.80%, 02/15/24(b)	25	22,879
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	35	35,515

		115,979

Internet — 0.8%
EIG Investors Corp., 10.88%, 02/01/24 (Call 11/30/20)	20	20,761
Netflix Inc., 5.75%, 03/01/24	50	55,370

		76,131

Iron & Steel — 1.1%
ArcelorMittal SA, 3.60%, 07/16/24	50	51,927
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(a)	35	35,021
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)(b)	20	19,823

		106,771

Leisure Time — 1.0%
NCL Corp. Ltd., 12.25%, 05/15/24 (Call 02/15/24)(a)(b)	85	93,276

Lodging — 1.8%
Diamond Resorts International Inc., 10.75%, 09/01/24 (Call 11/30/20)(a)	35	31,774
Hilton Domestic Operating Co. Inc., 4.25%, 09/01/24 (Call 11/16/20)	85	84,628
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	15	15,437
Wyndham Destinations Inc., 5.65%, 04/01/24 (Call 02/01/24)	40	40,866

		172,705

Machinery — 0.7%
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 11/30/20)(a)	35	35,350
Welbilt Inc., 9.50%, 02/15/24 (Call 11/30/20)(b)	25	25,359

		60,709

Manufacturing — 1.1%
Bombardier Inc., 7.50%, 12/01/24 (Call 12/01/20)(a)	70	52,500
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/30/20)(a)	30	28,026
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	25	25,672

		106,198

Media — 6.6%
AMC Networks Inc., 5.00%, 04/01/24 (Call 11/30/20)	60	60,295
Cengage Learning Inc., 9.50%, 06/15/24 (Call 11/30/20)(a)	25	20,144
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)	124	107,949
CSC Holdings LLC, 5.25%, 06/01/24	45	48,092
DISH DBS Corp., 5.88%, 11/15/24	160	161,026
Entercom Media Corp., 7.25%, 11/01/24 (Call 11/30/20)(a)	20	16,874
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 11/16/20)(a)	35	34,974
Sirius XM Radio Inc., 4.63%, 07/15/24 (Call 07/15/21)(a)	115	118,591
TEGNA Inc., 5.50%, 09/15/24 (Call 11/30/20)(a)(b)	11	11,217
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)	35	38,290

		617,452

Mining — 2.0%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 11/30/20)(a)	65	67,034
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)	15	15,350
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	45	48,124

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	$50	$53,922

		184,430

Office & Business Equipment — 0.9%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	35	38,538
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	35	34,041
Xerox Corp., 3.80%, 05/15/24(b)	15	15,424

		88,003

Oil & Gas — 6.3%
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	75	69,989
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (Call 11/30/20)(a)	50	46,086
MEG Energy Corp., 7.00%, 03/31/24 (Call 11/30/20)(a)	40	38,136
Murphy Oil Corp., 6.88%, 08/15/24 (Call 11/30/20)(b)	50	44,508
Newfield Exploration Co., 5.63%, 07/01/24	75	72,559
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	210	174,772
6.95%, 07/01/24	35	33,730
PDC Energy Inc., 6.13%, 09/15/24 (Call 11/30/20)	25	23,958
Precision Drilling Corp., 5.25%, 11/15/24 (Call 11/16/20)	25	16,250
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	51	31,380
WPX Energy Inc., 5.25%, 09/15/24 (Call 06/15/24)	40	41,508

		592,876

Oil & Gas Services — 1.7%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	25	20,216
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 11/30/20)(a)	21	19,275
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	23	20,111
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(a)	35	34,313
11.00%, 12/01/24 (Call 12/01/21)(a)	115	67,965

		161,880

Packaging & Containers — 2.0%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)	15	15,800
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 11/30/20)(a)	115	115,110
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)	35	38,180
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	20	21,151

		190,241

Pharmaceuticals — 1.3%
Bausch Health Companies Inc., 7.00%, 03/15/24 (Call 11/30/20)(a)	120	124,338

Pipelines — 2.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 11/16/20)	45	42,054
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	25	24,460
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	40	36,473
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	30	29,108
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24 (Call 11/30/20)	35	30,109
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24 (Call 11/30/20)(a)	50	48,207

		210,411

Real Estate — 0.8%
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 11/30/20)	75	73,204

Real Estate Investment Trusts — 5.4%
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)	15	14,431
GEO Group Inc. (The), 5.88%, 10/15/24 (Call 11/30/20)	15	10,385

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	$30	$31,098
iStar Inc., 4.75%, 10/01/24 (Call 07/01/24)	55	52,490
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	145	152,549
MPT Operating Partnership LP/MPT Finance Corp.
5.50%, 05/01/24 (Call 11/30/20)	35	35,775
6.38%, 03/01/24 (Call 11/30/20)	30	30,703
SBA Communications Corp., 4.88%, 09/01/24 (Call 11/30/20)	65	66,624
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	50	44,250
4.65%, 03/15/24 (Call 09/15/23)	25	22,458
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 11/30/20)(a)	50	47,834

		508,597

Retail — 4.0%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 11/30/20)(a)	85	86,741
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	15	14,478
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)	45	45,107
Golden Nugget Inc., 6.75%, 10/15/24 (Call 11/30/20)(a)	90	76,179
Macy’s Retail Holdings LLC, 3.63%, 06/01/24 (Call 03/01/24)(b)	35	27,144
Penske Automotive Group Inc., 5.38%, 12/01/24 (Call 11/30/20)	35	35,698
QVC Inc., 4.85%, 04/01/24	35	36,345
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 11/30/20)	35	35,378
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(a)	15	15,021

		372,091

Software — 4.1%
Blackboard Inc., 10.38%, 11/15/24 (Call 11/30/20)(a)(b)	15	15,129
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 11/30/20)(a)(b)	20	20,392
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	30	32,458
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)	15	15,750
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 11/30/20)(a)	40	42,202
Rackspace Technology Global. Inc., 8.63%, 11/15/24 (Call 11/30/20)(a)(b)	75	78,233
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 11/30/20)(a)	115	119,373
Veritas U.S. Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 11/10/20)(a)(b)	65	60,282

		383,819

Telecommunications — 8.5%
CenturyLink Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)	110	121,248
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 11/30/20)(a)	35	36,076
CommScope Inc., 5.50%, 03/01/24 (Call 03/01/21)(a)	90	91,910
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	55	57,901
Level 3 Financing Inc., 5.38%, 01/15/24 (Call 11/30/20)	35	35,259
ORBCOMM Inc., 8.00%, 04/01/24 (Call 11/30/20)(a)	15	15,226
Sprint Corp., 7.13%, 06/15/24	200	230,074
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	135	145,590
T-Mobile USA Inc., 6.00%, 04/15/24 (Call 11/10/20)	65	66,141

		799,425

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 1.2%
XPO Logistics Inc., 6.75%, 08/15/24 (Call 08/15/21)(a)	$110	$116,336

Total Corporate Bonds & Notes — 97.7% (Cost: $9,044,300)		9,145,071

Short-Term Investments

Money Market Funds — 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	939	939,588
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	340	340,000

		1,279,588

Total Short-Term Investments — 13.7% (Cost: $1,278,982)		1,279,588

Total Investments in Securities — 111.4% (Cost: $10,323,282)		10,424,659

Other Assets, Less Liabilities — (11.4)%		(1,070,816)

Net Assets — 100.0%		$9,353,843

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,684,687	$—		$(745,703	)(a)	$(2)	$606	$939,588	939	$7,250	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	218,000	122,000	(a)	—		—	—	340,000	340	1,353		—

						$(2)	$606	$1,279,588		$8,603		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$9,145,071	$—	$9,145,071
Money Market Funds	1,279,588	—	—	1,279,588

	$1,279,588	$9,145,071	$—	$10,424,659

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments October 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)	$25	$25,478
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(a)	30	30,668

		56,146

Aerospace & Defense — 2.2%
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	75	83,383
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/20)(a)	20	20,866
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	25	23,787
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	30	30,511
7.50%, 04/15/25 (Call 04/15/22)(a)	90	90,801
TransDigm Inc.
6.50%, 05/15/25 (Call 11/30/20)	40	39,986
8.00%, 12/15/25 (Call 04/08/22)(a)(b)	75	81,209

		370,543

Agriculture — 0.4%
Vector Group Ltd., 6.13%, 02/01/25 (Call 11/30/20)(a)	60	59,893

Airlines — 1.4%
American Airlines Inc., 11.75%, 07/15/25(a)	155	150,800
American Airlines Pass Through Trust, Series 2013-1, Class A, 4.00%, 07/15/25	14	10,289
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)(b)	60	63,610
United Airlines Holdings Inc., 4.88%, 01/15/25	20	16,790

		241,489

Apparel — 1.1%
Hanesbrands Inc., 5.38%, 05/15/25 (Call 05/15/22)(a)	50	52,618
Levi Strauss & Co., 5.00%, 05/01/25 (Call 11/30/20)(b)	60	61,509
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(a)	40	42,010
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(a)	25	26,598

		182,735

Auto Manufacturers — 4.4%
Ford Motor Co., 9.00%, 04/22/25 (Call 03/22/25)	220	259,184
Ford Motor Credit Co. LLC
4.13%, 08/04/25	100	99,906
4.69%, 06/09/25 (Call 04/09/25)	25	25,587
5.13%, 06/16/25 (Call 05/16/25)	100	104,226
Navistar International Corp.
6.63%, 11/01/25 (Call 11/10/20)(a)	75	77,556
9.50%, 05/01/25 (Call 05/01/22)(a)	40	44,307
Tesla Inc., 5.30%, 08/15/25 (Call 11/30/20)(a)	115	118,989
Wabash National Corp., 5.50%, 10/01/25 (Call 11/16/20)(a)(b)	20	20,100

		749,855

Auto Parts & Equipment — 1.9%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	35	38,480
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 11/30/20)(b)	50	50,630
BorgWarner Inc., 5.00%, 10/01/25(a)	40	46,438
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	35	37,019
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 11/30/20)(a)	35	36,224
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25 (Call 05/31/22)	50	54,951
Meritor Inc., 6.25%, 06/01/25 (Call 06/01/22)(a)	25	25,586

Security	Par (000)	Value

Auto Parts & Equipment (continued)
ZF North America Capital Inc., 4.75%, 04/29/25(a)	$25	$25,821

		315,149

Banks — 1.2%
CIT Group Inc., 5.25%, 03/07/25 (Call 12/07/24)	30	33,529
Deutsche Bank AG, 4.50%, 04/01/25	100	101,817
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/21)(a)	50	50,579
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 11/30/20)(a)	20	19,631

		205,556

Beverages — 0.3%
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 11/10/20)(a)	45	46,466

Building Materials — 0.9%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	35	37,040
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(a)	50	51,250
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(a)	20	20,304
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	20	21,515
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/25 (Call 11/16/20)(a)	30	30,358

		160,467

Chemicals — 2.7%
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 11/30/20)(a)	50	50,407
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 11/30/20)(b)	25	26,384
Chemours Co. (The), 7.00%, 05/15/25 (Call 11/30/20)(b)	50	50,410
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 11/30/20)(a)	50	46,344
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 11/30/20)(a)(b)	20	20,632
Olin Corp., 9.50%, 06/01/25 (Call 03/01/25)(a)	25	29,568
PQ Corp., 5.75%, 12/15/25 (Call 12/15/20)(a)	20	20,635
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 11/30/20)(a)	40	39,538
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 11/30/20)(a)(b)	35	35,530
Tronox Finance PLC, 5.75%, 10/01/25 (Call 11/30/20)(a)	35	34,949
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	30	31,641
Valvoline Inc., 4.38%, 08/15/25 (Call 11/30/20)	45	46,287
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 11/30/20)(a)(b)	20	17,281

		449,606

Coal — 0.3%
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)	15	13,389
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 11/30/20)(a)	35	31,325

		44,714

Commercial Services — 2.4%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 10.50%, 05/15/25 (Call 05/15/22)(a)	30	34,566
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	35	36,363
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 11/30/20)(a)(b)	25	25,220
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/15/22)(a)	30	31,013
Laureate Education Inc., 8.25%, 05/01/25 (Call 11/30/20)(a)	45	47,930

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Nielsen Co Luxembourg Sarl (The), 5.00%, 02/01/25 (Call 11/30/20)(a)(b)	$45	$46,158
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 11/30/20)(a)	35	35,955
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	50	50,943
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	55	60,879
TMS International Holding Corp., 7.25%, 08/15/25 (Call 11/16/20)(a)	15	14,181
WW International Inc., 8.63%, 12/01/25 (Call 12/01/20)(a)	25	26,124

		409,332

Computers — 1.2%
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 07/15/22)(a)	50	53,128
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(a)	25	25,254
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(a)	25	27,487
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(a)	20	20,938
6.75%, 06/01/25 (Call 11/10/20)(a)	75	76,124

		202,931

Distribution & Wholesale — 1.6%
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	45	47,270
Core & Main LP, 6.13%, 08/15/25 (Call 11/30/20)(a)	45	46,031
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	20	20,264
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 11/30/20)	65	67,375
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 11/30/20)(a)	60	60,865
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/01/22)(a)	25	26,466

		268,271

Diversified Financial Services — 3.7%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	70	79,554
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	45	37,229
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	25	23,025
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	50	52,144
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)	30	30,367
LPL Holdings Inc., 5.75%, 09/15/25 (Call 11/10/20)(a)	60	62,128
Navient Corp., 6.75%, 06/25/25	30	30,510
NFP Corp., 7.00%, 05/15/25 (Call 05/15/22)(a)	20	21,252
OneMain Finance Corp.
6.88%, 03/15/25	80	88,043
8.88%, 06/01/25 (Call 06/01/22)	35	38,467
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	40	41,030
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	25	26,201
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	30	30,435
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	20	21,228
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	50	50,314

		631,927

Electric — 1.4%
AES Corp. (The), 5.50%, 04/15/25 (Call 11/30/20)(b)	40	41,095
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)	35	36,663
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(a)	25	26,119
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	75	78,324
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	14	14,972
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	16	16,624
Talen Energy Supply LLC, 6.50%, 06/01/25 (Call 11/30/20)	30	17,859

		231,656

Security	Par (000)	Value

Electrical Components & Equipment — 0.6%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/22)(a)	$95	$102,501

Electronics — 0.5%
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	25	24,920
Sensata Technologies BV, 5.00%, 10/01/25(a)	35	38,235
TTM Technologies Inc., 5.63%, 10/01/25 (Call 11/30/20)(a)	25	25,741

		88,896

Engineering & Construction — 0.8%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 11/30/20)(a)	65	60,900
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	35	37,160
Tutor Perini Corp., 6.88%, 05/01/25 (Call 11/16/20)(a)(b)	35	33,384

		131,444

Entertainment — 5.6%
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)(b)	50	50,579
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)	45	47,024
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	215	221,153
Caesars Resort Collection LLC / CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)	55	56,416
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 11/10/20)(a)	110	104,464
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	65	65,807
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(a)	15	15,484
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	75	79,982
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)	25	25,230
Scientific Games International Inc.
5.00%, 10/15/25 (Call 11/30/20)(a)	85	85,259
8.63%, 07/01/25 (Call 07/01/22)(a)	40	41,539
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)	30	31,489
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	50	52,943
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	40	42,221
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)	30	31,571

		951,161

Environmental Control — 0.7%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 11/30/20)	30	31,134
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)	50	50,229
4.25%, 06/01/25 (Call 06/01/22)(a)	30	30,687

		112,050

Food — 3.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 5.75%, 03/15/25 (Call 11/30/20)	66	68,197
B&G Foods Inc., 5.25%, 04/01/25 (Call 11/30/20)	60	61,748
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 11/30/20)(a)	40	41,190
Clearwater Seafoods Inc., 6.88%, 05/01/25 (Call 11/30/20)(a)	15	15,567
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	35	37,322
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 11/30/20)(a)	25	25,049
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 11/30/20)(a)	40	41,203
Kraft Heinz Foods Co., 3.95%, 07/15/25 (Call 04/15/25)	102	110,427
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 11/30/20)(a)	65	66,533

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	$65	$67,897

		535,133

Food Service — 0.8%
Aramark Services Inc.
5.00%, 04/01/25 (Call 11/30/20)(a)(b)	40	40,599
6.38%, 05/01/25 (Call 05/01/22)(a)	95	99,701

		140,300

Forest Products & Paper — 0.4%
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	15	15,826
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	40	40,651
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	15	18,009

		74,486

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	40	42,846

Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 11/30/20)(a)	15	14,287

Health Care - Products — 0.3%
Hill-Rom Holdings Inc., 5.00%, 02/15/25 (Call 11/30/20)(a)(b)	20	20,557
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	25	26,251

		46,808

Health Care - Services — 5.6%
Air Methods Corp., 8.00%, 05/15/25 (Call 11/30/20)(a)	25	18,476
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)	25	24,688
Centene Corp., 4.75%, 01/15/25 (Call 11/30/20)	150	154,162
CHS/Community Health Systems Inc., 6.63%, 02/15/25 (Call 02/15/22)(a)	92	90,261
Encompass Health Corp., 5.75%, 09/15/25 (Call 11/30/20)	30	30,986
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)	40	39,500
HCA Inc.
5.38%, 02/01/25	165	182,823
7.69%, 06/15/25(b)	15	17,956
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(a)	40	42,344
Molina Healthcare Inc., 4.88%, 06/15/25 (Call 11/30/20)(a)(b)	25	25,492
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	45	45,314
Providence Service Corp. (The), 5.88%, 11/15/25 (Call 11/15/22)(a)	10	10,178
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 11/30/20)(a)(b)	30	29,589
Tenet Healthcare Corp.
5.13%, 05/01/25 (Call 11/30/20)	90	89,058
7.00%, 08/01/25 (Call 11/30/20)(b)	35	35,875
7.50%, 04/01/25 (Call 04/01/22)(a)	50	53,866
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 11/30/20)(a)	55	55,824

		946,392

Holding Companies - Diversified — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 12/15/20)	45	46,132

Home Builders — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 11/30/20)(a)	25	25,742
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.38%, 05/15/25 (Call 11/30/20)(a)	20	20,339

Security	Par (000)	Value

Home Builders (continued)
Century Communities Inc., 5.88%, 07/15/25 (Call 11/30/20)	$25	$25,752
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	35	38,436
M/I Homes Inc., 5.63%, 08/01/25 (Call 11/16/20)	15	15,513
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	30	33,748
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(a)	15	15,089
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	45	47,448
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)(b)	15	16,652

		238,719

Household Products & Wares — 0.4%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 11/30/20)	70	72,071

Housewares — 0.6%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)	15	14,700
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	40	42,519
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	35	37,796

		95,015

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/30/20)(a)(b)	60	59,909
AssuredPartners Inc., 7.00%, 08/15/25 (Call 11/30/20)(a)	35	35,733
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	20	21,812
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)	30	32,563
USI Inc./NY, 6.88%, 05/01/25 (Call 11/30/20)(a)	45	45,783

		195,800

Internet — 1.8%
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	35	36,366
5.88%, 02/15/25	50	56,467
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 11/10/20)(a)	60	61,116
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	40	41,600
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	65	68,310
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	30	33,639

		297,498

Iron & Steel — 1.5%
ArcelorMittal SA, 6.13%, 06/01/25(b)	30	34,783
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 11/30/20)	25	24,153
9.88%, 10/17/25 (Call 10/17/22)(a)	69	78,897
U.S. Steel Corp., 6.88%, 08/15/25 (Call 11/30/20)(b)	40	31,754
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	70	77,691

		247,278

Leisure Time — 1.7%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 11/30/20)(a)	25	20,916
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25 (Call 06/01/22)(a)	160	183,027
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 11/10/20)(a)	25	25,129
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 11/30/20)(a)	10	7,723
13.00%, 05/15/25 (Call 05/15/22)(a)	45	50,800

		287,595

Lodging — 3.0%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	40	43,755
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/22)(a)	30	31,167
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 11/16/20)	60	60,542

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	$40	$41,695
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 11/30/20)(b)(c)	50	50,495
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	50	51,992
6.75%, 05/01/25 (Call 05/01/22)	45	47,282
Station Casinos LLC, 5.00%, 10/01/25 (Call 11/30/20)(a)	40	39,789
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP
Gaming Finance Corp., 5.88%, 05/15/25 (Call 11/30/20)(a)	15	14,545
Wyndham Destinations Inc., 6.60%, 10/01/25 (Call 07/01/25)	20	21,299
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	115	110,076

		512,637

Machinery — 0.9%
Husky III Holding Ltd., 13.00%, 02/15/25 (Call 02/15/21)(a)	35	36,851
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	40	40,826
Tennant Co., 5.63%, 05/01/25 (Call 11/30/20)	30	31,069
Terex Corp., 5.63%, 02/01/25 (Call 11/20/20)(a)(b)	45	45,711

		154,457

Manufacturing — 0.8%
Bombardier Inc., 7.50%, 03/15/25 (Call 11/30/20)(a)	95	68,860
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	30	31,956
Koppers Inc., 6.00%, 02/15/25 (Call 11/30/20)(a)(b)	35	36,003

		136,819

Media — 1.6%
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)(b)	55	55,049
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 05/01/25 (Call 11/06/20)(a)	40	41,082
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 11/30/20)(a)	25	23,874
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)	15	14,423
Meredith Corp., 6.50%, 07/01/25 (Call 07/01/22)(a)(b)	25	25,783
Univision Communications Inc.
5.13%, 02/15/25 (Call 11/10/20)(a)	95	93,382
9.50%, 05/01/25 (Call 05/01/22)(a)	20	21,843

		275,436

Mining — 0.9%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	40	42,322
Constellium SE, 6.63%, 03/01/25 (Call 11/30/20)(a)(b)	50	50,865
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(a)(b)	25	26,554
New Gold Inc., 6.38%, 05/15/25 (Call 11/30/20)(a)	25	25,919

		145,660

Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25 (Call 05/01/22)	35	36,297
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	50	49,318

		85,615

Oil & Gas — 6.4%
Aker BP ASA, 5.88%, 03/31/25 (Call 03/31/21)(a)	50	51,950
Antero Resources Corp., 5.00%, 03/01/25 (Call 11/30/20)	35	25,933
Apache Corp., 4.63%, 11/15/25 (Call 08/15/25)	35	33,140
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	35	33,903
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)(b)	65	68,571
Comstock Resources Inc., 7.50%, 05/15/25 (Call 11/30/20)(a)	35	34,785

Security	Par (000)	Value

Oil & Gas (continued)
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 11/30/20)(a)	$75	$73,671
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	30	21,804
Endeavor Energy Resources LP/EER Finance Inc., 6.63%, 07/15/25 (Call 07/15/22)(a)	45	46,866
EQT Corp., 7.88%, 02/01/25 (Call 01/01/25)	60	66,750
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 11/30/20)(a)	50	46,090
MEG Energy Corp., 6.50%, 01/15/25 (Call 11/30/20)(a)	37	36,251
Murphy Oil Corp., 5.75%, 08/15/25 (Call 11/30/20)	50	40,988
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	40	32,140
5.88%, 09/01/25 (Call 06/01/25)(b)	60	52,783
8.00%, 07/15/25 (Call 04/15/25)(b)	45	43,888
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(a)	15	12,140
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 11/30/20)(a)	35	36,043
5.38%, 01/15/25 (Call 11/30/20)(a)	45	45,999
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25 (Call 05/15/22)(a)	65	58,079
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(b)	45	41,823
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 11/30/20)(a)	40	38,012
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	35	33,369
Southwestern Energy Co., 6.45%, 01/23/25 (Call 10/23/24)	70	70,195
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	23	20,780
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 11/30/20)(a)	20	16,573

		1,082,526

Oil & Gas Services — 0.2%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)	20	17,759
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 11/30/20)	20	16,879

		34,638

Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 6.00%, 02/15/25 (Call 11/10/20)(a)	100	103,500
Ball Corp., 5.25%, 07/01/25	55	62,232
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 11/30/20)(a)	40	39,386
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(a)	15	14,319
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 11/30/20)(a)(b)	90	86,806
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	15	15,798
6.38%, 08/15/25(a)	20	21,997
Pactiv LLC, 7.95%, 12/15/25	15	16,650
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 11/30/20)(a)	40	40,081
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	30	33,502
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 11/30/20)	25	25,524
Trident TPI Holdings Inc., 6.63%, 11/01/25 (Call 11/30/20)(a)(b)	15	14,848
TriMas Corp., 4.88%, 10/15/25 (Call 11/30/20)(a)	25	25,396

		500,039

Pharmaceuticals — 2.9%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/30/20)(a)	110	112,927
6.13%, 04/15/25 (Call 11/30/20)(a)	205	210,348
9.00%, 12/15/25 (Call 12/15/21)(a)	95	103,787

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	$45	$47,583
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	15	15,276

		489,921

Pipelines — 4.3%
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)	35	33,225
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 11/30/20)	95	96,631
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 11/30/20)	30	27,405
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	50	52,460
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	45	38,906
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)	50	51,272
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 11/30/20)	30	24,840
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/12/22)(a)	15	13,530
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	65	67,016
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	25	24,764
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)(b)	35	35,233
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	40	41,333
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	40	39,970
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25 (Call 10/01/22)(a)	50	50,510
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.13%, 02/01/25 (Call 11/30/20)	35	35,096
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	30	27,783
4.10%, 02/01/25 (Call 01/01/25)	65	61,439

		721,413

Real Estate — 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/30/20)(a)	35	34,959
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)	35	35,423
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 11/30/20)(a)	65	65,166
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25 (Call 06/15/22)(a)	35	36,985

		172,533

Real Estate Investment Trusts — 4.7%
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 11/30/20)(b)	20	20,672
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/22)	65	71,421
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	25	23,007
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 11/30/20)(a)	75	75,082
Felcor Lodging LP, 6.00%, 06/01/25 (Call 11/16/20)	25	24,605
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25 (Call 04/15/22)(a)	25	26,349
iStar Inc., 4.25%, 08/01/25 (Call 05/01/25)	40	36,930
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 11/16/20)(a)	25	22,891
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 4.63%, 06/15/25 (Call 03/15/25)(a)	60	61,093
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	35	33,519
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)	45	47,235

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	$30	$25,815
7.50%, 09/15/25 (Call 06/15/25)	45	47,196
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)(b)	30	29,167
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 02/15/22)(a)	145	153,897
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)	55	55,195
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	30	29,780

		783,854

Retail — 6.8%
1011778 BC ULC/New Red Finance Inc.
5.00%, 10/15/25 (Call 11/13/20)(a)	77	78,922
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	35	37,322
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	25	26,720
At Home Holding III Inc., 8.75%, 09/01/25 (Call 09/01/22)(a)	20	21,101
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/30/20)(a)	85	83,404
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)	15	15,760
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(a)	30	29,547
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	35	34,327
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(a)	100	98,009
Ferrellgas LP/Ferrellgas Finance Corp., 10.00%, 04/15/25 (Call 04/15/22)(a)	25	27,254
Gap Inc. (The), 8.63%, 05/15/25 (Call 05/15/22)(a)	45	49,660
Golden Nugget Inc., 8.75%, 10/01/25 (Call 11/30/20)(a)(b)	40	32,415
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	50	53,313
L Brands Inc.
6.88%, 07/01/25 (Call 07/01/22)(a)	45	48,222
9.38%, 07/01/25(a)	35	40,618
Lithia Motors Inc., 5.25%, 08/01/25 (Call 11/30/20)(a)	25	25,980
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)(b)	80	83,483
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)	35	35,100
PetSmart Inc.
5.88%, 06/01/25 (Call 11/30/20)(a)	73	74,629
8.88%, 06/01/25 (Call 11/10/20)(a)	45	45,386
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)	40	41,302
Rite Aid Corp., 7.50%, 07/01/25 (Call 07/01/22)(a)	40	40,009
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)(b)	45	44,632
8.75%, 04/30/25 (Call 04/30/22)(a)	25	27,596
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 03/01/25 (Call 11/30/20)	15	15,274
Yum! Brands Inc., 7.75%, 04/01/25 (Call 04/01/22)(a)	40	43,930

		1,153,915

Semiconductors — 0.5%
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	75	77,738

Software — 2.0%
Ascend Learning LLC, 6.88%, 08/01/25 (Call 11/30/20)(a)	50	51,472
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)	45	48,210
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 11/10/20)(a)	85	84,963
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 12/07/20)(a)	40	41,910
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	40	40,640

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/21)(a)	$65	$65,879

		333,074

Telecommunications — 3.0%
CenturyLink Inc., 5.63%, 04/01/25 (Call 01/01/25)(b)	40	42,010
Cincinnati Bell Inc., 8.00%, 10/15/25 (Call 11/30/20)(a)	30	31,792
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 11/10/20)(a)	73	72,393
Intrado Corp., 8.50%, 10/15/25 (Call 11/30/20)(a)	65	58,488
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 11/30/20)	50	51,424
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(a)	25	25,900
Qwest Corp., 7.25%, 09/15/25	15	17,215
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	95	112,200
T-Mobile USA Inc., 5.13%, 04/15/25 (Call 11/10/20)	35	35,875
ViaSat Inc., 5.63%, 09/15/25 (Call 11/10/20)(a)(b)	50	50,309

		497,606

Transportation — 0.6%
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)	25	25,737
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(a)	73	77,569

		103,306

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 10/01/21)(a)	25	24,654

Total Corporate Bonds & Notes — 98.4% (Cost: $16,379,760)		16,578,989

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 13.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	1,892	$1,893,672
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	334	334,000

		2,227,672

Total Short-Term Investments — 13.2% (Cost: $2,226,906)		2,227,672

Total Investments in Securities — 111.6% (Cost: $18,606,666)		18,806,661

Other Assets, Less Liabilities — (11.6)%		(1,959,358)

Net Assets — 100.0%		$16,847,303

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,004,376	$—		$(110,651	)(a)	$(818)	$765	$1,893,672	1,892	$9,801	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	188,000	146,000	(a)	—		—	—	334,000	334	678		—

						$(818)	$765	$2,227,672		$10,479		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$16,578,989	$—	$16,578,989
Money Market Funds	2,227,672	—	—	2,227,672

	$2,227,672	$16,578,989	$—	$18,806,661

See notes to financial statements.

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2020

	iShares iBonds 2021 Term High Yield and Income ETF	iShares iBonds 2022 Term High Yield and Income ETF	iShares iBonds 2023 Term High Yield and Income ETF	iShares iBonds 2024 Term High Yield and Income ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$26,087,749	$18,878,432	$16,280,417	$9,145,071
Affiliated(c)	1,851,761	1,787,376	2,410,308	1,279,588
Cash	5,855	4,034	8,377	1,785
Receivables:
Investments sold	155,437	202,167	—	118,004
Securities lending income — Affiliated	458	512	565	322
Capital shares sold	—	—	26,156	—
Dividends	47	43	34	18
Interest	384,635	260,788	231,946	151,692

Total assets	28,485,942	21,133,352	18,957,803	10,696,480

LIABILITIES
Collateral on securities loaned, at value	1,241,715	1,095,985	1,631,739	939,105
Payables:
Investments purchased	656,442	1,004,957	788,675	400,758
Investment advisory fees	7,832	5,602	4,230	2,774

Total liabilities	1,905,989	2,106,544	2,424,644	1,342,637

NET ASSETS	$26,579,953	$19,026,808	$16,533,159	$9,353,843

NET ASSETS CONSIST OF:
Paid-in capital	$27,119,491	$19,364,293	$17,154,224	$10,188,784
Accumulated loss	(539,538)	(337,485)	(621,065)	(834,941)

NET ASSETS	$26,579,953	$19,026,808	$16,533,159	$9,353,843

Shares outstanding	1,100,000	800,000	700,000	400,000

Net asset value	$24.16	$23.78	$23.62	$23.38

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,086,618	$1,000,566	$1,569,099	$799,200
(b) Investments, at cost — Unaffiliated	$26,026,213	$18,546,073	$16,051,535	$9,044,300
(c) Investments, at cost — Affiliated	$1,851,340	$1,787,057	$2,409,340	$1,278,982

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Assets and Liabilities  (continued)

October 31, 2020

iShares iBonds 2025 Term High Yield and Income ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$16,578,989
Affiliated(c)	2,227,672
Cash	5,565
Receivables:
Investments sold	31,267
Securities lending income — Affiliated	365
Dividends	16
Interest	278,794

Total assets	19,122,668

LIABILITIES
Collateral on securities loaned, at value	1,893,821
Payables:
Investments purchased	376,781
Capital shares redeemed	242
Investment advisory fees	4,521

Total liabilities	2,275,365

NET ASSETS	$16,847,303

NET ASSETS CONSIST OF:
Paid-in capital	$17,517,211
Accumulated loss	(669,908)

NET ASSETS	$16,847,303

Shares outstanding	700,000

Net asset value	$24.07

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$1,823,333
(b) Investments, at cost — Unaffiliated	$16,379,760
(c) Investments, at cost — Affiliated	$2,226,906

See notes to financial statements.

40	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended October 31, 2020

	iShares iBonds 2021 Term High Yield and Income ETF	iShares iBonds 2022 Term High Yield and Income ETF	iShares iBonds 2023 Term High Yield and Income ETF	iShares iBonds 2024 Term High Yield and Income ETF

INVESTMENT INCOME
Dividends — Affiliated	$2,398	$1,778	$1,840	$1,353
Interest — Unaffiliated	678,140	816,407	788,449	655,404
Securities lending income — Affiliated — net	11,619	5,779	11,689	7,250
Other income — Unaffiliated	—	825	750	244

Total investment income	692,157	824,789	802,728	664,251

EXPENSES
Investment advisory fees	60,367	48,424	46,705	39,014

Total expenses	60,367	48,424	46,705	39,014

Less:
Investment advisory fees waived	(139)	(95)	(96)	(59)

Total expenses after fees waived	60,228	48,329	46,609	38,955

Net investment income	631,929	776,460	756,119	625,296

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(641,893)	(619,223)	(757,620)	(899,960)
Investments — Affiliated	(322)	166	(226)	(2)
In-kind redemptions — Unaffiliated	(130,897)	19,272	(90,044)	(128,277)

Net realized loss	(773,112)	(599,785)	(847,890)	(1,028,239)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	125,694	378,953	269,631	(50,112)
Investments — Affiliated	421	319	952	606

Net change in unrealized appreciation (depreciation)	126,115	379,272	270,583	(49,506)

Net realized and unrealized loss	(646,997)	(220,513)	(577,307)	(1,077,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,068)	$555,947	$178,812	$(452,449)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Operations  (continued)

Year Ended October 31, 2020

iShares iBonds 2025 Term High Yield and Income ETF

INVESTMENT INCOME
Dividends — Affiliated	$678
Interest — Unaffiliated	829,045
Securities lending income — Affiliated — net	9,801
Other income — Unaffiliated	575

Total investment income	840,099

EXPENSES
Investment advisory fees	48,391

Total expenses	48,391

Less:
Investment advisory fees waived	(60)

Total expenses after fees waived	48,331

Net investment income	791,768

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(852,282)
Investments — Affiliated	(818)
In-kind redemptions — Unaffiliated	(180,586)

Net realized loss	(1,033,686)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	95,270
Investments — Affiliated	765

Net change in unrealized appreciation (depreciation)	96,035

Net realized and unrealized loss	(937,651)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(145,883)

See notes to financial statements.

42	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBonds 2021 Term High Yield and Income ETF		iShares iBonds 2022 Term High Yield and Income ETF

	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19 (a)	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$631,929	$285,383	$776,460	$257,141
Net realized loss	(773,112)	(7,318)	(599,785)	(147,723)
Net change in unrealized appreciation (depreciation)	126,115	(77,057)	379,272	(56,151)

Net increase (decrease) in net assets resulting from operations	(15,068)	201,008	555,947	53,267

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(636,214)	(235,907)	(746,451)	(215,793)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	14,777,663	12,488,471	9,379,420	10,000,418

NET ASSETS
Total increase in net assets	14,126,381	12,453,572	9,188,916	9,837,892
Beginning of period	12,453,572	—	9,837,892	—

End of period	$26,579,953	$12,453,572	$19,026,808	$9,837,892

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets (continued)

	iShares iBonds 2023 Term High Yield and Income ETF		iShares iBonds 2024 Term High Yield and Income ETF

	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19 (a)	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$756,119	$341,578	$625,296	$335,485
Net realized loss	(847,890)	(134,847)	(1,028,239)	(82,790)
Net change in unrealized appreciation (depreciation)	270,583	(46,333)	(49,506)	146,295

Net increase (decrease) in net assets resulting from operations	178,812	160,398	(452,449)	398,990

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(769,276)	(282,352)	(655,125)	(277,955)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,759,599	12,485,978	(2,142,843)	12,483,225

NET ASSETS
Total increase (decrease) in net assets	4,169,135	12,364,024	(3,250,417)	12,604,260
Beginning of period	12,364,024	—	12,604,260	—

End of period	$16,533,159	$12,364,024	$9,353,843	$12,604,260

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds 2025 Term High Yield and Income ETF

	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$791,768	$351,185
Net realized loss	(1,033,686)	(74,407)
Net change in unrealized appreciation (depreciation)	96,035	100,196

Net increase (decrease) in net assets resulting from operations	(145,883)	376,974

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(790,698)	(290,887)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,218,399	12,479,398

NET ASSETS
Total increase in net assets	4,281,818	12,565,485
Beginning of period	12,565,485	—

End of period	$16,847,303	$12,565,485

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Financial Highlights

(For a share outstanding throughout each period)

iShares iBonds 2021 Term High Yield and Income ETF

		Period From
	Year Ended	05/07/19	(a)
	10/31/20	to 10/31/19

Net asset value, beginning of period	$24.91	$25.00

Net investment income(b)	0.88	0.58
Net realized and unrealized loss(c)	(0.67)		(0.20)

Net increase from investment operations	0.21	0.38

Distributions(d)
From net investment income	(0.96)		(0.47)

Total distributions	(0.96)		(0.47)

Net asset value, end of period	$24.16	$24.91

Total Return
Based on net asset value	0.90%	1.54	%(e)

Ratios to Average Net Assets
Total expenses	0.35%	0.35	%(f)

Total expenses after fees waived	0.35%	0.35	%(f)

Net investment income	3.66%	4.76	%(f)

Supplemental Data
Net assets, end of period (000)	$26,580	$12,454

Portfolio turnover rate(g)	50%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

iShares iBonds 2022 Term High Yield and Income ETF

		Period From
	Year Ended	05/07/19	(a)
	10/31/20	to 10/31/19

Net asset value, beginning of period	$24.59	$25.00

Net investment income(b)	1.32	0.64
Net realized and unrealized loss(c)	(0.83)		(0.51)

Net increase from investment operations	0.49	0.13

Distributions(d)
From net investment income	(1.30)		(0.54)

Total distributions	(1.30)		(0.54)

Net asset value, end of period	$23.78	$24.59

Total Return
Based on net asset value	2.15%	0.56	%(e)

Ratios to Average Net Assets
Total expenses	0.35%	0.35	%(f)

Total expenses after fees waived	0.35%	0.35	%(f)

Net investment income	5.61%	5.34	%(f)

Supplemental Data
Net assets, end of period (000)	$19,027	$9,838

Portfolio turnover rate(g)	68%	14	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

iShares iBonds 2023 Term High Yield and Income ETF

		Period From
	Year Ended	05/07/19	(a)
	10/31/20	to 10/31/19

Net asset value, beginning of period	$24.73	$25.00

Net investment income(b)	1.33	0.69
Net realized and unrealized loss(c)	(1.08)		(0.40)

Net increase from investment operations	0.25	0.29

Distributions(d)
From net investment income	(1.36)		(0.56)

Total distributions	(1.36)		(0.56)

Net asset value, end of period	$23.62	$24.73

Total Return
Based on net asset value	1.16%	1.19	%(e)

Ratios to Average Net Assets
Total expenses	0.35%	0.35	%(f)

Total expenses after fees waived	0.35%	0.35	%(f)

Net investment income	5.67%	5.73	%(f)

Supplemental Data
Net assets, end of period (000)	$16,533	$12,364

Portfolio turnover rate(g)	51%	9	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2024 Term High Yield and Income ETF

		Period From
	Year Ended	05/07/19	(a)
	10/31/20	to 10/31/19

Net asset value, beginning of period	$25.21	$25.00

Net investment income(b)	1.33	0.68
Net realized and unrealized gain (loss)(c)	(1.79)	0.09

Net increase (decrease) from investment operations	(0.46)	0.77

Distributions(d)
From net investment income	(1.37)		(0.56)

Total distributions	(1.37)		(0.56)

Net asset value, end of period	$23.38	$25.21

Total Return
Based on net asset value	(1.72)%	3.08	%(e)

Ratios to Average Net Assets
Total expenses	0.35%	0.35	%(f)

Total expenses after fees waived	0.35%	0.35	%(f)

Net investment income	5.61%	5.55	%(f)

Supplemental Data
Net assets, end of period (000)	$9,354	$12,604

Portfolio turnover rate(g)	42%	10	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2025 Term High Yield and Income ETF

		Period From
	Year Ended	05/07/19	(a)
	10/31/20	to 10/31/19

Net asset value, beginning of period	$25.13	$25.00

Net investment income(b)	1.37	0.71
Net realized and unrealized loss(c)	(0.99)	0.00	(d)

Net increase from investment operations	0.38	0.71

Distributions(e)
From net investment income	(1.44)		(0.58)

Total distributions	(1.44)		(0.58)

Net asset value, end of period	$24.07	$25.13

Total Return
Based on net asset value	1.71%	2.87	%(f)

Ratios to Average Net Assets
Total expenses	0.35%	0.35	%(g)

Total expenses after fees waived	0.35%	0.35	%(g)

Net investment income	5.73%	5.84	%(g)

Supplemental Data
Net assets, end of period (000)	$16,847	$12,565

Portfolio turnover rate(h)	42%	5	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds 2021 Term High Yield and Income	Non-diversified
iBonds 2022 Term High Yield and Income	Non-diversified
iBonds 2023 Term High Yield and Income	Non-diversified
iBonds 2024 Term High Yield and Income	Non-diversified
iBonds 2025 Term High Yield and Income	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF

iBonds 2021 Term High Yield and Income	$14,148,651
iBonds 2022 Term High Yield and Income	10,639,399
iBonds 2023 Term High Yield and Income	14,468,715
iBonds 2024 Term High Yield and Income	13,966,589
iBonds 2025 Term High Yield and Income	14,342,304

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (continued)

various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in

52	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds 2021 Term High Yield and Income
BMO Capital Markets	$1,025	$1,025		$—	$—
Citigroup Global Markets Inc.	32,000	32,000		—	—
JPMorgan Securities LLC	820,945	820,945		—	—
Morgan Stanley & Co. LLC	232,648	232,648		—	—

	1,086,618	1,086,618		—	—

iBonds 2022 Term High Yield and Income
Barclays Capital Inc.	$189,487	$189,487		$—	$—
BMO Capital Markets	2,114	2,114		—	—
Credit Suisse Securities (USA) LLC	109,077	109,077		—	—
JPMorgan Securities LLC	179,961	179,961		—	—
Morgan Stanley & Co. LLC	407,753	407,753		—	—
Scotia Capital (USA) Inc.	112,174	112,174		—	—

	1,000,566	1,000,566		—	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds 2023 Term High Yield and Income
Barclays Capital Inc.	$327,518	$327,518		$—	$—
BMO Capital Markets	15,340	15,340		—	—
Citigroup Global Markets Inc.	87,319	87,319		—	—
Credit Suisse Securities (USA) LLC	17,883	17,883		—	—
Goldman Sachs & Co.	645,965	645,965		—	—
JPMorgan Securities LLC	363,183	363,183		—	—
Pershing LLC	38,242	38,242		—	—
Scotia Capital (USA) Inc.	73,649	73,649		—	—

	1,569,099	1,569,099		—	—

iBonds 2024 Term High Yield and Income
Barclays Capital Inc.	$65,726	$65,726		$—	$—
BMO Capital Markets	69,913	69,913		—	—
Citadel Clearing LLC	192,679	192,679		—	—
Citigroup Global Markets Inc.	31,162	31,162		—	—
Credit Suisse Securities (USA) LLC	43,835	43,835		—	—
Goldman Sachs & Co.	175,379	175,379		—	—
JPMorgan Securities LLC	111,567	111,567		—	—
Morgan Stanley & Co. LLC	108,939	108,939		—	—

	799,200	799,200		—	—

iBonds 2025 Term High Yield and Income
Barclays Capital Inc.	$290,477	$290,477		$—	$—
BofA Securities, Inc.	34,242	34,242		—	—
Citadel Clearing LLC	29,437	29,437		—	—
Citigroup Global Markets Inc.	23,571	23,571		—	—
Credit Suisse Securities (USA) LLC	132,498	132,498		—	—
Goldman Sachs & Co.	483,358	483,358		—	—
Jefferies LLC	5,006	5,006		—	—
JPMorgan Securities LLC	788,623	788,623		—	—
Morgan Stanley & Co. LLC	26,133	26,133		—	—
Scotia Capital (USA) Inc.	9,988	9,988		—	—

	1,823,333	1,823,333		—	—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

54	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

iBonds 2021 Term High Yield and Income	$2,938
iBonds 2022 Term High Yield and Income	1,601
iBonds 2023 Term High Yield and Income	3,149
iBonds 2024 Term High Yield and Income	2,045
iBonds 2025 Term High Yield and Income	2,775

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBonds 2021 Term High Yield and Income	$7,203,246	$9,644,055
iBonds 2022 Term High Yield and Income	9,417,457	9,132,783
iBonds 2023 Term High Yield and Income	7,255,538	6,702,328
iBonds 2024 Term High Yield and Income	4,675,273	4,567,496
iBonds 2025 Term High Yield and Income	6,075,952	5,537,465

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBonds 2021 Term High Yield and Income	$19,110,505	$4,598,688
iBonds 2022 Term High Yield and Income	15,770,237	6,624,485
iBonds 2023 Term High Yield and Income	8,580,999	4,367,918
iBonds 2024 Term High Yield and Income	2,277,977	4,364,985
iBonds 2025 Term High Yield and Income	20,485,477	15,736,722

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss

iBonds 2021 Term High Yield and Income	$(146,643)	$146,643
iBonds 2022 Term High Yield and Income	(15,545)	15,545
iBonds 2023 Term High Yield and Income	(91,353)	91,353
iBonds 2024 Term High Yield and Income	(151,598)	151,598
iBonds 2025 Term High Yield and Income	(180,586)	180,586

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/20	Period Ended 10/31/19

iBonds 2021 Term High Yield and Income Ordinary income	$636,214	$235,907

iBonds 2022 Term High Yield and Income Ordinary income	$746,451	$215,793

iBonds 2023 Term High Yield and Income Ordinary income	$769,276	$282,352

iBonds 2024 Term High Yield and Income Ordinary income	$655,125	$277,955

iBonds 2025 Term High Yield and Income Ordinary income	$790,698	$290,887

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total

iBonds 2021 Term High Yield and Income	$67,013	$(652,399)	$45,848		$(539,538)
iBonds 2022 Term High Yield and Income	85,284	(735,106)	312,337		(337,485)
iBonds 2023 Term High Yield and Income	67,230	(906,272)	217,977		(621,065)
iBonds 2024 Term High Yield and Income	45,676	(922,647)	42,030		(834,941)
iBonds 2025 Term High Yield and Income	85,657	(938,284)	182,719		(669,908)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBonds 2021 Term High Yield and Income	$27,893,662	$126,938	$(81,090)	$45,848
iBonds 2022 Term High Yield and Income	20,353,471	399,047	(86,710)	312,337
iBonds 2023 Term High Yield and Income	18,472,748	354,488	(136,511)	217,977
iBonds 2024 Term High Yield and Income	10,382,629	206,167	(164,137)	42,030
iBonds 2025 Term High Yield and Income	18,623,942	333,972	(151,253)	182,719

56	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (continued)

	Year Ended 10/31/20		Period Ended 10/31/19

iShares ETF	Shares	Amount	Shares	Amount

iBonds 2021 Term High Yield and Income
Shares sold	800,000	$19,441,959	500,000	$12,488,471
Shares redeemed	(200,000)	(4,664,296)	—	—

Net increase	600,000	14,777,663	500,000	12,488,471

iBonds 2022 Term High Yield and Income
Shares sold	700,000	16,128,396	400,000	10,000,418
Shares redeemed	(300,000)	(6,748,976)	—	—

Net increase	400,000	9,379,420	400,000	10,000,418

iBonds 2023 Term High Yield and Income
Shares sold	400,000	9,203,670	500,000	12,485,978
Shares redeemed	(200,000)	(4,444,071)	—	—

Net increase	200,000	4,759,599	500,000	12,485,978

iBonds 2024 Term High Yield and Income
Shares sold	100,000	2,303,087	500,000	12,483,225
Shares redeemed	(200,000)	(4,445,930)	—	—

Net increase (decrease)	(100,000)	(2,142,843)	500,000	12,483,225

iBonds 2025 Term High Yield and Income
Shares sold	900,000	21,196,356	500,000	12,479,398
Shares redeemed	(700,000)	(15,977,957)	—	—

Net increase	200,000	5,218,399	500,000	12,479,398

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

58	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBonds 2021 Term High Yield and Income ETF,

iShares iBonds 2022 Term High Yield and Income ETF,

iShares iBonds 2023 Term High Yield and Income ETF,

iShares iBonds 2024 Term High Yield and Income ETF, and

iShares iBonds 2025 Term High Yield and Income ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBonds 2021 Term High Yield and Income ETF, iShares iBonds 2022 Term High Yield and Income ETF, iShares iBonds 2023 Term High Yield and Income ETF, iShares iBonds 2024 Term High Yield and Income ETF, and iShares iBonds 2025 Term High Yield and Income ETF (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for the year ended October 31, 2020 and the period May 7, 2019 (commencement of operations) to October 31, 2019, including the related notes, and the financial highlights for the year ended October 31, 2020 and the period May 7, 2019 (commencement of operations) to October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for the year ended October 31, 2020 and the period May 7, 2019 (commencement of operations) to October 31, 2019 and the financial highlights for the year ended October 31, 2020 and the period May 7, 2019 (commencement of operations) to October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

For the fiscal year ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends

iBonds 2021 Term High Yield and Income	$561,750
iBonds 2022 Term High Yield and Income	666,006
iBonds 2023 Term High Yield and Income	651,229
iBonds 2024 Term High Yield and Income	556,303
iBonds 2025 Term High Yield and Income	700,639

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest

iBonds 2021 Term High Yield and Income	$1,010
iBonds 2022 Term High Yield and Income	771
iBonds 2023 Term High Yield and Income	799
iBonds 2024 Term High Yield and Income	587
iBonds 2025 Term High Yield and Income	295

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

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Board Review and Approval of Investment Advisory Contract

iShares iBonds 2021 Term HighYield and Income ETF, iShares iBonds 2022 Term HighYield and Income ETF, iShares iBonds 2023 Term HighYield and Income ETF, iShares iBonds 2024 Term High Yield and Income ETF, iShares iBonds 2025 Term High Yield and Income ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

iBonds 2021 Term High Yield and Income(a)	$0.958045	$—	$0.000870	$0.958915	100%	—%	0	%(b)	100%
iBonds 2022 Term High Yield and Income(a)	1.301667	—	0.001748	1.303415	100	—	0	(b)	100
iBonds 2023 Term High Yield and Income(a)	1.356730	—	0.001831	1.358561	100	—	0	(b)	100
iBonds 2024 Term High Yield and Income(a)	1.369005	—	0.001184	1.370189	100	—	0	(b)	100
iBonds 2025 Term High Yield and Income	1.444132	—	—	1.444132	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	63

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	65

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	67

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1023-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares iBonds Dec 2020 Term Corporate ETF | IBDL | NYSE Arca
•	iShares iBonds Dec 2021 Term Corporate ETF | IBDM | NYSE Arca
•	iShares iBonds Dec 2022 Term Corporate ETF | IBDN | NYSE Arca
•	iShares iBonds Dec 2023 Term Corporate ETF | IBDO | NYSE Arca
•	iShares iBonds Dec 2024 Term Corporate ETF | IBDP | NYSE Arca
•	iShares iBonds Dec 2025 Term Corporate ETF | IBDQ | NYSE Arca
•	iShares iBonds Dec 2026 Term Corporate ETF | IBDR | NYSE Arca
•	iShares iBonds Dec 2027 Term Corporate ETF | IBDS | NYSE Arca
•	iShares iBonds Dec 2028 Term Corporate ETF | IBDT | NYSE Arca
•	iShares iBonds Dec 2029 Term Corporate ETF | IBDU | NYSE Arca
•	iShares iBonds Dec 2030 Term Corporate ETF | IBDV | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

U.S. investment-grade corporate bonds advanced for the 12 months ended October 31, 2020 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade Index, a broad measure of U.S. investment-grade corporate bond performance, returned 8.02%.

U.S. economic growth was unusually volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis. The latter figure represented the largest quarterly economic contraction on record, as efforts to contain the virus through restrictions on travel and business led to widespread disruption of the U.S. economy.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. The U.S. economy rapidly rebalanced toward remote economic activity; working and shopping from home flourished, while traditional, in-person economic activity at malls, hotels, and restaurants remained subdued. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.1% in the third quarter of 2020.

In response to the pandemic and subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency cuts to short-term interest rates in March 2020, setting them near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later expanded its program by directly purchasing corporate bonds for the first time, including certain high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

Issuance of investment-grade bonds was at an all-time high during the reporting period, accelerating substantially beginning March 2020, following Fed interventions to stabilize bond markets. The Fed’s bond buying program reassured markets that issuers would have sufficient liquidity to meet their financing needs and obligations to bondholders. Consequently, demand for investment-grade bonds was high, as investors sought out yield in an environment of declining interest rates. In response, corporations issued bonds at a historically high pace, taking advantage of low yields to reduce borrowing costs and increase cash reserves in a time of economic uncertainty.

From a sector perspective, investment-grade bonds issued by financials companies posted the strongest returns. Debt issued by banks advanced, as balance sheets in the industry were resilient in the face of the recession, despite increasing loan loss provisions. New issuance from banks was high by historical standards but did not increase as much as the non-financials sectors.

Investment-grade debt issued by consumer non-cyclical companies also advanced, driven by gains among pharmaceutical company bonds amid high issuance to finance mergers and acquisitions and refinance existing debt. Prices of communications company bonds rose, as large companies took advantage of lower interest rates to refinance debt on favorable terms. Bonds issued by technology companies posted solid returns, as demand for many types of technology hardware and software increased, driven by an increase in remote working and learning.

4	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2020 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2020, as represented by the Bloomberg Barclays December 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.54%	2.34%	2.40%	1.54%	12.27%	15.04%
Fund Market	1.46	2.24	2.38	1.46	11.71	14.95
Index	1.68	2.48	2.53	1.68	13.05	15.94

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/2/14. The first day of secondary market trading was 12/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,005.10	$ 0.35		$ 1,000.00	$ 1,024.80	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 26 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2020 Term Corporate ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.1%
Aa	5.9
A	7.3
Baa	12.4
Not Rated	0.6
Short-Term and Other Assets	73.7

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	2.3%
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	2.3
Wells Fargo & Co., 2.55%, 12/07/20	1.4
McDonald’s Corp., 2.75%, 12/09/20	1.2
AstraZeneca PLC, 2.38%, 11/16/20	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2021 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2021, as represented by the Bloomberg Barclays December 2021 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.50%	2.96%	2.70%	2.50%	15.71%	16.24%
Fund Market	2.38	2.88	2.70	2.38	15.24	16.23
Index	2.65	3.07	2.84	2.65	16.34	17.12

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,013.40	$ 0.51		$ 1,000.00	$ 1,024.60	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 26 for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2021 Term Corporate ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.1%
Aa	17.2
A	45.0
Baa	28.9
Ba	0.9
Not Rated	1.0
Short-Term and Other Assets	5.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Oracle Corp., 1.90%, 09/15/21	1.2%
Morgan Stanley, 2.63%, 11/17/21	1.1
Citigroup Inc., 2.90%, 12/08/21	1.1
Goldman Sachs Group Inc. (The), 5.25%, 07/27/21	0.9
Deutsche Bank AG/New York NY, 4.25%, 10/14/21	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2022 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2022, as represented by the Bloomberg Barclays December 2022 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.63%	3.76%	3.38%	3.63%	20.27%	20.63%
Fund Market	3.62	3.71	3.40	3.62	19.96	20.75
Index	3.67	3.88	3.48	3.67	20.94	21.31

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,024.60	$ 0.51		$ 1,000.00	$ 1,024.60	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 26 for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.3%
Aa	10.7
A	45.8
Baa	37.4
Ba	1.2
Not Rated	1.5
Short-Term and Other Assets	2.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Goldman Sachs Group Inc. (The), 5.75%, 01/24/22	1.1%
Wells Fargo & Co., 2.63%, 07/22/22	0.8
AbbVie Inc., 2.30%, 11/21/22	0.7
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22	0.7
JPMorgan Chase & Co., 3.25%, 09/23/22	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2023, as represented by the Bloomberg Barclays December 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.13%	4.52%	3.99%	5.13%	24.73%	24.71%
Fund Market	5.08	4.47	4.01	5.08	24.45	24.81
Index	5.18	4.61	4.04	5.18	25.27	25.03

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,035.90	$ 0.51		$ 1,000.00	$ 1,024.60	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 26 for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.2%
Aa	10.6
A	40.1
Baa	44.7
Ba	0.7
Not Rated	1.4
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Apple Inc., 2.40%, 05/03/23	1.0%
Verizon Communications Inc., 5.15%, 09/15/23	0.9
Bank of America Corp., 3.30%, 01/11/23	0.8
Dell International LLC/EMC Corp., 5.45%, 06/15/23	0.8
Natwest Group PLC, 3.88%, 09/12/23	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2024 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2024, as represented by the Bloomberg Barclays December 2024 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.44%	4.99%	4.30%	5.44%	27.58%	26.83%
Fund Market	5.31	4.94	4.29	5.31	27.24	26.74
Index	5.64	5.16	4.48	5.64	28.63	28.03

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,047.00	$ 0.51		$ 1,000.00	$ 1,024.60	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 26 for more information.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.6%
Aa	6.9
A	41.0
Baa	46.1
Ba	2.4
Not Rated	1.5
Short-Term and Other Assets	1.5

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Bank of America Corp., 4.20%, 08/26/24	0.9%
AbbVie Inc., 2.60%, 11/21/24	0.9
Bristol-Myers Squibb Co., 2.90%, 07/26/24	0.8
JPMorgan Chase & Co., 3.88%, 09/10/24	0.8
Morgan Stanley, Series F, 3.88%, 04/29/24	0.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2025, as represented by the Bloomberg Barclays December 2025 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.16%	5.69%	4.89%	7.16%	31.91%	30.89%
Fund Market	7.19	5.64	4.90	7.19	31.54	30.99
Index	6.95	5.74	4.94	6.95	32.21	31.27

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,054.70	$ 0.52		$ 1,000.00	$ 1,024.60	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 26 for more information.

F U N D S U M M A R Y	15

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.1%
Aa	7.0
A	35.4
Baa	52.1
Ba	1.8
Not Rated	1.2
Short-Term and Other Assets	1.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	1.0%
Visa Inc., 3.15%, 12/14/25	0.9
CVS Health Corp., 3.88%, 07/20/25	0.8
AbbVie Inc., 3.60%, 05/14/25	0.7
T-Mobile USA Inc., 3.50%, 04/15/25	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2026, as represented by the Bloomberg Barclays December 2026 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.84%	5.15%	7.84%	23.06%
Fund Market	7.83	5.19	7.83	23.25
Index	7.94	5.27	7.94	23.64

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 9/13/16. The first day of secondary market trading was 9/15/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,060.60	$ 0.52		$ 1,000.00	$ 1,024.60	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 26 for more information.

F U N D S U M M A R Y	17

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.3%
Aa	7.4
A	36.2
Baa	51.7
Ba	0.9
Not Rated	1.4
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Dell International LLC/EMC Corp., 6.02%, 06/15/26	1.2%
AbbVie Inc., 2.95%, 11/21/26	1.0
Microsoft Corp., 2.40%, 08/08/26	0.9
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26	0.9
Wells Fargo & Co., 3.00%, 10/23/26	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2027, as represented by the Bloomberg Barclays December 2027 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.21%	6.06%	7.21%	20.28%
Fund Market	7.20	6.12	7.20	20.47
Index	7.21	6.10	7.21	20.40

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 9/12/17. The first day of secondary market trading was 9/14/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,064.80	$ 0.52		$ 1,000.00	$ 1,024.60	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 26 for more information.

F U N D S U M M A R Y	19

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets(a)
Aaa	1.9%
Aa	5.2
A	34.2
Baa	55.1
Ba	1.2
Not Rated	1.4
Short-Term and Other Assets	1.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	1.4%
Citigroup Inc., 4.45%, 09/29/27	1.3
T-Mobile USA Inc., 3.75%, 04/15/27	1.2
Microsoft Corp., 3.30%, 02/06/27	1.2
BAT Capital Corp., 3.56%, 08/15/27	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2028, as represented by the Bloomberg Barclays December 2028 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.33%	10.79%	7.33%	24.28%
Fund Market	7.27	10.89	7.27	24.50
Index	7.27	10.80	7.27	24.25

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 9/18/18. The first day of secondary market trading was 9/20/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,066.30	$ 0.52		$ 1,000.00	$ 1,024.60	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 26 for more information.

F U N D S U M M A R Y	21

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.4%
Aa	4.0
A	26.0
Baa	65.1
Ba	2.0
Not Rated	1.2
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	2.9%
Verizon Communications Inc., 4.33%, 09/21/28	1.7
Cigna Corp., 4.38%, 10/15/28	1.7
Comcast Corp., 4.15%, 10/15/28	1.5
Raytheon Technologies Corp., 4.13%, 11/16/28	1.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2029, as represented by the Bloomberg Barclays December 2029 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.17%	9.26%	8.17%	10.46%
Fund Market	7.98	9.40	7.98	10.62
Index	8.27	9.18	8.27	10.34

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 9/17/19. The first day of secondary market trading was 9/19/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,066.50	$ 0.52		$ 1,000.00	$ 1,024.60	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 26 for more information.

F U N D S U M M A R Y	23

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.1%
Aa	4.4
A	31.6
Baa	57.6
Ba	2.7
Not Rated	2.3
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
AbbVie Inc., 3.20%, 11/21/29	1.9%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	1.8
Bristol-Myers Squibb Co., 3.40%, 07/26/29	1.4
Verizon Communications Inc., 4.02%, 12/03/29	1.3
Altria Group Inc., 4.80%, 02/14/29	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2030 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2030 TermCorporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated, investment grade corporate bonds maturing in 2030, as represented by the Bloomberg Barclays December 2030 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	2.03%
Fund Market	2.11
Index	1.92

For the fiscal period ended 10/31/20, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was 6/23/20. The first day of secondary market trading was 6/25/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (06/23/20)	(a)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00		$ 1,020.30	$ 0.36		$ 1,000.00	$ 1,024.60	$ 0.51		0.10%

(a)	The beginning of the period (commencement of operations) is June 23, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (130 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 26 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets	(a)
Aaa	0.2%
Aa	5.7
A	32.5
Baa	58.6
Ba	1.1
Not Rated	1.0
Short-Term and Other Assets	0.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.88%, 04/15/30	1.7%
Boeing Co. (The), 5.15%, 05/01/30	1.2
British Telecommunications PLC, 9.63%, 12/15/30	1.2
HSBC Holdings PLC, 4.95%, 03/31/30	1.1
Goldman Sachs Group Inc. (The), 3.80%, 03/15/30	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	25

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Agriculture — 0.2%
Bunge Ltd. Finance Corp., 3.50%, 11/24/20	$2,258	$2,261,839

Auto Manufacturers — 0.1%
General Motors Financial Co. Inc., 2.45%, 11/06/20	603	603,066
PACCAR Financial Corp., 2.05%, 11/13/20	258	258,127

		861,193

Banks — 7.7%
Australia & New Zealand Banking Group Ltd./New York NY 2.25%, 11/09/20	2,695	2,695,889
2.70%, 11/16/20	4,405	4,408,832
Commonwealth Bank of Australia/New York NY, 2.40%, 11/02/20	3,735	3,735,000
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	22,299	22,362,329
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	1,276	1,277,199
Huntington Bancshares Inc./OH, 7.00%, 12/15/20(a)	1,053	1,061,077
Northern Trust Corp., 3.45%, 11/04/20	662	662,000
Santander UK PLC, 2.13%, 11/03/20	9,240	9,240,000
Toronto-Dominion Bank (The), 2.50%, 12/14/20	9,425	9,449,505
Wells Fargo & Co., 2.55%, 12/07/20	13,539	13,569,057
Westpac Banking Corp., 2.60%, 11/23/20	7,712	7,721,949

		76,182,837

Beverages — 1.7%
Coca-Cola Co. (The) 2.45%, 11/01/20(a)	6,348	6,348,000
3.15%, 11/15/20	4,841	4,845,744
PepsiCo Inc., 3.13%, 11/01/20	5,020	5,020,000

		16,213,744

Biotechnology — 0.1%
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	924	928,250

Chemicals — 0.8%
DuPont de Nemours Inc., 3.77%, 11/15/20	7,494	7,502,393

Computers — 0.7%
Apple Inc., 2.00%, 11/13/20	2,252	2,252,991
IBM Credit LLC, 3.45%, 11/30/20	5,064	5,076,407

		7,329,398

Diversified Financial Services — 3.5%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	22,925	22,939,901
Stifel Financial Corp., 3.50%, 12/01/20	696	697,552
Visa Inc., 2.20%, 12/14/20 (Call 11/14/20)	10,819	10,835,121

		34,472,574

Electric — 0.4%
American Electric Power Co. Inc., 2.15%, 11/13/20	1,769	1,769,920
NV Energy Inc., 6.25%, 11/15/20	1,745	1,748,211

		3,518,131

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20	345	345,452

Electronics — 0.4%
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	4,098	4,101,893

Food — 0.4%
Hershey Co. (The), 4.13%, 12/01/20	380	381,147

Security	Par/ Shares (000)	Value

Food (continued)
Kellogg Co., 4.00%, 12/15/20	$3,373	$3,387,875

		3,769,022

Gas — 0.5%
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20	5,134	5,136,413

Health Care - Services — 1.3%
Anthem Inc., 2.50%, 11/21/20	9,967	9,977,964
Humana Inc., 2.50%, 12/15/20	2,721	2,727,476

		12,705,440

Home Builders — 0.1%
DR Horton Inc., 2.55%, 12/01/20	990	991,564

Insurance — 1.5%
AEGON Funding Co. LLC, 5.75%, 12/15/20	2,113	2,126,460
American International Group Inc., 6.40%, 12/15/20	5,139	5,175,487
Chubb INA Holdings Inc., 2.30%, 11/03/20	4,865	4,865,000
Prudential Financial Inc., 4.50%, 11/15/20	1,865	1,867,667
Travelers Companies Inc. (The), 3.90%, 11/01/20	969	969,000

		15,003,614

Machinery — 0.6%
Caterpillar Financial Services Corp., 3.35%, 12/07/20	3,289	3,298,571
CNH Industrial Capital LLC, 4.38%, 11/06/20(a)	2,437	2,437,000

		5,735,571

Oil & Gas — 1.2%
Chevron Corp., 2.42%, 11/17/20	4,643	4,646,854
Marathon Petroleum Corp., 3.40%, 12/15/20 (Call 11/15/20)	3,397	3,400,091
Shell International Finance BV, 2.25%, 11/10/20	3,765	3,767,108

		11,814,053

Pharmaceuticals — 2.5%
AstraZeneca PLC, 2.38%, 11/16/20	10,972	10,980,119
Evernorth Health Inc., 2.60%, 11/30/20	4,614	4,621,798
Johnson & Johnson, 1.95%, 11/10/20	1,141	1,141,388
McKesson Corp., 3.65%, 11/30/20	4,660	4,671,603
Mead Johnson Nutrition Co., 3.00%, 11/15/20	2,814	2,816,251

		24,231,159

Retail — 2.6%
McDonald’s Corp., 2.75%, 12/09/20 (Call 11/09/20)	12,121	12,142,091
Starbucks Corp., 2.20%, 11/22/20	4,543	4,547,588
Walmart Inc., 1.90%, 12/15/20	8,766	8,782,655

		25,472,334

Total Corporate Bonds & Notes — 26.3% (Cost: $258,337,392)		258,576,874

Short-Term Investments

Money Market Funds — 73.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(b)(c)(d)	4,331	4,334,331

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	715,532	$715,532,000

		719,866,331

Total Short-Term Investments — 73.2% (Cost: $719,859,401)		719,866,331

Total Investments in Securities — 99.5% (Cost: $978,196,793)		978,443,205

Other Assets, Less Liabilities — 0.5%		5,022,404

Net Assets — 100.0%		$983,465,609

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at (000) 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,005,019	$—		$(22,690,685	)(a)	$18,804	$1,193	$4,334,331	4,331	$154,889	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	63,310,000	652,222,000	(a)	—		—	—	715,532,000	715,532	1,041,956		—

						$18,804	$1,193	$719,866,331		$1,196,845		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$258,576,874	$—	$258,576,874
Money Market Funds	719,866,331	—	—	719,866,331

	$719,866,331	$258,576,874	$—	$978,443,205

See notes to financial statements.

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$1,834	$1,890,029

Aerospace & Defense — 1.2%
Boeing Co. (The) 2.30%, 08/01/21(a)	2,830	2,845,367
2.35%, 10/30/21	1,893	1,919,426
8.75%, 08/15/21	214	225,744
General Dynamics Corp. 3.00%, 05/11/21	7,626	7,735,281
3.88%, 07/15/21 (Call 04/15/21)(a)	1,762	1,790,315
Lockheed Martin Corp., 3.35%, 09/15/21(a)	2,514	2,579,263
Northrop Grumman Corp., 3.50%, 03/15/21	2,201	2,226,598

		19,321,994

Agriculture — 0.8%
Altria Group Inc., 4.75%, 05/05/21	5,189	5,304,404
Philip Morris International Inc. 1.88%, 02/25/21 (Call 01/25/21)(a)	2,816	2,826,025
2.90%, 11/15/21(a)	4,467	4,582,025
4.13%, 05/17/21(a)	415	423,495

		13,135,949

Auto Manufacturers — 4.3%
American Honda Finance Corp. 1.65%, 07/12/21	2,527	2,549,339
1.70%, 09/09/21(a)	3,823	3,867,882
2.65%, 02/12/21(a)	3,153	3,173,463
3.15%, 01/08/21(a)	974	978,909
3.38%, 12/10/21	1,749	1,806,367
General Motors Financial Co. Inc. 3.20%, 07/06/21 (Call 06/06/21)	6,680	6,769,245
3.55%, 04/09/21	2,863	2,894,407
4.20%, 03/01/21 (Call 02/01/21)	5,108	5,146,770
4.20%, 11/06/21(a)	6,256	6,449,936
4.38%, 09/25/21	4,782	4,927,086
PACCAR Financial Corp. 2.80%, 03/01/21	1,151	1,160,519
3.10%, 05/10/21(a)	1,520	1,542,891
3.15%, 08/09/21	1,255	1,282,497
Toyota Motor Corp., 3.18%, 07/20/21(a)	2,957	3,018,417
Toyota Motor Credit Corp. 1.80%, 10/07/21(a)	1,550	1,571,994
1.90%, 04/08/21	6,248	6,291,736
2.75%, 05/17/21(a)	2,554	2,587,892
2.95%, 04/13/21(a)	3,506	3,547,686
3.05%, 01/08/21	1,929	1,938,548
3.40%, 09/15/21(a)	3,139	3,222,905
4.25%, 01/11/21(a)	1,780	1,793,386

		66,521,875

Banks — 39.1%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	767	781,772
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21(a)	2,607	2,649,520
Australia & New Zealand Banking Group Ltd./New York NY 2.30%, 06/01/21	3,657	3,699,933
2.55%, 11/23/21	4,087	4,183,045
Bank of America Corp. 2.63%, 04/19/21(a)	6,880	6,953,685

Security	Par (000)	Value

Banks (continued)
5.00%, 05/13/21	$3,689	$3,781,041
5.88%, 01/05/21	2,390	2,413,183
Bank of Montreal 1.90%, 08/27/21	9,480	9,608,170
Series D, 3.10%, 04/13/21(a)	1,733	1,755,113
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)	5,402	5,442,623
2.50%, 04/15/21 (Call 03/15/21)(a)	6,014	6,063,315
3.55%, 09/23/21 (Call 08/23/21)(a)	4,185	4,296,321
4.15%, 02/01/21	805	812,736
Bank of Nova Scotia (The) 2.45%, 03/22/21(a)	4,753	4,792,925
2.50%, 01/08/21(a)	3,490	3,504,309
2.80%, 07/21/21(a)	3,402	3,463,576
3.13%, 04/20/21(a)	4,464	4,524,219
4.38%, 01/13/21	2,105	2,121,756
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	5,388	5,401,201
Barclays PLC 3.20%, 08/10/21(a)	5,086	5,191,229
3.25%, 01/12/21	5,423	5,452,284
BBVA USA, 3.50%, 06/11/21 (Call 05/11/21)(a)	2,143	2,177,374
BNP Paribas SA, 5.00%, 01/15/21	8,680	8,761,592
BPCE SA 2.65%, 02/03/21(a)	2,282	2,295,190
2.75%, 12/02/21(a)	3,960	4,062,683
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21(a)	2,812	2,829,153
Capital One N.A. 2.25%, 09/13/21 (Call 08/13/21)	945	958,703
2.95%, 07/23/21 (Call 06/23/21)	590	599,936
Citibank N.A. 2.85%, 02/12/21 (Call 01/12/21)	3,180	3,195,964
3.40%, 07/23/21 (Call 06/23/21)	4,324	4,410,869
Citigroup Inc. 2.35%, 08/02/21	6,490	6,587,155
2.70%, 03/30/21(a)	8,020	8,099,077
2.90%, 12/08/21 (Call 11/08/21)	16,169	16,578,722
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	3,662	3,698,510
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	1,849	1,872,945
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	2,589	2,610,825
Cooperatieve Rabobank UA 1.88%, 07/19/21(b)	146	147,562
4.50%, 01/11/21(a)	5,587	5,632,031
Cooperatieve Rabobank UA/NY 2.50%, 01/19/21(a)	8,939	8,982,712
3.13%, 04/26/21	4,698	4,763,302
Credit Suisse AG/New York NY 2.10%, 11/12/21	8,228	8,375,693
3.00%, 10/29/21	7,037	7,225,662
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21	5,470	5,546,252
Deutsche Bank AG 3.13%, 01/13/21	2,047	2,054,901
3.38%, 05/12/21(a)	3,822	3,865,724
Deutsche Bank AG/New York NY 3.13%, 01/13/21(a)	642	643,945
3.15%, 01/22/21(a)	6,708	6,737,649
3.38%, 05/12/21(a)	3,926	3,965,810

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 02/04/21	$1,447	$1,458,316
4.25%, 10/14/21	13,377	13,757,174
Discover Bank, 3.20%, 08/09/21 (Call 07/09/21)(a)	2,540	2,588,692
Fifth Third Bank NA 2.25%, 06/14/21 (Call 05/14/21)(a)	4,158	4,202,116
2.88%, 10/01/21 (Call 09/01/21)	2,476	2,530,150
3.35%, 07/26/21 (Call 06/26/21)(a)	1,997	2,036,620
Goldman Sachs Group Inc. (The) 2.35%, 11/15/21 (Call 11/15/20)	7,118	7,256,018
2.63%, 04/25/21 (Call 03/25/21)(a)	5,062	5,108,419
2.88%, 02/25/21 (Call 01/25/21)(a)	4,183	4,207,010
5.25%, 07/27/21	14,045	14,548,654
HSBC Holdings PLC, 2.95%, 05/25/21	25	25,364
Huntington Bancshares Inc./OH, 3.15%, 03/14/21 (Call 02/14/21)	4,622	4,658,837
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)	1,453	1,472,354
JPMorgan Chase & Co. 2.55%, 03/01/21 (Call 02/01/21)	8,042	8,085,588
4.35%, 08/15/21(a)	11,847	12,221,365
4.63%, 05/10/21	6,069	6,207,009
KeyBank N.A./Cleveland OH 2.50%, 11/22/21	3,031	3,099,682
3.35%, 06/15/21	1,391	1,417,248
KeyCorp, 5.10%, 03/24/21	4,446	4,529,140
Lloyds Bank PLC, 6.38%, 01/21/21	1,312	1,329,213
Lloyds Banking Group PLC, 3.10%, 07/06/21	4,018	4,092,976
Manufacturers & Traders Trust Co., 2.63%, 01/25/21 (Call 12/25/20)	2,643	2,651,880
Mitsubishi UFJ Financial Group Inc. 2.19%, 09/13/21	2,697	2,739,262
2.95%, 03/01/21	6,913	6,973,489
3.54%, 07/26/21(a)	4,253	4,354,392
Mizuho Financial Group Inc., 2.27%, 09/13/21	4,233	4,302,337
Morgan Stanley 2.50%, 04/21/21	7,959	8,038,033
2.63%, 11/17/21	16,395	16,784,053
5.50%, 07/28/21	9,774	10,142,675
5.75%, 01/25/21(a)	10,038	10,161,066
National Australia Bank Ltd./New York 1.88%, 07/12/21	6,481	6,553,587
2.50%, 01/12/21(a)	3,364	3,378,600
2.63%, 01/14/21(a)	2,839	2,852,145
3.38%, 09/20/21	2,998	3,079,965
3.70%, 11/04/21	2,304	2,382,912
Northern Trust Corp., 3.38%, 08/23/21(a)	1,242	1,273,236
PNC Bank N.A. 2.15%, 04/29/21 (Call 03/30/21)	4,769	4,806,341
2.50%, 01/22/21 (Call 12/23/20)(a)	3,343	3,353,464
2.55%, 12/09/21 (Call 11/09/21)	3,315	3,392,571
Royal Bank of Canada 2.50%, 01/19/21(a)	3,920	3,938,581
3.20%, 04/30/21	5,303	5,380,848
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)(a)	1,934	2,005,829
Santander UK Group Holdings PLC 2.88%, 08/05/21(a)	8,452	8,607,348
3.13%, 01/08/21	3,530	3,547,191
Santander UK PLC 2.50%, 01/05/21(a)	1,315	1,319,997

Security	Par (000)	Value

Banks (continued)
3.40%, 06/01/21(a)	$3,074	$3,127,856
3.75%, 11/15/21	1,304	1,347,345
Skandinaviska Enskilda Banken AB 1.88%, 09/13/21(a)	4,122	4,176,988
2.63%, 03/15/21	5,855	5,905,119
State Street Corp. 1.95%, 05/19/21(a)	2,967	2,994,385
4.38%, 03/07/21(a)	2,327	2,359,718
Sumitomo Mitsui Financial Group Inc. 2.06%, 07/14/21(a)	7,276	7,365,131
2.44%, 10/19/21	4,513	4,605,923
2.93%, 03/09/21	5,934	5,988,177
Svenska Handelsbanken AB 1.88%, 09/07/21	3,129	3,171,116
2.45%, 03/30/21	4,643	4,685,158
3.35%, 05/24/21	6,027	6,130,423
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	3,294	3,338,864
Toronto-Dominion Bank (The) 1.80%, 07/13/21(a)	5,708	5,769,532
2.13%, 04/07/21(a)	7,489	7,549,137
2.55%, 01/25/21(a)	3,401	3,418,991
3.25%, 06/11/21	2,967	3,020,643
Truist Bank, 2.85%, 04/01/21 (Call 03/01/21)	1,769	1,784,090
Truist Financial Corp. 2.05%, 05/10/21 (Call 04/09/21)(a)	4,515	4,550,262
2.15%, 02/01/21 (Call 01/01/21)	3,329	3,338,954
2.90%, 03/03/21 (Call 02/03/21)	3,481	3,503,661
3.20%, 09/03/21 (Call 08/03/21)	2,304	2,355,057
U.S. Bancorp. 2.35%, 01/29/21 (Call 12/29/20)(a)	4,240	4,253,865
4.13%, 05/24/21 (Call 04/23/21)(a)	3,303	3,363,049
U.S. Bank N.A./Cincinnati OH 3.00%, 02/04/21 (Call 01/04/21)(a)	2,955	2,968,859
3.15%, 04/26/21 (Call 03/26/21)(a)	2,647	2,677,599
3.45%, 11/16/21 (Call 10/15/21)	3,895	4,012,902
Wells Fargo & Co. 2.10%, 07/26/21	10,159	10,294,115
2.50%, 03/04/21	7,975	8,034,892
3.00%, 01/22/21	4,327	4,352,962
4.60%, 04/01/21(a)	7,930	8,069,647
Wells Fargo Bank N.A. 2.60%, 01/15/21	6,690	6,720,841
3.63%, 10/22/21 (Call 09/21/21)	6,909	7,112,885
Westpac Banking Corp. 2.00%, 08/19/21(a)	4,869	4,936,046
2.10%, 05/13/21(a)	6,145	6,204,668
2.65%, 01/25/21	2,828	2,843,413

		606,755,917

Beverages — 1.3%
Constellation Brands Inc., 3.75%, 05/01/21	1,541	1,565,949
Keurig Dr Pepper Inc., 3.55%, 05/25/21	6,704	6,821,990
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)(a)	3,277	3,310,852
PepsiCo Inc. 1.70%, 10/06/21 (Call 09/06/21)(a)	2,532	2,563,574
2.00%, 04/15/21 (Call 03/15/21)(a)	3,127	3,147,107
3.00%, 08/25/21(a)	2,224	2,272,594

		19,682,066

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 0.9%
Amgen Inc., 3.88%, 11/15/21 (Call 08/15/21)	$5,343	$5,486,559
Gilead Sciences Inc. 4.40%, 12/01/21 (Call 09/01/21)	6,692	6,917,788
4.50%, 04/01/21 (Call 01/01/21)	2,298	2,313,443

		14,717,790

Building Materials — 0.0%
CRH America Inc., 5.75%, 01/15/21	729	736,720

Chemicals — 0.8%
Air Products and Chemicals Inc., 3.00%, 11/03/21	801	822,202
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	972	1,001,491
Eastman Chemical Co., 3.50%, 12/01/21	817	841,518
Linde Inc. 3.00%, 09/01/21	3,222	3,293,754
4.05%, 03/15/21	1,392	1,411,349
LyondellBasell Industries NV, 6.00%, 11/15/21 (Call 11/05/20)	3,847	4,008,997
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)	1,255	1,282,961

		12,662,272

Commercial Services — 0.5%
Equifax Inc. 2.30%, 06/01/21 (Call 05/01/21)	1,614	1,628,946
3.60%, 08/15/21(a)	853	874,120
Global Payments Inc., 3.80%, 04/01/21 (Call 03/01/21)(a)	3,523	3,560,590
Verisk Analytics Inc., 5.80%, 05/01/21	1,413	1,448,283

		7,511,939

Computers — 2.3%
Apple Inc. 1.55%, 08/04/21 (Call 07/04/21)(a)	6,478	6,534,941
2.25%, 02/23/21 (Call 01/23/21)	8,744	8,781,949
2.85%, 05/06/21	9,359	9,482,726
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)(a)	2,099	2,153,616
HP Inc., 4.65%, 12/09/21	222	232,290
IBM Credit LLC 1.80%, 01/20/21(a)	1,948	1,954,584
2.65%, 02/05/21	1,929	1,940,921
3.60%, 11/30/21	4,507	4,665,151

		35,746,178

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co., 2.45%, 11/15/21(a)	348	355,562
Estee Lauder Companies Inc. (The), 1.70%, 05/10/21 (Call 04/10/21)	1,125	1,132,065
Procter & Gamble Co. (The) 1.70%, 11/03/21	2,826	2,865,903
1.85%, 02/02/21(a)	2,180	2,188,611
Unilever Capital Corp. 2.75%, 03/22/21	1,682	1,698,063
4.25%, 02/10/21	2,545	2,572,206

		10,812,410

Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	2,638	2,713,658
Air Lease Corp. 2.50%, 03/01/21(a)	1,480	1,488,125
3.38%, 06/01/21	2,592	2,622,534
3.88%, 04/01/21 (Call 03/01/21)	1,313	1,324,856
Aircastle Ltd., 5.13%, 03/15/21	1,755	1,778,921
Ally Financial Inc., 4.25%, 04/15/21(a)	2,434	2,470,632

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co. 3.00%, 02/22/21 (Call 01/22/21)(a)	$3,308	$3,327,385
3.38%, 05/17/21 (Call 04/17/21)	5,716	5,795,795
3.70%, 11/05/21 (Call 10/05/21)(a)	4,518	4,659,097
American Express Credit Corp., 2.25%, 05/05/21 (Call 04/04/21)	6,112	6,162,302
Capital One Financial Corp. 3.45%, 04/30/21 (Call 03/30/21)	3,973	4,023,219
4.75%, 07/15/21	5,620	5,789,780
Charles Schwab Corp. (The), 3.25%, 05/21/21 (Call 04/21/21)(a)	2,081	2,110,300
Jefferies Group LLC, 6.88%, 04/15/21	1,727	1,773,491
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)	2,362	2,403,052
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)(a)	2,183	2,223,669

		50,666,816

Electric — 4.7%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21	1,507	1,558,087
Appalachian Power Co., 4.60%, 03/30/21 (Call 12/30/20)(a)	615	618,997
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	385	394,417
Berkshire Hathaway Energy Co., 2.38%, 01/15/21	1,705	1,712,127
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)(a)	1,679	1,691,693
CenterPoint Energy Inc., 3.60%, 11/01/21	1,482	1,527,972
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	859	875,003
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	1,795	1,808,696
Dominion Energy Inc. 2.72%, 08/15/21(c)	3,024	3,073,442
4.10%, 04/01/21(c)	807	818,984
Series C, 2.00%, 08/15/21 (Call 07/15/21)	2,561	2,589,017
Duke Energy Carolinas LLC, 3.90%, 06/15/21 (Call 03/15/21)	1,582	1,602,756
Duke Energy Corp. 1.80%, 09/01/21 (Call 08/01/21)	3,103	3,135,954
3.55%, 09/15/21 (Call 06/15/21)(a)	2,283	2,328,181
Duke Energy Florida LLC, 3.10%, 08/15/21 (Call 05/15/21)	575	583,539
Duke Energy Progress LLC, 3.00%, 09/15/21 (Call 06/15/21)	1,404	1,426,590
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	3,209	3,246,834
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/30/20)	859	861,723
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	700	710,101
Eversource Energy, 2.50%, 03/15/21 (Call 02/15/21)	1,505	1,514,075
Exelon Corp., 2.45%, 04/15/21 (Call 03/15/21)	1,788	1,800,874
Georgia Power Co., 2.40%, 04/01/21 (Call 03/01/21)	558	561,683
National Rural Utilities Cooperative Finance Corp., 2.90%, 03/15/21(a)	1,690	1,706,528
NextEra Energy Capital Holdings Inc. 2.40%, 09/01/21(a)	5,380	5,473,612
4.50%, 06/01/21 (Call 03/01/21)(a)	1,138	1,153,477
Ohio Power Co., Series M, 5.38%, 10/01/21(a)	2,006	2,096,069
PacifiCorp, 3.85%, 06/15/21 (Call 03/15/21)	1,116	1,130,497
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)(a)	531	536,825
PNM Resources Inc., 3.25%, 03/09/21	816	822,234
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)(a)	880	895,066
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)	3,846	3,899,729
Public Service Electric & Gas Co., 1.90%, 03/15/21 (Call 02/15/21)	672	675,111

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	$1,025	$1,039,719
Puget Energy Inc., 6.00%, 09/01/21	1,745	1,818,360
San Diego Gas & Electric Co., 3.00%, 08/15/21(a)	1,088	1,110,674
Southern California Edison Co. 3.88%, 06/01/21 (Call 03/01/21)	2,898	2,931,530
Series A, 2.90%, 03/01/21(a)	1,767	1,781,542
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	6,094	6,164,995
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)(a)	1,419	1,449,835
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	343	348,615
Wisconsin Public Service Corp., 3.35%, 11/21/21	1,243	1,281,682
Xcel Energy Inc., 2.40%, 03/15/21 (Call 02/15/21)	1,453	1,461,297

		72,218,142

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)	1,793	1,832,769

Electronics — 0.9%
Avnet Inc., 3.75%, 12/01/21 (Call 11/01/21)(a)	772	790,667
Fortive Corp., 2.35%, 06/15/21 (Call 11/13/20)(a)	4,002	4,043,981
Honeywell International Inc. 1.85%, 11/01/21 (Call 10/01/21)	5,713	5,793,610
4.25%, 03/01/21	1,890	1,914,627
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)(a)	1,897	1,942,870

		14,485,755

Environmental Control — 0.1%
Waste Management Inc., 4.60%, 03/01/21 (Call 12/01/20)	1,190	1,193,856

Food — 1.3%
Campbell Soup Co., 3.30%, 03/15/21(a)	1,855	1,874,867
General Mills Inc. 3.15%, 12/15/21 (Call 09/15/21)	2,933	3,002,131
3.20%, 04/16/21	3,020	3,058,746
Hershey Co. (The), 3.10%, 05/15/21(a)	1,231	1,249,588
JM Smucker Co. (The), 3.50%, 10/15/21	2,126	2,188,037
Kroger Co. (The) 2.60%, 02/01/21 (Call 01/01/21)	563	565,049
2.95%, 11/01/21 (Call 10/01/21)	2,472	2,529,326
3.30%, 01/15/21 (Call 12/15/20)	1,834	1,840,364
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)	2,366	2,395,646
Tyson Foods Inc., 2.25%, 08/23/21 (Call 07/23/21)(a)	2,124	2,153,099

		20,856,853

Gas — 0.2%
National Fuel Gas Co., 4.90%, 12/01/21 (Call 09/01/21)	1,316	1,358,967
Southern Co. Gas Capital Corp., 3.50%, 09/15/21 (Call 06/15/21)	1,334	1,358,466

		2,717,433

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 12/01/21 (Call 09/01/21)	1,198	1,229,759

Health Care - Products — 0.4%
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)(a)	1,730	1,746,988
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	2,839	2,856,744
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)(a)	900	921,222

		5,524,954

Health Care - Services — 0.9%
Anthem Inc., 3.70%, 08/15/21 (Call 05/15/21)	2,196	2,235,396

Security	Par (000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc., 4.70%, 04/01/21(a)	$1,310	$1,331,248
UnitedHealth Group Inc. 2.13%, 03/15/21	3,018	3,039,096
2.88%, 12/15/21	2,975	3,059,252
3.15%, 06/15/21	1,780	1,811,079
3.38%, 11/15/21 (Call 08/15/21)	1,366	1,397,677
4.70%, 02/15/21 (Call 11/30/20)(a)	874	876,867

		13,750,615

Home Furnishings — 0.1%
Whirlpool Corp., 4.85%, 06/15/21	1,150	1,180,291

Household Products & Wares — 0.0%
Clorox Co. (The), 3.80%, 11/15/21	384	396,948

Insurance — 1.5%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)	4,989	5,024,721
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)(a)	1,638	1,649,237
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21(a)	3,082	3,105,916
Berkshire Hathaway Inc. 2.20%, 03/15/21 (Call 02/15/21)(a)	3,674	3,693,876
3.75%, 08/15/21(a)	1,098	1,128,557
Marsh & McLennan Companies Inc., 4.80%, 07/15/21 (Call 04/15/21)(a)	2,090	2,132,573
Progressive Corp. (The), 3.75%, 08/23/21(a)	1,241	1,275,252
Prudential Financial Inc., 4.50%, 11/16/21	1,420	1,479,640
Reinsurance Group of America Inc., 5.00%, 06/01/21	1,355	1,390,176
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)(a)	1,185	1,211,615
Willis Towers Watson PLC, 5.75%, 03/15/21	1,186	1,208,748

		23,300,311

Internet — 0.9%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)	4,845	4,955,175
Alphabet Inc., 3.63%, 05/19/21(a)	3,080	3,136,518
Amazon.com Inc., 3.30%, 12/05/21 (Call 10/05/21)	4,161	4,276,967
JD.com Inc., 3.13%, 04/29/21(a)	1,870	1,886,681

		14,255,341

Lodging — 0.2%
Marriott International Inc./MD 2.88%, 03/01/21 (Call 02/01/21)	2,241	2,251,376
Series N, 3.13%, 10/15/21 (Call 07/15/21)	1,290	1,307,712

		3,559,088

Machinery — 2.4%
Caterpillar Financial Services Corp. 1.70%, 08/09/21	3,833	3,876,351
1.93%, 10/01/21	1,850	1,878,138
2.90%, 03/15/21(a)	1,174	1,185,036
3.15%, 09/07/21	4,313	4,415,261
Series I, 2.65%, 05/17/21(a)	2,223	2,251,277
Caterpillar Inc., 3.90%, 05/27/21	3,341	3,409,557
CNH Industrial Capital LLC 3.88%, 10/15/21(a)	1,239	1,271,449
4.88%, 04/01/21	2,368	2,405,651
John Deere Capital Corp. 2.30%, 06/07/21(a)	1,914	1,937,887
2.35%, 01/08/21(a)	2,262	2,270,980
2.55%, 01/08/21	1,631	1,637,769
2.80%, 03/04/21	1,676	1,690,330
2.88%, 03/12/21(a)	838	845,877
3.13%, 09/10/21	2,074	2,124,046

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.15%, 10/15/21	$1,813	$1,863,220
3.90%, 07/12/21	2,327	2,386,874
Xylem Inc., 4.88%, 10/01/21	1,569	1,630,756

		37,080,459

Manufacturing — 0.4%
3M Co. 1.63%, 09/19/21 (Call 08/19/21)	2,534	2,561,443
3.00%, 09/14/21 (Call 08/14/21)	2,005	2,048,067
General Electric Co. 4.63%, 01/07/21	65	65,463
4.65%, 10/17/21	10	10,400
5.30%, 02/11/21	175	177,251
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)	535	544,678
Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 02/21/21	835	841,196

		6,248,498

Media — 1.4%
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	4,245	4,325,952
4.13%, 02/15/21 (Call 11/30/20)	2,557	2,563,137
TWDC Enterprises 18 Corp. 2.30%, 02/12/21(a)	2,513	2,526,721
2.75%, 08/16/21(a)	7,140	7,277,802
3.75%, 06/01/21	1,991	2,030,740
Walt Disney Co. (The), 4.50%, 02/15/21	2,434	2,462,989

		21,187,341

Mining — 0.4%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	1,650	1,698,857
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)(a)	2,250	2,306,205
Newmont Corp., 3.63%, 06/09/21 (Call 04/09/21)	1,748	1,770,339

		5,775,401

Oil & Gas — 3.3%
BP Capital Markets America Inc. 2.11%, 09/16/21 (Call 08/16/21)	2,548	2,583,672
4.74%, 03/11/21	3,499	3,553,164
BP Capital Markets PLC, 3.56%, 11/01/21	3,911	4,031,459
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	2,131	2,175,581
Chevron Corp., 2.10%, 05/16/21 (Call 04/15/21)(a)	4,559	4,596,293
EOG Resources Inc., 4.10%, 02/01/21	2,160	2,179,030
Exxon Mobil Corp., 2.22%, 03/01/21 (Call 02/01/21)	8,056	8,093,702
Marathon Petroleum Corp., 5.13%, 03/01/21	4,612	4,681,780
Shell International Finance BV 1.75%, 09/12/21	4,109	4,159,253
1.88%, 05/10/21	4,591	4,626,488
Suncor Energy Inc., 9.25%, 10/15/21	50	53,952
Total Capital International SA 2.22%, 07/12/21 (Call 06/12/21)	3,749	3,793,763
2.75%, 06/19/21(a)	4,543	4,612,553
Total Capital SA 4.13%, 01/28/21	1,240	1,250,862
4.25%, 12/15/21(a)	1,536	1,603,784

		51,995,336

Oil & Gas Services — 0.2%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	2,299	2,344,129

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(a)	945	970,638

Security	Par (000)	Value

Pharmaceuticals — 7.0%
AbbVie Inc. 2.15%, 11/19/21(d)	$6,518	$6,634,998
2.30%, 05/14/21 (Call 04/14/21)	7,932	8,000,770
3.38%, 11/14/21	3,702	3,812,283
4.88%, 02/15/21 (Call 11/17/20)(d)	3,000	3,005,430
5.00%, 12/15/21 (Call 09/16/21)(d)	7,344	7,623,880
Becton Dickinson and Co., 3.13%, 11/08/21	4,176	4,286,163
Bristol-Myers Squibb Co. 2.25%, 08/15/21(a)	1,788	1,815,821
2.55%, 05/14/21	3,198	3,236,728
2.88%, 02/19/21	1,750	1,763,597
Cigna Corp., 3.40%, 09/17/21(a)	4,310	4,424,086
CVS Health Corp. 2.13%, 06/01/21 (Call 05/01/21)(a)	7,583	7,649,275
3.35%, 03/09/21	7,131	7,205,020
Johnson & Johnson 1.65%, 03/01/21 (Call 02/01/21)	3,408	3,418,769
2.45%, 12/05/21(a)	973	995,953
3.55%, 05/15/21(a)	923	939,116
McKesson Corp., 4.75%, 03/01/21 (Call 12/01/20)	310	310,946
Merck & Co. Inc., 3.88%, 01/15/21 (Call 11/30/20)(a)	3,162	3,170,695
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	9,476	9,616,340
Pfizer Inc. 1.95%, 06/03/21(a)	3,752	3,789,595
2.20%, 12/15/21(a)	3,978	4,063,288
3.00%, 09/15/21	2,729	2,793,868
Sanofi, 4.00%, 03/29/21	6,981	7,088,228
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)(a)	2,961	3,008,139
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21 (Call 10/26/21)	9,358	9,685,998
Zoetis Inc., 3.25%, 08/20/21(a)	984	1,006,908

		109,345,894

Pipelines — 1.6%
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	1,323	1,353,059
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)	3,881	3,930,910
Enterprise Products Operating LLC 2.80%, 02/15/21	2,218	2,233,459
2.85%, 04/15/21 (Call 03/15/21)	2,359	2,379,948
Kinder Morgan Energy Partners LP 3.50%, 03/01/21 (Call 01/01/21)	3,025	3,039,459
5.00%, 10/01/21 (Call 07/01/21)	2,183	2,246,569
5.80%, 03/01/21	1,684	1,713,032
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/03/20)	918	918,000
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	725	734,004
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	1,670	1,690,007
TC PipeLines LP, 4.65%, 06/15/21 (Call 03/15/21)	147	148,801
TransCanada PipeLines Ltd., 9.88%, 01/01/21	902	914,953
Williams Companies Inc. (The) 4.00%, 11/15/21 (Call 08/15/21)	2,067	2,120,225
7.88%, 09/01/21	1,516	1,606,384

		25,028,810

Real Estate Investment Trusts — 0.7%
Boston Properties LP, 4.13%, 05/15/21 (Call 02/15/21)(a)	4,807	4,857,137

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP, 4.63%, 12/15/21 (Call 09/15/21)	$2,847	$2,948,154
Simon Property Group LP, 2.50%, 07/15/21 (Call 04/15/21)(a)	3,789	3,824,882

		11,630,173

Retail — 2.5%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	1,071	1,073,592
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	2,171	2,183,679
Family Dollar Stores Inc., 5.00%, 02/01/21	550	555,714
Home Depot Inc. (The) 2.00%, 04/01/21 (Call 03/01/21)	5,188	5,218,350
4.40%, 04/01/21 (Call 01/01/21)	2,974	2,993,599
Lowe’s Companies Inc. 3.75%, 04/15/21 (Call 01/15/21)	1,499	1,509,298
3.80%, 11/15/21 (Call 08/15/21)	2,010	2,062,863
McDonald’s Corp., 3.63%, 05/20/21	1,744	1,775,183
O’Reilly Automotive Inc., 4.63%, 09/15/21 (Call 06/15/21)(a)	1,562	1,600,300
Starbucks Corp., 2.10%, 02/04/21 (Call 01/04/21)	3,573	3,582,433
TJX Companies Inc. (The), 2.75%, 06/15/21 (Call 04/15/21)	2,125	2,148,800
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	5,451	5,587,983
Walmart Inc. 3.13%, 06/23/21(a)	7,361	7,495,927
4.25%, 04/15/21(a)	265	269,743

		38,057,464

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21(a)	305	327,296

Semiconductors — 1.8%
Analog Devices Inc., 2.50%, 12/05/21 (Call 11/05/21)	1,588	1,619,633
Broadcom Inc., 3.13%, 04/15/21(a)	3,018	3,048,663
Intel Corp. 1.70%, 05/19/21 (Call 04/19/21)	2,690	2,707,915
3.30%, 10/01/21	5,990	6,154,246
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)(a)	3,483	3,529,150
Microchip Technology Inc., 3.92%, 06/01/21(a)	2,724	2,775,565
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	3,907	3,965,566
Texas Instruments Inc., 2.75%, 03/12/21 (Call 02/12/21)(a)	1,929	1,942,156
Xilinx Inc., 3.00%, 03/15/21(a)	1,667	1,682,186

		27,425,080

Software — 2.4%
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	2,146	2,163,104
Fiserv Inc., 4.75%, 06/15/21	946	971,031
Microsoft Corp. 1.55%, 08/08/21 (Call 07/08/21)(a)	9,268	9,350,948
4.00%, 02/08/21(a)	1,185	1,196,696
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)	18,630	18,862,689
2.80%, 07/08/21(a)	5,255	5,345,333

		37,889,801

Telecommunications — 1.8%
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)	8,727	8,838,531
2.20%, 02/28/21(a)	6,576	6,615,982
2.90%, 03/04/21(a)	1,349	1,360,993
Orange SA, 4.13%, 09/14/21(a)	3,525	3,637,624
Telefonica Emisiones SA, 5.46%, 02/16/21	5,008	5,079,514
Verizon Communications Inc., 3.45%, 03/15/21(a)	2,552	2,580,965

		28,113,609

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.15%, 05/15/21 (Call 03/15/21)	$1,011	$1,019,351

Transportation — 1.3%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21 (Call 06/15/21)(a)	1,858	1,893,618
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)	966	986,856
CSX Corp., 4.25%, 06/01/21 (Call 03/01/21)	1,137	1,151,440
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)	1,117	1,143,651
Ryder System Inc. 2.25%, 09/01/21 (Call 08/01/21)	1,055	1,068,536
3.45%, 11/15/21 (Call 10/15/21)(a)	1,640	1,685,510
3.50%, 06/01/21(a)	660	671,596
Union Pacific Corp. 3.20%, 06/08/21	2,485	2,527,121
4.00%, 02/01/21 (Call 11/01/20)(a)	1,441	1,441,000
United Parcel Service Inc. 2.05%, 04/01/21(a)	2,659	2,678,730
3.13%, 01/15/21	4,272	4,296,436

		19,544,494

Trucking & Leasing — 0.0%
GATX Corp., 4.85%, 06/01/21(a)	690	705,987

Total Corporate Bonds & Notes — 94.1% (Cost: $1,447,146,076)		1,461,353,831

Short-Term Investments

Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(e)(f)(g)	77,093	77,147,141
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	95,658	95,658,000

		172,805,141

Total Short-Term Investments — 11.1% (Cost: $172,755,365)		172,805,141

Total Investments in Securities — 105.2% (Cost: $1,619,901,441)		1,634,158,972

Other Assets, Less Liabilities — (5.2)%		(81,435,146)

Net Assets — 100.0%		$1,552,723,826

(a)	All or a portion of this security is on loan.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$39,061,995	$38,040,330	(a)	$—	$11,184	$33,632	$77,147,141	77,093	$232,333	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,477,000	77,181,000	(a)	—	—	—	95,658,000	95,658	96,714		—

					$11,184	$33,632	$172,805,141		$329,047		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,461,353,831	$—	$1,461,353,831
Money Market Funds	172,805,141	—	—	172,805,141

	$172,805,141	$1,461,353,831	$—	$1,634,158,972

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$3,892	$4,071,304
WPP Finance 2010, 3.63%, 09/07/22	1,692	1,776,854

		5,848,158

Aerospace & Defense — 1.3%
Boeing Co. (The) 2.13%, 03/01/22 (Call 02/01/22)	545	549,349
2.70%, 05/01/22(a)	1,841	1,872,131
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	3,241	3,351,550
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	5,256	5,468,448
Raytheon Technologies Corp. 2.50%, 12/15/22 (Call 09/15/22)(a)(b)	3,189	3,303,645
2.80%, 03/15/22 (Call 02/15/22)(b)	3,486	3,588,872

		18,133,995

Agriculture — 1.4%
Altria Group Inc. 2.85%, 08/09/22	6,496	6,762,076
3.49%, 02/14/22	2,834	2,942,882
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	1,169	1,213,340
Philip Morris International Inc. 2.38%, 08/17/22 (Call 07/17/22)	3,529	3,650,151
2.50%, 08/22/22	2,742	2,846,141
2.50%, 11/02/22 (Call 10/02/22)(a)	969	1,008,187
2.63%, 02/18/22 (Call 01/18/22)	1,579	1,621,617
Reynolds American Inc., 4.00%, 06/12/22	85	89,834

		20,134,228

Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 04/19/22(a)	572	555,415
Delta Air Lines Inc. Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	168	168,100
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)(a)	884	914,030

		1,637,545

Apparel — 0.4%
Ralph Lauren Corp., 1.70%, 06/15/22	2,155	2,195,794
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	1,291	1,312,624
VF Corp., 2.05%, 04/23/22	2,509	2,566,682

		6,075,100

Auto Manufacturers — 3.6%
American Honda Finance Corp. 0.40%, 10/21/22	1,000	999,990
1.95%, 05/20/22	1,520	1,556,419
2.20%, 06/27/22	2,251	2,317,922
2.60%, 11/16/22	2,369	2,472,099
General Motors Financial Co. Inc. 3.15%, 06/30/22 (Call 05/30/22)	3,673	3,778,966
3.45%, 01/14/22 (Call 12/14/21)	3,402	3,490,418
3.45%, 04/10/22 (Call 02/10/22)	4,339	4,464,180
3.55%, 07/08/22	3,769	3,909,697
PACCAR Financial Corp. 2.00%, 09/26/22	610	629,056
2.30%, 08/10/22(a)	731	756,081
2.65%, 05/10/22	1,840	1,904,290
2.85%, 03/01/22	490	506,312
Toyota Motor Corp., 2.16%, 07/02/22	1,814	1,868,946
Toyota Motor Credit Corp. 0.35%, 10/14/22	4,000	4,000,440

Security	Par (000)	Value

Auto Manufacturers (continued)
0.45%, 07/22/22	$2,105	$2,109,315
1.15%, 05/26/22	4,545	4,600,722
2.15%, 09/08/22(a)	2,148	2,219,077
2.60%, 01/11/22	3,316	3,404,504
2.65%, 04/12/22(a)	2,055	2,123,185
2.80%, 07/13/22	1,335	1,390,135
3.30%, 01/12/22	3,207	3,318,572

		51,820,326

Banks — 27.9%
Australia & New Zealand Banking Group Ltd./New York NY 2.05%, 11/21/22	2,713	2,805,188
2.63%, 05/19/22(a)	1,895	1,962,822
2.63%, 11/09/22(a)	4,322	4,519,818
Banco Santander SA, 3.50%, 04/11/22	2,902	3,015,091
Bank of America Corp. 2.50%, 10/21/22 (Call 10/21/21)	7,530	7,681,202
5.70%, 01/24/22(a)	3,438	3,662,330
Bank of Montreal 2.05%, 11/01/22	1,799	1,858,781
2.35%, 09/11/22	5,025	5,218,312
2.55%, 11/06/22 (Call 10/06/22)	3,448	3,591,161
2.90%, 03/26/22	4,864	5,036,818
Bank of New York Mellon Corp. (The) 1.95%, 08/23/22	3,061	3,152,126
2.60%, 02/07/22 (Call 01/07/22)(a)	3,948	4,054,912
Bank of Nova Scotia (The) 2.00%, 11/15/22	2,639	2,724,979
2.45%, 09/19/22(a)	3,038	3,157,454
2.70%, 03/07/22	4,944	5,101,466
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	6,325	6,439,925
BBVA USA, 2.88%, 06/29/22 (Call 05/29/22)(a)	1,852	1,914,635
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	3,448	3,573,921
Capital One N.A. 2.15%, 09/06/22 (Call 08/06/22)	60	61,720
2.65%, 08/08/22 (Call 07/08/22)	25	25,876
Citigroup Inc. 2.70%, 10/27/22 (Call 09/27/22)	5,861	6,112,203
2.75%, 04/25/22 (Call 03/25/22)	6,677	6,890,330
4.05%, 07/30/22	2,648	2,804,894
4.50%, 01/14/22(a)	7,279	7,633,487
Citizens Bank N.A./Providence RI 2.65%, 05/26/22 (Call 04/26/22)	1,715	1,770,274
3.25%, 02/14/22 (Call 01/14/22)	2,041	2,109,537
Cooperatieve Rabobank UA 3.88%, 02/08/22	8,142	8,508,471
3.95%, 11/09/22	5,113	5,449,589
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	1,525	1,569,545
Credit Suisse AG/New York NY, 2.80%, 04/08/22(a)	5,008	5,183,280
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	6,526	6,901,049
Deutsche Bank AG/New York NY 3.30%, 11/16/22(a)	3,184	3,306,871
Series D, 5.00%, 02/14/22	3,936	4,121,031
Fifth Third Bancorp 2.60%, 06/15/22 (Call 05/15/22)	2,856	2,949,705
3.50%, 03/15/22 (Call 02/15/22)	1,542	1,601,321
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	1,491	1,534,388
Goldman Sachs Group Inc. (The) 3.00%, 04/26/22 (Call 04/26/21)	8,391	8,494,293
5.75%, 01/24/22	14,486	15,423,824

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC, 4.00%, 03/30/22(a)	$5,473	$5,744,680
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)(a)	3,561	3,635,567
Huntington National Bank (The) 2.50%, 08/07/22 (Call 07/07/22)(a)	1,560	1,615,630
3.13%, 04/01/22 (Call 03/01/22)	1,554	1,610,830
ING Groep NV, 3.15%, 03/29/22(a)	4,099	4,252,631
JPMorgan Chase & Co. 3.25%, 09/23/22	9,248	9,754,698
4.50%, 01/24/22	8,507	8,941,367
KeyBank N.A./Cleveland OH 2.30%, 09/14/22(a)	2,795	2,894,893
2.40%, 06/09/22	1,625	1,676,789
3.18%, 05/22/22	562	584,373
3.30%, 02/01/22	1,814	1,879,721
Lloyds Bank PLC, 2.25%, 08/14/22	100	103,000
Lloyds Banking Group PLC, 3.00%, 01/11/22(a)	6,078	6,247,880
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)(a)	2,331	2,405,056
Mitsubishi UFJ Financial Group Inc. 2.62%, 07/18/22	7,545	7,822,807
2.67%, 07/25/22	5,654	5,867,099
3.00%, 02/22/22	2,894	2,990,746
3.22%, 03/07/22	4,223	4,379,673
Mizuho Financial Group Inc. 2.60%, 09/11/22(a)	3,063	3,181,446
2.95%, 02/28/22(a)	6,187	6,385,850
Morgan Stanley 2.75%, 05/19/22	9,294	9,625,424
4.88%, 11/01/22	6,846	7,411,685
MUFG Americas Holdings Corp., 3.50%, 06/18/22	445	466,823
MUFG Union Bank N.A. 2.10%, 12/09/22 (Call 11/09/22)	1,900	1,963,004
3.15%, 04/01/22 (Call 03/01/22)(a)	3,392	3,514,112
National Australia Bank Ltd./New York 1.88%, 12/13/22	1,845	1,902,712
2.50%, 05/22/22	2,812	2,907,018
2.80%, 01/10/22(a)	2,976	3,063,792
Natwest Group PLC, 6.13%, 12/15/22	1,033	1,130,939
Northern Trust Corp., 2.38%, 08/02/22	1,406	1,455,983
PNC Bank N.A. 2.45%, 07/28/22 (Call 06/28/22)	1,703	1,762,196
2.63%, 02/17/22 (Call 01/18/22)	4,108	4,221,709
2.70%, 11/01/22 (Call 10/01/22)	4,409	4,601,232
PNC Financial Services Group Inc. (The) 2.85%, 11/09/22(c)	1,755	1,840,100
3.30%, 03/08/22 (Call 02/06/22)(a)	2,180	2,261,052
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)(a)	3,111	3,231,334
Royal Bank of Canada 2.75%, 02/01/22	4,248	4,375,950
2.80%, 04/29/22	3,117	3,231,924
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 02/28/22)	3,105	3,214,855
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22	1,347	1,391,007
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	3,280	3,433,602
Sumitomo Mitsui Financial Group Inc. 2.78%, 07/12/22	3,975	4,126,766
2.78%, 10/18/22	3,985	4,160,260
2.85%, 01/11/22	2,901	2,983,040
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	2,742	2,832,212

Security	Par (000)	Value

Banks (continued)
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	$781	$806,695
Toronto-Dominion Bank (The), 1.90%, 12/01/22	5,278	5,445,840
Truist Bank 2.45%, 08/01/22 (Call 07/01/22)	3,307	3,419,074
2.63%, 01/15/22 (Call 12/15/21)	2,207	2,263,808
2.80%, 05/17/22 (Call 04/17/22)(a)	4,293	4,448,750
Truist Financial Corp. 2.70%, 01/27/22 (Call 12/27/21)	3,221	3,308,772
2.75%, 04/01/22 (Call 03/01/22)	2,901	2,994,267
3.05%, 06/20/22 (Call 05/20/22)(a)	4,283	4,459,502
3.95%, 03/22/22 (Call 02/22/22)	755	788,900
U.S. Bancorp 2.95%, 07/15/22 (Call 06/15/22)	4,752	4,951,632
3.00%, 03/15/22 (Call 02/15/22)	2,865	2,961,952
Series V, 2.63%, 01/24/22 (Call 12/23/21)	3,381	3,469,954
U.S. Bank N.A./Cincinnati OH 1.80%, 01/21/22 (Call 12/21/21)	2,215	2,253,430
2.65%, 05/23/22 (Call 04/22/22)(a)	2,611	2,701,863
Wells Fargo & Co. 2.63%, 07/22/22	11,497	11,918,250
3.50%, 03/08/22	7,456	7,763,113
Westpac Banking Corp. 2.50%, 06/28/22	3,305	3,420,972
2.80%, 01/11/22	3,654	3,762,743

		396,145,613

Beverages — 1.2%
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)(a)	697	720,008
Constellation Brands Inc. 2.65%, 11/07/22 (Call 10/07/22)	2,489	2,588,884
2.70%, 05/09/22 (Call 04/09/22)(a)	1,686	1,737,693
Diageo Investment Corp., 2.88%, 05/11/22	2,641	2,740,407
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	991	1,032,354
PepsiCo Inc. 2.25%, 05/02/22 (Call 04/02/22)	2,021	2,075,951
2.75%, 03/05/22	3,951	4,080,040
3.10%, 07/17/22 (Call 05/17/22)	2,235	2,331,038

		17,306,375

Biotechnology — 1.2%
Amgen Inc. 2.65%, 05/11/22 (Call 04/11/22)(a)	4,689	4,839,751
2.70%, 05/01/22 (Call 03/01/22)	1,923	1,981,305
3.63%, 05/15/22 (Call 02/15/22)(a)	2,301	2,394,398
Biogen Inc., 3.63%, 09/15/22	3,342	3,532,962
Gilead Sciences Inc. 1.95%, 03/01/22 (Call 02/01/22)	1,572	1,600,186
3.25%, 09/01/22 (Call 07/01/22)	3,145	3,290,739

		17,639,341

Building Materials — 0.1%
Masco Corp., 5.95%, 03/15/22(a)	797	853,890

Chemicals — 1.4%
Cabot Corp., 3.70%, 07/15/22	589	611,270
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	1,488	1,604,332
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	2,593	2,713,886
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)(a)	2,623	2,711,867
FMC Corp., 3.95%, 02/01/22 (Call 11/01/21)	450	462,910
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	1,215	1,301,860
Linde Inc., 2.45%, 02/15/22 (Call 11/15/21)	2,196	2,242,292

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Linde Inc./CT, 2.20%, 08/15/22 (Call 05/15/22)(a)	$1,630	$1,674,858
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	2,199	2,296,789
NewMarket Corp., 4.10%, 12/15/22	364	387,962
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	1,632	1,701,083
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	795	820,607
Sherwin-Williams Co. (The), 4.20%, 01/15/22 (Call 10/15/21)	865	895,102

		19,424,818

Commercial Services — 0.8%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	1,770	1,888,856
Cintas Corp. No. 2 2.90%, 04/01/22 (Call 03/01/22)	1,945	2,012,219
3.25%, 06/01/22 (Call 03/01/22)(a)	120	124,360
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	1,229	1,288,889
Moody’s Corp., 4.50%, 09/01/22 (Call 06/01/22)(a)	1,548	1,647,738
PayPal Holdings Inc., 2.20%, 09/26/22	3,597	3,719,981
Verisk Analytics Inc., 4.13%, 09/12/22	1,137	1,206,857

		11,888,900

Computers — 3.3%
Apple Inc. 1.70%, 09/11/22	3,345	3,431,970
2.10%, 09/12/22 (Call 08/12/22)(a)	3,377	3,484,422
2.15%, 02/09/22	3,813	3,903,673
2.30%, 05/11/22 (Call 04/11/22)	1,853	1,905,811
2.50%, 02/09/22 (Call 01/09/22)(a)	4,690	4,812,174
2.70%, 05/13/22	3,571	3,701,841
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	599	612,819
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	4,887	5,210,275
HP Inc., 4.05%, 09/15/22	1,945	2,068,663
IBM Credit LLC, 2.20%, 09/08/22	1,726	1,784,408
International Business Machines Corp. 1.88%, 08/01/22	3,408	3,496,438
2.50%, 01/27/22	2,698	2,769,902
2.85%, 05/13/22	6,765	7,022,138
2.88%, 11/09/22(a)	3,065	3,217,484

		47,422,018

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co. 2.25%, 11/15/22(a)	983	1,022,575
2.30%, 05/03/22	1,413	1,455,531
Procter & Gamble Co. (The) 2.15%, 08/11/22	4,760	4,918,413
2.30%, 02/06/22	2,297	2,355,344
Unilever Capital Corp. 2.20%, 05/05/22 (Call 04/05/22)	2,085	2,140,920
3.00%, 03/07/22	2,765	2,864,789

		14,757,572

Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 05/26/22 (Call 04/26/22)	1,645	1,671,945
3.95%, 02/01/22 (Call 01/01/22)(a)	3,462	3,520,958
4.63%, 07/01/22(a)	1,408	1,459,293
Air Lease Corp. 2.63%, 07/01/22 (Call 06/01/22)	2,018	2,044,315
3.50%, 01/15/22(a)	2,312	2,361,870
3.75%, 02/01/22 (Call 12/01/21)	1,661	1,699,253
Aircastle Ltd., 5.50%, 02/15/22	1,376	1,413,606

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc. 4.13%, 02/13/22	$1,311	$1,365,197
4.63%, 05/19/22	2,162	2,281,602
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)(a)	6,007	6,214,001
2.65%, 12/02/22(a)	4,201	4,395,002
2.75%, 05/20/22 (Call 04/20/22)	3,549	3,672,008
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	4,356	4,483,413
Ameriprise Financial Inc., 3.00%, 03/22/22	1,675	1,736,405
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)	3,131	3,231,724
CME Group Inc., 3.00%, 09/15/22(a)	2,309	2,421,587
Discover Financial Services 3.85%, 11/21/22	1,882	2,009,656
5.20%, 04/27/22	1,410	1,502,186
Franklin Resources Inc., 2.80%, 09/15/22(a)	370	386,058
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)(a)	2,116	2,188,029
International Lease Finance Corp., 5.88%, 08/15/22	2,418	2,578,507
Invesco Finance PLC, 3.13%, 11/30/22	1,124	1,182,583
ORIX Corp., 2.90%, 07/18/22(a)	1,279	1,325,440
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	2,039	2,103,249
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)(a)	3,179	3,283,780
2.80%, 12/14/22 (Call 10/14/22)	6,635	6,955,006
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)	1,912	1,978,385

		69,465,058

Electric — 5.7%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	820	846,945
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	1,331	1,366,950
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	725	750,593
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,067	1,114,812
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	220	226,470
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	2,031	2,099,424
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	1,077	1,128,599
Dominion Energy Inc.
Series B, 2.75%, 01/15/22 (Call 12/15/21)	1,179	1,209,112
Series B, 2.75%, 09/15/22 (Call 06/15/22)(a)	1,898	1,967,524
DTE Energy Co. 0.55%, 11/01/22(a)	67	67,208
2.25%, 11/01/22(a)	1,867	1,929,974
Series B, 2.60%, 06/15/22	645	665,866
Series B, 3.30%, 06/15/22 (Call 04/15/22)	1,132	1,176,035
Duke Energy Carolinas LLC, 3.35%, 05/15/22(a)	270	282,469
Duke Energy Corp. 2.40%, 08/15/22 (Call 07/15/22)	1,433	1,479,200
3.05%, 08/15/22 (Call 05/15/22)	2,714	2,819,168
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	1,950	2,010,177
Edison International 2.40%, 09/15/22 (Call 08/15/22)(a)	1,435	1,456,051
3.13%, 11/15/22 (Call 10/15/22)	540	555,984
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	2,511	2,643,254
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	3,386	3,485,650
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)(a)	4,078	4,252,416

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Exelon Generation Co. LLC 3.40%, 03/15/22 (Call 02/15/22)	$1,043	$1,080,485
4.25%, 06/15/22 (Call 03/15/22)	1,736	1,826,394
FirstEnergy Corp., Series A, 2.85%, 07/15/22 (Call 05/15/22)	1,519	1,549,410
Georgia Power Co., 2.85%, 05/15/22	1,259	1,304,085
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	1,935	2,016,909
National Rural Utilities Cooperative Finance Corp. 1.75%, 01/21/22	280	285,001
2.30%, 09/15/22 (Call 08/15/22)	975	1,007,936
2.40%, 04/25/22 (Call 03/25/22)	1,300	1,335,815
3.05%, 02/15/22 (Call 11/15/21)	1,089	1,119,067
NextEra Energy Capital Holdings Inc. 1.95%, 09/01/22	1,090	1,119,277
2.90%, 04/01/22	6,276	6,494,530
3.20%, 02/25/22	592	613,265
3.30%, 08/15/22	234	245,220
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)(a)	1,085	1,110,335
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	629	649,512
Oncor Electric Delivery Co. LLC 4.10%, 06/01/22 (Call 03/01/22)	1,090	1,141,230
7.00%, 09/01/22	1,632	1,823,727
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	7,355	7,361,620
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)(a)	1,235	1,266,628
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)(a)	603	623,297
PPL Capital Funding Inc. 3.50%, 12/01/22 (Call 09/01/22)	630	663,692
4.20%, 06/15/22 (Call 03/15/22)	1,942	2,040,770
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)(a)	2,071	2,133,296
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	770	790,189
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)(a)	1,874	1,955,088
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)(a)	1,512	1,611,928
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	1,423	1,473,815
Southern California Edison Co., Series B, 2.40%, 02/01/22 (Call 12/01/21)(a)	1,095	1,115,564
Virginia Electric & Power Co. 2.95%, 01/15/22 (Call 10/15/21)(a)	798	816,577
3.45%, 09/01/22 (Call 06/01/22)	125	130,718
Xcel Energy Inc., 2.60%, 03/15/22 (Call 12/01/20)(a)	310	318,674

		80,557,935

Electronics — 1.2%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	1,320	1,378,278
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	1,089	1,122,672
Avnet Inc., 4.88%, 12/01/22	747	799,477
Honeywell International Inc. 0.48%, 08/19/22 (Call 08/19/21)(a)	6,050	6,057,684
2.15%, 08/08/22 (Call 07/08/22)	2,601	2,679,498
Jabil Inc., 4.70%, 09/15/22	1,755	1,873,392
Roper Technologies Inc. 0.45%, 08/15/22	2,255	2,253,624
3.13%, 11/15/22 (Call 08/15/22)	719	751,894
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	493	507,756

		17,424,275

Environmental Control — 0.4%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	3,426	3,564,890

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)(a)	$1,930	$2,003,803

		5,568,693

Food — 1.3%
Campbell Soup Co., 2.50%, 08/02/22(a)	1,340	1,383,014
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)(a)	325	335,849
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	1,809	1,879,768
JM Smucker Co. (The), 3.00%, 03/15/22(a)	1,445	1,493,754
Kellogg Co., 3.13%, 05/17/22(a)	660	685,615
Kroger Co. (The) 2.80%, 08/01/22 (Call 07/01/22)	1,609	1,671,461
3.40%, 04/15/22 (Call 01/15/22)	1,308	1,354,787
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	2,282	2,368,442
Mondelez International Inc., 0.63%, 07/01/22(a)	2,455	2,464,133
Sysco Corp., 2.60%, 06/12/22(a)	1,510	1,559,226
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	3,146	3,316,670

		18,512,719

Forest Products & Paper — 0.0%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)(a)	750	773,340

Hand & Machine Tools — 0.2%
Kennametal Inc., 3.88%, 02/15/22 (Call 11/15/21)	313	321,698
Stanley Black & Decker Inc., 2.90%, 11/01/22	2,000	2,096,780

		2,418,478

Health Care - Products — 0.7%
Abbott Laboratories, 2.55%, 03/15/22	2,787	2,871,390
Boston Scientific Corp., 3.38%, 05/15/22	1,363	1,423,027
DH Europe Finance II Sarl, 2.05%, 11/15/22	3,341	3,446,208
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	2,448	2,526,507

		10,267,132

Health Care - Services — 2.1%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	4,373	4,543,634
Anthem Inc. 2.95%, 12/01/22 (Call 11/01/22)	2,336	2,449,413
3.13%, 05/15/22	3,241	3,373,622
CommonSpirit Health, 2.95%, 11/01/22	655	678,495
Dignity Health, 3.13%, 11/01/22	50	51,546
Humana Inc. 2.90%, 12/15/22 (Call 11/15/22)	1,579	1,652,660
3.15%, 12/01/22 (Call 09/01/22)	3,090	3,236,930
Laboratory Corp. of America Holdings 3.20%, 02/01/22	1,297	1,340,644
3.75%, 08/23/22 (Call 05/23/22)(a)	1,497	1,569,979
UnitedHealth Group Inc. 2.38%, 10/15/22	1,321	1,374,580
2.88%, 03/15/22 (Call 12/15/21)(a)	4,550	4,678,355
3.35%, 07/15/22	4,218	4,434,088

		29,383,946

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.63%, 01/19/22 (Call 12/19/21)(a)	2,114	2,169,662
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)(a)	1,423	1,452,399

		3,622,061

Home Builders — 0.2%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	973	1,032,353
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	2,047	2,159,626

		3,191,979

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)(a)	$261	$270,785
Whirlpool Corp., 4.70%, 06/01/22(a)	629	668,627

		939,412

Household Products & Wares — 0.3%
Church & Dwight Co. Inc. 2.45%, 08/01/22 (Call 07/01/22)	1,275	1,314,423
2.88%, 10/01/22	552	577,221
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	1,868	1,945,503
Kimberly-Clark Corp., 2.40%, 03/01/22	501	515,043

		4,352,190

Insurance — 1.9%
Alleghany Corp., 4.95%, 06/27/22	709	757,297
American International Group Inc., 4.88%, 06/01/22	5,086	5,439,884
Aon Corp., 2.20%, 11/15/22	2,079	2,151,911
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	2,889	3,007,247
Berkshire Hathaway Inc., 3.40%, 01/31/22	2,141	2,224,328
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)	1,314	1,373,458
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)(a)	385	398,675
Fidelity National Financial Inc., 5.50%, 09/01/22(a)	775	838,775
Lincoln National Corp., 4.20%, 03/15/22	1,225	1,285,931
Markel Corp., 4.90%, 07/01/22	775	828,653
Marsh & McLennan Companies Inc., 2.75%, 01/30/22 (Call 12/30/21)	2,223	2,284,710
MetLife Inc., 3.05%, 12/15/22	3,248	3,426,283
Primerica Inc., 4.75%, 07/15/22	365	389,371
Principal Financial Group Inc., 3.30%, 09/15/22	915	962,699
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	581	619,968
WR Berkley Corp., 4.63%, 03/15/22	838	882,632

		26,871,822

Internet — 1.4%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)(a)	4,486	4,663,197
Baidu Inc. 2.88%, 07/06/22(a)	1,895	1,950,599
3.50%, 11/28/22	2,792	2,925,737
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)(a)	1,882	1,961,138
eBay Inc. 2.60%, 07/15/22 (Call 04/15/22)	3,686	3,802,183
3.80%, 03/09/22 (Call 02/09/22)	2,460	2,562,090
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	2,560	2,642,304

		20,507,248

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	2,286	2,418,794

Lodging — 0.1%
Marriott International Inc./MD, 2.30%, 01/15/22 (Call 12/15/21)	1,140	1,150,146

Machinery — 2.9%
ABB Finance USA Inc., 2.88%, 05/08/22	4,090	4,248,324
Caterpillar Financial Services Corp. 0.95%, 05/13/22	2,770	2,795,484
1.90%, 09/06/22	2,554	2,625,538
1.95%, 11/18/22	2,237	2,307,712
2.40%, 06/06/22	1,567	1,617,802
2.55%, 11/29/22(a)	2,668	2,786,139
2.85%, 06/01/22	1,372	1,425,014
2.95%, 02/26/22	2,402	2,484,917
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	1,812	1,868,806

Security	Par (000)	Value

Machinery (continued)
CNH Industrial Capital LLC, 4.38%, 04/05/22	$1,522	$1,597,293
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	2,990	3,080,687
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	1,178	1,220,267
John Deere Capital Corp. 0.55%, 07/05/22	2,100	2,107,329
1.95%, 06/13/22(a)	1,530	1,569,596
2.15%, 09/08/22	2,298	2,377,534
2.65%, 01/06/22	2,074	2,130,786
2.75%, 03/15/22	1,258	1,298,193
2.95%, 04/01/22	2,032	2,106,737
3.20%, 01/10/22	1,067	1,104,302

		40,752,460

Manufacturing — 1.3%
3M Co. 2.00%, 06/26/22	2,191	2,250,727
2.75%, 03/01/22 (Call 02/01/22)(a)	1,748	1,801,698
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	66	69,149
Eaton Corp., 2.75%, 11/02/22	5,557	5,808,454
General Electric Co. 2.70%, 10/09/22	3,301	3,423,962
3.15%, 09/07/22	3,560	3,714,575
Parker-Hannifin Corp., 3.50%, 09/15/22(a)	879	926,396

		17,994,961

Media — 1.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	9,359	9,916,984
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	2,948	3,491,022
Discovery Communications LLC, 3.50%, 06/15/22 (Call 04/15/22)	45	46,384
Fox Corp., 3.67%, 01/25/22	2,845	2,958,515
TWDC Enterprises 18 Corp. 2.35%, 12/01/22(a)	3,302	3,434,938
2.45%, 03/04/22	2,042	2,098,543
2.55%, 02/15/22(a)	115	118,194
ViacomCBS Inc., 3.38%, 03/01/22 (Call 12/01/21)	85	87,408
Walt Disney Co. (The) 1.65%, 09/01/22	1,162	1,189,690
3.00%, 09/15/22(a)	3,128	3,279,020

		26,620,698

Mining — 0.2%
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22	2,530	2,607,848
Southern Copper Corp., 3.50%, 11/08/22	829	872,755

		3,480,603

Oil & Gas — 3.4%
BP Capital Markets America Inc. 2.52%, 09/19/22 (Call 08/19/22)	3,096	3,206,713
3.25%, 05/06/22	3,891	4,055,628
BP Capital Markets PLC 2.50%, 11/06/22(a)	3,477	3,619,070
3.06%, 03/17/22(a)	2,712	2,812,561
3.25%, 05/06/22(a)	185	192,711
Chevron Corp. 2.36%, 12/05/22 (Call 09/05/22)	5,000	5,184,200
2.41%, 03/03/22 (Call 01/03/22)	2,819	2,886,402
2.50%, 03/03/22 (Call 02/03/22)(a)	2,329	2,392,069
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	455	470,584

40	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp. 1.90%, 08/16/22	$3,879	$3,986,022
2.40%, 03/06/22 (Call 01/06/22)	3,074	3,147,807
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	1,950	1,989,273
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	1,078	1,097,824
Phillips 66, 4.30%, 04/01/22	5,430	5,710,188
Shell International Finance BV, 2.38%, 08/21/22(a)	3,497	3,623,102
Total Capital International SA, 2.88%, 02/17/22	3,512	3,625,367

		47,999,521

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	4,182	4,366,802
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	752	772,763

		5,139,565

Packaging & Containers — 0.1%
WestRock RKT LLC, 4.90%, 03/01/22	1,027	1,086,494

Pharmaceuticals — 8.0%
AbbVie Inc. 2.30%, 11/21/22(b)	9,652	9,999,568
2.90%, 11/06/22	8,832	9,250,990
3.20%, 11/06/22 (Call 09/06/22)	2,821	2,956,747
3.25%, 10/01/22 (Call 07/01/22)(b)	4,761	4,975,959
3.45%, 03/15/22 (Call 01/15/22)(b)	7,648	7,916,521
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)(a)	3,910	4,027,652
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	5,961	6,166,476
Bristol-Myers Squibb Co. 2.00%, 08/01/22(a)	2,063	2,121,878
2.60%, 05/16/22	4,294	4,442,401
3.25%, 08/15/22	2,525	2,654,457
3.55%, 08/15/22	3,129	3,304,318
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)	3,445	3,553,311
Cigna Corp. 3.05%, 11/30/22 (Call 10/31/22)	1,211	1,269,806
3.90%, 02/15/22	2,415	2,519,425
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)	4,262	4,436,742
3.50%, 07/20/22 (Call 05/20/22)	4,922	5,151,464
4.75%, 12/01/22 (Call 09/01/22)(a)	1,204	1,295,203
Eli Lilly & Co., 2.35%, 05/15/22	1,967	2,028,724
GlaxoSmithKline Capital PLC 2.85%, 05/08/22(a)	6,004	6,230,711
2.88%, 06/01/22 (Call 05/01/22)	4,501	4,670,238
Johnson & Johnson, 2.25%, 03/03/22 (Call 02/03/22)	3,022	3,096,794
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)	1,654	1,718,986
Merck & Co. Inc. 2.35%, 02/10/22	3,658	3,751,608
2.40%, 09/15/22 (Call 06/15/22)(a)	2,932	3,032,509
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	3,715	3,830,908
2.40%, 09/21/22(a)	3,437	3,573,071
Pfizer Inc., 2.80%, 03/11/22(a)	2,291	2,368,000
Upjohn Inc., 1.13%, 06/22/22(b)	2,980	3,007,654

		113,352,121

Pipelines — 2.9%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	2,415	2,501,095
Energy Transfer Operating LP, 5.20%, 02/01/22 (Call 11/01/21)	3,122	3,229,459

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer Partners LP/Regency Energy Finance Corp. 5.00%, 10/01/22 (Call 07/01/22)	$2,051	$2,161,139
5.88%, 03/01/22 (Call 12/01/21)	2,826	2,953,537
Enterprise Products Operating LLC 3.50%, 02/01/22	2,553	2,649,120
4.05%, 02/15/22	2,251	2,350,292
Kinder Morgan Energy Partners LP 3.95%, 09/01/22 (Call 06/01/22)	3,246	3,410,637
4.15%, 03/01/22	813	848,975
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)	1,412	1,477,630
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)	1,418	1,461,221
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	3,110	3,228,336
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22 (Call 03/01/22)	1,763	1,804,201
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	2,691	2,844,145
Sunoco Logistics Partners Operations LP, 4.65%, 02/15/22	1,047	1,086,995
TransCanada PipeLines Ltd., 2.50%, 08/01/22	3,065	3,163,111
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	2,352	2,440,553
3.60%, 03/15/22 (Call 01/15/22)	4,028	4,165,999

		41,776,445

Real Estate Investment Trusts — 1.5%
American Tower Corp. 2.25%, 01/15/22(a)	2,258	2,306,592
4.70%, 03/15/22(a)	2,263	2,389,049
AvalonBay Communities Inc., 2.95%, 09/15/22 (Call 06/15/22)(a)	1,196	1,244,235
Brixmor Operating Partnership LP, 3.88%, 08/15/22 (Call 06/15/22)	125	129,776
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	335	349,107
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)(a)	1,597	1,680,667
Office Properties Income Trust 4.00%, 07/15/22 (Call 06/15/22)(a)	730	735,147
4.15%, 02/01/22 (Call 12/01/21)	1,027	1,034,456
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	1,747	1,810,189
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)(a)	175	179,739
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	3,095	3,238,639
Simon Property Group LP 2.35%, 01/30/22 (Call 10/30/21)	1,885	1,917,271
2.63%, 06/15/22 (Call 03/15/22)(a)	1,592	1,634,379
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,566	1,598,322
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	590	610,514

		20,858,082

Retail — 2.3%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	1,465	1,522,076
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	2,102	2,163,652
Home Depot Inc. (The) 2.63%, 06/01/22 (Call 05/01/22)(a)	4,869	5,042,142
3.25%, 03/01/22(a)	1,510	1,568,966
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	2,518	2,601,774
McDonald’s Corp., 2.63%, 01/15/22(a)	4,583	4,708,391
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)	535	561,739
Starbucks Corp. 1.30%, 05/07/22	1,413	1,433,192
2.70%, 06/15/22 (Call 04/15/22)	1,483	1,531,954
Target Corp., 2.90%, 01/15/22	3,694	3,809,437

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walgreen Co., 3.10%, 09/15/22(a)	$3,247	$3,401,135
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	3,918	4,081,302

		32,425,760

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	1,631	1,715,420

Semiconductors — 1.5%
Broadcom Inc., 3.13%, 10/15/22	3,825	4,009,480
Intel Corp. 2.35%, 05/11/22 (Call 04/11/22)	1,784	1,835,968
2.70%, 12/15/22	4,445	4,663,027
3.10%, 07/29/22	2,696	2,823,063
QUALCOMM Inc., 3.00%, 05/20/22(a)	5,612	5,841,811
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)(a)	1,597	1,633,060

		20,806,409

Software — 2.8%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)(a)	1,460	1,539,716
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	1,932	2,028,117
Microsoft Corp. 2.13%, 11/15/22	1,501	1,557,092
2.38%, 02/12/22 (Call 01/12/22)(a)	4,644	4,760,797
2.40%, 02/06/22 (Call 01/06/22)	5,162	5,292,289
2.65%, 11/03/22 (Call 09/03/22)	3,457	3,607,310
Oracle Corp. 2.50%, 05/15/22 (Call 03/15/22)	7,329	7,545,792
2.50%, 10/15/22(a)	7,688	8,005,437
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	4,742	4,924,757

		39,261,307

Telecommunications — 1.8%
America Movil SAB de CV, 3.13%, 07/16/22	4,124	4,290,527
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)	3,467	3,605,888
3.00%, 06/30/22 (Call 04/30/22)	6,483	6,727,150
Cisco Systems Inc., 3.00%, 06/15/22(a)	1,908	1,992,524
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)(a)	1,164	1,199,351
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)(a)	3,061	3,170,033
2.95%, 03/15/22(a)	2,706	2,799,925
Vodafone Group PLC, 2.50%, 09/26/22	1,425	1,477,383

		25,262,781

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 2.60%, 11/19/22	830	857,880

Transportation — 1.7%
Burlington Northern Santa Fe LLC 3.05%, 03/15/22 (Call 12/15/21)(a)	1,641	1,687,079
3.05%, 09/01/22 (Call 06/01/22)(a)	1,884	1,962,845

Security	Par/ Shares (000)	Value

Transportation (continued)
FedEx Corp. 2.63%, 08/01/22	$1,641	$1,700,913
3.40%, 01/14/22	1,778	1,839,750
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)(a)	531	553,897
Norfolk Southern Corp., 3.00%, 04/01/22 (Call 01/01/22)	2,049	2,111,085
Ryder System Inc. 2.50%, 09/01/22 (Call 08/01/22)	920	950,323
2.80%, 03/01/22 (Call 02/01/22)	767	788,069
2.88%, 06/01/22 (Call 05/01/22)	2,187	2,261,358
Union Pacific Corp. 2.95%, 03/01/22(a)	2,208	2,283,801
4.16%, 07/15/22 (Call 04/15/22)	2,088	2,202,088
United Parcel Service Inc. 2.35%, 05/16/22 (Call 04/16/22)(a)	1,841	1,895,457
2.45%, 10/01/22(a)	3,416	3,554,485

		23,791,150

Total Corporate Bonds & Notes — 97.9% (Cost: $1,355,061,995)		1,389,694,764

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	36,558	36,583,415
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	30,876	30,876,000

		67,459,415

Total Short-Term Investments — 4.7% (Cost: $67,426,970)		67,459,415

Total Investments in Securities — 102.6% (Cost: $1,422,488,965)		1,457,154,179

Other Assets, Less Liabilities — (2.6)%		(37,372,769)

Net Assets — 100.0%		$1,419,781,410

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

42	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$36,246,153	$322,115	(a)	$—	$(4,704)	$19,851	$36,583,415	36,558	$190,120	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,693,000	24,183,000	(a)	—	—	—	30,876,000	30,876	39,697		—

					$(4,704)	$19,851	$67,459,415		$229,817		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,389,694,764	$—	$1,389,694,764
Money Market Funds	67,459,415	—	—	67,459,415

	$67,459,415	$1,389,694,764	$—	$1,457,154,179

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23(a)	$2,157	$2,300,915

Aerospace & Defense — 1.9%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	1,290	1,289,510
2.80%, 03/01/23 (Call 02/01/23)(a)	1,060	1,081,571
4.51%, 05/01/23 (Call 04/01/23)	7,654	8,119,134
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	1,877	1,947,106
3.38%, 05/15/23 (Call 04/15/23)(a)	2,661	2,852,778
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	2,823	3,048,671
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)(a)	1,945	2,051,955
Northrop Grumman Corp., 3.25%, 08/01/23(a)	3,164	3,406,299
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)(b)	1,362	1,476,762

		25,273,786

Agriculture — 0.7%
Altria Group Inc., 2.95%, 05/02/23(a)	1,141	1,202,112
Philip Morris International Inc.
1.13%, 05/01/23(a)	1,054	1,071,834
2.13%, 05/10/23 (Call 03/10/23)	1,705	1,770,267
2.63%, 03/06/23(a)	1,687	1,770,321
3.60%, 11/15/23	1,550	1,693,530
Reynolds American Inc., 4.85%, 09/15/23(a)	1,803	2,015,988

		9,524,052

Airlines — 0.3%
Southwest Airlines Co., 4.75%, 05/04/23	3,398	3,641,705

Apparel — 0.2%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	2,053	2,139,801

Auto Manufacturers — 4.8%
American Honda Finance Corp.
0.65%, 09/08/23	1,038	1,040,533
0.88%, 07/07/23(a)	1,633	1,646,701
1.95%, 05/10/23	757	783,510
2.05%, 01/10/23	2,194	2,267,982
3.45%, 07/14/23	1,690	1,820,975
3.63%, 10/10/23	5,056	5,504,417
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	806	876,598
General Motors Co.
4.88%, 10/02/23	4,803	5,242,907
5.40%, 10/02/23	3,400	3,760,842
General Motors Financial Co. Inc.
1.70%, 08/18/23(a)	1,855	1,871,454
3.25%, 01/05/23 (Call 12/05/22)	1,570	1,627,949
3.70%, 05/09/23 (Call 03/09/23)	3,769	3,960,804
4.15%, 06/19/23 (Call 05/19/23)	3,265	3,477,911
4.25%, 05/15/23	2,221	2,366,786
5.20%, 03/20/23	2,530	2,747,099
PACCAR Financial Corp.
0.35%, 08/11/23(a)	365	364,639
0.80%, 06/08/23	20	20,204
1.90%, 02/07/23	881	910,461
2.65%, 04/06/23(a)	381	402,092
3.40%, 08/09/23	738	796,575
Toyota Motor Corp., 3.42%, 07/20/23(a)	1,576	1,703,971

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
0.50%, 08/14/23	$2,315	$2,323,380
1.35%, 08/25/23	3,280	3,361,475
2.25%, 10/18/23	2,637	2,773,570
2.63%, 01/10/23	2,997	3,141,905
2.70%, 01/11/23	1,033	1,084,660
2.90%, 03/30/23(a)	3,673	3,892,645
3.45%, 09/20/23(a)	2,412	2,616,610

		62,388,655

Banks — 25.9%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23	2,490	2,487,112
Banco Santander SA
3.13%, 02/23/23	2,358	2,472,929
3.85%, 04/12/23	3,085	3,299,284
Bank of America Corp.
3.30%, 01/11/23	10,310	10,932,105
4.10%, 07/24/23(a)	6,261	6,856,421
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	1,395	1,437,227
2.20%, 08/16/23 (Call 06/16/23)	3,995	4,183,524
2.95%, 01/29/23 (Call 12/29/22)	2,906	3,067,283
3.45%, 08/11/23	1,476	1,598,272
3.50%, 04/28/23(a)	2,196	2,362,632
Bank of Nova Scotia (The)
0.55%, 09/15/23(a)	1,470	1,471,029
0.80%, 06/15/23	162	163,097
1.63%, 05/01/23	1,870	1,920,920
1.95%, 02/01/23	2,967	3,064,911
2.38%, 01/18/23	1,910	1,989,265
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	4,436	4,578,529
BNP Paribas SA, 3.25%, 03/03/23(a)	3,090	3,292,117
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	2,649	2,679,252
3.50%, 09/13/23	3,698	4,023,202
Citigroup Inc.
3.38%, 03/01/23(a)	1,233	1,311,308
3.50%, 05/15/23(a)	3,766	4,032,256
3.88%, 10/25/23(a)	3,387	3,710,967
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	1,370	1,467,695
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	2,952	3,188,603
Cooperatieve Rabobank UA, 4.63%, 12/01/23	4,703	5,233,169
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/23	3,239	3,399,363
Credit Suisse AG/New York NY, 1.00%, 05/05/23	4,795	4,854,266
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	5,865	6,309,274
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	2,583	2,716,567
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)	2,406	2,544,201
4.20%, 08/08/23	2,650	2,900,584
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)	645	661,899
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)(a)	1,390	1,430,004
First Horizon National Corp., 3.55%, 05/26/23 (Call 04/26/23)	1,105	1,161,642
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	380	382,588
Goldman Sachs Group Inc. (The)
3.20%, 02/23/23 (Call 01/23/23)	5,477	5,794,283
3.63%, 01/22/23(a)	6,329	6,753,170
HSBC Holdings PLC, 3.60%, 05/25/23	5,238	5,627,079

44	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The) 1.80%, 02/03/23 (Call 01/03/23)	$670	$688,090
3.55%, 10/06/23 (Call 09/06/23)(a)	2,850	3,093,874
ING Groep NV, 4.10%, 10/02/23	4,330	4,752,088
JPMorgan Chase & Co. 2.70%, 05/18/23 (Call 03/18/23)	5,651	5,954,120
2.97%, 01/15/23 (Call 01/15/22)	4,267	4,399,789
3.20%, 01/25/23	5,145	5,465,533
3.38%, 05/01/23	5,782	6,175,870
KeyBank N.A./Cleveland OH 1.25%, 03/10/23(a)	1,849	1,884,630
3.38%, 03/07/23	1,407	1,502,113
Lloyds Banking Group PLC, 4.05%, 08/16/23	5,248	5,700,168
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,472	1,594,411
Mitsubishi UFJ Financial Group Inc. 2.53%, 09/13/23(a)	569	599,493
3.46%, 03/02/23(a)	4,376	4,664,291
3.76%, 07/26/23	6,303	6,826,653
Mizuho Financial Group Inc., 3.55%, 03/05/23(a)	2,639	2,812,752
Morgan Stanley 3.13%, 01/23/23	5,526	5,841,645
3.75%, 02/25/23	6,114	6,562,095
4.10%, 05/22/23	6,069	6,576,429
National Australia Bank Ltd./New York 2.88%, 04/12/23	1,576	1,668,779
3.00%, 01/20/23(a)	1,987	2,099,226
3.63%, 06/20/23	2,036	2,204,296
National Bank of Canada, 2.10%, 02/01/23	2,971	3,072,608
Natwest Group PLC, 3.88%, 09/12/23	8,983	9,696,430
PNC Bank N.A. 2.95%, 01/30/23 (Call 12/30/22)	2,029	2,135,624
3.50%, 06/08/23 (Call 05/09/23)	1,747	1,879,143
3.80%, 07/25/23 (Call 06/25/23)(a)	2,127	2,311,368
Regions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)	3,324	3,614,883
Royal Bank of Canada 1.60%, 04/17/23	466	479,188
1.95%, 01/17/23(a)	2,994	3,093,161
3.70%, 10/05/23	5,518	6,026,484
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)(a)	3,515	3,689,168
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)(a)	3,282	3,383,414
Santander UK PLC, 2.10%, 01/13/23	3,835	3,957,490
State Street Corp. 3.10%, 05/15/23(a)	3,519	3,750,902
3.70%, 11/20/23	2,958	3,247,115
Sumitomo Mitsui Banking Corp. 3.00%, 01/18/23	1,280	1,348,058
3.95%, 07/19/23	1,840	2,005,490
Sumitomo Mitsui Financial Group Inc. 3.10%, 01/17/23	4,679	4,939,667
3.75%, 07/19/23(a)	1,803	1,952,451
3.94%, 10/16/23	1,975	2,161,321
Svenska Handelsbanken AB, 3.90%, 11/20/23(a)	2,758	3,043,232
Toronto-Dominion Bank (The) 0.45%, 09/11/23	2,499	2,495,576
0.75%, 06/12/23	2,751	2,770,064
3.50%, 07/19/23(a)	4,722	5,117,798
Truist Bank 1.25%, 03/09/23 (Call 02/09/23)	2,790	2,839,243

Security	Par (000)	Value

Banks (continued)
2.75%, 05/01/23 (Call 04/01/23)	$959	$1,010,422
3.00%, 02/02/23 (Call 01/02/23)(a)	2,169	2,286,104
Truist Financial Corp. 2.20%, 03/16/23 (Call 02/13/23)	2,299	2,385,833
3.75%, 12/06/23 (Call 11/06/23)	3,795	4,153,058
U.S. Bank N.A./Cincinnati OH 1.95%, 01/09/23 (Call 12/09/22)	1,307	1,350,967
2.85%, 01/23/23 (Call 12/23/22)(a)	2,205	2,322,130
3.40%, 07/24/23 (Call 06/23/23)	3,871	4,178,241
Wells Fargo & Co. 3.07%, 01/24/23 (Call 01/24/22)	7,921	8,158,472
4.13%, 08/15/23	4,407	4,811,430
Series M, 3.45%, 02/13/23	6,472	6,865,239
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)(a)	6,273	6,786,696
Westpac Banking Corp. 2.00%, 01/13/23	1,682	1,739,979
2.75%, 01/11/23(a)	3,554	3,737,564
3.65%, 05/15/23(a)	2,950	3,189,451

		338,409,838

Beverages — 2.2%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	270	285,568
Coca-Cola Co. (The) 2.50%, 04/01/23	2,034	2,140,195
3.20%, 11/01/23(a)	4,712	5,100,363
Constellation Brands Inc. 3.20%, 02/15/23 (Call 01/15/23)	1,814	1,913,879
4.25%, 05/01/23(a)	2,564	2,784,222
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	3,254	3,413,674
3.50%, 09/18/23 (Call 08/18/23)	960	1,038,029
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	674	702,187
Keurig Dr Pepper Inc. 3.13%, 12/15/23 (Call 10/15/23)	2,323	2,489,373
4.06%, 05/25/23 (Call 04/25/23)	5,080	5,508,345
PepsiCo Inc. 0.75%, 05/01/23	1,261	1,273,396
2.75%, 03/01/23	2,645	2,790,475

		29,439,706

Biotechnology — 0.7%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	2,938	3,071,708
Gilead Sciences Inc. 0.75%, 09/29/23 (Call 09/30/21)	500	501,190
2.50%, 09/01/23 (Call 07/01/23)	2,979	3,133,759
Royalty Pharma PLC, 0.75%, 09/02/23(b)	2,893	2,892,335

		9,598,992

Building Materials — 0.3%
Carrier Global Corp., 1.92%, 02/15/23 (Call 01/15/23)(b)	1,335	1,374,075
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	1,776	1,937,794
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	102	107,285

		3,419,154

Chemicals — 1.9%
Air Products and Chemicals Inc., 2.75%, 02/03/23	95	99,715
DuPont de Nemours Inc. 2.17%, 05/01/23	5,517	5,570,074
4.21%, 11/15/23 (Call 10/15/23)(a)	7,269	7,991,466
Ecolab Inc., 3.25%, 01/14/23 (Call 11/14/22)(a)	1,597	1,686,001

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	$590	$614,727
Linde Inc./CT, 2.70%, 02/21/23 (Call 11/21/22)	1,152	1,202,895
LYB International Finance BV, 4.00%, 07/15/23	2,499	2,707,292
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	2,430	2,641,434
Nutrien Ltd. 1.90%, 05/13/23	1,475	1,523,173
3.50%, 06/01/23 (Call 03/01/23)	954	1,015,943
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	220	233,367

		25,286,087

Commercial Services — 0.9%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	525	567,158
Global Payments Inc. 3.75%, 06/01/23 (Call 03/01/23)	2,431	2,597,475
4.00%, 06/01/23 (Call 05/01/23)	1,338	1,445,120
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	1,203	1,306,951
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	1,933	2,019,753
PayPal Holdings Inc., 1.35%, 06/01/23	1,527	1,560,640
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	2,166	2,306,963

		11,804,060

Computers — 3.9%
Apple Inc. 0.75%, 05/11/23	1,322	1,334,797
2.40%, 01/13/23 (Call 12/13/22)	1,597	1,665,894
2.40%, 05/03/23	12,936	13,586,034
2.85%, 02/23/23 (Call 12/23/22)(a)	5,077	5,344,406
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)(b)	9,916	10,903,733
DXC Technology Co., 4.00%, 04/15/23(a)	1,468	1,552,366
Hewlett Packard Enterprise Co. 2.25%, 04/01/23 (Call 03/01/23)(a)	3,406	3,523,234
4.45%, 10/02/23 (Call 09/02/23)	3,776	4,168,213
IBM Credit LLC, 3.00%, 02/06/23	3,170	3,352,148
International Business Machines Corp., 3.38%, 08/01/23(a)	3,414	3,685,413
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)(b)	442	464,321
Seagate HDD Cayman, 4.75%, 06/01/23(a)	1,851	1,994,934

		51,575,493

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co. 1.95%, 02/01/23(a)	1,427	1,477,088
2.10%, 05/01/23	680	709,621
Procter & Gamble Co. (The), 3.10%, 08/15/23	2,619	2,821,946
Unilever Capital Corp. 0.38%, 09/14/23(a)	155	155,184
3.13%, 03/22/23 (Call 02/22/23)	1,418	1,506,767

		6,670,606

Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/23/23 (Call 12/23/22)	1,825	1,843,524
4.13%, 07/03/23 (Call 06/03/23)(a)	2,135	2,193,905
4.50%, 09/15/23 (Call 08/15/23)(a)	2,761	2,868,293
Air Lease Corp. 2.25%, 01/15/23	1,878	1,891,559
2.75%, 01/15/23 (Call 12/15/22)(a)	1,095	1,111,951
3.00%, 09/15/23 (Call 07/15/23)	2,459	2,506,951
3.88%, 07/03/23 (Call 06/03/23)(a)	1,031	1,076,508
Aircastle Ltd. 4.40%, 09/25/23 (Call 08/25/23)(a)	1,828	1,839,187
5.00%, 04/01/23	1,429	1,457,051

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc. 1.45%, 10/02/23 (Call 09/02/23)	$2,030	$2,048,412
3.05%, 06/05/23 (Call 05/05/23)	2,169	2,268,904
American Express Co. 3.40%, 02/27/23 (Call 01/27/23)	4,963	5,285,794
3.70%, 08/03/23 (Call 07/03/23)	5,745	6,235,278
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	1,978	2,179,934
BGC Partners Inc., 5.38%, 07/24/23(a)	1,361	1,445,886
Blackstone/GSO Secured Lending Fund, 3.65%, 07/14/23(a)(b)	70	71,020
Capital One Bank USA N.A., 3.38%, 02/15/23	3,377	3,576,378
Capital One Financial Corp. 2.60%, 05/11/23 (Call 04/11/23)(a)	783	820,498
3.20%, 01/30/23 (Call 12/30/22)	4,042	4,261,562
3.50%, 06/15/23	3,270	3,499,619
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)	3,094	3,238,242
Eaton Vance Corp., 3.63%, 06/15/23	195	208,796
Intercontinental Exchange Inc. 0.70%, 06/15/23(a)	2,138	2,150,379
3.45%, 09/21/23 (Call 08/21/23)(a)	1,071	1,157,987
4.00%, 10/15/23(a)	2,591	2,849,193
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	1,858	2,042,239
Jefferies Group LLC, 5.13%, 01/20/23	2,045	2,227,741
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	558	602,143

		62,958,934

Electric — 4.6%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23(a)	895	975,738
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)(a)	1,184	1,261,516
Berkshire Hathaway Energy Co. 2.80%, 01/15/23 (Call 12/15/22)(a)	1,283	1,346,970
3.75%, 11/15/23 (Call 08/15/23)(a)	1,652	1,797,657
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	759	831,158
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	1,166	1,212,815
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)(a)	507	544,949
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	1,712	1,854,182
DTE Energy Co. Series D, 3.70%, 08/01/23 (Call 07/01/23)	1,753	1,896,553
Series F, 3.85%, 12/01/23 (Call 09/01/23)(a)	1,384	1,507,245
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)(a)	1,085	1,134,986
3.05%, 03/15/23 (Call 02/15/23)(a)	1,165	1,234,644
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	2,146	2,338,303
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	1,030	1,115,912
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)	521	561,831
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	1,399	1,443,656
Entergy Louisiana LLC, 4.05%, 09/01/23 (Call 06/01/23)(a)	1,140	1,243,512
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	449	473,762
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)(a)	1,603	1,681,483
Series N, 3.80%, 12/01/23 (Call 11/01/23)	1,250	1,370,812
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	2,522	2,658,314
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	1,273	1,334,906
Georgia Power Co., Series A, 2.10%, 07/30/23	1,377	1,437,492

46	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp. 2.70%, 02/15/23 (Call 12/15/22)	$1,358	$1,420,006
3.40%, 11/15/23 (Call 08/15/23)(a)	531	573,114
NextEra Energy Capital Holdings Inc., 2.80%, 01/15/23 (Call 12/15/22)(a)	1,499	1,570,098
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)(a)	893	932,042
Pacific Gas & Electric Co. 3.25%, 06/15/23 (Call 03/15/23)	297	306,688
3.85%, 11/15/23 (Call 08/15/23)(a)	1,855	1,954,447
4.25%, 08/01/23 (Call 07/01/23)	250	265,173
PacifiCorp, 2.95%, 06/01/23 (Call 03/01/23)	460	486,505
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	1,283	1,364,175
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	2,120	2,280,908
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	446	482,469
Public Service Electric & Gas Co. 2.38%, 05/15/23 (Call 02/15/23)(a)	993	1,036,047
3.25%, 09/01/23 (Call 08/01/23)	375	403,549
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	590	634,103
Sempra Energy 2.90%, 02/01/23 (Call 01/01/23)	1,554	1,629,431
4.05%, 12/01/23 (Call 09/01/23)(a)	1,198	1,308,611
Southern California Edison Co. Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	1,524	1,639,413
Series D, 3.40%, 06/01/23 (Call 05/01/23)	941	1,001,911
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	4,823	5,112,669
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,783	1,865,927
WEC Energy Group Inc., 0.55%, 09/15/23	1,338	1,342,496
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)(a)	669	668,418

		59,536,596

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	890	929,098

Electronics — 0.7%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	1,857	2,003,945
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	691	739,287
Flex Ltd., 5.00%, 02/15/23	1,465	1,593,700
Honeywell International Inc., 3.35%, 12/01/23(a)	180	195,936
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	2,967	3,214,774
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	1,151	1,244,599

		8,992,241

Environmental Control — 0.3%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)(a)	1,921	2,108,221
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)	2,017	2,102,783

		4,211,004

Food — 1.4%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	2,155	2,304,363
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)(a)	2,513	2,639,153
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)(a)	2,524	2,750,251
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)(a)	1,738	1,863,362
Kellogg Co., 2.65%, 12/01/23	1,857	1,966,154
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	1,950	2,113,235
Mondelez International Inc. 2.13%, 04/13/23 (Call 03/13/23)	952	987,043
3.63%, 05/07/23 (Call 04/07/23)	2,111	2,263,499

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)	$1,339	$1,461,840

		18,348,900

Gas — 0.3%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)(a)	895	957,874
Dominion Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)	700	753,648
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(a)	990	1,029,669
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	878	921,224

		3,662,415

Health Care - Products — 0.7%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)	3,233	3,506,253
Thermo Fisher Scientific Inc., 3.00%, 04/15/23 (Call 02/15/23)	3,882	4,104,555
Zimmer Biomet Holdings Inc., 3.70%, 03/19/23 (Call 02/19/23)	1,034	1,104,395

		8,715,203

Health Care - Services — 1.5%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	4,235	4,451,747
Anthem Inc., 3.30%, 01/15/23	3,204	3,397,522
HCA Inc., 4.75%, 05/01/23	3,439	3,752,671
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)	517	563,520
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	998	1,071,133
UnitedHealth Group Inc. 2.75%, 02/15/23 (Call 11/15/22)	1,075	1,126,342
2.88%, 03/15/23	2,678	2,831,824
3.50%, 06/15/23	2,000	2,163,580

		19,358,339

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	2,321	2,390,816
Prospect Capital Corp., 5.88%, 03/15/23(a)	470	488,410

		2,879,226

Home Builders — 0.2%
DR Horton Inc. 4.75%, 02/15/23 (Call 11/15/22)(a)	1,116	1,205,470
5.75%, 08/15/23 (Call 05/15/23)	771	866,272

		2,071,742

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 2.40%, 06/01/23(a)	490	514,064

Insurance — 2.0%
Aflac Inc., 3.63%, 06/15/23	2,172	2,354,448
Allstate Corp. (The), 3.15%, 06/15/23(a)	1,532	1,647,222
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	1,232	1,343,866
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	951	1,031,692
Assurant Inc. 4.00%, 03/15/23	946	1,003,526
4.20%, 09/27/23 (Call 08/27/23)	423	457,517
Berkshire Hathaway Inc. 2.75%, 03/15/23 (Call 01/15/23)	5,575	5,862,447
3.00%, 02/11/23	1,726	1,829,940
Chubb INA Holdings Inc., 2.70%, 03/13/23	215	226,154
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	2,244	2,413,287
Lincoln National Corp., 4.00%, 09/01/23	1,375	1,502,902
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	2,003	2,099,464

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	$1,354	$1,436,242
MetLife Inc., Series D, 4.37%, 09/15/23	2,808	3,114,044
Principal Financial Group Inc., 3.13%, 05/15/23(a)	230	244,939
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	167	185,026

		26,752,716

Internet — 1.2%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)(a)	2,054	2,161,362
Amazon.com Inc. 0.40%, 06/03/23	487	488,140
2.40%, 02/22/23 (Call 01/22/23)	3,868	4,043,066
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	3,190	3,422,647
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	1,773	1,855,444
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	3,059	3,199,959
Expedia Group Inc., 3.60%, 12/15/23 (Call 11/15/23)(a)(b)	1,000	1,028,200

		16,198,818

Iron & Steel — 0.3%
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	1,809	1,958,948
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)(a)	1,379	1,489,127

		3,448,075

Lodging — 0.5%
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)	1,233	1,265,317
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	1,110	1,177,321
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	3,920	4,173,428

		6,616,066

Machinery — 1.9%
ABB Finance USA Inc., 3.38%, 04/03/23 (Call 03/03/23)	1,130	1,206,784
Caterpillar Financial Services Corp. 0.45%, 09/14/23	1,225	1,224,927
0.65%, 07/07/23	2,361	2,375,213
2.63%, 03/01/23	1,045	1,098,253
3.45%, 05/15/23	1,906	2,050,208
3.65%, 12/07/23	1,593	1,747,330
3.75%, 11/24/23	1,077	1,183,214
CNH Industrial Capital LLC, 1.95%, 07/02/23	565	574,769
CNH Industrial NV, 4.50%, 08/15/23	1,789	1,941,977
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	300	327,276
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	345	360,804
John Deere Capital Corp. 0.70%, 07/05/23(a)	111	111,920
1.20%, 04/06/23	397	404,734
2.70%, 01/06/23	626	657,281
2.80%, 01/27/23	1,585	1,670,162
2.80%, 03/06/23(a)	3,414	3,604,535
3.45%, 06/07/23	958	1,032,360
3.65%, 10/12/23	2,509	2,749,613
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	174	181,673

		24,503,033

Manufacturing — 0.9%
3M Co. 1.75%, 02/14/23 (Call 01/14/23)	1,627	1,676,900
2.25%, 03/15/23 (Call 02/15/23)(a)	2,328	2,428,919
General Electric Co., 3.10%, 01/09/23	4,489	4,705,459

Security	Par (000)	Value

Manufacturing (continued)
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	$2,308	$2,529,868

		11,341,146

Media — 0.5%
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	1,808	1,904,023
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	1,914	2,099,907
Time Warner Entertainment Co. LP, 8.38%, 03/15/23(a)	2,606	3,047,170
ViacomCBS Inc., 4.25%, 09/01/23 (Call 06/01/23)	77	83,763

		7,134,863

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	3,314	3,450,007

Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	1,325	1,449,126
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	544	574,578

		2,023,704

Oil & Gas — 5.2%
BP Capital Markets America Inc. 2.75%, 05/10/23	3,709	3,913,589
2.94%, 04/06/23	629	664,809
3.22%, 11/28/23 (Call 09/28/23)	2,805	3,008,110
BP Capital Markets PLC 2.75%, 05/10/23	699	735,013
3.99%, 09/26/23(a)	2,472	2,708,125
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	3,314	3,436,386
Chevron Corp. 1.14%, 05/11/23	725	738,137
2.57%, 05/16/23 (Call 03/16/23)	3,787	3,980,932
3.19%, 06/24/23 (Call 03/24/23)	4,307	4,591,520
Chevron USA Inc., 0.43%, 08/11/23	2,876	2,875,166
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	4,151	4,337,172
Exxon Mobil Corp. 1.57%, 04/15/23	6,048	6,217,949
2.73%, 03/01/23 (Call 01/01/23)	3,705	3,889,398
HollyFrontier Corp., 2.63%, 10/01/23(a)	689	682,606
Marathon Petroleum Corp. 4.50%, 05/01/23 (Call 04/01/23)	3,200	3,442,080
4.75%, 12/15/23 (Call 10/15/23)	2,175	2,388,868
Phillips 66, 3.70%, 04/06/23	1,615	1,726,758
Shell International Finance BV 0.38%, 09/15/23	649	647,832
2.25%, 01/06/23	2,759	2,863,980
3.40%, 08/12/23	3,673	3,973,047
3.50%, 11/13/23 (Call 10/13/23)(a)	2,366	2,572,954
Suncor Energy Inc., 2.80%, 05/15/23	407	425,140
Total Capital Canada Ltd., 2.75%, 07/15/23	3,277	3,474,210
Total Capital International SA, 2.70%, 01/25/23	2,892	3,037,612
Valero Energy Corp., 2.70%, 04/15/23(a)	2,161	2,223,842

		68,555,235

Oil & Gas Services — 0.5%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	2,106	2,224,757
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	4,210	4,537,454

		6,762,211

Packaging & Containers — 0.3%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)(a)	1,848	2,037,697

48	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	$1,244	$1,327,522

		3,365,219

Pharmaceuticals — 6.8%
AbbVie Inc. 2.85%, 05/14/23 (Call 03/14/23)(a)	3,258	3,426,927
3.75%, 11/14/23 (Call 10/14/23)	4,343	4,732,567
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	2,935	3,172,324
Bristol-Myers Squibb Co. 2.75%, 02/15/23 (Call 01/15/23)	2,700	2,838,564
3.25%, 02/20/23 (Call 01/20/23)	2,507	2,662,284
3.25%, 11/01/23(a)	1,255	1,358,525
4.00%, 08/15/23	2,306	2,531,665
7.15%, 06/15/23	30	35,136
Cardinal Health Inc., 3.20%, 03/15/23	1,576	1,664,745
Cigna Corp. 3.00%, 07/15/23 (Call 05/16/23)	3,194	3,390,655
3.75%, 07/15/23 (Call 06/15/23)	4,639	5,021,532
CVS Health Corp. 3.70%, 03/09/23 (Call 02/09/23)	8,984	9,617,102
4.00%, 12/05/23 (Call 09/05/23)	1,090	1,193,681
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	3,552	3,750,486
3.38%, 05/15/23	3,697	3,973,203
GlaxoSmithKline Capital PLC, 0.53%, 10/01/23 (Call 10/01/22)	120	120,208
Johnson & Johnson 2.05%, 03/01/23 (Call 01/01/23)	2,191	2,271,673
3.38%, 12/05/23	1,711	1,868,891
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	1,218	1,273,492
Merck & Co. Inc., 2.80%, 05/18/23(a)	5,236	5,565,187
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	1,256	1,373,888
Pfizer Inc. 3.00%, 06/15/23(a)	3,247	3,463,802
3.20%, 09/15/23 (Call 08/15/23)	3,324	3,581,278
5.80%, 08/12/23	541	618,184
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	3,008	3,231,103
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	7,024	7,450,708
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	3,675	4,080,941
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	4,045	4,261,731

		88,530,482

Pipelines — 3.3%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	513	524,286
Enbridge Inc., 4.00%, 10/01/23 (Call 07/01/23)	2,589	2,800,832
Energy Transfer Operating LP 3.60%, 02/01/23 (Call 11/01/22)	2,317	2,387,367
4.25%, 03/15/23 (Call 12/15/22)	1,767	1,845,154
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,920	2,028,384
Energy Transfer Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	2,019	2,135,537
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	4,111	4,353,467
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	1,907	2,005,230
3.50%, 09/01/23 (Call 06/01/23)	2,337	2,490,891
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	2,762	2,894,327
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	1,015	1,068,216

Security	Par (000)	Value

Pipelines (continued)
4.50%, 07/15/23 (Call 04/15/23)	$3,082	$3,328,622
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	960	1,096,963
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	994	1,073,441
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/23 (Call 10/31/22)	1,086	1,105,016
3.85%, 10/15/23 (Call 07/15/23)	1,954	2,043,083
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)	3,214	3,511,359
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	834	853,899
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	1,450	1,563,405
Williams Companies Inc. (The) 3.70%, 01/15/23 (Call 10/15/22)	1,510	1,591,993
4.50%, 11/15/23 (Call 08/15/23)	1,736	1,899,115

		42,600,587

Real Estate Investment Trusts — 4.0%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	1,214	1,277,723
American Tower Corp. 3.00%, 06/15/23	2,219	2,352,118
3.50%, 01/31/23(a)	3,518	3,736,995
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)	756	831,774
Boston Properties LP 3.13%, 09/01/23 (Call 06/01/23)	1,577	1,664,729
3.85%, 02/01/23 (Call 11/01/22)	3,285	3,495,010
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)	815	841,064
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)(a)	1,095	1,138,406
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	2,974	3,193,719
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)(a)	1,161	1,222,568
Crown Castle International Corp. 3.15%, 07/15/23 (Call 06/15/23)(a)	2,336	2,482,234
5.25%, 01/15/23	4,982	5,465,403
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)(a)	790	867,554
Digital Realty Trust LP, 2.75%, 02/01/23 (Call 01/01/23)	1,527	1,596,601
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)(a)	1,691	1,780,014
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	795	836,873
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)(a)	1,115	1,194,756
Healthpeak Properties Inc., 4.25%, 11/15/23 (Call 08/15/23)(a)	411	450,575
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/23)(a)	1,170	1,209,757
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	435	453,170
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)(a)	858	906,777
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	235	255,292
National Retail Properties Inc., 3.30%, 04/15/23 (Call 01/15/23)(a)	1,145	1,203,120
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)(a)	2,095	2,244,227
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)(a)	520	536,541
Realty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)(a)	2,106	2,319,675

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP 2.75%, 02/01/23 (Call 11/01/22)(a)	$1,552	$1,615,058
2.75%, 06/01/23 (Call 03/01/23)(a)	1,902	1,989,397
Ventas Realty LP 3.10%, 01/15/23 (Call 12/15/22)	683	713,277
3.13%, 06/15/23 (Call 03/15/23)(a)	1,250	1,310,587
Welltower Inc. 3.75%, 03/15/23 (Call 12/15/22)	1,900	2,013,031
3.95%, 09/01/23 (Call 08/01/23)	70	75,700
Weyerhaeuser Co., 4.63%, 09/15/23	775	862,513

		52,136,238

Retail — 3.1%
AutoZone Inc. 2.88%, 01/15/23 (Call 10/15/22)(a)	375	391,470
3.13%, 07/15/23 (Call 04/15/23)(a)	1,636	1,735,043
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	3,478	3,684,837
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	3,161	3,390,900
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)(a)	3,053	3,206,535
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)(a)	925	925,906
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)(a)	1,208	1,312,420
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)(a)	3,854	4,103,508
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)	834	893,731
Starbucks Corp. 3.10%, 03/01/23 (Call 02/01/23)(a)	3,689	3,908,643
3.85%, 10/01/23 (Call 07/01/23)	1,752	1,907,840
TJX Companies Inc. (The), 2.50%, 05/15/23
(Call 02/15/23)(a)	1,003	1,048,326
Walmart Inc. 2.55%, 04/11/23 (Call 01/11/23)	6,336	6,643,803
3.40%, 06/26/23 (Call 05/26/23)(a)	6,341	6,837,183

		39,990,145

Semiconductors — 1.9%
Altera Corp., 4.10%, 11/15/23	1,142	1,264,982
Analog Devices Inc. 2.88%, 06/01/23 (Call 03/01/23)	985	1,036,821
3.13%, 12/05/23 (Call 10/05/23)(a)	2,128	2,285,791
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	2,975	3,094,476
Broadcom Inc., 2.25%, 11/15/23	3,220	3,349,380
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)(a)	1,480	1,604,068
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	875	922,722
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	3,104	3,341,642
Micron Technology Inc., 2.50%, 04/24/23	2,301	2,394,858
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)(a)	4,417	4,627,426
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	781	813,404

		24,735,570

Software — 2.9%
Adobe Inc., 1.70%, 02/01/23	1,073	1,105,812
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	2,306	2,453,515
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)(a)	3,356	3,654,449
Intuit Inc., 0.65%, 07/15/23	1,102	1,109,549
Microsoft Corp. 2.00%, 08/08/23 (Call 06/08/23)	3,575	3,730,763
2.38%, 05/01/23 (Call 02/01/23)	3,133	3,277,463
3.63%, 12/15/23 (Call 09/15/23)	4,572	5,003,277

Security	Par/ Shares (000)	Value

Software (continued)
Oracle Corp. 2.40%, 09/15/23 (Call 07/15/23)	$7,437	$7,819,634
2.63%, 02/15/23 (Call 01/15/23)	2,469	2,588,524
3.63%, 07/15/23(a)	3,094	3,358,258
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	3,670	3,918,936

		38,020,180

Telecommunications — 2.0%
AT&T Inc., 4.05%, 12/15/23(a)	1,700	1,878,177
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	1,965	2,166,825
Cisco Systems Inc. 2.20%, 09/20/23 (Call 07/20/23)	2,820	2,962,410
2.60%, 02/28/23	1,167	1,226,681
Rogers Communications Inc. 3.00%, 03/15/23 (Call 12/15/22)	1,460	1,537,541
4.10%, 10/01/23 (Call 07/01/23)	2,304	2,521,313
Telefonica Emisiones SA, 4.57%, 04/27/23	1,757	1,924,653
Verizon Communications Inc., 5.15%, 09/15/23	9,964	11,264,800
Vodafone Group PLC, 2.95%, 02/19/23	1,196	1,259,986

		26,742,386

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	710	753,118

Transportation — 1.7%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	2,441	2,570,275
3.85%, 09/01/23 (Call 06/01/23)	2,300	2,498,582
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)	712	769,672
CSX Corp., 3.70%, 11/01/23 (Call 08/01/23)(a)	1,284	1,395,978
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	629	651,958
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)(a)	2,256	2,367,694
Ryder System Inc. 3.40%, 03/01/23 (Call 02/01/23)(a)	1,587	1,677,887
3.75%, 06/09/23 (Call 05/09/23)(a)	1,285	1,378,574
3.88%, 12/01/23 (Call 11/01/23)	1,053	1,146,096
Union Pacific Corp. 2.75%, 04/15/23 (Call 01/15/23)(a)	1,364	1,430,700
2.95%, 01/15/23 (Call 10/15/22)	1,213	1,270,205
3.50%, 06/08/23 (Call 05/08/23)(a)	1,690	1,813,928
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)	3,428	3,597,686

		22,569,235

Total Corporate Bonds & Notes — 98.7% (Cost: $1,239,600,842)		1,289,879,646

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	58,674	58,714,847

50	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	5,475	$5,475,000

		64,189,847

Total Short-Term Investments — 4.9%
(Cost: $64,158,979)		64,189,847

Total Investments in Securities — 103.6% (Cost: $1,303,759,821)		1,354,069,493

Other Assets, Less Liabilities — (3.6)%		(47,373,370)

Net Assets — 100.0%		$1,306,696,123

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$33,503,754	$25,199,843	(a)	$—	$(10,310)	$21,560	$58,714,847	58,674	$205,251	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,846,000	2,629,000	(a)	—	—	—	5,475,000	5,475	25,284		—

					$(10,310)	$21,560	$64,189,847		$230,535		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,289,879,646	$—	$1,289,879,646
Money Market Funds	64,189,847	—	—	64,189,847

	$64,189,847	$1,289,879,646	$—	$1,354,069,493

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24	$1,231	$1,359,886
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	1,932	2,120,235
WPP Finance 2010, 3.75%, 09/19/24(a)	1,512	1,653,810

		5,133,931

Aerospace & Defense — 0.6%
Boeing Co. (The)
2.80%, 03/01/24 (Call 02/01/24)	868	883,771
2.85%, 10/30/24 (Call 07/30/24)(a)	817	832,507
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)(a)	1,288	1,373,407
L3Harris Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)(a)	656	718,917
Raytheon Technologies Corp., 3.20%, 03/15/24 (Call 01/15/24)(a)(b)	2,655	2,849,479

		6,658,081

Agriculture — 2.1%
Altria Group Inc. 3.80%, 02/14/24 (Call 01/14/24)(a)	2,074	2,258,607
4.00%, 01/31/24	3,814	4,185,102
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)(a)	2,164	2,289,317
3.22%, 08/15/24 (Call 06/15/24)	6,455	6,924,924
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)(a)	1,557	1,710,520
Philip Morris International Inc. 2.88%, 05/01/24 (Call 04/01/24)	2,205	2,367,156
3.25%, 11/10/24	1,871	2,054,395

		21,790,021

Airlines — 0.1%
Continental Airlines 2012-1 Class A Pass Through Trust, Series 2012-1, Class A, 4.15%, 04/11/24	678	667,784
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	569	547,832

		1,215,616

Auto Manufacturers — 2.1%
American Honda Finance Corp.
2.15%, 09/10/24(a)	1,411	1,484,132
2.40%, 06/27/24	1,554	1,643,215
2.90%, 02/16/24	1,448	1,547,637
3.55%, 01/12/24	1,763	1,917,633
General Motors Financial Co. Inc. 3.50%, 11/07/24 (Call 09/07/24)	1,602	1,695,637
3.95%, 04/13/24 (Call 02/13/24)	3,316	3,533,861
5.10%, 01/17/24 (Call 12/17/23)	3,560	3,910,126
PACCAR Financial Corp., 2.15%, 08/15/24(a)	572	604,095
Toyota Motor Corp., 2.36%, 07/02/24(a)	468	495,982
Toyota Motor Credit Corp. 2.00%, 10/07/24	1,326	1,391,239
2.90%, 04/17/24	1,806	1,940,655
3.35%, 01/08/24(a)	1,254	1,359,926

		21,524,138

Auto Parts & Equipment — 0.3%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	1,677	1,843,895
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	1,462	1,601,285

		3,445,180

Security	Par (000)	Value

Banks — 24.1%
Banco Santander SA, 2.71%, 06/27/24	$3,575	$3,781,599
Bank of America Corp. 4.00%, 04/01/24	5,023	5,554,032
4.13%, 01/22/24	4,426	4,892,323
4.20%, 08/26/24	8,018	8,943,357
Bank of Montreal
2.50%, 06/28/24(a)	2,314	2,454,437
Series E, 3.30%, 02/05/24	4,549	4,912,101
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24(a)	2,597	2,734,745
3.25%, 09/11/24 (Call 08/11/24)	1,296	1,418,705
3.40%, 05/15/24 (Call 04/15/24)(a)	1,261	1,378,273
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	1,879	2,056,904
Bank of Nova Scotia (The), 3.40%, 02/11/24	3,299	3,579,118
Barclays PLC, 4.38%, 09/11/24	3,693	3,980,759
BBVA USA, Series 2018-M12, Class A2, 2.50%, 08/27/24 (Call 07/27/24)	1,315	1,370,006
BNP Paribas SA, 4.25%, 10/15/24	2,211	2,448,660
BPCE SA, 4.00%, 04/15/24	3,438	3,803,391
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24(a)	2,932	3,161,136
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	4,684	5,132,915
Citigroup Inc.
3.75%, 06/16/24	1,514	1,668,640
4.00%, 08/05/24(a)	2,392	2,640,314
Comerica Bank, 2.50%, 07/23/24(a)	1,115	1,183,115
Credit Suisse AG/New York NY, 3.63%, 09/09/24	7,013	7,766,056
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	1,756	1,864,854
Deutsche Bank AG/New York NY, 3.70%, 05/30/24(a)	903	956,665
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	1,991	2,093,795
Fifth Third Bancorp
3.65%, 01/25/24 (Call 12/25/23)	3,744	4,077,853
4.30%, 01/16/24 (Call 12/16/23)	1,825	2,009,051
Goldman Sachs Group Inc. (The)
3.63%, 02/20/24 (Call 01/20/24)	3,879	4,216,395
3.85%, 07/08/24 (Call 04/08/24)	6,045	6,617,643
4.00%, 03/03/24(a)	6,224	6,862,582
HSBC Holdings PLC, 4.25%, 03/14/24	4,328	4,688,046
HSBC USA Inc., 3.50%, 06/23/24	1,800	1,953,162
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	2,625	2,792,869
ING Groep NV, 3.55%, 04/09/24	2,560	2,785,894
Intesa Sanpaolo SpA, 5.25%, 01/12/24	825	913,869
JPMorgan Chase & Co. 3.63%, 05/13/24	4,500	4,957,830
3.88%, 02/01/24(a)	3,265	3,602,666
3.88%, 09/10/24	7,318	8,112,442
Lloyds Banking Group PLC
3.90%, 03/12/24	1,564	1,703,618
4.50%, 11/04/24	2,870	3,152,006
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24	2,116	2,256,629
3.41%, 03/07/24	3,404	3,684,387
Morgan Stanley
3.70%, 10/23/24	7,117	7,910,261
Series F, 3.88%, 04/29/24	7,214	7,971,398
Natwest Group PLC
4.52%, 06/25/24 (Call 06/25/23)(c)	25	27,117
5.13%, 05/28/24	5,546	6,106,590
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	499	535,911

52	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Bank N.A., 3.30%, 10/30/24 (Call 09/30/24)(a)	$625	$687,488
PNC Financial Services Group Inc. (The) 2.20%, 11/01/24 (Call 10/02/24)(a)	1,496	1,583,157
3.50%, 01/23/24 (Call 12/24/23)	3,179	3,459,706
3.90%, 04/29/24 (Call 03/29/24)	2,299	2,531,498
Royal Bank of Canada 2.25%, 11/01/24	3,125	3,305,375
2.55%, 07/16/24	3,745	3,996,664
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)	2,798	3,007,542
Santander UK PLC 2.88%, 06/18/24	2,091	2,237,767
4.00%, 03/13/24(a)	2,833	3,127,802
Sumitomo Mitsui Banking Corp. 3.40%, 07/11/24(a)	650	708,045
3.95%, 01/10/24(a)	775	848,114
Sumitomo Mitsui Financial Group Inc. 2.45%, 09/27/24	4,089	4,324,404
2.70%, 07/16/24	4,055	4,312,655
Toronto-Dominion Bank (The) 2.65%, 06/12/24	3,872	4,132,586
3.25%, 03/11/24	3,143	3,406,886
Truist Bank 2.15%, 12/06/24 (Call 11/06/24)	2,478	2,619,395
3.20%, 04/01/24 (Call 03/01/24)	2,868	3,100,710
Truist Financial Corp. 2.50%, 08/01/24 (Call 07/01/24)(a)	1,772	1,886,471
2.85%, 10/26/24 (Call 09/26/24)	3,210	3,472,225
U.S. Bancorp 2.40%, 07/30/24 (Call 06/30/24)	3,027	3,213,282
3.38%, 02/05/24 (Call 01/05/24)	2,837	3,080,982
3.60%, 09/11/24 (Call 08/11/24)	3,051	3,370,836
3.70%, 01/30/24 (Call 12/29/23)(a)	1,535	1,682,467
Wells Fargo & Co. 3.30%, 09/09/24	5,715	6,210,148
3.75%, 01/24/24 (Call 12/24/23)	6,507	7,067,773
4.48%, 01/16/24(a)	1,779	1,968,250
Westpac Banking Corp., 3.30%, 02/26/24(a)	2,875	3,118,484

		249,174,831

Beverages — 0.9%
Coca-Cola Co. (The), 1.75%, 09/06/24	2,500	2,616,675
Constellation Brands Inc., 4.75%, 11/15/24	1,391	1,599,483
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)(a)	1,467	1,545,162
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)	3,014	3,292,192

		9,053,512

Biotechnology — 0.8%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	3,495	3,826,466
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	4,245	4,618,560

		8,445,026

Building Materials — 0.1%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(d)	240	260,172
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	140	155,331
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	635	700,348

		1,115,851

Chemicals — 1.5%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	590	643,112

Security	Par (000)	Value

Chemicals (continued)
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	$311	$341,472
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(a)	1,134	1,238,974
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	1,641	1,765,092
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)(a)	2,950	3,220,751
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	537	580,943
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	2,315	2,651,578
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)(a)	2,045	2,226,146
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	1,105	1,170,991
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	1,562	1,688,178

		15,527,237

Commercial Services — 0.7%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)(a)	776	827,573
IHS Markit Ltd., 3.63%, 05/01/24 (Call 04/01/24)	1,069	1,152,339
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	955	1,072,197
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	3,919	4,157,158

		7,209,267

Computers — 4.0%
Apple Inc. 1.80%, 09/11/24 (Call 08/11/24)	2,065	2,157,698
2.85%, 05/11/24 (Call 03/11/24)	3,908	4,196,332
3.00%, 02/09/24 (Call 12/09/23)	3,625	3,892,416
3.45%, 05/06/24	5,362	5,893,481
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(b)	2,234	2,425,744
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)(a)	1,349	1,450,337
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)(a)	387	419,458
Hewlett Packard Enterprise Co. 1.45%, 04/01/24 (Call 03/01/24)	1,381	1,407,046
4.65%, 10/01/24 (Call 09/01/24)	3,259	3,673,805
International Business Machines Corp. 3.00%, 05/15/24	7,226	7,811,017
3.63%, 02/12/24	4,882	5,342,910
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	962	1,042,693
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	1,279	1,395,287

		41,108,224

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.25%, 03/15/24	815	886,133
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	968	1,019,149
Unilever Capital Corp. 2.60%, 05/05/24 (Call 03/05/24)	1,642	1,748,533
3.25%, 03/07/24 (Call 02/07/24)	1,139	1,236,966

		4,890,781

Diversified Financial Services — 5.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.88%, 08/14/24 (Call 07/14/24)	1,842	1,820,835
3.15%, 02/15/24 (Call 01/15/24)(a)	2,105	2,086,266
4.88%, 01/16/24 (Call 12/16/23)	2,243	2,346,470
Affiliated Managers Group Inc., 4.25%, 02/15/24	1,075	1,182,522
Air Lease Corp. 4.25%, 02/01/24 (Call 01/01/24)	956	1,003,112
4.25%, 09/15/24 (Call 06/15/24)	2,003	2,105,233
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(a)	1,262	1,242,237

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc. 3.88%, 05/21/24 (Call 04/21/24)	$1,845	$1,982,563
5.13%, 09/30/24	1,848	2,081,754
American Express Co. 2.50%, 07/30/24 (Call 06/29/24)(a)	3,403	3,616,742
3.00%, 10/30/24 (Call 09/29/24)(a)	4,030	4,363,200
3.40%, 02/22/24 (Call 01/22/24)	2,560	2,775,526
3.63%, 12/05/24 (Call 11/04/24)	1,811	1,998,565
Ameriprise Financial Inc., 3.70%, 10/15/24	1,545	1,715,954
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)(a)	750	759,675
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	2,139	2,343,852
Capital One Financial Corp. 3.30%, 10/30/24 (Call 09/30/24)(a)	3,810	4,129,392
3.75%, 04/24/24 (Call 03/24/24)	2,202	2,394,631
3.90%, 01/29/24 (Call 12/29/23)	2,808	3,064,314
Charles Schwab Corp. (The), 3.55%, 02/01/24 (Call 01/01/24)	1,340	1,460,211
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	1,284	1,415,135
Invesco Finance PLC, 4.00%, 01/30/24	1,346	1,472,241
Mastercard Inc., 3.38%, 04/01/24	2,712	2,976,529
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)(a)	1,149	1,278,079
ORIX Corp. 3.25%, 12/04/24	975	1,058,343
4.05%, 01/16/24	1,302	1,420,261
Stifel Financial Corp., 4.25%, 07/18/24	1,198	1,335,962
Synchrony Financial 4.25%, 08/15/24 (Call 05/15/24)(a)	2,890	3,159,348
4.38%, 03/19/24 (Call 02/19/24)	1,712	1,873,681

		60,462,633

Electric — 4.5%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	1,246	1,323,987
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)(a)	1,588	1,730,094
CenterPoint Energy Inc. 2.50%, 09/01/24 (Call 08/01/24)	927	981,804
3.85%, 02/01/24 (Call 01/01/24)	1,641	1,797,896
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	75	86,008
Dominion Energy Inc., 3.07%, 08/15/24(d)	2,059	2,219,581
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	1,047	1,139,021
DTE Energy Co. Series C, 2.53%, 10/01/24	990	1,052,014
Series C, 3.50%, 06/01/24 (Call 03/01/24)(a)	1,714	1,855,765
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	2,708	2,970,405
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	1,546	1,633,179
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	839	902,504
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	762	832,287
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	458	539,451
Entergy Louisiana LLC, 5.40%, 11/01/24	600	705,924
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	2,222	2,343,854
Eversource Energy, Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,031	1,110,923
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	1,200	1,295,268
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)(a)	1,540	1,618,679
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	1,175	1,280,691
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	824	894,979
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	1,292	1,407,828
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	2,047	2,254,115

Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp., 2.95%, 02/07/24 (Call 12/07/23)	$694	$741,005
NextEra Energy Capital Holdings Inc., 3.15%, 04/01/24 (Call 03/01/24)	2,738	2,947,293
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	1,049	1,120,972
Pacific Gas & Electric Co., 3.75%, 02/15/24 (Call 11/15/23)	1,081	1,129,429
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	350	381,237
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	891	969,969
PPL Capital Funding Inc., 3.95%, 03/15/24 (Call 12/15/23)(a)	1,217	1,329,755
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	2,014	2,158,968
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	1,608	1,746,256
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	220	237,272
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	519	562,913
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)	580	625,919
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)(a)	624	657,340

		46,584,585

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	948	1,010,540
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	690	742,385
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	1,336	1,434,877
Honeywell International Inc., 2.30%, 08/15/24 (Call 07/15/24)	1,686	1,792,758
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	797	899,685
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)(a)	1,310	1,384,081
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)(a)	757	858,922
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	203	219,636

		8,342,884

Environmental Control — 0.3%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	2,565	2,723,594
Waste Management Inc., 3.50%, 05/15/24 (Call 02/15/24)	765	832,427

		3,556,021

Food — 1.1%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	2,849	3,169,997
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)(a)	1,250	1,368,112
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)	458	482,879
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	1,421	1,561,494
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	1,596	1,729,059
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)(a)	2,710	3,016,311

		11,327,852

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	493	537,059
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	26	28,162
Georgia-Pacific LLC, 8.00%, 01/15/24	1,114	1,360,506
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	60	65,742

		1,991,469

Gas — 0.4%
Dominion Energy Gas Holdings LLC 3.60%, 12/15/24 (Call 09/15/24)	740	813,830

54	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series A, 2.50%, 11/15/24 (Call 10/15/24)	$1,888	$2,005,339
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	755	816,699

		3,635,868

Health Care - Products — 0.9%
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	2,337	2,528,120
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	2,093	2,207,592
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	1,694	1,838,075
Thermo Fisher Scientific Inc., 4.15%, 02/01/24 (Call 11/01/23)	2,548	2,807,819

		9,381,606

Health Care - Services — 2.4%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	2,178	2,383,930
Anthem Inc. 3.35%, 12/01/24 (Call 10/01/24)	2,265	2,483,505
3.50%, 08/15/24 (Call 05/15/24)	2,366	2,584,524
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	934	978,617
HCA Inc., 5.00%, 03/15/24(a)	5,047	5,649,208
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	2,078	2,293,322
Laboratory Corp. of America Holdings 2.30%, 12/01/24 (Call 11/01/24)	1,390	1,468,799
3.25%, 09/01/24 (Call 07/01/24)	1,871	2,034,226
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	488	538,435
UnitedHealth Group Inc. 2.38%, 08/15/24	2,110	2,246,137
3.50%, 02/15/24(a)	2,072	2,266,789

		24,927,492

Holding Companies - Diversified — 0.6%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	2,160	2,252,534
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	1,068	1,079,289
Main Street Capital Corp., 5.20%, 05/01/24	1,155	1,209,216
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)	999	1,047,321
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	870	882,789

		6,471,149

Home Builders — 0.1%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	907	958,672

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	335	359,616
Whirlpool Corp., 4.00%, 03/01/24	715	785,077

		1,144,693

Household Products & Wares — 0.1%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	821	907,960

Insurance — 2.4%
Aflac Inc., 3.63%, 11/15/24	2,246	2,499,484
American International Group Inc., 4.13%, 02/15/24	2,662	2,948,644
Aon PLC, 3.50%, 06/14/24 (Call 03/01/24)	1,130	1,230,683
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	1,028	1,166,400
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	1,157	1,280,915
Chubb INA Holdings Inc., 3.35%, 05/15/24	680	742,465
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	1,229	1,356,300
Marsh & McLennan Companies Inc. 3.50%, 06/03/24 (Call 03/03/24)	1,774	1,936,658
3.88%, 03/15/24 (Call 02/15/24)	2,409	2,660,981
MetLife Inc., 3.60%, 04/10/24(a)	2,448	2,691,111
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)(a)	472	536,678

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc., 3.50%, 05/15/24	$1,653	$1,818,399
Unum Group, 4.00%, 03/15/24(a)	686	743,048
Voya Financial Inc., 3.13%, 07/15/24 (Call 05/15/24)	1,389	1,499,453
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	1,835	2,002,003

		25,113,222

Internet — 2.5%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	5,250	5,746,860
Alphabet Inc., 3.38%, 02/25/24	2,624	2,876,192
Amazon.com Inc. 2.80%, 08/22/24 (Call 06/22/24)	4,976	5,371,642
3.80%, 12/05/24 (Call 09/05/24)(a)	2,710	3,038,398
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)(a)	1,807	1,983,092
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)	2,506	2,729,861
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	777	826,782
TD Ameritrade Holding Corp., 3.75%, 04/01/24 (Call 03/01/24)	1,306	1,437,397
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	1,580	1,651,985

		25,662,209

Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	1,025	1,086,592

Lodging — 0.5%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	3,750	3,793,200
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)	1,252	1,290,637

		5,083,837

Machinery — 1.7%
Caterpillar Financial Services Corp. 2.15%, 11/08/24(a)	1,990	2,103,311
2.85%, 05/17/24	1,085	1,166,516
3.25%, 12/01/24	2,111	2,322,480
3.30%, 06/09/24	682	744,573
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	2,694	2,939,531
CNH Industrial Capital LLC, 4.20%, 01/15/24	1,528	1,651,982
John Deere Capital Corp. 2.60%, 03/07/24	1,318	1,406,161
2.65%, 06/24/24	2,050	2,196,513
3.35%, 06/12/24	970	1,061,869
3.45%, 01/10/24	357	388,652
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	1,775	1,936,969

		17,918,557

Manufacturing — 1.2%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)	1,966	2,134,093
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	943	1,031,651
General Electric Co. 3.38%, 03/11/24	1,318	1,416,520
3.45%, 05/15/24 (Call 02/13/24)	1,377	1,480,344
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	1,546	1,681,940
Parker-Hannifin Corp. 2.70%, 06/14/24 (Call 05/14/24)(a)	1,176	1,255,145
3.30%, 11/21/24 (Call 08/21/24)(a)	1,719	1,872,507
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	811	886,885
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	1,020	1,124,183

		12,883,268

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	$2,809	$3,105,799
Comcast Corp. 3.00%, 02/01/24 (Call 01/01/24)	2,719	2,922,544
3.60%, 03/01/24	2,745	3,017,085
3.70%, 04/15/24 (Call 03/15/24)	6,484	7,142,969
Discovery Communications LLC 3.80%, 03/13/24 (Call 01/13/24)(a)	1,154	1,255,494
3.90%, 11/15/24 (Call 08/15/24)	1,201	1,328,354
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	3,332	3,656,170
ViacomCBS Inc. 3.70%, 08/15/24 (Call 05/15/24)	988	1,076,950
3.88%, 04/01/24 (Call 01/01/24)(a)	975	1,060,498
Walt Disney Co. (The) 1.75%, 08/30/24 (Call 07/30/24)	2,893	3,002,355
3.70%, 09/15/24 (Call 06/15/24)	1,996	2,207,157

		29,775,375

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	468	501,228

Mining — 0.2%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	1,431	1,623,384

Oil & Gas — 4.3%
BP Capital Markets America Inc. 3.22%, 04/14/24 (Call 02/14/24)	1,916	2,060,735
3.79%, 02/06/24 (Call 01/06/24)	1,416	1,544,417
BP Capital Markets PLC 3.54%, 11/04/24	2,602	2,863,397
3.81%, 02/10/24	3,179	3,480,751
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)	1,180	1,261,798
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	2,832	3,028,626
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	1,682	1,796,796
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)	405	441,843
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	2,261	2,288,426
Exxon Mobil Corp. 2.02%, 08/16/24 (Call 07/16/24)	2,957	3,097,546
3.18%, 03/15/24 (Call 12/15/23)	2,222	2,391,916
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	481	494,074
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	1,694	1,755,949
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	1,969	2,088,833
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	1,671	1,846,706
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)	3,329	3,494,251
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	2,170	2,355,709
Total Capital International SA 3.70%, 01/15/24(a)	2,352	2,573,794
3.75%, 04/10/24	3,013	3,328,551
Valero Energy Corp., 1.20%, 03/15/24	2,190	2,153,493

		44,347,611

Packaging & Containers — 0.3%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	1,144	1,252,039
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	1,493	1,604,975

		2,857,014

Security	Par (000)	Value

Pharmaceuticals — 6.0%
AbbVie Inc. 2.60%, 11/21/24 (Call 10/21/24)(b)	$8,372	$8,905,380
3.85%, 06/15/24 (Call 03/15/24)(b)	2,582	2,831,473
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)(a)	968	1,049,428
Becton Dickinson and Co. 3.36%, 06/06/24 (Call 04/06/24)	4,649	5,015,620
3.73%, 12/15/24 (Call 09/15/24)(a)	3,151	3,471,866
Bristol-Myers Squibb Co. 2.90%, 07/26/24 (Call 06/26/24)	7,977	8,625,610
3.63%, 05/15/24 (Call 02/15/24)	1,822	1,997,386
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)	1,863	2,000,974
3.50%, 11/15/24 (Call 08/15/24)	984	1,072,776
Cigna Corp., 3.50%, 06/15/24 (Call 03/17/24)	1,610	1,751,905
CVS Health Corp. 2.63%, 08/15/24 (Call 07/15/24)	2,588	2,759,973
3.38%, 08/12/24 (Call 05/12/24)	2,105	2,289,545
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	2,394	2,584,108
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	2,567	2,803,806
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	1,304	1,403,952
Novartis Capital Corp., 3.40%, 05/06/24	4,768	5,238,268
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)(a)	1,780	1,925,800
Pfizer Inc. 2.95%, 03/15/24 (Call 02/15/24)	2,408	2,591,417
3.40%, 05/15/24	2,115	2,320,070
Wyeth LLC, 6.45%, 02/01/24	1,080	1,280,200

		61,919,557

Pipelines — 4.1%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	1,161	1,264,457
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	2,840	3,253,504
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	1,129	1,107,910
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	2,076	2,233,506
Energy Transfer Operating LP 4.50%, 04/15/24 (Call 03/15/24)	1,946	2,067,177
4.90%, 02/01/24 (Call 11/01/23)	1,384	1,480,271
5.88%, 01/15/24 (Call 10/15/23)	1,681	1,840,107
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	2,312	2,523,872
Kinder Morgan Energy Partners LP 4.15%, 02/01/24 (Call 11/01/23)	1,744	1,894,839
4.25%, 09/01/24 (Call 06/01/24)	1,484	1,638,128
4.30%, 05/01/24 (Call 02/01/24)	1,538	1,688,601
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	2,666	2,986,373
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	988	1,008,027
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	1,062	1,093,478
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	1,415	1,455,257
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	4,739	5,337,630
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	1,603	1,780,676
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24 (Call 01/01/24)	1,375	1,445,139

56	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The) 4.30%, 03/04/24 (Call 12/04/23)	$3,001	$3,271,510
4.55%, 06/24/24 (Call 03/24/24)	2,419	2,672,753

		42,043,215

Real Estate Investment Trusts — 4.8%
Alexandria Real Estate Equities Inc., 4.00%, 01/15/24 (Call 12/15/23)(a)	2,204	2,419,728
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	1,085	1,174,523
American Tower Corp. 3.38%, 05/15/24 (Call 04/15/24)(a)	1,817	1,964,195
5.00%, 02/15/24	2,698	3,050,602
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	692	762,314
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	2,003	2,162,359
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	156	163,282
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)(a)	725	766,774
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	2,136	2,306,239
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	1,568	1,661,782
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)(a)	922	1,005,109
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	2,535	2,693,412
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	884	961,279
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)(a)	1,095	1,186,903
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 06/03/24)	855	873,921
Healthpeak Properties Inc. 3.88%, 08/15/24 (Call 05/15/24)(a)	2,103	2,315,803
4.20%, 03/01/24 (Call 12/01/23)(a)	772	846,838
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	994	1,025,460
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	1,032	1,091,278
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)(a)	1,065	1,115,587
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/13/24)	545	591,810
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	978	1,056,103
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	905	917,923
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	990	1,063,359
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	158	166,968
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	848	932,707
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	842	889,464
Simon Property Group LP 2.00%, 09/13/24 (Call 06/13/24)(a)	2,288	2,359,020
3.38%, 10/01/24 (Call 07/01/24)(a)	2,161	2,332,627
3.75%, 02/01/24 (Call 11/01/23)(a)	1,829	1,969,028
Ventas Realty LP 3.50%, 04/15/24 (Call 03/15/24)(a)	914	985,776
3.75%, 05/01/24 (Call 02/01/24)	555	596,753
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	1,066	1,148,647
Welltower Inc. 3.63%, 03/15/24 (Call 02/15/24)	2,353	2,551,758
4.50%, 01/15/24 (Call 10/15/23)	1,036	1,137,953

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	$952	$1,056,977

		49,304,261

Retail — 2.7%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	1,080	1,151,118
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)(a)	751	808,414
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	2,474	2,666,477
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)	2,473	2,712,015
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	1,219	1,321,689
McDonald’s Corp., 3.25%, 06/10/24	1,144	1,246,823
Target Corp., 3.50%, 07/01/24	2,786	3,082,960
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	4,509	4,969,549
Walmart Inc. 2.65%, 12/15/24 (Call 10/15/24)	2,652	2,862,542
2.85%, 07/08/24 (Call 06/08/24)	3,368	3,642,020
3.30%, 04/22/24 (Call 01/22/24)(a)	3,537	3,849,105

		28,312,712

Semiconductors — 2.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)(a)	4,865	5,230,069
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)	1,439	1,571,143
Intel Corp., 2.88%, 05/11/24 (Call 03/11/24)(a)	4,151	4,462,325
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	3,310	3,769,262
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	1,847	2,050,244
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(b)	2,473	2,770,057
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)(a)	3,555	3,822,016
Texas Instruments Inc., 2.63%, 05/15/24 (Call 03/15/24)	605	646,588
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,672	1,784,643

		26,106,347

Software — 2.3%
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	600	671,280
Fidelity National Information Services Inc., 3.88%, 06/05/24 (Call 03/05/24)	861	944,319
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	4,846	5,172,427
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)	5,401	5,792,518
Oracle Corp. 2.95%, 11/15/24 (Call 09/15/24)	5,223	5,658,337
3.40%, 07/08/24 (Call 04/08/24)	4,621	5,048,858

		23,287,739

Telecommunications — 2.2%
AT&T Inc. 3.80%, 03/01/24 (Call 01/01/24)	42	46,062
3.90%, 03/11/24 (Call 12/11/23)(a)	1,569	1,718,541
4.45%, 04/01/24 (Call 01/01/24)(a)	3,111	3,469,512
Cisco Systems Inc., 3.63%, 03/04/24	2,522	2,782,296
Juniper Networks Inc., 4.50%, 03/15/24	1,632	1,816,318
Motorola Solutions Inc., 4.00%, 09/01/24	1,346	1,498,663
Verizon Communications Inc. 3.50%, 11/01/24 (Call 08/01/24)	4,446	4,905,227
4.15%, 03/15/24 (Call 12/15/23)(a)	1,491	1,651,119
Vodafone Group PLC, 3.75%, 01/16/24	4,541	4,955,139

		22,842,877

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	1,323	1,402,896

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 1.9%
Burlington Northern Santa Fe LLC 3.40%, 09/01/24 (Call 12/01/23)(a)	$1,781	$1,953,312
3.75%, 04/01/24 (Call 01/01/24)(a)	1,525	1,672,162
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	685	737,348
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	1,577	1,727,698
FedEx Corp., 4.00%, 01/15/24	2,294	2,531,613
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)(a)	933	1,018,379
Ryder System Inc. 2.50%, 09/01/24 (Call 08/01/24)	1,802	1,900,101
3.65%, 03/18/24 (Call 02/18/24)(a)	1,313	1,426,758
Union Pacific Corp. 3.15%, 03/01/24 (Call 02/01/24)(a)	1,669	1,803,622
3.65%, 02/15/24 (Call 11/15/23)	1,009	1,098,185
3.75%, 03/15/24 (Call 12/15/23)	940	1,027,288
United Parcel Service Inc. 2.20%, 09/01/24 (Call 08/01/24)	1,289	1,364,445
2.80%, 11/15/24 (Call 09/15/24)(a)	1,145	1,239,119

		19,500,030

Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	674	739,493

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	1,131	1,232,010

Total Corporate Bonds & Notes — 98.5% (Cost: $970,771,645)		1,019,528,014

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(e)(f)(g)	42,461	42,490,997

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	6,575	$6,575,000

		49,065,997

Total Short-Term Investments — 4.8% (Cost: $49,044,671)		49,065,997

Total Investments in Securities — 103.3% (Cost: $1,019,816,316)		1,068,594,011

Other Assets, Less Liabilities — (3.3)%		(33,716,331)

Net Assets — 100.0%		$1,034,877,680

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,549,773	$6,947,156	(a)	$—	$(18,838)	$12,906	$42,490,997	42,461	$168,158	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	984,000	5,591,000	(a)	—	—	—	6,575,000	6,575	15,754		—

					$(18,838)	$12,906	$49,065,997		$183,912		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

58	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,019,528,014	$—	$1,019,528,014
Money Market Funds	49,065,997	—	—	49,065,997

	$49,065,997	$1,019,528,014	$—	$1,068,594,011

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.4%
Boeing Co. (The) 2.60%, 10/30/25 (Call 07/30/25)	$805	$797,433
4.88%, 05/01/25 (Call 04/01/25)(a)	4,943	5,376,501
General Dynamics Corp. 3.25%, 04/01/25 (Call 03/01/25)	632	696,350
3.50%, 05/15/25 (Call 03/15/25)	1,577	1,756,620
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	402	445,295
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)	1,312	1,462,487
Lockheed Martin Corp., 2.90%, 03/01/25 (Call 12/01/24)(a)	2,086	2,269,005
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	3,216	3,482,542
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	3,241	3,683,332

		19,969,565

Agriculture — 0.9%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	914	964,306
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)	459	498,084
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)(a)	190	191,094
Philip Morris International Inc. 1.50%, 05/01/25 (Call 04/01/25)	659	678,856
3.38%, 08/11/25 (Call 05/11/25)(a)	1,571	1,747,439
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	3,262	3,683,842

		7,763,621

Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	1,831	2,031,549
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	218	177,820
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	580	554,436

		2,763,805

Apparel — 0.6%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	2,052	2,203,910
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	550	580,085
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	897	1,005,591
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	1,048	1,098,597
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	511	542,774

		5,430,957

Auto Manufacturers — 2.2%
American Honda Finance Corp. 1.00%, 09/10/25	788	790,033
1.20%, 07/08/25	371	374,847
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	110	109,886
General Motors Co. 4.00%, 04/01/25	730	786,531
6.13%, 10/01/25 (Call 09/01/25)	2,592	3,035,154
General Motors Financial Co. Inc. 2.75%, 06/20/25 (Call 05/20/25)	1,726	1,783,182
2.90%, 02/26/25 (Call 01/26/25)	679	704,761
4.00%, 01/15/25 (Call 10/15/24)	1,820	1,950,621
4.30%, 07/13/25 (Call 04/13/25)	1,823	1,988,784
4.35%, 04/09/25 (Call 02/09/25)(a)	2,482	2,712,578
PACCAR Financial Corp., 1.80%, 02/06/25	75	78,302
Toyota Motor Credit Corp. 0.80%, 10/16/25	100	99,850
1.80%, 02/13/25	1,444	1,505,890
3.00%, 04/01/25	627	687,506
3.40%, 04/14/25(a)	1,590	1,770,481

		18,378,406

Security	Par (000)	Value

Auto Parts & Equipment — 0.3%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	$1,091	$1,189,572
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	877	1,000,157

		2,189,729

Banks — 19.9%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	1,622	1,848,577
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	835	830,299
Banco Santander SA 2.75%, 05/28/25	1,025	1,080,463
5.18%, 11/19/25	2,629	2,995,220
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	1,420	1,437,991
Bank of America Corp. 3.88%, 08/01/25	2,927	3,315,354
4.00%, 01/22/25	3,965	4,408,644
Series L, 3.95%, 04/21/25	4,104	4,574,688
Bank of Montreal, 1.85%, 05/01/25	1,368	1,426,756
Bank of New York Mellon Corp. (The) 1.60%, 04/24/25 (Call 03/24/25)	1,103	1,142,653
3.95%, 11/18/25 (Call 10/18/25)	893	1,038,639
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,238	1,351,946
Bank of Nova Scotia (The) 1.30%, 06/11/25	1,008	1,026,678
2.20%, 02/03/25	1,709	1,805,627
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	842	951,014
Barclays PLC, 3.65%, 03/16/25	3,548	3,848,516
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	1,187	1,270,327
Canadian Imperial Bank of Commerce 0.95%, 10/23/25	25	24,990
2.25%, 01/28/25	861	908,587
Citigroup Inc. 3.30%, 04/27/25(a)	2,321	2,561,688
3.88%, 03/26/25	1,726	1,907,213
4.40%, 06/10/25	3,868	4,376,255
5.50%, 09/13/25	2,416	2,864,216
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	850	899,640
Cooperatieve Rabobank UA, 4.38%, 08/04/25	2,348	2,654,907
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	1,725	1,930,309
Credit Suisse AG/New York NY, 2.95%, 04/09/25	907	989,891
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25	4,342	4,804,857
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/29/24)	2,281	2,410,766
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)	850	971,218
First Horizon National Corp., 4.00%, 05/26/25 (Call 04/26/25)	145	158,862
Goldman Sachs Group Inc. (The) 3.50%, 01/23/25 (Call 10/23/24)	4,620	5,053,125
3.50%, 04/01/25 (Call 03/01/25)	3,298	3,636,935
3.75%, 05/22/25 (Call 02/22/25)	3,775	4,199,046
4.25%, 10/21/25(a)	3,811	4,327,314
HSBC Holdings PLC, 4.25%, 08/18/25(a)	2,586	2,857,840
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	1,150	1,301,742
JPMorgan Chase & Co. 3.13%, 01/23/25 (Call 10/23/24)(a)	4,264	4,649,210
3.90%, 07/15/25 (Call 04/15/25)	4,550	5,146,232
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	1,295	1,439,936
KeyCorp, 4.15%, 10/29/25	899	1,033,391
Lloyds Banking Group PLC 4.45%, 05/08/25	1,955	2,218,202
4.58%, 12/10/25	2,820	3,126,534

60	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	$1,620	$1,761,977
Mitsubishi UFJ Financial Group Inc. 1.41%, 07/17/25(a)	2,324	2,360,557
2.19%, 02/25/25(a)	4,127	4,325,261
3.78%, 03/02/25	1,310	1,461,488
Morgan Stanley 4.00%, 07/23/25	4,926	5,600,123
5.00%, 11/24/25	3,470	4,095,329
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	298	321,503
Northern Trust Corp., 3.95%, 10/30/25	1,291	1,483,062
PNC Bank N.A. 2.95%, 02/23/25 (Call 01/23/25)	1,405	1,531,787
3.25%, 06/01/25 (Call 05/02/25)	1,330	1,470,475
4.20%, 11/01/25 (Call 10/01/25)	695	800,341
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	1,053	1,113,547
Royal Bank of Canada, 1.15%, 06/10/25	727	738,712
Santander Holdings USA Inc. 3.45%, 06/02/25 (Call 05/02/25)	754	812,541
4.50%, 07/17/25 (Call 04/17/25)	2,343	2,601,503
State Street Corp., 3.55%, 08/18/25(a)	2,275	2,572,479
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	500	559,165
Sumitomo Mitsui Financial Group Inc. 1.47%, 07/08/25	2,835	2,890,566
2.35%, 01/15/25	2,055	2,165,888
SVB Financial Group, 3.50%, 01/29/25	749	806,890
Toronto-Dominion Bank (The) 0.75%, 09/11/25	1,143	1,138,268
1.15%, 06/12/25	411	417,646
Truist Bank 1.50%, 03/10/25 (Call 02/10/25)	943	969,555
3.63%, 09/16/25 (Call 08/16/25)(a)	2,362	2,651,062
4.05%, 11/03/25 (Call 09/03/25)	900	1,033,353
Truist Financial Corp. 1.20%, 08/05/25 (Call 07/03/25)	123	124,882
3.70%, 06/05/25 (Call 05/05/25)	1,638	1,843,962
4.00%, 05/01/25 (Call 03/01/25)	2,002	2,268,907
U.S. Bancorp 1.45%, 05/12/25 (Call 04/12/25)	1,062	1,095,421
3.95%, 11/17/25 (Call 10/17/25)	2,100	2,413,719
U.S. Bank N.A./Cincinnati OH 2.05%, 01/21/25 (Call 12/21/24)	849	896,264
2.80%, 01/27/25 (Call 12/27/24)	1,448	1,571,529
Wells Fargo & Co. 3.00%, 02/19/25	4,167	4,498,527
3.55%, 09/29/25	4,401	4,898,181
Westpac Banking Corp., 2.35%, 02/19/25	2,215	2,361,146

		168,461,914

Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	4,305	4,879,072
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)(a)	210	233,079
Coca-Cola Co. (The) 2.88%, 10/27/25(a)	3,424	3,790,471
2.95%, 03/25/25	457	501,608
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	350	387,016
Constellation Brands Inc. 4.40%, 11/15/25 (Call 09/15/25)(a)	784	908,162

Security	Par (000)	Value

Beverages (continued)
4.75%, 12/01/25	$732	$862,699
Diageo Capital PLC, 1.38%, 09/29/25 (Call 08/29/25)	622	637,730
Keurig Dr Pepper Inc. 3.40%, 11/15/25 (Call 08/15/25)(a)	797	886,360
4.42%, 05/25/25 (Call 03/25/25)	1,952	2,240,896
PepsiCo Inc. 2.25%, 03/19/25 (Call 02/19/25)	1,801	1,921,721
2.75%, 04/30/25 (Call 01/30/25)	2,313	2,516,405
3.50%, 07/17/25 (Call 04/17/25)(a)	1,261	1,416,254

		21,181,473

Biotechnology — 1.4%
Amgen Inc. 1.90%, 02/21/25 (Call 01/21/25)	969	1,011,287
3.13%, 05/01/25 (Call 02/01/25)	1,895	2,069,492
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,453	1,645,435
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	2,930	3,329,388
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)	3,098	3,408,606
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)(b)	800	796,424

		12,260,632

Building Materials — 0.8%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)(b)	3,073	3,213,313
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	1,119	1,263,552
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	240	242,633
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	1,161	1,328,149
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	812	928,222

		6,975,869

Chemicals — 1.4%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)(a)	813	842,488
Dow Chemical Co. (The), 4.55%, 11/30/25 (Call 09/30/25)(a)	1,074	1,245,668
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)	3,218	3,711,673
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,122	1,232,371
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	873	904,568
Linde Inc., 2.65%, 02/05/25 (Call 11/05/24)(a)	633	680,690
LYB International Finance III LLC 1.25%, 10/01/25 (Call 09/01/25)	25	25,065
2.88%, 05/01/25 (Call 04/01/25)	391	419,793
Nutrien Ltd. 3.00%, 04/01/25 (Call 01/01/25)	798	861,681
3.38%, 03/15/25 (Call 12/15/24)	1,005	1,104,214
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)	912	1,008,243

		12,036,454

Commercial Services — 1.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	2,133	2,401,758
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	920	1,044,228
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	411	440,604
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	1,578	1,669,919
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	332	372,361
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)	516	533,317
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,424	1,620,014
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	1,521	1,715,201

		9,797,402

Computers — 3.1%
Apple Inc. 0.55%, 08/20/25 (Call 07/20/25)	402	400,790
1.13%, 05/11/25 (Call 04/11/25)	1,219	1,241,929

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.50%, 02/09/25	$2,897	$3,116,940
2.75%, 01/13/25 (Call 11/13/24)	2,647	2,865,325
3.20%, 05/13/25	3,663	4,066,516
Dell International LLC/EMC Corp., 5.85%, 07/15/25 (Call 06/15/25)(b)	1,828	2,145,122
DXC Technology Co., 4.13%, 04/15/25 (Call 03/15/25)	1,290	1,390,362
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	4,208	4,834,150
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)	2,565	2,687,504
International Business Machines Corp., 7.00%, 10/30/25(a)	954	1,232,234
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(b)	579	641,052
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	1,602	1,656,340

		26,278,264

Cosmetics & Personal Care — 0.2%
Unilever Capital Corp. 3.10%, 07/30/25	615	682,890
3.38%, 03/22/25 (Call 01/22/25)	828	918,608

		1,601,498

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	153	159,685

Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 01/15/25 (Call 11/15/24)	1,115	1,101,141
4.45%, 10/01/25 (Call 08/01/25)(a)	1,113	1,130,240
6.50%, 07/15/25 (Call 06/15/25)(a)	1,627	1,790,660
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	570	626,270
Air Lease Corp. 2.30%, 02/01/25 (Call 01/01/25)	464	455,908
3.25%, 03/01/25 (Call 01/01/25)(a)	1,813	1,843,622
3.38%, 07/01/25 (Call 06/01/25)	1,045	1,065,555
Ally Financial Inc. 4.63%, 03/30/25(a)	1,243	1,390,121
5.80%, 05/01/25 (Call 04/01/25)	1,043	1,216,910
American Express Co., 4.20%, 11/06/25 (Call 10/06/25)(a)	1,602	1,854,251
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	106	114,968
Capital One Financial Corp. 3.20%, 02/05/25 (Call 01/05/25)	1,756	1,895,690
4.20%, 10/29/25 (Call 09/29/25)	2,641	2,941,123
4.25%, 04/30/25 (Call 03/31/25)(a)	1,297	1,467,542
Charles Schwab Corp. (The) 3.00%, 03/10/25 (Call 12/10/24)	822	894,114
3.85%, 05/21/25 (Call 03/21/25)	1,364	1,537,910
4.20%, 03/24/25 (Call 02/22/25)	297	339,141
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	2,081	2,278,549
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)	1,199	1,309,224
Franklin Resources Inc., 2.85%, 03/30/25(a)	800	869,088
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	1,917	2,048,985
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	3,061	3,282,525
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	2,725	3,089,251
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	420	480,774
Lazard Group LLC, 3.75%, 02/13/25	844	918,112
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)(a)	1,340	1,419,998
Nomura Holdings Inc. 1.85%, 07/16/25	2,331	2,371,839
2.65%, 01/16/25	1,628	1,713,877
Synchrony Financial, 4.50%, 07/23/25 (Call 04/24/25)	1,609	1,789,498
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	6,645	7,393,161

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	$1,321	$1,395,029

		52,025,076

Electric — 4.4%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	210	229,839
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)(a)	354	388,225
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	454	495,981
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	654	717,634
Berkshire Hathaway Energy Co. 3.50%, 02/01/25 (Call 11/01/24)	1,380	1,521,643
4.05%, 04/15/25 (Call 03/15/25)(b)	1,801	2,046,999
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	2,035	2,305,309
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	365	402,715
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,655	1,661,173
Duke Energy Corp., 0.90%, 09/15/25 (Call 08/15/25)	200	199,048
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)(a)	1,458	1,620,057
Edison International, 4.95%, 04/15/25 (Call 03/15/25)	649	718,041
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	693	693,055
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	410	460,369
Eversource Energy Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	960	1,044,701
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	90	89,315
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	2,416	2,719,860
Exelon Generation Co. LLC, 3.25%, 06/01/25 (Call 05/01/25)(a)	595	647,985
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	320	320,352
Florida Power & Light Co. 2.85%, 04/01/25 (Call 03/01/25)	1,974	2,148,956
3.13%, 12/01/25 (Call 06/01/25)	1,348	1,494,015
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	759	835,249
National Rural Utilities Cooperative Finance Corp. 2.85%, 01/27/25 (Call 10/27/24)	835	902,184
3.25%, 11/01/25 (Call 08/01/25)	649	722,207
NextEra Energy Capital Holdings Inc., 2.75%, 05/01/25 (Call 04/01/25)	824	889,154
Oncor Electric Delivery Co. LLC 0.55%, 10/01/25 (Call 09/01/25)(b)	545	541,408
2.95%, 04/01/25 (Call 01/01/25)(a)	380	413,531
Pacific Gas & Electric Co. 3.45%, 07/01/25	1,800	1,883,016
3.50%, 06/15/25 (Call 03/15/25)(a)	325	339,264
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	415	420,868
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)	460	503,300
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)	105	104,668
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	701	778,348
Sempra Energy, 3.75%, 11/15/25 (Call 08/15/25)(a)	545	611,370
Southern California Edison Co., Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,401	1,549,940
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	1,068	1,220,457
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	489	534,580
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	1,147	1,276,359
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	1,445	1,588,171

		37,039,346

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(a)	184	203,234

62	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.5%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	$295	$308,603
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	459	501,499
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(a)	1,043	1,172,603
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)	717	736,373
Legrand France SA, 8.50%, 02/15/25(a)	81	106,298
Roper Technologies Inc. 1.00%, 09/15/25 (Call 08/15/25)	320	321,814
3.85%, 12/15/25 (Call 09/15/25)	698	791,316

		3,938,506

Environmental Control — 0.3%
Republic Services Inc., 3.20%, 03/15/25 (Call 12/15/24)	1,047	1,144,811
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)	1,156	1,263,253

		2,408,064

Food — 1.6%
Campbell Soup Co. 3.30%, 03/19/25 (Call 12/19/24)	485	528,291
3.95%, 03/15/25 (Call 01/15/25)	1,729	1,929,564
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	1,957	2,271,020
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	1,863	2,104,184
Hershey Co. (The), 0.90%, 06/01/25 (Call 05/01/25)(a)	100	101,024
JM Smucker Co. (The), 3.50%, 03/15/25	2,014	2,251,954
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	868	890,950
Sysco Corp. 3.55%, 03/15/25 (Call 01/15/25)	1,171	1,277,959
3.75%, 10/01/25 (Call 07/01/25)	1,461	1,617,283
5.65%, 04/01/25 (Call 03/01/25)	491	579,130

		13,551,359

Gas — 0.4%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)(a)	790	864,505
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	2,133	2,129,075
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)	620	678,900

		3,672,480

Health Care - Products — 2.3%
Abbott Laboratories 2.95%, 03/15/25 (Call 12/15/24)	1,499	1,641,405
3.88%, 09/15/25 (Call 06/15/25)	1,146	1,305,283
Baxter International Inc., 3.75%, 10/01/25 (Call 09/01/25)(b)	483	545,587
Boston Scientific Corp. 1.90%, 06/01/25 (Call 05/01/25)	400	416,108
3.85%, 05/15/25	1,160	1,311,554
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	1,057	1,172,234
Medtronic Inc., 3.50%, 03/15/25(a)	3,254	3,657,789
Stryker Corp. 1.15%, 06/15/25 (Call 05/15/25)(a)	515	520,418
3.38%, 11/01/25 (Call 08/01/25)	1,762	1,965,722
Thermo Fisher Scientific Inc. 3.65%, 12/15/25 (Call 09/09/25)	808	907,925
4.13%, 03/25/25 (Call 02/25/25)	2,000	2,273,140
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	3,373	3,711,582

		19,428,747

Health Care - Services — 1.7%
Anthem Inc., 2.38%, 01/15/25 (Call 12/15/24)(a)	2,762	2,929,350
HCA Inc., 5.25%, 04/15/25	2,052	2,376,524
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	377	431,861
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	1,971	2,178,960
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	755	837,416

Security	Par (000)	Value

Health Care - Services (continued)
UnitedHealth Group Inc. 3.70%, 12/15/25(a)	$935	$1,067,050
3.75%, 07/15/25	3,571	4,061,548
UPMC, Series D-1, 3.60%, 04/03/25	105	115,669

		13,998,378

Holding Companies - Diversified — 0.6%
Ares Capital Corp. 3.25%, 07/15/25 (Call 06/15/25)(a)	908	911,605
4.25%, 03/01/25 (Call 01/01/25)	1,350	1,409,751
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)	860	853,541
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	365	382,531
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	195	194,906
Owl Rock Capital Corp. 3.75%, 07/22/25 (Call 06/22/25)(a)	912	909,009
4.00%, 03/30/25 (Call 02/28/25)	733	738,256

		5,399,599

Home Builders — 0.0%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)	175	186,813

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	240	266,738
Whirlpool Corp., 3.70%, 05/01/25	587	654,711

		921,449

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 3.05%, 08/15/25	395	435,954

Insurance — 1.9%
Aflac Inc., 3.25%, 03/17/25	945	1,040,861
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	325	348,712
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)	899	962,577
3.75%, 07/10/25 (Call 04/10/25)	2,267	2,540,582
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	1,633	1,861,228
Chubb INA Holdings Inc., 3.15%, 03/15/25	946	1,040,127
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	590	676,193
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	729	800,471
Lincoln National Corp., 3.35%, 03/09/25	300	327,438
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	1,271	1,404,290
MetLife Inc. 3.00%, 03/01/25	1,019	1,120,146
3.60%, 11/13/25 (Call 08/13/25)(a)	1,308	1,478,197
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)(a)	1,153	1,273,869
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	375	409,230
Unum Group, 4.50%, 03/15/25 (Call 02/15/25)(a)	115	128,072
XLIT Ltd., 4.45%, 03/31/25	947	1,069,636

		16,481,629

Internet — 1.1%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)	527	523,806
Amazon.com Inc. 0.80%, 06/03/25 (Call 05/03/25)	445	448,840
5.20%, 12/03/25 (Call 09/03/25)	1,914	2,313,701
Baidu Inc. 3.08%, 04/07/25 (Call 03/07/25)	1,112	1,179,231
4.13%, 06/30/25	925	1,027,962

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc. 3.65%, 03/15/25 (Call 12/15/24)	$1,119	$1,227,733
4.10%, 04/13/25 (Call 03/13/25)	729	817,005
eBay Inc., 1.90%, 03/11/25 (Call 02/11/25)	625	648,394
TD Ameritrade Holding Corp., 3.63%, 04/01/25 (Call 01/01/25)	685	764,063
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(a)	75	74,762

		9,025,497

Iron & Steel — 0.1%
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	587	613,902
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)(a)	190	189,998
Steel Dynamics Inc. 2.40%, 06/15/25 (Call 05/15/25)	182	191,173
4.13%, 09/15/25 (Call 09/15/21)	265	270,525

		1,265,598

Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	884	942,512

Lodging — 0.9%
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)	390	422,264
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)	935	926,716
Marriott International Inc./MD 3.75%, 03/15/25 (Call 12/15/24)	501	517,418
3.75%, 10/01/25 (Call 07/01/25)	744	764,780
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,890	2,104,364
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	2,533	2,734,500

		7,470,042

Machinery — 1.0%
Caterpillar Financial Services Corp., 1.45%, 05/15/25	479	493,562
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	1,188	1,290,275
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	535	587,810
John Deere Capital Corp. 2.05%, 01/09/25	495	522,141
3.40%, 09/11/25(a)	1,081	1,212,244
3.45%, 03/13/25	1,566	1,747,797
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	1,909	2,004,526
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	180	195,322
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	80	84,927

		8,138,604

Manufacturing — 0.5%
3M Co. 2.00%, 02/14/25 (Call 01/14/25)(a)	1,586	1,672,675
2.65%, 04/15/25 (Call 03/15/25)	277	299,858
3.00%, 08/07/25(a)	1,350	1,491,453
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	374	410,596

		3,874,582

Media — 3.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	7,458	8,585,575
Comcast Corp. 3.10%, 04/01/25 (Call 03/01/25)	264	290,131
3.38%, 02/15/25 (Call 11/15/24)	1,842	2,032,186
3.38%, 08/15/25 (Call 05/15/25)	3,218	3,584,498
3.95%, 10/15/25 (Call 08/15/25)	4,787	5,483,078

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC 3.45%, 03/15/25 (Call 12/15/24)	$763	$831,716
3.95%, 06/15/25 (Call 05/15/25)	785	878,847
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)(a)	397	432,158
Grupo Televisa SAB, 6.63%, 03/18/25	935	1,128,339
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	1,731	1,919,956
ViacomCBS Inc. 3.50%, 01/15/25 (Call 10/15/24)	1,190	1,297,754
4.75%, 05/15/25 (Call 04/15/25)	807	926,622
Walt Disney Co. (The) 3.35%, 03/24/25	2,019	2,236,689
3.70%, 10/15/25 (Call 07/15/25)	1,319	1,490,008

		31,117,557

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	2,256	2,494,459

Mining — 0.4%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	2,353	2,647,925
Southern Copper Corp., 3.88%, 04/23/25	864	955,359

		3,603,284

Oil & Gas — 4.1%
BP Capital Markets America Inc. 3.19%, 04/06/25 (Call 03/06/25)	443	483,991
3.80%, 09/21/25 (Call 07/21/25)	1,803	2,030,304
BP Capital Markets PLC, 3.51%, 03/17/25(a)	1,755	1,945,944
Canadian Natural Resources Ltd. 2.05%, 07/15/25 (Call 06/15/25)(a)	284	287,777
3.90%, 02/01/25 (Call 11/01/24)	1,113	1,201,717
Chevron Corp. 1.55%, 05/11/25 (Call 04/11/25)	595	614,058
3.33%, 11/17/25 (Call 08/17/25)	1,688	1,885,496
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)	1,670	1,662,268
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	1,100	1,228,337
Diamondback Energy Inc. 4.75%, 05/31/25 (Call 04/30/25)(a)	802	871,156
5.38%, 05/31/25 (Call 05/31/21)	556	575,410
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	1,096	1,191,757
Exxon Mobil Corp. 2.71%, 03/06/25 (Call 12/06/24)	3,343	3,592,588
2.99%, 03/19/25 (Call 02/19/25)	1,344	1,463,791
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	372	408,077
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	1,735	1,774,454
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	2,349	2,607,108
Phillips 66, 3.85%, 04/09/25 (Call 03/09/25)	619	681,773
Shell International Finance BV 2.38%, 04/06/25 (Call 03/06/25)	684	730,061
3.25%, 05/11/25	4,894	5,411,785
Suncor Energy Inc., 3.10%, 05/15/25 (Call 04/15/25)	302	322,983
Total Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	1,672	1,773,942
Valero Energy Corp. 2.85%, 04/15/25 (Call 03/15/25)(a)	711	731,164
3.65%, 03/15/25	1,158	1,230,908

		34,706,849

Oil & Gas Services — 0.3%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	1,776	1,923,177
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	300	303,303

		2,226,480

64	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 0.1%
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	$1,028	$1,144,390

Pharmaceuticals — 6.1%
AbbVie Inc. 3.60%, 05/14/25 (Call 02/14/25)	5,486	6,073,112
3.80%, 03/15/25 (Call 12/15/24)(b)	3,965	4,399,842
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	1,349	1,477,641
AstraZeneca PLC, 3.38%, 11/16/25	3,403	3,817,758
Bristol-Myers Squibb Co., 3.88%, 08/15/25 (Call 05/15/25)	4,003	4,555,974
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	1,073	1,205,794
Cigna Corp. 3.25%, 04/15/25 (Call 01/15/25)	1,423	1,556,733
4.13%, 11/15/25 (Call 09/15/25)	3,081	3,530,179
CVS Health Corp. 3.88%, 07/20/25 (Call 04/20/25)(a)	5,663	6,358,983
4.10%, 03/25/25 (Call 01/25/25)	1,817	2,048,776
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	1,534	1,672,505
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	2,259	2,541,827
Johnson & Johnson 0.55%, 09/01/25 (Call 08/01/25)	136	136,815
2.63%, 01/15/25 (Call 11/15/24)	895	970,037
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	1,422	1,634,973
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	2,794	3,025,427
Novartis Capital Corp. 1.75%, 02/14/25 (Call 01/14/25)	654	684,247
3.00%, 11/20/25 (Call 08/20/25)	3,261	3,606,894
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	576	578,385
Upjohn Inc., 1.65%, 06/22/25 (Call 05/22/25)(b)	550	562,067
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	985	1,152,686

		51,590,655

Pipelines — 4.0%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	2,620	2,968,381
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	1,543	1,777,814
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	1,020	1,216,758
Enbridge Inc., 2.50%, 01/15/25 (Call 12/15/24)	629	658,179
Energy Transfer Operating LP 2.90%, 05/15/25 (Call 04/15/25)	770	777,069
4.05%, 03/15/25 (Call 12/15/24)	2,181	2,293,976
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)	2,113	2,344,648
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)	2,979	3,347,502
MPLX LP 4.00%, 02/15/25 (Call 11/15/24)	744	809,241
4.88%, 06/01/25 (Call 03/01/25)	2,429	2,744,576
5.25%, 01/15/25 (Call 01/15/21)	337	347,578
ONEOK Inc., 2.20%, 09/15/25 (Call 08/15/25)	517	510,139
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,073	1,171,630
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	757	800,558
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	1,915	2,043,420
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	3,324	3,801,758
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	759	824,866
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	942	1,071,836
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	777	855,392

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The) 3.90%, 01/15/25 (Call 10/15/24)	$1,481	$1,614,468
4.00%, 09/15/25 (Call 06/15/25)	1,393	1,542,734

		33,522,523

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	734	819,247
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)(a)	807	928,736

		1,747,983

Real Estate Investment Trusts — 4.4%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	1,096	1,212,253
American Tower Corp. 1.30%, 09/15/25 (Call 08/15/25)	475	479,033
2.40%, 03/15/25 (Call 02/15/25)	885	935,418
2.95%, 01/15/25 (Call 12/15/24)	1,821	1,961,745
4.00%, 06/01/25 (Call 03/01/25)(a)	1,946	2,179,481
AvalonBay Communities Inc. 3.45%, 06/01/25 (Call 03/03/25)	824	915,555
3.50%, 11/15/25 (Call 08/15/25)	567	635,930
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	1,461	1,584,206
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	625	669,606
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	611	638,196
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	565	636,083
Crown Castle International Corp., 1.35%, 07/15/25 (Call 06/15/25)	411	415,270
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	532	593,462
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	800	933,296
Equinix Inc. 1.00%, 09/15/25 (Call 08/15/25)	928	923,926
1.25%, 07/15/25 (Call 06/15/25)	644	648,534
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	413	456,138
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	780	858,008
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	1,493	1,634,984
Healthpeak Properties Inc. 3.40%, 02/01/25 (Call 11/01/24)	627	684,157
4.00%, 06/01/25 (Call 03/01/25)	1,191	1,339,053
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,042	1,080,481
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)(a)	385	425,252
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	637	689,884
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)(a)	688	776,360
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)	898	997,094
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	738	749,077
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	826	884,167
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	1,151	1,306,201
Realty Income Corp., 3.88%, 04/15/25 (Call 02/15/25)	636	715,805
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)	330	328,785
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)(a)	1,503	1,645,184
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	750	768,375

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
UDR Inc., 4.00%, 10/01/25 (Call 07/01/25)(a)	$649	$727,970
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	819	864,684
3.50%, 02/01/25 (Call 11/01/24)	610	661,301
VEREIT Operating Partnership LP, 4.63%, 11/01/25 (Call 09/01/25)	750	830,880
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	783	814,312
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	1,932	2,173,964
Weyerhaeuser Co., 8.50%, 01/15/25	65	83,500
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)(a)	155	169,981

		37,027,591

Retail — 3.4%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	814	906,210
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	1,158	1,265,648
3.63%, 04/15/25 (Call 03/15/25)(a)	449	499,194
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)(a)	1,326	1,525,099
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	2,141	2,414,084
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	2,081	2,337,858
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)(a)	1,196	1,177,857
9.50%, 05/15/25 (Call 04/15/25)	465	555,786
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)(a)	1,799	2,000,704
4.00%, 04/15/25 (Call 03/15/25)	516	585,061
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	173	178,370
3.30%, 07/01/25 (Call 06/15/25)	1,831	2,027,814
3.38%, 05/26/25 (Call 02/26/25)	1,824	2,017,016
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	565	652,129
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)(a)	2,509	2,841,467
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	2,169	2,316,665
TJX Companies Inc. (The), 3.50%, 04/15/25 (Call 03/15/25)	1,944	2,160,892
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)(a)	2,904	3,278,355

		28,740,209

Semiconductors — 3.2%
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	409	444,154
3.90%, 12/15/25 (Call 09/15/25)(a)	1,683	1,917,610
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	1,548	1,770,153
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	2,187	2,337,050
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	1,564	1,684,475
4.70%, 04/15/25 (Call 03/15/25)	4,604	5,232,124
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)	1,787	1,985,303
3.70%, 07/29/25 (Call 04/29/25)	4,421	4,994,669
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	967	1,084,761
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	397	421,824
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)(a)	3,567	3,969,679
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	916	944,946

		26,786,748

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)(b)	95	104,484

Security	Par (000)	Value

Software — 2.9%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	$1,047	$1,103,768
3.25%, 02/01/25 (Call 11/01/24)(a)	2,279	2,516,221
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	933	1,062,463
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	1,882	2,111,171
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	673	678,391
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	2,052	2,227,487
3.13%, 11/03/25 (Call 08/03/25)	4,899	5,448,423
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	3,165	3,390,411
2.95%, 05/15/25 (Call 02/15/25)	4,721	5,139,800
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	982	1,109,680

		24,787,815

Telecommunications — 2.5%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	1,769	1,950,464
3.60%, 07/15/25 (Call 04/15/25)(a)	110	122,099
3.95%, 01/15/25 (Call 10/15/24)(a)	2,281	2,547,672
Cisco Systems Inc., 3.50%, 06/15/25	1,088	1,230,680
Juniper Networks Inc., 4.35%, 06/15/25 (Call 03/15/25)(a)	297	333,763
Rogers Communications Inc., 3.63%, 12/15/25 (Call 09/15/25)	1,412	1,591,268
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(b)	5,374	5,893,021
Verizon Communications Inc., 3.38%, 02/15/25	4,282	4,751,778
Vodafone Group PLC, 4.13%, 05/30/25	2,711	3,086,907

		21,507,652

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	631	690,232
3.65%, 09/01/25 (Call 06/01/25)	1,060	1,197,514
7.00%, 12/15/25	190	246,992
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	1,316	1,425,807
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)	1,291	1,440,782
FedEx Corp.
3.20%, 02/01/25	1,713	1,879,264
3.80%, 05/15/25 (Call 04/15/25)(a)	856	965,311
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	891	1,000,112
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)(a)	1,120	1,232,280
4.63%, 06/01/25 (Call 05/01/25)	280	321,804
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	784	857,186
3.25%, 08/15/25 (Call 05/15/25)	1,212	1,336,521
3.75%, 07/15/25 (Call 05/15/25)(a)	819	928,959
United Parcel Service Inc., 3.90%, 04/01/25 (Call 03/01/25)	1,864	2,117,150

		15,639,914

Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	240	258,746

Water — 0.2%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	1,185	1,302,611

Total Corporate Bonds & Notes — 98.6% (Cost: $792,379,746)		833,966,693

66	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	34,432	$34,456,574
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	4,230	4,230,000

		38,686,574

Total Short-Term Investments — 4.6% (Cost: $38,665,581)		38,686,574

Total Investments in Securities — 103.2% (Cost: $831,045,327)		872,653,267

Other Assets, Less Liabilities — (3.2)%		(27,288,517)

Net Assets — 100.0%		$845,364,750

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,242,609	$9,206,251	(a)	$—	$(6,275)	$13,989	$34,456,574	34,432	$116,376	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,018,000	1,212,000	(a)	—	—	—	4,230,000	4,230	25,427		—

					$(6,275)	$13,989	$38,686,574		$141,803		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$833,966,693	$—	$833,966,693
Money Market Funds	38,686,574	—	—	38,686,574

	$38,686,574	$833,966,693	$—	$872,653,267

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)(a)	$1,733	$1,942,138

Aerospace & Defense — 1.1%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)(a)	685	662,505
3.10%, 05/01/26 (Call 03/01/26)	732	740,418
General Dynamics Corp., 2.13%, 08/15/26 (Call 05/15/26)	809	862,612
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	680	775,506
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	2,648	2,994,014
Raytheon Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)	169	185,733

		6,220,788

Agriculture — 1.8%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	845	900,288
4.40%, 02/14/26 (Call 12/14/25)	2,082	2,393,301
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	1,239	1,344,315
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)	1,694	1,824,319
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	1,175	1,179,348
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	904	973,481
Philip Morris International Inc., 2.75%, 02/25/26 (Call 11/25/25)(a)	1,091	1,186,386

		9,801,438

Airlines — 0.2%
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	366	367,040
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	153	147,254
Series 2014-2, Class A, 3.75%, 03/03/28	593	567,379

		1,081,673

Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)(a)	1,220	1,325,127

Auto Manufacturers — 0.7%
American Honda Finance Corp., 2.30%, 09/09/26(a)	685	731,114
General Motors Financial Co. Inc.
4.00%, 10/06/26 (Call 07/06/26)	1,055	1,144,549
5.25%, 03/01/26 (Call 12/01/25)	1,600	1,826,128

		3,701,791

Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)(a)	640	733,914

Banks — 25.1%
Bank of America Corp.
3.50%, 04/19/26	3,265	3,662,253
4.25%, 10/22/26	2,654	3,069,723
4.45%, 03/03/26	3,051	3,515,332
6.22%, 09/15/26(a)	100	122,875
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	1,201	1,304,214
2.80%, 05/04/26 (Call 02/04/26)	1,036	1,141,320
Bank of Nova Scotia (The), 2.70%, 08/03/26	1,928	2,119,431
Barclays PLC
4.38%, 01/12/26	3,175	3,590,734
5.20%, 05/12/26	2,699	3,038,804
BPCE SA, 3.38%, 12/02/26(a)	710	796,897

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	$3,730	$4,103,783
3.40%, 05/01/26	2,146	2,386,352
3.70%, 01/12/26	2,379	2,668,382
4.30%, 11/20/26	1,712	1,959,281
4.60%, 03/09/26	1,900	2,191,289
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)(a)	747	848,644
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)(a)	700	769,006
Cooperatieve Rabobank UA, 3.75%, 07/21/26	2,133	2,385,974
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26(a)	2,772	3,226,691
Deutsche Bank AG, 4.10%, 01/13/26	620	666,326
Deutsche Bank AG/New York NY, 4.10%, 01/13/26(a)	460	496,197
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	1,160	1,273,668
4.25%, 03/13/26	690	785,110
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	1,103	1,248,133
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	3,588	3,972,526
3.75%, 02/25/26 (Call 11/25/25)	2,330	2,617,895
HSBC Holdings PLC
3.90%, 05/25/26	3,150	3,521,290
4.30%, 03/08/26	3,395	3,860,658
4.38%, 11/23/26	2,050	2,299,833
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	3,835	4,218,615
3.20%, 06/15/26 (Call 03/15/26)	2,218	2,461,936
3.30%, 04/01/26 (Call 01/01/26)	2,926	3,252,308
4.13%, 12/15/26	2,645	3,064,841
7.63%, 10/15/26	538	719,371
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	842	937,592
Lloyds Banking Group PLC, 4.65%, 03/24/26	1,973	2,207,925
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	1,273	1,380,543
3.85%, 03/01/26	3,073	3,505,310
Mizuho Financial Group Inc., 2.84%, 09/13/26(a)	880	954,474
Morgan Stanley
3.13%, 07/27/26	3,855	4,262,936
3.88%, 01/27/26	3,251	3,691,998
4.35%, 09/08/26	2,910	3,375,833
6.25%, 08/09/26	1,162	1,472,498
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,409	1,523,946
3.38%, 01/14/26	790	886,957
Natwest Group PLC, 4.80%, 04/05/26(a)	1,890	2,191,417
PNC Financial Services Group Inc. (The), 2.60%, 07/23/26 (Call 05/23/26)	1,107	1,204,339
Royal Bank of Canada, 4.65%, 01/27/26	1,414	1,664,151
Santander Holdings USA Inc., 3.24%, 10/05/26 (Call 08/05/26)	1,391	1,497,829
State Street Corp., 2.65%, 05/19/26	1,049	1,144,522
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	2,695	2,898,419
3.01%, 10/19/26	1,511	1,658,987
3.78%, 03/09/26	1,743	1,977,189
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	955	1,064,472
3.80%, 10/30/26 (Call 09/30/26)	1,061	1,217,444

68	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	$1,393	$1,548,166
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,888	2,039,814
Wachovia Corp., 7.57%, 08/01/26(b)	545	705,971
Wells Fargo & Co.
3.00%, 04/22/26	4,138	4,507,192
3.00%, 10/23/26	4,311	4,719,381
4.10%, 06/03/26	3,091	3,495,705
Westpac Banking Corp.
2.70%, 08/19/26	1,213	1,329,072
2.85%, 05/13/26	2,079	2,288,501

		138,712,275

Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	4,246	4,767,876
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	2,238	2,509,604
Coca-Cola Co. (The)
2.25%, 09/01/26	1,034	1,119,708
2.55%, 06/01/26	831	913,460
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	865	985,719
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	686	737,683
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	2,385	2,562,444
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	1,487	1,611,254
2.85%, 02/24/26 (Call 11/24/25)	772	852,304

		16,060,052

Biotechnology — 1.0%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)	1,783	1,931,506
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	3,279	3,700,975

		5,632,481

Building Materials — 0.5%
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)(a)	400	415,544
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)(a)	635	719,118
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	520	604,365
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	701	756,765

		2,495,792

Chemicals — 1.1%
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	715	796,882
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)(a)	868	963,749
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	782	859,348
Linde Inc., 3.20%, 01/30/26 (Call 10/30/25)	997	1,111,226
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	837	970,753
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)	120	135,918
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	968	1,062,786

		5,900,662

Commercial Services — 0.6%
Global Payments Inc., 4.80%, 04/01/26 (Call 01/01/26)	1,320	1,540,730
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)	1,814	1,972,780

		3,513,510

Computers — 4.7%
Apple Inc.
2.05%, 09/11/26 (Call 07/11/26)	2,615	2,785,341
2.45%, 08/04/26 (Call 05/04/26)	2,586	2,801,440
3.25%, 02/23/26 (Call 11/23/25)	3,762	4,205,803

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(c)	$2,208	$2,514,316
6.02%, 06/15/26 (Call 03/15/26)(c)	5,512	6,532,381
Hewlett Packard Enterprise Co., 1.75%, 04/01/26 (Call 03/01/26)	875	880,670
International Business Machines Corp.
3.30%, 05/15/26	3,523	3,956,857
3.45%, 02/19/26(a)	1,880	2,116,335

		25,793,143

Cosmetics & Personal Care — 0.5%
Procter & Gamble Co. (The)
2.45%, 11/03/26	1,043	1,143,983
2.70%, 02/02/26	676	745,236
Unilever Capital Corp., 2.00%, 07/28/26	765	813,057

		2,702,276

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 04/03/26 (Call 02/03/26)(a)	665	670,147
Air Lease Corp.
2.88%, 01/15/26 (Call 12/15/25)(a)	1,010	1,000,728
3.75%, 06/01/26 (Call 04/01/26)	798	818,030
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	917	864,227
American Express Co., 3.13%, 05/20/26 (Call 04/20/26)	1,526	1,701,063
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	530	581,696
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	434	498,983
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)	2,117	2,326,329
Charles Schwab Corp. (The), 3.45%, 02/13/26 (Call 11/13/25)	420	473,227
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)	743	850,237
Invesco Finance PLC, 3.75%, 01/15/26(a)	513	576,561
Legg Mason Inc., 4.75%, 03/15/26	495	586,743
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	975	1,093,092
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	961	1,102,430
Raymond James Financial Inc., 3.63%, 09/15/26(a)	612	701,664
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	865	932,937

		14,778,094

Electric — 5.4%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	425	474,865
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	470	527,819
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	185	199,073
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)(a)	50	55,978
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	80	86,080
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	852	899,857
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	635	696,303
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	445	483,430
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	595	651,257
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	901	977,882
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	773	861,702
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	2,181	2,348,806
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	1,145	1,272,965
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	580	633,702
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	612	689,638
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	1,244	1,374,284
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	520	557,487
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	125	135,102

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	$1,198	$1,337,807
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	320	311,747
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,225	1,336,181
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	452	500,296
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	740	822,591
NextEra Energy Capital Holdings Inc., 3.25%, 04/01/26 (Call 02/01/26)(a)	561	624,887
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	420	426,149
3.15%, 01/01/26(a)	2,685	2,748,554
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	990	1,094,267
Public Service Electric & Gas Co., 2.25%, 09/15/26 (Call 06/15/26)	600	644,676
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	685	740,197
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	421	455,977
Southern California Edison Co., 1.20%, 02/01/26 (Call 01/01/26)	35	34,731
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	2,293	2,552,407
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	565	608,104
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	998	1,107,860
Series B, 2.95%, 11/15/26 (Call 08/15/26)	695	769,907
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	720	808,618

		29,851,186

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)	630	623,958

Electronics — 1.3%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	371	406,683
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)(a)	742	820,845
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)(a)	599	655,809
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	1,210	1,329,294
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	2,008	2,197,314
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)(a)	190	204,715
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	1,162	1,331,850

		6,946,510

Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	790	867,459

Food — 1.5%
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	125	134,845
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	826	887,074
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	715	785,671
Kellogg Co., 3.25%, 04/01/26(a)	720	799,689
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	1,184	1,281,644
3.50%, 02/01/26 (Call 11/01/25)	660	739,576
Mondelez International Inc., 3.63%, 02/13/26 (Call 12/13/25)	705	794,902
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	1,451	1,581,184
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)(a)	1,215	1,394,225

		8,398,810

Forest Products & Paper — 0.2%
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	1,002	1,144,094

Gas — 0.4%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	645	705,630
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	840	906,301

Security	Par (000)	Value

Gas (continued)
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	$340	$373,640

		1,985,571

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)	735	824,185

Health Care - Products — 1.8%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	2,317	2,690,361
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	1,163	1,262,948
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	1,253	1,420,714
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	1,424	1,602,000
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)(a)	1,707	1,888,966
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	950	1,039,196

		9,904,185

Health Care - Services — 1.0%
HCA Inc., 5.25%, 06/15/26 (Call 12/15/25)(a)	2,010	2,343,238
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26(a)	110	119,519
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	790	893,877
UnitedHealth Group Inc.
1.25%, 01/15/26 (Call 12/15/25)	533	542,919
3.10%, 03/15/26	1,680	1,873,200

		5,772,753

Holding Companies - Diversified — 0.4%
Ares Capital Corp., 3.88%, 01/15/26 (Call 12/15/25)	1,380	1,414,100
Owl Rock Capital Corp., 4.25%, 01/15/26 (Call 12/15/25)	657	663,754

		2,077,854

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	550	602,778

Insurance — 3.6%
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)	640	703,610
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	853	968,471
American Financial Group Inc., 3.50%, 08/15/26 (Call 05/15/26)	711	769,857
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	2,264	2,582,500
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	630	726,667
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	3,205	3,576,940
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	535	603,517
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	630	736,281
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	380	434,496
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)(a)	590	664,735
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	761	865,318
Manulife Financial Corp., 4.15%, 03/04/26(a)	1,244	1,449,098
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	1,087	1,236,256
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	617	702,146
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)	560	619,097
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	850	872,695
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	565	635,597
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	166	211,932
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	743	857,652

70	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Voya Financial Inc., 3.65%, 06/15/26(a)	$575	$652,343

		19,869,208

Internet — 1.1%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	2,643	2,820,636
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	1,407	1,560,222
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	715	764,342
JD.com Inc., 3.88%, 04/29/26	798	883,969

		6,029,169

Iron & Steel — 0.7%
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 12/15/21)	930	992,533
Vale Overseas Ltd., 6.25%, 08/10/26(a)	2,270	2,705,500

		3,698,033

Lodging — 0.7%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	662	707,473
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	1,348	1,364,149
Marriott International Inc./MD,Series R, 3.13%, 06/15/26 (Call 03/15/26)	965	968,937
Sands China Ltd., 3.80%, 01/08/26 (Call 12/08/25)(c)	560	570,478

		3,611,037

Machinery — 0.7%
Caterpillar Financial Services Corp., 2.40%, 08/09/26(a)	545	590,333
CNH Industrial Capital LLC, 1.88%, 01/15/26 (Call 12/15/25)	60	60,215
John Deere Capital Corp.
2.25%, 09/14/26	1,032	1,110,835
2.65%, 06/10/26	475	518,453
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)	755	811,459
Xylem Inc., 3.25%, 11/01/26 (Call 08/01/26)	847	940,602

		4,031,897

Manufacturing — 0.8%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(a)	992	1,067,848
General Electric Co., 5.55%, 01/05/26	450	527,706
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	1,470	1,621,807
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	507	562,010
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	575	646,300

		4,425,671

Media — 2.1%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	2,867	3,185,782
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	873	1,014,566
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	615	694,267
TCI Communications Inc., 7.88%, 02/15/26	520	699,993
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	508	565,572
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	1,271	1,330,521
3.00%, 02/13/26	832	918,445
ViacomCBS Inc., 4.00%, 01/15/26 (Call 10/15/25)	990	1,116,185
Walt Disney Co. (The)
1.75%, 01/13/26	1,346	1,398,534
3.38%, 11/15/26 (Call 08/15/26)	791	890,215

		11,814,080

Mining — 0.0%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	60	76,112

Oil & Gas — 4.3%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	1,249	1,370,290

Security	Par (000)	Value

Oil & Gas (continued)
3.41%, 02/11/26 (Call 12/11/25)(a)	$1,395	$1,547,278
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	2,622	2,895,606
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	1,651	1,965,466
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	1,071	1,097,443
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	1,001	1,148,527
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	1,500	1,602,165
3.04%, 03/01/26 (Call 12/01/25)	3,036	3,345,247
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	1,275	1,356,485
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	1,042	1,191,892
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	858	987,670
Shell International Finance BV
2.50%, 09/12/26	1,387	1,506,032
2.88%, 05/10/26	2,195	2,423,478
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	1,489	1,568,632

		24,006,211

Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	390	431,437
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)(a)	1,276	1,500,436

		1,931,873

Pharmaceuticals — 6.1%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(c)	5,079	5,554,445
3.20%, 05/14/26 (Call 02/14/26)	2,552	2,807,021
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)	1,044	1,030,981
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	2,614	2,926,530
Cigna Corp., 4.50%, 02/25/26 (Call 11/27/25)	1,781	2,070,484
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	2,359	2,560,176
3.00%, 08/15/26 (Call 06/15/26)	1,202	1,309,471
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	2,043	2,214,244
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	497	495,589
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	3,003	3,384,801
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)(a)	961	1,070,362
Pfizer Inc.
2.75%, 06/03/26	1,467	1,618,438
3.00%, 12/15/26	2,223	2,502,587
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	3,762	4,186,165

		33,731,294

Pipelines — 3.1%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	565	651,976
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	944	1,080,804
Energy Transfer Operating LP, 4.75%, 01/15/26 (Call 10/15/25)	1,185	1,272,595
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)	1,230	1,374,955
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	481	562,073
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)	1,670	1,663,955
ONEOK Inc., 5.85%, 01/15/26 (Call 12/15/25)(a)	768	874,445
Phillips 66 Partners LP, 3.55%, 10/01/26 (Call 07/01/26)	585	619,825
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	975	1,035,333
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	1,912	2,245,510
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	885	966,190

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26 (Call 04/15/26)	$645	$667,382
TransCanada PipeLines Ltd., 4.88%, 01/15/26 (Call 10/15/25)	1,279	1,498,822
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	1,300	1,668,953
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	739	806,988

		16,989,806

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	596	700,139

Real Estate Investment Trusts — 6.0%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	663	756,748
4.30%, 01/15/26 (Call 10/15/25)	265	306,128
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	682	731,479
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	1,419	1,568,492
4.40%, 02/15/26 (Call 11/15/25)(a)	815	933,721
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	550	602,354
2.95%, 05/11/26 (Call 02/11/26)	758	833,322
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	1,508	1,615,566
3.65%, 02/01/26 (Call 11/03/25)	1,489	1,660,890
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	525	575,657
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	395	404,993
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	365	369,095
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	1,166	1,299,344
4.45%, 02/15/26 (Call 11/15/25)	1,047	1,200,145
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	535	577,014
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	325	358,865
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	605	556,322
Equinix Inc., 2.90%, 11/18/26 (Call 09/18/26)	1,042	1,123,151
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	743	815,688
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	640	709,920
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)	1,372	1,525,417
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	701	785,625
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)(a)	861	954,909
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	345	363,078
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)(a)	645	689,582
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	470	456,238
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)	553	621,572
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	505	548,011
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	815	900,942
Prologis LP, 3.25%, 10/01/26 (Call 07/01/26)	295	331,232
Realty Income Corp., 4.13%, 10/15/26 (Call 07/15/26)	738	857,571
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	660	721,004

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	$989	$1,070,622
3.30%, 01/15/26 (Call 10/15/25)	1,122	1,215,216
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)(a)	282	298,872
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)(a)	185	200,085
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	395	379,322
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	705	767,301
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	622	666,790
4.13%, 01/15/26 (Call 10/15/25)(a)	576	646,923
VEREIT Operating Partnership LP, 4.88%, 06/01/26 (Call 03/01/26)(a)	730	826,747
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	764	877,996
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	245	276,370

		32,980,319

Retail — 3.1%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)	612	671,480
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	1,318	1,412,000
3.00%, 04/01/26 (Call 01/01/26)	1,441	1,603,977
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	1,623	1,751,087
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)(a)	2,579	2,911,356
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	575	646,944
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)	935	1,006,761
Target Corp., 2.50%, 04/15/26	1,294	1,417,163
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	1,240	1,321,729
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	1,905	2,082,641
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)	1,944	2,176,211

		17,001,349

Semiconductors — 2.7%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	1,374	1,551,590
Broadcom Inc.
3.46%, 09/15/26 (Call 07/15/26)	2,004	2,187,787
4.25%, 04/15/26 (Call 02/15/26)	3,290	3,700,428
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)	1,299	1,417,443
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	1,245	1,429,185
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	985	1,145,417
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	1,305	1,466,363
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(c)	805	954,158
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(c)	1,102	1,242,395

		15,094,766

Software — 3.0%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	1,014	1,146,378
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	675	748,555
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	786	931,536
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	1,629	1,801,120
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	2,791	3,094,242
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	4,569	4,959,558
Oracle Corp., 2.65%, 07/15/26 (Call 04/15/26)	3,814	4,151,615

		16,833,004

Telecommunications — 2.6%
AT&T Inc.
2.95%, 07/15/26 (Call 04/15/26)(a)	991	1,078,604

72	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.88%, 01/15/26 (Call 10/15/25)	$951	$1,072,871
4.13%, 02/17/26 (Call 11/17/25)	3,130	3,570,360
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	1,768	1,934,050
2.95%, 02/28/26	1,039	1,155,929
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)	755	834,064
T-Mobile USA Inc., 1.50%, 02/15/26 (Call 01/15/26)(c)	1,261	1,267,242
Verizon Communications Inc., 2.63%, 08/15/26	2,955	3,212,085

		14,125,205

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)(a)	811	874,144

Transportation — 1.5%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	610	664,046
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)(a)	1,045	1,134,306
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	1,117	1,242,026
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	1,025	1,177,130
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	957	1,051,322
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	640	692,461
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	1,254	1,366,747
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)	800	868,168

		8,196,206

Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)(a)	476	517,902

Total Corporate Bonds & Notes — 98.9% (Cost: $510,842,002)		545,931,922

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	20,597	$20,611,186
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	1,437	1,437,000

		22,048,186

Total Short-Term Investments — 4.0% (Cost: $22,036,196)		22,048,186

Total Investments in Securities — 102.9% (Cost: $532,878,198)		567,980,108

Other Assets, Less Liabilities — (2.9)%		(16,121,935)

Net Assets — 100.0%		$551,858,173

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,908,639	$—		$(1,288,711	)(a)	$(14,287)	$5,545	$20,611,186	20,597	$90,751	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	963,000	474,000	(a)	—		—	—	1,437,000	1,437	13,207		—

						$(14,287)	$5,545	$22,048,186		$103,958		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$545,931,922	$—	$545,931,922
Money Market Funds	22,048,186	—	—	22,048,186

	$22,048,186	$545,931,922	$—	$567,980,108

See notes to financial statements.

74	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.7%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$1,115	$1,084,728
2.80%, 03/01/27 (Call 12/01/26)	441	429,172
5.04%, 05/01/27 (Call 03/01/27)	1,539	1,694,901
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	505	547,854
3.50%, 04/01/27 (Call 02/01/27)	712	813,631
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	460	488,828
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)(a)	918	1,017,970
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	1,094	1,207,721
3.50%, 03/15/27 (Call 12/15/26)(b)	1,330	1,489,068
7.20%, 08/15/27(b)	278	374,600

		9,148,473

Agriculture — 1.7%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	3,602	3,913,177
4.70%, 04/02/27 (Call 02/02/27)	423	484,749
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	625	683,650
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	535	592,400

		5,673,976

Airlines — 0.9%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	25	18,260
Series 2015-2, Class AA, 3.60%, 03/22/29	283	268,381
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	514	517,382
5.13%, 06/15/27 (Call 04/15/27)	1,174	1,305,206
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29	1,100	1,098,647

		3,207,876

Apparel — 0.7%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)	1,090	1,200,580
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	597	606,534
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)	426	459,978

		2,267,092

Auto Manufacturers — 1.7%
American Honda Finance Corp., 2.35%, 01/08/27	628	667,790
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	875	947,958
6.80%, 10/01/27 (Call 08/01/27)	1,024	1,259,141
General Motors Financial Co. Inc.
2.70%, 08/20/27 (Call 06/20/27)	639	646,125
4.35%, 01/17/27 (Call 10/17/26)	1,066	1,167,899
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	141	140,162
3.20%, 01/11/27	879	980,261

		5,809,336

Auto Parts & Equipment — 0.6%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	1,154	1,211,227
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	717	766,337

		1,977,564

Banks — 13.0%
Banco Santander SA, 4.25%, 04/11/27	975	1,105,582
Bank of America Corp. 3.25%, 10/21/27 (Call 10/21/26)	2,352	2,594,186

Security	Par (000)	Value

Banks (continued)
Series L, 4.18%, 11/25/27 (Call 11/25/26)	$1,944	$2,224,539
Bank of New York Mellon Corp. (The), 3.25%, 05/16/27 (Call 02/16/27)	841	946,764
Citigroup Inc., 4.45%, 09/29/27	3,714	4,287,776
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	456	485,895
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	1,796	2,019,548
5.95%, 01/15/27	1,081	1,337,770
ING Groep NV, 3.95%, 03/29/27	1,395	1,589,923
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	1,094	1,219,646
4.25%, 10/01/27	1,436	1,670,197
8.00%, 04/29/27	420	574,144
KeyCorp, 2.25%, 04/06/27	638	670,908
Lloyds Banking Group PLC, 3.75%, 01/11/27	1,240	1,376,040
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	435	484,834
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	1,092	1,208,134
3.68%, 02/22/27	866	976,684
Mizuho Financial Group Inc.
3.17%, 09/11/27	934	1,021,488
3.66%, 02/28/27	720	801,821
Morgan Stanley
3.63%, 01/20/27	2,601	2,950,340
3.95%, 04/23/27	2,123	2,397,419
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)	970	1,077,544
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	636	710,094
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	936	1,042,077
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	635	704,323
3.36%, 07/12/27	1,478	1,639,220
3.45%, 01/11/27	1,322	1,468,808
Truist Financial Corp., 1.13%, 08/03/27 (Call 06/03/27)	222	219,263
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,405	1,576,382
Wells Fargo & Co., 4.30%, 07/22/27	2,211	2,536,592
Westpac Banking Corp., 3.35%, 03/08/27	966	1,092,449

		44,010,390

Beverages — 1.7%
Coca-Cola Co. (The)
1.45%, 06/01/27	338	346,727
2.90%, 05/25/27	560	621,494
3.38%, 03/25/27	1,142	1,303,296
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)	439	489,999
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	588	655,996
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)	242	264,537
3.00%, 10/15/27 (Call 07/15/27)	1,709	1,910,303

		5,592,352

Biotechnology — 1.3%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	342	360,557
3.20%, 11/02/27 (Call 08/02/27)	1,500	1,666,485
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	30	29,864
2.95%, 03/01/27 (Call 12/01/26)	1,382	1,508,439
Royalty Pharma PLC, 1.75%, 09/02/27 (Call 07/02/27)(b)	735	731,156

		4,296,501

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.9%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)(b)	$1,298	$1,362,718
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)	145	144,316
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	230	253,892
3.50%, 12/15/27 (Call 09/15/27)	519	580,445
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	278	309,053
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)(a)	420	476,456

		3,126,880

Chemicals — 1.4%
Air Products and Chemicals Inc., 1.85%, 05/15/27 (Call 03/15/27)	287	299,464
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	410	460,598
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	1,041	1,145,922
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	675	747,509
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)(a)	364	398,806
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	1,539	1,727,605

		4,779,904

Commercial Services — 0.6%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	1,145	1,306,582
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	627	691,788

		1,998,370

Computers — 4.3%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	1,780	1,981,656
3.00%, 06/20/27 (Call 03/20/27)	939	1,049,013
3.00%, 11/13/27 (Call 08/13/27)	1,289	1,444,247
3.20%, 05/11/27 (Call 02/11/27)	1,751	1,971,696
3.35%, 02/09/27 (Call 11/09/26)	1,798	2,035,839
Dell International LLC/EMC Corp., 6.10%, 07/15/27 (Call 05/15/27)(b)	559	664,075
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	595	663,824
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)	1,047	1,123,693
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	832	851,976
3.30%, 01/27/27	685	765,481
6.22%, 08/01/27	520	675,189
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)	592	616,592
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	518	579,000

		14,422,281

Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	405	452,936
Procter & Gamble Co. (The)
2.80%, 03/25/27	211	234,558
2.85%, 08/11/27	776	865,457
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)	845	936,057

		2,489,008

Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 07/21/27 (Call 04/21/27)	904	854,343
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)	587	585,820
3.63%, 12/01/27 (Call 09/01/27)(a)	475	473,114
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,973	2,223,906
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	70	68,951

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	$716	$795,533
3.75%, 03/09/27 (Call 02/09/27)	1,709	1,910,474
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	581	657,384
Charles Schwab Corp. (The), 3.20%, 03/02/27 (Call 12/02/26)	722	802,944
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	1,130	1,265,182
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	348	383,600
GE Capital Funding LLC, 4.05%, 05/15/27 (Call 03/15/27)(b)	655	711,271
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	704	776,456
Jefferies Group LLC, 6.45%, 06/08/27	225	278,330
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	889	1,018,661
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	350	377,328
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	1,077	1,221,178
ORIX Corp., 3.70%, 07/18/27(a)	310	346,952
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	955	1,041,523
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	112	110,291
1.90%, 04/15/27 (Call 02/15/27)	763	805,492
2.75%, 09/15/27 (Call 06/15/27)	1,011	1,117,347

		17,826,080

Electric — 5.4%
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)(a)	545	596,764
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	327	358,065
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	75	81,850
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	378	407,613
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	399	435,892
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)(a)	427	477,313
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	485	536,027
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	391	433,873
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)	415	460,023
Dominion Energy Inc., Series B, 3.60%, 03/15/27 (Call 01/15/27)	147	165,929
DTE Energy Co., 3.80%, 03/15/27 (Call 12/15/26)	601	677,393
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	808	887,758
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	731	816,176
Edison International, 5.75%, 06/15/27 (Call 04/15/27)(a)	630	715,882
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	526	581,909
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	275	302,574
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	1,070	1,140,502
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	420	460,790
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	396	442,768
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	581	641,616
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)(a)	461	514,854
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)	334	369,331
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	1,454	1,635,416
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	755	840,368
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	323	314,405
3.30%, 03/15/27 (Call 12/15/26)	20	20,298

76	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.30%, 12/01/27 (Call 09/01/27)	$600	$608,994
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	347	384,073
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)(a)	882	958,143
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	418	458,617
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,083	1,229,086
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	292	322,152

		18,276,454

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	226	234,545

Electronics — 0.6%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	375	404,384
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	35	36,737
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	762	887,075
Roper Technologies Inc., 1.40%, 09/15/27 (Call 07/15/27)	351	351,744
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	424	465,684

		2,145,624

Environmental Control — 0.5%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	655	737,275
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(a)	776	872,565

		1,609,840

Food — 1.9%
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)	300	297,615
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)(a)	717	796,752
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	440	490,891
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	665	745,824
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	695	794,858
McCormick & Co. Inc., 3.40%, 08/15/27 (Call 05/15/27)	797	887,834
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)(a)	889	966,325
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	1,264	1,424,098

		6,404,197

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	555	592,557
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	677	768,490

		1,361,047

Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	163	180,752
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	325	327,941
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	1,127	1,254,250

		1,762,943

Hand & Machine Tools — 0.0%
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	75	82,654

Health Care - Products — 0.5%
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	564	637,658
Thermo Fisher Scientific Inc., 3.20%, 08/15/27 (Call 05/15/27)	791	886,371

		1,524,029

Health Care - Services — 2.2%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	1,379	1,558,642
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)(a)	1,209	1,369,882
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)	633	719,366
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	325	358,858

Security	Par (000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)(a)	$736	$835,993
UnitedHealth Group Inc.
2.95%, 10/15/27	929	1,032,844
3.38%, 04/15/27	702	792,755
3.45%, 01/15/27	744	844,351

		7,512,691

Home Builders — 0.0%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	20	19,735

Home Furnishings — 0.2%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	507	538,464

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	480	526,733
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	633	705,061
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)	55	55,128

		1,286,922

Insurance — 1.6%
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	507	566,329
Aon Corp., 8.21%, 01/01/27(a)	500	647,325
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	433	472,511
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	1,309	1,379,529
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	549	612,311
Manulife Financial Corp., 2.48%, 05/19/27 (Call 03/19/27)	176	187,398
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	293	322,798
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	401	433,970
Progressive Corp. (The), 2.45%, 01/15/27	510	550,315
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	225	245,669

		5,418,155

Internet — 3.7%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	2,445	2,721,456
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)(a)	581	574,702
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	303	306,118
3.15%, 08/22/27 (Call 05/22/27)	3,385	3,832,091
Baidu Inc., 3.63%, 07/06/27(a)	520	567,377
Booking Holdings Inc., 4.50%, 04/13/27 (Call 02/13/27)	932	1,084,205
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	435	492,868
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	1,050	1,174,299
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)(b)	525	549,202
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	935	1,039,655

		12,341,973

Machinery — 0.7%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	60	59,725
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	664	717,067
John Deere Capital Corp.
1.75%, 03/09/27	274	284,724
2.80%, 09/08/27	738	813,047
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)	350	370,864

		2,245,427

Manufacturing — 1.4%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(a)	918	1,016,410
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	505	565,671

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	$830	$924,396
General Electric Co., 3.45%, 05/01/27 (Call 03/01/27)	1,108	1,173,782
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	585	642,821
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	455	494,471

		4,817,551

Media — 1.8%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	1,391	1,481,735
3.30%, 02/01/27 (Call 11/01/26)	1,378	1,541,858
3.30%, 04/01/27 (Call 02/01/27)	480	538,848
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	891	978,835
ViacomCBS Inc., 2.90%, 01/15/27 (Call 10/15/26)(a)	767	828,943
Walt Disney Co. (The), 3.70%, 03/23/27	551	629,572

		5,999,791

Mining — 0.2%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	540	615,281

Oil & Gas — 3.3%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	993	1,072,231
3.54%, 04/06/27 (Call 02/06/27)	231	257,353
3.59%, 04/14/27 (Call 01/14/27)	775	860,940
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	1,269	1,395,519
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	1,291	1,366,717
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)	277	290,695
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	246	243,449
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	616	647,213
Concho Resources Inc., 3.75%, 10/01/27 (Call 07/01/27)	1,039	1,154,547
Eni USA Inc., 7.30%, 11/15/27	281	360,354
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)	995	1,109,117
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	941	974,848
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	1,009	1,013,843
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)	260	248,635

		10,995,461

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	1,356	1,449,035

Packaging & Containers — 0.3%
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	363	402,502
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)(a)	470	512,737

		915,239

Pharmaceuticals — 5.6%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)(a)	808	914,260
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	840	928,847
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	1,799	2,035,982
Bristol-Myers Squibb Co.
3.25%, 02/27/27(a)	756	852,723
3.45%, 11/15/27 (Call 08/15/27)	1,056	1,204,241
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	1,310	1,450,511
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	610	670,158
3.40%, 03/01/27 (Call 12/01/26)	1,219	1,358,222
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	1,451	1,428,945
3.63%, 04/01/27 (Call 02/01/27)	587	657,710
6.25%, 06/01/27(a)	250	316,400

Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	$440	$492,840
5.50%, 03/15/27	325	409,074
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	1,624	1,619,680
2.95%, 03/03/27 (Call 12/03/26)	683	762,440
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	705	743,817
3.10%, 05/17/27 (Call 02/17/27)	1,416	1,583,173
Upjohn Inc., 2.30%, 06/22/27 (Call 04/22/27)(b)	506	524,403
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	929	1,025,848

		18,979,274

Pipelines — 4.0%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	500	534,430
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	1,432	1,604,642
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	620	587,965
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	681	753,152
Energy Transfer Operating LP
4.20%, 04/15/27 (Call 01/15/27)	605	627,391
5.50%, 06/01/27 (Call 03/01/27)	943	1,045,825
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)	460	521,474
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	1,249	1,367,180
4.25%, 12/01/27 (Call 09/01/27)	707	785,237
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	254	278,524
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	508	526,872
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	1,489	1,671,388
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27 (Call 07/01/27)	516	528,399
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	568	621,631
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	372	457,433
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	1,608	1,752,093

		13,663,636

Real Estate Investment Trusts — 6.2%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	433	489,662
American Campus Communities Operating Partnership LP, 3.63%, 11/15/27 (Call 08/15/27)(a)	321	343,785
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)	501	536,666
3.13%, 01/15/27 (Call 10/15/26)	407	442,816
3.55%, 07/15/27 (Call 04/15/27)	880	979,229
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	450	502,357
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	358	367,935
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	456	492,124
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	825	917,672
4.00%, 03/01/27 (Call 12/01/26)	533	602,407
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	1,019	1,146,946
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)	415	463,061

78	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	$657	$667,308
5.38%, 05/15/27 (Call 05/15/22)	925	1,008,074
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	445	492,326
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	295	326,323
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	465	496,787
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	405	447,703
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	340	367,105
Hudson Pacific Properties LP, 3.95%, 11/01/27 (Call 08/01/27)	480	517,416
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)(a)	405	453,236
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	470	523,665
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	593	660,833
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	380	405,897
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	691	748,574
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	233	248,066
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	298	315,046
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	595	662,836
Realty Income Corp., 3.00%, 01/15/27 (Call 10/15/26)	658	710,647
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	575	618,309
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)(a)	717	772,510
3.38%, 12/01/27 (Call 09/01/27)	647	691,915
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	420	441,853
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	190	191,723
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)(a)	220	208,927
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	349	384,382
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	440	477,334
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	575	621,937
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)(a)	105	110,403
Weyerhaeuser Co., 6.95%, 10/01/27(a)	190	243,350

		21,099,145

Retail — 3.8%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)	160	158,934
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	295	321,609
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	613	695,326
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	408	416,046
3.00%, 05/18/27 (Call 02/18/27)	1,077	1,200,284
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	534	569,725
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	552	630,108
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	387	419,841
2.80%, 09/14/27 (Call 06/14/27)(a)	1,351	1,486,343
Lowe’s Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	1,545	1,721,733
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)	1,127	1,269,644
3.50%, 07/01/27 (Call 05/01/27)	761	862,068
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	694	783,151
Ross Stores Inc., 4.70%, 04/15/27 (Call 02/15/27)	99	116,355
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	539	564,840
TJX Companies Inc. (The), 3.75%, 04/15/27 (Call 02/15/27)	926	1,066,317
Walmart Inc., 5.88%, 04/05/27	352	449,764

		12,732,088

Security	Par (000)	Value

Semiconductors — 3.9%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)(a)	$1,331	$1,501,434
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	4,304	4,757,900
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)(a)	1,408	1,574,947
3.75%, 03/25/27 (Call 01/25/27)	241	278,622
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(a)	520	578,001
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	975	1,101,984
NXP BV/NXP Funding LLC/NXP USA Inc., 3.15%, 05/01/27 (Call 03/01/27)(b)	569	616,181
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	1,976	2,201,284
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	579	643,501

		13,253,854

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	637	695,833

Software — 4.5%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	316	356,976
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	877	933,873
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	597	672,407
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	316	346,832
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	759	864,084
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)	956	1,004,546
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)	323	325,339
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	3,605	4,097,659
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	1,425	1,556,157
3.25%, 11/15/27 (Call 08/15/27)	3,009	3,380,611
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	1,084	1,198,026
4.65%, 05/15/27 (Call 03/15/27)	416	483,533

		15,220,043

Telecommunications — 5.1%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	1,511	1,573,042
3.80%, 02/15/27 (Call 11/15/26)(a)	1,466	1,649,353
4.25%, 03/01/27 (Call 12/01/26)	2,106	2,421,542
Telefonica Emisiones SA, 4.10%, 03/08/27	1,406	1,594,010
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	499	533,451
3.70%, 09/15/27 (Call 06/15/27)	728	817,478
T-Mobile USA Inc., 3.75%, 04/15/27 (Call 02/15/27)(b)	3,758	4,202,346
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	862	950,872
4.13%, 03/16/27	2,897	3,399,282

		17,141,376

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	573	603,535

Transportation — 1.6%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)	724	815,311
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	1,060	1,184,720
FedEx Corp., 3.30%, 03/15/27 (Call 12/15/26)	624	691,273
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	380	418,346
7.80%, 05/15/27	48	64,850

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	$571	$604,426
3.00%, 04/15/27 (Call 01/15/27)	442	485,303
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)	1,041	1,162,631

		5,426,860

Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	365	403,172

Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)	567	622,237

Total Corporate Bonds & Notes — 99.0% (Cost: $315,609,480)		334,024,194

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	16,009	16,020,645
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	1,047	1,047,000

		17,067,645

Total Short-Term Investments — 5.0% (Cost: $17,057,460)		17,067,645

Total Investments in Securities — 104.0% (Cost: $332,666,940)		351,091,839

Other Assets, Less Liabilities — (4.0)%		(13,587,192)

Net Assets — 100.0%		$337,504,647

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$23,298,687	$—		$(7,275,734	)(a)	$(7,094)	$4,786	$16,020,645	16,009	$138,821	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	775,000	272,000	(a)	—		—	—	1,047,000	1,047	8,019		—

						$(7,094)	$4,786	$17,067,645		$146,840		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

80	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$334,024,194	$—	$334,024,194
Money Market Funds	17,067,645	—	—	17,067,645

	$17,067,645	$334,024,194	$—	$351,091,839

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$528	$620,896

Aerospace & Defense — 3.8%
Boeing Co. (The)
3.25%, 03/01/28 (Call 12/01/27)	335	330,809
3.45%, 11/01/28 (Call 08/01/28)	255	253,100
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	892	1,038,315
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	1,461	1,727,760
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	1,385	1,543,236
Raytheon Technologies Corp.
4.13%, 11/16/28 (Call 08/16/28)	2,452	2,874,357
6.70%, 08/01/28	85	114,725

		7,882,302

Agriculture — 1.0%
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	1,380	1,378,841
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)	549	605,245

		1,984,086

Airlines — 0.6%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	202	192,191
Series 2016-2, Class AA, 3.20%, 12/15/29	291	268,990
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	136	124,340
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	200	193,178
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29(a)	184	164,498
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	173	165,695
Series 2016-2, Class AA, 2.88%, 04/07/30	202	190,696

		1,299,588

Auto Manufacturers — 1.1%
American Honda Finance Corp., 3.50%, 02/15/28	375	423,326
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)(a)	569	645,115
General Motors Financial Co. Inc., 3.85%, 01/05/28 (Call 10/05/27)	385	410,637
Toyota Motor Corp., 3.67%, 07/20/28(a)	242	280,960
Toyota Motor Credit Corp., 3.05%, 01/11/28	430	478,225

		2,238,263

Banks — 11.0%
Banco Santander SA
3.80%, 02/23/28	915	1,008,714
4.38%, 04/12/28	780	887,695
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	580	640,529
3.40%, 01/29/28 (Call 10/29/27)	668	763,644
3.85%, 04/28/28	114	135,376
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	1,005	1,129,369
4.84%, 05/09/28 (Call 05/07/27)	1,390	1,531,766
Citigroup Inc.
4.13%, 07/25/28	1,755	2,007,790
6.63%, 01/15/28	65	84,095
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	750	878,993
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	618	715,242
ING Groep NV, 4.55%, 10/02/28	960	1,152,759
KeyBank N.A./Cleveland OH, 6.95%, 02/01/28	80	103,099

Security	Par (000)	Value

Banks (continued)
KeyCorp, 4.10%, 04/30/28	$873	$1,018,887
Lloyds Banking Group PLC
4.38%, 03/22/28	1,580	1,832,547
4.55%, 08/16/28	500	590,180
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	876	1,008,285
4.05%, 09/11/28	620	725,115
Mizuho Financial Group Inc., 4.02%, 03/05/28	840	966,512
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)(a)	317	369,784
PNC Bank N.A.
3.25%, 01/22/28 (Call 12/23/27)	610	682,413
4.05%, 07/26/28	830	966,950
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	535	597,734
3.94%, 07/19/28	400	459,028
4.31%, 10/16/28	736	867,862
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)	659	778,279
Westpac Banking Corp., 3.40%, 01/25/28	728	830,684

		22,733,331

Beverages — 2.8%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)	1,843	2,121,754
Coca-Cola Co. (The), 1.00%, 03/15/28	12	11,897
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	724	812,567
4.65%, 11/15/28 (Call 08/15/28)	365	438,073
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	460	533,918
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	1,603	1,916,210

		5,834,419

Chemicals — 2.0%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(a)	490	589,764
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	1,611	1,930,413
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	462	539,510
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	330	386,077
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	542	651,511

		4,097,275

Commercial Services — 0.9%
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	408	474,214
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	697	819,393
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	437	491,350

		1,784,957

Computers — 0.1%
International Business Machines Corp., 6.50%, 01/15/28	100	132,419

Cosmetics & Personal Care — 0.4%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	789	911,256

Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.88%, 01/23/28 (Call 10/23/27)(a)	385	364,118
Air Lease Corp., 4.63%, 10/01/28 (Call 07/01/28)(a)	394	414,614
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	330	367,805
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	1,100	1,236,026
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	590	659,325
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	497	581,763
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)	452	521,771
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)(a)	445	511,781

82	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	$429	$493,590

		5,150,793

Electric — 8.1%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	83	95,814
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	245	283,588
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	502	591,813
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	267	312,782
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	538	604,179
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	540	635,483
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	520	604,926
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	293	338,661
Series D, 4.00%, 12/01/28 (Call 09/01/28)	195	229,720
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	276	325,205
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	608	715,507
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)	548	651,704
Series A, 6.00%, 12/01/28	130	169,408
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	472	551,518
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	510	591,830
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	461	482,967
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	514	600,419
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	30	35,060
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	280	312,976
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	465	507,473
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	417	462,707
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	335	384,607
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	332	392,726
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	410	471,348
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)(a)	484	554,645
3.90%, 11/01/28 (Call 08/01/28)	229	269,089
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	315	362,867
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	521	606,527
Pacific Gas & Electric Co., 3.75%, 07/01/28	650	671,255
Pacific Gas and Electric Co., 4.65%, 08/01/28 (Call 05/01/28)	100	107,730
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	270	313,108
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	350	406,301
3.70%, 05/01/28 (Call 02/01/28)	110	127,698
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	902	986,418
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	379	416,949
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	675	783,850
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	122	143,212
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	490	572,565

		16,674,635

Electronics — 1.3%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	270	299,430
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	249	267,867
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	524	572,643
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	747	885,068

Security	Par (000)	Value

Electronics (continued)
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	$585	$685,895

		2,710,903

Environmental Control — 0.7%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	727	848,939
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	475	562,348

		1,411,287

Food — 2.7%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	938	1,085,754
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	1,231	1,508,948
7.00%, 10/01/28	225	301,262
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	1,164	1,365,779
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)(a)	603	709,013
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	480	567,950

		5,538,706

Gas — 0.4%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	204	236,077
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	240	249,238
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)(a)	260	296,275

		781,590

Hand & Machine Tools — 0.4%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	260	282,428
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)	441	528,115

		810,543

Health Care - Products — 0.9%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)	174	174,181
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	379	436,854
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	562	663,604
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	563	643,616

		1,918,255

Health Care - Services — 1.8%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	340	385,978
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)	929	1,071,945
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)(a)	90	102,245
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	340	374,683
Toledo Hospital (The), Series B, 5.33%, 11/15/28	325	364,673
UnitedHealth Group Inc.
3.85%, 06/15/28	532	623,121
3.88%, 12/15/28	646	764,153

		3,686,798

Household Products & Wares — 0.6%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	310	381,374
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	387	455,248
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)	355	424,076

		1,260,698

Insurance — 3.4%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	516	601,826
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	386	464,107
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	190	212,072
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	771	837,090
Cincinnati Financial Corp., 6.92%, 05/15/28	220	290,354
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,324	1,520,442
7.00%, 04/01/28(a)	100	126,725

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	$405	$440,446
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	290	331,540
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(a)	550	648,813
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	424	478,446
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)(a)	528	616,033
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	482	574,664

		7,142,558

Internet — 1.1%
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)	170	193,963
4.88%, 11/14/28 (Call 08/14/28)(a)	485	576,044
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	544	599,466
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	351	414,952
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	561	564,013

		2,348,438

Iron & Steel — 0.3%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	505	584,361

Lodging — 1.0%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	370	377,160
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	245	259,842
Series X, 4.00%, 04/15/28 (Call 01/15/28)	402	410,985
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	895	978,011

		2,025,998

Machinery — 1.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	451	533,731
John Deere Capital Corp., 3.05%, 01/06/28	436	486,105
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	270	288,017
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	235	269,411
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	923	1,067,191
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	195	201,414

		2,845,869

Manufacturing — 0.7%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	536	619,444
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)(a)	205	220,113
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	455	521,139

		1,360,696

Media — 5.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	785	867,158
4.20%, 03/15/28 (Call 12/15/27)	990	1,119,690
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	1,155	1,286,924
3.55%, 05/01/28 (Call 02/01/28)(a)	750	859,230
4.15%, 10/15/28 (Call 07/15/28)	2,592	3,083,443
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	1,250	1,406,125
TCI Communications Inc., 7.13%, 02/15/28	227	311,226
ViacomCBS Inc.
3.38%, 02/15/28 (Call 11/15/27)	430	470,506
3.70%, 06/01/28 (Call 03/01/28)	511	567,512
Walt Disney Co. (The), 2.20%, 01/13/28	810	848,580

		10,820,394

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.2%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	$306	$342,276

Mining — 0.3%
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	448	627,997

Oil & Gas — 4.1%
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	785	903,370
4.23%, 11/06/28 (Call 08/06/28)	1,257	1,468,704
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	766	867,035
Concho Resources Inc., 4.30%, 08/15/28 (Call 05/15/28)	860	987,349
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)(a)	270	285,547
Noble Energy Inc., 3.85%, 01/15/28 (Call 10/15/27)	560	639,223
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	679	743,960
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	1,009	1,169,613
Total Capital SA, 3.88%, 10/11/28	758	886,102
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	411	440,855

		8,391,758

Packaging & Containers — 0.7%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	413	482,529
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	613	693,603
4.00%, 03/15/28 (Call 12/15/27)	300	341,031

		1,517,163

Pharmaceuticals — 9.9%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)(a)	1,377	1,623,662
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	908	1,065,638
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)	2,927	3,463,724
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	5,160	5,984,310
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	1,198	1,411,520
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	759	851,932
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	650	748,995
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	12	15,754
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	721	837,643
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	848	993,008
Pharmacia LLC, 6.60%, 12/01/28	435	599,569
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	611	709,133
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	1,255	1,544,955
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	557	652,737

		20,502,580

Pipelines — 4.4%
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	430	412,043
Energy Transfer Operating LP, 4.95%, 06/15/28 (Call 03/15/28)	804	863,753
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	817	943,186
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	1,084	1,226,611
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	951	1,032,292
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	577	614,903
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	459	478,200
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	1,031	1,119,274
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	216	268,736
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	1,026	1,174,555
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	410	456,990

84	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	$421	$452,626

		9,043,169

Real Estate Investment Trusts — 6.0%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	345	394,080
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)(a)	440	498,128
American Tower Corp., 3.60%, 01/15/28 (Call 10/15/27)	736	821,376
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	373	411,475
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	824	966,379
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)(a)	395	460,645
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	925	1,037,461
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)	594	703,605
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	389	452,045
Equinix Inc., 1.55%, 03/15/28 (Call 01/15/28)	200	199,500
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	240	269,474
4.15%, 12/01/28 (Call 09/01/28)	371	437,016
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	430	490,867
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	230	254,622
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	195	214,925
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	195	226,192
Kimco Realty Corp., 1.90%, 03/01/28 (Call 01/01/28)(a)	126	124,239
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	388	449,145
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	300	334,662
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	280	305,306
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	260	271,396
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	210	245,916
Realty Income Corp., 3.65%, 01/15/28 (Call 10/15/27)	528	590,732
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	305	338,080
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	295	318,225
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	240	266,129
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	403	442,643
VEREIT Operating Partnership LP, 3.40%, 01/15/28 (Call 11/15/27)	390	408,361
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	500	567,960

		12,500,584

Retail — 4.0%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	535	630,262
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	453	528,261
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	1,019	1,193,045
Home Depot Inc. (The), 3.90%, 12/06/28 (Call 09/06/28)	688	818,603
Lowe’s Companies Inc., 1.30%, 04/15/28 (Call 02/15/28)	120	118,841
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	849	980,629
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	550	647,730
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	629	711,663
4.00%, 11/15/28 (Call 08/15/28)(a)	589	688,117
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	1,708	1,999,197

		8,316,348

Semiconductors — 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	1,172	1,260,334
Broadcom Inc., 4.11%, 09/15/28 (Call 06/15/28)	1,393	1,552,234

Security	Par/ Shares (000)	Value

Semiconductors (continued)
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	$480	$562,665
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(b)	482	597,174
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)(b)	377	373,151

		4,345,558

Software — 1.2%
Fidelity National Information Services Inc., Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	363	428,416
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	827	971,775
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(a)	963	1,130,793

		2,530,984

Telecommunications — 5.9%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,161	1,153,662
4.10%, 02/15/28 (Call 11/15/27)(a)	2,200	2,521,684
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)	695	839,768
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	629	734,370
T-Mobile USA Inc., 2.05%, 02/15/28 (Call 12/15/27)(b)	810	822,012
Verizon Communications Inc., 4.33%, 09/21/28	2,931	3,518,578
Vodafone Group PLC, 4.38%, 05/30/28	2,137	2,524,695

		12,114,769

Transportation — 2.9%
Canadian National Railway Co., 6.90%, 07/15/28(a)	250	339,455
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)(a)	563	656,644
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	543	630,554
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	817	943,504
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	481	541,447
4.20%, 10/17/28 (Call 07/17/28)	432	511,449
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	360	375,448
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	515	599,594
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	1,245	1,459,451

		6,057,546

Trucking & Leasing — 0.2%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	175	191,821
4.55%, 11/07/28 (Call 08/07/28)	273	321,763

		513,584

Water — 0.3%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	458	530,946

Total Corporate Bonds & Notes — 98.7%
(Cost: $190,765,536)		203,926,576

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	5,909	5,913,303

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	701	$701,000

		6,614,303

Total Short-Term Investments — 3.2% (Cost: $6,608,816)		6,614,303

Total Investments in Securities — 101.9% (Cost: $197,374,352)		210,540,879

Other Assets, Less Liabilities — (1.9)%		(3,867,657)

Net Assets — 100.0%		$206,673,222

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,160,945	$752,544	(a)	$—	$(4,348)	$4,162	$5,913,303	5,909	$51,371	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	594,000	107,000	(a)	—	—	—	701,000	701	5,054		—

					$(4,348)	$4,162	$6,614,303		$56,425		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$203,926,576	$—	$203,926,576
Money Market Funds	6,614,303	—	—	6,614,303

	$6,614,303	$203,926,576	$—	$210,540,879

See notes to financial statements.

86	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.8%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$332	$322,495
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)	165	180,130
Raytheon Technologies Corp., 7.50%, 09/15/29	149	215,341

		717,966

Agriculture — 1.9%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	901	1,057,080
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)(a)	227	243,426
Philip Morris International Inc., 3.38%, 08/15/29 (Call 05/15/29)(a)	296	332,589

		1,633,095

Airlines — 0.2%
American Airlines Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	169	156,494

Auto Manufacturers — 0.6%
General Motors Financial Co. Inc., 5.65%, 01/17/29 (Call 10/17/28)	177	208,504
Toyota Motor Corp., 2.76%, 07/02/29	87	95,845
Toyota Motor Credit Corp., 3.65%, 01/08/29	187	218,373

		522,722

Auto Parts & Equipment — 0.3%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	90	100,942
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	124	136,072

		237,014

Banks — 8.0%
Banco Santander SA, 3.31%, 06/27/29(a)	357	388,744
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	289	328,053
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	236	269,835
ING Groep NV, 4.05%, 04/09/29(a)	276	323,502
KeyBank N.A./Cleveland OH, 3.90%, 04/13/29 (Call 03/13/29)	50	56,624
KeyCorp, 2.55%, 10/01/29(a)	365	387,973
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	820	903,025
3.74%, 03/07/29	105	120,341
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	125	140,715
PNC Bank N.A., 2.70%, 10/22/29	161	172,412
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)	500	572,005
Sumitomo Mitsui Financial Group Inc.
2.72%, 09/27/29	25	26,563
3.04%, 07/16/29	905	984,287
3.20%, 09/17/29	80	85,964
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/19/29)	233	268,789
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	350	386,347
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	130	139,394
Wells Fargo & Co., 4.15%, 01/24/29 (Call 10/24/28)	840	978,608
Wintrust Financial Corp., 4.85%, 06/06/29	80	86,329
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	155	155,127

		6,774,637

Beverages — 3.7%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	1,268	1,536,131
Coca-Cola Co. (The), 2.13%, 09/06/29	353	374,226
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	326	357,005
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)	345	367,187

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)	$357	$391,472
7.00%, 03/01/29	70	99,958

		3,125,979

Building Materials — 0.4%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	182	200,841
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	112	125,928

		326,769

Chemicals — 2.5%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	145	152,572
Dow Chemical Co. (The), 7.38%, 11/01/29	233	327,330
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	192	213,176
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	203	227,451
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)(a)	270	318,087
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	114	122,896
Rohm & Haas Co., 7.85%, 07/15/29	235	327,301
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	63	72,464
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)	303	331,824

		2,093,101

Commercial Services — 2.7%
Global Payments Inc., 3.20%, 08/15/29 (Call 05/15/29)	432	468,668
IHS Markit Ltd., 4.25%, 05/01/29 (Call 02/01/29)	290	333,221
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)	154	183,297
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)	465	508,208
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	342	395,838
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	123	132,342
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)(a)	235	277,356

		2,298,930

Computers — 2.7%
Apple Inc., 2.20%, 09/11/29 (Call 06/11/29)	478	510,595
Dell International LLC/EMC Corp., 5.30%, 10/01/29 (Call 07/01/29)(b)	526	609,802
International Business Machines Corp., 3.50%, 05/15/29	881	1,007,194
Seagate HDD Cayman, 4.09%, 06/01/29 (Call 03/01/29)(b)	145	157,240

		2,284,831

Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	270	290,063
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	226	238,837

		528,900

Diversified Financial Services — 2.3%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)	127	120,952
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	350	417,676
Charles Schwab Corp. (The)
3.25%, 05/22/29 (Call 02/22/29)	450	507,848
4.00%, 02/01/29 (Call 11/01/28)	48	56,751
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	193	220,811
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	334	373,649
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)(a)	220	258,689

		1,956,376

Electric — 6.4%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	82	87,706
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	278	318,555
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	145	156,665
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	89	99,232
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	135	145,603
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	321	358,977

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	$106	$114,408
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	10	11,528
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	192	220,186
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	127	147,331
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	285	303,947
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	198	234,937
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	240	259,075
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	49	56,163
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	275	323,026
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	147	171,971
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	158	184,064
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	149	160,281
3.50%, 04/01/29 (Call 01/01/29)	305	345,522
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)(a)	133	151,164
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29 (Call 12/15/28)	25	32,555
PacifiCorp, 3.50%, 06/15/29 (Call 03/15/29)	123	141,674
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	83	93,903
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	60	63,020
6.65%, 04/01/29	90	110,852
Series A, 4.20%, 03/01/29 (Call 12/01/28)	280	320,230
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	171	196,354
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	171	189,723
Wisconsin Power & Light Co., 3.00%, 07/01/29 (Call 04/01/29)(a)	155	171,957
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	193	206,703

		5,377,312

Electronics — 1.9%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	206	220,958
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	95	104,037
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	115	138,992
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	160	183,576
Honeywell International Inc., 2.70%, 08/15/29 (Call 05/15/29)	45	49,565
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)(a)	218	235,780
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	310	342,662
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	290	316,810

		1,592,380

Environmental Control — 0.3%
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	208	234,277

Food — 0.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	25	34,855
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	116	125,134
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)	191	232,218
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	328	393,406

		785,613

Forest Products & Paper — 0.8%
Georgia-Pacific LLC, 7.75%, 11/15/29	60	88,240
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	530	615,606

		703,846

Gas — 1.0%
Atmos Energy Corp., 2.63%, 09/15/29 (Call 06/15/29)(a)	38	41,700
Dominion Energy Gas Holdings LLC, Series B, 3.00%, 11/15/29 (Call 08/15/29)	228	248,853

Security	Par (000)	Value

Gas (continued)
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)	$280	$303,013
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	234	264,790

		858,356

Health Care - Products — 1.1%
Boston Scientific Corp., 4.00%, 03/01/29 (Call 12/01/28)	284	328,168
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)(a)	299	324,203
Thermo Fisher Scientific Inc., 2.60%, 10/01/29 (Call 07/01/29)	258	280,531

		932,902

Health Care - Services — 3.5%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	65	67,434
Anthem Inc., 2.88%, 09/15/29 (Call 06/15/29)	359	386,492
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	132	139,599
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	314	328,136
HCA Inc., 4.13%, 06/15/29 (Call 03/15/29)	600	679,890
Humana Inc., 3.13%, 08/15/29 (Call 05/15/29)	203	222,649
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	265	289,539
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	211	222,088
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	205	241,263
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	49	56,000
UnitedHealth Group Inc., 2.88%, 08/15/29	334	370,513

		3,003,603

Home Furnishings — 0.7%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	209	233,470
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	288	347,771

		581,241

Household Products & Wares — 0.3%
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)	194	220,828

Insurance — 4.0%
American International Group Inc., 4.25%, 03/15/29 (Call 12/15/28)(a)	230	272,030
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	351	403,762
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	83	90,383
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	90	103,170
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	142	162,143
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	135	158,431
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	139	153,049
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	121	131,572
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	55	60,306
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	451	542,318
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)(a)	193	214,811
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)(a)	157	182,723
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)	165	197,148
6.63%, 03/01/29(a)	34	46,518
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)(a)	165	188,270
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	137	153,680
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	95	104,102
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	241	262,434

		3,426,850

Internet — 0.2%
TD Ameritrade Holding Corp., 2.75%, 10/01/29 (Call 07/01/29)	178	194,784

88	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 0.5%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	$145	$151,461
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	230	229,876

		381,337

Machinery — 1.2%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)(a)	263	287,399
Deere & Co., 5.38%, 10/16/29	155	202,325
John Deere Capital Corp.
2.80%, 07/18/29	274	303,718
3.45%, 03/07/29	40	46,292
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	180	207,914

		1,047,648

Manufacturing — 1.9%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	426	456,591
3.38%, 03/01/29 (Call 12/01/28)	196	224,741
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	322	361,110
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	115	132,373
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	129	144,226
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	235	273,982

		1,593,023

Media — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 03/30/29 (Call 12/30/28)	433	517,353
Discovery Communications LLC, 4.13%, 05/15/29 (Call 02/15/29)(a)	264	300,612
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	551	654,957
ViacomCBS Inc., 4.20%, 06/01/29 (Call 03/01/29)(a)	177	205,410
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)	604	618,484

		2,296,816

Mining — 0.4%
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	280	300,899

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	144	160,875

Oil & Gas — 4.2%
Cimarex Energy Co., 4.38%, 03/15/29 (Call 12/15/28)	170	183,056
ConocoPhillips Co., 6.95%, 04/15/29	496	678,498
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	385	382,732
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	400	423,756
Hess Corp., 7.88%, 10/01/29	135	165,987
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	237	241,022
Noble Energy Inc., 3.25%, 10/15/29 (Call 07/15/29)	185	205,180
Shell International Finance BV, 2.38%, 11/07/29 (Call 08/07/29)	485	509,589
Total Capital International SA, 3.45%, 02/19/29 (Call 11/19/28)	363	412,542
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)	325	339,671

		3,542,033

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	201	209,159
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)	179	169,944

		379,103

Packaging & Containers — 0.6%
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)(a)	210	229,851
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	243	292,485

		522,336

Security	Par (000)	Value

Pharmaceuticals — 7.4%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)(b)	$1,480	$1,629,006
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	296	350,482
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)	1,028	1,187,988
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)	572	625,974
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	453	521,910
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	346	395,039
Johnson & Johnson, 6.95%, 09/01/29	50	72,183
McKesson Corp., 4.75%, 05/30/29 (Call 02/28/29)	179	215,323
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	515	595,659
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)(a)	596	693,047

		6,286,611

Pipelines — 3.6%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	120	128,507
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	391	408,521
Enable Midstream Partners LP, 4.15%, 09/15/29 (Call 06/15/29)(a)	99	88,832
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	351	370,238
Energy Transfer Operating LP, 5.25%, 04/15/29 (Call 01/15/29)	437	473,432
Enterprise Products Operating LLC, 3.13%, 07/31/29 (Call 04/30/29)	404	436,380
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	221	249,359
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	286	279,914
4.35%, 03/15/29 (Call 12/15/28)	126	131,568
Phillips 66 Partners LP, 3.15%, 12/15/29 (Call 09/15/29)	185	184,976
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	283	271,728

		3,023,455

Real Estate Investment Trusts — 10.2%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)(a)	225	241,270
4.50%, 07/30/29 (Call 04/30/29)	30	36,044
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	176	209,004
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	487	554,109
3.95%, 03/15/29 (Call 12/15/28)	253	289,096
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)(a)	191	214,537
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	292	316,718
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)(a)	100	106,710
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	185	201,226
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)	222	245,532
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	159	171,335
4.30%, 02/15/29 (Call 11/15/28)	264	306,823
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	89	103,602
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	198	210,751
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	336	381,427
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	122	132,814
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	403	438,915
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)(a)	249	272,279
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	184	210,605
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	46	48,859

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)	$234	$262,380
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	193	213,935
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	120	133,783
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	160	151,934
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	205	231,562
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	87	98,320
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	121	137,330
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	225	258,480
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)(a)	178	179,995
Prologis LP, 4.38%, 02/01/29 (Call 11/01/28)	56	68,191
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	135	154,711
Realty Income Corp., 3.25%, 06/15/29 (Call 03/15/29)(a)	47	51,340
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)(a)	120	123,716
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	140	141,968
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)(a)	352	348,353
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	25	26,252
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	105	113,669
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	130	152,343
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	249	281,034
VEREIT Operating Partnership LP, 3.10%, 12/15/29 (Call 09/15/29)	120	121,516
Welltower Inc., 4.13%, 03/15/29 (Call 09/15/28)	199	225,612
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	287	333,012
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	84	92,734

		8,593,826

Retail — 4.0%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	165	188,024
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)	514	576,425
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)	448	515,200
6.50%, 03/15/29	40	53,620
McDonald’s Corp., 2.63%, 09/01/29 (Call 06/01/29)	354	382,093
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	175	203,140
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)(a)	323	370,239
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)(a)	364	423,543
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	225	245,061
3.25%, 07/08/29 (Call 04/08/29)	369	426,487

		3,383,832

Semiconductors — 3.9%
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)	833	965,056
Intel Corp., 2.45%, 11/15/29 (Call 08/15/29)	536	577,749
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)(a)	279	331,580
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	358	426,947
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	234	280,554
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(b)	343	398,028
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	303	323,116

		3,303,030

Software — 1.8%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	307	332,763
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)	228	262,775
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	812	913,581

		1,509,119

Security	Par/ Shares (000)	Value

Telecommunications — 4.4%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	$255	$287,775
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)	886	1,031,082
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(a)	198	223,685
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)	288	337,962
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)	534	625,277
4.02%, 12/03/29 (Call 09/03/29)(b)	120	141,966
4.02%, 12/03/29 (Call 09/03/29)	944	1,116,799

		3,764,546

Toys, Games & Hobbies — 0.4%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	315	339,145

Transportation — 2.4%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	318	379,504
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	340	377,771
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	195	206,757
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)	166	178,448
Union Pacific Corp., 3.70%, 03/01/29 (Call 12/01/28)	481	555,473
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	185	200,203
3.40%, 03/15/29 (Call 12/15/28)	149	171,024

		2,069,180

Trucking & Leasing — 0.2%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)(a)	117	140,296

Water — 0.5%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)	207	235,881
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	134	150,468

		386,349

Total Corporate Bonds & Notes — 98.7%
(Cost: $80,527,732)		83,592,265

Short-Term Investments

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	5,765	5,769,201
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	313	313,000

		6,082,201

Total Short-Term Investments — 7.2% (Cost: $6,079,869)		6,082,201

Total Investments in Securities — 105.9% (Cost: $86,607,601)		89,674,466

Other Assets, Less Liabilities — (5.9)%		(5,017,991)

Net Assets — 100.0%		$84,656,475

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

90	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,772,221	(a)	$—	$(5,352)	$2,332	$5,769,201	5,765	$31,058	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	78,000	235,000	(a)	—	—	—	313,000	313	1,565		—

					$(5,352)	$2,332	$6,082,201		$32,623		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$83,592,265	$—	$83,592,265
Money Market Funds	6,082,201	—	—	6,082,201

	$6,082,201	$83,592,265	$—	$89,674,466

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30 (Call 12/30/29)	$95	$114,194
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	25	25,591
4.20%, 06/01/30 (Call 03/01/30)	100	116,677

		256,462

Aerospace & Defense — 2.6%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	30	28,271
5.15%, 05/01/30 (Call 02/01/30)	395	439,106
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	135	160,183
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	10	10,386
Northrop Grumman Corp., 4.40%, 05/01/30 (Call 02/01/30)	120	147,073
Raytheon Technologies Corp., 2.25%, 07/01/30 (Call 04/01/30)	140	145,914

		930,933

Agriculture — 1.2%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	105	113,963
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	70	80,191
BAT Capital Corp., 4.91%, 04/02/30 (Call 01/02/30)	125	145,711
Philip Morris International Inc., 2.10%, 05/01/30 (Call 02/01/30)	80	81,653

		421,518

Airlines — 0.1%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	55	51,938

Apparel — 1.0%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	165	184,212
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	80	82,966
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	80	86,770

		353,948

Auto Manufacturers — 0.9%
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	30	29,519
General Motors Financial Co. Inc., 3.60%, 06/21/30 (Call 03/21/30)	100	105,194
Toyota Motor Credit Corp.
2.15%, 02/13/30	80	83,917
3.38%, 04/01/30	90	103,584

		322,214

Auto Parts & Equipment — 0.4%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	50	52,067
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	75	78,496

		130,563

Banks — 6.9%
Banco Santander SA, 3.49%, 05/28/30	55	59,473
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	50	54,589
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	20	20,991
3.25%, 04/30/30 (Call 01/30/30)	105	114,663
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	15	15,660
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	47	52,976
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	125	132,052
3.80%, 03/15/30 (Call 12/15/29)	295	340,247
HSBC Holdings PLC, 4.95%, 03/31/30	315	381,953
JPMorgan Chase & Co., 8.75%, 09/01/30	40	58,432
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	90	90,977
2.56%, 02/25/30	100	105,267

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	$95	$97,771
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	190	204,544
State Street Corp., 2.40%, 01/24/30	94	102,182
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	160	162,256
2.75%, 01/15/30	80	85,327
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	30	32,845
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	70	71,911
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)	140	144,318
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	60	59,141
Westpac Banking Corp., 2.65%, 01/16/30	86	94,389

		2,481,964

Beverages — 2.4%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30 (Call 03/01/30)	145	163,996
Coca-Cola Co. (The)
1.65%, 06/01/30	207	211,322
3.45%, 03/25/30	35	41,081
Coca-Cola FEMSA SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	40	42,812
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)	60	64,625
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)	35	35,961
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	80	89,134
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	75	76,363
2.75%, 03/19/30 (Call 12/19/29)	125	138,854

		864,148

Biotechnology — 1.3%
Amgen Inc., 2.45%, 02/21/30 (Call 11/21/29)	135	142,332
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	125	126,687
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	10	9,857
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	95	91,798
Royalty Pharma PLC, 2.20%, 09/02/30 (Call 06/02/30)(a)	85	83,932

		454,606

Building Materials — 1.1%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)(a)	190	198,812
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30 (Call 12/15/29)	45	46,603
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	15	16,826
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	110	123,476

		385,717

Chemicals — 1.6%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	110	114,893
Dow Chemical Co. (The), 2.10%, 11/15/30 (Call 08/15/30)	35	34,673
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)	90	114,164
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	45	47,057
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	35	33,801
LYB International Finance III LLC, 3.38%, 05/01/30 (Call 02/01/30)	35	38,087
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	55	59,623
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)	45	47,569
Sherwin-Williams Co. (The), 2.30%, 05/15/30 (Call 02/15/30)	45	46,764
Westlake Chemical Corp., 3.38%, 06/15/30 (Call 03/15/30)	40	42,722

		579,353

Commercial Services — 1.4%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	45	43,946
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	35	36,054
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	8	8,232

92	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	$80	$86,443
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	100	106,084
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)	65	68,217
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	105	113,631
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)	35	34,117
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	18	18,045

		514,769

Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	80	81,539
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	35	34,552
1.65%, 05/11/30 (Call 02/11/30)	157	160,595
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)(a)	80	97,424
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	90	95,789
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	105	106,846
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(a)	75	87,278
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	60	61,517

		725,540

Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30 (Call 01/15/30)	95	103,285
Procter & Gamble Co. (The), 3.00%, 03/25/30	112	128,716

		232,001

Diversified Financial Services — 4.2%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	70	74,330
Air Lease Corp., 3.00%, 02/01/30 (Call 11/01/29)	80	74,814
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	105	123,044
Charles Schwab Corp. (The), 4.63%, 03/22/30 (Call 12/22/29)	70	87,603
GE Capital Funding LLC, 4.40%, 05/15/30 (Call 02/15/30)(a)	225	245,902
Intercontinental Exchange Inc., 2.10%, 06/15/30 (Call 03/15/30)	115	118,242
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	90	102,515
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)	175	203,282
Nomura Holdings Inc.
2.68%, 07/16/30	215	219,943
3.10%, 01/16/30	90	95,127
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	10	10,938
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	145	152,916

		1,508,656

Electric — 7.6%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	120	123,365
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	30	29,812
American Electric Power Co. Inc., 2.30%, 03/01/30 (Call 12/01/29)	20	20,586
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)(a)	171	199,271
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	35	36,060
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	50	54,256
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	65	69,109
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	65	74,259
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	145	163,856
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	120	126,900
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	30	32,139
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	60	62,783
Duke Energy Florida LLC, 1.75%, 06/15/30 (Call 03/15/30)	25	25,343

Security	Par (000)	Value

Electric (continued)
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	$20	$20,801
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	20	21,542
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	10	10,545
Eversource Energy, Series R, 1.65%, 08/15/30 (Call 05/15/30)	20	19,637
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	110	127,669
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	50	48,732
Series B, 2.25%, 09/01/30 (Call 06/01/30)	50	47,178
Interstate Power and Light Co., 2.30%, 06/01/30 (Call 03/01/30)	70	73,457
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)(a)	50	56,346
NextEra Energy Capital Holdings Inc., 2.25%, 06/01/30 (Call 03/01/30)	170	176,096
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	25	30,176
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	45	49,009
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	60	67,501
3.30%, 03/15/30 (Call 09/15/29)	20	22,528
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)	25	27,709
Pacific Gas & Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	298	321,006
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)	50	54,621
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	115	134,839
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	20	19,483
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)(a)	75	83,626
Southern California Edison Co., 2.25%, 06/01/30 (Call 03/01/30)	28	28,157
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	115	130,438
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	30	29,446
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	30	33,464
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	45	51,043

		2,702,788

Electrical Components & Equipment — 0.2%
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)	60	61,903

Electronics — 1.6%
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	70	71,592
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	95	103,828
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	60	69,458
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	75	76,953
Honeywell International Inc., 1.95%, 06/01/30 (Call 03/01/30)	110	114,895
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	50	53,100
Roper Technologies Inc., 2.00%, 06/30/30 (Call 03/30/30)	80	81,049

		570,875

Environmental Control — 0.1%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)	45	47,407

Food — 2.6%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)	80	82,518
Conagra Brands Inc., 8.25%, 09/15/30	45	67,217
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	35	37,924
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	50	51,241
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	50	51,200
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	58	62,351
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)	100	103,445
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)	75	76,601
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	40	41,414
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	50	52,938
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	100	107,824

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Sysco Corp. 2.40%, 02/15/30 (Call 11/15/29)	$15	$15,220
5.95%, 04/01/30 (Call 01/01/30)	140	178,728

		928,621

Gas — 0.8%
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	105	119,377
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	12	12,512
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	64	68,537
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	67	69,669

		270,095

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	25	26,642

Health Care - Products — 2.1%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)	85	84,856
Baxter International Inc., 3.95%, 04/01/30 (Call 01/10/30)(a)	50	59,192
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	135	142,092
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	80	86,707
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	150	152,088
Thermo Fisher Scientific Inc., 4.50%, 03/25/30 (Call 12/25/29)	95	117,740
Zimmer Biomet Holdings Inc., 3.55%, 03/20/30 (Call 12/20/29)	95	105,315

		747,990

Health Care - Services — 2.0%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	5	5,073
Anthem Inc., 2.25%, 05/15/30 (Call 02/15/30)	105	107,927
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	55	56,541
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	20	22,268
CommonSpirit Health, 2.78%, 10/01/30 (Call 04/01/30)	110	109,941
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	85	105,295
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	50	54,259
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	10	10,012
UnitedHealth Group Inc., 2.00%, 05/15/30 (Call 02/15/30)	130	135,152
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(a)	110	109,686

		716,154

Home Builders — 0.2%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	55	58,814

Household Products & Wares — 0.6%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 01/30/30)	15	15,898
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	60	61,103
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	135	153,817

		230,818

Insurance — 5.0%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	125	145,243
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	35	39,175
American Financial Group Inc., 5.25%, 04/02/30 (Call 01/02/30)	25	30,100
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	130	144,677
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	95	101,950
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	25	26,290
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)	50	59,750
AXA SA, 8.60%, 12/15/30	60	92,510
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30 (Call 12/12/29)	78	80,375
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	50	59,039
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	30	29,937

Security	Par (000)	Value

Insurance (continued)
Fairfax Financial Holdings Ltd. 4.63%, 04/29/30 (Call 01/29/30)(a)	$100	$106,974
4.63%, 04/29/30 (Call 01/29/30)	80	86,081
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	100	106,774
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	30	33,264
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	10	9,960
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	15	15,255
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	10	9,842
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)	25	26,830
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	60	66,659
Marsh & McLennan Companies Inc., 2.25%, 11/15/30 (Call 08/15/30)	50	52,160
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	85	105,546
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/12/30)	55	56,690
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)	60	68,405
Prudential Financial Inc., 2.10%, 03/10/30 (Call 12/10/29)	30	31,311
Prudential PLC, 3.13%, 04/14/30	90	100,211
Reinsurance Group of America Inc., 3.15%, 06/15/30 (Call 03/15/30)	100	109,179

		1,794,187

Internet — 2.1%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)	147	143,772
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	122	123,351
Baidu Inc., 3.43%, 04/07/30 (Call 01/07/30)	15	16,464
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	155	183,580
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	50	52,444
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	80	77,705
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	60	64,660
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	15	14,685
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	60	60,198

		736,859

Iron & Steel — 0.9%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)	60	64,126
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	20	19,845
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	79	86,911
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	135	141,747

		312,629

Lodging — 0.4%
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	32	36,133
Marriott International Inc./MD, 4.63%, 06/15/30 (Call 03/15/30)	105	112,069

		148,202

Machinery — 1.1%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	85	92,234
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	110	124,815
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	20	21,990
John Deere Capital Corp., 2.45%, 01/09/30	15	16,251
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	130	138,544

		393,834

Manufacturing — 0.9%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)	60	67,618
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	70	74,302
General Electric Co., 3.63%, 05/01/30 (Call 02/01/30)	130	137,186
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	50	52,319

		331,425

94	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 2.7%
Comcast Corp. 2.65%, 02/01/30 (Call 11/01/29)	$100	$107,517
3.40%, 04/01/30 (Call 01/01/30)	155	177,032
4.25%, 10/15/30 (Call 07/15/30)	195	238,066
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	135	149,562
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)	100	111,790
ViacomCBS Inc., 7.88%, 07/30/30	20	28,884
Walt Disney Co. (The), 3.80%, 03/22/30	135	158,406

		971,257

Mining — 0.4%
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	80	82,532
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	60	62,561

		145,093

Oil & Gas — 3.8%
BP Capital Markets America Inc. 1.75%, 08/10/30 (Call 05/10/30)	25	24,385
3.63%, 04/06/30 (Call 01/06/30)	155	175,308
Canadian Natural Resources Ltd., 2.95%, 07/15/30 (Call 04/15/30)	75	73,545
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	50	52,430
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	100	117,957
Exxon Mobil Corp. 2.61%, 10/15/30 (Call 07/15/30)	210	222,191
3.48%, 03/19/30 (Call 12/19/29)	195	220,467
HollyFrontier Corp., 4.50%, 10/01/30 (Call 07/01/30)	2	1,881
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	80	75,098
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	100	93,637
Shell International Finance BV, 2.75%, 04/06/30 (Call 01/06/30)	115	124,025
Tosco Corp., 8.13%, 02/15/30	30	43,008
Total Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	121	132,047

		1,355,979

Oil & Gas Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30 (Call 02/01/30)	30	34,048
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	90	87,112
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	120	120,443

		241,603

Packaging & Containers — 0.3%
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	45	47,168
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	15	16,308
WestRock MWV LLC, 8.20%, 01/15/30	45	62,782

		126,258

Pharmaceuticals — 4.4%
AmerisourceBergen Corp., 2.80%, 05/15/30 (Call 02/15/30)	25	26,598
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	50	48,592
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)	110	117,547
Cigna Corp.,2.40%, 03/15/30 (Call 12/15/29)	145	150,349
CVS Health Corp. 1.75%, 08/21/30 (Call 05/21/30)	35	34,059
3.75%, 04/01/30 (Call 01/01/30)	190	216,017
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)	32	31,908
Merck & Co. Inc., 1.45%, 06/24/30 (Call 03/24/30)	100	100,291
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	110	117,171
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)	55	56,836
Pfizer Inc. 1.70%, 05/28/30 (Call 02/28/30)	65	66,622
2.63%, 04/01/30 (Call 01/01/30)	160	176,160
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (Call 12/31/29)	215	216,219
Upjohn Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	120	124,079

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	$75	$76,892

		1,559,340

Pipelines — 2.8%
Energy Transfer Operating LP, 3.75%, 05/15/30 (Call 02/15/30)	135	132,658
Enterprise Products Operating LLC, 2.80%, 01/31/30 (Call 10/31/29)	100	104,822
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)	45	48,303
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)	95	91,544
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)	65	62,507
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30 (Call 06/15/30)	75	72,691
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)(a)	150	168,226
TransCanada PipeLines Ltd., 4.10%, 04/15/30 (Call 01/15/30)	125	141,943
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)(a)	135	144,767
Williams Companies Inc. (The), 3.50%, 11/15/30 (Call 08/15/30)	45	48,460

		1,015,921

Real Estate Investment Trusts — 6.7%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	30	30,835
Alexandria Real Estate Equities Inc., 4.70%, 07/01/30 (Call 04/01/30)	105	128,984
American Campus Communities Operating Partnership LP, 2.85%, 02/01/30 (Call 11/01/29)	55	55,461
American Tower Corp. 1.88%, 10/15/30 (Call 07/15/30)	5	4,932
2.10%, 06/15/30 (Call 03/15/30)	40	40,183
2.90%, 01/15/30 (Call 10/15/29)	135	144,362
AvalonBay Communities Inc., 2.30%, 03/01/30 (Call 12/01/29)	70	73,296
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	75	77,978
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	65	70,221
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	70	75,523
Crown Castle International Corp., 3.30%, 07/01/30 (Call 04/01/30)	120	131,117
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	50	53,432
CyrusOne LP/CyrusOne Finance Corp., 2.15%, 11/01/30 (Call 08/01/30)	5	4,814
Duke Realty LP, 1.75%, 07/01/30 (Call 04/01/30)	55	54,498
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)	115	116,084
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	35	36,866
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	70	74,885
Federal Realty Investment Trust, 3.50%, 06/01/30 (Call 03/01/30)	55	59,611
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30 (Call 10/17/29)	46	47,972
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	80	85,830
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	70	72,043
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	55	52,744
Hudson Pacific Properties LP, 3.25%, 01/15/30 (Call 10/15/29)	25	25,696
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	40	41,415
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	30	30,343
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)	30	30,292
Life Storage LP, 2.20%, 10/15/30 (Call 07/15/30)	10	9,991
Mid-America Apartments LP, 2.75%, 03/15/30 (Call 12/15/29)	30	32,191
National Retail Properties Inc., 2.50%, 04/15/30 (Call 01/15/30)	40	39,590
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	25	24,772
Prologis LP, 2.25%, 04/15/30 (Call 01/15/30)	75	79,322
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)	80	87,053

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)	$42	$41,567
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	136	135,835
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	25	25,363
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	5	5,474
Ventas Realty LP 3.00%, 01/15/30 (Call 10/15/29)	115	117,736
4.75%, 11/15/30 (Call 08/15/30)	5	5,878
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	80	84,316
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	90	104,853

		2,413,358

Retail — 4.8%
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	20	23,465
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	25	29,180
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	5	4,909
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	175	176,955
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	85	96,584
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	180	198,832
Lowe’s Companies Inc. 1.70%, 10/15/30 (Call 07/15/30)	5	4,975
4.50%, 04/15/30 (Call 01/15/30)	160	196,347
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)	25	25,904
3.60%, 07/01/30 (Call 04/01/30)	135	155,894
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	85	100,631
Starbucks Corp. 2.25%, 03/12/30 (Call 12/12/29)	35	36,040
2.55%, 11/15/30 (Call 08/15/30)	165	173,931
Target Corp. 2.35%, 02/15/30 (Call 11/15/29)	30	32,440
2.65%, 09/15/30 (Call 06/15/30)	165	182,424
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	85	100,646
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)	65	68,540
Walmart Inc., 7.55%, 02/15/30	75	114,104

		1,721,801

Semiconductors — 3.9%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	60	61,286
Broadcom Inc. 4.15%, 11/15/30 (Call 08/15/30)	285	319,368
5.00%, 04/15/30 (Call 01/15/30)	155	182,514
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	140	167,549
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)	85	87,498
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	100	117,224
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	150	166,496
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)(a)	95	104,606
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	100	103,824
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	65	66,308
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	15	15,304

		1,391,977

Shipbuilding — 0.3%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)(a)	85	98,272

Software — 2.9%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	40	38,648
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	125	133,880
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	70	77,010
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)	65	68,715
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)	100	106,463

Security	Par/ Shares (000)	Value

Software (continued)
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	$55	$55,122
Oracle Corp. 2.95%, 04/01/30 (Call 01/01/30)	245	270,213
3.25%, 05/15/30 (Call 02/15/30)	65	74,045
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	135	130,469
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)	65	76,894

		1,031,459

Telecommunications — 7.0%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	85	91,412
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	290	338,244
British Telecommunications PLC, 9.63%, 12/15/30	265	422,974
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	160	248,314
Koninklijke KPN NV, 8.38%, 10/01/30	75	106,735
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	95	94,343
Telefonica Europe BV, 8.25%, 09/15/30	120	178,566
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)(a)	552	620,569
Verizon Communications Inc. 3.15%, 03/22/30 (Call 12/22/29)	175	194,488
7.75%, 12/01/30	60	91,095
Vodafone Group PLC, 7.88%, 02/15/30	80	116,452

		2,503,192

Textiles — 0.1%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	35	37,928

Transportation — 1.0%
Canadian Pacific Railway Co., 2.05%, 03/05/30 (Call 12/05/29)	35	36,139
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)	50	53,083
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)	130	156,252
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	105	111,833
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	10	12,435

		369,742

Trucking & Leasing — 0.3%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	85	98,042

Water — 0.3%
American Water Capital Corp., 2.80%, 05/01/30 (Call 02/01/30)	35	38,209
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	50	53,103

		91,312

Total Corporate Bonds & Notes — 99.1% (Cost: $35,663,062)		35,466,107

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	160	160,000

Total Short-Term Investments — 0.5% (Cost: $160,000)		160,000

Total Investments in Securities — 99.6% (Cost: $35,823,062)		35,626,107

Other Assets, Less Liabilities — 0.4%		157,323

Net Assets — 100.0%		$35,783,430

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

96	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2030 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/23/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$160,000	(b)	$—	$—	$—	$160,000	160	$46	$—

(a)	The Fund commenced operations on June 23, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$35,466,107	$—	$35,466,107
Money Market Funds	160,000	—	—	160,000

	$160,000	$35,466,107	$—	$35,626,107

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	97

Statements of Assets and Liabilities

October 31, 2020

	iShares iBonds Dec 2020 Term Corporate ETF	iShares iBonds Dec 2021 Term Corporate ETF	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$258,576,874	$1,461,353,831	$1,389,694,764	$1,289,879,646
Affiliated(c)	719,866,331	172,805,141	67,459,415	64,189,847
Cash	5,622,052	6,897	896	4,608
Receivables:
Investments sold	511,000	890,377	—	836,104
Securities lending income — Affiliated	4,167	14,530	10,970	12,105
Capital shares sold	—	269,079	283,209	64,652
Dividends	47,091	5,829	1,674	289
Interest	3,167,841	11,900,797	10,702,967	10,565,425

Total assets	987,795,356	1,647,246,481	1,468,153,895	1,365,552,676

LIABILITIES
Collateral on securities loaned, at value	4,293,760	77,074,757	36,552,735	58,690,451
Payables:
Investments purchased	—	17,323,197	11,702,680	57,690
Investment advisory fees	35,987	124,701	117,070	108,412

Total liabilities	4,329,747	94,522,655	48,372,485	58,856,553

NET ASSETS	$983,465,609	$1,552,723,826	$1,419,781,410	$1,306,696,123

NET ASSETS CONSIST OF:
Paid-in capital	$982,412,446	$1,535,802,599	$1,384,334,068	$1,255,776,525
Accumulated earnings	1,053,163	16,921,227	35,447,342	50,919,598

NET ASSETS	$983,465,609	$1,552,723,826	$1,419,781,410	$1,306,696,123

Shares outstanding	39,000,000	62,100,000	55,500,000	49,900,000

Net asset value	$25.22	$25.00	$25.58	$26.19

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$3,598,614	$73,871,483	$35,469,451	$56,664,312
(b) Investments, at cost — Unaffiliated	$258,337,392	$1,447,146,076	$1,355,061,995	$1,239,600,842
(c) Investments, at cost — Affiliated	$719,859,401	$172,755,365	$67,426,970	$64,158,979

See notes to financial statements.

98	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

October 31, 2020

	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,019,528,014	$833,966,693	$545,931,922	$334,024,194
Affiliated(c)	49,065,997	38,686,574	22,048,186	17,067,645
Cash	30,183	7,318	5,953	3,916
Receivables:
Investments sold	923,394	629,960	555,137	1,625,199
Securities lending income — Affiliated	8,569	6,670	3,432	5,620
Capital shares sold	18,380	401,362	11,143	—
Dividends	384	148	123	55
Interest	8,455,035	7,105,840	4,195,925	2,756,148

Total assets	1,078,029,956	880,804,565	572,751,821	355,482,777

LIABILITIES
Collateral on securities loaned, at value	42,486,686	34,443,469	20,613,617	16,017,559
Payables:
Investments purchased	580,136	926,762	234,234	1,932,262
Investment advisory fees	85,454	69,584	45,797	28,309

Total liabilities	43,152,276	35,439,815	20,893,648	17,978,130

NET ASSETS	$1,034,877,680	$845,364,750	$551,858,173	$337,504,647

NET ASSETS CONSIST OF:
Paid-in capital	$990,946,128	$801,823,558	$518,904,744	$320,680,333
Accumulated earnings	43,931,552	43,541,192	32,953,429	16,824,314

NET ASSETS	$1,034,877,680	$845,364,750	$551,858,173	$337,504,647

Shares outstanding	39,250,000	31,250,000	20,650,000	12,500,000

Net asset value	$26.37	$27.05	$26.72	$27.00

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$41,206,209	$33,323,425	$19,953,940	$15,503,667
(b) Investments, at cost — Unaffiliated	$970,771,645	$792,379,746	$510,842,002	$315,609,480
(c) Investments, at cost — Affiliated	$49,044,671	$38,665,581	$22,036,196	$17,057,460

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	99

Statements of Assets and Liabilities  (continued)

October 31, 2020

	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$203,926,576	$83,592,265	$35,466,107
Affiliated(c)	6,614,303	6,082,201	160,000
Cash	7,037	8,715	11,932
Receivables:
Investments sold	1,522,851	311,125	342,150
Securities lending income — Affiliated	2,166	1,544	—
Capital shares sold	70,336	188,818	—
Dividends	40	18	6
Interest	1,791,415	676,258	278,639

Total assets	213,934,724	90,860,944	36,258,834

LIABILITIES
Collateral on securities loaned, at value	5,911,419	5,772,221	—
Payables:
Investments purchased	1,332,949	425,635	472,465
Investment advisory fees	17,134	6,613	2,939

Total liabilities	7,261,502	6,204,469	475,404

NET ASSETS	$206,673,222	$84,656,475	$35,783,430

NET ASSETS CONSIST OF:
Paid-in capital	$194,386,780	$81,955,394	$35,931,495
Accumulated earnings (loss)	12,286,442	2,701,081	(148,065)

NET ASSETS	$206,673,222	$84,656,475	$35,783,430

Shares outstanding	7,150,000	3,150,000	1,400,000

Net asset value	$28.91	$26.88	$25.56

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$5,754,839	$5,594,387	$—
(b) Investments, at cost — Unaffiliated	$190,765,536	$80,527,732	$35,663,062
(c) Investments, at cost — Affiliated	$6,608,816	$6,079,869	$160,000

See notes to financial statements.

100	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations Year Ended October 31, 2020

	iShares iBonds Dec 2020 Term Corporate ETF	iShares iBonds Dec 2021 Term Corporate ETF	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,041,956	$96,714	$39,697	$25,284
Interest — Unaffiliated	21,495,878	34,594,868	30,868,598	28,909,930
Securities lending income — Affiliated — net	154,889	232,333	190,120	205,251
Other income — Unaffiliated	6,588	2,551	14,659	6,594

Total investment income	22,699,311	34,926,466	31,113,074	29,147,059

EXPENSES
Investment advisory fees	1,152,276	1,424,199	1,224,042	1,071,041
Miscellaneous	—	264	264	264

Total expenses	1,152,276	1,424,463	1,224,306	1,071,305

Less:
Investment advisory fees waived	(234,198)	(31,499)	(10,810)	(4,383)

Total expenses after fees waived	918,078	1,392,964	1,213,496	1,066,922

Net investment income	21,781,233	33,533,502	29,899,578	28,080,137

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	319,148	958,730	(1,248,283)	(246,231)
Investments — Affiliated	18,804	11,184	(4,704)	(10,310)
In-kind redemptions — Unaffiliated	617,011	581,429	(1,138,014)	(1,285,051)

Net realized gain (loss)	954,963	1,551,343	(2,391,001)	(1,541,592)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(5,207,534)	(1,531,524)	13,300,227	23,484,718
Investments — Affiliated	1,193	33,632	19,851	21,560

Net change in unrealized appreciation (depreciation)	(5,206,341)	(1,497,892)	13,320,078	23,506,278

Net realized and unrealized gain (loss)	(4,251,378)	53,451	10,929,077	21,964,686

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,529,855	$33,586,953	$40,828,655	$50,044,823

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	101

Statements of Operations  (continued)

Year Ended October 31, 2020

	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$15,754	$25,427	$13,207	$8,019
Interest — Unaffiliated	23,251,341	17,881,950	13,087,393	8,673,666
Securities lending income — Affiliated — net	168,158	116,376	90,751	138,821
Other income — Unaffiliated	3,254	9,638	140	1,572

Total investment income	23,438,507	18,033,391	13,191,491	8,822,078

EXPENSES
Investment advisory fees	838,912	644,187	449,090	290,649
Miscellaneous	264	264	264	264

Total expenses	839,176	644,451	449,354	290,913

Less:
Investment advisory fees waived	(3,239)	(2,529)	(1,712)	(846)

Total expenses after fees waived	835,937	641,922	447,642	290,067

Net investment income	22,602,570	17,391,469	12,743,849	8,532,011

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,861,134)	1,478,081	(2,806,477)	(2,201,794)
Investments — Affiliated	(18,838)	(6,275)	(14,287)	(7,094)
In-kind redemptions — Unaffiliated	941,479	3,703,009	4,735,807	4,127,454

Net realized gain (loss)	(4,938,493)	5,174,815	1,915,043	1,918,566

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	23,540,556	17,259,689	15,981,978	6,374,604
Investments — Affiliated	12,906	13,989	5,545	4,786

Net change in unrealized appreciation (depreciation)	23,553,462	17,273,678	15,987,523	6,379,390

Net realized and unrealized gain	18,614,969	22,448,493	17,902,566	8,297,956

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,217,539	$39,839,962	$30,646,415	$16,829,967

See notes to financial statements.

102	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended October 31, 2020

	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF (a)

INVESTMENT INCOME
Dividends — Affiliated	$5,054	$1,565	$46
Interest — Unaffiliated	4,702,929	1,496,348	199,263
Securities lending income — Affiliated — net	51,371	31,058	—
Other income — Unaffiliated	385	31	—

Total investment income	4,759,739	1,529,002	199,309

EXPENSES
Investment advisory fees	151,654	54,870	9,835
Miscellaneous	264	—	—

Total expenses	151,918	54,870	9,835

Less:
Investment advisory fees waived	(692)	(279)	(34)

Total expenses after fees waived	151,226	54,591	9,801

Net investment income	4,608,513	1,474,411	189,508

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,263,578)	(504,320)	9,428
Investments — Affiliated	(4,348)	(5,352)	—
In-kind redemptions — Unaffiliated	—	331,741	—

Net realized gain (loss)	(1,267,926)	(177,931)	9,428

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	6,736,418	2,861,267	(196,955)
Investments — Affiliated	4,162	2,332	—

Net change in unrealized appreciation (depreciation)	6,740,580	2,863,599	(196,955)

Net realized and unrealized gain (loss)	5,472,654	2,685,668	(187,527)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,081,167	$4,160,079	$1,981

(a)	Commencement of operations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	103

Statements of Changes in Net Assets

	iShares iBonds Dec 2020 Term Corporate ETF		iShares iBonds Dec 2021 Term Corporate ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,781,233	$28,267,739	$33,533,502	$30,313,627
Net realized gain	954,963	175,717	1,551,343	376,619
Net change in unrealized appreciation (depreciation)	(5,206,341)	14,949,129	(1,497,892)	30,955,285

Net increase in net assets resulting from operations	17,529,855	43,392,585	33,586,953	61,645,531

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(23,655,623)	(26,994,507)	(34,261,734)	(28,993,663)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(264,816,147)	423,056,576	226,517,472	465,070,156

NET ASSETS
Total increase (decrease) in net assets	(270,941,915)	439,454,654	225,842,691	497,722,024
Beginning of year	1,254,407,524	814,952,870	1,326,881,135	829,159,111

End of year	$983,465,609	$1,254,407,524	$1,552,723,826	$1,326,881,135

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

104	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2022 Term Corporate ETF		iShares iBonds Dec 2023 Term Corporate ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,899,578	$23,485,957	$28,080,137	$21,201,797
Net realized gain (loss)	(2,391,001)	820,421	(1,541,592)	(156,040)
Net change in unrealized appreciation (depreciation)	13,320,078	34,668,929	23,506,278	39,141,550

Net increase in net assets resulting from operations	40,828,655	58,975,307	50,044,823	60,187,307

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(30,855,586)	(22,408,886)	(28,042,643)	(20,221,775)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	363,590,378	474,206,946	411,968,942	354,498,825

NET ASSETS
Total increase in net assets	373,563,447	510,773,367	433,971,122	394,464,357
Beginning of year	1,046,217,963	535,444,596	872,725,001	478,260,644

End of year	$1,419,781,410	$1,046,217,963	$1,306,696,123	$872,725,001

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2024 Term Corporate ETF		iShares iBonds Dec 2025 Term Corporate ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,602,570	$15,530,171	$17,391,469	$14,022,199
Net realized gain (loss)	(4,938,493)	(39,998)	5,174,815	14,871
Net change in unrealized appreciation (depreciation)	23,553,462	34,120,058	17,273,678	37,790,193

Net increase in net assets resulting from operations	41,217,539	49,610,231	39,839,962	51,827,263

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(22,460,360)	(14,698,531)	(17,297,629)	(13,682,593)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	366,998,523	315,007,693	314,290,032	139,663,399

NET ASSETS
Total increase in net assets	385,755,702	349,919,393	336,832,365	177,808,069
Beginning of year	649,121,978	299,202,585	508,532,385	330,724,316

End of year	$1,034,877,680	$649,121,978	$845,364,750	$508,532,385

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

106	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2026 Term Corporate ETF		iShares iBonds Dec 2027 Term Corporate ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,743,849	$8,830,306	$8,532,011	$6,118,373
Net realized gain (loss)	1,915,043	(123,174)	1,918,566	14,899
Net change in unrealized appreciation (depreciation)	15,987,523	25,894,937	6,379,390	18,442,395

Net increase in net assets resulting from operations	30,646,415	34,602,069	16,829,967	24,575,667

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,659,390)	(8,306,569)	(8,498,317)	(5,871,695)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	165,406,607	189,638,770	78,837,393	94,887,843

NET ASSETS
Total increase in net assets	183,393,632	215,934,270	87,169,043	113,591,815
Beginning of period	368,464,541	152,530,271	250,335,604	136,743,789

End of period	$551,858,173	$368,464,541	$337,504,647	$250,335,604

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	107

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2028 Term Corporate ETF		iShares iBonds Dec 2029 Term Corporate ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Period From 09/17/19 to 10/31/19	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,608,513	$2,367,577	$1,474,411	$43,249
Net realized gain (loss)	(1,267,926)	50,824	(177,931)	1,981
Net change in unrealized appreciation (depreciation)	6,740,580	6,665,312	2,863,599	203,052

Net increase in net assets resulting from operations	10,081,167	9,083,713	4,160,079	248,282

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(4,439,800)	(2,234,019)	(1,375,539)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	88,594,385	67,189,202	63,999,981	17,623,672

NET ASSETS
Total increase in net assets	94,235,752	74,038,896	66,784,521	17,871,954
Beginning of period	112,437,470	38,398,574	17,871,954	—

End of period	$206,673,222	$112,437,470	$84,656,475	$17,871,954

(a)	Commencement of operations.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

108	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

iShares iBonds Dec 2030 Term Corporate ETF

Period From 06/23/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$189,508
Net realized gain	9,428
Net change in unrealized appreciation (depreciation)	(196,955)

Net increase in net assets resulting from operations	1,981

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(150,046)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	35,931,495

NET ASSETS
Total increase in net assets	35,783,430
Beginning of period	—

End of period	$35,783,430

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2020 Term Corporate ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$25.34	$24.96	$25.46	$25.58	$25.14

Net investment income(a)	0.48	0.66	0.59	0.56	0.60
Net realized and unrealized gain (loss)(b)	(0.09)	0.36	(0.53)	(0.13)	0.42

Net increase from investment operations	0.39	1.02	0.06	0.43	1.02

Distributions(c)
From net investment income	(0.51)	(0.64)	(0.56)	(0.55)	(0.58)

Total distributions	(0.51)	(0.64)	(0.56)	(0.55)	(0.58)

Net asset value, end of year	$25.22	$25.34	$24.96	$25.46	$25.58

Total Return
Based on net asset value	1.54%	4.14%	0.26%	1.71%	4.12%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.08%	0.10%	0.10%	0.10%	0.10%

Net investment income	1.89%	2.62%	2.36%	2.21%	2.34%

Supplemental Data
Net assets, end of year (000)	$983,466	$1,254,408	$814,953	$431,525	$212,332

Portfolio turnover rate(d)	0%	8%	5%	4%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

110	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2021 Term Corporate ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$24.99	$24.24	$24.95	$25.13	$24.51

Net investment income(a)	0.59	0.69	0.64	0.62	0.64
Net realized and unrealized gain (loss)(b)	0.03	0.73	(0.74)	(0.20)	0.61

Net increase (decrease) from investment operations	0.62	1.42	(0.10)	0.42	1.25

Distributions(c)
From net investment income	(0.61)	(0.67)	(0.61)	(0.60)	(0.63)

Total distributions	(0.61)	(0.67)	(0.61)	(0.60)	(0.63)

Net asset value, end of year	$25.00	$24.99	$24.24	$24.95	$25.13

Total Return
Based on net asset value	2.50%	5.94%	(0.39)%	1.71%	5.17%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.35%	2.80%	2.61%	2.49%	2.58%

Supplemental Data
Net assets, end of year (000)	$1,552,724	$1,326,881	$829,159	$481,607	$206,029

Portfolio turnover rate(d)	11%	8%	6%	3%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	111

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Corporate ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$25.33	$24.17	$25.13		$25.31	$24.43

Net investment income(a)	0.62	0.74	0.70		0.70	0.74
Net realized and unrealized gain (loss)(b)	0.28	1.14	(0.99)		(0.20)	0.86

Net increase (decrease) from investment operations	0.90	1.88	(0.29)		0.50	1.60

Distributions(c)
From net investment income	(0.63)	(0.72)	(0.67)		(0.68)	(0.72)
From net realized gain	(0.02)	—	(0.00	)(d)	—	—

Total distributions	(0.65)	(0.72)	(0.67)		(0.68)	(0.72)

Net asset value, end of year	$25.58	$25.33	$24.17		$25.13	$25.31

Total Return
Based on net asset value	3.63%	7.90%	(1.14)%		2.01%	6.66%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%		0.10%	0.10%

Total expenses after fees waived	0.10%	0.10%	0.10%		0.10%	0.10%

Net investment income	2.44%	2.98%	2.85%		2.78%	2.95%

Supplemental Data
Net assets, end of year (000)	$1,419,781	$1,046,218	$535,445		$351,807	$137,958

Portfolio turnover rate(e)	16%	9%	2%		7%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

112	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Corporate ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$25.59	$24.09	$25.23	$25.33	$24.34

Net investment income(a)	0.68	0.79	0.76	0.75	0.78
Net realized and unrealized gain (loss)(b)	0.61	1.48	(1.16)	(0.12)	0.96

Net increase (decrease) from investment operations	1.29	2.27	(0.40)	0.63	1.74

Distributions(c)
From net investment income	(0.69)	(0.77)	(0.73)	(0.73)	(0.75)
From net realized gain	—	—	(0.01)	—	—

Total distributions	(0.69)	(0.77)	(0.74)	(0.73)	(0.75)

Net asset value, end of year	$26.19	$25.59	$24.09	$25.23	$25.33

Total Return
Based on net asset value	5.13%	9.59%	(1.61)%	2.57%	7.27%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.62%	3.18%	3.12%	3.00%	3.10%

Supplemental Data
Net assets, end of year (000)	$1,306,696	$872,725	$478,261	$216,963	$86,120

Portfolio turnover rate(d)	12%	5%	8%	8%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Corporate ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$25.71	$23.84	$25.13	$25.22	$24.18

Net investment income(a)	0.70	0.84	0.81	0.81	0.82
Net realized and unrealized gain (loss)(b)	0.67	1.85	(1.32)	(0.11)	1.02

Net increase (decrease) from investment operations	1.37	2.69	(0.51)	0.70	1.84

Distributions(c)
From net investment income	(0.71)	(0.82)	(0.78)	(0.79)	(0.80)

Total distributions	(0.71)	(0.82)	(0.78)	(0.79)	(0.80)

Net asset value, end of year	$26.37	$25.71	$23.84	$25.13	$25.22

Total Return
Based on net asset value	5.44%	11.48%	(2.06)%	2.85%	7.75%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.69%	3.37%	3.35%	3.25%	3.30%

Supplemental Data
Net assets, end of year (000)	$1,034,878	$649,122	$299,203	$164,584	$63,053

Portfolio turnover rate(d)	8%	14%	6%	8%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

114	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Corporate ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$25.95	$23.62	$25.07	$25.21	$24.11

Net investment income(a)	0.71	0.85	0.84	0.84	0.85
Net realized and unrealized gain (loss)(b)	1.11	2.32	(1.48)	(0.16)	1.07

Net increase (decrease) from investment operations	1.82	3.17	(0.64)	0.68	1.92

Distributions(c)
From net investment income	(0.72)	(0.84)	(0.81)	(0.82)	(0.82)

Total distributions	(0.72)	(0.84)	(0.81)	(0.82)	(0.82)

Net asset value, end of year	$27.05	$25.95	$23.62	$25.07	$25.21

Total Return
Based on net asset value	7.16%	13.68%	(2.58)%	2.82%	8.10%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.70%	3.42%	3.48%	3.40%	3.42%

Supplemental Data
Net assets, end of year (000)	$845,365	$508,532	$330,724	$235,679	$69,340

Portfolio turnover rate(d)	14%	6%	5%	5%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	115

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Corporate ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Period From 09/13/16 to 10/31/16	(a)

Net asset value, beginning of period	$25.50	$22.94	$24.53	$24.83	$24.75

Net investment income(b)	0.74	0.86	0.83	0.80	0.09
Net realized and unrealized gain (loss)(c)	1.22	2.54	(1.63)	(0.28)	(0.01)

Net increase (decrease) from investment operations	1.96	3.40	(0.80)	0.52	0.08

Distributions(d)
From net investment income	(0.74)	(0.84)	(0.79)	(0.82)	—

Total distributions	(0.74)	(0.84)	(0.79)	(0.82)	—

Net asset value, end of period	$26.72	$25.50	$22.94	$24.53	$24.83

Total Return
Based on net asset value	7.84%	15.11%	(3.31)%	2.20%	0.32	%(e)

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10	%(f)

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10	%(f)

Net investment income	2.84%	3.53%	3.54%	3.30%	2.85	%(f)

Supplemental Data
Net assets, end of period (000)	$551,858	$368,465	$152,530	$76,055	$13,658

Portfolio turnover rate(g)	5%	9%	3%	6%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

116	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Corporate ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Period From 09/12/17 to 10/31/17	(a)

Net asset value, beginning of period	$25.94	$23.18	$24.96	$24.86

Net investment income(b)	0.77	0.89	0.89	0.11
Net realized and unrealized gain (loss)(c)	1.07	2.75	(1.79)	(0.01)

Net increase (decrease) from investment operations	1.84	3.64	(0.90)	0.10

Distributions(d)
From net investment income	(0.78)	(0.88)	(0.88)	—

Total distributions	(0.78)	(0.88)	(0.88)	—

Net asset value, end of period	$27.00	$25.94	$23.18	$24.96

Total Return
Based on net asset value	7.21%	16.00%	(3.67)%	0.40	%(e)

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10	%(f)

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10	%(f)

Net investment income	2.94%	3.60%	3.75%	3.19	%(f)

Supplemental Data
Net assets, end of period (000)	$337,505	$250,336	$136,744	$9,982

Portfolio turnover rate(g)	10%	4%	5%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	117

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Corporate ETF
	Year Ended 10/31/20		Year Ended 10/31/19	Period From 09/18/18 to 10/31/18	(a)

Net asset value, beginning of period	$27.76		$24.77	$25.00

Net investment income(b)	0.86		1.01	0.12
Net realized and unrealized gain (loss)(c)	1.13		3.06	(0.35)

Net increase (decrease) from investment operations	1.99		4.07	(0.23)

Distributions(d)
From net investment income	(0.84)		(1.08)	—
From net realized gain	(0.00	)(e)	—	—

Total distributions	(0.84)		(1.08)	—

Net asset value, end of period	$28.91		$27.76	$24.77

Total Return
Based on net asset value	7.33%		16.87%	(0.92	)%(f)

Ratios to Average Net Assets
Total expenses	0.10%		0.10%	0.10	%(g)

Total expenses after fees waived	0.10%		0.10%	0.10	%(g)

Net investment income	3.04%		3.79%	4.22	%(g)

Supplemental Data
Net assets, end of period (000)	$206,673		$112,437	$38,399

Portfolio turnover rate(h)	7%		6%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

118	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Corporate ETF
	Year Ended 10/31/20	Period From 09/17/19 to 10/31/19	(a)

Net asset value, beginning of period	$25.53	$25.00

Net investment income(b)	0.70	0.09
Net realized and unrealized gain(c)	1.35	0.44

Net increase from investment operations	2.05	0.53

Distributions(d)
From net investment income	(0.70)	—

Total distributions	(0.70)	—

Net asset value, end of period	$26.88	$25.53

Total Return
Based on net asset value	8.17%	2.12	%(e)

Ratios to Average Net Assets
Total expenses	0.10%	0.10	%(f)

Total expenses after fees waived	0.10%	0.10	%(f)

Net investment income	2.69%	2.84	%(f)

Supplemental Data
Net assets, end of period (000)	$84,656	$17,872

Portfolio turnover rate(g)	9%	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2030 Term Corporate ETF
	Period From 06/23/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.17

Net investment income(b)	0.18
Net realized and unrealized gain(c)	0.33

Net increase from investment operations	0.51

Distributions(d)
From net investment income	(0.12)

Total distributions	(0.12)

Net asset value, end of period	$25.56

Total Return
Based on net asset value	2.03	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)

Total expenses after fees waived	0.10	%(f)

Net investment income	1.93	%(f)

Supplemental Data
Net assets, end of period (000)	$35,783

Portfolio turnover rate(g)	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

120	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2020 Term Corporate	Diversified
iBonds Dec 2021 Term Corporate	Diversified
iBonds Dec 2022 Term Corporate	Diversified
iBonds Dec 2023 Term Corporate	Diversified
iBonds Dec 2024 Term Corporate	Diversified
iBonds Dec 2025 Term Corporate	Diversified
iBonds Dec 2026 Term Corporate	Diversified
iBonds Dec 2027 Term Corporate(a)	Diversified
iBonds Dec 2028 Term Corporate	Non-diversified
iBonds Dec 2029 Term Corporate	Non-diversified
iBonds Dec 2030 Term Corporate(b)	Non-diversified
(a) The Fund’s classification changed from non-diversified to diversified during the reporting period. (b) The Fund commenced operations on June 23, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
iBonds Dec 2020 Term Corporate	$ 1,273,471,966
iBonds Dec 2021 Term Corporate	1,354,390,143
iBonds Dec 2022 Term Corporate	1,056,292,611
iBonds Dec 2023 Term Corporate	872,027,251
iBonds Dec 2024 Term Corporate	652,616,986
iBonds Dec 2025 Term Corporate	504,375,529
iBonds Dec 2026 Term Corporate	367,281,144
iBonds Dec 2027 Term Corporate	258,844,220
iBonds Dec 2028 Term Corporate	110,188,204
iBonds Dec 2029 Term Corporate	17,465,539

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Notes to Financial Statements  (continued)

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

122	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements    (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2020 Term Corporate
Goldman Sachs & Co.	$2,326,837	$2,326,837		$—	$—
JPMorgan Securities LLC	1,271,777	1,271,777		—	—

	$3,598,614	$3,598,614		$—	$—

iBonds Dec 2021 Term Corporate
Barclays Bank PLC	$4,261,491	$4,261,491		$—	$—
BMO Capital Markets	1,613,266	1,613,266		—	—
BNP Paribas Prime Brokerage International Ltd.	4,922,851	4,922,851		—	—
BofA Securities, Inc.	5,587,597	5,587,597		—	—
Citadel Clearing LLC	1,012,877	1,012,877		—	—
Citigroup Global Markets Inc.	2,639,047	2,639,047		—	—
Credit Suisse Securities (USA) LLC	4,379,998	4,379,998		—	—
Goldman Sachs & Co.	3,995,984	3,995,984		—	—
HSBC Securities (USA) Inc.	1,209,935	1,209,935		—	—
JPMorgan Securities LLC	15,317,500	15,317,500		—	—
Morgan Stanley & Co. LLC	25,417,676	25,417,676		—	—
Pershing LLC	2,474,502	2,474,502		—	—
Scotia Capital (USA) Inc.	1,038,759	1,038,759		—	—

	$73,871,483	$73,871,483		$—	$—

iBonds Dec 2022 Term Corporate
Barclays Bank PLC	$1,564,758	$1,564,758		$—	$—
BofA Securities, Inc.	1,466,994	1,466,994		—	—
Citigroup Global Markets Inc.	832,118	832,118		—	—
Credit Suisse Securities (USA) LLC	2,936,814	2,936,814		—	—
Goldman Sachs & Co.	5,642,601	5,642,601		—	—
HSBC Securities (USA) Inc.	103,542	103,542		—	—
JPMorgan Securities LLC	15,198,838	15,198,838		—	—
Morgan Stanley & Co. LLC	7,205,029	7,205,029		—	—
Pershing LLC	518,757	518,757		—	—

	$35,469,451	$35,469,451		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements    (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2023 Term Corporate
Barclays Bank PLC	$5,100,851	$5,100,851		$—	$—
BMO Capital Markets	39,334	39,334		—	—
BNP Paribas Prime Brokerage International Ltd.	661,443	661,443		—	—
BNP Paribas Securities Corp.	598,634	598,634		—	—
BofA Securities, Inc.	2,965,191	2,965,191		—	—
Citigroup Global Markets Inc.	432,682	432,682		—	—
Credit Suisse Securities (USA) LLC	8,605,032	8,605,032		—	—
Goldman Sachs & Co.	4,560,427	4,560,427		—	—
JPMorgan Securities LLC	19,940,559	19,940,559		—	—
Morgan Stanley & Co. LLC	13,059,576	13,059,576		—	—
Pershing LLC	700,583	700,583		—	—

	$56,664,312	$56,664,312		$—	$—

iBonds Dec 2024 Term Corporate
Barclays Bank PLC	$2,325,081	$2,325,081		$—	$—
Barclays Capital Inc.	1,154,736	1,154,736		—	—
BNP Paribas Prime Brokerage International Ltd.	146,231	146,231		—	—
BofA Securities, Inc.	8,550,263	8,550,263		—	—
Citigroup Global Markets Inc.	683,309	683,309		—	—
Goldman Sachs & Co.	10,009,566	10,009,566		—	—
HSBC Securities (USA) Inc.	111,462	111,462		—	—
JPMorgan Securities LLC	9,467,078	9,467,078		—	—
Morgan Stanley & Co. LLC	8,758,483	8,758,483		—	—

	$41,206,209	$41,206,209		$—	$—

iBonds Dec 2025 Term Corporate
Barclays Bank PLC	$4,894,192	$4,894,192		$—	$—
BNP Paribas Prime Brokerage International Ltd.	968,598	968,598		—	—
BofA Securities, Inc.	3,618,054	3,618,054		—	—
Citigroup Global Markets Inc.	130,494	130,494		—	—
Credit Suisse Securities (USA) LLC	2,920,545	2,920,545		—	—
Deutsche Bank Securities Inc.	1,752,776	1,752,776		—	—
Goldman Sachs & Co.	5,198,384	5,198,384		—	—
HSBC Securities (USA) Inc.	398,141	398,141		—	—
JPMorgan Securities LLC	8,563,554	8,563,554		—	—
Morgan Stanley & Co. LLC	4,565,300	4,565,300		—	—
Pershing LLC	313,387	313,387		—	—

	$33,323,425	$33,323,425		$—	$—

iBonds Dec 2026 Term Corporate
Barclays Bank PLC	$2,039,009	$2,039,009		$—	$—
BMO Capital Markets	717,505	717,505		—	—
Credit Suisse Securities (USA) LLC	392,104	392,104		—	—
Goldman Sachs & Co.	8,168,755	8,168,755		—	—
HSBC Securities (USA) Inc.	971,100	971,100		—	—
JPMorgan Securities LLC	5,120,395	5,120,395		—	—
Morgan Stanley & Co. LLC	1,764,292	1,764,292		—	—
RBC Capital Markets LLC	780,780	780,780		—	—

	$19,953,940	$19,953,940		$—	$—

iBonds Dec 2027 Term Corporate
Barclays Bank PLC	$1,821,994	$1,821,994		$—	$—
BofA Securities, Inc.	455,249	455,249		—	—
Credit Suisse Securities (USA) LLC	83,634	83,634		—	—
Goldman Sachs & Co.	4,164,531	4,164,531		—	—
JPMorgan Securities LLC	4,905,578	4,905,578		—	—
Morgan Stanley & Co. LLC	860,904	860,904		—	—
RBC Capital Markets LLC	1,704,217	1,704,217		—	—
Scotia Capital (USA) Inc.	291,317	291,317		—	—
Wells Fargo Securities LLC	1,216,243	1,216,243		—	—

	$15,503,667	$15,503,667		$—	$—

124	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements    (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2028 Term Corporate
BofA Securities, Inc.	$32,945	$32,945		$—	$—
Citigroup Global Markets Inc.	762,883	762,883		—	—
Goldman Sachs & Co.	2,931,806	2,931,806		—	—
JPMorgan Securities LLC	2,027,205	2,027,205		—	—

	$5,754,839	$5,754,839		$—	$—

iBonds Dec 2029 Term Corporate
Barclays Bank PLC	$364,125	$364,125		$—	$—
BofA Securities, Inc.	151,929	151,929		—	—
Credit Suisse Securities (USA) LLC	627,824	627,824		—	—
Goldman Sachs & Co.	2,680,265	2,680,265		—	—
JPMorgan Securities LLC	647,092	647,092		—	—
Pershing LLC	120,541	120,541		—	—
RBC Capital Markets LLC	351,031	351,031		—	—
Scotia Capital (USA) Inc.	651,580	651,580		—	—

	$5,594,387	$5,594,387		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Notes to Financial Statements    (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBonds Dec 2020 Term Corporate	$44,242
iBonds Dec 2021 Term Corporate	69,394
iBonds Dec 2022 Term Corporate	56,718
iBonds Dec 2023 Term Corporate	61,611
iBonds Dec 2024 Term Corporate	51,111
iBonds Dec 2025 Term Corporate	34,928
iBonds Dec 2026 Term Corporate	27,448
iBonds Dec 2027 Term Corporate	40,072
iBonds Dec 2028 Term Corporate	15,072
iBonds Dec 2029 Term Corporate	9,302

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBonds Dec 2020 Term Corporate	$127,831,271	$—	$—
iBonds Dec 2024 Term Corporate	—	1,062,500	12,662
iBonds Dec 2026 Term Corporate	—	654,919	(91,657)
iBonds Dec 2027 Term Corporate	297,561	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2020 Term Corporate	$—	$783,473,750
iBonds Dec 2021 Term Corporate	140,478,178	309,816,741
iBonds Dec 2022 Term Corporate	188,543,734	193,563,422
iBonds Dec 2023 Term Corporate	137,524,274	127,162,478
iBonds Dec 2024 Term Corporate	80,766,460	65,199,310
iBonds Dec 2025 Term Corporate	95,713,957	87,827,689
iBonds Dec 2026 Term Corporate	32,796,673	24,460,453
iBonds Dec 2027 Term Corporate	34,250,564	27,735,296
iBonds Dec 2028 Term Corporate	14,018,274	11,251,904
iBonds Dec 2029 Term Corporate	5,553,434	4,856,822
iBonds Dec 2030 Term Corporate	11,560,557	1,176,159

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

126	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements    (continued)

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2020 Term Corporate	$75,727,798	$255,078,843
iBonds Dec 2021 Term Corporate	352,652,634	120,948,390
iBonds Dec 2022 Term Corporate	422,808,149	68,419,229
iBonds Dec 2023 Term Corporate	461,877,841	61,366,405
iBonds Dec 2024 Term Corporate	426,780,544	78,109,386
iBonds Dec 2025 Term Corporate	406,545,183	99,494,521
iBonds Dec 2026 Term Corporate	239,031,934	81,435,566
iBonds Dec 2027 Term Corporate	145,656,638	72,309,776
iBonds Dec 2028 Term Corporate	85,618,741	—
iBonds Dec 2029 Term Corporate	73,048,116	10,091,415
iBonds Dec 2030 Term Corporate	25,358,293	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.As of October 31, 2020, the following permanent differences attributable to certain deemed distributions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBonds Dec 2020 Term Corporate	$830,878	$(830,878)
iBonds Dec 2021 Term Corporate	684,039	(684,039)
iBonds Dec 2022 Term Corporate	(1,138,014)	1,138,014
iBonds Dec 2023 Term Corporate	(1,285,048)	1,285,048
iBonds Dec 2024 Term Corporate	941,479	(941,479)
iBonds Dec 2025 Term Corporate	3,723,478	(3,723,478)
iBonds Dec 2026 Term Corporate	4,735,807	(4,735,807)
iBonds Dec 2027 Term Corporate	4,127,454	(4,127,454)
iBonds Dec 2029 Term Corporate	331,741	(331,741)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19
iBonds Dec 2020 Term Corporate
Ordinary income	$23,655,623	$26,994,507

iBonds Dec 2021 Term Corporate
Ordinary income	$34,261,734	$28,993,663

iBonds Dec 2022 Term Corporate
Ordinary income	$30,668,925	$22,408,886
Long-term capital gains	186,661	—

	$30,855,586	$22,408,886

iBonds Dec 2023 Term Corporate
Ordinary income	$28,042,643	$20,221,775

iBonds Dec 2024 Term Corporate
Ordinary income	$22,460,360	$14,698,531

iBonds Dec 2025 Term Corporate
Ordinary income	$17,297,629	$13,682,593

iBonds Dec 2026 Term Corporate
Ordinary income	$12,659,390	$8,306,569

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Notes to Financial Statements    (continued)

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19
iBonds Dec 2027 Term Corporate
Ordinary income	$8,498,317	$5,871,695

iBonds Dec 2028 Term Corporate
Ordinary income	$4,437,127	$2,234,019
Long-term capital gains	2,673	—

	$4,439,800	$2,234,019

iShares ETF	Year Ended 10/31/20	Period Ended 10/31/19
iBonds Dec 2029 Term Corporate
Ordinary income	$1,375,539	$—

iShares ETF	Period Ended 10/31/20
iBonds Dec 2030 Term Corporate
Ordinary income	$150,046

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
iBonds Dec 2020 Term Corporate	$827,889	$—	$—	$225,274		$1,053,163
iBonds Dec 2021 Term Corporate	2,492,613	575,333	—	13,853,281		16,921,227
iBonds Dec 2022 Term Corporate	2,389,941	—	(1,360,903)	34,418,304		35,447,342
iBonds Dec 2023 Term Corporate	2,351,321	—	(1,514,006)	50,082,283		50,919,598
iBonds Dec 2024 Term Corporate	1,940,210	—	(6,523,551)	48,514,893		43,931,552
iBonds Dec 2025 Term Corporate	1,521,166	574,369	—	41,445,657		43,541,192
iBonds Dec 2026 Term Corporate	1,096,054	—	(3,168,781)	35,026,156		32,953,429
iBonds Dec 2027 Term Corporate	719,994	—	(2,268,146)	18,372,466		16,824,314
iBonds Dec 2028 Term Corporate	428,546	—	(1,279,019)	13,136,915		12,286,442
iBonds Dec 2029 Term Corporate	153,494	—	(503,660)	3,051,247		2,701,081
iBonds Dec 2030 Term Corporate	50,912	—	—	(198,977)		(148,065)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

For the year ended October 31, 2020, the Funds utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized
iBonds Dec 2020 Term Corporate	$42,503
iBonds Dec 2021 Term Corporate	126,448
iBonds Dec 2025 Term Corporate	671,433

128	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements    (continued)

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2020 Term Corporate	$978,217,931	$228,401	$(3,127)	$225,274
iBonds Dec 2021 Term Corporate	1,620,305,691	13,902,284	(49,003)	13,853,281
iBonds Dec 2022 Term Corporate	1,422,735,875	34,450,368	(32,064)	34,418,304
iBonds Dec 2023 Term Corporate	1,303,987,210	49,939,179	143,104	50,082,283
iBonds Dec 2024 Term Corporate	1,020,079,118	48,617,180	(102,287)	48,514,893
iBonds Dec 2025 Term Corporate	831,207,610	41,764,187	(318,530)	41,445,657
iBonds Dec 2026 Term Corporate	532,953,952	35,311,648	(285,492)	35,026,156
iBonds Dec 2027 Term Corporate	332,719,373	18,762,098	(389,632)	18,372,466
iBonds Dec 2028 Term Corporate	197,403,964	13,307,697	(170,782)	13,136,915
iBonds Dec 2029 Term Corporate	86,623,219	3,143,370	(92,123)	3,051,247
iBonds Dec 2030 Term Corporate	35,825,084	153,481	(352,458)	(198,977)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements  (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2020 Term Corporate
Shares sold	3,200,000	$80,840,049	17,250,000	$433,187,371
Shares redeemed	(13,700,000)	(345,656,196)	(400,000)	(10,130,795)

Net increase (decrease)	(10,500,000)	$(264,816,147)	16,850,000	$423,056,576

iBonds Dec 2021 Term Corporate
Shares sold	14,500,000	$362,461,554	19,050,000	$468,738,914
Shares redeemed	(5,500,000)	(135,944,082)	(150,000)	(3,668,758)

Net increase	9,000,000	$226,517,472	18,900,000	$465,070,156

iBonds Dec 2022 Term Corporate
Shares sold	17,100,000	$434,643,409	19,150,000	$474,206,946
Shares redeemed	(2,900,000)	(71,053,031)	—	—

Net increase	14,200,000	$363,590,378	19,150,000	$474,206,946

iBonds Dec 2023 Term Corporate
Shares sold	18,400,000	$475,625,151	14,250,000	$354,498,825
Shares redeemed	(2,600,000)	(63,656,209)	—	—

Net increase	15,800,000	$411,968,942	14,250,000	$354,498,825

iBonds Dec 2024 Term Corporate
Shares sold	17,300,000	$448,529,249	12,700,000	$315,007,693
Shares redeemed	(3,300,000)	(81,530,726)	—	—

Net increase	14,000,000	$366,998,523	12,700,000	$315,007,693

iBonds Dec 2025 Term Corporate
Shares sold	15,750,000	$417,852,104	5,750,000	$143,322,444
Shares redeemed	(4,100,000)	(103,562,072)	(150,000)	(3,659,045)

Net increase	11,650,000	$314,290,032	5,600,000	$139,663,399

iBonds Dec 2026 Term Corporate
Shares sold	9,600,000	$250,299,542	7,800,000	$189,638,770
Shares redeemed	(3,400,000)	(84,892,935)	—	—

Net increase	6,200,000	$165,406,607	7,800,000	$189,638,770

iBonds Dec 2027 Term Corporate
Shares sold	5,750,000	$153,225,694	3,900,000	$98,457,613
Shares redeemed	(2,900,000)	(74,388,301)	(150,000)	(3,569,770)

Net increase	2,850,000	$78,837,393	3,750,000	$94,887,843

iBonds Dec 2028 Term Corporate
Shares sold	3,100,000	$88,594,385	2,700,000	$72,171,847
Shares redeemed	—	—	(200,000)	(4,982,645)

Net increase	3,100,000	$88,594,385	2,500,000	$67,189,202

130	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 10/31/20		Period Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2029 Term Corporate
Shares sold	2,850,000	$74,350,725	700,000	$17,623,672
Shares redeemed	(400,000)	(10,350,744)	—	—

Net increase	2,450,000	$63,999,981	700,000	$17,623,672

	Period Ended 10/31/20
iShares ETF	Shares	Amount

iBonds Dec 2030 Term Corporate
Shares sold	1,400,000	$35,931,495

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds Dec 2020 Term Corporate ETF ceased trading after the close of business on December 15, 2020, when all of the bonds included in the Fund’s underlying index matured. Proceeds of the liquidation are currently scheduled to be sent to shareholders on December 18, 2020.

N O T E S T O F I N A N C I A L S T A T E M E N T S	131

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBonds Dec 2020 Term Corporate ETF,

iShares iBonds Dec 2021 Term Corporate ETF, iShares iBonds Dec 2022 Term Corporate ETF,

iShares iBonds Dec 2023 Term Corporate ETF, iShares iBonds Dec 2024 Term Corporate ETF,

iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2026 Term Corporate ETF,

iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF,

iShares iBonds Dec 2029 Term Corporate ETF and iShares iBonds Dec 2030 Term Corporate ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBonds Dec 2020 Term Corporate ETF, iShares iBonds Dec 2021 Term Corporate ETF, iShares iBonds Dec 2022 Term Corporate ETF, iShares iBonds Dec 2023 Term Corporate ETF, iShares iBonds Dec 2024 Term Corporate ETF, iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF and iShares iBonds Dec 2030 Term Corporate ETF (eleven of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares iBonds Dec 2020 Term Corporate ETF, iShares iBonds Dec 2021 Term Corporate ETF, iShares iBonds Dec 2022 Term Corporate ETF, iShares iBonds Dec 2023 Term Corporate ETF, iShares iBonds Dec 2024 Term Corporate ETF, iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF and iShares iBonds Dec 2028 Term Corporate ETF: statements of operations for the year ended October 31, 2020 and statements of changes in net assets for each of the two years in the period ended October 31, 2020.

iShares iBonds Dec 2029 Term Corporate ETF: statement of operations for the year ended October 31, 2020 and statements of changes in net assets for the year ended October 31, 2020 and the period September 17, 2019 (commencement of operations) to October 31, 2019.

iShares iBonds Dec 2030 Term Corporate ETF: statements of operations and changes in net assets for the period June 23, 2020 (commencement of operations) to October 31, 2020.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

132	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

For the fiscal year ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
iBonds Dec 2020 Term Corporate	$17,144,059
iBonds Dec 2021 Term Corporate	26,147,825
iBonds Dec 2022 Term Corporate	24,356,784
iBonds Dec 2023 Term Corporate	22,303,816
iBonds Dec 2024 Term Corporate	18,150,588
iBonds Dec 2025 Term Corporate	14,798,659
iBonds Dec 2026 Term Corporate	10,309,911
iBonds Dec 2027 Term Corporate	7,500,819
iBonds Dec 2028 Term Corporate	3,847,190
iBonds Dec 2029 Term Corporate	1,299,705
iBonds Dec 2030 Term Corporate	166,972

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest
iBonds Dec 2020 Term Corporate	$460,116
iBonds Dec 2021 Term Corporate	42,750
iBonds Dec 2022 Term Corporate	17,561
iBonds Dec 2023 Term Corporate	11,212
iBonds Dec 2024 Term Corporate	6,994
iBonds Dec 2025 Term Corporate	11,288
iBonds Dec 2026 Term Corporate	5,873
iBonds Dec 2027 Term Corporate	3,570
iBonds Dec 2028 Term Corporate	2,252
iBonds Dec 2029 Term Corporate	695
iBonds Dec 2030 Term Corporate	20

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended October 31, 2020:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
iBonds Dec 2020 Term Corporate	$ 95,007
iBonds Dec 2021 Term Corporate	119,363
iBonds Dec 2022 Term Corporate	186,661
iBonds Dec 2025 Term Corporate	30,936
iBonds Dec 2028 Term Corporate	2,673

I M P O R T A N T T A X I N F O R M A T I O N	133

Board Review and Approval of Investment Advisory Contract

iShares iBonds Dec 2020 Term Corporate ETF, iShares iBonds Dec 2021 Term Corporate ETF, iShares iBonds Dec 2023 Term Corporate ETF, iShares iBonds Dec 2024 Term Corporate ETF, iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

iShares iBonds Dec 2022 Term Corporate ETF, iShares iBonds Dec 2026 Term Corporate ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a

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meeting held on June 8-10, 2020, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other

138	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	139

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Dec 2020 Term Corporate	$0.507419	$—	$—	$0.507419	100%	—%	—%		100%
iBonds Dec 2021 Term Corporate(a)	0.606523	—	0.000862	0.607385	100	—	0	(b)	100
iBonds Dec 2022 Term Corporate	0.634423	0.020298	—	0.654721	97	3	—		100
iBonds Dec 2023 Term Corporate(a)	0.691287	—	0.000662	0.691949	100	—	0	(b)	100
iBonds Dec 2024 Term Corporate(a)	0.711970	—	0.000418	0.712388	100	—	0	(b)	100
iBonds Dec 2025 Term Corporate(a)	0.723884	—	0.000814	0.724698	100	—	0	(b)	100
iBonds Dec 2026 Term Corporate(a)	0.743857	—	0.000599	0.744456	100	—	0	(b)	100
iBonds Dec 2027 Term Corporate	0.776076	—	—	0.776076	100	—	—		100
iBonds Dec 2028 Term Corporate(a)	0.838471	—	0.005912	0.844383	99	—	1		100
iBonds Dec 2029 Term Corporate(a)	0.699294	—	0.001358	0.700652	100	—	0	(b)	100
iBonds Dec 2030 Term Corporate(a)	0.110916	—	0.010887	0.121803	91	—	9		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

140	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	141

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

142	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	143

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1012-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares iBonds Dec 2021 Term Muni Bond ETF | IBMJ | NYSE Arca

•	iShares iBonds Dec 2022 Term Muni Bond ETF | IBMK | NYSE Arca

•	iShares iBonds Dec 2023 Term Muni Bond ETF | IBML | Cboe BZX

•	iShares iBonds Dec 2024 Term Muni Bond ETF | IBMM | Cboe BZX

•	iShares iBonds Dec 2025 Term Muni Bond ETF | IBMN | Cboe BZX

•	iShares iBonds Dec 2026 Term Muni Bond ETF | IBMO | Cboe BZX

•	iShares iBonds Dec 2027 Term Muni Bond ETF | IBMP | Cboe BZX

•	iShares iBonds Dec 2028 Term Muni Bond ETF | IBMQ | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

Municipal Bond Market Overview

Municipal bonds advanced for the 12 months ended October 31, 2020 (“reporting period”). The Bloomberg Barclays Municipal Bond Index returned 3.59% compared with the 6.19% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance.

U.S. economic growth was unusually volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis. The latter figure represented the largest quarterly economic contraction on record, as efforts to contain the virus through restrictions on travel and business led to widespread disruption of the U.S. economy.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. The U.S. economy rapidly rebalanced toward remote economic activity; working and shopping from home flourished, while traditional, in-person economic activity at malls, hotels, and restaurants remained subdued. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.1% in the third quarter of 2020.

In response to the pandemic and subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting them near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

Prior to the economic downturn that began in late February 2020, returns for municipal bonds were robust, driven by significant demand. Tax laws played a role, as the tax-free nature of in-state interest payments provided an incentive for residents of some states to hold municipal bonds. At the same time, a change in the rules for issuers eliminated a popular strategy for reducing borrowing costs, which led to lower issuance. Consequently, yields on municipal bonds (which are inversely related to prices) declined to their lowest levels in more than 60 years.

As the economic environment began to deteriorate in March 2020, however, municipal bond yields rose sharply. Many investors moved away from municipal bonds and into cash. Additionally, liquidity tightened, as an income tax deadline extension meant revenue delays for many states. However, the Fed’s decision, in late April 2020, to include municipal bonds in its bond-buying program helped stabilize prices, and demand from investors seeking yield drove a partial recovery despite strain on state and local budgets.

Among notable individual states, New York and California both posted modest returns, approximately tracking the performance of municipal bonds overall. Relative to their balances at the outset of the 2008 financial crisis, New York, California, and many other states entered 2020 with greater “rainy day” funds, which are designed to provide a financial cushion against future revenue shortfalls.

4	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2021 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2020 and before December 2, 2021, as represented by the S&PAMT-Free Municipal Series Dec 2021 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	1.53%	1.59%	1.96%	1.53%	8.23%	10.53%
Fund Market	1.41	1.54	1.94	1.41	7.93	10.44
Index	1.68	1.73	2.01	1.68	8.96	10.82

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,008.40	$ 0.91		$ 1,000.00	$ 1,024.20	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 21 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	27.6%
AA+	23.3
AA	14.7
AA-	10.6
A+	6.5
A	3.2
A-	0.5
BBB+	1.5
BBB	0.1
BBB-	1.0
Not Rated	9.6
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets

Texas	10.9%
California	9.6
New York	7.6
Virginia	6.2
Washington	5.7
Florida	5.4
Maryland	4.3
Ohio	4.2
Massachusetts	3.2
North Carolina	3.0

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2022 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2021 and before December 2, 2022, as represented by the S&P AMT-Free Municipal Series Dec 2022 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.33%	2.18%	2.52%	2.33%	11.36%	13.71%
Fund Market	2.26	2.14	2.52	2.26	11.18	13.75
Index	2.45	2.29	2.58	2.45	11.96	14.06

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,017.80	$ 0.91		$ 1,000.00	$ 1,024.20	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 21 for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	28.4%
AA+	22.2
AA	14.5
AA-	10.5
A+	6.3
A	3.5
A-	0.8
BBB+	1.7
BBB	0.0
BBB-	1.2
Not Rated	9.6
Short-Term and Other Assets	1.3

TEN LARGEST STATES

State(a)	Percent of Net Assets

Texas	10.5%
New York	8.7
California	8.2
Washington	5.3
Florida	4.8
Virginia	4.3
Ohio	4.3
North Carolina	3.9
Maryland	3.7
Massachusetts	3.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2023 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2022 and before December 2, 2023, as represented by the S&P AMT-Free Municipal Series Dec 2023 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	3.02%	2.85%	3.02%	10.53%
Fund Market	2.82	2.86	2.82	10.57
Index	3.11	2.91	3.11	10.73

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/11/17. The first day of secondary market trading was 4/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,027.70	$ 0.92		$ 1,000.00	$ 1,024.20	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 21 for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	31.7%
AA+	21.7
AA	16.2
AA-	9.7
A+	6.4
A	2.4
A-	0.5
BBB+	1.7
BBB	0.4
BBB-	1.2
Not Rated	6.8
Short-Term and Other Assets	1.3

TEN LARGEST STATES

State(a)	Percent of Net Assets

Texas	11.9%
New York	9.5
California	9.4
Virginia	5.2
Washington	5.2
Wisconsin	4.3
Maryland	4.1
Florida	4.0
Ohio	3.3
Arizona	3.0

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2023 and before December 2, 2024, as represented by the S&P AMT-Free Municipal Series Dec 2024 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	3.75%	4.69%	3.75%	12.74%
Fund Market	3.63	4.72	3.63	12.83
Index	3.82	4.68	3.82	12.69

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/20/18. The first day of secondary market trading was 3/22/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,038.00	$ 0.92		$ 1,000.00	$ 1,024.20	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 21 for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	33.1%
AA+	20.6
AA	14.5
AA-	10.3
A+	6.2
A	2.9
A-	0.3
BBB+	1.7
BBB	0.1
BBB-	0.9
Not Rated	8.1
Short-Term and Other Assets	1.3

TEN LARGEST STATES

State(a)	Percent of Net Assets

Texas	13.2%
California	10.3
New York	10.2
Washington	5.2
Virginia	5.1
Maryland	4.7
Florida	3.7
Ohio	3.7
Massachusetts	3.0
Arizona	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2024 and before December 2, 2025, as represented by the S&P AMT-Free Municipal Series Dec 2025 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	4.53%	7.46%	4.53%	15.21%
Fund Market	4.41	7.50	4.41	15.29
Index	4.45	6.90	4.45	14.01

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,046.60	$ 0.93		$ 1,000.00	$ 1,024.20	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 21 for more information.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	31.4%
AA+	21.1
AA	14.9
AA-	10.9
A+	7.6
A	2.9
A-	0.6
BBB+	1.1
BBB-	1.0
Not Rated	7.3
Short-Term and Other Assets	1.2

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	15.3%
Texas	11.4
New York	9.6
Washington	5.3
Virginia	5.0
Maryland	4.1
Florida	4.1
Massachusetts	3.8
Pennsylvania	3.2
Ohio	2.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2026, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	4.80%	5.77%	4.80%	9.28%
Fund Market	4.59	5.79	4.59	9.32
Index	4.64	5.56	4.64	8.91

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/2/19. The first day of secondary market trading was 4/4/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,049.30	$ 0.93		$ 1,000.00	$ 1,024.20	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 21 for more information.

F U N D S U M M A R Y	15

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	32.9%
AA+	21.6
AA	15.5
AA-	11.3
A+	5.8
A	2.9
A-	0.7
BBB+	0.8
BBB-	0.6
Not Rated	6.6
Short-Term and Other Assets	1.3

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	15.0%
Texas	13.4
New York	10.0
Virginia	5.6
Washington	4.5
Massachusetts	4.2
Maryland	4.0
Tennessee	3.5
Florida	3.4
Pennsylvania	2.4

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2027, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.00%	6.20%	5.00%	9.87%
Fund Market	4.80	6.22	4.80	9.90
Index	4.70	6.04	4.70	9.58

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/9/19. The first day of secondary market trading was 4/11/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,052.60	$ 0.93		$ 1,000.00	$ 1,024.20	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 21 for more information.

F U N D S U M M A R Y	17

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	28.8%
AA+	21.8
AA	17.6
AA-	11.9
A+	6.1
A	2.2
A-	0.2
BBB+	1.0
BBB-	0.9
Not Rated	7.9
Short-Term and Other Assets	1.6

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	14.0%
New York	11.6
Texas	10.9
Washington	5.7
Maryland	3.9
Florida	3.5
Massachusetts	3.4
Virginia	3.4
North Carolina	3.4
Wisconsin	3.0

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2028, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.26%	6.79%	5.26%	10.69%
Fund Market	5.02	6.79	5.02	10.68
Index	4.68	6.37	4.68	9.97

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/16/19. The first day of secondary market trading was 4/18/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,054.00	$ 0.93		$ 1,000.00	$ 1,024.20	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 21 for more information.

F U N D S U M M A R Y	19

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	29.8%
AA+	20.1
AA	16.3
AA-	11.7
A+	6.1
A	2.8
A-	0.3
BBB+	1.5
BBB-	1.1
Not Rated	9.0
Short-Term and Other Assets	1.3

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	12.6%
Texas	12.3
New York	11.3
Maryland	5.7
Florida	5.1
Washington	4.8
Ohio	3.5
Virginia	3.5
Nevada	2.9
Massachusetts	2.9

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	21

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21,	$90	$92,690
5.00%, 09/01/21	430	446,528
Series A, 5.00%, 09/01/21,	100	103,942
Alabama Public School & College Authority RB
5.00%, 03/01/21,	150	152,322
Series A, 5.00%, 02/01/21,	165	166,906
Series A, 5.00%, 05/01/21,	100	102,336
Series B, 5.00%, 01/01/21,	195	196,484
Series B, 5.00%, 05/01/21	145	148,387
Auburn University RB, Series A, 5.00%, 06/01/21	100	102,758
City of Huntsville AL GO
Series A, 5.00%, 08/01/21,	90	93,150
Series A, 5.00%, 03/01/22 (PR 09/01/21),	115	119,455
State of Alabama GO
Series A, 5.00%, 08/01/21	785	812,891
Series A, 5.00%, 11/01/21,	100	104,746
University of Alabama (The) RB, Series A, 5.00%, 07/01/21	370	381,300

		3,023,895

Alaska — 0.1%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/21	35	36,381
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/21 (NPFGC)	50	51,971
State of Alaska GO, Series A, 4.00%, 08/01/21	125	128,455

		216,807

Arizona — 2.7%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/21,	460	471,735
Series B, 5.00%, 06/01/21,	125	128,189
Series C, 5.00%, 06/01/21,	105	107,679
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/21	280	288,702
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	250	259,747
Arizona State University RB, Series A, 5.00%, 07/01/21	170	175,261
Arizona Transportation Board RB, 5.00%, 07/01/21	1,125	1,160,083
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/21	715	745,737
Series A, 5.00%, 10/01/21 (ETM),	50	52,127
City of Phoenix AZ GO, 4.00%, 07/01/21	215	220,366
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/21	125	128,120
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21,	40	40,996
5.00%, 07/01/21	575	593,056
Series A, 5.00%, 07/01/21,	130	134,076
City of Scottsdale AZ GOL, 5.00%, 07/01/21	445	459,044
County of Pima AZ GO, 5.00%, 07/01/21	55	56,728
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21,	170	175,341
Series B, 5.00%, 07/01/21,	135	139,242
Maricopa County Community College District GO
5.00%, 07/01/21,	395	407,466
Series D, 4.00%, 07/01/21,	205	210,117
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/21	170	175,353
Maricopa County Unified School District No. 80 Chandler GOL 4.00%, 07/01/21,	150	153,734

Security	Par (000)	Value

Arizona (continued)
5.00%, 07/01/21,	$300	$309,447
Pima County Regional Transportation Authority RB, 5.00%, 06/01/21	275	282,568
Salt River Project Agricultural Improvement & Power District RB
Series A, 5.00%, 01/01/21,	500	503,855
Series A, 5.00%, 12/01/21,	340	357,524
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/21	50	51,578
State of Arizona COP
5.00%, 09/01/21,	100	103,925
5.00%, 10/01/21,	180	187,776
University of Arizona (The) RB
4.00%, 08/01/21,	115	118,013
5.00%, 06/01/21,	350	359,467

		8,557,052

Arkansas — 0.5%
Arkansas Development Finance Authority RB, Series C, 5.00%, 06/01/21	190	195,240
State of Arkansas GO
5.00%, 04/01/21	200	203,926
5.00%, 06/15/21,	745	766,933
5.00%, 10/01/21	365	380,870
University of Arkansas RB
Series A, 5.00%, 09/15/21,	75	78,075
Series B, 5.00%, 11/01/21,	30	31,408

		1,656,452

California — 9.6%
91 Express Lanes Toll Road RB, 5.00%, 08/15/21	50	51,833
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	350	58,132
Alameda Corridor Transportation Authority RB, Series A, 4.00%, 10/01/21	100	102,649
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/21 (AGM)(a)	25	24,935
Bay Area Toll Authority RB, Series F-1, 5.00%, 04/01/21	110	112,168
California Educational Facilities Authority RB, Series U-5, 5.00%, 05/01/21	235	240,572
California Health Facilities Financing Authority RB, 5.00%, 08/15/21	25	25,907
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21,	100	102,749
5.00%, 10/01/21	1,450	1,513,046
Series A-1, 5.00%, 10/01/21,	35	36,522
California Municipal Finance Authority RB, Series A, 4.00%, 10/01/21	35	36,210
California State Public Works Board RB
5.00%, 06/01/21,	50	51,382
Series A, 5.00%, 04/01/21,	70	71,377
Series A, 5.00%, 09/01/21,	165	171,532
Series B, 5.00%, 10/01/21,	100	104,358
Series C, 5.00%, 10/01/21	180	187,844
Series C, 5.00%, 11/01/21,	500	523,780
Series D, 4.00%, 04/01/21,	75	76,167
Series D, 5.00%, 12/01/21,	150	157,731
Series E, 5.00%, 06/01/21,	335	344,259
Series E, 5.00%, 09/01/21,	195	202,720
Series F, 5.00%, 05/01/21,	130	133,076
Series F, 5.00%, 10/01/21 (ETM),	50	52,193
Series G, 5.00%, 05/01/21,	75	76,775

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 11/01/21,	$140	$146,658
Series G, 5.25%, 12/01/26 (PR 12/01/21),	250	263,585
Series I, 4.00%, 11/01/21,	160	166,021
Series I, 5.00%, 11/01/21,	40	41,902
California State University RB
Series A, 4.00%, 11/01/21,	105	108,984
Series A, 5.00%, 11/01/21	340	356,277
California Statewide Communities Development Authority RB
5.00%, 05/15/21,	50	50,870
Series A, 5.00%, 08/15/21,	60	62,146
City & County of San Francisco CA GO
Series A, 5.00%, 06/15/21,	25	25,742
Series C, 5.00%, 06/15/21,	100	102,969
City of Los Angeles CA GO, Series B, 5.00%, 09/01/21	215	223,531
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/21,	50	51,376
Series C, 5.00%, 06/01/21,	115	118,165
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/21,	50	51,232
Series C, 5.00%, 05/15/21,	30	30,739
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/21	775	811,782
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/21 (AMBAC)(a)	100	99,686
County of Los Angeles CA COP, 5.00%, 09/01/21	45	46,682
El Camino Community College District GO, Series C, 0.00%, 08/01/21(a)	35	34,927
Escondido Union High School District GO, 0.00%, 08/01/21 (AGC)(a)	75	74,717
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO, Series A, 0.00%, 10/01/21 (NPFGC)(a)	60	59,798
Fremont Union High School District GO
0.00%, 08/01/33 (PR 08/01/21)(a),	1,020	442,904
0.00%, 08/01/34 (PR 08/01/21)(a),	1,770	709,080
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/21(a)	35	34,907
Grossmont Union High School District GO, 0.00%, 08/01/21 (AGM)(a)	280	279,356
Irvine Ranch Water District COP, 5.00%, 03/01/21	325	329,998
Los Altos Elementary School District GO, 4.00%, 08/01/21	100	102,825
Los Angeles Community College District/CA GO
Series B-1, 5.00%, 08/01/21,	100	103,576
Series C, 5.00%, 08/01/21,	70	72,471
Series G, 4.00%, 08/01/21,	100	102,833
Series I, 4.00%, 08/01/21,	140	143,966
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/21,	685	703,653
Series A, 5.00%, 07/01/21	195	201,074
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21,	80	82,830
Series A, 5.00%, 12/01/21,	100	105,120
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21,	1,105	1,132,282
Series A, 5.00%, 07/01/21	195	201,102
Series B, 5.00%, 07/01/21,	15	15,469
Los Angeles Department of Water RB, Series B, 5.00%, 07/01/21	50	51,578

Security	Par (000)	Value

California (continued)
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/21,	$900	$922,221
Series A, 5.00%, 07/01/21	580	598,149
Series A-1, 5.00%, 07/01/21,	170	175,319
Series A-2, 5.00%, 07/01/21,	155	159,850
Series C, 5.00%, 07/01/21,	240	247,510
Series D, 5.00%, 07/01/21,	235	242,353
Metropolitan Water District of Southern California RB, Series E, 5.00%, 07/01/21	160	165,070
Moreno Valley Unified School District/CA GO, 0.00%, 08/01/21 (NPFGC)(a)	50	49,815
Municipal Improvement Corp. of Los Angeles RB
Series A, 5.00%, 11/01/21,	220	230,507
Series B, 5.00%, 11/01/21,	275	288,134
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/21 (NPFGC)(a)	75	74,805
Orange County Sanitation District RB, Series A, 5.00%, 02/01/21	15	15,176
Palo Alto Unified School District GO, 0.00%, 08/01/21(a)	20	19,960
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/21 (AGM)	90	93,517
Regents of the University of California Medical Center Pooled Revenue RB, Series J, 5.00%, 05/15/21	60	61,495
Rocklin Unified School District GO, 0.00%, 08/01/21 (NPFGC)(a)	75	74,766
Sacramento Municipal Utility District RB, Series F, 5.00%, 08/15/21	105	108,926
Sacramento Suburban Water District RB, Series A, 4.50%, 11/01/21	220	229,394
San Diego Community College District GO
0.00%, 08/01/21(a),	100	99,770
5.00%, 08/01/21,	100	103,569
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	700	710,836
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/21	45	46,864
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/21 (NPFGC)(a),	765	763,187
Series D-1, 5.50%, 07/01/21 (NPFGC),	200	206,930
Series R-3, 4.00%, 07/01/21,	75	76,856
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series A, 5.00%, 05/01/21,	100	102,240
Series D, 5.00%, 05/01/21,	100	102,240
San Mateo County Community College District GO, Series B, 0.00%, 09/01/21 (NPFGC)(a)	250	249,422
San Mateo Union High School District GO, Series A, 5.00%, 09/01/21	100	103,968
Santa Ana Unified School District GO, Series A, 0.00%, 08/01/21(a)	100	99,570
Santa Clara Unified School District GO, 5.00%, 07/01/21	165	170,229
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/21	500	513,850
Santa Monica Community College District GO, Series A, 0.00%, 08/01/21 (NPFGC)(a)	25	24,944
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/21	50	51,845
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/21	25	25,775

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources Power Supply Revenue RB
Series N, 4.00%, 05/01/21,	$200	$203,824
Series N, 5.00%, 05/01/21,	565	578,594
Series O, 5.00%, 05/01/21,	920	942,135
State of California Department of Water Resources RB
5.00%, 12/01/21,	215	226,057
Series AK, 5.00%, 12/01/21,	465	488,915
Series AL, 5.00%, 12/01/21,	100	105,143
State of California GO
4.00%, 09/01/21,	140	144,315
4.00%, 10/01/21,	65	67,205
5.00%, 02/01/21,	405	409,726
5.00%, 04/01/21	435	443,539
5.00%, 08/01/21	775	802,358
5.00%, 09/01/21	2,645	2,748,366
5.00%, 10/01/21	740	771,827
5.00%, 11/01/21	530	554,879
5.00%, 12/01/21,	630	662,048
Series A, 5.00%, 10/01/21,	105	109,516
Series B, 5.00%, 08/01/21,	150	155,295
Series B, 5.00%, 09/01/21	590	613,057
University of California RB
Series AB, 5.00%, 05/15/21,	195	199,955
Series AM, 5.00%, 05/15/21,	100	102,541
Series AO, 5.00%, 05/15/21,	130	133,303
Ventura County Community College District GO, Series 2002-C, 0.00%, 08/01/21(a)	120	119,652

		29,992,042

Colorado — 0.6%
Board of Governors of Colorado State University System RB
Series B, 5.00%, 03/01/21,	60	60,949
Series E, 5.00%, 03/01/21,	175	177,768
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/21	125	130,976
City & County of Denver CO COP, Series 2010-B, 4.00%, 12/01/21	20	20,809
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/21	50	52,466
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 03/01/21	100	101,572
Denver City & County School District No. 1 GO
Series A, 5.00%, 12/01/21 (SAW),	100	105,143
Series A, 5.25%, 12/01/21 (NPFGC),	415	437,460
Series B, 4.00%, 12/01/21 (SAW),	125	130,084
Series C, 5.00%, 12/01/21 (SAW),	190	199,772
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/21 (NPFGC)(a)	35	34,838
University of Colorado RB
5.00%, 06/01/31 (PR 06/01/21),	275	282,667
Series A, 5.00%, 06/01/21,	10	10,273
Series A, 5.00%, 06/01/21 (ETM),	50	51,379
Series B, 4.25%, 06/01/21,	95	97,181
Series B, 4.25%, 06/01/21 (ETM),	5	5,116

		1,898,453

Connecticut — 1.4%
City of Stamford CT GO
4.00%, 07/01/21,	100	102,475
5.00%, 08/01/21,	75	77,648

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority RB
Series E, 5.00%, 07/01/21,	$25	$25,721
Series O, 4.00%, 11/01/21,	35	36,221
Series X-2, VRDN,1.80%, 07/01/37(b)(c),	400	401,608
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 03/01/21	100	101,565
State of Connecticut GO
Series A, 5.00%, 03/15/21,	100	101,724
Series A, 5.00%, 10/15/21,	305	318,618
Series B, 4.50%, 05/15/21,	160	163,587
Series B, 5.00%, 04/15/21,	205	209,338
Series B, 5.00%, 05/15/21,	265	271,646
Series C, 5.00%, 07/15/21,	100	103,291
Series D, 5.00%, 11/01/21,	250	261,685
Series E, 4.00%, 09/15/21,	40	41,284
Series E, 5.00%, 10/15/21,	250	261,162
Series G, 5.00%, 11/01/21,	500	523,370
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/21,	100	100,756
Series A, 5.00%, 08/01/21,	340	351,873
Series A, 5.00%, 09/01/21,	80	83,106
Series A, 5.00%, 10/01/21,	295	307,605
Series B, 5.00%, 08/01/21,	55	56,921
Series B, 5.00%, 12/01/21,	250	262,632
University of Connecticut RB, Series A, 5.00%, 08/15/21	240	248,585

		4,412,421

Delaware — 1.0%
City of Wilmington DE GO, Series A, 4.00%, 10/01/21	15	15,516
County of New Castle DE GO, Series A, 5.00%, 07/15/21	110	113,683
Delaware River & Bay Authority RB, Series C, 5.00%, 01/01/21	100	100,751
Delaware Transportation Authority RB
5.00%, 06/01/21,	175	179,776
5.00%, 07/01/21	1,070	1,104,058
State of Delaware GO
5.00%, 03/01/21	880	893,834
Series 2009-C, 5.00%, 10/01/21,	125	130,459
Series B, 5.00%, 02/01/21,	100	101,172
Series B, 5.00%, 07/01/21,	60	61,901
Series D, 5.00%, 07/01/21,	250	257,922
University of Delaware RB, Series A, 5.00%, 11/01/21	160	167,576

		3,126,648

District of Columbia — 1.8%
District of Columbia GO
Series A, 5.00%, 06/01/21	2,330	2,394,261
Series D, 5.00%, 06/01/21,	105	107,896
Series E, 5.00%, 06/01/21,	200	205,516
District of Columbia RB
5.00%, 07/15/21,	80	82,443
Series A, 4.00%, 12/01/21,	100	104,067
Series A, 5.00%, 12/01/21	250	262,858
Series C, 4.00%, 12/01/21,	200	208,134
Series C, 5.00%, 12/01/21,	355	373,258
Series F, 5.00%, 12/01/21,	200	210,286
District of Columbia Water & Sewer Authority RB
Series A, 4.00%, 10/01/21,	455	470,648
Series A, 5.00%, 10/01/21,	65	67,826
Series C, 5.00%, 10/01/21,	460	480,001

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority RB
Series C, 5.00%, 10/01/21,	$75	$78,176
Series F-1, 5.00%, 10/01/21,	475	495,116

		5,540,486

Florida — 5.4%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/21	280	288,722
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/21	160	166,957
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 03/01/21	140	142,191
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/21	50	52,151
City of Jacksonville FL RB
5.00%, 10/01/21	400	416,828
Series B, 5.00%, 10/01/21	435	453,502
Series C, 5.00%, 10/01/21,	180	187,792
City of Miami Beach FL RB, 5.00%, 09/01/21	35	35,994
City of Orlando FL RB, Series A, 5.00%, 11/01/21, (ETM)	90	94,216
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/21	200	208,696
City of Tallahassee RB, 5.00%, 10/01/21	140	146,087
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/21	100	104,348
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/21	100	104,207
County of Hillsborough FL Community Investment Tax Revenue RB, Series A, 5.00%, 11/01/21	40	41,755
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/21 (AGM)	40	41,690
County of Manatee FL Public Utilities Revenue RB, 5.00%, 10/01/21	115	120,000
County of Miami-Dade FL Aviation Revenue RB, Series B, 4.00%, 10/01/21	55	56,686
County of Miami-Dade FL GO, Series B, 5.00%, 07/01/21	245	252,698
County of Miami-Dade FL RB, Series B, 5.00%, 04/01/21	130	132,535
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/21	615	633,739
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21,	625	652,000
Series A, 5.00%, 10/01/21 (AGM),	140	146,048
County of Orange FL RB, 5.00%, 10/01/21	55	57,391
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/21	155	156,192
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/21	90	93,913
County of Palm Beach FL GO, 5.00%, 07/01/21	110	113,472
County of Palm Beach FL RB, 4.00%, 06/01/21	160	163,490
Escambia County School Board COP, 5.00%, 02/01/21	120	121,376
Florida Department of Environmental Protection RB
5.00%, 07/01/21,	245	252,666
Series A, 5.00%, 07/01/21	300	309,387
Series B, 5.00%, 07/01/21,	310	319,700
Florida Department of Management Services COP, Series A, 5.00%, 08/01/21	295	305,481
Florida Municipal Power Agency RB
5.00%, 10/01/21,	40	41,664
Series A, 5.00%, 10/01/21	410	427,056
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/21	125	127,914

Security	Par (000)	Value

Florida (continued)
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/21	$200	$206,244
Greater Orlando Aviation Authority RB, Series C, 5.00%, 10/01/21	265	275,899
Hillsborough County School Board COP, Series A, 5.00%, 07/01/21	300	309,303
Hillsborough County School Board RB, 5.00%, 10/01/21 (AGM)	60	62,507
Jacksonville Transportation Authority RB, 5.00%, 08/01/21	125	129,308
JEA Electric System Revenue RB
Series A, 5.00%, 10/01/21,	100	104,020
Series B, 5.00%, 10/01/21,	50	52,010
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/21	225	234,678
Lee County School Board (The) COP
5.00%, 08/01/21,	200	206,984
Series B, 3.00%, 08/01/21,	50	51,003
Series B, 5.00%, 08/01/21,	50	51,746
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/21,	80	82,238
Series B, 5.00%, 07/01/21,	155	159,335
Orange County Convention Center/Orlando RB, 5.00%, 10/01/21	270	279,744
Orange County School Board COP, Series A, 5.00%, 08/01/21	60	62,109
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/21,	65	67,802
Series C, 4.00%, 10/01/21,	75	77,551
Series C, 5.25%, 10/01/21,	145	151,580
Palm Beach County School District COP
Series B, 5.00%, 08/01/21,	150	155,238
Series D, 5.00%, 08/01/21,	290	300,127
Palm Beach County Solid Waste Authority RB, 5.00%, 10/01/21	75	78,141
Pasco County School Board COP, 5.00%, 08/01/21	75	77,561
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/21	475	487,963
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/21,	235	240,452
Series D, 5.00%, 11/01/21,	205	214,559
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/21	240	244,238
School District of Broward County/FL COP, Series A, 5.00%, 07/01/21	275	283,527
School District of Broward County/FL GO, Series B, 5.00%, 07/01/21	565	582,639
South Broward Hospital District RB, 5.00%, 05/01/21	50	51,072
St. Johns County School Board COP, 5.00%, 07/01/21	75	77,296
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 5.00%, 07/01/21	710	732,166
Series B, 5.00%, 07/01/21	520	536,234
Series C, 5.00%, 07/01/21,	200	206,244
State of Florida GO
Series A, 4.00%, 06/01/21,	305	311,616
Series A, 5.00%, 06/01/21	545	559,966
Series A, 5.00%, 07/01/21	460	474,421
Series B, 4.00%, 07/01/21,	45	46,114
Series B, 5.00%, 06/01/21	520	534,279
Series C, 5.00%, 06/01/21,	110	113,021
Series D, 5.00%, 06/01/21,	95	97,609
Series E, 5.00%, 06/01/21,	100	102,746

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series F, 5.00%, 06/01/21,	$150	$154,119
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/21	245	252,698
Series B, 5.00%, 07/01/21,	135	139,242
Tampa Bay Water RB, 5.00%, 10/01/21	65	67,808
Volusia County School Board COP, Series A, 5.00%, 08/01/21	35	36,222

		16,689,923

Georgia — 2.4%
City of Atlanta Department of Aviation RB
Series A, 4.00%, 01/01/21,	75	75,443
Series A, 5.00%, 01/01/21,	180	181,352
Series B, 5.00%, 01/01/21,	160	161,202
Series C, 5.25%, 01/01/21,	135	136,068
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21,	160	167,594
Series B, 5.00%, 11/01/21,	250	261,865
Columbia County School District GO, 5.00%, 04/01/21 (SAW)	160	163,134
County of Carroll GA GO, 5.00%, 06/01/21	280	287,722
Forsyth County School District GO, 5.00%, 02/01/21	75	75,875
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/21 (GTD),	170	172,672
Series A, 5.00%, 06/01/21,	150	154,164
Series B, 5.00%, 06/01/21,	510	524,158
Gwinnett County Development Authority COP, 5.25%, 01/01/21 (NPFGC)	25	25,202
Gwinnett County School District GO
5.00%, 02/01/21	585	591,815
5.00%, 08/01/21 (SAW),	200	207,092
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/21,	215	221,740
Series A, 5.25%, 07/01/21 (NPFGC),	250	258,250
Municipal Electric Authority of Georgia RB
Series A, 4.00%, 01/01/21,	10	10,057
Series A, 5.00%, 11/01/21,	50	52,245
Series B, 5.00%, 01/01/21	340	342,475
State of Georgia GO
Series A, 5.00%, 02/01/21,	250	252,925
Series A, 5.00%, 07/01/21,	80	82,530
Series A, 5.00%, 08/01/21,	200	207,122
Series A-1, 5.00%, 02/01/21,	110	111,287
Series C, 4.00%, 09/01/21,	225	232,049
Series C, 5.00%, 07/01/21,	580	598,345
Series C, 5.00%, 10/01/21,	275	286,985
Series C, 5.00%, 07/01/22 (PR 07/01/21),	150	154,764
Series D, 5.00%, 02/01/21,	140	141,638
Series E, 5.00%, 12/01/21,	145	152,473
Series E-2, 5.00%, 09/01/21,	15	15,594
Series I, 5.00%, 07/01/21,	470	484,866
Series I, 5.00%, 11/01/21,	130	136,183
Series J-1, 4.00%, 07/01/21,	450	461,259
Washington Wilkes Payroll Development Authority RB, 0.00%, 12/01/21, (ETM)(a)	220	218,702

		7,606,847

Hawaii — 2.0%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 4.00%, 07/01/21,	245	251,032
Series A, 5.00%, 07/01/21,	145	149,478
Series A, 5.25%, 07/01/36 (PR 07/01/21),	900	930,069
Series B, 4.00%, 07/01/21,	55	56,354

Security	Par (000)	Value

Hawaii (continued)
Series B, 5.00%, 07/01/21,	$65	$67,029
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/21,	100	104,301
Series B, 4.00%, 10/01/21,	150	155,088
Series B, 5.00%, 10/01/21,	60	62,581
Series C, 4.00%, 11/01/21,	100	103,702
Series C, 5.00%, 10/01/21	415	432,849
County of Hawaii HI GO, Series A, 5.00%, 09/01/21	255	264,726
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/21	490	505,298
State of Hawaii GO
Series DZ, 5.00%, 12/01/29 (PR 12/01/21),	540	567,648
Series DZ, 5.00%, 12/01/30 (PR 12/01/21),	395	415,224
Series DZ-2016, 5.00%, 12/01/26 (PR 12/01/21),	150	157,680
Series DZ-2017, 5.00%, 12/01/21,	70	73,560
Series DZ-2017, 5.00%, 12/01/21 (ETM),	25	26,266
Series EA, 4.00%, 12/01/21,	30	31,203
Series EE, 5.00%, 11/01/21,	80	83,754
Series EF, 5.00%, 11/01/21,	485	507,761
Series EH-2017, 5.00%, 08/01/21,	195	201,852
Series EY, 5.00%, 10/01/21,	250	260,750
Series EZ, 5.00%, 10/01/21,	70	73,010
Series FB, 5.00%, 04/01/21,	100	101,941
Series FE, 5.00%, 10/01/21,	355	370,265
Series FH, 5.00%, 10/01/21,	150	156,450
Series FN, 5.00%, 10/01/21,	10	10,430
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/21	95	95,723

		6,216,024

Illinois — 2.2%
Chicago Midway International Airport RB, Series B, 5.00%, 01/01/21	245	246,597
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21),	100	100,890
Series 2015-B, 5.00%, 01/01/21,	290	291,978
Series A, 5.00%, 01/01/21,	65	65,443
Series B, 5.00%, 01/01/21,	515	518,512
Series B, 6.00%, 01/01/41 (PR 01/01/21),	915	923,555
Series C, 5.00%, 01/01/21,	325	327,217
Chicago Transit Authority RB, 5.00%, 06/01/21	200	204,808
DuPage County Forest Preserve District GO, 5.00%, 01/01/21	40	40,304
Illinois Finance Authority RB
5.00%, 01/01/21,	110	110,837
5.00%, 07/01/21	275	283,586
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/21,	250	262,355
Series D, 5.00%, 01/01/21,	160	161,184
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM),	40	41,158
Series A, 6.00%, 07/01/21 (NPFGC),	25	25,869
State of Illinois GO
4.00%, 02/01/21,	75	75,488
4.00%, 09/01/21,	75	76,535
5.00%, 02/01/21,	110	110,982
5.00%, 06/01/21,	195	199,023
5.00%, 07/01/21,	200	204,678
5.00%, 08/01/21,	390	400,175
Series A, 5.00%, 06/01/21,	525	535,894
Series A, 5.00%, 12/01/21,	300	310,776
Series B, 5.00%, 10/01/21,	200	206,234

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series B, 5.25%, 01/01/21,	$215	$216,357
Series D, 5.00%, 11/01/21,	720	736,279
State of Illinois RB, 5.00%, 06/15/21	190	194,005

		6,870,719

Indiana — 0.6%
Ball State University RB, Series R, 5.00%, 07/01/21	175	180,463
Indiana Finance Authority RB
Series A, 4.00%, 02/01/21,	100	100,923
Series A, 4.00%, 10/01/21,	100	103,373
Series A, 5.00%, 05/01/21,	45	45,990
Series A, 5.00%, 10/01/21,	175	182,493
Series A, 5.00%, 12/01/21,	315	330,498
Series C, 5.00%, 12/01/21,	135	141,928
Indiana University RB
Series A, 5.00%, 06/01/21,	45	46,241
Series U, 5.00%, 08/01/21,	120	124,264
Series W-2, 5.00%, 08/01/21,	320	331,370
Indianapolis Local Public Improvement Bond Bank RB, Series K, 5.00%, 06/01/21 (AGM)	50	51,350
Purdue University RB
Series CC, 5.00%, 07/01/21,	65	67,051
Series DD, 5.00%, 07/01/21,	45	46,420

		1,752,364

Iowa — 0.4%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/21	265	272,309
City of Des Moines IA GO, Series E, 5.00%, 06/01/21	180	184,964
Iowa Finance Authority RB, 5.00%, 08/01/21	425	440,100
State of Iowa Board of Regents RB, 4.00%, 09/01/21	135	139,046
State of Iowa RB, Series A, 5.00%, 06/01/21	150	154,137

		1,190,556

Kansas — 0.4%
City of Wichita KS GO, Series 811, 5.00%, 06/01/21	150	154,137
Kansas Development Finance Authority RB, Series C, 5.00%, 05/01/21	40	40,914
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 5.00%, 10/01/21	100	104,329
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/21,	435	452,221
Series B, 5.00%, 09/01/21,	625	649,744

		1,401,345

Louisiana — 0.4%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/21	25	26,156
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 4.00%, 05/01/21	20	20,367
State of Louisiana GO
Series A, 4.00%, 09/01/21,	225	231,914
Series A, 5.00%, 02/01/21,	15	15,173
Series A, 5.00%, 08/01/21,	190	196,663
Series C, 5.00%, 07/15/21,	300	309,894
State of Louisiana RB, Series A, 5.00%, 09/01/21	310	321,876

		1,122,043

Maine — 0.5%
City of Portland ME GOL, 4.00%, 04/01/21	310	314,811
Maine Municipal Bond Bank RB
Series B, 5.00%, 11/01/21,	215	225,092
Series C, 5.00%, 11/01/21	405	424,011
Maine Turnpike Authority RB, 5.00%, 07/01/21	130	134,068

Security	Par (000)	Value

Maine (continued)
State of Maine GO, Series B, 5.00%, 06/01/21	$370	$380,204

		1,478,186

Maryland — 4.3%
City of Baltimore MD GO, Series B, 5.00%, 10/15/21	310	324,055
City of Baltimore MD RB
Series A, 5.00%, 07/01/21	475	489,761
Series D, 5.00%, 07/01/21,	290	299,152
County of Anne Arundel MD GOL
4.00%, 04/01/21,	400	406,208
5.00%, 04/01/21,	50	50,982
County of Baltimore MD COP, 5.00%, 10/01/21	125	130,318
County of Baltimore MD GO
5.00%, 08/01/21,	300	310,659
Series B, 4.50%, 09/01/21,	60	62,122
County of Carroll MD GO, 5.00%, 11/01/21	100	104,746
County of Harford MD GO, 5.00%, 09/15/21	240	249,926
County of Montgomery MD GO
Series A, 5.00%, 07/01/21,	160	165,050
Series A, 5.00%, 11/01/21	1,520	1,592,139
County of Prince George’s MD GO, Series A, 5.00%, 09/15/21	500	520,680
County of Prince George’s MD GOL
Series A, 5.00%, 09/01/21,	180	187,112
Series B, 4.00%, 07/15/21,	500	513,210
Maryland Health & Higher Educational Facilities Authority RB
Series A, 5.00%, 07/01/21,	25	25,777
Series B, 5.00%, 07/01/21,	90	92,840
Maryland State Transportation Authority RB, 5.00%, 07/01/21	370	381,651
Maryland Water Quality Financing Administration Revolving Loan Fund RB, 5.00%, 03/01/21	125	126,956
State of Maryland Department of Transportation RB
5.00%, 02/01/21,	250	252,918
5.00%, 06/01/21,	95	97,620
5.00%, 09/01/21,	730	758,842
5.00%, 10/01/21,	50	52,174
5.00%, 12/01/21,	105	110,400
5.00%, 02/15/24 (PR 02/15/21),	2,500	2,534,175
State of Maryland GO
First Series, 5.00%, 06/01/21,	400	411,056
First Series A, 5.00%, 03/01/21,	120	121,882
First Series C, 4.00%, 08/15/21,	250	257,413
First Series C, 5.00%, 08/01/21,	655	678,325
Series A, 5.00%, 03/01/24 (PR 03/01/21),	195	198,085
Series B, 5.00%, 08/01/21,	105	108,739
Series C, 5.00%, 08/01/21,	1,130	1,170,239
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/21 (GTD)	585	601,135

		13,386,347

Massachusetts — 3.2%
Commonwealth of Massachusetts GO, Series A, 5.00%, 07/01/21	110	113,472
Commonwealth of Massachusetts GOL
Series A, 4.00%, 07/01/21,	350	358,736
Series A, 5.00%, 03/01/21,	125	126,956
Series A, 5.00%, 04/01/22 (PR 04/01/21),	200	203,968
Series A, 5.00%, 04/01/27 (PR 04/01/21),	550	560,912
Series A, 5.25%, 08/01/21,	695	720,986
Series B, 5.00%, 08/01/21,	445	460,811
Series B, 5.25%, 08/01/21,	275	285,282
Series B, 5.25%, 08/01/21 (AGM),	200	207,478

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.25%, 09/01/21 (AGM),	$290	$302,055
Series C, 5.00%, 10/01/21,	260	271,305
Series D, 5.00%, 10/01/24 (PR 10/01/21),	350	365,218
Series D, 5.00%, 10/01/26 (PR 10/01/21),	1,435	1,497,394
Series E, 4.00%, 09/01/21,	125	128,905
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/21 (AGM)	200	206,094
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25 (PR 06/01/21)	450	462,546
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/21(a),	200	199,380
Series A, 4.00%, 07/01/21,	150	153,733
Series A, 5.00%, 07/01/21,	150	154,723
Series C, 5.25%, 07/01/21,	40	41,326
Series C, 5.50%, 07/01/21,	200	206,958
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21,	35	36,309
Series 2014, 5.00%, 08/01/21,	600	621,318
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/21 (NPFGC)(a)	95	94,895
Massachusetts Development Finance Agency RB, Series B-3, 5.00%, 01/01/21	100	100,776
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 02/15/21	35	35,498
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/21 (ETM),	40	41,030
Series A, 5.00%, 08/15/21,	550	570,564
Series A, 5.00%, 08/15/21 (ETM),	65	67,414
Series B, 4.00%, 10/15/21,	75	77,689
Series B, 5.00%, 10/15/21,	315	329,282
Series C, 5.00%, 08/15/21 (ETM),	105	108,943
Massachusetts Water Resources Authority RB
Series F, 5.00%, 08/01/21,	160	165,685
Series J, 5.50%, 08/01/21 (AGM),	365	379,326
University of Massachusetts Building Authority RB
5.00%, 11/01/21,	120	125,658
Series 1, 4.00%, 11/01/21,	50	51,861
Series 2, 5.00%, 11/01/21,	35	36,654

		9,871,140

Michigan — 1.7%
Michigan Finance Authority RB
5.00%, 08/01/21,	70	72,273
5.00%, 10/01/21	1,275	1,330,322
Michigan State Building Authority RB
5.00%, 10/15/21,	100	104,514
Series I, 5.00%, 04/15/21,	275	280,882
Series I, 5.00%, 10/15/21,	470	491,216
Series I-A, 5.00%, 10/15/21	160	167,223
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/21	250	258,745
Michigan Strategic Fund RB
5.00%, 10/15/21,	55	57,192
Series CC, VRDN, 1.45%, 09/01/30(b)(c),	100	100,353
Royal Oak School District GO, 5.00%, 05/01/21	100	102,351
State of Michigan GO
Series A, 5.00%, 12/01/21	270	283,887
Series B, 5.00%, 11/01/21,	235	246,153
State of Michigan RB, 5.00%, 03/15/21	125	127,025
State of Michigan Trunk Line Revenue RB 5.00%, 11/15/21	840	881,512

Security	Par (000)	Value

Michigan (continued)
5.25%, 11/01/21 (AGM),	$125	$131,255
5.50%, 11/01/21 (AGM),	490	515,735

		5,150,638

Minnesota — 1.5%
County of Hennepin MN GO, Series C, 5.00%, 12/01/21	250	262,857
Metropolitan Council GO
Series B, 5.00%, 09/01/21,	75	77,963
Series C, 5.00%, 03/01/21,	120	121,878
Series E, 5.00%, 09/01/21,	800	831,608
Minnesota Municipal Power Agency RB, Series A, 4.00%, 10/01/21	10	10,332
South Washington County Independent School District No. 833/MN GO, Series B, 5.00%, 02/01/21	150	151,713
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/21 (NPFGC)(a)	40	39,970
State of Minnesota COP, 5.00%, 06/01/21	55	56,514
State of Minnesota GO
Series A, 5.00%, 08/01/21	325	336,573
Series B, 5.00%, 08/01/21,	150	155,341
Series B, 5.00%, 10/01/21,	290	302,609
Series D, 5.00%, 08/01/21	225	233,013
Series D, 5.00%, 10/01/21,	245	255,677
Series E, 5.00%, 10/01/21,	350	365,253
Series F, 5.00%, 10/01/21,	395	412,214
State of Minnesota RB, Series A, 5.00%, 06/01/21	135	138,715
University of Minnesota RB
Series B, 5.00%, 12/01/21,	300	315,294
Series D, 5.00%, 12/01/36 (PR 12/01/21),	500	525,325

		4,592,849

Mississippi — 0.9%
Mississippi Development Bank RB, 5.00%, 01/01/21	55	55,409
State of Mississippi GO
Series A, 5.00%, 10/01/29 (PR 10/01/21),	500	521,740
Series A, 5.00%, 10/01/36 (PR 10/01/21),	945	986,089
Series A, 5.25%, 11/01/21,	340	356,980
Series C, 5.00%, 10/01/21,	155	161,739
Series F, 5.00%, 11/01/21,	340	356,136
Series F, 5.25%, 10/01/21,	50	52,288
Series H, 4.00%, 12/01/21,	165	171,710

		2,662,091

Missouri — 0.3%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21,	225	230,290
Series B, 5.00%, 05/01/21,	120	122,821
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 07/01/21	525	541,569
University of Missouri RB, Series A, 5.00%, 11/01/21	160	167,576

		1,062,256

Montana — 0.0%
State of Montana GO, 5.00%, 08/01/21	20	20,709

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/21	275	285,865
City of Omaha NE GO
5.25%, 04/01/21,	130	132,686
Series A, 5.00%, 04/15/21,	100	102,149
Series B, 5.00%, 11/15/21,	280	293,807
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/21	45	47,219

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/21	$200	$209,840
Nebraska Public Power District RB 5.00%, 07/01/21,	50	51,571
Series A, 5.00%, 01/01/21	450	453,447
Series B, 5.00%, 01/01/21,	90	90,690
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 4.00%, 02/01/21	50	50,448
Omaha Public Power District RB
Series B, 5.00%, 02/01/21,	155	156,790
Series C, 5.00%, 02/01/21,	100	101,155
University of Nebraska Facilities Corp. RB, Series A, 5.00%, 07/15/21	200	206,640
University of Nebraska RB
5.00%, 07/01/21,	70	72,223
Series A, 5.00%, 07/01/21,	65	67,064

		2,321,594

Nevada — 1.3%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/21	130	133,548
Clark County School District GOL
Series A, 5.00%, 06/15/21	360	369,803
Series B, 5.00%, 06/15/21,	200	205,446
Series D, 5.00%, 06/15/21,	65	66,770
County of Clark Department of Aviation RB
5.00%, 07/01/21,	135	138,939
Series A, 5.00%, 07/01/21,	175	179,989
Series B, 5.00%, 07/01/21,	100	102,918
Series C, 5.00%, 07/01/21,	145	149,231
County of Clark NV GOL
5.00%, 06/01/21,	120	123,224
5.00%, 11/01/21	385	402,795
County of Clark NV RB
5.00%, 07/01/21,	655	675,226
Series A, 5.00%, 07/01/21,	500	515,440
Las Vegas Valley Water District GOL, Series B, 5.00%, 12/01/21	100	105,087
Nevada System of Higher Education RB
4.00%, 07/01/21,	75	76,720
Series A, 4.00%, 07/01/21,	50	51,147
Series A, 5.00%, 07/01/21,	100	102,952
State of Nevada GOL
Series A, 5.00%, 04/01/21,	205	208,955
Series A, 5.00%, 08/01/21	100	103,492
Series B, 5.00%, 11/01/21,	245	256,424
Series D, 5.00%, 06/01/21,	40	41,084
Series E, 5.00%, 06/01/21,	115	118,118
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/21	70	73,537

		4,200,845

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/21	100	103,115
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/21,	70	72,589
Series D, 5.00%, 08/15/21,	70	72,617
State of New Hampshire GO, Series B, 5.00%, 11/01/21	75	78,559

		326,880

New Jersey — 1.3%
County of Bergen NJ GO, 5.00%, 10/15/21	100	104,534

Security	Par (000)	Value

New Jersey (continued)
County of Monmouth NJ GO, 4.00%, 03/01/21	$200	$202,476
New Jersey Building Authority RB
Series A, 5.00%, 06/15/21,	100	102,584
Series A, 5.00%, 06/15/21 (ETM),	5	5,146
New Jersey Economic Development Authority RB
5.00%, 03/01/21 (ETM),	50	50,783
Series B, 5.00%, 11/01/21 (SAP),	440	458,132
Series DDD, 5.00%, 06/15/21,	200	205,168
Series II, 5.00%, 03/01/21,	25	25,396
Series KK, 5.00%, 03/01/21,	20	20,316
Series NN, 5.00%, 03/01/21,	235	238,229
Series UU, 5.00%, 06/15/21,	230	235,943
Series XX, 5.00%, 06/15/21 (SAP),	790	810,414
New Jersey Educational Facilities Authority RB, Series 2014-A, 5.00%, 09/01/21	35	36,201
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/21 (SAP),	120	123,101
Series A-1, 5.00%, 06/15/21,	100	102,251
Series AA, 5.00%, 06/15/21 (SAP),	115	117,972
Series B, 5.00%, 06/15/21,	135	138,488
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/21,	125	125,971
Series C, 5.00%, 01/01/21,	370	372,845
State of New Jersey GO
5.00%, 06/01/21	245	250,831
5.25%, 08/01/21,	160	165,198
Series T, 5.00%, 06/01/21,	195	199,641

		4,091,620

New Mexico — 0.8%
Albuquerque Municipal School District No. 12 GO, 5.00%, 08/01/21	100	103,515
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/21	350	360,129
Series B, 5.00%, 06/15/21,	535	550,579
Series C, 5.00%, 06/01/21,	100	102,729
State of New Mexico GO, 5.00%, 03/01/21, (ETM)	260	264,061
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/21	620	639,524
Series B, 4.00%, 07/01/21,	230	235,725
Series B, 5.00%, 07/01/21,	80	82,443
University of New Mexico (The) RB, Series A, 5.00%, 06/01/21	100	102,640

		2,441,345

New York — 7.6%
City of New York NY GO
Series 1, 5.00%, 08/01/21,	50	51,731
Series A, 5.00%, 08/01/21,	90	93,115
Series A-1, 4.00%, 08/01/21,	200	205,436
Series A-1, 4.00%, 10/01/21,	645	666,214
Series A-1, 5.00%, 08/01/21	385	398,324
Series A-4, 5.00%, 08/01/21,	245	253,479
Series B, 5.00%, 08/01/21	345	356,941
Series C, 5.00%, 08/01/21	850	879,419
Series D, 5.00%, 08/01/21,	210	217,268
Series D-1, 5.00%, 08/01/21,	35	36,211
Series E, 4.00%, 08/01/21,	25	25,680
Series E, 5.00%, 08/01/21	335	346,594
Series F, 5.00%, 08/01/21,	200	206,922
Series G, 5.00%, 08/01/21,	140	144,845
Series H, 5.00%, 08/01/21,	345	356,940

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series I, 5.00%, 03/01/21,	$25	$25,383
Series I, 5.00%, 03/01/21 (ETM),	35	35,551
Series I, 5.00%, 08/01/21,	315	325,902
Series J, 5.00%, 08/01/21	715	739,746
County of Nassau NY GOL
Series A, 5.00%, 01/01/21,	35	35,253
Series A, 5.00%, 04/01/21,	50	50,923
Series C, 5.00%, 10/01/21,	150	156,128
Long Island Power Authority RB
5.00%, 09/01/21,	20	20,782
5.00%, 09/01/21 (ETM),	80	83,188
Series A, 0.00%, 06/01/21 (AGM)(a),	90	89,720
Series A, 5.00%, 05/01/21,	15	15,350
Series A, 5.00%, 05/01/21 (ETM),	135	138,208
Series B, 5.00%, 09/01/21	205	213,127
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/21,	30	31,176
Series A-1, 4.00%, 11/15/21 (ETM),	50	51,961
Series A-1, 5.00%, 11/15/21,	110	111,758
Series B, 5.00%, 11/15/21	290	294,634
Series B, 5.25%, 11/15/21 (NPFGC),	250	257,045
Series B, 5.25%, 11/15/21 (NPFGC FGIC),	100	102,817
Series B-2, 5.00%, 11/15/21,	210	213,356
Series B-4, 5.00%, 11/15/21	195	202,692
Series C, 5.00%, 11/15/21	280	284,474
Series C-1, 5.00%, 11/15/21,	120	121,918
Series D, 5.00%, 11/15/21,	255	259,075
Series E, 5.00%, 11/15/21	180	182,876
Series F, 4.00%, 11/15/21,	25	25,136
Series F, 5.00%, 11/15/21	335	340,353
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/21	50	52,444
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/21	40	41,739
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 5.00%, 07/15/21 (ETM SAW),	125	129,185
Series S-1, 5.00%, 07/15/21 (ETM SAW)	480	496,248
Series S-1, 5.00%, 07/15/21 (SAW),	100	103,312
Series S-2, 5.00%, 07/15/21 (ETM SAW),	15	15,491
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A, 5.00%, 11/01/21,	110	115,129
Series A-1, 5.00%, 11/01/21	475	497,149
Series B, 5.00%, 11/01/21,	100	104,663
Series B-1, 5.00%, 11/01/21,	100	104,663
Series C, 5.00%, 11/01/21	840	879,170
Series C-1, 5.00%, 05/01/21,	250	255,800
Series E, 5.00%, 11/01/21,	150	156,994
Series F-1, 5.00%, 05/01/21,	165	168,828
Series I, 5.00%, 05/01/21,	95	97,204
New York City Water & Sewer System RB
Series DD, 5.00%, 06/15/21,	125	128,704
Series EE, 4.00%, 06/15/21,	80	81,878
Series FF, 5.00%, 06/15/21,	150	154,445
New York Convention Center Development Corp. RB, 5.00%, 11/15/21	200	207,318
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	110	115,669

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB
0.00%, 08/01/21 (SAP)(a),	$80	$79,786
4.00%, 05/15/21,	90	91,803
5.00%, 08/15/21 (SAP),	150	155,162
Series A, 4.00%, 03/15/21,	100	101,358
Series A, 5.00%, 02/15/21,	205	207,733
Series A, 5.00%, 03/15/21	1,565	1,591,980
Series A, 5.00%, 07/01/21	260	268,232
Series A, 5.00%, 10/01/21 (AGM),	75	78,261
Series A, 5.00%, 10/01/21 (SAW),	215	224,348
Series A, 5.50%, 05/15/21 (AMBAC NPFGC),	100	102,758
Series B, 4.00%, 10/01/21 (SAW),	225	232,738
Series B, 5.00%, 03/15/21,	800	813,792
Series B, 5.00%, 07/01/21,	110	113,479
Series C, 5.00%, 03/15/21,	200	203,448
Series D, 5.00%, 02/15/21	325	329,332
Series D, 5.00%, 08/15/21,	70	72,577
Series D, 5.00%, 10/01/21 (BAM SAW),	225	234,868
Series E, 4.00%, 03/15/21,	100	101,358
Series E, 5.00%, 03/15/21,	560	569,654
Series E, 5.00%, 08/15/21,	210	217,732
Series F, 5.00%, 10/01/21 (BAM SAW),	45	46,974
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 02/15/21,	25	25,340
Series A, 5.00%, 06/15/21	920	947,196
Series B, 5.00%, 06/15/21,	100	102,956
Series B, 5.00%, 11/15/21,	25	26,238
Series E, 5.00%, 05/15/21,	95	97,429
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21,	190	193,714
Series A-1, 5.00%, 04/01/21,	130	132,542
New York State Thruway Authority RB
Series A, 5.00%, 03/15/21	180	183,103
Series I, 5.00%, 01/01/21,	200	201,420
Series K, 4.00%, 01/01/21,	70	70,384
Series K, 5.00%, 01/01/21,	130	130,923
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/21	685	696,809
Series A-1, 5.00%, 03/15/21,	170	172,931
Series A-2, 5.50%, 03/15/21 (NPFGC),	135	137,576
Series D, 5.00%, 03/15/21,	350	356,034
Series E, 5.00%, 03/15/21,	70	71,207
Port Authority of New York & New Jersey RB
5.00%, 10/15/21,	130	135,639
Series 173, 4.00%, 12/01/21,	30	31,154
Series 175, 5.00%, 12/01/21,	55	57,706
Series 189, 5.00%, 05/01/21,	110	112,486
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/21	165	172,496
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC),	100	105,264
Series A, 4.00%, 11/15/21,	65	67,417
Series A, 5.00%, 01/01/21,	145	146,074
Series A, 5.00%, 11/15/21,	80	83,799
Series B, 4.00%, 11/15/21,	305	316,343
Series B, 5.00%, 11/15/21	320	335,197
Series C, 5.00%, 11/15/21,	175	183,311

		23,683,745

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina — 3.0%
City of Asheville NC Water System Revenue RB, 4.00%, 08/01/21	$50	$51,405
City of Charlotte NC COP, Series A, 5.00%, 12/01/21	495	519,903
City of Charlotte NC GO, 5.00%, 12/01/21	285	299,592
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21,	355	366,154
5.00%, 12/01/21,	50	52,560
City of Durham NC GO, Series C, 5.00%, 07/01/21	50	51,578
City of Raleigh NC Combined Enterprise System Revenue RB 5.00%, 03/01/21,	40	40,626
Series B, 5.00%, 12/01/21,	135	141,943
City of Raleigh NC GO
Series A, 4.00%, 09/01/21,	50	51,562
Series B, 5.00%, 04/01/21,	50	50,981
City of Raleigh NC RB, Series A, 5.00%, 10/01/21	40	41,739
County of Buncombe NC RB
5.00%, 06/01/21,	65	66,793
Series A, 5.00%, 06/01/21,	85	87,344
County of Cabarrus NC GO, 5.00%, 03/01/21	75	76,174
County of Durham NC GO
5.00%, 10/01/21,	160	166,957
5.00%, 11/01/21,	110	115,221
County of Forsyth NC GO
4.00%, 12/01/21,	10	10,407
5.00%, 07/01/21,	50	51,578
County of Guilford NC GO, Series D, 5.00%, 08/01/21	250	258,882
County of Mecklenburg NC GO
Series A, 5.00%, 04/01/21,	100	101,963
Series A, 5.00%, 09/01/21,	200	207,902
Series A, 5.00%, 12/01/21,	570	599,315
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/21	320	333,914
County of New Hanover NC GO
5.00%, 02/01/21,	200	202,334
5.00%, 08/01/21,	300	310,659
County of Wake NC GO
Series A, 5.00%, 05/01/21,	215	220,076
Series C, 5.00%, 03/01/21,	535	543,373
County of Wake NC RB, Series A, 5.00%, 12/01/21	75	78,857
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM),	745	750,789
Series B, 5.00%, 01/01/21 (ETM),	435	438,380
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/21	100	104,292
State of North Carolina GO
5.00%, 06/01/21,	430	441,885
Series A, 5.00%, 06/01/21,	225	231,219
Series C, 4.00%, 05/01/21,	490	499,173
Series C, 5.00%, 05/01/21,	120	122,839
Series D, 4.00%, 06/01/21,	100	102,187
State of North Carolina RB
5.00%, 03/01/21,	390	395,971
Series B, 5.00%, 06/01/21,	400	411,032
Series C, 5.00%, 05/01/29 (PR 05/01/21),	750	767,895
University of North Carolina at Chapel Hill RB, 0.00%, 08/01/21(a)	55	54,853
University of North Carolina at Greensboro RB, 5.00%, 04/01/21	80	81,520

		9,501,827

Ohio — 4.2%
American Municipal Power Inc. RB, Series A, 5.00%, 02/15/21	185	187,455

Security	Par (000)	Value

Ohio (continued)
City of Columbus OH GO
Series 1, 5.00%, 07/01/21,	$440	$453,886
Series 2012-3, 5.00%, 08/15/21,	225	233,413
Series A, 4.00%, 08/15/21,	115	118,401
Series A, 5.00%, 02/15/21,	110	111,488
Series A, 5.00%, 08/15/21,	305	316,404
City of Columbus OH GOL
Series 2012-4, 4.00%, 08/15/21,	20	20,591
Series B, 5.00%, 08/15/21,	70	72,617
Cleveland Department of Public Utilities Division of Water RB, Series Y, 5.00%, 01/01/21	70	70,538
Cleveland State University RB, 5.00%, 06/01/21	55	56,355
Columbus City School District GO, Series A, 5.00%, 12/01/21	105	110,376
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/21	250	256,895
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/21	545	572,419
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/21	150	151,142
Miami University/Oxford OH RB, 5.00%, 09/01/21	265	275,356
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/21	70	73,452
Ohio Higher Educational Facility Commission RB, 5.00%, 01/01/21	100	100,741
Ohio State Building Authority RB
5.00%, 10/01/21,	180	187,826
Series A, 5.00%, 10/01/21,	25	26,087
Ohio State University (The) RB
Series A, 5.00%, 06/01/21,	50	51,379
Series D, 5.00%, 12/01/21,	75	78,857
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.50%, 02/15/21 (NPFGC)	105	106,538
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/21,	305	313,430
Series C, 5.00%, 06/01/21,	200	205,528
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21,	25	25,691
5.00%, 12/01/21,	640	672,986
5.50%, 06/01/21,	250	257,633
Series B, 5.00%, 12/01/21,	150	157,731
State of Ohio GO
5.00%, 09/01/21,	150	155,927
Series A, 5.00%, 03/01/21,	100	101,565
Series A, 5.00%, 05/01/21,	130	133,069
Series A, 5.00%, 08/01/21,	85	88,020
Series A, 5.00%, 09/01/21,	50	51,976
Series A, 5.00%, 09/15/21	635	661,264
Series A, 5.00%, 02/01/29 (PR 08/01/21),	4,680	4,847,029
Series B, 5.00%, 08/01/21	525	543,653
Series B, 5.00%, 09/01/21,	135	140,334
Series C, 5.00%, 09/15/21,	165	171,824
Series R, 5.00%, 05/01/21,	20	20,474
Series T, 5.00%, 11/01/21,	200	209,532
State of Ohio RB
5.00%, 10/01/21,	60	62,558
Series A, 5.00%, 04/01/21,	250	254,813
Series A, 5.00%, 10/01/21,	210	218,954
Series B, 5.00%, 04/01/21	180	183,465

		13,109,672

Oklahoma — 0.9%
City of Oklahoma City OK GO, 5.00%, 03/01/21	515	523,060

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Grand River Dam Authority RB, Series A, 5.00%, 06/01/21	$730	$749,746
Oklahoma Capital Improvement Authority RB
5.00%, 10/01/21,	160	166,867
Series B, 5.00%, 07/01/21,	315	324,812
Series C, 5.00%, 07/01/21,	70	72,181
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/21	160	165,050
Oklahoma Development Finance Authority RB, Series A, 5.00%, 08/15/21	45	46,537
Oklahoma Turnpike Authority RB, Series A, 4.00%, 01/01/21	320	321,975
Oklahoma Water Resources Board RB, Series A, 5.00%, 04/01/21	145	147,846
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/21	150	154,581

		2,672,655

Oregon — 2.3%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 05/01/21,	150	153,542
Series A, 5.00%, 06/01/21,	490	503,514
Series A, 5.00%, 08/01/21,	245	253,705
Series A, 5.00%, 10/01/21,	60	62,609
Series B, 5.00%, 10/01/21,	100	104,348
City of Portland OR Water System Revenue RB, Series A, 4.00%, 10/01/21	100	103,439
City of Salem OR GO, 5.00%, 06/01/21	235	241,481
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/21 (GTD)	150	154,396
County of Multnomah OR GOL, 5.00%, 06/01/21	500	513,790
County of Washington OR GOL, 5.00%, 03/01/21	300	304,695
Lane Community College GO, 4.00%, 06/15/21 (GTD)	65	66,513
Marion & Clackamas Counties School District No. 4J Silver Falls/OR GO, 4.00%, 06/15/21 (GTD)	75	76,676
Metro/OR GO, Series A, 5.00%, 06/01/21	200	205,516
Oregon Health & Science University RB, Series A, 5.00%, 07/01/21	320	329,773
Oregon State Facilities Authority RB, Series A, 5.00%, 11/15/21	65	67,859
Oregon State Lottery RB
Series B, 5.00%, 04/01/21,	190	193,730
Series C, 4.00%, 04/01/21,	160	162,483
Series D, 5.00%, 04/01/21 (MO),	95	96,865
Portland Community College District GO, 5.00%, 06/15/21	205	211,035
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/21 (GTD)(a)	100	99,760
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/21	295	309,547
Series C, 5.00%, 11/15/21,	400	419,724
State of Oregon GO
Series C, 5.00%, 06/01/21,	200	205,516
Series D, 5.00%, 06/01/21,	540	554,893
Series F, 5.00%, 05/01/21,	340	348,027
Series H, 5.00%, 05/01/21,	350	358,263
Series J, 5.00%, 05/01/21,	80	81,889
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 10/01/21	150	156,381
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/21 (GTD),	540	555,827
Series B, 4.00%, 06/15/21 (GTD),	125	127,894

Security	Par (000)	Value

Oregon (continued)
Washington County Clean Water Services RB, Series A, 5.00%, 10/01/21	$55	$57,391

		7,081,081

Pennsylvania — 2.2%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/21	125	128,993
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/21	200	206,148
Commonwealth of Pennsylvania GO
5.00%, 01/01/21,	150	151,137
5.00%, 07/15/21,	120	123,949
First Series, 5.00%, 03/15/21,	1,000	1,017,240
First Series, 5.00%, 04/01/21,	40	40,774
First Series, 5.00%, 06/01/21,	225	231,113
First Series, 5.00%, 06/15/21,	200	205,798
First Series, 5.00%, 07/01/21	425	438,209
First Series, 5.00%, 08/15/21,	125	129,602
First Series, 5.00%, 09/15/21,	65	67,648
First Series, 5.00%, 11/15/21,	475	498,066
First Series, 5.00%, 11/15/24 (PR 11/15/21),	100	104,920
Second Series, 5.00%, 01/15/21,	400	403,764
Second Series, 5.00%, 07/01/21,	75	77,331
Second Series, 5.00%, 09/15/21,	200	208,148
Second Series, 5.00%, 10/15/21,	60	62,679
Series D, 5.00%, 08/15/21,	100	103,682
Series T, 5.00%, 07/01/21,	180	185,594
County of Chester PA GO, 5.00%, 11/15/21	30	31,479
Delaware County Authority RB, 5.00%, 08/01/21	160	165,306
Delaware River Port Authority RB, Series B, 5.00%, 01/01/21	130	130,926
Pennsylvania Higher Educational Facilities Authority RB
Series A, 5.00%, 05/01/21 (ETM),	15	15,354
Series A, 5.25%, 05/01/41 (PR 05/01/21),	1,000	1,024,840
Series AN, 5.00%, 06/15/21,	25	25,709
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21(a),	20	19,805
Series A, 5.00%, 12/01/21	320	336,200
Series A, 5.25%, 07/15/21 (AGM),	100	103,516
Series B, 5.00%, 12/01/23 (PR 12/01/21),	450	473,040
Township of Cranberry PA GO, 5.00%, 03/01/21	175	177,721

		6,888,691

Rhode Island — 0.7%
Rhode Island Commerce Corp RB, Series A, 5.00%, 06/15/21	255	261,990
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/21	770	800,353
Rhode Island Infrastructure Bank RB, Series B, 5.00%, 10/01/21	115	119,990
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 4.00%, 10/01/21,	145	149,972
Series C, 5.00%, 10/01/21,	180	187,826
State of Rhode Island GO
Series A, 5.00%, 05/01/21,	100	102,336
Series D, 5.00%, 08/01/21,	400	414,060

		2,036,527

South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/21	145	152,441
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.50%, 02/01/21	75	75,784
County of Charleston SC GO, Series A, 5.00%, 11/01/21	155	162,356

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
Horry County School District/SC GO, 5.00%, 03/01/21	$230	$233,615
SCAGO Educational Facilities Corp. for Picknes School District RB, 5.00%, 12/01/21	65	68,162
South Carolina Public Service Authority RB
Series B, 4.00%, 12/01/21,	55	57,194
Series B, 5.00%, 12/01/21,	165	173,191
Series B, 5.00%, 12/01/21 (ETM),	40	42,004
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/21,	440	458,097
Series B, 5.00%, 10/01/21,	300	312,339
State of South Carolina GO
Series A, 4.00%, 06/01/21,	290	296,325
Series A, 5.00%, 07/01/21 (SAW),	300	309,468

		2,340,976

Tennessee — 1.8%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/21	25	25,292
City of Johnson City TN GO, Series A, 5.00%, 06/01/21	200	205,516
City of Memphis TN GO, 5.00%, 06/01/21	500	513,790
County of Montgomery TN GO, 5.00%, 04/01/21	175	178,391
County of Shelby TN GO
Series A, 4.00%, 03/01/21,	120	121,486
Series A, 5.00%, 03/01/21,	200	203,130
Series A, 5.00%, 04/01/21,	250	254,907
County of Sumner TN GO
5.00%, 06/01/21,	125	128,448
5.00%, 12/01/21,	190	199,772
County of Williamson TN GO, Series A, 5.00%, 04/01/21	500	509,815
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series D, 4.00%, 10/01/21	340	351,533
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/21,	425	438,353
Series A, 5.00%, 01/01/21,	100	100,766
Series C, 5.00%, 07/01/21,	270	278,483
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series A, 5.25%, 01/01/21 (AGM)	50	50,409
State of Tennessee GO
Series A, 5.00%, 08/01/21	830	859,490
Series A, 5.00%, 09/01/21,	50	51,976
Series B, 5.00%, 08/01/21,	250	258,882
Series B, 5.00%, 11/01/21,	75	78,560
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/21	770	806,544

		5,615,543

Texas — 10.9%
Allen Independent School District GO, 5.00%, 02/15/21 (PSF)	100	101,350
Austin Independent School District GO
5.00%, 08/01/21 (PSF),	195	201,899
Series A, 5.00%, 08/01/21 (PSF),	125	129,423
Series B, 5.00%, 08/01/21,	50	51,773
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/21	220	222,893
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/21 (PSF)	100	101,350
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/21	50	50,360

Security	Par (000)	Value

Texas (continued)
Central Texas Turnpike System RB
First Series, 0.00%, 08/15/21 (AMBAC)(a),	$375	$374,092
Series A, 0.00%, 08/15/21 (AMBAC)(a),	100	99,446
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/21	120	125,827
City of Austin TX GOL 5.00%, 09/01/21	600	623,604
Series A, 4.00%, 09/01/21,	50	51,554
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	105	107,657
5.00%, 05/15/21 (ETM)	85	87,118
5.00%, 11/15/21	135	141,441
5.00%, 11/15/21 (ETM)	100	104,787
Series A, 5.00%, 05/15/21,	165	169,183
Series A, 5.00%, 11/15/21,	5	5,246
Series A, 5.00%, 11/15/21 (ETM),	20	20,952
City of Corpus Christi TX Utility System Revenue RB 5.00%, 07/15/21	155	160,123
Series C, 5.00%, 07/15/21,	50	51,653
City of Dallas TX GOL, 5.00%, 02/15/21	160	162,099
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/21,	65	67,839
Series A, 5.00%, 10/01/21,	110	114,804
City of Denton TX GO, 5.00%, 02/15/21	55	55,744
City of Denton TX GOL, 5.00%, 02/15/21	125	126,691
City of El Paso TX GOL, 4.00%, 08/15/21	110	113,120
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/21	75	76,174
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/21	80	81,082
City of Garland TX Electric Utility System Revenue RB, 5.00%, 03/01/21	85	86,301
City of Garland TX GOL, 5.00%, 02/15/21	115	116,556
City of Grand Prairie TX GOL, 5.00%, 02/15/21	180	182,435
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/21	775	798,405
City of Houston TX Combined Utility System Revenue RB Series B, 5.00%, 11/15/21,	110	115,365
Series C, 5.00%, 05/15/21,	180	184,534
Series D, 5.00%, 11/15/21	245	256,948
City of Houston TX GOL, Series A, 5.00%, 03/01/21	300	304,644
City of Lubbock TX GOL
5.00%, 02/15/21	190	192,570
Series A, 4.00%, 02/15/21,	420	424,494
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/21,	300	302,754
5.00%, 02/01/21	755	763,785
City of San Marcos TX GOL, 5.00%, 08/15/21	40	41,460
Clear Creek Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	100	101,350
Clifton Higher Education Finance Corp. RB, 5.00%, 03/01/21	80	81,238
Conroe Independent School District GO, 5.00%, 02/15/21 (PSF)	40	40,539
County of Denton TX GOL, 5.00%, 07/15/21	125	129,140
County of Fort Bend TX GO, 5.00%, 03/01/21	15	15,230
County of Harris TX GOL
Series A, 5.00%, 08/15/21,	55	57,061
Series A, 5.00%, 10/01/21,	95	99,140
Series B, 5.00%, 10/01/21,	100	104,358

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Harris TX RB
5.00%, 08/15/21,	$145	$150,350
Series A, 5.00%, 08/15/21,	125	129,613
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/21 (PSF),	120	121,280
5.00%, 02/15/21 (PSF),	50	50,675
Series A, 5.00%, 02/15/21 (PSF)	405	410,468
Series C, 5.00%, 02/15/21 (PSF),	100	101,350
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/21,	225	236,495
Series B, 4.00%, 12/01/21,	140	145,648
Series B, 5.00%, 12/01/21,	55	57,810
Dallas Independent School District GO, 4.00%, 08/15/21 (PSF)	70	72,064
Dallas/Fort Worth International Airport RB
Series E, 5.00%, 11/01/21,	150	156,765
Series F, 5.00%, 11/01/21,	180	188,118
Series G, 5.00%, 11/01/21,	85	88,834
Denton Independent School District GO, Series A, 5.00%, 08/15/21 (PSF)	100	103,731
DeSoto Independent School District GO, 0.00%, 08/15/21 (PSF)(a)	250	249,160
Edinburg Consolidated Independent School District/TX GO, 4.00%, 02/15/21 (PSF)	100	101,067
Fort Bend Independent School District GO 5.00%, 08/15/21 (PSF),	315	326,753
Series E, 5.00%, 02/15/21 (PSF),	170	172,295
Fort Worth Independent School District GO, 5.00%, 02/15/21 (PSF)	520	527,020
Frisco Independent School District GO
5.00%, 08/15/21 (PSF),	140	145,223
Series A, 4.50%, 08/15/21 (PSF),	70	72,338
Garland Independent School District GO, 5.00%, 02/15/21 (PSF)	100	101,350
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21 (PSF),	55	57,052
Series A, 5.00%, 08/15/21,	45	46,683
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21,	30	31,248
Series A, 5.00%, 11/15/21,	105	110,110
Harris County Flood Control District RB, Series A, 5.25%, 10/01/21	230	240,502
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/21	150	155,535
Houston Community College System GOL, 5.00%, 02/15/21	230	233,077
Houston Community College System RB, 5.00%, 04/15/21	100	102,126
Houston Independent School District GOL, 5.00%, 02/15/21 (PSF)	250	253,375
Katy Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	315	319,252
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/21 (PSF)	285	295,633
Klein Independent School District GO, Series B, 5.00%, 08/01/21	100	103,530
Laredo Community College District GOL, 5.00%, 08/01/21	65	67,285
Leander Independent School District GO 0.00%, 08/15/21 (PSF)(a),	175	174,617
Series A, 0.00%, 08/15/21 (PSF)(a),	500	498,905
Series B, 0.00%, 08/15/21(a),	150	149,555
Series D, 0.00%, 08/15/21 (PSF)(a),	50	49,891

Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District GO
Series A, 5.00%, 08/15/21 (PSF),	$150	$155,596
Series B, 4.00%, 08/15/21,	285	293,427
Lone Star College System GOL
5.00%, 02/15/21,	285	288,856
Series A, 5.00%, 08/15/21,	145	150,422
Longview Independent School District GO, 5.00%, 02/15/21 (PSF)	70	70,945
Lower Colorado River Authority RB
5.00%, 05/15/21	350	358,855
Series A, 5.00%, 05/15/21	355	363,982
Series B, 5.00%, 05/15/21	180	184,554
Magnolia Independent School District/TX GO, 5.00%, 08/15/21	60	62,243
Manor Independent School District GO
5.00%, 08/01/21 (PSF),	5	5,177
5.00%, 08/01/21 (ETM) (PSF),	10	10,345
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21,	145	151,761
Series B, 5.00%, 11/01/21,	230	240,725
Midland Independent School District GO, 5.00%, 02/15/21 (PSF)	50	50,675
North East Independent School District/TX GO, 5.25%, 02/01/21 (PSF)	115	116,410
North Texas Municipal Water District RB, 5.00%, 06/01/21	900	925,038
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/21	480	499,128
North Texas Tollway Authority RB
6.00%, 01/01/43 (PR 01/01/21),	550	555,098
Series A, 5.00%, 01/01/21	395	397,959
Series A, 5.00%, 09/01/21 (ETM),	20	20,783
Series A, 5.50%, 09/01/36 (PR 09/01/21),	820	855,506
Series D, 5.00%, 09/01/28 (PR 09/01/21),	800	831,336
Series D, 5.00%, 09/01/29 (PR 09/01/21),	155	161,071
Series D, 5.00%, 09/01/32 (PR 09/01/21),	270	280,576
Series D, 5.25%, 09/01/27 (PR 09/01/21),	1,500	1,561,845
Northside Independent School District GO
5.00%, 08/15/21 (PSF),	265	274,887
Series A, 4.00%, 08/15/21 (PSF),	40	41,180
Northwest Independent School District GO, 5.00%, 02/15/21 (PSF)	40	40,547
Pasadena Independent School District GO, 5.00%, 02/15/21 (PSF)	110	111,485
Permanent University Fund - Texas A&M University System RB, 5.00%, 07/01/21	130	134,120
Permanent University Fund - University of Texas System RB, Series A, 5.00%, 07/01/21	160	165,050
Pflugerville Independent School District GO, 5.00%, 02/15/21 (PSF)	50	50,675
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/21	125	130,353
Richardson Independent School District GO, 4.00%, 02/15/21 (PSF)	300	303,252
San Antonio Water System RB
5.00%, 05/15/21,	100	102,535
Series A, 5.00%, 05/15/21,	50	51,268
Series A, 5.00%, 05/15/21 (ETM),	5	5,126
Series B, 5.00%, 05/15/21	160	164,057
Santa Fe Independent School District/TX GO, 5.00%, 02/15/21 (PSF)	345	349,657

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
South Texas College GOL, 5.00%, 08/15/21	$70	$72,617
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/21	140	145,956
Spring Branch Independent School District GO, Series B, 5.00%, 02/01/21 (PSF)	115	116,340
Spring Independent School District GO, 5.00%, 08/15/21 (PSF)	250	259,327
State of Texas GO
5.00%, 04/01/21,	490	499,599
5.00%, 10/01/21,	305	318,234
Series A, 5.00%, 04/01/21,	500	509,795
Series A, 5.00%, 08/01/21,	35	36,241
Series A, 5.00%, 10/01/21	620	646,902
Series C, 5.00%, 08/01/21,	20	20,709
Series D, 5.00%, 05/15/21,	200	205,082
Series G, 5.00%, 08/01/21,	100	103,546
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 12/01/21	90	94,378
Tarrant Regional Water District RB
5.00%, 03/01/21,	120	121,870
6.00%, 09/01/21,	250	261,900
Series A, 5.00%, 03/01/21,	65	66,013
Texas Public Finance Authority RB, 5.00%, 02/01/21	350	354,077
Texas State University System RB
4.50%, 03/15/21,	15	15,233
5.00%, 03/15/21,	125	127,170
Series A, 5.00%, 03/15/21,	1,000	1,017,360
Texas Transportation Commission State Highway Fund RB 5.00%, 10/01/21,	585	610,436
Series A, 5.00%, 04/01/21,	680	693,348
Texas Water Development Board RB
Series A, 5.00%, 04/15/21,	230	234,963
Series A, 5.00%, 10/15/21,	275	287,521
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/21	195	201,928
Tyler Independent School District GO, 5.00%, 02/15/21 (PSF)	150	152,025
University of Houston RB, Series A, 5.00%, 02/15/21	150	151,995
University of North Texas System RB, Series A, 5.00%, 04/15/21	265	270,573
University of Texas System (The) RB
Series A, 4.00%, 08/15/21,	90	92,676
Series B, 4.00%, 08/15/21,	80	82,378
Series B, 5.00%, 08/15/21,	155	160,820
Series C, 5.00%, 08/15/21,	280	290,514
Series D, 5.00%, 08/15/21,	150	155,559
Series I, 5.00%, 08/15/21,	260	269,763

		33,937,727

Utah — 1.0%
Central Utah Water Conservancy District GOL, Series C, 5.00%, 04/01/21	105	107,061
County of Salt Lake UT RB, Series A, 5.00%, 02/01/21	75	75,861
Intermountain Power Agency RB, Series A, 5.00%, 07/01/21	295	303,809
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/21	100	102,496
State of Utah GO
5.00%, 07/01/21	475	489,991
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21),	860	887,021
Series A, 4.00%, 07/01/21,	35	35,874
Series A, 5.00%, 07/01/22 (PR 07/01/21),	95	97,985
Series A, 5.00%, 07/01/26 (PR 07/01/21),	400	412,568

Security	Par (000)	Value

Utah (continued)
University of Utah (The) RB, Series A, 5.00%, 08/01/21	$175	$181,218
Utah State Building Ownership Authority RB, 5.00%, 05/15/21	415	425,566
Utah Transit Authority RB, Series A, 5.00%, 06/15/21	105	108,025

		3,227,475

Vermont — 0.2%
Vermont Municipal Bond Bank RB, Series 3, 5.00%, 12/01/21	565	594,058

Virginia — 6.2%
City of Alexandria VA GO, Series A, 5.00%, 07/15/21 (SAW)	35	36,169
City of Norfolk VA GO, 5.00%, 08/01/21 (SAW)	80	82,842
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/21	150	157,119
City of Richmond VA GO, Series B, 5.00%, 07/15/21	145	149,845
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/21 (SAW)	75	78,075
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/21	140	143,861
County of Arlington VA GO
Series A, 4.00%, 08/01/29 (PR 08/01/21),	2,000	2,056,500
Series A, 5.00%, 08/01/21,	155	160,568
Series A, 5.00%, 08/15/21,	210	217,936
Series C, 5.00%, 08/15/22 (PR 02/15/21) (SAW),	1,100	1,115,037
County of Chesterfield VA GO, Series B, 5.00%, 01/01/21 (SAW)	200	201,538
County of Fairfax VA GO
Series A, 5.00%, 10/01/21 (SAW)	920	959,827
Series A, 5.00%, 10/01/25 (PR 10/01/21) (SAW),	1,250	1,304,350
Series A, 5.00%, 10/01/29 (PR 10/01/21) (SAW),	1,100	1,147,828
Series B, 5.00%, 04/01/21 (SAW),	115	117,248
Series C, 5.00%, 10/01/21 (SAW),	350	365,152
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/24 (PR 07/15/21)	580	599,505
County of Henrico VA GO, 5.00%, 07/15/21	380	392,696
County of Loudoun VA GO
Series A, 5.00%, 12/01/21,	40	42,048
Series A, 5.00%, 12/01/21 (SAW)	645	678,024
Fairfax County Economic Development Authority RB, Series A, 5.00%, 10/01/21	80	83,478
Virginia College Building Authority RB
Series 2, 5.00%, 09/01/21,	85	88,358
Series A, 5.00%, 02/01/21	705	713,227
Series A, 5.00%, 09/01/21	355	369,026
Series D, 5.00%, 02/01/21 (HERBIP),	250	252,918
Series E-1, 5.00%, 02/01/21,	170	171,984
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21,	100	101,739
5.00%, 05/15/21	825	845,873
5.00%, 09/15/21,	340	353,971
5.00%, 05/15/25 (PR 05/15/21) (SAP),	1,175	1,205,245
5.00%, 05/15/32 (PR 05/15/21) (SAP),	1,600	1,641,184
Series B, 5.00%, 03/15/21,	130	132,261
Series B, 5.00%, 09/15/21,	75	78,082
Virginia Public Building Authority RB, Series B, 5.00%, 08/01/21	395	409,034
Virginia Public School Authority RB
5.00%, 01/15/21 (SAW),	125	126,184
5.00%, 08/01/21 (SAW)	200	207,069
Series A, 5.00%, 08/01/21 (SAW),	35	36,233
Series B, 4.00%, 08/01/26 (PR 08/01/21) (NPFGC),	525	539,831
Series B, 5.00%, 08/01/21 (NPFGC)	185	191,517
Series C, 5.00%, 08/01/21 (SAW),	100	103,523
Series IV, 5.00%, 04/15/21,	105	107,237

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Resources Authority Clean Water Revolving Fund RB
5.00%, 10/01/21,	$385	$401,813
Series B, 5.00%, 10/01/21,	190	198,297
Virginia Resources Authority RB
5.00%, 11/01/21,	405	424,302
Series B, 5.00%, 11/01/21	240	251,438
Series B, 5.00%, 11/01/21 (SAW),	30	31,430
Series C, 5.00%, 11/01/21,	100	104,766

		19,176,188

Washington — 5.7%
Auburn School District No. 408 of King & Pierce Counties GO, Series B, 4.00%, 12/01/21 (GTD)	75	78,050
Central Puget Sound Regional Transit Authority RB
Series P-1, 5.00%, 02/01/21,	165	166,922
Series S-1, 5.00%, 11/01/21,	300	314,205
City of Bellevue WA GOL, 5.00%, 12/01/21	525	552,000
City of Seattle WA GO, 5.00%, 12/01/21	460	483,607
City of Seattle WA GOL
4.50%, 03/01/21,	50	50,699
5.00%, 09/01/21,	110	114,336
Series A, 5.00%, 11/01/21,	425	445,124
City of Seattle WA Municipal Drainage & Wastewater Revenue RB
5.00%, 04/01/21,	115	117,257
5.00%, 09/01/21,	70	72,766
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21,	295	306,655
Series A, 5.00%, 02/01/21,	180	182,101
Series B, 5.00%, 04/01/21,	300	305,889
Series C, 5.00%, 09/01/21,	75	77,963
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21,	120	122,833
5.00%, 09/01/21,	700	727,657
City of Tacoma WA Electric System Revenue RB, Series A, 5.00%, 01/01/21	250	251,902
City of Vancouver WA GOL, Series B, 5.00%, 12/01/21	245	257,600
Clark County Public Utility District No. 1 RB, Series A, 5.00%, 01/01/21	205	206,570
County of Clark WA GOL, 5.00%, 12/01/21	50	52,572
County of King WA GO, 5.00%, 12/01/21	125	131,429
County of King WA GOL
5.00%, 01/01/21,	50	50,385
5.00%, 06/01/21,	80	82,206
5.00%, 07/01/21,	160	165,050
5.00%, 12/01/21,	60	63,086
Series B, 5.00%, 12/01/21,	115	120,914
Series E, 4.00%, 06/01/21,	100	102,181
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/21,	80	80,615
Series B, 4.00%, 01/01/21,	150	150,912
Series B, 5.00%, 07/01/21	325	335,257
Series B, 5.00%, 01/01/31 (PR 01/01/21),	1,560	1,571,872
Series C, 5.00%, 01/01/35 (PR 01/01/21),	210	211,632
County of Pierce WA GOL, Series A, 5.00%, 08/01/21	115	119,007
County of Snohomish WA GOL, 5.00%, 12/01/21	210	220,683
Energy Northwest RB, Series A, 5.00%, 07/01/21	565	582,639
Franklin County School District No. 1 Pasco GO, 4.00%, 12/01/21 (GTD)	180	187,261
King County Public Hospital District No. 2 GO, 5.00%, 12/01/21	50	52,572

Security	Par (000)	Value

Washington (continued)
King County School District No. 405 Bellevue GO, Series A, 5.00%, 12/01/21 (GTD)	$175	$184,019
Lewis County Public Utility District No. 1 RB, 5.00%, 10/01/21	45	46,957
Pierce County School District No. 416 White River GO, 5.00%, 12/01/21 (GTD)	50	52,572
Pierce County School District No. 83 University Place GO, 4.00%, 12/01/21 (GTD)	100	104,067
Port of Seattle WA RB
Series A, 4.00%, 08/01/21,	140	143,615
Series A, 5.00%, 08/01/21,	150	154,986
Series A, 5.25%, 07/01/21 (NPFGC),	235	242,771
Series B, 5.00%, 03/01/21,	165	167,516
Public Utility District No. 1 of Cowlitz County WA RB, Series A, 5.00%, 09/01/21	25	25,966
Snohomish County Public Utility District No. 1 RB, 4.00%, 12/01/21	195	202,843
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/01/21 (GTD)	180	189,258
Snohomish County School District No. 2 Everett GO
4.00%, 12/01/21 (GTD),	100	104,089
5.00%, 12/01/21 (GTD),	210	220,846
State of Washington COP
5.00%, 07/01/21,	100	103,122
Series A, 5.00%, 07/01/21	455	469,205
Series B, 4.00%, 07/01/21,	225	230,539
State of Washington GO
Series 03-C, 0.00%, 06/01/21 (NPFGC)(a),	115	114,794
Series 2016A, 5.00%, 07/01/21,	240	247,574
Series A, 5.00%, 07/01/21,	250	257,890
Series A, 5.00%, 08/01/21,	100	103,553
Series A, 5.00%, 08/01/29 (PR 08/01/21),	1,200	1,242,828
Series B, 5.00%, 07/01/21	415	428,098
Series B, 5.00%, 08/01/21,	270	279,593
Series C, 0.00%, 06/01/21 (NPFGC)(a),	200	199,642
Series C, 5.00%, 06/01/21,	100	102,758
Series D, 5.00%, 07/01/21,	100	103,156
Series R-2013A, 5.00%, 07/01/21,	135	139,261
Series R-2015, 5.00%, 07/01/21,	215	221,785
Series R-2015-E, 5.00%, 07/01/21,	515	531,253
Series R-C, 5.00%, 07/01/21,	255	263,048
Series B, 5.00%, 08/01/21,	115	119,086
State of Washington RB
Series C, 5.00%, 09/01/21,	385	400,046
Series F, 5.00%, 09/01/21,	215	223,402
University of Washington RB
5.00%, 07/01/21,	35	36,105
Series A, 5.00%, 04/01/21,	220	224,319
Series A, 5.00%, 07/01/21,	430	443,571
Series B, 5.00%, 06/01/21,	25	25,690
Series C, 5.00%, 07/01/21,	55	56,736
Washington State University RB, 5.00%, 04/01/21	95	96,845

		17,617,813

West Virginia — 0.4%
State of West Virginia GO
5.00%, 11/01/21,	200	209,492
Series A, 5.00%, 11/01/21,	385	403,272
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/21	250	259,705
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/21	175	180,439

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
West Virginia University RB, Series B, 5.00%, 10/01/21	$25	$26,087
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/21	100	103,122

		1,182,117

Wisconsin — 1.7%
City of Milwaukee WI GO
5.00%, 05/01/21,	25	25,566
Series N-3, 5.00%, 05/15/21,	95	97,321
Milwaukee County Metropolitan Sewer District GO, Series A, 5.25%, 10/01/21	150	156,864
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/21 (ETM),	255	260,562
Series 1, 5.00%, 06/01/21 (ETM),	100	102,758
Series 2, 5.00%, 06/01/21 (ETM),	30	30,827
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/21	425	436,747
State of Wisconsin GO
Series 1, 5.00%, 05/01/21	635	649,960
Series 1, 5.00%, 11/01/21,	345	361,336
Series 2, 4.00%, 11/01/21,	335	347,539
Series 2, 5.00%, 05/01/21,	155	158,652
Series 3, 5.00%, 11/01/21,	605	633,647
Series A, 5.00%, 05/01/21,	205	209,830
Series B, 5.00%, 05/01/21,	50	51,178
Wisconsin Department of Transportation RB
First Series, 5.00%, 07/01/21,	405	417,697
Series 1, 5.00%, 07/01/21	605	623,967
Series 1, 5.00%, 07/01/21 (ETM),	90	92,858

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 07/01/21,	$130	$134,075
Wisconsin Health & Educational Facilities Authority RB, 4.00%, 11/15/21	50	51,802
WPPI Energy RB, Series A, 5.00%, 07/01/21	385	396,392

		5,239,578

Total Municipal Debt Obligations — 98.6% (Cost: $304,448,651)		306,786,250

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	276	275,859

Total Short-Term Investments — 0.1% (Cost: $275,861)		275,859

Total Investments in Securities — 98.7% (Cost: $304,724,512)		307,062,109

Other Assets, Less Liabilities — 1.3%		4,109,498

Net Assets — 100.0%		$311,171,607

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$387,069	$—	$(111,270	)(a)	$79	$(19)	$275,859	276	$4,122	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$306,786,250	$—	$306,786,250
Money Market Funds	275,859	—	—	275,859

	$275,859	$306,786,250	$—	$307,062,109

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22,	$345	$367,332
5.00%, 09/01/22,	65	70,390
5.00%, 09/01/23 (PR 09/01/22),	150	162,984
Series A, 5.00%, 09/01/22,	250	271,738
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/22,	90	95,285
Series B, 5.00%, 01/01/22,	570	601,230
Series B, 5.00%, 05/01/22,	410	438,839
City of Huntsville AL GOL, Series C, 5.00%, 11/01/22	170	185,876
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	196,810
State of Alabama GO, Series A, 5.00%, 08/01/22	790	855,562

		3,246,046

Alaska — 0.1%
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	255	277,124

Arizona — 3.4%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/22,	140	149,703
Series B, 5.00%, 06/01/22,	75	80,198
Series C, 5.00%, 06/01/22,	140	149,703
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/22,	745	802,976
Series A, 5.00%, 07/01/27 (PR 07/01/22),	415	447,295
Series A, 5.00%, 07/01/34 (PR 07/01/22),	1,100	1,186,559
Arizona State University RB
Series A, 5.00%, 07/01/22	265	285,482
Series B, 5.00%, 07/01/22,	100	107,729
Arizona Transportation Board RB, 5.00%, 07/01/22	540	582,129
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22,	435	474,106
Series A, 5.00%, 10/01/22 (ETM),	125	135,936
City of Chandler AZ GOL, 4.00%, 07/01/22	120	127,496
City of Chandler AZ RB, 5.00%, 07/01/22	140	151,066
City of Mesa AZ RB, 5.00%, 07/01/22	250	269,105
City of Phoenix AZ GO, 4.00%, 07/01/22	200	212,494
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/22	525	557,797
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	925	997,946
5.50%, 07/01/22 (NPFGC),	200	217,358
Series A, 5.00%, 07/01/22,	265	285,805
Series B, 5.00%, 07/01/22	760	819,668
City of Scottsdale AZ GO, Series B, 5.00%, 07/01/22	215	231,994
City of Tempe AZ GOL
Series B, 4.50%, 07/01/22,	55	58,891
Series C, 4.00%, 07/01/22,	105	111,559
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22,	140	151,066
Series A, 5.00%, 07/01/22,	45	48,557
County of Pima AZ GOL, 4.00%, 07/01/22	145	154,007
County of Pima AZ RB, 5.00%, 07/01/22	110	118,656
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/22	155	167,251
Maricopa County Community College District GO, 5.00%, 07/01/22	425	458,367
Maricopa County High School District No. 210-Phoenix GO, Series E, 5.00%, 07/01/22	50	53,935

Security	Par (000)	Value

Arizona (continued)
Maricopa County High School District No. 210-Phoenix GOL, 5.00%, 07/01/22	$515	$555,525
Pima County Regional Transportation Authority RB, 5.00%, 06/01/22	100	107,442
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22,	225	237,492
Series A, 5.00%, 01/01/22,	110	116,107
Series A, 5.00%, 12/01/22,	200	219,682
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/22	330	356,083
State of Arizona COP, 5.00%, 09/01/22	640	695,277
University of Arizona (The) RB
5.00%, 06/01/22,	255	273,725
Series A, 5.00%, 06/01/22	100	107,343

		12,263,510

Arkansas — 0.2%
State of Arkansas GO
3.00%, 10/01/22,	150	157,918
5.00%, 10/01/22,	460	501,819
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	147,608

		807,345

California — 8.2%
Alameda Corridor Transportation Authority RB, Series A, 5.00%, 10/01/22	185	199,780
Alameda County Transportation Commission RB, 4.00%, 03/01/22	100	105,036
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	260	257,910
Benicia Unified School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	25	24,743
Beverly Hills Unified School District CA GO, 0.00%, 08/01/22(a)	60	59,684
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	88,843
California Health Facilities Financing Authority RB
Series A, 5.00%, 03/01/22,	160	169,472
Series A, 5.00%, 10/01/22	165	179,368
Series C, VRDN, 5.00%, 08/01/31(b)(c),	355	387,557
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22,	100	106,864
Series A, 5.00%, 10/01/22	320	349,091
California State Public Works Board RB
Series A, 4.00%, 04/01/22,	20	21,065
Series A, 5.00%, 04/01/22,	130	138,750
Series B, 5.00%, 10/01/22	430	469,177
Series C, 5.00%, 11/01/22,	135	147,834
Series D, 5.00%, 09/01/22	210	228,300
Series D, 5.00%, 09/01/37 (PR 09/01/22),	200	217,274
Series F, 5.00%, 05/01/22,	260	278,533
Series G, 5.00%, 11/01/22,	95	104,032
Series H, 5.00%, 12/01/22	335	367,381
California State University RB
Series A, 5.00%, 11/01/22	325	356,106
Series C, 5.00%, 11/01/22 (AGM),	30	32,871
Serise A, 5.00%, 11/01/22,	150	164,357
California Statewide Communities Development Authority RB
5.00%, 05/15/22,	50	52,432
Series A, 5.00%, 05/15/22,	100	104,864

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Carlsbad Unified School District GO, 0.00%, 05/01/22 (NPFGC)(a)	$100	$99,317
Chabot-Las Positas Community College District GO, 5.00%, 08/01/22	225	243,756
City & County of San Francisco CA COP, Series R-1, 5.00%, 09/01/22	75	81,478
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22	25	26,936
City of Los Angeles CA Wastewater System Revenue RB, Series C, 5.00%, 06/01/22	60	64,495
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/22,	50	53,529
Series C, 5.00%, 05/15/22,	65	69,587
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	86,971
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22,	50	53,687
5.00%, 11/01/22,	255	278,922
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/22	135	145,764
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/22 (AGM)(a)	100	99,075
County of Los Angeles CA COP, 5.00%, 09/01/22	130	140,754
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	43,334
Dublin Unified School District GO, 5.00%, 08/01/22	200	216,672
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/22	80	86,033
East Bay Regional Park District GO, Serise A, 4.00%, 09/01/22	100	106,910
East Side Union High School District GO, 5.00%, 08/01/22	140	151,593
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	59,497
Evergreen School District GO, 5.00%, 09/01/22	100	108,733
Foothill-De Anza Community College District GO, 5.00%, 08/01/22	70	75,784
Fullerton School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	80	79,370
Healdsburg Unified School District GO, Series A, 0.00%, 08/01/22(a)	80	79,302
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)(a),	55	54,479
Series D, 0.00%, 09/01/22 (NPFGC)(a),	100	99,173
Los Altos Elementary School District GO, 4.00%, 08/01/22	25	26,649
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22,	130	140,860
Series G, 4.00%, 08/01/22,	100	106,614
Series G, 5.00%, 08/01/22,	125	135,443
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/22	275	296,447
Series B, 5.00%, 07/01/22,	155	167,088
Serise A, 5.00%, 07/01/22,	125	134,749
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	50	54,603
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	27,296
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/22,	50	53,089
Series A, 5.00%, 07/01/22	480	517,603
Series B, 5.00%, 07/01/22,	220	237,235
Series C, 4.00%, 07/01/22,	45	47,780

Security	Par (000)	Value

California (continued)
Los Angeles Unified School District/CA GO
5.00%, 07/01/22,	$460	$495,553
Series A, 5.00%, 07/01/22	825	888,763
Series B, 5.00%, 07/01/22,	455	490,167
Series B-1, 5.00%, 07/01/22,	285	307,028
Series C, 5.00%, 07/01/22,	205	220,844
Serise A, 5.00%, 07/01/22,	80	86,183
Manhattan Beach Unified School District GO, Series B, 0.00%, 09/01/22 (NPFGC)(a)	25	24,780
Metropolitan Water District of Southern California RB, Serise B, 5.00%, 07/01/22	350	377,478
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/22	155	167,408
Monterey Peninsula Community College District GO, 0.00%, 08/01/22(a)	110	109,116
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/22	50	54,271
Mount Diablo Unified School District/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	160	158,549
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	130	141,950
New Haven Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	50	49,495
Novato Unified School District/CA GO, 4.00%, 02/01/22	80	83,776
Oxnard Financing Authority RB, 5.00%, 06/01/22	20	21,439
Poway Redevelopment Agency Successor Agency TA, Series A, 5.00%, 06/15/22	25	26,759
Poway Unified School District GO, 5.00%, 08/01/22	15	16,242
Redwood City Elementary School District/CA GO, 0.00%, 08/01/22 (NPFGC)(a)	40	39,444
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.25%, 12/01/22 (NPFGC)	145	160,084
Sacramento Municipal Utility District RB
5.00%, 07/01/22,	60	64,784
Series D, 5.00%, 08/15/22,	50	54,242
San Diego County Water Authority Financing Corp. RB, 5.00%, 05/01/22	340	364,286
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/22	260	282,092
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a),	480	476,256
Series D-1, 5.50%, 07/01/22 (NPFGC),	100	108,679
Series D-2, 5.00%, 07/01/22,	435	469,152
Series H-2, 5.00%, 07/01/22,	75	80,888
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/22	75	80,954
San Francisco City & County Airport Commission San Francisco International Airport RB
Series A, 5.00%, 05/01/22,	125	133,423
Series D, 5.00%, 05/01/22,	250	266,845
San Joaquin Delta Community College District GO, Series A, 5.00%, 08/01/22	115	124,586
San Jose Evergreen Community College District GO, Serise B, 4.00%, 09/01/22	100	106,910
San Jose Financing Authority RB, Series A, 5.00%, 06/01/22	50	53,729
San Juan Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	125	124,125
San Mateo County Community College District GO
4.00%, 09/01/22,	30	32,073
Series A, 0.00%, 09/01/22 (NPFGC)(a),	175	173,743

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Rafael City High School District/CA GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	$100	$99,058
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(a)	75	74,198
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/22	110	117,256
Santa Ana Unified School District GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	40	39,520
Santa Monica Community College District GO
Series A, 5.00%, 08/01/22,	100	108,336
Series E, 0.00%, 08/01/22(a),	50	49,693
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/22 (NPFGC)(a)	55	54,605
Saratoga Union School District GO, Series A, 0.00%, 09/01/22 (NPFGC)(a)	170	168,871
Sierra Joint Community College District School Facilities District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	50	49,581
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	124,586
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/22	40	43,106
State of California Department of Water Resources Power Supply Revenue RB
Series O, 4.00%, 05/01/22,	135	142,652
Series O, 5.00%, 05/01/22,	525	562,585
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22,	290	318,539
Series AS, 5.00%, 12/01/22,	75	82,381
Series AW, 5.00%, 12/01/22,	35	38,444
Series AX, 5.00%, 12/01/22,	100	109,841
State of California GO
4.00%, 02/01/22,	70	73,242
4.00%, 09/01/22,	95	101,438
4.00%, 10/01/22,	125	133,856
5.00%, 02/01/22	555	587,590
5.00%, 03/01/22,	70	74,386
5.00%, 04/01/22	600	639,852
5.00%, 05/01/22,	435	464,310
5.00%, 08/01/22,	300	324,624
5.00%, 09/01/22	2,950	3,203,670
5.00%, 10/01/22	935	1,019,055
5.00%, 11/01/22	290	317,205
5.00%, 12/01/22,	220	241,457
5.25%, 09/01/22,	115	125,412
5.25%, 10/01/22,	590	645,849
Series A, 5.00%, 09/01/22,	285	309,507
Series B, 5.00%, 08/01/22,	480	519,398
Series B, 5.00%, 09/01/22	1,200	1,303,188
Serise A, 5.00%, 10/01/22,	100	108,990
Torrance Unified School District GO, 5.00%, 08/01/22	40	43,334
University of California RB
Series AO, 4.00%, 05/15/22,	20	21,150
Series AO, 5.00%, 05/15/22,	245	262,838
Series AR, 4.00%, 05/15/22,	75	79,313
Series G, 5.00%, 05/15/22,	140	150,193
Ventura County Community College District GO, Series C, 0.00%, 08/01/22(a)	250	247,990
William S Hart Union High School District GO, Series B, 0.00%, 09/01/22 (AGM)(a)	25	24,852

		29,283,978

Security	Par (000)	Value

Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series A, 5.00%, 03/01/22,	$210	$223,243
Series B, 5.00%, 03/01/22,	250	265,765
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	225	245,891
City & County of Denver CO GO, 0.00%, 01/29/22(a)	20	19,912
City & County of Denver CO RB, Series A, 5.00%, 08/01/22	120	129,192
City & County of Denver Co. GO, Series A, 5.00%, 08/01/22	100	108,299
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	65	71,286
Denver City & County School District No. 1 GO
Series B, 4.00%, 12/01/22 (SAW),	275	296,128
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW),	1,100	1,184,953
Series B, 5.00%, 12/01/25 (PR 12/01/22) (SAW),	225	246,789
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW),	480	526,483
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW),	465	510,030
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	90	88,996
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	75	82,364
University of Colorado RB
Serise A-1, 4.00%, 06/01/22,	120	126,964
Serise A-1, 4.00%, 06/01/22 (ETM),	100	105,819
Serise B, 5.00%, 06/01/22,	175	187,908
Serise B, 5.00%, 06/01/22 (ETM),	5	5,370

		4,425,392

Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority RB
Series A-1, VRDN, 5.00%, 07/01/42(b)(c),	645	695,865
Series A-2, VRDN, 5.00%, 07/01/42(b)(c),	350	377,601
Series E, 5.00%, 07/01/22,	150	160,813
State of Connecticut GO
Series A, 4.00%, 03/01/22,	50	52,456
Series A, 5.00%, 10/15/22,	420	458,350
Series C, 5.00%, 06/01/22,	130	139,610
Series C, 5.00%, 06/15/22,	90	96,817
Series D, 5.00%, 06/15/22,	20	21,515
Series D, 5.00%, 08/15/22,	240	260,047
Series E, 5.00%, 08/15/22,	175	189,618
Series E, 5.00%, 10/15/22,	670	731,178
Series F, 4.00%, 11/15/22,	675	724,876
Series F, 5.00%, 11/15/22,	130	142,265
Serise F, 5.00%, 09/15/22,	135	146,802
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/22,	225	237,247
Series A, 5.00%, 08/01/22,	130	140,599
Series A, 5.00%, 09/01/22	340	369,039
Series A, 5.00%, 10/01/22,	185	201,519
Series B, 5.00%, 08/01/22,	135	146,006
University of Connecticut RB
Series A, 5.00%, 02/15/22,	105	111,064
Series A, 5.00%, 08/15/22,	125	134,996

		5,538,283

Delaware — 0.8%
City of Wilmington DE GO, 4.00%, 06/01/22	115	121,824
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/22	170	179,192

40	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
Delaware Transportation Authority RB
5.00%, 06/01/22,	$170	$182,623
5.00%, 07/01/22	865	933,966
State of Delaware GO
Series A, 5.00%, 10/01/22,	300	327,393
Series B, 5.00%, 07/01/22,	275	296,829
Series C, 5.00%, 03/01/22,	785	834,934
University of Delaware RB, Series A, 5.00%, 11/01/22	105	114,894

		2,991,655

District of Columbia — 1.1%
District of Columbia GO
Series A, 5.00%, 06/01/22	1,025	1,101,957
Series B, 5.00%, 06/01/22,	100	107,508
Series E, 5.00%, 06/01/22,	155	166,637
District of Columbia RB
5.00%, 07/15/22,	75	80,466
Series A, 4.00%, 12/01/22,	195	210,151
Series A, 5.00%, 12/01/22	465	510,760
Series C, 4.00%, 12/01/22,	150	161,655
Series C, 5.00%, 10/01/22,	125	136,364
Series C, 5.00%, 12/01/22,	190	208,698
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22,	175	190,909
Series C, 5.00%, 10/01/22,	415	452,728
Metropolitan Washington Airports Authority RB, Series C, 5.00%, 10/01/22	505	547,865
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/22	125	134,553

		4,010,251

Florida — 4.8%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/22	50	53,726
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/22	265	289,091
Central Florida Expressway Authority RB, Series B, 4.00%, 07/01/22	55	58,142
City of Jacksonville FL RB
5.00%, 10/01/22	330	357,261
Series A, 4.00%, 10/01/22,	50	53,117
Series A, 5.00%, 10/01/22,	100	109,050
Series C, 5.00%, 10/01/22,	100	109,050
City of Tallahassee FL Energy System Revenue RB, 5.00%, 10/01/22	70	76,293
City of Tampa FL RB
5.00%, 10/01/22,	230	250,399
Series A, 5.00%, 10/01/22,	140	152,417
Series B, 5.00%, 10/01/22,	75	81,652
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22,	245	265,012
Series P-2, 5.00%, 10/01/22,	170	183,886
Series Q-1, 5.00%, 10/01/22,	50	54,084
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	173,936
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/22 (AGM)	100	108,288
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/22	535	578,271
County of Miami-Dade FL GO, 5.00%, 07/01/22	140	151,017
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	135	146,378

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/22	$200	$214,815
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22,	235	256,220
Series A, 4.38%, 10/01/22 (AGM),	100	107,899
Series B, 5.25%, 10/01/22 (AGM),	525	575,227
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/22	195	205,803
County of Palm Beach FL RB
5.00%, 05/01/22,	60	64,267
5.00%, 06/01/22,	100	107,508
5.00%, 11/01/22,	45	49,269
Series A, 5.00%, 11/01/22,	50	54,743
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%, 10/01/22	30	32,156
County of Pasco FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/22	80	87,192
County of Sarasota FL RB, 5.00%, 10/01/22	55	60,000
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/22	915	986,681
Serise A, 5.00%, 07/01/22,	150	161,751
Florida Department of Management Services COP, Series A, 5.00%, 08/01/22	295	319,320
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/22	325	353,236
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/22	250	267,312
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/22	715	770,884
Series B, 5.00%, 07/01/22	540	582,206
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	248,499
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	86,694
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	140	152,530
Miami-Dade County Educational Facilities Authority Revenue RB, Series B, 5.25%, 04/01/22 (AMBAC)	65	69,022
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/22,	45	48,143
Series B, 5.00%, 07/01/22,	265	283,510
Orange County School Board COP, Series D, 5.00%, 08/01/22	290	313,803
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22,	340	370,634
Series C, 4.00%, 10/01/22,	175	187,434
Series C, 5.00%, 10/01/22,	255	277,975
Series C, 5.25%, 10/01/22,	130	142,332
Orlando-Orange County Convention Center RB, 5.00%, 10/01/22	270	290,285
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/22,	275	296,447
Series B, 5.00%, 07/01/22,	120	129,359
Series B, 5.00%, 07/01/22 (AGM),	185	199,589
Palm Beach County School District COP
Series B, 5.00%, 08/01/22,	250	270,382
Series D, 5.00%, 08/01/22,	375	405,574
Reedy Creek Improvement District GOL
5.00%, 06/01/22,	120	128,910
Series A, 5.00%, 06/01/22,	65	69,826
Series B, 4.00%, 06/01/22,	160	169,363
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/22,	315	337,009

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series D, 5.00%, 02/01/22,	$65	$68,791
Series D, 5.00%, 11/01/22,	160	174,472
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/22	130	138,475
School District of Broward County/FL COP
Series A, 5.00%, 07/01/22	330	355,621
Series B, 5.00%, 07/01/22,	20	21,553
Series C, 5.00%, 07/01/22,	250	269,410
State of Florida GO
Series A, 5.00%, 06/01/22	640	687,840
Series A, 5.00%, 07/01/22,	95	102,458
Series B, 5.00%, 06/01/22,	490	526,627
Series C, 5.00%, 06/01/22	575	617,981
Series E, 5.00%, 06/01/22,	80	85,980
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/22	755	814,411
Series B, 5.00%, 07/01/22,	50	53,935
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	124,376

		17,026,809

Georgia — 2.1%
City of Atlanta GA Airport Passenger Facility Charge RB, Series F, 5.00%, 07/01/22	150	161,568
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22,	700	766,402
Series B, 5.00%, 11/01/22,	150	164,229
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/22,	175	187,159
Series B, 5.00%, 10/01/22 (GTD),	150	163,637
Gwinnett County Development Authority COP, 5.25%, 01/01/22 (NPFGC)	85	89,944
Gwinnett County School District GO, 5.00%, 02/01/22	370	391,919
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/22	500	541,495
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.00%, 07/01/30 (PR 07/01/22)	2,015	2,173,560
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	147,097
State of Georgia GO
Series A, 5.00%, 02/01/22,	125	132,438
Series A-1, 5.00%, 02/01/22,	215	227,793
Series C, 4.00%, 09/01/22,	405	432,909
Series C, 4.00%, 10/01/22,	1,115	1,195,336
Series E, 5.00%, 12/01/22,	250	274,712
Serise H, 5.00%, 12/01/22,	250	274,712

		7,324,910

Hawaii — 2.7%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/22	150	161,663
Series A, 5.00%, 07/01/25 (PR 07/01/22),	1,155	1,245,887
Series A, 5.00%, 07/01/30 (PR 07/01/22),	125	134,836
Series B, 5.00%, 07/01/22,	120	129,379
City & County of Honolulu HI GO
Series A, 5.00%, 11/01/22 (ETM),	25	27,356
Series A, 5.00%, 11/01/25 (PR 11/01/22),	2,000	2,188,460
Series A, 5.00%, 11/01/33 (PR 11/01/22),	1,175	1,285,720
Series B, 5.00%, 09/01/22,	50	54,300
Series B, 5.00%, 10/01/22 (ETM),	125	136,238
Series B, 5.00%, 11/01/22,	225	246,107
Series C, 5.00%, 10/01/22,	170	185,283

Security	Par (000)	Value

Hawaii (continued)
Series E, 3.00%, 09/01/22,	$100	$104,955
County of Hawaii HI GO
Series A, 5.00%, 09/01/22,	145	157,134
Series B, 5.00%, 09/01/22,	370	400,962
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/22	20	21,563
State of Hawaii GO
Series EE, 4.00%, 11/01/22 (ETM),	35	37,602
Series EE, 5.00%, 11/01/23 (PR 11/01/22),	580	634,653
Series EE, 5.00%, 11/01/27 (PR 11/01/22),	115	125,836
Series EF, 5.00%, 11/01/22,	220	240,638
Series EO, 5.00%, 08/01/22,	150	162,312
Series EP, 5.00%, 08/01/22,	150	162,312
Series EX, 3.00%, 10/01/22,	150	157,772
Series EZ, 5.00%, 10/01/22,	175	190,733
Series FE, 5.00%, 10/01/22,	355	386,914
Series FG, 5.00%, 10/01/22,	110	119,889
Series FH, 5.00%, 10/01/22,	455	495,904
Series FN, 5.00%, 10/01/22,	45	49,046
Series FT, 5.00%, 01/01/22,	225	237,328

		9,480,782

Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/22,	205	220,123
Series A, 5.00%, 07/15/22,	150	161,065

		381,188

Illinois — 1.8%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/22,	205	216,183
Series B, 5.00%, 01/01/22,	145	152,910
Series C, 5.00%, 01/01/22	380	398,403
Series D, 5.00%, 01/01/22,	275	290,001
Illinois Finance Authority RB
4.00%, 01/01/22,	100	104,321
5.00%, 07/01/22,	55	59,299
5.00%, 10/01/22,	25	26,873
Series A, 5.00%, 10/01/22,	115	125,268
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/22,	645	705,082
Series D, 5.00%, 01/01/22,	125	131,654
Metropolitan Pier & Exposition Authority RB, 5.65%, 06/15/22 (ETM NPFGC)	5	5,418
Regional Transportation Authority RB, Series A, 5.50%, 07/01/22 (NPFGC)	55	59,276
State of Illinois GO
0.00%, 08/01/22(a),	100	95,654
4.00%, 02/01/22,	55	56,531
4.00%, 09/01/22,	100	103,302
5.00%, 02/01/22	610	634,448
5.00%, 05/01/22,	370	386,620
Series A, 4.00%, 01/01/22,	280	287,448
Series A, 5.00%, 10/01/22,	535	562,879
Series A, 5.00%, 12/01/22,	500	527,205
Series B, 5.00%, 09/01/22,	300	315,252
Series B, 5.00%, 10/01/22,	170	178,859
Series D, 5.00%, 11/01/22,	800	833,152
State of Illinois RB, Series C, 5.00%, 06/15/22	100	105,247
University of Illinois RB, Series A, 5.00%, 04/01/22	105	111,129

		6,472,414

42	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana — 0.6%
Ball State University RB
5.00%, 07/01/22,	$45	$48,400
Series R, 5.00%, 07/01/22,	325	349,557
Indiana Finance Authority RB
Series A, 5.00%, 02/01/22,	125	132,421
Series A, 5.00%, 06/01/22,	100	107,508
Series A, 5.00%, 10/01/22,	155	168,747
Series A, 5.00%, 12/01/22	210	229,103
Series B, 5.00%, 02/01/22,	235	248,952
Serise A, 5.00%, 12/01/22,	120	131,809
Indiana University RB
Series A, 5.00%, 06/01/22,	325	349,401
Series Y, 5.00%, 08/01/22,	85	92,054
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.50%, 01/01/22 (NPFGC),	25	26,515
Series E, 0.00%, 02/01/22 (AMBAC)(a),	50	49,657
Purdue University RB, Series A, 5.00%, 07/01/22	140	151,066

		2,085,190

Iowa — 0.6%
Ankeny Community School District GO, Series A, 4.00%, 06/01/22	25	26,479
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/22	125	134,385
City of Des Moines IA GO
Series B, 5.00%, 06/01/22,	205	220,391
Series E, 5.00%, 06/01/22,	195	209,641
Des Moines Independent Community School District RB, 5.00%, 06/01/22 (BAM)	60	64,356
Iowa City Community School District RB, 5.00%, 06/01/22	120	128,712
Iowa Finance Authority RB, 5.00%, 08/01/22	405	438,611
State of Iowa Board of Regents RB, 4.00%, 09/01/22	215	229,121
State of Iowa RB, Series A, 5.00%, 06/01/22	645	693,427

		2,145,123

Kansas — 0.4%
City of Overland Park KS GO, Series A, 5.00%, 09/01/22	175	190,216
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22,	840	913,198
Series B, 5.00%, 09/01/22,	135	146,764
Series C, 5.00%, 09/01/22,	100	108,714
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 5.00%, 09/01/22	125	135,316

		1,494,208

Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	100	109,066

Louisiana — 0.6%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/22	50	52,923
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	110	120,157
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 4.00%, 05/01/22,	70	73,751
Series A-1, 5.00%, 05/01/22,	80	85,478
State of Louisiana GO
Series A, 5.00%, 08/01/22,	145	156,874
Series A, 5.00%, 09/01/22,	100	108,579
Series A, 5.00%, 08/01/26 (PR 08/01/22),	185	200,287
Series B, 5.00%, 08/01/22,	50	54,095
Series B, 5.00%, 10/01/22,	115	125,315
Series C, 4.00%, 07/15/22,	160	170,059

Security	Par (000)	Value

Louisiana (continued)
Series C, 5.00%, 07/15/22,	$100	$107,981
Series C, 5.00%, 07/15/25 (PR 07/15/22),	295	318,753
Series C, 5.00%, 07/15/26 (PR 07/15/22),	500	540,260
State of Louisiana RB, Series A, 5.00%, 06/15/22	50	53,677

		2,168,189

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22,	460	499,997
Series A, 5.00%, 11/01/22,	100	109,339
Series B, 5.00%, 11/01/22,	85	92,938
Series C, 5.00%, 11/01/22,	270	295,215
Series D, 5.00%, 11/01/22,	160	174,943
Series D, 5.00%, 11/01/22 (ETM),	10	10,921
Maine Turnpike Authority RB, 5.00%, 07/01/22	155	167,143
State of Maine GO, Series B, 5.00%, 06/01/22	210	225,767

		1,576,263

Maryland — 3.7%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	225	245,869
City of Baltimore MD RB
Series A, 5.00%, 07/01/22,	135	145,552
Series D, 5.00%, 07/01/22,	140	151,066
County of Anne Arundel MD GOL
5.00%, 04/01/22	230	245,447
5.00%, 10/01/22,	300	327,273
County of Baltimore MD COP, 5.00%, 10/01/22	60	65,333
County of Baltimore MD GO
5.00%, 02/01/22,	225	238,358
Series B, 5.00%, 08/01/22,	305	330,312
Series C, 4.00%, 09/01/22,	265	283,211
County of Baltimore MD RB, Series B, 5.00%, 07/01/22	190	204,850
County of Charles MD GO
5.00%, 03/01/22,	150	159,438
5.00%, 10/01/22,	500	545,150
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	216,598
County of Howard MD GO, Series A, 5.00%, 02/15/22	350	371,427
County of Montgomery MD GO
Series A, 5.00%, 11/01/22,	110	120,435
Series A, 5.00%, 12/01/22,	250	274,712
Series B, 5.00%, 12/01/22,	120	131,862
Series C, 5.00%, 10/01/22,	500	545,455
County of Prince George’s MD COP, 5.00%, 10/15/22	75	81,864
County of Prince George’s MD GOL
Series C, 5.00%, 08/01/22,	530	573,985
Serise A, 5.00%, 09/01/22,	130	141,304
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 07/01/22	195	210,005
Maryland State Transportation Authority RB, 5.00%, 07/01/22	185	199,685
State of Maryland Department of Transportation RB
5.00%, 04/01/22,	60	64,030
5.00%, 09/01/22,	500	543,475
5.00%, 10/01/22	500	545,454
State of Maryland GO
First Series A, 5.00%, 03/01/24 (PR 03/01/22),	1,300	1,381,978
First Series C, 4.00%, 08/15/22,	210	224,120
Series A, 5.00%, 03/01/22,	150	159,522
Series B, 5.00%, 08/01/22	2,390	2,588,800
Series C, 5.00%, 08/01/22	795	861,128

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/22	$1,030	$1,107,333

		13,285,031

Massachusetts — 3.6%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	474,993
City of Boston MA GO
Series A, 5.00%, 03/01/22,	425	452,034
Series B, 5.00%, 04/01/22,	250	266,863
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/22 (AMBAC)	485	537,647
Commonwealth of Massachusetts GOL
Series A, 5.00%, 05/01/22,	60	64,267
Series A, 5.00%, 07/01/22,	410	442,406
Series B, 5.00%, 08/01/22,	270	292,407
Series B, 5.25%, 08/01/22,	210	228,341
Series C, 5.00%, 04/01/22,	290	309,476
Series C, 5.00%, 07/01/22,	100	107,904
Series C, 5.00%, 08/01/22,	215	232,843
Series C, 5.00%, 10/01/22,	275	300,000
Series C, 5.00%, 07/01/24 (PR 07/01/22),	285	307,427
Series E, 5.00%, 09/01/22,	105	114,130
Series E, 5.00%, 09/01/25 (PR 09/01/22),	390	423,758
Series E, 5.00%, 09/01/28 (PR 09/01/22),	1,285	1,396,230
Series F, 5.00%, 11/01/23 (PR 11/01/22),	570	623,711
Series F, 5.00%, 11/01/25 (PR 11/01/22),	150	164,135
Series F, 5.00%, 11/01/26 (PR 11/01/22),	200	218,846
Series H, 5.00%, 12/01/22,	1,215	1,334,301
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/22	105	112,727
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/22(a),	100	99,040
Series A, 5.00%, 07/01/22	1,035	1,116,082
Series A, 5.25%, 07/01/22,	80	86,598
Series B, 5.25%, 07/01/22	450	487,116
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22,	135	146,179
Series 12B, 5.00%, 08/01/22,	500	541,405
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/22 (NPFGC)(a)	25	24,771
Massachusetts Development Finance Agency RB
5.00%, 07/01/22,	100	107,451
Series A, 5.00%, 07/15/22,	200	216,320
Massachusetts Health & Educational Facilities Authority RB, Serise K, 5.50%, 07/01/22	250	272,050
Massachusetts Port Authority RB, Series B, 4.00%, 07/01/22	20	21,205
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/22,	740	801,812
Series A, 5.00%, 08/15/22 (ETM),	45	48,759
Massachusetts Water Resources Authority RB, Serise A, 5.00%, 08/01/22	325	351,972
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22,	50	54,712
Series 2, 5.00%, 11/01/22,	160	175,110

		12,955,028

Michigan — 1.9%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	1,000	1,082,830

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority RB
4.00%, 10/01/22,	$275	$294,704
5.00%, 08/01/22,	80	86,055
5.00%, 10/01/22,	75	81,803
Series B, 5.00%, 10/01/22,	455	496,268
Michigan State Building Authority RB
Series A, 5.00%, 10/15/22,	830	906,642
Series I, 5.00%, 04/15/22,	145	154,963
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	267,447
Michigan State University RB, Series A, 5.00%, 08/15/22	270	292,502
State of Michigan Comprehensive Transportation Revenue RB, 5.25%, 05/15/22 (AGM)	130	139,172
State of Michigan GO
Series A, 5.00%, 12/01/22	470	516,149
Series B, 5.00%, 11/01/22,	710	777,351
State of Michigan RB, 5.00%, 03/15/22	230	243,851
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	1,015	1,112,724
University of Michigan RB, Series A, 5.00%, 04/01/22	130	138,654

		6,591,115

Minnesota — 1.3%
County of Hennepin MN GO, Series B, 5.00%, 12/01/22	105	115,333
Metropolitan Council GO
Series A, 5.00%, 03/01/22,	235	249,948
Series B, 5.00%, 09/01/22,	125	135,820
Series C, 5.00%, 03/01/22,	75	79,771
Series E, 5.00%, 09/01/22,	100	108,656
Series I, 4.00%, 03/01/22,	400	420,144
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/22	300	315,285
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/22	40	43,508
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/22	165	175,451
Southern Minnesota Municipal Power Agency RB
Series A, 0.00%, 01/01/22 (NPFGC)(a),	50	49,675
Series A, 5.00%, 01/01/22,	45	47,358
State of Minnesota GO
Series A, 5.00%, 08/01/22,	660	714,899
Series B, 5.00%, 08/01/22	1,050	1,137,338
Series D, 5.00%, 10/01/22,	160	174,578
Series F, 5.00%, 10/01/22,	440	480,088
State of Minnesota RB, Series A, 5.00%, 06/01/22	135	145,113
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/22	115	121,287

		4,514,252

Mississippi — 0.3%
Mississippi Development Bank SO, 5.00%, 01/01/22	75	79,028
State of Mississippi GO
Series C, 5.00%, 10/01/22,	70	76,364
Series F, 4.00%, 11/01/22,	260	279,495
Series F, 5.25%, 10/01/22,	100	109,567
Series H, 5.00%, 12/01/22,	300	329,325

		873,779

Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	81,436
Metropolitan St. Louis Sewer District RB, Series B, 5.00%, 05/01/22	80	85,690

44	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22,	$330	$353,367
Series B, 5.00%, 05/01/22,	465	497,927
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/22,	175	184,315
Series A, 5.00%, 10/01/22,	375	409,166
Series B, 5.00%, 04/01/22,	210	224,135
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22,	40	41,752
Series A, 5.00%, 07/01/22,	295	318,317
University of Missouri RB, Series A, 5.00%, 11/01/22	405	443,163

		2,639,268

Montana — 0.0%
Montana Department of Transportation RB, 5.00%, 06/01/22	100	107,162

Nebraska — 0.8%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/22	140	152,173
City of Omaha NE GO, Series B, 5.00%, 11/15/22	495	542,871
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	126,122
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/22	360	395,190
Nebraska Public Power District RB
Series A, 5.00%, 01/01/22	425	448,442
Series B, 5.00%, 01/01/22,	205	216,308
Series C, 5.00%, 01/01/22,	160	168,826
Serise A, 5.00%, 01/01/22,	210	221,584
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/22	135	142,822
Omaha Public Power District RB
Series A, 5.00%, 02/01/23 (PR 02/01/22),	255	269,907
Series AA, 5.00%, 02/01/22,	125	132,421

		2,816,666

Nevada — 1.8%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	135	146,609
Clark County School District GOL
Series A, 5.00%, 06/15/22,	165	176,467
Series B, 5.00%, 06/15/22	280	299,460
Series C, 5.00%, 06/15/22,	125	133,687
Series D, 5.00%, 06/15/22,	240	256,680
Clark County Water Reclamation District GOL, 5.00%, 07/01/22	390	420,482
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/22,	145	155,579
Series C, 5.00%, 07/01/22,	150	160,944
County of Clark NV GOL
5.00%, 06/01/22,	150	160,965
5.00%, 11/01/22	395	431,475
Series A, 5.00%, 07/01/22,	145	156,158
Series B, 5.00%, 11/01/22,	220	240,315
County of Clark NV RB
5.00%, 07/01/22	375	403,983
Series A, 5.00%, 07/01/22,	425	457,848
County of Washoe NV RB, 5.00%, 02/01/22	100	105,807
Nevada System of Higher Education RB
4.00%, 07/01/22,	50	52,865
Series A, 4.00%, 07/01/22,	25	26,433
Series B, 5.00%, 07/01/22,	485	520,803

Security	Par (000)	Value

Nevada (continued)
State of Nevada GOL
Series B, 4.00%, 08/01/22,	$260	$276,676
Series B, 5.00%, 11/01/22,	80	87,505
Series C, 5.00%, 08/01/22,	130	140,599
Series D-1, 5.00%, 03/01/22,	660	701,072
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22,	440	473,902
5.00%, 12/01/22,	120	131,730
Washoe County School District/NV GOL
Series A, 3.00%, 06/01/22,	105	109,256
Series A, 5.00%, 06/01/22 (PSF),	185	198,309

		6,425,609

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22,	150	162,556
Series B, 5.00%, 08/15/22,	110	119,312
Series D, 4.00%, 08/15/22,	100	106,687
State of New Hampshire GO, Series A, 5.00%, 03/01/22	85	90,372

		478,927

New Jersey — 2.7%
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/22 (GTD)	475	521,431
New Jersey Economic Development Authority RB
5.00%, 06/15/22,	150	155,078
Series A, 4.00%, 07/01/22,	150	157,751
Series B, 5.00%, 11/01/22,	705	762,591
Series DDD, 5.00%, 06/15/22,	100	106,632
Series II, 5.00%, 03/01/22,	65	68,554
Series NN, 5.00%, 03/01/22,	860	907,016
Series XX, 4.00%, 06/15/22,	40	42,012
Series XX, 5.00%, 06/15/22 (SAP),	120	127,958
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22,	100	106,632
5.00%, 07/01/22,	100	107,886
Series A, 5.00%, 07/01/22,	700	755,202
New Jersey Health Care Facilities Financing Authority RB, Series A, 5.00%, 07/01/22	180	193,475
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22,	375	396,934
Series AA, 5.00%, 06/15/22	335	357,217
Series AA, 5.00%, 06/15/22 (SAP),	130	138,622
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22),	2,750	2,966,397
Series B, 5.00%, 01/01/22,	355	373,598
Series C, 5.00%, 01/01/22,	505	531,457
State of New Jersey GO
5.25%, 08/01/22,	175	188,176
Series T, 5.00%, 06/01/22,	590	627,713

		9,592,332

New Mexico — 0.8%
Albuquerque Municipal School District No. 12 GO, Series B, 5.00%, 08/01/22 (SAW)	100	108,208
County of Santa Fe NM GO, 5.00%, 07/01/22	140	151,066
New Mexico Finance Authority RB
5.00%, 06/15/22,	360	387,389
Series D, 5.00%, 06/15/22,	100	107,574
Series E, 5.00%, 06/15/22,	125	134,467

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
State of New Mexico GO
5.00%, 03/01/22 (ETM),	$115	$122,268
Series B, 5.00%, 03/01/22,	400	425,280
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/22	510	550,219
Series B, 4.00%, 07/01/22,	265	281,507
Series B, 5.00%, 07/01/22,	225	242,194
University of New Mexico (The) RB
Series A, 5.00%, 06/01/22,	200	214,356
Series C, 5.00%, 06/01/22,	105	112,537

		2,837,065

New York — 8.7%
City of New York NY GO
Series 1, 5.00%, 08/01/22,	295	318,296
Series 2015-A, 5.00%, 08/01/22,	625	674,356
Series A, 5.00%, 08/01/22	495	534,090
Series B-1, 5.00%, 12/01/22,	500	546,575
Series C, 5.00%, 08/01/22	1,260	1,359,502
Series D, 5.00%, 08/01/22	415	447,773
Series E, 5.00%, 08/01/22	240	258,953
Series E, 5.25%, 08/01/22,	305	330,406
Series G, 5.00%, 08/01/22,	100	107,897
Series H, 5.00%, 08/01/22,	285	307,506
Series I, 5.00%, 03/01/22,	150	159,045
Series I, 5.00%, 08/01/22	365	393,824
Series J, 5.00%, 08/01/22	580	625,802
County of Nassau NY GOL, Series B, 5.00%, 04/01/22	120	127,566
Long Island Power Authority RB
5.00%, 09/01/22,	100	108,579
Series B, 5.00%, 09/01/22	200	217,158
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22,	110	118,520
Series A-1, 5.00%, 11/15/22	230	237,036
Series A-2, 5.00%, 11/15/22,	300	309,177
Series B, 5.00%, 11/15/22	700	721,413
Series B, 5.25%, 11/15/22 (AMBAC),	35	36,911
Series B-2, 5.00%, 11/15/22,	595	613,201
Series C, 5.00%, 11/15/22	230	237,036
Series C, 5.00%, 11/15/22 (ETM),	20	21,913
Series D, 5.00%, 11/15/22,	45	46,377
Series D-1, 5.00%, 11/01/22,	680	700,434
Series E, 5.00%, 11/15/22,	25	25,765
Series F, 5.00%, 11/15/22,	300	309,171
Series H, 4.00%, 11/15/22,	115	116,174
Series H, 4.00%, 11/15/22 (ETM),	40	43,015
Nassau County Interim Finance Authority RB, Series A, 4.00%, 11/15/22	125	134,421
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/22 (SAW),	115	122,169
Series S-1, 5.00%, 07/15/22 (ETM SAW),	115	124,322
Series S-2, 5.00%, 07/15/22 (ETM SAW),	25	26,982
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/22,	225	243,344
Series A-1, 5.00%, 11/01/22,	130	142,113
Series B, 5.00%, 11/01/22,	385	420,874
Series B-1, 4.00%, 08/01/22,	70	74,490
Series B-1, 5.00%, 08/01/22	310	335,274
Series B-1, 5.00%, 11/01/22,	110	120,250

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 11/01/22	$685	$748,828
Series C1, 5.00%, 05/01/22,	95	101,638
Series D, 5.00%, 11/01/22,	205	224,102
Series E-1, 5.00%, 02/01/22	185	195,791
Series F-1, 5.00%, 02/01/22,	200	211,666
Serise C-1, 4.00%, 11/01/22,	100	107,331
Serise E-1, 5.00%, 02/01/22,	140	148,166
New York City Water & Sewer System RB
5.00%, 06/15/22	260	279,709
Series CC, 5.00%, 06/15/22,	325	349,726
Series DD, 4.00%, 06/15/22,	60	63,598
Series EE, 4.00%, 06/15/22,	205	217,292
Series FF, 5.00%, 06/15/23 (PR 06/15/22),	50	53,770
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	219,186
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	65	71,040
New York Power Authority (The) RB, Series A, 5.00%, 11/15/22	25	27,418
New York State Dormitory Authority RB
Series A, 0.00%, 05/15/22 (NPFGC)(a),	45	44,677
Series A, 5.00%, 02/15/22	775	821,407
Series A, 5.00%, 03/15/22	1,260	1,340,350
Series A, 5.00%, 04/01/22 (SAW),	130	138,635
Series A, 5.00%, 07/01/22	1,110	1,197,044
Series A, 5.00%, 10/01/22,	275	300,000
Series A, 5.00%, 10/01/22 (SAW)	240	259,173
Series A, 5.50%, 05/15/22 (AMBAC),	125	134,876
Series B, 4.00%, 10/01/22,	75	80,389
Series B, 4.00%, 10/01/22 (SAW),	125	132,915
Series B, 5.00%, 03/15/22,	200	212,754
Series C, 5.00%, 03/15/22,	210	223,392
Series D, 5.00%, 02/15/22,	1,310	1,388,443
Series E, 5.00%, 03/15/22,	345	367,001
Series F, 5.00%, 10/01/22 (AGM),	240	260,179
Series H, 5.00%, 10/01/22 (SAW),	100	108,009
New York State Environmental Facilities Corp. RB
5.00%, 06/15/22,	230	247,731
Series A, 5.00%, 06/15/22	1,140	1,227,883
Series B, 4.00%, 11/15/22,	80	86,081
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	480	512,098
New York State Thruway Authority RB
Series A, 5.00%, 03/15/22,	190	202,116
Series I, 5.00%, 01/01/22,	130	136,639
Series J, 5.00%, 01/01/22,	255	268,023
Series K, 4.00%, 01/01/22,	180	187,112
New York State Urban Development Corp. RB
5.00%, 03/15/22,	150	159,565
Series A, 5.00%, 03/15/22	1,880	1,999,888
Series A-2, 5.50%, 03/15/22 (NPFGC),	65	69,588
Series C, 5.00%, 03/15/22,	200	212,754
Serise A-1, 4.00%, 03/15/22,	200	210,028
Port Authority of New York & New Jersey RB
5.00%, 11/15/22,	100	109,242
Series 179, 5.00%, 12/01/22,	275	300,919
Series 189, 5.00%, 05/01/22,	60	64,080
Series 194, 5.00%, 10/15/22,	185	201,400
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/22	550	601,238

46	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York GO
Series A, 5.00%, 03/01/22,	$100	$106,334
Series C, 5.00%, 04/15/22,	140	149,661
Serise A, 5.00%, 03/15/22,	180	191,734
Serise C, 5.00%, 04/15/22,	390	416,914
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22,	200	213,890
Series A, 5.00%, 11/15/22,	460	500,549
Series B, 5.00%, 11/15/22	345	375,998
Series B-1, 5.00%, 11/15/22,	235	256,115

		30,833,795

North Carolina — 3.9%
City of Charlotte NC COP, Series C, 4.00%, 06/01/22	30	31,760
City of Charlotte NC GO
5.00%, 12/01/22,	270	296,690
Series A, 5.00%, 07/01/22	355	382,935
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/22	100	107,869
City of Durham NC GO, 5.00%, 09/01/22	125	135,869
City of Fayetteville NC Public Works Commission Revenue RB, 5.00%, 03/01/22	50	53,167
City of Greensboro NC GO, Series B, 5.00%, 10/01/22	100	109,091
City of Raleigh NC GO
Series A, 5.00%, 09/01/22,	250	271,738
Series B, 4.00%, 04/01/27 (PR 04/01/22),	1,000	1,052,930
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	145	155,418
County of Buncombe NC GO, 5.00%, 06/01/22	100	107,508
County of Buncombe NC RB, 5.00%, 06/01/22	45	48,379
County of Durham NC GO, 5.00%, 10/01/22	385	420,000
County of Forsyth NC GO, 5.00%, 12/01/22	275	302,123
County of Guilford NC GO
5.00%, 05/01/22,	260	278,491
Series A, 5.00%, 02/01/22,	225	238,358
Series A, 5.00%, 03/01/28 (PR 03/01/22),	3,460	3,678,188
Series D, 5.00%, 08/01/22,	115	124,544
County of Mecklenburg NC GO
5.00%, 03/01/22,	1,245	1,323,858
Series A, 5.00%, 09/01/22,	135	146,738
Series B, 5.00%, 12/01/22,	120	131,836
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	185,455
County of New Hanover NC GO, 5.00%, 08/01/22	400	433,196
County of Wake NC GO
Series A, 5.00%, 03/01/22,	120	127,601
Series C, 5.00%, 03/01/22,	120	127,601
County of Wake NC RB, Series A, 5.00%, 12/01/22	330	362,257
North Carolina Medical Care Commission RB, Series A, 5.00%, 10/01/22	215	232,389
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/22,	75	79,037
Series E, 5.00%, 01/01/22,	120	126,460
State of North Carolina GO
Series A, 5.00%, 06/01/22,	605	650,520
Series B, 5.00%, 06/01/22,	200	215,048
Series C, 5.00%, 05/01/22,	500	535,640
Series D, 4.00%, 06/01/22,	605	640,997
State of North Carolina RB
5.00%, 03/01/22,	285	302,656
Series C, 5.00%, 05/01/22,	345	369,374

		13,785,721

Security	Par (000)	Value

Ohio — 4.3%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	$50	$53,831
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	98,877
City of Columbus OH GO
Series 1, 5.00%, 07/01/22,	205	221,203
Series A, 5.00%, 08/15/22,	520	564,117
Series A, 5.00%, 02/15/23 (PR 08/15/22),	770	835,034
Series A, 5.00%, 02/15/26 (PR 08/15/22),	1,000	1,084,460
City of Columbus OH GOL
4.00%, 07/01/22,	65	69,061
Series 6, 5.00%, 08/15/22,	180	195,271
Serise B, 3.00%, 07/01/22,	330	345,147
County of Franklin OH GOL, 5.00%, 06/01/22	210	225,767
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/22	200	215,016
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	195	212,739
Kent State University RB, Series A, 4.00%, 05/01/22	50	52,656
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22,	115	121,135
5.00%, 12/01/22,	115	124,961
Series A, 5.00%, 12/01/22,	60	65,197
Ohio State University (The) RB
Series D, 5.00%, 12/01/22,	635	697,071
Serise A, 5.00%, 12/01/22,	350	384,212
Ohio Water Development Authority RB
5.00%, 06/01/22,	135	145,113
5.00%, 12/01/22,	125	137,274
5.50%, 12/01/22,	175	193,996
Series A, 5.00%, 06/01/22,	215	231,106
Series A, 5.00%, 12/01/22,	120	131,783
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22,	720	790,697
Series 2015-A, 5.00%, 06/01/22,	160	171,986
Series 2015-A, 5.00%, 12/01/22,	230	252,584
Series B, 5.00%, 12/01/22,	50	54,909
South-Western City School District GO, 5.00%, 12/01/36 (PR 06/01/22)	1,800	1,934,550
State of Ohio GO
Series A, 5.00%, 08/01/22	160	173,221
Series A, 5.00%, 09/01/22	225	244,476
Series A, 5.00%, 09/15/22	485	527,874
Series B, 4.00%, 11/01/22,	100	107,456
Series B, 5.00%, 08/01/22	485	525,075
Series B, 5.00%, 09/01/22,	270	293,371
Series C, 4.25%, 09/15/22,	220	236,377
Series C, 5.00%, 08/01/22,	290	313,963
Series C, 5.00%, 09/15/22,	100	108,840
Series Q, 5.00%, 05/01/22,	85	91,085
Series Q, 5.00%, 05/01/26 (PR 05/01/22),	1,225	1,311,938
Series S, 5.00%, 04/01/22,	50	53,344
Series T, 5.00%, 11/01/22,	160	175,178
Series U, 5.00%, 10/01/22,	200	218,100
State of Ohio RB
Series A, 5.00%, 04/01/22	355	378,431
Series A, 5.00%, 12/01/22,	500	548,765
Series B, 5.00%, 10/01/22,	250	272,272

		15,189,519

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/22	$75	$79,751
Grand River Dam Authority RB
Series A, 4.00%, 06/01/22,	75	79,340
Series A, 5.00%, 06/01/22,	415	445,540
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22,	245	263,894
Series A, 5.00%, 07/01/22,	395	425,462
Series C, 4.00%, 07/01/22,	115	121,966
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/22	120	129,485
Oklahoma Municipal Power Authority RB
Series A, 5.00%, 01/01/22,	210	221,254
Series B, 5.00%, 01/01/22,	205	215,986
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/22	310	327,022
Oklahoma Water Resources Board RB, 5.00%, 04/01/22	285	304,058
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/22	110	118,406

		2,732,164

Oregon — 1.7%
City of Eugene OR Water Utility System Revenue RB, 5.00%, 08/01/22	65	70,394
City of Portland OR Sewer System Revenue RB
Series B, 5.00%, 06/15/22,	300	323,079
Series B, 5.00%, 10/01/22,	175	190,909
City of Portland OR Water System Revenue RB, 5.00%, 10/01/22	50	54,546
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/22 (NPFGC GTD)(a)	110	109,025
Clackamas Community College District GO, Series B, 0.00%, 06/15/22 (GTD)(a)	50	49,661
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/22 (GTD)	100	107,659
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	75	82,397
County of Clackamas OR GO, Series B, 5.00%, 06/01/22	125	134,385
County of Washington OR GOL, 5.00%, 06/01/22	50	53,754
Lane County School District No. 4J Eugene GO, 5.00%, 06/15/22 (GTD)	450	484,466
Oregon State Lottery RB
Series B, 5.00%, 04/01/22,	155	165,410
Series C, 5.00%, 04/01/22	530	565,595
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/22	300	321,522
Portland Community College District GO, 5.00%, 06/15/22	395	425,387
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/22 (GTD)(a)	330	327,710
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	635	696,411
State of Oregon GO
Series A, 5.00%, 05/01/22,	145	155,312
Series A, 5.00%, 08/01/22,	50	54,150
Series D, 5.00%, 05/01/22,	225	241,002
Series F, 5.00%, 05/01/22,	25	26,778
Series I, 5.00%, 08/01/22,	360	389,876
Series L, 5.00%, 08/01/22,	100	108,299
Series N, 5.00%, 08/01/22,	400	433,052
Serise A, 5.00%, 05/01/22,	100	107,112
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/22	300	326,085
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/22 (GTD)	50	53,830

		6,057,806

Security	Par (000)	Value

Pennsylvania — 1.9%
Bucks County Water & Sewer Authority RB, 4.00%, 06/01/22 (BAM)	$100	$105,656
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/22	200	215,146
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/22	320	344,624
Commonwealth of Pennsylvania GO
5.00%, 07/15/22,	200	215,820
First Series, 5.00%, 03/15/22,	540	574,663
First Series, 5.00%, 04/01/22,	295	314,508
First Series, 5.00%, 06/01/22,	360	386,554
First Series, 5.00%, 06/15/22,	125	134,446
First Series, 5.00%, 07/01/22	875	942,629
First Series, 5.00%, 09/15/22,	320	347,786
Second Series, 5.00%, 01/15/22,	380	401,424
Second Series, 5.00%, 08/15/22,	130	140,785
Second Series, 5.00%, 09/15/22,	100	108,683
Second Series, 5.00%, 10/15/22,	100	109,070
County of Montgomery GO, 5.00%, 05/01/22	175	187,446
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/22	95	102,509
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	290	315,865
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	110	118,023
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22,	200	217,454
Series A-1, 5.00%, 12/01/22	340	372,994
Series B, 5.00%, 06/01/22,	150	159,296
Series B, 5.00%, 12/01/22,	120	131,677
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	107,678
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/22	300	325,221
West Chester Area School District/PA GO, Series AA, 4.00%, 05/15/22 (SAW)	185	195,669

		6,575,626

Rhode Island — 0.9%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/22	520	557,190
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/22	1,055	1,146,532
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 5.00%, 10/01/22,	550	599,885
Series C, 5.00%, 10/01/22,	175	190,802
Serise A, 5.00%, 10/01/22,	160	174,448
State of Rhode Island COP, Series A, 5.00%, 10/01/22	50	54,314
State of Rhode Island GO
Series A, 5.00%, 05/01/22	195	208,717
Series A, 5.00%, 08/01/22,	200	216,416

		3,148,304

South Carolina — 0.7%
Beaufort County School District/SC GO, Series A, 5.00%, 03/01/22	55	58,484
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	328,275
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/22	50	52,770
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.00%, 02/01/22	110	115,164
Greenville County School District RB, 5.00%, 12/01/22	180	197,161

48	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
Piedmont Municipal Power Agency RB, Series A-2, 0.00%, 01/01/22 (NPFGC)(a)	$25	$24,809
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	76,140
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	195	213,156
South Carolina Transportation Infrastructure Bank RB,
Series B, 5.00%, 10/01/22	625	678,675
State of South Carolina GO
Series A, 4.00%, 04/01/22 (SAW),	20	21,062
Series A, 5.00%, 10/01/22,	245	267,273
Series B, 5.00%, 04/01/22 (SAW),	400	426,864
University of South Carolina RB, 5.00%, 05/01/22	70	74,651

		2,534,484

Tennessee — 1.2%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/22	195	206,577
City of Memphis TN Electric System Revenue RB, 4.00%, 12/01/22	100	107,727
County of Hamilton TN GO
Series A, 5.00%, 05/01/22,	195	208,748
Series B, 5.00%, 03/01/22,	150	159,417
County of Knox TN GO, Series B, 5.00%, 06/01/22	210	225,698
County of Rutherford TN GO, 5.00%, 04/01/22	265	282,837
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series D, 5.00%, 10/01/22	105	114,398
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22,	545	587,886
Series A, 5.00%, 01/01/22,	215	226,859
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/22	470	506,806
State of Tennessee GO
Series A, 5.00%, 08/01/22,	580	628,134
Series A, 5.00%, 09/01/22	340	369,563
Tennessee Energy Acquisition Corp. RB, Series C, 5.00%, 02/01/22	30	31,586
Tennessee State School Bond Authority RB
5.00%, 11/01/22,	175	191,490
Series A, 5.00%, 11/01/22,	175	191,490
Series B, 5.00%, 11/01/22,	165	180,652
Town of Collierville TN GO, Series A, 5.00%, 01/01/22	135	142,479

		4,362,347

Texas — 10.5%
Aldine Independent School District GO, 5.00%, 02/15/22 (PSF)	25	26,527
Allen Independent School District GO, 5.00%, 02/15/22 (PSF)	200	212,218
Austin Community College District GOL, 5.00%, 08/01/22	90	97,338
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/22	115	124,249
Austin Independent School District GO
5.00%, 08/01/22 (PSF),	120	129,916
Series A, 5.00%, 08/01/22,	260	281,484
Series B, 5.00%, 08/01/22,	75	81,211
Series B, 5.00%, 08/01/22 (PSF),	50	54,132
Birdville Independent School District GO
Series A, 5.00%, 02/15/22 (PSF),	180	190,996
Series B, 5.00%, 02/15/22 (PSF),	35	37,138

Security	Par (000)	Value

Texas (continued)
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/22	$125	$132,435
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22,	50	52,554
Series A, 5.00%, 01/01/22,	10	10,511
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/22 (AMBAC)(a),	180	177,379
Series A, 5.00%, 08/15/41 (PR 08/15/22),	185	200,625
City of Arlington TX GOL, 5.00%, 08/15/22	105	113,908
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	455	498,316
City of Austin TX GOL
4.50%, 09/01/22,	175	188,554
5.00%, 09/01/22	290	315,102
Series A, 5.00%, 09/01/22,	180	195,581
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	230	252,042
Series A, 5.00%, 05/15/22,	135	144,808
Series A, 5.00%, 05/15/22 (ETM),	25	26,780
Series A, 5.00%, 11/15/22	605	663,249
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/22	40	43,286
City of Carrollton TX GOL, 5.00%, 08/15/22	175	189,682
City of Corpus Christi TX Utility System Revenue RB, Series C, 5.00%, 07/15/22	45	48,600
City of Dallas TX GOL, 5.00%, 02/15/22	190	201,277
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/22	360	392,364
Serise C, 5.00%, 10/01/22,	200	217,980
City of El Paso TX GOL, 5.00%, 08/15/22	130	140,937
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22,	30	31,900
Serise A, 5.00%, 03/01/22,	500	531,670
City of Fort Worth TX GOL, 5.00%, 03/01/22	85	90,325
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/22	415	440,406
City of Garland TX Water & Sewer System Revenue RB, Series A, 5.00%, 03/01/22	115	121,902
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/22	125	134,445
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	405,465
Series C, 5.00%, 05/15/22,	485	520,002
Series D, 5.00%, 11/15/22,	125	136,981
City of Houston TX GOL, Series A, 5.00%, 03/01/22	290	308,169
City of Houston TX Hotel Occupancy Tax RB, 5.00%, 09/01/22	80	83,294
City of Lubbock TX GOL
5.00%, 02/15/22,	55	58,367
Series A, 4.00%, 02/15/22,	225	235,892
City of McKinney TX GOL, 5.00%, 08/15/22	250	271,210
City of Plano TX GOL
5.00%, 09/01/22	485	527,171
Series A, 5.00%, 09/01/22,	125	135,869
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/22	1,245	1,318,592
City of San Antonio Texas GOL, 5.00%, 02/01/22	40	42,349
City of San Antonio Texas RB, 5.00%, 02/01/22	125	132,389
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22,	260	275,369
5.00%, 02/01/22 (ETM),	130	137,515

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Clear Creek Independent School District GO
5.00%, 02/15/22 (PSF),	$140	$148,553
Series D, 5.00%, 02/15/22 (PSF),	190	201,607
College Station Independent School District GO, 5.00%, 08/15/22 (PSF)	100	108,446
Comal Independent School District GO, Series A, 5.00%, 02/01/22 (PSF)	100	105,872
County of Fort Bend TX GO, 5.00%, 03/01/22	175	185,866
County of Harris TX GOL, Series B, 5.00%, 10/01/22	85	92,744
County of Harris TX RB
Series A, 5.00%, 08/15/22,	195	211,068
Series B, 5.00%, 08/15/22,	185	200,244
County of Tarrant TX GOL, 5.00%, 07/15/22	405	437,756
Cypress-Fairbanks Independent School District GO, Series C, 5.00%, 02/15/22 (PSF)	200	212,218
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22,	310	340,234
Series B, 4.00%, 12/01/22,	150	161,558
Series B, 5.00%, 12/01/22,	605	664,006
Dallas Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	125	135,581
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22,	360	392,411
Series E, 5.00%, 11/01/22,	155	168,955
Series F, 5.00%, 11/01/22,	295	321,559
Series G, 5.00%, 11/01/22,	25	27,251
Deer Park Independent School District GOL, 5.00%, 02/15/22 (PSF)	80	84,887
Eagle Mountain & Saginaw Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	95	103,042
Fort Bend Independent School District GO
5.00%, 08/15/22 (PSF),	200	216,930
Series A, 5.00%, 08/15/22 (PSF),	80	86,772
Fort Worth Independent School District GO, 5.00%, 02/15/22 (PSF)	385	408,520
Frisco Independent School District GO
4.00%, 08/15/22 (PSF),	40	42,675
5.00%, 08/15/22 (PSF),	165	178,967
Grand Prairie Independent School District GO, 5.00%, 02/15/22 (PSF)	225	238,745
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22,	105	113,891
5.00%, 11/15/22,	25	27,092
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/22	340	368,016
Houston Community College System GOL, 5.00%, 02/15/22	155	164,385
Houston Independent School District GOL
5.00%, 02/15/22 (PSF),	275	291,800
Series A, 5.00%, 02/15/22 (PSF),	110	116,720
Katy Independent School District GO, Series A, 4.00%, 02/15/22 (PSF)	20	20,966
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF),	30	32,540
Series A, 5.00%, 08/15/22 (PSF),	45	48,809
Klein Independent School District GO
5.00%, 08/01/22 (PSF),	125	135,283
Series A, 5.00%, 02/01/22 (PSF),	190	201,181
Lamar Consolidated Independent School District GO, 5.00%, 02/15/22 (PSF)	315	334,243

Security	Par (000)	Value

Texas (continued)
Leander Independent School District GO
Series A, 0.00%, 08/15/22 (PSF)(a),	$135	$134,199
Series B, 0.00%, 08/15/22(a),	50	49,615
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a),	500	496,415
Series A, 4.00%, 08/15/22 (PSF),	140	149,362
Series A, 5.00%, 08/15/22 (PSF),	45	48,809
Lone Star College System GOL
5.00%, 09/15/22,	215	233,965
Series B, 5.00%, 02/15/22,	135	143,265
Lower Colorado River Authority RB
5.00%, 05/15/22	500	536,085
Series B, 5.00%, 05/15/22,	130	139,382
Series D, 5.00%, 05/15/22,	125	134,021
Mesquite Independent School District GO, Series C, 5.00%, 08/15/22 (PSF)	115	124,735
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22,	120	131,056
Series B, 5.00%, 11/01/22,	120	131,056
Midway Independent School District/McLennan County GO, 5.00%, 08/01/22 (PSF)	145	157,007
North Central Texas Health Facility Development Corp. RB, 5.00%, 08/15/22	20	21,547
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF),	55	59,555
5.25%, 02/01/22 (PSF),	165	175,286
North Texas Municipal Water District RB
5.00%, 06/01/22,	355	381,888
6.25%, 06/01/22,	85	93,111
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/22	280	304,237
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/22	885	932,845
Series B, 5.00%, 01/01/22	180	189,850
Northside Independent School District GO
5.00%, 06/15/22 (PSF)	390	419,936
5.00%, 08/15/22 (PSF),	345	374,204
Series A, 5.00%, 06/01/22 (PSF),	75	80,618
Northwest Independent School District GO
5.00%, 02/15/22 (PSF),	120	127,331
Series A, 5.00%, 02/15/22 (PSF),	250	265,272
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/22	100	107,938
Permanent University Fund - University of Texas System RB, Series A, 5.00%, 07/01/22	100	107,869
Permanent University Fund RB - Texas A&M University System, 5.00%, 07/01/22	330	356,195
Pflugerville Independent School District GO
5.00%, 02/15/22 (PSF),	150	159,164
Series A, 5.00%, 02/15/22,	300	318,327
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	60	63,665
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/22	140	152,530
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF),	630	668,487
5.00%, 08/15/22 (PSF),	100	108,465
San Antonio Water System RB
5.00%, 05/15/22,	65	69,722
5.00%, 05/15/22 (ETM),	105	112,477

50	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 05/15/22	$335	$359,338
Series A, 5.00%, 05/15/22 (ETM),	185	198,174
Series B, 5.00%, 05/15/22	200	214,530
San Jacinto College District GOL, 5.00%, 02/15/22	100	106,122
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/22	55	59,668
Spring Branch Independent School District GOL, Series B, 5.00%, 02/01/22 (PSF)	240	254,218
Spring Independent School District GO
5.00%, 08/15/22 (BAM),	100	108,484
5.00%, 08/15/22 (PSF),	250	271,162
State of Texas GO
5.00%, 04/01/22,	115	122,706
5.00%, 10/01/22	890	970,722
Series A, 5.00%, 10/01/22	1,095	1,194,316
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22,	105	113,492
5.00%, 12/01/22,	45	49,192
Tarrant Regional Water District RB
5.00%, 03/01/22,	265	281,674
5.00%, 09/01/22,	145	157,551
Texas A&M University RB
Series A, 5.00%, 05/15/22,	75	80,497
Series B, 5.00%, 05/15/22,	20	21,466
Series D, 5.00%, 05/15/22,	265	284,422
Series E, 5.00%, 05/15/22,	400	429,316
Serise C, 5.00%, 05/15/22,	100	107,329
Texas State University System RB
5.00%, 03/15/22,	325	345,816
Series A, 5.00%, 03/15/22	455	484,143
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/22,	990	1,080,001
Series A, 5.00%, 04/01/22,	300	320,148
Series A, 5.00%, 10/01/22,	240	261,818
Texas Water Development Board RB
5.00%, 04/15/22,	80	85,521
Series A, 5.00%, 04/15/22,	250	267,252
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/22	210	227,428
Trinity River Authority RB, 5.00%, 02/01/22	135	142,804
University of Houston RB, Series A, 5.00%, 02/15/22	105	111,316
University of North Texas System RB
5.00%, 04/15/22,	155	165,414
5.00%, 04/15/22 (ETM),	60	64,040
Series A, 5.00%, 04/15/22,	150	160,079
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	510	553,457
Series B, 5.00%, 08/15/22,	150	162,782
Series C, 5.00%, 08/15/22,	290	314,711
Series E, 5.00%, 08/15/22,	130	141,077
Weatherford Independent School District GO, 0.00%, 02/15/22 (PSF)(a)	115	114,404
Wylie Independent School District/TX GO, Series B, 4.00%, 08/15/22 (PSF)	165	176,034

		37,533,969

Utah — 1.2%
Alpine School District/UT GO, Series B, 5.00%, 03/15/22 (GTD)	300	319,344
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/22	140	152,727

Security	Par (000)	Value

Utah (continued)
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	$170	$183,258
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/22	350	371,864
Provo School District GO, 5.00%, 06/15/22 (GTD)	20	21,522
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	75,030
State of Utah GO, 5.00%, 07/01/22	275	296,736
University of Utah (The) RB
Series A, 5.00%, 08/01/22,	325	351,913
Series B, 5.00%, 08/01/22	300	324,843
Utah State Building Ownership Authority RB, 5.00%, 05/15/22	835	895,930
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22),	735	791,294
Series A, 5.00%, 06/15/22,	155	166,661
Series A, 5.25%, 06/15/22,	180	194,573

		4,145,695

Vermont — 0.1%
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22,	325	356,769
Series 5, 5.00%, 12/01/22,	60	65,865

		422,634

Virginia — 4.3%
City of Alexandria VA GO
Series A, 5.00%, 07/15/22 (SAW),	125	135,110
Series B, 4.00%, 06/15/25 (PR 06/15/22) (SAW),	1,245	1,320,273
Series B, 5.00%, 06/15/22 (SAW),	270	290,771
City of Hampton VA GO, Series B, 5.00%, 09/01/22 (SAW)	15	16,304
City of Norfolk VA GO
5.00%, 08/01/22 (SAW),	310	335,727
Series A, 5.00%, 09/01/22 (SAW),	205	222,825
City of Richmond VA GO
Series A, 5.00%, 03/01/22 (SAW)	340	361,536
Series B, 5.00%, 07/15/22,	100	108,088
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/22	225	241,893
County of Fairfax VA GO
Series A, 4.00%, 10/01/22 (SAW),	275	294,649
Series A, 5.00%, 10/01/22 (SAW)	855	932,377
Series B, 4.00%, 10/01/22 (SAW),	105	112,502
Series B, 5.00%, 10/01/22 (SAW),	325	354,412
County of Henrico VA Water & Sewer Revenue RB, 5.00%, 05/01/22	30	32,134
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	82,381
Hampton Roads Sanitation District RB, Serise A, 5.00%, 08/01/22	250	270,795
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	415	446,860
University of Virginia RB, Series A, 5.00%, 06/01/22	125	134,426
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	49,399
Virginia College Building Authority RB
5.00%, 02/01/22,	75	79,453
5.00%, 02/01/25 (PR 02/01/22),	110	116,502
Series 2, 5.00%, 09/01/22,	585	635,866
Series A, 5.00%, 02/01/22	450	476,716
Series A, 5.00%, 09/01/22,	190	206,520
Series B, 5.00%, 09/01/22,	100	108,695
Series B, 5.00%, 02/01/23 (PR 02/01/22),	1,000	1,059,110
Series D, 5.00%, 02/01/22,	90	95,343
Series E-2, 5.00%, 02/01/22,	50	52,969

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	$405	$434,358
5.00%, 05/15/25 (PR 05/15/22),	1,020	1,094,266
Series A, 4.50%, 03/15/22,	615	650,639
Series A, 5.00%, 09/15/25 (PR 03/15/22),	510	543,104
Series B, 5.00%, 05/15/22,	175	187,686
Virginia Commonwealth Transportation Board RB , 5.00%, 05/15/22	95	101,887
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/22	825	893,467
Series C, 5.00%, 08/01/22,	310	335,727
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW),	275	297,520
Series A, 5.00%, 08/01/22,	50	54,095
Series A, 5.00%, 08/01/22 (SAW),	75	81,142
Series B, 5.00%, 08/01/22,	360	389,480
Series B, 5.00%, 08/01/22 (SAW)	460	497,669
Series B, 5.00%, 08/01/22 (ETM),	5	5,399
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/22	40	43,636
Virginia Resources Authority RB
5.00%, 11/01/22,	365	399,777
5.00%, 11/01/22 (ETM),	10	10,932
Series A, 5.00%, 11/01/22	580	635,263
Serise S, 5.00%, 11/01/22,	165	180,721

		15,410,404

Washington — 5.3%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/22	155	169,703
Central Washington University RB, 5.00%, 05/01/22	50	53,168
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22,	200	213,432
5.00%, 05/01/22,	380	407,026
City of Seattle WA GOL
Series A, 5.00%, 04/01/22,	750	800,040
Series A, 5.00%, 06/01/22,	65	69,848
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22,	440	478,258
Series A, 5.00%, 01/01/22,	115	121,357
Series A, 5.00%, 05/01/22,	75	80,323
Series C, 5.00%, 10/01/22,	135	147,244
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/22	330	358,693
City of Tacoma WA Electric System Revenue, Series B, 5.00%, 01/01/22	135	142,397
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/22	100	105,540
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	330	361,825
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/22	135	142,397
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	155	166,808
County of King WA GO, 5.00%, 12/01/22	600	659,160
County of King WA GOL
4.00%, 12/01/22,	20	21,558
5.00%, 01/01/22,	100	105,528
5.25%, 01/01/22,	80	84,654
Series C, 5.00%, 12/01/22,	105	115,353
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/22,	25	26,382
Series B, 5.00%, 07/01/22	710	765,991

Security	Par (000)	Value

Washington (continued)
Series C, 4.00%, 01/01/22,	$100	$104,369
County of Snohomish WA GOL, 5.00%, 12/01/22	140	153,650
Energy Northwest RB, Series A, 5.00%, 07/01/22	750	808,620
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/22	125	131,895
King County Rural Library District GO, 4.00%, 12/01/22	355	382,044
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	455	499,376
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	220	241,457
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	345	378,941
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	370	406,086
Port of Seattle WA RB
Series A, 5.00%, 08/01/22,	335	360,966
Series B, 5.00%, 03/01/22,	110	116,785
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	135	148,019
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/22	190	208,489
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	230	252,432
State of Washington COP
Series A, 5.00%, 07/01/22,	150	161,698
Series B, 4.00%, 07/01/22,	295	313,122
State of Washington GO
5.00%, 07/01/22,	260	280,413
Series A, 5.00%, 08/01/22,	100	108,244
Series A, 5.00%, 08/01/26 (PR 08/01/22),	1,750	1,894,602
Series B, 5.00%, 02/01/22,	250	264,745
Series B, 5.00%, 07/01/22	495	533,862
Series B, 5.00%, 08/01/22,	160	173,190
Series C, 0.00%, 06/01/22 (AMBAC)(a),	135	134,109
Series C, 5.00%, 06/01/22,	40	42,983
Series C, 5.00%, 07/01/22,	105	113,244
Series D, 5.00%, 02/01/22	120	127,078
Series D, 5.00%, 07/01/22,	25	26,963
Series D, 5.25%, 02/01/22,	100	106,208
Series F, 0.00%, 12/01/22 (NPFGC)(a),	65	64,411
Series F, 5.00%, 07/01/22,	50	53,926
Series R-2012C, 4.00%, 07/01/22,	480	509,736
Series R-2012D, 5.00%, 07/01/22,	95	102,458
Series R-2015E, 5.00%, 07/01/22,	330	355,908
Series R-2017A, 5.00%, 08/01/22,	200	216,488
Series R-D, 5.00%, 08/01/22,	250	270,610
Serise R-2020C, 5.00%, 07/01/22,	320	345,123
State of Washington RB
Series C, 5.00%, 09/01/22,	235	254,756
Series F, 5.00%, 09/01/22,	495	536,615
University of Washington RB
5.00%, 04/01/22,	165	176,081
Series A, 5.00%, 12/01/22,	75	82,348
Series B, 5.00%, 06/01/22,	100	107,508
Series C, 5.00%, 12/01/22,	595	653,292
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	136,606
Washington State University RB
5.00%, 04/01/22,	215	229,123
5.00%, 10/01/22	200	217,376

52	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	$175	$191,954
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	142,537

		18,717,131

West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 11/01/22,	575	629,544
Serise A, 5.00%, 06/01/22,	150	161,262
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/22	390	423,310
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/22	250	269,540
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/22	100	107,816

		1,591,472

Wisconsin — 3.4%
City of Madison WI GO, Series A, 4.00%, 10/01/22	100	107,185
City of Milwaukee WI GO
Series N2, 5.00%, 05/01/22,	30	32,045
Series N2, 5.00%, 05/15/22,	125	133,741
City of Milwaukee WI Sewerage System Revenue RB, Series S5, 5.00%, 06/01/22	210	225,454
Madison Metropolitan School District/WI GO, 4.00%, 03/01/22	95	99,667
Milwaukee County Metropolitan Sewer District GO
Series A, 4.00%, 10/01/22,	110	117,904
Series A, 5.00%, 10/01/22,	105	114,546
Series A, 5.25%, 10/01/22,	105	115,045
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/22 (ETM),	75	79,364
Series 1, 5.00%, 06/01/22 (ETM),	125	134,240
State of Wisconsin Environmental Improvement Fund Revenue RB, Serise A, 5.00%, 06/01/22	250	268,810
State of Wisconsin GO
5.00%, 11/01/22,	205	224,403
Series 1, 5.00%, 05/01/22,	150	160,646
Series 1, 5.00%, 05/01/22 (ETM),	100	107,097
Series 2, 5.00%, 05/01/22,	155	166,000
Series 2, 5.00%, 05/01/22 (ETM),	20	21,419
Series 2, 5.00%, 11/01/22	955	1,045,391

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 3, 4.00%, 11/01/22,	$95	$102,103
Series 3, 5.00%, 11/01/22,	615	673,210
Series B, 5.00%, 05/01/22,	75	80,323
Series D, 5.00%, 05/01/22,	130	139,226
State of Wisconsin RB, Series A, 5.00%, 05/01/22	600	642,390
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	315	339,731
Series 1, 5.00%, 07/01/27 (PR 07/01/22),	2,790	3,009,545
Series 1, 5.00%, 07/01/28 (PR 07/01/22),	2,000	2,157,380
Series 2, 5.00%, 07/01/22	805	868,201
Serise 2, 5.00%, 07/01/23 (PR 07/01/22),	225	242,705
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22,	165	177,764
Series C, 5.00%, 08/15/22 (ETM),	40	43,341
Series E, 4.00%, 11/15/22,	125	134,078
WPPI Energy RB, Series A, 5.00%, 07/01/22	460	494,035

		12,256,989

Total Municipal Debt Obligations — 98.7% (Cost: $344,741,697)		351,522,020

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	137	136,680

Total Short-Term Investments — 0.0% (Cost: $136,655)		136,680

Total Investments in Securities — 98.7% (Cost: $344,878,352)		351,658,700

Other Assets, Less Liabilities — 1.3%		4,570,579

Net Assets — 100.0%		$356,229,279

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$337,426	$—	$(200,759	)(a)	$1	$12	$136,680	137	$4,258	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$351,522,020	$—	$351,522,020
Money Market Funds	136,680	—	—	136,680

	$136,680	$351,522,020	$—	$351,658,700

See notes to financial statements.

54	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23,	$265	$300,094
Series A, 5.00%, 09/01/23,	205	232,148
Series B, 5.00%, 09/01/23,	310	351,053
Alabama Public School & College Authority RB
Series C, 5.00%, 06/01/23,	100	112,082
Series A, 3.00%, 06/01/23,	60	64,009
Series A, 5.00%, 02/01/23,	235	259,746
Series B, 5.00%, 01/01/23,	240	264,341
City of Huntsville AL GOL, Series D, 5.00%, 05/01/23	115	128,448
State of Alabama GO
Series A, 5.00%, 08/01/23,	105	118,406
Series A, 5.00%, 11/01/23,	400	455,681
Series C, 5.00%, 11/01/23,	290	330,368
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	125	140,231
University of Alabama at Birmingham RB, Series A, 5.00%, 10/01/23	135	152,767

		2,909,374

Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	186,851
State of Alaska GO, Series B, 5.00%, 08/01/23	75	84,487

		271,338

Arizona — 3.0%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	210	236,185
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	38,223
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	365	412,782
Arizona State University RB
5.00%, 08/01/23,	150	168,054
Series B, 5.00%, 07/01/23,	220	247,119
Series C, 5.00%, 07/01/23,	295	331,365
Arizona Transportation Board RB, 5.00%, 07/01/23	850	955,652
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/23	70	79,541
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	39,344
City of Phoenix AZ GO
4.00%, 07/01/23,	565	621,274
5.00%, 07/01/23,	120	135,133
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	215	241,823
5.50%, 07/01/23 (NPFGC),	65	73,984
Series A, 5.00%, 07/01/23	410	460,247
Series B, 5.00%, 07/01/23	495	555,989
Series D, 5.00%, 07/01/23,	235	260,784
City of Scottsdale AZ GO, 5.00%, 07/01/23	100	112,611
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	100	112,611
County of Pima AZ GOL, 4.00%, 07/01/23	310	340,529
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	435	489,362
Maricopa County Community College District GO, 5.00%, 07/01/23	200	224,370
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	50	56,235
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	44,514

Security	Par (000)	Value

Arizona (continued)
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/23	$250	$280,818
Regional Public Transportation Authority RB, 5.25%, 07/01/23	135	152,843
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23,	365	402,350
Series A, 5.00%, 01/01/23,	610	672,421
State of Arizona COP, 5.00%, 09/01/23	260	294,432
University of Arizona (The) RB
5.00%, 06/01/23,	215	240,680
5.00%, 08/01/23,	55	61,716

		8,342,991

Arkansas — 0.4%
State of Arkansas GO
4.25%, 06/01/23,	35	38,536
5.00%, 04/01/23,	260	289,331
5.00%, 10/01/23,	480	545,270
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	119,447

		992,584

California — 9.4%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	49,221
Anaheim Housing & Public Improvements Authority RB, Series A, 5.00%, 10/01/23	175	198,578
Bay Area Toll Authority RB
5.00%, 04/01/23,	100	111,281
Series S-4, 5.00%, 04/01/43 (PR 04/01/23),	100	111,462
Series S-4, 5.25%, 04/01/53 (PR 04/01/23),	135	151,285
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	78,559
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	280	311,573
California Health Facilities Financing Authority RB
5.00%, 11/15/23,	25	28,467
Series A, 4.00%, 03/01/23,	70	75,594
Series A, 5.00%, 11/15/23,	15	17,127
Series B, 5.00%, 11/15/23,	110	124,576
California Infrastructure & Economic Development Bank RB, 5.00%, 10/01/23	185	210,389
California State Public Works Board RB
5.00%, 09/01/23,	200	225,880
Series A, 5.00%, 03/01/23,	170	188,141
Series A, 5.00%, 09/01/23,	175	197,645
Series A, 5.25%, 06/01/23 (ETM NPFGC),	15	16,913
Series B, 5.00%, 10/01/23	415	470,265
Series C, 5.00%, 11/01/23,	65	73,901
Series D, 5.00%, 09/01/23	520	587,288
Series F, 5.00%, 05/01/23,	135	150,429
Series F, 5.00%, 09/01/23,	130	146,822
Series G, 5.00%, 09/01/23,	20	22,588
Series H, 5.00%, 12/01/23,	125	142,584
Series I, 5.00%, 11/01/23,	175	198,964
California State University RB, Series A, 5.00%, 11/01/23	760	867,016
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	160	176,154
City of Los Angeles CA Wastewater System Revenue RB, Series B, 4.00%, 06/01/23	75	82,136
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/23	200	228,032

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Coast Community College District GO, Series A, 5.00%, 08/01/23	$60	$67,837
Contra Costa Water District RB, Series T, 5.00%, 10/01/23	120	136,619
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	160	179,550
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	147,460
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	195	192,050
Foothill-De Anza Community College District GO, 5.00%, 08/01/23	100	112,944
Huntington Beach Union High School District GO, 5.00%, 08/01/23	100	112,709
Irvine Ranch Water District SA, 5.00%, 02/01/23	30	33,209
Laguna Beach Unified School District GO, 4.00%, 08/01/23	105	115,843
Las Virgenes Unified School District GO
Series C, 0.00%, 11/01/23 (NPFGC)(a),	50	49,148
Series D, 0.00%, 09/01/23 (NPFGC)(a),	105	103,370
Long Beach Community College District GO, Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	162,830
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23,	245	276,713
Series C, 5.00%, 08/01/23,	145	163,769
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/23,	400	448,216
Series A, 5.00%, 07/01/23	380	427,489
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/23,	100	112,497
Series A, 5.00%, 07/01/23,	85	95,622
Series B, 5.00%, 07/01/23,	105	118,122
Series D, 4.00%, 07/01/23,	150	164,772
Series E, 5.00%, 07/01/23,	100	112,497
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/23	295	332,288
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23,	495	542,500
Series A, 5.00%, 07/01/23	1,580	1,773,408
Series C, 5.00%, 07/01/23,	135	151,525
Metropolitan Water District of Southern California RB, Series A, 5.00%, 07/01/23	125	140,729
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	22,601
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	305	346,867
Newport Mesa Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	50	49,329
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	197,422
Rancho Santiago Community College District GO, 4.00%, 09/01/23	20	22,128
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	300	335,997
San Diego Community College District GO, 0.00%, 08/01/23(a)	35	34,596
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	50	56,118
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/23 (NPFGC)(a),	105	103,387
Series H-2, 3.00%, 07/01/23,	200	214,342

Security	Par (000)	Value

California (continued)
Series H-2, 5.00%, 07/01/23,	$230	$258,679
Series J-2, 5.00%, 07/01/23,	85	95,719
San Jose Evergreen Community College District GO
5.00%, 09/01/23,	125	141,819
Series A, 5.00%, 09/01/23,	140	158,837
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	28,029
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23(a)	110	108,446
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	100	112,534
San Mateo Union High School District GO, Series B, 0.00%, 09/01/23 (NPFGC)(a)	20	19,740
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	105	117,384
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	100	98,765
State of California Department of Water Resources RB
5.00%, 12/01/23,	125	143,164
Series AW, 5.00%, 12/01/23,	115	131,711
Series AX, 5.00%, 12/01/23,	415	475,304
Series BA, 5.00%, 12/01/23,	235	269,148
State of California GO
4.00%, 05/01/23,	160	174,696
4.00%, 10/01/23	315	348,711
5.00%, 02/01/23,	100	110,506
5.00%, 08/01/23	2,015	2,273,444
5.00%, 09/01/23	1,055	1,194,387
5.00%, 10/01/23	795	903,104
5.00%, 11/01/23	1,380	1,572,980
5.00%, 12/01/23	320	365,967
Series A, 5.00%, 08/01/23,	475	535,923
Series B, 5.00%, 09/01/23	275	311,333
University of California RB
Series A, 5.00%, 05/15/23,	335	374,510
Series AK, VRDN, 5.00%, 05/15/48(b)(c),	2,125	2,375,622
Series AO, 5.00%, 05/15/23,	95	106,204
Series AR, 4.00%, 05/15/23,	200	218,546

		25,924,585

Colorado — 0.8%
Adams County School District No. 1, 4.00%, 12/01/23	250	278,342
Board of Water Commissioners City & County of Denver (The) RB, Series B, 5.00%, 09/15/23	100	113,423
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23,	290	329,179
Series B, 5.00%, 11/15/23,	200	227,020
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	175	199,906
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	117,574
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/23	500	557,045
University of Colorado RB, Series A-2, 5.00%, 06/01/23	240	268,798

		2,091,287

Connecticut — 1.8%
City of Stamford CT GO, 5.00%, 06/01/23	100	112,164
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, 1.10%, 07/01/48(b)(c),	500	507,760
Series C-2, VRDN, 5.00%, 07/01/57(b)(c),	355	391,874

56	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 06/01/23	$125	$140,274
State of Connecticut GO
Series A, 5.00%, 03/15/23,	275	304,901
Series A, 5.00%, 04/15/23	520	578,515
Series A, 5.00%, 10/15/23,	505	573,140
Series B, 5.00%, 04/15/23,	200	222,506
Series B, 5.00%, 05/15/23,	335	373,877
Series D, 5.00%, 06/15/23,	120	134,380
Series E, 5.00%, 09/01/23,	10	11,294
Series F, 5.00%, 09/15/23,	125	141,395
Series F, 5.00%, 11/15/23,	125	142,335
Series H, 5.00%, 11/15/23,	100	113,868
State of Connecticut Special Tax RB, Series A, 5.00%, 09/01/23	120	135,528
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/23,	65	71,443
Series A, 5.00%, 08/01/23,	230	258,892
Series A, 5.00%, 10/01/23,	375	424,939
Series B, 5.00%, 08/01/23,	105	118,190
University of Connecticut RB
Series A, 4.00%, 02/15/23,	50	53,920
Series A, 5.00%, 02/15/23,	100	110,107
Series A, 5.00%, 04/15/23,	100	110,863

		5,032,165

Delaware — 1.1%
County of New Castle DE GO
5.00%, 04/01/23,	100	111,435
5.00%, 10/01/23,	165	187,800
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	40	43,783
Delaware Transportation Authority RB, 5.00%, 07/01/23	820	922,008
State of Delaware GO
5.00%, 02/01/23,	405	448,128
Series C, 5.00%, 03/01/23,	630	699,565
Series A, 5.00%, 02/01/23,	50	55,324
Series B, 5.00%, 07/01/23,	165	185,808
Series C, 5.00%, 03/01/23,	140	155,459
Series D, 5.00%, 07/01/23,	125	140,764

		2,950,074

District of Columbia — 0.9%
District of Columbia GO
Series A, 5.00%, 06/01/23	780	874,669
Series B, 5.00%, 06/01/23,	350	392,479
District of Columbia RB
5.00%, 07/15/23,	20	22,374
Series A, 5.00%, 12/01/23,	360	412,070
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23,	150	170,351
Series B, 5.00%, 10/01/23,	155	176,368
Series C, 5.00%, 10/01/23,	130	147,637
Washington Metropolitan Area Transit Authority RB
Series A-1, 5.00%, 07/01/23,	150	168,149
Series B, 5.00%, 07/01/23,	220	246,618

		2,610,715

Florida — 4.0%
City of Jacksonville FL RB
5.00%, 10/01/23,	85	95,397
Series C, 5.00%, 10/01/23,	100	113,068

Security	Par (000)	Value

Florida (continued)
City of Orlando FL RB, Series B, 5.00%, 10/01/23	$55	$62,445
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	39,771
City of Tampa FL RB, 5.00%, 10/01/23	75	85,152
County of Broward FL Airport System Revenue RB, Series C, 5.00%, 10/01/23	40	45,041
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	145	162,603
County of Miami-Dade FL GO
5.00%, 07/01/23,	25	28,110
Series 2015-D, 5.00%, 07/01/23,	120	134,928
Series A, 5.00%, 07/01/23,	390	438,516
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	513,705
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23,	625	709,600
Series B, 5.00%, 10/01/23,	90	102,182
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	130	143,333
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	125,200
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	150	170,445
Florida Department of Environmental Protection RB
5.00%, 07/01/23,	455	511,602
Series A, 5.00%, 07/01/23	340	382,296
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	190	214,202
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	65	73,555
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	455	511,733
Series B, 5.00%, 07/01/23	420	472,370
Series C, 5.00%, 07/01/23,	25	28,117
Hillsborough County School Board COP
5.00%, 07/01/23,	100	111,788
Series A, 5.00%, 07/01/23,	60	67,073
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	170	191,306
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	85	91,930
Orange County School Board COP
Series A, 5.00%, 08/01/23,	90	101,174
Series D, 5.00%, 08/01/23,	50	56,208
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	105	119,411
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	270	299,800
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	100	112,185
Palm Beach County School District COP
Series A, 5.00%, 08/01/23,	50	56,179
Series B, 5.00%, 08/01/23,	125	140,446
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	22,308
Reedy Creek Improvement District GOL
5.00%, 06/01/23,	75	83,773
Series A, 5.00%, 06/01/23	255	284,827
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	35	38,553
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	215	238,541

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	$270	$301,447
Series B, 5.00%, 07/01/23,	170	189,800
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	22,414
State of Florida GO
Series A, 5.00%, 06/01/23	550	616,753
Series A, 5.00%, 07/01/23	760	855,197
Series B, 5.00%, 06/01/23	595	667,215
Series C, 5.00%, 06/01/23,	35	39,248
Series E, 5.00%, 06/01/23,	210	235,488
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	235	264,302
Series B, 5.00%, 07/01/23,	610	686,061
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	20	22,595

		11,079,393

Georgia — 1.6%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/23	80	91,265
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	68,321
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	40	44,427
Forsyth County School District GO, 5.00%, 02/01/23	130	143,844
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	85	94,454
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	115	127,282
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	565,015
State of Georgia GO
Series A, 5.00%, 07/01/23,	785	884,224
Series A-1, 5.00%, 02/01/23	450	498,028
Series C, 5.00%, 07/01/23,	75	84,480
Series C-1, 5.00%, 07/01/23,	150	168,960
Series D, 5.00%, 02/01/23,	355	392,889
Series E, 5.00%, 12/01/23,	140	160,436
Series F, 5.00%, 01/01/23,	1,000	1,102,790

		4,426,415

Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	555	623,887
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/23,	120	136,393
Series B, 4.00%, 10/01/23,	100	110,764
Series B, 5.00%, 09/01/23,	360	407,783
Series B, 5.00%, 10/01/23,	100	113,661
Series C, 5.00%, 10/01/23,	20	22,732
Series E, 4.00%, 09/01/23,	40	44,184
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	84,705
State of Hawaii GO
5.00%, 10/01/23,	130	147,515
Series EH, 5.00%, 08/01/30 (PR 08/01/23),	325	365,475
Series EH-2017, 5.00%, 08/01/23 (ETM),	520	584,761
Series EO, 5.00%, 08/01/23 (ETM),	50	56,374
Series EP, 5.00%, 08/01/23,	320	360,669
Series EY, 5.00%, 10/01/23,	385	436,871
Series EZ, 5.00%, 10/01/23,	50	56,737
Series FE, 5.00%, 10/01/23,	300	340,419

Security	Par (000)	Value

Hawaii (continued)
Series FG, 4.00%, 10/01/23,	$135	$149,282
Series FG, 5.00%, 10/01/23,	70	79,431
Series FH, 5.00%, 10/01/23,	50	56,736
Series FK, 4.00%, 05/01/23,	75	81,810
Series FK, 5.00%, 05/01/23,	175	195,233
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/23,	100	110,027
Series B, 5.00%, 01/01/23,	155	170,542

		4,735,991

Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	85	94,897

Illinois — 1.7%
Chicago O’Hare International Airport RB
4.13%, 01/01/23,	50	52,139
Series C, 5.00%, 01/01/23,	100	109,662
Series B, 5.00%, 01/01/23	500	548,310
Series D, 5.00%, 01/01/23,	40	43,865
Illinois Finance Authority RB
5.00%, 01/01/23,	200	220,100
5.00%, 07/01/23,	200	224,710
5.00%, 12/01/23,	265	302,890
State of Illinois GO
5.00%, 02/01/23,	120	126,792
5.00%, 05/01/23,	625	663,275
5.00%, 06/01/23,	115	122,208
5.00%, 07/01/23,	170	180,895
5.00%, 08/01/23,	335	356,932
Series A, 5.00%, 04/01/23,	215	227,894
Series B, 5.00%, 10/01/23,	435	464,515
Series B, 5.00%, 12/01/23,	50	53,484
Series D, 5.00%, 11/01/23,	865	914,063
State of Illinois RB
5.00%, 06/15/23,	100	107,858
First Series, 6.00%, 06/15/23 (NPFGC),	45	49,748
Series C, 4.00%, 06/15/23,	25	26,329

		4,795,669

Indiana — 0.7%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/23,	60	66,375
Series A, 5.00%, 06/01/23,	120	134,597
Series A, 5.00%, 12/01/23,	35	39,692
Series B, 5.00%, 02/01/23,	55	60,844
Series C, 5.00%, 12/01/23,	930	1,064,515
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/23	130	142,799
Indiana University RB
Series A, 5.00%, 06/01/23,	70	78,457
Series X, 5.00%, 08/01/23,	135	152,356
Purdue University RB
Series A, 4.00%, 07/01/23,	85	93,418
Series BB-1, 5.00%, 07/01/23,	20	22,511

		1,855,564

Iowa — 0.4%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	246,519
Iowa City Community School District RB, 5.00%, 06/01/23	55	61,479
Iowa Finance Authority RB, 5.00%, 08/01/23	255	288,007

58	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
State of Iowa RB
5.00%, 06/15/23,	$90	$101,036
Series A, 5.00%, 06/01/23,	365	409,099

		1,106,140

Kansas — 0.4%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	125	140,171
Johnson County Water District No. 1 RB, Series A, 5.00%, 01/01/23	210	231,537
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	30	33,429
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/23	20	22,116
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/23	590	667,774
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	112,709

		1,207,736

Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB, Series C, 5.00%, 05/15/23	125	139,709

Louisiana — 0.4%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	27,961
State of Louisiana GO
Series A, 4.00%, 09/01/23,	75	82,799
Series A, 5.00%, 02/01/23,	210	232,063
Series A, 5.00%, 04/01/23,	35	38,948
Series C, 5.00%, 07/15/23,	150	168,932
Series C, 5.00%, 08/01/23,	475	535,923

		1,086,626

Maine — 0.5%
City of Portland ME GO, 4.00%, 04/01/23	115	125,328
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/23,	395	447,069
Series A, 5.00%, 11/01/23,	125	142,480
Series C, 5.00%, 11/01/23,	110	125,382
Maine Turnpike Authority RB, 5.00%, 07/01/23	70	78,331
State of Maine GO, Series B, 5.00%, 06/01/23	510	571,899

		1,490,489

Maryland — 4.1%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	227,684
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	285	320,132
County of Anne Arundel MD GOL, 5.00%, 04/01/23	115	128,120
County of Baltimore MD GO
5.00%, 02/01/23	510	564,188
5.00%, 11/01/23,	180	205,461
County of Charles MD GO
5.00%, 10/01/23,	150	170,679
5.00%, 11/01/23,	10	11,418
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	271,207
County of Harford MD GO, 5.00%, 09/15/23	260	295,300
County of Montgomery MD GO
Series A, 5.00%, 11/01/23,	90	102,759
Series A, 5.00%, 12/01/23,	325	372,333
Series B, 5.00%, 11/01/23,	190	216,936
Series B, 5.00%, 12/01/23,	495	567,092
Series C, 5.00%, 10/01/23,	295	335,669
County of Prince George’s MD COP, 5.00%, 10/15/23	25	28,429
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	136,292

Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD GOL, Series A, 5.00%, 07/01/23	$185	$208,330
State of Maryland Department of Transportation RB
4.00%, 09/01/23,	305	336,900
5.00%, 02/15/23,	690	763,575
5.00%, 09/01/23,	200	226,546
5.00%, 10/01/23,	910	1,034,315
State of Maryland GO
First Series, 5.00%, 06/01/23,	590	661,933
Second Series, 5.00%, 08/01/23,	90	101,677
Series A, 5.00%, 03/01/23,	275	305,297
Series A, 5.00%, 08/01/23	410	463,193
Series B, 4.00%, 08/01/23,	415	457,255
Series C, 5.00%, 08/01/23	1,320	1,491,257
Washington Suburban Sanitary Commission GO
4.00%, 06/01/23,	185	202,704
5.00%, 06/01/23	405	454,487
5.00%, 06/15/23,	500	562,010

		11,223,178

Massachusetts — 2.5%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	340	381,881
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/23 (AMBAC)	500	580,145
Commonwealth of Massachusetts GOL
Series 8, 5.00%, 07/01/23,	175	196,969
Series A, 4.20%, 08/01/23 (AMBAC),	100	110,758
Series A, 5.00%, 03/01/23,	210	233,085
Series A, 5.00%, 05/01/23,	105	117,363
Series A, 5.00%, 07/01/23	235	264,502
Series B, 5.00%, 01/01/23,	45	49,595
Series B, 5.00%, 07/01/23,	835	939,826
Series B, 5.25%, 08/01/23,	70	79,539
Series B, 5.25%, 09/01/23 (AGM),	225	256,585
Series C, 5.00%, 10/01/23,	110	125,096
Series D, 5.00%, 07/01/23,	280	315,151
Series E, 5.00%, 11/01/23,	765	872,964
Series H, 5.00%, 12/01/23,	55	62,974
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	230	257,789
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	175	196,921
Series B, 5.25%, 07/01/23,	370	418,796
Series C, 5.50%, 07/01/23,	75	85,388
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	215	243,019
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/23 (NPFGC)(a)	85	83,368
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23,	385	430,426
Series A, 5.00%, 11/15/23 (ETM),	45	51,396
Series A, 5.00%, 05/15/38 (PR 05/15/23),	325	363,785
Series C, 4.00%, 08/15/23 (ETM),	15	16,546
Massachusetts State College Building Authority RB, Series A, 4.00%, 05/01/23	150	163,541
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23,	50	56,458
Series B, 5.25%, 08/01/23 (AGM),	75	85,199

		7,039,065

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 1.1%
County of Macomb MI GOL, 4.00%, 05/01/23	$100	$108,949
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/23	250	276,803
Michigan Finance Authority RB, 5.00%, 11/15/23	50	56,368
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	710	790,265
Series I, 5.00%, 10/15/23,	140	159,023
State of Michigan GO
Series A, 5.00%, 05/01/23,	35	39,056
Series A, 5.00%, 12/01/23,	140	160,297
Series B, 5.00%, 11/01/23,	20	22,823
State of Michigan RB, 5.00%, 03/15/23	485	535,910
University of Michigan RB, Series A, 5.00%, 04/01/23	700	779,142
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	70	78,790

		3,007,426

Minnesota — 1.6%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	28,525
County of Hennepin MN GO
Series C, 5.00%, 12/01/23,	105	120,258
Series A, 5.00%, 12/01/23,	95	108,804
Series C, 5.00%, 12/01/23,	70	80,172
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	93,910
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	33,976
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	285	316,330
Southern Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/23	115	126,138
State of Minnesota GO
Series D, 5.00%, 10/01/23,	100	113,724
Series A, 5.00%, 08/01/23	395	446,129
Series B, 5.00%, 08/01/23	840	948,730
Series B, 5.00%, 10/01/23,	250	284,310
Series D, 5.00%, 08/01/23	735	830,138
Series F, 5.00%, 10/01/23,	175	199,017
State of Minnesota RB, Series A, 5.00%, 06/01/23	505	565,317

		4,295,478

Mississippi — 0.1%
State of Mississippi GO, Series F, 5.25%, 10/01/23	215	245,928

Missouri — 1.1%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	550	606,606
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/23	100	112,797
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	150	167,627
Missouri Highway & Transportation Commission RB
5.00%, 05/01/23,	410	457,404
Series A, 4.00%, 05/01/23,	100	108,818
Series A, 5.00%, 05/01/23,	220	245,903
Series B, 5.00%, 05/01/23,	125	139,718
Series C, 5.00%, 02/01/23,	620	685,732
Missouri State Board of Public Buildings RB
5.00%, 10/01/23,	100	113,724
Series A, 4.00%, 04/01/23,	245	267,003

Security	Par (000)	Value

Missouri (continued)
Missouri State Environmental Improvement & Energy Resources Authority RB
Series B, 5.00%, 01/01/23,	$80	$88,186
Series B, 5.00%, 07/01/23,	50	56,277

		3,049,795

Nebraska — 0.3%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/23	215	236,167
Omaha Public Power District RB, Series A, 5.00%, 02/01/23	645	712,918

		949,085

Nevada — 2.6%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	127,323
Clark County School District GOL
Series A, 5.00%, 06/15/23,	300	333,450
Series A, 5.00%, 06/15/23,	300	333,450
Series B, 5.00%, 06/15/23,	260	288,990
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	470	528,604
County of Clark Department of Aviation RB, Series A, 5.00%, 07/01/23	150	167,090
County of Clark NV GOL
5.00%, 06/01/23,	75	83,917
5.00%, 11/01/23,	530	603,092
Series A, 5.00%, 11/01/23,	235	267,409
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	250	278,483
County of Clark NV RB, 5.00%, 07/01/23	580	649,849
Las Vegas Valley Water District GOL
Series A, 5.00%, 06/01/23	570	638,554
Series B, 5.00%, 12/01/23,	125	142,915
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	44,874
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23,	150	167,513
Series B, 5.00%, 07/01/23,	100	111,675
State of Nevada GOL
Series D, 5.00%, 04/01/23,	125	138,973
Series D-1, 5.00%, 03/01/23,	655	725,707
Series H-1, 5.00%, 06/01/23,	210	235,082
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	735	841,068
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	230	258,679
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF),	190	211,652
Series F, 5.00%, 06/01/23,	40	44,504

		7,222,853

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	139,700
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/23,	100	113,096
Series C, 5.25%, 08/15/23 (HERBIP),	100	113,789
Series E, 5.00%, 08/15/23,	125	140,923
State of New Hampshire GO, Series A, 5.00%, 03/01/23	100	110,943

		618,451

New Jersey — 1.6%
County of Monmouth NJ GO, 5.00%, 01/15/23	120	132,528
Monmouth County Improvement Authority (The) RB, Series B, 5.00%, 12/01/23 (GTD)	230	263,191

60	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/23 (SAP),	$470	$521,559
Series DDD, 5.00%, 06/15/23,	100	110,038
Series NN, 5.00%, 03/01/23,	800	871,648
Series UU, 5.00%, 06/15/23,	50	54,814
Series XX, 5.00%, 06/15/23 (SAP),	305	334,362
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP),	75	82,420
5.00%, 06/15/23,	75	82,220
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	395	432,151
Series A, 5.75%, 06/15/23 (NPFGC),	100	111,967
Series AA, 5.00%, 06/15/23,	230	252,142
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM),	10	11,019
Series B, 5.00%, 01/01/23,	190	208,272
Series C, 5.00%, 01/01/23,	170	186,349
State of New Jersey GO
5.00%, 06/01/23	385	424,901
Series T, 5.00%, 06/01/23,	330	364,201

		4,443,782

New Mexico — 0.8%
County of Santa Fe NM GO, 5.00%, 07/01/23	145	163,080
County of Santa Fe NM RB, 5.00%, 06/01/23	185	207,198
New Mexico Finance Authority RB, Series B, 5.00%, 06/01/23	90	100,874
State of New Mexico GO, Series B, 5.00%, 03/01/23	600	664,770
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23,	155	174,415
Series A, 5.00%, 07/01/23	175	196,920
Series B, 4.00%, 07/01/23,	390	428,517
Series B, 5.00%, 07/01/23,	40	44,874
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23,	130	144,708
Series C, 5.00%, 06/01/23,	100	111,314

		2,236,670

New York — 9.5%
City of New York NY GO
Series 1, 5.00%, 08/01/23,	375	420,465
Series A, 4.00%, 08/01/23,	70	76,582
Series A, 5.00%, 08/01/23	340	381,222
Series C, 5.00%, 08/01/23	1,845	2,068,687
Series C-1, 5.00%, 08/01/23,	100	112,124
Series D, 5.00%, 08/01/23,	35	39,243
Series D-1, 5.00%, 08/01/23,	50	56,062
Series E, 5.00%, 08/01/23,	110	123,336
Series G, 5.00%, 08/01/23,	705	790,474
Series H, 5.00%, 08/01/23,	135	151,367
Series I, 5.00%, 03/01/23,	50	55,151
Series I, 5.00%, 08/01/23,	125	140,155
Series J, 5.00%, 08/01/23,	505	566,226
Long Island Power Authority RB, Series A, 5.00%, 09/01/23	125	141,515
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23,	10	11,128
Series A-1, 5.00%, 11/15/23,	25	26,107
Series A-2, 5.00%, 11/15/23,	195	203,633
Series B, 5.00%, 11/15/23	930	971,171
Series B-3, 5.00%, 11/15/23,	55	57,435
Series C-1, 5.00%, 11/15/23,	365	381,159
Series D, 5.00%, 11/15/23,	400	417,708

Security	Par (000)	Value

New York (continued)
Series F, 5.00%, 11/15/23,	$140	$146,198
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	440	495,282
Series S-2, 5.00%, 07/15/23 (SAW),	100	112,564
Series S-3, 5.00%, 07/15/23 (SAW),	200	225,128
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A, 5.00%, 08/01/23,	150	168,975
Series A-1, 4.00%, 08/01/23,	125	137,403
Series A-1, 5.00%, 08/01/23	440	495,660
Series A-3, 5.00%, 08/01/23,	210	236,565
Series B-1, 4.00%, 08/01/23,	100	109,922
Series B-1, 5.00%, 11/01/23,	100	113,791
Series C, 5.00%, 11/01/23	510	580,335
Series D, 5.00%, 11/01/23,	265	301,546
Series E-1, 5.00%, 02/01/23,	25	27,591
Series F-1, 5.00%, 02/01/23,	200	220,728
Sub-Series C, 5.00%, 11/01/23,	155	176,376
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/23,	175	191,804
Series AA, 5.00%, 06/15/23,	750	841,545
Series DD, 5.00%, 06/15/23,	220	246,853
New York Convention Center Development Corp. RB
5.00%, 11/15/23,	25	27,659
Series B, 5.00%, 11/15/23,	20	22,127
New York State Dormitory Authority RB
Series 2015 B-A, 5.00%, 03/15/23,	110	121,934
Series A, 4.00%, 03/15/23,	50	54,236
Series A, 4.00%, 10/01/23 (SAW),	240	261,876
Series A, 5.00%, 02/15/23	1,420	1,568,333
Series A, 5.00%, 03/15/23	1,340	1,485,376
Series A, 5.00%, 07/01/23,	60	66,971
Series A, 5.00%, 10/01/23 (AGM),	65	72,931
Series A, 5.00%, 10/01/23 (SAW),	150	167,979
Series A, 5.00%, 02/15/36 (PR 02/15/23),	1,000	1,108,320
Series A, 5.50%, 05/15/23 (NPFGC),	205	230,428
Series B, 5.00%, 02/15/23	760	839,389
Series B, 5.00%, 07/01/23,	315	350,535
Series C, 5.00%, 03/15/23,	775	859,080
Series D, 5.00%, 02/15/23,	335	369,994
Series E, 5.00%, 02/15/23,	325	358,949
Series E, 5.00%, 03/15/23,	245	271,519
Series E, 5.00%, 10/01/23 (SAW),	50	55,993
New York State Environmental Facilities Corp. RB
5.00%, 05/15/23,	200	223,750
5.00%, 06/15/23	460	516,405
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23,	100	109,549
Series L, 5.00%, 01/01/23,	260	284,827
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/23	1,075	1,191,627
Series A-2, 5.00%, 03/15/23,	175	193,986
Series C-1, 5.00%, 03/15/23,	325	360,259
Series D, 5.00%, 03/15/23,	805	892,334
Series E, 5.00%, 03/15/23,	140	155,189
Port Authority of New York & New Jersey RB
5.00%, 07/15/23,	300	336,219
5.00%, 10/15/23,	130	147,130
5.00%, 12/01/23,	200	227,472

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	$545	$620,957
State of New York GO, Series A, 4.00%, 03/01/23	200	217,152
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/23,	140	158,507
Series A, 5.00%, 11/15/23,	130	147,185
Series A, 5.00%, 11/15/23 (Call 05/15/23),	100	110,881

		26,206,274

North Carolina — 2.0%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	56,013
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	45,759
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	22,444
County of Buncombe NC RB, 5.00%, 06/01/23	260	291,270
County of Durham NC GO, 5.00%, 10/01/23	200	227,572
County of Forsyth NC GO, 5.00%, 12/01/23	130	148,933
County of Guilford NC GO, Series A, 5.00%, 05/01/23	685	766,015
County of Mecklenburg NC GO, Series B, 5.00%, 12/01/23	25	28,641
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	295	335,023
County of Union NC GO, 5.00%, 09/01/23	665	754,077
County of Wake NC GO, 5.00%, 04/01/23	120	133,722
County of Wake NC RB
5.00%, 09/01/23,	100	113,212
Series A, 5.00%, 12/01/23,	175	200,139
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	16,709
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23,	110	119,905
Series E, 5.00%, 01/01/23,	10	10,900
State of North Carolina GO
5.00%, 06/01/23,	65	72,961
Series A, 5.00%, 06/01/23	1,165	1,307,678
State of North Carolina RB
5.00%, 03/01/23,	330	365,214
Series A, 5.00%, 05/01/23,	235	262,481
Series C, 5.00%, 05/01/23,	155	173,126

		5,451,794

North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	119,443

Ohio — 3.3%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	40	45,812
City of Columbus OH GO
4.00%, 04/01/23,	500	545,160
Series 1, 5.00%, 07/01/23,	100	112,611
Series 5, 5.00%, 08/15/23,	270	305,602
Series A, 4.00%, 07/01/23,	25	27,490
Series A, 5.00%, 02/15/23,	260	288,163
Series A, 5.00%, 08/15/23,	130	147,142
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	305,602
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	135	152,878
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	20	22,873
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	186,450
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	615	687,564

Security	Par (000)	Value

Ohio (continued)
Ohio Higher Educational Facility Commission RB, Series A, 5.00%, 12/01/23	$160	$180,405
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/23,	140	154,995
Series A-1, 5.00%, 02/15/23,	290	319,310
Ohio University RB, Series A, 5.00%, 12/01/23	100	113,901
Ohio Water Development Authority RB
5.00%, 12/01/23,	445	509,516
Series A, 5.00%, 06/01/23,	205	229,936
Series B, 5.00%, 12/01/23,	130	148,847
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/23,	135	151,421
5.00%, 12/01/23,	205	234,721
5.50%, 06/01/23,	235	266,603
5.50%, 12/01/23,	150	174,044
Series 2015A, 5.00%, 12/01/23,	140	160,297
State of Ohio GO
Series A, 5.00%, 03/01/23,	30	33,298
Series A, 5.00%, 03/15/23,	135	150,086
Series A, 5.00%, 05/01/23,	370	413,564
Series A, 5.00%, 08/01/23	325	367,068
Series A, 5.00%, 09/15/23	270	306,493
Series B, 4.00%, 09/01/23,	200	221,038
Series B, 5.00%, 08/01/23,	185	208,947
Series C, 5.00%, 11/01/23,	100	114,113
Series S, 5.00%, 04/01/23,	15	16,708
Series S, 5.00%, 05/01/23,	110	123,010
Series T, 5.00%, 11/01/23,	95	108,468
Series V, 5.00%, 05/01/23,	500	559,135
Series W, 4.00%, 05/01/23,	150	164,013
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	130,334
State of Ohio RB
Series A, 5.00%, 02/01/23	100	110,411
Series A, 5.00%, 04/01/23,	230	255,710
Series C, 5.00%, 12/01/23,	275	314,138

		9,067,877

Oklahoma — 0.9%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	238,740
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	465	520,540
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	146,763
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23,	315	353,471
Series A, 5.00%, 01/01/23,	45	49,482
Series A, 5.00%, 07/01/23,	140	157,098
Series B, 5.00%, 07/01/23,	200	224,426
Series C, 5.00%, 01/01/23,	100	109,959
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	135	151,987
Oklahoma Turnpike Authority RB, Series D, 4.00%, 01/01/23	180	194,339
Oklahoma Water Resources Board RB
5.00%, 04/01/23,	220	245,043
Series A, 5.00%, 04/01/23,	75	83,537

		2,475,385

Oregon — 2.1%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/23	55	61,990
City of Portland OR Sewer System Revenue RB Series A, 5.00%, 10/01/23,	90	102,379

62	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Series B, 5.00%, 06/15/23,	$215	$241,423
Series B, 5.00%, 10/01/23,	75	85,246
City of Portland OR Water System Revenue RB, Series A, 5.00%, 04/01/23	220	245,157
City of Salem OR GO, 5.00%, 06/01/23	100	112,219
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	83,958
Deschutes & Jefferson Counties School District No. 2J Redmond/OR GO, 0.00%, 06/15/23 (GTD)(a)	45	44,355
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/23 (GTD)	185	207,685
Oregon State Business Development Commission RB, VRDN,2.40%, 12/01/40(b)(c)	350	366,716
Oregon State Lottery RB
Series A, 5.00%, 04/01/23,	340	378,702
Series B, 5.00%, 04/01/23,	135	150,367
Series C, 5.00%, 04/01/23,	145	161,505
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	175	194,693
Portland Community College District GO, 5.00%, 06/15/23	130	146,050
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	150	148,044
State of Oregon Department of Transportation RB
Series C, 5.00%, 11/15/23,	110	125,650
Series A, 5.00%, 11/15/23	585	668,229
Series A, 5.00%, 11/15/29 (PR 11/15/23),	1,000	1,142,140
State of Oregon GO
Series A, 5.00%, 08/01/23,	50	56,501
Series C, 5.00%, 06/01/23,	100	112,219
Series D, 5.00%, 05/01/23,	235	262,793
Series F, 5.00%, 05/01/23,	100	111,827
Series G, 5.00%, 11/01/23,	45	51,380
Series H, 5.00%, 05/01/23,	495	553,544
Series O, 5.00%, 08/01/23,	70	79,102
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	22,667

		5,916,541

Pennsylvania — 1.9%
City of Philadelphia PA GO, 5.00%, 08/01/23	210	234,421
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/23,	550	604,522
First Series, 5.00%, 02/01/23,	110	121,270
First Series, 5.00%, 03/15/23,	195	216,056
First Series, 5.00%, 04/01/23,	185	205,348
First Series, 5.00%, 06/15/23,	160	179,083
First Series, 5.00%, 08/15/23,	815	918,334
First Series, 5.00%, 04/01/24 (PR 04/01/23),	350	389,760
Second Series, 5.00%, 09/15/23,	300	339,162
Second Series, 5.00%, 10/15/23,	520	589,836
Delaware County Authority RB
5.00%, 08/01/23,	110	123,015
5.00%, 12/01/23,	75	84,932
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/23	130	146,123
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/23	490	560,550
Series A, 5.25%, 07/15/23 (AGM),	110	124,813
Series A-1, 5.00%, 12/01/23,	225	257,096
Series B, 5.00%, 12/01/23,	35	39,338

Security	Par (000)	Value

Pennsylvania (continued)
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	$120	$133,610

		5,267,269

Rhode Island — 0.8%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	350	390,285
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	195	220,646
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series A, 5.00%, 10/01/23,	275	312,653
Series B, 5.00%, 10/01/23	450	511,614
Series C, 5.00%, 10/01/23,	25	28,423
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	163,859
State of Rhode Island GO
Series A, 3.00%, 08/01/23,	400	429,572
Series A, 5.00%, 05/01/23,	150	167,541
Series D, 5.00%, 08/01/23,	50	56,428
Series A, 5.00%, 08/01/23,	50	56,428

		2,337,449

South Carolina — 0.1%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	60	68,341
State of South Carolina GO, Series A, 5.00%, 08/01/23 (SAW)	150	169,504

		237,845

Tennessee — 2.4%
City of Memphis TN GO
5.00%, 05/01/23,	320	357,251
Series A, 5.00%, 11/01/23,	100	113,952
County of Blount TN GO, Series B, 5.00%, 06/01/23	145	162,319
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	195	218,012
County of Knox TN GO, 5.00%, 06/01/23	130	145,742
County of Shelby TN GO
Series A, 4.00%, 03/01/23,	195	212,008
Series A, 5.00%, 03/01/23,	160	177,667
County of Sumner TN GO, 5.00%, 12/01/23	45	51,554
County of Washington TN GO, Series A, 4.00%, 06/01/23	75	82,116
County of Williamson TN GO, 5.00%, 04/01/23	70	77,986
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	75	83,906
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,160	1,305,301
Series A, 5.00%, 07/01/23,	80	90,021
Series A, 5.00%, 01/01/29 (PR 01/01/23),	25	27,546
Series A, 5.00%, 01/01/33 (PR 01/01/23),	1,250	1,377,312
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/23,	70	78,808
Series B, 5.00%, 07/01/23,	100	112,583
State of Tennessee GO
Series A, 5.00%, 08/01/23	655	740,170
Series A, 5.00%, 09/01/23,	250	283,488
Series B, 5.00%, 08/01/23,	140	158,204
Tennessee State School Bond Authority RB
5.00%, 11/01/23,	40	45,632
Series A, 5.00%, 11/01/23,	65	74,153
Series B, 5.00%, 11/01/23,	465	530,477

		6,506,208

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 11.9%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	$175	$193,660
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	248,881
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	235	259,774
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	426,330
Austin Community College District GOL, 5.00%, 08/01/23	215	242,325
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	112,533
Austin Independent School District GO
Series B, 5.00%, 08/01/23,	435	490,793
Series B, 5.00%, 08/01/23 (PSF),	50	56,472
Birdville Independent School District GO
5.00%, 02/15/23 (PSF),	45	49,787
Series B, 5.00%, 02/15/23 (PSF),	40	44,255
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	250	270,972
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	109,073
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a),	250	243,602
Series C, 5.00%, 08/15/23,	125	140,626
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	140	159,918
City of Austin TX GOL, 5.00%, 09/01/23	350	396,351
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23,	40	44,761
5.00%, 11/15/23,	195	222,743
Series A, 5.00%, 05/15/23,	145	162,258
Series A, 5.00%, 11/15/23,	375	428,351
City of Denton TX GOL, 5.00%, 02/15/23	115	127,290
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	70	77,532
City of Garland TX GOL, 5.00%, 02/15/23	165	182,313
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/23,	140	159,872
Series C, 5.00%, 05/15/23,	255	285,281
Series D, 5.00%, 11/15/23	175	199,840
City of Houston TX GOL, Series A, 5.00%, 03/01/23	100	110,622
City of Lubbock TX GOL, 5.00%, 02/15/23	110	121,702
City of Plano TX GOL, 5.00%, 09/01/23	180	203,782
City of Round Rock TX GOL, 5.00%, 08/15/23	75	84,665
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	175	193,343
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/23	465	513,741
5.00%, 02/01/23 (ETM),	330	364,119
City of San Antonio TX GOL, 5.00%, 02/01/23	400	442,216
City of Waco TX GOL, 5.00%, 02/01/23	20	22,087
Clear Creek Independent School District GO, 5.00%, 02/15/23	100	110,784
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	225	249,100
Series A, 5.00%, 02/15/23 (PSF),	165	182,673
County of Bexar TX GOL, 5.00%, 06/15/23	260	291,808
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	102,323
County of Harris TX RB
5.00%, 08/15/23,	165	185,970
Series A, 5.00%, 08/15/23,	135	152,157
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23)	540	609,811

Security	Par (000)	Value

Texas (continued)
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	$310	$343,356
Series A, 5.00%, 02/15/23 (PSF),	35	38,766
Dallas Area Rapid Transit RB
5.00%, 12/01/23,	150	171,597
Series A, 5.00%, 12/01/23,	275	314,594
Dallas/Fort Worth International Airport RB, Series G, 5.00%, 11/01/23	160	181,194
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	113,096
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	105	118,751
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	90,501
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23)	900	996,831
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	98,967
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	160	180,334
Houston Community College System GOL, 5.00%, 02/15/23	270	298,790
Houston Independent School District GOL
5.00%, 02/15/23 (PSF),	350	387,404
Series A, 5.00%, 02/15/23 (PSF),	185	204,771
Humble Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	50	55,247
Katy Independent School District GO
5.00%, 02/15/23 (PSF),	95	105,106
Series A, 5.00%, 02/15/23 (PSF),	370	409,361
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/23 (PSF)	50	55,404
Killeen Independent School District GO, 5.00%, 02/15/23	180	198,758
Klein Independent School District GO
5.00%, 02/01/23 (PSF),	150	165,867
Series A, 5.00%, 08/01/23 (PSF),	370	417,785
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	28,207
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a),	240	237,322
5.00%, 08/15/23 (PSF),	20	22,619
Series A, 5.00%, 08/15/23,	85	96,132
Series A, 0.00%, 08/15/23 (PSF)(a),	50	49,442
Series B, 5.00%, 08/15/23,	20	22,536
Series D, 0.00%, 08/15/23 (PSF)(a),	60	59,330
Lewisville Independent School District GO
5.00%, 08/15/23,	200	226,192
5.00%, 08/15/23 (PSF)	800	904,768
Series A, 4.00%, 08/15/23 (PSF),	35	38,614
Series A, 5.00%, 08/15/23 (PSF),	170	192,263
Series B, 5.00%, 08/15/23,	25	28,274
Lone Star College System GOL, Series B, 5.00%, 02/15/23	335	371,046
Lower Colorado River Authority RB
5.00%, 05/15/23	185	206,469
Series B, 5.00%, 05/15/23,	355	396,198
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	101,706
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	112,709
Metropolitan Transit Authority of Harris County RB 5.00%, 11/01/23,	365	415,104

64	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 11/01/23,	$105	$119,413
Series B, 5.00%, 11/01/23,	20	22,745
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF),	225	254,124
5.25%, 02/01/23 (PSF),	220	244,554
Series B, 5.00%, 02/01/23 (PSF),	125	138,253
North Texas Municipal Water District RB
5.00%, 06/01/23	305	341,332
6.25%, 06/01/23,	75	86,509
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	340	385,234
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/23	795	873,451
Series B, 5.00%, 01/01/23,	280	307,373
Northside Independent School District GO
3.00%, 08/15/23 (PSF),	115	123,555
5.00%, 06/15/23 (PSF),	25	28,052
5.00%, 08/15/23 (PSF)	370	418,014
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF),	200	221,422
Series B, 5.00%, 02/15/23 (PSF),	120	132,853
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	95	105,222
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/23,	200	225,108
Series A, 5.00%, 07/01/23,	170	191,342
Series A, 5.25%, 07/01/23,	195	220,773
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/23,	25	28,096
Series B, 5.00%, 07/01/23,	140	157,336
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	340	376,417
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	193,616
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	60	67,784
San Angelo Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	190	210,121
San Antonio Water System RB
Series A, 5.00%, 05/15/23,	245	273,961
Series B, 5.00%, 05/15/23	160	178,914
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	112,448
Spring Branch Independent School District GOL, Series A, 5.00%, 02/01/23 (PSF)	135	149,344
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	420	474,877
State of Texas GO
5.00%, 04/01/23,	150	166,998
5.00%, 08/01/23,	150	169,328
5.00%, 10/01/23	760	863,823
Series A, 5.00%, 10/01/23,	75	85,246
Series A, 5.00%, 10/01/23	450	511,475
Series B-1, 5.00%, 08/01/23,	45	50,798
Series D, 5.00%, 05/15/23,	100	111,902
State of Texas GOL, Series A, 5.00%, 08/01/23	175	197,549
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23,	100	112,590
5.00%, 12/01/23,	40	45,494

Security	Par (000)	Value

Texas (continued)
Tarrant Regional Water District RB
5.00%, 03/01/23,	$325	$359,921
Series A, 5.00%, 03/01/23,	145	160,580
Texas A&M University RB
Series B, 5.00%, 05/15/23,	155	173,532
Series D, 5.00%, 05/15/23,	35	39,185
Series E, 5.00%, 05/15/23,	210	235,108
Texas State Technical College RB, 5.00%, 10/15/23	20	22,762
Texas State University System RB
5.00%, 03/15/23,	140	155,329
Series A, 5.00%, 03/15/23	535	593,577
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/23,	630	716,064
Series A, 5.00%, 04/01/23,	160	178,131
Series A, 5.00%, 10/01/23,	150	170,491
Texas Water Development Board RB
5.00%, 04/15/23,	100	111,592
5.00%, 08/01/23,	125	141,218
Series A, 5.00%, 04/15/23	335	373,833
Series A, 5.00%, 10/15/23,	150	170,905
Series B, 5.00%, 10/15/23,	200	227,874
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/23	50	56,355
Trinity River Authority RB, 5.00%, 02/01/23	155	170,990
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	28,229
University of Houston RB, 4.00%, 02/15/23	50	54,171
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	111,227
University of Texas System (The) RB
Series A, 5.00%, 08/15/23,	220	249,141
Series C, 5.00%, 08/15/23,	375	424,672
Series D, 5.00%, 08/15/23,	460	520,932
Series H, 5.00%, 08/15/23,	25	28,312
Series I, 5.00%, 08/15/23,	375	424,672
Series J, 5.00%, 08/15/23,	100	113,246

		32,721,402

Utah — 2.4%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	375	417,094
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	125,165
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	110,530
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,978,847
Davis School District GO, 5.00%, 06/01/23 (GTD)	165	185,071
Intermountain Power Agency RB, 5.00%, 07/01/23	250	280,817
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	85,293
University of Utah (The) RB
Series A, 5.00%, 08/01/23 (SAP),	275	310,678
Series B, 5.00%, 08/01/23,	175	197,705
Series B, 5.00%, 08/01/27 (PR 08/01/23),	1,075	1,212,041
Series B, 5.00%, 08/01/28 (PR 08/01/23),	565	637,026
Series B-1, 5.00%, 08/01/23,	205	231,597
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	300	335,220
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	245	274,701
Washington County School District Board of Education/St George GO, 5.00%, 03/01/23 (GTD)	110	122,065

		6,503,850

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont — 0.1%
State of Vermont GO, Series B, 5.00%, 08/15/23	$100	$113,186
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	28,058
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	28,616

		169,860

Virginia — 5.2%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,118,180
City of Falls Church VA GO, Series B, 5.00%, 07/15/23	250	281,985
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	11,340
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	67,802
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	335	378,560
Series A, 5.00%, 08/01/23 (SAW),	35	39,551
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/23	145	160,138
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23,	500	548,665
Series B, 5.00%, 06/01/23,	100	112,302
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	79,924
County of Fairfax VA GO
Series A, 5.00%, 10/01/23 (SAW),	700	796,502
Series B, 5.00%, 04/01/23 (SAW),	75	83,576
Series B, 5.00%, 10/01/23 (SAW),	365	415,319
County of Henrico VA GO, Series A, 5.00%, 08/01/23	105	118,839
County of Loudoun VA GO
Series A, 5.00%, 12/01/23,	140	160,343
Series A, 5.00%, 12/01/23 (SAW)	410	469,577
County of Prince William VA COP, 5.00%, 10/01/23	120	136,130
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	112,974
Fairfax County Water Authority RB, 5.00%, 04/01/23	315	351,020
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	563,055
Town of Leesburg VA GO, 5.00%, 01/15/23	125	138,050
Virginia College Building Authority RB
Series A, 5.00%, 02/01/23	320	353,941
Series A, 5.00%, 02/01/28 (PR 02/01/23),	1,025	1,133,414
Series E-1, 5.00%, 02/01/23,	245	271,090
Series E-2, 5.00%, 02/01/23,	555	614,102
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	590	659,584
5.00%, 09/15/23,	115	130,331
5.00%, 09/15/23 (PR 03/15/23),	1,100	1,222,661
Series A, 5.00%, 05/15/23,	130	145,332
Series C, 5.00%, 05/15/23,	90	100,615
Virginia Public Building Authority RB
Series C, 5.00%, 08/01/23,	365	412,246
Series A, 4.00%, 08/01/23,	75	82,680
Series A, 5.00%, 08/01/23,	215	242,830
Series A, 5.00%, 08/01/26 (PR 08/01/23),	220	248,369
Series B, 5.00%, 08/01/23	700	790,818
Virginia Public School Authority RB
5.00%, 03/01/23 (SAW),	150	166,525
5.00%, 04/15/23,	90	100,338
5.00%, 07/15/23 (SAW),	25	28,191
5.00%, 08/01/23 (SAW),	350	394,996
Series B, 5.00%, 08/01/23,	100	112,856
Series A, 5.00%, 08/01/23 (SAW)	210	236,998
Series B, 5.00%, 08/01/23 (SAW),	80	90,285

Security	Par (000)	Value

Virginia (continued)
Virginia Resources Authority RB
5.00%, 10/01/23	$315	$358,426
5.00%, 11/01/23,	185	211,227
Series A, 4.00%, 11/01/23,	75	83,397
Series A, 5.00%, 11/01/23,	80	91,342

		14,426,426

Washington — 5.2%
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/23	50	56,263
City of Seattle WA GO, 5.00%, 12/01/23	100	114,498
City of Seattle WA GOL
Series A, 5.00%, 04/01/23,	445	495,654
Series A, 5.00%, 06/01/23,	100	112,164
Series A, 5.00%, 11/01/23,	100	114,113
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/23,	300	334,074
Series C, 5.00%, 09/01/23,	25	28,326
Series C, 5.00%, 10/01/23,	175	198,961
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/23	160	178,797
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	295	337,669
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/23	205	225,650
Clark County Public Utility District No. 1 RB, Series 1, 5.00%, 01/01/23	60	66,016
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	100	114,564
County of King WA GOL
5.00%, 07/01/23,	385	433,333
5.25%, 01/01/23,	115	127,335
Series B, 5.00%, 12/01/23,	165	188,922
Series E, 5.00%, 12/01/23,	165	188,922
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	370	416,135
County of Snohomish WA GOL, 5.00%, 12/01/23	25	28,591
Energy Northwest RB
5.00%, 07/01/23,	110	123,716
Series A, 5.00%, 07/01/23	1,235	1,388,991
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/23	250	275,463
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	57,083
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	28,575
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	125	143,080
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	665	760,747
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	255	291,883
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	102,660
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	200,254
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	72,942
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	20	22,880

66	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Port of Seattle WA GOL
5.00%, 01/01/23,	$55	$60,616
5.00%, 06/01/23,	180	201,895
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	77,125
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	100	114,464
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	138,966
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	28,542
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	22,267
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	120	137,278
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	159,832
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	280,275
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	65	74,380
State of Washington COP
Series A, 5.00%, 07/01/23	370	415,817
Series B, 5.00%, 07/01/23,	235	264,100
State of Washington GO
5.00%, 02/01/23,	50	55,265
Series C, 5.00%, 02/01/23,	350	386,855
Series A, 5.00%, 08/01/23	390	440,138
Series B, 5.00%, 07/01/23	345	388,018
Series B, 5.00%, 08/01/23,	110	124,142
Series C, 5.00%, 02/01/23,	250	276,325
Series C, 5.50%, 07/01/23,	135	146,892
Series D, 5.00%, 02/01/23,	160	176,848
Series E, 5.00%, 06/01/23,	100	112,082
Series R, 4.00%, 07/01/23,	75	82,365
Series R, 5.00%, 07/01/23,	90	101,222
Series R-2015, 5.00%, 07/01/23,	300	337,407
Series R-2017A, 5.00%, 08/01/23,	215	242,640
Series R-2018D, 5.00%, 08/01/23,	100	112,856
Series R-C, 5.00%, 07/01/23,	375	421,759
State of Washington RB
Series C, 5.00%, 09/01/23,	525	592,935
Series E, 5.25%, 02/01/23,	150	166,634
University of Washington RB
Series A, 4.00%, 12/01/23,	145	161,533
Series B, 4.00%, 06/01/23,	135	147,920
Series C, 5.00%, 12/01/23,	100	114,464
Washington State University RB
5.00%, 04/01/23,	315	349,244
5.00%, 10/01/23,	120	135,719
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	17,135

		14,294,216

West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 06/01/23,	600	672,324
Series A, 5.00%, 11/01/23,	55	62,674
Series A, 5.00%, 12/01/23,	100	114,365
West Virginia Parkways Authority RB, 5.00%, 06/01/23	260	291,413
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	150	168,277

Security	Par/ Shares (000)	Value

West Virginia (continued)
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/23	$100	$112,355

		1,421,408

Wisconsin — 4.3%
City of Madison WI GO, Series A, 4.00%, 10/01/23	265	293,933
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	50	55,025
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	270	297,149
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	275	312,224
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 5.00%, 06/01/24 (PR 06/01/23),	1,275	1,428,064
Series 2, 5.00%, 06/01/23,	115	128,806
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	695	779,352
State of Wisconsin GO
5.00%, 11/01/23,	430	490,548
Series D, 5.00%, 05/01/23,	150	167,622
Series 1, 5.00%, 05/01/23,	210	234,671
Series 1, 5.00%, 11/01/23,	320	365,059
Series 2, 5.00%, 11/01/23	255	290,906
Series A, 5.00%, 05/01/23,	100	111,748
Series A, 5.00%, 05/01/28 (PR 05/01/23),	1,000	1,116,180
Series A, 5.00%, 05/01/29 (PR 05/01/23),	2,000	2,232,360
Series B, 4.00%, 05/01/23,	55	60,124
Series C, 5.00%, 05/01/23,	40	44,699
State of Wisconsin RB, Series A, 5.00%, 05/01/23	265	295,920
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/23,	70	76,913
Series 1, 5.00%, 07/01/23	255	287,031
Series 1, 5.00%, 07/01/26 (PR 07/01/23),	645	724,922
Series 1, 5.00%, 07/01/27 (PR 07/01/23),	615	692,078
Series 1, 5.00%, 07/01/30 (PR 07/01/23),	240	270,079
Series A, 5.00%, 07/01/23	575	647,485
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23,	115	128,798
Series A, 5.00%, 11/15/23,	40	45,495
WPPI Energy RB, Series A, 5.00%, 07/01/23	230	256,528

		11,833,719

Total Municipal Debt Obligations — 98.7% (Cost: $264,738,900)		272,432,419

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	191	190,614

Total Short-Term Investments — 0.0% (Cost: $190,614)		190,614

Total Investments in Securities — 98.7% (Cost: $264,929,514)		272,623,033

Other Assets, Less Liabilities — 1.3%		3,455,629

Net Assets — 100.0%		$276,078,662

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$280,733	$—	$(90,368	)(a)	$251	$(2)	$190,614	191	$3,481	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$272,432,419	$—	$272,432,419
Money Market Funds	190,614	—	—	190,614

	$190,614	$272,432,419	$—	$272,623,033

See notes to financial statements.

68	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24,	$130	$152,942
Series B, 5.00%, 09/01/24,	445	523,534
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24,	25	28,773
Series A, 5.00%, 05/01/24,	75	87,170
Series B, 5.00%, 01/01/24,	120	137,653
Auburn University RB, Series B, 5.00%, 06/01/24	35	40,526
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	17,616
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	58,049
State of Alabama GO
Series A, 5.00%, 08/01/24,	195	228,684
Series A, 5.00%, 11/01/24,	90	106,555
Series C, 5.00%, 08/01/24,	50	58,637
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	130	151,659

		1,591,798

Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	295	345,598

Arizona — 2.7%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	50	57,224
Arizona State University RB
Series B, 5.00%, 07/01/24,	45	52,551
Series C, 5.00%, 07/01/24,	45	52,551
Arizona Transportation Board RB, 5.00%, 07/01/24	295	344,797
Arizona Water Infrastructure Finance Authority RB, Serise A, 5.00%, 10/01/24	245	289,467
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	263,961
City of Phoenix AZ GO
4.00%, 07/01/24,	510	578,452
5.00%, 07/01/24,	125	146,574
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24,	205	240,053
Series A, 5.00%, 07/01/24	435	506,928
Series B, 5.00%, 07/01/24	510	596,445
Series D, 5.00%, 07/01/24,	75	86,224
City of Scottsdale AZ GOL, 4.00%, 07/01/24	200	227,158
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	98,489
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	70	82,081
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	185	216,411
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	22,606
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/24	50	58,430
Regional Public Transportation Authority RB, 5.25%, 07/01/24	210	247,987
State of Arizona COP
5.00%, 09/01/24,	200	235,212
5.00%, 10/01/24,	135	159,272
University of Arizona (The) RB
Series A, 5.00%, 06/01/24,	50	58,204
Series B, 5.00%, 06/01/24,	150	174,612

		4,795,689

Arkansas — 0.0%
State of Arkansas GO, 4.00%, 06/01/24	80	90,378

Security	Par (000)	Value

California — 10.3%
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24,	$85	$100,170
5.00%, 08/01/24 (ETM),	10	11,696
Beverly Hills Unified School District CA GO, 0.00%, 08/01/24(a)	450	442,786
California Educational Facilities Authority RB, 0.00%, 10/01/24(a)	160	153,902
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	20	23,651
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/24	395	467,202
Series A, 5.00%, 10/01/24,	330	390,321
California State Public Works Board RB
Series A, 5.00%, 09/01/24,	250	293,390
Series B, 5.00%, 10/01/24,	205	241,332
Series C, 5.00%, 03/01/24,	100	115,145
Series D, 5.00%, 09/01/24,	145	170,166
Series F, 5.00%, 05/01/24,	80	92,708
Series G, 5.00%, 05/01/24,	120	139,062
Series H, 5.00%, 12/01/24,	65	76,987
Serise B, 5.00%, 10/01/24,	150	176,585
California State University RB
Series A, 5.00%, 11/01/24	480	569,094
Serise A, 4.00%, 11/01/24,	65	74,493
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	122,491
City of Los Angeles Department of Airports RB, Serise B, 5.00%, 05/15/24	265	305,831
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/24,	100	114,604
5.00%, 11/01/24,	240	284,568
Series D, 5.00%, 11/01/24,	15	17,786
Coast Community College District GO, Series D, 5.00%, 08/01/24	35	41,246
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	97,446
Grossmont Union High School District GO
0.00%, 08/01/24 (NPFGC)(a),	290	283,864
5.00%, 08/01/24,	25	29,400
Long Beach Community College District GO, Series F, 5.00%, 06/01/24	10	11,707
Los Angeles Community College District/CA GO, Serise C, 5.00%, 08/01/24	150	176,340
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/24,	130	151,635
5.00%, 07/01/24,	110	128,721
Series A, 5.00%, 06/01/24,	500	583,795
Series A, 5.00%, 07/01/24,	205	240,135
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	195	231,313
Los Angeles Department of Water & Power Power System Revenue RB, Serise A, 5.00%, 07/01/24	25	29,285
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/24,	110	128,853
Series B, 5.00%, 07/01/24	240	281,134
Series C, 5.00%, 07/01/24,	65	76,140
Los Angeles Department of Water RB, Serise B, 5.00%, 07/01/24	65	76,270

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	$1,075	$1,251,117
Series B, 5.00%, 07/01/24,	160	186,213
Series C, 5.00%, 07/01/24,	240	279,319
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	70	68,570
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	35,195
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	24,244
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	15	17,481
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	50	48,669
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/24	85	100,077
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	20	19,479
San Diego Community College District GO, 5.00%, 08/01/24	65	76,601
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a),	440	432,502
Series A, 0.00%, 07/01/24 (ETM)(a),	160	156,987
Series C-1, 5.50%, 07/01/24 (AGM),	160	190,141
Series R-4, 5.00%, 07/01/24,	185	216,485
Serise D-1, 5.50%, 07/01/24 (NPFGC),	145	172,315
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	105	120,888
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series A, 5.00%, 10/01/24	155	183,797
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	38,891
San Mateo Union High School District GO, 4.00%, 09/01/24	85	97,331
Santa Clara County Financing Authority RB, Serise A, 5.00%, 11/15/24	345	408,887
Southern California Public Power Authority RB, 5.00%, 07/01/24	60	70,187
State of California Department of Water Resources RB
5.00%, 12/01/24,	100	119,157
Series AR, 5.00%, 12/01/24 (PR 06/01/24),	35	40,891
Series AS, 5.00%, 12/01/24,	410	488,544
Series AW, 5.00%, 12/01/24,	105	125,115
Series BA, 5.00%, 12/01/24,	170	202,567
State of California GO
4.00%, 10/01/24,	110	125,555
5.00%, 03/01/24	265	305,802
5.00%, 04/01/24	550	636,757
5.00%, 05/01/24,	500	580,750
5.00%, 08/01/24	360	422,186
5.00%, 09/01/24	465	547,063
5.00%, 10/01/24,	625	737,637
5.00%, 11/01/24	505	597,894
Series A, 5.00%, 10/01/24,	175	206,539
Series B, 5.00%, 08/01/24,	300	351,822
Series B, 5.00%, 09/01/24	880	1,035,303
Sunnyvale Elementary School District GO, 5.00%, 09/01/24	100	118,319
University of California RB
Series AM, 5.00%, 05/15/24,	20	23,273
Series AO, 5.00%, 05/15/24,	250	290,907
Series AV, 5.00%, 05/15/24,	110	127,999
Series AY, 5.00%, 05/15/24,	110	127,999

Security	Par (000)	Value

California (continued)
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	$125	$122,491

		18,481,200

Colorado — 0.9%
Board of Governors of Colorado State University System RB, Series E-2, 5.00%, 03/01/24 (NPFGC)	150	172,287
City & County of Denver CO Airport System Revenue RB, Series A, 5.00%, 11/15/24	110	129,402
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	45	53,379
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	80	94,968
Series A, 5.50%, 12/01/24 (SAW),	375	452,741
Series B, 5.00%, 12/01/24 (SAW),	60	71,225
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	24,262
Metro Wastewater Reclamation District RB, Serise A, 5.00%, 04/01/24	215	249,471
University of Colorado RB
Series B-1, 5.00%, 06/01/24,	50	58,185
Series C, VRDN, 2.00%, 06/01/54(b)(c),	250	263,572

		1,569,492

Connecticut — 1.5%
State of Connecticut GO
Series A, 5.00%, 03/01/24,	105	120,601
Series A, 5.00%, 03/15/24	190	218,552
Series B, 5.00%, 04/15/24,	130	150,006
Series B, 5.00%, 05/15/24,	235	272,015
Series D, 5.00%, 04/15/24,	440	507,711
Series D, 5.00%, 06/15/24,	85	98,694
Series D, 5.00%, 08/15/24,	295	344,651
Series E, 5.00%, 09/15/24,	90	105,471
Series E, 5.00%, 10/15/24,	175	205,711
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/24,	340	396,379
Series A, 5.00%, 09/01/24,	235	274,809

		2,694,600

Delaware — 0.9%
County of New Castle DE GO, 5.00%, 10/01/24	125	148,170
Delaware Transportation Authority RB
4.00%, 07/01/24,	335	379,833
5.00%, 07/01/24	225	263,293
State of Delaware GO
5.00%, 03/01/24,	360	416,599
Series A, 5.00%, 10/01/24,	100	118,407
Series B, 5.00%, 07/01/27 (PR 07/01/24),	85	99,196
Serise 2009 C, 5.00%, 10/01/24,	220	260,495

		1,685,993

District of Columbia — 1.3%
District of Columbia GO
Series A, 4.00%, 06/01/24,	55	62,219
Series A, 5.00%, 06/01/24,	400	466,724
Series A, 5.00%, 10/15/24,	120	142,043
Series D, 5.00%, 06/01/24	365	425,885
District of Columbia RB, Series A, 5.00%, 12/01/24	460	547,299
District of Columbia Water & Sewer Authority RB
Series B, 5.00%, 10/01/24,	40	47,363
Serise A, 5.00%, 10/01/24,	335	395,518
Serise B, 5.00%, 10/01/24,	150	177,610

70	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority RB, Series B, 5.00%, 10/01/24	$15	$17,582

		2,282,243

Florida — 3.7%
Central Florida Expressway Authority RB, 5.00%, 07/01/24	30	34,808
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	29,356
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	29,656
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	58,567
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	90	104,466
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	250	292,294
Series B, 5.00%, 07/01/24,	100	116,940
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	150	173,744
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24,	420	495,692
Series B, 5.00%, 10/01/24,	110	129,824
County of Sarasota FL RB, 5.00%, 10/01/24	45	53,033
Florida Department of Environmental Protection RB
5.00%, 07/01/24,	145	169,331
Series A, 5.00%, 07/01/24,	365	426,539
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	23,510
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	117,219
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	310	362,759
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	120	139,327
Lee County School Board (The) COP, 5.00%, 08/01/24	35	40,903
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	85	97,987
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	190	217,850
Orange County School Board COP
Series B, 5.00%, 08/01/24,	15	17,463
Series D, 5.00%, 08/01/24,	50	58,210
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	200	233,490
Pasco County School Board COP, Series A, 5.00%, 08/01/24	60	69,368
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/24	190	220,660
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24,	290	335,518
Series D, 5.00%, 02/01/24,	50	57,300
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	170	196,350
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	185	214,430
Series B, 5.00%, 07/01/24,	20	23,182
Series C, 5.00%, 07/01/24,	100	115,908
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/24	200	234,038
State of Florida GO
Series A, 5.00%, 01/01/24,	75	86,136
Series A, 5.00%, 07/01/24,	55	64,427
Series B, 5.00%, 06/01/24,	225	262,708
Series E, 5.00%, 06/01/24,	200	233,518

Security	Par (000)	Value

Florida (continued)
Serise F, 5.00%, 06/01/24,	$390	$455,360
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	340	398,000
Series B, 5.00%, 07/01/24,	220	257,530
Volusia County School Board COP, Series A, 5.00%, 08/01/24	20	23,123
Volusia County School Board RB, 5.00%, 10/01/24	20	23,257

		6,693,781

Georgia — 1.8%
City of Atlanta Department of Aviation RB, Series A, 5.00%, 01/01/24	695	792,988
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/24	215	254,831
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	105	124,926
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/24	500	588,210
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	170	192,484
State of Georgia GO
Series A, 5.00%, 02/01/24,	100	115,371
Series A-1, 5.00%, 02/01/24,	130	149,982
Series C, 5.00%, 07/01/24,	200	234,598
Series C-1, 5.00%, 01/01/24,	105	120,734
Series C-1, 5.00%, 07/01/24,	305	357,762
Series E, 5.00%, 12/01/24,	320	381,447

		3,313,333

Hawaii — 1.4%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/24	155	181,305
Series B, 5.00%, 07/01/24,	170	198,864
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/24,	405	477,151
Series A, 5.00%, 10/01/24,	50	59,096
Series B, 5.00%, 10/01/24,	90	106,374
Series C, 5.00%, 10/01/24	70	82,735
Series D, 5.00%, 09/01/24,	130	153,159
County of Hawaii HI GO
Series A, 5.00%, 09/01/24,	15	17,610
Series B, 4.00%, 09/01/24,	20	22,721
County of Maui HI GO, 5.00%, 09/01/24	35	41,235
State of Hawaii GO
Series EO, 5.00%, 08/01/24,	40	46,893
Series ET, 5.00%, 10/01/24,	110	129,777
Series EZ, 5.00%, 10/01/24,	415	489,613
Series FE, 5.00%, 10/01/24,	225	265,453
Series FH, 5.00%, 10/01/24,	115	135,676
Series FN, 5.00%, 10/01/24,	35	41,293

		2,448,955

Idaho — 0.1%
Idaho Housing & Finance Association RB 5.00%, 07/15/24,	115	133,207
Series A, 5.00%, 07/15/24,	25	28,958

		162,165

Illinois — 1.8%
Chicago O’Hare International Airport RB
Series C, 5.00%, 01/01/24	170	193,623
Series D, 5.00%, 01/01/24	105	119,591
Series E, 5.00%, 01/01/24,	150	170,844

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority RB
5.00%, 07/01/24	$140	$163,660
Series A, 5.00%, 10/01/24,	275	322,685
Illinois State Toll Highway Authority RB
5.00%, 01/01/24,	100	113,896
Series D, 5.00%, 01/01/24,	195	222,097
State of Illinois GO
5.00%, 02/01/24	250	267,812
5.00%, 04/01/24,	105	112,768
5.00%, 05/01/24,	405	435,505
Series A, 4.00%, 05/01/24,	210	218,862
Series A, 5.00%, 10/01/24,	65	70,340
Series A, 5.00%, 11/01/24,	250	270,742
Series A, 5.00%, 12/01/24,	50	54,179
Series D, 5.00%, 11/01/24,	385	411,869
State of Illinois RB
Series C, 4.00%, 06/15/24,	25	26,650
Series D, 5.00%, 06/15/24,	75	82,549

		3,257,672

Indiana — 1.1%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/24	100	115,196
Series A, 5.00%, 10/01/24	230	270,763
Series C, 5.00%, 12/01/24,	455	541,145
Indiana Municipal Power Agency RB, Series C, 5.00%, 01/01/24	160	182,722
Indiana University RB, Series X, 5.00%, 08/01/24	135	158,540
Purdue University COP, Series A, 5.00%, 07/01/24	180	211,066
Purdue University RB
Series A, 5.00%, 07/01/24,	150	175,888
Series DD, 5.00%, 07/01/24,	245	287,285

		1,942,605

Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/24	350	410,890
State of Iowa RB, Series A, 5.00%, 06/01/24	110	128,263

		539,153

Kansas — 0.9%
City of Wichita KS Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/24	200	235,616
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	45	53,187
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	35	40,233
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	465,056
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	55	62,731
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/24	585	688,978

		1,545,801

Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/24	150	174,488

Louisiana — 0.3%
State of Louisiana GO
5.00%, 05/01/24,	185	214,667
Series A, 5.00%, 09/01/24,	120	141,028
Series B, 5.00%, 05/01/24,	25	28,999
Series C, 5.00%, 08/01/24,	50	58,576

Security	Par (000)	Value

Louisiana (continued)
Series D, 5.00%, 12/01/24,	$150	$177,796

		621,066

Maine — 0.8%
City of Portland ME GO, 5.00%, 10/01/24	110	130,154
Maine Municipal Bond Bank RB
Series A, 5.00%, 11/01/24,	105	124,452
Series B, 5.00%, 11/01/24,	40	47,410
Series C, 5.00%, 11/01/24	200	237,052
Series D, 5.00%, 11/01/24,	25	29,632
Maine Turnpike Authority RB, 5.00%, 07/01/24	120	139,517
State of Maine GO
Series B, 5.00%, 06/01/24,	250	291,897
Serise B, 5.00%, 06/01/24,	425	496,226

		1,496,340

Maryland — 4.7%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	95	110,526
County of Anne Arundel MD GOL, 5.00%, 10/01/24	260	307,301
County of Baltimore MD GO
5.00%, 02/01/24,	100	115,266
5.00%, 03/01/24,	400	462,596
5.00%, 08/01/24	175	205,730
County of Carroll MD GO, 5.00%, 11/01/24	225	267,275
County of Charles MD GO, 5.00%, 10/01/24	100	118,407
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	29,411
County of Howard MD GO
Series A, 5.00%, 02/15/24	120	138,619
Series C, 5.00%, 02/15/24,	55	63,534
County of Montgomery MD GO
Series A, 5.00%, 11/01/24	500	593,945
Series A, 5.00%, 12/01/24,	125	148,946
Series A, 5.00%, 11/01/26 (PR 11/01/24),	10	11,856
Series B, 5.00%, 11/01/24,	50	59,394
Serise A, 4.00%, 11/01/31 (PR 11/01/24),	1,000	1,145,940
Serise A, 5.00%, 11/01/24,	250	296,972
County of Prince George’s MD GOL
Series A, 4.00%, 09/01/24,	175	199,740
Series A, 5.00%, 07/15/24,	170	199,645
Series B, 5.00%, 07/15/24,	100	117,438
State of Maryland Department of Transportation RB
4.00%, 09/01/24,	235	268,029
5.00%, 05/01/24,	150	174,510
5.00%, 09/01/24,	80	94,286
5.00%, 10/01/24,	210	248,296
5.00%, 11/01/24,	155	183,852
State of Maryland GO
First Series, 5.00%, 06/01/24,	460	536,912
Series A, 5.00%, 03/15/24,	145	167,845
Series A, 5.00%, 08/01/24,	150	176,217
Series B, 4.00%, 08/01/24,	150	170,637
Series B, 5.00%, 08/01/24,	835	980,941
Series C, 5.00%, 08/01/24,	535	628,507
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24,	55	62,282
5.00%, 06/01/24,	105	122,720
5.00%, 06/15/24 (GTD),	40	46,822

		8,454,397

Massachusetts — 3.0%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	105	122,700

72	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts GO
Series A, 5.00%, 01/01/24,	$250	$287,205
Series C, 5.50%, 12/01/24 (AMBAC),	135	163,476
Commonwealth of Massachusetts GOL
Series 7, 5.00%, 07/01/24,	65	76,166
Series A, 5.00%, 07/01/24,	40	46,872
Series B, 5.00%, 07/01/24,	485	568,318
Series B, 5.25%, 09/01/24 (AGM),	695	826,299
Series C, 5.00%, 07/01/24,	60	70,307
Series C, 5.00%, 10/01/24,	300	354,966
Series F, 5.00%, 05/01/24,	100	116,416
Series H, 5.00%, 12/01/24,	185	220,274
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	35	40,838
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	295	345,506
Series B, 5.00%, 07/01/24,	80	93,679
Series C, 5.50%, 07/01/24,	200	237,836
Serise A, 5.00%, 07/01/24,	225	263,473
Massachusetts Clean Water Trust (The) RB
Series 2017, 5.00%, 08/01/24,	120	141,170
Serise 21, 5.00%, 08/01/24,	200	235,284
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/24	215	252,692
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/24	150	171,659
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/24,	210	246,790
Series F, 5.00%, 08/01/24,	250	293,797
Serise C, 5.00%, 08/01/24	130	152,246

		5,327,969

Michigan — 0.9%
Michigan Finance Authority RB
Series B, 5.00%, 10/01/24,	115	136,120
Series C-3, 5.00%, 07/01/24 (AGM),	115	133,931
Michigan State Building Authority RB, Series I, 5.00%, 04/15/24	330	381,892
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	17,405
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	60	70,794
State of Michigan GO, Series A, 5.00%, 12/01/24	220	261,948
State of Michigan RB, 5.00%, 03/15/24	355	407,703
University of Michigan RB
Series A, 5.00%, 04/01/24,	50	57,961
Serise A, 5.00%, 04/01/24,	90	104,330
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	58,162

		1,630,246

Minnesota — 1.6%
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	200	238,134
Metropolitan Council GO
Series A, 5.00%, 03/01/24,	50	57,861
Series C, 5.00%, 03/01/24	70	81,006
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	125	141,024
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	90	105,951

Security	Par (000)	Value

Minnesota (continued)
Minnesota Public Facilities Authority RB, Series B, 3.00%, 03/01/24	$500	$544,620
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	132,152
Southern Minnesota Municipal Power Agency RB, Series A, 4.00%, 01/01/24	100	110,867
State of Minnesota GO
Series A, 5.00%, 08/01/24	490	575,642
Series B, 5.00%, 08/01/24	190	223,208
Series B, 5.00%, 10/01/24,	100	118,236
Series D, 5.00%, 08/01/24	370	434,668
Series E, 5.00%, 10/01/24,	75	88,677

		2,852,046

Mississippi — 0.3%
State of Mississippi GO
Series C, 4.00%, 10/01/24,	25	28,525
Series C, 5.00%, 10/01/24,	360	425,495

		454,020

Missouri — 0.9%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/24	150	175,850
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24,	440	511,896
Series B, 5.00%, 05/01/24,	105	122,157
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/24,	250	281,600
Serise A, 5.00%, 04/01/24,	255	295,884
University of Missouri RB, Series A, 5.00%, 11/01/24	145	171,609

		1,558,996

Nebraska — 0.7%
City of Omaha NE GO
Series B, 5.00%, 04/15/24,	175	203,173
Series B, 5.00%, 11/15/24,	25	29,685
Nebraska Public Power District RB, Series A-1, 5.00%, 01/01/24	225	256,952
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	45	51,665
Omaha Public Power District RB
Series A, 5.00%, 02/01/24,	150	172,582
Series AA, 5.00%, 02/01/24,	50	57,493
Series B, 5.00%, 02/01/31 (PR 08/01/24),	450	528,507

		1,300,057

Nevada — 1.9%
Clark County School District GOL
Series B, 5.00%, 06/15/24,	50	57,589
Series C, 5.00%, 06/15/24	350	403,119
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	145	169,447
County of Clark Department of Aviation RB, Series C, 5.00%, 07/01/24	105	121,125
County of Clark NV GO, Serise A, 5.00%, 12/01/24	100	118,486
County of Clark NV GOL
5.00%, 06/01/24,	35	40,702
5.00%, 11/01/24	150	177,199
Series A, 5.00%, 06/01/24,	45	52,331
Series A, 5.00%, 11/01/24,	205	242,173
Series B, 5.00%, 11/01/24,	115	135,853

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark NV RB
5.00%, 07/01/24	$180	$209,731
Series A, 5.00%, 07/01/24,	45	52,408
Las Vegas Valley Water District GOL
Series A, 5.00%, 02/01/24,	10	11,509
Series B, 5.00%, 06/01/24,	410	478,072
Nevada System of Higher Education RB, Series A, 5.00%, 07/01/24	140	162,050
State of Nevada GOL
Series A, 5.00%, 05/01/24,	165	191,522
Series B, 5.00%, 11/01/24,	235	278,433
Series D, 5.00%, 04/01/24,	165	190,905
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/24	120	142,774
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	80	92,262

		3,327,690

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	57,935
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24,	50	58,848
Series E, 5.00%, 08/15/24,	15	17,574
State of New Hampshire GO, Series B, 5.00%, 12/01/24	115	136,825

		271,182

New Jersey — 1.8%
County of Monmouth NJ Go, 5.00%, 07/15/24	445	522,777
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/24 (GTD)	65	77,336
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24,	90	97,438
Series N-1, 5.50%, 09/01/24 (AMBAC),	55	62,834
Series UU, 5.00%, 06/15/24,	70	78,233
Series XX, 4.00%, 06/15/24 (SAP),	445	481,775
Series XX, 5.00%, 06/15/24 (SAP),	135	150,879
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/24,	80	93,871
Series A, 5.00%, 09/01/24,	110	123,635
Serise I, 5.00%, 07/01/24,	125	146,674
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	275	308,313
Series A-1, 5.00%, 06/15/24,	400	450,920
Series AA, 5.00%, 06/15/24,	180	201,171
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	140	159,407
State of New Jersey GO, 5.00%, 06/01/24	235	268,504

		3,223,767

New Mexico — 0.9%
New Mexico Finance Authority RB
5.00%, 06/01/24,	150	175,022
Series A, 5.00%, 06/01/24,	35	40,838
Series A, 5.00%, 06/15/24,	510	594,966
Series D, 5.00%, 06/15/24,	45	52,550
State of New Mexico GO
5.00%, 03/01/24,	145	167,273
Series A, 5.00%, 03/01/24,	170	196,114
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/24	285	333,618
Series B, 4.00%, 07/01/24,	90	102,080

		1,662,461

Security	Par (000)	Value

New York — 10.2%
City of New York NY GO
4.00%, 08/01/24,	$100	$112,641
5.00%, 08/01/24,	125	145,424
Series 1, 5.00%, 08/01/24	255	296,664
Series 2015-A, 5.00%, 08/01/24,	230	267,580
Series A-1, 5.00%, 08/01/24,	50	58,169
Series B, 5.00%, 08/01/24,	100	116,339
Series B-1, 5.00%, 12/01/24,	25	29,433
Series C, 5.00%, 08/01/24	1,170	1,361,166
Series D, 4.00%, 08/01/24,	120	135,169
Series E, 5.00%, 08/01/24,	365	424,637
Series I, 5.00%, 03/01/24,	80	91,658
Serise A, 2.50%, 08/01/24,	300	320,703
Serise A-1, 5.00%, 08/01/24,	100	116,339
County of Onondaga NY GOL, 5.00%, 05/01/24	60	69,713
Long Island Power Authority RB, Series A, 0.00%, 12/01/24 (AGM)(a)	50	48,158
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24,	20	20,358
Series A-2, 5.00%, 11/15/24	90	95,140
Series B, 5.00%, 11/15/24	500	528,554
Series B, 5.25%, 11/15/24 (AMBAC),	100	110,488
Series B-2, 5.00%, 11/15/24,	20	22,964
Series C-1, 5.00%, 11/15/24	855	903,829
Series F, 5.00%, 11/15/24,	55	58,141
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 4.00%, 07/15/24 (SAW),	75	84,876
Series S, 5.00%, 07/15/24 (SAW),	105	122,678
Series S-1, 5.00%, 07/15/24 (SAW)	600	701,016
Series S-2, 5.00%, 07/15/24 (SAW),	115	134,361
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/24,	250	295,005
Series A-1, 5.00%, 08/01/24	400	467,628
Series B-1, 5.00%, 08/01/24,	150	175,360
Series C, 5.00%, 11/01/24	595	702,112
Series E-1, 5.00%, 02/01/24,	80	91,764
New York City Water & Sewer System RB, Series AA, 5.00%, 06/15/24	930	1,085,310
New York State Dormitory Authority RB
Series A, 4.00%, 03/15/24,	140	156,674
Series A, 5.00%, 02/15/24,	230	264,224
Series A, 5.00%, 03/15/24	1,265	1,457,888
Series A, 5.00%, 07/01/24	550	633,479
Series B, 5.00%, 10/01/24,	15	17,367
Series B, 5.50%, 03/15/24 (AMBAC),	280	326,858
Series C, 5.00%, 03/15/24,	105	121,010
Series D, 5.00%, 02/15/24,	145	166,576
Series E, 5.00%, 02/15/24,	430	493,984
Series E, 5.00%, 03/15/24,	400	460,992
Series F, 5.00%, 10/01/24 (SAW),	20	23,148
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	635	741,794
Series A, 4.00%, 06/15/24,	30	33,968
Series D, 5.00%, 09/15/24,	130	153,334
New York State Thruway Authority RB
Series A, 4.00%, 01/01/24,	100	110,335
Series J, 5.00%, 01/01/24,	130	147,494
Series L, 5.00%, 01/01/24,	185	209,895

74	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp. RB
5.00%, 03/15/24,	$70	$80,674
Series A, 5.00%, 03/15/24	1,340	1,544,324
Port Authority of New York & New Jersey RB, Series 194, 5.00%, 10/15/24	205	240,272
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	560	663,835
State of New York GO, Series A, 5.00%, 03/01/24	100	115,505
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24,	730	855,881
Series C-1, 5.00%, 11/15/24,	165	193,453

		18,406,341

North Carolina — 2.4%
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	11,688
County of Buncombe NC RB, 5.00%, 06/01/24	100	116,603
County of Durham NC GO, 5.00%, 10/01/24	45	53,283
County of Forsyth NC GO, 5.00%, 12/01/24	95	113,199
County of Guilford NC GO, 5.00%, 03/01/24	520	601,754
County of Mecklenburg NC GO
4.00%, 02/01/24,	145	162,555
5.00%, 03/01/24,	145	167,797
Series A, 5.00%, 12/01/24,	125	148,946
Series B, 5.00%, 12/01/24,	145	172,778
County of Orange NC GO, 4.00%, 04/01/24	200	225,426
County of Wake NC GO, Series A, 5.00%, 03/01/24	295	341,380
County of Wake NC RB
Series A, 5.00%, 08/01/24,	135	158,486
Series A, 5.00%, 12/01/24,	40	47,555
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	25	29,516
State of North Carolina GO
Series A, 5.00%, 06/01/24	140	163,682
Series C, 5.00%, 05/01/24,	535	623,435
State of North Carolina RB
5.00%, 03/01/24,	305	351,302
Series B, 5.00%, 06/01/24,	465	542,023
Series C, 5.00%, 05/01/24,	100	116,188
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	85	97,501

		4,245,097

Ohio — 3.7%
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24,	360	417,985
Series A, 4.00%, 08/15/24,	280	319,365
Series A, 5.00%, 07/01/24,	80	93,807
Cleveland Department of Public Utilities Division of Water RB, Serise Y, 4.00%, 01/01/29 (PR 01/01/24)	1,040	1,161,316
County of Franklin OH GOL, 5.00%, 12/01/24	10	11,898
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/24	200	234,314
Miami University/Oxford OH RB, 5.00%, 09/01/24	150	175,971
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	50	59,489
Ohio University RB, Series A, 5.00%, 12/01/24	110	129,943
Ohio Water Development Authority RB
5.00%, 06/01/24,	100	116,798
5.00%, 12/01/24	225	267,901

Security	Par (000)	Value

Ohio (continued)
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/24,	$125	$145,997
5.00%, 12/01/24,	110	130,974
Series 2015-A, 5.00%, 06/01/24,	200	233,596
Series 2015-A, 5.00%, 12/01/24,	95	113,114
State of Ohio GO
Series A, 4.00%, 05/01/24,	110	124,111
Series A, 5.00%, 08/01/24	185	217,259
Series A, 5.00%, 09/01/24,	70	82,471
Series A, 5.00%, 09/15/24	490	578,156
Series B, 5.00%, 08/01/24,	95	111,565
Series B, 5.00%, 09/15/24,	75	88,493
Series S, 5.00%, 05/01/24,	145	168,638
Series U, 5.00%, 05/01/24,	140	162,823
Serise A, 5.00%, 06/15/24,	200	233,714
State of Ohio RB
Series A, 5.00%, 04/01/24	505	583,537
Series A, 5.00%, 10/01/24,	200	235,530
Series A, 5.00%, 12/01/24	185	219,199
Series B, 5.00%, 10/01/24,	35	41,233
Series C, 5.00%, 12/01/24,	90	106,637

		6,565,834

Oklahoma — 0.7%
City of Oklahoma City OK GO
4.00%, 03/01/24,	250	280,582
5.00%, 03/01/24,	10	11,572
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	240	269,856
Series A, 5.00%, 06/01/24,	75	87,074
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	215	250,565
Series B, 5.00%, 01/01/24,	15	17,161
Series B, 5.00%, 07/01/24,	55	64,098
Series C, 5.00%, 07/01/24,	30	34,963
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	115	131,800
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	30	34,821

		1,182,492

Oregon — 1.8%
City of Portland OR GOL, Series B, 5.00%, 06/15/24	160	187,286
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/24,	25	29,581
Series B, 5.00%, 06/01/24,	50	58,360
City of Portland OR Water System Revenue RB, Series A, 5.00%, 05/01/24	250	291,040
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/24 (GTD)	300	350,571
Oregon State Lottery RB
Series C, 5.00%, 04/01/24,	220	255,028
Series E, 5.00%, 04/01/24 (MORAL OBLG),	150	173,883
Portland Community College District GO, 5.00%, 06/15/24	150	175,344
Salem-Keizer School District No. 24J GO, Serise B, 0.00%, 06/15/24 (GTD)(a)	125	122,456
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/24	380	451,376
State of Oregon GO
Series A, 5.00%, 05/01/24,	500	582,080
Series B, 5.00%, 08/01/24,	15	17,640
Series H, 5.00%, 05/01/24,	85	98,954

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Series I, 5.00%, 08/01/24,	$15	$17,640
Series O, 5.00%, 08/01/24,	25	29,400
Serise K, 5.00%, 11/01/24,	200	237,490
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	233,714

		3,311,843

Pennsylvania — 2.3%
City of Philadelphia PA GO
5.00%, 08/01/24,	125	144,668
Series A, 5.00%, 08/01/24,	115	133,094
City of Philadelphia PA Water & Wastewater Revenue RB, Serise B, 5.00%, 11/01/24	125	147,775
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/24,	120	137,327
First Series, 5.00%, 03/01/24,	105	120,940
First Series, 5.00%, 03/15/24,	245	282,438
First Series, 5.00%, 06/15/24,	170	197,854
First Series, 5.00%, 07/01/24,	335	390,416
First Series, 5.00%, 08/15/24,	535	626,367
First Series, 5.00%, 09/15/24,	235	276,090
Second Series, 5.00%, 01/15/24,	65	74,453
Second Series, 5.00%, 09/15/24,	310	364,203
County of Berks PA GO, 5.00%, 11/15/24	100	118,562
County of Chester PA GO, 5.00%, 07/15/24	20	23,496
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	23,214
Delaware County Authority RB, 5.00%, 08/01/24	45	52,117
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/24,	170	199,068
Serise B, 5.00%, 07/01/24,	105	122,954
Pennsylvania Infrastructure Investment Authority RB, Series A, 5.00%, 01/15/24	170	195,721
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24,	105	120,090
Series A, 5.00%, 12/01/24	120	140,597
Series A-1, 5.00%, 12/01/24	90	107,040
Series B, 5.00%, 12/01/24,	70	83,253

		4,081,737

Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	210	235,672
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/24	110	130,107
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	215	250,462
State of Rhode Island GO
Series A, 5.00%, 05/01/24,	155	179,974
Series D, 5.00%, 08/01/24,	110	128,956

		925,171

South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	45	53,218
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	155	178,172
County of Charleston SC GO, Series C, 5.00%, 11/01/24 (SAW)	20	23,758
Horry County School District/SC GO, Series A, 5.00%, 03/01/24	55	63,548
Lancaster County School District/SC GO, 5.00%, 03/01/24	100	115,541
Richland County School District No. 1/SC GO, Series C, 5.00%, 03/01/24	100	115,541

Security	Par (000)	Value

South Carolina (continued)
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	$175	$204,232
State of South Carolina GO, Series B, 5.00%, 04/01/24 (SAW)	475	551,508

		1,305,518

Tennessee — 1.3%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	25	29,700
County of Blount TN GO, Series B, 5.00%, 06/01/24	100	116,486
County of Williamson TN GO, 5.00%, 04/01/24	150	173,883
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/24	185	215,484
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/24,	245	281,378
5.00%, 07/01/24,	255	298,704
State of Tennessee GO
Series A, 5.00%, 08/01/24,	110	129,406
Series B, 5.00%, 08/01/24	405	476,450
Tennessee State School Bond Authority RB
5.00%, 11/01/24 (ST INTERCEPT),	40	47,428
Series A, 5.00%, 11/01/24,	205	243,069
Series B, 5.00%, 11/01/24,	250	297,192

		2,309,180

Texas — 13.2%
Alamo Community College District GOL, 5.00%, 02/15/24	40	46,078
Aldine Independent School District GO, 5.00%, 02/15/24 (PSF)	125	144,084
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	125	144,039
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	114,948
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF),	40	46,107
Series B, 5.00%, 02/15/24 (PSF),	75	86,450
Austin Independent School District GO
5.00%, 08/01/24 (PSF),	125	146,848
Series A, 4.00%, 08/01/24 (PSF),	125	142,198
Series A, 5.00%, 08/01/24 (PSF),	35	41,117
Birdville Independent School District GO
5.00%, 02/15/24 (PSF),	10	11,509
Series A, 5.00%, 02/15/24 (PSF),	105	120,843
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a),	25	24,072
Series C, 5.00%, 08/15/24,	125	146,090
City of Austin TX GOL
5.00%, 09/01/24	175	206,176
Series A, 5.00%, 09/01/24,	230	270,974
City of Austin TX Water & Wastewater System RB
5.00%, 11/15/24,	155	184,045
Series A, 5.00%, 11/15/24,	195	231,541
City of Austin TX Water & Wastewater System Revenue RB, Series A, 5.00%, 05/15/24	90	104,830
City of Brownsville TX GOL
5.00%, 02/15/24,	10	11,459
5.00%, 02/15/24 (ETM),	5	5,751
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/24	65	76,603
City of Denton TX GOL, 5.00%, 02/15/24	25	28,835
City of El Paso TX GOL, 5.00%, 08/15/24	35	41,150
City of Grand Prairie TX GOL, 5.00%, 02/15/24	180	207,544

76	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston TX Combined Utility System RB, Series B, 5.00%, 11/15/24	$190	$225,435
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24,	65	77,123
Series C, 5.00%, 05/15/24,	310	360,846
Series D, 5.00%, 11/15/24,	125	148,313
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	70,217
City of Plano TX GOL, 5.00%, 09/01/24	50	58,908
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.25%, 02/01/24	160	185,266
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	275	316,209
5.00%, 02/01/24 (ETM),	155	178,014
City of San Antonio TX GOL
5.00%, 02/01/24	240	276,470
5.00%, 08/01/24	400	469,912
Clear Creek Independent School District GO, 5.00%, 02/15/24 (PSF)	30	34,612
Comal Independent School District GO, Series B, 5.00%, 02/01/24 (PSF)	110	126,445
Conroe Independent School District GO, 5.00%, 02/15/24 (PSF)	105	121,030
County of Bexar TX GOL, 5.00%, 06/15/24	155	181,006
County of Denton TX GOL, 5.00%, 07/15/24	105	123,098
County of Travis TX RB, 5.00%, 03/01/24	60	69,173
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	93,722
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF),	115	132,639
Series C, 5.00%, 02/15/24 (PSF),	65	74,970
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/24	375	445,661
Fort Bend Independent School District GO
Series C, 5.00%, 02/15/24 (PSF),	25	28,835
Series C, 5.00%, 08/15/24 (PSF),	75	88,211
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	400	461,352
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	320	376,630
Garland Independent School District GO, Serise A, 5.00%, 02/15/24 (PSF)	300	345,906
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	70	68,838
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	90	105,370
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	125	143,995
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF),	85	98,098
Series A, 5.00%, 08/15/24 (PSF),	70	82,388
Klein Independent School District GO
5.00%, 08/01/24 (PSF),	65	76,387
Series A, 5.00%, 08/01/24 (PSF),	295	346,681
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF),	120	138,320
Series A, 2.00%, 02/15/24 (PSF),	50	52,739
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(a)	150	147,266
Leander Independent School District GO, Series D, 0.00%, 08/15/24 (PSF)(a)	100	98,303

Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District GO
5.00%, 08/15/24,	$400	$470,288
5.00%, 08/15/24 (PSF),	185	217,586
Lone Star College System GOL
5.00%, 09/15/24,	185	218,441
Series A, 5.00%, 02/15/24,	40	46,164
Series A, 5.00%, 08/15/24,	90	105,927
Lower Colorado River Authority RB
5.00%, 05/15/24	195	226,087
Series B, 5.00%, 05/15/24,	160	185,507
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24,	175	206,503
Series B, 5.00%, 11/01/24,	125	147,503
Series D, 5.00%, 11/01/24,	285	336,306
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF),	335	393,005
5.25%, 02/01/24 (PSF),	100	115,861
North Texas Municipal Water District RB
5.00%, 06/01/24,	135	157,519
5.50%, 06/01/24,	50	59,249
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/24	250	294,537
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/24	305	348,828
Northside Independent School District GO
5.00%, 08/01/24 (PSF),	275	322,168
5.00%, 08/15/24 (PSF),	75	87,994
Series A, 5.00%, 08/15/24 (PSF),	165	193,586
Northwest Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	95	109,469
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	50	57,705
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/24,	110	128,502
Series B, 5.00%, 07/01/24	195	227,799
Pflugerville Independent School District GO, 5.00%, 02/15/24 (PSF)	225	259,430
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	34,316
Round Rock Independent School District GO, 5.00%, 08/01/24 (PSF)	165	193,907
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	405	466,398
San Antonio Water System RB
Series A, 5.00%, 05/15/24	390	453,516
Series B, 5.00%, 05/15/24,	100	116,286
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	475	559,255
State of Texas GO
5.00%, 04/01/24,	225	260,824
Series A, 5.00%, 10/01/24	740	874,629
Series B-1, 5.00%, 08/01/24,	80	93,950
Series D, 5.00%, 05/15/24,	425	495,031
Serise A, 5.00%, 10/01/39 (PR 10/01/24),	1,000	1,182,180
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	225	259,319
Texas A&M University RB
Series C, 5.00%, 05/15/24	375	436,507
Series E, 4.00%, 05/15/24,	25	28,251
Series E, 5.00%, 05/15/24	275	320,105
Texas State University System RB, Series A, 5.00%, 03/15/24	250	288,750

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/24,	$195	$230,392
Series A, 5.00%, 04/01/24,	615	712,693
Series A, 5.00%, 10/01/24,	145	171,317
Texas Water Development Board RB
5.00%, 04/15/24	405	470,351
5.00%, 08/01/24	360	423,069
Series A, 5.00%, 10/15/24,	195	230,987
Series B, 5.00%, 04/15/24,	50	58,068
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	34,580
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	23,498
University of Houston RB, Series A, 5.00%, 02/15/24	400	460,784
University of North Texas System RB, Series A, 5.00%, 04/15/24	45	52,026
University of Texas System (The) RB
Series C, 5.00%, 08/15/24,	125	147,276
Series D, 5.00%, 08/15/24,	120	141,385
Series E, 5.00%, 08/15/24,	175	206,187
Series H, 5.00%, 08/15/24,	210	247,424
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	75	88,025

		23,688,929

Utah — 1.2%
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	50	58,232
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	25	29,265
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	113,579
State of Utah GO
5.00%, 07/01/24	400	469,196
Series B, 5.00%, 07/01/24,	270	316,815
University of Utah (The) RB
Series A, 5.00%, 08/01/24,	290	340,924
Series A, 5.00%, 08/01/24 (SAP),	250	293,900
Series B, 5.00%, 08/01/24,	45	52,902
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	100	116,286
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	275	320,276

		2,111,375

Vermont — 0.1%
State of Vermont GO, Series A, 5.00%, 02/15/24	165	190,601

Virginia — 5.1%
City of Alexandria VA GO
Series C, 5.00%, 07/01/24 (SAW),	260	304,873
Series C, 5.00%, 07/15/24 (SAW),	100	117,438
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	45	53,742
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW),	150	176,748
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW),	600	706,992
City of Richmond VA GO
Series B, 5.00%, 07/15/24,	205	240,748
Series B, 5.00%, 07/15/24 (SAW),	225	264,235
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24 (SAW)	75	88,526
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24,	50	58,477
Series B, 5.00%, 06/01/24 (SAW),	100	116,954

Security	Par (000)	Value

Virginia (continued)
County of Arlington VA GO
5.00%, 08/15/24,	$125	$147,639
Serise A, 5.00%, 08/15/24,	50	59,056
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW),	250	286,507
Series A, 5.00%, 10/01/24 (SAW)	400	473,972
Series B, 5.00%, 04/01/24 (SAW),	500	580,905
Series B, 5.00%, 10/01/24 (SAW),	50	59,247
County of Henrico VA GO
Series A, 5.00%, 08/01/24,	100	117,519
Series B, 5.00%, 08/01/24 (SAW),	205	240,914
Serise A, 5.00%, 08/01/24 (SAW),	245	287,922
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	87,108
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24,	150	175,889
Series A, 5.00%, 08/01/24,	70	82,349
Virginia College Building Authority RB
5.00%, 02/01/24,	100	115,090
Series A, 4.00%, 02/01/28 (PR 02/01/24),	250	279,927
Series A, 5.00%, 09/01/24,	520	613,512
Series A, 5.00%, 09/01/24 (SAW),	50	58,741
Series B, 5.00%, 09/01/24,	75	88,487
Series D, 5.00%, 02/01/24 (NPFGC),	200	230,602
Series E-1, 5.00%, 02/01/24,	230	265,192
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24,	145	167,527
5.00%, 05/15/24,	90	104,657
5.00%, 09/15/24	470	553,566
Serise C, 5.00%, 05/15/24,	100	116,286
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	440	517,383
Series C, 5.00%, 08/01/24,	140	164,584
Virginia Public School Authority RB
5.00%, 02/01/24,	75	86,186
5.00%, 08/01/24 (SAW)	130	152,445
Series B, 5.00%, 08/01/24 (SAW),	290	339,741
Series C, 5.00%, 08/01/24 (SAW),	170	199,158
Virginia Resources Authority RB
5.00%, 11/01/24	105	124,729
Series A, 5.00%, 11/01/24	60	71,273
Series D, 5.00%, 11/01/24	145	172,244

		9,149,090

Washington — 5.2%
Cascade Water Alliance RB, 5.00%, 01/01/24	60	68,888
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/24	230	271,706
City of Bellevue WA GOL, 5.00%, 12/01/24	130	154,904
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	40	46,295
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/24	290	336,281
City of Seattle WA GOL
4.00%, 05/01/24,	45	50,806
Series A, 5.00%, 06/01/24,	100	116,759
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24,	30	35,344
Series B, 5.00%, 04/01/24,	50	57,961
Series C, 5.00%, 09/01/24,	190	223,848
Series C, 5.00%, 10/01/24,	75	88,645

78	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	$155	$182,091
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	25	29,655
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/24	110	125,883
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	100	118,888
County of King WA GOL
5.00%, 07/01/24,	100	117,139
Series C, 5.00%, 12/01/24,	35	41,658
Series E, 5.00%, 12/01/24,	25	29,756
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/24	120	140,471
County of Pierce WA GO, Serise A, 5.00%, 08/01/24	150	175,849
Energy Northwest RB
5.00%, 07/01/24,	105	122,912
Series A, 4.00%, 07/01/24,	100	113,304
Series A, 5.00%, 07/01/24	740	866,236
King County Rural Library District GO, 4.00%, 12/01/24	50	57,267
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24 (GTD)	10	11,488
King County School District No. 403 Renton GO, 4.00%, 12/01/24 (GTD)	100	114,841
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24 (GTD)	35	41,627
King County School District No. 411 Issaquah GO, 5.00%, 12/01/24 (GTD)	175	208,290
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24 (GTD)	80	95,254
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	160	190,293
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24 (GTD)	20	23,787
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24 (GTD)	100	118,933
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	40	45,786
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	100,713
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24 (GTD)	215	255,224
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/24 (GTD)	100	118,933
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/24 (GTD)	100	118,620
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	85	101,093
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/24 (GTD)	125	148,666
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	230	273,649
State of Washington COP
Series A, 5.00%, 07/01/24,	70	81,830
Series B, 5.00%, 07/01/24	385	450,065
State of Washington GO
Series 03-C, 0.00%, 06/01/24 (NPFGC)(a),	25	24,524
Series 2016-A, 5.00%, 07/01/24,	105	122,912
Series A-1, 5.00%, 08/01/24,	135	158,540
Series B, 5.00%, 07/01/24,	730	854,531
Series C, 0.00%, 06/01/24 (AMBAC)(a),	100	98,095
Series C, 5.00%, 02/01/24,	90	103,644
Series D, 5.00%, 02/01/24	140	161,224

Security	Par (000)	Value

Washington (continued)
Series E, 0.00%, 12/01/24(a),	$60	$58,594
Series R, 5.00%, 07/01/24,	25	29,265
Series R-2018C, 5.00%, 08/01/24,	440	516,723
Series R-2018D, 5.00%, 08/01/24,	65	76,334
Serise R-2015E, 5.00%, 07/01/24,	100	117,059
Serise R-F, 5.00%, 07/01/24,	100	117,059
Tacoma Metropolitan Park District GO, 5.00%, 12/01/24	375	445,999
University of Washington RB, Serise C, 5.00%, 12/01/24	110	130,679
Washington State University RB
5.00%, 04/01/24,	170	196,000
5.00%, 10/01/24,	80	93,974
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24 (GTD)	25	29,655

		9,406,449

West Virginia — 0.7%
State of West Virginia GO
Series A, 0.00%, 11/01/24 (NPFGC)(a),	125	122,493
Series A, 5.00%, 06/01/24,	365	425,743
Series A, 5.00%, 12/01/24,	25	29,722
Series B, 5.00%, 06/01/24,	20	23,328
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	325	381,407
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/24	145	169,273
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	150	175,350

		1,327,316

Wisconsin — 1.8%
City of Madison WI GO, Series A, 4.00%, 10/01/24	165	189,026
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	35	41,337
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/26 (PR 06/01/24),	60	69,911
Series 1, 5.00%, 06/01/24,	85	99,040
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/24,	115	134,138
Serise A, 5.00%, 06/01/24,	270	314,933
State of Wisconsin GO
Series 1, 5.00%, 11/01/24,	120	142,337
Series 2, 5.00%, 11/01/24	570	676,100
Series A, 5.00%, 05/01/24,	125	145,425
State of Wisconsin RB, Series A, 5.00%, 05/01/24	525	610,386
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/24,	50	58,550
Series 2, 5.00%, 07/01/24	590	690,548
Series A, 5.00%, 07/01/24,	95	111,244

		3,282,975

Total Municipal Debt Obligations — 98.7% (Cost: $172,169,291)		177,285,129

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	187	$187,418

Total Short-Term Investments — 0.1% (Cost: $187,400)		187,418

Total Investments in Securities — 98.8% (Cost: $172,356,691)		177,472,547

Other Assets, Less Liabilities — 1.2%		2,093,886

Net Assets — 100.0%		$179,566,433

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$210,182	$—	$(22,251	)(a)	$(510)	$(3)	$187,418	187	$3,598	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$177,285,129	$—	$177,285,129
Money Market Funds	187,418	—	—	187,418

	$187,418	$177,285,129	$—	$177,472,547

See notes to financial statements.

80	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/25	$285	$347,532
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/25	65	78,413
City of Huntsville AL GOL
5.00%, 05/01/25,	105	126,771
Series E, 5.00%, 11/01/25,	115	141,288
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	70	84,472

		778,476

Alaska — 0.2%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	70	83,994
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25,	25	30,405
Series D, 5.00%, 09/01/25,	30	36,486
State of Alaska GO, Series B, 5.00%, 08/01/25	100	121,434

		272,319

Arizona — 2.5%
Arizona State University RB
Series A, 5.00%, 07/01/25,	80	96,745
Series B, 5.00%, 07/01/25,	25	30,233
Arizona Transportation Board RB, 5.00%, 07/01/25	245	297,165
City of Phoenix AZ GO, 5.00%, 07/01/25	470	572,018
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25,	110	133,592
Series A, 5.00%, 07/01/25	200	242,636
Series D, 5.00%, 07/01/25,	125	148,240
County of Pima AZ GOL, 4.00%, 07/01/25	120	140,012
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	100	121,344
Maricopa County Community College District GO, 5.00%, 07/01/25	305	368,840
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	35	42,326
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	15	18,178
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 01/01/25	335	400,251
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	242,378
University of Arizona (The) RB, 4.00%, 06/01/25	130	150,878

		3,004,836

California — 15.3%
Bay Area Toll Authority RB, 5.00%, 04/01/25	60	72,050
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	48,666
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	65	79,775
California Infrastructure & Economic Development Bank RB
4.00%, 08/01/25,	100	115,874
5.00%, 10/01/25,	190	233,183
California State Public Works Board RB
4.00%, 10/01/25,	100	117,061
5.00%, 09/01/25,	180	218,821
5.00%, 11/01/25,	250	305,622
5.00%, 12/01/25,	280	343,098
Series A, 5.00%, 06/01/25,	50	60,268
Series B, 5.00%, 04/01/25,	25	29,960
Series B, 5.00%, 10/01/25,	75	91,432

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 11/01/25,	$60	$73,349
Series D, 5.00%, 04/01/25,	50	59,921
Series D, 5.00%, 06/01/25,	100	120,535
California State University RB
Series A, 4.00%, 11/01/25,	25	29,506
Series A, 5.00%, 11/01/25	320	393,507
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	70	85,706
Carmel Unified School District Go, 4.00%, 08/01/25	100	117,722
City & County of San Francisco CA GO, Series R1, 5.00%, 06/15/25	500	606,540
City of Los Angeles CA GO, 5.00%, 09/01/25	100	122,694
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25,	200	242,182
Series B, 5.00%, 06/01/25,	235	284,564
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/25,	90	107,332
Series C, 5.00%, 05/15/25,	25	29,815
City of Redding CA Electric System Revenue RB, 5.00%, 06/01/25	100	120,838
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	470	577,964
Coast Community College District GO, 5.00%, 08/01/25	50	61,166
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	70	83,712
County of Monterey CA COP, 5.00%, 10/01/25	260	319,236
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/25,	170	198,818
Series B, 5.00%, 06/01/25,	110	133,648
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	25	30,466
El Camino Community College District GO, 5.00%, 08/01/25	15	18,326
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	50	48,026
Foothill-De Anza Community College District GO, Series B, 0.00%, 08/01/25 (NPFGC)(a)	100	96,735
Long Beach Unified School District GO, 5.00%, 08/01/25	100	122,331
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/25	165	201,321
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/25,	190	229,784
5.00%, 07/01/25	240	291,566
Series A, 5.00%, 06/01/25,	120	145,493
Series A, 5.00%, 07/01/25,	60	72,961
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/25	125	153,821
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/25	120	146,047
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/25	75	91,280
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/25,	15	18,256
Series C, 5.00%, 07/01/25,	40	48,682
Los Angeles Department of Water RB
5.00%, 07/01/25,	35	42,688
Series B, 5.00%, 07/01/25,	25	30,492
Los Angeles Unified School District/CA GO
5.00%, 07/01/25,	190	228,794
Series A, 5.00%, 07/01/25	735	885,072

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	$50	$48,328
Metropolitan Water District of Southern California RB
2.50%, 07/01/25,	100	109,415
5.00%, 07/01/25	165	200,729
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	100	96,780
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	180	174,452
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	25	24,172
Orange County Water District RB, 5.00%, 08/15/25	150	183,911
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	530	516,586
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	325	314,983
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	36,588
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	55	53,204
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	31,246
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 12/01/25	135	167,027
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/25	210	256,467
San Diego Community College District GO, 5.00%, 08/01/25	150	183,656
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	140	169,074
San Diego Unified School District/CA GO
Series C-2, 5.50%, 07/01/25 (AGM),	135	167,354
Series D-1, 5.50%, 07/01/25 (NPFGC),	125	154,695
Series J-2, 4.00%, 07/01/25,	135	157,992
Series J-2, 5.00%, 07/01/25,	80	97,323
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	50	61,086
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/25	200	238,116
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/25,	105	124,034
Series A, 5.00%, 10/01/25,	80	98,402
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	170	164,526
San Mateo County Community College District GO, Series B, 0.00%, 09/01/25 (NPFGC)(a)	195	188,750
San Mateo Union High School District GO, 0.00%, 09/01/25 (NPFGC)(a)	300	290,946
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/25	20	24,300
Sequoia Union High School District GO, 5.00%, 07/01/25	150	183,105
State of California Department of Water Resources RB
5.00%, 12/01/25,	300	370,659
Series AW, 5.00%, 12/01/25,	100	123,553
Series AX, 5.00%, 12/01/25,	195	240,928
State of California GO
4.00%, 03/01/25,	20	23,107
4.00%, 09/01/25,	200	234,332
4.00%, 10/01/25,	65	76,332
5.00%, 03/01/25,	115	137,800
5.00%, 04/01/25,	245	294,443
5.00%, 08/01/25	545	662,676

Security	Par (000)	Value

California (continued)
5.00%, 09/01/25	$605	$737,743
5.00%, 10/01/25	610	745,968
5.00%, 11/01/25,	285	349,515
Series A, 5.00%, 08/01/25,	240	291,821
Series B, 5.00%, 09/01/25,	125	152,426
University of California RB
5.00%, 05/15/25,	45	54,383
Series A, 5.00%, 05/15/25,	105	126,894
Series AY, 5.00%, 05/15/25,	105	126,894
Series I, 5.00%, 05/15/25,	375	452,250
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	85	103,715

		18,209,392

Colorado — 0.8%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	27,052
Board of Water Commissioners City & County of Denver (The) RB, Series A, 4.00%, 09/15/25	30	35,250
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/25	150	182,070
County of Adams Co. COP, 5.00%, 12/01/25	65	79,721
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	25	30,619
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW),	75	92,155
Series A, 5.50%, 12/01/25 (SAW),	85	106,574
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	150	143,734
State of Colorado COP
Series K, 5.00%, 03/15/25,	125	148,732
Series L, 5.00%, 03/15/25,	25	29,747
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	80	96,549

		972,203

Connecticut — 2.1%
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 02/01/25	100	119,891
State of Connecticut GO
4.00%, 06/01/25,	150	172,472
Series A, 5.00%, 04/15/25,	50	59,782
Series B, 5.00%, 05/15/25,	210	251,794
Series B, 5.00%, 06/15/25,	100	120,238
Series C, 5.00%, 06/15/25,	195	234,464
Series E, 5.00%, 09/15/25,	195	236,422
Series F, 5.00%, 11/15/25,	300	365,637
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/25,	185	218,925
Series A, 5.00%, 08/01/25,	20	24,140
Series A, 5.00%, 09/01/25,	250	302,585
Series B, 5.00%, 08/01/25,	160	193,122
Series B, 5.00%, 10/01/25,	170	206,324

		2,505,796

Delaware — 0.4%
City of Wilmington DE GO, 5.00%, 12/01/25	15	18,448
Delaware Transportation Authority RB, 5.00%, 07/01/25	150	182,094
State of Delaware GO
5.00%, 03/01/25,	100	120,208
Series 2009C, 5.00%, 10/01/25,	65	79,773

82	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
Series A, 5.00%, 02/01/25,	$100	$119,844

		520,367

District of Columbia — 1.2%
District of Columbia GO
5.00%, 06/01/25,	300	362,970
Series A, 5.00%, 06/01/25,	60	72,594
Series D, 5.00%, 06/01/25,	165	199,633
Series E, 5.00%, 06/01/25,	165	199,634
District of Columbia RB
Series A, 5.00%, 12/01/25,	60	73,894
Series C, 5.00%, 10/01/25,	125	153,136
District of Columbia Water & Sewer Authority RB, Series B, 5.00%, 10/01/25	125	153,479
Washington Metropolitan Area Transit Authority RB, Series A1, 5.00%, 07/01/25	225	271,172

		1,486,512

Florida — 4.1%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	168,155
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25,	100	119,437
Series B, 5.00%, 10/01/25,	125	149,296
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	490	598,423
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	60	74,169
Florida Department of Environmental Protection RB
5.00%, 07/01/25	330	399,584
Series A, 5.00%, 07/01/25,	100	121,086
Florida Department of Management Services COP, 5.00%, 08/01/25	230	279,540
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	60	72,992
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	65	78,139
Orange County School Board COP, 5.00%, 08/01/25	50	60,195
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	140	169,274
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	210	251,878
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	240	287,748
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25,	120	143,584
Series C, 5.00%, 07/01/25,	140	167,514
School District of Broward County/FL GO, 5.00%, 07/01/25	150	181,784
State of Florida Department of Transportation RB, 5.00%, 07/01/25	215	260,113
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/25	175	212,352
State of Florida GO
Series A, 5.00%, 06/01/25	205	247,925
Series A, 5.00%, 07/01/25,	50	60,698
Series B, 5.00%, 06/01/25	115	139,080
Series B, 5.00%, 07/01/25,	10	12,140
Series C, 5.00%, 06/01/25,	280	338,629
Series D, 5.00%, 06/01/25,	85	102,798
State of Florida Lottery Revenue RB, Series B, 5.00%, 07/01/25	60	72,775
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	35	42,840

Security	Par (000)	Value

Florida (continued)
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	$15	$18,286

		4,830,434

Georgia — 1.9%
City of Atlanta GA Water & Wastewater Revenue RB
5.75%, 11/01/25 (AGM),	195	246,694
Series B, 5.00%, 11/01/25,	195	239,468
Forsyth County School District GO, 5.00%, 02/01/25	25	29,973
Gwinnett County School District GO, 5.00%, 02/01/25	20	23,978
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/25 (NPFGC),	100	122,342
Series A, 4.00%, 07/01/25,	160	186,522
Private Colleges & Universities Authority RB, 5.00%, 09/01/25	115	140,665
State of Georgia GO
5.00%, 02/01/25,	65	77,807
5.00%, 07/01/25,	75	91,319
Series A, 5.00%, 02/01/25,	365	437,770
Series A, 5.00%, 07/01/25,	85	103,494
Series A1, 5.00%, 02/01/25,	85	101,946
Series C1, 4.00%, 01/01/25,	150	173,017
Series C1, 4.00%, 07/01/25,	105	122,883
Series E, 5.00%, 12/01/25,	100	123,497

		2,221,375

Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	205	248,342
Series B, 5.00%, 07/01/25,	65	78,874
City & County of Honolulu HI GO
Series B, 5.00%, 09/01/25,	225	274,851
Series C, 5.00%, 10/01/25,	65	79,631
Series E, 5.00%, 09/01/25,	125	152,695
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	170	206,302
State of Hawaii GO
Series EZ, 5.00%, 10/01/25,	335	407,668
Series FE, 5.00%, 10/01/25,	130	158,199
Series FK, 5.00%, 05/01/25,	100	119,992
Series FN, 5.00%, 10/01/25,	175	212,961
Series FT, 5.00%, 01/01/25,	25	29,653
State of Hawaii State Highway Fund RB, Series A, 4.00%, 01/01/25	75	85,872
University of Hawaii RB, Series B, 5.00%, 10/01/25	45	54,518

		2,109,558

Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	135	161,733

Illinois — 2.0%
Chicago O’Hare International Airport RB
5.00%, 01/01/25,	225	265,345
Series C, 5.00%, 01/01/25,	65	76,655
Series F, 5.00%, 01/01/25,	150	176,897
Illinois Finance Authority RB
4.00%, 07/01/25,	370	431,705
5.00%, 12/01/25,	200	245,972
State of Illinois GO
5.00%, 01/01/25,	155	168,043
5.00%, 02/01/25,	75	81,383
5.00%, 10/01/25,	100	109,094
5.50%, 05/01/25,	210	232,848

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series D, 5.00%, 11/01/25,	$560	$603,887

		2,391,829

Indiana — 0.7%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/25	185	225,634
Indiana Finance Authority RB
Series B, 5.00%, 02/01/25,	90	107,649
Series C, 5.00%, 12/01/25,	180	221,375
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	55	65,361
Purdue University COP, Series A, 5.00%, 07/01/25	40	48,682
Purdue University RB, Series A, 5.25%, 07/01/25	105	129,005

		797,706

Iowa — 0.1%
State of Iowa RB, Series A, 5.00%, 06/01/25	135	163,405

Kansas — 0.6%
Johnson County Public Building Commission RB, Series A, 5.00%, 09/01/25	145	177,595
Johnson County Unified School District No. 512 Shawnee Mission GO, Series B, 5.00%, 10/01/25	175	214,774
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	24,469
State of Kansas Department of Transportation RB
5.00%, 09/01/25,	200	243,776
Series A, 5.00%, 09/01/25,	65	79,227

		739,841

Louisiana — 0.6%
State of Louisiana GO
Series A, 5.00%, 09/01/25,	200	243,240
Series B, 5.00%, 05/01/25,	25	30,060
Series B, 5.00%, 08/01/25,	315	381,855
State of Louisiana RB, 5.00%, 09/01/25	80	97,382

		752,537

Maine — 0.6%
Maine Governmental Facilities Authority RB, 5.00%, 10/01/25	105	127,777
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/25,	165	199,795
Series B, 5.00%, 11/01/25,	40	49,077
State of Maine GO, Series B, 5.00%, 06/01/25	285	345,400

		722,049

Maryland — 4.1%
City of Baltimore MD RB
5.00%, 07/01/25	155	187,208
Series A, 5.00%, 07/01/25,	90	108,838
County of Anne Arundel MD GOL, 5.00%, 10/01/25	475	581,919
County of Baltimore MD GO, 5.00%, 03/01/25	400	480,256
County of Charles MD GO, 5.00%, 10/01/25	10	12,267
County of Frederick MD GO, 5.00%, 08/01/25	200	243,920
County of Howard MD GO, Series A, 5.00%, 02/15/25	235	281,918
County of Montgomery MD GO, Series C, 5.00%, 10/01/25	100	122,673
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/25,	220	267,892
Series B, 5.00%, 07/15/25,	35	42,619
State of Maryland Department of Transportation RB
4.00%, 09/01/25,	135	158,528
5.00%, 09/01/25,	225	274,972
5.00%, 10/01/25,	160	196,102
5.00%, 12/01/25,	85	104,442

Security	Par (000)	Value

Maryland (continued)
State of Maryland GO
Second Series, 5.00%, 08/01/25,	$75	$91,391
Series A, 5.00%, 03/15/25,	125	150,290
Series A, 5.00%, 08/01/25,	210	255,896
Series B, 4.00%, 08/01/25,	115	134,727
Series B, 5.00%, 08/01/25,	430	523,976
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD),	40	46,661
5.00%, 06/01/25 (GTD),	350	424,354
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/25 (GTD)	180	218,239

		4,909,088

Massachusetts — 3.8%
Commonwealth of Massachusetts GO, 5.00%, 01/01/25	200	238,590
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/25	195	236,821
Series B, 5.00%, 04/01/25,	75	90,209
Series B, 5.00%, 07/01/25,	190	230,749
Series B, 5.25%, 09/01/25 (AGM),	375	462,566
Series C, 5.00%, 08/01/25,	135	164,433
Series C, 5.00%, 09/01/25,	135	164,911
Series C, 5.00%, 10/01/25	285	349,151
Series D, 5.00%, 07/01/25,	40	48,579
Series E, 5.00%, 11/01/25 (AMBAC),	75	92,144
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	165	199,800
Massachusetts Bay Transportation Authority RB, Series A,
5.00%, 07/01/25	425	516,232
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25,	410	500,688
Series 22, 5.00%, 08/01/25,	70	85,446
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25,	185	225,757
Series A, 5.00%, 10/15/25,	250	307,785
Massachusetts School Building Authority RB
5.00%, 01/15/25,	50	59,686
Series C, 5.00%, 08/15/25,	250	304,652
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	75	89,129
Massachusetts Water Resources Authority RB 5.00%, 08/01/25,	85	103,622
Series B, 5.25%, 08/01/25 (AGM),	15	18,462
Series C, 5.00%, 08/01/25,	10	12,191
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	25	30,618

		4,532,221

Michigan — 1.2%
Michigan Finance Authority RB
Series A, 5.00%, 12/01/25,	45	54,888
Series B, 5.00%, 10/01/25,	200	245,456
Michigan State Building Authority RB, Series I, 5.00%, 04/15/25	350	420,353
State of Michigan GO
Series A, 5.00%, 05/01/25,	35	42,187
Series B, 4.00%, 11/01/25,	120	141,695
State of Michigan RB, 5.00%, 03/15/25	255	303,537
University of Michigan RB, Series A, 5.00%, 04/01/25	210	253,302
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	29,857

		1,491,275

84	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 1.5%
City of Minneapolis MN GO, 4.00%, 12/01/25	$150	$177,200
County of Hennepin MN GO, Series A, 5.00%, 12/01/25	250	308,315
Metropolitan Council GO, Series A, 5.00%, 03/01/25	65	78,166
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25,	35	41,244
Series C, 5.00%, 01/01/25,	100	117,840
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	110	131,861
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	55	53,187
State of Minnesota GO
Series A, 5.00%, 08/01/25	220	268,312
Series A, 5.00%, 10/01/25,	25	30,668
Series B, 5.00%, 10/01/25,	75	92,005
Series D, 5.00%, 08/01/25,	165	201,234
Series E, 5.00%, 10/01/25,	100	122,673
University of Minnesota RB, Series B, 5.00%, 10/01/25	150	183,846

		1,806,551

Mississippi — 0.3%
State of Mississippi GO
Series B, 5.00%, 12/01/25,	75	92,282
Series C, 5.00%, 10/01/25,	250	306,000

		398,282

Missouri — 0.5%
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25	85	102,456
Missouri Highway & Transportation Commission RB, 5.00%, 05/01/25	180	216,696
Missouri State Board of Public Buildings RB, Series A, 5.00%, 04/01/25	240	289,253

		608,405

Nebraska — 0.4%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25,	160	189,632
Series C, 5.00%, 01/01/25,	105	124,446
Omaha Public Facilities Corp. RB, Series A, 5.00%, 06/01/25	50	58,192
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	25	29,774
Omaha Public Power District RB, Series A, 5.00%, 02/01/25	65	77,625

		479,669

Nevada — 1.8%
Clark County School District GOL, Series A, 5.00%, 06/15/25	350	416,427
Clark County Water Reclamation District GOL, 5.00%, 07/01/25	105	127,519
County of Clark Department of Aviation RB, 5.00%, 07/01/25	215	255,839
County of Clark NV GOL
5.00%, 11/01/25,	170	207,635
Series A, 5.00%, 06/01/25,	45	54,195
Series A, 5.00%, 11/01/25,	145	177,100
Series B, 5.00%, 06/01/25,	50	60,217
Series B, 5.00%, 12/01/25,	25	30,605
County of Clark NV RB
5.00%, 07/01/25,	80	96,539
Series B, 5.00%, 07/01/25,	90	108,607
State of Nevada GOL
5.00%, 05/01/25,	135	162,522
Series A, 5.00%, 05/01/25,	45	54,174
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	235	289,551

Security	Par (000)	Value

Nevada (continued)
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25,	$55	$65,496
Series C, 5.00%, 10/01/25,	40	48,138

		2,154,564

New Hampshire — 0.3%
City of Manchester NH GO, 4.00%, 06/15/25	250	291,330
New Hampshire Municipal Bond Bank RB, Series A, 5.00%, 08/15/25	75	90,958

		382,288

New Jersey — 2.0%
County of Monmouth NJ GO, 5.00%, 07/15/25	170	207,186
Monmouth County Improvement Authority (The) RB, 5.00%, 02/15/25 (GTD)	100	119,870
New Jersey Economic Development Authority RB
Series A, 4.13%, 06/15/25,	80	88,047
Series B, 4.00%, 11/01/25 (SAP),	400	436,316
Series D, 5.00%, 06/15/25,	30	33,955
New Jersey Educational Facilities Authority RB
5.00%, 07/01/25,	100	122,070
Series D, 5.00%, 07/01/25,	295	360,106
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25,	30	34,719
Series A, 5.00%, 06/15/25,	25	28,296
Series A, 5.75%, 06/15/25 (NPFGC),	65	75,708
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25,	85	100,203
Series C-2, 5.50%, 01/01/25 (AMBAC),	335	399,953
State of New Jersey GO, 5.00%, 06/01/25	280	330,246

		2,336,675

New Mexico — 0.3%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/25	110	133,213
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	103,532
State of New Mexico GO, 5.00%, 03/01/25	60	71,724
State of New Mexico Severance Tax Permanent Fund RB, Series D, 5.00%, 07/01/25	50	60,646

		369,115

New York — 9.6%
City of New York NY GO
5.00%, 08/01/25	550	660,995
Series 1, 5.00%, 08/01/25,	415	498,751
Series A, 5.00%, 08/01/25,	210	252,380
Series C, 4.00%, 08/01/25,	160	184,830
Series C, 5.00%, 08/01/25	715	859,294
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	25	29,933
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	112,391
Metropolitan Transportation Authority RB
5.00%, 11/15/25,	70	82,303
Series A, 5.00%, 11/15/25,	105	123,455
Series B, 5.00%, 11/15/25	335	358,162
Series C-1, 5.00%, 11/15/25,	45	48,111
Series F, 5.00%, 11/15/25,	180	192,445
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/25 (SAW),	100	120,793
Series S-2A, 5.00%, 07/15/25 (SAW),	80	96,634
Series S-3, 5.00%, 07/15/25 (SAW),	250	301,983
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25,	100	115,359

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 02/01/25,	$50	$59,386
5.00%, 08/01/25,	210	253,691
5.00%, 11/01/25,	145	176,620
Series A-1, 5.00%, 08/01/25,	10	12,081
Series B-1, 5.00%, 08/01/25,	250	302,013
Series C, 5.00%, 11/01/25,	120	146,168
New York City Water & Sewer System RB
4.00%, 06/15/25,	125	145,478
Series FF, 4.00%, 06/15/25,	20	23,276
Series GG, 5.00%, 06/15/25,	225	272,138
New York State Dormitory Authority RB
5.00%, 03/15/25,	250	297,493
Series A, 5.00%, 02/15/25	330	391,582
Series A, 5.00%, 03/15/25	335	399,312
Series A, 5.00%, 07/01/25	205	243,533
Series B, 5.00%, 02/15/25,	365	433,113
Series B, 5.50%, 03/15/25 (AMBAC),	70	84,636
Series D, 5.00%, 02/15/25,	390	462,778
Series E, 5.00%, 02/15/25,	35	41,531
Series E, 5.00%, 03/15/25	300	357,591
New York State Environmental Facilities Corp. RB
Series A, 4.00%, 06/15/25,	65	75,778
Series B, 5.00%, 06/15/25,	200	242,308
New York State Thruway Authority RB
5.00%, 01/01/25,	190	223,127
Series L, 5.00%, 01/01/25,	150	176,153
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/25	1,065	1,269,352
Series C, 5.00%, 03/15/25,	15	17,878
Port Authority of New York & New Jersey RB
Series 189, 5.00%, 05/01/25,	120	142,928
Series 205, 5.00%, 11/15/25,	245	296,840
State of New York GO, 5.00%, 03/01/25	450	539,860
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/25,	155	187,285
Series B, 5.00%, 11/15/25	115	138,953

		11,450,701

North Carolina — 2.5%
City of Charlotte NC COP, Series B, 5.00%, 06/01/25	50	60,495
City of Charlotte NC Water & Sewer System RB, 5.00%, 07/01/25	75	91,319
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	115	140,022
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	110	134,668
County of Durham NC GO, 5.00%, 10/01/25	250	306,957
County of Forsyth NC GO
5.00%, 07/01/25,	55	66,938
5.00%, 12/01/25,	100	123,440
County of Guilford NC GO, 5.00%, 03/01/25	300	360,768
County of Iredell NC RB, 5.00%, 12/01/25	25	30,606
County of Johnston NC GO, 4.00%, 02/01/25	115	132,657
County of New Hanover NC GO, 5.00%, 08/01/25	100	122,066
County of Wake NC GO
Series A, 5.00%, 03/01/25,	175	210,448
Series C, 5.00%, 03/01/25,	70	84,179
County of Wake NC RB, 5.00%, 08/01/25	120	146,036
State of North Carolina GO
5.00%, 06/01/25,	100	121,396
Series A, 5.00%, 06/01/25,	145	176,024
Series B, 5.00%, 06/01/25	455	552,352

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina RB, 5.00%, 03/01/25	$95	$113,789

		2,974,160

Ohio — 2.6%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	120	141,428
City of Cleveland OH GO, 5.00%, 12/01/25	110	134,850
City of Columbus OH GO
Series 1, 5.00%, 07/01/25,	410	497,933
Series A, 4.00%, 04/01/25,	90	104,402
City of Columbus OH GOL, Series B, 4.00%, 07/01/25	25	29,207
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	115	138,732
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series 2015-A, 5.00%, 12/01/25,	300	369,639
Series B, 5.00%, 12/01/25,	35	43,125
State of Ohio GO
Series A, 5.00%, 06/15/25,	250	302,885
Series A, 5.00%, 09/01/25,	65	79,332
Series B, 5.00%, 08/01/25,	330	401,600
Series B, 5.00%, 09/01/25,	185	225,791
Series B, 5.00%, 09/15/25,	175	213,871
Series S, 5.00%, 05/01/25,	50	60,293
Series V, 5.00%, 05/01/25,	130	156,825
State of Ohio RB
Series A, 5.00%, 02/01/25,	35	41,733
Series C, 5.00%, 12/01/25,	80	98,118

		3,039,764

Oklahoma — 0.7%
City of Oklahoma City OK GO, 5.00%, 03/01/25	95	114,243
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25,	35	40,449
Series A, 5.00%, 06/01/25,	135	162,111
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	126,148
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	100	121,396
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	85	101,051
Oklahoma Water Resources Board RB, 5.00%, 04/01/25 (OK CERF)	100	120,474

		785,872

Oregon — 0.6%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/25	15	18,191
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/25 (GTD)	125	151,571
Portland Community College District GO, 5.00%, 06/15/25	30	36,377
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25,	125	153,534
Series C, 5.00%, 11/15/25,	100	122,827
State of Oregon GO
Series H, 5.00%, 08/01/25,	115	140,315
Series L, 5.00%, 08/01/25,	50	61,007

		683,822

Pennsylvania — 3.2%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	255	305,011
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 10/01/25,	520	634,774
Series B, 5.00%, 11/01/25,	100	122,415
Commonwealth of Pennsylvania GO 5.00%, 09/15/25 (AGM),	20	24,399

86	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 01/01/25,	$215	$255,405
First Series, 5.00%, 02/01/25 (AGM),	205	244,721
First Series, 5.00%, 08/15/25,	360	436,982
First Series, 5.00%, 09/15/25,	340	413,685
Second Series, 5.00%, 09/15/25,	330	401,518
Series D, 5.00%, 08/15/25,	40	48,532
County of Bucks PA GO, 5.00%, 06/01/25	45	54,491
Delaware County Authority RB, 5.00%, 12/01/25	60	72,548
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/25	100	121,499
Delaware River Port Authority RB, Series B, 5.00%, 01/01/25	220	259,149
Pennsylvania State University (The) RB, 5.25%, 08/15/25	50	61,282
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/25	40	49,173
Series A2, 5.00%, 12/01/25,	160	196,688
Series B, 5.00%, 06/01/25,	85	100,296

		3,802,568

Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	195	233,774
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/25	95	116,487
State of Rhode Island GO, Series A, 5.00%, 08/01/25	80	97,147

		447,408

South Carolina — 0.3%
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	50	61,569
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25	100	119,778
State of South Carolina GO, 5.00%, 04/01/25	100	120,571

		301,918

Tennessee — 2.4%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	50	61,493
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	200	245,018
County of Blount TN GO, 5.00%, 06/01/25	185	223,550
County of Hamilton TN GO
4.00%, 03/01/25,	300	347,733
5.00%, 04/01/25,	150	180,857
County of Montgomery TN GO, 5.00%, 04/01/25	130	156,489
County of Shelby TN GO
5.00%, 04/01/25,	250	300,940
Series A, 5.00%, 04/01/25,	95	114,357
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25,	185	220,866
5.00%, 07/01/25,	210	255,257
Series A, 5.00%, 07/01/25,	130	158,016
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/25	105	127,737
State of Tennessee GO, Series A, 5.00%, 08/01/25	70	85,446
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/25 (NPFGC),	115	141,288
Series B, 5.00%, 11/01/25,	205	251,861

		2,870,908

Texas — 11.4%
Aldine Independent School District GOL, 5.00%, 02/15/25	125	149,542
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	230	274,077

Security	Par (000)	Value

Texas (continued)
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF),	$35	$41,872
Series B, 5.00%, 02/15/25 (PSF),	100	119,634
Austin Independent School District GO
5.00%, 08/01/25 (PSF),	125	152,319
Series B, 5.00%, 08/01/25 (PSF),	150	182,782
Birdville Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	80	95,519
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25.	65	75,838
City of Arlington TX GOL, 5.00%, 08/15/25	60	73,212
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/25	50	61,469
City of Austin/TX GOL, 5.00%, 09/01/25	235	286,940
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/25	100	122,400
City of Frisco TX GOL, 5.00%, 02/15/25	90	107,756
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	65	77,907
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/25 (AGM)(a),	20	19,264
Series B, 5.00%, 11/15/25,	115	141,251
Series D, 5.00%, 11/15/25,	120	147,392
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	18,006
City of Plano TX GOL
5.00%, 09/01/25,	170	207,665
Series A, 5.00%, 09/01/25,	80	97,725
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25,	230	274,673
5.00%, 02/01/25 (ETM),	50	59,624
City of San Antonio TX GOL, 5.00%, 08/01/25	325	395,857
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	120	143,844
County of Bexar TX GOL, 5.00%, 06/15/25	50	60,552
County of Denton TX GOL, 5.00%, 05/15/25	75	90,676
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	100	119,540
County of Harris TX GOL, Series B, 5.00%, 10/01/25	275	336,900
County of Harris TX RB
5.00%, 08/15/25,	150	181,758
Series A, 5.00%, 08/15/25,	160	193,875
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	85	101,447
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	115	137,634
Dallas Area Rapid Transit RB, 5.00%, 12/01/25	140	172,022
Dallas Independent School District GO, Series A, 5.00%, 02/15/25 (PSF)	325	389,577
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	130	158,695
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	395	473,676
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	300	366,060
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	130	126,669
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	115	137,497
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	125,369
Series D, 5.00%, 02/15/25 (PSF),	35	41,988

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	$105	$125,863
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	65	77,457
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	40	48,763
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a),	20	19,478
Series A, 5.00%, 08/15/25 (PSF),	125	152,525
Series B, 0.00%, 08/15/25(a),	100	96,928
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF),	65	79,210
Series B, 5.00%, 08/15/25,	130	158,557
Lone Star College System GOL, Series B, 5.00%, 02/15/25	255	305,189
Lower Colorado River Authority RB
5.00%, 05/15/25,	65	78,066
Series D, 5.00%, 05/15/25,	130	156,131
Metropolitan Transit Authority of Harris County RB, Series B, 5.00%, 11/01/25	50	61,042
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	270	327,872
North Texas Municipal Water District RB, 5.00%, 06/01/25	215	258,977
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/25	125	147,866
Northside Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	40	48,638
Northwest Independent School District, 5.00%, 02/15/28 (PR 02/15/25)	45	53,846
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	40	47,835
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/25	175	212,081
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/25,	215	260,445
Series B, 5.00%, 07/01/25,	115	139,308
Round Rock Independent School District GO
5.00%, 08/01/25 (PSF),	30	36,557
Series A, 5.00%, 08/01/25 (PSF),	100	121,855
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF),	235	280,919
5.00%, 08/15/25 (PSF)	170	206,801
San Antonio Water System RB
Series A, 5.00%, 05/15/25,	125	150,812
Series C, 5.00%, 05/15/25,	45	54,293
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	105	128,066
State of Texas GO
5.00%, 04/01/25,	65	78,244
5.00%, 08/01/25,	125	152,252
5.00%, 10/01/25,	55	67,380
Series A, 5.00%, 04/01/25,	55	66,207
Series A, 5.00%, 08/01/25,	130	158,343
Texas A&M University RB, Series C, 5.00%, 05/15/25	75	90,487
Texas State University System RB, 5.00%, 03/15/25	220	263,558
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/25,	50	61,200
5.25%, 04/01/25,	140	169,921
Series A, 5.00%, 10/01/25,	385	471,240
Texas Water Development Board RB
5.00%, 04/15/25,	175	210,691
Series A, 5.00%, 04/15/25,	125	150,494

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/15/25	$180	$220,513
Series B, 5.00%, 10/15/25,	205	251,139
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	175	209,277
University of North Texas System RB, Series A, 5.00%, 04/15/25	50	59,928
University of Texas System (The) RB
Series C, 5.00%, 08/15/25,	200	244,040
Series E, 5.00%, 08/15/25,	115	140,323
Series H, 5.00%, 08/15/25,	60	73,212

		13,514,332

Utah — 0.5%
Davis School District GO, Series B, 5.00%, 06/01/25	25	30,273
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	85	103,068
State of Utah GO, 5.00%, 07/01/25	125	152,263
University of Utah (The) RB
Series A, 4.00%, 08/01/25,	75	87,788
Series A, 5.00%, 08/01/25,	100	121,749
Series B1, 5.00%, 08/01/25 (SAP),	25	30,437
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	60	72,390

		597,968

Vermont — 0.2%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	47,924
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	115	141,759

		189,683

Virginia — 5.0%
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	146,578
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	177,876
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	154,133
City of Richmond VA GO, Series B, 5.00%, 07/15/25 (SAW)	35	42,656
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	100	119,834
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	75	91,047
County of Arlington VA GO, Series B, 5.00%, 08/15/25	75	92,036
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	246,276
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	110	135,182
County of Henrico VA GO
5.00%, 07/15/25,	50	60,859
5.00%, 08/01/25 (SAW),	500	609,540
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	45	52,812
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	41,850
Virginia Beach Development Authority RB, 5.00%, 04/01/25	150	180,272
Virginia College Building Authority RB
Series A, 5.00%, 02/01/25,	40	47,844
Series A, 5.00%, 02/01/28 (PR 02/01/25),	125	149,643
Series A, 5.00%, 02/01/30 (PR 02/01/25),	300	359,142
Series B, 5.00%, 09/01/25,	150	183,475
Series E, 5.00%, 02/01/25,	385	459,420
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25,	205	245,686
5.00%, 05/15/25,	30	36,165
5.00%, 09/15/25,	105	128,039
Series A, 5.00%, 05/15/25,	245	295,347
Virginia Public Building Authority RB
5.00%, 08/01/25,	140	170,744
Series A, 5.00%, 08/01/25,	140	170,818

88	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series B, 5.00%, 08/01/25	$405	$494,007
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	235	282,714
Series B, 5.00%, 08/01/25,	150	182,151
Series C, 5.00%, 08/01/25,	110	133,577
Virginia Resources Authority RB
5.00%, 11/01/25,	300	369,246
Series C, 5.00%, 11/01/25,	10	12,308
Series D, 4.00%, 11/01/25,	30	35,440

		5,906,717

Washington — 5.3%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/25,	100	122,304
Series S-1, 5.00%, 11/01/25,	100	122,304
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/25	90	109,349
City of Seattle WA GOL
5.00%, 06/01/25,	125	151,428
5.00%, 12/01/25,	80	98,570
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/25,	65	78,244
Series C, 5.00%, 09/01/25,	195	238,204
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/25	85	102,666
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	75	89,300
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	130	159,735
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	185	220,035
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25	130	160,324
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	35	42,907
County of King WA GOL, 5.00%, 12/01/25	115	141,630
County of King WA Sewer Revenue, 5.00%, 01/01/25	200	238,590
County of Kitsap WA GOL, 5.00%, 06/01/25	40	48,436
County of Pierce WA GO, 5.00%, 08/01/25	100	121,434
County of Pierce WA GOL, Series A, 5.00%, 07/01/25	40	48,434
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	80	98,389
Energy Northwest RB
Series A, 5.00%, 07/01/25	435	527,847
Series C, 5.00%, 07/01/25	430	521,779
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	75	92,324
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	130	159,368
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	145	178,494
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	60	73,724
Port of Seattle WA RB, 4.00%, 02/01/25	70	79,071
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	134,903
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25	75	92,367
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	50	61,296
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	45	55,369

Security	Par/ Shares (000)	Value

Washington (continued)
State of Washington COP
5.00%, 01/01/25,	$175	$208,446
5.00%, 07/01/25 (ST INTERCEPT),	80	96,993
Series C, 5.00%, 07/01/25,	45	54,559
State of Washington GO
5.00%, 02/01/25,	175	209,153
Series A, 5.00%, 08/01/25	130	158,137
Series A-1, 5.00%, 08/01/25,	100	121,644
Series B, 5.00%, 08/01/25,	80	97,315
Series D, 5.00%, 02/01/25,	35	41,831
Series F, 0.00%, 12/01/25 (AMBAC)(a),	240	231,869
Series R-2018C, 5.00%, 08/01/25,	110	133,808
Series R-2018D, 5.00%, 08/01/25,	250	304,110
University of Washington RB
5.00%, 04/01/25,	110	132,146
Series B, 4.00%, 06/01/25,	160	186,091

		6,344,927

West Virginia — 0.7%
State of West Virginia GO, Series A, 5.00%, 06/01/25	365	441,613
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/25	140	169,896
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	150	181,397

		792,906

Wisconsin — 1.5%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	300	362,211
State of Wisconsin GO
Series 2, 4.00%, 11/01/25,	45	53,013
Series 2, 5.00%, 11/01/25,	195	239,359
Series A, 5.00%, 05/01/25,	245	295,556
Series B, 5.00%, 05/01/25,	250	301,587
State of Wisconsin RB, Series A, 5.00%, 05/01/25	85	102,329
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25,	105	127,411
Series 2, 5.00%, 07/01/25,	225	273,024

		1,754,490

Total Municipal Debt Obligations — 98.8% (Cost: $114,548,109)		117,566,645

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	134	133,561

Total Short-Term Investments — 0.1% (Cost: $133,549)		133,561

Total Investments in Securities — 98.9% (Cost: $114,681,658)		117,700,206

Other Assets, Less Liabilities — 1.1%		1,320,435

Net Assets — 100.0%		$119,020,641

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$113,317	$20,037(a	)	$—	$205	$2	$133,561	134	$3,085	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$117,566,645	$—	$117,566,645
Money Market Funds	133,561	—	—	133,561

	$133,561	$117,566,645	$—	$117,700,206

See notes to financial statements.

90	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB, Series B, 5.00%, 09/01/26	$125	$156,793
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/26 (Call 07/01/24)	180	210,391
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	180	223,832
University of Alabama (The) RB, Series C, 5.00%, 07/01/26	110	136,624

		727,640

Arizona — 2.2%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	25	31,209
Arizona State University RB, Series B, 5.00%, 07/01/29 (Call 07/01/26)	100	122,377
Arizona Transportation Board RB, Series A, 5.00%, 07/01/26	170	212,005
City of Phoenix AZ GO
5.00%, 07/01/26,	185	232,120
5.00%, 07/01/27 (Call 07/01/26),	90	112,067
City of Phoenix Civic Improvement Corp. RB, 5.00%, 07/01/30 (Call 07/01/26)	200	247,278
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	100	125,152
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 01/01/26	120	148,417
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	124,519
University of Arizona (The) RB, Series A, 4.00%, 06/01/28 (Call 06/01/26)	50	57,792

		1,412,936

Arkansas — 0.0%
State of Arkansas GO, 5.00%, 10/01/26 (Call 10/01/24)	20	23,403

California — 15.0%
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(a)	55	51,571
California State Public Works Board RB
5.00%, 04/01/29 (Call 10/01/26),	100	124,185
Series B, 5.00%, 04/01/26,	50	61,886
Series B, 5.00%, 10/01/26 (Call 10/01/24),	105	123,162
Series C, 5.00%, 11/01/27 (Call 11/01/26),	60	74,974
Series D, 4.00%, 04/01/28 (Call 10/01/26),	125	147,727
California State University RB
Series A, 5.00%, 11/01/26,	170	215,162
Series A, 5.00%, 11/01/26 (Call 11/01/25),	75	92,186
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	75	91,934
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26),	210	265,222
Series D, 5.00%, 11/01/26,	100	126,701
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	63,315
El Camino Community College District GO, Series C, 0.00%, 08/01/26(a)	50	47,557
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(a)	40	37,699
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(a)	80	75,528
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26 (NPFGC)(a)	100	94,261
Grossmont Union High School District GO, 0.00%, 08/01/26 (AGM)(a)	50	47,530
Los Angeles Community College District/CA GO Series C, 5.00%, 06/01/26,	35	43,882

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 08/01/26 (Call 08/01/24),	$70	$82,121
Series I, 4.00%, 08/01/26,	100	120,273
Series I, 4.00%, 08/01/29 (Call 08/01/26),	70	82,626
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/28 (Call 06/01/26),	75	93,050
Series A, 5.00%, 06/01/30 (Call 06/01/26),	100	123,202
Los Angeles County Public Works Financing Authority RB, Series A, 5.00%, 12/01/26 (Call 12/01/24)	30	35,492
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/26	210	263,754
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/26	105	131,877
Series B, 5.00%, 07/01/26 (Call 06/01/26),	30	37,595
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/26 (Call 07/01/24),	20	23,428
Series A, 5.00%, 07/01/29 (Call 01/01/26),	130	159,589
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/26,	290	358,553
Series C, 5.00%, 07/01/26 (Call 07/01/24),	195	226,329
Metropolitan Water District of Southern California RB
Series A, 2.50%, 07/01/26,	210	231,071
Series A, 5.00%, 07/01/26,	135	169,298
Newport Mesa Unified School District GO, 0.00%, 08/01/26 (NPFGC)(a)	100	95,496
Ohlone Community College District GO
4.00%, 08/01/30 (Call 08/01/26),	115	135,393
Series C, 4.00%, 08/01/29 (Call 08/01/26),	65	76,925
Palo Alto Unified School District GO, 0.00%, 08/01/26(a)	70	67,115
Palos Verdes Peninsula Unified School District GO, 0.00%, 11/01/26 (NPFGC)(a)	165	156,201
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/29 (Call 08/01/26)	70	82,626
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	25	31,308
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 08/01/26 (Call 08/01/25)	50	61,245
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	100	118,852
San Diego County Water Authority RB, 5.00%, 05/01/26 (Call 05/01/25)	100	120,934
San Diego Unified School District/CA GO
0.00%, 07/01/26(a),	20	19,322
0.00%, 07/01/26 (ETM)(a),	30	28,739
Series R-5, 4.00%, 07/01/29 (Call 07/01/26),	215	252,580
Series R-5, 5.00%, 07/01/26,	95	119,015
San Francisco Bay Area Rapid Transit District GO, Series D, 5.00%, 08/01/26 (Call 08/01/25)	50	61,086
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	90	110,110
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/26 (Call 09/01/24)	100	117,941
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NPFGC)(a),	220	209,048
Series B, 0.00%, 09/01/26 (NPFGC)(a),	95	90,271
Santa Barbara Community College District GO, 5.00%, 08/01/29 (Call 08/01/26)	50	62,745
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	80	100,302
Santa Clara Valley Water District COP, Series A, 5.00%, 02/01/29 (Call 02/01/26)	70	85,965

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/26 (Call 08/01/25)	$40	$46,876
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/26 (Call 01/01/25)	50	59,442
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/26 (Call 12/01/24),	200	238,134
Series AV, 5.00%, 12/01/26 (Call 06/01/26),	50	62,909
Series AW, 5.00%, 12/01/27 (Call 12/01/26),	135	172,103
State of California GO
4.00%, 09/01/27 (Call 09/01/26),	100	118,932
4.00%, 08/01/28 (Call 08/01/26),	80	94,192
5.00%, 08/01/26,	175	218,930
5.00%, 08/01/26 (Call 08/01/25),	90	108,866
5.00%, 10/01/26,	230	288,954
5.00%, 11/01/26,	140	176,250
5.00%, 08/01/28 (Call 08/01/26),	160	197,918
5.00%, 09/01/28 (Call 09/01/26)	580	718,875
5.00%, 09/01/29 (Call 09/01/26),	100	123,815
5.00%, 08/01/30 (Call 08/01/26),	100	123,382
Series B, 5.00%, 09/01/26,	55	68,953
Series C, 5.00%, 08/01/27 (Call 08/01/26),	175	217,586
Series C, 5.00%, 08/01/28 (Call 08/01/26),	100	123,699
University of California RB
Series AM, 5.00%, 05/15/26 (Call 05/15/24),	105	121,980
Series AV, 5.00%, 05/15/26,	25	31,197

		9,438,952

Colorado — 0.5%
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW),	75	87,710
5.00%, 12/01/30 (Call 12/01/26) (SAW),	130	161,927
University of Colorado RB, Series A-2, 5.00%, 06/01/26	50	62,033

		311,670

Connecticut — 1.7%
State of Connecticut GO
Series A, 5.00%, 03/15/26,	145	177,873
Series B, 5.00%, 05/15/27 (Call 05/15/26),	100	122,278
Series E, 5.00%, 10/15/26,	120	149,313
Series F, 5.00%, 09/15/26,	160	198,693
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 09/01/27 (Call 09/01/26),	195	241,063
Series A, 5.00%, 09/01/28 (Call 09/01/26),	25	30,698
Series B, 5.00%, 09/01/28 (Call 09/01/26),	140	171,907

		1,091,825

Delaware — 1.0%
Delaware Transportation Authority RB
5.00%, 07/01/26,	200	250,178
5.00%, 07/01/27 (Call 07/01/26),	105	130,480
State of Delaware GO
5.00%, 02/01/26,	80	99,134
Series D, 5.00%, 07/01/27 (Call 07/01/26),	50	62,260
Series D, 5.00%, 07/01/30 (Call 07/01/26),	90	111,670

		653,722

District of Columbia — 0.9%
District of Columbia GO
Series A, 5.00%, 06/01/27 (Call 06/01/26),	100	124,377
Series A, 5.00%, 06/01/30 (Call 06/01/26),	105	129,491
Series B, 5.00%, 06/01/26 (Call 06/01/25),	50	60,394
Series D, 5.00%, 06/01/27 (Call 12/01/26),	155	195,899

Security	Par (000)	Value

District of Columbia (continued)
Series D, 5.00%, 06/01/28 (Call 12/01/26),	$25	$31,511

		541,672

Florida — 3.4%
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	85	100,535
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	170	206,416
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/26 (Call 07/01/25),	165	199,282
Series A, 5.00%, 07/01/27 (Call 07/01/26),	75	92,965
Orange County School Board COP, 5.00%, 08/01/26	60	74,219
Reedy Creek Improvement District GOL
5.00%, 06/01/27 (Call 06/01/26),	50	61,662
Series A, 5.00%, 06/01/26,	130	161,206
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/27 (Call 02/01/26)	60	72,991
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	122,493
School District of Broward County/FL COP
Series B, 5.00%, 07/01/26,	25	30,661
Series B, 5.00%, 07/01/27 (Call 07/01/26),	105	127,610
State of Florida Department of Transportation Turnpike System Revenue RB
Series C, 5.00%, 07/01/27 (Call 07/01/26),	50	62,039
Series C, 5.00%, 07/01/29 (Call 07/01/26),	125	154,159
State of Florida GO
Series B, 5.00%, 06/01/26 (Call 06/01/24),	40	46,548
Series B, 5.00%, 07/01/26,	70	87,562
Series C, 5.00%, 06/01/28 (Call 06/01/26),	50	62,251
Series E, 5.00%, 06/01/26 (Call 06/01/25),	110	132,922
Series F, 5.00%, 06/01/29 (Call 06/01/26),	100	124,191
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/26	180	224,818

		2,144,530

Georgia — 2.0%
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/29 (Call 07/01/26)	205	251,762
State of Georgia GO
Series A, 5.00%, 08/01/26,	500	628,740
Series A-1, 5.00%, 02/01/26,	50	62,017
Series E, 5.00%, 12/01/27 (Call 12/01/26),	80	100,978
Series E, 5.00%, 12/01/28 (Call 12/01/26),	150	188,196
Series F, 5.00%, 01/01/26,	25	30,935

		1,262,628

Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 5.00%, 07/01/28 (Call 07/01/26)	100	124,016
City & County of Honolulu HI GO
Series B, 5.00%, 10/01/26 (Call 10/01/25),	75	91,432
Series D, 5.00%, 09/01/26,	65	81,617
State of Hawaii GO
Series EY, 5.00%, 10/01/26 (Call 10/01/25),	100	121,855
Series FE, 5.00%, 10/01/27 (Call 10/01/26),	125	156,380
Series FG, 5.00%, 10/01/27 (Call 10/01/26),	100	125,104
Series FG, 5.00%, 10/01/29 (Call 10/01/26),	100	124,185
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/29 (Call 07/01/26),	50	61,539
Series B, 5.00%, 01/01/27 (Call 07/01/26),	125	154,941

		1,041,069

92	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho — 0.4%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	$210	$258,434

Illinois — 1.0%
Chicago O’Hare International Airport RB
Series D, 5.00%, 01/01/26,	65	78,870
Series E, 5.00%, 01/01/26,	55	66,736
Illinois Finance Authority RB, 5.00%, 07/01/26	100	124,962
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26),	100	108,234
Series B, 5.13%, 09/01/26,	150	164,816
Series D, 5.00%, 11/01/26,	100	108,012

		651,630

Indiana — 1.7%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/26,	100	123,682
Series A, 5.00%, 10/01/26 (Call 10/01/24),	100	117,440
Series C, 5.00%, 06/01/27 (Call 12/01/26),	210	263,319
Series E, 5.00%, 02/01/26,	30	37,104
Series E, 5.00%, 02/01/29 (Call 08/01/26),	160	198,549
Indiana University RB
Series A, 5.00%, 06/01/26,	125	156,095
Series A, 5.00%, 06/01/27 (Call 06/01/26),	165	205,326

		1,101,515

Kansas — 0.1%
State of Kansas Department of Transportation RB, 5.00%, 09/01/26 (Call 09/01/25)	50	60,618

Louisiana — 0.8%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26,	100	123,923
Series B, 5.00%, 05/01/26 (Call 05/01/25),	50	59,836
State of Louisiana GO
Series A, 5.00%, 09/01/26,	25	31,245
Series B, 5.00%, 08/01/26,	150	187,078
Series B, 5.00%, 08/01/29 (Call 08/01/26),	55	67,242
State of Louisiana RB, Series A, 5.00%, 09/01/26	50	62,587

		531,911

Maine — 0.6%
Maine Municipal Bond Bank RB
5.00%, 09/01/29 (Call 09/01/26),	100	122,283
Series A, 5.00%, 11/01/30 (Call 11/01/26),	130	161,495
State of Maine GO, Series B, 5.00%, 06/01/26	100	124,814

		408,592

Maryland — 4.0%
City of Baltimore MD GO, Series A, 5.00%, 10/15/26	40	50,301
County of Anne Arundel MD GOL
5.00%, 10/01/26,	100	125,963
5.00%, 10/01/26 (Call 10/01/25),	90	109,709
County of Baltimore MD GO
5.00%, 03/01/26,	130	161,316
5.00%, 08/01/26 (Call 08/01/25),	75	90,985
County of Charles MD GO, 5.00%, 10/01/26	350	441,336
County of Howard MD GO, Series D, 5.00%, 02/15/26	130	161,184
County of Montgomery MD GO
Series A, 4.00%, 12/01/26 (Call 12/01/24),	25	28,543
Series A, 5.00%, 11/01/26,	55	69,500
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	145	182,626
State of Maryland Department of Transportation RB
5.00%, 10/01/28 (Call 10/01/26),	320	398,045
5.00%, 10/01/29 (Call 10/01/26),	85	105,057

Security	Par (000)	Value

Maryland (continued)
State of Maryland GO
Series A, 5.00%, 08/01/26,	$120	$150,588
Series B, 4.00%, 08/01/26,	115	137,735
Series B, 5.00%, 08/01/26,	80	100,392
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26 (GTD),	75	93,751
5.00%, 06/01/27 (Call 06/01/26) (GTD),	100	124,271

		2,531,302

Massachusetts — 4.2%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	71,505
City of Cambridge MA GOL, Series B, 5.00%, 02/15/26	145	180,212
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/27 (Call 06/15/26)	150	186,236
Commonwealth of Massachusetts GO, Series C, 5.25%, 11/01/26 (AGM)	50	63,851
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/26	245	306,622
Series B, 5.00%, 01/01/26,	20	24,690
Series B, 5.00%, 07/01/30 (Call 07/01/26),	100	122,855
Series C, 5.00%, 09/01/26,	100	125,696
Series D, 5.00%, 07/01/26,	150	187,728
Series HH, 5.00%, 12/01/26,	75	94,892
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	65	81,169
Massachusetts Bay Transportation Authority RB
Series A, 4.00%, 07/01/26,	50	59,695
Series A, 5.00%, 07/01/26,	75	93,674
Series B, 5.00%, 07/01/26 (Call 07/01/25),	110	133,401
Massachusetts Development Finance Agency RB, Series A, 5.00%, 10/15/26	150	189,933
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/26	80	98,300
Massachusetts Water Resources Authority RB
Series B, 5.25%, 08/01/26 (AGM),	270	342,816
Series F, 5.00%, 08/01/26 (Call 08/01/24),	115	134,248
University of Massachusetts Building Authority RB, 5.00%, 11/01/26	100	125,558

		2,623,081

Michigan — 1.5%
Michigan Finance Authority RB
5.00%, 10/01/29 (Call 10/01/26),	75	93,828
Series B, 5.00%, 10/01/28 (Call 10/01/26),	255	319,854
Michigan State Building Authority RB
Series I, 5.00%, 04/15/26 (Call 10/15/25),	90	110,355
Series I, 5.00%, 04/15/27 (Call 10/15/26),	95	119,023
Series I, 5.00%, 10/15/30 (Call 10/15/26),	60	74,107
State of Michigan RB, 5.00%, 03/15/26	195	239,323

		956,490

Minnesota — 1.3%
County of Hennepin MN GO, Series B, 5.00%, 12/01/30 (Call 12/01/26)	165	206,968
State of Minnesota GO
Series B, 4.00%, 08/01/26,	300	359,877
Series B, 4.00%, 08/01/26 (Call 08/01/24),	100	113,151
Series E, 3.00%, 08/01/26,	100	113,872

		793,868

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 0.5%
State of Mississippi GO
Series A, 5.00%, 10/01/26,	$35	$43,902
Series B, 5.00%, 12/01/29 (Call 12/01/26),	140	174,254
Series C, 5.00%, 10/01/26 (Call 10/01/25),	60	72,814

		290,970

Missouri — 0.6%
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	50	61,955
Missouri Highway & Transportation Commission RB
First Series, 5.00%, 05/01/26 (Call 05/01/24),	100	115,640
Series A, 5.00%, 05/01/26,	60	74,427
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	125	150,309

		402,331

Nebraska — 0.6%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/29 (Call 01/01/26),	95	114,484
Series B, 5.00%, 01/01/29 (Call 01/01/26),	105	126,534
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 02/01/26)	100	121,283

		362,301

Nevada — 1.4%
Clark County School District GOL, Series A, 5.00%, 06/15/26	75	91,334
County of Clark NV GOL
5.00%, 11/01/26 (PR 11/01/24),	80	94,848
Series B, 5.00%, 11/01/26,	90	112,821
Series B, 5.00%, 11/01/27 (Call 11/01/26),	100	124,757
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/26	35	42,537
County of Clark NV RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	90	104,530
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	30	36,011
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/26 (Call 06/01/26)	130	162,258
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	70	83,392

		852,488

New Jersey — 1.2%
County of Union New Jersey GO, 4.00%, 03/01/26	35	41,630
New Jersey Economic Development Authority RB
Series AAA, 5.00%, 06/15/26,	100	114,563
Series XX, 4.25%, 06/15/26 (Call 06/15/25),	125	136,090
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/28 (Call 06/15/26),	125	145,073
Series A, 5.00%, 06/15/29 (Call 06/15/26),	80	92,104
Series A, 5.00%, 06/15/30 (Call 06/15/26),	70	80,093
Series AA, 5.00%, 06/15/26 (Call 06/15/24),	100	110,758
Series AA, 5.00%, 06/15/26 (Call 06/15/25),	25	28,025

		748,336

New Mexico — 0.2%
New Mexico Finance Authority RB, 5.00%, 06/15/26 (Call 06/15/24)	100	115,955

New York — 10.0%
City of New York NY GO
5.00%, 03/01/26 (Call 03/01/24),	200	227,084
Series A, 5.00%, 08/01/26,	100	123,130
Series A-1, 5.00%, 08/01/30 (Call 08/01/26),	110	132,025
Series B-1, 5.00%, 12/01/28 (Call 12/01/26),	50	61,150

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 12/01/29 (Call 12/01/26),	$100	$121,581
Series C, 5.00%, 08/01/28 (Call 02/01/26),	150	179,404
Series E, 5.00%, 08/01/30 (Call 08/01/26),	55	66,013
Series J9, 5.00%, 08/01/27 (Call 08/01/26),	100	122,250
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	25	29,925
Long Island Power Authority RB, Series B, 5.00%, 09/01/26	100	125,304
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/26,	115	124,236
Series B-2, 5.00%, 11/15/26,	125	150,174
Series B3B, 5.00%, 11/15/30 (Call 11/15/26),	145	170,259
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/30 (Call 01/15/26) (SAW),	195	234,743
Series S-2A, 5.00%, 07/15/26 (SAW),	100	124,051
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/29 (Call 05/01/26),	40	48,746
Series B-1, 5.00%, 08/01/29 (Call 08/01/26),	100	122,626
Series E1, 4.00%, 02/01/26,	160	187,426
Series E-1, 5.00%, 02/01/30 (Call 02/01/26),	150	180,763
Series F-3, 5.00%, 02/01/30 (Call 02/01/26),	110	132,560
New York City Water & Sewer System RB
5.00%, 06/15/26,	50	62,250
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24),	130	153,079
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24),	100	117,753
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/26 (Call 02/15/24),	70	80,167
Series A, 5.00%, 03/15/26,	150	183,624
Series A, 5.00%, 02/15/29 (Call 08/15/26),	335	408,409
Series A, 5.00%, 03/15/29 (Call 09/15/26),	175	215,514
Series A1, 4.00%, 10/01/26,	55	66,084
Series B, 5.00%, 10/01/28 (Call 04/01/26),	110	136,613
Series D, 5.00%, 02/15/28 (Call 08/15/26),	170	208,537
Series E, 5.00%, 03/15/26 (Call 09/15/25),	75	90,451
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/15/24),	55	63,621
Series E, 5.00%, 06/15/26,	50	62,438
New York State Thruway Authority RB
Series A, 5.00%, 01/01/26,	100	120,271
Series A, 5.00%, 01/01/28 (Call 01/01/26),	140	167,164
New York State Urban Development Corp. RB
4.00%, 03/15/26,	20	23,502
Series A, 5.00%, 03/15/30 (Call 03/15/26),	170	206,938
Series A-1, 5.00%, 03/15/26,	230	282,373
Port Authority of New York & New Jersey RB
5.00%, 07/15/26,	100	122,876
5.00%, 09/01/26,	100	123,238
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (Call 10/15/24)	290	340,767
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/26,	260	320,895
Series C-1, 5.00%, 11/15/26,	80	98,737

		6,318,751

North Carolina — 1.9%
County of Buncombe NC RB, 5.00%, 06/01/26	45	55,914
County of Orange NC GO, 5.00%, 08/01/26	300	377,244
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/29 (Call 07/01/26)	100	119,817
State of North Carolina GO Series A, 5.00%, 06/01/26,	125	156,565

94	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series A, 5.00%, 06/01/28 (Call 06/01/26),	$150	$185,865
Series C, 5.00%, 05/01/26,	55	68,732
State of North Carolina RB
5.00%, 03/01/26,	125	154,294
Series B, 5.00%, 06/01/26,	70	87,108

		1,205,539

Ohio — 2.3%
City of Columbus OH GO
Series 2, 5.00%, 07/01/26,	100	125,470
Series A, 4.00%, 08/15/26 (Call 08/15/25),	115	133,819
County of Franklin OH GOL, 5.00%, 12/01/26 (Call 12/01/25)	60	73,690
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	100	123,159
Ohio Water Development Authority RB
5.00%, 12/01/27 (Call 12/01/26),	250	315,453
5.00%, 06/01/28 (Call 12/01/26),	100	125,977
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 06/01/26	40	49,950
State of Ohio GO
4.00%, 09/01/26 (Call 03/01/24),	100	111,472
Series S, 5.00%, 05/01/26,	100	124,413
Series S, 5.00%, 05/01/30 (Call 05/01/26),	100	123,617
Series U, 5.00%, 05/01/26,	75	93,310
State of Ohio RB, Series B, 5.00%, 10/01/26	30	37,531

		1,437,861

Oklahoma — 0.6%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26,	125	154,542
Series A, 5.00%, 06/01/30 (Call 12/01/26),	65	79,825
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/29 (Call 07/01/26)	100	121,331

		355,698

Oregon — 2.2%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	150	187,977
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 05/01/27 (Call 05/01/26),	175	216,972
Series B, 5.00%, 10/01/26 (Call 10/01/24),	80	94,452
Oregon State Lottery RB, Series C, 5.00%, 04/01/26 (Call 04/01/25) (MORAL OBLG)	265	317,324
Portland Community College District GO
5.00%, 06/15/28 (Call 06/15/26),	85	105,241
5.00%, 06/15/29 (Call 06/15/26),	105	129,287
State of Oregon GO
5.00%, 06/01/26,	50	62,532
5.00%, 12/01/29 (Call 12/01/26),	135	169,885
Series O, 5.00%, 08/01/26 (Call 08/01/25),	70	85,188

		1,368,858

Pennsylvania — 2.4%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	75	92,017
Commonwealth of Pennsylvania GO First Series, 5.00%, 09/15/26,	135	168,174
Second Series, 5.00%, 09/15/26,	325	405,288
Second Series, 5.00%, 09/15/28 (Call 09/15/26),	200	247,978
County of Chester PA GO, Series A, 4.00%, 07/15/27 (Call 07/15/26)	120	142,410
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	90	109,408
Pennsylvania Turnpike Commission RB, Series A-2, 5.00%, 12/01/26	155	194,948

Security	Par (000)	Value

Pennsylvania (continued)
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/26 (SAW)	$100	$122,030

		1,482,253

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	70	84,184

Tennessee — 3.5%
City of Knoxville TN Electric System Revenue RB, Series HH, 5.00%, 07/01/26	90	111,727
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	250	299,420
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	135	167,013
County of Montgomery TN GO, 5.00%, 04/01/26	100	124,012
County of Washington TN GO, Series A, 4.00%, 06/01/29 (Call 06/01/26)	150	175,575
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	110	136,859
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26),	110	129,844
5.00%, 01/01/26,	80	98,806
5.00%, 01/01/27 (Call 07/01/26),	150	186,724
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/26	265	331,486
State of Tennessee GO
Series A, 5.00%, 08/01/26,	95	119,461
Series A, 5.00%, 08/01/28 (Call 08/01/26),	140	174,721
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/26	100	126,094

		2,181,742

Texas — 13.4%
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	25	30,864
Allen Independent School District GO
5.00%, 02/15/26 (PSF),	95	116,839
5.00%, 02/15/27 (Call 02/15/26) (PSF),	100	123,105
Austin Independent School District GO
Series A, 5.00%, 08/01/30 (Call 08/01/26) (PSF),	75	93,299
Series C, 5.00%, 08/01/26,	100	124,911
City of Austin TX GOL
5.00%, 09/01/28 (Call 09/01/26),	75	93,929
5.00%, 09/01/29 (Call 09/01/26),	125	156,222
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/26,	80	100,983
5.00%, 11/15/30 (Call 11/15/26),	110	136,856
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/27 (Call 10/01/26),	100	124,985
Series A, 5.00%, 10/01/29 (Call 10/01/26),	170	210,003
City of Fort Worth TX GOL, 5.00%, 03/01/26	50	61,806
City of Houston TX Combined Utility System Revenue RB, Series D, 5.00%, 11/15/26 (Call 11/15/24)	50	59,039
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24),	25	28,729
5.00%, 02/01/30 (Call 08/01/26),	215	264,611
Series A, 5.00%, 02/01/26,	100	123,390
City of San Antonio TX GOL
5.00%, 02/01/26 (Call 02/01/25),	200	238,846
5.00%, 08/01/26,	190	237,696
Clear Creek Independent School District GO
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF),	60	71,696
Series D, 5.00%, 02/15/26 (Call 02/15/24) (PSF),	70	80,637

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Bexar TX GOL, 5.00%, 06/15/26 (Call 06/15/24)	$90	$105,385
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28 (Call 03/01/26)	120	147,131
County of Harris TX GO, Series A, 5.00%, 10/01/26	120	150,758
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	100	120,962
County of Travis TX GOL, 5.00%, 03/01/29 (Call 03/01/26)	120	147,980
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	45	54,339
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/26 (PSF)	255	314,667
Dallas Area Rapid Transit RB
5.00%, 12/01/26,	35	44,044
Series A, 5.00%, 12/01/26 (Call 12/01/24),	60	70,931
Series B, 5.00%, 12/01/28 (Call 12/01/26),	150	188,659
Denton Independent School District GO, 5.00%, 08/15/27 (Call 02/15/26) (PSF)	135	165,796
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	150	178,887
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	75	93,972
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF),	100	122,637
Series C, 5.00%, 08/15/26 (PSF),	100	125,615
Lower Colorado River Authority RB
5.00%, 05/15/26,	100	123,616
5.00%, 05/15/26 (Call 05/15/24),	135	156,109
Series B, 5.00%, 05/15/26 (Call 05/15/25),	45	53,800
Mansfield Independent School District GO, Series B, 5.00%, 02/15/26 (PSF)	100	123,164
North East Independent School District/TX GO
4.00%, 08/01/27 (Call 08/01/26) (PSF),	150	178,065
4.00%, 08/01/30 (Call 08/01/26) (PSF),	150	176,307
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	100	123,263
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/30 (Call 09/01/26)	35	43,268
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/26,	30	36,760
Series A, 5.00%, 01/01/28 (Call 01/01/26),	120	144,689
Series B, 5.00%, 01/01/29 (Call 01/01/26),	150	179,424
Northwest Independent School District GO, 5.00%, 02/15/29 (Call 02/15/26) (PSF)	105	128,769
Permanent University Fund - Texas A&M University System RB, Series A, 5.50%, 07/01/26 (Call 07/01/25)	210	259,121
Plano Independent School District GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	150	185,451
San Jacinto College District GOL, 5.00%, 02/15/26 (Call 02/15/25)	50	59,606
State of Texas GO
5.00%, 04/01/29 (Call 04/01/26),	180	221,706
Series A, 5.00%, 04/01/29 (Call 04/01/26),	100	123,170
Series B-1, 5.00%, 08/01/27 (Call 08/01/26),	95	118,605
Texas A&M University RB
Series C, 5.00%, 05/15/26,	75	93,313
Series E, 4.00%, 05/15/27 (Call 05/15/26),	45	53,428
Texas State University System RB, Series A, 5.00%, 03/15/26	60	74,102
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26,	25	31,367
Series A, 5.00%, 10/01/26,	100	125,764
Series A, 5.00%, 10/01/30 (Call 10/01/26),	200	248,110

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board RB
Series A, 5.00%, 10/15/26,	$220	$276,654
Series B, 5.00%, 04/15/26,	70	86,897
Series B, 5.00%, 10/15/26,	100	125,752
University of Texas System (The) RB
Series C, 5.00%, 08/15/26,	85	106,553
Series J, 5.00%, 08/15/26,	200	250,712

		8,417,754

Utah — 0.4%
State of Utah GO, 5.00%, 07/01/26	70	87,874
University of Utah (The) RB, Series B-1, 5.00%, 08/01/26 (SAP)	100	125,361
Utah Transit Authority RB, Series A, 5.00%, 06/15/26 (Call 06/15/25)	35	42,154

		255,389

Vermont — 0.2%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	100	126,454

Virginia — 5.6%
City of Falls Church VA GO, Series B, 5.00%, 07/15/27 (Call 07/15/26)	175	220,134
City of Newport News VA GO, Series A, 4.00%, 08/01/26	110	132,231
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	30	37,298
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/27 (Call 01/15/26)	50	61,416
City of Suffolk VA GO, 5.00%, 02/01/26 (Call 02/01/25) (SAW)	225	268,911
County of Arlington VA GO
5.00%, 08/15/26,	35	44,331
Series A, 5.00%, 08/15/30 (PR 08/15/26),	160	202,243
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	185	228,917
County of Fairfax VA GO, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	80	95,059
County of Fairfax VA Sewer Revenue RB, Series A, 5.00%, 07/15/29 (Call 07/15/26)	190	238,393
County of Loudoun VA GO, Series A, 5.00%, 12/01/26 (Call 12/01/25)	175	216,816
Virginia College Building Authority RB
Series A, 5.00%, 02/01/26,	135	166,971
Series A, 5.00%, 09/01/29 (Call 09/01/26),	200	249,568
Series B, 5.00%, 09/01/26 (Call 09/01/25),	75	91,577
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24),	100	115,294
5.00%, 09/15/26,	100	125,358
5.00%, 09/15/27 (Call 09/15/26),	125	155,554
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/26,	115	144,387
Series B, 5.00%, 08/01/26,	90	112,999
Series C, 4.00%, 08/01/26 (Call 08/01/24),	100	113,191
Virginia Public School Authority RB, Series B, 5.00%, 08/01/26	95	118,726
Virginia Resources Authority RB, Series A, 5.00%, 11/01/26	300	378,687

		3,518,061

Washington — 4.5%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/26 (Call 11/01/25)	70	85,342
City of Seattle WA GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	175	211,556
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/26,	105	130,531
Series B, 5.00%, 04/01/28 (Call 04/01/26),	80	98,680
City of Spokane WA GO, 5.00%, 12/01/26	100	126,386

96	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Washington (continued)
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/26	$55	$68,833
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	85	106,003
Energy Northwest RB
Series A, 5.00%, 07/01/26,	235	293,809
Series C, 5.00%, 07/01/26 (Call 07/01/24),	100	116,422
King County School District No. 401 Highline GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	115	144,017
King County School District No. 405 Bellevue GO, 5.00%, 12/01/30 (Call 12/01/26) (GTD)	280	348,953
State of Washington GO
Series 2017-A, 5.00%, 08/01/30 (Call 08/01/26),	35	43,719
Series 2020-A, 5.00%, 08/01/26,	110	137,613
Series B, 5.00%, 08/01/28 (Call 08/01/26),	100	125,554
Series B, 5.00%, 07/01/30 (Call 01/01/26),	160	196,142
Series B, 5.00%, 08/01/30 (Call 08/01/26),	185	231,085
Series C, 5.00%, 02/01/26,	25	30,862
Series R, 5.00%, 08/01/28 (Call 08/01/26),	125	156,942
University of Washington RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	140	174,517

		2,826,966

West Virginia — 0.4%
School Building Authority of West Virginia RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	100	116,224
State of West Virginia GO
Series A, 0.00%, 11/01/26 (NPFGC)(a),	100	95,290
Series B, 5.00%, 12/01/26,	45	56,874

		268,388

Wisconsin — 1.5%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/26	45	55,998
State of Wisconsin GO
Series 1, 4.00%, 11/01/26 (Call 05/01/25),	75	86,701
Series 1, 5.00%, 11/01/26 (Call 05/01/25),	325	390,292
State of Wisconsin RB, Series B, 5.00%, 05/01/28 (Call 05/01/26)	100	123,252
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/26 (Call 07/01/25),	150	181,320
Series 2, 5.00%, 07/01/26,	70	87,518
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	40,320

		965,401

Total Municipal Debt Obligations — 98.7% (Cost: $61,076,583)		62,153,168

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	158	158,237

Total Short-Term Investments — 0.2% (Cost: $158,236)		158,237

Total Investments in Securities — 98.9% (Cost: $61,234,819)		62,311,405

Other Assets, Less Liabilities — 1.1%		685,106

Net Assets — 100.0%		$62,996,511

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$81,827	$76,336	(a)	$—	$75	$(1)	$158,237	158	$1,431	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$62,153,168	$—	$62,153,168
Money Market Funds	158,237	—	—	158,237

	$158,237	$62,153,168	$—	$62,311,405

See notes to financial statements.

98	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/27	$100	$128,689
City of Huntsville AL GOL, Series A, 5.00%, 05/01/28 (Call 11/01/27)	60	77,012
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	95	118,133

		323,834

Arizona — 1.5%
Arizona State University RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	135	168,770
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	120	149,423
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	40	51,052
Maricopa County Union High School District No 210-Phoenix GO, 5.00%, 07/01/27	55	70,069
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 01/01/29( 01/01/27)	110	137,782

		577,096

California — 14.0%
California Infrastructure & Economic Development Bank RB, 5.00%, 10/01/28 (Call 04/01/27)	110	139,909
California State Public Works Board RB
5.00%, 09/01/29 ( 09/01/27),	125	158,081
Series C, 5.00%, 03/01/28 (Call 03/01/27),	70	88,054
Series G, 5.00%, 10/01/31 (Call 10/01/27),	150	188,301
California State University RB
Series A, 5.00%, 11/01/27 (Call 11/01/25),	30	36,741
Series A, 5.00%, 11/01/27 (Call 05/01/26),	50	61,992
Series A, 5.00%, 11/01/30 (Call 05/01/27),	85	106,926
City of Los Angeles Department of Airports RB, Series C, 5.00%, 05/15/27	55	68,889
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/27 (Call 05/01/25)	50	60,144
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	70	90,322
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/27 (Call 03/01/25)	90	106,819
County of Santa Clara CA GO, Series C, 5.00%, 08/01/31( 08/01/27)	180	228,823
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	50	64,203
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/27	50	64,495
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/27,	100	128,021
Series A, 5.00%, 07/01/29 (Call 07/01/27),	75	95,546
Los Angeles Department of Water & Power System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/27)	150	192,684
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	145	181,584
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/27,	75	94,992
Series B1, 5.00%, 07/01/27,	60	75,994
Metropolitan Water District of Southern California RB, Series C, 5.00%, 10/01/27	55	71,574
Mountain View Los Altos Union High School District/CA GO, Series C, 0.00%, 08/01/27(a)	150	140,415
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NATL)(a)	215	201,261

Security	Par (000)	Value

California (continued)
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	$100	$93,988
San Diego Unified School District/CA GO, Series J, 5.00%, 07/01/29 (Call 07/01/27)	100	127,843
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/29 (07/01/27)	100	126,062
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/27 (05/01/26)	100	121,434
San Jose Unified School District GO, Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	88,513
San Mateo County Community College District GO
Series A, 0.00%, 09/01/27 (NPFGC)(a),	200	186,188
Series B, 0.00%, 09/01/27 (NPFGC)(a),	100	93,094
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	45	56,124
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/27 (Call 01/01/25)	70	83,059
State of California GO
4.00%, 08/01/27 (Call 08/01/26),	35	41,554
5.00%, 04/01/27,	125	159,146
5.00%, 11/01/27,	150	193,838
5.00%, 08/01/28 (Call 08/01/27),	115	146,641
5.00%, 11/01/28 (Call 11/01/27),	100	128,268
5.00%, 08/01/30 (Call 08/01/27)	405	510,032
Series C, 5.00%, 08/01/27 (Call 08/01/26),	70	87,035
University of California RB
Series AY, 5.00%, 05/15/30 (Call 05/15/27),	95	119,828
Series I, 5.00%, 05/15/27 (Call 05/15/25),	165	198,495
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/27 (Call 08/01/25)	45	54,716

		5,261,628

Colorado — 0.2%
City & County of Denver Co. Airport System Revenue RB, Series B, 5.00%, 12/01/27	45	56,570
State of Colorado COP, Series K, 5.00%, 03/15/27	20	25,149

		81,719

Connecticut — 1.5%
State of Connecticut GO
Series A, 5.00%, 04/15/29 (Call 04/15/27),	150	185,830
Series F, 5.00%, 11/15/27 (Call 11/15/25),	100	120,324
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/27,	105	131,206
Series B, 5.00%, 10/01/27,	100	127,256

		564,616

Delaware — 0.2%
Delaware Transportation Authority RB, 5.00%, 07/01/27	50	64,224

District of Columbia — 2.2%
District of Columbia GO
Series A, 5.00%, 10/15/27,	100	129,317
Series C, 5.00%, 05/01/27,	50	63,944
Series D, 5.00%, 06/01/27,	100	128,095
Series E, 5.00%, 06/01/27 (Call 12/01/26),	75	94,789
District of Columbia RB, Series A, 5.00%, 03/01/27	160	203,714
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/27 (Call 10/01/25)	55	67,140
Washington Metropolitan Area Transit Authority RB, Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	100	125,255

		812,254

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 3.5%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	$20	$24,171
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	100	127,772
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/27	170	218,963
Florida Department of Management Services RB, Series A, 3.00%, 09/01/31 (Call 09/01/27)	100	110,180
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	38,019
Palm Beach County School District COP
Series A, 5.00%, 08/01/27,	85	108,898
Series B, 5.00%, 08/01/27,	85	108,898
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	45	57,000
State of Florida Department of Transportation Turnpike System RB
Series A, 5.00%, 07/01/27,	85	108,925
Series A, 5.00%, 07/01/29 (Call 07/01/27),	50	63,438
State of Florida GO
Series A, 5.00%, 07/01/27,	60	77,068
Series B, 5.00%, 06/01/30 (Call 06/01/27),	40	50,747
Series D, 5.00%, 06/01/27,	65	83,358
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/27	100	128,222

		1,305,659

Georgia — 1.6%
City of Atlanta GA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/29 (Call 11/01/27)	75	95,724
County of Columbia GA, 5.00%, 01/01/27	20	25,432
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.25%, 07/01/27 (NPFGC)	100	129,395
State of Georgia GO
Series C, 5.00%, 07/01/29 (Call 07/01/27),	210	267,061
Series F, 5.00%, 07/01/27 (Call 01/01/27),	75	95,025

		612,637

Hawaii — 1.3%
City & County of Honolulu HI GO
Series B, 5.00%, 10/01/27 (Call 10/01/25),	100	121,097
Series D, 5.00%, 09/01/31 (Call 09/01/27),	40	50,235
State of Hawaii GO
Series FE, 5.00%, 10/01/27 (Call 10/01/26),	50	62,552
Series FH, 5.00%, 10/01/27 (Call 10/01/26),	75	93,828
Series FN, 5.00%, 10/01/30 (Call 10/01/27),	125	157,591

		485,303

Idaho — 0.5%
Idaho Housing & Finance Association RB, Series A, 5.00%, 07/15/27	165	207,951

Illinois — 2.3%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25),	100	116,987
Series A, 5.00%, 01/01/28 (Call 01/01/27),	65	79,582
Illinois Finance Authority RB, 5.00%, 07/01/29 (Call 01/01/27)	165	207,341
Illinois State Toll Highway Authority RB, Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	154,002
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26),	100	108,234
Series D, 5.00%, 11/01/27,	200	216,924

		883,070

Security	Par (000)	Value

Indiana — 0.7%
Indiana Finance Authority RB, Series C, 5.00%, 06/01/27 (Call 12/01/26)	$215	$269,589

Kansas — 0.6%
State of Kansas Department of Transportation RB
5.00%, 09/01/27 (Call 09/01/25),	95	114,906
Series A, 5.00%, 09/01/28 (Call 09/01/27),	100	126,628

		241,534

Louisiana — 0.8%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/27	50	63,579
State of Louisiana GO
Series B, 5.00%, 08/01/27 (Call 08/01/26),	155	192,053
Series B, 5.00%, 10/01/27,	25	32,123

		287,755

Maryland — 3.9%
City of Baltimore MD RB, Series B, 5.00%, 07/01/31 (Call 01/01/27)	100	122,928
County of Anne Arundel MD GOL, 5.00%, 10/01/29 (Call 10/01/27)	155	198,409
County of Baltimore MD GO, 5.00%, 03/01/27	105	133,836
County of Howard MD GO, Series B, 5.00%, 02/15/28 (02/15/27)	120	152,125
County of Montgomery MD GO, Series C, 5.00%, 10/01/27	100	129,427
State of Maryland Department of Transportation RB
4.00%, 09/01/27,	55	67,241
5.00%, 10/01/27 (Call 10/01/26),	55	68,851
5.00%, 12/01/27 (Call 12/01/26),	100	125,746
State of Maryland GO, Series A, 5.00%, 03/15/27	300	382,788
Washington Suburban Sanitary Commission RB, 5.00%, 06/15/28 (Call 06/15/27)	60	76,582

		1,457,933

Massachusetts — 3.4%
City of Boston MA GO, Series A, 5.00%, 05/01/27	40	51,390
Commonwealth of Massachusetts GOL
Series C, 5.00%, 05/01/27,	135	172,353
Series D, 5.00%, 07/01/27,	80	102,577
Series E, 5.00%, 11/01/27,	180	232,747
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/27,	135	173,100
Series A-2, 5.00%, 07/01/28 (07/01/27),	100	126,887
Massachusetts Clean Water Trust (The) RB, 5.25%, 08/01/27	20	26,167
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/27 (Call 08/15/25)	200	242,634
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27)	135	171,619

		1,299,474

Michigan — 0.9%
State of Michigan RB, 5.00%, 03/15/27	210	264,211
University of Michigan RB, Series A, 5.00%, 04/01/29 (Call 04/01/27)	75	94,636

		358,847

Minnesota — 1.5%
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27),	100	128,717
Series A, 5.00%, 10/01/31 (Call 10/01/27),	100	126,597
Series D, 5.00%, 08/01/27 (Call 08/01/26),	50	62,713
Series D, 5.00%, 10/01/27,	50	64,831

100	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

	Par (000)	Value

Minnesota (continued)
University of Minnesota RB, Series B, 5.00%, 12/01/29 (Call 12/01/27)	$130	$165,859

		548,717

Mississippi — 0.7%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	120	152,697
Series C, 5.00%, 10/01/27 (Call 10/01/25)	90	108,940

		261,637

Nebraska — 0.6%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	45	54,880
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	62,497
Omaha Public Power District RB, Series A, 5.00%, 02/01/30(12/01/27)	75	95,846

		213,223

Nevada — 2.1%
County of Clark NV GOL
4.00%, 11/01/31 (Call 11/01/27),	100	118,266
5.00%, 06/01/27,	25	31,784
5.00%, 11/01/27,	45	57,797
County of Clark NV Passenger Facility Charge RB, Series C, 5.00%, 07/01/27	75	92,910
County of Clark NV RB
5.00%, 07/01/27	45	57,292
5.00%, 07/01/30 (Call 07/01/27)	25	31,054
County of Washoe NV RB, 5.00%, 02/01/27	35	43,997
Las Vegas Valley Water District GOL, Series A, 5.00%, 06/01/27 (Call 06/01/25)	50	59,966
State of Nevada GOL, Series D, 5.00%, 04/01/27 (Call 04/01/25)	25	29,900
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/27	100	129,803
Washoe County School District/NV GOL, 5.00%, 04/01/27	100	124,472

		777,241

New Jersey — 0.9%
New Jersey Economic Development Authority RB
Series A, 4.00%, 11/01/27 (SAP),	50	55,093
Series A, 5.00%, 11/01/27,	80	93,299
New Jersey Turnpike Authority RB, Series A, 5.25%, 01/01/27 (AGM)	100	126,114
State of New Jersey GO
5.00%, 06/01/27,	10	12,373
5.00%, 06/01/27 (Call 06/01/25),	45	52,502

		339,381

New Mexico — 0.1%
New Mexico Finance Authority RB, Series A, 5.00%, 06/01/27	25	31,968

New York — 11.6%
City of New York NY GO
5.00%, 08/01/29 (08/01/27),	100	123,724
Series A, 5.00%, 08/01/27,	90	112,878
Series A, 5.00%, 08/01/28 (Call 08/01/27),	205	255,606
Series C, 5.00%, 08/01/27 (Call 02/01/26),	15	18,059
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/27	135	164,678
Long Island Power Authority RB, Series A, 5.00%, 09/01/27	100	128,075
Metropolitan Transportation Authority RB
Series A-2, 5.00%, 11/15/27 (Call 11/15/26),	25	26,932
Series C-1, 5.00%, 11/15/27 (Call 11/15/25),	70	74,591
Series D, 5.00%, 11/15/27 (Call 11/15/26),	55	59,250

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/27 (SAW),	$145	$183,870
Series S-4A, 5.00%, 07/15/27,	130	164,849
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/29 (Call 11/01/27),	100	127,011
Series B-1, 5.00%, 08/01/29 (Call 08/01/27),	130	164,193
Series C, 5.00%, 11/01/27 (Call 05/01/25),	150	178,587
Series C, 5.00%, 11/01/29 (Call 05/01/27),	85	106,371
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/27,	230	293,542
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27),	95	118,357
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/27 (Call 08/15/26),	100	123,430
Series A, 5.00%, 03/15/27,	100	124,933
Series A, 5.00%, 02/15/29 (Call 02/15/27),	40	49,700
Series A, 5.00%, 02/15/30 (Call 02/15/27),	150	185,151
Series B, 5.00%, 03/15/27 (Call 09/15/25),	130	156,989
Series B, 5.00%, 02/15/31 (Call 08/15/27),	150	186,850
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/29 (Call 06/15/27)	200	254,214
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/27 (Call 03/15/26),	95	115,865
Series A, 5.00%, 03/15/28 (Call 03/15/27),	100	124,506
Series C, 5.00%, 03/15/31 (09/15/27),	100	123,621
Port Authority of New York & New Jersey RB, 5.00%, 11/15/31 (Call 11/15/27)	200	245,856
State of New York GO, Series A, 5.00%, 03/01/27	55	70,105
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/27 (Call 05/15/27),	105	131,311
Series B, 5.00%, 11/15/31 (Call 05/15/27),	100	122,213
Series C-1, 5.00%, 11/15/27,	50	63,029

		4,378,346

North Carolina — 3.4%
City of Charlotte NC GO, Series A, 5.00%, 06/01/27	260	334,594
County of Guilford NC GO
Series B, 5.00%, 05/01/27,	100	128,329
Series B, 5.00%, 05/01/28 (Call 05/01/27),	100	127,542
County of Mecklenburg NC GO
5.00%, 03/01/27,	30	38,325
5.00%, 04/01/27,	35	44,814
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/27	50	63,202
State of North Carolina GO, 5.00%, 06/01/27 (Call 06/01/26)	125	155,494
State of North Carolina RB
5.00%, 03/01/27,	130	164,685
Series B, 5.00%, 05/01/27,	20	25,490
Series B, 5.00%, 05/01/28 (Call 05/01/27),	150	189,895

		1,272,370

Ohio — 2.2%
City of Columbus OH GOL, Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	151,450
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/30 (Call 02/15/27)	110	136,532
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A, 5.00%, 06/01/29 (Call 06/01/27),	45	56,914
Series A, 5.00%, 12/01/29 (Call 06/01/27),	65	81,938
Series B, 5.00%, 06/01/27 (Call 12/01/25),	55	67,674

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio GO
5.00%, 09/01/27,	$45	$57,980
Series C, 5.00%, 08/01/27,	45	57,857
Series T, 5.00%, 05/01/30 (Call 05/01/27),	140	176,712
Series U, 5.00%, 05/01/27,	20	25,549
State of Ohio RB, Series B, 5.00%, 10/01/27	25	32,045

		844,651

Oklahoma — 1.1%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	100	124,783
Oklahoma Turnpike Authority RB
Series E, 4.00%, 01/01/31 (Call 01/01/27),	110	128,627
Series E, 5.00%, 01/01/27,	25	31,514
University of Oklahoma (The) RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	100	120,907

		405,831

Oregon — 2.2%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/27 (Call 05/01/26)	200	247,968
Hillsboro School District No.1J, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	100	127,267
Oregon State Lottery RB, Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	100	119,165
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/27 (Call 05/15/27)	75	95,479
State of Oregon GO
Series I, 5.00%, 08/01/28 (Call 08/01/27),	100	128,270
Series L, 5.00%, 08/01/30 (Call 08/01/27),	75	95,291

		813,440

Pennsylvania — 1.9%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/27 (Call 08/01/25)	65	77,748
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/27,	60	75,262
First Series, 5.00%, 02/01/27 (Call 02/01/26),	105	128,400
First Series, 5.00%, 09/15/27 (Call 09/15/26),	105	130,597
First Series, 5.00%, 01/01/28 (Call 01/01/27),	100	124,722
Second Series, 5.00%, 09/15/27 (Call 09/15/26),	35	43,532
Pennsylvania Turnpike Commission RB, Series A2, 5.00%, 12/01/27	100	128,845

		709,106

Rhode Island — 1.1%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	105	128,575
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	50	63,494
State of Rhode Island GO
Series B, 5.00%, 08/01/28 (Call 08/01/27),	150	191,044
Series B, 5.00%, 08/01/29 (Call 08/01/27),	25	31,613

		414,726

South Carolina — 0.2%
State of South Carolina GO, Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	80	95,894

Tennessee — 3.0%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/28 (Call 12/01/27)	75	96,089
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	123,713

Security	Par (000)	Value

Tennessee (continued)
County of Hamilton TN GO, Series A, 5.00%, 04/01/27	$45	$57,390
County of Montgomery TN GO, 5.00%, 04/01/27	100	126,957
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27,	135	164,121
5.00%, 07/01/27,	45	57,734
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/30( 07/01/27)	125	156,634
State of Tennessee GO, Series B, 5.00%, 08/01/27 (Call 08/01/26)	105	131,510
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/31 (Call 11/01/27) (NPFGC),	100	126,085
Series B, 5.00%, 11/01/27 (NPFGC),	60	77,535

		1,117,768

Texas — 10.9%
Alamo Community College District GOL, 5.00%, 08/15/30 (Call 08/15/27)	110	138,250
Aldine Independent School District GO, 5.00%, 02/15/31 (Call 02/15/27) (PSF)	105	130,184
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	125	160,714
City of Austin TX GOL
5.00%, 09/01/27,	25	32,172
5.00%, 09/01/28 (Call 09/01/27),	100	127,767
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/27	25	32,296
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	155	193,727
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	120	154,926
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	124,261
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	50	63,307
City of San Antonio TX GOL, 5.00%, 08/01/27	35	44,840
Conroe Independent School District GO, 5.00%, 02/15/27 (Call 02/15/26) (GTD)	30	36,861
County of Fort Bend TX GOL, 5.00%, 03/01/27 (Call 03/01/26)	105	129,172
Fort Bend Independent School District GO, 4.00%, 08/15/31(08/15/27) (PSF)	110	130,905
Lewisville Independent School District GO, Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	100	116,248
North Texas Municipal Water District RB, 5.00%, 06/01/27	55	70,371
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/27 (Call 09/01/25)	70	84,353
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/27 (Call 01/01/26)	100	121,445
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (GTD)	30	38,517
Northwest Independent School District RB, 5.00%, 02/15/28(08/15/27)	130	166,122
Permanent University Fund - Texas A&M University System RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	20	24,207
Round Rock Independent School District GO, Series A, 5.00%, 08/01/27 (PSF)	75	96,428
San Antonio Independent School District/TX GO, 5.00%, 08/15/27 (PSF)	50	64,082
San Antonio Water System RB
Series A, 5.00%, 05/15/27,	70	89,202
Series A, 5.00%, 05/15/30 (Call 05/15/27),	105	132,289
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	50	62,804

102	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	$95	$117,561
State of Texas GO
Series A, 5.00%, 10/01/30 (Call 10/01/27),	90	114,358
Series B, 5.00%, 10/01/29 (Call 10/01/27),	125	159,525
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	119,586
Texas A&M University RB
Series C, 5.00%, 05/15/28 (Call 05/15/27),	100	127,154
Series E, 4.00%, 05/15/27 (Call 05/15/26),	85	100,920
Texas State University System RB, Series A, 5.00%, 03/15/30 (Call 03/15/27)	120	148,429
Texas Water Development Board RB
5.00%, 10/15/27,	45	58,016
5.00%, 08/01/30 (Call 08/01/27),	190	241,118
5.00%, 08/01/31 (Call 08/01/27),	60	75,781
University of North Texas System RB
Series A, 5.00%, 04/15/27,	40	50,402
Series A, 5.00%, 04/15/30 (Call 04/15/27),	100	123,384
University of Texas System (The) RB, Series E, 5.00%, 08/15/27	75	96,179

		4,097,863

Utah — 1.5%
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	60	75,017
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	225	287,843
University of Utah (The) RB, Series A, 5.00%, 08/01/27 (Call 08/01/25)	60	72,358
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	100	125,862

		561,080

Vermont — 0.3%
State of Vermont GO, Series B, 5.00%, 08/15/27	100	129,389

Virginia — 3.4%
City of Newport News VA GO, Series A, 4.00%, 08/01/31 (Call 08/01/27)	180	213,804
County of Arlington VA GO, 5.00%, 06/15/27	75	96,785
County of Henrico VA GO, Series A, 5.00%, 08/01/27	65	83,819
County of Loudoun VA GO, Series A, 5.00%, 12/01/27	30	39,061
Virginia College Building Authority RB
Series A, 5.00%, 09/01/27,	100	129,075
Series A, 5.00%, 09/01/27 (Call 09/01/26) (NPFGC),	185	231,089
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26),	40	49,829
Series A, 5.00%, 05/15/29 (Call 11/15/27),	230	294,722
Series A, 5.00%, 05/15/30 (Call 11/15/27),	60	76,469
Virginia Public Building Authority RB, Series A, 4.00%, 08/01/27	20	24,441
Virginia Resources Authority RB, 5.00%, 11/01/27	40	51,690

		1,290,784

Washington — 5.7%
Auburn School District No 408 of King & Pierce Counties GO, 5.00%, 12/01/31 (Call 12/01/27)	85	107,376
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	55	68,690
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 04/01/27 (Call 04/01/26)	160	197,938
County of King WA GOL
5.00%, 07/01/27 (Call 01/01/25),	145	171,655
Series E, 5.00%, 12/01/27 (Call 12/01/25),	80	97,668

Security	Par/ Shares (000)	Value

Washington (continued)
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	$20	$24,929
Energy Northwest RB
Series A, 5.00%, 07/01/29 (Call 07/01/27),	170	215,058
Series C, 5.00%, 07/01/27,	80	102,698
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/27 (GTD)	25	32,271
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	110	139,911
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	65	77,450
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	125	160,742
State of Washington COP, 5.00%, 07/01/27	50	63,886
State of Washington GO
Series A, 5.00%, 08/01/31 (Call 08/01/27),	100	126,450
Series E, 5.00%, 07/01/27 (Call 01/01/25),	75	89,095
Series R, 5.00%, 08/01/27,	205	263,259
Series R, 5.00%, 08/01/27 (Call 08/01/26),	70	87,888
University of Washington RB, Series B, 5.00%, 06/01/27 (Call 06/01/25)	75	89,015
Washington State University RB, 5.00%, 04/01/27(04/01/25)	35	41,369

		2,157,348

West Virginia — 1.0%
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	225	282,348
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	95	114,155

		396,503

Wisconsin — 3.0%
Milwaukee Metropolitan Sewerage District GO, Series A, 5.00%, 10/01/27 (Call 10/01/26)	150	187,852
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25),	75	90,179
5.00%, 11/01/31 (Call 05/01/27),	110	137,341
Series 2, 4.00%, 11/01/27 (Call 05/01/26),	75	88,763
Series 2, 5.00%, 11/01/27 (Call 05/01/26),	115	142,934
State of Wisconsin RB, Series A, 5.00%, 05/01/27	95	121,078
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27,	75	96,279
Series 2, 5.00%, 07/01/30 (07/01/27),	100	125,967
Series 2, 5.00%, 07/01/31 (Call 07/01/27),	115	144,182

		1,134,575

Total Municipal Debt Obligations — 98.4% (Cost: $36,260,746)		37,086,964

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	188	187,748

Total Short-Term Investments — 0.5% (Cost: $187,757)		187,748

Total Investments in Securities — 98.9% (Cost: $36,448,503)		37,274,712

Other Assets, Less Liabilities — 1.1%		412,524

Net Assets — 100.0%		$37,687,236

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$53,084	$134,541	(a)	$—	$133	$(10)	$187,748	188	$1,107	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$37,086,964	$—	$37,086,964
Money Market Funds	187,748	—	—	187,748

	$187,748	$37,086,964	$—	$37,274,712

See notes to financial statements.

104	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority RB, Series H, 5.00%, 09/01/28 (Call 09/01/27)	$65	$83,048
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/28	100	131,986
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	75	96,324
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26),	20	23,190
Series A, 5.00%, 11/01/32 (Call 11/01/28),	70	90,386
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	200	260,728

		685,662

Arizona — 1.4%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	50	65,046
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26),	100	124,204
Series D, 5.00%, 07/01/28 (Call 07/01/27),	15	18,401
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	25	31,629
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29 (Call 01/01/28),	85	109,786
5.00%, 01/01/31 (Call 01/01/28),	55	70,318
Series A, 5.00%, 01/01/28 (Call 01/01/27),	150	189,342
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	100	130,450

		739,176

California — 12.6%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	32,122
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28 (Call 04/01/26),	75	92,692
5.00%, 10/01/28 (Call 04/01/27),	70	89,033
5.00%, 10/01/32 (Call 04/01/28),	135	173,974
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26),	50	58,899
5.00%, 09/01/28 (Call 09/01/27),	25	31,828
Series B, 5.00%, 05/01/28,	100	130,065
Series C, 5.00%, 11/01/28,	90	118,309
Series C, 5.00%, 11/01/28 (Call 11/01/26),	25	31,057
Series C, 5.00%, 11/01/31 (11/01/28),	75	96,643
Series G, 5.00%, 10/01/28 (Call 10/01/27),	50	63,778
California State University RB
Series A, 5.00%, 11/01/28 (Call 05/01/26),	160	198,080
Series A, 5.00%, 11/01/30 (Call 11/01/28),	35	45,851
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	25	33,262
City of Los Angeles Department of Airports RB, 5.00%, 05/15/28	25	31,915
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	50	64,986
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/28(11/01/26)	125	157,450
Coast Community College District GO
Series B, 0.00%, 08/01/28(a),	230	208,343
Series D, 5.00%, 08/01/28 (Call 08/01/27),	75	96,774
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31(08/01/28)	100	122,864
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	45	56,529
Los Angeles Community College District/CA GO, Series J, 5.00%, 08/01/28(08/01/27)	40	51,552

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/28 (Call 06/01/26),	$40	$49,627
Series A, 5.00%, 07/01/28 (07/01/27),	100	128,305
Series B, 5.00%, 07/01/32 (Call 07/01/28),	200	257,102
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28),	35	44,532
Series D, 5.00%, 07/01/30 (Call 07/01/28),	100	130,496
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/28 (Call 01/01/26),	35	43,047
Series A, 5.00%, 07/01/31 (Call 01/01/28),	60	76,994
Series B, 5.00%, 07/01/31 (Call 07/01/28),	80	104,187
Series B, 5.00%, 07/01/32 (Call 07/01/28),	175	226,602
Los Angeles Unified School District/CA GO
Series B1, 5.00%, 07/01/28 (Call 01/01/28),	165	210,487
Series B-1, 5.00%, 07/01/30 (Call 01/01/28),	45	56,821
Series M1, 5.00%, 07/01/28 (Call 01/01/28),	100	127,568
Metropolitan Water District of Southern California RB
5.00%, 01/01/31 (Call 07/01/28),	70	91,651
Series B, 5.00%, 09/01/28,	30	39,699
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	100	90,654
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	295	269,081
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	50	45,015
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	70	83,196
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	64,516
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	50	58,714
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	45,526
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	110	100,335
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	71,912
San Mateo County Community College District GO, Series B, 5.00%, 09/01/28	70	93,258
State of California Department of Water Resources RB, 5.00%, 12/01/31 (Call 12/01/28)	70	92,308
State of California GO
5.00%, 04/01/28,	125	162,699
5.00%, 08/01/28,	100	131,118
5.00%, 08/01/28 (Call 08/01/27),	135	172,144
5.00%, 09/01/28 (Call 09/01/26)	275	340,846
5.00%, 10/01/28,	250	328,962
5.00%, 08/01/29 (Call 08/01/28),	145	188,586
Series C, 5.00%, 08/01/28 (Call 08/01/26),	250	309,247
University of California RB, Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	70	90,471
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28(a)	210	189,876

		6,501,588

Colorado — 0.7%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28,	55	70,819
Series C, 5.00%, 03/01/29 (Call 03/01/28),	50	63,927
City & County of Denver Co. Airport System Revenue RB, Series B, 5.00%, 12/01/32(12/01/28)	100	124,054

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Denver City & County School District No. 1 GO, 5.00%, 12/01/28 (Call 12/01/26) (SAW)	$90	$112,891

		371,691

Connecticut — 2.2%
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/28(05/01/27)	100	127,177
State of Connecticut GO
Series C, 5.00%, 06/15/28,	40	51,449
Series E, 5.00%, 09/15/28,	75	96,943
Series E, 5.00%, 09/15/30 (Call 09/15/28),	100	127,308
Series E, 5.00%, 09/15/31 (Call 09/15/28),	195	246,238
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/28,	125	159,469
Series A, 5.00%, 09/01/28 (Call 09/01/26),	125	153,489
Series A, 5.00%, 01/01/29 (Call 01/01/28),	90	113,740
Series B, 5.00%, 09/01/28 (Call 09/01/26),	50	61,396

		1,137,209

Delaware — 0.3%
State of Delaware GO
Series A, 2.13%, 03/01/28 (Call 03/01/26),	15	15,833
Series A, 5.00%, 02/01/32 (Call 02/01/28),	100	127,278

		143,111

District of Columbia — 1.5%
District of Columbia GO
Series A, 5.00%, 06/01/28,	50	65,579
Series A, 5.00%, 10/15/28,	65	85,951
Series D, 5.00%, 06/01/28 (Call 12/01/26),	85	107,138
Series D, 5.00%, 06/01/28 (Call 06/01/27),	110	140,187
District of Columbia RB, 5.00%, 12/01/28	150	195,480
District of Columbia Water & Sewer Authority RB
Series B, 5.00%, 10/01/28,	65	86,349
Series B, 5.00%, 10/01/28 (Call 04/01/27),	25	31,690
Series B, 5.00%, 10/01/32 (Call 04/01/28),	60	76,631

		789,005

Florida — 5.1%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	10	12,003
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	100	124,772
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/30 (Call 10/01/28),	95	122,788
Series B, 5.00%, 10/01/28 (Call 10/01/27),	150	191,565
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	165	215,670
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/28	75	98,096
Hillsborough County School Board COP, Series A, 5.00%, 07/01/28 (Call 07/01/26)	250	308,162
Orange County School Board COP, Series C, 5.00%, 08/01/28	100	129,554
Palm Beach County School District COP, Series B, 5.00%, 08/01/28	135	176,892
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	60	77,731
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28),	75	96,268
5.00%, 07/01/32 (Call 07/01/28),	190	242,484
State of Florida GO
Series A, 4.00%, 07/01/32 (Call 07/01/28),	350	422,285
Series B, 5.00%, 06/01/28 (Call 06/01/27),	125	159,858
Series C, 5.00%, 06/01/30 (Call 06/01/28),	110	143,443

Security	Par (000)	Value

Florida (continued)
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/28	$95	$124,749

		2,646,320

Georgia — 1.6%
City of Atlanta GA Water & Wastewater Revenue RB, Series A, 5.00%, 11/01/28 (Call 11/01/27)	60	77,055
Forsyth County School District GO, 5.00%, 02/01/30 (Call 02/01/28)	250	321,878
State of Georgia GO
Series A, 5.00%, 07/01/31 (Call 07/01/28),	155	200,534
Series E, 5.00%, 12/01/28 (Call 12/01/26),	185	232,108

		831,575

Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 4.00%, 07/01/28	100	122,808
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/28,	15	19,730
Series C, 4.00%, 08/01/28,	250	309,090
Series D, 5.00%, 09/01/28 (Call 09/01/27),	30	38,330
County of Maui HI GO, 5.00%, 09/01/28	35	45,974
State of Hawaii GO
Series FT, 5.00%, 01/01/29 (Call 01/01/28),	155	198,336
Series FT, 5.00%, 01/01/31 (Call 01/01/28),	30	37,928
Series FT, 5.00%, 01/01/32 (Call 01/01/28),	105	132,069

		904,265

Illinois — 1.5%
Chicago O’Hare International Airport RB, Series C, 5.00%, 01/01/28 (Call 01/01/26)	75	89,179
Illinois Finance Authority RB, 5.00%, 12/01/28	75	99,032
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27),	100	108,654
Series A, 5.00%, 05/01/29 (Call 05/01/28),	150	163,678
Series A, 5.00%, 10/01/30 (Call 10/01/28),	125	135,738
Series D, 5.00%, 11/01/28 (Call 11/01/27),	150	161,524

		757,805

Indiana — 0.9%
City of Indianapolis Department of Public Utilities Water System Revenue RB, Series A, 5.00%, 10/01/28	30	39,049
Indiana Finance Authority RB
Series C, 5.00%, 06/01/28 (Call 12/01/26),	100	124,526
Series R, 5.00%, 02/01/28,	75	97,740
Indianapolis Local Public Improvement Bond Bank RB, Series E, 5.00%, 01/01/28 (PR 01/01/26)	175	216,484

		477,799

Iowa — 0.4%
Iowa Finance Authority RB, Series A, 5.00%, 08/01/31 (Call 08/01/28)	120	155,861
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	30	36,969

		192,830

Kansas — 0.5%
Sedgwick County Unified School District No. 266 Maize GO, Series A, 4.00%, 09/01/28(09/01/27)	50	60,606
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	145	183,611

		244,217

Louisiana — 1.4%
State of Louisiana GO
Series B, 5.00%, 08/01/28 (Call 08/01/26),	110	135,324
Series B, 5.00%, 10/01/28 (10/01/27),	150	190,643

106	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana RB, Series A, 5.00%, 09/01/29 (Call 09/01/28)	$310	$401,168

		727,135

Maine — 0.9%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26),	80	98,284
Series A, 5.00%, 11/01/28,	35	46,104
Series C, 5.00%, 11/01/28 (11/01/27),	75	96,318
State of Maine GO
Series B, 5.00%, 06/01/28,	120	156,978
Series D, 5.00%, 06/01/28,	40	52,326

		450,010

Maryland — 5.7%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28	30	39,615
County of Anne Arundel MD GOL, 5.00%, 10/01/28(10/01/27)	140	180,313
County of Howard MD GO, Series A, 5.00%, 08/15/28	220	290,446
County of Montgomery MD GO
Series A, 5.00%, 11/01/28,	265	351,475
Series A, 5.00%, 11/01/29 (11/01/28),	130	170,990
County of Prince George’s MD GOL
Series A, 4.00%, 07/15/32 (Call 07/15/28),	200	241,120
Series A, 5.00%, 07/15/31 (Call 07/15/28),	150	194,109
Series B, 5.00%, 09/15/28,	95	125,648
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28),	45	54,391
5.00%, 09/01/28 (Call 09/01/27),	110	140,797
5.00%, 10/01/28 (Call 10/01/26),	190	236,339
State of Maryland GO
First Series, 5.00%, 03/15/28,	55	71,974
Second Series, 5.00%, 08/01/29 (Call 08/01/28),	145	189,721
Series A, 5.00%, 03/15/29 (Call 03/15/28),	125	162,205
Series A, 5.00%, 03/15/30 (Call 03/15/28),	125	160,910
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28 (GTD),	125	164,270
5.00%, 06/01/30 (Call 06/01/28),	125	161,940

		2,936,263

Massachusetts — 2.9%
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/28	195	255,388
Series B, 5.00%, 01/01/30 (Call 01/01/28),	85	108,196
Series B, 5.25%, 08/01/28,	100	133,077
Series C, 5.00%, 05/01/28,	100	130,488
Massachusetts Bay Transportation Authority RB, Series A, 5.25%, 07/01/28	250	332,270
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	44,703
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 07/01/28	50	66,849
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/28 (Call 08/01/26),	100	124,673
Series B, 5.25%, 08/01/28 (AGM),	60	80,111
University of Massachusetts Building Authority RB, Series 2019-1, 5.00%, 05/01/28	150	194,845

		1,470,600

Michigan — 0.6%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	43,339
Michigan Finance Authority RB
5.00%, 10/01/28,	45	59,415
5.00%, 10/01/30 (Call 10/01/28),	50	65,865

Security	Par (000)	Value

Michigan (continued)
Series B, 5.00%, 10/01/28 (Call 10/01/26),	$115	$144,248

		312,867

Minnesota — 1.6%
Metropolitan Council GO, Series C, 4.00%, 03/01/28 (Call 03/01/27)	25	30,029
Minneapolis-St Paul Metropolitan Airports Commission RB, Series A, 5.00%, 01/01/28 (Call 01/01/27)	80	98,696
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	100	123,257
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27),	100	128,717
Series A, 5.00%, 08/01/29 (Call 08/01/28),	70	91,773
Series A, 5.00%, 08/01/32 (Call 08/01/28),	200	257,740
Series B, 5.00%, 10/01/28 (10/01/27),	90	115,845

		846,057

Mississippi — 0.5%
State of Mississippi GO, Series A, 5.00%, 10/01/28 (Call 10/01/27)	185	235,409

Missouri — 0.3%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 5.00%, 01/01/29 (Call 01/01/28)	105	134,190

Nebraska — 0.7%
Omaha Public Power District RB, Series A, 5.00%, 02/01/28 (Call 02/01/26)	125	152,916
University of Nebraska Facilities Corp. RB
5.00%, 07/15/28,	55	71,663
5.00%, 07/15/30 (Call 07/15/28),	125	159,954

		384,533

Nevada — 2.9%
Clark County School District GOL, Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	181,512
County of Clark NV GOL
5.00%, 12/01/30 (Call 12/01/28),	100	129,273
5.00%, 12/01/31 (Call 12/01/28),	100	128,543
County of Clark NV RB, Series B, 5.00%, 07/01/28	250	324,835
County of Washoe NV RB, 5.00%, 02/01/28	195	250,314
State of Nevada GOL
Series A, 5.00%, 04/01/28,	40	51,963
Series A, 5.00%, 05/01/28,	75	97,613
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26),	100	123,510
5.00%, 12/01/30 (Call 06/01/28),	145	186,145

		1,473,708

New Hampshire — 0.1%
State of New Hampshire GO, Series A, 5.00%, 12/01/31 (Call 12/01/28)	50	65,254

New Jersey — 1.5%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	60	70,383
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30 (Call 12/15/28),	75	87,503
Series A, 5.00%, 06/15/28 (Call 06/15/26),	100	116,058
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/32 (Call 01/01/28),	165	201,960
Series E, 5.00%, 01/01/29 (Call 01/01/28),	100	125,440
State of New Jersey GO, 5.00%, 06/01/28(06/01/27)	135	165,907

		767,251

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico — 0.4%
New Mexico Finance Authority RB
5.00%, 06/15/28,	$100	$130,666
Series D, 5.00%, 06/01/29 (Call 06/01/28),	50	64,888

		195,554

New York — 11.3%
City of New York NY GO
Series A, 5.00%, 08/01/28 (Call 08/01/27),	25	31,172
Series A, 5.00%, 08/01/29 (Call 02/01/28),	110	137,251
Series A-2, 5.00%, 08/01/29 (02/01/28),	100	124,774
Series C, 5.00%, 08/01/28 (Call 02/01/27),	75	92,192
Series C, 5.00%, 08/01/29 (Call 02/01/28),	195	243,309
Series D, 5.00%, 08/01/28 (Call 02/01/26),	210	251,166
Series E, 5.00%, 08/01/28,	60	76,451
Long Island Power Authority RB
5.00%, 09/01/29 (Call 09/01/28),	165	213,381
Series A, 0.00%, 12/01/28 (AGM)(a),	170	149,687
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28,	295	323,010
Series C-1, 5.00%, 11/15/29 (Call 05/15/28),	260	282,994
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW),	100	125,449
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28),	50	62,282
Series S-4A, 5.00%, 07/15/28 (SAW),	35	45,198
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW),	120	150,539
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A1, 5.00%, 08/01/32 (Call 08/01/28),	50	62,209
Series C-1, 5.00%, 11/01/28,	25	32,218
New York City Water & Sewer System RB, 5.00%, 06/15/28 (Call 06/15/27)	100	126,971
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/28 (Call 02/15/27),	175	218,911
Series A, 5.00%, 03/15/28,	50	63,639
Series A, 5.00%, 03/15/29 (03/15/28),	125	159,030
Series A, 5.00%, 07/01/29 (07/01/28),	170	212,593
Series A, 5.00%, 03/15/31 (Call 03/15/28),	40	50,166
Series A, 5.00%, 03/15/32 (Call 03/15/28),	105	130,896
Series A, 5.00%, 03/15/32 (Call 09/15/28),	95	119,209
Series B, 5.00%, 02/15/28 (Call 08/15/27),	300	381,090
Series B, 5.00%, 03/15/28 (Call 09/15/26),	30	37,119
Series C, 5.00%, 03/15/29 (Call 03/15/28),	175	222,642
Series C, 5.00%, 03/15/31 (Call 03/15/28),	40	50,166
Series C, 5.00%, 03/15/32 (Call 03/15/28),	60	74,798
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/28 (Call 06/15/27)	40	51,144
New York State Thruway Authority RB
Series L, 5.00%, 01/01/30 (01/01/28),	100	124,631
Series L, 5.00%, 01/01/31 (Call 01/01/28),	100	123,944
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/28 (Call 03/15/26),	80	97,523
Series C-2, 5.00%, 03/15/28 (Call 09/15/27),	100	126,365
Port Authority of New York & New Jersey RB
5.00%, 11/15/28 (11/15/27),	115	144,069
5.00%, 07/15/30 (07/15/28),	100	125,124
5.00%, 09/01/32 (Call 09/01/28),	115	142,436
Triborough Bridge & Tunnel Authority RB
Series B, 0.00%, 11/15/28(a),	155	132,768
Series B, 5.00%, 11/15/28	240	307,603

Security	Par (000)	Value

New York (continued)
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	$150	$185,720

		5,811,839

North Carolina — 2.0%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	115	151,326
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	127,542
County of Wake NC GO, Series A, 5.00%, 03/01/31(03/01/28)	100	128,529
County of Wake NC RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	65	80,939
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	65	85,763
State of North Carolina GO, Series A, 5.00%, 06/01/28	120	158,321
State of North Carolina RB
5.00%, 03/01/28,	100	129,583
Series B, 5.00%, 05/01/28 (Call 05/01/27),	150	189,895

		1,051,898

Ohio — 3.5%
City of Columbus OH GO, Series A, 5.00%, 04/01/31 (Call 10/01/28)	400	519,792
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/28 (Call 02/15/27)	55	69,145
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28),	70	91,285
5.00%, 12/01/28 (Call 12/01/26),	50	62,954
Series A, 5.00%, 06/01/28,	120	157,183
State of Ohio GO
Series B, 5.00%, 09/01/28,	125	164,745
Series B, 5.00%, 09/15/28,	40	52,762
Series S, 5.00%, 05/01/28 (Call 05/01/26),	260	322,676
Series V, 5.00%, 05/01/32 (Call 05/01/28),	50	64,081
State of Ohio RB
Series A, 5.00%, 04/01/28,	115	148,916
Series C, 5.00%, 12/01/28 (Call 12/01/26),	135	167,702

		1,821,241

Oklahoma — 0.2%
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	32,505
Oklahoma Department of Transportation RB, Series A, 5.00%, 09/01/28	50	64,842

		97,347

Oregon — 1.0%
City of Portland OR GOL, Series B, 5.00%, 06/15/29 (Call 06/15/28)	145	189,196
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/28 (Call 05/01/26)	100	123,374
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	81,753
State of Oregon GO
Series A, 5.00%, 05/01/28,	40	52,535
Series Q, 5.00%, 05/01/28 (Call 05/01/26),	60	74,464

		521,322

Pennsylvania — 2.1%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	100	127,178
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/28 (Call 01/01/27),	250	311,805
Second Series, 5.00%, 09/15/28 (Call 09/15/26),	250	309,972
Series 1, 5.00%, 02/01/28 (Call 02/01/26),	140	170,715
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/28 (AGM)	100	133,203

108	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	$30	$37,966

		1,090,839

Rhode Island — 0.3%
State of Rhode Island GO, Series B, 5.00%, 08/01/28 (Call 08/01/27)	125	159,204

South Carolina — 1.2%
County of Beaufort SC GO, Series A, 5.00%, 02/01/28(02/01/27) (SAW)	120	151,554
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	133,088
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/29 (Call 10/01/28)	130	166,691
State of South Carolina GO, Series A, 5.00%, 04/01/28(10/01/27) (SAW)	110	142,196

		593,529

Tennessee — 2.0%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/28(02/01/26)	100	121,584
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/28	175	230,431
County of Hamilton TN GO, Series A, 5.00%, 04/01/28	50	65,247
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	60	75,899
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26),	85	100,334
5.00%, 01/01/28 (Call 07/01/26),	170	210,395
5.00%, 07/01/32 (Call 07/01/28),	25	31,906
State of Tennessee GO, Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	95,698
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27),	50	64,134
Series B, 5.00%, 11/01/28 (Call 11/01/27),	45	57,721

		1,053,349

Texas — 12.3%
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	90	113,209
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	70	86,297
Austin Independent School District GO
5.00%, 08/01/28 (Call 08/01/26) (PSF),	100	125,361
5.00%, 08/01/31 (Call 08/01/28) (PSF),	200	257,874
City of Austin TX GOL, 5.00%, 09/01/28	75	98,780
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/28 (Call 11/15/26)	50	62,541
City of Dallas TX Waterworks & Sewer System Revenue RB, 5.00%, 10/01/28 (Call 10/01/27)	150	191,913
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a),	120	108,148
Series B, 5.00%, 11/15/28 (Call 11/15/27),	105	134,800
Series D, 5.00%, 11/15/30 ( 11/15/28),	115	150,266
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	75	95,803
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/28 (Call 08/01/26)	100	124,104
City of San Antonio TX GOL, 5.00%, 08/01/28 (Call 08/01/27)	85	108,451
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF),	35	42,005
Series C, 5.00%, 08/15/28 (PSF),	50	65,613

Security	Par (000)	Value

Texas (continued)
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	$300	$395,265
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30 (Call 04/01/28)	80	102,506
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	50	61,906
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/32 (Call 02/15/28)	105	131,132
Houston Independent School District GOL, 5.00%, 07/15/29(07/15/28)	100	129,938
Katy Independent School District GO, 5.00%, 02/15/31 (Call 02/15/28) (PSF)	100	128,387
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	80	102,513
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26) (PSF)	65	80,901
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	110	139,852
Leander Independent School District GO, Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	242,090
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	100	128,633
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	15	18,378
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	95	117,100
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a),	120	108,590
Series B, 5.00%, 01/01/28,	170	217,012
Northside Independent School District GO, 5.00%, 08/15/28 (Call 08/15/27) (PSF)	150	192,588
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	200	256,120
Round Rock Independent School District GO
5.00%, 08/01/31 ( 08/01/28) (PSF),	105	135,563
Series A, 5.00%, 08/01/28 (PSF),	145	190,756
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF),	100	130,075
5.00%, 08/15/32 (Call 08/15/28) (PSF),	200	256,238
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	45	57,385
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	150	196,263
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	131,544
Texas A&M University RB, Series E, 5.00%, 05/15/28(05/15/27)	100	127,154
Texas Water Development Board RB
Series A, 5.00%, 10/15/31 (Call 04/15/28),	100	128,568
Series B, 5.00%, 04/15/28,	100	130,354
Series B, 5.00%, 10/15/29 (Call 10/15/28),	35	45,899
Series B, 5.00%, 04/15/31 (Call 10/15/28),	85	111,231
Series B, 5.00%, 10/15/31 (Call 10/15/28),	200	260,818
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	127,591

		6,347,515

Utah — 1.1%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28 (Call 03/15/27) (GTD)	75	95,019
City of Provo UT GO, 5.00%, 02/01/30 (Call 08/01/28)	100	129,799
State of Utah GO, 5.00%, 07/01/28	85	112,136
University of Utah (The) RB, Series B-1, 5.00%, 08/01/28(08/01/27) (SAP)	125	159,110

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	$35	$44,052

		540,116

Virginia — 3.5%
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	195	255,286
County of Fairfax VA GO
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW),	25	32,706
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW),	100	129,869
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27),	110	138,925
Series A, 5.00%, 09/01/28 (Call 09/01/26),	80	99,775
Series B, 5.00%, 02/01/28,	55	71,406
Series E, 5.00%, 02/01/29 (Call 02/01/28),	160	205,882
Virginia Commonwealth Transportation Board RB, 5.00%, 03/15/32 (Call 09/15/28)	85	109,421
Virginia Public Building Authority RB, Series A, 5.00%, 08/01/28	200	262,762
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW),	20	26,165
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW),	165	209,778
Virginia Resources Authority RB
Series A, 5.00%, 11/01/28,	80	105,742
Series A, 5.00%, 11/01/30 (Call 11/01/28),	100	131,271

		1,778,988

Washington — 4.8%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	40	51,406
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/28 (11/01/26)	100	124,492
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	50	62,313
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	150	180,957
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/28 (Call 04/01/26),	70	86,345
Series C, 4.00%, 10/01/28 (Call 10/01/26),	30	35,586
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	37,807
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	130	172,130
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/29 (Call 07/01/28)	110	143,196
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	130	172,489
Energy Northwest RB
5.00%, 07/01/28,	330	433,052
Series A, 5.00%, 07/01/28 (Call 07/01/27),	50	63,703
Series C, 5.00%, 07/01/30 (Call 07/01/28),	115	148,985

Security	Par/ Shares (000)	Value

Washington (continued)
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	$10	$12,550
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/28(06/01/26) (GTD)	50	58,587
State of Washington GO
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26),	120	150,665
Series B, 5.00%, 08/01/28 (Call 08/01/26),	90	112,999
Series C, 0.00%, 06/01/28 (NPFGC)(a),	75	68,702
Series C, 5.00%, 02/01/30 (Call 02/01/28),	60	76,960
Series D, 5.00%, 02/01/31 (Call 02/01/28),	80	102,102
Series R, 5.00%, 08/01/28 (Call 08/01/26),	130	163,220

		2,458,246

West Virginia — 1.5%
State of West Virginia GO
Series A, 5.00%, 06/01/28,	60	78,746
Series B, 5.00%, 06/01/31 (Call 06/01/28),	235	302,459
Series B, 5.00%, 12/01/32 (Call 06/01/28),	75	95,719
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	160	202,243
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/30 (Call 07/01/28)	75	96,335

		775,502

Wisconsin — 0.6%
State of Wisconsin GO
Series 2, 5.00%, 11/01/28 (Call 05/01/26),	125	154,446
Series 3, 5.00%, 11/01/28 (Call 05/01/27),	125	158,329

		312,775

Total Municipal Debt Obligations — 98.7% (Cost: $49,511,974)		50,834,794

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	282	282,394

Total Short-Term Investments — 0.5% (Cost: $282,412)		282,394

Total Investments in Securities — 99.2% (Cost: $49,794,386)		51,117,188

Other Assets, Less Liabilities — 0.8%		408,164

Net Assets — 100.0%		$51,525,352

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$59,038	$223,505	(a)	$—	$(126)	$(23)	$282,394	282	$1,360	$—

(a)	Represents net amount purchased (sold).

110	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$50,834,794	$—	$50,834,794
Money Market Funds	282,394	—	—	282,394

	$282,394	$50,834,794	$—	$51,117,188

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	111

Statements of Assets and Liabilities

October 31, 2020

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$306,786,250	$351,522,020	$272,432,419	$177,285,129
Affiliated(b)	275,859	136,680	190,614	187,418
Receivables:
Dividends	6	6	5	5
Interest	4,156,662	4,624,547	3,497,548	2,120,766

Total assets	311,218,777	356,283,253	276,120,586	179,593,318

LIABILITIES
Payables:
Investment advisory fees	47,170	53,974	41,924	26,885

Total liabilities	47,170	53,974	41,924	26,885

NET ASSETS	$311,171,607	$356,229,279	$276,078,662	$179,566,433

NET ASSETS CONSIST OF:
Paid-in capital	$308,511,709	$349,053,852	$268,104,727	$174,305,943
Accumulated earnings	2,659,898	7,175,427	7,973,935	5,260,490

NET ASSETS	$311,171,607	$356,229,279	$276,078,662	$179,566,433

Shares outstanding	12,050,000	13,500,000	10,550,000	6,650,000

Net asset value	$25.82	$26.39	$26.17	$27.00

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$304,448,651	$344,741,697	$264,738,900	$172,169,291
(b) Investments, at cost — Affiliated	$275,861	$136,655	$190,614	$187,400

See notes to financial statements.

112	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

October 31, 2020

	iShares iBonds Dec 2025 Term Muni Bond ETF	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$117,566,645	$62,153,168	$37,086,964	$50,834,794
Affiliated(b)	133,561	158,237	187,748	282,394
Receivables:
Dividends	4	6	—	—
Interest	1,338,128	694,540	418,027	547,001

Total assets	119,038,338	63,005,951	37,692,739	51,664,189

LIABILITIES
Payables:
Investments purchased	—	—	—	131,276
Investment advisory fees	17,697	9,440	5,503	7,561

Total liabilities	17,697	9,440	5,503	138,837

NET ASSETS	$119,020,641	$62,996,511	$37,687,236	$51,525,352

NET ASSETS CONSIST OF:
Paid-in capital	$115,930,090	$61,885,717	$36,833,299	$50,153,127
Accumulated earnings	3,090,551	1,110,794	853,937	1,372,225

NET ASSETS	$119,020,641	$62,996,511	$37,687,236	$51,525,352

Shares outstanding	4,250,000	2,350,000	1,400,000	1,900,000

Net asset value	$28.00	$26.81	$26.92	$27.12

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$114,548,109	$61,076,583	$36,260,746	$49,511,974
(b) Investments, at cost — Affiliated	$133,549	$158,236	$187,757	$282,412

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	113

Statements of Operations

Year Ended October 31, 2020

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$4,122	$4,258	$3,481	$3,598
Interest — Unaffiliated	4,756,181	5,480,995	4,015,503	2,093,367

Total investment income	4,760,303	5,485,253	4,018,984	2,096,965

EXPENSES
Investment advisory fees	544,466	614,632	432,177	247,403
Miscellaneous	264	264	264	—

Total expenses	544,730	614,896	432,441	247,403

Net investment income	4,215,573	4,870,357	3,586,543	1,849,562

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	121	(5,893)	253	(43)
Investments — Affiliated	79	1	251	(510)
In-kind redemptions — Unaffiliated	37,654	214,900	—	35,339

Net realized gain	37,854	209,008	504	34,786

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	213,566	2,457,328	3,248,371	2,730,213
Investments — Affiliated	(19)	12	(2)	(3)

Net change in unrealized appreciation (depreciation)	213,547	2,457,340	3,248,369	2,730,210

Net realized and unrealized gain	251,401	2,666,348	3,248,873	2,764,996

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,466,974	$7,536,705	$6,835,416	$4,614,558

See notes to financial statements.

114	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended October 31, 2020

	iShares iBonds Dec 2025 Term Muni Bond ETF	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$3,085	$1,431	$1,107	$1,360
Interest — Unaffiliated	1,018,744	441,227	340,198	574,458

Total investment income	1,021,829	442,658	341,305	575,818

EXPENSES
Investment advisory fees	131,884	60,933	43,131	68,615

Total expenses	131,884	60,933	43,131	68,615

Net investment income	889,945	381,725	298,174	507,203

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	55	—	—	—
Investments — Affiliated	205	75	133	(126)

Net realized gain (loss)	260	75	133	(126)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,039,082	991,015	755,873	1,272,490
Investments — Affiliated	2	(1)	(10)	(23)

Net change in unrealized appreciation (depreciation)	2,039,084	991,014	755,863	1,272,467

Net realized and unrealized gain	2,039,344	991,089	755,996	1,272,341

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,929,289	$1,372,814	$1,054,170	$1,779,544

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	115

Statements of Changes in Net Assets

		iShares iBonds Dec 2021 Term Muni Bond ETF		iShares iBonds Dec 2022 Term Muni Bond ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,215,573	$3,961,602	$4,870,357	$4,372,921
Net realized gain (loss)	37,854	(5,802)	209,008	(1,919)
Net change in unrealized appreciation (depreciation)	213,547	5,734,140	2,457,340	8,726,116

Net increase in net assets resulting from operations	4,466,974	9,689,940	7,536,705	13,097,118

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,244,636)	(3,841,415)	(4,862,022)	(4,236,513)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	11,745,277	62,595,833	23,921,687	88,069,231

NET ASSETS
Total increase in net assets	11,967,615	68,444,358	26,596,370	96,929,836
Beginning of year	299,203,992	230,759,634	329,632,909	232,703,073

End of year	$311,171,607	$299,203,992	$356,229,279	$329,632,909

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

116	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

		iShares iBonds Dec 2023 Term Muni Bond ETF		iShares iBonds Dec 2024 Term Muni Bond ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,586,543	$2,856,049	$1,849,562	$1,081,105
Net realized gain	504	541	34,786	826
Net change in unrealized appreciation (depreciation)	3,248,369	6,305,302	2,730,210	2,614,059

Net increase in net assets resulting from operations	6,835,416	9,161,892	4,614,558	3,695,990

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,587,443)	(2,717,263)	(1,817,422)	(1,000,491)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	57,454,207	92,954,868	72,555,112	77,864,527

NET ASSETS
Total increase in net assets	60,702,180	99,399,497	75,352,248	80,560,026
Beginning of year	215,376,482	115,976,985	104,214,185	23,654,159

End of year	$276,078,662	$215,376,482	$179,566,433	$104,214,185

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	117

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2025 Term Muni Bond ETF			iShares iBonds Dec 2026 Term Muni Bond ETF

	Year Ended 10/31/20	Period From 11/13/18 to 10/31/19	(a)	Year Ended 10/31/20	Period From 04/02/19 to 10/31/19 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$889,945	$369,768		$381,725	$69,689
Net realized gain (loss)	260	52		75	(268)
Net change in unrealized appreciation (depreciation)	2,039,084	979,464		991,014	85,572

Net increase in net assets resulting from operations	2,929,289	1,349,284		1,372,814	154,993

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(867,929)	(319,793)		(362,847)	(54,166)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	73,551,989	42,377,801		41,275,138	20,610,579

NET ASSETS
Total increase in net assets	75,613,349	43,407,292		42,285,105	20,711,406
Beginning of period	43,407,292	—		20,711,406	—

End of period	$119,020,641	$43,407,292		$62,996,511	$20,711,406

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

118	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2027 Term Muni Bond ETF		iShares iBonds Dec 2028 Term Muni Bond ETF

	Year Ended 10/31/20	Period From 04/09/19 to 10/31/19 (a)	Year Ended 10/31/20	Period From 04/16/19 to 10/31/19	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$298,174	$66,886	$507,203	$74,409
Net realized gain (loss)	133	(10)	(126)	254
Net change in unrealized appreciation (depreciation)	755,863	70,349	1,272,467	50,335

Net increase in net assets resulting from operations	1,054,170	137,225	1,779,544	124,998

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(282,146)	(55,186)	(476,982)	(55,335)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	20,037,907	16,795,266	25,426,696	24,726,431

NET ASSETS
Total increase in net assets	20,809,931	16,877,305	26,729,258	24,796,094
Beginning of period	16,877,305	—	24,796,094	—

End of period	$37,687,236	$16,877,305	$51,525,352	$24,796,094

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	119

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2021 Term Muni Bond ETF

	Year Ended 10/31/20		Year Ended 10/31/19		Year Ended 10/31/18		Year Ended 10/31/17		Year Ended 10/31/16

Net asset value, beginning of year	$25.79		$25.22		$25.76		$25.84		$25.47

Net investment income(a)	0.36		0.37		0.34		0.32		0.32
Net realized and unrealized gain (loss)(b)	0.03		0.57		(0.55)		(0.10)		0.37

Net increase (decrease) from investment operations	0.39		0.94		(0.21)		0.22		0.69

Distributions(c)
From net investment income	(0.36)		(0.37)		(0.33)		(0.30)		(0.32)

Total distributions	(0.36)		(0.37)		(0.33)		(0.30)		(0.32)

Net asset value, end of year	$25.82		$25.79		$25.22		$25.76		$25.84

Total Return
Based on net asset value	1.53%		3.74%		(0.83)%		0.86%		2.73%

Ratios to Average Net Assets
Total expenses	0.18%		0.18%		0.18%		0.18%		0.25%

Total expenses after fees waived	0.18%		0.18%		0.18%		0.18%		0.18%

Net investment income	1.39%		1.46%		1.34%		1.24%		1.23%

Supplemental Data
Net assets, end of year (000)	$311,172		$299,204		$230,760		$159,735		$68,483

Portfolio turnover rate(d)	0	%(e)	0	%(e)	0	%(e)	0	%(e)	0	%(e)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Rounds to less than 1%.

See notes to financial statements.

120	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Muni Bond ETF

	Year Ended 10/31/20		Year Ended 10/31/19		Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$26.16		$25.29		$25.97		$26.12	$25.46

Net investment income(a)	0.38		0.41		0.39		0.37	0.35
Net realized and unrealized gain (loss)(b)	0.23		0.86		(0.70)		(0.17)	0.67

Net increase (decrease) from investment operations	0.61		1.27		(0.31)		0.20	1.02

Distributions(c)
From net investment income	(0.38)		(0.40)		(0.37)		(0.35)	(0.36)

Total distributions	(0.38)		(0.40)		(0.37)		(0.35)	(0.36)

Net asset value, end of year	$26.39		$26.16		$25.29		$25.97	$26.12

Total Return
Based on net asset value	2.33%		5.04%		(1.18)%		0.78%	4.02%

Ratios to Average Net Assets
Total expenses	0.18%		0.18%		0.18%		0.18%	0.25%

Total expenses after fees waived	0.18%		0.18%		0.18%		0.18%	0.18%

Net investment income	1.43%		1.56%		1.52%		1.43%	1.35%

Supplemental Data
Net assets, end of year (000)	$356,229		$329,633		$232,703		$153,237	$56,164

Portfolio turnover rate(d)	0	%(e)	0	%(e)	0	%(e)	1%	0	%(e)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	121

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Muni Bond ETF

						Period From
	Year Ended	Year Ended		Year Ended		04/11/17	(a)
	10/31/20	10/31/19		10/31/18		to 10/31/17

Net asset value, beginning of period	$25.79	$24.68		$25.41		$25.00

Net investment income(b)	0.39	0.45		0.43		0.20
Net realized and unrealized gain (loss)(c)	0.38	1.10		(0.78)		0.38

Net increase (decrease) from investment operations	0.77	1.55		(0.35)		0.58

Distributions(d)
From net investment income	(0.39)		(0.44)	(0.38)			(0.17)

Total distributions	(0.39)		(0.44)	(0.38)			(0.17)

Net asset value, end of period	$26.17	$25.79		$24.68		$25.41

Total Return
Based on net asset value	3.02%		6.31%	(1.37)%		2.32	%(e)

Ratios to Average Net Assets
Total expenses	0.18%		0.18%	0.18%		0.18	%(f)

Net investment income	1.49%		1.75%	1.72%		1.40	%(f)

Supplemental Data
Net assets, end of period (000)	$276,079	$215,376		$115,977		$25,407

Portfolio turnover rate(g)	1%	0	%(h)	0	%(h)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

122	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Muni Bond ETF

					Period From
	Year Ended		Year Ended		03/20/18	(a)
	10/31/20		10/31/19		to 10/31/18

Net asset value, beginning of period	$26.38		$24.90		$24.98

Net investment income(b)	0.36		0.48		0.32
Net realized and unrealized gain (loss)(c)	0.62		1.48			(0.15)

Net increase from investment operations	0.98		1.96		0.17

Distributions(d)
From net investment income		(0.36)		(0.48)		(0.25)
From net realized gain	(0.00	)(e)	—		—

Total distributions		(0.36)		(0.48)		(0.25)

Net asset value, end of period	$27.00		$26.38		$24.90

Total Return
Based on net asset value		3.75%		7.91%	0.70	%(f)

Ratios to Average Net Assets
Total expenses		0.18%		0.18%	0.18	%(g)

Net investment income		1.35%		1.85%	2.08	%(g)

Supplemental Data
Net assets, end of period (000)	$179,566		$104,214		$23,654

Portfolio turnover rate(h)	0	%(i)	0	%(i)	0	%(f)(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	123

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Muni Bond ETF

			Period From
	Year Ended		11/13/18	(a)
	10/31/20		to 10/31/19

Net asset value, beginning of period	$27.13		$25.00

Net investment income(b)	0.34		0.46
Net realized and unrealized gain(c)	0.88		2.08

Net increase from investment operations	1.22		2.54

Distributions(d)
From net investment income		(0.35)		(0.41)

Total distributions		(0.35)		(0.41)

Net asset value, end of period	$28.00		$27.13

Total Return
Based on net asset value		4.53%	10.22	%(e)

Ratios to Average Net Assets
Total expenses		0.18%	0.18	%(f)

Net investment income		1.21%	1.76	%(f)

Supplemental Data
Net assets, end of period (000)	$119,021		$43,407

Portfolio turnover rate(g)	0	%(h)	0	%(e)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

124	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Muni Bond ETF

		Period From
	Year Ended	04/02/19	(a)
	10/31/20	to 10/31/19

Net asset value, beginning of period	$25.89	$25.00

Net investment income(b)	0.30	0.21
Net realized and unrealized gain(c)	0.92	0.87

Net increase from investment operations	1.22	1.08

Distributions(d)
From net investment income	(0.30)		(0.19)

Total distributions	(0.30)		(0.19)

Net asset value, end of period	$26.81	$25.89

Total Return
Based on net asset value	4.80%	4.28	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18	%(f)

Net investment income	1.13%	1.42	%(f)

Supplemental Data
Net assets, end of period (000)	$62,997	$20,711

Portfolio turnover rate(g)	0%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	125

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Muni Bond ETF

		Period From
	Year Ended	04/09/19	(a)
	10/31/20	to 10/31/19

Net asset value, beginning of period	$25.97	$25.00

Net investment income(b)	0.33	0.22
Net realized and unrealized gain(c)	0.95	0.95

Net increase from investment operations	1.28	1.17

Distributions(d)
From net investment income	(0.33)		(0.20)

Total distributions	(0.33)		(0.20)

Net asset value, end of period	$26.92	$25.97

Total Return
Based on net asset value	5.00%	4.63	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18	%(f)

Net investment income	1.24%	1.53	%(f)

Supplemental Data
Net assets, end of period (000)	$37,687	$16,877

Portfolio turnover rate(g)	0%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

126	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Muni Bond ETF

		Period From
	Year Ended	04/16/19	(a)
	10/31/20	to 10/31/19

Net asset value, beginning of period	$26.10	$25.00

Net investment income(b)	0.36	0.21
Net realized and unrealized gain(c)	1.00	1.08

Net increase from investment operations	1.36	1.29

Distributions(d)
From net investment income	(0.34)		(0.19)

Total distributions	(0.34)		(0.19)

Net asset value, end of period	$27.12	$26.10

Total Return
Based on net asset value	5.26%	5.15	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18	%(f)

Net investment income	1.33%	1.49	%(f)

Supplemental Data
Net assets, end of period (000)	$51,525	$24,796

Portfolio turnover rate(g)	0%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	127

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds Dec 2021 Term Muni Bond	Diversified
iBonds Dec 2022 Term Muni Bond	Diversified
iBonds Dec 2023 Term Muni Bond	Diversified
iBonds Dec 2024 Term Muni Bond	Non-diversified
iBonds Dec 2025 Term Muni Bond	Non-diversified
iBonds Dec 2026 Term Muni Bond	Non-diversified
iBonds Dec 2027 Term Muni Bond	Non-diversified
iBonds Dec 2028 Term Muni Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF

iBonds Dec 2021 Term Muni Bond	$293,220,369
iBonds Dec 2022 Term Muni Bond	321,342,757
iBonds Dec 2027 Term Muni Bond	16,583,478

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

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Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements  (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBonds Dec 2021 Term Muni Bond	$19,381,687	$10,370
iBonds Dec 2022 Term Muni Bond	55,656,184	237,305
iBonds Dec 2023 Term Muni Bond	64,734,452	1,716,263
iBonds Dec 2024 Term Muni Bond	81,800,827	55,993
iBonds Dec 2025 Term Muni Bond	74,614,558	30,701
iBonds Dec 2026 Term Muni Bond	41,696,913	—
iBonds Dec 2027 Term Muni Bond	20,298,291	—
iBonds Dec 2028 Term Muni Bond	25,928,856	—

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBonds Dec 2021 Term Muni Bond	$—	$11,771,253
iBonds Dec 2022 Term Muni Bond	—	22,330,832
iBonds Dec 2024 Term Muni Bond	—	6,280,881

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings

iBonds Dec 2021 Term Muni Bond	$37,654	$(37,654)
iBonds Dec 2022 Term Muni Bond	214,899	(214,899)
iBonds Dec 2024 Term Muni Bond	35,339	(35,339)
iBonds Dec 2025 Term Muni Bond	300	(300)
iBonds Dec 2027 Term Muni Bond	126	(126)

The tax character of distributions paid was as follows:

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Notes to Financial Statements  (continued)

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19

iBonds Dec 2021 Term Muni Bond Tax-exempt income	$4,243,317	$3,840,107
Ordinary income	1,319	1,308

	$4,244,636	$3,841,415

iBonds Dec 2022 Term Muni Bond Tax-exempt income	$4,861,782	$4,236,273
Ordinary income	240	240

	$4,862,022	$4,236,513

iBonds Dec 2023 Term Muni Bond Tax-exempt income	$3,587,443	$2,717,263

iBonds Dec 2024 Term Muni Bond Tax-exempt income	$1,816,321	$1,000,238
Ordinary income	1,098	253
Long-term capital gains	3	—

	$1,817,422	$1,000,491

iShares ETF	Year Ended 10/31/20	Period Ended 10/31/19

iBonds Dec 2025 Term Muni Bond Tax-exempt income	$867,864	$319,793
Ordinary income	65	—

	$867,929	$319,793

iBonds Dec 2026 Term Muni Bond Tax-exempt income	$362,847	$54,166

iBonds Dec 2027 Term Muni Bond Tax-exempt income	$282,146	$55,186

iBonds Dec 2028 Term Muni Bond Tax-exempt income	$476,704	$55,335
Ordinary income	278	—

	$476,982	$55,335

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax Exempt Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)	Total

iBonds Dec 2021 Term Muni Bond	$337,796	$(15,148)	$2,337,250	$2,659,898
iBonds Dec 2022 Term Muni Bond	411,263	(15,797)	6,779,961	7,175,427
iBonds Dec 2023 Term Muni Bond	281,795	(1,361)	7,693,501	7,973,935
iBonds Dec 2024 Term Muni Bond	145,187	(176)	5,115,479	5,260,490
iBonds Dec 2025 Term Muni Bond	72,056	—	3,018,495	3,090,551
iBonds Dec 2026 Term Muni Bond	34,401	(10)	1,076,403	1,110,794
iBonds Dec 2027 Term Muni Bond	27,731	—	826,206	853,937
iBonds Dec 2028 Term Muni Bond	49,573	—	1,322,652	1,372,225

(a)	Amounts available to offset future realized capital gains.

For the year ended October 31, 2020, the Funds utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized

iBonds Dec 2021 Term Muni Bond	$141
iBonds Dec 2023 Term Muni Bond	466
iBonds Dec 2026 Term Muni Bond	244
iBonds Dec 2027 Term Muni Bond	3

N O T E S T O F I N A N C I A L S T A T E M E N T S	131

Notes to Financial Statements  (continued)

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBonds Dec 2021 Term Muni Bond	$304,724,859	$2,474,883	$(137,633)	$2,337,250
iBonds Dec 2022 Term Muni Bond	344,878,739	6,897,493	(117,532)	6,779,961
iBonds Dec 2023 Term Muni Bond	264,929,532	7,825,796	(132,295)	7,693,501
iBonds Dec 2024 Term Muni Bond	172,357,068	5,282,302	(166,823)	5,115,479
iBonds Dec 2025 Term Muni Bond	114,681,711	3,110,808	(92,313)	3,018,495
iBonds Dec 2026 Term Muni Bond	61,235,002	1,156,406	(80,003)	1,076,403
iBonds Dec 2027 Term Muni Bond	36,448,506	883,796	(57,590)	826,206
iBonds Dec 2028 Term Muni Bond	49,794,536	1,445,655	(123,003)	1,322,652

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

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Notes to Financial Statements  (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2021 Term Muni Bond Shares sold	1,350,000	$34,916,801	2,500,000	$63,870,849
Shares redeemed	(900,000)	(23,171,524)	(50,000)	(1,275,016)

Net increase	450,000	11,745,277	2,450,000	62,595,833

iBonds Dec 2022 Term Muni Bond Shares sold	2,450,000	64,626,747	3,400,000	88,069,231
Shares redeemed	(1,550,000)	(40,705,060)	—	—

Net increase	900,000	23,921,687	3,400,000	88,069,231

iBonds Dec 2023 Term Muni Bond Shares sold	2,600,000	67,826,651	3,650,000	92,954,868
Shares redeemed	(400,000)	(10,372,444)	—	—

Net increase	2,200,000	57,454,207	3,650,000	92,954,868

iBonds Dec 2024 Term Muni Bond Shares sold	3,100,000	83,174,865	3,000,000	77,864,527
Shares redeemed	(400,000)	(10,619,753)	—	—

Net increase	2,700,000	72,555,112	3,000,000	77,864,527

	Year Ended 10/31/20		Period Ended 10/31/19

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2025 Term Muni Bond Shares sold	2,750,000	$76,295,785	1,600,000	$42,377,801
Shares redeemed	(100,000)	(2,743,796)	—	—

Net increase	2,650,000	73,551,989	1,600,000	42,377,801

iBonds Dec 2026 Term Muni Bond Shares sold	1,550,000	41,275,138	800,000	20,610,579

iBonds Dec 2027 Term Muni Bond Shares sold	850,000	22,656,543	650,000	16,795,266
Shares redeemed	(100,000)	(2,618,636)	—	—

Net increase	750,000	20,037,907	650,000	16,795,266

iBonds Dec 2028 Term Muni Bond Shares sold	1,100,000	29,414,786	950,000	24,726,431
Shares redeemed	(150,000)	(3,988,090)	—	—

Net increase	950,000	25,426,696	950,000	24,726,431

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	133

Notes to Financial Statements  (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

134	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBonds Dec 2021 Term Muni Bond ETF,

iShares iBonds Dec 2022 Term Muni Bond ETF, iShares iBonds Dec 2023 Term Muni Bond ETF,

iShares iBonds Dec 2024 Term Muni Bond ETF, iShares iBonds Dec 2025 Term Muni Bond ETF,

iShares iBonds Dec 2026 Term Muni Bond ETF, iShares iBonds Dec 2027 Term Muni Bond ETF

and iShares iBonds Dec 2028 Term Muni Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBonds Dec 2021 Term Muni Bond ETF, iShares iBonds Dec 2022 Term Muni Bond ETF, iShares iBonds Dec 2023 Term Muni Bond ETF, iShares iBonds Dec 2024 Term Muni Bond ETF, iShares iBonds Dec 2025 Term Muni Bond ETF, iShares iBonds Dec 2026 Term Muni Bond ETF, iShares iBonds Dec 2027 Term Muni Bond ETF and iShares iBonds Dec 2028 Term Muni Bond ETF (eight of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America

iShares iBonds Dec 2021 Term Muni Bond ETF, iShares iBonds Dec 2022 Term Muni Bond ETF, iShares iBonds Dec 2023 Term Muni Bond ETF and iShares iBonds Dec 2024 Term Muni Bond ETF: statements of changes in net assets for each of the two years in the period ended October 31, 2020.

iShares iBonds Dec 2025 Term Muni Bond ETF: statements of changes in net assets for the year ended October 31, 2020 and for the period November 13, 2018 (commencement of operations) to October 31, 2019.

iShares iBonds Dec 2026 Term Muni Bond ETF: statements of changes in net assets for the year ended October 31, 2020 and for the period April 2, 2019 (commencement of operations) to October 31, 2019.

iShares iBonds Dec 2027 Term Muni Bond ETF: statements of changes in net assets for the year ended October 31, 2020 and for the period April 9, 2019 (commencement of operations) to October 31, 2019.

iShares iBond s Dec 2028 Term Muni Bond ETF: statements of changes in net assets for the year ended October 31, 2020 and for the period April 16, 2019 (commencement of operations) to October 31, 2019.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	135

Important Tax Information  (unaudited)

For the fiscal year ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends

iBonds Dec 2021 Term Muni Bond	$4,215,573
iBonds Dec 2022 Term Muni Bond	4,870,357
iBonds Dec 2023 Term Muni Bond	3,586,543
iBonds Dec 2024 Term Muni Bond	1,849,562
iBonds Dec 2025 Term Muni Bond	889,945
iBonds Dec 2026 Term Muni Bond	381,725
iBonds Dec 2027 Term Muni Bond	298,174
iBonds Dec 2028 Term Muni Bond	507,203

The Funds hereby designate the following percentage of distributions from net investment income as exempt-interest dividends for the fiscal year ended October 31, 2020:

iShares ETF	Exempt-Interest Dividends

iBonds Dec 2021 Term Muni Bond	100.00%
iBonds Dec 2022 Term Muni Bond	100.00
iBonds Dec 2023 Term Muni Bond	100.00
iBonds Dec 2024 Term Muni Bond	100.00
iBonds Dec 2025 Term Muni Bond	100.00
iBonds Dec 2026 Term Muni Bond	100.00
iBonds Dec 2027 Term Muni Bond	100.00
iBonds Dec 2028 Term Muni Bond	100.00

The following distribution amounts are hereby designated for the fiscal year ended October 31, 2020:

iShares ETF	20% Rate Long-Term Capital Gain Dividends

iBonds Dec 2024 Term Muni Bond	$3

136	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares iBonds Dec 2021 Term Muni Bond ETF, iShares iBonds Dec 2022 Term Muni Bond ETF, iShares iBonds Dec 2023 Term Muni Bond ETF, iShares iBonds Dec 2024 Term Muni Bond ETF, iShares iBonds Dec 2025 Term Muni Bond ETF, iShares iBonds Dec 2026 Term Muni Bond ETF, iShares iBonds Dec 2027 Term Muni Bond ETF, iShares iBonds Dec 2028 Term Muni Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

137

Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

iBonds Dec 2021 Term Muni Bond	$0.362764	$—	$—	$0.362764	100%	—%	—%		100%
iBonds Dec 2022 Term Muni Bond	0.376023	—	—	0.376023	100	—	—		100
iBonds Dec 2023 Term Muni Bond(a)	0.392030	—	0.000774	0.392804	100	—	0	(b)	100
iBonds Dec 2024 Term Muni Bond(a)	0.362122	—	0.001073	0.363195	100	—	0	(b)	100
iBonds Dec 2025 Term Muni Bond(a)	0.347518	—	0.002276	0.349794	99	—	1		100
iBonds Dec 2026 Term Muni Bond(a)	0.300169	—	0.002891	0.303060	99	—	1		100
iBonds Dec 2027 Term Muni Bond(a)	0.327222	—	0.002034	0.329256	99	—	1		100
iBonds Dec 2028 Term Muni Bond	0.344469	—	—	0.344469	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	139

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).

Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the

Nominating and Governance Committee (2017-2018) and Director of PHH

Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of

Operational Risk Management of Morgan Stanley (2006-2012).

Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

140	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	141

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

142	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	143

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1015-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares iBonds Dec 2021 Term Treasury ETF | IBTA | NASDAQ

•	iShares iBonds Dec 2022 Term Treasury ETF | IBTB | NASDAQ

•	iShares iBonds Dec 2023 Term Treasury ETF | IBTD | NASDAQ

•	iShares iBonds Dec 2024 Term Treasury ETF | IBTE | NASDAQ

•	iShares iBonds Dec 2025 Term Treasury ETF | IBTF | NASDAQ

•	iShares iBonds Dec 2026 Term Treasury ETF | IBTG | NASDAQ

•	iShares iBonds Dec 2027 Term Treasury ETF | IBTH | NASDAQ

•	iShares iBonds Dec 2028 Term Treasury ETF | IBTI | NASDAQ

•	iShares iBonds Dec 2029 Term Treasury ETF | IBTJ | NASDAQ

•	iShares iBonds Dec 2030 Term Treasury ETF | IBTK | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.29%	9.71%
U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)
International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)
Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Treasury Bond Market Overview

The short- and intermediate-term U.S. Treasury market advanced for the 12 months ended October 31, 2020 (“reporting period”). The ICE BofA 1 – 10 year U.S. Treasury Index, which tracks short- and intermediate-maturity U.S. Treasuries, returned 5.21%.

U.S. economic growth was unusually volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis. The latter figure represented the largest quarterly economic contraction on record, as efforts to contain the virus through restrictions on travel and business led to widespread disruption of the U.S. economy.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. The U.S. economy rapidly rebalanced toward remote economic activity; working and shopping from home flourished, while traditional, in-person economic activity at malls, hotels, and restaurants remained subdued. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.1% in the third quarter of 2020.

In response to the pandemic and subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency cuts to short-term interest rates in March 2020, setting them near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later expanded its program by directly purchasing corporate bonds for the first time, including certain high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

Fed interest rate policy and robust demand from investors drove U.S. Treasury yields (which are inversely related to prices) down, and all U.S. Treasury maturities ended the reporting period near historic lows. The three-month U.S. Treasury yield declined from 1.54% to 0.09%, while the two-year U.S. Treasury yield declined from 1.52% to 0.14%, reflecting the Fed’s interest rate decreases. Intermediate-term U.S. Treasury yields declined as well, as the 10-year U.S. Treasury yield decreased from 1.69% to 0.88%.

While yields declined for all U.S. Treasury maturities during the reporting period, the decline was sharper for U.S. Treasuries with shorter maturities. Consequently, the yield curve (a graphical representation of U.S. Treasury rates at different maturities) steepened, reflecting investors’ expectations for modest improvement in growth amid record government stimulus. A similar pattern held among U.S. Treasuries dated 10 years or lower, as yields declined more for the shortest-maturity U.S. Treasuries. However, because bonds with longer maturities are more sensitive to interest rate changes, returns were higher for longer-term U.S. Treasuries despite smaller declines in yield.

U.S. Treasury issuance was at an all-time high during the reporting period, as the federal government raised large amounts of debt to finance fiscal stimulus. Despite the increase in supply, demand for U.S. Treasuries kept pace, as economic uncertainty led many investors to shift toward highly rated bonds.

4	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2021 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2021 Term Treasury ETF(the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2021, as represented by the ICE 2021 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception
Fund NAV	1.59%
Fund Market	1.59
Index	1.63

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,000.70	$0.35		$1,000.00	$1,024.80	$0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 24 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2021 Term Treasury ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	94.2%
Short-Term and Other Assets	5.8

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 3.13%, 05/15/21	16.0%
U.S. Treasury Note/Bond, 1.50%, 11/30/21	12.2
U.S. Treasury Note/Bond, 1.75%, 07/31/21	12.0
U.S. Treasury Note/Bond, 2.63%, 06/15/21	11.6
U.S. Treasury Note/Bond, 8.00%, 11/15/21	11.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2022 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2022 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2022, as represented by the ICE 2022 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	2.41%
Fund Market	2.45
Index	2.47

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,001.40	$0.35		$1,000.00	$1,024.80	$0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 24 for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2022 Term Treasury ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	101.0%
Short-Term and Other Assets	(1.0)

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 1.75%, 09/30/22	18.1%
U.S. Treasury Note/Bond, 2.50%, 02/15/22	17.6
U.S. Treasury Note/Bond, 1.38%, 01/31/22	16.8
U.S. Treasury Note/Bond, 2.00%, 11/30/22	10.1
U.S. Treasury Note/Bond, 1.75%, 06/30/22	10.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2023 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2023 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2023, as represented by the ICE 2023 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	3.25%
Fund Market	3.29
Index	3.28

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,003.10	$0.35		$1,000.00	$1,024.80	$0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 24 for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2023 Term Treasury ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	96.4%
Short-Term and Other Assets	3.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.88%, 11/30/23	20.0%
U.S. Treasury Note/Bond, 2.50%, 08/15/23	19.2
U.S. Treasury Note/Bond, 2.75%, 05/31/23	18.7
U.S. Treasury Note/Bond, 2.38%, 01/31/23	13.9
U.S. Treasury Note/Bond, 2.75%, 07/31/23	12.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2024 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2024 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2024, as represented by the ICE 2024 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	3.95%
Fund Market	3.99
Index	3.98

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,003.30	$ 0.35		$ 1,000.00	$ 1,024.80	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 24 for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2024 Term Treasury ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	98.6%
Short-Term and Other Assets	1.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 1.75%, 07/31/24	25.4%
U.S. Treasury Note/Bond, 1.50%, 09/30/24	18.2
U.S. Treasury Note/Bond, 2.50%, 01/31/24	14.5
U.S. Treasury Note/Bond, 2.25%, 04/30/24	12.4
U.S. Treasury Note/Bond, 2.25%, 11/15/24	9.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2025 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2025, as represented by the ICE 2025 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	4.39%
Fund Market	4.43
Index	4.44

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,002.60	$ 0.35		$ 1,000.00	$ 1,024.80	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 24 for more information.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2025 Term Treasury ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.5%
Short-Term and Other Assets	0.5

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.75%, 06/30/25	26.9%
U.S. Treasury Note/Bond, 2.63%, 03/31/25	20.0
U.S. Treasury Note/Bond, 3.00%, 09/30/25	17.3
U.S. Treasury Note/Bond, 2.88%, 07/31/25	17.2
U.S. Treasury Note/Bond, 3.00%, 10/31/25	15.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2026 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2026, as represented by the ICE 2026 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	4.90%
Fund Market	4.90
Index	4.94

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,001.70	$ 0.35		$ 1,000.00	$ 1,024.80	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 24 for more information.

F U N D S U M M A R Y	15

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2026 Term Treasury ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	98.9%
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 1.88%, 06/30/26	22.2%
U.S. Treasury Note/Bond, 2.38%, 04/30/26	19.9
U.S. Treasury Note/Bond, 2.25%, 03/31/26	19.5
U.S. Treasury Note/Bond, 1.63%, 11/30/26	18.5
U.S. Treasury Note/Bond, 1.88%, 07/31/26	16.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2027 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2027, as represented by the ICE 2027 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	4.92%
Fund Market	4.84
Index	5.00

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 996.90	$ 0.35		$ 1,000.00	$ 1,024.80	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 24 for more information.

F U N D S U M M A R Y	17

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2027 Term Treasury ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.2%
Short-Term and Other Assets	0.8

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.25%, 08/15/27	30.5%
U.S. Treasury Note/Bond, 0.50%, 08/31/27	29.5
U.S. Treasury Note/Bond, 2.25%, 11/15/27	17.6
U.S. Treasury Note/Bond, 2.25%, 02/15/27	12.9
U.S. Treasury Note/Bond, 2.38%, 05/15/27	4.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2028 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2028, as represented by the ICE 2028 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	5.01%
Fund Market	4.93
Index	5.09

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 993.50	$ 0.35		$ 1,000.00	$ 1,024.80	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 24 for more information.

F U N D S U M M A R Y	19

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2028 Term Treasury ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	98.1%
Short-Term and Other Assets	1.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.88%, 08/15/28	36.5%
U.S. Treasury Note/Bond, 3.13%, 11/15/28	26.7
U.S. Treasury Note/Bond, 2.88%, 05/15/28	16.6
U.S. Treasury Note/Bond, 2.75%, 02/15/28	14.5
U.S. Treasury Note/Bond, 5.50%, 08/15/28	2.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2029 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2029, as represented by the ICE 2029 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	5.35%
Fund Market	5.23
Index	5.42

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 989.70	$ 0.35		$ 1,000.00	$ 1,024.80	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 24 for more information.

F U N D S U M M A R Y	21

Fund Summary as of October 31, 2020 (continued)	iShares® iBonds® Dec 2029 Term Treasury ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	97.9%
Short-Term and Other Assets	2.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.38%, 05/15/29	38.3%
U.S. Treasury Note/Bond, 1.63%, 08/15/29	31.5
U.S. Treasury Note/Bond, 2.63%, 02/15/29	17.0
U.S. Treasury Note/Bond, 1.75%, 11/15/29	11.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® iBonds® Dec 2030 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2030, as represented by the ICE 2030 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(1.81)%
Fund Market	(1.89)
Index	(1.81)

For the fiscal period ended 10/31/20, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was 7/14/20. The first day of secondary market trading was 7/16/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (07/14/20)	(a)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00		$ 981.90	$ 0.21		$ 1,000.00	$ 1,024.80	$ 0.36		0.07%

(a)	The beginning of the period (commencement of operations) is July 14, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (109 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 24 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.4%
Short-Term and Other Assets	0.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 0.63%, 08/15/30	36.2%
U.S. Treasury Note/Bond, 1.50%, 02/15/30	32.5
U.S. Treasury Note/Bond, 0.63%, 05/15/30	30.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	23

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2021 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 94.2%

U.S. Treasury Note/Bond
1.25%, 10/31/21	$50	$50,545
1.50%, 11/30/21	1,220	1,237,728
1.63%, 06/30/21	213	215,223
1.75%, 07/31/21	1,200	1,214,438
2.13%, 09/30/21	500	508,984
2.38%, 04/15/21	500	505,078
2.63%, 06/15/21	1,160	1,177,808
2.63%, 07/15/21	500	508,730
2.88%, 10/15/21	300	307,758
3.13%, 05/15/21	1,600	1,625,750
3.63%, 02/15/21	500	505,039
7.88%, 02/15/21	16	15,818
8.00%, 11/15/21	1,077	1,164,506
8.13%, 05/15/21	500	521,484

		9,558,889

Total U.S. Government Obligations — 94.2% (Cost: $9,558,464)		9,558,889

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	464	$464,000

Total Short-Term Investments — 4.6% (Cost: $ 464,000)		464,000

Total Investments in Securities — 98.8% (Cost: $ 10,022,464)		10,022,889

Other Assets, Less Liabilities — 1.2%		120,249

Net Assets — 100.0%		$10,143,138

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/25/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$464,000(b	)	$—	$—	$—	$464,000	464	$342	$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$9,558,889	$—	$9,558,889
Money Market Funds	464,000	—	—	464,000

	$464,000	$9,558,889	$—	$10,022,889

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2022 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 101.0%
U.S. Treasury Note/Bond
0.13%, 05/31/22	$10	$9,996
0.13%, 07/31/22	153	152,910
0.13%, 08/31/22	15	14,991
0.13%, 09/30/22	50	49,969
0.13%, 10/31/22	60	59,965
1.38%, 01/31/22	633	642,185
1.75%, 06/30/22	375	384,932
1.75%, 07/15/22	45	46,222
1.75%, 09/30/22	675	695,540
1.88%, 01/31/22	375	383,086
2.00%, 10/31/22	330	342,117
2.00%, 11/30/22	375	389,297

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 04/15/22	$25	$25,765
2.50%, 02/15/22	654	673,824

		3,870,799

Total U.S. Government Obligations — 101.0% (Cost: $3,832,028)		3,870,799

Total Investments in Securities — 101.0% (Cost: $3,832,028)		3,870,799

Other Assets, Less Liabilities — (1.0)%		(39,249)

Net Assets — 100.0%		$3,831,550

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/25/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0	(c)	$—	$—	$—	$—	—	$49	$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$3,870,799	$—	$3,870,799

See notes to financial statements.

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2023 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 96.4%
U.S. Treasury Note/Bond 0.13%, 10/15/23	$100	$99,797
2.38%, 01/31/23	2,380	2,497,791
2.50%, 08/15/23	3,255	3,463,651
2.75%, 05/31/23	3,150	3,357,826
2.75%, 07/31/23	2,100	2,247,000
2.88%, 10/31/23	1,925	2,078,699
2.88%, 11/30/23	3,325	3,597,105

		17,341,869

Total U.S. Government Obligations — 96.4% (Cost: $17,147,616)		17,341,869

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	497	497,000

Total Short-Term Investments — 2.7% (Cost: $497,000)		497,000

Total Investments in Securities — 99.1% (Cost: $17,644,616)		17,838,869

Other Assets, Less Liabilities — 0.9%		157,190

Net Assets — 100.0%		$17,996,059

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/25/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$497,000	(b)	$—	$—	$—	$497,000	497	$477	$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$17,341,869	$—	$17,341,869
Money Market Funds	497,000	—	—	497,000

	$497,000	$17,341,869	$—	$17,838,869

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2024 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.6%
U.S. Treasury Note/Bond
1.50%, 09/30/24	$2,250	$2,356,611
1.50%, 11/30/24	751	788,165
1.75%, 06/30/24	28	29,205
1.75%, 07/31/24	3,125	3,297,363
2.00%, 04/30/24	625	663,208
2.25%, 04/30/24	1,500	1,605,000
2.25%, 11/15/24	1,125	1,213,198
2.38%, 08/15/24	250	269,834
2.50%, 01/31/24	1,750	1,879,063
2.75%, 02/15/24	625	676,734

		12,778,381

Total U.S. Government Obligations — 98.6% (Cost: $12,571,906)		12,778,381

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	108	$108,000

Total Short-Term Investments — 0.8% (Cost: $108,000)		108,000

Total Investments in Securities — 99.4% (Cost: $12,679,906)		12,886,381

Other Assets, Less Liabilities — 0.6%		77,930

Net Assets — 100.0%		$ 12,964,311

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/25/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$108,000	(b)	$—	$—	$—	$108,000	108	$76	$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$12,778,381	$—	$12,778,381
Money Market Funds	108,000	—	—	108,000

	$108,000	$12,778,381	$—	$12,886,381

See notes to financial statements.

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2025 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Note/Bond
0.25%, 08/31/25	$320	$318,225
0.25%, 10/31/25	75	74,520
2.63%, 03/31/25	2,843	3,128,633
2.75%, 06/30/25	3,795	4,215,118
2.88%, 07/31/25	2,400	2,683,594
3.00%, 09/30/25	2,397	2,702,843
3.00%, 10/31/25	2,171	2,451,279

		15,574,212

Total U.S. Government Obligations — 99.5% (Cost: $15,281,201)		15,574,212

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	44	44,000

Total Short-Term Investments — 0.3% (Cost: $44,000)		44,000

Total Investments in Securities — 99.8% (Cost: $15,325,201)		15,618,212

Other Assets, Less Liabilities — 0.2%		23,809

Net Assets — 100.0%		$15,642,021

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/25/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$44,000	(b)	$—	$—	$—	$44,000	44	$195	$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$15,574,212	$—	$15,574,212
Money Market Funds	44,000	—	—	44,000

	$44,000	$15,574,212	$—	$15,618,212

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2026 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.9%
U.S. Treasury Note/Bond 1.38%, 08/31/26	$306	$321,384
1.63%, 11/30/26	3,868	4,121,003
1.88%, 06/30/26	4,581	4,940,325
1.88%, 07/31/26	3,400	3,667,484
2.00%, 11/15/26	88	95,843
2.25%, 03/31/26	3,953	4,335,553
2.38%, 04/30/26	3,995	4,412,914
2.88%, 04/30/25	85	94,632

		21,989,138

Total U.S. Government Obligations — 98.9% (Cost: $21,674,073)		21,989,138

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	108	$108,000

Total Short-Term Investments — 0.5% (Cost: $108,000)		108,000

Total Investments in Securities — 99.4% (Cost:$21,782,073)		22,097,138

Other Assets, Less Liabilities — 0.6%		133,023

Net Assets — 100.0%		$22,230,161

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/25/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$108,000	(b)	$—	$—	$—	$108,000	108	$177	$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$21,989,138	$—	$21,989,138
Money Market Funds	108,000	—	—	108,000

	$108,000	$21,989,138	$—	$22,097,138

See notes to financial statements.

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2027 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond 0.50%, 05/31/27	$61	$60,655
0.50%, 08/31/27	4,289	4,255,095
1.13%, 02/28/27	39	39,857
2.25%, 02/15/27	1,683	1,860,241
2.25%, 08/15/27	3,960	4,394,208
2.25%, 11/15/27	2,274	2,528,004
2.38%, 05/15/27	619	690,834
6.38%, 08/15/27	330	457,488

		14,286,382

Total U.S. Government Obligations — 99.2% (Cost: $14,193,685)		14,286,382

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	50	$50,000

Total Short-Term Investments — 0.3% (Cost: $ 50,000)		50,000

Total Investments in Securities — 99.5% (Cost: $ 14,243,685)		14,336,382

Other Assets, Less Liabilities — 0.5%		68,175

Net Assets — 100.0%		$14,404,557

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/25/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$50,000	(b)	$—	$—	$—	$50,000	50	$166	$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$14,286,382	$—	$14,286,382
Money Market Funds	50,000	—	—	50,000

	$50,000	$14,286,382	$—	$14,336,382

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2028 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.1%
U.S. Treasury Note/Bond
2.75%, 02/15/28	$1,828	$2,100,629
2.88%, 05/15/28	2,070	2,404,273
2.88%, 08/15/28	4,532	5,278,364
3.13%, 11/15/28	3,245	3,855,069
5.25%, 11/15/28	138	186,586
5.50%, 08/15/28	275	375,869

		14,200,790

Total U.S. Government Obligations — 98.1% (Cost: $14,121,191)		14,200,790

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	140	140,000

Total Short-Term Investments — 1.0% (Cost: $140,000)		140,000

Total Investments in Securities — 99.1% (Cost: $14,261,191)		14,340,790

Other Assets, Less Liabilities — 0.9%		126,508

Net Assets — 100.0%		$14,467,298

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/25/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$140,000	(b)	$—	$—	$—	$140,000	140	$159	$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$14,200,790	$—	$14,200,790
Money Market Funds	140,000	—	—	140,000

	$140,000	$14,200,790	$—	$14,340,790

See notes to financial statements.

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2029 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.9%
U.S. Treasury Note/Bond 1.63%, 08/15/29	$6,939	$7,440,293
1.75%, 11/15/29	2,426	2,629,909
2.38%, 05/15/29	7,985	9,049,960
2.63%, 02/15/29	3,503	4,032,872

		23,153,034

Total U.S. Government Obligations — 97.9% (Cost: $22,994,850)		23,153,034

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	340	340,000

Total Short-Term Investments — 1.5% (Cost: $340,000)		340,000

Total Investments in Securities — 99.4% (Cost: $23,334,850)		23,493,034

Other Assets, Less Liabilities — 0.6%		152,288

Net Assets — 100.0%		$23,645,322

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/25/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—		$0	(c)	$—	$—	$—	$—	—	$157	(d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		340,000	(c)	—	—	—	340,000	340	188		—

						$—	$—	$340,000		$345		$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2020	iShares® iBonds® Dec 2029 Term Treasury ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$23,153,034	$—	$23,153,034
Money Market Funds	340,000	—	—	340,000

	$340,000	$23,153,034	$—	$23,493,034

See notes to financial statements.

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® iBonds® Dec 2030 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
0.63%, 05/15/30	$771	$755,647
0.63%, 08/15/30	909	888,920
1.50%, 02/15/30	752	798,295

		2,442,862

Total U.S. Government Obligations — 99.4% (Cost: $2,480,364)		2,442,862

Total Investments in Securities — 99.4% (Cost: $2,480,364)		2,442,862

Other Assets, Less Liabilities — 0.6%		15,280

Net Assets — 100.0%		$2,458,142

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$2,442,862	$—	$2,442,862

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Statements of Assets and Liabilities

October 31, 2020

	iShares iBonds Dec 2021 Term Treasury ETF	iShares iBonds Dec 2022 Term Treasury ETF	iShares iBonds Dec 2023 Term Treasury ETF	iShares iBonds Dec 2024 Term Treasury ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$9,558,889	$3,870,799	$17,341,869	$12,778,381
Affiliated(b)	464,000	—	497,000	108,000
Cash	3,183	3,458	7,547	4,398
Receivables:
Dividends	33	—	40	8
Interest	117,599	17,487	150,629	74,285

Total assets	10,143,704	3,891,744	17,997,085	12,965,072

LIABILITIES
Payables:
Investments purchased	—	59,968	—	—
Investment advisory fees	566	226	1,026	761

Total liabilities	566	60,194	1,026	761

NET ASSETS	$10,143,138	$3,831,550	$17,996,059	$12,964,311

NET ASSETS CONSIST OF:
Paid-in capital	$10,136,546	$3,776,813	$17,793,712	$12,738,445
Accumulated earnings	6,592	54,737	202,347	225,866

NET ASSETS	$10,143,138	$3,831,550	$17,996,059	$12,964,311

Shares outstanding	400,000	150,000	700,000	500,000

Net asset value	$25.36	$25.54	$25.71	$25.93

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$9,558,464	$3,832,028	$17,147,616	$12,571,906
(b) Investments, at cost — Affiliated	$464,000	$—	$497,000	$108,000

See notes to financial statements.

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

October 31, 2020

	iShares iBonds Dec 2025 Term Treasury ETF	iShares iBonds Dec 2026 Term Treasury ETF	iShares iBonds Dec 2027 Term Treasury ETF	iShares iBonds Dec 2028 Term Treasury ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$15,574,212	$21,989,138	$14,286,382	$14,200,790
Affiliated(b)	44,000	108,000	50,000	140,000
Cash	1,065	4,470	3,280	8,146
Receivables:
Dividends	4	10	—	10
Interest	98,369	129,784	65,680	119,153

Total assets	15,717,650	22,231,402	14,405,342	14,468,099

LIABILITIES
Payables:
Investments purchased	74,704	—	—	—
Investment advisory fees	925	1,241	785	801

Total liabilities	75,629	1,241	785	801

NET ASSETS	$15,642,021	$22,230,161	$14,404,557	$14,467,298

NET ASSETS CONSIST OF:
Paid-in capital	$15,335,853	$21,902,972	$14,312,412	$14,383,685
Accumulated earnings	306,168	327,189	92,145	83,613

NET ASSETS	$15,642,021	$22,230,161	$14,404,557	$14,467,298

Shares outstanding	600,000	850,000	550,000	550,000

Net asset value	$26.07	$26.15	$26.19	$26.30

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$15,281,201	$21,674,073	$14,193,685	$14,121,191
(b) Investments, at cost — Affiliated	$44,000	$108,000	$50,000	$140,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Assets and Liabilities  (continued)

October 31, 2020

	iShares iBonds Dec 2029 Term Treasury ETF	iShares iBonds Dec 2030 Term Treasury ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$23,153,034	$2,442,862
Affiliated(b)	340,000	—
Cash	2,934	9,606
Receivables:
Dividends	24	—
Interest	150,609	5,821

Total assets	23,646,601	2,458,289

LIABILITIES
Payables:
Investment advisory fees	1,279	147

Total liabilities	1,279	147

NET ASSETS	$23,645,322	$2,458,142

NET ASSETS CONSIST OF:
Paid-in capital	$23,477,309	$2,506,431
Accumulated earnings (loss)	168,013	(48,289)

NET ASSETS	$23,645,322	$2,458,142

Shares outstanding	900,000	100,000

Net asset value	$26.27	$24.58

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$22,994,850	$2,480,364
(b) Investments, at cost — Affiliated	$340,000	$—

See notes to financial statements.

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Period Ended October 31, 2020

	iShares iBonds Dec 2021 Term Treasury ETF	(a)	iShares iBonds Dec 2022 Term Treasury ETF	(a)	iShares iBonds Dec 2023 Term Treasury ETF	(a)	iShares iBonds Dec 2024 Term Treasury ETF	(a)

INVESTMENT INCOME
Dividends — Affiliated	$342		$49		$477		$76
Interest — Unaffiliated	19,093		21,191		64,253		57,547

Total investment income	19,435		21,240		64,730		57,623

EXPENSES
Investment advisory fees	3,385		1,794		6,458		5,334

Total expenses	3,385		1,794		6,458		5,334

Less:
Investment advisory fees waived	(140)		(11)		(245)		(45)

Total expenses after fees waived	3,245		1,783		6,213		5,289

Net investment income	16,190		19,457		58,517		52,334

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	7,956		13,626		123		11,978
In-kind redemptions — Unaffiliated	24,224		—		—		—

Net realized gain	32,180		13,626		123		11,978

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	425		38,771		194,253		206,475

Net change in unrealized appreciation (depreciation)	425		38,771		194,253		206,475

Net realized and unrealized gain	32,605		52,397		194,376		218,453

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,795		$71,854		$252,893		$270,787

(a)	For the period from February 25, 2020 (commencement of operations) to October 31, 2020.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Operations  (continued)

Period Ended October 31, 2020

	iShares iBonds Dec 2025 Term Treasury ETF	(a)	iShares iBonds Dec 2026 Term Treasury ETF (a)	iShares iBonds Dec 2027 Term Treasury ETF (a)	iShares iBonds Dec 2028 Term Treasury ETF (a)

INVESTMENT INCOME
Dividends — Affiliated	$195		$177	$166	$159
Interest — Unaffiliated	77,205		95,995	55,759	62,921

Total investment income	77,400		96,172	55,925	63,080

EXPENSES
Investment advisory fees	6,968		8,812	5,396	5,687

Total expenses	6,968		8,812	5,396	5,687

Less:
Investment advisory fees waived	(77)		(71)	(58)	(85)

Total expenses after fees waived	6,891		8,741	5,338	5,602

Net investment income	70,509		87,431	50,587	57,478

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	2,956		(951)	(7,740)	(4,276)

Net realized gain (loss)	2,956		(951)	(7,740)	(4,276)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	293,011		315,065	92,697	79,599

Net change in unrealized appreciation (depreciation)	293,011		315,065	92,697	79,599

Net realized and unrealized gain	295,967		314,114	84,957	75,323

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$366,476		$401,545	$135,544	$132,801

(a)	For the period from February 25, 2020 (commencement of operations) to October 31, 2020.

See notes to financial statements.

40	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Period Ended October 31, 2020

	iShares iBonds Dec 2029 Term Treasury ETF (a)	iShares iBonds Dec 2030 Term Treasury ETF (b)

INVESTMENT INCOME
Dividends — Affiliated	$188	$—
Interest — Unaffiliated	107,334	4,458
Securities lending income — Affiliated — net	157	—

Total investment income	107,679	4,458

EXPENSES
Investment advisory fees	8,875	520

Total expenses	8,875	520

Less:
Investment advisory fees waived	(119)	—

Total expenses after fees waived	8,756	520

Net investment income	98,923	3,938

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(4,857)	(12,108)

Net realized loss	(4,857)	(12,108)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	158,184	(37,502)

Net change in unrealized appreciation (depreciation)	158,184	(37,502)

Net realized and unrealized gain (loss)	153,327	(49,610)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$252,250	$(45,672)

(a)	For the period from February 25, 2020 (commencement of operations) to October 31, 2020.
(b)	For the period from July 14, 2020 (commencement of operations) to October 31, 2020.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets

	iShares iBonds Dec 2021 Term Treasury ETF		iShares iBonds Dec 2022 Term Treasury ETF		iShares iBonds Dec 2023 Term Treasury ETF		iShares iBonds Dec 2024 Term Treasury ETF
	Period From 02/25/20 to 10/31/20	(a)	Period From 02/25/20 to 10/31/20	(a)	Period From 02/25/20 to 10/31/20	(a)	Period From 02/25/20 to 10/31/20	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,190		$19,457		$58,517		$52,334
Net realized gain	32,180		13,626		123		11,978
Net change in unrealized appreciation (depreciation)	425		38,771		194,253		206,475

Net increase in net assets resulting from operations	48,795		71,854		252,893		270,787

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(15,564)		(17,117)		(50,546)		(44,921)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,109,907		3,776,813		17,793,712		12,738,445

NET ASSETS
Total increase in net assets	10,143,138		3,831,550		17,996,059		12,964,311
Beginning of period	—		—		—		—

End of period	$10,143,138		$3,831,550		$17,996,059		$12,964,311

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2025 Term Treasury ETF		iShares iBonds Dec 2026 Term Treasury ETF	iShares iBonds Dec 2027 Term Treasury ETF	iShares iBonds Dec 2028 Term Treasury ETF
	Period From 02/25/20 to 10/31/20	(a)	Period From 02/25/20 to 10/31/20 (a)	Period From 02/25/20 to 10/31/20 (a)	Period From 02/25/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$70,509		$87,431	$50,587	$57,478
Net realized gain (loss)	2,956		(951)	(7,740)	(4,276)
Net change in unrealized appreciation (depreciation)	293,011		315,065	92,697	79,599

Net increase in net assets resulting from operations	366,476		401,545	135,544	132,801

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(60,308)		(74,356)	(43,399)	(49,188)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,335,853		21,902,972	14,312,412	14,383,685

NET ASSETS
Total increase in net assets	15,642,021		22,230,161	14,404,557	14,467,298
Beginning of period	—		—	—	—

End of period	$15,642,021		$22,230,161	$14,404,557	$14,467,298

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2029 Term Treasury ETF	iShares iBonds Dec 2030 Term Treasury ETF
	Period From 02/25/20 to 10/31/20 (a)	Period From 07/14/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$98,923	$3,938
Net realized loss	(4,857)	(12,108)
Net change in unrealized appreciation (depreciation)	158,184	(37,502)

Net increase (decrease) in net assets resulting from operations	252,250	(45,672)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(84,237)	(2,617)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	23,477,309	2,506,431

NET ASSETS
Total increase in net assets	23,645,322	2,458,142
Beginning of period	—	—

End of period	$23,645,322	$2,458,142

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout the period)

	iShares iBonds Dec 2021 Term Treasury ETF
	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.03

Net investment income(b)	0.06
Net realized and unrealized gain(c)	0.34

Net increase from investment operations	0.40

Distributions(d)
From net investment income	(0.07)

Total distributions	(0.07)

Net asset value, end of period	$25.36

Total Return
Based on net asset value	1.59	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)

Total expenses after fees waived	0.07	%(f)

Net investment income	0.33	%(f)

Supplemental Data
Net assets, end of period (000)	$10,143

Portfolio turnover rate(g)	32	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2022 Term Treasury ETF
	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.05

Net investment income(b)	0.13
Net realized and unrealized gain(c)	0.47

Net increase from investment operations	0.60

Distributions(d)
From net investment income	(0.11)

Total distributions	(0.11)

Net asset value, end of period	$25.54

Total Return
Based on net asset value	2.41	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)

Total expenses after fees waived	0.07	%(f)

Net investment income	0.76	%(f)

Supplemental Data
Net assets, end of period (000)	$3,832

Portfolio turnover rate(g)	29	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2023 Term Treasury ETF
	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$24.99

Net investment income(b)	0.11
Net realized and unrealized gain(c)	0.70

Net increase from investment operations	0.81

Distributions(d)
From net investment income	(0.09)

Total distributions	(0.09)

Net asset value, end of period	$25.71

Total Return
Based on net asset value	3.25	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)

Total expenses after fees waived	0.07	%(f)

Net investment income	0.63	%(f)

Supplemental Data
Net assets, end of period (000)	$17,996

Portfolio turnover rate(g)	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2024 Term Treasury ETF
	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.04

Net investment income(b)	0.12
Net realized and unrealized gain(c)	0.87

Net increase from investment operations	0.99

Distributions(d)
From net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$25.93

Total Return
Based on net asset value	3.95	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)

Total expenses after fees waived	0.07	%(f)

Net investment income	0.69	%(f)

Supplemental Data
Net assets, end of period (000)	$12,964

Portfolio turnover rate(g)	7	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2025 Term Treasury ETF
	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.07

Net investment income(b)	0.13
Net realized and unrealized gain(c)	0.97

Net increase from investment operations	1.10

Distributions(d)
From net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$26.07

Total Return
Based on net asset value	4.39	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)

Total expenses after fees waived	0.07	%(f)

Net investment income	0.71	%(f)

Supplemental Data
Net assets, end of period (000)	$15,642

Portfolio turnover rate(g)	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2026 Term Treasury ETF
	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.02

Net investment income(b)	0.12
Net realized and unrealized gain(c)	1.11

Net increase from investment operations	1.23

Distributions(d)
From net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$26.15

Total Return
Based on net asset value	4.90	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)

Total expenses after fees waived	0.07	%(f)

Net investment income	0.69	%(f)

Supplemental Data
Net assets, end of period (000)	$22,230

Portfolio turnover rate(g)	5	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2027 Term Treasury ETF
	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.05

Net investment income(b)	0.12
Net realized and unrealized gain(c)	1.11

Net increase from investment operations	1.23

Distributions(d)
From net investment income	(0.09)

Total distributions	(0.09)

Net asset value, end of period	$26.19

Total Return
Based on net asset value	4.92	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)

Total expenses after fees waived	0.07	%(f)

Net investment income	0.66	%(f)

Supplemental Data
Net assets, end of period (000)	$14,405

Portfolio turnover rate(g)	45	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2028 Term Treasury ETF
	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.14

Net investment income(b)	0.13
Net realized and unrealized gain(c)	1.13

Net increase from investment operations	1.26

Distributions(d)
From net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$26.30

Total Return
Based on net asset value	5.01	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)

Total expenses after fees waived	0.07	%(f)

Net investment income	0.71	%(f)

Supplemental Data
Net assets, end of period (000)	$14,467

Portfolio turnover rate(g)	10	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2029 Term Treasury ETF
	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.04

Net investment income(b)	0.14
Net realized and unrealized gain(c)	1.20

Net increase from investment operations	1.34

Distributions(d)
From net investment income	(0.11)

Total distributions	(0.11)

Net asset value, end of period	$26.27

Total Return
Based on net asset value	5.35	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)

Total expenses after fees waived	0.07	%(f)

Net investment income	0.78	%(f)

Supplemental Data
Net assets, end of period (000)	$23,645

Portfolio turnover rate(g)	19	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2030 Term Treasury ETF
	Period From 07/14/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.06

Net investment income(b)	0.04
Net realized and unrealized loss(c)	(0.49)

Net decrease from investment operations	(0.45)

Distributions(d)
From net investment income	(0.03)

Total distributions	(0.03)

Net asset value, end of period	$24.58

Total Return
Based on net asset value	(1.81	)%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)

Net investment income	0.53	%(f)

Supplemental Data
Net assets, end of period (000)	$2,458

Portfolio turnover rate(g)	36	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2021 Term Treasury(a)	Non-diversified
iBonds Dec 2022 Term Treasury(a)	Non-diversified
iBonds Dec 2023 Term Treasury(a)	Non-diversified
iBonds Dec 2024 Term Treasury(a)	Non-diversified
iBonds Dec 2025 Term Treasury(a)	Non-diversified
iBonds Dec 2026 Term Treasury(a)	Non-diversified
iBonds Dec 2027 Term Treasury(a)	Non-diversified
iBonds Dec 2028 Term Treasury(a)	Non-diversified
iBonds Dec 2029 Term Treasury(a)	Non-diversified
iBonds Dec 2030 Term Treasury(b)	Diversified

(a)	The Fund commenced operations on February 25, 2020.
(b)	The Fund commenced operations on July 14, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

56	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBonds Dec 2029 Term Treasury	$65

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the period ended year ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Dec 2021 Term Treasury	$2,140,990	$1,286,695
iBonds Dec 2022 Term Treasury	2,397,062	1,043,454
iBonds Dec 2023 Term Treasury	1,343,359	63,304
iBonds Dec 2024 Term Treasury	1,983,678	744,414
iBonds Dec 2025 Term Treasury	1,845,373	257,786
iBonds Dec 2026 Term Treasury	2,139,754	810,341
iBonds Dec 2027 Term Treasury	6,241,047	4,758,379
iBonds Dec 2028 Term Treasury	2,346,959	1,039,475
iBonds Dec 2029 Term Treasury	4,321,682	3,268,227
iBonds Dec 2030 Term Treasury	2,152,559	883,692

For the period ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2021 Term Treasury	$17,287,808	$8,392,470
iBonds Dec 2022 Term Treasury	2,496,800	—
iBonds Dec 2023 Term Treasury	16,025,460	—
iBonds Dec 2024 Term Treasury	11,405,988	—
iBonds Dec 2025 Term Treasury	13,859,529	—
iBonds Dec 2026 Term Treasury	20,478,480	—
iBonds Dec 2027 Term Treasury	12,827,808	—
iBonds Dec 2028 Term Treasury	12,957,254	—
iBonds Dec 2029 Term Treasury	22,071,781	—
iBonds Dec 2030 Term Treasury	1,226,253	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBonds Dec 2021 Term Treasury	$26,639	$(26,639)

The tax character of distributions paid was as follows:

iShares ETF	Period Ended 10/31/20
iBonds Dec 2021 Term Treasury
Ordinary income	$15,564

iBonds Dec 2022 Term Treasury
Ordinary income	$17,117

iBonds Dec 2023 Term Treasury
Ordinary income	$50,546

iBonds Dec 2024 Term Treasury
Ordinary income	$44,921

58	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF	Period Ended 10/31/20
iBonds Dec 2025 Term Treasury
Ordinary income	$60,308

iBonds Dec 2026 Term Treasury
Ordinary income	$74,356

iBonds Dec 2027 Term Treasury
Ordinary income	$43,399

iBonds Dec 2028 Term Treasury
Ordinary income	$49,188

iBonds Dec 2029 Term Treasury
Ordinary income	$84,237

iBonds Dec 2030 Term Treasury
Ordinary income	$2,617

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
iBonds Dec 2021 Term Treasury	$6,167	$—	$425		$6,592
iBonds Dec 2022 Term Treasury	15,971	—	38,766		54,737
iBonds Dec 2023 Term Treasury	8,094	—	194,253		202,347
iBonds Dec 2024 Term Treasury	19,391	—	206,475		225,866
iBonds Dec 2025 Term Treasury	13,157	—	293,011		306,168
iBonds Dec 2026 Term Treasury	13,075	(832)	314,946		327,189
iBonds Dec 2027 Term Treasury	7,188	(7,740)	92,697		92,145
iBonds Dec 2028 Term Treasury	8,290	(4,232)	79,555		83,613
iBonds Dec 2029 Term Treasury	14,686	(4,834)	158,161		168,013
iBonds Dec 2030 Term Treasury	1,321	(12,075)	(37,535)		(48,289)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2021 Term Treasury	$10,022,464	$720	$(295)	$425
iBonds Dec 2022 Term Treasury	3,832,033	38,938	(172)	38,766
iBonds Dec 2023 Term Treasury	17,644,616	194,253	—	194,253
iBonds Dec 2024 Term Treasury	12,679,906	206,562	(87)	206,475
iBonds Dec 2025 Term Treasury	15,325,201	294,536	(1,525)	293,011
iBonds Dec 2026 Term Treasury	21,782,192	315,750	(804)	314,946
iBonds Dec 2027 Term Treasury	14,243,685	108,622	(15,925)	92,697
iBonds Dec 2028 Term Treasury	14,261,235	79,555	—	79,555
iBonds Dec 2029 Term Treasury	23,334,873	158,161	—	158,161
iBonds Dec 2030 Term Treasury	2,480,397	—	(37,535)	(37,535)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 10/31/20
iShares ETF	Shares	Amount
iBonds Dec 2021 Term Treasury
Shares sold	750,000	$18,985,964
Shares redeemed	(350,000)	(8,876,057)

Net increase	400,000	$10,109,907

iBonds Dec 2022 Term Treasury
Shares sold	150,000	$3,776,813

iBonds Dec 2023 Term Treasury
Shares sold	700,000	$17,793,712

iBonds Dec 2024 Term Treasury
Shares sold	500,000	$12,738,445

iBonds Dec 2025 Term Treasury
Shares sold	600,000	$15,335,853

iBonds Dec 2026 Term Treasury
Shares sold	850,000	$21,902,972

60	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Period Ended 10/31/20
iShares ETF	Shares	Amount
iBonds Dec 2027 Term Treasury
Shares sold	550,000	$14,312,412

iBonds Dec 2028 Term Treasury
Shares sold	550,000	$14,383,685

iBonds Dec 2029 Term Treasury
Shares sold	900,000	$23,477,309

iBonds Dec 2030 Term Treasury
Shares sold	100,000	$2,506,431

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBonds Dec 2021 Term Treasury ETF,

iShares iBonds Dec 2022 Term Treasury ETF,

iShares iBonds Dec 2023 Term Treasury ETF,

iShares iBonds Dec 2024 Term Treasury ETF,

iShares iBonds Dec 2025 Term Treasury ETF,

iShares iBonds Dec 2026 Term Treasury ETF,

iShares iBonds Dec 2027 Term Treasury ETF,

iShares iBonds Dec 2028 Term Treasury ETF,

iShares iBonds Dec 2029 Term Treasury ETF and

iShares iBonds Dec 2030 Term Treasury ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBonds Dec 2021 Term Treasury ETF, iShares iBonds Dec 2022 Term Treasury ETF, iShares iBonds Dec 2023 Term Treasury ETF, iShares iBonds Dec 2024 Term Treasury ETF, iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term Treasury ETF, iShares iBonds Dec 2027 Term Treasury ETF, iShares iBonds Dec 2028 Term Treasury ETF, iShares iBonds Dec 2029 Term Treasury ETF and iShares iBonds Dec 2030 Term Treasury ETF (ten of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares iBonds Dec 2021 Term Treasury ETF, iShares iBonds Dec 2022 Term Treasury ETF, iShares iBonds Dec 2023 Term Treasury ETF, iShares iBonds Dec 2024 Term Treasury ETF, iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term Treasury ETF, iShares iBonds Dec 2027 Term Treasury ETF, iShares iBonds Dec 2028 Term Treasury ETF and iShares iBonds Dec 2029 Term Treasury ETF: statements of operations and changes in net assets for the period February 25, 2020 (commencement of operations) to October 31, 2020.

iShares iBonds Dec 2030 Term Treasury ETF: statements of operations and changes in net assets for the period July 14, 2020 (commencement of operations)to October 31, 2020.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

62	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

For the fiscal year ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
iBonds Dec 2021 Term Treasury	$16,189
iBonds Dec 2022 Term Treasury	19,457
iBonds Dec 2023 Term Treasury	58,517
iBonds Dec 2024 Term Treasury	52,334
iBonds Dec 2025 Term Treasury	70,509
iBonds Dec 2026 Term Treasury	87,431
iBonds Dec 2027 Term Treasury	50,508
iBonds Dec 2028 Term Treasury	57,465
iBonds Dec 2029 Term Treasury	98,725
iBonds Dec 2030 Term Treasury	3,938

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest
iBonds Dec 2021 Term Treasury	$16,057
iBonds Dec 2022 Term Treasury	19,434
iBonds Dec 2023 Term Treasury	58,285
iBonds Dec 2024 Term Treasury	52,298
iBonds Dec 2025 Term Treasury	70,413
iBonds Dec 2026 Term Treasury	87,344
iBonds Dec 2027 Term Treasury	50,507
iBonds Dec 2028 Term Treasury	57,399
iBonds Dec 2029 Term Treasury	98,685
iBonds Dec 2030 Term Treasury	3,938

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I M P O R T A N T T A X I N F O R M A T I O N	63

Board Review and Approval of Investment Advisory Contract

I. iShares iBonds Dec 2021 Term Treasury ETF, iShares iBonds Dec 2022 Term Treasury ETF, iShares iBonds Dec 2023 Term Treasury ETF, iShares iBonds Dec 2024 TermTreasury ETF, iShares iBonds Dec 2025 TermTreasury ETF, iShares iBonds Dec 2026 TermTreasury ETF, iShares iBonds Dec 2027 TermTreasury ETF, iShares iBonds Dec 2028 Term Treasury ETF, iShares iBonds Dec 2029 Term Treasury ETF, (each the “Fund”, collectively the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on December 1-3, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end

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Board Review and Approval of Investment Advisory Contract  (continued)

funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	65

Board Review and Approval of Investment Advisory Contract  (continued)

also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/ or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/ or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Dec 2021 Term Treasury(a)	$0.067182	$—	$0.000189	$0.067371	100%	—%	0	%(b)	100%
iBonds Dec 2023 Term Treasury	0.092141	—	—	0.092141	100	—	—		100
iBonds Dec 2024 Term Treasury	0.098263	—	—	0.098263	100	—	—		100
iBonds Dec 2025 Term Treasury	0.100513	—	—	0.100513	100	—	—		100
iBonds Dec 2026 Term Treasury	0.096168	—	—	0.096168	100	—	—		100
iBonds Dec 2027 Term Treasury	0.091900	—	—	0.091900	100	—	—		100
iBonds Dec 2028 Term Treasury	0.101111	—	—	0.101111	100	—	—		100
iBonds Dec 2029 Term Treasury	0.109832	—	—	0.109832	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	67

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	69

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Form N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

70	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1024-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
•	iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX
•	iShares ESG Advanced High Yield Corporate Bond ETF | HYXF | NASDAQ
•	iShares Fallen Angels USD Bond ETF | FALN | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito President, BlackRock, Inc.
Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S. bond market advanced for the 12 months ended October 31, 2020 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. fixed-income performance, returned 6.19%.

U.S. economic growth was unusually volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis. The latter figure represented the largest quarterly economic contraction on record, as efforts to contain the virus through restrictions on travel and business led to widespread disruption of the U.S. economy.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. The U.S. economy rapidly rebalanced toward remote economic activity; working and shopping from home flourished, while traditional, in-person economic activity at malls, hotels, and restaurants remained subdued. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.1% in the third quarter of 2020.

In response to the pandemic and subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting them near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

The pandemic-related volatility in the U.S. economy was reflected in bond yields (which are inversely related to prices). U.S. Treasury yields declined significantly beginning late February 2020, as uncertainty drove investors toward the most highly rated segment of the bond market, driving the yields on the two-, 10-, and 30-year U.S. Treasuries to record lows. Short-term U.S. Treasury yields declined more than long-term U.S. Treasuries, as the Fed committed to keeping interest rates near zero until at least 2023. However, returns for long-term U.S. Treasuries, which are more sensitive to interest rate changes, significantly exceeded returns from short-term U.S. Treasuries.

Corporate bond prices were also significantly impacted by the economic disruption. In February and March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated, high-yield bonds, which are considered to have a greater probability of default. However, Fed actions to support the corporate bond market and signs that defaults could be lower than anticipated drove a recovery in corporate bond prices, beginning in late March 2020.

Securitized bonds also advanced, particularly commercial mortgage backed securities (“CMBS”). Despite significant disruption to the commercial property market, CMBS showed resiliency later in the reporting period, and delinquencies declined after reaching an all-time high in June 2020.

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Fund Summary as of October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF

Investment Objective

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.10)%	4.38%	3.35%	(0.10)%	23.92%	26.13%
Fund Market	0.05	4.36	3.38	0.05	23.81	26.41
Index	0.50	4.76	3.68	0.50	26.19	28.95

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,081.20	$ 1.57		$ 1,000.00	$ 1,023.60	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF

Portfolio Management Commentary

Short-term high-yield corporate bonds ended the reporting period with flat returns amid the Fed’s significant monetary stimulus measures to counter the coronavirus recession. Ultra-low yields in most of the bond market drove income-seeking investors to buy more high-yield corporate bonds. The Fed’s announcement of limited direct purchases of some high-yield corporate bonds also strengthened demand. On the supply side, companies issued record amounts of high-yield bonds to compensate for lower revenues during the pandemic.

High-yield credit spreads, the difference in yield between high-yield bonds and U.S. Treasuries, rose slightly during the reporting period amid high market volatility. In early 2020, credit spreads increased to the highest levels since the 2008 financial crisis as the economic uncertainty of the pandemic led investors to sell other assets to raise cash. High-yield spreads declined notably as the Fed’s interest rate reductions and bond purchases restored liquidity to the market, but these spreads remained above pre-pandemic levels.

Credit rating agencies downgraded significant amounts of investment-grade debt, and these “fallen angels” increased the supply of higher-rated debt in the high-yield market. On the other hand, default potential increased amid the pandemic, especially in heavily affected industries, such as restaurants, airlines, and some parts of the energy sector. In this environment, short-term bonds rated Ba contributed to the Index’s return, while other high-yield short-term bonds detracted.

High-yield corporate bonds issued by companies in the consumer non-cyclicals industry contributed the most to the Index’s performance, due in part to the lower vulnerability of healthcare companies to the pandemic’s economic disruptions. The consumer cyclicals industry also contributed, as Fed purchases helped automotive bonds. On the downside, high-yield bonds of energy companies detracted from the Index’s return amid rising defaults and bankruptcies in the oil industry.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	1.4%
Ba	47.2
B	36.0
Caa	13.2
Ca	0.5
Not Rated	1.7

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	4.1%
1-2 Years	10.3
2-3 Years	19.0
3-4 Years	24.1
4-5 Years	41.7
5-6 Years	0.5
6-7 Years	0.2
7-8 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF

Investment Objective

The iShares Broad USD HighYield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the ICE BofA U.S. High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.61%	3.80%	2.61%	11.93%
Fund Market	2.84	3.94	2.84	12.38
Index	2.44	3.81	2.44	11.95

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/25/17. The first day of secondary market trading was 10/26/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,108.70	$ 0.80		$ 1,000.00	$ 1,024.40	$ 0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020 (continued)	iShares® Broad USD High Yield Corporate Bond ETF

Portfolio Management Commentary

High-yield corporate bonds advanced modestly during the reporting period amid the Fed’s significant monetary stimulus measures to counter the coronavirus recession. Ultra-low yields in most of the bond market drove income-seeking investors to buy more high-yield corporate bonds. The Fed’s announcement of limited direct purchases of some high-yield corporate bonds also strengthened demand. On the supply side, companies issued record amounts of high-yield bonds to compensate for lower revenues during the pandemic.

High-yield credit spreads, the difference in yield between high-yield bonds and U.S. Treasuries, rose slightly during the reporting period amid high market volatility. In early 2020, credit spreads increased to the highest levels since the 2008 financial crisis, as the economic uncertainty of the pandemic led investors to sell other assets to raise cash. High-yield spreads declined notably as the Fed’s interest rate reductions and bond purchases restored liquidity to the market, but remained above pre-pandemic levels.

Credit rating agencies downgraded significant amounts of investment-grade debt, and these “fallen angels” increased the supply of higher-rated debt in the high-yield market. On the other hand, default potential increased during the pandemic, especially in heavily affected industries such as restaurants, airlines, and some parts of the energy sector. In this environment, high-yield bonds with higher credit ratings contributed to the Index’s return, while those with lower ratings detracted.

High-yield corporate bonds issued by companies in the consumer non-cyclicals industry contributed the most to the Index’s performance, due in part to the lower vulnerability of healthcare companies to the pandemic’s economic disruptions. The consumer cyclicals industry also contributed, as Fed purchases helped automotive bonds. On the downside, high-yield bonds of energy companies detracted from the Index’s return amid rising defaults and bankruptcies in the oil industry.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	3.5%
Ba	46.0
B	37.1
Caa	11.7
Ca	0.4
C	0.1
Not Rated	1.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	0.1%
1-5 Years	39.4
5-10 Years	51.7
10-15 Years	3.9
15-20 Years	1.9
More than 20 Years	3.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® ESG Advanced High Yield Corporate Bond ETF

Investment Objective

The iShares ESG Advanced HighYield Corporate Bond ETF (the “Fund”) (formerly the iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated high yield corporate bonds from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities , as represented by the Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.42%	6.36%	3.42%	31.04%
Fund Market	3.51	6.42	3.51	31.36
Index(a)	3.61	6.70	3.61	32.85
Markit iBoxx USD Liquid High Yield ex-Oil & Gas Index	3.43	6.66	3.43	32.62
Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index(b)	1.71	N/A	1.71	N/A

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

(a)

Index performance through September 14, 2020 reflects the performance of the Markit iBoxx USD Liquid High Yield ex-Oil & Gas Index. Index performance beginning on September 15, 2020 reflects the performance of the Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index, which, effective as of September 15, 2020, replaced the Markit iBoxx USD Liquid High Yield ex-Oil &Gas Index as the underlying index of the fund.

(b)

The inception date of the Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index was July 1, 2019. The cumulative total return for this index for the period July 1, 2019 through October 31, 2020 was 4.37%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,081.30	$ 2.41		$ 1,000.00	$ 1,022.80	$ 2.34		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2020 (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF

Portfolio Management Commentary

On September 15, 2020, the Index changed from the Markit iBoxx USD Liquid High Yield ex-Oil and Gas Index to the Bloomberg Barclays MSCI U.S. High Yield Choice ESG Screened Index. The current Index is comprised of high-yield, U.S. dollar-denominated bonds from issuers with positive environmental, social, and governance (“ESG”) characteristics. Investor interest in the ESG attributes of companies continued to grow during the reporting period, even as the coronavirus pandemic disrupted financial markets. For many investors, the threat to public health from the virus underscored the importance of a financial reporting system that accounts for the larger effects of company behavior on global social and environmental well-being.

In this environment, the high-yield bonds of companies with positive ESG characteristics posted a modest advance for the reporting period. Bonds issued by consumer non-cyclical companies contributed the most to the Index’s return, particularly bonds of healthcare and pharmaceuticals companies. Bonds of both industries benefited from a lower vulnerability to coronavirus-related economic disruptions. Pharmaceuticals bonds gained amid strong demand for socially responsible bonds linked to efforts to combat the pandemic. Consumer cyclical company bonds also contributed meaningfully, led by the advance of automotive companies, which benefited from the continued growth of the electric vehicle market. Bonds issued by technology companies gained as demand for many types of technology hardware and software increased, driven by a rise in remote working and learning.

In terms of relative performance, the Index outperformed the broader market, as represented by the Bloomberg Barclays U.S. Corporate High Yield Index. The Index invests only in bonds issued by companies with favorable ESG characteristics, with additional screens for involvement in controversial activities. Relative to the broader market, the Index held a significant overweight position in banking bonds and underweights in consumer cyclicals and communications bonds at the end of the reporting period. Security selection in communications bonds contributed the most to relative returns. Security selection in financial and technology bonds also benefited relative performance, while security selection in consumer cyclicals and capital goods detracted.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	2.9%
Ba	52.1
B	36.9
Caa	6.9
Ca	0.1
Not Rated	1.1
ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	0.2%
1-5 Years	38.6
5-10 Years	54.9
10-15 Years	3.8
15-20 Years	1.1
More than 20 Years	1.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® Fallen Angels USD Bond ETF

Investment Objective

The iShares Fallen Angels USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds that were previously rated investment grade, as represented by the Bloomberg Barclays U.S. High Yield Fallen Angel 3% Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.68%	8.26%	8.68%	41.61%
Fund Market	9.03	8.44	9.03	42.62
Index	10.57	8.87	10.57	45.08

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,144.40	$ 1.35		$ 1,000.00	$ 1,023.90	$ 1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2020 (continued)	iShares® Fallen Angels USD Bond ETF

Portfolio Management Commentary

The high-yield corporate bonds of companies formerly rated as high-quality issuers advanced significantly for the reporting period. Credit rating downgrades early in the coronavirus pandemic added to the ranks of these “fallen angels,” and these bonds benefited from Fed bond purchases to support credit markets.

Despite disruptions, issuance of high-yield bonds rose to record highs beginning in May 2020 amid low interest rates and borrowing costs. Pandemic-related revenue reductions drove the increase in issuance, while low yields on other bonds increased investor interest in high-yield debt.

High-yield bonds issued by energy companies contributed the most to the Index’s return, as numerous credit rating downgrades following a decline in oil prices meant that energy companies represented approximately 24% of the Index on average. While revenues declined for many formerly high-quality bond issuers in the energy industry, a partial recovery in oil prices in May and June 2020 worked in their favor. High-yield consumer cyclicals industry bonds were also contributors, as Fed purchases helped automotive bonds that credit rating agencies had downgraded during the pandemic. High-yield bonds issued in the communications industry advanced as well, strengthened by regulatory approval of the consolidation of companies in the wireless industry.

Turning to performance by credit rating, the higher-rated segments of the Index rose meaningfully, while the lowest-rated portion declined substantially. During the reporting period, high-yield credit spreads, or yield differentials relative to U.S. Treasuries, widened amid considerable volatility. These credit spreads increased notably in early 2020 as investors sold lower-rated assets in response to the coronavirus. Fed bond purchases, including “fallen angels,” led to reduced volatility and somewhat lower high-yield credit spreads later in 2020, although these spreads remained higher than before. Finally, investor concerns about possible bankruptcies negatively affected lower-rated high-yield bonds.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	9.0%
Ba	74.1
B	13.3
Caa	1.5
C	0.2
Not Rated	1.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	43.1%
5-10 Years	23.0
10-15 Years	10.5
15-20 Years	10.7
More than 20 Years	12.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	13

Schedule of Investments October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)(b)	$3,260	$3,319,065
MDC Partners Inc., 6.50%, 05/01/24 (Call 11/30/20)(a)(b)	8,223	7,860,448
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%, 02/15/24 (Call 11/30/20)(b)	4,896	4,974,042
6.25%, 06/15/25 (Call 06/15/22)(a)	3,790	3,863,431

		20,016,986

Aerospace & Defense — 1.7%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	11,142	11,724,727
5.87%, 02/23/22	5,160	5,429,610
6.88%, 05/01/25 (Call 04/01/25)	11,504	12,798,200
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)(b)	4,530	4,605,146
7.50%, 04/15/25 (Call 04/15/22)(a)	11,190	11,301,900
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)(b)	9,029	10,022,190
TransDigm Inc.
6.50%, 07/15/24 (Call 11/30/20)	10,817	10,818,502
6.50%, 05/15/25 (Call 11/30/20)	7,125	7,125,000
Triumph Group Inc.
6.25%, 09/15/24 (Call 11/30/20)(a)(b)	4,991	4,317,215
7.75%, 08/15/25 (Call 11/30/20)	750	488,250
8.88%, 06/01/24 (Call 02/01/23)(a)	6,600	7,003,680

		85,634,420

Agriculture — 0.2%
Vector Group Ltd., 6.13%, 02/01/25 (Call 11/30/20)(a)	8,200	8,197,950

Airlines — 1.3%
Air Canada, 7.75%, 04/15/21(a)	3,802	3,802,000
American Airlines Group Inc., 5.00%, 06/01/22(a)(b)	4,800	3,132,000
American Airlines Inc., 11.75%, 07/15/25(a)	23,550	22,915,327
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	8,200	7,148,760
3.40%, 04/19/21	3,400	3,387,250
3.63%, 03/15/22 (Call 02/15/22)	9,575	9,352,374
3.80%, 04/19/23 (Call 03/19/23)	4,750	4,534,231
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)(b)	5,135	5,434,542
United Airlines Holdings Inc.
4.25%, 10/01/22(b)	3,964	3,603,046
4.88%, 01/15/25(b)	3,012	2,529,176

		65,838,706

Apparel — 0.7%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	8,450	8,801,097
5.38%, 05/15/25 (Call 05/15/22)(a)	6,530	6,864,662
Levi Strauss & Co., 5.00%, 05/01/25 (Call 11/30/20)(b)	9,245	9,470,347
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	4,275	4,200,188
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(a)	4,775	5,027,359

		34,363,653

Auto Manufacturers — 3.4%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 11/10/20)(a)	9,602	9,693,939
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (Call 11/30/20)(a)(b)	3,655	3,682,413
10.50%, 11/30/25 (Call 11/01/24)	1,760	1,760,000
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 11/30/20)(a)	6,292	6,354,920

Security	Par (000)	Value

Auto Manufacturers (continued)
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23(b)	$14,193	$15,041,600
Ford Motor Co.
8.50%, 04/21/23	25,695	28,360,856
9.00%, 04/22/25 (Call 03/22/25)	27,999	33,029,860
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	700	693,397
3.09%, 01/09/23	6,050	5,989,500
3.10%, 05/04/23(b)	900	886,647
3.22%, 01/09/22(b)	1,500	1,492,345
3.34%, 03/18/21	600	600,000
3.34%, 03/28/22 (Call 02/28/22)	1,750	1,744,167
3.35%, 11/01/22	4,650	4,632,563
3.37%, 11/17/23	4,790	4,737,154
4.06%, 11/01/24 (Call 10/01/24)(b)	2,500	2,507,000
4.13%, 08/04/25	2,800	2,785,695
4.14%, 02/15/23 (Call 01/15/23)	1,100	1,110,176
4.25%, 09/20/22(b)	3,500	3,550,916
4.38%, 08/06/23	1,100	1,122,110
5.13%, 06/16/25 (Call 05/16/25)(b)	6,905	7,188,381
5.58%, 03/18/24 (Call 02/18/24)	4,400	4,613,224
5.60%, 01/07/22	3,000	3,072,000
5.88%, 08/02/21	3,000	3,063,120
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 11/30/20)(a)(b)	4,469	4,328,159
7.75%, 10/15/25 (Call 10/15/22)(a)	2,065	2,079,842
Navistar International Corp., 9.50%, 05/01/25 (Call 05/01/22)(a)	6,030	6,681,994
Tesla Inc., 5.30%, 08/15/25 (Call 11/30/20)(a)(b)	4,500	4,658,634

		165,460,612

Auto Parts & Equipment — 1.3%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	5,975	6,578,176
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 11/30/20)(b)	6,600	6,659,796
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	4,945	5,229,832
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 11/30/20)(a)	3,850	3,975,125
Dana Inc., 5.50%, 12/15/24 (Call 11/30/20)(b)	4,507	4,584,934
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/30/20)(b)	9,764	9,699,631
9.50%, 05/31/25 (Call 05/31/22)	7,195	7,900,254
Meritor Inc., 6.25%, 02/15/24 (Call 11/30/20)(b)	4,519	4,603,731
ZF North America Capital Inc.
4.50%, 04/29/22(a)	5,400	5,534,674
4.75%, 04/29/25(a)	10,069	10,401,097

		65,167,250

Banks — 1.9%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(c)	4,815	5,010,913
4.13%, 03/09/21 (Call 02/09/21)	4,966	4,992,816
4.75%, 02/16/24 (Call 11/16/23)	5,187	5,569,541
5.00%, 08/15/22	10,258	10,860,658
5.00%, 08/01/23	7,489	8,060,036
5.25%, 03/07/25 (Call 12/07/24)(b)	4,000	4,466,667
Commerzbank AG, 8.13%, 09/19/23(a)(b)	9,450	10,845,495
Deutsche Bank AG, 4.50%, 04/01/25(b)	13,800	13,981,411
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/30/20)(a)	4,106	4,138,885
8.25%, 04/15/25 (Call 04/15/21)(a)	6,350	6,433,185

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	$18,497	$19,520,241

		93,879,848

Beverages — 0.2%
Ajecorp BV, 6.50%, 05/14/22 (Call 11/30/20)(a)(b)	4,255	4,222,875
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 11/10/20)(a)	7,500	7,743,750

		11,966,625

Building Materials — 0.4%
BMC East LLC, 5.50%, 10/01/24 (Call 11/16/20)(a)(b)	3,621	3,711,525
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)(b)	4,935	5,159,542
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(a)(b)	3,924	4,016,320
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 11/30/20)(b)	3,374	3,445,237
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 11/30/20)(b)	2,184	2,245,350

		18,577,974

Chemicals — 2.5%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	3,929	4,112,091
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 11/30/20)(a)(b)	4,287	4,329,870
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 11/10/20)(a)(b)	5,103	5,198,142
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 11/30/20)(b)	931	957,794
CF Industries Inc., 3.45%, 06/01/23	7,389	7,564,489
Chemours Co. (The)
6.63%, 05/15/23 (Call 11/30/20)	8,337	8,296,643
7.00%, 05/15/25 (Call 11/30/20)(b)	7,095	7,151,831
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 11/30/20)(a)	3,933	3,683,500
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 11/16/20)(a)(b)	5,978	5,468,376
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 11/30/20)(a)(b)	4,598	4,661,498
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 11/30/20)(a)(b)	3,925	4,025,929
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	9,774	9,668,441
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	4,450	4,394,375
5.25%, 08/01/23 (Call 11/30/20)(a)	4,497	4,464,740
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(a)(b)	3,605	3,649,900
5.25%, 11/01/24 (Call 11/01/21)(a)	5,126	5,241,335
Olin Corp., 9.50%, 06/01/25 (Call 03/01/25)(a)	4,550	5,379,420
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 11/30/20)(a)	5,175	5,092,523
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 11/30/20)(a)	3,800	2,616,571
SPCM SA, 4.88%, 09/15/25 (Call 11/10/20)(a)	3,800	3,905,292
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)(b)	8,407	7,145,950
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 11/30/20)(a)(b)	4,800	4,872,000
Tronox Finance PLC, 5.75%, 10/01/25 (Call 11/30/20)(a)	2,850	2,845,939
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	5,180	5,458,222
Valvoline Inc., 4.38%, 08/15/25 (Call 11/30/20)(b)	1,150	1,183,063
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 11/30/20)(a)(b)	305	260,394

		121,628,328

Security	Par (000)	Value

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 11/30/20)(a)	$5,925	$5,302,875

Commercial Services — 2.6%
ADT Security Corp. (The)
3.50%, 07/15/22	9,247	9,402,812
4.13%, 06/15/23(b)	7,008	7,290,072
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 11/10/20)(a)	4,817	4,780,120
APX Group Inc.
7.63%, 09/01/23 (Call 11/30/20)(b)	4,051	4,090,497
7.88%, 12/01/22 (Call 11/30/20)	6,793	6,782,675
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 11/30/20)(a)	3,397	3,208,573
6.38%, 04/01/24 (Call 11/30/20)(a)	3,366	3,286,058
10.50%, 05/15/25 (Call 05/15/22)(a)(b)	4,465	5,145,912
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	4,015	4,165,562
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)(b)	4,573	4,866,434
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/15/22)(a)(b)	4,695	4,853,456
Laureate Education Inc., 8.25%, 05/01/25 (Call 11/30/20)(a)(b)	7,900	8,415,159
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 11/16/20)(a)(b)	2,322	1,911,089
Nielsen Co Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 11/30/20)(a)(b)	4,964	5,099,021
5.50%, 10/01/21 (Call 11/30/20)(a)	1,138	1,139,717
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 11/30/20)(a)	6,979	6,987,724
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	7,139	7,459,363
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 11/30/20)(a)(b)	5,170	5,326,703
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/30/20)(a)(b)	4,831	4,752,496
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	7,845	8,016,021
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	6,870	7,608,525
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)	7,525	7,724,412
WEX Inc., 4.75%, 02/01/23 (Call 11/30/20)(a)(b)	3,312	3,317,862

		125,630,263

Computers — 1.6%
Dell Inc., 4.63%, 04/01/21(b)	3,943	3,980,851
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 11/16/20)(a)	10,019	10,043,146
7.13%, 06/15/24 (Call 11/16/20)(a)	16,021	16,608,170
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 11/30/20)(b)	3,842	3,496,220
9.38%, 07/15/25 (Call 07/15/22)(a)	6,237	6,611,220
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	9,720	9,910,023
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(a)(b)	4,355	4,742,682
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 11/10/20)(a)	11,835	12,024,360
Vericast Corp.
8.38%, 08/15/22 (Call 11/30/20)(a)	6,081	5,989,785
9.25%, 03/01/21 (Call 11/27/20)(a)	2,145	2,149,032

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 11/30/20)(a)(b)	$2,850	$2,907,060

		78,462,549

Cosmetics & Personal Care — 0.4%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 11/02/20)(a)	3,719	3,786,547
Avon International Operations Inc., 7.88%, 08/15/22 (Call 11/02/20)(a)(b)	5,000	5,093,250
Avon Products Inc., 7.00%, 03/15/23	4,492	4,851,360
Edgewell Personal Care Co., 4.70%, 05/24/22	4,750	4,885,714

		18,616,871

Distribution & Wholesale — 1.0%
Avient Corp.
5.25%, 03/15/23	5,574	5,980,205
5.75%, 05/15/25 (Call 05/15/22)(a)	6,430	6,791,688
Core & Main LP, 6.13%, 08/15/25 (Call 11/30/20)(a)	7,400	7,534,146
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	3,600	3,643,500
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 11/30/20)	6,118	6,339,778
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 11/30/20)(a)(b)	8,950	9,060,756
Performance Food Group Inc., 5.50%, 06/01/24 (Call 11/10/20)(a)	3,446	3,455,230
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)(b)	5,983	4,636,638

		47,441,941

Diversified Financial Services — 3.7%
Credit Acceptance Corp., 5.13%, 12/31/24 (Call 12/31/21)(a)	3,399	3,399,000
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	6,100	5,022,587
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	3,350	3,084,215
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)(b)	4,028	4,118,630
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)	2,275	2,263,625
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	7,015	7,313,137
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	5,308	5,383,639
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)	2,500	2,537,500
LPL Holdings Inc., 5.75%, 09/15/25 (Call 11/10/20)(a)	6,200	6,419,170
Navient Corp.
5.50%, 01/25/23	9,145	9,104,991
5.88%, 03/25/21	5,880	5,935,125
5.88%, 10/25/24	4,245	4,209,002
6.13%, 03/25/24(b)	7,739	7,821,996
6.50%, 06/15/22	9,160	9,399,569
6.63%, 07/26/21	6,632	6,759,898
6.75%, 06/25/25	4,650	4,707,385
7.25%, 01/25/22	6,647	6,850,980
7.25%, 09/25/23(b)	4,975	5,229,969
OneMain Finance Corp.
5.63%, 03/15/23	8,059	8,391,434
6.13%, 05/15/22(b)	8,415	8,797,462
6.13%, 03/15/24 (Call 09/15/23)	12,497	13,152,503

Security	Par (000)	Value

Diversified Financial Services (continued)
6.88%, 03/15/25	$11,325	$12,450,705
7.75%, 10/01/21(b)	5,566	5,810,904
8.88%, 06/01/25 (Call 06/01/22)	5,455	5,982,317
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)(b)	5,920	6,053,200
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	4,560	4,627,032
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	3,216	3,408,960
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 11/30/20)(a)(b)	3,881	3,555,966
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	7,425	7,515,585
Voyager Aviation Holdings LLC/Voyager Finance Co., 9.00%, 08/15/21 (Call 11/30/20)(a)	4,304	2,119,720

		181,426,206

Electric — 0.6%
AES Corp. (The), 5.50%, 04/15/25 (Call 11/30/20)(b)	4,713	4,841,241
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(a)	3,940	4,114,486
InterGen NV, 7.00%, 06/30/23 (Call 11/30/20)(a)(b)	3,783	3,586,757
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	6,757	7,050,118
4.25%, 09/15/24 (Call 07/15/24)(a)	5,035	5,237,659
Talen Energy Supply LLC, 6.50%, 06/01/25 (Call 11/30/20)	4,000	2,396,600
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)(b)	4,000	4,140,000

		31,366,861

Electrical Components & Equipment — 0.5%
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 11/30/20)(b)	4,224	4,226,112
5.38%, 06/15/24 (Call 11/30/20)(b)	3,328	3,404,267
7.13%, 06/15/25 (Call 06/15/22)(a)	14,022	15,135,767

		22,766,146

Electronics — 0.4%
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	3,825	3,815,438
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)(b)	4,886	5,159,127
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	5,001	5,292,725
5.00%, 10/01/25(a)	1,792	1,960,448
5.63%, 11/01/24(a)	3,740	4,103,528

		20,331,266

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)	5,144	5,246,856

Engineering & Construction — 0.5%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)(b)	7,478	8,214,583
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 11/30/20)(a)(b)	8,975	8,391,625
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	4,300	3,891,500
Tutor Perini Corp., 6.88%, 05/01/25 (Call 11/16/20)(a)(b)	4,673	4,431,172

		24,928,880

Entertainment — 3.5%
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)	5,515	5,763,175
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	30,975	31,788,035
Caesars Resort Collection LLC / CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)	9,365	9,616,731
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 11/10/20)(a)	3,750	3,558,562

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 11/30/20)(b)	$4,540	$4,357,310
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	8,770	8,879,625
Cinemark USA Inc.
4.88%, 06/01/23 (Call 11/30/20)(b)	6,737	5,622,970
5.13%, 12/15/22 (Call 11/30/20)	3,900	3,358,875
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 11/10/20)(a)	4,608	4,188,343
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	4,116	4,549,895
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)	9,146	9,373,943
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	10,211	10,879,367
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 11/30/20)(a)(b)	3,625	3,552,500
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/30/20)(a)	4,405	4,157,219
6.38%, 02/01/24 (Call 02/01/21)(a)	5,505	5,268,719
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 11/05/20)(a)	5,491	5,290,304
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 11/16/20)(a)	2,825	2,620,187
Scientific Games International Inc.
5.00%, 10/15/25 (Call 11/30/20)(a)	11,400	11,442,750
8.63%, 07/01/25 (Call 07/01/22)(a)	5,060	5,236,756
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)(b)	4,250	4,434,167
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 11/30/20)(a)(b)	9,082	8,442,476
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)(b)	6,975	7,384,781
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)(b)	5,890	6,204,703
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)(b)	5,575	5,837,279

		171,808,672

Environmental Control — 0.7%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/30/20)(a)	4,600	4,735,700
Covanta Holding Corp., 5.88%, 07/01/25 (Call 11/30/20)(b)	4,150	4,310,812
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)	6,970	6,990,678
4.25%, 06/01/25 (Call 06/01/22)(a)	4,695	4,802,825
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)(b)	5,917	6,152,142
Tervita Corp., 7.63%, 12/01/21 (Call 11/30/20)(a)(b)	5,468	5,262,950

		32,255,107

Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	6,780	6,894,575
5.75%, 03/15/25 (Call 11/30/20)	7,740	7,991,550
B&G Foods Inc., 5.25%, 04/01/25 (Call 11/30/20)	8,950	9,218,500
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 11/30/20)(a)	5,055	5,194,012
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)(b)	4,495	4,780,433
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 11/30/20)(a)	2,000	1,913,760

Security	Par (000)	Value

Food (continued)
Ingles Markets Inc., 5.75%, 06/15/23 (Call 11/30/20)(b)	$2,491	$2,509,683
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 11/30/20)(a)	8,710	8,963,025
Kraft Heinz Foods Co.
3.50%, 06/06/22(b)	3,030	3,160,630
3.95%, 07/15/25 (Call 04/15/25)(b)	8,700	9,404,352
4.00%, 06/15/23 (Call 05/15/23)	4,555	4,873,850
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	8,431	8,736,624
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 11/30/20)(a)	10,050	10,288,687
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/30/20)(a)	5,106	5,074,088
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 11/30/20)(a)(b)	6,147	6,269,086
U.S. Foods Inc.
5.88%, 06/15/24 (Call 11/30/20)(a)	5,607	5,628,026
6.25%, 04/15/25 (Call 04/15/22)(a)	9,470	9,864,584

		110,765,465

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 11/30/20)(a)(b)	5,600	5,684,392
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	13,874	14,560,832

		20,245,224

Forest Products & Paper — 0.2%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	5,373	5,467,028
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 11/30/20)(b)	3,719	3,648,548

		9,115,576

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	6,250	6,671,875
5.63%, 05/20/24 (Call 03/20/24)(b)	6,855	7,309,144
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 11/30/20)(a)	3,671	3,394,145

		17,375,164

Hand & Machine Tools — 0.1%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	6,020	6,262,064

Health Care - Products — 0.4%
Avantor Inc., 6.00%, 10/01/24 (Call 11/06/20)(a)	14,417	15,064,323
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	3,760	3,939,157

		19,003,480

Health Care - Services — 5.3%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 11/30/20)(b)	6,485	6,518,776
6.50%, 03/01/24 (Call 11/30/20)(b)	4,117	4,211,920
Air Methods Corp., 8.00%, 05/15/25 (Call 11/30/20)(a)	2,500	1,850,000
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)	2,640	2,607,000
Centene Corp.
4.75%, 01/15/25 (Call 11/30/20)	12,175	12,521,379
4.75%, 01/15/25 (Call 11/30/20)(b)	9,638	9,912,201
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 11/30/20)	25,197	25,034,479
6.63%, 02/15/25 (Call 02/15/22)(a)	12,750	12,479,062
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	2,455	1,241,003
8.13%, 06/30/24 (Call 06/30/21)(a)	12,025	9,306,147
8.63%, 01/15/24 (Call 01/15/21)(a)	8,387	8,516,474
9.88%, 06/30/23 (Call 11/16/20)(a)(d)	14,449	11,987,510

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Encompass Health Corp.
5.75%, 11/01/24 (Call 11/01/20)	$7,550	$7,550,000
5.75%, 09/15/25 (Call 11/30/20)(b)	900	927,113
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)	5,475	5,388,964
HCA Inc.
5.38%, 02/01/25	23,753	26,343,265
5.88%, 05/01/23	11,817	12,832,750
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(a)	5,965	6,322,900
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	3,589	3,768,450
MEDNAX Inc., 5.25%, 12/01/23 (Call 11/30/20)(a)	7,665	7,743,183
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(b)	7,216	7,515,464
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	2,635	2,655,553
Providence Service Corp. (The), 5.88%, 11/15/25 (Call 11/15/22)(a)	1,445	1,470,287
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 11/30/20)(a)(b)	3,575	3,509,955
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 11/30/20)	17,274	17,572,438
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	5,699	5,825,518
5.13%, 05/01/25 (Call 11/30/20)	12,675	12,560,291
6.75%, 06/15/23(b)	17,314	18,198,053
7.00%, 08/01/25 (Call 11/30/20)(b)	3,800	3,882,358
7.50%, 04/01/25 (Call 04/01/22)(a)	6,515	7,018,023
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 11/30/20)(a)(b)	4,725	4,803,160

		262,073,676

Holding Companies - Diversified — 0.9%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	4,371	3,871,744
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	10,225	10,403,937
6.25%, 02/01/22 (Call 11/30/20)	10,791	10,813,661
6.75%, 02/01/24 (Call 11/30/20)(b)	4,736	4,843,981
Stena AB, 7.00%, 02/01/24(a)	4,715	4,479,250
Stena International SA
5.75%, 03/01/24(a)	3,145	3,034,943
6.13%, 02/01/25 (Call 02/01/22)(a)(b)	3,200	2,992,000
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	4,833	4,591,350

		45,030,866

Home Builders — 2.0%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.38%, 05/15/25 (Call 11/30/20)(a)(b)	3,350	3,415,660
Century Communities Inc., 5.88%, 07/15/25 (Call 11/30/20)(b)	4,245	4,372,987
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)(b)	3,411	3,559,873
KB Home
7.00%, 12/15/21 (Call 09/15/21)	4,342	4,517,960
7.50%, 09/15/22	3,611	3,943,728
7.63%, 05/15/23 (Call 11/15/22)	3,578	3,926,216
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)(b)	5,805	5,942,869
4.50%, 04/30/24 (Call 01/31/24)	6,329	6,820,257
4.75%, 04/01/21 (Call 11/24/20)	5,350	5,382,769
4.75%, 11/15/22 (Call 08/15/22)	4,988	5,248,224

Security	Par (000)	Value

Home Builders (continued)
4.75%, 05/30/25 (Call 02/28/25)	$4,700	$5,165,394
4.88%, 12/15/23 (Call 09/15/23)	3,830	4,148,847
5.88%, 11/15/24 (Call 05/15/24)	3,677	4,133,670
8.38%, 01/15/21(b)	4,125	4,180,146
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	3,250	3,660,150
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	6,328	6,660,220
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	4,314	4,330,177
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	3,343	3,542,349
5.88%, 04/15/23 (Call 01/15/23)(a)(b)	3,542	3,745,984
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	4,151	4,356,973
5.88%, 02/15/22 (Call 11/15/21)	4,095	4,253,681
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	4,375	4,746,875

		100,055,009

Home Furnishings — 0.1%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 11/30/20)	4,741	4,799,522

Household Products & Wares — 0.5%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 11/30/20)(a)(b)	3,600	3,690,000
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 11/15/20)(b)	4,173	4,242,689
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 11/30/20)(a)(b)	8,574	8,724,045
Prestige Brands Inc., 6.38%, 03/01/24 (Call 11/30/20)(a)(b)	5,843	5,959,860
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 11/30/20)	1,000	1,030,000

		23,646,594

Housewares — 0.5%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)(b)	5,980	6,346,275
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	13,260	13,856,324
4.88%, 06/01/25 (Call 05/01/25)	4,600	4,968,000

		25,170,599

Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)(b)	9,285	9,692,689
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27 (Call 10/15/23)(a)	1,510	1,504,438
AssuredPartners Inc., 7.00%, 08/15/25 (Call 11/30/20)(a)	4,050	4,143,150
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	400	458,132
Genworth Holdings Inc.
4.80%, 02/15/24(b)	3,431	3,130,788
4.90%, 08/15/23	3,163	2,941,920
7.20%, 02/15/21	3,270	3,274,087
7.63%, 09/24/21	6,710	6,689,199
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc. (8.38% PIK), 7.63%, 10/15/25 (Call 10/15/22)(a)(b)(e)	1,350	1,343,250
MGIC Investment Corp., 5.75%, 08/15/23(b)	3,234	3,444,210
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	3,740	4,076,600
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	4,089	4,150,335
6.63%, 03/15/25 (Call 09/15/24)	5,055	5,495,745

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
USI Inc./NY, 6.88%, 05/01/25 (Call 11/30/20)(a)(b)	$6,115	$6,222,012

		56,566,555

Internet — 1.6%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	4,144	4,223,427
EIG Investors Corp., 10.88%, 02/01/24 (Call 11/30/20)	3,587	3,724,310
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	4,750	4,974,438
5.38%, 02/01/21(b)	4,698	4,740,517
5.50%, 02/15/22(b)	6,648	6,984,970
5.75%, 03/01/24(b)	3,801	4,209,608
5.88%, 02/15/25(b)	7,241	8,162,508
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	3,998	4,077,535
5.00%, 04/15/25 (Call 11/10/20)(a)(b)	10,050	10,235,523
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	4,790	4,981,121
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	9,270	9,721,912
VeriSign Inc.
4.63%, 05/01/23 (Call 11/30/20)	7,325	7,400,960
5.25%, 04/01/25 (Call 01/01/25)(b)	4,850	5,437,093

		78,873,922

Iron & Steel — 1.0%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	4,816	4,848,599
ArcelorMittal SA
3.60%, 07/16/24(b)	7,025	7,289,632
6.13%, 06/01/25(b)	945	1,093,327
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)(b)	3,942	3,937,730
5.75%, 03/01/25 (Call 11/30/20)(b)	3,600	3,478,500
9.88%, 10/17/25 (Call 10/17/22)(a)	8,650	9,893,437
U.S. Steel Corp., 6.88%, 08/15/25 (Call 11/30/20)(b)	6,500	5,161,000
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	10,320	11,455,200

		47,157,425

Leisure Time — 0.9%
Carlson Travel Inc., 6.75%, 12/15/25 (Call 12/15/21)(a)(b)	3,702	2,591,400
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 11/30/20)(a)(b)	3,927	3,283,252
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 11/30/20)(a)	4,004	3,643,640
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)	4,800	3,318,000
12.25%, 05/15/24 (Call 02/15/24)(a)(b)	6,340	6,996,643
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22(b)	4,400	3,937,340
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	9,875	10,307,031
Viking Cruises Ltd., 13.00%, 05/15/25 (Call 05/15/22)(a)	6,301	7,104,378
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 11/30/20)(b)	3,533	3,545,401

		44,727,085

Lodging — 3.0%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	5,910	6,469,677
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 11/30/20)(a)	4,671	4,423,530
10.75%, 09/01/24 (Call 11/30/20)(a)	5,371	4,874,183
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 11/16/20)	9,868	9,838,396
5.38%, 05/01/25 (Call 05/01/22)(a)	4,425	4,574,801
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 11/16/20)	8,331	8,408,145

Security	Par (000)	Value

Lodging (continued)
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)(b)	$4,565	$4,759,013
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 11/30/20)(a)	3,950	3,935,188
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/18/22)(a)	4,131	4,132,019
5.38%, 05/15/24 (Call 05/15/21)(a)	7,050	7,120,500
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	6,250	6,505,937
6.00%, 03/15/23	11,871	12,299,267
6.75%, 05/01/25 (Call 05/01/22)	6,825	7,179,217
7.75%, 03/15/22	9,239	9,715,501
Station Casinos LLC, 5.00%, 10/01/25 (Call 11/30/20)(a)	3,800	3,774,519
Studio City Finance Ltd.
6.00%, 07/15/25 (Call 07/15/22)(a)	5,016	5,022,270
7.25%, 02/11/24 (Call 02/11/21)(a)	4,650	4,836,000
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	3,801	3,709,649
4.25%, 03/01/22 (Call 12/01/21)	6,404	6,420,010
6.60%, 10/01/25 (Call 07/01/25)	2,700	2,875,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	4,502	4,293,783
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	16,400	15,703,000
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 11/30/20)(a)	5,600	5,374,320

		146,244,425

Machinery — 0.4%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 11/30/20)(a)(b)	3,455	3,332,224
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 11/30/20)(a)	5,090	5,126,054
Terex Corp., 5.63%, 02/01/25 (Call 11/20/20)(a)(b)	5,855	5,939,498
Welbilt Inc., 9.50%, 02/15/24 (Call 11/30/20)(b)	4,018	4,068,331

		18,466,107

Manufacturing — 1.5%
Bombardier Inc.
5.75%, 03/15/22(a)	4,556	4,341,868
6.00%, 10/15/22 (Call 11/30/20)(a)(b)	11,870	10,593,975
6.13%, 01/15/23(a)	12,360	10,540,762
7.50%, 12/01/24 (Call 12/01/20)(a)	8,634	6,428,013
7.50%, 03/15/25 (Call 11/30/20)(a)(b)	13,000	9,425,000
8.75%, 12/01/21(a)(b)	8,850	8,803,980
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/30/20)(a)	4,927	4,609,701
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	3,995	4,244,687
Koppers Inc., 6.00%, 02/15/25 (Call 11/30/20)(a)(b)	4,944	5,067,600
LSB Industries Inc., 9.63%, 05/01/23 (Call 11/30/20)(a)(b)	4,101	4,029,233
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	3,775	3,878,813

		71,963,632

Media — 4.5%
AMC Networks Inc.
4.75%, 12/15/22 (Call 11/30/20)(b)	4,134	4,125,577
4.75%, 08/01/25 (Call 08/01/21)(b)	6,910	6,910,484
5.00%, 04/01/24 (Call 11/30/20)(b)	9,872	9,924,420
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/16/20)(a)(b)	5,372	5,425,720
5.38%, 05/01/25 (Call 11/06/20)(a)	3,050	3,130,534
Cengage Learning Inc., 9.50%, 06/15/24 (Call 11/30/20)(a)	4,810	3,884,075
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)(b)	17,480	15,142,050
CSC Holdings LLC
5.25%, 06/01/24	7,115	7,586,473

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.88%, 09/15/22	$6,138	$6,473,398
6.75%, 11/15/21	8,877	9,275,726
DISH DBS Corp.
5.00%, 03/15/23(b)	13,815	13,887,000
5.88%, 07/15/22	17,848	18,345,194
5.88%, 11/15/24	18,389	18,515,424
6.75%, 06/01/21	18,082	18,443,640
Entercom Media Corp., 7.25%, 11/01/24 (Call 11/30/20)(a)(b)	3,660	3,092,700
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 11/30/20)(a)(b)	3,750	3,571,875
Quebecor Media Inc., 5.75%, 01/15/23(b)	7,724	8,295,576
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 11/16/20)(a)	5,373	5,358,758
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 11/30/20)(a)(b)	9,359	9,429,192
4.63%, 07/15/24 (Call 07/15/21)(a)	14,350	14,797,720
Univision Communications Inc.
5.13%, 02/15/25 (Call 11/10/20)(a)(b)	13,766	13,537,209
9.50%, 05/01/25 (Call 05/01/22)(a)	3,370	3,650,552
Urban One Inc., 7.38%, 04/15/22 (Call 11/30/20)(a)	3,413	3,179,210
Videotron Ltd.
5.00%, 07/15/22	7,882	8,236,762
5.38%, 06/15/24 (Call 03/15/24)(a)	5,679	6,168,012

		220,387,281

Metal Fabricate & Hardware — 0.2%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 11/30/20)(a)(b)	8,492	8,534,460

Mining — 1.7%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 11/30/20)(a)	7,078	7,286,801
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	6,825	7,225,969
Constellium SE
5.75%, 05/15/24 (Call 11/30/20)(a)	3,887	3,936,404
6.63%, 03/01/25 (Call 11/30/20)(a)(b)	6,350	6,454,409
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)	6,525	6,679,642
5.13%, 03/15/23 (Call 12/15/22)(a)	4,850	5,053,094
5.13%, 05/15/24 (Call 02/15/24)(a)	7,200	7,680,672
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	5,945	6,021,790
3.88%, 03/15/23 (Call 12/15/22)(b)	15,681	16,190,632
4.55%, 11/14/24 (Call 08/14/24)(b)	7,149	7,679,680
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(a)(b)	3,490	3,708,125
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)	3,800	3,967,833

		81,885,051

Office & Business Equipment — 0.7%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	5,095	5,290,903
5.50%, 12/01/24 (Call 06/01/24)(b)	5,900	6,505,045
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(b)	3,250	3,136,250
5.95%, 04/01/23 (Call 03/01/23)	691	687,545
Xerox Corp.
4.38%, 03/15/23 (Call 02/15/23)(b)	9,226	9,613,261
4.50%, 05/15/21(b)	3,137	3,184,055

Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	$6,990	$6,874,945

		35,292,004

Oil & Gas — 7.8%
Aker BP ASA, 5.88%, 03/31/25 (Call 03/31/21)(a)(b)	4,850	5,006,170
Antero Resources Corp.
5.00%, 03/01/25 (Call 11/30/20)(b)	3,800	2,820,550
5.13%, 12/01/22 (Call 11/30/20)	7,275	6,747,562
5.38%, 11/01/21 (Call 11/30/20)(b)	9,743	9,762,486
5.63%, 06/01/23 (Call 11/30/20)(b)	5,400	4,553,438
Apache Corp., 4.63%, 11/15/25 (Call 08/15/25)	650	615,875
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27 (Call 11/01/26)(a)	3,116	3,022,520
Baytex Energy Corp., 5.63%, 06/01/24 (Call 11/30/20)(a)	675	363,488
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 11/30/20)	917	907,830
9.25%, 07/15/24 (Call 07/15/21)(a)	1,767	1,917,195
11.00%, 04/15/25 (Call 10/15/21)(a)(b)	4,380	4,244,001
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	4,250	4,207,202
3.80%, 09/15/23 (Call 06/15/23)	4,850	4,899,477
5.38%, 07/15/25 (Call 04/15/25)(b)	9,120	9,610,200
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	12,330	10,326,375
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 11/30/20)(a)	5,636	5,424,650
7.00%, 06/15/25 (Call 06/15/22)(a)	10,400	9,647,040
Comstock Resources Inc., 7.50%, 05/15/25 (Call 11/30/20)(a)	5,754	5,711,804
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	9,550	8,893,437
4.50%, 04/15/23 (Call 01/15/23)(b)	14,350	13,675,550
5.00%, 09/15/22 (Call 11/30/20)	8,050	7,932,809
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 11/30/20)(a)	4,000	3,930,000
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	5,405	3,932,138
Endeavor Energy Resources LP/EER Finance Inc., 6.63%, 07/15/25 (Call 07/15/22)(a)	5,400	5,622,750
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	7,310	7,293,918
7.88%, 02/01/25 (Call 01/01/25)	9,050	10,068,125
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 11/30/20)(a)	4,625	4,244,883
5.75%, 10/01/25 (Call 11/30/20)(a)	2,475	2,280,094
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	4,497	3,912,390
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	3,650	1,692,688
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	4,455	4,553,455
6.13%, 06/30/25 (Call 03/30/25)(a)	5,160	5,326,410
MEG Energy Corp.
6.50%, 01/15/25 (Call 11/30/20)(a)	4,500	4,396,500
7.00%, 03/31/24 (Call 11/30/20)(a)	5,469	5,170,484
Montage Resources Corp., 8.88%, 07/15/23 (Call 11/13/20)	5,161	5,256,847
Murphy Oil Corp.
4.95%, 12/01/22 (Call 09/01/22)	455	434,980
5.75%, 08/15/25 (Call 11/30/20)	4,700	3,860,533
6.88%, 08/15/24 (Call 11/30/20)	5,143	4,534,606
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)	7,750	6,744,050

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
2.60%, 08/13/21	$300	$291,625
2.60%, 04/15/22 (Call 03/15/22)	1,000	940,694
2.70%, 08/15/22	13,176	12,129,852
2.70%, 02/15/23 (Call 11/15/22)	9,150	8,189,250
2.90%, 08/15/24 (Call 07/15/24)	27,600	22,985,280
3.13%, 02/15/22 (Call 11/15/21)	3,600	3,406,500
3.50%, 06/15/25 (Call 03/15/25)	7,300	5,874,310
5.88%, 09/01/25 (Call 06/01/25)(b)	8,550	7,524,000
6.95%, 07/01/24	6,250	5,957,031
8.00%, 07/15/25 (Call 04/15/25)(b)	5,335	5,201,625
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 11/30/20)(a)	3,350	3,446,313
5.38%, 01/15/25 (Call 11/30/20)(a)	6,418	6,550,817
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 11/30/20)	5,600	2,324,000
9.25%, 05/15/25 (Call 05/15/22)(a)	9,260	8,205,021
PDC Energy Inc., 6.13%, 09/15/24 (Call 11/30/20)	3,829	3,660,524
Puma International Financing SA, 5.13%, 10/06/24 (Call 11/10/20)(a)	4,500	3,793,935
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	4,750	3,728,750
5.38%, 10/01/22 (Call 07/01/22)	4,000	3,435,000
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	5,925	5,510,250
5.00%, 08/15/22 (Call 05/15/22)(b)	4,467	4,467,000
5.00%, 03/15/23 (Call 12/15/22)(b)	7,284	7,067,082
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 11/30/20)(a)	3,850	3,680,485
6.75%, 05/01/23 (Call 11/30/20)(a)	4,207	4,182,021
6.88%, 06/30/23 (Call 11/30/20)(a)	2,851	2,851,000
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	3,991	3,810,158
Southwestern Energy Co., 6.45%, 01/23/25 (Call 10/23/24)(b)	7,934	7,963,752
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 11/30/20)	9,917	9,964,106
Teine Energy Ltd., 6.88%, 09/30/22 (Call 11/30/20)(a)(b)	3,305	3,263,688
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	4,470	2,726,810
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	2,184	1,922,830
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	5,472	3,454,200
Vantage Drilling International, 9.25%, 11/15/23 (Call 11/30/20)(a)	450	235,125
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	4,599	4,777,211
8.25%, 08/01/23 (Call 06/01/23)	4,045	4,540,512

		381,605,267

Oil & Gas Services — 0.4%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)	650	570,917
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 11/30/20)	1,850	1,550,917
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	2,000	1,615,000
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 11/30/20)(a)	1,560	1,414,400

Security	Par (000)	Value

Oil & Gas Services (continued)
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(a)	$4,375	$4,262,562
11.00%, 12/01/24 (Call 12/01/21)(a)(b)	18,778	11,102,492

		20,516,288

Packaging & Containers — 2.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(a)(b)	6,919	7,239,557
6.00%, 02/15/25 (Call 11/10/20)(a)	7,474	7,720,699
Ball Corp.
4.00%, 11/15/23	9,852	10,398,885
5.00%, 03/15/22	7,547	7,858,314
5.25%, 07/01/25	7,000	7,921,550
Berry Global Inc., 5.13%, 07/15/23 (Call 11/30/20)(b)	3,419	3,460,883
CANPACK SA/Eastern PA Land Investment Holding LLC, 3.13%, 11/01/25 (Call 11/01/22)(a)(b)	760	769,500
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	10,021	10,417,410
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 11/30/20)(a)(b)	5,909	5,785,706
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)	3,849	3,855,014
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 11/30/20)(a)	13,365	13,358,531
7.25%, 04/15/25 (Call 11/30/20)(a)(b)	12,412	11,934,936
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	6,579	6,917,818
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 11/30/20)(a)	4,500	4,511,250
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23 (Call 11/30/20)(a)(b)	3,623	3,668,288
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	3,952	4,136,632
5.13%, 12/01/24 (Call 09/01/24)(a)	3,935	4,294,069
5.25%, 04/01/23 (Call 01/01/23)(a)	4,348	4,592,575
5.50%, 09/15/25 (Call 06/15/25)(a)	3,600	4,011,750

		122,853,367

Pharmaceuticals — 2.8%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 11/30/20)(a)	1,008	1,005,480
5.88%, 05/15/23 (Call 11/30/20)(a)	34	33,915
6.13%, 04/15/25 (Call 11/30/20)(a)	28,925	29,684,281
7.00%, 03/15/24 (Call 11/30/20)(a)	18,251	18,912,599
Elanco Animal Health Inc.
4.91%, 08/27/21(b)	4,321	4,418,223
5.27%, 08/28/23 (Call 07/28/23)	7,400	8,001,044
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)	2,732	2,074,954
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	451	483,792
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	5,300	5,619,590
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	1,980	2,017,125
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	17,670	17,433,222
2.80%, 07/21/23	27,156	25,755,294
6.00%, 04/15/24 (Call 01/15/24)	11,141	11,230,128
7.13%, 01/31/25 (Call 10/31/24)	8,986	9,311,742

		135,981,389

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 3.9%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 11/30/20)(a)	$3,916	$3,798,520
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 11/16/20)	6,070	5,676,664
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/30/20)(a)	6,726	6,557,850
Buckeye Partners LP
4.13%, 03/01/25 (Call 02/01/25)(a)	4,398	4,156,110
4.15%, 07/01/23 (Call 04/01/23)	5,159	5,100,961
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 11/30/20)	7,000	7,120,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 11/30/20)	4,100	3,717,333
6.25%, 04/01/23 (Call 11/16/20)	7,360	7,120,285
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	4,788	4,792,988
4.75%, 09/30/21 (Call 06/30/21)(a)	4,386	4,401,351
4.95%, 04/01/22 (Call 01/01/22)(b)	3,007	3,053,984
5.38%, 07/15/25 (Call 04/15/25)	7,620	8,001,000
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	5,550	4,767,943
4.40%, 04/01/24 (Call 01/01/24)	5,298	4,797,127
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	4,074	3,952,513
4.75%, 07/15/23 (Call 06/15/23)	10,400	10,339,292
6.00%, 07/01/25 (Call 04/01/25)(a)	6,660	6,793,200
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 11/30/20)	2,385	2,051,601
6.00%, 05/15/23 (Call 11/30/20)	4,174	3,808,775
6.50%, 10/01/25 (Call 11/30/20)	825	687,299
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	8,700	8,937,423
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 11/30/20)	1,725	849,563
7.50%, 11/01/23 (Call 11/30/20)	5,384	2,907,360
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	4,825	4,779,162
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	5,435	5,457,311
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 11/30/20)	4,864	3,781,760
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	4,825	4,974,113
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	3,300	3,286,826
Ruby Pipeline LLC, 7.75%, 04/01/22(a)	707	594,205
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 11/30/20)(a)	4,748	4,534,340
5.50%, 09/15/24 (Call 11/30/20)(a)	6,555	6,277,965
7.50%, 10/01/25 (Call 10/01/22)(a)	5,460	5,514,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 11/30/20)	5,384	5,390,730
5.13%, 02/01/25 (Call 11/30/20)	4,425	4,436,062
5.25%, 05/01/23 (Call 11/02/20)	5,940	5,940,000
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	4,600	4,230,528
4.00%, 07/01/22 (Call 04/01/22)	5,050	5,055,454
4.10%, 02/01/25 (Call 01/01/25)	9,350	8,862,321

Security	Par (000)	Value

Pipelines (continued)
5.38%, 06/01/21 (Call 03/01/21)	$2,750	$2,767,188

		189,272,107

Real Estate — 0.8%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 11/30/20)(a)(b)	9,350	9,379,219
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 11/30/20)	10,725	10,478,325
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(b)	5,438	5,755,783
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	3,947	3,937,132
7.63%, 06/15/25 (Call 06/15/22)(a)	5,075	5,360,469
WeWork Companies Inc., 7.88%, 05/01/25(a)	4,750	3,004,375

		37,915,303

Real Estate Investment Trusts — 4.2%
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/22)	9,525	10,489,406
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 11/30/20)(a)	12,275	12,277,106
Felcor Lodging LP, 6.00%, 06/01/25 (Call 11/16/20)(b)	3,250	3,186,524
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)(b)	4,765	4,931,775
6.00%, 04/15/25 (Call 04/15/22)(a)	4,090	4,309,838
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	5,026	4,622,764
4.75%, 10/01/24 (Call 07/01/24)	7,155	6,838,992
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)	5,144	4,996,515
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.63%, 06/15/25 (Call 03/15/25)(a)(b)	7,250	7,373,019
5.63%, 05/01/24 (Call 02/01/24)(b)	9,833	10,341,858
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24 (Call 11/30/20)	4,859	4,963,711
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)(b)	5,225	5,002,938
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)(b)	5,550	5,812,931
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 11/30/20)(b)	3,842	3,755,928
SBA Communications Corp.
4.00%, 10/01/22 (Call 11/30/20)	7,196	7,252,430
4.88%, 09/01/24 (Call 11/30/20)(b)	10,632	10,894,079
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	8,350	7,376,625
4.50%, 06/15/23 (Call 12/15/22)(b)	5,050	4,839,895
4.50%, 03/15/25 (Call 09/15/24)(b)	2,500	2,150,000
4.65%, 03/15/24 (Call 09/15/23)	3,300	2,974,125
5.00%, 08/15/22 (Call 02/15/22)(b)	4,450	4,406,266
7.50%, 09/15/25 (Call 06/15/25)	7,050	7,372,523
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/18/20)(b)	5,061	5,059,870
4.75%, 03/15/25 (Call 09/15/24)	4,695	4,565,981
5.00%, 12/15/21 (Call 09/15/21)	6,450	6,433,875
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 11/30/20)(a)(b)	4,850	4,637,303
7.88%, 02/15/25 (Call 02/15/22)(a)	21,355	22,636,558
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 11/30/20)(a)	5,129	5,199,524
8.25%, 10/15/23 (Call 11/30/20)	10,261	10,098,983

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)	$7,145	$7,149,208
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	4,550	4,515,875

		206,466,425

Retail — 4.6%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 11/30/20)(a)	14,336	14,622,720
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	4,755	5,068,069
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)(b)	3,430	3,665,813
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	3,371	3,384,147
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(a)	4,530	4,467,713
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	1,130	1,108,813
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)	6,970	6,830,600
8.50%, 10/30/25 (Call 10/30/21)(a)	5,775	5,969,848
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 11/30/20)	2,435	2,263,333
6.75%, 01/15/22 (Call 11/30/20)(b)	2,591	2,375,083
6.75%, 06/15/23 (Call 11/16/20)	3,280	2,949,267
10.00%, 04/15/25 (Call 04/15/22)(a)	3,850	4,201,313
GameStop Corp., 6.75%, 03/15/21 (Call 11/30/20)(a)(b)	2,996	2,992,255
Gap Inc. (The)
8.38%, 05/15/23(a)	4,795	5,358,892
8.63%, 05/15/25 (Call 05/15/22)(a)	7,060	7,767,437
Golden Nugget Inc.
6.75%, 10/15/24 (Call 11/30/20)(a)(b)	12,389	10,506,120
8.75%, 10/01/25 (Call 11/30/20)(a)	5,675	4,649,953
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	7,295	7,769,248
L Brands Inc.
5.63%, 10/15/23	4,538	4,742,664
6.88%, 07/01/25 (Call 07/01/22)(a)	6,730	7,217,925
9.38%, 07/01/25(a)	4,540	5,266,400
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)(b)	12,475	13,020,781
Macy’s Retail Holdings Inc., 3.45%, 01/15/21 (Call 12/15/20)	2,350	2,331,200
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	5,000	4,170,550
3.63%, 06/01/24 (Call 03/01/24)(b)	4,200	3,215,226
3.88%, 01/15/22 (Call 10/15/21)	2,100	1,978,959
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)	4,955	4,967,387
PetSmart Inc.
5.88%, 06/01/25 (Call 11/30/20)(a)(b)	10,550	10,733,012
7.13%, 03/15/23 (Call 11/30/20)(a)	18,103	18,012,485
8.88%, 06/01/25 (Call 11/10/20)(a)	6,501	6,564,060
QVC Inc.
4.38%, 03/15/23	7,590	7,865,137
4.45%, 02/15/25 (Call 11/15/24)(b)	5,207	5,386,121
4.85%, 04/01/24(b)	5,575	5,781,609
Rite Aid Corp.
6.13%, 04/01/23 (Call 11/30/20)(a)	3,350	3,182,500
7.50%, 07/01/25 (Call 07/01/22)(a)	3,765	3,765,000
8.00%, 11/15/26 (Call 01/15/23)(a)	3,380	3,388,450
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 11/30/20)	5,442	5,501,590
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)(b)	3,044	3,075,523
3.88%, 11/01/20	3,358	3,358,000

Security	Par (000)	Value

Retail (continued)
7.75%, 04/01/25 (Call 04/01/22)(a)	$5,815	$6,380,799

		225,856,002

Semiconductors — 0.3%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	4,300	4,519,219
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	11,425	11,810,594

		16,329,813

Software — 2.0%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)	5,460	5,844,439
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 11/30/20)(a)(b)	3,508	3,570,486
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	4,984	5,415,255
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 11/10/20)(a)	12,624	12,602,792
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 11/30/20)(a)	6,593	6,946,517
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 12/07/20)(a)	1,000	1,047,300
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/21)(a)(b)	4,950	4,964,850
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	5,105	5,176,337
Rackspace Technology Global. Inc., 8.63%, 11/15/24 (Call 11/30/20)(a)(b)	11,500	11,990,347
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 11/30/20)(a)	19,154	19,896,217
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 11/10/20)(a)	3,816	3,797,602
7.50%, 09/01/25 (Call 09/01/21)(a)	8,625	8,745,922
10.50%, 02/01/24 (Call 11/10/20)(a)(b)	7,867	7,296,642

		97,294,706

Storage & Warehousing — 0.1%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 11/30/20)(a)	3,189	3,125,220

Telecommunications — 7.5%
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)(b)	4,239	4,450,950
Series S, 6.45%, 06/15/21	12,127	12,394,303
Series T, 5.80%, 03/15/22(b)	12,863	13,377,520
Series W, 6.75%, 12/01/23	7,452	8,105,391
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	9,033	9,961,863
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 11/30/20)(a)	6,374	6,582,244
CommScope Inc., 5.50%, 03/01/24 (Call 03/01/21)(a)(b)	11,830	12,101,105
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 11/10/20)(a)(b)	11,852	11,765,836
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 11/02/20)(b)	4,264	4,264,000
DKT Finance ApS, 9.38%, 06/17/23 (Call 11/30/20)(a)(b)	4,036	4,158,762
Escrow RCN Corp., 11.63%, 04/15/23	2,653	192,343
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	8,974	9,445,135
Hughes Satellite Systems Corp., 7.63%, 06/15/21	8,549	8,805,470
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 11/30/20)(a)	10,811	10,973,165
9.50%, 09/30/22(a)	3,595	3,920,240
Intrado Corp., 8.50%, 10/15/25 (Call 11/30/20)(a)	9,600	8,643,264
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 11/30/20)(b)	9,225	9,291,512
5.38%, 05/01/25 (Call 11/30/20)	4,700	4,830,966

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Metropolitan Light Co. Ltd., 5.50%, 11/21/22 (Call 11/25/20)(a)	$4,763	$4,888,994
Nokia OYJ, 3.38%, 06/12/22(b)	5,087	5,169,538
Plantronics Inc., 5.50%, 05/31/23 (Call 11/30/20)(a)	4,663	4,489,433
Qwest Corp., 6.75%, 12/01/21(b)	9,239	9,700,950
Sprint Communications Inc.
6.00%, 11/15/22	20,495	21,937,233
11.50%, 11/15/21	9,132	9,944,230
Sprint Corp.
7.13%, 06/15/24(b)	23,196	26,640,316
7.25%, 09/15/21	19,325	20,111,354
7.63%, 02/15/25 (Call 11/15/24)	13,615	16,065,700
7.88%, 09/15/23	37,832	43,175,770
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	13,809	14,897,978
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	9,855	10,183,171
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	4,942	5,112,745
5.13%, 04/15/25 (Call 11/10/20)	4,525	4,629,641
6.00%, 03/01/23 (Call 11/10/20)	12,062	12,077,077
6.00%, 04/15/24 (Call 11/10/20)(b)	9,785	9,958,194
ViaSat Inc., 5.63%, 09/15/25 (Call 11/10/20)(a)(b)	6,250	6,287,187

		368,533,580

Transportation — 1.0%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 11/16/20)(a)	6,324	5,306,890
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 11/30/20)(a)(b)	3,409	3,408,391
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	3,575	3,688,209
XPO Logistics Inc.
6.13%, 09/01/23 (Call 11/30/20)(a)	5,458	5,539,870
6.25%, 05/01/25 (Call 05/01/22)(a)	10,715	11,388,116
6.50%, 06/15/22 (Call 11/30/20)(a)(b)	8,523	8,554,450
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	10,121	10,710,042

		48,595,968

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	1,186	1,161,094
6.75%, 03/15/22 (Call 11/30/20)(a)(b)	6,340	6,279,312

		7,440,406

Total Corporate Bonds & Notes — 97.3% (Cost: $4,789,801,269)		4,771,743,872

Floating Rate Loan Interests

Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 2020 2nd Lien Term Loan, 1.00%, 11/01/25(f)	5,941	6,245,476

Total Floating Rate Loan Interests — 0.1% (Cost: $5,941,000)		6,245,476

Security	Shares (000)	Value

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(g)(h)	9	$0	(i)

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(h)	93	148,950

Total Warrants — 0.0% (Cost $399,378)		148,950

Short-Term Investments

Money Market Funds — 11.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(j)(k)(l)	479,601	479,936,596
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(j)(k)	102,009	102,009,000

		581,945,596

Total Short-Term Investments — 11.9% (Cost: $581,751,091)		581,945,596

Total Investments in Securities — 109.3% (Cost: $5,377,892,738)		5,360,083,894

Other Assets, Less Liabilities — (9.3)%		(455,785,440)

Net Assets — 100.0%		$4,904,298,454

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	Fixed rate.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Non-income producing security.
(i)	Rounds to less than $1.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$516,938,670	$—	$(36,931,132	)(a)	$(56,691)	$(14,251)	$479,936,596	479,601	$3,654,124	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	152,413,000	—	(50,404,000	)(a)	—	—	102,009,000	102,009	722,186		—

					$(56,691)	$(14,251)	$581,945,596		$4,376,310		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Corporate Bonds & Notes	$—	$4,771,743,872	$—		$4,771,743,872
Floating Rate Loan Interests	—	6,245,476	—		6,245,476
Warrants	—	148,950	0	(a)	148,950
Money Market Funds	581,945,596	—	—		581,945,596

	$581,945,596	$4,778,138,298	$0	(a)	$5,360,083,894

(a)	Rounds to less than $1.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$2,225	$2,172,156
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)(b)	765	776,475
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)	2,701	2,690,088
4.00%, 02/15/30 (Call 02/15/25)	1,970	1,987,238
4.88%, 01/15/29 (Call 01/15/24)	1,170	1,216,800
5.75%, 02/01/26 (Call 02/01/21)	3,359	3,475,557
MDC Partners Inc., 6.50%, 05/01/24 (Call 11/30/20)(a)(b)	4,053	3,877,991
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	1,726	1,199,570
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	2,119	1,946,831
5.00%, 08/15/27 (Call 08/15/22)(a)	2,897	2,744,937
5.63%, 02/15/24 (Call 11/30/20)(b)	1,887	1,901,153
6.25%, 06/15/25 (Call 06/15/22)(a)	2,050	2,092,281
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	4,596	4,698,238

		30,779,315

Aerospace & Defense — 1.8%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	5,597	5,889,723
5.87%, 02/23/22	2,287	2,412,213
5.90%, 02/01/27(b)	2,971	3,253,245
5.95%, 02/01/37(b)	2,419	2,636,710
6.75%, 01/15/28(b)	1,504	1,716,320
6.88%, 05/01/25 (Call 04/01/25)	5,525	6,146,562
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/20)(a)(b)	1,310	1,365,675
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	2,435	2,498,919
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	4,325	4,119,562
5.75%, 10/15/27 (Call 07/15/27)(a)	2,125	2,151,563
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	2,999	2,900,213
5.38%, 05/01/26 (Call 05/01/21)(a)	2,285	2,307,850
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	675	645,503
3.95%, 06/15/23 (Call 05/15/23)(b)	1,319	1,177,208
4.60%, 06/15/28 (Call 03/15/28)(b)	3,219	2,677,194
5.50%, 01/15/25 (Call 10/15/22)(a)(b)	375	381,563
7.50%, 04/15/25 (Call 04/15/22)(a)	5,266	5,305,442
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	3,679	4,091,508
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(b)	11,735	11,456,294
6.25%, 03/15/26 (Call 03/15/22)(a)(b)	18,951	19,756,228
6.38%, 06/15/26 (Call 06/15/21)	4,396	4,383,691
6.50%, 07/15/24 (Call 11/30/20)(b)	5,020	5,013,725
6.50%, 05/15/25 (Call 11/30/20)	3,391	3,391,000
7.50%, 03/15/27 (Call 03/15/22)	2,530	2,613,110
8.00%, 12/15/25 (Call 04/08/22)(a)(b)	4,585	4,964,638
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)	1,832	1,822,840
Triumph Group Inc.
5.25%, 06/01/22 (Call 11/30/20)	1,112	947,980
6.25%, 09/15/24 (Call 11/30/20)(a)(b)	2,428	2,096,651
7.75%, 08/15/25 (Call 11/30/20)(b)	2,424	1,563,480

Security	Par (000)	Value

Aerospace & Defense (continued)
8.88%, 06/01/24 (Call 02/01/23)(a)	$2,646	$2,808,861

		112,495,471

Agriculture — 0.2%
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 11/30/20)(a)	1,516	1,561,480
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)	1,945	2,061,700
Vector Group Ltd.
6.13%, 02/01/25 (Call 11/30/20)(a)(b)	3,729	3,719,678
10.50%, 11/01/26 (Call 11/01/21)(a)	2,593	2,670,790

		10,013,648

Airlines — 0.7%
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	1,630	813,338
5.00%, 06/01/22(a)	2,801	1,815,608
American Airlines Inc., 11.75%, 07/15/25(a)	10,850	10,551,625
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	4,005	3,486,450
3.63%, 03/15/22 (Call 02/15/22)	3,572	3,500,503
3.75%, 10/28/29 (Call 07/28/29)	2,860	2,389,826
3.80%, 04/19/23 (Call 03/19/23)	2,613	2,471,361
4.38%, 04/19/28 (Call 01/19/28)	2,325	2,010,121
7.38%, 01/15/26 (Call 12/15/25)(b)	5,075	5,252,625
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)(b)	3,815	4,043,900
United Airlines Holdings Inc.
4.25%, 10/01/22(b)	1,806	1,642,196
4.88%, 01/15/25(b)	1,494	1,254,512
5.00%, 02/01/24(b)	1,190	1,041,250

		40,273,315

Apparel — 0.4%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	3,668	3,820,405
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	4,232	4,549,400
5.38%, 05/15/25 (Call 05/15/22)(a)	3,465	3,646,912
Levi Strauss & Co., 5.00%, 05/01/25 (Call 11/30/20)(b)	3,401	3,486,025
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	2,034	1,985,693
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	2,803	2,708,090
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	2,035	2,136,750
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	2,224	2,333,810
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)(a)(b)	967	974,253
6.38%, 05/15/25 (Call 05/15/22)(a)	1,150	1,224,750

		26,866,088

Auto Manufacturers — 2.8%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)	2,067	2,129,010
5.00%, 10/01/24 (Call 11/10/20)(a)	4,206	4,243,644
5.88%, 06/01/29 (Call 06/01/24)(a)	2,262	2,474,062
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (Call 11/30/20)(a)(b)	1,825	1,823,175
10.50%, 11/30/25	415	415,000
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 11/30/20)(a)	2,979	2,982,724
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	6,435	6,861,319
Ford Holdings LLC, 9.30%, 03/01/30(b)	223	268,760
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	4,168	4,198,468
4.75%, 01/15/43	5,275	4,872,517

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.29%, 12/08/46 (Call 06/08/46)	$3,453	$3,264,242
6.38%, 02/01/29(b)	547	569,222
6.63%, 10/01/28	1,435	1,603,613
7.40%, 11/01/46	1,100	1,205,875
7.45%, 07/16/31	4,725	5,628,656
8.50%, 04/21/23	9,545	10,535,294
9.00%, 04/22/25 (Call 03/22/25)	9,805	11,554,163
9.63%, 04/22/30 (Call 01/22/30)	2,810	3,772,425
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(b)	2,318	2,303,026
3.09%, 01/09/23(b)	4,054	4,013,460
3.10%, 05/04/23	2,636	2,603,050
3.22%, 01/09/22	1,865	1,853,362
3.34%, 03/28/22 (Call 02/28/22)	2,353	2,347,117
3.35%, 11/01/22	3,131	3,119,259
3.37%, 11/17/23	2,570	2,547,512
3.55%, 10/07/22(b)	1,000	992,440
3.66%, 09/08/24	2,015	1,997,772
3.81%, 10/12/21(b)	2,000	2,010,000
3.81%, 01/09/24 (Call 11/09/23)	1,565	1,563,138
3.82%, 11/02/27 (Call 08/02/27)	2,191	2,130,748
4.06%, 11/01/24 (Call 10/01/24)	3,729	3,739,441
4.13%, 08/04/25	4,266	4,237,460
4.13%, 08/17/27 (Call 06/17/27)	3,565	3,511,525
4.14%, 02/15/23 (Call 01/15/23)	2,399	2,416,992
4.25%, 09/20/22	1,850	1,876,191
4.27%, 01/09/27 (Call 11/09/26)	2,672	2,668,660
4.38%, 08/06/23	3,093	3,143,571
4.39%, 01/08/26	5,414	5,454,605
4.54%, 08/01/26 (Call 06/01/26)	2,465	2,508,137
4.69%, 06/09/25 (Call 04/09/25)(b)	1,782	1,824,768
5.11%, 05/03/29 (Call 02/03/29)	4,175	4,336,781
5.13%, 06/16/25 (Call 05/16/25)(b)	4,605	4,799,745
5.58%, 03/18/24 (Call 02/18/24)	3,650	3,836,004
5.60%, 01/07/22(b)	2,875	2,944,000
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	2,271	1,918,995
5.63%, 02/01/23 (Call 11/30/20)(a)	2,250	2,224,687
7.75%, 10/15/25 (Call 10/15/22)(a)	1,940	1,935,150
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/21)(a)	2,445	2,598,570
Mclaren Finance PLC, 5.75%, 08/01/22 (Call 11/30/20)(a)(b)	1,647	1,511,123
Navistar International Corp.
6.63%, 11/01/25 (Call 11/10/20)(a)	4,965	5,133,562
9.50%, 05/01/25 (Call 05/01/22)(a)	2,425	2,687,203
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)	1,795	1,875,775
Tesla Inc., 5.30%, 08/15/25 (Call 11/30/20)(a)	8,231	8,516,016
Wabash National Corp., 5.50%, 10/01/25 (Call 11/16/20)(a)(b)	1,212	1,212,255

		172,794,269

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	3,936	3,768,248
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(a)	3,231	3,446,605
9.00%, 04/15/25 (Call 04/15/22)(a)	2,708	2,977,988
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 11/30/20)(b)	3,379	3,424,414

Security	Par (000)	Value

Auto Parts & Equipment (continued)
6.25%, 03/15/26 (Call 03/15/21)(b)	$1,990	$1,994,378
6.50%, 04/01/27 (Call 04/01/22)	2,659	2,672,295
6.88%, 07/01/28 (Call 07/01/23)	1,170	1,188,907
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	3,225	3,410,760
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)	4,394	4,602,891
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	8,306	8,664,404
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)(a)(b)	1,704	1,141,680
13.00%, 06/01/24 (Call 06/01/22)(a)(b)	1,050	1,141,875
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 11/30/20)(a)	2,017	2,087,595
6.50%, 06/01/26 (Call 06/01/21)(a)(b)	1,696	1,759,600
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	1,705	1,760,412
5.50%, 12/15/24 (Call 11/30/20)(b)	2,104	2,135,560
5.63%, 06/15/28 (Call 06/15/23)	1,905	1,999,678
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)(b)	1,605	1,641,113
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	3,123	3,039,319
5.00%, 05/31/26 (Call 05/31/21)	4,026	3,967,663
5.13%, 11/15/23 (Call 11/30/20)	4,322	4,299,871
9.50%, 05/31/25 (Call 05/31/22)	3,650	4,015,730
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(b)(c)	2,126	2,147,260
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27 (Call 05/15/22)(a)(b)(c)	1,861	1,940,092
IHO Verwaltungs GmbH (7.13% PIK), 6.38%, 05/15/29 (Call 05/15/24)(a)(b)(c)	1,417	1,498,478
Meritor Inc.
6.25%, 02/15/24 (Call 11/30/20)(b)	1,920	1,956,000
6.25%, 06/01/25 (Call 06/01/22)(a)	1,383	1,445,235
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)(b)	2,022	1,546,830
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/20)	1,634	1,274,520
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(a)	1,519	1,610,140
ZF North America Capital Inc.
4.50%, 04/29/22(a)	2,577	2,649,774
4.75%, 04/29/25(a)(b)	4,989	5,163,615

		86,372,930

Banks — 1.7%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(d)	1,850	1,926,312
4.75%, 02/16/24 (Call 11/16/23)	2,426	2,607,950
5.00%, 08/15/22	4,727	4,992,894
5.00%, 08/01/23	3,324	3,581,610
5.25%, 03/07/25 (Call 12/07/24)	2,018	2,252,592
6.13%, 03/09/28(b)	1,877	2,280,555
Commerzbank AG, 8.13%, 09/19/23(a)(b)	4,150	4,763,828
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(d)	6,597	6,399,400
4.50%, 04/01/25(b)	6,815	6,948,839
Deutsche Bank AG/New York NY
4.88%, 12/01/32 (Call 12/01/27)(d)	4,451	4,311,906
5.88%, 07/08/31 (Call 04/08/30)(d)	2,100	2,237,844
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	4,436	6,476,560
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(a)	1,935	1,928,963
8.13%, 11/15/24 (Call 11/30/20)(a)(b)	1,952	1,966,640

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	$3,036	$3,068,182
10.75%, 04/01/24 (Call 04/01/21)(a)(b)	1,258	1,376,629
Goldman Sachs Capital I, 6.35%, 02/15/34	4,858	6,574,462
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	8,687	9,167,805
5.71%, 01/15/26(a)(b)	6,662	7,258,542
Lloyds Banking Group PLC
6.41%, (Call 10/01/35)(a)(b)(d)(e)	1,435	1,695,094
6.66%, (Call 05/21/37)(a)(b)(d)(e)	2,077	2,515,766
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)(b)	1,428	1,528,503
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 11/30/20)(a)(b)	1,695	1,665,126
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(b)(d)(e)	3,375	4,106,261
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(d)	1,476	1,536,232
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(d)	7,050	7,140,538
7.30%, 04/02/34 (Call 04/02/29)(a)(d)	6,150	7,046,178

		107,355,211

Beverages — 0.1%
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 11/10/20)(a)(b)	3,184	3,287,480

Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	1,840	1,849,200

Building Materials — 1.1%
American Woodmark Corp., 4.88%, 03/15/26 (Call 03/15/21)(a)	1,570	1,577,850
BMC East LLC, 5.50%, 10/01/24 (Call 11/16/20)(a)	1,563	1,602,075
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)(b)	1,820	1,945,444
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	2,487	2,623,785
6.75%, 06/01/27 (Call 06/01/22)(a)	2,932	3,144,570
Cornerstone Building Brands Inc.
6.13%, 01/15/29 (Call 09/15/23)(a)	2,315	2,364,888
8.00%, 04/15/26 (Call 04/15/21)(a)	3,169	3,295,760
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)(b)	2,311	2,440,994
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	4,420	4,607,850
James Hardie International Finance DAC
4.75%, 01/15/25 (Call 01/15/21)(a)	1,894	1,941,350
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	1,575	1,669,500
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(a)(b)	2,018	2,043,225
4.88%, 12/15/27 (Call 12/15/22)(a)	1,822	1,881,215
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	930	992,775
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 11/30/20)(b)	1,497	1,535,922
Masonite International Corp.
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	2,237	2,371,220
5.75%, 09/15/26 (Call 09/15/21)(a)(b)	1,175	1,227,875
Norbord Inc.
5.75%, 07/15/27 (Call 07/15/22)(a)	1,966	2,064,300
6.25%, 04/15/23 (Call 01/15/23)(a)(b)	878	939,460
Northwest Hardwoods Inc., 7.50%, 08/01/21 (Call 11/30/20)(a)(f)	50	17,000
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/22)(a)	1,580	1,711,819
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/21)(a)	1,478	1,562,985

Security	Par (000)	Value

Building Materials (continued)
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	$4,633	$4,509,455
4.38%, 07/15/30 (Call 07/15/25)(a)	4,876	5,022,280
4.75%, 01/15/28 (Call 01/15/23)(a)	4,630	4,838,350
5.00%, 02/15/27 (Call 02/15/22)(a)	3,750	3,867,187
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 11/16/20)(a)(b)	1,617	1,637,213
5.25%, 01/15/29 (Call 07/15/23)(a)	2,731	2,812,930
6.50%, 03/15/27 (Call 03/15/22)(a)(b)	1,750	1,833,125
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 11/30/20)(b)	962	986,050
US Concrete Inc., 5.13%, 03/01/29 (Call 09/01/23)(a)(b)	1,440	1,465,200

		70,533,652

Chemicals — 2.2%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)(b)	881	926,460
6.88%, 05/15/43 (Call 02/15/43)(b)	1,294	1,658,145
Atotech Alpha 2 BV (9.50% PIK), 8.75%, 06/01/23 (Call 11/30/20)(a)(b)(c)	956	960,780
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 11/30/20)(a)(b)	1,487	1,498,153
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 11/10/20)(a)	2,363	2,410,260
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	2,245	2,351,638
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 11/30/20)(b)	459	472,210
10.00%, 10/15/25 (Call 11/30/20)(b)	2,098	2,215,257
CF Industries Inc.
3.45%, 06/01/23	3,102	3,171,795
4.95%, 06/01/43(b)	3,516	4,214,629
5.15%, 03/15/34(b)	3,136	3,673,040
5.38%, 03/15/44(b)	2,942	3,611,305
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	2,075	2,036,094
6.63%, 05/15/23 (Call 11/30/20)	3,843	3,833,392
7.00%, 05/15/25 (Call 11/30/20)(b)	3,740	3,768,050
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 11/30/20)(a)	2,110	1,983,400
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 11/16/20)(a)(b)	3,008	2,759,840
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	3,230	3,189,625
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	1,551	1,589,775
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	1,201	1,224,432
4.25%, 10/15/28 (Call 10/15/23)	570	577,838
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,118	2,197,425
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)	2,161	2,312,270
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 11/30/20)(a)(b)	2,170	2,197,125
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(a)	1,100	1,116,720
4.50%, 02/01/26 (Call 02/01/21)(a)(b)	1,419	1,445,606
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)(b)	1,225	1,310,750
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 11/30/20)(a)(b)	1,623	1,673,719

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	$1,068	$1,070,136
5.13%, 10/15/27 (Call 04/15/27)(b)	3,115	3,172,004
5.25%, 12/15/29 (Call 09/15/29)	3,027	3,067,036
5.65%, 12/01/44 (Call 06/01/44)(b)	1,323	1,271,734
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	1,835	1,890,050
Neon Holdings Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)(b)	1,718	1,816,785
Nouryon Holding BV, 8.00%, 10/01/26 (Call 10/01/21)(a)(b)	2,484	2,614,410
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	4,558	4,508,774
5.00%, 05/01/25 (Call 01/31/25)(a)	1,941	1,917,951
5.25%, 08/01/23 (Call 11/30/20)(a)	1,735	1,726,325
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	4,865	4,750,672
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)(b)	2,060	2,080,600
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(a)(b)	1,655	1,676,019
5.25%, 11/01/24 (Call 11/01/21)(a)(b)	2,319	2,371,177
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	2,535	2,554,012
5.13%, 09/15/27 (Call 03/15/22)(b)	2,583	2,621,745
5.63%, 08/01/29 (Call 08/01/24)(b)	3,356	3,469,231
9.50%, 06/01/25 (Call 03/01/25)(a)	1,373	1,623,737
PQ Corp., 5.75%, 12/15/25 (Call 12/15/20)(a)(b)	1,269	1,309,449
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 11/30/20)(a)	2,537	2,502,142
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 11/30/20)(a)	2,002	1,461,460
SPCM SA, 4.88%, 09/15/25 (Call 11/10/20)(a)(b)	2,355	2,422,824
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	4,069	3,397,615
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 11/30/20)(a)(b)	2,487	2,524,305
Tronox Finance PLC, 5.75%, 10/01/25 (Call 11/30/20)(a)	2,184	2,178,540
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)	1,380	1,455,900
6.50%, 04/15/26 (Call 04/15/21)(a)(b)	2,894	2,935,268
Valvoline Inc.
4.25%, 02/15/30 (Call 02/15/25)(a)	2,835	2,891,700
4.38%, 08/15/25 (Call 11/30/20)	3,718	3,824,892
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 11/30/20)(a)(b)	1,595	1,371,700
WR Grace & Co.-Conn, 5.63%, 10/01/24(a)(b)	1,407	1,516,324
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/15/23)(a)	3,366	3,506,564

		137,880,814

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 11/30/20)(a)(b)	1,523	1,005,180
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)	872	778,260
Peabody Energy Corp.
6.00%, 03/31/22 (Call 11/30/20)(a)	742	339,465
6.38%, 03/31/25 (Call 11/30/20)(a)	1,034	310,200
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 11/30/20)(a)	3,125	2,796,875
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/30/20)(a)	1,554	1,546,230

		6,776,210

Security	Par (000)	Value

Commercial Services — 3.6%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 11/30/20)(a)	$1,243	$882,530
ADT Security Corp. (The)
3.50%, 07/15/22(b)	3,922	3,990,539
4.13%, 06/15/23	2,684	2,790,353
4.88%, 07/15/32(a)(b)	3,275	3,372,267
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 11/30/20)(a)	2,172	1,395,510
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 11/10/20)(a)	3,007	2,976,930
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	8,630	9,040,227
9.75%, 07/15/27 (Call 07/15/22)(a)	4,722	5,036,107
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	240	239,100
4.63%, 10/01/27 (Call 10/01/22)(a)	2,299	2,350,727
5.13%, 10/01/24 (Call 11/04/20)(a)	1,345	1,379,432
Aptim Corp., 7.75%, 06/15/25 (Call 11/16/20)(a)	1,782	1,091,475
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	2,530	2,637,525
7.63%, 09/01/23 (Call 11/30/20)	1,843	1,857,514
7.88%, 12/01/22 (Call 11/30/20)	3,312	3,300,756
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	2,587	2,660,186
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	761	641,955
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 11/30/20)(a)	1,719	1,620,158
5.75%, 07/15/27 (Call 07/15/22)(a)	2,202	2,066,907
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	1,211	1,138,340
6.38%, 04/01/24 (Call 11/30/20)(a)	1,429	1,391,489
10.50%, 05/15/25 (Call 05/15/22)(a)	2,030	2,326,887
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	2,939	2,998,750
5.50%, 07/15/25 (Call 07/15/22)(a)	1,213	1,261,775
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)(b)	2,226	2,359,560
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 11/30/20)(a)(b)	1,416	1,428,390
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)	1,994	2,095,814
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(a)(b)	2,708	2,694,460
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	2,559	2,495,025
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	2,830	3,021,025
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)	3,260	3,333,676
4.50%, 07/01/28 (Call 07/01/23)(a)	3,644	3,804,190
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)(b)	1,608	1,685,908
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	5,358	5,506,015
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/15/22)(a)(b)	3,330	3,439,857
5.00%, 06/15/28 (Call 06/15/23)(a)(b)	2,605	2,715,218
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)(b)	1,831	1,863,043
Laureate Education Inc., 8.25%, 05/01/25 (Call 11/30/20)(a)	3,511	3,739,952
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 11/16/20)(a)(b)	1,798	1,474,360
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)	3,765	3,699,112

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Nielsen Co Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 11/30/20)(a)(b)	$2,342	$2,405,702
5.50%, 10/01/21 (Call 11/30/20)(a)	338	338,423
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 11/30/20)(a)	3,147	3,148,573
5.63%, 10/01/28 (Call 10/01/23)(a)	4,405	4,542,656
5.88%, 10/01/30 (Call 10/01/25)(a)	3,275	3,438,750
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)(b)	800	748,400
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	4,310	4,159,150
5.25%, 04/15/24(a)(b)	2,957	3,093,229
5.75%, 04/15/26(a)	5,671	6,039,615
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	6,118	6,182,117
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	5,055	5,399,397
8.25%, 11/15/26 (Call 11/15/21)(a)	6,847	7,462,888
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 11/30/20)(a)	2,098	2,158,318
RR Donnelley & Sons Co., 8.25%, 07/01/27 (Call 07/01/23)	984	1,015,980
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/30/20)(a)(b)	2,106	2,063,880
7.38%, 09/01/25 (Call 09/01/22)(a)	3,715	3,789,300
9.25%, 04/15/25 (Call 03/16/25)(a)	3,481	3,837,802
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	3,855	3,908,006
4.63%, 12/15/27 (Call 12/15/22)	2,243	2,373,386
5.13%, 06/01/29 (Call 06/01/24)	3,290	3,595,411
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)	3,044	3,124,666
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)	235	238,008
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)(b)	2,649	2,701,980
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 11/16/20)(a)(b)	2,811	1,730,733
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)(b)	3,028	3,137,765
3.88%, 02/15/31 (Call 08/15/25)(b)	5,024	5,074,240
4.00%, 07/15/30 (Call 07/15/25)(b)	3,325	3,391,832
4.88%, 01/15/28 (Call 01/15/23)	8,364	8,782,200
5.25%, 01/15/30 (Call 01/15/25)(b)	2,887	3,128,786
5.50%, 05/15/27 (Call 05/15/22)	4,059	4,315,224
5.88%, 09/15/26 (Call 09/15/21)	4,060	4,272,642
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	4,851	5,214,825
WEX Inc., 4.75%, 02/01/23 (Call 11/30/20)(a)	1,733	1,733,000
WW International Inc., 8.63%, 12/01/25 (Call 12/01/20)(a)(b)	1,473	1,535,603

		221,885,531

Computers — 1.2%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	6,656	6,996,122
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	2,835	2,877,525
Dell Inc.
5.40%, 09/10/40	924	997,920
6.50%, 04/15/38	1,736	2,077,228
7.10%, 04/15/28(b)	1,394	1,766,024
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 11/16/20)(a)	6,176	6,400,065

Security	Par (000)	Value

Computers (continued)
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 11/30/20)(b)	$1,860	$1,692,600
9.38%, 07/15/25 (Call 07/15/22)(a)	3,080	3,268,650
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	4,112	4,192,388
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(a)	1,337	1,353,712
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 11/30/20)(a)	1,759	518,905
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(a)(b)	700	705,250
MTS Systems Corp., 5.75%, 08/15/27 (Call 08/15/22)(a)(b)	1,655	1,677,260
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)	2,970	2,940,300
5.25%, 10/01/30 (Call 10/01/25)(a)	1,825	1,806,750
5.75%, 09/01/27 (Call 09/01/22)(a)	2,302	2,372,499
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	2,440	2,555,900
8.13%, 04/15/25 (Call 04/15/22)(a)	895	984,500
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)(b)	1,621	1,664,054
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	1,557	1,650,420
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)(b)	1,701	1,781,900
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(a)	680	712,300
6.75%, 06/01/25 (Call 11/10/20)(a)	5,656	5,739,426
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)(b)	355	367,425
Vericast Corp.
8.38%, 08/15/22 (Call 11/30/20)(a)	2,665	2,618,362
9.25%, 03/01/21 (Call 11/27/20)(a)	229	229,431
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 11/30/20)(a)(b)	545	555,912
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	10,078	10,854,510

		71,357,338

Cosmetics & Personal Care — 0.2%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 11/02/20)(a)	2,170	2,212,727
Avon International Operations Inc., 7.88%, 08/15/22 (Call 11/02/20)(a)	2,315	2,355,513
Avon Products Inc., 7.00%, 03/15/23	2,117	2,286,360
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	2,339	1,830,384
Edgewell Personal Care Co.
4.70%, 05/24/22	1,950	2,008,500
5.50%, 06/01/28 (Call 06/01/23)(a)	3,541	3,721,520
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 11/30/20)	749	72,249
Walnut Bidco PLC, 9.13%, 08/01/24 (Call 08/01/21)(a)	700	715,848

		15,203,101

Distribution & Wholesale — 0.8%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(a)	3,197	3,244,955
5.88%, 05/15/26 (Call 05/15/21)(a)(b)	3,295	3,418,562
Avient Corp.
5.25%, 03/15/23(b)	2,836	3,032,776
5.75%, 05/15/25 (Call 05/15/22)(a)	2,603	2,739,657
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 11/30/20)(a)(b)(c)	1,468	1,479,010
Core & Main LP, 6.13%, 08/15/25 (Call 11/30/20)(a)(b)	3,280	3,329,200
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	1,900	1,923,750

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 11/30/20)(b)	$4,348	$4,511,050
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/21)(a)(b)	2,975	3,111,969
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)(b)	2,493	2,620,766
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 11/30/20)(a)(b)	4,326	4,358,445
Performance Food Group Inc.
5.50%, 06/01/24 (Call 11/10/20)(a)	1,362	1,368,810
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	4,759	4,877,975
6.88%, 05/01/25 (Call 05/01/22)(a)	845	893,588
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)(b)	1,829	1,764,985
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	2,512	2,603,236
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	3,079	2,397,771
9.00%, 11/15/26 (Call 11/15/22)(a)	3,904	2,978,069
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	2,025	1,377,000

		52,031,574

Diversified Financial Services — 2.6%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(a)	1,720	1,724,300
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(d)	3,650	2,890,107
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)	2,536	2,472,600
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	4,858	5,521,053
Aragvi Finance International DAC, 12.00%, 04/09/24(a)(b)	809	843,383
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(a)(b)	1,164	1,024,320
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)(b)	1,674	1,661,445
6.63%, 03/15/26 (Call 03/15/22)(b)	2,115	2,194,313
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)(b)	2,928	2,422,920
Enova International Inc.
8.50%, 09/01/24 (Call 11/30/20)(a)(b)	1,115	1,023,013
8.50%, 09/15/25 (Call 09/15/21)(a)	1,511	1,390,120
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	1,928	1,976,200
Finance of America Funding LLC, 7.88%, 11/15/25(a)	1,050	1,044,750
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	3,108	3,240,090
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(b)(c)	7,030	4,710,046
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)(b)	2,723	2,750,230
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)(b)	2,275	2,309,353
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)	1,180	1,197,700
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	1,877	1,923,925
5.75%, 09/15/25 (Call 11/10/20)(a)	3,757	3,889,810
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (Call 08/15/23)(a)	3,957	3,947,107
6.00%, 01/15/27 (Call 01/15/23)(a)	2,485	2,485,000
9.13%, 07/15/26 (Call 07/15/21)(a)	3,508	3,751,350
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	3,335	3,114,356
5.50%, 01/25/23	4,137	4,126,657
5.63%, 08/01/33	2,264	1,940,791
5.88%, 10/25/24	2,136	2,119,980
6.13%, 03/25/24(b)	3,865	3,913,313

Security	Par (000)	Value

Diversified Financial Services (continued)
6.50%, 06/15/22	$4,452	$4,541,040
6.75%, 06/25/25	2,312	2,346,680
6.75%, 06/15/26	2,379	2,396,843
7.25%, 01/25/22	2,794	2,884,805
7.25%, 09/25/23(b)	2,233	2,341,859
NFP Corp.
6.88%, 08/15/28 (Call 08/15/23)(a)	6,596	6,398,120
7.00%, 05/15/25 (Call 05/15/22)(a)	1,195	1,263,713
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/30/20)(a)(b)	1,377	1,280,610
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	3,311	3,402,184
5.63%, 03/15/23	3,813	3,970,286
6.13%, 05/15/22	3,609	3,757,871
6.13%, 03/15/24 (Call 09/15/23)(b)	5,720	6,012,880
6.63%, 01/15/28 (Call 07/15/27)	3,346	3,659,219
6.88%, 03/15/25	5,451	5,996,100
7.13%, 03/15/26	6,976	7,735,407
7.75%, 10/01/21	1,850	1,937,875
8.25%, 10/01/23	1,332	1,468,530
8.88%, 06/01/25 (Call 06/01/22)	2,667	2,933,700
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 11/30/20)(a)	1,552	1,539,584
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	2,930	2,987,721
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)(b)	1,462	1,533,638
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)	4,612	4,820,739
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(a)	3,100	3,053,500
3.88%, 03/01/31 (Call 03/01/26)(a)	5,570	5,479,487
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	1,100	1,113,750
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	1,628	1,717,540
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 11/30/20)(a)(b)	1,702	1,565,840
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	3,525	3,568,005

		163,315,758

Electric — 2.3%
AES Corp. (The)
5.13%, 09/01/27 (Call 09/01/22)	2,193	2,352,179
5.50%, 04/15/25 (Call 11/30/20)(b)	2,094	2,150,978
6.00%, 05/15/26 (Call 05/15/21)	2,707	2,836,449
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	5,418	5,512,815
4.63%, 02/01/29 (Call 02/01/24)(a)	2,918	2,946,334
5.00%, 02/01/31 (Call 02/01/26)(a)	3,799	3,878,589
5.13%, 03/15/28 (Call 03/15/23)(a)	5,783	5,962,880
5.25%, 06/01/26 (Call 06/01/21)(a)	5,612	5,764,197
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	3,873	4,071,491
5.00%, 09/15/26 (Call 09/15/21)	1,467	1,516,335
5.75%, 10/15/25 (Call 10/15/21)	2,533	2,653,318
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(a)	1,125	1,175,625
4.35%, 04/15/29 (Call 01/15/29)(b)	1,653	1,792,960
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)(b)	2,306	2,414,094
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(d)(e)	7,575	7,852,245
5.63%, (Call 01/22/24)(a)(b)(d)(e)	6,225	6,536,250

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(d)	$5,206	$5,765,645
InterGen NV, 7.00%, 06/30/23 (Call 11/30/20)(a)	1,968	1,859,760
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	875	898,821
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	2,275	2,355,410
4.25%, 07/15/24 (Call 04/15/24)(a)	3,140	3,281,300
4.25%, 09/15/24 (Call 07/15/24)(a)	2,627	2,751,783
4.50%, 09/15/27 (Call 06/15/27)(a)	2,383	2,603,428
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)	3,253	3,525,439
5.75%, 01/15/28 (Call 01/15/23)(b)	3,580	3,860,851
6.63%, 01/15/27 (Call 07/15/21)	5,263	5,539,307
7.25%, 05/15/26 (Call 05/15/21)	4,402	4,652,870
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)(b)	1,034	1,096,012
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	3,235	3,372,908
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	4,311	4,321,885
5.25%, 07/01/30 (Call 07/01/25)	4,445	4,445,000
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)(b)	2,345	2,398,255
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 11/30/20)	2,036	1,209,689
6.63%, 01/15/28 (Call 01/15/23)(a)	1,903	1,817,365
7.25%, 05/15/27 (Call 05/15/22)(a)	3,276	3,282,749
7.63%, 06/01/28 (Call 06/01/23)(a)	1,540	1,507,275
10.50%, 01/15/26 (Call 01/15/22)(a)	3,120	2,127,450
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(a)(b)	1,617	1,633,170
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)(b)	1,575	1,630,125
6.50%, 03/15/40(b)	1,343	1,396,720
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	6,239	6,519,755
5.50%, 09/01/26 (Call 09/01/21)(a)	4,289	4,439,115
5.63%, 02/15/27 (Call 02/15/22)(a)	5,675	5,916,187

		143,625,013

Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	3,640	3,674,580
4.75%, 06/15/28 (Call 06/15/23)(a)	2,510	2,583,091
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	2,978	3,216,240
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)	1,403	1,441,583
5.00%, 04/30/23 (Call 01/30/23)(a)	1,462	1,502,205
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 11/30/20)(b)	1,549	1,547,064
5.38%, 06/15/24 (Call 11/30/20)	1,789	1,829,252
7.13%, 06/15/25 (Call 06/15/22)(a)	5,642	6,079,255
7.25%, 06/15/28 (Call 06/15/23)(a)	5,932	6,495,540

		28,368,810

Electronics — 0.3%
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	1,280	1,276,429
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)(b)	1,223	1,261,414
5.45%, 12/15/24 (Call 09/15/24)(b)	2,162	2,311,955
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(a)(b)	1,779	1,814,580

Security	Par (000)	Value

Electronics (continued)
Sensata Technologies BV
4.88%, 10/15/23(a)	$2,406	$2,550,360
5.00%, 10/01/25(a)(b)	3,026	3,303,318
5.63%, 11/01/24(a)(b)	1,769	1,940,947
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	3,270	3,237,300
4.38%, 02/15/30 (Call 11/15/29)(a)	1,747	1,825,615
TTM Technologies Inc., 5.63%, 10/01/25 (Call 11/30/20)(a)(b)	1,700	1,746,750

		21,268,668

Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	3,175	3,349,625
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	1,947	1,981,073
4.75%, 01/15/30 (Call 01/15/25)(a)	3,031	3,252,233
5.00%, 01/31/28 (Call 07/31/27)(a)	3,112	3,416,431
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	2,252	2,549,420

		14,548,782

Engineering & Construction — 0.6%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(b)	4,632	5,066,018
5.88%, 10/15/24 (Call 07/15/24)	3,317	3,648,700
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 11/30/20)(a)(b)	4,490	4,219,253
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	1,925	1,746,938
4.25%, 09/15/28 (Call 06/15/28)(b)	2,860	2,557,698
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(a)	1,683	1,796,603
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 11/16/20)(b)	1,344	1,373,877
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)	1,260	1,276,015
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	2,905	2,984,887
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 03/15/21)(a)(b)	2,011	2,078,871
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	3,272	3,464,230
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)	1,758	1,801,950
Tutor Perini Corp., 6.88%, 05/01/25 (Call 11/16/20)(a)(b)	2,277	2,168,842
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	1,630	1,650,897

		35,834,779

Entertainment — 2.7%
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)	1,360	1,319,200
AMC Entertainment Holdings Inc.
10.00%, 06/15/26 (Call 06/15/23)(a)	4,011	220,605
10.50%, 04/15/25 (Call 04/15/22)(a)	1,960	1,053,500
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)(b)	1,575	1,598,625
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)	2,262	2,363,790
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(a)	14,660	15,017,236
8.13%, 07/01/27 (Call 07/01/23)(a)	7,885	8,229,535
Caesars Resort Collection LLC / CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)	4,293	4,403,030
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 11/10/20)(a)	7,605	7,222,468
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	2,391	2,169,832

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 11/30/20)(b)	$2,028	$1,951,950
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	2,208	2,045,160
5.50%, 05/01/25 (Call 05/01/22)(a)	3,393	3,435,412
6.50%, 10/01/28 (Call 10/01/23)(a)	1,000	975,000
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	2,435	2,471,525
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	2,845	2,946,353
Cinemark USA Inc.
4.88%, 06/01/23 (Call 11/30/20)(b)	3,453	2,894,961
5.13%, 12/15/22 (Call 11/30/20)	1,816	1,575,380
8.75%, 05/01/25 (Call 05/01/22)(a)	855	882,788
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 11/10/20)(a)	2,016	1,824,480
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21 (Call 11/30/20)(a)(f)	652	316,872
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 11/30/20)(a)(b)	992	922,560
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)(b)	2,162	2,394,415
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 11/30/20)(a)	1,176	981,960
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)(b)	1,606	1,606,000
International Game Technology PLC
5.25%, 01/15/29 (Call 01/15/24)(a)	1,610	1,593,900
6.25%, 02/15/22 (Call 08/15/21)(a)	3,377	3,457,221
6.25%, 01/15/27 (Call 07/15/26)(a)	4,970	5,280,625
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	4,914	5,257,980
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 11/30/20)(a)(b)	1,877	1,839,460
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/30/20)(a)	2,384	2,240,960
6.38%, 02/01/24 (Call 02/01/21)(a)	2,526	2,424,960
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)	4,410	4,053,055
4.88%, 11/01/24 (Call 11/05/20)(a)	2,673	2,573,778
5.63%, 03/15/26 (Call 03/15/21)(a)	946	903,430
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	5,186	5,549,020
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	1,870	1,720,400
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 11/16/20)(a)(f)	2,290	2,129,700
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)(b)	1,675	1,437,904
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(a)	1,435	1,492,587
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(a)	2,007	2,052,559
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)(b)	1,575	1,588,073
Scientific Games International Inc.
5.00%, 10/15/25 (Call 11/30/20)(a)	5,410	5,430,287
7.00%, 05/15/28 (Call 05/15/23)(a)	3,121	3,100,121
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	2,297	2,278,440
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	4,931	5,001,957
8.63%, 07/01/25 (Call 07/01/22)(a)	2,180	2,266,502
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)	1,240	1,302,000

Security	Par (000)	Value

Entertainment (continued)
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 11/30/20)(a)(b)	$4,467	$4,150,915
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	2,268	2,109,920
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	3,201	3,389,059
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(a)	1,555	1,477,250
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	4,170	4,408,211
Twin River Worldwide Holdings Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)(b)	1,994	2,019,085
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	2,230	2,341,500
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	3,320	3,154,000
3.88%, 07/15/30 (Call 07/15/25)(a)	2,179	2,193,283
5.50%, 04/15/26 (Call 04/15/21)(a)(b)	880	913,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	3,328	3,186,560
7.75%, 04/15/25 (Call 04/15/22)(a)	2,777	2,922,029

		168,062,368

Environmental Control — 0.6%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/30/20)(a)	1,933	1,977,865
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,647	2,766,115
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	1,354	1,471,703
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(b)	1,870	1,902,725
5.88%, 07/01/25 (Call 11/30/20)	1,557	1,609,876
6.00%, 01/01/27 (Call 01/01/22)(b)	2,215	2,306,790
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)	2,933	2,933,000
4.25%, 06/01/25 (Call 06/01/22)(a)	1,892	1,929,840
5.13%, 12/15/26 (Call 12/15/22)(a)	2,597	2,727,369
7.00%, 06/01/26 (Call 06/01/21)(a)(b)	1,983	2,067,277
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	1,631	1,777,790
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)(b)	2,320	2,372,200
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)(b)	3,185	3,311,572
Tervita Corp., 7.63%, 12/01/21 (Call 11/30/20)(a)(b)	2,459	2,360,640
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	2,411	2,435,110

		33,949,872

Food — 3.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	2,585	2,535,756
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	3,233	3,284,401
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	3,415	3,312,892
4.63%, 01/15/27 (Call 01/15/23)(a)	5,730	5,908,461
4.88%, 02/15/30 (Call 02/15/25)(a)	4,407	4,680,675
5.75%, 03/15/25 (Call 11/30/20)(b)	3,750	3,864,844
5.88%, 02/15/28 (Call 08/15/22)(a)	3,819	4,038,592
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	2,467	2,733,436
B&G Foods Inc.
5.25%, 04/01/25 (Call 11/30/20)	3,998	4,117,940
5.25%, 09/15/27 (Call 03/01/22)(b)	2,555	2,644,425
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(a)	400	401,320
7.50%, 04/15/25 (Call 11/30/20)(a)	2,429	2,492,810

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Clearwater Seafoods Inc., 6.88%, 05/01/25 (Call 11/30/20)(a)	$1,157	$1,201,556
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	2,305	2,457,706
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 11/30/20)(a)	1,263	1,263,000
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(a)	1,566	1,500,040
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 11/30/20)(a)	1,018	974,104
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/21)(a)	1,510	1,506,225
Ingles Markets Inc., 5.75%, 06/15/23 (Call 11/30/20)	923	929,923
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	8,295	8,429,164
3.75%, 04/01/30 (Call 01/01/30)(a)(b)	4,475	4,701,881
3.88%, 05/15/27 (Call 02/15/27)(a)	5,601	5,925,062
3.95%, 07/15/25 (Call 04/15/25)(b)	6,568	7,102,446
4.00%, 06/15/23 (Call 05/15/23)	900	952,642
4.25%, 03/01/31 (Call 12/01/30)(a)	6,090	6,608,571
4.38%, 06/01/46 (Call 12/01/45)(b)	12,925	13,267,381
4.63%, 01/30/29 (Call 10/30/28)	4,925	5,494,740
4.63%, 10/01/39 (Call 04/01/39)(a)(b)	2,075	2,225,050
4.88%, 10/01/49 (Call 04/01/49)(a)	6,665	7,046,519
5.00%, 07/15/35 (Call 01/15/35)(b)	4,465	5,146,106
5.00%, 06/04/42	8,517	9,359,914
5.20%, 07/15/45 (Call 01/15/45)	8,655	9,588,236
5.50%, 06/01/50 (Call 12/01/49)(a)	3,425	3,904,925
6.50%, 02/09/40	3,443	4,372,594
6.75%, 03/15/32	1,925	2,533,541
6.88%, 01/26/39	3,675	4,916,366
7.13%, 08/01/39(a)(b)	4,025	5,427,465
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	3,461	3,573,482
4.88%, 11/01/26 (Call 11/01/21)(a)	3,926	4,077,583
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	2,380	2,578,718
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 11/30/20)(a)	4,695	4,806,506
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	3,693	3,901,211
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)	7,259	7,458,622
5.00%, 08/15/26 (Call 08/15/21)(a)(b)	7,346	7,617,802
5.50%, 12/15/29 (Call 12/15/24)(a)	3,238	3,501,087
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	4,294	4,530,170
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	5,642	5,911,180
Safeway Inc., 7.25%, 02/01/31(b)	1,111	1,255,430
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(a)	540	550,152
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/21)(a)(b)	2,517	2,479,245
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/30/20)(a)(b)	2,497	2,468,909
7.75%, 01/15/24 (Call 01/15/21)(a)	1,031	1,074,818
TreeHouse Foods Inc.
4.00%, 09/01/28 (Call 09/01/23)	2,116	2,118,645
6.00%, 02/15/24 (Call 11/30/20)(a)(b)	2,332	2,375,725
U.S. Foods Inc.
5.88%, 06/15/24 (Call 11/30/20)(a)	2,269	2,260,491
6.25%, 04/15/25 (Call 04/15/22)(a)	4,515	4,718,175
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)(b)	1,740	1,761,750

		225,870,410

Security	Par (000)	Value

Food Service — 0.3%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	$2,376	$2,361,150
5.00%, 04/01/25 (Call 11/30/20)(a)(b)	2,421	2,457,484
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	5,043	5,087,681
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	6,552	6,872,262

		16,778,577

Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(a)(b)	1,200	1,206,000
5.38%, 02/01/25(a)(b)	930	977,663
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)	1,401	1,327,448
6.50%, 02/01/24 (Call 11/30/20)(b)	667	670,335
7.38%, 01/15/25 (Call 01/15/21)(b)	2,557	2,600,162
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 11/30/20)(b)	1,717	1,695,537
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(a)	1,560	1,645,800
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(b)	1,242	1,502,820

		11,625,765

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	3,392	3,629,440
5.63%, 05/20/24 (Call 03/20/24)	3,045	3,235,312
5.75%, 05/20/27 (Call 02/20/27)	2,076	2,274,819
5.88%, 08/20/26 (Call 05/20/26)	3,043	3,333,211
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 11/30/20)(a)	1,775	1,646,312

		14,119,094

Hand & Machine Tools — 0.1%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 11/30/20)(a)(b)	1,433	1,323,734
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)	2,433	2,530,831
6.38%, 02/15/26 (Call 02/15/22)(a)	1,553	1,634,532
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 11/30/20)(a)(b)	1,234	1,153,790

		6,642,887

Health Care - Products — 0.6%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)(b)	7,000	7,253,400
Avantor Inc., 6.00%, 10/01/24 (Call 11/06/20)(a)	5,964	6,231,783
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (Call 09/15/22)(a)(b)	1,845	1,907,269
5.00%, 02/15/25 (Call 11/30/20)(a)(b)	1,121	1,147,624
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	4,120	4,140,600
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	1,662	1,736,790
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(a)(b)	3,224	3,369,080
7.38%, 06/01/25 (Call 06/01/22)(a)	1,440	1,519,200
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	2,225	2,325,125
4.63%, 11/15/27 (Call 11/15/22)(b)	2,370	2,499,224
4.88%, 06/01/26 (Call 06/01/21)	1,518	1,578,720
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(a)	1,300	1,322,750

		35,031,565

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 5.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	$905	$932,422
5.50%, 07/01/28 (Call 07/01/23)(a)	1,645	1,710,800
5.63%, 02/15/23 (Call 11/30/20)	3,320	3,332,450
6.50%, 03/01/24 (Call 11/30/20)	2,259	2,309,828
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)(b)	2,112	2,238,720
Air Methods Corp., 8.00%, 05/15/25 (Call 11/30/20)(a)	1,067	778,910
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)	1,580	1,560,250
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (Call 11/30/20)(a)(b)	2,011	2,051,220
5.00%, 07/15/27 (Call 07/15/22)(a)	1,986	2,070,405
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	6,888	7,152,864
3.38%, 02/15/30 (Call 02/15/25)(b)	8,599	8,932,211
4.25%, 12/15/27 (Call 12/15/22)	10,205	10,742,803
4.63%, 12/15/29 (Call 12/15/24)(b)	14,327	15,598,306
4.75%, 01/15/25 (Call 11/30/20)	4,660	4,788,150
4.75%, 01/15/25 (Call 11/30/20)(b)	3,974	4,083,285
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	7,136	7,508,571
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	3,197	3,380,827
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	2,412	2,520,540
5.50%, 04/01/26 (Call 04/01/21)(a)	1,910	1,995,950
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 11/30/20)	12,008	11,902,930
6.63%, 02/15/25 (Call 02/15/22)(a)	6,660	6,494,832
6.88%, 04/01/28 (Call 04/01/23)(a)	5,562	2,836,620
8.00%, 03/15/26 (Call 03/15/22)(a)(b)	9,375	9,412,500
8.00%, 12/15/27 (Call 12/15/22)(a)	3,221	3,172,685
8.13%, 06/30/24 (Call 06/30/21)(a)	5,955	4,577,906
8.63%, 01/15/24 (Call 01/15/21)(a)	4,977	5,051,655
9.88%, 06/30/23 (Call 11/16/20)(a)(g)	7,782	6,497,970
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	6,750	6,488,437
4.63%, 06/01/30 (Call 06/01/25)(a)	7,500	7,628,587
Encompass Health Corp, 4.63%, 04/01/31 (Call 04/01/26)	290	298,700
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	3,615	3,702,194
4.75%, 02/01/30 (Call 02/01/25)(b)	3,445	3,588,381
5.13%, 03/15/23 (Call 11/30/20)(b)	1,494	1,505,205
5.75%, 11/01/24 (Call 11/01/20)(b)	2,743	2,743,000
5.75%, 09/15/25 (Call 11/30/20)(b)	1,796	1,854,370
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)	1,795	1,772,563
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(a)(b)	1,451	1,414,725
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)(b)	11,915	12,184,155
5.38%, 02/01/25	10,985	12,164,020
5.38%, 09/01/26 (Call 03/01/26)(b)	4,701	5,282,749
5.63%, 09/01/28 (Call 03/01/28)	6,768	7,877,614
5.88%, 05/01/23	5,492	5,972,550
5.88%, 02/15/26 (Call 08/15/25)	6,412	7,245,560
5.88%, 02/01/29 (Call 08/01/28)(b)	4,456	5,242,439
7.50%, 11/06/33(b)	915	1,235,982
7.69%, 06/15/25(b)	1,059	1,262,858
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	4,356	4,514,537
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	4,969	5,205,027

Security	Par (000)	Value

Health Care - Services (continued)
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(a)	$2,822	$2,792,962
6.75%, 04/15/25 (Call 04/15/22)(a)	2,000	2,115,000
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	2,091	2,198,383
MEDNAX Inc.
5.25%, 12/01/23 (Call 11/30/20)(a)	3,016	3,038,620
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	4,612	4,760,506
Molina Healthcare Inc.
4.38%, 06/15/28 (Call 06/15/23)(a)	3,675	3,766,875
4.88%, 06/15/25 (Call 11/30/20)(a)(b)	1,316	1,342,320
5.38%, 11/15/22 (Call 08/15/22)	3,116	3,237,976
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	2,360	2,378,408
Providence Service Corp. (The), 5.88%, 11/15/25 (Call 11/15/22)(a)	690	702,075
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	3,221	3,433,522
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	6,404	6,900,310
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	5,532	5,836,260
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 11/30/20)(a)(b)	1,753	1,726,705
10.00%, 04/15/27 (Call 04/15/22)(a)(b)	2,227	2,377,322
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 11/30/20)	8,377	8,518,586
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	3,069	3,141,919
4.63%, 06/15/28 (Call 06/15/23)(a)	2,769	2,807,074
4.88%, 01/01/26 (Call 03/01/22)(a)	9,380	9,515,359
5.13%, 05/01/25 (Call 11/30/20)	6,302	6,237,089
5.13%, 11/01/27 (Call 11/01/22)(a)	6,671	6,869,129
6.13%, 10/01/28 (Call 10/01/23)(a)	10,595	10,277,150
6.25%, 02/01/27 (Call 02/01/22)(a)	6,739	6,997,137
6.75%, 06/15/23	8,307	8,760,064
6.88%, 11/15/31(b)	1,333	1,333,000
7.00%, 08/01/25 (Call 11/30/20)(b)	2,111	2,158,498
7.50%, 04/01/25 (Call 04/01/22)(a)	2,095	2,256,755
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(a)(b)	2,407	2,563,455
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 11/30/20)(a)(b)	3,311	3,360,665

		354,222,387

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/21)(a)(b)	2,319	2,438,266
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)(b)	2,347	2,094,697
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(b)	4,655	4,736,462
5.25%, 05/15/27 (Call 11/15/26)	4,609	4,769,424
6.25%, 02/01/22 (Call 11/30/20)	3,994	4,003,985
6.25%, 05/15/26 (Call 05/15/22)	5,580	5,789,250
6.38%, 12/15/25 (Call 12/15/20)	3,252	3,333,333
6.75%, 02/01/24 (Call 11/30/20)(b)	2,060	2,101,818
Stena AB, 7.00%, 02/01/24(a)	2,138	2,031,100
Stena International SA
5.75%, 03/01/24(a)	1,164	1,123,260
6.13%, 02/01/25 (Call 02/01/22)(a)	1,915	1,800,100

		34,221,695

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 2.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (Call 01/15/23)(a)	$1,150	$1,155,750
6.75%, 08/01/25 (Call 11/30/20)(a)(b)	1,141	1,175,230
9.88%, 04/01/27 (Call 04/01/22)(a)(b)	976	1,083,360
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	1,756	1,782,340
7.25%, 10/15/29 (Call 10/15/24)(b)	1,635	1,757,135
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	2,340	2,223,000
6.25%, 09/15/27 (Call 09/15/22)(a)	2,753	2,820,999
6.38%, 05/15/25 (Call 11/30/20)(a)(b)	1,200	1,206,000
Century Communities Inc.
5.88%, 07/15/25 (Call 11/30/20)(b)	2,163	2,227,890
6.75%, 06/01/27 (Call 06/01/22)(b)	2,137	2,275,905
Forestar Group Inc.
5.00%, 03/01/28 (Call 03/01/23)(a)(b)	1,192	1,183,322
8.00%, 04/15/24 (Call 04/15/21)(a)	1,986	2,065,440
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)	1,337	1,408,864
KB Home
4.80%, 11/15/29 (Call 05/15/29)(b)	1,450	1,566,000
6.88%, 06/15/27 (Call 12/15/26)(b)	1,318	1,555,240
7.00%, 12/15/21 (Call 09/15/21)	1,803	1,875,120
7.50%, 09/15/22	1,639	1,790,607
7.63%, 05/15/23 (Call 11/15/22)(b)	1,772	1,949,200
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	2,102	2,151,922
4.50%, 04/30/24 (Call 01/31/24)	2,624	2,827,688
4.75%, 11/15/22 (Call 08/15/22)	2,532	2,661,626
4.75%, 05/30/25 (Call 02/28/25)	2,235	2,452,119
4.75%, 11/29/27 (Call 05/29/27)	4,205	4,814,725
4.88%, 12/15/23 (Call 09/15/23)	1,785	1,933,601
5.00%, 06/15/27 (Call 12/15/26)(b)	1,500	1,713,750
5.25%, 06/01/26 (Call 12/01/25)(b)	1,961	2,226,127
5.88%, 11/15/24 (Call 05/15/24)	1,613	1,812,609
6.25%, 12/15/21 (Call 06/15/21)(b)	1,125	1,153,125
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(a)	1,298	1,356,410
M/I Homes Inc.
4.95%, 02/01/28 (Call 02/01/23)(b)	1,995	2,064,825
5.63%, 08/01/25 (Call 11/16/20)(b)	1,097	1,127,398
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	2,759	2,800,385
5.25%, 12/15/27 (Call 12/15/22)(a)	2,116	2,237,670
MDC Holdings Inc.
3.85%, 01/15/30 (Call 07/15/29)(b)	1,210	1,278,970
5.50%, 01/15/24 (Call 10/15/23)(b)	1,169	1,250,830
6.00%, 01/15/43 (Call 10/15/42)(b)	2,253	2,817,264
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)(b)	1,177	1,300,585
6.00%, 06/01/25 (Call 03/01/25)	1,747	1,962,012
7.00%, 04/01/22(b)	1,275	1,356,281
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 11/12/20)(b)	1,514	1,535,802
7.25%, 10/15/25 (Call 10/15/22)(a)	305	306,906
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	3,104	3,273,478
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	160	161,000
5.00%, 01/15/27 (Call 10/15/26)	2,839	3,250,655

Security	Par (000)	Value

Home Builders (continued)
5.50%, 03/01/26 (Call 12/01/25)	$2,933	$3,387,615
6.00%, 02/15/35(b)	1,445	1,791,800
6.38%, 05/15/33(b)	1,368	1,744,200
7.88%, 06/15/32(b)	1,417	2,005,055
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(a)	2,025	2,045,250
4.75%, 04/01/29 (Call 04/01/24)(a)	1,335	1,355,025
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	2,185	2,372,211
5.75%, 01/15/28 (Call 10/15/27)(a)	2,223	2,467,530
5.88%, 06/15/27 (Call 03/15/27)(a)	2,276	2,514,980
6.63%, 07/15/27 (Call 07/15/22)(a)	1,658	1,786,495
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	992	1,049,040
5.88%, 04/15/23 (Call 01/15/23)(a)(b)	1,482	1,567,348
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	2,079	2,208,605
4.35%, 02/15/28 (Call 11/15/27)(b)	1,745	1,905,226
4.38%, 04/15/23 (Call 01/15/23)	1,924	2,014,659
4.88%, 11/15/25 (Call 08/15/25)(b)	1,169	1,294,668
4.88%, 03/15/27 (Call 12/15/26)	1,938	2,194,785
5.63%, 01/15/24 (Call 10/15/23)(b)	575	628,188
5.88%, 02/15/22 (Call 11/15/21)	1,462	1,520,480
TRI Pointe Group Inc.
5.25%, 06/01/27 (Call 12/01/26)(b)	1,312	1,410,400
5.70%, 06/15/28 (Call 12/15/27)(b)	1,010	1,121,100
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	2,125	2,298,984
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)(b)	2,200	2,213,750
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)(b)	1,465	1,549,238

		127,375,797

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(b)	2,662	2,768,427
5.63%, 10/15/23 (Call 11/30/20)	2,042	2,067,525

		4,835,952

Household Products & Wares — 0.4%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 11/30/20)(a)(b)	1,547	1,585,675
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	1,625	1,645,312
5.13%, 02/01/28 (Call 01/01/23)	1,417	1,498,478
6.13%, 11/15/23 (Call 11/15/20)(b)	1,433	1,456,931
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 11/30/20)(a)(b)	3,865	3,913,312
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	2,157	2,240,584
6.38%, 03/01/24 (Call 11/30/20)(a)(b)	2,131	2,178,947
Spectrum Brands Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	1,062	1,125,720
5.50%, 07/15/30 (Call 07/15/25)(a)	1,294	1,384,580
5.75%, 07/15/25 (Call 11/30/20)	3,976	4,090,310
6.13%, 12/15/24 (Call 11/30/20)	759	776,078

		21,895,927

Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)(b)	1,107	1,079,325

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares (continued)
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	$2,565	$2,706,075
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)(b)	930	953,250
4.35%, 04/01/23 (Call 02/01/23)	6,115	6,382,358
4.70%, 04/01/26 (Call 01/01/26)	9,156	9,751,140
4.88%, 06/01/25 (Call 05/01/25)	1,950	2,111,460
5.88%, 04/01/36 (Call 10/01/35)(b)	1,666	1,949,220
6.00%, 04/01/46 (Call 10/01/45)(b)	2,904	3,431,221
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 (Call 10/15/24)	1,815	1,928,437
5.25%, 12/15/26 (Call 12/15/21)	909	965,701

		31,258,187

Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/30/20)(a)(b)	4,114	4,121,199
8.13%, 02/15/24 (Call 02/15/21)(a)(b)	4,228	4,421,452
10.13%, 08/01/26 (Call 08/01/22)(a)	1,827	2,023,403
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	1,735	1,721,988
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	4,976	5,224,800
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(a)	2,470	2,636,725
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(d)	1,626	1,770,113
AssuredPartners Inc., 7.00%, 08/15/25 (Call 11/30/20)(a)	2,340	2,404,350
Enstar Finance LLC, 5.75%, 09/01/40 (Call 09/01/25)(b)(d)	1,525	1,551,229
Genworth Holdings Inc.
4.80%, 02/15/24(b)	1,277	1,168,455
4.90%, 08/15/23	1,434	1,326,450
6.50%, 06/15/34(b)	1,752	1,644,637
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)(b)	1,987	2,121,123
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc. (8.38% PIK), 7.63%, 10/15/25 (Call 10/15/22)(a)(b)(c)	605	601,975
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	7,518	7,705,950
Liberty Mutual Group Inc., 7.80%, 03/15/37(a)(b)	1,519	1,863,506
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	3,035	3,118,462
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	1,830	1,994,700
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	1,831	1,858,465
4.88%, 03/15/27 (Call 09/15/26)(b)	2,203	2,252,568
6.63%, 03/15/25 (Call 09/15/24)	2,210	2,392,325
USI Inc./NY, 6.88%, 05/01/25 (Call 11/30/20)(a)(b)	2,673	2,716,436

		56,640,311

Internet — 1.8%
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)	2,325	2,298,844
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)(b)	1,830	1,816,275
5.63%, 09/15/28 (Call 09/15/23)(a)	1,735	1,752,350
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	1,775	1,766,125
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)(b)	1,594	1,621,895
EIG Investors Corp., 10.88%, 02/01/24 (Call 11/30/20)	1,830	1,900,052
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(a)	1,298	1,310,980
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/22)(a)	2,641	2,766,448
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(b)	2,205	2,293,200

Security	Par (000)	Value

Internet (continued)
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	$2,245	$2,292,706
4.63%, 06/01/28 (Call 06/01/23)(a)	2,148	2,223,932
5.00%, 12/15/27 (Call 12/15/22)(a)	1,673	1,740,154
5.63%, 02/15/29 (Call 02/15/24)(a)	2,079	2,240,123
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	1,875	1,947,656
4.38%, 11/15/26(b)	4,567	4,957,393
4.88%, 04/15/28	7,116	8,003,365
4.88%, 06/15/30 (Call 03/15/30)(a)	4,644	5,299,965
5.38%, 11/15/29(a)(b)	3,866	4,528,053
5.50%, 02/15/22(b)	2,511	2,638,119
5.75%, 03/01/24	1,630	1,803,188
5.88%, 02/15/25	3,422	3,871,138
5.88%, 11/15/28	8,183	9,777,007
6.38%, 05/15/29(b)	3,411	4,178,475
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 10.75%, 06/01/28 (Call 06/01/23)(a)	1,205	1,361,650
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	1,491	1,526,411
5.00%, 04/15/25 (Call 11/10/20)(a)	4,768	4,856,017
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	3,489	3,244,770
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	2,440	2,538,210
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)(b)	3,297	3,457,894
Uber Technologies Inc.
6.25%, 01/15/28 (Call 09/15/23)(a)	2,275	2,306,281
7.50%, 05/15/25 (Call 05/15/22)(a)	4,292	4,511,965
7.50%, 09/15/27 (Call 09/15/22)(a)	5,358	5,600,449
VeriSign Inc.
4.63%, 05/01/23 (Call 11/30/20)	2,567	2,593,620
4.75%, 07/15/27 (Call 07/15/22)	2,491	2,640,460
5.25%, 04/01/25 (Call 01/01/25)	1,965	2,201,635

		109,866,805

Iron & Steel — 1.1%
Allegheny Technologies Inc.
5.88%, 12/01/27 (Call 12/01/22)(b)	1,655	1,557,769
7.88%, 08/15/23 (Call 05/15/23)(b)	2,315	2,336,877
ArcelorMittal SA
3.60%, 07/16/24	3,125	3,252,789
4.25%, 07/16/29(b)	2,324	2,449,879
4.55%, 03/11/26	3,260	3,509,654
6.13%, 06/01/25(b)	2,229	2,585,449
7.00%, 03/01/41(b)	1,765	2,126,907
7.25%, 10/15/39(b)	3,103	3,792,739
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(a)	2,610	2,733,975
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)	3,978	4,097,340
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)(b)	1,485	1,532,400
6.38%, 07/15/28 (Call 07/15/23)(b)	1,845	1,935,339
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	1,659	1,650,705
5.75%, 03/01/25 (Call 11/30/20)(b)	2,020	1,951,825
5.88%, 06/01/27 (Call 06/01/22)	2,780	2,702,966
6.25%, 10/01/40	696	592,226
6.75%, 03/15/26 (Call 03/15/22)(a)	4,008	4,208,400
9.88%, 10/17/25 (Call 10/17/22)(a)	4,363	4,990,181

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Commercial Metals Co.
4.88%, 05/15/23 (Call 02/15/23)	$905	$943,463
5.38%, 07/15/27 (Call 07/15/22)	1,447	1,508,497
5.75%, 04/15/26 (Call 04/15/21)(b)	1,483	1,531,197
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)(b)	1,050	1,039,500
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	3,364	3,666,760
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	3,616	2,759,460
6.65%, 06/01/37(b)	647	446,886
6.88%, 08/15/25 (Call 11/30/20)(b)	3,468	2,753,592
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	4,819	5,349,090

		68,005,865

Leisure Time — 1.2%
Carnival Corp.
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	4,140	4,303,013
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	3,420	3,702,150
11.50%, 04/01/23 (Call 01/01/23)(a)	16,827	18,481,767
CCM Merger Inc., 6.38%, 05/01/26(a)	470	481,750
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 11/30/20)(a)(b)	1,669	1,376,925
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 11/30/20)(a)	2,183	1,986,530
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)	2,615	1,804,350
10.25%, 02/01/26 (Call 08/01/23)(a)	3,310	3,409,300
12.25%, 05/15/24 (Call 02/15/24)(a)(b)	2,809	3,117,990
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	1,706	1,245,380
5.25%, 11/15/22	3,225	2,880,344
7.50%, 10/15/27(b)	1,400	1,218,000
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	4,638	4,829,318
10.88%, 06/01/23 (Call 03/01/23)(a)(b)	4,550	4,961,820
11.50%, 06/01/25 (Call 06/01/22)(a)	10,275	11,752,031
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	3,599	2,807,220
6.25%, 05/15/25 (Call 11/30/20)(a)	1,069	833,820
13.00%, 05/15/25 (Call 05/15/22)(a)	3,040	3,442,800
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 11/30/20)	1,324	1,335,585
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	2,941	2,545,053

		76,515,146

Lodging — 1.9%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(a)(b)	1,490	1,225,525
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	4,275	4,157,480
6.00%, 08/15/26 (Call 08/15/21)(b)	3,327	3,409,144
6.38%, 04/01/26 (Call 04/01/21)(b)	3,516	3,648,131
8.63%, 06/01/25 (Call 06/01/22)(a)	2,344	2,565,977
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 11/30/20)(a)	2,378	2,232,716
10.75%, 09/01/24 (Call 11/30/20)(a)	2,463	2,235,173
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 11/16/20)	3,975	3,953,137
4.88%, 01/15/30 (Call 01/15/25)	4,451	4,578,966
5.13%, 05/01/26 (Call 05/01/21)	6,591	6,673,387
5.38%, 05/01/25 (Call 05/01/22)(a)(b)	2,001	2,067,793
5.75%, 05/01/28 (Call 05/01/23)(a)	2,179	2,284,039

Security	Par (000)	Value

Lodging (continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)(b)	$1,413	$1,455,390
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 11/16/20)	3,876	3,911,892
4.88%, 04/01/27 (Call 04/01/22)	2,996	3,030,828
Marriott Ownership Resorts Inc.
4.75%, 01/15/28 (Call 09/15/22)(b)	1,425	1,357,313
6.13%, 09/15/25 (Call 05/15/22)(a)(b)	1,615	1,683,638
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	3,820	3,934,600
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	1,618	1,590,195
4.75%, 10/15/28 (Call 07/15/28)	2,535	2,477,963
5.50%, 04/15/27 (Call 01/15/27)	3,094	3,123,733
5.75%, 06/15/25 (Call 03/15/25)	3,040	3,158,788
6.00%, 03/15/23	5,050	5,239,375
6.75%, 05/01/25 (Call 05/01/22)	3,055	3,213,554
7.75%, 03/15/22	3,812	4,003,839
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	3,200	3,032,000
5.00%, 10/01/25 (Call 11/30/20)(a)	2,367	2,355,165
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 11/30/20)(a)	1,557	1,506,398
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	1,587	1,539,390
4.25%, 03/01/22 (Call 12/01/21)	2,421	2,427,053
4.63%, 03/01/30 (Call 12/01/29)(a)	1,602	1,533,915
5.65%, 04/01/24 (Call 02/01/24)	1,434	1,465,548
6.00%, 04/01/27 (Call 01/01/27)	1,505	1,550,150
6.60%, 10/01/25 (Call 07/01/25)	1,783	1,898,895
6.63%, 07/31/26 (Call 04/30/26)(a)	3,028	3,221,641
Wyndham Hotels & Resorts Inc.
4.38%, 08/15/28 (Call 08/15/23)(a)(b)	2,380	2,365,529
5.38%, 04/15/26 (Call 04/15/21)(a)	2,146	2,172,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	2,240	2,136,400
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	4,089	3,802,770
5.50%, 03/01/25 (Call 12/01/24)(a)	7,537	7,216,677

		115,436,932

Machinery — 0.7%
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 11/30/20)(a)(b)	1,515	1,533,938
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)	1,970	1,989,700
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	1,863	1,931,242
Clark Equipment Co., 5.88%, 06/01/25 (Call 06/01/22)(a)	75	78,000
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 11/30/20)(a)(b)	1,869	1,798,913
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)	1,290	1,338,375
Husky III Holding Ltd., 13.00%, 02/15/25 (Call 02/15/21)(a)(b)	2,051	2,168,932
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(a)	1,407	1,444,229
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 11/30/20)(a)	2,207	2,234,587
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	2,460	2,540,885

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	$2,405	$2,453,605
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/15/21)(a)(b)	993	1,035,203
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	1,905	2,035,969
Tennant Co., 5.63%, 05/01/25 (Call 11/30/20)(b)	1,245	1,291,065
Terex Corp., 5.63%, 02/01/25 (Call 11/20/20)(a)	2,774	2,815,610
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	2,788	2,781,030
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	1,925	1,997,187
Vertical U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	6,841	7,040,757
Welbilt Inc., 9.50%, 02/15/24 (Call 11/30/20)(b)	2,075	2,106,561

		40,615,788

Manufacturing — 0.9%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)(b)	1,980	2,034,450
5.63%, 07/01/27 (Call 07/01/22)(a)(b)	1,568	1,646,400
Bombardier Inc.
5.75%, 03/15/22(a)	1,882	1,787,900
6.00%, 10/15/22 (Call 11/30/20)(a)(b)	5,321	4,729,039
6.13%, 01/15/23(a)	5,498	4,743,399
7.45%, 05/01/34(a)(b)	1,083	768,930
7.50%, 12/01/24 (Call 12/01/20)(a)	4,160	3,140,800
7.50%, 03/15/25 (Call 11/30/20)(a)(b)	6,636	4,827,690
7.88%, 04/15/27 (Call 04/15/22)(a)	8,930	6,505,237
8.75%, 12/01/21(a)(b)	3,831	3,814,278
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)(b)	1,562	1,644,005
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/30/20)(a)	2,441	2,282,335
12.25%, 11/15/26 (Call 11/15/22)(a)	3,357	3,508,065
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)(b)	2,641	2,733,435
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)(b)	1,250	1,357,813
5.75%, 06/15/25 (Call 06/15/22)(b)	1,870	1,996,225
Koppers Inc., 6.00%, 02/15/25 (Call 11/30/20)(a)(b)	2,335	2,387,537
LSB Industries Inc., 9.63%, 05/01/23 (Call 11/30/20)(a)(b)	1,958	1,914,356
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	1,863	1,921,685

		53,743,579

Media — 7.7%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	5,305	5,145,850
7.50%, 05/15/26 (Call 05/15/21)(a)	11,160	11,648,250
AMC Networks Inc.
4.75%, 12/15/22 (Call 11/30/20)	1,873	1,873,000
4.75%, 08/01/25 (Call 08/01/21)(b)	3,565	3,556,087
5.00%, 04/01/24 (Call 11/30/20)	4,449	4,469,866
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)(b)	1,415	1,450,375
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)	990	1,004,850
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/16/20)(a)	1,722	1,739,220
4.25%, 02/01/31 (Call 07/01/25)(a)	12,949	13,270,006
4.50%, 08/15/30 (Call 02/15/25)(a)	11,923	12,391,037
4.50%, 05/01/32 (Call 05/01/26)(a)	12,060	12,467,025
4.75%, 03/01/30 (Call 09/01/24)(a)	13,085	13,763,457
5.00%, 02/01/28 (Call 08/01/22)(a)	10,628	11,164,714

Security	Par (000)	Value

Media (continued)
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	$13,588	$14,267,400
5.38%, 05/01/25 (Call 11/06/20)(a)	2,861	2,938,247
5.38%, 06/01/29 (Call 06/01/24)(a)	6,572	7,114,190
5.50%, 05/01/26 (Call 05/01/21)(a)	6,286	6,537,440
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	10,148	10,520,026
5.88%, 05/01/27 (Call 05/01/21)(a)	3,539	3,692,522
Cengage Learning Inc., 9.50%, 06/15/24 (Call 11/30/20)(a)	2,623	2,118,073
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	5,578	5,410,660
9.25%, 02/15/24 (Call 02/15/21)	8,554	7,402,375
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	4,250	4,087,480
4.13%, 12/01/30 (Call 12/01/25)(a)	4,450	4,524,671
4.63%, 12/01/30 (Call 12/01/25)(a)	10,320	10,319,794
5.25%, 06/01/24	3,560	3,800,300
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	4,370	4,643,125
5.50%, 05/15/26 (Call 05/15/21)(a)	6,878	7,156,559
5.50%, 04/15/27 (Call 04/15/22)(a)	5,786	6,096,997
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	9,962	10,649,826
5.88%, 09/15/22	3,064	3,232,520
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	7,527	8,351,357
6.75%, 11/15/21	2,001	2,091,045
7.50%, 04/01/28 (Call 04/01/23)(a)	4,656	5,097,691
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)	2,266	2,107,380
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	12,543	7,329,816
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	6,320	2,522,628
DISH DBS Corp.
5.00%, 03/15/23(b)	6,644	6,693,963
5.88%, 07/15/22	8,454	8,707,620
5.88%, 11/15/24	8,915	8,968,802
7.38%, 07/01/28 (Call 07/01/23)	3,805	3,833,537
7.75%, 07/01/26(b)	8,766	9,291,829
Entercom Media Corp.
6.50%, 05/01/27 (Call 05/01/22)(a)(b)	1,626	1,414,750
7.25%, 11/01/24 (Call 11/30/20)(a)(b)	1,775	1,491,000
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 11/30/20)(a)	1,518	1,447,793
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	850	877,370
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)	2,380	2,344,300
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	3,053	3,177,685
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	3,420	3,689,325
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)(b)	1,355	1,314,350
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	2,026	1,934,830
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	3,379	3,335,276
6.38%, 05/01/26 (Call 05/01/22)	3,168	3,298,680
8.38%, 05/01/27 (Call 05/01/22)	6,547	6,351,965
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)(b)	5,152	5,474,000
Liberty Interactive LLC
8.25%, 02/01/30	2,322	2,513,565
8.50%, 07/15/29	1,107	1,195,560
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 11/30/20)(a)	1,732	1,299,000
Meredith Corp.
6.50%, 07/01/25 (Call 07/01/22)(a)(b)	800	822,000

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.88%, 02/01/26 (Call 02/01/21)(b)	$5,742	$4,758,682
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)(b)	1,673	1,741,802
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	4,450	4,499,617
5.63%, 07/15/27 (Call 07/15/22)(a)	7,906	8,242,005
Quebecor Media Inc., 5.75%, 01/15/23	3,282	3,523,227
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	3,625	3,634,969
6.50%, 09/15/28 (Call 09/15/23)(a)	4,180	4,310,625
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,416	2,349,560
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	1,781	1,675,253
5.50%, 03/01/30 (Call 12/01/24)(a)	2,247	2,112,405
5.63%, 08/01/24 (Call 11/16/20)(a)	2,289	2,284,363
5.88%, 03/15/26 (Call 03/15/21)(a)	1,614	1,588,467
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 11/30/20)(a)	4,140	4,171,050
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	6,512	6,694,401
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	6,373	6,571,838
5.00%, 08/01/27 (Call 08/01/22)(a)	6,446	6,752,185
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	4,456	4,640,746
5.50%, 07/01/29 (Call 07/01/24)(a)	5,626	6,123,620
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	4,691	4,625,701
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	2,090	2,147,475
5.00%, 09/15/29 (Call 09/15/24)	4,769	4,828,612
5.50%, 09/15/24 (Call 11/30/20)(a)(b)	555	565,403
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	4,200	4,410,000
Townsquare Media Inc., 6.50%, 04/01/23 (Call 11/30/20)(a)(b)	1,413	1,314,090
Univision Communications Inc.
5.13%, 02/15/25 (Call 11/10/20)(a)	6,382	6,270,315
6.63%, 06/01/27 (Call 06/01/23)(a)	6,700	6,775,375
9.50%, 05/01/25 (Call 05/01/22)(a)	1,514	1,638,905
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	2,469	2,549,243
Urban One Inc., 7.38%, 04/15/22 (Call 11/30/20)(a)	1,653	1,537,290
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(d)	2,285	2,307,850
6.25%, 02/28/57 (Call 02/28/27)(d)	3,016	3,279,900
Videotron Ltd.
5.00%, 07/15/22	3,253	3,407,843
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	3,424	3,620,880
5.38%, 06/15/24 (Call 03/15/24)(a)	2,278	2,477,325
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	4,130	4,109,350
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	2,750	2,794,687
5.50%, 08/15/26 (Call 08/15/21)(a)	3,374	3,510,141
5.50%, 05/15/29 (Call 05/15/24)(a)	6,096	6,513,027
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	2,355	2,349,136
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	2,020	2,075,550
6.00%, 01/15/27 (Call 01/15/22)(a)	2,914	3,023,275
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	2,950	3,058,781
5.50%, 01/15/27 (Call 01/15/22)(a)(b)	8,017	8,317,637

		478,615,665

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)(b)	$1,437	$1,503,648
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 11/30/20)(a)	4,141	4,182,410
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 11/30/20)(a)	1,442	1,423,975
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)	1,687	1,619,857

		8,729,890

Mining — 2.0%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (Call 06/15/23)(a)	3,150	3,315,375
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	2,479	2,661,306
6.75%, 09/30/24 (Call 11/30/20)(a)	3,142	3,240,187
7.00%, 09/30/26 (Call 09/30/21)(a)	2,171	2,282,307
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	2,860	3,028,025
6.13%, 02/15/28 (Call 02/15/23)(a)	2,933	3,090,311
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)(b)	997	1,011,955
6.75%, 12/01/27 (Call 12/01/22)(a)(b)	2,240	2,429,773
Constellium SE
5.63%, 06/15/28 (Call 06/15/23)(a)(b)	1,495	1,557,790
5.75%, 05/15/24 (Call 11/30/20)(a)	1,777	1,799,586
5.88%, 02/15/26 (Call 11/30/20)(a)(b)	2,319	2,342,190
6.63%, 03/01/25 (Call 11/30/20)(a)(b)	2,809	2,851,135
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 11/30/20)(a)	843	547,950
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	2,904	3,109,981
4.75%, 05/15/22 (Call 02/15/22)(a)	3,189	3,263,304
5.13%, 03/15/23 (Call 12/15/22)(a)	2,095	2,186,656
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	3,129	3,347,670
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	2,485	2,522,275
3.88%, 03/15/23 (Call 12/15/22)	7,239	7,477,887
4.13%, 03/01/28 (Call 03/01/23)	2,750	2,806,719
4.25%, 03/01/30 (Call 03/01/25)(b)	2,420	2,542,500
4.38%, 08/01/28 (Call 08/01/23)	2,980	3,110,375
4.55%, 11/14/24 (Call 08/14/24)	3,057	3,286,275
4.63%, 08/01/30 (Call 08/01/25)	3,010	3,213,175
5.00%, 09/01/27 (Call 09/01/22)(b)	2,656	2,769,411
5.25%, 09/01/29 (Call 09/01/24)(b)	2,922	3,155,760
5.40%, 11/14/34 (Call 05/14/34)	3,400	3,893,000
5.45%, 03/15/43 (Call 09/15/42)(b)	7,916	9,004,450
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	2,199	2,358,428
Hudbay Minerals Inc.
6.13%, 04/01/29 (Call 04/01/24)(a)(b)	2,665	2,724,963
7.63%, 01/15/25 (Call 11/30/20)(a)(b)	2,451	2,540,707
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)(b)	2,040	2,041,632
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(a)(b)	1,886	2,020,943
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(a)(b)	614	644,700
Kaiser Aluminum Corp.
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	2,480	2,442,800
6.50%, 05/01/25 (Call 05/01/22)(a)(b)	1,205	1,277,300
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 11/10/20)(a)	1,302	1,041,600

40	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
New Gold Inc.
6.38%, 05/15/25 (Call 11/30/20)(a)	$1,570	$1,617,100
7.50%, 07/15/27 (Call 07/15/23)(a)(b)	1,832	1,979,476
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	7,088	7,188,047
5.88%, 09/30/26 (Call 09/30/21)(a)	6,524	6,731,985
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)	1,250	1,300,038
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 11/30/20)(a)	960	924,000

		122,681,047

Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 02/15/23)	2,955	2,951,306
4.13%, 05/01/25 (Call 05/01/22)	2,590	2,692,253
4.25%, 04/01/28 (Call 10/01/22)	2,817	2,909,496
5.50%, 12/01/24 (Call 06/01/24)	2,723	3,008,915
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(b)	1,346	1,308,985
5.95%, 04/01/23 (Call 03/01/23)	1,649	1,640,755
Xerox Corp.
3.80%, 05/15/24(b)	1,466	1,507,708
4.07%, 03/17/22(b)	964	984,716
4.38%, 03/15/23 (Call 02/15/23)	4,605	4,792,539
4.80%, 03/01/35(b)	1,222	1,160,900
6.75%, 12/15/39	1,381	1,452,122
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	3,336	3,293,599
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	3,285	3,242,952

		30,946,246

Oil & Gas — 7.4%
Aker BP ASA, 5.88%, 03/31/25 (Call 03/31/21)(a)	2,596	2,679,688
Antero Resources Corp.
5.00%, 03/01/25 (Call 11/30/20)(b)	2,301	1,703,603
5.13%, 12/01/22 (Call 11/30/20)	2,771	2,565,946
5.38%, 11/01/21 (Call 11/30/20)(b)	2,204	2,208,408
5.63%, 06/01/23 (Call 11/30/20)(b)	3,192	2,681,280
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	2,655	2,346,356
4.25%, 01/15/44 (Call 07/15/43)(b)	2,955	2,504,362
4.38%, 10/15/28 (Call 07/15/28)	4,417	4,039,346
4.63%, 11/15/25 (Call 08/15/25)	1,540	1,463,000
4.75%, 04/15/43 (Call 10/15/42)	5,341	4,726,785
4.88%, 11/15/27 (Call 05/15/27)(b)	2,175	2,041,238
5.10%, 09/01/40 (Call 03/01/40)(b)	5,779	5,305,209
5.25%, 02/01/42 (Call 08/01/41)	2,425	2,218,875
5.35%, 07/01/49 (Call 01/01/49)	1,672	1,454,640
6.00%, 01/15/37	1,650	1,559,250
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	2,663	2,356,755
9.00%, 11/01/27 (Call 11/01/26)(a)	1,339	1,298,830
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 11/30/20)(a)	861	290,588
Baytex Energy Corp.
5.63%, 06/01/24 (Call 11/30/20)(a)	1,509	833,723
8.75%, 04/01/27 (Call 04/01/23)(a)	2,025	891,000
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/21)(a)	1,749	1,191,226
Callon Petroleum Co.
6.13%, 10/01/24 (Call 11/30/20)	1,884	678,240
6.25%, 04/15/23 (Call 11/30/20)	2,279	888,810

Security	Par (000)	Value

Oil & Gas (continued)
6.38%, 07/01/26 (Call 07/01/21)	$1,329	$318,960
8.25%, 07/15/25 (Call 11/30/20)	755	207,625
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 11/30/20)	448	443,520
7.75%, 04/15/23 (Call 11/30/20)(b)	1,579	1,515,840
11.00%, 04/15/25 (Call 10/15/21)(a)(b)	2,168	2,097,995
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	2,428	2,404,787
3.80%, 09/15/23 (Call 06/15/23)	2,247	2,282,419
4.25%, 04/15/27 (Call 01/15/27)	4,355	4,433,651
5.25%, 06/15/37 (Call 12/15/36)	3,068	3,001,938
5.38%, 07/15/25 (Call 04/15/25)(b)	4,247	4,477,896
5.40%, 06/15/47 (Call 12/15/46)(b)	3,486	3,439,369
6.75%, 11/15/39	5,654	6,286,769
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/21)(a)(b)	1,155	424,463
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	1,388	510,090
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	5,910	4,949,625
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 11/30/20)(a)	2,484	2,390,850
7.00%, 06/15/25 (Call 06/15/22)(a)	5,035	4,661,529
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/22)(a)	3,174	3,348,570
Comstock Resources Inc.
7.50%, 05/15/25 (Call 11/30/20)(a)	3,061	3,038,655
9.75%, 08/15/26 (Call 08/15/21)	6,724	7,084,460
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	4,307	4,010,894
4.38%, 01/15/28 (Call 10/15/27)(b)	4,590	4,131,000
4.50%, 04/15/23 (Call 01/15/23)	7,050	6,702,364
4.90%, 06/01/44 (Call 12/01/43)	3,000	2,479,650
5.00%, 09/15/22 (Call 11/30/20)	3,766	3,709,510
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 11/30/20)(a)	5,297	5,208,964
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	2,622	1,907,505
5.75%, 02/15/28 (Call 02/15/23)(a)	1,790	1,221,675
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	2,648	2,661,240
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	4,366	4,529,725
6.63%, 07/15/25 (Call 07/15/22)(a)	2,308	2,394,550
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 11/30/20)(a)	950	700,625
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)	2,289	789,705
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	3,405	3,399,637
3.90%, 10/01/27 (Call 07/01/27)	5,550	5,329,776
5.00%, 01/15/29	990	990,000
7.88%, 02/01/25 (Call 01/01/25)	4,400	4,895,000
8.75%, 02/01/30 (Call 11/01/29)	3,095	3,845,537
Global Marine Inc., 7.00%, 06/01/28	972	191,970
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)(b)	1,054	337,291
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25 (Call 02/15/22)(a)(b)	1,024	353,280
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 11/30/20)(a)	1,004	552,200
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 11/30/20)	2,267	1,235,515
6.38%, 05/15/25 (Call 11/30/20)	1,331	738,705

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.38%, 01/15/26 (Call 01/15/21)(b)	$939	$514,103
6.63%, 05/01/23 (Call 11/30/20)	1,643	900,775
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 11/30/20)	1,135	254,223
8.75%, 06/15/25 (Call 11/30/20)(b)	1,320	264,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 11/30/20)(a)	2,331	2,156,175
5.75%, 10/01/25 (Call 11/30/20)(a)	2,128	1,967,081
6.25%, 11/01/28 (Call 11/01/23)(a)	2,640	2,418,398
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(a)	2,923	2,871,847
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	2,225	1,935,750
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	2,257	2,324,710
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 11/10/20)(a)(f)	637	20,703
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	2,230	1,041,410
10.13%, 01/15/28 (Call 01/15/23)	1,845	797,963
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(a)(f)	502	66,515
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	1,840	1,748,000
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	4,599	3,702,195
MEG Energy Corp.
6.50%, 01/15/25 (Call 11/30/20)(a)	2,382	2,316,495
7.00%, 03/31/24 (Call 11/30/20)(a)	2,311	2,195,450
7.13%, 02/01/27 (Call 02/01/23)(a)	5,380	4,840,547
Montage Resources Corp., 8.88%, 07/15/23 (Call 11/13/20)	2,255	2,288,825
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)	2,957	1,471,108
10.50%, 05/15/27 (Call 05/15/22)(a)	2,175	1,120,125
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	1,262	1,217,830
4.95%, 12/01/22 (Call 09/01/22)	1,597	1,526,732
5.75%, 08/15/25 (Call 11/30/20)	2,299	1,888,376
5.88%, 12/01/27 (Call 12/01/22)	2,649	2,090,273
6.38%, 12/01/42 (Call 06/01/42)	1,426	1,062,370
6.88%, 08/15/24 (Call 11/30/20)	2,617	2,342,215
7.05%, 05/01/29	765	650,250
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	1,691	462,489
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	2,233	893,200
7.50%, 01/15/28 (Call 01/15/23)(a)	1,995	758,100
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)(b)	3,665	3,188,550
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	2,375	2,232,183
5.63%, 07/01/24	4,125	3,990,937
5.75%, 01/30/22	1,950	1,963,659
Northern Oil and Gas Inc. (9.50% PIK), 8.50%, 05/15/23 (Call 11/30/20)(c)	1,491	1,229,949
Occidental Petroleum Corp.
2.70%, 08/15/22	8,146	7,533,013
2.70%, 02/15/23 (Call 11/15/22)	4,523	4,048,085
2.90%, 08/15/24 (Call 07/15/24)	13,116	10,916,447
3.00%, 02/15/27 (Call 11/15/26)	3,257	2,459,035
3.13%, 02/15/22 (Call 11/15/21)	3,523	3,346,850

Security	Par (000)	Value

Oil & Gas (continued)
3.20%, 08/15/26 (Call 06/15/26)	$4,236	$3,272,310
3.40%, 04/15/26 (Call 01/15/26)	5,045	3,946,098
3.50%, 06/15/25 (Call 03/15/25)	3,367	2,715,553
3.50%, 08/15/29 (Call 05/15/29)	6,494	4,685,161
4.10%, 02/15/47 (Call 08/15/46)	2,925	1,911,268
4.20%, 03/15/48 (Call 09/15/47)	4,082	2,653,300
4.30%, 08/15/39 (Call 02/15/39)	3,166	2,152,880
4.40%, 04/15/46 (Call 10/15/45)	4,957	3,332,195
4.40%, 08/15/49 (Call 02/15/49)	3,164	2,119,880
4.50%, 07/15/44 (Call 01/15/44)	2,819	1,925,137
4.63%, 06/15/45 (Call 12/15/44)	2,974	2,007,450
5.55%, 03/15/26 (Call 12/15/25)	4,687	4,077,690
5.88%, 09/01/25 (Call 06/01/25)(b)	4,235	3,726,800
6.20%, 03/15/40(b)	3,200	2,597,760
6.38%, 09/01/28 (Call 03/01/28)(b)	3,150	2,756,250
6.45%, 09/15/36	7,588	6,146,280
6.60%, 03/15/46 (Call 09/15/45)(b)	4,927	4,079,137
6.63%, 09/01/30 (Call 03/01/30)	5,013	4,392,892
6.95%, 07/01/24	2,518	2,379,510
7.50%, 05/01/31	4,200	3,832,500
7.88%, 09/15/31	2,264	2,060,240
7.95%, 06/15/39	1,363	1,253,960
8.00%, 07/15/25 (Call 04/15/25)(b)	2,255	2,198,625
8.50%, 07/15/27 (Call 01/15/27)	2,550	2,435,250
8.88%, 07/15/30 (Call 01/15/30)	4,875	4,771,406
Ovintiv Inc.
6.50%, 08/15/34(b)	4,225	3,967,397
6.50%, 02/01/38	1,900	1,736,734
6.63%, 08/15/37	2,000	1,845,044
7.20%, 11/01/31	1,467	1,454,901
7.38%, 11/01/31	2,175	2,188,773
8.13%, 09/15/30	1,270	1,317,815
Pacific Drilling SA, 8.38%, 10/01/23 (Call 11/30/20)(a)	2,621	314,520
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(a)	1,330	1,077,300
Parkland Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)	2,304	2,377,924
6.00%, 04/01/26 (Call 04/01/21)(a)	2,283	2,357,198
Parsley Energy LLC/Parsley Finance Corp.
4.13%, 02/15/28 (Call 02/15/23)(a)	1,848	1,922,936
5.25%, 08/15/25 (Call 11/30/20)(a)	2,106	2,169,180
5.38%, 01/15/25 (Call 11/30/20)(a)	2,670	2,730,075
5.63%, 10/15/27 (Call 10/15/22)(a)	3,166	3,367,832
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	4,239	1,631,803
7.25%, 06/15/25 (Call 11/30/20)	3,546	1,471,590
9.25%, 05/15/25 (Call 05/15/22)(a)	3,695	3,279,312
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	4,100	3,864,250
6.13%, 09/15/24 (Call 11/30/20)	1,798	1,748,555
Precision Drilling Corp.
5.25%, 11/15/24 (Call 11/16/20)	1,752	1,134,420
7.13%, 01/15/26 (Call 11/16/20)(a)(b)	1,085	683,550
7.75%, 12/15/23 (Call 11/16/20)	1,310	969,400
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	2,808	2,232,360
5.38%, 10/01/22 (Call 07/01/22)	2,204	1,939,520
5.63%, 03/01/26 (Call 12/01/25)(b)	2,027	1,287,145
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	2,927	2,716,622

42	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.00%, 08/15/22 (Call 05/15/22)(b)	$2,976	$2,976,000
5.00%, 03/15/23 (Call 12/15/22)(b)	2,620	2,541,976
9.25%, 02/01/26 (Call 02/01/22)(a)	3,030	3,211,800
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 11/30/20)(a)	3,279	3,122,395
6.75%, 05/01/23 (Call 11/30/20)(a)	1,268	1,268,000
6.88%, 06/30/23 (Call 11/30/20)(a)	1,722	1,722,000
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	5,443	5,181,056
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)(b)	3,585	3,591,722
7.50%, 04/01/26 (Call 04/01/21)(b)	2,998	3,051,364
7.75%, 10/01/27 (Call 10/01/22)(b)	1,818	1,879,358
8.38%, 09/15/28 (Call 09/15/23)	1,710	1,786,950
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 11/30/20)	4,519	4,552,892
5.50%, 02/15/26 (Call 02/15/21)	3,640	3,646,825
5.88%, 03/15/28 (Call 03/15/23)	1,838	1,906,925
6.00%, 04/15/27 (Call 04/15/22)	2,548	2,633,893
Teine Energy Ltd., 6.88%, 09/30/22 (Call 11/30/20)(a)(b)	1,891	1,881,545
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	2,508	1,529,696
Transocean Inc.
6.80%, 03/15/38	2,434	316,420
7.50%, 01/15/26 (Call 01/15/21)(a)	2,273	477,330
7.50%, 04/15/31(b)	1,581	205,530
8.00%, 02/01/27 (Call 02/01/23)(a)	2,444	665,990
11.50%, 01/30/27 (Call 07/30/23)(a)	500	165,300
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	2,115	1,868,794
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	2,049	1,536,750
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)(b)	2,231	1,433,418
Valaris PLC, 5.85%, 01/15/44 (Call 07/15/43)(f)	450	31,500
Vantage Drilling International, 9.25%, 11/15/23 (Call 11/30/20)(a)	1,604	858,140
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 11/30/20)(a)	1,255	1,029,100
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 11/30/20)(a)	661	489,140
9.75%, 04/15/23 (Call 11/30/20)(a)	405	303,750
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	2,309	2,356,796
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/30/20)(a)	2,466	1,602,900
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	3,971	3,812,160
5.25%, 09/15/24 (Call 06/15/24)(b)	2,669	2,762,415
5.25%, 10/15/27 (Call 10/15/22)	2,931	2,939,529
5.75%, 06/01/26 (Call 06/01/21)	2,311	2,373,397
5.88%, 06/15/28 (Call 06/15/23)	1,608	1,644,180

		461,152,052

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	2,240	2,161,600
6.88%, 04/01/27 (Call 04/01/22)(a)	2,092	2,050,160
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 11/30/20)(a)	75	15,750
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 11/30/20)(a)	1,341	1,314,180
ChampionX Corp., 6.38%, 05/01/26 (Call 05/01/21)	1,392	1,327,884
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)	1,556	1,365,390

Security	Par (000)	Value

Oil & Gas Services (continued)
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 11/30/20)	$1,641	$1,378,440
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	850	408,000
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/30/20)(a)(b)	1,332	392,940
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)(b)	2,058	1,666,980
6.00%, 02/01/28 (Call 11/01/27)	1,355	1,002,700
SESI LLC
7.13%, 12/15/21 (Call 11/30/20)(a)	751	172,730
7.75%, 09/15/24 (Call 11/30/20)(b)	947	217,810
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 11/30/20)(a)	1,539	1,400,490
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	1,724	1,517,516
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	3,116	3,089,857
6.88%, 09/01/27 (Call 09/01/22)	3,193	3,209,635
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(a)	2,555	2,495,724
11.00%, 12/01/24 (Call 12/01/21)(a)(b)	8,154	4,824,233
Welltec A/S, 9.50%, 12/01/22 (Call 11/30/20)(a)	1,631	1,435,280

		31,447,299

Packaging & Containers — 2.6%
ARD Finance SA (7.25% PIK), 6.50%, 06/30/27 (Call 11/15/22)(a)(b)(c)	5,100	5,182,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	4,470	4,559,400
5.25%, 04/30/25 (Call 04/30/22)(a)	2,805	2,934,956
5.25%, 08/15/27 (Call 08/15/22)(a)	8,530	8,756,044
6.00%, 02/15/25 (Call 11/10/20)(a)	3,130	3,235,637
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	5,941	5,874,164
4.00%, 11/15/23	4,155	4,388,241
4.88%, 03/15/26 (Call 12/15/25)(b)	3,152	3,506,600
5.00%, 03/15/22	2,429	2,529,925
5.25%, 07/01/25(b)	4,075	4,608,927
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	2,310	2,340,862
4.88%, 07/15/26 (Call 07/15/22)(a)(b)	5,491	5,743,339
5.13%, 07/15/23 (Call 11/30/20)(b)	1,798	1,820,026
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	2,167	2,266,996
CANPACK SA/Eastern PA Land Investment Holding LLC, 3.13%, 11/01/25 (Call 11/01/22)(a)(b)	335	339,188
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)	1,495	1,562,275
5.38%, 01/15/28 (Call 01/15/23)(a)(b)	2,542	2,650,035
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	4,318	4,490,720
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	2,023	2,151,713
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	4,175	4,331,562
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	1,184	1,418,562
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 11/30/20)(a)(b)	3,086	3,035,852
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	2,127	2,149,121

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	$1,655	$1,729,475
Graphic Packaging International LLC
3.50%, 03/15/28(a)	2,224	2,224,890
3.50%, 03/01/29 (Call 09/01/28)(a)	1,560	1,560,000
4.13%, 08/15/24 (Call 05/15/24)(b)	972	1,023,030
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	1,174	1,273,790
4.88%, 11/15/22 (Call 08/15/22)(b)	1,046	1,082,610
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)(b)	2,369	2,484,489
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(a)	2,000	2,035,000
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(a)(b)	989	1,038,450
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	3,082	3,230,938
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	3,179	3,417,425
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(a)(b)	1,529	1,452,550
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 11/30/20)(a)	5,961	5,963,265
7.25%, 04/15/25 (Call 11/30/20)(a)(b)	6,054	5,840,294
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)(b)	1,159	1,164,795
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	1,185	1,238,325
5.88%, 08/15/23(a)(b)	3,898	4,101,183
6.38%, 08/15/25(a)	1,488	1,633,080
6.63%, 05/13/27 (Call 05/15/23)(a)	2,715	2,911,837
Pactiv LLC, 7.95%, 12/15/25(b)	1,053	1,163,565
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 11/30/20)(a)(b)	2,463	2,466,079
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
4.00%, 10/15/27 (Call 10/15/23)(a)	4,050	4,100,625
5.13%, 07/15/23 (Call 11/30/20)(a)(b)	329	333,113
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	2,085	2,184,037
4.88%, 12/01/22 (Call 09/01/22)(a)	1,765	1,857,662
5.13%, 12/01/24 (Call 09/01/24)(a)	1,660	1,811,475
5.25%, 04/01/23 (Call 01/01/23)(a)	1,303	1,376,294
5.50%, 09/15/25 (Call 06/15/25)(a)	1,764	1,973,475
6.88%, 07/15/33(a)	2,023	2,609,670
Silgan Holdings Inc.
4.13%, 02/01/28 (Call 10/01/22)(b)	2,254	2,341,455
4.75%, 03/15/25 (Call 11/30/20)(b)	1,573	1,604,460
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 11/30/20)(a)(b)	751	745,368
9.25%, 08/01/24 (Call 08/01/21)(a)(b)	1,662	1,749,255
TriMas Corp., 4.88%, 10/15/25 (Call 11/30/20)(a)(b)	1,247	1,267,264
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	4,680	4,902,300
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	2,998	3,208,460

		160,977,003

Pharmaceuticals — 2.0%
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(a)(b)	1,615	1,677,581
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	7,062	7,721,732
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	6,213	6,849,832
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	5,540	5,475,625

Security	Par (000)	Value

Pharmaceuticals (continued)
5.25%, 01/30/30 (Call 01/30/25)(a)	$5,288	$5,222,164
5.50%, 03/01/23 (Call 11/30/20)(a)(b)	1,508	1,504,230
5.50%, 11/01/25 (Call 11/30/20)(a)	9,602	9,864,135
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	1,996	2,140,710
6.13%, 04/15/25 (Call 11/30/20)(a)	13,479	13,839,563
6.25%, 02/15/29 (Call 02/15/24)(a)	6,560	6,760,474
7.00%, 03/15/24 (Call 11/30/20)(a)	7,234	7,496,232
7.00%, 01/15/28 (Call 01/15/23)(a)	3,207	3,391,403
7.25%, 05/30/29 (Call 05/30/24)(a)	3,209	3,451,905
9.00%, 12/15/25 (Call 12/15/21)(a)	6,164	6,735,403
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)(b)	1,380	1,397,540
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	3,168	3,424,735
5.90%, 08/28/28 (Call 05/28/28)(b)	3,308	3,850,347
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 11/30/20)(a)(b)	1,150	1,150,000
6.00%, 06/30/28 (Call 06/30/23)(a)(b)	5,383	4,158,367
9.50%, 07/31/27 (Call 07/31/23)(a)	4,173	4,476,419
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	2,524	2,662,820
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)(b)	1,851	1,905,364
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	2,692	2,864,611
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 11/30/20)(a)(f)	790	264,650
5.63%, 10/15/23 (Call 11/30/20)(a)(f)	1,223	391,360
5.75%, 08/01/22 (Call 11/30/20)(a)(f)	2,313	769,073
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	1,015	1,034,031
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	8,958	9,495,480
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(a)(b)	1,162	1,228,815

		121,204,601

Pipelines — 4.1%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 11/30/20)(a)	1,870	1,813,900
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 11/16/20)	2,468	2,308,074
5.75%, 03/01/27 (Call 03/01/22)(a)	2,547	2,292,300
5.75%, 01/15/28 (Call 01/15/23)(a)	2,796	2,488,440
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/30/20)(a)	2,804	2,726,890
6.63%, 07/15/26 (Call 07/15/21)(a)	1,369	1,228,678
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	3,043	2,822,382
4.13%, 03/01/25 (Call 02/01/25)(a)	2,075	1,966,062
4.13%, 12/01/27 (Call 09/01/27)	1,561	1,467,340
4.15%, 07/01/23 (Call 04/01/23)	1,675	1,647,781
4.35%, 10/15/24 (Call 07/15/24)	1,075	1,042,750
4.50%, 03/01/28 (Call 12/01/27)(a)	2,395	2,275,250
5.60%, 10/15/44 (Call 04/15/44)	1,248	1,076,400
5.85%, 11/15/43 (Call 05/15/43)	1,475	1,305,375
6.38%, 01/22/78 (Call 01/22/23)(d)	1,908	1,221,120
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	7,545	7,790,212
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 11/30/20)	6,004	6,107,269
5.63%, 10/01/26 (Call 10/01/21)	4,891	5,021,101

44	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Series WI, 4.50%, 10/01/29 (Call 10/01/24)(b)	$6,866	$7,000,024
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/21)(a)	1,816	1,845,238
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	2,836	2,485,045
5.75%, 04/01/25 (Call 11/30/20)	1,909	1,746,735
6.25%, 04/01/23 (Call 11/16/20)	3,182	3,084,329
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	2,574	2,561,130
4.75%, 09/30/21 (Call 06/30/21)(a)	1,489	1,496,445
4.95%, 04/01/22 (Call 01/01/22)	1,265	1,283,975
5.13%, 05/15/29 (Call 02/15/29)	2,728	2,713,542
5.38%, 07/15/25 (Call 04/15/25)	3,688	3,872,400
5.60%, 04/01/44 (Call 10/01/43)(b)	1,827	1,589,490
5.63%, 07/15/27 (Call 04/15/27)	2,335	2,419,994
5.85%, 05/21/43 (Call 05/21/23)(a)(d)	2,630	1,955,168
6.45%, 11/03/36(a)(b)	1,303	1,257,395
6.75%, 09/15/37(a)(b)	1,377	1,308,150
8.13%, 08/16/30(b)	1,498	1,707,720
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	2,000	1,712,250
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	3,562	3,064,068
4.40%, 04/01/24 (Call 01/01/24)	2,593	2,351,099
4.85%, 07/15/26 (Call 04/15/26)	2,350	2,005,607
5.05%, 04/01/45 (Call 10/01/44)	1,690	1,064,700
5.45%, 06/01/47 (Call 12/01/46)	1,735	1,114,373
5.60%, 04/01/44 (Call 10/01/43)	1,082	668,135
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	2,150	2,081,845
4.13%, 12/01/26 (Call 09/01/26)	2,280	2,150,359
4.75%, 07/15/23 (Call 06/15/23)	4,885	4,859,131
6.00%, 07/01/25 (Call 04/01/25)(a)	2,020	2,070,500
6.50%, 07/01/27 (Call 01/01/27)(a)	4,035	4,231,888
Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)	4,010	4,061,127
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	2,500	2,375,000
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 11/30/20)	1,033	888,597
6.00%, 05/15/23 (Call 11/30/20)	1,758	1,597,583
6.25%, 05/15/26 (Call 02/15/21)	1,998	1,598,820
6.50%, 10/01/25 (Call 11/30/20)	2,342	1,943,860
7.75%, 02/01/28 (Call 02/01/23)	3,358	2,787,140
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)(a)(b)	1,110	1,143,911
7.00%, 08/01/27 (Call 08/01/22)(b)	1,710	1,760,325
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)(b)	2,700	2,679,750
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	2,602	2,588,990
5.63%, 02/15/26 (Call 02/15/21)(a)	3,473	3,473,000
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)	2,386	2,260,735
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25(a)	650	586,625
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	3,665	3,779,238
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 11/30/20)	1,303	651,500
7.50%, 11/01/23 (Call 11/30/20)	2,646	1,427,755
7.50%, 04/15/26 (Call 04/15/22)	2,065	1,061,389

Security	Par (000)	Value

Pipelines (continued)
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	$2,150	$2,129,575
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)(b)	815	815,000
5.63%, 04/28/27 (Call 01/28/27)	2,467	2,417,660
5.75%, 10/01/25 (Call 07/01/25)	1,950	1,963,319
6.00%, 06/01/26 (Call 03/01/26)	2,466	2,435,175
6.38%, 10/01/30 (Call 04/01/30)	2,675	2,691,719
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 11/30/20)	2,398	1,882,430
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)(b)	2,359	2,423,872
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	1,800	1,795,500
4.80%, 05/15/30 (Call 02/15/30)(a)	1,646	1,547,652
4.95%, 07/15/29 (Call 04/15/29)(a)	2,537	2,471,038
6.88%, 04/15/40(a)	2,130	2,183,250
7.50%, 07/15/38(a)	1,033	1,084,650
Ruby Pipeline LLC, 7.75%, 04/01/22(a)	1,902	1,632,835
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 11/30/20)(a)	2,711	2,574,637
5.50%, 09/15/24 (Call 11/30/20)(a)	3,176	3,052,072
5.50%, 01/15/28 (Call 01/15/23)(a)	3,210	2,949,958
6.00%, 03/01/27 (Call 03/01/23)(a)	1,871	1,768,095
7.50%, 10/01/25 (Call 10/01/22)(a)	2,590	2,615,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 11/30/20)	2,500	2,499,737
4.88%, 02/01/31 (Call 02/01/26)(a)	4,270	4,167,136
5.00%, 01/15/28 (Call 01/15/23)	3,297	3,255,787
5.13%, 02/01/25 (Call 11/30/20)	1,957	1,961,893
5.25%, 05/01/23 (Call 11/02/20)	2,185	2,183,907
5.38%, 02/01/27 (Call 02/01/22)(b)	2,076	2,086,380
5.50%, 03/01/30 (Call 03/01/25)(a)	4,480	4,503,296
5.88%, 04/15/26 (Call 04/15/21)(b)	4,531	4,621,620
6.50%, 07/15/27 (Call 07/15/22)	3,090	3,236,775
6.88%, 01/15/29 (Call 01/15/24)	3,202	3,434,145
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/21)	1,373	1,403,494
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	2,453	2,293,555
4.00%, 07/01/22 (Call 04/01/22)	2,571	2,571,000
4.10%, 02/01/25 (Call 01/01/25)	4,331	4,080,322
4.50%, 03/01/28 (Call 12/01/27)	1,698	1,570,650
4.65%, 07/01/26 (Call 04/01/26)	2,240	2,150,400
4.75%, 08/15/28 (Call 05/15/28)	1,727	1,614,745
5.05%, 02/01/30 (Call 11/01/29)	5,231	4,962,467
5.30%, 03/01/48 (Call 09/01/47)	2,875	2,314,375
5.45%, 04/01/44 (Call 10/01/43)	2,588	2,199,800
5.50%, 08/15/48 (Call 02/15/48)	1,575	1,267,875
6.25%, 02/01/50 (Call 08/01/49)	4,350	3,995,692

		251,776,792

Real Estate — 0.5%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	2,978	3,167,847
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/30/20)(a)	2,815	2,815,000
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)	2,721	2,755,013

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 11/30/20)(a)(b)	$4,432	$4,437,540
5.38%, 08/01/28 (Call 08/01/23)(a)	3,420	3,454,200
Hunt Companies Inc., 6.25%, 02/15/26 (Call 02/15/21)(a)	135	129,600
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 11/30/20)	5,050	4,873,250
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(b)	2,547	2,692,873
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	2,155	2,146,919
7.63%, 06/15/25 (Call 06/15/22)(a)	2,245	2,371,281
9.38%, 04/01/27 (Call 04/01/22)(a)	2,569	2,720,443
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	1,592	1,008,962

		32,572,928

Real Estate Investment Trusts — 3.5%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	4,043	3,355,690
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(f)	1,019	384,673
5.95%, 12/15/26 (Call 09/15/26)(b)(f)	1,075	402,712
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(b)	1,464	1,339,560
4.75%, 10/15/27 (Call 07/15/27)(b)	900	702,000
5.00%, 10/15/22 (Call 07/15/22)(b)	1,595	1,527,189
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 11/30/20)(b)	1,173	1,208,190
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)(b)	1,460	1,390,650
4.75%, 02/15/28 (Call 08/15/27)(b)	2,214	1,964,925
9.75%, 06/15/25 (Call 06/15/22)(b)	4,150	4,565,000
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	1,899	1,620,706
4.50%, 04/01/25 (Call 01/01/25)	1,319	1,210,183
4.50%, 06/01/27 (Call 03/01/27)	1,550	1,386,862
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,361,028
4.95%, 04/15/28 (Call 01/15/28)	1,757	1,579,689
5.25%, 07/15/23 (Call 04/15/23)	698	675,359
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	3,446	3,377,080
5.25%, 05/01/25 (Call 11/30/20)(a)	5,511	5,511,000
Felcor Lodging LP, 6.00%, 06/01/25 (Call 11/16/20)(b)	2,286	2,245,995
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 11/30/20)(b)	1,105	889,525
5.88%, 10/15/24 (Call 11/30/20)(b)	847	586,624
6.00%, 04/15/26 (Call 04/15/21)	1,166	757,550
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(a)	1,880	1,877,650
5.25%, 07/15/24 (Call 07/15/21)(a)	2,223	2,289,690
6.00%, 04/15/25 (Call 04/15/22)(a)	1,560	1,655,550
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	4,710	4,689,135
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	4,587	4,671,630
4.88%, 09/15/29 (Call 09/15/24)(a)	4,501	4,548,260
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	1,418	1,447,537
5.25%, 03/15/28 (Call 12/27/22)(a)	3,601	3,691,025
5.25%, 07/15/30 (Call 07/15/25)(a)	5,620	5,767,525
5.63%, 07/15/32 (Call 07/15/26)(a)	2,909	3,006,844
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	1,998	1,833,165
4.75%, 10/01/24 (Call 07/01/24)(b)	3,534	3,374,970
5.50%, 02/15/26 (Call 08/15/22)	2,050	1,940,879

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	$3,322	$2,869,377
5.25%, 03/15/22 (Call 09/15/21)(a)	1,717	1,668,718
5.25%, 10/01/25 (Call 11/16/20)(a)	1,744	1,591,400
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)(b)	1,171	1,073,433
4.50%, 04/18/22 (Call 01/18/22)	1,327	1,277,655
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	2,147	2,200,675
4.50%, 01/15/28 (Call 10/15/27)(b)	1,511	1,533,665
4.63%, 06/15/25 (Call 03/15/25)(a)	3,395	3,457,672
5.63%, 05/01/24 (Call 02/01/24)	4,664	4,909,793
5.75%, 02/01/27 (Call 11/01/26)	3,474	3,748,915
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)(b)	4,239	4,438,233
5.00%, 10/15/27 (Call 10/15/22)	6,104	6,387,531
5.25%, 08/01/26 (Call 08/01/21)	2,401	2,491,037
5.50%, 05/01/24 (Call 11/30/20)	1,132	1,146,150
6.38%, 03/01/24 (Call 11/30/20)	1,956	2,002,357
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	2,610	2,495,812
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(a)	3,190	3,126,200
7.50%, 06/01/25 (Call 06/01/22)(a)	2,450	2,560,250
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27 (Call 10/15/22)	3,087	2,852,758
5.00%, 04/15/23 (Call 11/30/20)	1,901	1,843,970
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	6,662	6,770,257
4.00%, 10/01/22 (Call 11/30/20)	3,165	3,192,694
4.88%, 09/01/24 (Call 11/30/20)	4,644	4,745,239
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	2,293	1,800,005
4.35%, 10/01/24 (Call 09/01/24)	3,212	2,842,620
4.38%, 02/15/30 (Call 08/15/29)(b)	1,625	1,325,391
4.50%, 06/15/23 (Call 12/15/22)	2,082	2,003,925
4.50%, 03/15/25 (Call 09/15/24)	1,634	1,405,240
4.65%, 03/15/24 (Call 09/15/23)	1,800	1,617,750
4.75%, 10/01/26 (Call 08/01/26)(b)	1,950	1,667,250
4.95%, 02/15/27 (Call 08/15/26)(b)	2,053	1,724,520
4.95%, 10/01/29 (Call 07/01/29)	1,250	1,025,000
5.00%, 08/15/22 (Call 02/15/22)	1,995	1,970,063
5.25%, 02/15/26 (Call 08/15/25)	1,801	1,566,870
7.50%, 09/15/25 (Call 06/15/25)	3,312	3,471,415
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	2,303	2,233,910
5.00%, 12/15/21 (Call 09/15/21)	2,601	2,587,995
5.50%, 11/01/23 (Call 08/01/23)(a)	460	455,878
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 11/30/20)(a)(b)	2,107	2,014,598
7.88%, 02/15/25 (Call 02/15/22)(a)	10,318	10,947,059
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 11/30/20)(a)	2,159	2,187,337
8.25%, 10/15/23 (Call 11/30/20)	5,038	4,962,430
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	3,410	3,422,617
3.75%, 02/15/27 (Call 02/15/23)(a)	3,150	3,157,875

46	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 08/15/30 (Call 02/15/25)(a)	$4,500	$4,556,250
4.25%, 12/01/26 (Call 12/01/22)(a)	5,778	5,875,359
4.63%, 12/01/29 (Call 12/01/24)(a)	4,148	4,309,813
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(b)	2,966	1,534,905
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)(b)	1,765	1,752,133

		219,638,049

Retail — 4.3%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	1,850	1,836,125
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	2,985	3,007,387
4.00%, 10/15/30 (Call 10/15/25)(a)	7,760	7,711,500
4.25%, 05/15/24 (Call 11/30/20)(a)	8,282	8,451,781
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	2,763	2,797,537
5.00%, 10/15/25 (Call 11/13/20)(a)	6,688	6,857,875
5.75%, 04/15/25 (Call 04/15/22)(a)	365	388,915
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	1,465	1,565,719
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)	1,125	1,125,000
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(a)	1,840	1,872,200
4.75%, 03/01/30 (Call 03/01/25)(a)	1,957	2,020,603
At Home Holding III Inc., 8.75%, 09/01/25 (Call 09/01/22)(a)(b)	1,190	1,252,475
Beacon Roofing Supply Inc.
4.50%, 11/15/26 (Call 11/15/22)(a)(b)	1,153	1,183,266
4.88%, 11/01/25 (Call 11/30/20)(a)	5,883	5,771,223
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(b)	1,489	1,435,880
4.92%, 08/01/34 (Call 02/01/34)(b)	354	295,590
5.17%, 08/01/44 (Call 02/01/44)	2,847	2,320,305
Brinker International Inc.
3.88%, 05/15/23(b)	1,308	1,272,030
5.00%, 10/01/24 (Call 07/01/24)(a)	1,833	1,833,275
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)	1,217	1,275,568
Carvana Co.
5.63%, 10/01/25 (Call 10/01/22)(a)	1,420	1,398,700
5.88%, 10/01/28 (Call 10/01/23)(a)	2,225	2,197,655
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	1,540	1,511,125
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)	3,633	3,560,340
8.50%, 10/30/25 (Call 10/30/21)(a)(b)	2,540	2,598,420
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 11/30/20)	1,060	964,600
6.75%, 06/15/23 (Call 11/16/20)(b)	830	751,150
10.00%, 04/15/25 (Call 04/15/22)(a)	3,050	3,328,312
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)(b)	2,330	2,364,950
Gap Inc. (The)
8.38%, 05/15/23(a)	2,235	2,495,042
8.63%, 05/15/25 (Call 05/15/22)(a)	3,105	3,407,737
8.88%, 05/15/27 (Call 05/15/23)(a)	4,495	5,139,808
Golden Nugget Inc.
6.75%, 10/15/24 (Call 11/30/20)(a)(b)	6,050	5,122,958
8.75%, 10/01/25 (Call 11/30/20)(a)(b)	2,526	2,074,478
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)(b)	2,550	2,553,187
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/21)(a)	2,219	2,224,548
7.00%, 06/15/25 (Call 06/15/22)(a)	3,310	3,527,583

Security	Par (000)	Value

Retail (continued)
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)	$1,890	$1,872,659
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	2,931	3,033,189
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	4,294	4,437,098
L Brands Inc.
5.25%, 02/01/28	2,191	2,158,135
5.63%, 10/15/23(b)	2,434	2,543,773
6.63%, 10/01/30 (Call 10/01/25)(a)	4,270	4,483,500
6.69%, 01/15/27	1,600	1,601,840
6.75%, 07/01/36(b)	2,505	2,530,551
6.88%, 07/01/25 (Call 07/01/22)(a)	3,205	3,435,696
6.88%, 11/01/35	4,362	4,427,430
6.95%, 03/01/33(b)	1,680	1,545,600
7.50%, 06/15/29 (Call 06/15/24)	2,571	2,751,921
7.60%, 07/15/37	1,252	1,192,154
9.38%, 07/01/25(a)	1,585	1,838,600
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	1,280	1,321,600
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	1,610	1,694,686
5.25%, 08/01/25 (Call 11/30/20)(a)(b)	1,275	1,319,625
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	5,915	6,175,851
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	3,174	2,618,550
3.63%, 06/01/24 (Call 03/01/24)(b)	2,640	2,020,999
3.88%, 01/15/22 (Call 10/15/21)	1,130	1,056,550
4.30%, 02/15/43 (Call 08/15/42)	500	270,000
4.50%, 12/15/34 (Call 06/15/34)	1,284	706,200
5.13%, 01/15/42 (Call 07/15/41)	932	521,920
Marks & Spencer PLC, 7.13%, 12/01/37(a)	1,325	1,384,214
Michaels Stores Inc.
4.75%, 10/01/27 (Call 10/01/23)(a)(b)	780	762,450
8.00%, 07/15/27 (Call 07/15/22)(a)(b)	2,192	2,257,760
Murphy Oil USA Inc.
4.75%, 09/15/29 (Call 09/15/24)	2,195	2,299,263
5.63%, 05/01/27 (Call 05/01/22)	1,395	1,464,750
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	1,675	1,403,891
4.38%, 04/01/30 (Call 01/01/30)(b)	2,375	1,833,794
5.00%, 01/15/44 (Call 07/15/43)	3,700	2,620,701
6.95%, 03/15/28(b)	1,450	1,363,861
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	2,379	2,384,947
5.38%, 12/01/24 (Call 11/30/20)	1,351	1,379,709
5.50%, 05/15/26 (Call 05/15/21)(b)	2,536	2,616,835
PetSmart Inc.
5.88%, 06/01/25 (Call 11/30/20)(a)	4,631	4,734,179
7.13%, 03/15/23 (Call 11/30/20)(a)	7,884	7,893,855
8.88%, 06/01/25 (Call 11/10/20)(a)	3,046	3,118,342
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 11/30/20)(a)(b)	1,228	1,212,650
QVC Inc.
4.38%, 03/15/23	3,441	3,565,736
4.38%, 09/01/28 (Call 06/01/28)	2,230	2,231,673
4.45%, 02/15/25 (Call 11/15/24)	2,414	2,468,315
4.75%, 02/15/27 (Call 11/15/26)	2,365	2,413,045
4.85%, 04/01/24	2,973	3,099,352
5.45%, 08/15/34 (Call 02/15/34)(b)	1,763	1,740,963
5.95%, 03/15/43(b)	1,386	1,330,560

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	$2,736	$2,736,000
7.70%, 02/15/27	850	654,585
8.00%, 11/15/26 (Call 01/15/23)(a)	3,382	3,390,455
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)	2,952	2,927,646
8.75%, 04/30/25 (Call 04/30/22)(a)	935	1,026,163
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)(b)	1,217	1,255,786
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)(b)	2,550	2,601,000
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(a)(b)	1,274	1,344,070
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	9,035	8,447,725
10.75%, 04/15/27 (Call 04/15/22)(a)	4,070	3,235,650
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 11/30/20)	2,941	2,973,204
5.75%, 03/01/25 (Call 11/30/20)(b)	810	822,150
5.88%, 03/01/27 (Call 03/01/22)(b)	1,780	1,833,400
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	1,816	1,943,756
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(a)(b)	1,380	1,386,900
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)	2,170	2,224,250
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	4,280	4,199,750
3.75%, 11/01/21 (Call 08/01/21)(b)	1,119	1,130,190
3.88%, 11/01/23 (Call 08/01/23)(b)	1,760	1,830,400
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	3,630	3,902,250
5.35%, 11/01/43 (Call 05/01/43)(b)	1,291	1,403,963
6.88%, 11/15/37(b)	1,510	1,838,425
7.75%, 04/01/25 (Call 04/01/22)(a)	2,509	2,756,011

		266,497,548

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(b)(d)	1,425	1,452,749

Semiconductors — 0.5%
Advanced Micro Devices Inc., 7.50%, 08/15/22(b)	1,273	1,413,030
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)(b)	2,662	2,848,340
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)	2,000	2,115,000
Entegris Inc.
4.38%, 04/15/28 (Call 04/15/23)(a)(b)	1,455	1,513,200
4.63%, 02/10/26 (Call 11/10/20)(a)(b)	2,897	2,976,667
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)(b)	5,045	5,237,562
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	3,140	3,194,950
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	2,539	2,570,738
4.38%, 10/15/29 (Call 10/15/24)	3,796	4,069,768
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	3,439	3,559,365

		29,498,620

Software — 2.1%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)(b)	1,819	1,919,045
Ascend Learning LLC, 6.88%, 08/01/25 (Call 11/30/20)(a)(b)	2,792	2,857,233

Security	Par (000)	Value

Software (continued)
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	$4,279	$4,332,487
Blackboard Inc., 10.38%, 11/15/24 (Call 11/30/20)(a)(b)	750	757,500
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(a)	2,590	2,776,791
9.13%, 03/01/26 (Call 09/01/21)(a)(b)	1,540	1,636,250
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 11/30/20)(a)(b)	1,368	1,381,680
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(a)	2,430	2,460,375
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	3,040	3,161,600
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)	1,379	1,310,050
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	3,174	3,289,296
5.00%, 10/15/24 (Call 07/15/24)	1,600	1,744,000
5.25%, 05/15/29 (Call 05/15/24)(a)	2,406	2,580,916
5.88%, 06/15/26 (Call 06/15/21)	2,032	2,115,820
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 11/10/20)(a)	5,823	5,820,496
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(a)	1,971	2,108,970
Dun & Bradstreet Corp./The, 10.25%, 02/15/27 (Call 02/15/22)(a)	2,145	2,401,757
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)(b)	1,514	1,565,098
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	1,743	1,934,730
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 11/30/20)(a)	2,691	2,839,543
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/22)(a)(b)	1,283	1,392,055
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 12/07/20)(a)	2,924	3,062,305
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	2,475	2,500,616
Logan Merger Sub Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)(b)	4,280	4,338,850
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	1,500	1,541,250
3.88%, 02/15/31 (Call 06/01/25)(a)	4,500	4,702,500
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	4,486	4,681,859
4.75%, 08/01/26 (Call 08/01/21)(a)	2,307	2,396,396
5.38%, 05/15/27 (Call 05/15/22)(a)	1,954	2,085,895
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)(b)	2,418	2,538,900
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	3,860	3,920,911
5.88%, 06/01/26 (Call 06/01/21)(a)	4,151	4,317,040
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	3,872	4,017,200
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)(b)	2,312	2,353,905
4.00%, 02/15/28 (Call 02/15/23)(a)	2,263	2,339,376
Rackspace Technology Global. Inc., 8.63%, 11/15/24 (Call 11/30/20)(a)(b)	4,485	4,670,006
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 11/30/20)(a)(b)	1,588	1,079,840
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 11/30/20)(a)	8,239	8,554,307

48	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	$8,887	$9,445,370
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 11/10/20)(a)(b)	1,777	1,768,115
7.50%, 09/01/25 (Call 09/01/21)(a)	3,949	4,004,681
10.50%, 02/01/24 (Call 11/10/20)(a)(b)	3,991	3,701,652

		128,406,666

Storage & Warehousing — 0.1%
Algeco Global Finance 2 PLC, 10.00%, 08/15/23 (Call 11/10/20)(a)(b)	977	957,460
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 11/30/20)(a)	2,219	2,213,453

		3,170,913

Telecommunications — 7.2%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	5,495	5,288,937
10.50%, 05/15/27 (Call 05/15/22)(a)	6,662	7,344,855
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	2,100	2,096,693
5.50%, 01/15/28 (Call 09/15/22)(a)	4,870	4,933,919
7.38%, 05/01/26 (Call 05/01/21)(a)	20,876	21,788,281
8.13%, 02/01/27 (Call 02/01/22)(a)	7,604	8,269,350
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	4,480	4,597,600
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	5,183	5,457,699
7.50%, 10/15/26 (Call 10/15/21)(a)(b)	2,594	2,731,456
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	5,605	5,730,440
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	5,738	5,867,105
5.63%, 04/01/25 (Call 01/01/25)(b)	2,158	2,265,900
Series G, 6.88%, 01/15/28(b)	1,582	1,756,020
Series P, 7.60%, 09/15/39	2,292	2,578,500
Series T, 5.80%, 03/15/22	5,325	5,538,000
Series U, 7.65%, 03/15/42	2,016	2,252,880
Series W, 6.75%, 12/01/23	3,104	3,375,600
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	4,000	4,413,840
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 11/30/20)(a)	2,818	2,916,630
8.00%, 10/15/25 (Call 11/30/20)(a)	1,407	1,491,420
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	5,081	5,194,154
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	6,504	6,747,900
7.13%, 07/01/28 (Call 07/01/23)(a)	2,775	2,790,401
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	4,662	4,825,147
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	3,302	3,081,245
6.00%, 06/15/25 (Call 11/10/20)(a)	5,973	5,921,513
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	9,152	9,217,894
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 11/02/20)(b)	2,028	2,028,000
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	575	590,813
DKT Finance ApS, 9.38%, 06/17/23 (Call 11/30/20)(a)(b)	1,743	1,774,374
Embarq Corp., 8.00%, 06/01/36(b)	6,631	7,774,847
Escrow RCN Corp., 11.63%, 04/15/23	1,183	85,768
Frontier Communications Corp.
5.88%, 10/15/27 (Call 10/15/23)(a)	3,815	3,909,994
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	3,995	4,019,969

Security	Par (000)	Value

Telecommunications (continued)
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)(b)	$3,916	$4,121,590
GTT Communications Inc., 7.88%, 12/31/24 (Call 11/30/20)(a)(b)	1,384	692,000
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 11/30/20)(a)(b)	1,516	1,462,940
Hughes Satellite Systems Corp.
5.25%, 08/01/26	3,320	3,558,293
6.63%, 08/01/26(b)	3,315	3,590,559
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 11/30/20)(a)	4,405	4,471,075
9.50%, 09/30/22(a)	2,509	2,735,989
Intrado Corp., 8.50%, 10/15/25 (Call 11/30/20)(a)	4,624	4,163,172
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(d)	2,800	2,931,874
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	3,866	3,740,355
4.25%, 07/01/28 (Call 07/01/23)(a)	5,260	5,286,300
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	4,335	4,421,700
5.25%, 03/15/26 (Call 03/15/21)	3,636	3,753,806
5.38%, 01/15/24 (Call 11/30/20)	3,936	3,964,379
5.38%, 05/01/25 (Call 11/30/20)	3,304	3,398,131
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)(b)	1,797	1,886,850
6.25%, 03/25/29 (Call 03/25/24)(a)	3,492	3,860,406
6.63%, 10/15/26 (Call 10/15/21)(a)(b)	1,870	2,014,925
Nokia OYJ
3.38%, 06/12/22(b)	2,033	2,076,201
4.38%, 06/12/27	2,325	2,499,398
6.63%, 05/15/39(b)	2,062	2,587,810
ORBCOMM Inc., 8.00%, 04/01/24 (Call 11/30/20)(a)	1,333	1,352,995
Plantronics Inc., 5.50%, 05/31/23 (Call 11/30/20)(a)(b)	2,234	2,150,225
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(a)	1,590	1,647,399
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(a)	850	851,726
Qwest Corp.
6.75%, 12/01/21	3,676	3,862,774
7.25%, 09/15/25	667	766,932
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)(b)	2,570	2,718,752
Sprint Capital Corp.
6.88%, 11/15/28(b)	10,986	13,897,290
8.75%, 03/15/32	8,763	13,111,639
Sprint Communications Inc.
6.00%, 11/15/22	10,076	10,785,048
11.50%, 11/15/21(b)	3,712	4,050,237
Sprint Corp.
7.13%, 06/15/24	10,704	12,311,741
7.63%, 02/15/25 (Call 11/15/24)	6,135	7,239,300
7.63%, 03/01/26 (Call 11/01/25)	6,794	8,268,094
7.88%, 09/15/23(b)	17,914	20,421,960
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(a)(b)	2,380	2,382,975
Telecom Italia Capital SA
6.00%, 09/30/34	4,519	5,257,857
6.38%, 11/15/33(b)	4,148	4,906,503
7.20%, 07/18/36	4,382	5,528,550
7.72%, 06/04/38(b)	4,134	5,600,206
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	6,432	6,959,102
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	3,850	3,975,125

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)	$1,478	$1,503,865
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	2,608	2,594,960
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)(b)	2,038	2,102,166
4.50%, 02/01/26 (Call 02/01/21)	4,379	4,488,475
4.75%, 02/01/28 (Call 02/01/23)	6,629	7,102,289
5.13%, 04/15/25 (Call 11/10/20)	2,071	2,122,775
5.38%, 04/15/27 (Call 04/15/22)	2,187	2,334,623
6.00%, 03/01/23 (Call 11/10/20)	5,265	5,265,000
6.00%, 04/15/24 (Call 11/10/20)	4,502	4,581,685
6.50%, 01/15/26 (Call 01/15/21)	8,515	8,872,630
United States Cellular Corp., 6.70%, 12/15/33(b)	2,422	3,190,004
ViaSat Inc.
5.63%, 09/15/25 (Call 11/10/20)(a)	3,056	3,074,183
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	2,396	2,509,810
6.50%, 07/15/28 (Call 07/15/23)(a)(b)	1,895	1,956,588
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	5,360	5,360,000
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(d)	8,843	10,495,067
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	6,215	5,997,475
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)(b)	6,600	6,477,867
6.13%, 03/01/28 (Call 03/01/23)(a)	4,825	4,867,219

		448,818,008

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(a)(b)	2,803	1,962,100

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(b)	1,315	1,308,425
5.45%, 11/01/41 (Call 05/01/41)(b)	1,302	1,307,091
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	2,380	2,586,346
6.20%, 10/01/40(b)	1,052	1,099,340
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	7,375	7,756,656

		14,057,858

Transportation — 0.5%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 11/16/20)(a)	3,151	2,662,595
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)	2,235	2,271,319
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 11/10/20)(a)	895	906,608
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 11/30/20)(a)(b)	1,763	1,763,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 11/30/20)(a)	2,106	1,411,020
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 11/30/20)(a)	550	262,625
11.25%, 08/15/22 (Call 11/30/20)(a)	25	20,375
Teekay Corp., 9.25%, 11/15/22 (Call 11/30/20)(a)(b)	1,207	1,159,203
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)(b)	2,351	2,439,162
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	1,800	1,862,964
XPO CNW Inc., 6.70%, 05/01/34(b)	1,413	1,571,821
XPO Logistics Inc.
6.13%, 09/01/23 (Call 11/30/20)(a)	1,956	1,980,450

Security	Par/ Shares (000)		Value

Transportation (continued)
6.25%, 05/01/25 (Call 05/01/22)(a)	$4,961		$5,272,650
6.50%, 06/15/22 (Call 11/30/20)(a)	4,582		4,598,908
6.75%, 08/15/24 (Call 08/15/21)(a)	4,051		4,286,768

			32,469,468

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(d)	1,836		1,624,860
Fly Leasing Ltd., 5.25%, 10/15/24 (Call 11/30/20)	1,215		1,016,196
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	1,917		1,888,648
6.75%, 03/15/22 (Call 11/30/20)(a)	2,576		2,556,583
9.75%, 08/01/27 (Call 08/01/23)(a)	1,882		2,001,977

			9,088,264

Total Corporate Bonds & Notes — 97.5% (Cost: $6,044,241,654)			6,036,595,632

Floating Rate Loan Interests

Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 2020 2nd Lien Term Loan, 1.00%, 11/01/25(h)	2,555		2,685,944

Total Floating Rate Loan Interests — 0.0% (Cost: $2,555,000)			2,685,944

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(b)(i)(j)	4		0	(k)

Media — 0.0%
AMC Entertainment Inc.(i)(j)	13		29,906

Oil, Gas & Consumable Fuels — 0.0%
Pioneer Energy Services Corp.(i)(j)	0	(l)	15,999
Whiting Petroleum Corp.(b)(j)	91		1,322,541

			1,338,540

Total Common Stocks — 0.0% (Cost $5,134,689)			1,368,446

Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(j)	128		204,840

Total Warrants — 0.0% (Cost $549,223)			204,840

Short-Term Investments

Money Market Funds — 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(m)(n)(o)	736,146		736,661,674

50	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(m)(n)	101,864	$101,864,000

		838,525,674

Total Short-Term Investments — 13.6% (Cost: $838,333,111)		838,525,674

Total Investments in Securities — 111.1% (Cost: $6,890,813,677)		6,879,380,536

Other Assets, Less Liabilities — (11.1)%		(685,306,866)

Net Assets — 100.0%		$6,194,073,670

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Fixed rate.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Non-income producing security.
(k)	Rounds to less than $1.
(l)	Rounds to less than 1,000.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period-end.
(o)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$496,137,693	$240,647,323	(a)	$—	$(262,307)	$138,965	$736,661,674	736,146	$3,784,720	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,520,000	86,344,000	(a)	—	—	—	101,864,000	101,864	172,908		—

					$(262,307)	$138,965	$838,525,674		$3,957,628		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$6,036,595,632	$—	$6,036,595,632
Floating Rate Loan Interests	—	2,685,944	—	2,685,944
Common Stocks	1,322,541	—	45,905	1,368,446
Warrants	—	204,840	—	204,840
Money Market Funds	838,525,674	—	—	838,525,674

	$839,848,215	$6,039,486,416	$45,905	$6,879,380,536

See notes to financial statements.

52	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)	$50	$34,877
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)	45	41,344
5.00%, 08/15/27 (Call 08/15/22)(a)	110	104,235
5.63%, 02/15/24 (Call 02/15/21)	46	46,823
6.25%, 06/15/25 (Call 06/15/22)(a)	40	40,891

		268,170

Aerospace & Defense — 4.1%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	160	168,298
5.90%, 02/01/27	75	82,832
5.95%, 02/01/37	75	82,584
6.88%, 05/01/25 (Call 04/01/25)	140	155,649
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	75	76,893
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	95	91,913
5.38%, 05/01/26 (Call 05/01/21)(a)	50	50,640
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	90	74,834
5.50%, 01/15/25 (Call 10/15/22)(a)(b)	60	61,022
7.50%, 04/15/25 (Call 04/15/22)(a)	165	166,469
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	100	111,251
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	240	234,245
6.25%, 03/15/26 (Call 03/15/22)(a)	430	448,408
6.38%, 06/15/26 (Call 06/15/21)	110	109,616
6.50%, 07/15/24 (Call 07/15/21)(b)	110	110,332
6.50%, 05/15/25 (Call 05/15/21)	85	84,969
7.50%, 03/15/27 (Call 03/15/22)	120	123,965
8.00%, 12/15/25 (Call 04/08/22)(a)	105	113,692
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/21)(a)	70	60,504
7.75%, 08/15/25 (Call 08/15/21)	60	39,002
8.88%, 06/01/24 (Call 02/01/23)(a)	72	76,648

		2,523,766

Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)	50	53,009

Apparel — 1.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	115	119,813
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	135	145,207
5.38%, 05/15/25 (Call 05/15/22)(a)	30	31,571
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)	105	107,642
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	50	49,069
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	100	96,757
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	90	94,521
5.63%, 03/15/27 (Call 03/15/22)(a)	50	52,461

		697,041

Auto Manufacturers — 1.3%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)	70	72,512
5.00%, 10/01/24 (Call 10/01/21)(a)	95	95,832
5.88%, 06/01/29 (Call 06/01/24)(a)	70	76,552
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)(a)	160	165,453
9.50%, 05/01/25 (Call 04/21/22)(a)	110	121,842

Security	Par (000)	Value

Auto Manufacturers (continued)
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)	$225	$232,805

		764,996

Auto Parts & Equipment — 1.3%
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/21)(b)	85	86,071
6.25%, 03/15/26 (Call 03/15/21)	15	15,036
6.50%, 04/01/27 (Call 04/01/22)	70	70,513
6.88%, 07/01/28 (Call 07/01/23)	80	81,303
BorgWarner Inc., 5.00%, 10/01/25(a)	100	116,094
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(a)	45	46,574
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	60	62,317
5.50%, 12/15/24 (Call 12/15/20)	20	20,411
5.63%, 06/15/28 (Call 06/15/23)	55	57,758
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(c)	200	201,946
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)(b)	50	38,813

		796,836

Banks — 1.5%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(d)	70	72,911
4.75%, 02/16/24 (Call 11/16/23)	45	48,373
5.00%, 08/15/22	125	131,749
5.00%, 08/01/23	130	140,040
5.25%, 03/07/25 (Call 12/07/24)	25	27,941
6.13%, 03/09/28	60	73,053
Commerzbank AG, 8.13%, 09/19/23(a)	200	229,838
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	146,260
Morgan Stanley, 5.88%, (Call 09/15/26)(d)(e)	50	55,079

		925,244

Beverages — 0.2%
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 04/01/21)(a)	100	103,258

Building Materials — 1.7%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	50	53,478
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	55	57,954
6.75%, 06/01/27 (Call 06/01/22)(a)	105	112,596
Cornerstone Building Brands Inc.
6.13%, 01/15/29 (Call 09/15/23)(a)	60	61,350
8.00%, 04/15/26 (Call 04/15/21)(a)	75	77,920
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	75	79,372
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)(b)	200	213,972
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(a)	100	103,499
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	20	21,515
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	50	53,228
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	80	82,402
US Concrete Inc., 5.13%, 03/01/29 (Call 03/01/23)(a)	100	101,793

		1,019,079

Chemicals — 1.1%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	150	157,314
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	25	25,392
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	95	96,575

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2020	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.25%, 12/15/29 (Call 09/15/29)	$85	$86,082
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)	50	50,621
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/21)(a)	50	50,757
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/21)(a)	70	69,897
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)	45	47,462
6.50%, 04/15/26 (Call 04/15/21)(a)	75	76,116

		660,216

Commercial Services — 6.4%
ADT Security Corp. (The)
3.50%, 07/15/22	110	111,893
4.13%, 06/15/23	120	124,733
4.88%, 07/15/32(a)(b)	75	77,221
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/22)(a)	50	51,127
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	75	77,148
Atento Luxco 1 SA, 6.13%, 08/10/22 (Call 08/10/21)(a)	50	45,991
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27 (Call 07/15/22)(a)	45	42,437
10.50%, 05/15/25 (Call 05/15/22)(a)	60	69,133
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)	65	66,663
5.50%, 07/15/25 (Call 06/18/22)(a)	60	62,336
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)	50	52,536
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)	100	102,273
4.50%, 07/01/28 (Call 07/01/23)(a)	110	114,800
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	150	154,228
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	100	101,440
Laureate Education Inc., 8.25%, 05/01/25 (Call 04/26/21)(a)	100	106,511
Nielsen Co Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/21)(a)(b)	70	71,801
5.50%, 10/01/21 (Call 11/30/20)(a)	5	5,011
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/21)(a)	48	48,058
5.63%, 10/01/28 (Call 10/01/23)(a)	135	139,250
5.88%, 10/01/30 (Call 10/01/25)(a)	85	89,307
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	160	154,486
5.25%, 04/15/24(a)	85	88,884
5.75%, 04/15/26(a)(b)	145	154,445
6.25%, 01/15/28 (Call 01/15/23)(a)	155	156,603
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/21)(a)	50	51,364
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(a)	60	58,850
7.38%, 09/01/25 (Call 09/01/22)(a)	100	101,887
9.25%, 04/15/25 (Call 03/16/25)(a)	100	110,690
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	115	116,594
4.63%, 12/15/27 (Call 12/15/22)	35	37,021
5.13%, 06/01/29 (Call 06/01/24)	90	98,419
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)	100	102,638
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)	100	102,227
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	84	87,105
3.88%, 02/15/31 (Call 08/15/25)(b)	135	136,594
4.00%, 07/15/30 (Call 07/15/25)	35	35,689

Security	Par (000)	Value

Commercial Services (continued)
4.88%, 01/15/28 (Call 01/15/23)	$230	$241,537
5.25%, 01/15/30 (Call 01/15/25)	90	97,578
5.50%, 05/15/27 (Call 05/15/22)	160	170,205
5.88%, 09/15/26 (Call 09/15/21)(b)	97	102,088

		3,918,801

Computers — 1.4%
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	75	76,537
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/21)(a)	210	217,631
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/21)(b)	50	45,498
9.38%, 07/15/25 (Call 07/15/22)(a)	85	90,318
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	110	112,270
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)	85	84,576
5.25%, 10/01/30 (Call 10/01/25)(a)	55	54,626
5.75%, 09/01/27 (Call 09/01/22)(a)	70	72,159
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	45	47,483
8.13%, 04/15/25 (Call 04/15/22)(a)	65	71,467
Vericast Corp., 9.25%, 03/01/21 (Call 11/27/20)(a)	3	3,006

		875,571

Cosmetics & Personal Care — 0.5%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/21)(a)	50	50,985
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/21)(a)	50	50,984
Avon Products Inc., 7.00%, 03/15/23	55	59,156
Edgewell Personal Care Co.
4.70%, 05/24/22	20	20,636
5.50%, 06/01/28 (Call 06/01/23)(a)	110	115,574

		297,335

Distribution & Wholesale — 1.3%
Avient Corp.
5.25%, 03/15/23	75	80,573
5.75%, 05/15/25 (Call 05/15/22)(a)	85	89,288
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/21)	125	129,568
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/21)(a)	100	104,608
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	100	104,961
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(a)	125	126,801
Performance Food Group Inc.
5.50%, 10/15/27 (Call 10/15/22)(a)	110	112,750
6.88%, 05/01/25 (Call 05/01/22)(a)	5	5,293
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)	50	48,480

		802,322

Diversified Financial Services — 3.2%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(d)	50	39,583
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	120	136,379
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	90	93,859
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(c)	200	133,940
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	35	35,872
5.75%, 09/15/25 (Call 03/15/21)(a)	125	129,433
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (Call 08/15/23)(a)	115	114,695
6.00%, 01/15/27 (Call 01/15/23)(a)	55	55,011
9.13%, 07/15/26 (Call 07/15/21)(a)	115	123,083

54	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	$100	$102,854
5.63%, 03/15/23	100	104,087
6.13%, 05/15/22	100	104,351
6.13%, 03/15/24 (Call 09/15/23)	100	105,144
6.63%, 01/15/28 (Call 07/15/27)	100	109,446
6.88%, 03/15/25	150	165,081
7.13%, 03/15/26	200	221,668
8.88%, 06/01/25 (Call 06/01/22)	75	82,430
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	75	76,931
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	25	25,363

		1,959,210

Electrical Components & Equipment — 1.0%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	95	95,982
4.75%, 06/15/28 (Call 07/01/23)(a)	85	87,785
7.75%, 01/15/27 (Call 01/15/22)(a)	30	32,489
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	165	178,029
7.25%, 06/15/28 (Call 06/15/23)(a)	175	191,476

		585,761

Electronics — 0.7%
Sensata Technologies BV
4.88%, 10/15/23(a)	45	47,751
5.00%, 10/01/25(a)(b)	85	92,857
5.63%, 11/01/24(a)(b)	70	76,802
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	90	89,095
4.38%, 02/15/30 (Call 11/15/29)(a)	95	99,750

		406,255

Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	100	105,304

Engineering & Construction — 0.6%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	120	131,444
5.88%, 10/15/24 (Call 07/15/24)	85	93,610
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	75	77,061
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)	50	51,511

		353,626

Entertainment — 2.2%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	70	63,407
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)(b)	75	72,093
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	70	64,812
5.50%, 05/01/25 (Call 05/01/22)(a)	105	106,304
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)	112	93,769
5.13%, 12/15/22 (Call 12/15/20)	25	21,689
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(a)	85	80,261
6.38%, 02/01/24 (Call 02/01/21)(a)	30	28,824
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)	110	101,456
4.88%, 11/01/24 (Call 11/01/20)(a)	75	72,258

Security	Par (000)	Value

Entertainment (continued)
6.50%, 05/15/27 (Call 05/15/23)(a)	$155	$166,918
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)	50	52,482
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/21)(a)	85	78,979
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	75	69,672
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	90	95,297
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	70	73,887
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	65	62,106
3.88%, 07/15/30 (Call 07/15/25)(a)	50	50,324

		1,354,538

Environmental Control — 0.3%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(b)	55	55,686
5.88%, 07/01/25 (Call 07/01/21)(b)	50	51,890
6.00%, 01/01/27 (Call 01/01/22)(b)	55	57,420

		164,996

Food — 4.5%
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/21)	85	87,476
5.25%, 09/15/27 (Call 03/01/22)	90	93,257
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	110	112,251
3.50%, 06/06/22(b)	50	52,212
3.88%, 05/15/27 (Call 02/15/27)(a)	80	84,598
3.95%, 07/15/25 (Call 04/15/25)	100	108,262
4.25%, 03/01/31 (Call 12/01/30)(a)	85	92,249
4.38%, 06/01/46 (Call 12/01/45)	250	256,855
4.63%, 01/30/29 (Call 10/30/28)	85	94,441
5.00%, 07/15/35 (Call 01/15/35)	50	57,624
5.00%, 06/04/42	100	109,979
5.20%, 07/15/45 (Call 01/15/45)	125	138,334
7.13%, 08/01/39(a)	100	135,118
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	80	82,835
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	55	57,068
4.88%, 05/15/28 (Call 11/15/27)(a)	80	86,753
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)	195	200,372
5.00%, 08/15/26 (Call 08/15/21)(a)	225	232,551
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	100	108,055
5.63%, 01/15/28 (Call 12/01/22)(a)	102	107,454
5.75%, 03/01/27 (Call 03/01/22)(a)	150	157,152
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	60	60,176
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/21)(a)	75	75,214
6.25%, 04/15/25 (Call 04/15/22)(a)	125	130,570
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	50	50,533

		2,771,389

Forest Products & Paper — 0.1%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	75	76,220

Health Care - Products — 1.4%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	190	196,715
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/21)(a)	165	172,437
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)	50	51,997

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2020	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	$115	$115,682
4.63%, 02/01/28 (Call 02/01/23)(a)	25	26,129
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(a)	75	78,362
7.38%, 06/01/25 (Call 06/01/22)(a)	60	63,001
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	55	57,644
4.63%, 11/15/27 (Call 11/15/22)	50	52,794
4.88%, 06/01/26 (Call 06/01/21)	50	52,136

		866,897

Health Care - Services — 9.6%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	55	56,792
5.50%, 07/01/28 (Call 07/01/23)(a)	55	57,477
5.63%, 02/15/23 (Call 02/15/21)	70	70,463
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)(b)	50	52,869
Air Methods Corp., 8.00%, 05/15/25 (Call 05/15/21)(a)	50	36,951
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (Call 10/15/21)(a)	75	76,622
5.00%, 07/15/27 (Call 07/15/22)(a)	50	52,297
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	150	155,694
3.38%, 02/15/30 (Call 02/15/25)	160	165,859
4.25%, 12/15/27 (Call 12/15/22)	180	189,414
4.63%, 12/15/29 (Call 12/15/24)	240	261,295
4.75%, 01/15/25 (Call 01/15/21)(b)	115	118,205
4.75%, 01/15/25 (Call 01/15/21)	185	190,112
5.38%, 06/01/26 (Call 06/01/21)(a)	125	131,451
5.38%, 08/15/26 (Call 08/15/21)(a)	25	26,444
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	195	187,465
4.63%, 06/01/30 (Call 06/01/25)(a)	200	203,128
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)	12	12,349
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	105	107,559
4.75%, 02/01/30 (Call 02/01/25)	75	78,070
5.75%, 11/01/24 (Call 11/01/20)	60	60,000
Global Medical Response Inc., 6.50%, 10/01/25
(Call 10/01/21)(a)	75	74,062
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	275	280,830
5.38%, 02/01/25	285	315,786
5.38%, 09/01/26 (Call 03/01/26)	85	95,498
5.63%, 09/01/28 (Call 03/01/28)	125	145,385
5.88%, 05/01/23	115	125,126
5.88%, 02/15/26 (Call 08/15/25)	175	197,787
5.88%, 02/01/29 (Call 08/01/28)	55	64,791
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	300	311,238
5.00%, 05/15/27 (Call 05/15/22)(a)	75	78,807
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/20)(a)	90	90,583
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	120	123,774
Molina Healthcare Inc.
4.38%, 06/15/28 (Call 06/15/23)(a)	115	117,796
5.38%, 11/15/22 (Call 08/15/22)	130	135,165
Providence Service Corp. (The), 5.88%, 11/15/25 (Call 11/15/22)(a)	15	15,267
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	145	152,858

Security	Par (000)	Value

Health Care - Services (continued)
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/21)	$205	$208,448
4.63%, 09/01/24 (Call 09/01/21)(a)	70	71,675
4.63%, 06/15/28 (Call 06/15/23)(a)	5	5,092
4.88%, 01/01/26 (Call 03/01/22)(a)	140	141,974
5.13%, 05/01/25 (Call 05/01/21)	105	103,901
5.13%, 11/01/27 (Call 11/01/22)(a)	110	113,261
6.13%, 10/01/28 (Call 10/01/23)(a)	195	189,115
6.25%, 02/01/27 (Call 02/01/22)(a)	125	129,797
6.75%, 06/15/23(b)	130	137,085
7.00%, 08/01/25 (Call 08/01/21)(b)	70	71,750
7.50%, 04/01/25 (Call 04/01/22)(a)	60	64,639

		5,852,006

Home Builders — 2.4%
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/22)(b)	50	53,377
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	120	125,018
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	40	41,004
4.50%, 04/30/24 (Call 01/30/24)	80	86,290
4.75%, 11/15/22 (Call 08/15/22)	135	141,974
4.75%, 05/30/25 (Call 02/28/25)	30	32,945
4.75%, 11/29/27 (Call 05/29/27)	145	165,413
4.88%, 12/15/23 (Call 09/15/23)	25	27,077
5.88%, 11/15/24 (Call 05/15/24)	45	50,731
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	62,647
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	45	50,622
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	110	115,985
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	45	51,484
5.50%, 03/01/26 (Call 12/01/25)	90	103,700
6.38%, 05/15/33(b)	50	63,822
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	65	70,525
5.75%, 01/15/28 (Call 10/15/27)(a)	75	83,011
5.88%, 06/15/27 (Call 03/15/27)(a)	45	49,904
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	50	54,191
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	65	65,441

		1,495,161

Home Furnishings — 0.2%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	95	98,669
5.63%, 10/15/23 (Call 10/15/21)	50	50,792

		149,461

Household Products & Wares — 0.4%
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)	30	31,198
6.38%, 03/01/24 (Call 03/01/21)(a)	85	86,923
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/21)	105	108,106

		226,227

Housewares — 1.0%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	175	182,639
4.70%, 04/01/26 (Call 01/01/26)	225	239,713
4.88%, 06/01/25 (Call 05/01/25)	55	59,393
5.88%, 04/01/36 (Call 10/01/35)(b)	50	58,546
6.00%, 04/01/46 (Call 10/01/45)	75	88,816

		629,107

56	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 0.3%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(d)	$50	$54,323
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	100	103,247

		157,570

Internet — 1.5%
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)	50	49,418
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	50	51,043
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/22)(a)	100	104,885
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	50	52,109
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	25	25,694
5.00%, 04/15/25 (Call 04/15/21)(a)(b)	155	157,885
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	95	88,350
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	50	51,999
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)(b)	100	104,950
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/21)	87	87,833
4.75%, 07/15/27 (Call 07/15/22)	120	126,985
5.25%, 04/01/25 (Call 01/01/25)	30	33,639

		934,790

Iron & Steel — 0.7%
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	20	20,012
5.88%, 06/01/27 (Call 06/01/22)	75	72,738
6.75%, 03/15/26 (Call 03/04/23)(a)	140	146,948
9.88%, 10/17/25 (Call 10/17/22)(a)	88	100,623
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	100	109,143

		449,464

Leisure Time — 1.6%
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)	75	51,725
10.25%, 02/01/26 (Call 08/01/23)(a)	90	92,686
12.25%, 05/15/24 (Call 02/15/24)(a)	85	93,276
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	50	36,326
5.25%, 11/15/22	50	44,687
9.13%, 06/15/23 (Call 03/15/23)(a)	130	135,366
10.88%, 06/01/23 (Call 03/01/23)(a)(b)	100	109,078
11.50%, 06/01/25 (Call 06/01/22)(a)	250	285,980
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/21)(a)	100	100,516

		949,640

Lodging — 1.8%
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/21)	110	109,518
4.88%, 01/15/30 (Call 01/15/25)	130	133,763
5.13%, 05/01/26 (Call 05/01/21)	185	188,237
5.38%, 05/01/25 (Call 05/01/22)(a)	105	109,087
5.75%, 05/01/28 (Call 05/01/23)(a)	30	31,466
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/21)	85	85,768
4.88%, 04/01/27 (Call 04/01/22)	70	70,838
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	60	62,542
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	95	97,808

Security	Par (000)	Value

Lodging (continued)
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	$47	$46,460
4.25%, 03/01/22 (Call 12/01/21)	20	20,098
6.00%, 04/01/27 (Call 01/01/27)	25	25,968
6.63%, 07/31/26 (Call 04/30/26)(a)	105	111,745

		1,093,298

Machinery — 0.4%
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	100	102,064
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	50	53,653
Terex Corp., 5.63%, 02/01/25 (Call 02/01/21)(a)(b)	50	50,790
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/21)(b)	50	50,719

		257,226

Manufacturing — 1.5%
Bombardier Inc.
5.75%, 03/15/22(a)	20	19,234
6.00%, 10/15/22 (Call 11/30/20)(a)	160	142,702
6.13%, 01/15/23(a)	170	146,501
7.50%, 12/01/24 (Call 12/01/20)(a)	110	82,500
7.50%, 03/15/25 (Call 03/15/21)(a)	195	141,344
7.88%, 04/15/27 (Call 04/15/22)(a)	235	171,146
8.75%, 12/01/21(a)	55	54,775
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)(b)	75	77,601
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)(b)	50	53,260
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	50	51,344

		940,407

Media — 9.4%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	150	145,537
7.50%, 05/15/26 (Call 05/15/21)(a)	400	417,528
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	155	151,770
9.25%, 02/15/24 (Call 02/15/21)	225	195,876
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	370	216,494
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	95	39,507
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(a)	50	47,748
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)	110	108,223
5.88%, 07/15/26 (Call 07/15/21)(a)	45	46,835
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	100	107,710
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	45	43,240
5.25%, 08/15/27 (Call 08/15/22)(a)	80	78,998
6.38%, 05/01/26 (Call 05/01/22)	105	109,373
8.38%, 05/01/27 (Call 05/01/22)	185	180,418
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	100	101,216
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	240	250,248
Quebecor Media Inc., 5.75%, 01/15/23	75	80,625
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)	75	72,754
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	75	70,600
5.50%, 03/01/30 (Call 12/01/24)(a)	90	84,680
5.63%, 08/01/24 (Call 08/01/21)(a)	75	74,944
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)	120	121,090
4.13%, 07/01/30 (Call 07/01/25)(a)	180	185,053

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2020	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.63%, 07/15/24 (Call 07/15/21)(a)	$190	$195,934
5.00%, 08/01/27 (Call 08/01/22)(a)	180	188,465
5.38%, 07/15/26 (Call 07/15/21)(a)	135	140,642
5.50%, 07/01/29 (Call 07/01/24)(a)	130	141,461
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	120	118,522
4.75%, 03/15/26 (Call 03/15/23)(a)	65	67,126
5.00%, 09/15/29 (Call 09/15/24)	130	131,605
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	200	209,764
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/21)(a)	175	172,020
6.63%, 06/01/27 (Call 06/01/23)(a)	180	181,780
9.50%, 05/01/25 (Call 05/01/22)(a)	5	5,461
Videotron Ltd.
5.00%, 07/15/22	125	130,926
5.13%, 04/15/27 (Call 04/15/22)(a)	30	31,726
5.38%, 06/15/24 (Call 03/15/24)(a)	130	142,221
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	200	199,000
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)	200	208,072
5.50%, 05/15/29 (Call 05/15/24)(a)	100	106,892
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/22)(a)	100	103,821
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	200	207,514
5.50%, 01/15/27 (Call 01/15/22)(a)	150	155,638

		5,769,057

Mining — 1.7%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(a)	75	81,325
Constellium SE, 6.63%, 03/01/25 (Call 03/01/21)(a)(b)	250	254,322
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	80	85,645
4.75%, 05/15/22 (Call 02/15/22)(a)	85	86,989
5.13%, 03/15/23 (Call 12/15/22)(a)	50	52,259
5.13%, 05/15/24 (Call 02/15/24)(a)	70	74,860
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(a)	45	48,270
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)(b)	75	74,426
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	50	54,012
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)	200	208,786

		1,020,894

Office & Business Equipment — 1.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	90	89,924
4.13%, 05/01/25 (Call 05/01/22)	85	88,149
4.25%, 04/01/28 (Call 10/01/22)	80	82,679
5.50%, 12/01/24 (Call 06/01/24)	70	77,076
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	150	156,128
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	70	69,046
5.50%, 08/15/28 (Call 07/15/28)(a)	100	98,687

		661,689

Packaging & Containers — 3.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(a)	100	104,606
5.25%, 08/15/27 (Call 08/15/22)(a)	300	308,264
6.00%, 02/15/25 (Call 02/15/21)(a)	200	207,000

Security	Par (000)	Value

Packaging & Containers (continued)
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	$155	$153,269
4.00%, 11/15/23(b)	145	153,311
4.88%, 03/15/26 (Call 12/15/25)	85	94,886
5.00%, 03/15/22	50	52,079
5.25%, 07/01/25	160	181,039
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	50	52,297
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/21)(a)(b)	60	59,078
7.88%, 07/15/26 (Call 07/15/21)(a)	80	80,930
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	75	75,150
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)(b)	50	52,482
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	65	68,021
4.88%, 12/01/22 (Call 09/01/22)(a)	75	79,110
5.13%, 12/01/24 (Call 09/01/24)(a)	20	21,817
5.25%, 04/01/23 (Call 01/01/23)(a)	70	73,961
5.50%, 09/15/25 (Call 06/15/25)(a)	55	61,420
6.88%, 07/15/33(a)	50	64,614

		1,943,334

Pharmaceuticals — 0.9%
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	85	92,325
5.90%, 08/28/28 (Call 05/28/28)	90	104,771
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	70	74,018
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	75	77,224
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	200	212,620

		560,958

Real Estate — 1.1%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)	100	106,566
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/21)(a)	85	85,218
5.38%, 08/01/28 (Call 08/01/23)(a)	120	121,146
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)	145	141,527
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	70	69,813
7.63%, 06/15/25 (Call 06/15/22)(a)	80	84,536
9.38%, 04/01/27 (Call 04/01/22)(a)	50	52,998

		661,804

Real Estate Investment Trusts — 6.0%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	110	91,208
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/21)	50	49,210
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)	60	62,195
6.00%, 04/15/25 (Call 04/15/22)(a)	75	79,047
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	105	104,064
4.88%, 09/15/27 (Call 09/15/22)(a)	135	137,635
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	120	120,953
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	60	61,250
5.25%, 03/15/28 (Call 12/27/22)(a)	95	97,982
5.25%, 07/15/30 (Call 07/15/25)(a)	185	189,864

58	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.63%, 07/15/32 (Call 07/15/26)(a)	$75	$77,518
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	35	32,314
4.75%, 10/01/24 (Call 07/01/24)	115	109,751
5.50%, 02/15/26 (Call 08/15/22)	75	70,880
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	45	46,034
4.63%, 06/15/25 (Call 03/15/25)(a)	110	112,003
5.63%, 05/01/24 (Call 02/01/24)	135	142,028
5.75%, 02/01/27 (Call 11/01/26)	150	161,856
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(a)	75	73,852
7.50%, 06/01/25 (Call 06/01/22)(a)	100	104,967
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/22)(b)	100	92,284
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	190	193,110
4.00%, 10/01/22 (Call 10/01/21)	102	102,810
4.88%, 09/01/24 (Call 09/01/21)	60	61,499
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	70	68,056
5.00%, 12/15/21 (Call 09/15/21)	50	49,620
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/20)(a)(b)	95	90,886
7.88%, 02/15/25 (Call 02/15/22)(a)	265	281,260
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(a)	45	45,626
8.25%, 10/15/23 (Call 04/15/21)	120	118,493
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	85	85,301
3.75%, 02/15/27 (Call 02/15/23)(a)	110	110,329
4.13%, 08/15/30 (Call 02/15/25)(a)	115	116,408
4.25%, 12/01/26 (Call 12/01/22)(a)	115	116,864
4.63%, 12/01/29 (Call 12/01/24)(a)	135	140,297
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	65	64,524

		3,661,978

Retail — 4.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	95	94,455
3.88%, 01/15/28 (Call 09/15/22)(a)	75	76,153
4.00%, 10/15/30 (Call 10/15/25)(a)	304	302,146
4.25%, 05/15/24 (Call 05/15/21)(a)	190	193,891
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	115	116,382
5.00%, 10/15/25 (Call 10/15/21)(a)	137	140,420
5.75%, 04/15/25 (Call 04/15/22)(a)	30	31,991
Asbury Automotive Group Inc., 4.75%, 03/01/30 (Call 03/01/25)(a)	100	103,170
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	155	152,089
Gap Inc. (The)
8.38%, 05/15/23(a)	65	72,565
8.63%, 05/15/25 (Call 05/15/22)(a)	90	99,319
8.88%, 05/15/27 (Call 05/15/23)(a)	105	120,018
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	75	75,094
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	80	82,838
5.25%, 06/01/26 (Call 06/01/21)(a)	135	139,531

Security	Par (000)	Value

Retail (continued)
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)	$60	$62,213
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	50	52,623
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	150	156,531
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	100	83,550
3.63%, 06/01/24 (Call 03/01/24)(b)	25	19,389
3.88%, 01/15/22 (Call 10/15/21)	50	47,243
Michaels Stores Inc., 8.00%, 07/15/27 (Call 07/15/22)(a)(b)	50	51,512
Nordstrom Inc.
4.38%, 04/01/30 (Call 01/01/30)	60	46,283
5.00%, 01/15/44 (Call 07/15/43)	115	81,349
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	80	79,346
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	140	137,463
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	95	102,246
7.75%, 04/01/25 (Call 04/01/22)(a)	60	65,895

		2,785,705

Semiconductors — 1.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	100	106,898
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)	200	211,810
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/23)(a)(b)	50	52,402
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	145	150,294
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	100	101,501
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	100	101,143
4.38%, 10/15/29 (Call 10/15/24)	80	85,831

		809,879

Software — 2.3%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)	50	52,719
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	125	126,499
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	100	104,123
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	70	72,597
5.00%, 10/15/24 (Call 07/15/24)	70	75,736
5.25%, 05/15/29 (Call 05/15/24)(a)	85	91,197
5.88%, 06/15/26 (Call 06/15/21)	95	99,257
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(a)	30	32,091
Dun & Bradstreet Corp./The, 10.25%, 02/15/27 (Call 02/15/22)(a)	96	107,516
Logan Merger Sub Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	115	116,590
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	50	52,563
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	115	116,822
5.88%, 06/01/26 (Call 06/01/21)(a)	130	135,482
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	95	98,935
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	70	71,119
4.00%, 02/15/28 (Call 02/15/23)(a)	50	51,698

		1,404,944

Telecommunications — 8.6%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	125	128,405
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)(b)	200	212,458
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)	72	74,214
CommScope Inc. 5.50%, 03/01/24 (Call 03/01/21)(a)	150	153,183

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) October 31, 2020	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	$210	$217,785
7.13%, 07/01/28 (Call 07/01/23)(a)	95	95,495
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	110	113,902
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	65	60,689
6.00%, 06/15/25 (Call 06/15/21)(a)	146	144,787
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 11/02/20)	50	50,000
6.50%, 10/01/28 (Call 10/01/23)(a)	90	92,470
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	100	105,275
Hughes Satellite Systems Corp.
5.25%, 08/01/26	35	37,557
6.63%, 08/01/26	130	141,081
Nokia OYJ
3.38%, 06/12/22	70	71,448
4.38%, 06/12/27	70	75,295
6.63%, 05/15/39	50	63,041
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/21)(a)	50	48,281
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(a)	75	75,153
Sprint Capital Corp.
6.88%, 11/15/28(b)	125	158,154
8.75%, 03/15/32	125	187,041
Sprint Communications Inc.
6.00%, 11/15/22	175	187,168
11.50%, 11/15/21	75	81,832
Sprint Corp.
7.13%, 06/15/24	145	166,804
7.25%, 09/15/21	100	104,174
7.63%, 02/15/25 (Call 11/15/24)	125	147,631
7.63%, 03/01/26 (Call 11/01/25)	135	164,218
7.88%, 09/15/23	235	267,844
Telecom Italia Capital SA
6.00%, 09/30/34	250	291,465
7.20%, 07/18/36	50	63,232
7.72%, 06/04/38	200	271,728
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	100	107,844
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	60	62,007
4.50%, 02/01/26 (Call 02/01/21)	40	40,980
4.75%, 02/01/28 (Call 02/01/23)	165	176,875
5.38%, 04/15/27 (Call 04/15/22)(b)	45	48,034
6.00%, 03/01/23 (Call 11/10/20)	110	110,093
6.00%, 04/15/24 (Call 04/15/21)	150	152,634
6.50%, 01/15/26 (Call 01/15/21)(b)	200	208,338
United States Cellular Corp., 6.70%, 12/15/33	100	131,860

Security	Par/ Shares (000)		Value

Telecommunications (continued)
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	$200		$200,490

			5,290,965

Total Corporate Bonds & Notes — 98.1% (Cost: $59,905,869)			60,055,404

Common Stocks

Media — 0.0%
AMC Entertainment Inc.(f)(g)	0	(h)	505

Total Common Stocks — 0.0% (Cost $0)			505

Short-Term Investments

Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(i)(j)(k)	5,681		5,685,245
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(i)(j)	1,535		1,535,000

			7,220,245

Total Short-Term Investments — 11.8% (Cost: $7,219,395)			7,220,245

Total Investments in Securities — 109.9% (Cost: $67,125,264)			67,276,154

Other Assets, Less Liabilities — (9.9)%			(6,041,349)

Net Assets — 100.0%			$61,234,805

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.
(h)	Rounds to less than 1,000.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

60	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® ESG Advanced High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,551,765	$4,134,740	(a)	$—	$(1,724)	$464	$5,685,245	5,681	$14,330	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	313,000	1,222,000	(a)	—	—	—	1,535,000	1,535	2,860		—

					$(1,724)	$464	$7,220,245		$17,190		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$60,055,404	$—	$60,055,404
Common Stocks	—	—	505	505
Money Market Funds	7,220,245	—	—	7,220,245

	$7,220,245	$60,055,404	$505	$67,276,154

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments October 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.5%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	$2,125	$2,235,203
5.90%, 02/01/27	1,000	1,104,430
5.95%, 02/01/37	1,000	1,101,120
6.75%, 01/15/28	575	653,884
6.88%, 05/01/25 (Call 04/01/25)	2,050	2,279,149
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)	300	341,481
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	1,800	1,712,664
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	525	502,100
3.95%, 06/15/23 (Call 05/15/23)(b)	515	462,279
4.60%, 06/15/28 (Call 03/15/28)(b)	1,120	931,269

		11,323,579

Airlines — 2.7%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 07/15/25	327	246,947
Series 2013-2, Class A, 4.95%, 07/15/24	1,039	898,087
Series 2014-1, Class A, 3.70%, 04/01/28	677	528,073
Series 2015-1, Class A, 3.38%, 11/01/28	1,090	815,343
Series 2016-1, Class A, 4.10%, 07/15/29	283	211,492
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	1,485	1,291,267
3.63%, 03/15/22 (Call 02/15/22)	1,670	1,635,915
3.75%, 10/28/29 (Call 07/28/29)	1,000	837,390
3.80%, 04/19/23 (Call 03/19/23)	850	810,518
4.38%, 04/19/28 (Call 01/19/28)	825	713,452
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	344	270,943
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	292	270,822

		8,530,249

Apparel — 0.5%
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	775	760,569
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	998	965,635

		1,726,204

Auto Manufacturers — 3.0%
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	485	492,188
4.75%, 01/15/43	575	530,863
5.29%, 12/08/46 (Call 06/08/46)	375	356,647
6.63%, 10/01/28	300	336,204
7.40%, 11/01/46	100	109,874
7.45%, 07/16/31	500	595,965
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(b)	200	198,096
3.09%, 01/09/23(b)	400	396,096
3.10%, 05/04/23	400	394,404
3.34%, 03/28/22 (Call 02/28/22)	200	199,508
3.35%, 11/01/22(b)	500	497,915
3.55%, 10/07/22(b)	300	299,838
3.66%, 09/08/24(b)	200	198,180
3.81%, 01/09/24 (Call 11/09/23)	400	399,548
3.82%, 11/02/27 (Call 08/02/27)	400	387,872
4.06%, 11/01/24 (Call 10/01/24)	400	402,200
4.13%, 08/04/25	400	399,624
4.14%, 02/15/23 (Call 01/15/23)(b)	400	404,016
4.25%, 09/20/22	300	304,197
4.27%, 01/09/27 (Call 11/09/26)(b)	400	399,760
4.38%, 08/06/23	400	408,020

Security	Par (000)	Value

Auto Manufacturers (continued)
4.39%, 01/08/26	$400	$402,572
4.54%, 08/01/26 (Call 06/01/26)	200	202,834
4.69%, 06/09/25 (Call 04/09/25)	200	204,696
5.11%, 05/03/29 (Call 02/03/29)	600	623,154
5.58%, 03/18/24 (Call 02/18/24)	400	420,148
5.60%, 01/07/22(b)	200	204,784

		9,769,203

Auto Parts & Equipment — 1.0%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	225	234,515
ZF North America Capital Inc.
4.50%, 04/29/22(a)	1,000	1,029,590
4.75%, 04/29/25(a)(b)	1,800	1,859,094

		3,123,199

Banks — 5.8%
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	250	336,198
Commerzbank AG, 8.13%, 09/19/23(a)(b)	1,650	1,896,163
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(d)	2,400	2,336,280
4.50%, 04/01/25(b)	2,525	2,570,879
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	1,650	2,413,290
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	3,275	3,456,304
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(b)(c)(d)	1,200	1,461,372
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(d)	1,800	1,899,918
7.30%, 04/02/34 (Call 04/02/29)(a)(d)	2,000	2,294,340

		18,664,744

Chemicals — 2.6%
CF Industries Inc.
3.45%, 06/01/23	1,225	1,252,367
4.95%, 06/01/43(b)	1,182	1,414,854
5.15%, 03/15/34	1,298	1,522,684
5.38%, 03/15/44	1,240	1,525,795
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(b)	494	502,991
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	495	498,524
5.25%, 12/15/29 (Call 09/15/29)(b)	1,200	1,215,276
5.65%, 12/01/44 (Call 06/01/44)	500	479,945

		8,412,436

Commercial Services — 1.2%
ADT Security Corp. (The)
3.50%, 07/15/22	1,687	1,716,033
4.13%, 06/15/23(b)	1,197	1,244,210
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)	900	844,074

		3,804,317

Computers — 1.1%
Dell Inc.
5.40%, 09/10/40	400	428,892
6.50%, 04/15/38	670	802,580
7.10%, 04/15/28(b)	525	666,288
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	1,716	1,751,418

		3,649,178

Cosmetics & Personal Care — 0.7%
Avon Products Inc.
7.00%, 03/15/23	787	846,474
8.95%, 03/15/43	405	518,258
Edgewell Personal Care Co., 4.70%, 05/24/22	844	870,831

		2,235,563

62	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 1.2%
Navient Corp.
5.50%, 01/25/23	$1,700	$1,696,345
5.63%, 08/01/33(b)	1,000	857,140
7.25%, 01/25/22	1,260	1,299,879

		3,853,364

Electric — 0.6%
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	438	449,151
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	248	218,928
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)(b)	685	709,153
6.50%, 03/15/40(b)	510	539,004

		1,916,236

Electronics — 0.5%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	560	570,858
5.45%, 12/15/24 (Call 09/15/24)	827	868,648

		1,439,506

Energy - Alternate Sources — 0.5%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	1,273	1,453,175

Engineering & Construction — 0.5%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	875	792,461
4.25%, 09/15/28 (Call 06/15/28)	1,000	892,910

		1,685,371

Food — 3.1%
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	950	969,437
3.75%, 04/01/30 (Call 01/01/30)(a)(b)	550	578,402
3.95%, 07/15/25 (Call 04/15/25)	813	880,170
4.00%, 06/15/23 (Call 05/15/23)	125	133,715
4.38%, 06/01/46 (Call 12/01/45)(b)	1,350	1,387,017
4.63%, 01/30/29 (Call 10/30/28)	485	538,869
4.63%, 10/01/39 (Call 04/01/39)(a)(b)	250	268,617
4.88%, 10/01/49 (Call 04/01/49)(a)	600	634,062
5.00%, 07/15/35 (Call 01/15/35)	425	489,804
5.00%, 06/04/42	825	907,327
5.20%, 07/15/45 (Call 01/15/45)	725	802,336
6.38%, 07/15/28	75	91,946
6.50%, 02/09/40	300	382,884
6.75%, 03/15/32	200	262,330
6.88%, 01/26/39	400	536,544
7.13%, 08/01/39(a)	400	540,472
Safeway Inc., 7.25%, 02/01/31	408	459,518

		9,863,450

Forest Products & Paper — 0.2%
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(b)	535	642,310

Health Care - Services — 0.9%
HCA Inc.
7.05%, 12/01/27(b)	190	228,713
7.50%, 11/15/95(b)	335	423,567
7.69%, 06/15/25(b)	502	600,924
8.36%, 04/15/24	295	345,575
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	655	690,311
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	560	555,654

		2,844,744

Security	Par (000)	Value

Home Builders — 1.1%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	$405	$439,636
6.00%, 01/15/43 (Call 10/15/42)	841	1,053,731
PulteGroup Inc.
6.00%, 02/15/35	523	650,858
6.38%, 05/15/33(b)	681	869,256
7.88%, 06/15/32(b)	420	595,341

		3,608,822

Housewares — 2.7%
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)(b)	350	362,061
4.00%, 12/01/24 (Call 09/01/24)(b)	275	286,440
4.35%, 04/01/23 (Call 02/01/23)	2,400	2,504,760
4.70%, 04/01/26 (Call 01/01/26)	3,265	3,478,499
5.88%, 04/01/36 (Call 10/01/35)(b)	750	878,190
6.00%, 04/01/46 (Call 10/01/45)(b)	1,060	1,255,273

		8,765,223

Insurance — 0.6%
Genworth Holdings Inc., 6.50%, 06/15/34	530	498,454
Liberty Mutual Group Inc., 7.80%, 03/15/37(a)(b)	625	769,406
MBIA Inc., 5.70%, 12/01/34(b)	375	311,888
Provident Financing Trust I, 7.41%, 03/15/38(b)	300	342,789

		1,922,537

Internet — 0.2%
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	725	745,126

Iron & Steel — 2.7%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	245	243,653
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	845	854,185
ArcelorMittal SA
3.60%, 07/16/24	1,225	1,272,211
4.25%, 07/16/29(b)	870	917,563
4.55%, 03/11/26	1,300	1,397,825
6.13%, 06/01/25(b)	400	463,772
7.00%, 03/01/41	700	843,990
7.25%, 10/15/39	1,125	1,374,289
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)(b)	560	577,903
Cleveland-Cliffs Inc., 6.25%, 10/01/40	425	361,577
U.S. Steel Corp., 6.65%, 06/01/37	565	391,771

		8,698,739

Leisure Time — 5.3%
Carnival Corp.
6.65%, 01/15/28	350	278,663
11.50%, 04/01/23 (Call 01/01/23)(a)	6,530	7,186,918
Carnival PLC, 7.88%, 06/01/27(b)	325	329,602
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	850	617,542
5.25%, 11/15/22(b)	1,060	947,354
7.50%, 10/15/27	475	412,214
10.88%, 06/01/23 (Call 03/01/23)(a)(b)	1,900	2,072,482
11.50%, 06/01/25 (Call 06/01/22)(a)	4,075	4,661,474
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/21)(a)	500	502,580

		17,008,829

Lodging — 1.1%
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	650	642,525
4.25%, 03/01/22 (Call 12/01/21)	1,075	1,080,257

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.65%, 04/01/24 (Call 02/01/24)	$514	$525,128
6.00%, 04/01/27 (Call 01/01/27)	705	732,291
6.60%, 10/01/25 (Call 07/01/25)	530	564,423

		3,544,624

Manufacturing — 0.5%
Bombardier Inc., 7.45%, 05/01/34(a)	400	289,440
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)(b)	625	682,325
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	700	718,816

		1,690,581

Media — 0.7%
Belo Corp.
7.25%, 09/15/27(b)	405	450,279
7.75%, 06/01/27(b)	275	310,079
Liberty Interactive LLC
8.25%, 02/01/30	840	908,888
8.50%, 07/15/29	480	517,536

		2,186,782

Mining — 2.8%
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	936	950,208
3.88%, 03/15/23 (Call 12/15/22)	1,655	1,705,858
4.55%, 11/14/24 (Call 08/14/24)	1,247	1,344,815
5.40%, 11/14/34 (Call 05/14/34)	1,215	1,386,327
5.45%, 03/15/43 (Call 09/15/42)	3,050	3,473,920

		8,861,128

Office & Business Equipment — 1.5%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	655	637,046
5.38%, 05/15/22 (Call 04/15/22)	292	297,822
5.95%, 04/01/23 (Call 03/01/23)	476	479,798
Xerox Corp.
3.80%, 05/15/24(b)	500	514,150
4.38%, 03/15/23 (Call 02/15/23)	1,676	1,744,465
4.80%, 03/01/35(b)	470	447,337
6.75%, 12/15/39	581	610,765

		4,731,383

Oil & Gas — 17.1%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)(b)	225	224,168
4.25%, 01/15/30 (Call 10/15/29)	975	862,085
4.25%, 01/15/44 (Call 07/15/43)	975	826,488
4.38%, 10/15/28 (Call 07/15/28)	1,585	1,450,481
4.75%, 04/15/43 (Call 10/15/42)	1,947	1,731,856
5.10%, 09/01/40 (Call 03/01/40)(b)	2,025	1,860,367
5.25%, 02/01/42 (Call 08/01/41)	700	632,058
5.35%, 07/01/49 (Call 01/01/49)	625	548,006
6.00%, 01/15/37	700	662,291
7.38%, 08/15/47(b)	250	242,355
7.75%, 12/15/29(b)	300	315,231
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	875	866,976
3.80%, 09/15/23 (Call 06/15/23)	775	786,555
4.25%, 04/15/27 (Call 01/15/27)	1,540	1,562,823
5.25%, 06/15/37 (Call 12/15/36)	1,000	979,080
5.40%, 06/15/47 (Call 12/15/46)	1,325	1,307,987
6.75%, 11/15/39(b)	2,450	2,723,567
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,675	1,563,093
4.38%, 01/15/28 (Call 10/15/27)(b)	1,660	1,494,199

Security	Par (000)	Value

Oil & Gas (continued)
4.50%, 04/15/23 (Call 01/15/23)	$2,425	$2,307,024
4.90%, 06/01/44 (Call 12/01/43)	1,150	951,936
5.00%, 09/15/22 (Call 11/30/20)	1,850	1,831,500
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	1,250	1,249,225
3.90%, 10/01/27 (Call 07/01/27)	2,075	1,992,332
7.88%, 02/01/25 (Call 01/01/25)	1,610	1,791,125
8.75%, 02/01/30 (Call 11/01/29)	1,240	1,540,328
Murphy Oil Corp.
4.95%, 12/01/22 (Call 09/01/22)	849	811,890
6.38%, 12/01/42 (Call 06/01/42)	620	489,533
7.05%, 05/01/29	350	301,046
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	1,150	1,081,000
5.63%, 07/01/24	1,700	1,644,682
5.75%, 01/30/22	1,250	1,256,737
Occidental Petroleum Corp.
2.70%, 08/15/22	627	579,172
2.70%, 02/15/23 (Call 08/15/22)	700	627,151
2.90%, 08/15/24 (Call 06/15/24)	1,400	1,165,150
3.00%, 02/15/27 (Call 11/15/26)	325	245,528
3.13%, 02/15/22 (Call 11/15/21)	300	285,570
3.20%, 08/15/26 (Call 06/15/26)	480	370,646
3.40%, 04/15/26 (Call 01/15/26)	450	351,716
3.50%, 06/15/25 (Call 03/15/25)	375	301,316
3.50%, 08/15/29 (Call 05/15/29)	725	523,182
4.10%, 02/15/47 (Call 08/15/46)	375	245,224
4.20%, 03/15/48 (Call 09/15/47)	400	258,144
4.30%, 08/15/39 (Call 02/15/39)	350	233,685
4.40%, 04/15/46 (Call 10/15/45)	600	402,816
4.40%, 08/15/49 (Call 02/15/49)	325	217,324
4.50%, 07/15/44 (Call 01/15/44)	325	222,726
4.63%, 06/15/45 (Call 12/15/44)	400	273,076
5.55%, 03/15/26 (Call 12/15/25)	575	501,383
6.20%, 03/15/40	400	324,388
6.45%, 09/15/36	870	704,622
6.60%, 03/15/46 (Call 09/15/45)(b)	500	414,190
6.95%, 07/01/24	275	265,018
7.50%, 05/01/31	425	387,791
7.88%, 09/15/31	250	232,370
Ovintiv Inc.
6.50%, 08/15/34(b)	1,575	1,474,027
6.50%, 02/01/38	875	795,445
6.63%, 08/15/37	725	665,905
7.20%, 11/01/31	575	571,895
7.38%, 11/01/31	800	803,456
8.13%, 09/15/30	475	492,209
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	935	702,344
5.15%, 11/15/29 (Call 08/15/29)(b)	550	413,771
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	360	356,695
6.45%, 01/23/25 (Call 10/23/24)	1,410	1,413,934
Suncor Energy Ventures Corp., 4.50%, 04/01/22 (Call 01/01/22)(a)	225	233,361

		54,943,254

Oil & Gas Services — 0.2%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	820	663,093

64	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
SESI LLC, 7.13%, 12/15/21 (Call 11/30/20)(a)	$240	$52,975

		716,068

Packaging & Containers — 0.8%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	651	778,902
Pactiv LLC
7.95%, 12/15/25	480	532,800
8.38%, 04/15/27(b)	310	343,706
Sealed Air Corp., 6.88%, 07/15/33(a)	725	936,903

		2,592,311

Pharmaceuticals — 0.1%
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(b)	450	450,234

Pipelines — 9.9%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	1,025	951,415
4.13%, 12/01/27 (Call 09/01/27)	750	708,810
4.15%, 07/01/23 (Call 04/01/23)	829	818,977
4.35%, 10/15/24 (Call 07/15/24)	460	450,069
5.60%, 10/15/44 (Call 04/15/44)	510	442,680
5.85%, 11/15/43 (Call 05/15/43)	625	554,494
6.75%, 08/15/33(b)	175	173,794
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	850	853,102
4.95%, 04/01/22 (Call 01/01/22)	605	614,087
5.60%, 04/01/44 (Call 10/01/43)	655	566,379
6.45%, 11/03/36(a)	565	537,066
6.75%, 09/15/37(a)	680	648,659
8.13%, 08/16/30	465	527,343
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	1,200	1,037,496
4.40%, 04/01/24 (Call 01/01/24)	874	796,922
4.85%, 07/15/26 (Call 04/15/26)	825	704,682
5.05%, 04/01/45 (Call 10/01/44)	750	472,163
5.45%, 06/01/47 (Call 12/01/46)	825	530,888
5.60%, 04/01/44 (Call 10/01/43)	585	366,824
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	875	848,995
4.13%, 12/01/26 (Call 09/01/26)	825	786,093
4.75%, 07/15/23 (Call 06/15/23)	1,800	1,790,424
Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)	1,400	1,418,606
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	900	854,712
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)	452	452,014
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	650	649,513
4.80%, 05/15/30 (Call 02/15/30)(a)	510	479,165
4.95%, 07/15/29 (Call 04/15/29)(a)	1,025	1,001,937
6.88%, 04/15/40(a)	825	849,593
7.50%, 07/15/38(a)	400	421,460
Ruby Pipeline LLC, 7.75%, 04/01/22(a)	755	636,633
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)(b)	700	687,442
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	700	648,270
4.00%, 07/01/22 (Call 04/01/22)	875	875,875
4.10%, 02/01/25 (Call 01/01/25)	1,425	1,346,938
4.50%, 03/01/28 (Call 12/01/27)	550	513,293
4.65%, 07/01/26 (Call 04/01/26)	700	670,691
4.75%, 08/15/28 (Call 05/15/28)	575	539,344
5.05%, 02/01/30 (Call 11/01/29)	1,695	1,607,691
5.30%, 03/01/48 (Call 09/01/47)	975	786,445

Security	Par (000)	Value

Pipelines (continued)
5.45%, 04/01/44 (Call 10/01/43)	$875	$741,842
5.50%, 08/15/48 (Call 02/15/48)	500	405,765
6.25%, 02/01/50 (Call 08/01/49)	1,375	1,231,684

		32,000,275

Real Estate Investment Trusts — 4.1%
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	448	430,998
4.75%, 02/15/28 (Call 08/15/27)(b)	805	715,065
6.75%, 12/15/21 (Call 06/15/21)	500	509,100
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	715	608,007
4.50%, 04/01/25 (Call 01/01/25)	500	460,130
4.50%, 06/01/27 (Call 03/01/27)	585	523,435
4.75%, 12/15/26 (Call 09/15/26)	550	505,747
4.95%, 04/15/28 (Call 01/15/28)	660	593,274
5.25%, 07/15/23 (Call 04/15/23)	275	267,850
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	495	453,524
4.50%, 04/18/22 (Call 01/18/22)	410	396,261
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	800	627,888
4.35%, 10/01/24 (Call 09/01/24)	1,430	1,265,550
4.38%, 02/15/30 (Call 08/15/29)(b)	695	567,579
4.50%, 06/15/23 (Call 12/15/22)	900	863,946
4.50%, 03/15/25 (Call 09/15/24)(b)	700	602,357
4.65%, 03/15/24 (Call 09/15/23)	500	449,160
4.75%, 10/01/26 (Call 08/01/26)	650	560,553
4.95%, 02/15/27 (Call 08/15/26)(b)	600	509,862
4.95%, 10/01/29 (Call 07/01/29)	660	543,682
5.00%, 08/15/22 (Call 02/15/22)(b)	800	797,512
5.25%, 02/15/26 (Call 08/15/25)(b)	540	471,334
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(b)	950	490,675

		13,213,489

Retail — 5.6%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	508	490,317
4.92%, 08/01/34 (Call 02/01/34)(b)	375	312,551
5.17%, 08/01/44 (Call 02/01/44)	1,079	880,755
Brinker International Inc.
3.88%, 05/15/23	503	489,479
5.00%, 10/01/24 (Call 07/01/24)(a)	640	641,523
L Brands Inc.
6.95%, 03/01/33(b)	505	461,151
7.60%, 07/15/37	450	428,746
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	1,000	835,500
3.63%, 06/01/24 (Call 03/01/24)(b)	810	628,187
3.88%, 01/15/22 (Call 10/15/21)	725	685,031
4.30%, 02/15/43 (Call 08/15/42)	350	197,432
4.38%, 09/01/23 (Call 06/01/23)(b)	345	281,182
4.50%, 12/15/34 (Call 06/15/34)	600	345,408
5.13%, 01/15/42 (Call 07/15/41)	500	288,340
6.38%, 03/15/37	100	60,966
6.70%, 07/15/34(a)	200	151,790
Marks & Spencer PLC, 7.13%, 12/01/37(a)	500	528,505
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	600	502,854
4.38%, 04/01/30 (Call 01/01/30)	925	713,526

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.00%, 01/15/44 (Call 07/15/43)	$1,500	$1,061,070
6.95%, 03/15/28(b)	525	493,873
QVC Inc.
4.38%, 03/15/23	1,270	1,315,745
4.45%, 02/15/25 (Call 11/15/24)	1,035	1,068,700
4.75%, 02/15/27 (Call 11/15/26)	965	985,381
4.85%, 04/01/24	950	986,518
5.45%, 08/15/34 (Call 02/15/34)(b)	675	663,633
5.95%, 03/15/43	500	483,595
Rite Aid Corp., 7.70%, 02/15/27	400	308,984
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)(b)	600	624,408
5.35%, 11/01/43 (Call 05/01/43)(b)	445	477,930
6.88%, 11/15/37(b)	535	647,179

		18,040,259

Software — 0.3%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	875	946,698

Telecommunications — 11.0%
CenturyLink Inc.
Series G, 6.88%, 01/15/28	745	827,814
Series P, 7.60%, 09/15/39	864	973,374
Series T, 5.80%, 03/15/22	2,260	2,350,287
Series U, 7.65%, 03/15/42	815	897,845
Embarq Corp., 8.00%, 06/01/36	2,355	2,755,350
Nokia OYJ, 6.63%, 05/15/39	820	1,033,872
Qwest Corp.
6.75%, 12/01/21	1,554	1,629,400
7.25%, 09/15/25	410	470,528
Sprint Capital Corp.
6.88%, 11/15/28	3,800	4,807,874
8.75%, 03/15/32	3,147	4,708,951
Telecom Italia Capital SA
6.00%, 09/30/34	1,613	1,880,532
6.38%, 11/15/33	1,631	1,934,839
7.20%, 07/18/36	1,813	2,292,792
7.72%, 06/04/38	1,550	2,105,892
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	1,672	1,734,617
United States Cellular Corp., 6.70%, 12/15/33(b)	914	1,205,200
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(d)	3,300	3,913,701

		35,522,868

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.4%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(b)	$491	$490,764
5.45%, 11/01/41 (Call 05/01/41)(b)	490	494,101
6.20%, 10/01/40(b)	410	428,024

		1,412,889

Transportation — 0.2%
XPO CNW Inc., 6.70%, 05/01/34(b)	495	553,544

Total Corporate Bonds & Notes — 98.5% (Cost: $297,736,436)		317,092,491

Short-Term Investments

Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.20%(e)(f)(g)	42,432	42,461,709
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(e)(f)	3,140	3,140,000

		45,601,709

Total Short-Term Investments — 14.1% (Cost: $45,594,592)		45,601,709

Total Investments in Securities — 112.6% (Cost: $343,331,028)		362,694,200

Other Assets, Less Liabilities — (12.6)%		(40,722,751)

Net Assets — 100.0%		$321,971,449

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$21,409,740	$21,067,841	(a)	$—	$(19,183)	$3,311	$42,461,709	42,432	$217,778	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,554,000	1,586,000	(a)	—	—	—	3,140,000	3,140	13,779		—

					$(19,183)	$3,311	$45,601,709		$231,557		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

66	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® Fallen Angels USD Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$317,092,491	$—	$317,092,491
Money Market Funds	45,601,709	—	—	45,601,709

	$45,601,709	$317,092,491	$—	$362,694,200

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	67

Statements of Assets and Liabilities

October 31, 2020

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,778,138,298	$6,040,854,862	$60,055,909	$317,092,491
Affiliated(c)	581,945,596	838,525,674	7,220,245	45,601,709
Cash	192,610	280,266	8,233	4,108
Receivables:
Investments sold	17,159,258	13,352,752	—	2,630,623
Securities lending income — Affiliated	166,135	205,888	1,184	14,341
Capital shares sold	50,286	250,038	—	327,298
Dividends	7,399	5,364	84	201
Interest	77,331,434	93,794,916	873,782	4,255,585

Total assets	5,454,991,016	6,987,269,760	68,159,437	369,926,356

LIABILITIES
Collateral on securities loaned, at value	479,881,433	736,751,302	5,685,845	42,474,775
Payables:
Investments purchased	69,390,365	55,666,123	1,221,027	5,414,871
Capital shares redeemed	155,157	—	—	—
Investment advisory fees	1,265,607	778,665	17,760	65,261

Total liabilities	550,692,562	793,196,090	6,924,632	47,954,907

NET ASSETS	$4,904,298,454	$6,194,073,670	$61,234,805	$321,971,449

NET ASSETS CONSIST OF:
Paid-in capital	$5,225,314,561	$6,287,294,143	$60,658,904	$317,606,332
Accumulated earnings (loss)	(321,016,107)	(93,220,473)	575,901	4,365,117

NET ASSETS	$4,904,298,454	$6,194,073,670	$61,234,805	$321,971,449

Shares outstanding	112,100,000	157,450,000	1,200,000	11,800,000

Net asset value	$43.75	$39.34	$51.03	$27.29

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$446,091,219	$702,349,366	$5,473,550	$40,685,821
(b) Investments, at cost — Unaffiliated	$4,796,141,647	$6,052,480,566	$59,905,869	$297,736,436
(c) Investments, at cost — Affiliated	$581,751,091	$838,333,111	$7,219,395	$45,594,592

See notes to financial statements.

68	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended October 31, 2020

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$722,186	$172,908	$2,860	$13,779
Interest — Unaffiliated	225,791,070	255,083,078	2,116,991	11,857,391
Securities lending income — Affiliated — net	3,654,124	3,784,720	14,330	217,778
Other income — Unaffiliated	194,713	187,399	2,540	2,063

Total investment income	230,362,093	259,228,105	2,136,721	12,091,011

EXPENSES
Investment advisory fees	12,674,255	9,798,059	192,350	496,670
Miscellaneous	264	264	264	264

Total expenses	12,674,519	9,798,323	192,614	496,934

Less:
Investment advisory fees waived	—	(3,117,565)	—	—

Total expenses after fees waived	12,674,519	6,680,758	192,614	496,934

Net investment income	217,687,574	252,547,347	1,944,107	11,594,077

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(195,832,646)	(96,024,763)	372,157	(15,480,834)
Investments — Affiliated	(56,691)	(262,307)	(1,724)	(19,183)
In-kind redemptions — Unaffiliated	(69,645,952)	32,026,193	360,019	(608,573)

Net realized gain (loss)	(265,535,289)	(64,260,877)	730,452	(16,108,590)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(7,306,701)	(12,521,597)	(263,811)	19,687,749
Investments — Affiliated	(14,251)	138,965	464	3,311

Net change in unrealized appreciation (depreciation)	(7,320,952)	(12,382,632)	(263,347)	19,691,060

Net realized and unrealized gain (loss)	(272,856,241)	(76,643,509)	467,105	3,582,470

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(55,168,667)	$175,903,838	$2,411,212	$15,176,547

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	69

Statements of Changes in Net Assets

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$217,687,574	$158,441,342	$252,547,347	$70,693,974
Net realized gain (loss)	(265,535,289)	(74,451,467)	(64,260,877)	4,098,424
Net change in unrealized appreciation (depreciation)	(7,320,952)	52,036,627	(12,382,632)	10,771,152

Net increase (decrease) in net assets resulting from operations	(55,168,667)	136,026,502	175,903,838	85,563,550

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(221,554,490)	(158,792,176)	(246,122,254)	(59,942,537)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,831,305,192	245,682,165	3,669,234,908	2,313,903,415

NET ASSETS
Total increase in net assets	1,554,582,035	222,916,491	3,599,016,492	2,339,524,428
Beginning of year	3,349,716,419	3,126,799,928	2,595,057,178	255,532,750

End of year	$4,904,298,454	$3,349,716,419	$6,194,073,670	$2,595,057,178

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

70	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares ESG Advanced High Yield Corporate Bond ETF		iShares Fallen Angels USD Bond ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,944,107	$665,615	$11,594,077	$4,992,295
Net realized gain (loss)	730,452	(28,494)	(16,108,590)	(947,123)
Net change in unrealized appreciation (depreciation)	(263,347)	555,292	19,691,060	2,784,048

Net increase in net assets resulting from operations	2,411,212	1,192,413	15,176,547	6,829,220

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,914,198)	(633,836)	(10,831,445)	(4,794,309)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	37,422,013	12,849,521	174,101,492	74,153,249

NET ASSETS
Total increase in net assets	37,919,027	13,408,098	178,446,594	76,188,160
Beginning of year	23,315,778	9,907,680	143,524,855	67,336,695

End of year	$61,234,805	$23,315,778	$321,971,449	$143,524,855

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of year	$46.20	$46.19	$47.53	$46.92	$46.49

Net investment income(a)	2.26	2.55	2.56	2.65	2.64
Net realized and unrealized gain (loss)(b)	(2.36)	0.01	(1.38)	0.58	0.40

Net increase (decrease) from investment operations	(0.10)	2.56	1.18	3.23	3.04

Distributions(c)
From net investment income	(2.35)	(2.55)	(2.52)	(2.62)	(2.61)

Total distributions	(2.35)	(2.55)	(2.52)	(2.62)	(2.61)

Net asset value, end of year	$43.75	$46.20	$46.19	$47.53	$46.92

Total Return
Based on net asset value	(0.10)%	5.71%	2.55%	7.06%	6.88%

Ratios to Average Net Assets
Total expenses	0.30%	0.30%	0.30%	0.30%	0.44%

Total expenses after fees waived	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	5.15%	5.54%	5.46%	5.59%	5.80%

Supplemental Data
Net assets, end of year (000)	$4,904,298	$3,349,716	$3,126,800	$3,602,986	$1,229,318

Portfolio turnover rate(d)	45%	31%	35%	35%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Broad USD High Yield Corporate Bond ETF

	Year Ended 10/31/20	Year Ended 10/31/19 (a)	Year Ended 10/31/18 (a)	Period From 10/25/17 to 10/31/17	(b) (a)

Net asset value, beginning of period	$40.61	$39.80	$41.67	$41.67

Net investment income(c)	2.21	2.52	2.39	0.03
Net realized and unrealized gain (loss)(d)	(1.23)	0.74	(2.17)	(0.03)

Net increase from investment operations	0.98	3.26	0.22	0.00

Distributions(e)
From net investment income	(2.25)	(2.45)	(2.09)	—

Total distributions	(2.25)	(2.45)	(2.09)	—

Net asset value, end of period	$39.34	$40.61	$39.80	$41.67

Total Return
Based on net asset value	2.61%	8.48%	0.55%	0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.22%	0.22%	0.22%	0.22	%(g)

Total expenses after fees waived	0.15%	0.16%	0.22%	0.22	%(g)

Net investment income	5.67%	6.23%	5.89%	3.19	%(g)

Supplemental Data
Net assets, end of period (000)	$6,194,074	$2,595,057	$255,533	$49,997

Portfolio turnover rate(h)	21%	19%	15%	0	%(f)

(a)	Per share amounts reflect a six-for-five stock split effective after the close of trading on April 18, 2019.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced High Yield Corporate Bond ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Period From 06/14/16 to 10/31/16	(a)

Net asset value, beginning of period	$51.81	$49.54	$51.90	$51.28	$49.48

Net investment income(b)	2.41	2.88	2.93	3.00	1.09
Net realized and unrealized gain (loss)(c)	(0.73)	2.34	(2.37)	0.54	1.64

Net increase from investment operations	1.68	5.22	0.56	3.54	2.73

Distributions(d)
From net investment income	(2.46)	(2.95)	(2.92)	(2.92)	(0.93)

Total distributions	(2.46)	(2.95)	(2.92)	(2.92)	(0.93)

Net asset value, end of period	$51.03	$51.81	$49.54	$51.90	$51.28

Total Return
Based on net asset value	3.42%	10.88%	1.13%	7.09%	5.52	%(e)

Ratios to Average Net Assets
Total expenses	0.47%	0.50%	0.50%	0.50%	0.50	%(f)

Net investment income	4.78%	5.70%	5.80%	5.80%	5.61	%(f)

Supplemental Data
Net assets, end of period (000)	$61,235	$23,316	$9,908	$10,380	$10,255

Portfolio turnover rate(g)	85%	24%	24%	18%	7	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Fallen Angels USD Bond ETF

	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Period From 06/14/16 to 10/31/16	(a)

Net asset value, beginning of period	$26.58	$25.90	$27.64	$26.77	$25.00

Net investment income(b)	1.54	1.50	1.50	1.62	0.60
Net realized and unrealized gain (loss)(c)	0.65	0.67	(1.49)	0.89	1.69

Net increase from investment operations	2.19	2.17	0.01	2.51	2.29

Distributions(d)
From net investment income	(1.48)	(1.49)	(1.42)	(1.56)	(0.52)
From net realized gain	—	—	(0.33)	(0.08)	—

Total distributions	(1.48)	(1.49)	(1.75)	(1.64)	(0.52)

Net asset value, end of period	$27.29	$26.58	$25.90	$27.64	$26.77

Total Return
Based on net asset value	8.68%	8.70%	0.04%	9.72%	9.21	%(e)

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.33%	0.35	%(f)

Net investment income	5.84%	5.73%	5.65%	5.98%	6.02	%(f)

Supplemental Data
Net assets, end of period (000)	$321,971	$143,525	$67,337	$15,204	$10,708

Portfolio turnover rate(g)	51%	23%	29%	31%	8	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Diversified	(a)
ESG Advanced High Yield Corporate Bond(b)	Diversified
Fallen Angels USD Bond	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.
(b)	Formerly the iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF

0-5 Year High Yield Corporate Bond	$3,858,291,390
Broad USD High Yield Corporate Bond	3,044,939,520
ESG Advanced High Yield Corporate Bond	24,377,951
Fallen Angels USD Bond	163,742,389

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

76	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result

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Notes to Financial Statements (continued)

in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

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Notes to Financial Statements (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$39,388,201	$39,388,201	$—	$—
Barclays Capital Inc.	73,238,149	73,238,149	—	—
BNP Paribas Prime Brokerage International Ltd.	29,912,349	29,912,349	—	—
BofA Securities, Inc.	2,442,268	2,442,268	—	—
Citadel Clearing LLC	14,374,986	14,374,986	—	—
Citigroup Global Markets Inc.	35,359,920	35,359,920	—	—
Credit Suisse Securities (USA) LLC	16,546,937	16,546,937	—	—
Deutsche Bank Securities Inc.	1,598,677	1,598,677	—	—
Goldman Sachs & Co.	102,372,880	102,372,880	—	—
HSBC Securities (USA) Inc.	996	996	—	—
Jefferies LLC	1,665,354	1,665,354	—	—
JPMorgan Securities LLC	78,821,525	78,821,525	—	—
MUFG Securities Americas Inc.	156,638	156,638	—	—
Pershing LLC	2,530,024	2,530,024	—	—
RBC Capital Markets LLC	31,447,854	31,447,854	—	—
Scotia Capital (USA) Inc.	2,678,600	2,678,600	—	—
State Street Bank & Trust Company	1,966,879	1,966,879	—	—
TD Prime Services LLC	701,396	701,396	—	—
Wells Fargo Bank, National Association	486,025	486,025	—	—
Wells Fargo Securities LLC	10,401,561	10,401,561	—	—

	446,091,219	446,091,219	—	—

Broad USD High Yield Corporate Bond
Barclays Bank PLC	$67,084,144	$67,084,144	$—	$—
Barclays Capital Inc.	49,814,959	49,814,959	—	—
BMO Capital Markets	962,002	962,002	—	—
BNP Paribas Securities Corp.	868,199	868,199	—	—
BofA Securities, Inc.	7,887,256	7,887,256	—	—
Citadel Clearing LLC	10,507,381	10,507,381	—	—
Citigroup Global Markets Inc.	39,605,579	39,605,579	—	—
Credit Suisse Securities (USA) LLC	28,394,641	28,394,641	—	—
Goldman Sachs & Co.	191,267,603	191,267,603	—	—
Jefferies LLC	978,069	978,069	—	—
JPMorgan Securities LLC	148,680,273	148,680,273	—	—
Morgan Stanley & Co. LLC	47,046,779	47,046,779	—	—
Nomura Securities International Inc.	939,019	939,019	—	—
Pershing LLC	3,110,899	3,110,899	—	—
RBC Capital Markets LLC	72,608,008	72,608,008	—	—
Scotia Capital (USA) Inc.	7,012,874	7,012,874	—	—
State Street Bank & Trust Company	859,826	859,826	—	—
TD Prime Services LLC	381,275	381,275	—	—
Wells Fargo Bank, National Association	6,023,287	6,023,287	—	—
Wells Fargo Securities LLC	18,317,293	18,317,293	—	—

	702,349,366	702,349,366	—	—

ESG Advanced High Yield Corporate Bond
Barclays Bank PLC	$497,175	$497,175	$—	$—
Barclays Capital Inc.	320,766	320,766	—	—
BMO Capital Markets	58,926	58,926	—	—
Citigroup Global Markets Inc.	378,527	378,527	—	—
Credit Suisse Securities (USA) LLC	112,070	112,070	—	—
Jefferies LLC	85,281	85,281	—	—
JPMorgan Securities LLC	2,094,380	2,094,380	—	—
Morgan Stanley & Co. LLC	682,719	682,719	—	—
RBC Capital Markets LLC	1,243,706	1,243,706	—	—

	5,473,550	5,473,550	—	—

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Notes to Financial Statements (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

Fallen Angels USD Bond
Barclays Bank PLC	$993,565	$993,565	$—	$—
BMO Capital Markets	314,806	314,806	—	—
BNP Paribas Securities Corp.	169,150	169,150	—	—
Citigroup Global Markets Inc.	3,561,130	3,561,130	—	—
Credit Suisse Securities (USA) LLC	2,278,334	2,278,334	—	—
Goldman Sachs & Co.	10,746,336	10,746,336	—	—
JPMorgan Securities LLC	15,445,142	15,445,142	—	—
Morgan Stanley & Co. LLC	4,412,046	4,412,046	—	—
Pershing LLC	511,504	511,504	—	—
TD Prime Services LLC	580,225	580,225	—	—
Wells Fargo Securities LLC	1,673,583	1,673,583	—	—

	40,685,821	40,685,821	—	—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.22
ESG Advanced High Yield Corporate Bond	0.35
Fallen Angels USD Bond	0.25

Prior to September 15, 2020, for its investment advisory services to the iShares ESG Advanced High Yield Corporate Bond ETF, BFA was entitled to an annual investment advisory fee of 0.50%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: Effective February 28, 2020 for the iShares Broad USD High Yield Corporate Bond ETF, BFAhas contractually agreed to waive a portion of its investment advisory fee through February 28, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.15% of average daily net assets. Prior to February 28, 2020, this waiver was voluntary. For the year ended October 31, 2020, BFA has waived its investment advisory fees for the iShares Broad USD High Yield Corporate Bond ETF in the amount of $3,117,565.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

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Notes to Financial Statements (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

0-5 Year High Yield Corporate Bond	$957,965
Broad USD High Yield Corporate Bond	1,057,238
ESG Advanced High Yield Corporate Bond	4,153
Fallen Angels USD Bond	59,257

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

0-5 Year High Yield Corporate Bond	$12,689,423	$6,674,431	$(856,302)
Broad USD High Yield Corporate Bond	269,757,862	—	—
ESG Advanced High Yield Corporate Bond	15,325	—	—
Fallen Angels USD Bond	14,761,100	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

0-5 Year High Yield Corporate Bond	$2,059,133,195	$1,840,827,185
Broad USD High Yield Corporate Bond	1,182,348,835	937,496,939
ESG Advanced High Yield Corporate Bond	37,440,728	34,124,162
Fallen Angels USD Bond	114,770,679	99,268,110

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (continued)

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-5 Year High Yield Corporate Bond	$2,656,644,538	$935,228,944
Broad USD High Yield Corporate Bond	4,632,303,155	1,280,942,535
ESG Advanced High Yield Corporate Bond	43,617,833	10,073,941
Fallen Angels USD Bond	178,310,656	21,618,844

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2020, the following permanent differences attributable to certain deemed distributions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

0-5 Year High Yield Corporate Bond	$(69,783,719)	$69,783,719
Broad USD High Yield Corporate Bond	32,073,637	(32,073,637)
ESG Advanced High Yield Corporate Bond	386,905	(386,905)
Fallen Angels USD Bond	(650,496)	650,496

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19

0-5 Year High Yield Corporate Bond
Ordinary income	$221,554,490	$158,792,176

Broad USD High Yield Corporate Bond
Ordinary income	$246,122,254	$59,942,537

ESG Advanced High Yield Corporate Bond
Ordinary income	$1,914,198	$633,836

Fallen Angels USD Bond
Ordinary income	$10,831,445	$4,794,309

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

0-5 Year High Yield Corporate Bond	$20,817,088	$(316,460,424)	$(25,372,771)	$(321,016,107)
Broad USD High Yield Corporate Bond	29,491,597	(102,418,819)	(20,293,251)	(93,220,473)
ESG Advanced High Yield Corporate Bond	467,907	—	107,994	575,901
Fallen Angels USD Bond	1,569,762	(16,342,830)	19,138,185	4,365,117

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default and the classification of investments.

For the year ended October 31, 2020, the iShares ESG Advanced High Yield Corporate Bond ETF utilized $1,792 of its capital loss carryforwards.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

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Notes to Financial Statements (continued)

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-5 Year High Yield Corporate Bond	$5,385,456,665	$70,742,881	$(96,115,652)	$(25,372,771)
Broad USD High Yield Corporate Bond	6,899,673,787	136,403,249	(156,696,500)	(20,293,251)
ESG Advanced High Yield Corporate Bond	67,168,160	678,717	(570,723)	107,994
Fallen Angels USD Bond	343,556,015	21,421,750	(2,283,565)	19,138,185

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (continued)

securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19

iShares ETF	Shares	Amount	Shares		Amount

0-5 Year High Yield Corporate Bond
Shares sold	62,900,000	$2,814,543,292	27,400,000		$1,267,921,934
Shares redeemed	(23,300,000)	(983,238,100)	(22,600,000)		(1,022,239,769)

Net increase	39,600,000	1,831,305,192	4,800,000		245,682,165

Broad USD High Yield Corporate Bond
Shares sold	127,600,000	4,978,274,244	60,780,000	(a)	2,447,307,537
Shares redeemed	(34,050,000)	(1,309,039,336)	(3,300,000	)(a)	(133,404,122)

Net increase	93,550,000	3,669,234,908	57,480,000		2,313,903,415

ESG Advanced High Yield Corporate Bond
Shares sold	950,000	47,872,972	250,000		12,849,521
Shares redeemed	(200,000)	(10,450,959)	—		—

Net increase	750,000	37,422,013	250,000		12,849,521

Fallen Angels USD Bond
Shares sold	7,300,000	196,014,715	3,200,000		84,157,628
Shares redeemed	(900,000)	(21,913,223)	(400,000)		(10,004,379)

Net increase	6,400,000	174,101,492	2,800,000		74,153,249

(a)	Share transactions reflect a six-for-five stock split effective after the close of trading on April 18, 2019.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

The Board authorized a six-for-five stock split for the iShares Broad USD High Yield Corporate Bond ETF, effective after the close of trading on April 18, 2019. The impact of the stock split was to increase the number of shares outstanding, while decreasing the NAV per share, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

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Notes to Financial Statements (continued)

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares 0-5 Year High Yield Corporate Bond ETF,

iShares Broad USD High Yield Corporate Bond ETF,

iShares ESG Advanced High Yield Corporate Bond ETF and iShares Fallen Angels USD Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares 0-5 Year High Yield Corporate Bond ETF, iShares Broad USD High Yield Corporate Bond ETF, iShares ESG Advanced High Yield Corporate Bond ETF and iShares Fallen Angels USD Bond ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, issuer, transfer agent, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

For the fiscal year ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends

0-5 Year High Yield Corporate Bond	$169,312,721
Broad USD High Yield Corporate Bond	221,229,239
ESG Advanced High Yield Corporate Bond	1,596,344
Fallen Angels USD Bond	7,954,407

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest

0-5 Year High Yield Corporate Bond	$314,830
Broad USD High Yield Corporate Bond	77,606
ESG Advanced High Yield Corporate Bond	1,208
Fallen Angels USD Bond	6,082

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I M P O R T A N T T A X I N F O R M A T I O N	87

Board Review and Approval of Investment Advisory Contract

iShares 0-5 Year High Yield Corporate Bond ETF, iShares Broad USD High Yield Corporate Bond ETF, iShares Fallen Angels USD Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares ESG Advanced High Yield Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	89

Board Review and Approval of Investment Advisory Contract  (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	91

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

0-5 Year High Yield Corporate Bond(a)	$2.339645	$—	$0.013486	$2.353131	99%	—%	1%		100%
Broad USD High Yield Corporate Bond	2.245976	—	—	2.245976	100	—	—		100
ESG Advanced High Yield Corporate Bond(a)	2.435046	—	0.029445	2.464491	99	—	1		100
Fallen Angels USD Bond(a)	1.475924	—	0.006946	1.482870	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	93

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	95

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1020-1020

OCTOBER 31, 2020

2020 Annual Report

iShares Trust

•	iShares U.S. Fixed Income Balanced Risk Factor ETF | FIBR | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.29%	9.71%
U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)
International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)
Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S. bond market advanced for the 12 months ended October 31, 2020 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. fixed-income performance, returned 6.19%.

U.S. economic growth was unusually volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis. The latter figure represented the largest quarterly economic contraction on record, as efforts to contain the virus through restrictions on travel and business led to widespread disruption of the U.S. economy.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. The U.S. economy rapidly rebalanced toward remote economic activity; working and shopping from home flourished, while traditional, in-person economic activity at malls, hotels, and restaurants remained subdued. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.1% in the third quarter of 2020.

In response to the pandemic and subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting them near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

The pandemic-related volatility in the U.S. economy was reflected in bond yields (which are inversely related to prices). U.S. Treasury yields declined significantly beginning late February 2020, as uncertainty drove investors toward the most highly rated segment of the bond market, driving the yields on the two-, 10-, and 30-year U.S. Treasuries to record lows. Short-term U.S. Treasury yields declined more than long-term U.S. Treasuries, as the Fed committed to keeping interest rates near zero until at least 2023. However, returns for long-term U.S. Treasuries, which are more sensitive to interest rate changes, significantly exceeded returns from short-term U.S. Treasuries.

Corporate bond prices were also significantly impacted by the economic disruption. In February and March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated, high-yield bonds, which are considered to have a greater probability of default. However, Fed actions to support the corporate bond market and signs that defaults could be lower than anticipated drove a recovery in corporate bond prices, beginning in late March 2020.

Securitized bonds also advanced, particularly commercial mortgage backed securities (“CMBS”). Despite significant disruption to the commercial property market, CMBS showed resiliency later in the reporting period, and delinquencies declined after reaching an all-time high in June 2020.

4	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Investment Objective

The iShares U.S. Fixed Income Balanced Risk Factor ETF (the “Fund”) (formerly the iShares Edge U.S. Fixed Income Balanced Risk ETF) seeks to track the investment results of an index, composed of taxable U.S. dollar-denominated bonds and U.S. Treasury futures, which targets an equal allocation between interest rate and credit spread risk, as represented by the Bloomberg Barclays U.S. Fixed Income Balanced Risk Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.79%	3.73%	3.36%	2.79%	20.09%	20.65%
Fund Market	2.54	3.69	3.35	2.54	19.87	20.58
Index	2.82	3.87	3.50	2.82	20.89	21.59

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/24/15. The first day of secondary market trading was 2/26/15.

Index performance through February 4, 2018 reflects the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. Index performance beginning on February 5, 2018 reflects the performance of the Bloomberg Barclays U.S. Fixed Income Balanced Risk Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,026.80	$ 1.17		$ 1,000.00	$ 1,024.00	$ 1.17		0.23%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020 (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Portfolio Management Commentary

U.S. dollar-denominated bonds advanced for the reporting period. The Index uses a combination of corporate bonds, asset-backed securities, and Treasury futures to target an equal allocation between interest rate and credit spread risk.

Mortgage-backed securities (“MBS”) contributed the most to the Index’s return, helped by the Fed’s interest rate reductions along with its decision to include MBS in its bond-buying program. While a decline in interest rates helps boost the value of existing MBS, it also increases prepayment risk, which can negatively affect the value of MBS. When homeowners prepay their remaining mortgage balance in order to refinance at a lower rate, this reduces the quantity of higher-yielding mortgages available to investors. With mortgage rates at all-time lows, many homeowners took advantage of refinancing, sending prepayment rates to a 16-year high. Despite rising prepayments, Fed purchasing activity and brisk demand from yield-seeking investors helped support MBS prices.

Corporate bonds also contributed meaningfully to the Index’s performance. Bank-issued bonds led the advance, as balance sheets in the industry were resilient in the face of the recession, despite increasing loan loss provisions. Banks are typically among the largest issuers of corporate debt, and new issuance from banks remained high by historical standards, although did not increase as much as the non-financials sector.

Bonds issued by consumer non-cyclical companies also supported the Index’s performance, particularly among pharmaceuticals and healthcare companies. Pharmaceuticals company bonds gained amid high issuance to fund mergers and acquisitions and to refinance existing debt. Healthcare company bonds advanced, partly due to their lower vulnerability to the pandemic’s economic disruptions. Technology company bonds also gained, as a rise in remote working and remote learning drove demand for many types of technology hardware and software.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	62.0%
Aa	0.9
A	12.4
Baa	9.2
Ba	8.9
B	4.9
Caa	1.2
Not Rated	0.5

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	1.2%
1-5 Years	19.2
5-10 Years	20.8
10-15 Years	3.4
15-20 Years	7.7
More than 20 Years	47.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$25	$25,764
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)	25	23,690

		49,454

Aerospace & Defense — 0.7%
Boeing Co. (The) 4.51%, 05/01/23 (Call 04/01/23)	125	132,596
4.88%, 05/01/25 (Call 04/01/25)	70	76,139
Howmet Aerospace Inc. 5.13%, 10/01/24 (Call 07/01/24)	100	105,186
5.90%, 02/01/27	100	110,443
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	25	25,320
TransDigm Inc. 5.50%, 11/15/27 (Call 11/15/22)(b)	175	170,803
6.25%, 03/15/26 (Call 03/15/22)(a)	100	104,281
6.38%, 06/15/26 (Call 06/15/21)	50	49,826
6.50%, 05/15/25 (Call 11/30/20)	50	49,982
7.50%, 03/15/27 (Call 03/15/22)	50	51,652

		876,228

Agriculture — 1.3%
Altria Group Inc. 2.85%, 08/09/22	280	291,469
3.80%, 02/14/24 (Call 01/14/24)	108	117,613
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	40	39,966
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)	80	80,461
Philip Morris International Inc. 2.13%, 05/10/23 (Call 03/10/23)	70	72,680
2.50%, 08/22/22	170	176,456
2.88%, 05/01/24 (Call 04/01/24)	706	757,919
Vector Group Ltd., 6.13%, 02/01/25 (Call 11/30/20)(a)	170	169,696

		1,706,260

Airlines — 0.0%
United Airlines Holdings Inc., 5.00%, 02/01/24(b)	50	43,748

Apparel — 0.6%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	220	245,617
Ralph Lauren Corp., 1.70%, 06/15/22	160	163,029
VF Corp., 2.05%, 04/23/22	400	409,196

		817,842

Auto Manufacturers — 2.0%
Allison Transmission Inc. 5.00%, 10/01/24 (Call 11/10/20)(a)	100	100,876
5.88%, 06/01/29 (Call 06/01/24)(a)	95	103,892
American Honda Finance Corp., 1.20%, 07/08/25	130	131,348
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)(b)	120	121,779
9.00%, 04/22/25 (Call 03/22/25)	20	23,562
9.63%, 04/22/30 (Call 01/22/30)(b)	5	6,684
Ford Motor Credit Co. LLC 3.66%, 09/08/24	259	256,643
3.82%, 11/02/27 (Call 08/02/27)	275	266,662
General Motors Co., 5.40%, 10/02/23	25	27,653
General Motors Financial Co. Inc. 2.45%, 11/06/20	200	200,022
3.20%, 07/06/21 (Call 06/06/21)	55	55,735
3.45%, 04/10/22 (Call 02/10/22)	120	123,462
3.55%, 07/08/22	200	207,466

Security	Par (000)	Value

Auto Manufacturers (continued)
4.20%, 03/01/21 (Call 02/01/21)	$200	$201,518
4.20%, 11/06/21	240	247,440
Tesla Inc., 5.30%, 08/15/25 (Call 11/30/20)(a)	200	206,938
Toyota Motor Credit Corp., 0.35%, 10/14/22	365	365,040

		2,646,720

Auto Parts & Equipment — 0.2%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	50	53,348
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	115	126,445
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/26 (Call 05/15/22)(a)	65	67,660
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	35	36,531

		283,984

Banks — 10.8%
Bank of America Corp. 0.81%, 10/24/24 (Call 10/24/23)(c)	200	200,182
0.98%, 09/25/25 (Call 09/25/24)(c)	70	70,025
1.32%, 06/19/26 (Call 06/19/25)(c)	100	100,610
2.82%, 07/21/23 (Call 07/21/22)(c)	450	466,861
2.88%, 04/24/23 (Call 04/24/22)(c)	200	206,606
3.00%, 12/20/23 (Call 12/20/22)(c)	326	341,941
3.30%, 01/11/23	330	349,912
3.56%, 04/23/27 (Call 04/23/26)(c)	150	167,127
4.25%, 10/22/26	120	138,797
Bank of New York Mellon Corp. (The), 1.85%, 01/27/23 (Call 01/02/23)	270	278,173
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	200	200,490
Barclays PLC, 4.84%, 05/09/28 (Call 05/07/27)	200	220,398
Canadian Imperial Bank of Commerce 0.95%, 06/23/23	160	161,827
2.25%, 01/28/25	170	179,396
CIT Group Inc., 5.00%, 08/15/22	100	105,399
Citigroup Inc. 0.78%, 10/30/24 (Call 10/30/23)(c)	530	529,682
2.88%, 07/24/23 (Call 07/24/22)(c)	10	10,378
2.90%, 12/08/21 (Call 11/08/21)	150	153,801
3.14%, 01/24/23 (Call 01/24/22)(c)	200	206,090
3.35%, 04/24/25 (Call 04/24/24)(c)	365	394,368
3.98%, 03/20/30 (Call 03/20/29)(c)	180	206,473
4.50%, 01/14/22	282	295,733
4.60%, 03/09/26	100	115,331
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	250	257,303
Credit Suisse AG/New York NY, 1.00%, 05/05/23	250	253,090
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(c)	200	194,690
Deutsche Bank AG/New York NY, 2.22%, 09/18/24 (Call 09/18/23)(c)	185	187,066
First Republic Bank/CA, 1.91%, 02/12/24 (Call 02/12/23)(c)	250	256,490
Goldman Sachs Group Inc. (The) 2.60%, 02/07/30 (Call 11/07/29)	180	190,156
3.20%, 02/23/23 (Call 01/23/23)	275	290,931
3.27%, 09/29/25 (Call 09/29/24)(c)	165	179,070
3.50%, 01/23/25 (Call 10/23/24)	400	437,500
3.63%, 02/20/24 (Call 01/20/24)	55	59,784
3.75%, 02/25/26 (Call 11/25/25)	194	217,971
3.85%, 01/26/27 (Call 01/26/26)	120	134,936
HSBC Holdings PLC 3.95%, 05/18/24 (Call 05/18/23)(c)	200	215,080
4.25%, 03/14/24	200	216,638
JPMorgan Chase & Co. 2.78%, 04/25/23 (Call 04/25/22)(c)	23	23,790

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.95%, 10/01/26 (Call 07/01/26)	$300	$330,009
2.97%, 01/15/23 (Call 01/15/22)	25	25,778
3.13%, 01/23/25 (Call 10/23/24)	40	43,614
3.22%, 03/01/25 (Call 03/01/24)(c)	32	34,456
3.56%, 04/23/24 (Call 04/23/23)(c)	120	128,561
3.88%, 09/10/24	200	221,712
4.02%, 12/05/24 (Call 12/05/23)(c)	40	44,045
KeyCorp, 2.25%, 04/06/27	50	52,579
Mitsubishi UFJ Financial Group Inc., 2.05%, 07/17/30	200	202,170
Mizuho Financial Group Inc. 1.24%, 07/10/24 (Call 07/10/23)(c)	280	282,744
2.84%, 07/16/25 (Call 07/16/24)(c)	200	211,434
2.95%, 02/28/22	212	218,814
Morgan Stanley 2.19%, 04/28/26 (Call 04/28/25)(c)	110	115,338
2.70%, 01/22/31 (Call 01/22/30)(c)	10	10,675
2.75%, 05/19/22	300	310,698
3.13%, 07/27/26	135	149,286
3.74%, 04/24/24 (Call 04/24/23)(c)	375	403,282
3.88%, 01/27/26	200	227,130
Series I, 0.86%, 10/21/25 (Call 10/21/24)(c)	195	194,706
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	250	259,000
Royal Bank of Canada 2.25%, 11/01/24	160	169,235
2.80%, 04/29/22	300	311,061
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	63	67,891
Santander UK PLC, 3.75%, 11/15/21	200	206,648
Sumitomo Mitsui Financial Group Inc. 1.47%, 07/08/25	200	203,920
2.13%, 07/08/30	200	202,820
2.44%, 10/19/21	400	408,236
Svenska Handelsbanken AB, 1.88%, 09/07/21	250	253,365
Toronto-Dominion Bank (The), 2.65%, 06/12/24	200	213,460
Wells Fargo & Co., 2.63%, 07/22/22	500	518,320

		14,235,082

Beverages — 0.5%
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)	350	368,648
PepsiCo Inc., 2.25%, 03/19/25 (Call 02/19/25)	245	261,422

		630,070

Biotechnology — 0.1%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 09/30/21)	45	45,107
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	35	33,820
Royalty Pharma PLC 0.75%, 09/02/23(a)	10	9,998
1.20%, 09/02/25 (Call 08/02/25)(a)	5	4,978

		93,903

Building Materials — 0.2%
Builders FirstSource Inc. 5.00%, 03/01/30 (Call 03/01/25)(a)	20	21,074
6.75%, 06/01/27 (Call 06/01/22)(a)	90	96,511
Carrier Global Corp. 1.92%, 02/15/23 (Call 01/15/23)(a)	25	25,732
2.24%, 02/15/25 (Call 01/15/25)(a)	35	36,598
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 11/30/20)	50	51,180
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	55	58,171

		289,266

Security	Par (000)	Value

Chemicals — 1.0%
Air Products and Chemicals Inc. 1.85%, 05/15/27 (Call 03/15/27)	$110	$114,777
2.05%, 05/15/30 (Call 02/15/30)	65	67,891
CF Industries Inc., 4.95%, 06/01/43	100	119,700
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	25	24,567
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 11/16/20)(a)(b)	100	92,211
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	142	156,045
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	304	313,792
Sherwin-Williams Co. (The) 2.75%, 06/01/22 (Call 05/01/22)	2	2,065
2.95%, 08/15/29 (Call 05/15/29)	115	125,940
3.13%, 06/01/24 (Call 04/01/24)	100	108,078
3.45%, 06/01/27 (Call 03/01/27)	140	157,157
Valvoline Inc., 4.38%, 08/15/25 (Call 11/30/20)(b)	40	41,145

		1,323,368

Commercial Services — 2.0%
Global Payments Inc. 3.80%, 04/01/21 (Call 03/01/21)	325	328,468
4.00%, 06/01/23 (Call 05/01/23)	80	86,405
IHS Markit Ltd. 3.63%, 05/01/24 (Call 04/01/24)	302	325,544
4.00%, 03/01/26 (Call 12/01/25)(a)	150	166,768
4.75%, 02/15/25 (Call 11/15/24)(a)	25	28,197
PayPal Holdings Inc. 2.20%, 09/26/22	45	46,539
2.40%, 10/01/24 (Call 09/01/24)	520	551,600
2.65%, 10/01/26 (Call 08/01/26)	140	152,254
Prime Security Services Borrower LLC/Prime Finance Inc. 5.75%, 04/15/26(a)	100	106,514
6.25%, 01/15/28 (Call 01/15/23)(a)	55	55,569
Refinitiv U.S. Holdings Inc. 6.25%, 05/15/26 (Call 11/15/21)(a)	15	16,024
8.25%, 11/15/26 (Call 11/15/21)(a)	95	103,224
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	95	104,816
Service Corp. International/U.S., 5.13%, 06/01/29 (Call 06/01/24)	40	43,742
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)	100	102,638
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	100	105,016
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	208	234,557
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	15	16,124

		2,573,999

Computers — 0.2%
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	15	15,307
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)(a)	180	219,204
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	30	31,018
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	50	53,834

		319,363

Distribution & Wholesale — 0.0%
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	40	41,000

Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, 02/01/22 (Call 01/01/22)	161	163,742
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	115	117,262

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc., 1.45%, 10/02/23 (Call 09/02/23)	$30	$30,272
American Express Co., 2.50%, 08/01/22 (Call 07/01/22)	150	155,169
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	75	77,968
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	100	82,731
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(d)	52	34,699
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	115	116,394
Intercontinental Exchange Inc. 0.70%, 06/15/23	90	90,521
3.75%, 12/01/25 (Call 09/01/25)	343	388,849
3.75%, 09/21/28 (Call 06/21/28)	88	101,584
4.00%, 10/15/23	150	164,947
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	165	184,985
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	100	111,234
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26 (Call 07/15/21)(a)	200	214,058
Navient Corp., 6.13%, 03/25/24	50	50,523
Nomura Holdings Inc., 2.65%, 01/16/25	300	315,825
OneMain Finance Corp. 6.13%, 03/15/24 (Call 09/15/23)	30	31,543
6.88%, 03/15/25	155	170,584
7.13%, 03/15/26	30	33,250
ORIX Corp., 2.90%, 07/18/22	55	56,997

		2,693,137

Electric — 2.3%
AES Corp. (The) 5.50%, 04/15/25 (Call 11/30/20)	47	48,287
6.00%, 05/15/26 (Call 05/15/21)	127	133,036
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	100	109,668
Baltimore Gas & Electric Co., 2.80%, 08/15/22 (Call 05/15/22)	100	103,564
Berkshire Hathaway Energy Co. 1.65%, 05/15/31 (Call 02/15/31)(a)	25	24,739
3.75%, 11/15/23 (Call 08/15/23)	50	54,409
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	55,978
Calpine Corp. 4.50%, 02/15/28 (Call 02/15/23)(a)	50	50,851
5.13%, 03/15/28 (Call 03/15/23)(a)	60	61,883
5.25%, 06/01/26 (Call 06/01/21)(a)	160	164,408
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	100	109,455
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	50	54,268
DTE Energy Co., 0.55%, 11/01/22(b)	195	195,604
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	130	144,917
Entergy Louisiana LLC, 5.40%, 11/01/24	131	154,127
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	100	111,670
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	25	24,355
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	35	40,116
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	40	46,986
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	50	58,493
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	84	94,481
NextEra Energy Operating Partners LP 4.25%, 07/15/24 (Call 04/15/24)(a)	25	26,000
4.25%, 09/15/24 (Call 07/15/24)(a)	85	88,700
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/21)(b)	200	210,412
Pacific Gas & Electric Co. 1.75%, 06/16/22 (Call 06/16/21)	40	40,036

Security	Par (000)	Value

Electric (continued)
3.15%, 01/01/26	$30	$30,710
4.55%, 07/01/30 (Call 01/01/30)	60	64,632
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	10	9,741
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	54,029
Sempra Energy, 2.90%, 02/01/23 (Call 01/01/23)	145	152,038
Southern California Edison Co., 2.85%, 08/01/29 (Call 05/01/29)	50	52,517
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	150	171,412
Talen Energy Supply LLC 7.25%, 05/15/27 (Call 05/15/22)(a)	15	14,818
10.50%, 01/15/26 (Call 01/15/22)(a)	17	11,610
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	10	10,972
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	76	79,535
Vistra Operations Co. LLC, 5.00%, 07/31/27 (Call 07/31/22)(a)	20	20,870
WEC Energy Group Inc., 0.55%, 09/15/23	140	140,470

		3,019,797

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	150	159,896
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	135	147,803
Honeywell International Inc., 0.48%, 08/19/22 (Call 08/19/21)	310	310,394
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	65	75,669
Roper Technologies Inc. 2.35%, 09/15/24 (Call 08/15/24)	75	79,241
3.85%, 12/15/25 (Call 09/15/25)	35	39,679
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	220	257,943

		1,070,625

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	50	54,922

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	100	109,537
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 11/30/20)(a)	25	23,423

		132,960

Entertainment — 0.3%
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 11/10/20)(a)	100	94,967
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	15	13,587
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	100	101,405
Scientific Games International Inc. 5.00%, 10/15/25 (Call 11/30/20)(a)(b)	100	100,305
7.25%, 11/15/29 (Call 11/15/24)(a)	25	24,785
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	25	26,448

		361,497

Environmental Control — 0.1%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	45	47,221
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	30	30,309

		77,530

Food — 1.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 4.63%, 01/15/27 (Call 01/15/23)(a)	40	41,253

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
7.50%, 03/15/26 (Call 03/15/22)(a)	$173	$191,442
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	240	277,805
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)	130	128,966
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc. 5.50%, 01/15/30 (Call 01/15/25)(a)	100	109,115
6.50%, 04/15/29 (Call 04/15/24)(a)	10	11,234
Lamb Weston Holdings Inc., 4.88%, 11/01/26 (Call 11/01/21)(a)	150	155,640
McCormick & Co. Inc./MD 2.70%, 08/15/22 (Call 07/15/22)	235	243,902
3.15%, 08/15/24 (Call 06/15/24)	300	325,011
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	100	105,689
Post Holdings Inc. 5.50%, 12/15/29 (Call 12/15/24)(a)	100	108,055
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	100	105,347
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/30/20)(a)	45	44,660

		1,848,119

Forest Products & Paper — 0.0%
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	50	52,754

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	45	47,924
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	150	149,724

		197,648

Hand & Machine Tools — 0.1%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	60	62,446

Health Care - Products — 0.7%
Avantor Inc., 6.00%, 10/01/24 (Call 11/06/20)(a)	100	104,507
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	220	238,907
Boston Scientific Corp., 3.38%, 05/15/22	150	156,606
DH Europe Finance II Sarl 2.05%, 11/15/22	175	180,511
2.60%, 11/15/29 (Call 08/15/29)	56	60,720
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)	20	20,799
Teleflex Inc. 4.63%, 11/15/27 (Call 11/15/22)	50	52,794
4.88%, 06/01/26 (Call 06/01/21)	50	52,136

		866,980

Health Care - Services — 1.6%
Anthem Inc., 2.95%, 12/01/22 (Call 11/01/22)	50	52,428
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/22)(a)	10	10,459
Centene Corp. 4.75%, 01/15/25 (Call 11/30/20)(b)	125	128,484
5.38%, 06/01/26 (Call 06/01/21)(a)	90	94,645
5.38%, 08/15/26 (Call 08/15/21)(a)	50	52,888
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	150	156,991
CHS/Community Health Systems Inc. 6.25%, 03/31/23 (Call 11/30/20)	250	247,775
8.00%, 03/15/26 (Call 03/15/22)(a)	150	150,515
HCA Inc. 4.13%, 06/15/29 (Call 03/15/29)	30	33,995
5.25%, 04/15/25	170	196,885
5.88%, 02/15/26 (Call 08/15/25)	170	192,136
Humana Inc. 2.50%, 12/15/20	65	65,155
4.88%, 04/01/30 (Call 01/01/30)	20	24,775

Security	Par (000)	Value

Health Care - Services (continued)
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	$150	$158,128
Tenet Healthcare Corp. 4.63%, 07/15/24 (Call 11/30/20)	50	50,841
5.13%, 11/01/27 (Call 11/01/22)(a)	150	154,447
6.75%, 06/15/23	200	210,900
UnitedHealth Group Inc., 3.10%, 03/15/26	75	83,625

		2,065,072

Holding Companies - Diversified — 0.5%
Ares Capital Corp. 3.25%, 07/15/25 (Call 06/15/25)	200	200,794
3.50%, 02/10/23 (Call 01/10/23)	300	309,024
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	80	80,845
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25%, 02/01/22 (Call 11/30/20)	25	25,059
6.38%, 12/15/25 (Call 12/15/20)	100	102,516

		718,238

Home Builders — 0.4%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27 (Call 09/15/22)(a)	75	76,804
Lennar Corp., 4.50%, 04/30/24 (Call 01/31/24)	50	53,931
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	40	41,662
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	50	55,465
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	50	52,721
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	100	114,409
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	25	27,670
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)(b)	100	107,595
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a).	20	21,235

		551,492

Insurance — 1.5%
Acrisure LLC/Acrisure Finance Inc. 7.00%, 11/15/25 (Call 11/30/20)(a)	25	24,962
8.13%, 02/15/24 (Call 02/15/21)(a)	50	52,350
Berkshire Hathaway Finance Corp. 1.45%, 10/15/30 (Call 07/15/30)	150	148,128
1.85%, 03/12/30 (Call 12/12/29)	170	175,176
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	125	139,506
Chubb INA Holdings Inc., 3.35%, 05/15/24	25	27,297
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	50	57,341
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	50	51,252
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	50	54,902
Marsh & McLennan Companies Inc. 3.30%, 03/14/23 (Call 01/14/23)	200	212,148
3.75%, 03/14/26 (Call 12/14/25)	630	716,505
3.88%, 03/15/24 (Call 02/15/24)	150	165,690
4.38%, 03/15/29 (Call 12/15/28)	80	96,198
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	5	5,445
Willis Towers Watson PLC, 5.75%, 03/15/21	100	101,918

		2,028,818

Internet — 1.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	591	646,932
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)	200	200,480
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	220	237,087
Match Group Holdings II LLC 4.13%, 08/01/30 (Call 05/01/25)(a)	45	46,019
5.00%, 12/15/27 (Call 12/15/22)(a)	69	71,849
5.63%, 02/15/29 (Call 02/15/24)(a)	55	59,303

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Netflix Inc. 4.88%, 04/15/28	$100	$112,450
5.88%, 11/15/28	50	59,753
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 11/10/20)(a)	150	152,792
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	70	73,564
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	50	56,065

		1,716,294

Iron & Steel — 0.3%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	150	151,630
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(a)	6	6,004
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	150	155,379
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	15	15,750

		328,763

Leisure Time — 0.0%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(a)	50	55,030

Lodging — 0.3%
Boyd Gaming Corp., 6.00%, 08/15/26 (Call 08/15/21)	40	41,060
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)	25	25,438
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)(b)	50	51,458
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 11/16/20)	100	100,903
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	85	86,018
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	27	26,552

		331,429

Machinery — 0.1%
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	15	15,572
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	95	100,851

		116,423

Manufacturing — 0.1%
Bombardier Inc. 6.13%, 01/15/23(a)	50	43,089
7.88%, 04/15/27 (Call 04/15/22)(a)	75	54,621
8.75%, 12/01/21(a)(b)	50	49,795

		147,505

Media — 2.3%
Altice Financing SA, 7.50%, 05/15/26 (Call 05/15/21)(a)	200	208,764
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)(b)	50	50,045
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%, 02/01/28 (Call 08/01/22)(a)	263	276,150
5.13%, 05/01/27 (Call 05/01/22)(a)	210	220,534
5.38%, 06/01/29 (Call 06/01/24)(a)	75	80,887
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50%, 02/01/24 (Call 01/01/24)	700	773,962
4.91%, 07/23/25 (Call 04/23/25)	214	246,355
CSC Holdings LLC, 5.25%, 06/01/24(b)	200	213,742
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 08/15/27 (Call 08/15/22)(a)	34	14,139
DISH DBS Corp. 5.00%, 03/15/23	75	75,586
5.88%, 11/15/24(b)	100	100,641
7.75%, 07/01/26(b)	100	106,050
Gray Television Inc., 7.00%, 05/15/27 (Call 05/15/22)(a)	50	53,855

Security	Par (000)	Value

Media (continued)
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)	$25	$25,132
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)(b)	150	163,224
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	75	75,926
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	329	335,274
Univision Communications Inc., 5.13%, 02/15/25 (Call 11/10/20)(a)	50	49,149

		3,069,415

Mining — 0.3%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	45	48,175
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)	50	56,949
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 11/30/20)(a)	50	51,842
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)(b)	100	99,235
Novelis Corp. 4.75%, 01/30/30 (Call 01/30/25)(a)	35	35,496
5.88%, 09/30/26 (Call 09/30/21)(a)	50	51,597

		343,294

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.25%, 04/01/28 (Call 10/01/22)	70	72,344

Oil & Gas — 2.0%
Antero Resources Corp., 5.13%, 12/01/22 (Call 11/30/20)	100	92,663
Apache Corp. 4.25%, 01/15/30 (Call 10/15/29)	145	128,208
4.88%, 11/15/27 (Call 05/15/27)	250	234,290
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)(b)	430	453,620
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/22)(a)	100	105,504
Comstock Resources Inc. 7.50%, 05/15/25 (Call 11/30/20)(a)	65	64,602
9.75%, 08/15/26 (Call 08/15/21)	75	79,045
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(b)	250	225,030
EQT Corp., 7.88%, 02/01/25 (Call 01/01/25)	25	27,812
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	75	77,698
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	20	20,670
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	30	24,171
Murphy Oil Corp. 5.75%, 08/15/25 (Call 11/30/20)	50	40,988
5.88%, 12/01/27 (Call 12/01/22)	90	70,995
Noble Energy Inc., 3.85%, 01/15/28 (Call 10/15/27)	80	91,318
Occidental Petroleum Corp. 3.40%, 04/15/26 (Call 01/15/26)	75	58,619
6.45%, 09/15/36	50	40,495
8.50%, 07/15/27 (Call 01/15/27)	65	62,402
8.88%, 07/15/30 (Call 01/15/30)	195	190,833
Parkland Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	25	25,831
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/28 (Call 02/15/23)(a)	35	13,518
7.25%, 06/15/25 (Call 11/30/20)	50	20,745
QEP Resources Inc., 5.63%, 03/01/26 (Call 12/01/25)(b)	25	15,848
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)	50	48,585
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	38	36,229
Southwestern Energy Co., 7.50%, 04/01/26 (Call 04/01/21)	100	101,828
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23 (Call 11/30/20)	100	100,444
5.50%, 02/15/26 (Call 02/15/21)	25	25,116

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.00%, 04/15/27 (Call 04/15/22)	$150	$155,064

		2,632,171

Oil & Gas Services — 0.1%
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)	8	7,595
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 04/01/21)	55	54,784
6.88%, 09/01/27 (Call 09/01/22)	100	100,521

		162,900

Packaging & Containers — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/22)(a)	200	205,508
Ball Corp. 4.00%, 11/15/23(b)	50	52,866
5.25%, 07/01/25	50	56,574
Berry Global Inc. 4.50%, 02/15/26 (Call 02/15/21)(a)(b)	25	25,317
4.88%, 07/15/26 (Call 07/15/22)(a)	100	104,614
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	50	52,297
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 11/30/20)(a)	75	75,072
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	50	55,836
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)	200	210,256

		838,340

Pharmaceuticals — 1.4%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)(a)	140	154,095
AmerisourceBergen Corp. 2.80%, 05/15/30 (Call 02/15/30)	45	47,876
3.45%, 12/15/27 (Call 09/15/27)	118	133,518
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)	100	109,274
Bausch Health Companies Inc. 5.50%, 11/01/25 (Call 11/30/20)(a)	130	133,459
6.13%, 04/15/25 (Call 11/30/20)(a)	150	153,914
7.25%, 05/30/29 (Call 05/30/24)(a)	25	26,898
CVS Health Corp., 1.30%, 08/21/27 (Call 06/21/27)	80	78,784
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	200	212,620
Johnson & Johnson, 0.55%, 09/01/25 (Call 08/01/25)	60	60,360
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	120	119,659
Novartis Capital Corp. 3.00%, 11/20/25 (Call 08/20/25)	76	84,061
3.40%, 05/06/24	384	421,874
Upjohn Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	20	20,680
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	100	102,523

		1,859,595

Pipelines — 1.0%
Cheniere Energy Partners LP 5.25%, 10/01/25 (Call 11/30/20)	50	50,858
Series WI, 4.50%, 10/01/29 (Call 10/01/24)	50	50,968
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 11/30/20)	100	91,350
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	80	83,936
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/23)(a)	50	50,076

Security	Par (000)	Value

Pipelines (continued)
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/30/20)	$50	$26,944
ONEOK Inc. 2.75%, 09/01/24 (Call 08/01/24)	180	183,649
7.50%, 09/01/23 (Call 06/01/23)	160	182,827
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 11/30/20)	35	27,001
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)(a)	45	50,468
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(a)	50	45,958
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 11/30/20)	150	150,133
5.88%, 04/15/26 (Call 04/15/21)	35	35,755
6.88%, 01/15/29 (Call 01/15/24)	121	129,912
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)(a)	135	144,767

		1,304,602

Real Estate — 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/30/20)(a)	125	124,855
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27 (Call 04/01/22)(a)	100	105,997

		230,852

Real Estate Investment Trusts — 2.1%
American Tower Corp. 3.00%, 06/15/23	50	53,000
3.38%, 05/15/24 (Call 04/15/24)	50	54,050
4.00%, 06/01/25 (Call 03/01/25)	146	163,517
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	25	27,008
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	70	75,523
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	300	322,164
Equinix Inc. 2.63%, 11/18/24 (Call 10/18/24)	75	79,687
2.90%, 11/18/26 (Call 09/18/26)	145	156,293
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 11/30/20)(a)	150	150,165
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	145	158,789
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	50	51,830
Iron Mountain Inc., 4.50%, 02/15/31 (Call 02/15/26)(a)	60	59,465
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc. 5.63%, 05/01/24 (Call 02/01/24)	50	52,603
5.75%, 02/01/27 (Call 11/01/26)	80	86,323
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)	185	192,729
Omega Healthcare Investors Inc. 4.50%, 04/01/27 (Call 01/01/27)	130	140,832
4.95%, 04/01/24 (Call 01/01/24)	364	390,972
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	300	343,803
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	115	125,879
VICI Properties LP/VICI Note Co. Inc. 3.75%, 02/15/27 (Call 02/15/23)(a)	20	20,060
4.25%, 12/01/26 (Call 12/01/22)(a)	50	50,811

		2,755,503

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 1.1%
1011778 BC ULC/New Red Finance Inc. 3.88%, 01/15/28 (Call 09/15/22)(a)	$35	$35,538
4.25%, 05/15/24 (Call 11/30/20)(a)	110	112,253
5.00%, 10/15/25 (Call 11/13/20)(a)	77	78,922
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/30/20)(a)	25	24,531
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	200	202,234
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	25	28,407
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/27 (Call 06/01/22)(a)	107	110,796
5.25%, 06/01/26 (Call 06/01/21)(a)	100	103,356
L Brands Inc., 7.50%, 06/15/29 (Call 06/15/24)	75	80,279
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	100	105,421
PetSmart Inc., 5.88%, 06/01/25 (Call 11/30/20)(a)	84	85,875
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)(b)	100	99,183
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	10	10,222
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 11/30/20)	200	202,162
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	15	16,045
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	160	172,203

		1,467,427

Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	100	106,898
Broadcom Inc. 3.15%, 11/15/25 (Call 10/15/25)	70	75,392
3.46%, 09/15/26 (Call 07/15/26)	100	109,171
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	30	32,187

		323,648

Software — 1.0%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	30	28,986
Adobe Inc., 1.90%, 02/01/25 (Call 01/01/25)	65	68,524
CDK Global Inc. 5.25%, 05/15/29 (Call 05/15/24)(a)	10	10,729
5.88%, 06/15/26 (Call 06/15/21)	20	20,896
Citrix Systems Inc. 3.30%, 03/01/30 (Call 12/01/29)	240	253,716
4.50%, 12/01/27 (Call 09/01/27)	100	113,845
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	30	30,239
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(a)	160	165,602
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 12/07/20)(a)	102	106,869
MSCI Inc. 3.63%, 09/01/30 (Call 03/01/25)(a)	40	41,277
4.00%, 11/15/29 (Call 11/15/24)(a)	100	104,388
5.38%, 05/15/27 (Call 05/15/22)(a)	75	80,274
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	100	105,126
Rackspace Technology Global. Inc., 8.63%, 11/15/24 (Call 11/30/20)(a)(b)	50	52,155
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 11/30/20)(a)	50	51,902
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	80	85,085

		1,319,613

Telecommunications — 2.3%
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)	200	208,796

Security	Par (000)	Value

Telecommunications (continued)
AT&T Inc. 1.65%, 02/01/28 (Call 12/01/27)	$100	$99,368
3.00%, 06/30/22 (Call 04/30/22)	415	430,629
4.05%, 12/15/23	100	110,481
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	30	30,817
CenturyLink Inc. 5.13%, 12/15/26 (Call 12/15/22)(a)(b)	65	66,467
5.63%, 04/01/25 (Call 01/01/25)(b)	100	105,025
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/22)(a)	50	51,854
Embarq Corp., 8.00%, 06/01/36	50	58,500
Frontier Communications Corp., 8.50%, 04/01/26 (Call 04/01/21)(a)(b)	25	25,241
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	18	18,950
Hughes Satellite Systems Corp., 6.63%, 08/01/26(b)	200	217,048
Level 3 Financing Inc. 4.63%, 09/15/27 (Call 09/15/22)(a)(b)	50	51,104
5.38%, 05/01/25 (Call 11/30/20)	50	51,424
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	59	68,884
Sprint Capital Corp., 8.75%, 03/15/32	50	74,816
Sprint Corp. 7.63%, 02/15/25 (Call 11/15/24)	100	118,105
7.63%, 03/01/26 (Call 11/01/25)	50	60,821
Telesat Canada/Telesat LLC, 6.50%, 10/15/27 (Call 10/15/22)(a)(b)	30	29,923
T-Mobile USA Inc. 2.05%, 02/15/28 (Call 12/15/27)(a)	215	218,188
3.75%, 04/15/27 (Call 02/15/27)(a)	20	22,365
3.88%, 04/15/30 (Call 01/15/30)(a)	140	157,391
4.75%, 02/01/28 (Call 02/01/23)	150	160,795
6.50%, 01/15/26 (Call 01/15/21)	200	208,338
Verizon Communications Inc. 3.00%, 03/22/27 (Call 01/22/27)	35	38,609
3.38%, 02/15/25	168	186,431
ViaSat Inc. 5.63%, 09/15/25 (Call 11/10/20)(a)	100	100,618
5.63%, 04/15/27 (Call 04/15/22)(a)	100	104,770

		3,075,758

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50	53,020

Transportation — 0.1%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 11/16/20)(a)	100	84,233
XPO Logistics Inc., 6.50%, 06/15/22 (Call 11/30/20)(a)	61	61,197

		145,430

Total Corporate Bonds & Notes — 48.6% (Cost: $61,833,589)		64,081,678

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 86.5%
Federal Home Loan Mortgage Corp. 2.50%, 01/01/33	66	69,670
3.00%, 03/01/46	530	558,575
3.00%, 07/01/46	34	35,318
3.00%, 08/01/46	250	264,001
3.00%, 10/01/46	57	60,955
3.00%, 12/01/46	678	714,049

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/47	$135	$142,555
3.00%, 06/01/47	261	280,505
3.00%, 10/01/47	91	95,554
3.50%, 07/01/33	32	34,316
3.50%, 06/01/34	87	92,356
3.50%, 07/01/43	18	19,598
3.50%, 09/01/44	18	19,175
3.50%, 01/01/46	20	21,152
3.50%, 03/01/46	16	17,533
3.50%, 09/01/46	13	13,580
3.50%, 08/01/47	13	13,835
3.50%, 05/01/49	41	44,886
3.50%, 06/01/49	65	70,674
4.00%, 04/01/46	152	167,873
4.00%, 07/01/46	50	54,400
4.00%, 06/01/48	53	59,706
4.00%, 01/01/49	0	372
4.50%, 07/01/48	16	17,269
5.00%, 07/01/48	19	20,474
5.00%, 04/01/49	14	15,331
Federal National Mortgage Association
3.50%, 11/01/51	1,359	1,483,616
4.00%, 01/01/57	95	106,086
4.00%, 02/01/57	95	106,579
Government National Mortgage Association
2.50%, 12/20/46	195	206,216
2.50%, 08/20/50	429	449,656
2.50%, 09/20/50	629	659,149
2.50%, 11/01/50(e)	1,790	1,874,885
3.00%, 01/15/44	33	33,977
3.00%, 05/20/45	281	298,278
3.00%, 11/20/45	2,293	2,432,276
3.00%, 04/20/46	170	180,361
3.00%, 09/20/46	158	167,747
3.00%, 12/15/46	80	85,644
3.00%, 02/15/47	324	338,467
3.00%, 04/20/49	1,423	1,501,503
3.00%, 02/20/50	275	289,324
3.00%, 06/20/50	124	130,578
3.00%, 07/20/50	3,073	3,232,959
3.00%, 11/19/50(e)	1,065	1,111,079
3.50%, 10/20/42	156	170,155
3.50%, 03/15/43	77	83,993
3.50%, 06/15/43	66	71,339
3.50%, 04/20/45	59	63,764
3.50%, 04/20/46	93	99,685
3.50%, 12/20/46	106	113,412
3.50%, 03/20/47	203	216,891
3.50%, 08/20/47	231	246,492
3.50%, 09/20/47	209	223,419
3.50%, 11/20/47	188	200,963
3.50%, 02/20/48	128	136,737
3.50%, 04/20/48	928	1,011,079
3.50%, 08/20/48	187	198,730
3.50%, 01/20/49	79	84,411
3.50%, 01/20/50	1,385	1,458,465
3.50%, 05/20/50	4,981	5,244,232
3.50%, 08/20/50	1,454	1,550,370
3.50%, 11/01/50(e)	1,163	1,225,897
4.00%, 09/20/45	30	32,317

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/20/46	$10	$10,725
4.00%, 04/20/47	97	103,985
4.00%, 06/20/47	357	382,911
4.00%, 07/20/47	559	600,373
4.00%, 11/20/47	102	109,986
4.00%, 05/15/48	118	124,822
4.00%, 05/20/48	83	88,532
4.00%, 08/20/48	89	95,534
4.00%, 02/20/50	224	238,410
4.00%, 11/01/50 (e)	3,402	3,617,418
4.50%, 10/20/46	12	13,202
4.50%, 06/20/48	73	79,313
4.50%, 07/20/48	54	58,576
4.50%, 08/20/48	97	104,752
4.50%, 10/20/48	155	167,275
4.50%, 11/01/50 (e)	1,802	1,936,805
5.00%, 11/20/48	59	64,930
5.00%, 12/20/48	108	118,182
5.00%, 01/20/49	110	119,891
5.00%, 05/20/49	13	13,711
5.00%, 11/01/50(e)	985	1,068,571
Uniform Mortgage-Backed Securities 1.50%, 11/01/35 (e)	500	507,651
2.00%, 11/01/35 (e)	7,700	7,956,196
2.50%, 04/01/32	475	502,314
2.50%, 10/01/32	16	16,618
2.50%, 01/01/33	427	445,006
2.50%, 07/01/35	568	603,496
2.50%, 10/01/35	1,135	1,196,255
2.50%, 11/01/35(e)	1,025	1,066,481
2.50%, 11/17/35(e)	2,447	2,543,016
2.50%, 04/01/47	80	83,781
2.50%, 10/01/49	37	38,960
2.50%, 06/01/50	150	158,184
2.50%, 07/01/50	223	238,852
2.50%, 08/01/50	326	344,735
2.50%, 09/01/50	1,565	1,646,708
2.50%, 10/01/50	1,675	1,760,123
2.50%, 11/01/50	1,425	1,496,827
2.50%, 11/12/50(e)	6,193	6,453,541
3.00%, 01/01/31	251	265,484
3.00%, 02/01/31	512	539,575
3.00%, 02/01/32	102	109,084
3.00%, 02/01/33	80	86,638
3.00%, 07/01/34	59	61,691
3.00%, 09/01/34	482	514,659
3.00%, 12/01/34	575	601,937
3.00%, 11/01/35(e)	2,005	2,099,180
3.00%, 10/01/44	471	502,571
3.00%, 07/01/46	1,236	1,305,417
3.00%, 10/01/46	679	715,964
3.00%, 11/01/46	999	1,055,147
3.00%, 12/01/46	550	580,995
3.00%, 12/01/47	208	217,718
3.00%, 11/01/48	305	319,899
3.00%, 09/01/49	534	569,772
3.00%, 04/01/50	529	556,564
3.00%, 05/01/50	1,967	2,131,906
3.00%, 07/01/50	474	500,448
3.00%, 08/01/50	620	656,666

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/50(e)	$2,100	$2,195,130
3.00%, 11/12/50(e)	4,224	4,414,769
3.50%, 03/01/33	86	93,754
3.50%, 04/01/33	114	124,456
3.50%, 05/01/33	52	57,244
3.50%, 07/01/34	140	150,016
3.50%, 08/01/34	123	129,571
3.50%, 11/01/45	72	77,099
3.50%, 01/01/46	58	64,976
3.50%, 02/01/46	207	222,525
3.50%, 07/01/46	30	33,189
3.50%, 01/01/47	78	83,486
3.50%, 02/01/47	93	100,459
3.50%, 05/01/47	61	67,229
3.50%, 08/01/47	108	114,607
3.50%, 04/01/48	3,951	4,185,707
3.50%, 05/01/48	80	90,096
3.50%, 11/01/48	65	69,102
3.50%, 01/01/49	230	243,639
3.50%, 04/01/49	41	45,068
3.50%, 07/01/49	494	522,936
3.50%, 11/01/49	537	566,511
3.50%, 11/01/50 (e)	1,742	1,840,409
3.50%, 11/12/50(e)	2,188	2,310,519
4.00%, 06/01/33	64	67,842
4.00%, 07/01/33	29	31,202
4.00%, 12/01/33	106	112,075
4.00%, 03/01/45	35	38,212
4.00%, 01/01/46	50	54,373
4.00%, 02/01/46	30	32,039
4.00%, 03/01/46	13	14,448
4.00%, 04/01/46	63	68,413
4.00%, 02/01/47	28	30,160
4.00%, 03/01/47	31	33,972
4.00%, 06/01/47	13	14,125
4.00%, 09/01/47	72	76,942
4.00%, 11/01/47	19	20,524
4.00%, 06/01/48	1,908	2,097,648
4.00%, 05/01/49	153	169,005
4.00%, 07/01/49	58	64,319
4.00%, 12/01/49	90	96,379
4.00%, 04/01/50	1,264	1,375,070
4.00%, 05/01/50	354	381,031
4.00%, 11/01/50 (e)	1,480	1,578,814
4.00%, 11/12/50(e)	3,653	3,902,003
4.50%, 10/01/47	14	15,258
4.50%, 03/01/48	34	36,973
4.50%, 06/01/48	61	67,409
4.50%, 07/01/48	9	9,279
4.50%, 08/01/48	108	119,584
4.50%, 10/01/48	68	73,198
4.50%, 12/01/48	112	121,224
4.50%, 01/01/49	123	132,466
4.50%, 04/01/49	339	374,172
4.50%, 07/01/49	75	81,599
4.50%, 08/01/49	70	76,041
4.50%, 03/01/50	592	640,481
4.50%, 11/12/50(e)	2,372	2,565,142
5.00%, 08/01/48	448	499,518
5.00%, 09/01/48	27	29,219

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/49	$30	$33,965
5.00%, 11/01/50(e)	217	238,361
5.50%, 11/01/50(e)	925	1,028,340
6.00%, 02/01/49	102	120,922

		113,916,650

Total U.S. Government & Agency Obligations — 86.5% (Cost: $112,964,611)		113,916,650

Common Stocks

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp.(f)	0 (g)	5,169

Total Common Stocks — 0.0% (Cost $23,465)		5,169

Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(f)	1	1,523

Total Warrants — 0.0% (Cost $4,084)		1,523

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(h)(i)(j)	11,087	11,094,625
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(h)(i)	100	100,000

		11,194,625

Total Short-Term Investments — 8.5% (Cost: $11,193,230)		11,194,625

Total Investments Before TBA Sales Commitments — 143.6% (Cost: $186,018,979)		189,199,645

TBA Sales Commitments

Mortgage-Backed Securities — (7.2)%
Government National Mortgage Association, 3.00%, 11/19/50(e)	$(275)	(287,033)
Uniform Mortgage-Backed Securities 2.50%, 11/17/35(e)	(475)	(493,638)
2.50%, 11/12/50(e)	(4,125)	(4,298,540)
3.00%, 11/12/50(e)	(2,100)	(2,194,843)
3.50%, 11/12/50(e)	(675)	(712,797)
4.00%, 11/12/50(e)	(1,100)	(1,174,981)
4.50%, 11/12/50(e)	(339)	(366,603)

		(9,528,435)

Total TBA Sales Commitments — (7.2)% (Proceeds: $(9,551,540))		(9,528,435)

Total Investments, Net of TBA Sales Commitments — 136.4% (Cost: $176,467,439)		179,671,210

Other Assets, Less Liabilities — (36.4)%		(47,879,166)

Net Assets — 100.0%		$131,792,044

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	TBA transaction.
(f)	Non-income producing security.
(g)	Rounds to less than 1,000.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,432,602	$2,675,204	(a)	$—	$(12,440)	$(741)	$11,094,625	11,087	$117,104	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	—	—	100,000	100	681		—

					$(12,440)	$(741)	$11,194,625		$117,785		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Long U.S. Treasury Bond	19	12/21/20	$3,277	$(75,216)
Ultra Long U.S. Treasury Bond	28	12/21/20	6,020	(153,966)

				(229,182)

Short Contracts
2-Year U.S. Treasury Note	(18)	12/31/20	3,975	1,860
5-Year U.S. Treasury Note	(32)	12/31/20	4,020	7,533

				9,393

				$(219,789)

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$9,393

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$229,182

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended October 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,729,435)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(577,617)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,803,564
Average notional value of contracts — short	$(10,936,509)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$64,081,678	$—	$64,081,678
U.S. Government Agency Obligations	—	113,916,650	—	113,916,650
Common Stocks	5,169	—	—	5,169
Warrants	—	1,523	—	1,523
Money Market Funds	11,194,625	—	—	11,194,625

	11,199,794	177,999,851	—	189,199,645

Liabilities
TBA Sales Commitments	—	(9,528,435)	—	(9,528,435)

	$11,199,794	$168,471,416	$—	$179,671,210

Derivative financial instruments(a)
Assets
Futures Contracts	$9,393	$—	$—	$9,393
Liabilities
Futures Contracts	(229,182)	—	—	(229,182)

	$(219,789)	$—	$—	$(219,789)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Statement of Assets and Liabilities

October 31, 2020

iShares U.S. Fixed Income Balanced Risk Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$178,005,020
Affiliated(c)	11,194,625
Cash	177
Cash pledged:
Futures contracts	286,000
Receivables:
Investments sold	69,330
Securities lending income — Affiliated	582
TBA sales commitments	9,551,540
Dividends	2,041
Interest	854,820

Total assets	199,964,135

LIABILITIES
Collateral on securities loaned, at value	3,788,054
TBA sales commitments, at value(d)	9,528,435
Payables:
Investments purchased	54,815,962
Variation margin on futures contracts	12,442
Investment advisory fees	27,198

Total liabilities	68,172,091

NET ASSETS	$131,792,044

NET ASSETS CONSIST OF:
Paid-in capital	$130,766,455
Accumulated earnings	1,025,589

NET ASSETS	$131,792,044

Shares outstanding	1,300,000

Net asset value	$101.38

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$3,596,928
(b) Investments, at cost — Unaffiliated	$174,825,750
(c) Investments, at cost — Affiliated	$11,193,229
(d) Proceeds from TBA sales commitments	$9,551,540

See notes to financial statements.

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended October 31, 2020

iShares U.S. Fixed Income Balanced Risk Factor ETF

INVESTMENT INCOME
Dividends — Affiliated	$94,613
Interest — Unaffiliated	4,277,537
Securities lending income — Affiliated — net	23,172
Other income — Unaffiliated	1,747

Total investment income	4,397,069

EXPENSES
Investment advisory fees	380,560
Miscellaneous	264

Total expenses	380,824

Less:
Investment advisory fees waived	(12,533)

Total expenses after fees waived	368,291

Net investment income	4,028,778

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	2,177,620
Investments — Affiliated	(12,440)
In-kind redemptions — Unaffiliated	24,194
Futures contracts	(1,729,435)

Net realized gain	459,939

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(181,149)
Investments — Affiliated	(741)
Futures contracts	(577,617)

Net change in unrealized appreciation (depreciation)	(759,507)

Net realized and unrealized loss	(299,568)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,729,210

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Changes in Net Assets

	iShares U.S. Fixed Income Balanced Risk Factor ETF
	Year Ended 10/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,028,778	$4,200,628
Net realized gain (loss)	459,939	(212,312)
Net change in unrealized appreciation (depreciation)	(759,507)	6,727,055

Net increase in net assets resulting from operations	3,729,210	10,715,371

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(4,367,197)	(4,179,955)
Return of capital	(123,080)	—

Decrease in net assets resulting from distributions to shareholders	(4,490,277)	(4,179,955)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(9,620,236)	25,435,100

NET ASSETS
Total increase (decrease) in net assets	(10,381,303)	31,970,516
Beginning of year	142,173,347	110,202,831

End of year	$131,792,044	$142,173,347

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Fixed Income Balanced Risk Factor ETF
	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$101.55	$95.83	$100.57	$100.60	$98.33

Net investment income(a)	2.67	3.51	3.15	2.66	2.75
Net realized and unrealized gain (loss)(b)	0.11	5.73	(4.88)	0.09	2.40

Net increase (decrease) from investment operations	2.78	9.24	(1.73)	2.75	5.15

Distributions(c)
From net investment income	(2.87)	(3.52)	(3.01)	(2.70)	(2.79)
From net realized gain	—	—	—	(0.05)	—
Return of capital	(0.08)	—	—	(0.03)	(0.09)

Total distributions	(2.95)	(3.52)	(3.01)	(2.78)	(2.88)

Net asset value, end of period	$101.38	$101.55	$95.83	$100.57	$100.60

Total Return
Based on net asset value	2.79%	9.82%	(1.73)%	2.79%	5.32%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.24%	0.25%	0.24%	0.24%	0.25%

Net investment income	2.65%	3.55%	3.22%	2.66%	2.78%

Supplemental Data
Net assets, end of period (000)	$131,792	$142,173	$110,203	$130,741	$70,418

Portfolio turnover rate(d)(e)	703%	504%	633%	683%	569%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
U.S. Fixed Income Balanced Risk Factor(a)	Non-diversified

(a)	Formerly the iShares Edge U.S. Fixed Income Balanced Risk ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., TBA sales commitments and futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. The adjusted cost basis of securities at October 31, 2019 is $178,891,702.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

TBA Roll Transactions:A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (continued)

a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
U.S. Fixed Income Balanced Risk Factor
Barclays Bank PLC	$367,412	$367,412		$—	$—
Barclays Capital Inc.	543,874	543,874		—	—
BNP Paribas Prime Brokerage International Ltd.	607,267	607,267		—	—
Citadel Clearing LLC	80,457	80,457		—	—
Citigroup Global Markets Inc.	91,287	91,287		—	—
Credit Suisse Securities (USA) LLC	104,445	104,445		—	—
HSBC Securities (USA) Inc.	48,786	48,786		—	—
JPMorgan Securities LLC	1,513,619	1,513,619		—	—
Wells Fargo Securities LLC	239,781	239,781		—	—

	$3,596,928	$3,596,928		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund uses futures contracts to balance its exposure to interest rate risk against its exposure to credit spread risk. Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended October 31, 2020, the Fund paid BTC $6,919 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2020, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
U.S. Fixed Income Balanced Risk Factor	$335,569	$—	$—

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (continued)

7.	PURCHASES AND SALES

For the year ended October 31, 2020, purchases and sales of investments, including TBA rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
U.S. Fixed Income Balanced Risk Factor	$1,315,879,247	$1,276,390,809	$44,157,877	$84,534,728

For the year ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Fixed Income Balanced Risk Factor	$16,761,903	$22,056,338

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/20	Year Ended 10/31/19
U.S. Fixed Income Balanced Risk Factor
Ordinary income	$4,367,197	$4,179,955
Return of capital	123,080	—

	$4,490,277	$4,179,955

As of October 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
U.S. Fixed Income Balanced Risk Factor	$(2,109,584)		$3,135,173		$1,025,589

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and amortization methods for premiums and discounts on fixed income securities.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Fixed Income Balanced Risk Factor	$186,087,577	$3,688,661	$(576,593)	$3,112,068

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
U.S. Fixed Income Balanced Risk Factor
Shares sold	300,000	$30,571,626	550,000	$54,816,899
Shares redeemed	(400,000)	(40,191,862)	(300,000)	(29,381,799)

Net increase (decrease)	(100,000)	$(9,620,236)	250,000	$25,435,100

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares U.S. Fixed Income Balanced Risk Factor ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares U.S. Fixed Income Balanced Risk Factor ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	31

Important Tax Information (unaudited)

For the fiscal year ended October 31, 2020, the Fund hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
U.S. Fixed Income Balanced Risk Factor	$3,385,998

The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:

iShares ETF	Federal Obligation Interest
U.S. Fixed Income Balanced Risk Factor	$1,168

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares U.S. Fixed Income Balanced Risk Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	33

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Fixed Income Balanced Risk Factor	$2.947012	$—	$—	$2.947012	100%	—%	—%	100%

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	35

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of October 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	37

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	39

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1013-1020

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the sixty series of the registrant for which the fiscal year-end is October 31, 2020 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $661,900 for the fiscal year ended October 31, 2019 and $776,150 for the fiscal year ended October 31, 2020.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2019 and October 31, 2020 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $192,831 for the fiscal year ended October 31, 2019 and $226,860 for the fiscal year ended October 31, 2020. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees – There were no other fees billed in each of the fiscal years ended October 31, 2019 and October 31, 2020 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended October 31, 2020 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $192,831 for the fiscal year ended October 31, 2019 and $226,860 for the fiscal year ended October 31, 2020.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan.

(b) Not applicable.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a)  (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: January 06, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: January 06, 2021

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: January 06, 2021